Quarterly Report
March 31, 2025
SPDR® Series Trust
Equity Funds
Fixed Income Funds
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
DIVERSIFIED REITs — 2.9%
Alexander & Baldwin, Inc. REIT	139,638	$2,405,963
American Assets Trust, Inc. REIT	90,779	1,828,289
Broadstone Net Lease, Inc. REIT	362,596	6,178,636
Empire State Realty Trust, Inc. Class A REIT	261,387	2,044,046
Essential Properties Realty Trust, Inc. REIT	360,989	11,782,681
Global Net Lease, Inc. REIT	380,924	3,062,629
WP Carey, Inc. REIT	420,904	26,563,251
		53,865,495
HEALTH CARE REITs — 18.6%
Alexandria Real Estate Equities, Inc. REIT	296,246	27,405,718
American Healthcare REIT, Inc.	294,382	8,919,775
CareTrust REIT, Inc.	360,952	10,316,008
Community Healthcare Trust, Inc. REIT	48,274	876,656
Diversified Healthcare Trust REIT	417,575	1,002,180
Global Medical REIT, Inc. (a)	120,753	1,056,589
Healthcare Realty Trust, Inc. REIT (a)	681,547	11,518,144
Healthpeak Properties, Inc. REIT	1,345,370	27,203,381
Medical Properties Trust, Inc. REIT (a)	1,154,709	6,962,895
National Health Investors, Inc. REIT	87,320	6,449,455
Omega Healthcare Investors, Inc. REIT (a)	542,005	20,639,550
Sila Realty Trust, Inc. REIT	105,839	2,826,960
Universal Health Realty Income Trust REIT	24,546	1,005,404
Ventas, Inc. REIT	840,677	57,804,951
Welltower, Inc. REIT	1,085,219	166,266,403
		350,254,069
HOTEL & RESORT REITs — 3.0%
Apple Hospitality REIT, Inc.	429,122	5,539,965
Chatham Lodging Trust REIT	94,012	670,305
DiamondRock Hospitality Co. REIT	399,183	3,081,693
Host Hotels & Resorts, Inc. REIT	1,344,365	19,103,427
Park Hotels & Resorts, Inc. REIT	396,920	4,239,106
Pebblebrook Hotel Trust REIT	230,193	2,331,855
RLJ Lodging Trust REIT	291,700	2,301,513
Ryman Hospitality Properties, Inc. REIT	115,180	10,532,059
Service Properties Trust REIT	320,465	836,414
Summit Hotel Properties, Inc. REIT	208,846	1,129,857
Sunstone Hotel Investors, Inc. REIT	386,338	3,635,440
Security Description	Shares	Value
Xenia Hotels & Resorts, Inc. REIT	195,766	$2,302,208
		55,703,842
INDUSTRIAL REITs — 14.5%
Americold Realty Trust, Inc. REIT	502,938	10,793,050
EastGroup Properties, Inc. REIT	99,859	17,590,163
First Industrial Realty Trust, Inc. REIT	254,568	13,736,489
Innovative Industrial Properties, Inc. REIT	54,451	2,945,255
LXP Industrial Trust REIT	568,697	4,919,229
Plymouth Industrial REIT, Inc.	75,977	1,238,425
Prologis, Inc. REIT	1,600,837	178,957,568
Rexford Industrial Realty, Inc. REIT	437,642	17,133,684
STAG Industrial, Inc. REIT	358,760	12,958,411
Terreno Realty Corp. REIT	191,901	12,131,981
		272,404,255
OFFICE REITs — 4.4%
Brandywine Realty Trust REIT	332,066	1,481,014
BXP, Inc. REIT	279,858	18,803,659
COPT Defense Properties REIT	216,321	5,899,074
Cousins Properties, Inc. REIT	322,430	9,511,685
Douglas Emmett, Inc. REIT	322,056	5,152,896
Easterly Government Properties, Inc. REIT (a)	190,903	2,023,572
Equity Commonwealth REIT (b)	206,426	332,346
Highwoods Properties, Inc. REIT (a)	206,964	6,134,413
Hudson Pacific Properties, Inc. REIT (a)	271,265	800,232
JBG SMITH Properties REIT (a)	162,447	2,617,021
Kilroy Realty Corp. REIT	204,429	6,697,094
NET Lease Office Properties REIT (a) (b)	28,389	890,847
Paramount Group, Inc. REIT	351,389	1,510,973
Piedmont Office Realty Trust, Inc. Class A REIT	238,800	1,759,956
SL Green Realty Corp. REIT	134,689	7,771,555
Vornado Realty Trust REIT (a)	319,354	11,812,904
		83,199,241
RESIDENTIAL REITs — 19.8%
American Homes 4 Rent Class A REIT	610,052	23,066,066
Apartment Investment & Management Co. Class A REIT	249,964	2,199,683
AvalonBay Communities, Inc. REIT	273,181	58,630,106
Camden Property Trust REIT	205,140	25,088,622
Centerspace REIT	31,862	2,063,065
Elme Communities REIT	169,304	2,945,890
Equity LifeStyle Properties, Inc. REIT	367,402	24,505,713

See accompanying notes to Schedule of Investments.

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Equity Residential REIT	657,247	$47,045,740
Essex Property Trust, Inc. REIT	123,594	37,890,213
Independence Realty Trust, Inc. REIT	443,190	9,408,924
Invitation Homes, Inc. REIT	1,095,664	38,183,890
Mid-America Apartment Communities, Inc. REIT	224,806	37,672,990
NexPoint Residential Trust, Inc. REIT	42,496	1,679,867
Sun Communities, Inc. REIT	230,257	29,620,260
UDR, Inc. REIT	578,985	26,152,752
UMH Properties, Inc. REIT	141,104	2,638,645
Veris Residential, Inc. REIT	155,358	2,628,657
		371,421,083
RETAIL REITs — 17.9%
Acadia Realty Trust REIT	230,120	4,821,014
Agree Realty Corp. REIT	205,812	15,886,628
Brixmor Property Group, Inc. REIT	588,371	15,621,250
Curbline Properties Corp. REIT	181,765	4,396,895
Federal Realty Investment Trust REIT	148,277	14,504,456
Getty Realty Corp. REIT (a)	97,345	3,035,217
Kimco Realty Corp. REIT	1,306,734	27,755,030
Kite Realty Group Trust REIT	422,503	9,451,392
Macerich Co. REIT (a)	477,936	8,206,161
NETSTREIT Corp.	156,880	2,486,548
NNN REIT, Inc.	360,690	15,383,429
Phillips Edison & Co., Inc. REIT	240,776	8,785,916
Realty Income Corp. REIT	1,478,987	85,796,036
Regency Centers Corp. REIT	313,935	23,155,846
Simon Property Group, Inc. REIT	502,771	83,500,208
SITE Centers Corp. REIT	90,703	1,164,627
Tanger, Inc. REIT	212,920	7,194,567
Urban Edge Properties REIT	241,234	4,583,446
		335,728,666
SPECIALIZED REITs — 18.0%
CubeSmart REIT	434,965	18,577,355
Digital Realty Trust, Inc. REIT	549,705	78,767,229
EPR Properties REIT	145,623	7,661,226
Security Description	Shares	Value
Equinix, Inc. REIT	97,470	$79,472,165
Extra Space Storage, Inc. REIT	407,671	60,535,067
Four Corners Property Trust, Inc. REIT	192,213	5,516,513
National Storage Affiliates Trust REIT	134,894	5,314,824
Public Storage REIT	274,693	82,212,868
		338,057,247
TOTAL COMMON STOCKS (Cost $2,166,687,082)		1,860,633,898
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (c) (d)	9,233,434	9,233,434
State Street Navigator Securities Lending Portfolio II (e) (f)	11,341,343	11,341,343
TOTAL SHORT-TERM INVESTMENTS (Cost $20,574,777)		20,574,777
TOTAL INVESTMENTS — 100.2% (Cost $2,187,261,859)		1,881,208,675
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(4,014,713)
NET ASSETS — 100.0%		$1,877,193,962
(a)	All or a portion of the shares of the security are on loan at March 31, 2025.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At March 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Dow Jones US Real Estate Index (long)	401	06/20/2025	$14,652,307	$14,744,770	$92,463
See accompanying notes to Schedule of Investments.

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,860,633,898	$—	$—	$1,860,633,898
Short-Term Investments	20,574,777	—	—	20,574,777
TOTAL INVESTMENTS	$1,881,208,675	$—	$—	$1,881,208,675
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$92,463	$—	$—	$92,463
TOTAL OTHER FINANCIAL INSTRUMENTS:	$92,463	$—	$—	$92,463

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	10,547,402	$10,550,566	$24,878,866	$35,429,432	$332	$(332)	—	$—	$223,849
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	98,995,525	89,762,091	—	—	9,233,434	9,233,434	456,564
State Street Navigator Securities Lending Portfolio II	3,521,807	3,521,807	250,224,825	242,405,289	—	—	11,341,343	11,341,343	17,560
Total		$14,072,373	$374,099,216	$367,596,812	$332	$(332)		$20,574,777	$697,973
See accompanying notes to Schedule of Investments.

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AUTO COMPONENTS — 1.5%
Hesai Group ADR (a)	91,500	$1,354,200
COMMERCIAL SERVICES & SUPPLIES — 0.8%
ACV Auctions, Inc. Class A (a)	50,612	713,123
COMMUNICATIONS EQUIPMENT — 2.0%
Arista Networks, Inc. (a)	9,138	708,012
Calix, Inc. (a)	29,272	1,037,400
		1,745,412
CONSUMER FINANCE — 1.4%
NerdWallet, Inc. Class A (a)	77,034	697,157
Upstart Holdings, Inc. (a)	12,160	559,725
		1,256,882
DIVERSIFIED CONSUMER SERVICES — 2.2%
Duolingo, Inc. (a)	3,043	944,973
Udemy, Inc. (a)	129,403	1,004,167
		1,949,140
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.3%
OSI Systems, Inc. (a)	5,652	1,098,410
ENTERTAINMENT — 5.9%
Electronic Arts, Inc.	6,512	941,114
IMAX Corp. (a) (b)	39,478	1,040,245
Netflix, Inc. (a)	1,120	1,044,434
ROBLOX Corp. Class A (a)	17,241	1,004,978
Spotify Technology SA (a)	2,128	1,170,464
		5,201,235
FINANCIAL SERVICES — 2.7%
AvidXchange Holdings, Inc. (a)	92,157	781,492
Sezzle, Inc. (a) (b)	19,962	696,474
Toast, Inc. Class A (a)	26,953	894,031
		2,371,997
GROUND TRANSPORTATION — 1.3%
Full Truck Alliance Co. Ltd. ADR	91,655	1,170,434
HEALTH CARE TECHNOLOGY — 5.7%
Doximity, Inc. Class A (a)	19,715	1,144,062
Phreesia, Inc. (a)	41,206	1,053,225
Schrodinger, Inc. (a) (b)	49,326	973,695
Simulations Plus, Inc.	33,225	814,677
Veeva Systems, Inc. Class A (a)	4,482	1,038,166
		5,023,825
HOTELS, RESTAURANTS & LEISURE — 0.8%
Sabre Corp. (a)	263,470	740,351
INTERACTIVE MEDIA & SERVICES — 5.8%
Bumble, Inc. Class A (a) (b)	123,495	535,968
fuboTV, Inc. (a)	667,217	1,948,274
Meta Platforms, Inc. Class A	1,657	955,028
Pinterest, Inc. Class A (a)	33,527	1,039,337
Reddit, Inc. Class A (a)	5,950	624,155
		5,102,762
Security Description	Shares	Value
IT SERVICES — 9.1%
Amdocs Ltd.	11,761	$1,076,131
ASGN, Inc. (a)	11,677	735,885
Cognizant Technology Solutions Corp. Class A	12,829	981,419
Couchbase, Inc. (a)	66,986	1,055,029
EPAM Systems, Inc. (a)	4,193	707,946
Globant SA (a)	4,744	558,464
Kyndryl Holdings, Inc. (a)	29,097	913,646
MongoDB, Inc. (a)	3,837	673,010
Okta, Inc. (a)	12,529	1,318,301
		8,019,831
MEDIA — 0.7%
Ibotta, Inc. Class A (a) (b)	13,955	588,901
PROFESSIONAL SERVICES — 10.9%
Concentrix Corp. (b)	23,289	1,295,800
Dayforce, Inc. (a)	13,318	776,839
Fiverr International Ltd. (a) (b)	30,160	714,189
Genpact Ltd.	23,010	1,159,244
Parsons Corp. (a)	10,645	630,290
Paycom Software, Inc.	4,385	958,035
Paycor HCM, Inc. (a)	51,431	1,154,112
Paylocity Holding Corp. (a)	5,133	961,616
SS&C Technologies Holdings, Inc.	13,410	1,120,137
Upwork, Inc. (a)	60,830	793,831
		9,564,093
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.0%
Zillow Group, Inc. Class C (a)	12,851	881,065
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.0%
ACM Research, Inc. Class A (a) (b)	65,907	1,538,269
ARM Holdings PLC ADR (a) (b)	6,771	723,075
Axcelis Technologies, Inc. (a)	13,651	678,045
Impinj, Inc. (a)	6,797	616,488
Micron Technology, Inc.	10,030	871,507
NVIDIA Corp.	7,655	829,649
		5,257,033
SOFTWARE — 39.8%
Alkami Technology, Inc. (a)	25,947	681,109
Amplitude, Inc. Class A (a)	87,369	890,290
Asana, Inc. Class A (a)	42,555	620,026
Atlassian Corp. Class A (a)	3,691	783,267
Bill Holdings, Inc. (a)	11,703	537,051
Braze, Inc. Class A (a)	24,674	890,238
Check Point Software Technologies Ltd. (a)	5,463	1,245,127
Clear Secure, Inc. Class A (b)	38,953	1,009,272
Clearwater Analytics Holdings, Inc. Class A (a)	34,758	931,514
Crowdstrike Holdings, Inc. Class A (a)	2,793	984,756
CyberArk Software Ltd. (a)	3,278	1,107,964
Daily Journal Corp. (a)	1,820	723,814
Datadog, Inc. Class A (a)	6,719	666,592

See accompanying notes to Schedule of Investments.

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Dynatrace, Inc. (a)	18,884	$890,381
Enfusion, Inc. Class A (a)	96,484	1,075,797
Fortinet, Inc. (a)	10,485	1,009,286
Intapp, Inc. (a)	14,975	874,240
InterDigital, Inc.	5,285	1,092,674
Jamf Holding Corp. (a)	69,388	843,064
JFrog Ltd. (a)	34,065	1,090,080
Manhattan Associates, Inc. (a)	3,454	597,680
Monday.com Ltd. (a)	3,763	915,011
nCino, Inc. (a) (b)	28,985	796,218
Olo, Inc. Class A (a)	133,276	804,987
Onestream, Inc. (a)	35,340	754,156
PagerDuty, Inc. (a)	50,911	930,144
Palo Alto Networks, Inc. (a)	5,223	891,253
Procore Technologies, Inc. (a)	13,042	861,033
Q2 Holdings, Inc. (a)	9,769	781,618
Qualys, Inc. (a)	6,964	876,976
Rapid7, Inc. (a)	25,891	686,370
SentinelOne, Inc. Class A (a)	42,969	781,176
SPS Commerce, Inc. (a)	5,342	709,044
Tenable Holdings, Inc. (a)	24,693	863,761
UiPath, Inc. Class A (a)	73,348	755,484
Unity Software, Inc. (a) (b)	42,040	823,564
Varonis Systems, Inc. (a)	21,812	882,295
Vertex, Inc. Class A (a)	19,615	686,721
Workday, Inc. Class A (a)	3,755	876,905
Workiva, Inc. (a)	9,891	750,826
Zscaler, Inc. (a)	5,168	1,025,435
		34,997,199
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.1%
Super Micro Computer, Inc. (a) (b)	28,191	965,260
TOTAL COMMON STOCKS (Cost $109,137,490)		88,001,153
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 3.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (c) (d)	30,278	$30,278
State Street Navigator Securities Lending Portfolio II (e) (f)	3,413,078	3,413,078
TOTAL SHORT-TERM INVESTMENTS (Cost $3,443,356)		3,443,356
TOTAL INVESTMENTS — 103.9% (Cost $112,580,846)		91,444,509
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.9)%		(3,439,768)
NET ASSETS — 100.0%		$88,004,741
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$88,001,153	$—	$—	$88,001,153
Short-Term Investments	3,443,356	—	—	3,443,356
TOTAL INVESTMENTS	$91,444,509	$—	$—	$91,444,509
See accompanying notes to Schedule of Investments.

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	188,524	$188,580	$189,257	$377,837	$9	$(9)	—	$—	$1,995
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	2,627,308	2,597,030	—	—	30,278	30,278	2,186
State Street Navigator Securities Lending Portfolio II	4,587,265	4,587,265	51,921,860	53,096,047	—	—	3,413,078	3,413,078	6,792
Total		$4,775,845	$54,738,425	$56,070,914	$9	$(9)		$3,443,356	$10,973
See accompanying notes to Schedule of Investments.

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUSTRALIA — 1.7%
BHP Group Ltd.	72,630	$1,728,909
National Australia Bank Ltd.	75,133	1,592,787
Rio Tinto PLC	30,870	1,827,512
		5,149,208
BELGIUM — 0.6%
Anheuser-Busch InBev SA	29,744	1,828,810
BRAZIL — 0.6%
Petroleo Brasileiro SA ADR	41,232	537,665
Petroleo Brasileiro SA Preference Shares	209,966	1,362,223
		1,899,888
CANADA — 1.2%
Nutrien Ltd. (a)	40,962	2,032,660
Royal Bank of Canada	15,598	1,756,773
		3,789,433
CHINA — 3.5%
Alibaba Group Holding Ltd.	50,500	830,816
Alibaba Group Holding Ltd. ADR	16,261	2,150,192
China Construction Bank Corp. Class H	2,764,288	2,444,417
Industrial & Commercial Bank of China Ltd. Class H	3,569,110	2,541,402
Tencent Holdings Ltd.	40,206	2,568,331
		10,535,158
FINLAND — 0.7%
Sampo OYJ Class A	209,844	2,006,062
FRANCE — 4.7%
Air Liquide SA	10,232	1,935,755
BNP Paribas SA	27,470	2,282,159
Cie de Saint-Gobain SA	21,919	2,171,173
Engie SA	109,821	2,139,469
LVMH Moet Hennessy Louis Vuitton SE	2,844	1,756,314
TotalEnergies SE	28,521	1,838,029
Vinci SA	15,903	1,997,851
		14,120,750
GERMANY — 5.1%
Allianz SE	6,075	2,310,557
BASF SE	39,948	1,980,454
Deutsche Bank AG	118,121	2,784,109
E.ON SE	128,640	1,939,840
Mercedes-Benz Group AG	30,698	1,796,940
SAP SE	8,608	2,272,521
Siemens AG	10,531	2,410,488
		15,494,909
INDIA — 1.5%
Infosys Ltd. ADR (a)	83,343	1,521,010
Reliance Industries Ltd.	97,167	1,449,561
Reliance Industries Ltd. GDR (b)	2,439	143,169
Security Description	Shares	Value
Tata Consultancy Services Ltd.	34,665	$1,462,543
		4,576,283
IRELAND — 0.6%
Accenture PLC Class A	5,449	1,700,306
ITALY — 1.7%
Generali (a)	68,634	2,400,604
UniCredit SpA	46,804	2,605,239
		5,005,843
JAPAN — 10.1%
Bridgestone Corp.	50,967	2,043,247
Canon, Inc. (a)	57,581	1,788,577
Honda Motor Co. Ltd. (a)	184,015	1,652,000
Komatsu Ltd. (a)	72,247	2,080,350
Mitsubishi Corp.	95,740	1,681,564
Mitsubishi UFJ Financial Group, Inc.	185,248	2,491,198
Mitsui & Co. Ltd.	93,546	1,751,251
Mizuho Financial Group, Inc.	95,722	2,593,084
Nippon Steel Corp. (a)	89,718	1,916,872
Panasonic Holdings Corp.	224,364	2,657,890
Seven & i Holdings Co. Ltd.	123,852	1,791,439
SoftBank Group Corp.	32,356	1,618,233
Sony Group Corp.	103,580	2,607,855
Takeda Pharmaceutical Co. Ltd.	64,401	1,900,506
Toyota Motor Corp. (a)	110,200	1,927,800
		30,501,866
LUXEMBOURG — 0.8%
ArcelorMittal SA	84,152	2,406,151
MEXICO — 0.5%
America Movil SAB de CV (a)	2,293,587	1,634,573
NETHERLANDS — 0.5%
ASML Holding NV	2,366	1,548,787
SOUTH AFRICA — 1.4%
Anglo American PLC	69,220	1,916,466
Naspers Ltd. Class N	9,680	2,377,908
		4,294,374
SOUTH KOREA — 0.5%
Samsung Electronics Co. Ltd.	15,064	591,307
Samsung Electronics Co. Ltd. GDR	986	959,378
		1,550,685
SPAIN — 2.3%
Banco Bilbao Vizcaya Argentaria SA (a)	186,681	2,529,736
Banco Santander SA	395,361	2,646,121
Telefonica SA (a)	410,889	1,932,490
		7,108,347
SWEDEN — 0.7%
Telefonaktiebolaget LM Ericsson Class B (a)	257,547	1,991,643

See accompanying notes to Schedule of Investments.

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
SWITZERLAND — 1.2%
ABB Ltd.	34,530	$1,764,845
UBS Group AG	64,818	1,968,533
		3,733,378
TAIWAN — 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	11,096	1,841,936
UNITED KINGDOM — 3.9%
AstraZeneca PLC	12,310	1,788,164
BAE Systems PLC	109,826	2,210,716
HSBC Holdings PLC	221,164	2,494,701
National Grid PLC	140,716	1,833,547
Tesco PLC	399,491	1,713,482
Vodafone Group PLC	1,875,188	1,764,472
		11,805,082
UNITED STATES — 55.2%
3M Co.	14,428	2,118,896
Abbott Laboratories	16,587	2,200,266
AbbVie, Inc.	9,904	2,075,086
Adobe, Inc. (c)	3,557	1,364,216
Advanced Micro Devices, Inc. (c)	12,675	1,302,229
Alphabet, Inc. Class A	6,668	1,031,140
Alphabet, Inc. Class C	5,481	856,297
Amazon.com, Inc. (c)	10,283	1,956,444
American Express Co.	7,398	1,990,432
American International Group, Inc.	26,379	2,293,390
Amgen, Inc.	5,805	1,808,548
Apple, Inc.	8,601	1,910,540
AT&T, Inc.	88,531	2,503,657
Bank of America Corp.	49,604	2,069,975
Bank of New York Mellon Corp.	27,902	2,340,141
Baxter International, Inc.	48,599	1,663,544
Berkshire Hathaway, Inc. Class B (c)	4,357	2,320,451
Boeing Co. (c)	12,280	2,094,354
Booking Holdings, Inc.	499	2,298,848
BP PLC	363,281	2,044,895
Broadcom, Inc.	11,458	1,918,413
Carnival Corp. (c)	111,049	2,168,787
Caterpillar, Inc.	5,553	1,831,379
Chevron Corp.	13,618	2,278,155
Cisco Systems, Inc.	38,529	2,377,625
Coca-Cola Co.	27,045	1,936,963
Colgate-Palmolive Co.	18,263	1,711,243
ConocoPhillips	18,662	1,959,883
CVS Health Corp.	33,267	2,253,839
Deere & Co.	4,912	2,305,447
Duke Energy Corp.	16,445	2,005,797
DuPont de Nemours, Inc.	23,536	1,757,668
eBay, Inc.	30,154	2,042,330
Eli Lilly & Co.	2,100	1,734,411
Exxon Mobil Corp.	17,171	2,042,147
FedEx Corp.	6,737	1,642,346
Security Description	Shares	Value
General Electric Co.	10,762	$2,154,014
Gilead Sciences, Inc.	23,296	2,610,317
Goldman Sachs Group, Inc.	4,020	2,196,086
GSK PLC	89,890	1,696,294
Home Depot, Inc.	5,032	1,844,178
Honeywell International, Inc.	9,454	2,001,884
Howmet Aerospace, Inc.	20,169	2,616,524
HP, Inc.	57,425	1,590,098
Intel Corp.	98,200	2,230,122
International Business Machines Corp.	8,908	2,215,063
Johnson & Johnson	11,669	1,935,187
JPMorgan Chase & Co.	9,384	2,301,895
McDonald's Corp.	6,484	2,025,407
Medtronic PLC	21,259	1,910,334
Merck & Co., Inc.	16,663	1,495,671
Meta Platforms, Inc. Class A	3,665	2,112,359
Microsoft Corp.	4,419	1,658,848
Mondelez International, Inc. Class A	25,677	1,742,184
Nestle SA	18,696	1,887,879
Netflix, Inc. (c)	2,789	2,600,826
NextEra Energy, Inc.	22,793	1,615,796
NIKE, Inc. Class B	24,222	1,537,613
Novartis AG	16,679	1,844,446
NVIDIA Corp.	16,256	1,761,825
Oracle Corp.	11,907	1,664,718
PayPal Holdings, Inc. (c)	27,338	1,783,804
PepsiCo, Inc.	10,870	1,629,848
Pfizer, Inc.	65,943	1,670,996
Philip Morris International, Inc.	15,360	2,438,093
Procter & Gamble Co.	11,092	1,890,299
Prologis, Inc. REIT	14,853	1,660,417
QUALCOMM, Inc.	11,469	1,761,753
Roche Holding AG	6,163	2,023,568
RTX Corp.	16,131	2,136,712
Salesforce, Inc.	7,561	2,029,070
Schlumberger NV	47,882	2,001,468
Shell PLC (d)	11,119	405,440
Shell PLC (d)	46,358	1,699,077
Simon Property Group, Inc. REIT	11,742	1,950,111
Starbucks Corp.	19,424	1,905,300
Tesla, Inc. (c)	8,318	2,155,693
Travelers Cos., Inc.	8,056	2,130,490
Union Pacific Corp.	7,675	1,813,142
United Parcel Service, Inc. Class B	15,154	1,666,788
UnitedHealth Group, Inc.	3,296	1,726,280
Verizon Communications, Inc.	43,441	1,970,484
Visa, Inc. Class A	6,683	2,342,124
Walmart, Inc.	23,785	2,088,085
Walt Disney Co.	21,308	2,103,100

See accompanying notes to Schedule of Investments.

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Wells Fargo & Co.	36,291	$2,605,331
		167,046,823
TOTAL COMMON STOCKS (Cost $242,153,533)		301,570,295

SHORT-TERM INVESTMENTS — 4.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (e) (f)	391,608	391,608
State Street Navigator Securities Lending Portfolio II (g) (h)	12,208,229	12,208,229
TOTAL SHORT-TERM INVESTMENTS (Cost $12,599,837)		12,599,837
TOTAL INVESTMENTS — 103.8% (Cost $254,753,370)		314,170,132
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.8)%		(11,362,271)
NET ASSETS — 100.0%		$302,807,861

(a)	All or a portion of the shares of the security are on loan at March 31, 2025.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.0% of net assets as of March 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2025.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

At March 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	2	06/20/2025	$563,537	$565,325	$1,788
MSCI EAFE Index (long)	4	06/20/2025	493,062	483,260	(9,802)
					$(8,014)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$301,570,295	$—	$—	$301,570,295
Short-Term Investments	12,599,837	—	—	12,599,837
TOTAL INVESTMENTS	$314,170,132	$—	$—	$314,170,132
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$1,788	$—	$—	$1,788
Futures Contracts - Unrealized Depreciation	(9,802)	—	—	(9,802)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(8,014)	$—	$—	$(8,014)
See accompanying notes to Schedule of Investments.

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Sector Breakdown as of March 31, 2025

% of Net Assets
Financials	20.4%
Information Technology	13.0
Industrials	12.7
Consumer Discretionary	12.5
Health Care	10.7
Communication Services	7.5
Consumer Staples	6.8
Energy	5.9
Materials	5.8
Utilities	3.1
Real Estate	1.2
Short-Term Investments	4.2
Liabilities in Excess of Other Assets	(3.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	138,634	$138,634	$12,333,335	$12,080,361	$—	$—	391,608	$391,608	$17,180
State Street Navigator Securities Lending Portfolio II	5,126,614	5,126,614	46,269,866	39,188,251	—	—	12,208,229	12,208,229	14,800
Total		$5,265,248	$58,603,201	$51,268,612	$—	$—		$12,599,837	$31,980
See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AUTOMOBILES — 1.6%
Tesla, Inc. (a)	7,040	$1,824,486
BUILDING PRODUCTS — 2.1%
Gibraltar Industries, Inc. (a)	42,713	2,505,545
CONSTRUCTION & ENGINEERING — 6.7%
Ameresco, Inc. Class A (a)	164,598	1,988,344
Arcosa, Inc.	42,264	3,259,400
Valmont Industries, Inc.	9,050	2,582,598
		7,830,342
DIVERSIFIED CONSUMER SERVICES — 2.8%
ADT, Inc.	405,519	3,300,925
ELECTRIC UTILITIES — 14.5%
ALLETE, Inc.	70,433	4,627,448
Centrais Eletricas Brasileiras SA ADR	373,071	2,648,804
Cia Paranaense de Energia - Copel ADR	123,089	899,781
Constellation Energy Corp.	19,245	3,880,369
Enel Chile SA ADR	158,792	519,250
NextEra Energy, Inc.	61,550	4,363,279
		16,938,931
ELECTRICAL EQUIPMENT — 32.9%
American Superconductor Corp. (a)	103,814	1,883,186
Array Technologies, Inc. (a) (b)	799,298	3,892,581
Ballard Power Systems, Inc. (a) (b)	1,226,847	1,349,532
Bloom Energy Corp. Class A (a) (b)	193,038	3,795,127
Energy Vault Holdings, Inc. (a) (b)	357,837	248,840
Eos Energy Enterprises, Inc. (a) (b)	1,415,120	5,349,154
Fluence Energy, Inc. (a) (b)	179,387	870,027
GE Vernova, Inc.	13,255	4,046,486
Generac Holdings, Inc. (a)	26,602	3,369,143
NEXTracker, Inc. Class A (a)	124,412	5,242,722
Plug Power, Inc. (a) (b)	1,821,270	2,458,714
Shoals Technologies Group, Inc. Class A (a)	999,815	3,319,386
Sunrun, Inc. (a)	435,133	2,549,879
		38,374,777
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.5%
Corning, Inc.	62,992	2,883,774
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 11.9%
AES Corp.	335,240	4,163,681
Altus Power, Inc. (a)	341,549	1,690,668
Ormat Technologies, Inc.	56,782	4,018,462
ReNew Energy Global PLC Class A (a)	252,137	1,485,087
Security Description	Shares	Value
Sunnova Energy International, Inc. (a) (b)	1,068,810	$397,597
TransAlta Corp. (b)	226,911	2,121,618
		13,877,113
MACHINERY — 3.3%
Cummins, Inc.	8,080	2,532,595
Hyster-Yale, Inc.	30,245	1,256,377
		3,788,972
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 21.5%
Applied Materials, Inc.	17,468	2,534,956
Canadian Solar, Inc. (a) (b)	357,478	3,092,185
Daqo New Energy Corp. ADR (a) (b)	250,513	4,536,790
Enphase Energy, Inc. (a)	61,534	3,818,185
First Solar, Inc. (a)	22,658	2,864,651
JinkoSolar Holding Co. Ltd. ADR (b)	166,305	3,099,925
SolarEdge Technologies, Inc. (a) (b)	316,175	5,115,712
		25,062,404
TOTAL COMMON STOCKS (Cost $215,576,281)		116,387,269
SHORT-TERM INVESTMENTS — 9.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (c) (d)	140,851	140,851
State Street Navigator Securities Lending Portfolio II (e) (f)	11,241,055	11,241,055
TOTAL SHORT-TERM INVESTMENTS (Cost $11,381,906)		11,381,906
TOTAL INVESTMENTS — 109.6% (Cost $226,958,187)		127,769,175
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.6)%		(11,183,186)
NET ASSETS — 100.0%		$116,585,989
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$116,387,269	$—	$—	$116,387,269
Short-Term Investments	11,381,906	—	—	11,381,906
TOTAL INVESTMENTS	$127,769,175	$—	$—	$127,769,175

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	108,981	$109,013	$1,006,270	$1,115,283	$7	$(7)	—	$—	$2,379
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	12,125,126	11,984,275	—	—	140,851	140,851	11,570
State Street Navigator Securities Lending Portfolio II	15,807,447	15,807,447	96,885,043	101,451,435	—	—	11,241,055	11,241,055	164,120
Total		$15,916,460	$110,016,439	$114,550,993	$7	$(7)		$11,381,906	$178,069
See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 54.1%
Boeing Co. (a)	4,800	$818,640
BWX Technologies, Inc.	4,265	420,742
Ducommun, Inc. (a)	3,896	226,085
Elbit Systems Ltd.	1,183	453,893
General Dynamics Corp.	1,974	538,073
HEICO Corp.	3,091	825,884
Hexcel Corp.	12,606	690,305
Huntington Ingalls Industries, Inc.	2,735	558,049
Intuitive Machines, Inc. (a)	68,356	509,252
L3Harris Technologies, Inc.	3,491	730,701
Lockheed Martin Corp.	1,581	706,249
Moog, Inc. Class A	3,783	655,783
Northrop Grumman Corp.	1,680	860,177
Rocket Lab USA, Inc. (a) (b)	34,228	611,997
RTX Corp.	6,813	902,450
TransDigm Group, Inc.	421	582,365
		10,090,645
COMMUNICATIONS EQUIPMENT — 3.1%
Viasat, Inc. (a) (b)	54,856	571,600
CONTAINERS & PACKAGING — 2.5%
Ball Corp.	9,125	475,139
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.9%
Iridium Communications, Inc.	26,382	720,756
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 11.0%
Amphenol Corp. Class A	7,125	467,329
Coherent Corp. (a)	5,045	327,622
Teledyne Technologies, Inc. (a)	1,678	835,157
TTM Technologies, Inc. (a)	20,674	424,024
		2,054,132
ENERGY EQUIPMENT & SERVICES — 6.3%
Oceaneering International, Inc. (a)	29,303	639,098
TechnipFMC PLC	16,936	536,702
		1,175,800
INDUSTRIAL CONGLOMERATES — 3.9%
Honeywell International, Inc.	3,489	738,796
MACHINERY — 6.1%
ESCO Technologies, Inc.	5,272	838,880
Security Description	Shares	Value
Standex International Corp.	1,912	$308,578
		1,147,458
PROFESSIONAL SERVICES — 6.4%
KBR, Inc.	8,831	439,872
Leidos Holdings, Inc.	3,412	460,415
Planet Labs PBC (a)	85,207	288,000
		1,188,287
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.6%
Analog Devices, Inc.	2,413	486,630
TOTAL COMMON STOCKS (Cost $16,478,217)		18,649,243
SHORT-TERM INVESTMENTS — 4.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (c) (d)	13,937	13,937
State Street Navigator Securities Lending Portfolio II (e) (f)	875,688	875,688
TOTAL SHORT-TERM INVESTMENTS (Cost $889,625)		889,625
TOTAL INVESTMENTS — 104.7% (Cost $17,367,842)		19,538,868
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.7)%		(879,279)
NET ASSETS — 100.0%		$18,659,589
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$18,649,243	$—	$—	$18,649,243
Short-Term Investments	889,625	—	—	889,625
TOTAL INVESTMENTS	$19,538,868	$—	$—	$19,538,868
See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	31,281	$31,290	$19,049	$50,339	$2	$(2)	—	$—	$333
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	331,809	317,872	—	—	13,937	13,937	626
State Street Navigator Securities Lending Portfolio II	—	—	9,680,567	8,804,879	—	—	875,688	875,688	1,739
Total		$31,290	$10,031,425	$9,173,090	$2	$(2)		$889,625	$2,698
See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 31.8%
AeroVironment, Inc. (a)	9,573	$1,141,006
Boeing Co. (a)	8,887	1,515,678
Ducommun, Inc. (a)	17,366	1,007,749
Elbit Systems Ltd.	5,281	2,026,214
Embraer SA ADR (a) (b)	28,811	1,331,068
General Dynamics Corp.	4,142	1,129,026
HEICO Corp.	5,709	1,525,388
Hexcel Corp.	23,266	1,274,046
Huntington Ingalls Industries, Inc.	5,736	1,170,373
Kratos Defense & Security Solutions, Inc. (a) (b)	54,031	1,604,180
L3Harris Technologies, Inc.	6,456	1,351,305
Leonardo DRS, Inc.	31,292	1,028,881
Lockheed Martin Corp.	2,929	1,308,414
Mercury Systems, Inc. (a)	28,021	1,207,425
Moog, Inc. Class A	7,006	1,214,490
Northrop Grumman Corp.	3,104	1,589,279
Rocket Lab USA, Inc. (a) (b)	63,284	1,131,518
RTX Corp.	12,634	1,673,500
Textron, Inc.	13,368	965,838
V2X, Inc. (a)	18,518	908,308
		26,103,686
COMMUNICATIONS EQUIPMENT — 9.1%
Cisco Systems, Inc.	25,212	1,555,832
F5, Inc. (a)	5,680	1,512,414
Juniper Networks, Inc.	39,447	1,427,587
NetScout Systems, Inc. (a)	65,583	1,377,899
Viasat, Inc. (a)	154,424	1,609,098
		7,482,830
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.6%
Iridium Communications, Inc.	48,685	1,330,074
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 9.6%
Amphenol Corp. Class A	14,932	979,390
Coherent Corp. (a)	10,577	686,870
Mirion Technologies, Inc. (a)	61,760	895,520
OSI Systems, Inc. (a)	7,902	1,535,675
Red Cat Holdings, Inc. (a) (b)	202,648	1,191,570
Sanmina Corp. (a)	13,724	1,045,494
Teledyne Technologies, Inc. (a)	3,109	1,547,381
		7,881,900
ENERGY EQUIPMENT & SERVICES — 1.4%
Oceaneering International, Inc. (a)	54,214	1,182,407
HEALTH CARE EQUIPMENT & SUPPLIES — 1.0%
Varex Imaging Corp. (a)	70,852	821,883
INTERACTIVE MEDIA & SERVICES — 1.1%
Ziff Davis, Inc. (a)	24,960	937,997
IT SERVICES — 5.4%
Akamai Technologies, Inc. (a)	14,748	1,187,214
Cloudflare, Inc. Class A (a)	12,896	1,453,250
Security Description	Shares	Value
Okta, Inc. (a)	17,354	$1,825,988
		4,466,452
LIFE SCIENCES TOOLS & SERVICES — 1.3%
Bruker Corp.	24,723	1,031,938
PROFESSIONAL SERVICES — 6.5%
CACI International, Inc. Class A (a)	2,560	939,315
KBR, Inc.	18,518	922,382
Leidos Holdings, Inc.	9,622	1,298,393
Parsons Corp. (a)	15,519	918,880
Planet Labs PBC (a)	373,335	1,261,872
		5,340,842
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.6%
Broadcom, Inc.	8,055	1,348,649
SOFTWARE — 29.5%
A10 Networks, Inc.	79,357	1,296,693
BlackBerry Ltd. (a)	531,346	2,003,174
Check Point Software Technologies Ltd. (a)	7,841	1,787,121
Crowdstrike Holdings, Inc. Class A (a)	4,071	1,435,353
CyberArk Software Ltd. (a)	4,554	1,539,252
Datadog, Inc. Class A (a)	9,424	934,955
Fortinet, Inc. (a)	15,042	1,447,943
Gen Digital, Inc.	49,292	1,308,210
N-able, Inc. (a)	110,789	785,494
OneSpan, Inc.	76,000	1,159,000
Palo Alto Networks, Inc. (a)	7,408	1,264,101
Qualys, Inc. (a)	9,614	1,210,691
Radware Ltd. (a)	40,599	877,750
Rapid7, Inc. (a)	35,567	942,881
Rubrik, Inc. Class A (a)	20,941	1,276,982
SentinelOne, Inc. Class A (a)	62,558	1,137,305
Tenable Holdings, Inc. (a)	34,528	1,207,790
Varonis Systems, Inc. (a)	30,719	1,242,584
Zscaler, Inc. (a)	7,107	1,410,171
		24,267,450
TOTAL COMMON STOCKS (Cost $80,598,143)		82,196,108
SHORT-TERM INVESTMENTS — 5.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (c) (d)	60,801	60,801

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	4,017,786	$4,017,786
TOTAL SHORT-TERM INVESTMENTS (Cost $4,078,587)		4,078,587
TOTAL INVESTMENTS — 104.9% (Cost $84,676,730)		86,274,695
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.9)%		(4,035,547)
NET ASSETS — 100.0%		$82,239,148
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$82,196,108	$—	$—	$82,196,108
Short-Term Investments	4,078,587	—	—	4,078,587
TOTAL INVESTMENTS	$86,274,695	$—	$—	$86,274,695

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	47,060	$47,074	$37,831	$84,905	$3	$(3)	—	$—	$542
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	446,071	385,270	—	—	60,801	60,801	1,502
State Street Navigator Securities Lending Portfolio II	1,256,763	1,256,763	49,382,056	46,621,033	—	—	4,017,786	4,017,786	67,332
Total		$1,303,837	$49,865,958	$47,091,208	$3	$(3)		$4,078,587	$69,376
See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AUTO COMPONENTS — 1.6%
Gentex Corp.	5,861	$136,561
BUILDING PRODUCTS — 8.8%
Carrier Global Corp.	4,036	255,882
Johnson Controls International PLC	3,540	283,590
Resideo Technologies, Inc. (a)	11,153	197,408
		736,880
COMMERCIAL SERVICES & SUPPLIES — 5.8%
Tetra Tech, Inc.	7,041	205,949
Veralto Corp.	2,823	275,102
		481,051
DIVERSIFIED CONSUMER SERVICES — 3.9%
ADT, Inc.	40,196	327,195
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
BCE, Inc.	6,977	160,192
ELECTRIC UTILITIES — 2.2%
NRG Energy, Inc.	1,898	181,183
ELECTRICAL EQUIPMENT — 15.0%
Acuity, Inc.	560	147,476
AMETEK, Inc.	960	165,254
Blink Charging Co. (a) (b)	127,426	116,939
Bloom Energy Corp. Class A (a)	12,604	247,795
ChargePoint Holdings, Inc. (a) (b)	230,566	139,492
Generac Holdings, Inc. (a)	1,732	219,358
Shoals Technologies Group, Inc. Class A (a)	65,085	216,082
		1,252,396
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 10.8%
Arlo Technologies, Inc. (a)	18,477	182,368
Badger Meter, Inc.	1,252	238,193
Itron, Inc. (a)	2,602	272,586
SmartRent, Inc. (a)	35,477	42,927
TE Connectivity PLC	1,210	170,997
		907,071
ENERGY EQUIPMENT & SERVICES — 2.2%
Select Water Solutions, Inc.	17,335	182,017
ENTERTAINMENT — 1.8%
Roku, Inc. (a)	2,198	154,827
INDUSTRIAL CONGLOMERATES — 2.0%
Honeywell International, Inc.	792	167,706
INTERACTIVE MEDIA & SERVICES — 2.2%
Baidu, Inc. ADR (a) (b)	2,028	186,637
MACHINERY — 13.7%
Chart Industries, Inc. (a)	916	132,234
Energy Recovery, Inc. (a)	11,277	179,191
Mueller Water Products, Inc. Class A	12,014	305,396
Pentair PLC	2,724	238,295
Xylem, Inc.	2,410	287,899
		1,143,015
Security Description	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 7.1%
BP PLC ADR (b)	5,974	$201,862
Shell PLC ADR	2,808	205,770
Suncor Energy, Inc.	4,750	183,920
		591,552
PROFESSIONAL SERVICES — 3.4%
NV5 Global, Inc. (a)	8,804	169,653
Parsons Corp. (a)	1,905	112,795
		282,448
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.2%
ON Semiconductor Corp. (a)	2,668	108,561
Silicon Laboratories, Inc. (a)	2,303	259,249
STMicroelectronics NV NY Reg Shrs	6,900	151,524
		519,334
SOFTWARE — 5.2%
Alarm.com Holdings, Inc. (a)	4,363	242,801
Roper Technologies, Inc.	329	193,972
		436,773
SPECIALTY RETAIL — 1.5%
EVgo, Inc. (a)	46,019	122,411
TRADING COMPANIES & DISTRIBUTORS — 2.0%
Core & Main, Inc. Class A (a)	3,398	164,157
WATER UTILITIES — 0.7%
Consolidated Water Co. Ltd. (b)	2,388	58,482
WIRELESS TELECOMMUNICATION SERVICES — 1.7%
Rogers Communications, Inc. Class B (b)	5,297	141,589
TOTAL COMMON STOCKS (Cost $12,818,950)		8,333,477
SHORT-TERM INVESTMENTS — 8.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (c) (d)	13,842	13,842
State Street Navigator Securities Lending Portfolio II (e) (f)	723,146	723,146
TOTAL SHORT-TERM INVESTMENTS (Cost $736,988)		736,988
TOTAL INVESTMENTS — 108.5% (Cost $13,555,938)		9,070,465
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.5)%		(712,100)
NET ASSETS — 100.0%		$8,358,365
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

(d)	The rate shown is the annualized seven-day yield at March 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$8,333,477	$—	$—	$8,333,477
Short-Term Investments	736,988	—	—	736,988
TOTAL INVESTMENTS	$9,070,465	$—	$—	$9,070,465

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	6,236	$6,238	$29,585	$35,823	$—	$—	—	$—	$181
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	304,791	290,949	—	—	13,842	13,842	511
State Street Navigator Securities Lending Portfolio II	833,420	833,420	8,680,828	8,791,102	—	—	723,146	723,146	23,539
Total		$839,658	$9,015,204	$9,117,874	$—	$—		$736,988	$24,231
See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 12.9%
AeroVironment, Inc. (a)	84,034	$10,016,012
Boeing Co. (a)	72,235	12,319,679
BWX Technologies, Inc.	45,803	4,518,466
Ducommun, Inc. (a)	89,636	5,201,577
EHang Holdings Ltd. ADR (a) (b)	879,358	18,369,789
Elbit Systems Ltd. (b)	90,620	34,769,082
Embraer SA ADR (a) (b)	296,885	13,716,087
General Dynamics Corp.	31,880	8,689,850
HEICO Corp.	45,129	12,058,018
Hexcel Corp.	121,542	6,655,640
Huntington Ingalls Industries, Inc.	20,152	4,111,814
Intuitive Machines, Inc. (a)	1,287,727	9,593,566
Kratos Defense & Security Solutions, Inc. (a) (b)	641,349	19,041,652
L3Harris Technologies, Inc.	31,850	6,666,523
Leonardo DRS, Inc.	234,699	7,716,903
Lockheed Martin Corp.	33,024	14,752,151
Mercury Systems, Inc. (a)	100,464	4,328,994
Moog, Inc. Class A	35,162	6,095,333
Northrop Grumman Corp.	29,994	15,357,228
Rocket Lab USA, Inc. (a) (b)	679,081	12,141,968
RTX Corp.	64,991	8,608,708
Textron, Inc.	53,911	3,895,070
TransDigm Group, Inc.	3,706	5,126,473
V2X, Inc. (a)	124,000	6,082,200
		249,832,783
AUTO COMPONENTS — 0.9%
American Axle & Manufacturing Holdings, Inc. (a) (b)	109,079	443,952
Aptiv PLC (a)	36,244	2,156,518
BorgWarner, Inc.	19,802	567,327
Dana, Inc.	63,517	846,682
Garrett Motion, Inc. (b)	83,859	701,900
Gentex Corp.	111,790	2,604,707
Gentherm, Inc. (a)	15,054	402,544
Hesai Group ADR (a) (b)	184,978	2,737,674
Lear Corp.	5,019	442,776
Mobileye Global, Inc. Class A (a)	141,570	2,037,900
Modine Manufacturing Co. (a) (b)	4,200	322,350
Visteon Corp. (a)	46,306	3,594,272
		16,858,602
AUTOMOBILES — 1.1%
Ford Motor Co.	48,003	481,470
General Motors Co.	13,658	642,336
Honda Motor Co. Ltd. ADR (b)	25,145	682,184
Li Auto, Inc. ADR (a) (b)	87,974	2,216,945
Lucid Group, Inc. (a) (b)	881,054	2,132,151
NIO, Inc. ADR (a) (b)	534,781	2,037,516
Polestar Automotive Holding U.K. PLC Class A ADR (a) (b)	638,424	670,345
Rivian Automotive, Inc. Class A (a) (b)	191,499	2,384,163
Security Description	Shares	Value
Stellantis NV (b)	190,730	$2,138,083
Tesla, Inc. (a)	9,539	2,472,127
Toyota Motor Corp. ADR (b)	10,374	1,831,322
XPeng, Inc. ADR (a)	213,374	4,421,109
		22,109,751
BANKS — 2.3%
Banco Santander SA ADR (b)	1,607,878	10,772,783
Bank of Nova Scotia (b)	123,042	5,835,882
Grupo Financiero Galicia SA ADR (a)	66,562	3,625,632
ING Groep NV ADR	419,337	8,214,812
Inter & Co., Inc. Class A	1,177,246	6,451,308
Itau Unibanco Holding SA ADR (b)	353,199	1,942,594
Toronto-Dominion Bank (b)	128,037	7,674,538
		44,517,549
BIOTECHNOLOGY — 1.1%
4D Molecular Therapeutics, Inc. (a) (b)	63,182	204,078
Allogene Therapeutics, Inc. (a) (b)	263,483	384,685
Alnylam Pharmaceuticals, Inc. (a)	2,021	545,710
Arcturus Therapeutics Holdings, Inc. (a) (b)	27,305	289,160
Arrowhead Pharmaceuticals, Inc. (a)	29,707	378,467
Autolus Therapeutics PLC ADR (a) (b)	187,109	290,019
Avidity Biosciences, Inc. (a)	13,451	397,073
Beam Therapeutics, Inc. (a) (b)	17,987	351,286
Biogen, Inc. (a)	3,194	437,067
BioMarin Pharmaceutical, Inc. (a)	5,673	401,024
BioNTech SE ADR (a)	4,479	407,858
CareDx, Inc. (a)	128,345	2,278,124
CRISPR Therapeutics AG (a) (b)	10,988	373,922
Grifols SA ADR (a) (b)	227,402	1,616,828
Ideaya Biosciences, Inc. (a)	13,644	223,489
Immatics NV (a) (b)	49,820	224,688
Intellia Therapeutics, Inc. (a) (b)	37,736	268,303
Ionis Pharmaceuticals, Inc. (a)	9,789	295,334
Iovance Biotherapeutics, Inc. (a) (b)	63,966	213,007
Krystal Biotech, Inc. (a)	2,858	515,297
Legend Biotech Corp. ADR (a) (b)	14,808	502,435
Merus NV (a)	11,495	483,825
Moderna, Inc. (a)	13,004	368,663
Natera, Inc. (a)	17,297	2,445,969
Neurogene, Inc. (a) (b)	22,360	261,836
Novavax, Inc. (a) (b)	59,577	381,889
Recursion Pharmaceuticals, Inc. Class A (a) (b)	52,407	277,233
Regeneron Pharmaceuticals, Inc.	485	307,602

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
REGENXBIO, Inc. (a) (b)	53,738	$384,227
Rocket Pharmaceuticals, Inc. (a)	39,405	262,831
Roivant Sciences Ltd. (a) (b)	32,668	329,620
Sangamo Therapeutics, Inc. (a) (b)	286,492	187,881
Sarepta Therapeutics, Inc. (a)	4,818	307,485
Twist Bioscience Corp. (a)	80,847	3,174,053
Ultragenyx Pharmaceutical, Inc. (a)	10,461	378,793
Vertex Pharmaceuticals, Inc. (a)	807	391,250
Verve Therapeutics, Inc. (a)	88,655	405,153
Vir Biotechnology, Inc. (a)	70,810	458,849
Xencor, Inc. (a)	20,687	220,110
		21,625,123
BROADLINE RETAIL — 1.5%
Alibaba Group Holding Ltd. ADR	101,637	13,439,460
Jumia Technologies AG ADR (a)	1,325,488	2,849,799
MercadoLibre, Inc. (a)	7,003	13,661,943
		29,951,202
BUILDING PRODUCTS — 0.8%
Carrier Global Corp.	72,446	4,593,076
Gibraltar Industries, Inc. (a)	11,095	650,833
Johnson Controls International PLC	63,722	5,104,769
Resideo Technologies, Inc. (a)	242,074	4,284,710
		14,633,388
CAPITAL MARKETS — 1.3%
Charles Schwab Corp.	84,670	6,627,968
Coinbase Global, Inc. Class A (a)	59,828	10,304,176
Robinhood Markets, Inc. Class A (a)	190,394	7,924,198
		24,856,342
CHEMICALS — 0.8%
Aspen Aerogels, Inc. (a)	45,345	289,754
Cabot Corp.	27,333	2,272,466
Corteva, Inc.	8,607	541,638
FMC Corp. (b)	56,303	2,375,424
Huntsman Corp.	79,796	1,259,979
Mosaic Co.	78,707	2,125,876
Nutrien Ltd. (b)	63,889	3,173,367
Scotts Miracle-Gro Co.	28,409	1,559,370
Sociedad Quimica y Minera de Chile SA ADR (b)	49,519	1,967,390
		15,565,264
COMMERCIAL SERVICES & SUPPLIES — 0.5%
MSA Safety, Inc.	35,324	5,181,677
Tetra Tech, Inc.	65,463	1,914,793
Veralto Corp.	31,284	3,048,626
		10,145,096
COMMUNICATIONS EQUIPMENT — 1.8%
Cisco Systems, Inc.	226,340	13,967,441
F5, Inc. (a)	14,842	3,951,979
Juniper Networks, Inc.	91,083	3,296,294
Security Description	Shares	Value
Lumentum Holdings, Inc. (a) (b)	18,900	$1,178,226
NetScout Systems, Inc. (a)	158,444	3,328,909
Viasat, Inc. (a) (b)	835,020	8,700,908
		34,423,757
CONSTRUCTION & ENGINEERING — 0.3%
Ameresco, Inc. Class A (a) (b)	157,961	1,908,169
Arcosa, Inc. (b)	9,946	767,036
Valmont Industries, Inc.	11,568	3,301,160
		5,976,365
CONSTRUCTION MATERIALS — 0.2%
Cemex SAB de CV ADR	729,166	4,090,621
CONSUMER FINANCE — 4.2%
Ally Financial, Inc.	197,892	7,217,121
Green Dot Corp. Class A (a)	525,946	4,438,984
Kaspi.KZ JSC ADR (b)	37,270	3,460,520
LendingClub Corp. (a)	859,569	8,870,752
LexinFintech Holdings Ltd. ADR (b)	3,286,692	33,162,722
Lufax Holding Ltd. ADR	2,625,132	7,796,642
SoFi Technologies, Inc. (a) (b)	777,938	9,047,419
Upstart Holdings, Inc. (a)	176,149	8,108,139
		82,102,299
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.1%
Andersons, Inc.	44,122	1,894,157
CONTAINERS & PACKAGING — 0.4%
AptarGroup, Inc.	16,801	2,492,932
Ball Corp.	91,442	4,761,385
		7,254,317
DIVERSIFIED CONSUMER SERVICES — 0.3%
ADT, Inc.	802,978	6,536,241
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
BCE, Inc. (b)	125,583	2,883,386
Iridium Communications, Inc. (b)	379,626	10,371,382
		13,254,768
ELECTRIC UTILITIES — 0.9%
ALLETE, Inc.	60,059	3,945,876
Centrais Eletricas Brasileiras SA ADR (b)	376,067	2,670,076
Constellation Energy Corp.	17,890	3,607,161
NextEra Energy, Inc.	53,464	3,790,063
NRG Energy, Inc.	39,980	3,816,491
		17,829,667
ELECTRICAL EQUIPMENT — 2.3%
Acuity, Inc.	10,711	2,820,742
American Superconductor Corp. (a) (b)	27,430	497,580
AMETEK, Inc.	10,996	1,892,851
Array Technologies, Inc. (a) (b)	200,577	976,810
Ballard Power Systems, Inc. (a) (b)	1,166,606	1,283,267
Blink Charging Co. (a) (b)	2,960,102	2,716,486

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Bloom Energy Corp. Class A (a) (b)	383,347	$7,536,602
ChargePoint Holdings, Inc. (a) (b)	2,418,027	1,462,906
Emerson Electric Co.	44,038	4,828,326
Eos Energy Enterprises, Inc. (a) (b)	411,478	1,555,387
Fluence Energy, Inc. (a) (b)	39,157	189,911
GE Vernova, Inc.	2,987	911,871
Generac Holdings, Inc. (a)	37,418	4,738,990
NEXTracker, Inc. Class A (a)	29,870	1,258,722
Plug Power, Inc. (a) (b)	808,176	1,091,038
Rockwell Automation, Inc.	26,183	6,765,163
Sensata Technologies Holding PLC (b)	15,805	383,587
Shoals Technologies Group, Inc. Class A (a) (b)	907,846	3,014,049
Sunrun, Inc. (a) (b)	116,467	682,497
		44,606,785
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 7.3%
Amphenol Corp. Class A	69,715	4,572,607
Arlo Technologies, Inc. (a)	376,854	3,719,549
Badger Meter, Inc.	12,737	2,423,214
Cognex Corp.	137,926	4,114,333
Coherent Corp. (a)	80,500	5,227,670
Corning, Inc.	15,846	725,430
IPG Photonics Corp. (a)	29,217	1,844,761
Itron, Inc. (a)	26,617	2,788,397
Mirion Technologies, Inc. (a)	507,656	7,361,012
Novanta, Inc. (a)	12,814	1,638,526
OSI Systems, Inc. (a) (b)	116,527	22,645,857
Ouster, Inc. (a) (b)	993,523	8,921,836
PAR Technology Corp. (a) (b)	52,041	3,192,195
Powerfleet, Inc. NJ (a) (b)	410,120	2,251,559
Red Cat Holdings, Inc. (a) (b)	1,580,509	9,293,393
Sanmina Corp. (a)	139,854	10,654,078
ScanSource, Inc. (a)	124,950	4,249,549
TE Connectivity PLC	22,580	3,191,006
Teledyne Technologies, Inc. (a)	57,289	28,513,308
Trimble, Inc. (a)	57,583	3,780,324
TTM Technologies, Inc. (a)	195,654	4,012,864
Vontier Corp.	53,082	1,743,744
Zebra Technologies Corp. Class A (a)	14,320	4,046,259
		140,911,471
ENERGY EQUIPMENT & SERVICES — 1.0%
Helix Energy Solutions Group, Inc. (a)	214,546	1,782,877
Oceaneering International, Inc. (a) (b)	521,512	11,374,177
Select Water Solutions, Inc.	227,110	2,384,655
TechnipFMC PLC	131,547	4,168,724
		19,710,433
Security Description	Shares	Value
ENTERTAINMENT — 1.7%
Electronic Arts, Inc.	27,259	$3,939,471
iQIYI, Inc. ADR (a) (b)	1,237,621	2,797,023
NetEase, Inc. ADR	48,599	5,001,809
ROBLOX Corp. Class A (a)	68,169	3,973,571
Roku, Inc. (a)	40,212	2,832,533
Sea Ltd. ADR (a)	35,480	4,629,785
Take-Two Interactive Software, Inc. (a)	20,035	4,152,254
Tencent Music Entertainment Group ADR	359,092	5,174,516
		32,500,962
FINANCIAL SERVICES — 5.9%
Block, Inc. (a)	58,585	3,182,923
Dlocal Ltd. (a)	545,462	4,549,153
Euronet Worldwide, Inc. (a)	59,585	6,366,657
Fidelity National Information Services, Inc.	69,774	5,210,722
Fiserv, Inc. (a)	30,221	6,673,703
Flywire Corp. (a)	298,640	2,837,080
Global Payments, Inc.	53,172	5,206,602
Marqeta, Inc. Class A (a)	1,460,421	6,016,935
Mastercard, Inc. Class A	20,901	11,456,256
Pagseguro Digital Ltd. Class A (a) (b)	820,996	6,264,200
Paymentus Holdings, Inc. Class A (a) (b)	188,711	4,925,357
Payoneer Global, Inc. (a)	402,081	2,939,212
PayPal Holdings, Inc. (a)	68,257	4,453,769
Paysafe Ltd. (a) (b)	943,037	14,796,251
Repay Holdings Corp. (a) (b)	740,881	4,126,707
Rocket Cos., Inc. Class A (b)	1,034,292	12,483,905
Shift4 Payments, Inc. Class A (a) (b)	65,937	5,387,712
Visa, Inc. Class A	19,313	6,768,434
		113,645,578
FOOD PRODUCTS — 0.2%
Beyond Meat, Inc. (a) (b)	762,523	2,325,695
Darling Ingredients, Inc. (a)	52,585	1,642,756
		3,968,451
GROUND TRANSPORTATION — 1.0%
Avis Budget Group, Inc. (a) (b)	54,186	4,112,717
Grab Holdings Ltd. Class A (a)	1,167,316	5,287,942
Lyft, Inc. Class A (a)	371,139	4,405,420
Uber Technologies, Inc. (a)	75,090	5,471,057
		19,277,136
HEALTH CARE EQUIPMENT & SUPPLIES — 7.0%
Abbott Laboratories	55,842	7,407,441
Alphatec Holdings, Inc. (a)	240,639	2,440,079
Boston Scientific Corp. (a)	72,639	7,327,822
Butterfly Network, Inc. (a) (b)	1,589,723	3,624,568
CONMED Corp. (b)	29,971	1,809,949
Dentsply Sirona, Inc.	205,420	3,068,975
Dexcom, Inc. (a)	132,518	9,049,654

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Globus Medical, Inc. Class A (a)	45,430	$3,325,476
Inspire Medical Systems, Inc. (a) (b)	44,339	7,062,316
Intuitive Surgical, Inc. (a)	18,172	9,000,046
iRhythm Technologies, Inc. (a) (b)	169,512	17,744,516
Koninklijke Philips NV NY Reg Shrs (a) (b)	112,337	2,853,360
Masimo Corp. (a)	87,557	14,586,996
Medtronic PLC	132,964	11,948,145
Omnicell, Inc. (a)	210,006	7,341,810
Penumbra, Inc. (a)	13,665	3,654,158
PROCEPT BioRobotics Corp. (a) (b)	41,362	2,409,750
ResMed, Inc.	22,580	5,054,533
Smith & Nephew PLC ADR	83,172	2,359,590
Stryker Corp.	9,803	3,649,167
Varex Imaging Corp. (a) (b)	625,606	7,257,030
Zimmer Biomet Holdings, Inc.	20,098	2,274,692
		135,250,073
HEALTH CARE PROVIDERS & SERVICES — 2.4%
Cigna Group	9,935	3,268,615
Concentra Group Holdings Parent, Inc.	149,160	3,236,772
CorVel Corp. (a)	23,724	2,656,376
CVS Health Corp.	57,830	3,917,983
HealthEquity, Inc. (a)	68,741	6,074,642
Hims & Hers Health, Inc. (a) (b)	241,276	7,129,706
McKesson Corp.	3,751	2,524,385
ModivCare, Inc. (a) (b)	177,132	232,929
OmniAb, Inc. (a) (c)	4,014	—
Pediatrix Medical Group, Inc. (a)	201,139	2,914,504
Premier, Inc. Class A (b)	131,732	2,539,793
Privia Health Group, Inc. (a)	256,173	5,751,084
Quest Diagnostics, Inc.	18,094	3,061,505
UnitedHealth Group, Inc.	5,543	2,903,146
		46,211,440
HEALTH CARE TECHNOLOGY — 0.8%
Doximity, Inc. Class A (a)	54,580	3,167,277
Evolent Health, Inc. Class A (a)	252,419	2,390,408
GoodRx Holdings, Inc. Class A (a) (b)	1,249,484	5,510,225
Teladoc Health, Inc. (a) (b)	674,557	5,369,474
		16,437,384
HOUSEHOLD DURABLES — 0.8%
Garmin Ltd.	43,060	9,349,618
iRobot Corp. (a) (b)	443,858	1,198,416
Sony Group Corp. ADR (b)	169,846	4,312,390
		14,860,424
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.6%
AES Corp.	270,473	3,359,275
Ormat Technologies, Inc. (b)	63,069	4,463,393
Security Description	Shares	Value
ReNew Energy Global PLC Class A (a) (b)	306,293	$1,804,066
Sunnova Energy International, Inc. (a) (b)	389,555	144,914
TransAlta Corp. (b)	263,976	2,468,176
		12,239,824
INDUSTRIAL CONGLOMERATES — 0.7%
Honeywell International, Inc.	61,495	13,021,566
INSURANCE — 1.0%
Allstate Corp.	36,892	7,639,227
Progressive Corp.	29,312	8,295,589
Sun Life Financial, Inc. (b)	46,528	2,664,193
		18,599,009
INTERACTIVE MEDIA & SERVICES — 3.8%
Alphabet, Inc. Class C	48,653	7,601,058
Baidu, Inc. ADR (a) (b)	88,918	8,183,124
Bilibili, Inc. ADR (a) (b)	184,207	3,520,196
Bumble, Inc. Class A (a) (b)	563,385	2,445,091
Grindr, Inc. (a)	283,980	5,083,242
Hello Group, Inc. ADR	544,850	3,438,004
JOYY, Inc. ADR (a) (b)	121,577	5,103,802
Match Group, Inc.	118,307	3,691,178
Meta Platforms, Inc. Class A	16,716	9,634,434
Rumble, Inc. (a)	647,033	4,574,523
Snap, Inc. Class A (a)	930,551	8,105,099
Trump Media & Technology Group Corp. (a)	104,550	2,042,907
Vimeo, Inc. (a)	571,033	3,003,634
Weibo Corp. ADR (b)	440,830	4,174,660
Ziff Davis, Inc. (a) (b)	73,602	2,765,963
		73,366,915
IT SERVICES — 1.3%
Akamai Technologies, Inc. (a)	33,193	2,672,037
Cloudflare, Inc. Class A (a)	34,832	3,925,218
Okta, Inc. (a)	44,045	4,634,415
Shopify, Inc. Class A (a)	56,564	5,395,357
Twilio, Inc. Class A (a)	94,895	9,291,169
		25,918,196
LIFE SCIENCES TOOLS & SERVICES — 1.6%
Agilent Technologies, Inc.	16,489	1,928,883
Azenta, Inc. (a) (b)	8,648	299,567
Bio-Techne Corp.	7,113	417,035
Bruker Corp. (b)	312,541	13,045,461
Charles River Laboratories International, Inc. (a)	13,725	2,065,887
Danaher Corp.	8,318	1,705,190
Maravai LifeSciences Holdings, Inc. Class A (a) (b)	102,282	226,043
Mettler-Toledo International, Inc. (a)	1,792	2,116,191
Revvity, Inc.	19,289	2,040,776
Stevanato Group SpA (b)	256,045	5,228,439

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Thermo Fisher Scientific, Inc.	3,019	$1,502,255
		30,575,727
MACHINERY — 3.5%
3D Systems Corp. (a) (b)	3,245,701	6,880,886
AGCO Corp. (b)	33,424	3,094,060
Allison Transmission Holdings, Inc.	6,207	593,824
Blue Bird Corp. (a) (b)	11,857	383,811
Chart Industries, Inc. (a) (b)	11,904	1,718,461
CNH Industrial NV (b)	191,587	2,352,688
Cummins, Inc.	4,101	1,285,417
Deere & Co.	13,294	6,239,539
Dover Corp.	17,233	3,027,493
Energy Recovery, Inc. (a)	143,376	2,278,245
ESCO Technologies, Inc.	54,747	8,711,343
JBT Marel Corp.	31,262	3,820,216
Lincoln Electric Holdings, Inc.	10,877	2,057,493
Lindsay Corp.	24,254	3,068,616
Mueller Water Products, Inc. Class A	132,304	3,363,168
PACCAR, Inc.	4,393	427,746
Pentair PLC	30,412	2,660,442
Proto Labs, Inc. (a)	161,590	5,662,114
REV Group, Inc. (b)	15,690	495,804
Standex International Corp.	24,617	3,972,938
Symbotic, Inc. (a) (b)	94,786	1,915,625
Xylem, Inc.	26,014	3,107,633
		67,117,562
METALS & MINING — 0.9%
ArcelorMittal SA NY Reg Shrs (b)	19,318	557,324
ATI, Inc. (a)	71,283	3,708,855
Carpenter Technology Corp.	37,434	6,782,292
Kaiser Aluminum Corp.	50,690	3,072,828
POSCO Holdings, Inc. ADR (b)	64,027	3,043,203
		17,164,502
OIL, GAS & CONSUMABLE FUELS — 0.4%
BP PLC ADR (b)	64,950	2,194,660
Eni SpA ADR (b)	70,720	2,187,370
Shell PLC ADR	29,700	2,176,416
Suncor Energy, Inc.	53,418	2,068,345
		8,626,791
PHARMACEUTICALS — 0.6%
Bristol-Myers Squibb Co.	6,335	386,372
Dr. Reddy's Laboratories Ltd. ADR (b)	190,099	2,507,406
Liquidia Corp. (a) (b)	294,215	4,339,671
Novartis AG ADR	3,621	403,669
Sanofi SA ADR (b)	7,390	409,849
WaVe Life Sciences Ltd. (a)	33,197	268,232
Zoetis, Inc.	16,768	2,760,851
		11,076,050
Security Description	Shares	Value
PROFESSIONAL SERVICES — 2.9%
CACI International, Inc. Class A (a) (b)	15,942	$5,849,439
ExlService Holdings, Inc. (a)	62,890	2,969,037
KBR, Inc.	74,582	3,714,929
Leidos Holdings, Inc.	120,691	16,286,044
NV5 Global, Inc. (a) (b)	84,339	1,625,212
Parsons Corp. (a)	239,698	14,192,519
Planet Labs PBC (a) (b)	3,055,516	10,327,644
Resolute Holdings Management, Inc. (a) (b)	21,721	680,736
		55,645,560
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.0%
Advanced Micro Devices, Inc. (a)	25,478	2,617,610
Allegro MicroSystems, Inc. (a) (b)	93,269	2,343,850
Ambarella, Inc. (a)	209,161	10,527,073
Analog Devices, Inc.	22,590	4,555,725
Applied Materials, Inc.	23,099	3,352,127
Broadcom, Inc.	18,196	3,046,556
Canadian Solar, Inc. (a) (b)	91,341	790,100
Daqo New Energy Corp. ADR (a) (b)	62,463	1,131,205
Enphase Energy, Inc. (a)	22,848	1,417,718
First Solar, Inc. (a)	5,512	696,882
indie Semiconductor, Inc. Class A (a) (b)	685,565	1,395,125
Intel Corp.	66,140	1,502,039
JinkoSolar Holding Co. Ltd. ADR (b)	40,047	746,476
KLA Corp.	8,883	6,038,663
Micron Technology, Inc.	33,094	2,875,538
NVIDIA Corp.	36,858	3,994,670
NXP Semiconductors NV	25,890	4,920,653
ON Semiconductor Corp. (a)	109,421	4,452,341
QUALCOMM, Inc.	11,830	1,817,206
Silicon Laboratories, Inc. (a)	38,524	4,336,647
SolarEdge Technologies, Inc. (a) (b)	146,616	2,372,247
STMicroelectronics NV NY Reg Shrs (b)	150,481	3,304,563
Synaptics, Inc. (a)	44,927	2,862,748
Teradyne, Inc.	32,667	2,698,294
Tower Semiconductor Ltd. (a)	75,728	2,700,461
Ultra Clean Holdings, Inc. (a)	60,999	1,305,989
		77,802,506
SOFTWARE — 13.2%
A10 Networks, Inc.	222,230	3,631,238
ACI Worldwide, Inc. (a)	112,158	6,136,164
Adobe, Inc. (a)	12,335	4,730,842
Agilysys, Inc. (a)	33,974	2,464,474
Alarm.com Holdings, Inc. (a)	85,691	4,768,704
ANSYS, Inc. (a)	18,226	5,769,623
Asana, Inc. Class A (a)	420,440	6,125,811
Atlassian Corp. Class A (a)	39,451	8,371,897

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Aurora Innovation, Inc. (a) (b)	318,993	$2,145,228
Autodesk, Inc. (a)	17,296	4,528,093
Bill Holdings, Inc. (a) (b)	48,206	2,212,173
Bit Digital, Inc. (a) (b)	2,078,074	4,197,709
Bitfarms Ltd. (a) (b)	3,782,333	2,981,235
Blackbaud, Inc. (a)	83,799	5,199,728
BlackBerry Ltd. (a) (b)	1,492,659	5,627,324
Box, Inc. Class A (a)	300,248	9,265,653
Check Point Software Technologies Ltd. (a)	20,551	4,683,984
Cipher Mining, Inc. (a) (b)	1,260,796	2,899,831
Cleanspark, Inc. (a) (b)	643,218	4,322,425
Core Scientific, Inc. (a)	555,870	4,024,499
Crowdstrike Holdings, Inc. Class A (a)	11,005	3,880,143
CyberArk Software Ltd. (a)	12,538	4,237,844
Datadog, Inc. Class A (a)	28,129	2,790,678
Dropbox, Inc. Class A (a)	305,738	8,166,262
Fortinet, Inc. (a)	44,363	4,270,382
Gen Digital, Inc.	130,950	3,475,413
Hive Digital Technologies Ltd. (a) (b)	1,940,675	2,813,979
Hut 8 Corp. (a)	336,692	3,912,361
IREN Ltd. (a) (b)	774,290	4,715,426
Lightspeed Commerce, Inc. (a) (b)	264,075	2,310,656
MARA Holdings, Inc. (a) (b)	481,738	5,539,987
Microsoft Corp.	22,476	8,437,266
Monday.com Ltd. (a)	30,066	7,310,848
N-able, Inc. (a)	291,500	2,066,735
OneSpan, Inc.	597,958	9,118,859
Palo Alto Networks, Inc. (a)	18,728	3,195,746
PTC, Inc. (a)	82,787	12,827,846
Q2 Holdings, Inc. (a)	163,095	13,049,231
Qualys, Inc. (a)	23,221	2,924,220
Rapid7, Inc. (a)	91,169	2,416,890
RingCentral, Inc. Class A (a)	222,318	5,504,594
Riot Platforms, Inc. (a) (b)	711,223	5,063,908
Roper Technologies, Inc.	3,703	2,183,215
Rubrik, Inc. Class A (a)	61,650	3,759,417
SentinelOne, Inc. Class A (a)	160,470	2,917,345
Tenable Holdings, Inc. (a)	86,406	3,022,482
Unity Software, Inc. (a) (b)	280,004	5,485,278
Varonis Systems, Inc. (a)	72,166	2,919,115
Weave Communications, Inc. (a)	267,340	2,964,801
Workiva, Inc. (a)	98,241	7,457,474
Zoom Communications, Inc. (a)	111,019	8,189,872
Zscaler, Inc. (a) (b)	19,061	3,782,084
		254,796,992
SPECIALTY RETAIL — 0.1%
EVgo, Inc. (a) (b)	471,567	1,254,368
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.1%
Apple, Inc.	57,977	12,878,431
Canaan, Inc. ADR (a) (b)	4,070,353	3,572,956
Security Description	Shares	Value
CompoSecure, Inc. Class A (b)	262,230	$2,850,440
Eastman Kodak Co. (a) (b)	810,589	5,122,922
HP, Inc.	179,175	4,961,356
Immersion Corp. (b)	945,595	7,167,610
Xerox Holdings Corp. (b)	748,054	3,613,101
		40,166,816
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Applied Industrial Technologies, Inc.	26,886	6,058,491
Core & Main, Inc. Class A (a)	39,090	1,888,438
		7,946,929
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Rogers Communications, Inc. Class B (b)	99,075	2,648,275
SK Telecom Co. Ltd. ADR (b)	196,124	4,169,596
		6,817,871
TOTAL COMMON STOCKS (Cost $1,909,340,649)		1,932,974,613
SHORT-TERM INVESTMENTS — 10.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (d) (e)	1,043,607	1,043,607
State Street Navigator Securities Lending Portfolio II (f) (g)	193,010,272	193,010,272
TOTAL SHORT-TERM INVESTMENTS (Cost $194,053,879)		194,053,879
TOTAL INVESTMENTS — 109.9% (Cost $2,103,394,528)		2,127,028,492
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.9)%		(191,199,637)
NET ASSETS — 100.0%		$1,935,828,855
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2025, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,932,974,613	$—	$0(a)	$1,932,974,613
Short-Term Investments	194,053,879	—	—	194,053,879
TOTAL INVESTMENTS	$2,127,028,492	$—	$0	$2,127,028,492
(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2025.

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,052,375	$3,053,291	$3,898,196	$6,951,487	$231	$(231)	—	$—	$22,792
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	34,958,392	33,914,785	—	—	1,043,607	1,043,607	65,717
State Street Navigator Securities Lending Portfolio II	118,034,139	118,034,139	735,392,060	660,415,927	—	—	193,010,272	193,010,272	3,111,241
Total		$121,087,430	$774,248,648	$701,282,199	$231	$(231)		$194,053,879	$3,199,750
See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 7.8%
EHang Holdings Ltd. ADR (a)	24,082	$503,073
Embraer SA ADR (a)	6,358	293,740
HEICO Corp.	937	250,357
Huntington Ingalls Industries, Inc.	1,264	257,906
Textron, Inc.	2,949	213,065
		1,518,141
AIRLINES — 0.4%
Blade Air Mobility, Inc. (a)	30,783	84,038
AUTO COMPONENTS — 16.9%
American Axle & Manufacturing Holdings, Inc. (a)	53,556	217,973
Aptiv PLC (a)	6,278	373,541
BorgWarner, Inc.	10,503	300,911
Dana, Inc.	28,369	378,159
Garrett Motion, Inc.	38,420	321,575
Gentherm, Inc. (a)	8,459	226,194
Hesai Group ADR (a) (b)	32,429	479,949
Lear Corp.	2,377	209,699
Mobileye Global, Inc. Class A (a) (b)	21,635	311,436
Modine Manufacturing Co. (a)	1,848	141,834
Visteon Corp. (a)	3,949	306,521
		3,267,792
AUTOMOBILES — 21.2%
Ford Motor Co.	23,257	233,268
General Motors Co.	7,105	334,148
Honda Motor Co. Ltd. ADR (b)	14,197	385,165
Li Auto, Inc. ADR (a) (b)	16,171	407,509
Lucid Group, Inc. (a)	152,150	368,203
NIO, Inc. ADR (a)	78,971	300,879
Polestar Automotive Holding U.K. PLC Class A ADR (a) (b)	345,581	362,860
Rivian Automotive, Inc. Class A (a) (b)	26,878	334,631
Stellantis NV (b)	17,608	197,386
Tesla, Inc. (a)	867	224,692
Toyota Motor Corp. ADR (b)	1,359	239,904
Vinfast Auto Ltd. (a) (b)	38,716	123,117
XPeng, Inc. ADR (a)	28,848	597,730
		4,109,492
BANKS — 1.3%
Itau Unibanco Holding SA ADR	47,913	263,522
CHEMICALS — 0.9%
Aspen Aerogels, Inc. (a)	27,159	173,546
COMMUNICATIONS EQUIPMENT — 1.5%
Ituran Location & Control Ltd.	3,206	115,929
Lumentum Holdings, Inc. (a)	2,737	170,625
		286,554
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
Iridium Communications, Inc.	7,991	218,314
Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 4.1%
Ballard Power Systems, Inc. (a) (b)	178,078	$195,886
Blink Charging Co. (a) (b)	219,007	200,983
Plug Power, Inc. (a) (b)	147,920	199,692
Sensata Technologies Holding PLC	7,957	193,116
		789,677
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 7.5%
Ouster, Inc. (a)	38,282	343,772
PAR Technology Corp. (a)	3,109	190,706
Powerfleet, Inc. NJ (a)	35,494	194,862
Red Cat Holdings, Inc. (a) (b)	50,703	298,134
Trimble, Inc. (a)	3,290	215,988
Vontier Corp.	6,215	204,163
		1,447,625
GROUND TRANSPORTATION — 6.2%
Avis Budget Group, Inc. (a) (b)	3,729	283,031
Grab Holdings Ltd. Class A (a)	45,092	204,267
Lyft, Inc. Class A (a)	23,901	283,705
Uber Technologies, Inc. (a)	6,041	440,147
		1,211,150
INTERACTIVE MEDIA & SERVICES — 1.3%
Baidu, Inc. ADR (a) (b)	2,711	249,493
MACHINERY — 7.4%
Allison Transmission Holdings, Inc.	3,233	309,301
Blue Bird Corp. (a) (b)	5,890	190,659
Cummins, Inc.	998	312,813
Hyster-Yale, Inc.	4,391	182,402
PACCAR, Inc.	2,102	204,672
REV Group, Inc.	7,186	227,078
		1,426,925
METALS & MINING — 1.4%
ArcelorMittal SA NY Reg Shrs	9,376	270,498
OIL, GAS & CONSUMABLE FUELS — 1.4%
Eni SpA ADR (b)	8,626	266,802
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 15.4%
Allegro MicroSystems, Inc. (a)	16,838	423,139
Ambarella, Inc. (a)	5,117	257,539
Enphase Energy, Inc. (a)	3,259	202,221
indie Semiconductor, Inc. Class A (a) (b)	82,010	166,890
Intel Corp.	12,038	273,383
NVIDIA Corp.	2,648	286,990
NXP Semiconductors NV	1,100	209,066
ON Semiconductor Corp. (a)	5,419	220,499
QUALCOMM, Inc.	2,313	355,300
SolarEdge Technologies, Inc. (a) (b)	16,807	271,937
STMicroelectronics NV NY Reg Shrs (b)	14,040	308,319
		2,975,283

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
SOFTWARE — 3.9%
ANSYS, Inc. (a)	1,074	$339,985
Aurora Innovation, Inc. (a) (b)	50,034	336,479
Karooooo Ltd.	1,752	74,530
		750,994
TOTAL COMMON STOCKS (Cost $36,477,864)		19,309,846
SHORT-TERM INVESTMENTS — 9.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (c) (d)	32,777	32,777
State Street Navigator Securities Lending Portfolio II (e) (f)	1,860,289	1,860,289
TOTAL SHORT-TERM INVESTMENTS (Cost $1,893,066)		1,893,066
TOTAL INVESTMENTS — 109.5% (Cost $38,370,930)		21,202,912
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.5)%		(1,844,185)
NET ASSETS — 100.0%		$19,358,727

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$19,309,846	$—	$—	$19,309,846
Short-Term Investments	1,893,066	—	—	1,893,066
TOTAL INVESTMENTS	$21,202,912	$—	$—	$21,202,912

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	29,310	$29,319	$312,792	$342,111	$—	$—	—	$—	$435
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	1,034,512	1,001,735	—	—	32,777	32,777	1,543
State Street Navigator Securities Lending Portfolio II	4,321,780	4,321,780	18,853,054	21,314,545	—	—	1,860,289	1,860,289	147,119
Total		$4,351,099	$20,200,358	$22,658,391	$—	$—		$1,893,066	$149,097
See accompanying notes to Schedule of Investments.

SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.1%
Axon Enterprise, Inc. (a)	10	$5,259
AUTOMOBILES — 3.6%
Rivian Automotive, Inc. Class A (a)	1,099	13,683
Tesla, Inc. (a)	438	113,512
		127,195
BANKS — 1.8%
Bank of America Corp.	12	501
JPMorgan Chase & Co.	204	50,041
M&T Bank Corp.	15	2,681
Wells Fargo & Co.	145	10,410
		63,633
BEVERAGES — 0.4%
Brown-Forman Corp. Class B	93	3,156
Constellation Brands, Inc. Class A	4	734
Keurig Dr. Pepper, Inc.	93	3,182
Monster Beverage Corp. (a)	101	5,911
		12,983
BIOTECHNOLOGY — 1.9%
AbbVie, Inc.	128	26,819
Alnylam Pharmaceuticals, Inc. (a)	16	4,320
Amgen, Inc.	37	11,527
Biogen, Inc. (a)	13	1,779
BioMarin Pharmaceutical, Inc. (a)	31	2,191
Exact Sciences Corp. (a)	13	563
Gilead Sciences, Inc.	13	1,457
Incyte Corp. (a)	21	1,272
Moderna, Inc. (a)	6	170
Neurocrine Biosciences, Inc. (a)	12	1,327
Regeneron Pharmaceuticals, Inc.	10	6,342
Vertex Pharmaceuticals, Inc. (a)	22	10,666
		68,433
BROADLINE RETAIL — 4.2%
Amazon.com, Inc. (a)	679	129,187
eBay, Inc.	114	7,721
MercadoLibre, Inc. (a)	5	9,754
		146,662
BUILDING PRODUCTS — 0.1%
Allegion PLC	28	3,653
CAPITAL MARKETS — 4.4%
Ameriprise Financial, Inc.	3	1,452
Bank of New York Mellon Corp.	106	8,890
Blackrock, Inc.	5	4,732
Blackstone, Inc.	51	7,129
Cboe Global Markets, Inc.	21	4,752
Charles Schwab Corp.	198	15,499
CME Group, Inc.	51	13,530
Coinbase Global, Inc. Class A (a)	1	172
FactSet Research Systems, Inc.	8	3,637
Intercontinental Exchange, Inc.	67	11,558
KKR & Co., Inc.	47	5,434
Security Description	Shares	Value
Moody's Corp.	59	$27,476
Nasdaq, Inc.	116	8,800
Northern Trust Corp.	34	3,354
S&P Global, Inc.	57	28,962
SEI Investments Co.	50	3,882
T. Rowe Price Group, Inc.	36	3,307
Tradeweb Markets, Inc. Class A	7	1,039
		153,605
CHEMICALS — 2.1%
Ecolab, Inc.	24	6,084
Sherwin-Williams Co.	195	68,092
		74,176
COMMERCIAL SERVICES & SUPPLIES — 0.8%
Cintas Corp.	34	6,988
Copart, Inc. (a)	116	6,564
Rollins, Inc.	92	4,971
Veralto Corp.	70	6,821
Waste Management, Inc.	7	1,621
		26,965
COMMUNICATIONS EQUIPMENT — 1.7%
Arista Networks, Inc. (a)	30	2,324
Cisco Systems, Inc.	553	34,126
F5, Inc. (a)	27	7,189
Motorola Solutions, Inc.	39	17,075
		60,714
CONSTRUCTION & ENGINEERING — 0.5%
AECOM	196	18,175
CONSUMER FINANCE — 0.5%
American Express Co.	51	13,721
Discover Financial Services	18	3,073
		16,794
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (b)
Verizon Communications, Inc.	22	998
ELECTRIC UTILITIES — 0.9%
Edison International	566	33,349
ELECTRICAL EQUIPMENT — 1.0%
AMETEK, Inc.	107	18,419
Rockwell Automation, Inc.	61	15,761
		34,180
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Trimble, Inc. (a)	74	4,858
ENTERTAINMENT — 1.5%
Liberty Media Corp.-Liberty Formula One Class C (a)	39	3,510
Netflix, Inc. (a)	37	34,504
Take-Two Interactive Software, Inc. (a)	6	1,244
Walt Disney Co.	149	14,706
		53,964

See accompanying notes to Schedule of Investments.

SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
FINANCIAL SERVICES — 5.1%
Apollo Global Management, Inc.	50	$6,847
Block, Inc. (a)	13	706
Fiserv, Inc. (a)	18	3,975
Mastercard, Inc. Class A	133	72,900
PayPal Holdings, Inc. (a)	90	5,873
Visa, Inc. Class A	251	87,965
		178,266
FOOD PRODUCTS — 0.3%
Hershey Co.	61	10,433
GROUND TRANSPORTATION — 0.6%
CSX Corp.	15	441
Old Dominion Freight Line, Inc.	34	5,625
Uber Technologies, Inc. (a)	111	8,088
Union Pacific Corp.	32	7,560
		21,714
HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Align Technology, Inc. (a)	6	953
Baxter International, Inc.	2	68
Becton Dickinson & Co.	16	3,665
Boston Scientific Corp. (a)	123	12,408
Cooper Cos., Inc. (a)	39	3,290
Dexcom, Inc. (a)	41	2,800
Edwards Lifesciences Corp. (a)	104	7,538
Hologic, Inc. (a)	41	2,533
IDEXX Laboratories, Inc. (a)	12	5,039
Insulet Corp. (a)	7	1,838
Intuitive Surgical, Inc. (a)	27	13,372
ResMed, Inc.	16	3,582
Stryker Corp.	35	13,029
Zimmer Biomet Holdings, Inc.	25	2,830
		72,945
HEALTH CARE PROVIDERS & SERVICES — 1.2%
Labcorp Holdings, Inc.	3	698
UnitedHealth Group, Inc.	77	40,329
		41,027
HEALTH CARE REITs — 0.5%
Healthpeak Properties, Inc. REIT	797	16,115
HEALTH CARE TECHNOLOGY — 0.1%
Veeva Systems, Inc. Class A (a)	13	3,011
HOTELS, RESTAURANTS & LEISURE — 2.0%
Airbnb, Inc. Class A (a)	69	8,243
Chipotle Mexican Grill, Inc. (a)	104	5,222
Hilton Worldwide Holdings, Inc.	6	1,365
McDonald's Corp.	123	38,421
Starbucks Corp.	107	10,496
Yum! Brands, Inc.	44	6,924
		70,671
HOUSEHOLD DURABLES — 0.3%
Garmin Ltd.	46	9,988
HOUSEHOLD PRODUCTS — 0.2%
Church & Dwight Co., Inc.	74	8,147
Security Description	Shares	Value
INDUSTRIAL REITs — 0.8%
Prologis, Inc. REIT	247	$27,612
INSURANCE — 4.2%
Aflac, Inc.	193	21,460
Allstate Corp.	28	5,798
American Financial Group, Inc.	46	6,042
Aon PLC Class A	18	7,184
Arch Capital Group Ltd.	94	9,041
Arthur J Gallagher & Co.	13	4,488
Brown & Brown, Inc.	76	9,454
Chubb Ltd.	52	15,703
Cincinnati Financial Corp.	37	5,466
Erie Indemnity Co. Class A	9	3,771
Hartford Insurance Group, Inc.	43	5,320
Markel Group, Inc. (a)	3	5,609
Marsh & McLennan Cos., Inc.	74	18,058
MetLife, Inc.	59	4,737
Progressive Corp.	53	15,000
Travelers Cos., Inc.	10	2,645
W.R. Berkley Corp.	58	4,127
Willis Towers Watson PLC	16	5,407
		149,310
INTERACTIVE MEDIA & SERVICES — 6.1%
Alphabet, Inc. Class A	258	39,897
Alphabet, Inc. Class C	499	77,959
Meta Platforms, Inc. Class A	168	96,829
Pinterest, Inc. Class A (a)	30	930
Snap, Inc. Class A (a)	58	505
		216,120
IT SERVICES — 2.4%
Accenture PLC Class A	62	19,346
International Business Machines Corp.	228	56,695
MongoDB, Inc. (a)	1	175
Okta, Inc. (a)	12	1,263
Snowflake, Inc. Class A (a)	7	1,023
VeriSign, Inc. (a)	19	4,824
		83,326
LIFE SCIENCES TOOLS & SERVICES — 2.1%
Agilent Technologies, Inc.	28	3,276
Avantor, Inc. (a)	49	794
Bio-Rad Laboratories, Inc. Class A (a)	4	974
Bio-Techne Corp.	16	938
Danaher Corp.	82	16,810
Illumina, Inc. (a)	16	1,269
IQVIA Holdings, Inc. (a)	16	2,821
Mettler-Toledo International, Inc. (a)	9	10,628
Revvity, Inc.	40	4,232
Thermo Fisher Scientific, Inc.	38	18,909
Waters Corp. (a)	20	7,371
West Pharmaceutical Services, Inc.	28	6,269
		74,291
MACHINERY — 1.9%
Fortive Corp.	184	13,465

See accompanying notes to Schedule of Investments.

SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Graco, Inc.	46	$3,842
IDEX Corp.	42	7,601
Ingersoll Rand, Inc.	15	1,200
Xylem, Inc.	357	42,647
		68,755
MEDIA — 0.5%
Charter Communications, Inc. Class A (a)	12	4,422
Comcast Corp. Class A	209	7,712
Fox Corp. Class A	33	1,868
Fox Corp. Class B	27	1,423
Trade Desk, Inc. Class A (a)	16	876
		16,301
METALS & MINING — 0.1%
Newmont Corp.	86	4,152
OFFICE REITs — 0.4%
BXP, Inc. REIT	218	14,647
PERSONAL CARE PRODUCTS — 0.0% (b)
Estee Lauder Cos., Inc. Class A	19	1,254
PHARMACEUTICALS — 5.0%
Bristol-Myers Squibb Co.	236	14,394
Eli Lilly & Co.	83	68,551
Johnson & Johnson	228	37,811
Merck & Co., Inc.	258	23,158
Pfizer, Inc.	362	9,173
Royalty Pharma PLC Class A	175	5,448
Zoetis, Inc.	114	18,770
		177,305
PROFESSIONAL SERVICES — 0.6%
Automatic Data Processing, Inc.	12	3,666
Booz Allen Hamilton Holding Corp.	9	941
Equifax, Inc.	15	3,654
Paychex, Inc.	40	6,171
Paycom Software, Inc.	1	219
TransUnion	4	332
Verisk Analytics, Inc.	21	6,250
		21,233
RESIDENTIAL REITs — 1.1%
AvalonBay Communities, Inc. REIT	76	16,311
Equity Residential REIT	53	3,794
Essex Property Trust, Inc. REIT	56	17,168
		37,273
RETAIL REITs — 0.1%
Simon Property Group, Inc. REIT	30	4,982
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 11.9%
Advanced Micro Devices, Inc. (a)	200	20,548
Analog Devices, Inc.	111	22,385
Broadcom, Inc.	323	54,080
First Solar, Inc. (a)	149	18,838
Intel Corp.	441	10,015
KLA Corp.	13	8,837
Marvell Technology, Inc.	130	8,004
Security Description	Shares	Value
Monolithic Power Systems, Inc.	5	$2,900
NVIDIA Corp.	2,328	252,309
Texas Instruments, Inc.	122	21,924
		419,840
SOFTWARE — 11.0%
Adobe, Inc. (a)	43	16,492
ANSYS, Inc. (a)	7	2,216
Autodesk, Inc. (a)	34	8,901
Fortinet, Inc. (a)	52	5,006
HubSpot, Inc. (a)	1	571
Intuit, Inc.	36	22,104
Microsoft Corp.	609	228,612
Oracle Corp.	167	23,348
Palo Alto Networks, Inc. (a)	12	2,048
Roper Technologies, Inc.	11	6,485
Salesforce, Inc.	99	26,568
ServiceNow, Inc. (a)	42	33,438
Synopsys, Inc. (a)	15	6,433
Tyler Technologies, Inc. (a)	3	1,744
Workday, Inc. Class A (a)	12	2,802
Zoom Communications, Inc. (a)	10	738
		387,506
SPECIALIZED REITs — 4.2%
American Tower Corp. REIT	38	8,269
Digital Realty Trust, Inc. REIT	457	65,483
Equinix, Inc. REIT	93	75,828
		149,580
SPECIALTY RETAIL — 1.0%
Home Depot, Inc.	86	31,518
Ulta Beauty, Inc. (a)	7	2,566
		34,084
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.3%
Apple, Inc.	1,154	256,338
TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Lululemon Athletica, Inc. (a)	12	3,397
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	107	8,298
WATER UTILITIES — 0.6%
American Water Works Co., Inc.	154	22,718
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
T-Mobile U.S., Inc.	9	2,400
TOTAL COMMON STOCKS (Cost $3,460,853)		3,518,635

See accompanying notes to Schedule of Investments.

SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (c) (d) (Cost $9,887)	9,887	$9,887
TOTAL INVESTMENTS — 100.0% (Cost $3,470,740)		3,528,522
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (b)		1,628
NET ASSETS — 100.0%		$3,530,150

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2025.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,518,635	$—	$—	$3,518,635
Short-Term Investment	9,887	—	—	9,887
TOTAL INVESTMENTS	$3,528,522	$—	$—	$3,528,522

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	7,745	$7,747	$28,397	$36,145	$1	$—	—	$—	$51
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	152,409	142,522	—	—	9,887	9,887	231
Total		$7,747	$180,806	$178,667	$1	$—		$9,887	$282
See accompanying notes to Schedule of Investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.6%
Axon Enterprise, Inc. (a)	68	$35,765
Boeing Co. (a)	3,659	624,042
General Dynamics Corp.	3,636	991,101
General Electric Co.	8,343	1,669,851
HEICO Corp.	170	45,422
HEICO Corp. Class A	286	60,337
Howmet Aerospace, Inc.	1,469	190,573
L3Harris Technologies, Inc.	2,350	491,879
Lockheed Martin Corp.	18,993	8,484,363
Northrop Grumman Corp.	12,964	6,637,698
RTX Corp.	21,273	2,817,822
Textron, Inc.	3,599	260,028
TransDigm Group, Inc.	113	156,312
		22,465,193
AIR FREIGHT & LOGISTICS — 0.3%
CH Robinson Worldwide, Inc.	4,596	470,630
Expeditors International of Washington, Inc.	7,047	847,402
FedEx Corp.	5,628	1,371,994
United Parcel Service, Inc. Class B	14,744	1,621,693
		4,311,719
AIRLINES — 0.0% (b)
Delta Air Lines, Inc.	2,862	124,783
Southwest Airlines Co.	3,111	104,468
		229,251
AUTO COMPONENTS — 0.0% (b)
Aptiv PLC (a)	8,712	518,364
AUTOMOBILES — 0.6%
Ford Motor Co.	270,157	2,709,675
General Motors Co.	70,705	3,325,256
Rivian Automotive, Inc. Class A (a) (c)	5,858	72,932
Tesla, Inc. (a)	7,744	2,006,935
		8,114,798
BANKS — 3.4%
Bank of America Corp.	207,317	8,651,338
Citigroup, Inc.	99,213	7,043,131
Citizens Financial Group, Inc.	18,394	753,602
Fifth Third Bancorp	17,174	673,221
First Citizens BancShares, Inc. Class A	1,355	2,512,333
Huntington Bancshares, Inc.	41,748	626,637
JPMorgan Chase & Co.	58,771	14,416,526
KeyCorp	30,610	489,454
M&T Bank Corp.	4,422	790,432
PNC Financial Services Group, Inc.	10,114	1,777,738
Regions Financial Corp.	27,951	607,375
Truist Financial Corp.	48,061	1,977,710
U.S. Bancorp	42,303	1,786,033
Security Description	Shares	Value
Wells Fargo & Co.	90,326	$6,484,504
		48,590,034
BEVERAGES — 2.3%
Brown-Forman Corp. Class B	6,953	235,985
Coca-Cola Co.	185,200	13,264,024
Constellation Brands, Inc. Class A	1,084	198,936
Keurig Dr. Pepper, Inc.	112,780	3,859,331
Molson Coors Beverage Co. Class B	5,151	313,541
Monster Beverage Corp. (a)	29,630	1,733,948
PepsiCo, Inc.	88,170	13,220,210
		32,825,975
BIOTECHNOLOGY — 2.6%
AbbVie, Inc.	43,928	9,203,795
Alnylam Pharmaceuticals, Inc. (a)	4,504	1,216,170
Amgen, Inc.	10,641	3,315,204
Biogen, Inc. (a)	3,165	433,099
BioMarin Pharmaceutical, Inc. (a)	18,663	1,319,287
Exact Sciences Corp. (a)	991	42,900
Gilead Sciences, Inc.	53,684	6,015,292
Incyte Corp. (a)	32,195	1,949,407
Moderna, Inc. (a)	19,682	557,985
Natera, Inc. (a)	96	13,575
Neurocrine Biosciences, Inc. (a)	13,730	1,518,538
Regeneron Pharmaceuticals, Inc.	5,246	3,327,171
United Therapeutics Corp. (a)	3,586	1,105,456
Vertex Pharmaceuticals, Inc. (a)	16,809	8,149,339
		38,167,218
BROADLINE RETAIL — 0.8%
Amazon.com, Inc. (a)	47,251	8,989,975
eBay, Inc.	4,457	301,873
MercadoLibre, Inc. (a)	1,134	2,212,286
		11,504,134
BUILDING PRODUCTS — 0.4%
A.O. Smith Corp.	5,147	336,408
Allegion PLC	3,476	453,479
Builders FirstSource, Inc. (a)	2,605	325,469
Carlisle Cos., Inc.	370	125,985
Carrier Global Corp.	7,530	477,402
Fortune Brands Innovations, Inc.	1,782	108,488
Johnson Controls International PLC	7,929	635,192
Lennox International, Inc.	169	94,780
Masco Corp.	2,254	156,743
Owens Corning	1,536	219,372
Trane Technologies PLC	8,601	2,897,849
		5,831,167
CAPITAL MARKETS — 2.8%
Ameriprise Financial, Inc.	4,802	2,324,696
ARES Management Corp. Class A	793	116,262
Bank of New York Mellon Corp.	14,003	1,174,432
Blackrock, Inc.	5,777	5,467,815
Blackstone, Inc.	2,873	401,588

See accompanying notes to Schedule of Investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Carlyle Group, Inc.	3,234	$140,970
Cboe Global Markets, Inc.	23,909	5,410,367
Charles Schwab Corp.	15,100	1,182,028
CME Group, Inc.	25,407	6,740,223
Coinbase Global, Inc. Class A (a)	560	96,449
FactSet Research Systems, Inc.	1,423	646,953
Franklin Resources, Inc.	10,711	206,187
Goldman Sachs Group, Inc.	6,439	3,517,561
Interactive Brokers Group, Inc. Class A	814	134,790
Intercontinental Exchange, Inc.	13,076	2,255,610
KKR & Co., Inc.	3,022	349,373
LPL Financial Holdings, Inc.	2,777	908,468
Moody's Corp.	5,587	2,601,810
Morgan Stanley	18,607	2,170,879
MSCI, Inc.	229	129,499
Nasdaq, Inc.	3,122	236,835
Northern Trust Corp.	3,651	360,171
Raymond James Financial, Inc.	2,525	350,748
Robinhood Markets, Inc. Class A (a)	1,813	75,457
S&P Global, Inc.	1,794	911,531
SEI Investments Co.	4,817	373,944
State Street Corp. (d)	7,836	701,557
T. Rowe Price Group, Inc.	10,855	997,249
Tradeweb Markets, Inc. Class A	7,547	1,120,428
		41,103,880
CHEMICALS — 0.9%
Air Products & Chemicals, Inc.	1,934	570,375
Albemarle Corp.	3,367	242,491
CF Industries Holdings, Inc.	4,981	389,265
Corteva, Inc.	42,840	2,695,921
Dow, Inc.	27,875	973,395
DuPont de Nemours, Inc.	7,304	545,463
Eastman Chemical Co.	2,716	239,307
Ecolab, Inc.	1,479	374,956
International Flavors & Fragrances, Inc.	3,745	290,650
Linde PLC	5,186	2,414,809
LyondellBasell Industries NV Class A	10,298	724,979
PPG Industries, Inc.	3,464	378,788
RPM International, Inc.	1,311	151,657
Sherwin-Williams Co.	8,716	3,043,540
Westlake Corp.	1,129	112,934
		13,148,530
COMMERCIAL SERVICES & SUPPLIES — 2.3%
Cintas Corp.	14,316	2,942,368
Copart, Inc. (a)	32,341	1,830,177
Republic Services, Inc.	36,266	8,782,175
Rollins, Inc.	46,828	2,530,117
Veralto Corp.	9,558	931,427
Waste Connections, Inc.	41,313	8,063,884
Waste Management, Inc.	33,989	7,868,793
		32,948,941
Security Description	Shares	Value
COMMUNICATIONS EQUIPMENT — 2.4%
Arista Networks, Inc. (a)	55,394	$4,291,927
Cisco Systems, Inc.	293,243	18,096,025
F5, Inc. (a)	13,237	3,524,616
Juniper Networks, Inc.	65,672	2,376,670
Motorola Solutions, Inc.	15,563	6,813,637
		35,102,875
CONSTRUCTION & ENGINEERING — 0.1%
AECOM	1,602	148,553
EMCOR Group, Inc.	1,998	738,521
Quanta Services, Inc.	926	235,371
		1,122,445
CONSTRUCTION MATERIALS — 0.1%
CRH PLC	10,027	882,075
Martin Marietta Materials, Inc.	450	215,159
Vulcan Materials Co.	960	223,968
		1,321,202
CONSUMER FINANCE — 0.4%
Ally Financial, Inc.	12,616	460,106
American Express Co.	5,000	1,345,250
Capital One Financial Corp.	10,877	1,950,246
Discover Financial Services	4,896	835,747
Synchrony Financial	10,777	570,534
		5,161,883
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.8%
Albertsons Cos., Inc. Class A	29,063	639,095
Costco Wholesale Corp.	18,798	17,778,773
Dollar General Corp.	8,535	750,483
Dollar Tree, Inc. (a)	7,203	540,729
Kroger Co.	78,854	5,337,627
Sysco Corp.	11,106	833,394
Target Corp.	10,687	1,115,295
Walgreens Boots Alliance, Inc.	156,366	1,746,608
Walmart, Inc.	139,153	12,216,242
		40,958,246
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	28,191	273,453
Avery Dennison Corp.	932	165,868
Ball Corp.	5,233	272,482
Crown Holdings, Inc.	2,435	217,348
International Paper Co.	7,637	407,434
Packaging Corp. of America	5,083	1,006,536
Smurfit WestRock PLC	10,333	465,605
		2,808,726
DISTRIBUTORS — 0.1%
Genuine Parts Co.	2,971	353,965
LKQ Corp.	8,039	341,979
Pool Corp.	1,553	494,398
		1,190,342
DIVERSIFIED REITs — 0.0% (b)
WP Carey, Inc. REIT	3,732	235,527

See accompanying notes to Schedule of Investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.7%
AT&T, Inc.	411,868	$11,647,627
Verizon Communications, Inc.	290,455	13,175,039
		24,822,666
ELECTRIC UTILITIES — 2.3%
Alliant Energy Corp.	11,392	733,075
American Electric Power Co., Inc.	29,322	3,204,015
Constellation Energy Corp.	2,157	434,916
Duke Energy Corp.	78,114	9,527,565
Edison International	7,696	453,448
Entergy Corp.	7,548	645,278
Evergy, Inc.	4,749	327,444
Eversource Energy	6,712	416,882
Exelon Corp.	23,423	1,079,332
FirstEnergy Corp.	9,462	382,454
NextEra Energy, Inc.	24,147	1,711,781
NRG Energy, Inc.	4,322	412,578
PG&E Corp.	104,255	1,791,101
PPL Corp.	10,877	392,768
Southern Co.	89,060	8,189,067
Xcel Energy, Inc.	41,906	2,966,526
		32,668,230
ELECTRICAL EQUIPMENT — 0.3%
AMETEK, Inc.	1,582	272,325
Eaton Corp. PLC	1,991	541,214
Emerson Electric Co.	5,520	605,213
GE Vernova, Inc.	2,015	615,139
Hubbell, Inc.	1,923	636,340
Rockwell Automation, Inc.	4,483	1,158,318
Vertiv Holdings Co. Class A	782	56,460
		3,885,009
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.4%
Amphenol Corp. Class A	128,726	8,443,138
CDW Corp.	15,492	2,482,748
Corning, Inc.	41,319	1,891,584
Jabil, Inc.	3,145	427,940
Keysight Technologies, Inc. (a)	6,823	1,021,881
TE Connectivity PLC	15,815	2,234,976
Teledyne Technologies, Inc. (a)	7,821	3,892,590
Trimble, Inc. (a)	2,085	136,880
Zebra Technologies Corp. Class A (a)	414	116,980
		20,648,717
ENERGY EQUIPMENT & SERVICES — 0.1%
Baker Hughes Co.	11,805	518,830
Halliburton Co.	17,810	451,840
Schlumberger NV	21,362	892,931
		1,863,601
ENTERTAINMENT — 1.8%
Electronic Arts, Inc.	27,947	4,038,900
Liberty Media Corp.-Liberty Formula One Class C (a)	20,188	1,817,122
Security Description	Shares	Value
Live Nation Entertainment, Inc. (a)	921	$120,264
Netflix, Inc. (a)	16,297	15,197,441
ROBLOX Corp. Class A (a)	261	15,214
Roku, Inc. (a)	788	55,507
Take-Two Interactive Software, Inc. (a)	702	145,490
Walt Disney Co.	23,905	2,359,424
Warner Bros Discovery, Inc. (a)	147,462	1,582,267
		25,331,629
FINANCIAL SERVICES — 5.8%
Apollo Global Management, Inc.	1,979	271,004
Berkshire Hathaway, Inc. Class B (a)	33,859	18,032,626
Block, Inc. (a)	4,557	247,582
Corebridge Financial, Inc.	12,855	405,832
Corpay, Inc. (a)	558	194,586
Equitable Holdings, Inc.	5,160	268,785
Fidelity National Information Services, Inc.	5,085	379,748
Fiserv, Inc. (a)	19,889	4,392,088
Global Payments, Inc.	4,885	478,339
Jack Henry & Associates, Inc.	2,940	536,844
Mastercard, Inc. Class A	49,584	27,177,982
PayPal Holdings, Inc. (a)	10,321	673,445
Toast, Inc. Class A (a)	519	17,215
Visa, Inc. Class A	85,388	29,925,079
		83,001,155
FOOD PRODUCTS — 1.8%
Archer-Daniels-Midland Co.	27,991	1,343,848
Bunge Global SA	9,601	733,708
Campbell's Co.	39,678	1,583,946
Conagra Brands, Inc.	12,923	344,656
General Mills, Inc.	59,656	3,566,832
Hershey Co.	14,813	2,533,467
Hormel Foods Corp.	26,454	818,487
J.M. Smucker Co.	2,429	287,618
Kellanova	48,344	3,987,897
Kraft Heinz Co.	88,250	2,685,447
McCormick & Co., Inc.	2,650	218,122
Mondelez International, Inc. Class A	51,269	3,478,602
Tyson Foods, Inc. Class A	66,738	4,258,552
		25,841,182
GAS UTILITIES — 0.0% (b)
Atmos Energy Corp.	3,835	592,814
GROUND TRANSPORTATION — 0.5%
CSX Corp.	21,248	625,328
JB Hunt Transport Services, Inc.	1,154	170,734
Norfolk Southern Corp.	2,454	581,230
Old Dominion Freight Line, Inc.	7,978	1,319,960
Uber Technologies, Inc. (a)	35,735	2,603,652
U-Haul Holding Co.	2,154	127,474
Union Pacific Corp.	5,328	1,258,687
		6,687,065

See accompanying notes to Schedule of Investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
Abbott Laboratories	34,839	$4,621,393
ABIOMED, Inc. (a)	36	37
Align Technology, Inc. (a)	632	100,399
Baxter International, Inc.	11,598	396,999
Becton Dickinson & Co.	15,902	3,642,512
Boston Scientific Corp. (a)	32,626	3,291,311
Cooper Cos., Inc. (a)	2,991	252,291
Dexcom, Inc. (a)	1,423	97,177
Edwards Lifesciences Corp. (a)	24,211	1,754,813
GE HealthCare Technologies, Inc.	5,724	461,984
Hologic, Inc. (a)	13,374	826,112
IDEXX Laboratories, Inc. (a)	3,662	1,537,857
Insulet Corp. (a)	162	42,543
Intuitive Surgical, Inc. (a)	11,553	5,721,854
Medtronic PLC	25,196	2,264,113
ResMed, Inc.	5,588	1,250,874
Solventum Corp. (a)	7,312	556,004
STERIS PLC	907	205,572
Stryker Corp.	1,853	689,779
Zimmer Biomet Holdings, Inc.	3,343	378,361
		28,091,985
HEALTH CARE PROVIDERS & SERVICES — 4.7%
Cardinal Health, Inc.	15,414	2,123,587
Cencora, Inc.	20,989	5,836,831
Centene Corp. (a)	31,014	1,882,860
Cigna Group	11,350	3,734,150
CVS Health Corp.	87,545	5,931,174
DaVita, Inc. (a)	782	119,623
Elevance Health, Inc.	12,551	5,459,183
HCA Healthcare, Inc.	2,575	889,791
Humana, Inc.	9,528	2,521,109
Labcorp Holdings, Inc.	1,764	410,553
McKesson Corp.	14,792	9,954,868
Molina Healthcare, Inc. (a)	3,109	1,024,074
Quest Diagnostics, Inc.	5,262	890,330
UnitedHealth Group, Inc.	52,348	27,417,265
Universal Health Services, Inc. Class B	1,328	249,531
		68,444,929
HEALTH CARE REITs — 0.3%
Alexandria Real Estate Equities, Inc. REIT	2,739	253,385
Healthpeak Properties, Inc. REIT	10,150	205,233
Ventas, Inc. REIT	3,678	252,899
Welltower, Inc. REIT	21,460	3,287,887
		3,999,404
HEALTH CARE TECHNOLOGY — 0.1%
Veeva Systems, Inc. Class A (a)	5,206	1,205,866
HOTEL & RESORT REITs — 0.0% (b)
Host Hotels & Resorts, Inc. REIT	9,469	134,554
HOTELS, RESTAURANTS & LEISURE — 1.4%
Airbnb, Inc. Class A (a)	2,150	256,839
Booking Holdings, Inc.	96	442,263
Security Description	Shares	Value
Carnival Corp. (a)	6,214	$121,359
Chipotle Mexican Grill, Inc. (a)	47,125	2,366,146
Darden Restaurants, Inc.	1,448	300,836
Domino's Pizza, Inc.	2,273	1,044,330
DoorDash, Inc. Class A (a)	4,693	857,740
DraftKings, Inc. Class A (a)	722	23,978
Expedia Group, Inc.	1,071	180,035
Flutter Entertainment PLC (a)	1,761	390,150
Hilton Worldwide Holdings, Inc.	619	140,853
Hyatt Hotels Corp. Class A	219	26,828
Las Vegas Sands Corp.	2,492	96,266
Marriott International, Inc. Class A	929	221,288
McDonald's Corp.	24,843	7,760,208
MGM Resorts International (a)	3,980	117,967
Royal Caribbean Cruises Ltd.	538	110,527
Starbucks Corp.	7,638	749,211
Wynn Resorts Ltd.	660	55,110
Yum! Brands, Inc.	35,296	5,554,179
		20,816,113
HOUSEHOLD DURABLES — 0.5%
DR Horton, Inc.	15,320	1,947,632
Garmin Ltd.	11,475	2,491,567
Lennar Corp. Class A	5,811	666,987
NVR, Inc. (a)	147	1,064,925
PulteGroup, Inc.	11,138	1,144,986
		7,316,097
HOUSEHOLD PRODUCTS — 2.2%
Church & Dwight Co., Inc.	19,148	2,108,004
Clorox Co.	837	123,248
Colgate-Palmolive Co.	53,539	5,016,604
Kimberly-Clark Corp.	10,915	1,552,331
Procter & Gamble Co.	133,324	22,721,076
		31,521,263
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (b)
Vistra Corp.	1,782	209,278
INDUSTRIAL CONGLOMERATES — 0.7%
3M Co.	28,948	4,251,304
Honeywell International, Inc.	27,979	5,924,553
		10,175,857
INDUSTRIAL REITs — 0.1%
Prologis, Inc. REIT	10,192	1,139,364
INSURANCE — 5.3%
Aflac, Inc.	24,820	2,759,736
Allstate Corp.	27,492	5,692,768
American Financial Group, Inc.	3,455	453,780
American International Group, Inc.	23,973	2,084,213
Aon PLC Class A	7,916	3,159,196
Arch Capital Group Ltd.	53,286	5,125,047
Arthur J Gallagher & Co.	16,579	5,723,734
Assurant, Inc.	1,050	220,237
Brown & Brown, Inc.	1,505	187,222
Chubb Ltd.	32,697	9,874,167

See accompanying notes to Schedule of Investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Cincinnati Financial Corp.	2,801	$413,764
Erie Indemnity Co. Class A	3,222	1,350,179
Everest Group Ltd.	1,384	502,849
Fidelity National Financial, Inc.	4,800	312,384
Hartford Insurance Group, Inc.	10,802	1,336,531
Loews Corp.	21,715	1,995,826
Markel Group, Inc. (a)	1,000	1,869,610
Marsh & McLennan Cos., Inc.	42,656	10,409,344
MetLife, Inc.	14,971	1,202,022
Principal Financial Group, Inc.	6,175	520,985
Progressive Corp.	32,978	9,333,104
Prudential Financial, Inc.	10,754	1,201,007
Travelers Cos., Inc.	22,048	5,830,814
W.R. Berkley Corp.	29,209	2,078,512
Willis Towers Watson PLC	7,083	2,393,700
		76,030,731
INTERACTIVE MEDIA & SERVICES — 4.5%
Alphabet, Inc. Class A	112,622	17,415,866
Alphabet, Inc. Class C	103,526	16,173,867
Meta Platforms, Inc. Class A	54,646	31,495,769
Pinterest, Inc. Class A (a)	2,138	66,278
Reddit, Inc. Class A (a) (c)	98	10,280
Snap, Inc. Class A (a)	3,227	28,107
		65,190,167
IT SERVICES — 3.0%
Accenture PLC Class A	45,002	14,042,424
Akamai Technologies, Inc. (a)	23,979	1,930,310
Cloudflare, Inc. Class A (a)	162	18,256
Cognizant Technology Solutions Corp. Class A	71,405	5,462,482
EPAM Systems, Inc. (a)	2,235	377,357
Gartner, Inc. (a)	6,013	2,523,897
GoDaddy, Inc. Class A (a)	27,334	4,923,947
International Business Machines Corp.	39,555	9,835,746
MongoDB, Inc. (a)	84	14,734
Okta, Inc. (a)	985	103,642
Snowflake, Inc. Class A (a)	434	63,433
Twilio, Inc. Class A (a)	1,395	136,584
VeriSign, Inc. (a)	17,144	4,352,347
		43,785,159
LIFE SCIENCES TOOLS & SERVICES — 0.5%
Agilent Technologies, Inc.	11,446	1,338,953
Avantor, Inc. (a)	9,733	157,772
Bio-Rad Laboratories, Inc. Class A (a)	210	51,148
Bio-Techne Corp.	1,007	59,040
Danaher Corp.	6,007	1,231,435
Illumina, Inc. (a)	341	27,055
IQVIA Holdings, Inc. (a)	1,854	326,860
Mettler-Toledo International, Inc. (a)	104	122,815
Revvity, Inc.	1,800	190,440
Thermo Fisher Scientific, Inc.	3,525	1,754,040
Security Description	Shares	Value
Waters Corp. (a)	2,074	$764,414
West Pharmaceutical Services, Inc.	2,646	592,386
		6,616,358
MACHINERY — 1.4%
Caterpillar, Inc.	21,330	7,034,634
CNH Industrial NV	40,975	503,173
Cummins, Inc.	5,917	1,854,624
Deere & Co.	4,174	1,959,067
Dover Corp.	1,359	238,749
Fortive Corp.	3,817	279,328
Graco, Inc.	6,825	569,956
IDEX Corp.	603	109,125
Illinois Tool Works, Inc.	14,031	3,479,828
Ingersoll Rand, Inc.	2,786	222,964
Nordson Corp.	397	80,083
Otis Worldwide Corp.	6,218	641,698
PACCAR, Inc.	7,409	721,414
Parker-Hannifin Corp.	800	486,280
Pentair PLC	1,385	121,160
Snap-on, Inc.	2,255	759,957
Stanley Black & Decker, Inc.	4,186	321,820
Westinghouse Air Brake Technologies Corp.	1,514	274,564
Xylem, Inc.	2,108	251,822
		19,910,246
MEDIA — 0.5%
Charter Communications, Inc. Class A (a)	2,512	925,747
Comcast Corp. Class A	141,386	5,217,143
Fox Corp. Class A	4,996	282,774
Fox Corp. Class B	2,869	151,225
Interpublic Group of Cos., Inc.	9,038	245,472
News Corp. Class A	6,403	174,290
Omnicom Group, Inc.	8,827	731,847
Trade Desk, Inc. Class A (a)	406	22,216
		7,750,714
METALS & MINING — 0.3%
Freeport-McMoRan, Inc.	19,624	742,965
Newmont Corp.	46,159	2,228,556
Nucor Corp.	8,784	1,057,067
Reliance, Inc.	1,292	373,065
Steel Dynamics, Inc.	4,380	547,850
		4,949,503
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.0% (b)
Annaly Capital Management, Inc. REIT	8,940	181,571
MULTI-UTILITIES — 1.4%
Ameren Corp.	16,979	1,704,692
CenterPoint Energy, Inc.	11,272	408,384
CMS Energy Corp.	18,117	1,360,768
Consolidated Edison, Inc.	63,773	7,052,656
Dominion Energy, Inc.	34,782	1,950,227

See accompanying notes to Schedule of Investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
DTE Energy Co.	11,797	$1,631,171
NiSource, Inc.	6,596	264,434
Public Service Enterprise Group, Inc.	6,125	504,087
Sempra	9,300	663,648
WEC Energy Group, Inc.	42,715	4,655,081
		20,195,148
OFFICE REITs — 0.0% (b)
BXP, Inc. REIT	2,313	155,410
OIL, GAS & CONSUMABLE FUELS — 3.7%
Cheniere Energy, Inc.	3,053	706,464
Chevron Corp.	54,004	9,034,329
ConocoPhillips	30,417	3,194,393
Coterra Energy, Inc.	22,895	661,666
Devon Energy Corp.	20,973	784,390
Diamondback Energy, Inc.	17,931	2,866,808
EOG Resources, Inc.	17,282	2,216,244
EQT Corp.	10,722	572,876
Expand Energy Corp.	11,940	1,329,161
Exxon Mobil Corp.	125,730	14,953,069
Hess Corp.	2,758	440,535
Kinder Morgan, Inc.	28,344	808,654
Marathon Petroleum Corp.	32,395	4,719,628
Occidental Petroleum Corp.	33,308	1,644,083
ONEOK, Inc.	6,551	649,990
Ovintiv, Inc.	12,841	549,595
Phillips 66 Co.	18,904	2,334,266
Targa Resources Corp.	5,391	1,080,734
Texas Pacific Land Corp.	770	1,020,242
Valero Energy Corp.	17,127	2,261,963
Williams Cos., Inc.	35,430	2,117,297
		53,946,387
PERSONAL CARE PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	4,260	281,160
Kenvue, Inc.	80,055	1,919,719
		2,200,879
PHARMACEUTICALS — 6.0%
Bristol-Myers Squibb Co.	72,743	4,436,596
Eli Lilly & Co.	37,435	30,917,941
Johnson & Johnson	146,924	24,365,876
Merck & Co., Inc.	202,889	18,211,317
Pfizer, Inc.	219,906	5,572,418
Royalty Pharma PLC Class A	6,172	192,134
Viatris, Inc.	52,093	453,730
Zoetis, Inc.	18,573	3,058,044
		87,208,056
PROFESSIONAL SERVICES — 1.1%
Automatic Data Processing, Inc.	24,467	7,475,403
Booz Allen Hamilton Holding Corp.	14,511	1,517,560
Broadridge Financial Solutions, Inc.	1,840	446,126
Dayforce, Inc. (a)	706	41,181
Equifax, Inc.	781	190,220
Security Description	Shares	Value
Jacobs Solutions, Inc.	1,605	$194,029
Leidos Holdings, Inc.	1,303	175,827
Paychex, Inc.	14,860	2,292,601
Paycom Software, Inc.	2,155	470,824
SS&C Technologies Holdings, Inc.	2,858	238,729
TransUnion	1,290	107,057
Verisk Analytics, Inc.	7,708	2,294,055
		15,443,612
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	3,878	507,165
CoStar Group, Inc. (a)	2,000	158,460
Zillow Group, Inc. Class C (a)	783	53,682
		719,307
RESIDENTIAL REITs — 0.1%
American Homes 4 Rent Class A REIT	3,597	136,003
AvalonBay Communities, Inc. REIT	1,183	253,895
Camden Property Trust REIT	1,230	150,429
Equity LifeStyle Properties, Inc. REIT	926	61,764
Equity Residential REIT	3,772	270,000
Essex Property Trust, Inc. REIT	512	156,964
Invitation Homes, Inc. REIT	6,079	211,853
Mid-America Apartment Communities, Inc. REIT	1,121	187,857
Sun Communities, Inc. REIT	1,520	195,533
UDR, Inc. REIT	2,961	133,748
		1,758,046
RETAIL REITs — 0.1%
Kimco Realty Corp. REIT	10,092	214,354
Realty Income Corp. REIT	11,538	669,319
Regency Centers Corp. REIT	1,972	145,455
Simon Property Group, Inc. REIT	2,218	368,366
		1,397,494
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.7%
Advanced Micro Devices, Inc. (a)	8,514	874,728
Analog Devices, Inc.	9,977	2,012,062
Applied Materials, Inc.	37,853	5,493,227
Broadcom, Inc.	13,974	2,339,667
Entegris, Inc.	928	81,181
First Solar, Inc. (a)	2,379	300,777
Intel Corp.	144,583	3,283,480
KLA Corp.	6,827	4,640,995
Lam Research Corp.	59,383	4,317,144
Marvell Technology, Inc.	2,826	173,997
Microchip Technology, Inc.	6,054	293,074
Micron Technology, Inc.	12,183	1,058,581
Monolithic Power Systems, Inc.	1,684	976,686
NVIDIA Corp.	211,604	22,933,642
NXP Semiconductors NV	2,515	478,001
ON Semiconductor Corp. (a)	5,966	242,757
QUALCOMM, Inc.	47,453	7,289,255

See accompanying notes to Schedule of Investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Skyworks Solutions, Inc.	3,553	$229,630
Teradyne, Inc.	6,358	525,171
Texas Instruments, Inc.	56,599	10,170,840
		67,714,895
SOFTWARE — 7.6%
Adobe, Inc. (a)	21,488	8,241,293
ANSYS, Inc. (a)	406	128,523
AppLovin Corp. Class A (a)	7,299	1,934,016
Atlassian Corp. Class A (a)	88	18,675
Autodesk, Inc. (a)	550	143,990
Bentley Systems, Inc. Class B	567	22,306
Cadence Design Systems, Inc. (a)	12,659	3,219,564
Crowdstrike Holdings, Inc. Class A (a)	2,226	784,843
Datadog, Inc. Class A (a)	2,177	215,980
Docusign, Inc. (a)	14,260	1,160,764
Dynatrace, Inc. (a)	24,003	1,131,741
Fair Isaac Corp. (a)	1,623	2,993,072
Fortinet, Inc. (a)	47,242	4,547,515
Gen Digital, Inc.	55,877	1,482,976
HubSpot, Inc. (a)	1,774	1,013,468
Intuit, Inc.	9,800	6,017,102
Manhattan Associates, Inc. (a)	6,343	1,097,593
Microsoft Corp.	109,526	41,114,965
MicroStrategy, Inc. Class A (a)	170	49,006
Nutanix, Inc. Class A (a)	14,784	1,032,071
Oracle Corp.	22,745	3,179,978
Palantir Technologies, Inc. Class A (a)	1,036	87,438
Palo Alto Networks, Inc. (a)	25,695	4,384,595
PTC, Inc. (a)	13,723	2,126,379
Roper Technologies, Inc.	12,324	7,265,984
Salesforce, Inc.	8,545	2,293,136
Samsara, Inc. Class A (a)	104	3,986
ServiceNow, Inc. (a)	4,591	3,655,079
Synopsys, Inc. (a)	7,116	3,051,697
Tyler Technologies, Inc. (a)	4,508	2,620,906
Workday, Inc. Class A (a)	8,639	2,017,466
Zoom Communications, Inc. (a)	26,390	1,946,790
Zscaler, Inc. (a) (c)	77	15,278
		108,998,175
SPECIALIZED REITs — 0.3%
American Tower Corp. REIT	2,916	634,522
Crown Castle, Inc. REIT	3,813	397,429
Digital Realty Trust, Inc. REIT	2,676	383,444
Equinix, Inc. REIT	373	304,125
Extra Space Storage, Inc. REIT	1,968	292,228
Gaming & Leisure Properties, Inc. REIT	3,181	161,913
Iron Mountain, Inc. REIT	1,091	93,870
Public Storage REIT	1,024	306,473
SBA Communications Corp. REIT	595	130,906
VICI Properties, Inc. REIT	18,047	588,693
Weyerhaeuser Co. REIT	14,380	421,046
		3,714,649
Security Description	Shares	Value
SPECIALTY RETAIL — 2.1%
AutoZone, Inc. (a)	1,691	$6,447,411
Best Buy Co., Inc.	13,661	1,005,586
Burlington Stores, Inc. (a)	601	143,236
CarMax, Inc. (a)	5,004	389,912
Carvana Co. (a)	370	77,360
Dick's Sporting Goods, Inc.	1,114	224,538
Home Depot, Inc.	11,698	4,287,200
Lowe's Cos., Inc.	6,169	1,438,796
O'Reilly Automotive, Inc. (a)	3,070	4,398,021
Ross Stores, Inc.	3,197	408,545
TJX Cos., Inc.	67,897	8,269,854
Tractor Supply Co.	20,794	1,145,749
Ulta Beauty, Inc. (a)	2,221	814,085
Williams-Sonoma, Inc.	6,472	1,023,223
		30,073,516
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.4%
Apple, Inc.	202,173	44,908,689
Dell Technologies, Inc. Class C	3,127	285,026
Hewlett Packard Enterprise Co.	39,143	603,976
HP, Inc.	27,047	748,931
NetApp, Inc.	19,094	1,677,217
Pure Storage, Inc. Class A (a)	802	35,505
Seagate Technology Holdings PLC	1,441	122,413
Super Micro Computer, Inc. (a) (c)	25,934	887,980
Western Digital Corp. (a)	4,467	180,601
		49,450,338
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Deckers Outdoor Corp. (a)	6,638	742,195
Lululemon Athletica, Inc. (a)	5,005	1,416,715
NIKE, Inc. Class B	52,844	3,354,537
		5,513,447
TOBACCO — 0.2%
Altria Group, Inc.	15,690	941,714
Philip Morris International, Inc.	11,269	1,788,728
		2,730,442
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Fastenal Co.	23,840	1,848,792
Ferguson Enterprises, Inc.	8,918	1,428,931
United Rentals, Inc.	624	391,061
Watsco, Inc. (c)	1,329	675,531
WW Grainger, Inc.	2,027	2,002,331
		6,346,646
WATER UTILITIES — 0.0% (b)
American Water Works Co., Inc.	2,099	309,644
Essential Utilities, Inc.	4,128	163,180
		472,824
WIRELESS TELECOMMUNICATION SERVICES — 0.7%
T-Mobile U.S., Inc.	36,440	9,718,912
TOTAL COMMON STOCKS (Cost $1,180,362,421)		1,438,229,860

See accompanying notes to Schedule of Investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (e) (f)	3,496,711	$3,496,711
State Street Navigator Securities Lending Portfolio II (d) (g)	742,767	742,767
TOTAL SHORT-TERM INVESTMENTS (Cost $4,239,478)		4,239,478
TOTAL INVESTMENTS — 100.0% (Cost $1,184,601,899)		1,442,469,338
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (b)		202,182
NET ASSETS — 100.0%		$1,442,671,520

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at March 31, 2025.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2025.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	12	06/20/2025	$3,404,018	$3,391,950	$(12,068)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,438,229,823	$37	$—	$1,438,229,860
Short-Term Investments	4,239,478	—	—	4,239,478
TOTAL INVESTMENTS	$1,442,469,301	$37	$—	$1,442,469,338
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(12,068)	$—	$—	$(12,068)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(12,068)	$—	$—	$(12,068)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Corp.	8,430	$623,820	$120,802	$185,417	$37,655	$104,697	7,836	$701,557	$18,185
State Street Institutional Liquid Reserves Fund, Premier Class	3,743,694	3,744,817	3,751,803	7,496,621	274	(273)	—	—	49,897
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	25,048,621	21,551,910	—	—	3,496,711	3,496,711	115,994
State Street Navigator Securities Lending Portfolio II	74,421	74,421	16,258,755	15,590,409	—	—	742,767	742,767	791
Total		$4,443,058	$45,179,981	$44,824,357	$37,929	$104,424		$4,941,035	$184,867
See accompanying notes to Schedule of Investments.

SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTOMOBILES — 1.9%
Tesla, Inc. (a)	60,382	$15,648,599
BROADLINE RETAIL — 11.1%
Alibaba Group Holding Ltd. ADR	299,790	39,641,232
Amazon.com, Inc. (a)	115,755	22,023,546
PDD Holdings, Inc. ADR (a)	257,376	30,460,450
		92,125,228
COMMUNICATIONS EQUIPMENT — 3.3%
Cisco Systems, Inc.	449,109	27,714,516
ENTERTAINMENT — 3.2%
Netflix, Inc. (a)	28,735	26,796,249
GROUND TRANSPORTATION — 3.8%
Uber Technologies, Inc. (a)	439,282	32,006,086
HOTELS, RESTAURANTS & LEISURE — 2.8%
Booking Holdings, Inc.	5,055	23,287,930
INTERACTIVE MEDIA & SERVICES — 5.5%
Alphabet, Inc. Class A	138,713	21,450,578
Meta Platforms, Inc. Class A	42,426	24,452,650
		45,903,228
IT SERVICES — 6.0%
International Business Machines Corp.	114,073	28,365,392
Shopify, Inc. Class A (a)	229,635	21,903,735
		50,269,127
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 33.1%
Advanced Micro Devices, Inc. (a)	207,410	21,309,303
Applied Materials, Inc.	155,433	22,556,437
ARM Holdings PLC ADR (a) (b)	173,291	18,505,746
ASML Holding NV NY Reg Shrs	36,646	24,282,739
Broadcom, Inc.	117,138	19,612,415
Intel Corp.	1,294,287	29,393,258
Lam Research Corp.	345,174	25,094,150
Micron Technology, Inc.	256,862	22,318,739
NVIDIA Corp.	196,120	21,255,486
QUALCOMM, Inc.	166,029	25,503,715
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	130,940	21,736,040
Texas Instruments, Inc.	137,415	24,693,475
		276,261,503
Security Description	Shares	Value
SOFTWARE — 26.4%
Adobe, Inc. (a)	56,510	$21,673,280
AppLovin Corp. Class A (a)	81,183	21,511,060
Intuit, Inc.	40,115	24,630,209
Microsoft Corp.	58,808	22,075,935
MicroStrategy, Inc. Class A (a) (b)	64,432	18,573,813
Oracle Corp.	151,857	21,231,127
Palantir Technologies, Inc. Class A (a)	346,061	29,207,548
Palo Alto Networks, Inc. (a)	133,946	22,856,546
Salesforce, Inc.	74,329	19,946,930
ServiceNow, Inc. (a)	23,479	18,692,571
		220,399,019
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.8%
Apple, Inc.	106,082	23,563,995
TOTAL COMMON STOCKS (Cost $693,260,605)		833,975,480
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (c) (d) (Cost $543,943)	543,943	543,943
TOTAL INVESTMENTS — 100.0% (Cost $693,804,548)		834,519,423
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (e)		(69,397)
NET ASSETS — 100.0%		$834,450,026
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2025.
(e)	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt

See accompanying notes to Schedule of Investments.

SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$833,975,480	$—	$—	$833,975,480
Short-Term Investment	543,943	—	—	543,943
TOTAL INVESTMENTS	$834,519,423	$—	$—	$834,519,423

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	373,921	$374,033	$1,397,920	$1,771,953	$21	$(21)	—	$—	$9,549
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	4,173,862	3,629,919	—	—	543,943	543,943	19,206
State Street Navigator Securities Lending Portfolio II	—	—	88,634,046	88,634,046	—	—	—	—	2,707
Total		$374,033	$94,205,828	$94,035,918	$21	$(21)		$543,943	$31,462
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.3%
BWX Technologies, Inc.	405,388	$39,991,526
Curtiss-Wright Corp.	166,930	52,961,881
Hexcel Corp.	359,658	19,694,872
Woodward, Inc.	263,163	48,024,616
		160,672,895
AIR FREIGHT & LOGISTICS — 0.2%
GXO Logistics, Inc. (a) (b)	529,730	20,701,848
AIRLINES — 0.5%
Alaska Air Group, Inc. (a)	545,478	26,848,427
American Airlines Group, Inc. (a) (b)	2,914,949	30,752,712
		57,601,139
AUTO COMPONENTS — 0.8%
Autoliv, Inc. (b)	316,940	28,033,343
Gentex Corp. (b)	1,008,206	23,491,200
Goodyear Tire & Rubber Co. (a)	1,260,621	11,648,138
Lear Corp. (b)	237,763	20,975,452
Visteon Corp. (a)	122,973	9,545,164
		93,693,297
AUTOMOBILES — 0.2%
Harley-Davidson, Inc. (b)	507,982	12,826,546
Thor Industries, Inc. (b)	235,931	17,885,929
		30,712,475
BANKS — 6.8%
Associated Banc-Corp.	726,700	16,372,551
Bank OZK	467,715	20,322,217
Cadence Bank	813,593	24,700,684
Columbia Banking System, Inc.	928,862	23,165,818
Comerica, Inc.	582,532	34,404,340
Commerce Bancshares, Inc.	541,158	33,676,262
Cullen/Frost Bankers, Inc.	284,746	35,650,199
East West Bancorp, Inc.	614,550	55,162,008
First Financial Bankshares, Inc.	570,147	20,479,680
First Horizon Corp.	2,322,862	45,109,980
Flagstar Financial, Inc. (b)	1,338,246	15,550,419
FNB Corp.	1,594,152	21,441,344
Glacier Bancorp, Inc. (b)	502,702	22,229,482
Hancock Whitney Corp.	381,523	20,010,881
Home BancShares, Inc.	819,575	23,169,385
International Bancshares Corp.	237,137	14,953,859
Old National Bancorp (b)	1,414,042	29,963,550
Pinnacle Financial Partners, Inc.	339,268	35,975,979
Prosperity Bancshares, Inc.	422,344	30,142,691
SouthState Corp.	435,236	40,398,606
Synovus Financial Corp.	625,780	29,248,957
Texas Capital Bancshares, Inc. (a)	203,971	15,236,634
UMB Financial Corp.	301,708	30,502,679
United Bankshares, Inc.	632,880	21,941,950
Valley National Bancorp	2,105,494	18,717,842
Webster Financial Corp.	759,751	39,165,164
Security Description	Shares	Value
Western Alliance Bancorp	483,495	$37,146,921
Wintrust Financial Corp.	294,759	33,148,597
Zions Bancorp NA	655,488	32,682,632
		820,671,311
BEVERAGES — 0.6%
Boston Beer Co., Inc. Class A (a)	38,140	9,109,358
Celsius Holdings, Inc. (a) (b)	698,046	24,864,398
Coca-Cola Consolidated, Inc.	26,153	35,306,550
		69,280,306
BIOTECHNOLOGY — 2.6%
BioMarin Pharmaceutical, Inc. (a)	844,831	59,721,103
Cytokinetics, Inc. (a)	523,131	21,024,635
Exelixis, Inc. (a)	1,240,712	45,807,087
Halozyme Therapeutics, Inc. (a)	563,990	35,988,202
Neurocrine Biosciences, Inc. (a)	441,971	48,881,993
Roivant Sciences Ltd. (a) (b)	1,866,261	18,830,573
Sarepta Therapeutics, Inc. (a)	423,419	27,022,601
United Therapeutics Corp. (a)	197,921	61,013,107
		318,289,301
BROADLINE RETAIL — 0.5%
Macy's, Inc. (b)	1,230,759	15,458,333
Nordstrom, Inc.	430,958	10,536,923
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	271,623	31,606,052
		57,601,308
BUILDING PRODUCTS — 2.4%
AAON, Inc. (b)	299,052	23,364,933
Advanced Drainage Systems, Inc.	312,935	34,000,388
Carlisle Cos., Inc.	197,100	67,112,550
Fortune Brands Innovations, Inc.	550,678	33,525,277
Owens Corning	380,265	54,309,447
Simpson Manufacturing Co., Inc. (b)	186,890	29,356,681
Trex Co., Inc. (a)	474,953	27,594,769
UFP Industries, Inc.	269,200	28,815,168
		298,079,213
CAPITAL MARKETS — 3.5%
Affiliated Managers Group, Inc.	129,678	21,789,794
Carlyle Group, Inc.	935,473	40,777,268
Evercore, Inc. Class A (b)	156,939	31,343,857
Federated Hermes, Inc.	345,411	14,082,406
Hamilton Lane, Inc. Class A (b)	192,131	28,564,116
Houlihan Lokey, Inc.	239,515	38,681,673
Interactive Brokers Group, Inc. Class A	482,662	79,924,001
Janus Henderson Group PLC	563,854	20,383,322
Jefferies Financial Group, Inc.	721,736	38,663,398
Morningstar, Inc.	119,752	35,910,032
SEI Investments Co.	427,322	33,173,007
Stifel Financial Corp.	452,939	42,694,030
		425,986,904

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
CHEMICALS — 1.7%
Ashland, Inc.	209,154	$12,400,741
Avient Corp.	404,998	15,049,726
Axalta Coating Systems Ltd. (a)	967,014	32,075,854
Cabot Corp.	240,372	19,984,528
NewMarket Corp.	33,773	19,130,716
Olin Corp. (b)	512,881	12,432,235
RPM International, Inc.	569,923	65,928,693
Scotts Miracle-Gro Co.	189,650	10,409,888
Westlake Corp.	148,328	14,837,250
		202,249,631
COMMERCIAL SERVICES & SUPPLIES — 1.7%
Brink's Co.	193,476	16,669,892
Clean Harbors, Inc. (a)	224,577	44,264,127
MSA Safety, Inc.	174,016	25,526,407
RB Global, Inc.	817,525	81,997,757
Tetra Tech, Inc.	1,188,202	34,754,909
		203,213,092
COMMUNICATIONS EQUIPMENT — 0.5%
Ciena Corp. (a)	629,997	38,070,719
Lumentum Holdings, Inc. (a) (b)	306,143	19,084,954
		57,155,673
CONSTRUCTION & ENGINEERING — 2.2%
AECOM	588,203	54,544,064
Comfort Systems USA, Inc.	157,272	50,693,484
EMCOR Group, Inc.	203,923	75,376,058
Fluor Corp. (a)	760,313	27,234,412
MasTec, Inc. (a)	272,932	31,853,894
Valmont Industries, Inc.	88,827	25,348,561
		265,050,473
CONSTRUCTION MATERIALS — 0.4%
Eagle Materials, Inc.	147,557	32,747,325
Knife River Corp. (a) (b)	250,965	22,639,553
		55,386,878
CONSUMER FINANCE — 0.8%
Ally Financial, Inc.	1,218,386	44,434,537
FirstCash Holdings, Inc.	172,608	20,768,195
SLM Corp. (b)	932,703	27,393,487
		92,596,219
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.3%
Albertsons Cos., Inc. Class A	1,794,202	39,454,502
BJ's Wholesale Club Holdings, Inc. (a)	585,586	66,815,363
Casey's General Stores, Inc.	164,556	71,423,886
Maplebear, Inc. (a)	717,427	28,618,163
Performance Food Group Co. (a)	692,491	54,450,567
Sprouts Farmers Market, Inc. (a)	443,277	67,661,801
U.S. Foods Holding Corp. (a)	1,021,284	66,853,251
		395,277,533
CONTAINERS & PACKAGING — 1.7%
AptarGroup, Inc.	294,759	43,736,341
Berry Global Group, Inc.	513,319	35,834,799
Security Description	Shares	Value
Crown Holdings, Inc.	518,941	$46,320,674
Graphic Packaging Holding Co. (b)	1,330,840	34,548,606
Greif, Inc. Class A	114,799	6,312,797
Silgan Holdings, Inc.	359,801	18,393,027
Sonoco Products Co.	435,585	20,577,035
		205,723,279
DIVERSIFIED CONSUMER SERVICES — 1.4%
Duolingo, Inc. (a)	167,974	52,162,646
Graham Holdings Co. Class B	14,932	14,347,562
Grand Canyon Education, Inc. (a)	127,422	22,046,554
H&R Block, Inc.	593,339	32,580,244
Service Corp. International	639,290	51,271,058
		172,408,064
DIVERSIFIED REITs — 0.5%
WP Carey, Inc. REIT (b)	970,160	61,226,798
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Frontier Communications Parent, Inc. (a)	982,430	35,229,940
Iridium Communications, Inc. (b)	482,491	13,181,654
		48,411,594
ELECTRIC UTILITIES — 1.1%
ALLETE, Inc.	256,665	16,862,891
IDACORP, Inc.	236,151	27,445,469
OGE Energy Corp.	890,793	40,940,846
Portland General Electric Co.	484,717	21,618,378
TXNM Energy, Inc. (b)	399,834	21,383,123
		128,250,707
ELECTRICAL EQUIPMENT — 1.4%
Acuity, Inc.	135,924	35,795,585
EnerSys	174,788	16,007,085
NEXTracker, Inc. Class A (a)	637,039	26,844,824
nVent Electric PLC	730,612	38,298,681
Regal Rexnord Corp.	293,588	33,424,994
Sensata Technologies Holding PLC (b)	663,022	16,091,544
		166,462,713
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.7%
Arrow Electronics, Inc. (a)	231,285	24,014,321
Avnet, Inc. (b)	383,476	18,441,361
Belden, Inc.	178,526	17,897,231
Cognex Corp.	753,014	22,462,408
Coherent Corp. (a)	686,962	44,611,312
Crane NXT Co. (b)	217,982	11,204,275
Fabrinet (a)	159,558	31,514,301
Flex Ltd. (a)	1,698,274	56,178,904
IPG Photonics Corp. (a)	116,958	7,384,728
Littelfuse, Inc.	109,993	21,640,023
Novanta, Inc. (a)	159,254	20,363,809
TD SYNNEX Corp.	333,969	34,719,417

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Vontier Corp.	659,176	$21,653,932
		332,086,022
ENERGY EQUIPMENT & SERVICES — 0.6%
ChampionX Corp.	845,795	25,204,691
NOV, Inc.	1,688,151	25,693,658
Valaris Ltd. (a) (b)	289,415	11,362,433
Weatherford International PLC	322,446	17,266,983
		79,527,765
ENTERTAINMENT — 0.2%
Warner Music Group Corp. Class A	642,708	20,148,896
FINANCIAL SERVICES — 2.0%
Equitable Holdings, Inc.	1,373,779	71,560,148
Essent Group Ltd.	465,516	26,869,584
Euronet Worldwide, Inc. (a)	183,080	19,562,098
MGIC Investment Corp.	1,101,355	27,291,577
Shift4 Payments, Inc. Class A (a) (b)	304,378	24,870,726
Voya Financial, Inc.	426,529	28,901,605
Western Union Co. (b)	1,497,888	15,847,655
WEX, Inc. (a)	154,860	24,316,117
		239,219,510
FOOD PRODUCTS — 1.0%
Darling Ingredients, Inc. (a)	705,062	22,026,137
Flowers Foods, Inc.	868,210	16,504,672
Ingredion, Inc.	285,910	38,657,891
Lancaster Colony Corp.	85,555	14,972,125
Pilgrim's Pride Corp. (a) (b)	178,710	9,741,482
Post Holdings, Inc. (a)	202,820	23,600,135
		125,502,442
GAS UTILITIES — 1.2%
National Fuel Gas Co.	401,427	31,789,004
New Jersey Resources Corp.	444,583	21,811,242
ONE Gas, Inc.	251,149	18,984,353
Southwest Gas Holdings, Inc.	267,134	19,180,221
Spire, Inc.	257,421	20,143,193
UGI Corp. (b)	952,257	31,491,139
		143,399,152
GROUND TRANSPORTATION — 1.5%
Avis Budget Group, Inc. (a) (b)	75,342	5,718,458
Knight-Swift Transportation Holdings, Inc.	717,651	31,210,642
Landstar System, Inc.	156,552	23,514,110
Ryder System, Inc.	186,543	26,826,749
Saia, Inc. (a)	117,900	41,197,797
XPO, Inc. (a)	519,746	55,914,275
		184,382,031
HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Dentsply Sirona, Inc.	881,184	13,164,889
Envista Holdings Corp. (a)	761,829	13,149,169
Globus Medical, Inc. Class A (a)	504,172	36,905,390
Haemonetics Corp. (a)	222,699	14,152,521
Security Description	Shares	Value
Lantheus Holdings, Inc. (a) (b)	308,208	$30,081,101
LivaNova PLC (a)	240,724	9,455,639
Masimo Corp. (a) (b)	197,016	32,822,866
Penumbra, Inc. (a) (b)	170,137	45,496,335
		195,227,910
HEALTH CARE PROVIDERS & SERVICES — 2.4%
Acadia Healthcare Co., Inc. (a)	411,759	12,484,533
Amedisys, Inc. (a)	145,200	13,449,876
Chemed Corp.	66,418	40,868,324
Encompass Health Corp.	446,608	45,232,458
Ensign Group, Inc. (b)	252,751	32,705,979
HealthEquity, Inc. (a) (b)	384,170	33,949,103
Hims & Hers Health, Inc. (a) (b)	847,373	25,039,872
Option Care Health, Inc. (a)	754,394	26,366,070
Tenet Healthcare Corp. (a)	421,561	56,699,955
		286,796,170
HEALTH CARE REITs — 0.8%
Healthcare Realty Trust, Inc. REIT (b)	1,571,007	26,550,018
Omega Healthcare Investors, Inc. REIT	1,249,374	47,576,162
Sabra Health Care REIT, Inc.	1,047,340	18,297,030
		92,423,210
HEALTH CARE TECHNOLOGY — 0.3%
Doximity, Inc. Class A (a)	591,808	34,342,618
HOTEL & RESORT REITs — 0.1%
Park Hotels & Resorts, Inc. REIT (b)	918,760	9,812,357
HOTELS, RESTAURANTS & LEISURE — 3.4%
Aramark	1,173,664	40,514,881
Boyd Gaming Corp. (b)	293,868	19,345,331
Cava Group, Inc. (a)	359,386	31,054,544
Choice Hotels International, Inc. (b)	99,040	13,150,531
Churchill Downs, Inc.	325,820	36,188,827
Hilton Grand Vacations, Inc. (a) (b)	276,215	10,333,203
Hyatt Hotels Corp. Class A (b)	188,520	23,093,700
Light & Wonder, Inc. (a)	391,483	33,906,343
Marriott Vacations Worldwide Corp. (b)	142,963	9,183,943
Planet Fitness, Inc. Class A (a)	373,181	36,053,016
Texas Roadhouse, Inc.	295,720	49,275,824
Travel & Leisure Co.	303,237	14,036,841
Vail Resorts, Inc. (b)	165,960	26,556,919
Wendy's Co. (b)	759,004	11,104,229
Wingstop, Inc.	129,480	29,208,098
Wyndham Hotels & Resorts, Inc.	344,656	31,194,815
		414,201,045
HOUSEHOLD DURABLES — 1.7%
KB Home	307,645	17,880,327
Somnigroup International, Inc. (b)	847,679	50,759,019

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Taylor Morrison Home Corp. (a)	458,722	$27,541,669
Toll Brothers, Inc.	442,783	46,753,457
TopBuild Corp. (a)	129,958	39,630,692
Whirlpool Corp. (b)	245,794	22,153,413
		204,718,577
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Ormat Technologies, Inc. (b)	254,769	18,030,002
INDUSTRIAL REITs — 1.2%
EastGroup Properties, Inc. REIT	230,264	40,561,004
First Industrial Realty Trust, Inc. REIT	586,898	31,669,016
Rexford Industrial Realty, Inc. REIT (b)	1,008,710	39,490,996
STAG Industrial, Inc. REIT	827,052	29,873,118
		141,594,134
INSURANCE — 5.1%
American Financial Group, Inc.	320,173	42,051,522
Brighthouse Financial, Inc. (a)	259,907	15,072,007
CNO Financial Group, Inc.	450,470	18,762,076
Fidelity National Financial, Inc.	1,152,368	74,996,109
First American Financial Corp.	456,595	29,966,330
Hanover Insurance Group, Inc.	159,747	27,787,991
Kemper Corp.	266,265	17,799,815
Kinsale Capital Group, Inc. (b)	98,087	47,739,924
Old Republic International Corp.	1,034,074	40,556,382
Primerica, Inc.	147,922	42,088,247
Reinsurance Group of America, Inc.	292,025	57,499,722
RenaissanceRe Holdings Ltd.	218,326	52,398,240
RLI Corp.	369,686	29,696,876
Ryan Specialty Holdings, Inc. (b)	471,671	34,842,337
Selective Insurance Group, Inc.	269,551	24,674,699
Unum Group	728,403	59,335,708
		615,267,985
INTERACTIVE MEDIA & SERVICES — 0.1%
ZoomInfo Technologies, Inc. (a)	1,202,499	12,024,990
IT SERVICES — 0.4%
ASGN, Inc. (a)	195,920	12,346,878
Kyndryl Holdings, Inc. (a)	1,031,539	32,390,325
		44,737,203
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Brunswick Corp.	292,512	15,751,771
Mattel, Inc. (a)	1,493,452	29,017,772
Polaris, Inc. (b)	233,369	9,554,127
YETI Holdings, Inc. (a) (b)	376,008	12,445,865
		66,769,535
LIFE SCIENCES TOOLS & SERVICES — 1.8%
Avantor, Inc. (a)	3,018,409	48,928,410
Bio-Rad Laboratories, Inc. Class A (a)	85,424	20,805,870
Bruker Corp.	490,601	20,477,686
Illumina, Inc. (a)	702,171	55,710,247
Security Description	Shares	Value
Medpace Holdings, Inc. (a) (b)	110,731	$33,738,628
Repligen Corp. (a)	230,991	29,391,295
Sotera Health Co. (a) (b)	678,011	7,905,608
		216,957,744
MACHINERY — 5.1%
AGCO Corp. (b)	274,647	25,424,073
Chart Industries, Inc. (a) (b)	186,390	26,907,260
CNH Industrial NV (b)	3,875,680	47,593,350
Crane Co.	215,673	33,036,790
Donaldson Co., Inc.	529,418	35,502,771
Esab Corp.	251,878	29,343,787
Flowserve Corp.	582,388	28,443,830
Graco, Inc.	748,505	62,507,653
ITT, Inc.	360,835	46,605,449
Lincoln Electric Holdings, Inc.	250,144	47,317,239
Middleby Corp. (a) (b)	238,446	36,239,023
Mueller Industries, Inc.	504,163	38,386,971
Oshkosh Corp.	288,437	27,136,153
RBC Bearings, Inc. (a)	138,611	44,600,861
Terex Corp. (b)	294,343	11,120,278
Timken Co. (b)	282,865	20,329,508
Toro Co.	446,065	32,451,229
Watts Water Technologies, Inc. Class A	121,335	24,742,633
		617,688,858
MARINE — 0.2%
Kirby Corp. (a)	254,465	25,703,510
MEDIA — 0.6%
EchoStar Corp. Class A (a) (b)	535,489	13,697,809
New York Times Co. Class A	723,359	35,878,606
Nexstar Media Group, Inc.	129,255	23,165,081
		72,741,496
METALS & MINING — 2.5%
Alcoa Corp.	1,145,289	34,931,315
ATI, Inc. (a)	632,176	32,892,117
Carpenter Technology Corp.	221,434	40,119,412
Cleveland-Cliffs, Inc. (a) (b)	2,145,843	17,638,829
Commercial Metals Co.	503,755	23,177,768
Reliance, Inc.	239,928	69,279,210
Royal Gold, Inc.	291,529	47,667,907
U.S. Steel Corp. (b)	998,189	42,183,467
		307,890,025
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.7%
Annaly Capital Management, Inc. REIT	2,563,813	52,071,042
Starwood Property Trust, Inc. REIT (b)	1,419,895	28,071,324
		80,142,366
MULTI-UTILITIES — 0.3%
Black Hills Corp.	317,475	19,254,859
Northwestern Energy Group, Inc.	271,846	15,731,728
		34,986,587

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
OFFICE REITs — 0.6%
COPT Defense Properties REIT	498,582	$13,596,331
Cousins Properties, Inc. REIT	743,236	21,925,462
Kilroy Realty Corp. REIT (b)	471,312	15,440,181
Vornado Realty Trust REIT	736,017	27,225,269
		78,187,243
OIL, GAS & CONSUMABLE FUELS — 3.5%
Antero Midstream Corp.	1,485,139	26,732,502
Antero Resources Corp. (a) (b)	1,296,695	52,438,346
Chord Energy Corp.	270,978	30,544,640
Civitas Resources, Inc.	393,612	13,733,123
CNX Resources Corp. (a)	659,798	20,770,441
DT Midstream, Inc.	449,174	43,336,308
HF Sinclair Corp.	708,976	23,311,131
Matador Resources Co.	514,416	26,281,513
Murphy Oil Corp.	607,712	17,259,021
Ovintiv, Inc.	1,154,025	49,392,270
PBF Energy, Inc. Class A	434,514	8,294,872
Permian Resources Corp.	2,837,644	39,301,369
Range Resources Corp.	1,069,728	42,714,239
Viper Energy, Inc.	582,108	26,282,176
		420,391,951
PAPER & FOREST PRODUCTS — 0.2%
Louisiana-Pacific Corp.	277,097	25,487,382
PERSONAL CARE PRODUCTS — 0.5%
BellRing Brands, Inc. (a)	568,672	42,343,317
Coty, Inc. Class A (a)	1,624,716	8,887,196
elf Beauty, Inc. (a) (b)	250,025	15,699,070
		66,929,583
PHARMACEUTICALS — 0.4%
Jazz Pharmaceuticals PLC (a)	268,015	33,274,062
Perrigo Co. PLC	604,796	16,958,480
		50,232,542
PROFESSIONAL SERVICES — 2.5%
CACI International, Inc. Class A (a) (b)	99,388	36,467,445
Concentrix Corp. (b)	205,333	11,424,728
ExlService Holdings, Inc. (a)	713,205	33,670,408
Exponent, Inc.	225,023	18,240,365
FTI Consulting, Inc. (a)	156,588	25,692,959
Genpact Ltd.	712,313	35,886,329
Insperity, Inc.	156,783	13,989,747
KBR, Inc.	590,672	29,421,372
ManpowerGroup, Inc.	208,070	12,043,092
Maximus, Inc.	250,911	17,109,621
Parsons Corp. (a)	207,137	12,264,582
Paylocity Holding Corp. (a)	193,250	36,203,455
Science Applications International Corp.	216,705	24,329,470
		306,743,573
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Jones Lang LaSalle, Inc. (a)	210,303	52,136,217
Security Description	Shares	Value
RESIDENTIAL REITs — 1.1%
American Homes 4 Rent Class A REIT	1,406,275	$53,171,258
Equity LifeStyle Properties, Inc. REIT	846,959	56,492,165
Independence Realty Trust, Inc. REIT (b)	1,021,666	21,689,969
		131,353,392
RETAIL REITs — 1.1%
Agree Realty Corp. REIT (b)	474,453	36,623,027
Brixmor Property Group, Inc. REIT	1,356,168	36,006,260
Kite Realty Group Trust REIT	973,761	21,783,034
NNN REIT, Inc.	831,403	35,459,338
		129,871,659
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.5%
Allegro MicroSystems, Inc. (a)	579,500	14,562,835
Amkor Technology, Inc.	502,913	9,082,609
Cirrus Logic, Inc. (a)	235,602	23,478,917
Entegris, Inc. (b)	669,920	58,604,602
Lattice Semiconductor Corp. (a) (b)	611,615	32,079,207
MACOM Technology Solutions Holdings, Inc. (a)	263,652	26,465,388
MKS Instruments, Inc.	298,335	23,911,550
Onto Innovation, Inc. (a)	218,938	26,565,937
Power Integrations, Inc.	253,122	12,782,661
Rambus, Inc. (a) (b)	472,456	24,461,409
Silicon Laboratories, Inc. (a)	143,867	16,195,108
Synaptics, Inc. (a)	173,731	11,070,139
Universal Display Corp.	195,651	27,289,402
		306,549,764
SOFTWARE — 3.3%
Appfolio, Inc. Class A (a) (b)	102,863	22,619,574
Bill Holdings, Inc. (a) (b)	415,786	19,080,419
Blackbaud, Inc. (a)	168,629	10,463,429
Commvault Systems, Inc. (a)	194,997	30,762,727
Docusign, Inc. (a)	895,559	72,898,503
Dolby Laboratories, Inc. Class A	271,310	21,788,906
Dropbox, Inc. Class A (a)	959,476	25,627,604
Dynatrace, Inc. (a)	1,327,001	62,568,097
Guidewire Software, Inc. (a)	370,230	69,366,293
Manhattan Associates, Inc. (a)	270,951	46,885,361
Qualys, Inc. (a)	162,191	20,424,713
		402,485,626
SPECIALIZED REITs — 1.7%
CubeSmart REIT	1,002,545	42,818,697
EPR Properties REIT (b)	335,718	17,662,124
Gaming & Leisure Properties, Inc. REIT (b)	1,216,380	61,913,742
Lamar Advertising Co. Class A REIT	389,812	44,352,809

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
National Storage Affiliates Trust REIT	310,880	$12,248,672
PotlatchDeltic Corp. REIT (b)	317,826	14,340,309
Rayonier, Inc. REIT	622,917	17,366,926
		210,703,279
SPECIALTY RETAIL — 3.6%
Abercrombie & Fitch Co. Class A (a)	223,296	17,053,116
AutoNation, Inc. (a)	114,266	18,501,951
Bath & Body Works, Inc.	959,914	29,104,592
Burlington Stores, Inc. (a)	278,437	66,359,890
Chewy, Inc. Class A (a)	734,822	23,889,063
Dick's Sporting Goods, Inc. (b)	256,678	51,736,018
Five Below, Inc. (a)	243,835	18,269,337
Floor & Decor Holdings, Inc. Class A (a)	475,335	38,250,207
GameStop Corp. Class A (a) (b)	1,802,375	40,229,010
Gap, Inc. (b)	986,333	20,328,323
Lithia Motors, Inc.	118,085	34,662,671
Murphy USA, Inc. (b)	80,742	37,933,399
Penske Automotive Group, Inc.	82,852	11,929,031
RH (a)	66,742	15,644,992
Valvoline, Inc. (a)	563,434	19,613,138
		443,504,738
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
Pure Storage, Inc. Class A (a)	1,373,887	60,821,978
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Capri Holdings Ltd. (a) (b)	524,778	10,353,870
Columbia Sportswear Co. (b)	141,664	10,722,548
Crocs, Inc. (a) (b)	248,475	26,388,045
PVH Corp.	246,616	15,941,258
Skechers USA, Inc. Class A (a)	583,340	33,122,045
Under Armour, Inc. Class A (a) (b)	842,663	5,266,644
Under Armour, Inc. Class C (a) (b)	567,794	3,378,374
VF Corp. (b)	1,467,616	22,777,401
		127,950,185
TRADING COMPANIES & DISTRIBUTORS — 1.9%
Applied Industrial Technologies, Inc.	170,128	38,336,644
Security Description	Shares	Value
Core & Main, Inc. Class A (a)	843,104	$40,730,354
GATX Corp.	157,531	24,459,838
MSC Industrial Direct Co., Inc. Class A (b)	198,106	15,386,893
Watsco, Inc. (b)	154,419	78,491,178
WESCO International, Inc.	196,864	30,572,979
		227,977,886
WATER UTILITIES — 0.4%
Essential Utilities, Inc.	1,119,933	44,270,952
TOTAL COMMON STOCKS (Cost $11,235,238,567)		12,108,622,741
SHORT-TERM INVESTMENTS — 3.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (c) (d)	11,519,221	11,519,221
State Street Navigator Securities Lending Portfolio II (e) (f)	456,454,363	456,454,363
TOTAL SHORT-TERM INVESTMENTS (Cost $467,973,584)		467,973,584
TOTAL INVESTMENTS — 103.7% (Cost $11,703,212,151)		12,576,596,325
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.7)%		(443,342,842)
NET ASSETS — 100.0%		$12,133,253,483
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At March 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P Mid Cap 400 Index	18	06/20/2025	$5,311,844	$5,289,480	$(22,364)
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$12,108,622,741	$—	$—	$12,108,622,741
Short-Term Investments	467,973,584	—	—	467,973,584
TOTAL INVESTMENTS	$12,576,596,325	$—	$—	$12,576,596,325
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(22,364)	$—	$—	$(22,364)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(22,364)	$—	$—	$(22,364)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$32,020,852	$32,020,852	$—	$—	—	$—	$68,927
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	250,562,652	239,043,431	—	—	11,519,221	11,519,221	211,782
State Street Navigator Securities Lending Portfolio II	380,676,390	380,676,390	3,771,307,018	3,695,529,045	—	—	456,454,363	456,454,363	718,779
Total		$380,676,390	$4,053,890,522	$3,966,593,328	$—	$—		$467,973,584	$999,488
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.1%
Axon Enterprise, Inc. (a)	89,301	$46,967,861
Boeing Co. (a)	924,370	157,651,303
General Dynamics Corp.	312,774	85,255,937
General Electric Co.	1,322,592	264,716,789
Howmet Aerospace, Inc.	499,192	64,760,178
Huntington Ingalls Industries, Inc.	48,616	9,919,609
L3Harris Technologies, Inc.	231,558	48,467,405
Lockheed Martin Corp.	258,232	115,354,817
Northrop Grumman Corp.	167,614	85,820,044
RTX Corp.	1,641,578	217,443,422
Textron, Inc.	225,463	16,289,702
TransDigm Group, Inc.	69,095	95,578,422
		1,208,225,489
AIR FREIGHT & LOGISTICS — 0.3%
CH Robinson Worldwide, Inc.	144,270	14,773,248
Expeditors International of Washington, Inc.	172,345	20,724,486
FedEx Corp.	273,036	66,560,716
United Parcel Service, Inc. Class B	901,568	99,163,465
		201,221,915
AIRLINES — 0.1%
Delta Air Lines, Inc.	791,366	34,503,558
Southwest Airlines Co.	727,749	24,437,811
United Airlines Holdings, Inc. (a)	405,523	28,001,363
		86,942,732
AUTO COMPONENTS — 0.0% (b)
Aptiv PLC (a)	281,269	16,735,506
AUTOMOBILES — 1.7%
Ford Motor Co.	4,794,368	48,087,511
General Motors Co.	1,228,458	57,774,380
Tesla, Inc. (a)	3,448,391	893,685,011
		999,546,902
BANKS — 3.5%
Bank of America Corp.	8,158,576	340,457,376
Citigroup, Inc.	2,312,802	164,185,814
Citizens Financial Group, Inc.	538,198	22,049,972
Fifth Third Bancorp	827,023	32,419,302
Huntington Bancshares, Inc.	1,796,015	26,958,185
JPMorgan Chase & Co.	3,445,507	845,182,867
KeyCorp	1,225,287	19,592,339
M&T Bank Corp.	205,205	36,680,394
PNC Financial Services Group, Inc.	487,499	85,687,699
Regions Financial Corp.	1,119,424	24,325,084
Truist Financial Corp.	1,619,916	66,659,543
U.S. Bancorp	1,924,507	81,252,686
Wells Fargo & Co.	4,052,560	290,933,282
		2,036,384,543
Security Description	Shares	Value
BEVERAGES — 1.3%
Brown-Forman Corp. Class B (c)	224,204	$7,609,484
Coca-Cola Co.	4,770,552	341,666,934
Constellation Brands, Inc. Class A	191,551	35,153,439
Keurig Dr. Pepper, Inc.	1,474,230	50,448,151
Molson Coors Beverage Co. Class B (c)	212,152	12,913,692
Monster Beverage Corp. (a)	864,648	50,599,201
PepsiCo, Inc.	1,689,686	253,351,519
		751,742,420
BIOTECHNOLOGY — 1.9%
AbbVie, Inc.	2,175,465	455,803,427
Amgen, Inc.	662,035	206,257,004
Biogen, Inc. (a)	179,549	24,569,485
Gilead Sciences, Inc.	1,535,998	172,108,576
Incyte Corp. (a)	197,154	11,937,675
Moderna, Inc. (a) (c)	416,060	11,795,301
Regeneron Pharmaceuticals, Inc.	129,519	82,144,835
Vertex Pharmaceuticals, Inc. (a)	316,583	153,485,770
		1,118,102,073
BROADLINE RETAIL — 3.8%
Amazon.com, Inc. (a)	11,623,110	2,211,412,909
eBay, Inc.	589,229	39,908,480
		2,251,321,389
BUILDING PRODUCTS — 0.5%
A.O. Smith Corp.	146,784	9,593,802
Allegion PLC	107,829	14,067,371
Builders FirstSource, Inc. (a)	142,213	17,768,092
Carrier Global Corp.	996,483	63,177,022
Johnson Controls International PLC	814,844	65,277,153
Lennox International, Inc.	39,227	21,999,679
Masco Corp.	261,585	18,190,621
Trane Technologies PLC	276,419	93,131,090
		303,204,830
CAPITAL MARKETS — 3.2%
Ameriprise Financial, Inc.	118,663	57,445,945
Bank of New York Mellon Corp.	884,783	74,206,750
Blackrock, Inc.	179,418	169,815,549
Blackstone, Inc.	902,086	126,093,581
Cboe Global Markets, Inc.	128,184	29,006,757
Charles Schwab Corp.	2,100,145	164,399,351
CME Group, Inc.	444,450	117,908,140
FactSet Research Systems, Inc.	46,776	21,266,241
Franklin Resources, Inc. (c)	380,761	7,329,649
Goldman Sachs Group, Inc.	384,620	210,114,060
Intercontinental Exchange, Inc.	707,982	122,126,895
Invesco Ltd.	558,946	8,479,211
KKR & Co., Inc.	831,762	96,160,005
MarketAxess Holdings, Inc.	46,460	10,051,621
Moody's Corp.	190,885	88,893,236
Morgan Stanley	1,524,891	177,909,033

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
MSCI, Inc.	95,671	$54,101,950
Nasdaq, Inc.	509,905	38,681,393
Northern Trust Corp.	241,067	23,781,259
Raymond James Financial, Inc. (c)	227,538	31,607,304
S&P Global, Inc.	388,298	197,294,214
State Street Corp. (d)	355,075	31,789,865
T. Rowe Price Group, Inc. (c)	273,165	25,095,668
		1,883,557,677
CHEMICALS — 1.3%
Air Products & Chemicals, Inc.	274,087	80,833,738
Albemarle Corp. (c)	144,836	10,431,089
CF Industries Holdings, Inc.	214,918	16,795,842
Corteva, Inc.	845,154	53,185,541
Dow, Inc.	867,570	30,295,544
DuPont de Nemours, Inc.	516,068	38,539,958
Eastman Chemical Co.	141,717	12,486,685
Ecolab, Inc.	310,483	78,713,650
International Flavors & Fragrances, Inc.	314,415	24,401,748
Linde PLC	586,796	273,235,690
LyondellBasell Industries NV Class A	318,466	22,420,006
Mosaic Co.	393,364	10,624,762
PPG Industries, Inc.	285,763	31,248,184
Sherwin-Williams Co.	285,692	99,760,790
		782,973,227
COMMERCIAL SERVICES & SUPPLIES — 0.6%
Cintas Corp.	423,249	86,990,367
Copart, Inc. (a)	1,079,540	61,091,169
Republic Services, Inc.	250,068	60,556,467
Rollins, Inc.	345,210	18,651,696
Veralto Corp.	304,727	29,695,646
Waste Management, Inc.	450,111	104,205,198
		361,190,543
COMMUNICATIONS EQUIPMENT — 0.9%
Arista Networks, Inc. (a)	1,272,948	98,628,011
Cisco Systems, Inc.	4,908,150	302,881,937
F5, Inc. (a)	71,161	18,948,039
Juniper Networks, Inc.	407,447	14,745,507
Motorola Solutions, Inc.	206,062	90,216,004
		525,419,498
CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc.	181,830	46,217,549
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	75,426	36,063,434
Vulcan Materials Co.	162,501	37,911,483
		73,974,917
CONSUMER FINANCE — 0.6%
American Express Co.	683,707	183,951,368
Capital One Financial Corp.	469,622	84,203,225
Discover Financial Services	309,259	52,790,511
Security Description	Shares	Value
Synchrony Financial	481,213	$25,475,416
		346,420,520
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.0%
Costco Wholesale Corp.	547,074	517,411,648
Dollar General Corp.	270,445	23,780,229
Dollar Tree, Inc. (a)	249,607	18,737,997
Kroger Co.	820,233	55,521,572
Sysco Corp.	602,700	45,226,608
Target Corp.	564,778	58,940,232
Walgreens Boots Alliance, Inc.	890,549	9,947,432
Walmart, Inc.	5,345,661	469,295,579
		1,198,861,297
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	1,787,239	17,336,219
Avery Dennison Corp.	98,959	17,611,733
Ball Corp.	369,487	19,239,188
International Paper Co. (c)	647,276	34,532,175
Packaging Corp. of America	109,404	21,664,180
Smurfit WestRock PLC	608,803	27,432,663
		137,816,158
DISTRIBUTORS — 0.1%
Genuine Parts Co.	171,832	20,472,065
LKQ Corp.	320,163	13,619,734
Pool Corp.	47,055	14,979,959
		49,071,758
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
AT&T, Inc.	8,845,751	250,157,838
Verizon Communications, Inc.	5,187,515	235,305,681
		485,463,519
ELECTRIC UTILITIES — 1.6%
Alliant Energy Corp.	315,175	20,281,511
American Electric Power Co., Inc.	657,783	71,875,949
Constellation Energy Corp.	385,584	77,745,302
Duke Energy Corp.	954,976	116,478,423
Edison International	478,383	28,186,326
Entergy Corp.	529,622	45,277,385
Evergy, Inc.	284,761	19,634,271
Eversource Energy	450,559	27,984,220
Exelon Corp.	1,241,204	57,194,680
FirstEnergy Corp.	634,441	25,644,105
NextEra Energy, Inc.	2,533,665	179,611,512
NRG Energy, Inc.	249,806	23,846,481
PG&E Corp.	2,702,067	46,421,511
Pinnacle West Capital Corp. (c)	141,101	13,439,870
PPL Corp.	910,203	32,867,430
Southern Co.	1,348,743	124,016,919
Xcel Energy, Inc.	708,770	50,173,828
		960,679,723
ELECTRICAL EQUIPMENT — 0.7%
AMETEK, Inc.	284,701	49,008,430
Eaton Corp. PLC	486,558	132,261,061

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Emerson Electric Co.	694,235	$76,115,925
GE Vernova, Inc.	340,009	103,797,948
Generac Holdings, Inc. (a)	73,793	9,345,884
Hubbell, Inc.	66,276	21,931,391
Rockwell Automation, Inc.	139,756	36,110,155
		428,570,794
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	1,492,915	97,920,295
CDW Corp.	163,954	26,275,268
Corning, Inc.	950,578	43,517,461
Jabil, Inc.	135,448	18,430,409
Keysight Technologies, Inc. (a)	213,997	32,050,331
TE Connectivity PLC	368,214	52,036,003
Teledyne Technologies, Inc. (a)	57,116	28,427,204
Trimble, Inc. (a)	302,108	19,833,390
Zebra Technologies Corp. Class A (a)	62,981	17,795,911
		336,286,272
ENERGY EQUIPMENT & SERVICES — 0.3%
Baker Hughes Co.	1,219,824	53,611,265
Halliburton Co.	1,067,986	27,094,805
Schlumberger NV	1,727,553	72,211,715
		152,917,785
ENTERTAINMENT — 1.5%
Electronic Arts, Inc.	291,102	42,070,061
Live Nation Entertainment, Inc. (a)	192,501	25,136,781
Netflix, Inc. (a)	527,216	491,644,736
Take-Two Interactive Software, Inc. (a)	202,235	41,913,204
TKO Group Holdings, Inc.	82,563	12,616,452
Walt Disney Co.	2,227,562	219,860,369
Warner Bros Discovery, Inc. (a)	2,760,459	29,619,725
		862,861,328
FINANCIAL SERVICES — 5.0%
Apollo Global Management, Inc.	550,424	75,375,063
Berkshire Hathaway, Inc. Class B (a)	2,258,716	1,202,946,967
Corpay, Inc. (a)	85,960	29,975,971
Fidelity National Information Services, Inc.	654,301	48,863,199
Fiserv, Inc. (a)	700,952	154,791,230
Global Payments, Inc.	305,576	29,922,002
Jack Henry & Associates, Inc.	89,705	16,380,133
Mastercard, Inc. Class A	1,003,348	549,955,106
PayPal Holdings, Inc. (a)	1,218,909	79,533,812
Visa, Inc. Class A	2,123,525	744,210,571
		2,931,954,054
FOOD PRODUCTS — 0.7%
Archer-Daniels-Midland Co.	590,159	28,333,534
Bunge Global SA	164,377	12,561,690
Campbell's Co. (c)	244,969	9,779,162
Security Description	Shares	Value
Conagra Brands, Inc.	591,824	$15,783,946
General Mills, Inc. (c)	679,805	40,645,541
Hershey Co. (c)	181,473	31,037,327
Hormel Foods Corp.	357,775	11,069,558
J.M. Smucker Co.	130,211	15,418,285
Kellanova	330,761	27,284,475
Kraft Heinz Co.	1,072,464	32,635,080
Lamb Weston Holdings, Inc. (c)	174,900	9,322,170
McCormick & Co., Inc.	310,026	25,518,240
Mondelez International, Inc. Class A	1,594,441	108,182,822
Tyson Foods, Inc. Class A	353,932	22,584,401
		390,156,231
GAS UTILITIES — 0.1%
Atmos Energy Corp. (c)	195,284	30,187,001
GROUND TRANSPORTATION — 0.9%
CSX Corp.	2,377,372	69,966,058
JB Hunt Transport Services, Inc.	98,097	14,513,451
Norfolk Southern Corp.	279,014	66,084,466
Old Dominion Freight Line, Inc.	231,590	38,316,566
Uber Technologies, Inc. (a)	2,574,395	187,570,420
Union Pacific Corp.	744,760	175,942,102
		552,393,063
HEALTH CARE EQUIPMENT & SUPPLIES — 2.5%
Abbott Laboratories	2,137,643	283,558,344
Align Technology, Inc. (a)	86,211	13,695,479
Baxter International, Inc.	629,524	21,548,607
Becton Dickinson & Co.	353,942	81,073,955
Boston Scientific Corp. (a)	1,816,543	183,252,858
Cooper Cos., Inc. (a)	246,599	20,800,626
Dexcom, Inc. (a)	480,581	32,818,876
Edwards Lifesciences Corp. (a)	727,387	52,721,010
GE HealthCare Technologies, Inc.	563,188	45,454,903
Hologic, Inc. (a)	276,745	17,094,539
IDEXX Laboratories, Inc. (a)	101,058	42,439,307
Insulet Corp. (a)	86,494	22,714,189
Intuitive Surgical, Inc. (a)	439,641	217,740,998
Medtronic PLC	1,579,844	141,964,782
ResMed, Inc. (c)	180,908	40,496,256
Solventum Corp. (a)	169,496	12,888,476
STERIS PLC	121,287	27,489,699
Stryker Corp.	423,234	157,548,856
Zimmer Biomet Holdings, Inc. (c)	245,123	27,743,021
		1,443,044,781
HEALTH CARE PROVIDERS & SERVICES — 2.4%
Cardinal Health, Inc.	297,556	40,994,290
Cencora, Inc.	213,061	59,250,133
Centene Corp. (a)	612,793	37,202,663
Cigna Group	337,413	111,008,877
CVS Health Corp.	1,554,242	105,299,895
DaVita, Inc. (a) (c)	54,869	8,393,311
Elevance Health, Inc.	285,848	124,332,446
HCA Healthcare, Inc.	220,098	76,054,864

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Henry Schein, Inc. (a)	154,614	$10,589,513
Humana, Inc.	148,184	39,209,486
Labcorp Holdings, Inc.	102,768	23,918,224
McKesson Corp.	154,519	103,989,742
Molina Healthcare, Inc. (a)	68,612	22,600,107
Quest Diagnostics, Inc.	135,718	22,963,486
UnitedHealth Group, Inc.	1,134,131	594,001,111
Universal Health Services, Inc. Class B	71,835	13,497,797
		1,393,305,945
HEALTH CARE REITs — 0.3%
Alexandria Real Estate Equities, Inc. REIT	189,807	17,559,046
Healthpeak Properties, Inc. REIT	858,725	17,363,419
Ventas, Inc. REIT	539,597	37,102,690
Welltower, Inc. REIT	750,655	115,007,852
		187,033,007
HOTEL & RESORT REITs — 0.0% (b)
Host Hotels & Resorts, Inc. REIT	866,786	12,317,029
HOTELS, RESTAURANTS & LEISURE — 2.1%
Airbnb, Inc. Class A (a)	533,957	63,786,503
Booking Holdings, Inc.	40,720	187,593,375
Caesars Entertainment, Inc. (a)	261,903	6,547,575
Carnival Corp. (a)	1,291,451	25,222,038
Chipotle Mexican Grill, Inc. (a)	1,669,994	83,850,399
Darden Restaurants, Inc.	144,427	30,006,154
Domino's Pizza, Inc.	42,455	19,505,950
DoorDash, Inc. Class A (a)	418,076	76,411,751
Expedia Group, Inc.	151,631	25,489,171
Hilton Worldwide Holdings, Inc.	296,789	67,534,337
Las Vegas Sands Corp.	423,662	16,366,063
Marriott International, Inc. Class A	281,612	67,079,978
McDonald's Corp.	883,163	275,873,626
MGM Resorts International (a)	276,249	8,188,020
Norwegian Cruise Line Holdings Ltd. (a)	542,476	10,285,345
Royal Caribbean Cruises Ltd.	305,093	62,678,306
Starbucks Corp.	1,399,855	137,311,777
Wynn Resorts Ltd.	110,404	9,218,734
Yum! Brands, Inc.	343,771	54,095,805
		1,227,044,907
HOUSEHOLD DURABLES — 0.3%
DR Horton, Inc.	349,888	44,481,261
Garmin Ltd.	189,526	41,151,780
Lennar Corp. Class A	287,593	33,009,925
Mohawk Industries, Inc. (a)	66,268	7,566,480
NVR, Inc. (a)	3,668	26,572,423
PulteGroup, Inc.	248,159	25,510,745
		178,292,614
HOUSEHOLD PRODUCTS — 1.2%
Church & Dwight Co., Inc.	302,583	33,311,362
Clorox Co.	151,942	22,373,460
Colgate-Palmolive Co.	999,617	93,664,113
Security Description	Shares	Value
Kimberly-Clark Corp.	408,844	$58,145,794
Procter & Gamble Co.	2,890,013	492,516,015
		700,010,744
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	881,065	10,942,827
Vistra Corp.	419,115	49,220,866
		60,163,693
INDUSTRIAL CONGLOMERATES — 0.5%
3M Co.	669,299	98,293,251
Honeywell International, Inc.	801,180	169,649,865
		267,943,116
INDUSTRIAL REITs — 0.2%
Prologis, Inc. REIT	1,142,044	127,669,099
INSURANCE — 2.4%
Aflac, Inc.	609,766	67,799,882
Allstate Corp.	326,301	67,567,148
American International Group, Inc.	730,705	63,527,493
Aon PLC Class A	266,430	106,329,549
Arch Capital Group Ltd.	462,876	44,519,414
Arthur J Gallagher & Co.	313,491	108,229,633
Assurant, Inc.	63,343	13,286,194
Brown & Brown, Inc.	292,506	36,387,746
Chubb Ltd.	459,192	138,671,392
Cincinnati Financial Corp.	193,736	28,618,682
Erie Indemnity Co. Class A (c)	30,781	12,898,778
Everest Group Ltd.	52,979	19,248,860
Globe Life, Inc.	104,236	13,729,966
Hartford Insurance Group, Inc.	353,636	43,755,382
Loews Corp.	216,283	19,878,571
Marsh & McLennan Cos., Inc.	604,960	147,628,389
MetLife, Inc.	713,215	57,264,032
Principal Financial Group, Inc.	260,744	21,998,971
Progressive Corp.	721,851	204,291,052
Prudential Financial, Inc.	435,652	48,653,615
Travelers Cos., Inc.	279,442	73,901,231
W.R. Berkley Corp.	372,068	26,476,359
Willis Towers Watson PLC	122,950	41,550,952
		1,406,213,291
INTERACTIVE MEDIA & SERVICES — 6.1%
Alphabet, Inc. Class A	7,185,951	1,111,235,462
Alphabet, Inc. Class C	5,827,738	910,467,508
Match Group, Inc.	307,260	9,586,512
Meta Platforms, Inc. Class A	2,698,652	1,555,395,067
		3,586,684,549
IT SERVICES — 1.2%
Accenture PLC Class A	770,679	240,482,675
Akamai Technologies, Inc. (a)	184,580	14,858,690
Cognizant Technology Solutions Corp. Class A	610,873	46,731,785
EPAM Systems, Inc. (a)	69,753	11,777,097
Gartner, Inc. (a)	94,645	39,726,292

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
GoDaddy, Inc. Class A (a)	173,971	$31,339,136
International Business Machines Corp.	1,139,379	283,317,982
VeriSign, Inc. (a)	100,552	25,527,136
		693,760,793
LEISURE PRODUCTS — 0.0% (b)
Hasbro, Inc.	162,537	9,994,400
LIFE SCIENCES TOOLS & SERVICES — 1.0%
Agilent Technologies, Inc.	351,942	41,170,175
Bio-Techne Corp. (c)	195,044	11,435,430
Charles River Laboratories International, Inc. (a)	62,748	9,444,829
Danaher Corp.	788,710	161,685,550
IQVIA Holdings, Inc. (a)	206,421	36,392,022
Mettler-Toledo International, Inc. (a)	25,693	30,341,121
Revvity, Inc. (c)	149,207	15,786,100
Thermo Fisher Scientific, Inc.	471,490	234,613,424
Waters Corp. (a)	72,954	26,888,656
West Pharmaceutical Services, Inc.	89,506	20,038,603
		587,795,910
MACHINERY — 1.6%
Caterpillar, Inc.	588,981	194,245,934
Cummins, Inc.	169,477	53,120,871
Deere & Co.	312,271	146,564,394
Dover Corp.	169,137	29,713,988
Fortive Corp.	420,825	30,795,974
IDEX Corp.	92,656	16,767,956
Illinois Tool Works, Inc.	329,001	81,595,538
Ingersoll Rand, Inc.	496,164	39,708,005
Nordson Corp.	67,243	13,564,258
Otis Worldwide Corp.	488,302	50,392,766
PACCAR, Inc.	646,940	62,992,548
Parker-Hannifin Corp.	158,564	96,383,127
Pentair PLC	202,477	17,712,688
Snap-on, Inc.	64,804	21,839,596
Stanley Black & Decker, Inc.	189,575	14,574,526
Westinghouse Air Brake Technologies Corp.	210,809	38,230,212
Xylem, Inc.	299,364	35,762,024
		943,964,405
MEDIA — 0.5%
Charter Communications, Inc. Class A (a) (c)	118,791	43,778,047
Comcast Corp. Class A	4,647,528	171,493,783
Fox Corp. Class A	267,548	15,143,217
Fox Corp. Class B	163,170	8,600,691
Interpublic Group of Cos., Inc.	463,694	12,593,929
News Corp. Class A	466,425	12,696,089
News Corp. Class B (c)	139,633	4,240,654
Omnicom Group, Inc. (c)	241,059	19,986,202
Paramount Global Class B	733,688	8,774,908
		297,307,520
Security Description	Shares	Value
METALS & MINING — 0.3%
Freeport-McMoRan, Inc.	1,770,609	$67,035,257
Newmont Corp.	1,403,566	67,764,166
Nucor Corp.	289,195	34,801,726
Steel Dynamics, Inc.	174,898	21,876,242
		191,477,391
MULTI-UTILITIES — 0.7%
Ameren Corp.	331,639	33,296,556
CenterPoint Energy, Inc.	804,375	29,142,506
CMS Energy Corp.	370,126	27,800,164
Consolidated Edison, Inc.	427,735	47,303,214
Dominion Energy, Inc.	1,035,667	58,069,849
DTE Energy Co.	254,194	35,147,404
NiSource, Inc.	576,537	23,113,368
Public Service Enterprise Group, Inc.	613,911	50,524,875
Sempra	779,695	55,639,035
WEC Energy Group, Inc.	391,579	42,674,280
		402,711,251
OFFICE REITs — 0.0% (b)
BXP, Inc. REIT (c)	179,411	12,054,625
OIL, GAS & CONSUMABLE FUELS — 3.4%
APA Corp.	458,640	9,640,613
Chevron Corp.	2,059,377	344,513,178
ConocoPhillips	1,572,008	165,092,280
Coterra Energy, Inc.	911,948	26,355,297
Devon Energy Corp.	811,514	30,350,624
Diamondback Energy, Inc.	230,307	36,821,483
EOG Resources, Inc.	692,793	88,843,774
EQT Corp.	735,314	39,287,827
Expand Energy Corp.	259,916	28,933,849
Exxon Mobil Corp.	5,363,908	637,929,578
Hess Corp.	341,048	54,475,597
Kinder Morgan, Inc.	2,378,636	67,862,485
Marathon Petroleum Corp.	389,014	56,675,450
Occidental Petroleum Corp.	833,165	41,125,024
ONEOK, Inc.	765,543	75,957,177
Phillips 66 Co.	508,427	62,780,566
Targa Resources Corp.	269,098	53,946,076
Texas Pacific Land Corp.	23,022	30,503,920
Valero Energy Corp.	390,124	51,523,677
Williams Cos., Inc.	1,500,667	89,679,860
		1,992,298,335
PERSONAL CARE PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	287,549	18,978,234
Kenvue, Inc.	2,367,965	56,783,801
		75,762,035
PHARMACEUTICALS — 3.4%
Bristol-Myers Squibb Co.	2,500,843	152,526,414
Eli Lilly & Co.	971,004	801,961,914
Johnson & Johnson	2,967,027	492,051,758
Merck & Co., Inc.	3,117,345	279,812,887
Pfizer, Inc.	6,982,697	176,941,542

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Viatris, Inc.	1,475,220	$12,849,166
Zoetis, Inc.	551,768	90,848,601
		2,006,992,282
PROFESSIONAL SERVICES — 0.7%
Automatic Data Processing, Inc.	501,419	153,198,547
Broadridge Financial Solutions, Inc.	143,763	34,856,777
Dayforce, Inc. (a) (c)	193,912	11,310,887
Equifax, Inc.	152,975	37,258,591
Jacobs Solutions, Inc.	151,051	18,260,555
Leidos Holdings, Inc.	161,729	21,823,711
Paychex, Inc.	395,520	61,020,826
Paycom Software, Inc. (c)	58,020	12,676,210
Verisk Analytics, Inc.	173,983	51,780,820
		402,186,924
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	364,531	47,673,364
CoStar Group, Inc. (a)	520,049	41,203,482
		88,876,846
RESIDENTIAL REITs — 0.3%
AvalonBay Communities, Inc. REIT	175,026	37,564,080
Camden Property Trust REIT	130,564	15,967,977
Equity Residential REIT	422,919	30,272,542
Essex Property Trust, Inc. REIT	78,742	24,139,935
Invitation Homes, Inc. REIT	704,247	24,543,008
Mid-America Apartment Communities, Inc. REIT	144,156	24,157,663
UDR, Inc. REIT	371,493	16,780,339
		173,425,544
RETAIL REITs — 0.3%
Federal Realty Investment Trust REIT	94,121	9,206,916
Kimco Realty Corp. REIT	835,064	17,736,759
Realty Income Corp. REIT	1,077,427	62,501,540
Regency Centers Corp. REIT	201,131	14,835,423
Simon Property Group, Inc. REIT	377,911	62,763,459
		167,044,097
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 9.9%
Advanced Micro Devices, Inc. (a)	1,997,129	205,185,033
Analog Devices, Inc.	611,304	123,281,678
Applied Materials, Inc.	1,001,771	145,377,007
Broadcom, Inc.	5,776,307	967,127,081
Enphase Energy, Inc. (a)	162,478	10,081,760
First Solar, Inc. (a)	130,677	16,521,493
Intel Corp.	5,336,200	121,185,102
KLA Corp.	163,737	111,308,413
Lam Research Corp.	1,582,564	115,052,403
Microchip Technology, Inc.	662,058	32,050,228
Micron Technology, Inc.	1,373,145	119,312,569
Monolithic Power Systems, Inc.	58,863	34,139,363
NVIDIA Corp.	30,179,229	3,270,824,839
Security Description	Shares	Value
NXP Semiconductors NV	313,516	$59,586,851
ON Semiconductor Corp. (a)	519,835	21,152,086
QUALCOMM, Inc.	1,363,267	209,411,444
Skyworks Solutions, Inc.	196,730	12,714,660
Teradyne, Inc.	200,297	16,544,532
Texas Instruments, Inc.	1,122,038	201,630,228
		5,792,486,770
SOFTWARE — 9.8%
Adobe, Inc. (a)	536,422	205,733,930
ANSYS, Inc. (a)	107,706	34,095,411
Autodesk, Inc. (a)	264,878	69,345,060
Cadence Design Systems, Inc. (a)	337,648	85,874,016
Crowdstrike Holdings, Inc. Class A (a)	303,524	107,016,492
Fair Isaac Corp. (a)	30,166	55,630,931
Fortinet, Inc. (a)	784,283	75,495,082
Gen Digital, Inc.	670,900	17,805,686
Intuit, Inc.	344,859	211,739,977
Microsoft Corp.	9,160,839	3,438,887,352
Oracle Corp.	1,998,958	279,474,318
Palantir Technologies, Inc. Class A (a)	2,526,033	213,197,185
Palo Alto Networks, Inc. (a)	816,000	139,242,240
PTC, Inc. (a)	147,380	22,836,531
Roper Technologies, Inc.	132,189	77,935,991
Salesforce, Inc.	1,179,268	316,468,360
ServiceNow, Inc. (a)	253,796	202,057,147
Synopsys, Inc. (a)	190,591	81,734,950
Tyler Technologies, Inc. (a)	52,948	30,783,438
Workday, Inc. Class A (a)	263,803	61,605,915
		5,726,960,012
SPECIALIZED REITs — 1.0%
American Tower Corp. REIT	576,252	125,392,435
Crown Castle, Inc. REIT	536,339	55,902,614
Digital Realty Trust, Inc. REIT	389,491	55,810,165
Equinix, Inc. REIT	119,995	97,837,923
Extra Space Storage, Inc. REIT	261,785	38,872,455
Iron Mountain, Inc. REIT	360,932	31,054,589
Public Storage REIT	194,174	58,114,337
SBA Communications Corp. REIT	132,253	29,096,983
VICI Properties, Inc. REIT	1,296,523	42,292,580
Weyerhaeuser Co. REIT	896,875	26,260,500
		560,634,581
SPECIALTY RETAIL — 1.9%
AutoZone, Inc. (a)	20,612	78,589,021
Best Buy Co., Inc.	238,707	17,571,222
CarMax, Inc. (a)	191,227	14,900,408
Home Depot, Inc.	1,224,067	448,608,315
Lowe's Cos., Inc.	696,170	162,367,729
O'Reilly Automotive, Inc. (a)	70,846	101,492,563
Ross Stores, Inc.	406,759	51,979,733
TJX Cos., Inc.	1,386,304	168,851,827

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Tractor Supply Co.	658,732	$36,296,133
Ulta Beauty, Inc. (a)	57,125	20,938,597
Williams-Sonoma, Inc.	151,928	24,019,817
		1,125,615,365
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.3%
Apple, Inc.	18,511,945	4,112,058,343
Dell Technologies, Inc. Class C	385,810	35,166,581
Hewlett Packard Enterprise Co.	1,607,463	24,803,154
HP, Inc.	1,154,876	31,978,516
NetApp, Inc.	251,763	22,114,862
Seagate Technology Holdings PLC	261,246	22,192,848
Super Micro Computer, Inc. (a) (c)	618,370	21,172,989
Western Digital Corp. (a)	425,293	17,194,596
		4,286,681,889
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Deckers Outdoor Corp. (a)	186,983	20,906,569
Lululemon Athletica, Inc. (a)	138,047	39,075,584
NIKE, Inc. Class B	1,455,008	92,363,908
Ralph Lauren Corp.	49,380	10,900,141
Tapestry, Inc.	254,311	17,906,038
		181,152,240
TOBACCO — 0.7%
Altria Group, Inc.	2,090,712	125,484,534
Philip Morris International, Inc.	1,915,912	304,112,712
		429,597,246
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	706,147	54,761,700
United Rentals, Inc.	80,528	50,466,898
WW Grainger, Inc.	54,611	53,946,384
		159,174,982
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	240,011	35,406,423
Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
T-Mobile U.S., Inc.	590,839	$157,582,670
TOTAL COMMON STOCKS (Cost $52,703,806,610)		58,601,068,024
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (e) (f)	31,059,698	31,059,698
State Street Navigator Securities Lending Portfolio II (d) (g)	171,144,304	171,144,304
TOTAL SHORT-TERM INVESTMENTS (Cost $202,204,002)		202,204,002
TOTAL INVESTMENTS — 100.2% (Cost $52,906,010,612)		58,803,272,026
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(137,631,071)
NET ASSETS — 100.0%		$58,665,640,955
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at March 31, 2025.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2025.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At March 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	208	06/20/2025	$59,370,564	$58,793,800	$(576,764)
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$58,601,068,024	$—	$—	$58,601,068,024
Short-Term Investments	202,204,002	—	—	202,204,002
TOTAL INVESTMENTS	$58,803,272,026	$—	$—	$58,803,272,026
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(576,764)	$—	$—	$(576,764)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(576,764)	$—	$—	$(576,764)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Corp.	260,821	$19,300,754	$12,603,739	$4,029,256	$532,153	$3,382,475	355,075	$31,789,865	$636,277
State Street Institutional Liquid Reserves Fund, Premier Class	104,217,233	104,248,498	88,186,162	192,434,661	8,822	(8,821)	—	—	807,735
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	765,365,347	734,305,649	—	—	31,059,698	31,059,698	1,439,135
State Street Navigator Securities Lending Portfolio II	150,685,702	150,685,702	1,798,892,104	1,778,433,502	—	—	171,144,304	171,144,304	177,777
Total		$274,234,954	$2,665,047,352	$2,709,203,068	$540,975	$3,373,654		$233,993,867	$3,060,924
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.5%
Axon Enterprise, Inc. (a)	93,186	$49,011,177
General Electric Co.	566,147	113,314,322
Howmet Aerospace, Inc.	521,081	67,599,838
RTX Corp.	976,873	129,396,597
TransDigm Group, Inc.	72,175	99,838,956
		459,160,890
AIRLINES — 0.2%
Delta Air Lines, Inc.	825,483	35,991,059
United Airlines Holdings, Inc. (a)	423,113	29,215,952
		65,207,011
AUTOMOBILES — 3.1%
Tesla, Inc. (a)	3,600,121	933,007,358
BANKS — 1.6%
JPMorgan Chase & Co.	2,050,412	502,966,064
BEVERAGES — 0.1%
Monster Beverage Corp. (a)	396,357	23,194,812
BIOTECHNOLOGY — 1.5%
AbbVie, Inc.	953,896	199,860,290
Amgen, Inc.	297,175	92,584,871
Incyte Corp. (a)	123,918	7,503,235
Vertex Pharmaceuticals, Inc. (a)	330,383	160,176,286
		460,124,682
BROADLINE RETAIL — 4.5%
Amazon.com, Inc. (a)	7,037,905	1,339,031,805
eBay, Inc.	412,864	27,963,279
		1,366,995,084
BUILDING PRODUCTS — 0.6%
Allegion PLC	59,464	7,757,674
Builders FirstSource, Inc. (a)	77,293	9,656,987
Carrier Global Corp.	498,701	31,617,643
Lennox International, Inc.	41,178	23,093,858
Masco Corp.	111,826	7,776,380
Trane Technologies PLC	288,552	97,218,940
		177,121,482
CAPITAL MARKETS — 1.8%
Ameriprise Financial, Inc.	123,750	59,908,613
Bank of New York Mellon Corp.	498,598	41,817,414
FactSet Research Systems, Inc. (b)	22,060	10,029,358
Intercontinental Exchange, Inc.	384,391	66,307,448
KKR & Co., Inc.	382,110	44,175,737
Moody's Corp.	103,574	48,233,376
Morgan Stanley	716,347	83,576,204
MSCI, Inc.	99,893	56,489,492
Nasdaq, Inc.	219,049	16,617,057
Raymond James Financial, Inc. (b)	146,512	20,351,982
S&P Global, Inc.	190,464	96,774,758
		544,281,439
Security Description	Shares	Value
CHEMICALS — 0.3%
Ecolab, Inc.	158,870	$40,276,722
Sherwin-Williams Co.	169,895	59,325,635
		99,602,357
COMMERCIAL SERVICES & SUPPLIES — 1.0%
Cintas Corp.	441,283	90,696,895
Copart, Inc. (a)	1,128,042	63,835,897
Republic Services, Inc.	261,126	63,234,272
Rollins, Inc.	210,316	11,363,373
Veralto Corp.	153,297	14,938,793
Waste Management, Inc.	249,049	57,657,334
		301,726,564
COMMUNICATIONS EQUIPMENT — 0.7%
Arista Networks, Inc. (a)	1,328,967	102,968,363
F5, Inc. (a)	34,098	9,079,275
Motorola Solutions, Inc.	214,989	94,124,334
		206,171,972
CONSTRUCTION & ENGINEERING — 0.2%
Quanta Services, Inc.	189,904	48,269,799
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	40,870	19,541,173
Vulcan Materials Co.	105,342	24,576,289
		44,117,462
CONSUMER FINANCE — 0.9%
American Express Co.	714,012	192,104,928
Discover Financial Services	322,934	55,124,834
Synchrony Financial	500,134	26,477,094
		273,706,856
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.8%
Costco Wholesale Corp.	571,070	540,106,584
Walmart, Inc.	3,739,192	328,263,666
		868,370,250
CONTAINERS & PACKAGING — 0.0% (c)
Packaging Corp. of America	57,508	11,387,734
ELECTRIC UTILITIES — 0.8%
Constellation Energy Corp.	402,468	81,149,623
NextEra Energy, Inc.	1,772,522	125,654,085
NRG Energy, Inc.	260,589	24,875,826
PPL Corp.	495,512	17,892,938
		249,572,472
ELECTRICAL EQUIPMENT — 1.2%
AMETEK, Inc.	139,844	24,072,746
Eaton Corp. PLC	508,430	138,206,527
Emerson Electric Co.	493,316	54,087,166
GE Vernova, Inc.	354,960	108,362,189
Generac Holdings, Inc. (a)	47,667	6,037,026
Hubbell, Inc.	69,040	22,846,026
		353,611,680

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Amphenol Corp. Class A	1,555,689	$102,037,641
Trimble, Inc. (a)	138,775	9,110,579
Zebra Technologies Corp. Class A (a)	29,962	8,466,063
		119,614,283
ENTERTAINMENT — 1.9%
Electronic Arts, Inc.	122,041	17,637,365
Live Nation Entertainment, Inc. (a)	201,752	26,344,776
Netflix, Inc. (a)	550,294	513,165,664
TKO Group Holdings, Inc.	85,641	13,086,801
		570,234,606
FINANCIAL SERVICES — 7.5%
Apollo Global Management, Inc.	575,073	78,750,497
Berkshire Hathaway, Inc. Class B (a)	1,155,465	615,377,550
Corpay, Inc. (a)	89,692	31,277,394
Fiserv, Inc. (a)	731,904	161,626,360
Jack Henry & Associates, Inc.	37,676	6,879,637
Mastercard, Inc. Class A	1,047,735	574,284,508
PayPal Holdings, Inc. (a)	852,676	55,637,109
Visa, Inc. Class A	2,217,121	777,012,226
		2,300,845,281
GROUND TRANSPORTATION — 0.8%
CSX Corp.	1,141,214	33,585,928
Old Dominion Freight Line, Inc.	111,545	18,455,120
Uber Technologies, Inc. (a)	2,687,533	195,813,655
		247,854,703
HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
Boston Scientific Corp. (a)	1,896,103	191,278,871
Dexcom, Inc. (a)	216,755	14,802,199
Insulet Corp. (a)	90,247	23,699,765
Intuitive Surgical, Inc. (a)	458,826	227,242,753
ResMed, Inc. (b)	188,951	42,296,681
Stryker Corp.	234,168	87,169,038
		586,489,307
HEALTH CARE PROVIDERS & SERVICES — 0.2%
DaVita, Inc. (a) (b)	56,588	8,656,267
HCA Healthcare, Inc.	135,726	46,900,119
		55,556,386
HEALTH CARE REITs — 0.2%
Welltower, Inc. REIT	423,259	64,847,511
HOTEL & RESORT REITs — 0.0% (c)
Host Hotels & Resorts, Inc. REIT	568,598	8,079,778
HOTELS, RESTAURANTS & LEISURE — 2.5%
Airbnb, Inc. Class A (a)	556,886	66,525,602
Booking Holdings, Inc.	42,596	196,235,938
Carnival Corp. (a)	1,341,165	26,192,952
Chipotle Mexican Grill, Inc. (a)	1,743,669	87,549,620
Darden Restaurants, Inc.	65,179	13,541,589
Security Description	Shares	Value
Domino's Pizza, Inc.	18,639	$8,563,689
DoorDash, Inc. Class A (a)	436,380	79,757,173
Expedia Group, Inc.	158,569	26,655,449
Hilton Worldwide Holdings, Inc.	309,544	70,436,737
Las Vegas Sands Corp.	442,085	17,077,744
Marriott International, Inc. Class A	294,397	70,125,365
Norwegian Cruise Line Holdings Ltd. (a) (b)	567,662	10,762,871
Royal Caribbean Cruises Ltd.	318,540	65,440,858
Wynn Resorts Ltd.	115,232	9,621,872
Yum! Brands, Inc.	147,185	23,161,032
		771,648,491
HOUSEHOLD DURABLES — 0.3%
Garmin Ltd.	197,632	42,911,836
NVR, Inc. (a)	2,410	17,458,980
PulteGroup, Inc.	260,452	26,774,466
		87,145,282
HOUSEHOLD PRODUCTS — 0.1%
Colgate-Palmolive Co.	459,361	43,042,126
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Vistra Corp.	437,719	51,405,719
INSURANCE — 1.8%
Aon PLC Class A	141,910	56,634,862
Arch Capital Group Ltd.	482,300	46,387,614
Arthur J Gallagher & Co.	147,237	50,832,102
Brown & Brown, Inc.	305,310	37,980,564
Cincinnati Financial Corp.	106,981	15,803,233
Erie Indemnity Co. Class A (b)	32,238	13,509,334
Hartford Insurance Group, Inc.	203,508	25,180,045
Marsh & McLennan Cos., Inc.	278,028	67,847,173
Progressive Corp.	753,642	213,288,222
W.R. Berkley Corp.	212,453	15,118,155
Willis Towers Watson PLC	61,628	20,827,183
		563,408,487
INTERACTIVE MEDIA & SERVICES — 12.2%
Alphabet, Inc. Class A	7,504,194	1,160,448,560
Alphabet, Inc. Class C	6,081,873	950,171,019
Meta Platforms, Inc. Class A	2,817,319	1,623,789,979
		3,734,409,558
IT SERVICES — 1.2%
Gartner, Inc. (a)	98,826	41,481,225
GoDaddy, Inc. Class A (a)	181,250	32,650,375
International Business Machines Corp.	1,189,577	295,800,217
		369,931,817
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Mettler-Toledo International, Inc. (a)	11,013	13,005,362
Waters Corp. (a)	35,216	12,979,561
		25,984,923

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
MACHINERY — 2.0%
Caterpillar, Inc.	614,865	$202,782,477
Cummins, Inc.	176,858	55,434,372
Deere & Co.	143,381	67,295,872
Dover Corp.	79,453	13,958,303
Illinois Tool Works, Inc.	140,898	34,944,113
Ingersoll Rand, Inc.	518,298	41,479,389
PACCAR, Inc.	371,060	36,130,112
Parker-Hannifin Corp.	165,665	100,699,470
Pentair PLC	138,708	12,134,176
Westinghouse Air Brake Technologies Corp.	219,800	39,860,730
		604,719,014
MULTI-UTILITIES — 0.1%
Public Service Enterprise Group, Inc.	301,270	24,794,521
OIL, GAS & CONSUMABLE FUELS — 0.8%
Hess Corp.	355,582	56,797,113
ONEOK, Inc.	446,995	44,350,844
Targa Resources Corp.	280,542	56,240,255
Texas Pacific Land Corp.	24,229	32,103,182
Williams Cos., Inc.	815,476	48,732,846
		238,224,240
PHARMACEUTICALS — 2.7%
Eli Lilly & Co.	1,013,661	837,192,756
PROFESSIONAL SERVICES — 0.7%
Automatic Data Processing, Inc.	298,351	91,155,181
Broadridge Financial Solutions, Inc.	66,371	16,092,313
Dayforce, Inc. (a) (b)	203,591	11,875,463
Leidos Holdings, Inc.	87,768	11,843,414
Paychex, Inc.	193,787	29,897,458
Paycom Software, Inc.	60,580	13,235,518
Verisk Analytics, Inc.	80,163	23,858,112
		197,957,459
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	380,263	49,730,795
RESIDENTIAL REITs — 0.2%
AvalonBay Communities, Inc. REIT	80,649	17,308,888
Camden Property Trust REIT	70,284	8,595,733
Essex Property Trust, Inc. REIT	39,864	12,221,106
Mid-America Apartment Communities, Inc. REIT	61,894	10,372,197
UDR, Inc. REIT	174,457	7,880,223
		56,378,147
RETAIL REITs — 0.2%
Simon Property Group, Inc. REIT	394,566	65,529,521
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 15.3%
Applied Materials, Inc.	439,138	63,727,706
Broadcom, Inc.	6,030,314	1,009,655,473
First Solar, Inc. (a)	73,213	9,256,320
Security Description	Shares	Value
KLA Corp.	170,981	$116,232,884
Monolithic Power Systems, Inc.	61,520	35,680,370
NVIDIA Corp.	31,506,588	3,414,684,007
NXP Semiconductors NV	130,780	24,856,047
		4,674,092,807
SOFTWARE — 12.8%
Adobe, Inc. (a)	235,213	90,211,242
ANSYS, Inc. (a)	49,618	15,707,074
Autodesk, Inc. (a)	276,582	72,409,168
Cadence Design Systems, Inc. (a)	194,082	49,360,875
Crowdstrike Holdings, Inc. Class A (a)	316,890	111,729,076
Fair Isaac Corp. (a)	31,408	57,921,377
Fortinet, Inc. (a)	818,429	78,781,976
Gen Digital, Inc.	405,913	10,772,931
Intuit, Inc.	360,098	221,096,571
Microsoft Corp.	4,973,221	1,866,897,431
Oracle Corp.	2,087,021	291,786,406
Palantir Technologies, Inc. Class A (a)	2,637,092	222,570,565
Palo Alto Networks, Inc. (a)	851,788	145,349,104
PTC, Inc. (a)	72,844	11,287,178
Salesforce, Inc.	1,231,183	330,400,270
ServiceNow, Inc. (a)	265,025	210,997,003
Synopsys, Inc. (a)	103,079	44,205,429
Tyler Technologies, Inc. (a)	55,050	32,005,520
Workday, Inc. Class A (a)	129,262	30,186,555
		3,893,675,751
SPECIALIZED REITs — 0.5%
Equinix, Inc. REIT	58,513	47,708,575
Extra Space Storage, Inc. REIT	122,717	18,222,247
Iron Mountain, Inc. REIT	377,910	32,515,376
Public Storage REIT	202,764	60,685,238
		159,131,436
SPECIALTY RETAIL — 1.8%
AutoZone, Inc. (a)	21,597	82,344,610
Home Depot, Inc.	562,304	206,078,793
O'Reilly Automotive, Inc. (a)	73,962	105,956,482
TJX Cos., Inc.	853,266	103,927,799
Tractor Supply Co. (b)	371,118	20,448,602
Williams-Sonoma, Inc.	158,354	25,035,767
		543,792,053
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.6%
Apple, Inc.	8,889,988	1,974,733,035
Dell Technologies, Inc. Class C	186,339	16,984,800
NetApp, Inc.	122,923	10,797,556
Super Micro Computer, Inc. (a) (b)	647,854	22,182,521
		2,024,697,912
TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Deckers Outdoor Corp. (a)	195,271	21,833,251

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Lululemon Athletica, Inc. (a)	66,317	$18,771,690
Ralph Lauren Corp.	51,320	11,328,377
Tapestry, Inc.	266,328	18,752,154
		70,685,472
TOBACCO — 0.8%
Altria Group, Inc.	1,002,976	60,198,619
Philip Morris International, Inc.	1,080,171	171,455,543
		231,654,162
TRADING COMPANIES & DISTRIBUTORS — 0.5%
Fastenal Co.	420,479	32,608,146
United Rentals, Inc.	84,015	52,652,201
WW Grainger, Inc.	57,035	56,340,884
		141,601,231
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
T-Mobile U.S., Inc.	326,967	87,205,369
TOTAL COMMON STOCKS (Cost $25,575,632,907)		30,490,156,872
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (d) (e)	15,262,461	15,262,461
State Street Navigator Securities Lending Portfolio II (f) (g)	17,076,217	17,076,217
TOTAL SHORT-TERM INVESTMENTS (Cost $32,338,678)		32,338,678
TOTAL INVESTMENTS — 100.0% (Cost $25,607,971,585)		30,522,495,550
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (c)		(10,661,996)
NET ASSETS — 100.0%		$30,511,833,554

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$30,490,156,872	$—	$—	$30,490,156,872
Short-Term Investments	32,338,678	—	—	32,338,678
TOTAL INVESTMENTS	$30,522,495,550	$—	$—	$30,522,495,550
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	9,740,165	$9,743,087	$24,815,022	$34,558,110	$403	$(402)	—	$—	$93,845
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	223,109,801	207,847,340	—	—	15,262,461	15,262,461	453,733
State Street Navigator Securities Lending Portfolio II	15,106,095	15,106,095	863,680,697	861,710,575	—	—	17,076,217	17,076,217	39,200
Total		$24,849,182	$1,111,605,520	$1,104,116,025	$403	$(402)		$32,338,678	$586,778
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AIR FREIGHT & LOGISTICS — 1.1%
United Parcel Service, Inc. Class B	663,875	$73,019,611
AUTOMOBILES — 1.3%
Ford Motor Co.	8,726,787	87,529,674
BANKS — 7.8%
Citizens Financial Group, Inc.	1,860,808	76,237,304
Fifth Third Bancorp	1,998,955	78,359,036
Huntington Bancshares, Inc.	5,134,629	77,070,781
KeyCorp	4,995,211	79,873,424
Regions Financial Corp.	3,609,101	78,425,765
Truist Financial Corp.	1,879,078	77,324,059
U.S. Bancorp	1,799,754	75,985,614
		543,275,983
BIOTECHNOLOGY — 1.6%
AbbVie, Inc.	518,577	108,652,253
CAPITAL MARKETS — 3.3%
Franklin Resources, Inc.	4,396,038	84,623,732
Invesco Ltd. (a)	5,009,379	75,992,279
T. Rowe Price Group, Inc.	773,284	71,041,601
		231,657,612
CHEMICALS — 2.2%
Dow, Inc.	2,134,782	74,546,588
LyondellBasell Industries NV Class A	1,141,656	80,372,582
		154,919,170
CONTAINERS & PACKAGING — 2.4%
Amcor PLC	9,048,768	87,773,050
International Paper Co.	1,469,730	78,410,095
		166,183,145
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.0%
AT&T, Inc.	3,887,136	109,928,206
Verizon Communications, Inc.	2,233,539	101,313,329
		211,241,535
ELECTRIC UTILITIES — 12.5%
American Electric Power Co., Inc.	899,494	98,287,709
Duke Energy Corp.	803,896	98,051,195
Edison International	1,500,176	88,390,370
Evergy, Inc.	1,390,308	95,861,737
Eversource Energy	1,568,129	97,396,492
Exelon Corp.	2,242,697	103,343,478
FirstEnergy Corp.	2,252,385	91,041,402
Pinnacle West Capital Corp.	1,030,038	98,111,119
Southern Co.	1,057,898	97,273,721
		867,757,223
FOOD PRODUCTS — 9.2%
Archer-Daniels-Midland Co.	1,748,455	83,943,324
Campbell's Co.	2,265,621	90,443,590
Conagra Brands, Inc.	3,425,737	91,364,406
Security Description	Shares	Value
General Mills, Inc.	1,462,683	$87,453,817
Hormel Foods Corp.	2,859,972	88,487,534
J.M. Smucker Co. (a)	851,522	100,828,720
Kraft Heinz Co.	3,013,194	91,691,493
		634,212,884
HEALTH CARE PROVIDERS & SERVICES — 1.6%
CVS Health Corp.	1,618,968	109,685,082
HEALTH CARE REITs — 2.4%
Alexandria Real Estate Equities, Inc. REIT	869,026	80,393,595
Healthpeak Properties, Inc. REIT	4,239,833	85,729,424
		166,123,019
HOTEL & RESORT REITs — 1.1%
Host Hotels & Resorts, Inc. REIT	5,213,449	74,083,110
HOUSEHOLD PRODUCTS — 1.4%
Kimberly-Clark Corp.	687,806	97,819,769
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 1.4%
AES Corp.	7,613,370	94,558,055
INSURANCE — 2.5%
Principal Financial Group, Inc.	1,079,272	91,058,179
Prudential Financial, Inc.	752,842	84,077,394
		175,135,573
LEISURE PRODUCTS — 1.4%
Hasbro, Inc.	1,538,078	94,576,416
MACHINERY — 1.1%
Stanley Black & Decker, Inc. (a)	1,001,772	77,016,231
MEDIA — 1.2%
Interpublic Group of Cos., Inc.	3,094,497	84,046,539
MULTI-UTILITIES — 4.3%
Consolidated Edison, Inc.	974,763	107,799,040
Dominion Energy, Inc.	1,651,409	92,594,503
WEC Energy Group, Inc.	901,036	98,194,903
		298,588,446
OFFICE REITs — 1.2%
BXP, Inc. REIT	1,200,624	80,669,927
OIL, GAS & CONSUMABLE FUELS — 7.5%
APA Corp.	3,787,092	79,604,674
Chevron Corp.	567,351	94,912,149
Kinder Morgan, Inc.	2,917,626	83,239,870
ONEOK, Inc.	844,861	83,827,108
Phillips 66 Co.	724,709	89,487,067
Williams Cos., Inc.	1,482,596	88,599,937
		519,670,805
PERSONAL CARE PRODUCTS — 1.5%
Kenvue, Inc.	4,250,075	101,916,799
PHARMACEUTICALS — 3.5%
Bristol-Myers Squibb Co.	1,480,080	90,270,079
Pfizer, Inc.	3,385,054	85,777,269

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Viatris, Inc.	7,885,358	$68,681,468
		244,728,816
RESIDENTIAL REITs — 7.0%
Camden Property Trust REIT	798,219	97,622,184
Equity Residential REIT	1,294,006	92,624,949
Essex Property Trust, Inc. REIT	317,808	97,430,399
Mid-America Apartment Communities, Inc. REIT	595,070	99,721,831
UDR, Inc. REIT	2,173,142	98,160,824
		485,560,187
RETAIL REITs — 6.2%
Federal Realty Investment Trust REIT	828,894	81,082,411
Kimco Realty Corp. REIT	3,853,177	81,841,480
Realty Income Corp. REIT	1,625,269	94,281,855
Regency Centers Corp. REIT	1,230,570	90,766,843
Simon Property Group, Inc. REIT	506,840	84,175,987
		432,148,576
SPECIALIZED REITs — 5.5%
Crown Castle, Inc. REIT	998,012	104,022,791
Extra Space Storage, Inc. REIT	580,954	86,265,859
Public Storage REIT	302,208	90,447,832
VICI Properties, Inc. REIT	2,983,622	97,325,750
		378,062,232
SPECIALTY RETAIL — 1.1%
Best Buy Co., Inc.	1,042,310	76,724,439
TOBACCO — 3.1%
Altria Group, Inc.	1,696,758	101,839,415
Philip Morris International, Inc.	693,881	110,139,731
		211,979,146
TOTAL COMMON STOCKS (Cost $6,854,530,247)		6,881,542,257
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (b) (c)	21,284,328	$21,284,328
State Street Navigator Securities Lending Portfolio II (d) (e)	3,285,594	3,285,594
TOTAL SHORT-TERM INVESTMENTS (Cost $24,569,922)		24,569,922
TOTAL INVESTMENTS — 99.8% (Cost $6,879,100,169)		6,906,112,179
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		15,877,623
NET ASSETS — 100.0%		$6,921,989,802
(a)	All or a portion of the shares of the security are on loan at March 31, 2025.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2025.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At March 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	100	06/20/2025	$28,321,658	$28,266,250	$(55,408)
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,881,542,257	$—	$—	$6,881,542,257
Short-Term Investments	24,569,922	—	—	24,569,922
TOTAL INVESTMENTS	$6,906,112,179	$—	$—	$6,906,112,179
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(55,408)	$—	$—	$(55,408)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(55,408)	$—	$—	$(55,408)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	45,229,163	$45,242,732	$63,346,332	$108,589,064	$466	$(466)	—	$—	$456,805
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	396,311,703	375,027,375	—	—	21,284,328	21,284,328	928,461
State Street Navigator Securities Lending Portfolio II	—	—	533,291,605	530,006,011	—	—	3,285,594	3,285,594	14,325
Total		$45,242,732	$992,949,640	$1,013,622,450	$466	$(466)		$24,569,922	$1,399,591
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.6%
Boeing Co. (a)	791,750	$135,032,962
General Dynamics Corp.	267,861	73,013,551
General Electric Co.	668,450	133,790,268
Huntington Ingalls Industries, Inc.	41,106	8,387,268
L3Harris Technologies, Inc.	199,814	41,823,068
Lockheed Martin Corp.	221,129	98,780,536
Northrop Grumman Corp.	143,651	73,550,749
RTX Corp.	604,635	80,089,952
Textron, Inc.	195,237	14,105,873
		658,574,227
AIR FREIGHT & LOGISTICS — 0.7%
CH Robinson Worldwide, Inc.	124,488	12,747,571
Expeditors International of Washington, Inc.	147,283	17,710,781
FedEx Corp.	233,911	57,022,823
United Parcel Service, Inc. Class B	772,007	84,913,050
		172,394,225
AIRLINES — 0.1%
Southwest Airlines Co.	630,923	21,186,394
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	242,217	14,411,912
AUTOMOBILES — 0.4%
Ford Motor Co.	4,114,244	41,265,868
General Motors Co.	1,050,473	49,403,745
		90,669,613
BANKS — 5.3%
Bank of America Corp.	6,989,590	291,675,591
Citigroup, Inc.	1,981,464	140,664,129
Citizens Financial Group, Inc.	463,631	18,994,962
Fifth Third Bancorp	707,354	27,728,277
Huntington Bancshares, Inc.	1,532,774	23,006,938
JPMorgan Chase & Co.	1,269,184	311,330,835
KeyCorp	1,051,479	16,813,149
M&T Bank Corp.	174,991	31,279,641
PNC Financial Services Group, Inc.	417,930	73,459,556
Regions Financial Corp.	958,924	20,837,419
Truist Financial Corp.	1,389,103	57,161,588
U.S. Bancorp	1,646,709	69,524,054
Wells Fargo & Co.	3,471,777	249,238,871
		1,331,715,010
BEVERAGES — 2.5%
Brown-Forman Corp. Class B (b)	191,504	6,499,646
Coca-Cola Co.	4,086,550	292,678,711
Constellation Brands, Inc. Class A	164,662	30,218,770
Keurig Dr. Pepper, Inc.	1,260,316	43,128,014
Molson Coors Beverage Co. Class B	183,860	11,191,558
Security Description	Shares	Value
Monster Beverage Corp. (a)	412,583	$24,144,357
PepsiCo, Inc.	1,447,745	217,074,885
		624,935,941
BIOTECHNOLOGY — 2.3%
AbbVie, Inc.	1,080,424	226,370,437
Amgen, Inc.	323,236	100,704,176
Biogen, Inc. (a)	154,524	21,145,064
Gilead Sciences, Inc.	1,315,520	147,404,016
Incyte Corp. (a)	67,348	4,077,921
Moderna, Inc. (a)	356,220	10,098,837
Regeneron Pharmaceuticals, Inc.	110,945	70,364,647
		580,165,098
BROADLINE RETAIL — 3.2%
Amazon.com, Inc. (a)	4,181,581	795,587,601
eBay, Inc.	166,342	11,266,344
		806,853,945
BUILDING PRODUCTS — 0.5%
A.O. Smith Corp.	125,408	8,196,667
Allegion PLC	42,862	5,591,776
Builders FirstSource, Inc. (a)	58,152	7,265,511
Carrier Global Corp.	443,287	28,104,396
Johnson Controls International PLC	696,860	55,825,454
Masco Corp.	134,033	9,320,655
		114,304,459
CAPITAL MARKETS — 4.6%
Bank of New York Mellon Corp.	348,484	29,227,353
Blackrock, Inc.	153,695	145,469,244
Blackstone, Inc.	772,578	107,990,953
Cboe Global Markets, Inc.	110,424	24,987,847
Charles Schwab Corp.	1,798,829	140,812,334
CME Group, Inc.	380,407	100,918,173
FactSet Research Systems, Inc.	21,904	9,958,434
Franklin Resources, Inc.	325,056	6,257,328
Goldman Sachs Group, Inc.	329,375	179,934,269
Intercontinental Exchange, Inc.	291,140	50,221,650
Invesco Ltd.	472,847	7,173,089
KKR & Co., Inc.	398,208	46,036,827
MarketAxess Holdings, Inc.	39,659	8,580,225
Moody's Corp.	78,845	36,717,328
Morgan Stanley	719,277	83,918,048
Nasdaq, Inc.	257,622	19,543,205
Northern Trust Corp.	209,105	20,628,208
Raymond James Financial, Inc.	73,981	10,276,701
S&P Global, Inc.	176,235	89,545,003
State Street Corp. (c)	304,509	27,262,691
T. Rowe Price Group, Inc.	234,421	21,536,257
		1,166,995,167
CHEMICALS — 2.3%
Air Products & Chemicals, Inc.	234,850	69,261,962
Albemarle Corp. (b)	123,813	8,917,012
CF Industries Holdings, Inc.	183,223	14,318,877

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Corteva, Inc.	724,376	$45,584,982
Dow, Inc.	742,936	25,943,325
DuPont de Nemours, Inc.	440,682	32,910,132
Eastman Chemical Co.	121,822	10,733,736
Ecolab, Inc.	135,575	34,370,974
International Flavors & Fragrances, Inc.	269,739	20,934,444
Linde PLC	502,627	234,043,236
LyondellBasell Industries NV Class A	273,422	19,248,909
Mosaic Co.	334,214	9,027,120
PPG Industries, Inc.	244,765	26,765,053
Sherwin-Williams Co.	105,136	36,712,440
		588,772,202
COMMERCIAL SERVICES & SUPPLIES — 0.2%
Rollins, Inc.	124,256	6,713,552
Veralto Corp.	135,388	13,193,560
Waste Management, Inc.	180,829	41,863,722
		61,770,834
COMMUNICATIONS EQUIPMENT — 1.1%
Cisco Systems, Inc.	4,204,135	259,437,171
F5, Inc. (a)	32,886	8,756,555
Juniper Networks, Inc.	348,213	12,601,829
		280,795,555
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	30,947	14,796,689
Vulcan Materials Co.	52,929	12,348,336
		27,145,025
CONSUMER FINANCE — 0.3%
Capital One Financial Corp.	401,986	72,076,090
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.2%
Dollar General Corp.	231,377	20,344,980
Dollar Tree, Inc. (a)	212,759	15,971,818
Kroger Co.	701,467	47,482,301
Sysco Corp.	517,727	38,850,234
Target Corp.	485,307	50,646,639
Walgreens Boots Alliance, Inc.	755,106	8,434,534
Walmart, Inc.	1,511,109	132,660,259
		314,390,765
CONTAINERS & PACKAGING — 0.4%
Amcor PLC	1,520,671	14,750,509
Avery Dennison Corp.	84,672	15,069,076
Ball Corp.	314,012	16,350,605
International Paper Co.	556,541	29,691,462
Packaging Corp. of America	46,987	9,304,366
Smurfit WestRock PLC	521,307	23,490,093
		108,656,111
DISTRIBUTORS — 0.2%
Genuine Parts Co.	146,328	17,433,518
LKQ Corp.	273,579	11,638,051
Pool Corp.	40,016	12,739,093
		41,810,662
Security Description	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.6%
AT&T, Inc.	7,577,172	$214,282,424
Verizon Communications, Inc.	4,443,717	201,567,003
		415,849,427
ELECTRIC UTILITIES — 2.4%
Alliant Energy Corp.	269,828	17,363,432
American Electric Power Co., Inc.	562,848	61,502,401
Duke Energy Corp.	819,133	99,909,652
Edison International	407,985	24,038,476
Entergy Corp.	452,079	38,648,234
Evergy, Inc.	242,080	16,691,416
Eversource Energy	386,544	24,008,248
Exelon Corp.	1,059,127	48,804,572
FirstEnergy Corp.	539,710	21,815,078
NextEra Energy, Inc.	715,183	50,699,323
PG&E Corp.	2,315,499	39,780,273
Pinnacle West Capital Corp.	119,573	11,389,328
PPL Corp.	372,731	13,459,317
Southern Co.	1,156,572	106,346,795
Xcel Energy, Inc.	605,166	42,839,701
		617,296,246
ELECTRICAL EQUIPMENT — 0.3%
AMETEK, Inc.	129,325	22,262,005
Emerson Electric Co.	192,569	21,113,265
Generac Holdings, Inc. (a)	23,646	2,994,766
Rockwell Automation, Inc.	119,354	30,838,687
		77,208,723
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
CDW Corp.	140,545	22,523,742
Corning, Inc.	812,176	37,181,417
Jabil, Inc.	115,634	15,734,318
Keysight Technologies, Inc. (a)	183,117	27,425,433
TE Connectivity PLC	315,304	44,558,761
Teledyne Technologies, Inc. (a)	49,170	24,472,401
Trimble, Inc. (a)	144,012	9,454,388
Zebra Technologies Corp. Class A (a)	29,836	8,430,460
		189,780,920
ENERGY EQUIPMENT & SERVICES — 0.5%
Baker Hughes Co.	1,045,150	45,934,343
Halliburton Co.	926,831	23,513,702
Schlumberger NV	1,478,734	61,811,081
		131,259,126
ENTERTAINMENT — 1.1%
Electronic Arts, Inc.	151,072	21,832,925
Take-Two Interactive Software, Inc. (a)	173,269	35,910,000
Walt Disney Co.	1,908,918	188,410,207
Warner Bros Discovery, Inc. (a)	2,355,176	25,271,039
		271,424,171

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
FINANCIAL SERVICES — 2.5%
Berkshire Hathaway, Inc. Class B (a)	986,765	$525,531,304
Fidelity National Information Services, Inc.	559,160	41,758,069
Global Payments, Inc.	261,399	25,596,190
Jack Henry & Associates, Inc.	46,165	8,429,729
PayPal Holdings, Inc. (a)	344,598	22,485,019
		623,800,311
FOOD PRODUCTS — 1.3%
Archer-Daniels-Midland Co.	504,467	24,219,461
Bunge Global SA	140,902	10,767,731
Campbell's Co.	206,664	8,250,027
Conagra Brands, Inc.	502,139	13,392,047
General Mills, Inc.	585,057	34,980,558
Hershey Co.	155,899	26,663,406
Hormel Foods Corp.	305,756	9,460,090
J.M. Smucker Co.	111,825	13,241,198
Kellanova	282,964	23,341,700
Kraft Heinz Co.	920,838	28,021,100
Lamb Weston Holdings, Inc.	149,947	7,992,175
McCormick & Co., Inc.	266,554	21,940,060
Mondelez International, Inc. Class A	1,365,469	92,647,072
Tyson Foods, Inc. Class A	300,880	19,199,153
		334,115,778
GAS UTILITIES — 0.1%
Atmos Energy Corp.	167,552	25,900,188
GROUND TRANSPORTATION — 1.1%
CSX Corp.	1,097,623	32,303,045
JB Hunt Transport Services, Inc.	83,925	12,416,704
Norfolk Southern Corp.	239,012	56,609,992
Old Dominion Freight Line, Inc.	106,794	17,669,067
Union Pacific Corp.	637,889	150,694,897
		269,693,705
HEALTH CARE EQUIPMENT & SUPPLIES — 3.0%
Abbott Laboratories	1,830,881	242,866,365
Align Technology, Inc. (a)	74,172	11,782,964
Baxter International, Inc.	537,251	18,390,102
Becton Dickinson & Co.	303,106	69,429,460
Cooper Cos., Inc. (a)	210,663	17,769,424
Dexcom, Inc. (a)	234,310	16,001,030
Edwards Lifesciences Corp. (a)	621,587	45,052,626
GE HealthCare Technologies, Inc.	481,618	38,871,389
Hologic, Inc. (a)	236,875	14,631,769
IDEXX Laboratories, Inc. (a)	86,395	36,281,580
Medtronic PLC	1,353,548	121,629,823
Solventum Corp. (a)	145,482	11,062,451
STERIS PLC	104,003	23,572,280
Stryker Corp.	170,370	63,420,232
Zimmer Biomet Holdings, Inc.	210,014	23,769,385
		754,530,880
Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 4.6%
Cardinal Health, Inc.	255,288	$35,171,028
Cencora, Inc.	182,168	50,659,099
Centene Corp. (a)	523,483	31,780,653
Cigna Group	289,009	95,083,961
CVS Health Corp.	1,330,881	90,167,188
Elevance Health, Inc.	244,822	106,487,777
HCA Healthcare, Inc.	77,391	26,742,460
Henry Schein, Inc. (a)	131,068	8,976,847
Humana, Inc.	127,351	33,697,075
Labcorp Holdings, Inc.	88,018	20,485,309
McKesson Corp.	132,290	89,029,847
Molina Healthcare, Inc. (a)	58,587	19,297,972
Quest Diagnostics, Inc.	117,455	19,873,386
UnitedHealth Group, Inc.	971,459	508,801,651
Universal Health Services, Inc. Class B	61,681	11,589,860
		1,147,844,113
HEALTH CARE REITs — 0.4%
Alexandria Real Estate Equities, Inc. REIT	163,738	15,147,402
Healthpeak Properties, Inc. REIT	735,950	14,880,909
Ventas, Inc. REIT	461,421	31,727,308
Welltower, Inc. REIT	295,817	45,322,123
		107,077,742
HOTEL & RESORT REITs — 0.0% (d)
Host Hotels & Resorts, Inc. REIT	272,239	3,868,516
HOTELS, RESTAURANTS & LEISURE — 1.7%
Caesars Entertainment, Inc. (a)	223,650	5,591,250
Darden Restaurants, Inc.	70,411	14,628,589
Domino's Pizza, Inc.	21,025	9,659,936
McDonald's Corp.	756,466	236,297,285
MGM Resorts International (a)	238,011	7,054,646
Starbucks Corp.	1,199,044	117,614,226
Yum! Brands, Inc.	173,368	27,281,189
		418,127,121
HOUSEHOLD DURABLES — 0.3%
DR Horton, Inc.	299,374	38,059,417
Lennar Corp. Class A	246,505	28,293,844
Mohawk Industries, Inc. (a)	55,256	6,309,130
NVR, Inc. (a)	1,178	8,533,891
		81,196,282
HOUSEHOLD PRODUCTS — 2.2%
Church & Dwight Co., Inc.	259,630	28,582,667
Clorox Co.	130,587	19,228,936
Colgate-Palmolive Co.	482,239	45,185,794
Kimberly-Clark Corp.	351,584	50,002,276
Procter & Gamble Co.	2,475,202	421,823,925
		564,823,598
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (d)
AES Corp.	748,079	9,291,141

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
INDUSTRIAL CONGLOMERATES — 0.9%
3M Co.	573,667	$84,248,736
Honeywell International, Inc.	686,407	145,346,682
		229,595,418
INDUSTRIAL REITs — 0.4%
Prologis, Inc. REIT	978,366	109,371,535
INSURANCE — 2.9%
Aflac, Inc.	522,495	58,096,219
Allstate Corp.	279,717	57,920,999
American International Group, Inc.	626,372	54,456,782
Aon PLC Class A	111,848	44,637,418
Arthur J Gallagher & Co.	147,673	50,982,627
Assurant, Inc.	53,799	11,284,340
Chubb Ltd.	393,374	118,795,014
Cincinnati Financial Corp.	77,346	11,425,551
Everest Group Ltd.	45,356	16,479,195
Globe Life, Inc.	88,329	11,634,696
Hartford Insurance Group, Inc.	137,268	16,984,170
Loews Corp.	186,499	17,141,123
Marsh & McLennan Cos., Inc.	290,298	70,841,421
MetLife, Inc.	612,916	49,211,026
Principal Financial Group, Inc.	222,160	18,743,639
Prudential Financial, Inc.	375,188	41,900,996
Travelers Cos., Inc.	239,137	63,242,171
W.R. Berkley Corp.	142,427	10,135,105
Willis Towers Watson PLC	55,242	18,669,034
		742,581,526
INTERACTIVE MEDIA & SERVICES — 0.0% (d)
Match Group, Inc.	264,230	8,243,976
IT SERVICES — 1.2%
Accenture PLC Class A	660,250	206,024,410
Akamai Technologies, Inc. (a)	158,036	12,721,898
Cognizant Technology Solutions Corp. Class A	522,592	39,978,288
EPAM Systems, Inc. (a)	59,656	10,072,319
VeriSign, Inc. (a)	85,889	21,804,640
		290,601,555
LEISURE PRODUCTS — 0.0% (d)
Hasbro, Inc.	137,959	8,483,099
LIFE SCIENCES TOOLS & SERVICES — 1.9%
Agilent Technologies, Inc.	302,937	35,437,570
Bio-Techne Corp.	167,178	9,801,646
Charles River Laboratories International, Inc. (a)	53,643	8,074,344
Danaher Corp.	675,593	138,496,565
IQVIA Holdings, Inc. (a)	176,598	31,134,227
Mettler-Toledo International, Inc. (a)	13,087	15,454,569
Revvity, Inc.	128,041	13,546,738
Thermo Fisher Scientific, Inc.	403,764	200,912,967
Waters Corp. (a)	33,789	12,453,612
Security Description	Shares	Value
West Pharmaceutical Services, Inc.	76,284	$17,078,462
		482,390,700
MACHINERY — 1.2%
Deere & Co.	150,078	70,439,109
Dover Corp.	79,366	13,943,019
Fortive Corp.	360,184	26,358,265
IDEX Corp.	79,637	14,411,908
Illinois Tool Works, Inc.	167,119	41,447,183
Nordson Corp.	57,219	11,542,217
Otis Worldwide Corp.	418,549	43,194,257
PACCAR, Inc.	248,867	24,232,180
Pentair PLC	60,783	5,317,297
Snap-on, Inc.	55,374	18,661,592
Stanley Black & Decker, Inc.	162,128	12,464,400
Xylem, Inc.	256,252	30,611,864
		312,623,291
MEDIA — 1.0%
Charter Communications, Inc. Class A (a) (b)	101,812	37,520,777
Comcast Corp. Class A	3,981,298	146,909,896
Fox Corp. Class A	232,777	13,175,178
Fox Corp. Class B	138,766	7,314,356
Interpublic Group of Cos., Inc.	391,983	10,646,258
News Corp. Class A	398,628	10,850,654
News Corp. Class B (b)	117,810	3,577,890
Omnicom Group, Inc. (b)	207,412	17,196,529
Paramount Global Class B	626,029	7,487,307
		254,678,845
METALS & MINING — 0.6%
Freeport-McMoRan, Inc.	1,516,962	57,432,181
Newmont Corp.	1,199,873	57,929,869
Nucor Corp.	247,646	29,801,720
Steel Dynamics, Inc.	149,393	18,686,076
		163,849,846
MULTI-UTILITIES — 1.3%
Ameren Corp.	284,907	28,604,663
CenterPoint Energy, Inc.	687,692	24,915,081
CMS Energy Corp.	314,377	23,612,856
Consolidated Edison, Inc.	365,161	40,383,155
Dominion Energy, Inc.	885,340	49,641,014
DTE Energy Co.	218,445	30,204,390
NiSource, Inc.	496,051	19,886,685
Public Service Enterprise Group, Inc.	278,569	22,926,229
Sempra	667,911	47,662,129
WEC Energy Group, Inc.	335,340	36,545,353
		324,381,555
OFFICE REITs — 0.0% (d)
BXP, Inc. REIT	153,173	10,291,694
OIL, GAS & CONSUMABLE FUELS — 6.0%
APA Corp.	389,284	8,182,750
Chevron Corp.	1,764,194	295,132,014

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
ConocoPhillips	1,346,831	$141,444,192
Coterra Energy, Inc.	777,282	22,463,450
Devon Energy Corp.	692,956	25,916,554
Diamondback Energy, Inc.	197,115	31,514,746
EOG Resources, Inc.	593,707	76,136,986
EQT Corp.	629,394	33,628,521
Expand Energy Corp.	221,708	24,680,535
Exxon Mobil Corp.	4,595,024	546,486,204
Kinder Morgan, Inc.	2,038,104	58,147,107
Marathon Petroleum Corp.	333,572	48,598,105
Occidental Petroleum Corp.	712,101	35,149,305
ONEOK, Inc.	287,947	28,570,101
Phillips 66 Co.	435,202	53,738,743
Valero Energy Corp.	333,738	44,076,778
Williams Cos., Inc.	616,839	36,862,299
		1,510,728,390
PERSONAL CARE PRODUCTS — 0.3%
Estee Lauder Cos., Inc. Class A	247,187	16,314,342
Kenvue, Inc.	2,020,685	48,456,026
		64,770,368
PHARMACEUTICALS — 4.1%
Bristol-Myers Squibb Co.	2,142,100	130,646,679
Johnson & Johnson	2,541,453	421,474,566
Merck & Co., Inc.	2,670,253	239,681,909
Pfizer, Inc.	5,982,003	151,583,956
Viatris, Inc.	1,255,782	10,937,861
Zoetis, Inc.	472,686	77,827,750
		1,032,152,721
PROFESSIONAL SERVICES — 0.7%
Automatic Data Processing, Inc.	184,729	56,440,251
Broadridge Financial Solutions, Inc.	68,870	16,698,220
Equifax, Inc.	130,579	31,803,821
Jacobs Solutions, Inc.	130,628	15,791,619
Leidos Holdings, Inc.	67,438	9,100,084
Paychex, Inc.	179,068	27,626,611
Verisk Analytics, Inc.	83,356	24,808,413
		182,269,019
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CoStar Group, Inc. (a)	444,851	35,245,545
RESIDENTIAL REITs — 0.4%
AvalonBay Communities, Inc. REIT	84,038	18,036,235
Camden Property Trust REIT	55,137	6,743,255
Equity Residential REIT	360,278	25,788,699
Essex Property Trust, Inc. REIT	35,305	10,823,454
Invitation Homes, Inc. REIT	599,447	20,890,728
Mid-America Apartment Communities, Inc. REIT	72,427	12,137,317
UDR, Inc. REIT	173,869	7,853,663
		102,273,351
Security Description	Shares	Value
RETAIL REITs — 0.4%
Federal Realty Investment Trust REIT	81,390	$7,961,569
Kimco Realty Corp. REIT	717,262	15,234,645
Realty Income Corp. REIT	922,389	53,507,786
Regency Centers Corp. REIT	171,713	12,665,551
		89,369,551
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.5%
Advanced Micro Devices, Inc. (a)	1,710,618	175,748,893
Analog Devices, Inc.	523,366	105,547,221
Applied Materials, Inc.	497,557	72,205,472
Enphase Energy, Inc. (a)	142,007	8,811,534
First Solar, Inc. (a)	52,811	6,676,895
Intel Corp.	4,570,679	103,800,120
Lam Research Corp.	1,356,418	98,611,589
Microchip Technology, Inc.	566,048	27,402,384
Micron Technology, Inc.	1,176,089	102,190,373
NXP Semiconductors NV	160,649	30,532,949
ON Semiconductor Corp. (a)	449,281	18,281,244
QUALCOMM, Inc.	1,167,471	179,335,220
Skyworks Solutions, Inc.	169,668	10,965,643
Teradyne, Inc.	171,795	14,190,267
Texas Instruments, Inc.	961,595	172,798,622
		1,127,098,426
SOFTWARE — 6.8%
Adobe, Inc. (a)	266,513	102,215,731
ANSYS, Inc. (a)	51,650	16,350,324
Cadence Design Systems, Inc. (a)	130,022	33,068,495
Gen Digital, Inc.	239,502	6,356,383
Microsoft Corp.	3,766,658	1,413,965,747
PTC, Inc. (a)	67,052	10,389,707
Roper Technologies, Inc.	113,164	66,719,231
Synopsys, Inc. (a)	78,324	33,589,248
Workday, Inc. Class A (a)	119,719	27,957,978
		1,710,612,844
SPECIALIZED REITs — 1.4%
American Tower Corp. REIT	493,264	107,334,247
Crown Castle, Inc. REIT	458,006	47,737,965
Digital Realty Trust, Inc. REIT	334,021	47,861,869
Equinix, Inc. REIT	54,459	44,403,146
Extra Space Storage, Inc. REIT	122,961	18,258,479
SBA Communications Corp. REIT	113,523	24,976,195
VICI Properties, Inc. REIT	1,111,313	36,251,030
Weyerhaeuser Co. REIT	766,687	22,448,595
		349,271,526
SPECIALTY RETAIL — 2.1%
Best Buy Co., Inc.	205,621	15,135,762
CarMax, Inc. (a)	163,092	12,708,129
Home Depot, Inc.	587,223	215,211,357
Lowe's Cos., Inc.	596,027	139,011,377
Ross Stores, Inc.	349,537	44,667,333

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
TJX Cos., Inc.	487,185	$59,339,133
Tractor Supply Co.	260,934	14,377,464
Ulta Beauty, Inc. (a)	49,558	18,164,989
		518,615,544
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 8.0%
Apple, Inc.	8,562,883	1,902,073,201
Dell Technologies, Inc. Class C	174,528	15,908,227
Hewlett Packard Enterprise Co.	1,386,407	21,392,260
HP, Inc.	989,945	27,411,577
NetApp, Inc.	114,326	10,042,396
Seagate Technology Holdings PLC	222,685	18,917,091
Western Digital Corp. (a)	367,150	14,843,874
		2,010,588,626
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Lululemon Athletica, Inc. (a)	64,290	18,197,927
NIKE, Inc. Class B	1,246,903	79,153,403
		97,351,330
TOBACCO — 0.7%
Altria Group, Inc.	964,527	57,890,910
Philip Morris International, Inc.	755,009	119,842,579
		177,733,489
TRADING COMPANIES & DISTRIBUTORS — 0.1%
Fastenal Co.	259,916	20,156,486
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	205,634	30,335,128
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
T-Mobile U.S., Inc.	237,917	63,454,843
TOTAL COMMON STOCKS (Cost $24,326,164,970)		25,179,831,450
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (e) (f)	23,292,688	$23,292,688
State Street Navigator Securities Lending Portfolio II (c) (g)	7,068,129	7,068,129
TOTAL SHORT-TERM INVESTMENTS (Cost $30,360,817)		30,360,817
TOTAL INVESTMENTS — 99.9% (Cost $24,356,525,787)		25,210,192,267
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		13,234,403
NET ASSETS — 100.0%		$25,223,426,670
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2025.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$25,179,831,450	$—	$—	$25,179,831,450
Short-Term Investments	30,360,817	—	—	30,360,817
TOTAL INVESTMENTS	$25,210,192,267	$—	$—	$25,210,192,267
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Corp.	331,581	$24,536,994	$13,272,442	$16,554,589	$1,561,255	$4,446,589	304,509	$27,262,691	$725,484
State Street Institutional Liquid Reserves Fund, Premier Class	20,686,220	20,692,426	88,844,655	109,537,081	656	(656)	—	—	165,562
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	556,697,985	533,405,297	—	—	23,292,688	23,292,688	710,041
State Street Navigator Securities Lending Portfolio II	57,581,983	57,581,983	708,113,844	758,627,698	—	—	7,068,129	7,068,129	54,429
Total		$102,811,403	$1,366,928,926	$1,418,124,665	$1,561,911	$4,445,933		$57,623,508	$1,655,516
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.5%
AAR Corp. (a)	304,623	$17,055,842
AeroVironment, Inc. (a)	242,901	28,951,370
Kratos Defense & Security Solutions, Inc. (a) (b)	1,324,569	39,326,454
Mercury Systems, Inc. (a) (b)	437,973	18,872,257
Moog, Inc. Class A	245,632	42,580,307
National Presto Industries, Inc.	45,413	3,992,257
Triumph Group, Inc. (a)	668,078	16,929,096
		167,707,583
AIR FREIGHT & LOGISTICS — 0.2%
Forward Air Corp. (a) (b)	178,677	3,589,621
Hub Group, Inc. Class A	524,374	19,490,981
		23,080,602
AIRLINES — 0.5%
Allegiant Travel Co. (b)	129,077	6,666,827
JetBlue Airways Corp. (a) (b)	2,642,977	12,739,149
SkyWest, Inc. (a)	349,783	30,560,541
Sun Country Airlines Holdings, Inc. (a)	348,224	4,290,120
		54,256,637
AUTO COMPONENTS — 1.8%
Adient PLC (a)	723,373	9,302,577
American Axle & Manufacturing Holdings, Inc. (a) (b)	1,009,438	4,108,413
BorgWarner, Inc.	1,894,531	54,278,313
Dana, Inc.	1,113,514	14,843,141
Dorman Products, Inc. (a)	234,650	28,284,711
Fox Factory Holding Corp. (a)	359,073	8,380,764
Gentherm, Inc. (a)	273,077	7,302,079
LCI Industries (b)	219,754	19,213,092
Patrick Industries, Inc. (b)	290,139	24,534,154
Phinia, Inc. (b)	352,190	14,943,422
Standard Motor Products, Inc. (b)	179,923	4,485,480
XPEL, Inc. (a) (b)	195,029	5,729,952
		195,406,098
AUTOMOBILES — 0.1%
Winnebago Industries, Inc. (b)	244,646	8,430,501
BANKS — 9.1%
Ameris Bancorp	560,786	32,284,450
Atlantic Union Bankshares Corp. (b)	1,127,128	35,098,766
Axos Financial, Inc. (a)	470,529	30,358,531
Banc of California, Inc.	1,188,813	16,869,257
BancFirst Corp.	172,082	18,906,649
Bancorp, Inc. (a) (b)	411,985	21,769,288
Bank of Hawaii Corp.	343,234	23,672,849
BankUnited, Inc.	645,388	22,227,163
Banner Corp.	297,497	18,971,384
Berkshire Hills Bancorp, Inc.	393,123	10,256,579
Brookline Bancorp, Inc.	786,889	8,577,090
Security Description	Shares	Value
Capitol Federal Financial, Inc.	1,076,195	$6,026,692
Cathay General Bancorp	617,762	26,582,299
Central Pacific Financial Corp.	237,390	6,419,026
City Holding Co. (b)	126,858	14,902,009
Community Financial System, Inc.	454,834	25,861,861
Customers Bancorp, Inc. (a)	251,409	12,620,732
CVB Financial Corp.	1,133,640	20,926,994
Dime Community Bancshares, Inc.	346,291	9,654,593
Eagle Bancorp, Inc.	269,826	5,666,346
FB Financial Corp.	301,978	13,999,700
First BanCorp	1,406,308	26,958,924
First Bancorp/Southern Pines NC	356,771	14,320,788
First Commonwealth Financial Corp.	875,057	13,598,386
First Financial Bancorp	824,436	20,594,411
First Hawaiian, Inc.	1,091,828	26,684,276
Fulton Financial Corp.	1,572,781	28,451,608
Hanmi Financial Corp.	262,718	5,953,190
Heritage Financial Corp.	299,370	7,283,672
Hilltop Holdings, Inc.	397,144	12,093,035
Hope Bancorp, Inc.	1,041,079	10,900,097
Independent Bank Corp.	366,882	22,985,157
Lakeland Financial Corp.	220,061	13,080,426
National Bank Holdings Corp. Class A	333,693	12,770,431
NBT Bancorp, Inc.	407,104	17,464,762
Northwest Bancshares, Inc.	1,099,863	13,220,353
OFG Bancorp	396,104	15,852,082
Pacific Premier Bancorp, Inc.	832,467	17,748,197
Park National Corp.	125,521	19,003,879
Pathward Financial, Inc.	205,716	15,006,982
Preferred Bank	105,646	8,838,344
Provident Financial Services, Inc.	1,126,461	19,341,335
Renasant Corp. (b)	796,769	27,034,372
S&T Bancorp, Inc.	329,915	12,223,351
Seacoast Banking Corp. of Florida	732,098	18,836,882
ServisFirst Bancshares, Inc.	435,221	35,949,255
Simmons First National Corp. Class A	1,084,889	22,272,771
Southside Bancshares, Inc.	250,495	7,254,335
Stellar Bancorp, Inc.	409,984	11,340,158
Tompkins Financial Corp.	109,971	6,925,974
Triumph Financial, Inc. (a) (b)	189,436	10,949,401
TrustCo Bank Corp.	163,436	4,981,529
Trustmark Corp.	526,596	18,162,296
United Community Banks, Inc.	1,035,531	29,129,487
Veritex Holdings, Inc.	477,130	11,913,936
WaFd, Inc.	703,988	20,119,977
Westamerica BanCorp	230,287	11,659,431
WSFS Financial Corp.	506,597	26,277,186
		998,832,934

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
BEVERAGES — 0.1%
MGP Ingredients, Inc.	126,188	$3,707,403
National Beverage Corp.	201,546	8,372,221
		12,079,624
BIOTECHNOLOGY — 2.8%
ACADIA Pharmaceuticals, Inc. (a)	1,062,853	17,653,988
ADMA Biologics, Inc. (a)	2,048,701	40,646,228
Alkermes PLC (a)	1,408,949	46,523,496
Arcus Biosciences, Inc. (a)	599,391	4,705,219
Arrowhead Pharmaceuticals, Inc. (a) (b)	1,088,210	13,863,795
Catalyst Pharmaceuticals, Inc. (a)	968,030	23,474,728
Dynavax Technologies Corp. (a) (b)	1,054,753	13,680,146
Krystal Biotech, Inc. (a)	219,435	39,564,130
Myriad Genetics, Inc. (a)	805,780	7,147,269
Protagonist Therapeutics, Inc. (a)	514,684	24,890,118
TG Therapeutics, Inc. (a) (b)	1,156,423	45,597,759
Tobira Therapeutics, Inc. CVR (a)	740	3,352
Vericel Corp. (a)	426,143	19,014,501
Vir Biotechnology, Inc. (a) (b)	818,479	5,303,744
Xencor, Inc. (a)	618,762	6,583,628
		308,652,101
BROADLINE RETAIL — 0.5%
Etsy, Inc. (a) (b)	974,783	45,990,262
Kohl's Corp. (b)	958,751	7,842,583
		53,832,845
BUILDING PRODUCTS — 2.6%
American Woodmark Corp. (a)	129,618	7,625,427
Apogee Enterprises, Inc.	189,145	8,763,088
Armstrong World Industries, Inc.	377,622	53,199,387
AZZ, Inc. (b)	257,992	21,570,711
CSW Industrials, Inc. (b)	145,421	42,393,130
Gibraltar Industries, Inc. (a)	261,880	15,361,881
Griffon Corp.	340,673	24,358,120
Hayward Holdings, Inc. (a)	1,227,119	17,081,496
Insteel Industries, Inc. (b)	172,403	4,534,199
Masterbrand, Inc. (a) (b)	1,096,722	14,323,189
Quanex Building Products Corp. (b)	416,144	7,736,117
Resideo Technologies, Inc. (a)	1,269,047	22,462,132
Zurn Elkay Water Solutions Corp. (b)	1,237,925	40,826,767
		280,235,644
CAPITAL MARKETS — 2.7%
Acadian Asset Management, Inc.	240,253	6,212,943
Security Description	Shares	Value
Artisan Partners Asset Management, Inc. Class A (b)	605,062	$23,657,924
BGC Group, Inc. Class A	3,246,602	29,771,340
Cohen & Steers, Inc. (b)	231,247	18,557,572
Donnelley Financial Solutions, Inc. (a) (b)	228,870	10,003,908
Moelis & Co. Class A	611,813	35,705,407
Piper Sandler Cos.	139,588	34,570,364
PJT Partners, Inc. Class A (b)	205,632	28,352,540
StepStone Group, Inc. Class A	572,369	29,894,833
StoneX Group, Inc. (a)	371,597	28,382,579
Virtu Financial, Inc. Class A	700,946	26,720,061
Virtus Investment Partners, Inc.	56,828	9,794,874
WisdomTree, Inc. (b)	1,008,602	8,996,730
		290,621,075
CHEMICALS — 3.3%
AdvanSix, Inc.	236,745	5,362,274
Balchem Corp.	281,626	46,749,916
Celanese Corp.	947,079	53,765,675
Chemours Co. (b)	1,289,707	17,449,736
Element Solutions, Inc.	1,930,320	43,644,535
FMC Corp. (b)	1,081,754	45,639,201
Hawkins, Inc.	164,334	17,406,257
HB Fuller Co.	472,175	26,498,461
Ingevity Corp. (a) (b)	313,511	12,411,901
Innospec, Inc.	215,360	20,405,360
Koppers Holdings, Inc. (b)	174,153	4,876,284
Minerals Technologies, Inc.	275,208	17,494,973
Quaker Chemical Corp. (b)	118,189	14,609,342
Sensient Technologies Corp.	367,499	27,352,951
Stepan Co.	182,233	10,030,104
		363,696,970
COMMERCIAL SERVICES & SUPPLIES — 2.2%
ABM Industries, Inc.	537,179	25,440,797
Brady Corp. Class A	381,935	26,979,888
CoreCivic, Inc. (a)	948,338	19,241,778
Deluxe Corp. (b)	379,808	6,004,764
Enviri Corp. (a) (b)	715,061	4,755,156
GEO Group, Inc. (a) (b)	1,180,198	34,473,584
Healthcare Services Group, Inc. (a)	647,508	6,526,881
HNI Corp. (b)	412,658	18,301,382
Interface, Inc.	502,525	9,970,096
Liquidity Services, Inc. (a) (b)	194,801	6,040,779
Matthews International Corp. Class A (b)	272,316	6,056,308
MillerKnoll, Inc. (b)	587,684	11,248,272
OPENLANE, Inc. (a)	922,296	17,781,867
Pitney Bowes, Inc.	1,363,392	12,338,698
Pursuit Attractions & Hospitality, Inc. (a) (b)	188,929	6,686,197
UniFirst Corp.	130,152	22,646,448
Vestis Corp. (b)	987,913	9,780,339
		244,273,234

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMUNICATIONS EQUIPMENT — 0.9%
Calix, Inc. (a)	509,406	$18,053,348
Digi International, Inc. (a) (b)	324,342	9,026,438
Extreme Networks, Inc. (a)	1,145,790	15,158,802
Harmonic, Inc. (a)	1,008,955	9,675,878
NetScout Systems, Inc. (a)	618,983	13,004,833
Viasat, Inc. (a) (b)	732,776	7,635,526
Viavi Solutions, Inc. (a)	1,917,926	21,461,592
		94,016,417
CONSTRUCTION & ENGINEERING — 1.6%
Arcosa, Inc.	422,838	32,609,266
Dycom Industries, Inc. (a)	252,905	38,527,548
Everus Construction Group, Inc. (a) (b)	439,986	16,319,081
Granite Construction, Inc. (b)	376,605	28,396,017
MYR Group, Inc. (a)	139,151	15,736,586
WillScot Holdings Corp. (b)	1,600,846	44,503,519
		176,092,017
CONSUMER FINANCE — 0.8%
Bread Financial Holdings, Inc.	423,842	21,226,007
Encore Capital Group, Inc. (a) (b)	206,520	7,079,506
Enova International, Inc. (a)	222,877	21,521,003
EZCORP, Inc. Class A (a)	460,864	6,783,918
Navient Corp. (b)	638,862	8,068,827
PRA Group, Inc. (a)	339,296	6,996,283
PROG Holdings, Inc.	358,010	9,523,066
World Acceptance Corp. (a)	28,272	3,577,822
		84,776,432
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.7%
Andersons, Inc.	277,029	11,892,855
Chefs' Warehouse, Inc. (a) (b)	304,250	16,569,455
Grocery Outlet Holding Corp. (a) (b)	837,358	11,706,265
PriceSmart, Inc.	214,199	18,817,382
SpartanNash Co.	300,906	6,096,356
United Natural Foods, Inc. (a)	516,875	14,157,206
		79,239,519
CONTAINERS & PACKAGING — 0.5%
O-I Glass, Inc. (a)	1,329,522	15,249,618
Sealed Air Corp. (b)	1,262,807	36,495,122
		51,744,740
DIVERSIFIED CONSUMER SERVICES — 1.3%
Adtalem Global Education, Inc. (a)	323,085	32,515,274
Frontdoor, Inc. (a)	654,775	25,156,456
Mister Car Wash, Inc. (a) (b)	804,029	6,343,789
Perdoceo Education Corp.	532,771	13,415,174
Strategic Education, Inc.	209,924	17,625,219
Stride, Inc. (a) (b)	370,641	46,886,086
		141,941,998
DIVERSIFIED REITs — 0.8%
Alexander & Baldwin, Inc. REIT	626,198	10,789,392
Security Description	Shares	Value
American Assets Trust, Inc. REIT	406,672	$8,190,374
Armada Hoffler Properties, Inc. REIT	698,524	5,245,915
Essential Properties Realty Trust, Inc. REIT (b)	1,626,090	53,075,578
Global Net Lease, Inc. REIT	1,708,463	13,736,042
		91,037,301
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
Cogent Communications Holdings, Inc. (b)	364,591	22,353,074
Lumen Technologies, Inc. (a)	8,794,085	34,472,813
Shenandoah Telecommunications Co. (b)	410,973	5,165,931
		61,991,818
ELECTRIC UTILITIES — 0.5%
MGE Energy, Inc. (b)	314,106	29,199,294
Otter Tail Corp. (b)	361,309	29,038,404
		58,237,698
ELECTRICAL EQUIPMENT — 0.3%
Powell Industries, Inc. (b)	81,178	13,827,049
Sunrun, Inc. (a) (b)	1,935,006	11,339,135
Vicor Corp. (a)	198,630	9,291,911
		34,458,095
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.3%
Advanced Energy Industries, Inc.	326,707	31,138,444
Arlo Technologies, Inc. (a)	864,589	8,533,493
Badger Meter, Inc.	254,829	48,481,217
Benchmark Electronics, Inc. (b)	310,500	11,808,315
CTS Corp.	259,703	10,790,660
ePlus, Inc. (a)	227,279	13,870,837
Insight Enterprises, Inc. (a) (b)	236,879	35,529,481
Itron, Inc. (a)	390,730	40,932,875
Knowles Corp. (a)	755,986	11,490,987
OSI Systems, Inc. (a) (b)	134,972	26,230,459
PC Connection, Inc.	106,304	6,635,496
Plexus Corp. (a)	233,613	29,932,834
Rogers Corp. (a)	146,401	9,886,460
Sanmina Corp. (a)	470,884	35,871,943
ScanSource, Inc. (a)	185,720	6,316,337
TTM Technologies, Inc. (a)	880,246	18,053,845
Vishay Intertechnology, Inc. (b)	969,623	15,417,006
		360,920,689
ENERGY EQUIPMENT & SERVICES — 2.0%
Archrock, Inc.	1,517,999	39,832,294
Atlas Energy Solutions, Inc. (b)	619,304	11,048,383
Bristow Group, Inc. (a)	218,394	6,896,883
Cactus, Inc. Class A	575,675	26,383,185
Core Laboratories, Inc. (b)	415,424	6,227,206
Helix Energy Solutions Group, Inc. (a)	1,232,495	10,242,033
Helmerich & Payne, Inc. (b)	858,037	22,411,926

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Innovex International, Inc. (a) (b)	335,893	$6,032,638
Liberty Energy, Inc.	1,397,888	22,128,567
Oceaneering International, Inc. (a) (b)	872,312	19,025,125
Patterson-UTI Energy, Inc. (b)	3,036,589	24,960,762
ProPetro Holding Corp. (a) (b)	699,827	5,143,728
RPC, Inc. (b)	742,016	4,081,088
Tidewater, Inc. (a) (b)	415,506	17,563,439
		221,977,257
ENTERTAINMENT — 0.5%
Cinemark Holdings, Inc. (b)	922,139	22,952,040
Madison Square Garden Sports Corp. (a)	145,388	28,309,951
		51,261,991
FINANCIAL SERVICES — 2.7%
EVERTEC, Inc.	549,173	20,193,091
HA Sustainable Infrastructure Capital, Inc. (b)	1,031,934	30,173,750
Jackson Financial, Inc. Class A	639,862	53,607,638
Mr. Cooper Group, Inc. (a)	551,022	65,902,231
NCR Atleos Corp. (a)	625,596	16,503,222
NMI Holdings, Inc. (a)	677,433	24,421,460
Payoneer Global, Inc. (a)	2,215,876	16,198,054
Radian Group, Inc.	1,257,173	41,574,711
Walker & Dunlop, Inc.	276,985	23,643,440
		292,217,597
FOOD PRODUCTS — 1.4%
B&G Foods, Inc. (b)	705,836	4,849,093
Cal-Maine Foods, Inc.	352,941	32,082,337
Fresh Del Monte Produce, Inc.	289,116	8,913,446
Freshpet, Inc. (a) (b)	420,706	34,990,118
J&J Snack Foods Corp. (b)	134,527	17,719,896
John B Sanfilippo & Son, Inc.	79,405	5,626,638
Simply Good Foods Co. (a)	794,021	27,385,784
Tootsie Roll Industries, Inc. (b)	152,404	4,797,667
TreeHouse Foods, Inc. (a) (b)	389,472	10,550,797
WK Kellogg Co. (b)	571,479	11,389,577
		158,305,353
GAS UTILITIES — 0.6%
Chesapeake Utilities Corp.	196,747	25,268,217
MDU Resources Group, Inc. (b)	1,768,746	29,909,495
Northwest Natural Holding Co.	346,226	14,790,775
		69,968,487
GROUND TRANSPORTATION — 0.7%
ArcBest Corp.	200,947	14,182,839
Heartland Express, Inc.	387,220	3,570,168
Hertz Global Holdings, Inc. (a) (b)	1,085,891	4,278,411
Marten Transport Ltd.	497,694	6,828,362
RXO, Inc. (a) (b)	1,220,861	23,318,445
Security Description	Shares	Value
Schneider National, Inc. Class B (b)	404,982	$9,253,839
Werner Enterprises, Inc. (b)	533,673	15,636,619
		77,068,683
HEALTH CARE EQUIPMENT & SUPPLIES — 4.0%
Artivion, Inc. (a) (b)	333,896	8,207,164
Avanos Medical, Inc. (a)	410,179	5,877,865
CONMED Corp. (b)	266,538	16,096,230
Embecta Corp.	510,993	6,515,161
Enovis Corp. (a) (b)	494,965	18,912,613
Glaukos Corp. (a) (b)	477,711	47,016,317
ICU Medical, Inc. (a)	212,259	29,474,285
Inspire Medical Systems, Inc. (a) (b)	257,148	40,958,533
Integer Holdings Corp. (a) (b)	290,885	34,327,339
Integra LifeSciences Holdings Corp. (a) (b)	572,372	12,586,460
LeMaitre Vascular, Inc. (b)	176,514	14,809,524
Merit Medical Systems, Inc. (a) (b)	504,883	53,371,182
Neogen Corp. (a) (b)	1,703,413	14,768,591
Omnicell, Inc. (a)	399,569	13,968,932
QuidelOrtho Corp. (a)	569,044	19,899,469
STAAR Surgical Co. (a) (b)	424,088	7,476,671
Tandem Diabetes Care, Inc. (a) (b)	566,311	10,850,519
Teleflex, Inc.	402,325	55,597,292
TransMedics Group, Inc. (a) (b)	289,716	19,492,092
UFP Technologies, Inc. (a) (b)	62,858	12,679,087
		442,885,326
HEALTH CARE PROVIDERS & SERVICES — 2.3%
AdaptHealth Corp. (a)	915,355	9,922,448
Addus HomeCare Corp. (a)	154,706	15,298,876
AMN Healthcare Services, Inc. (a) (b)	327,837	8,018,893
Astrana Health, Inc. (a) (b)	358,391	11,113,705
Concentra Group Holdings Parent, Inc.	934,450	20,277,565
CorVel Corp. (a)	235,073	26,321,124
National HealthCare Corp.	106,429	9,876,611
NeoGenomics, Inc. (a)	1,106,598	10,501,615
OmniAb, Inc. (a) (c)	84,362	—
Owens & Minor, Inc. (a)	653,152	5,897,963
Patterson Cos., Inc.	678,194	21,186,781
Pediatrix Medical Group, Inc. (a)	728,582	10,557,153
Premier, Inc. Class A (b)	787,775	15,188,302
Privia Health Group, Inc. (a)	891,025	20,003,511
Progyny, Inc. (a)	639,094	14,277,360
RadNet, Inc. (a) (b)	562,668	27,975,853
Select Medical Holdings Corp.	901,546	15,055,818
U.S. Physical Therapy, Inc.	130,119	9,415,411
		250,888,989
HEALTH CARE REITs — 0.9%
CareTrust REIT, Inc.	1,626,102	46,473,995

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
LTC Properties, Inc. REIT	390,434	$13,840,885
Medical Properties Trust, Inc. REIT (b)	5,207,778	31,402,901
Universal Health Realty Income Trust REIT	113,988	4,668,949
		96,386,730
HEALTH CARE TECHNOLOGY — 0.3%
Certara, Inc. (a) (b)	943,527	9,340,917
HealthStream, Inc.	206,769	6,653,826
Schrodinger, Inc. (a) (b)	477,733	9,430,450
Simulations Plus, Inc. (b)	145,792	3,574,820
		29,000,013
HOTEL & RESORT REITs — 1.2%
Apple Hospitality REIT, Inc.	1,926,957	24,877,015
DiamondRock Hospitality Co. REIT	1,790,941	13,826,065
Pebblebrook Hotel Trust REIT (b)	1,031,881	10,452,955
Ryman Hospitality Properties, Inc. REIT (b)	519,019	47,459,097
Summit Hotel Properties, Inc. REIT	966,917	5,231,021
Sunstone Hotel Investors, Inc. REIT	1,733,822	16,315,265
Xenia Hotels & Resorts, Inc. REIT	877,778	10,322,669
		128,484,087
HOTELS, RESTAURANTS & LEISURE — 2.0%
BJ's Restaurants, Inc. (a) (b)	195,995	6,714,789
Bloomin' Brands, Inc. (b)	666,442	4,778,389
Brinker International, Inc. (a)	384,683	57,337,001
Cheesecake Factory, Inc. (b)	405,405	19,727,007
Cracker Barrel Old Country Store, Inc. (b)	196,637	7,633,448
Dave & Buster's Entertainment, Inc. (a) (b)	264,666	4,650,182
Golden Entertainment, Inc.	183,353	4,838,686
Jack in the Box, Inc. (b)	161,978	4,404,182
Monarch Casino & Resort, Inc.	112,242	8,726,816
Papa John's International, Inc. (b)	281,529	11,565,211
Penn Entertainment, Inc. (a) (b)	1,291,904	21,070,954
Sabre Corp. (a)	3,326,889	9,348,558
Shake Shack, Inc. Class A (a)	347,020	30,596,754
Six Flags Entertainment Corp.	808,981	28,856,352
		220,248,329
HOUSEHOLD DURABLES — 3.0%
Cavco Industries, Inc. (a)	69,538	36,134,031
Century Communities, Inc.	235,124	15,776,820
Champion Homes, Inc. (a)	456,609	43,268,269
Dream Finders Homes, Inc. Class A (a) (b)	243,435	5,491,894
Ethan Allen Interiors, Inc. (b)	200,110	5,543,047
Green Brick Partners, Inc. (a)	264,978	15,450,867
Security Description	Shares	Value
Helen of Troy Ltd. (a) (b)	196,997	$10,537,369
Installed Building Products, Inc. (b)	201,349	34,523,300
La-Z-Boy, Inc. (b)	357,887	13,989,803
Leggett & Platt, Inc. (b)	1,158,240	9,161,678
LGI Homes, Inc. (a) (b)	178,414	11,859,179
M/I Homes, Inc. (a)	236,036	26,950,590
Meritage Homes Corp.	627,078	44,447,289
Newell Brands, Inc. (b)	3,592,223	22,271,783
Sonos, Inc. (a)	1,026,944	10,957,492
Tri Pointe Homes, Inc. (a)	808,215	25,798,223
		332,161,634
HOUSEHOLD PRODUCTS — 0.6%
Central Garden & Pet Co. (a) (b)	78,758	2,887,268
Central Garden & Pet Co. Class A (a)	435,917	14,267,564
Energizer Holdings, Inc.	566,948	16,963,084
WD-40 Co.	117,041	28,558,004
		62,675,920
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.3%
Clearway Energy, Inc. Class A	301,829	8,590,053
Clearway Energy, Inc. Class C	715,170	21,648,196
		30,238,249
INDUSTRIAL REITs — 0.8%
Innovative Industrial Properties, Inc. REIT (b)	244,506	13,225,329
LXP Industrial Trust REIT	2,553,558	22,088,277
Terreno Realty Corp. REIT (b)	864,399	54,647,305
		89,960,911
INSURANCE — 2.7%
AMERISAFE, Inc.	163,968	8,616,519
Assured Guaranty Ltd.	414,697	36,534,806
Employers Holdings, Inc.	213,030	10,787,839
Genworth Financial, Inc. (a)	3,687,902	26,147,225
Goosehead Insurance, Inc. Class A (b)	211,687	24,991,767
HCI Group, Inc. (b)	73,162	10,917,965
Horace Mann Educators Corp.	351,625	15,024,936
Lincoln National Corp.	1,475,818	52,996,624
Mercury General Corp.	229,328	12,819,435
Palomar Holdings, Inc. (a)	230,008	31,529,497
ProAssurance Corp. (a)	440,958	10,296,369
Safety Insurance Group, Inc.	127,881	10,087,253
SiriusPoint Ltd. (a)	795,757	13,758,639
Stewart Information Services Corp. (b)	239,666	17,100,169
Trupanion, Inc. (a) (b)	288,390	10,748,295
United Fire Group, Inc.	182,899	5,388,205
		297,745,543
INTERACTIVE MEDIA & SERVICES — 1.1%
Cargurus, Inc. (a)	759,452	22,122,837

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Cars.com, Inc. (a)	523,951	$5,904,928
IAC, Inc. (a)	614,379	28,224,571
QuinStreet, Inc. (a)	496,189	8,852,012
Shutterstock, Inc.	214,151	3,989,633
TripAdvisor, Inc. (a) (b)	949,758	13,458,071
Yelp, Inc. (a)	568,228	21,041,483
Ziff Davis, Inc. (a) (b)	368,818	13,860,180
		117,453,715
IT SERVICES — 0.5%
DigitalOcean Holdings, Inc. (a) (b)	549,706	18,354,683
DXC Technology Co. (a)	1,563,680	26,660,744
Grid Dynamics Holdings, Inc. (a)	531,387	8,316,207
		53,331,634
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Acushnet Holdings Corp. (b)	236,088	16,209,802
Sturm Ruger & Co., Inc.	147,730	5,804,312
Topgolf Callaway Brands Corp. (a) (b)	1,218,971	8,033,019
		30,047,133
LIFE SCIENCES TOOLS & SERVICES — 0.3%
Azenta, Inc. (a) (b)	394,266	13,657,374
BioLife Solutions, Inc. (a)	311,103	7,105,592
Cytek Biosciences, Inc. (a)	920,156	3,689,826
Fortrea Holdings, Inc. (a)	795,525	6,006,214
Mesa Laboratories, Inc. (b)	46,692	5,540,473
		35,999,479
MACHINERY — 4.9%
Alamo Group, Inc.	89,514	15,952,290
Albany International Corp. Class A	270,232	18,656,817
Astec Industries, Inc.	199,539	6,874,119
Enerpac Tool Group Corp. (b)	469,640	21,068,050
Enpro, Inc. (b)	181,376	29,344,823
ESCO Technologies, Inc.	223,725	35,599,122
Federal Signal Corp. (b)	529,602	38,952,227
Franklin Electric Co., Inc.	340,755	31,990,079
Gates Industrial Corp. PLC (a)	1,970,244	36,272,192
Greenbrier Cos., Inc. (b)	270,622	13,861,259
Hillenbrand, Inc.	607,661	14,668,937
JBT Marel Corp. (b)	400,055	48,886,721
Kadant, Inc. (b)	101,829	34,307,208
Kennametal, Inc. (b)	667,468	14,217,068
Lindsay Corp.	93,736	11,859,479
Mueller Water Products, Inc. Class A	1,357,331	34,503,354
Proto Labs, Inc. (a)	215,562	7,553,292
SPX Technologies, Inc. (a)	401,597	51,717,662
Standex International Corp. (b)	102,655	16,567,490
Tennant Co.	162,750	12,979,313
Titan International, Inc. (a)	429,081	3,599,990
Trinity Industries, Inc.	709,409	19,906,017
Security Description	Shares	Value
Worthington Enterprises, Inc.	267,504	$13,399,275
		532,736,784
MARINE — 0.3%
Matson, Inc.	287,829	36,891,043
MEDIA — 0.6%
Cable One, Inc. (b)	39,685	10,547,082
John Wiley & Sons, Inc. Class A	353,812	15,765,863
Scholastic Corp. (b)	216,402	4,085,670
TechTarget, Inc. (a)	232,049	3,436,646
TEGNA, Inc. (b)	1,391,443	25,352,091
Thryv Holdings, Inc. (a) (b)	351,207	4,498,962
		63,686,314
METALS & MINING — 1.0%
Alpha Metallurgical Resources, Inc. (a)	94,262	11,806,316
Century Aluminum Co. (a)	447,739	8,310,036
Ferroglobe PLC (a) (c)	5,429	—
Kaiser Aluminum Corp.	137,369	8,327,309
Materion Corp. (b)	179,103	14,614,805
Metallus, Inc. (a) (b)	333,313	4,453,062
MP Materials Corp. (a) (b)	1,043,120	25,462,559
SunCoke Energy, Inc.	745,852	6,861,838
Warrior Met Coal, Inc. (b)	453,577	21,644,694
Worthington Steel, Inc. (b)	306,510	7,763,898
		109,244,517
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 1.3%
Apollo Commercial Real Estate Finance, Inc. REIT (b)	1,101,443	10,540,809
Arbor Realty Trust, Inc. REIT (b)	1,628,296	19,132,478
ARMOUR Residential REIT, Inc. (b)	658,979	11,268,541
Blackstone Mortgage Trust, Inc. Class A REIT (b)	1,488,502	29,770,040
Ellington Financial, Inc. REIT (b)	781,546	10,363,300
Franklin BSP Realty Trust, Inc. REIT (b)	728,069	9,275,599
KKR Real Estate Finance Trust, Inc. REIT	496,187	5,358,820
New York Mortgage Trust, Inc. REIT (b)	778,436	5,052,050
PennyMac Mortgage Investment Trust REIT (b)	748,839	10,970,491
Ready Capital Corp. REIT (b)	1,450,766	7,384,399
Redwood Trust, Inc. REIT (b)	1,173,555	7,123,479
Two Harbors Investment Corp. REIT (b)	894,097	11,945,136
		138,185,142
MULTI-UTILITIES — 0.3%
Avista Corp.	683,896	28,634,725

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Unitil Corp.	139,898	$8,070,716
		36,705,441
OFFICE REITs — 1.0%
Brandywine Realty Trust REIT (b)	1,485,898	6,627,105
Douglas Emmett, Inc. REIT (b)	1,445,901	23,134,416
Easterly Government Properties, Inc. REIT (b)	875,701	9,282,430
Highwoods Properties, Inc. REIT	929,536	27,551,447
JBG SMITH Properties REIT (b)	728,379	11,734,186
SL Green Realty Corp. REIT	607,073	35,028,112
		113,357,696
OIL, GAS & CONSUMABLE FUELS — 2.5%
California Resources Corp.	615,580	27,067,053
Comstock Resources, Inc. (a) (b)	781,801	15,901,832
Crescent Energy Co. Class A	1,578,676	17,744,318
CVR Energy, Inc. (b)	294,027	5,704,124
Dorian LPG Ltd.	321,866	7,190,486
International Seaways, Inc. (b)	347,900	11,550,280
Magnolia Oil & Gas Corp. Class A (b)	1,655,538	41,818,890
Northern Oil & Gas, Inc. (b)	857,647	25,926,669
Par Pacific Holdings, Inc. (a)	494,811	7,056,005
Peabody Energy Corp. (b)	1,048,265	14,203,991
REX American Resources Corp. (a)	137,594	5,169,406
SM Energy Co. (b)	992,526	29,726,154
Talos Energy, Inc. (a) (b)	1,070,226	10,402,597
Vital Energy, Inc. (a) (b)	239,225	5,076,354
World Kinect Corp.	501,005	14,208,502
Core Natural Resources, Inc.	440,023	33,925,773
		272,672,434
PAPER & FOREST PRODUCTS — 0.2%
Sylvamo Corp.	294,395	19,745,073
PERSONAL CARE PRODUCTS — 0.3%
Edgewell Personal Care Co. (b)	415,907	12,980,457
Interparfums, Inc. (b)	154,786	17,625,482
USANA Health Sciences, Inc. (a)	99,516	2,683,947
		33,289,886
PHARMACEUTICALS — 2.3%
Amphastar Pharmaceuticals, Inc. (a)	322,758	9,356,754
ANI Pharmaceuticals, Inc. (a)	143,041	9,576,595
Collegium Pharmaceutical, Inc. (a) (b)	277,766	8,291,315
Corcept Therapeutics, Inc. (a) (b)	807,996	92,289,303
Harmony Biosciences Holdings, Inc. (a)	329,460	10,934,777
Security Description	Shares	Value
Innoviva, Inc. (a)	474,430	$8,601,416
Ligand Pharmaceuticals, Inc. (a) (b)	163,054	17,143,498
Organon & Co. (b)	2,232,475	33,241,553
Pacira BioSciences, Inc. (a) (b)	397,922	9,888,362
Phibro Animal Health Corp. Class A	179,605	3,836,363
Prestige Consumer Healthcare, Inc. (a)	429,341	36,910,446
Supernus Pharmaceuticals, Inc. (a)	476,499	15,605,342
		255,675,724
PROFESSIONAL SERVICES — 1.5%
Amentum Holdings, Inc. (a) (b)	1,242,390	22,611,498
CSG Systems International, Inc.	238,153	14,401,112
Heidrick & Struggles International, Inc.	178,513	7,645,712
Korn Ferry	447,423	30,348,702
NV5 Global, Inc. (a)	448,405	8,640,765
Robert Half, Inc.	870,353	47,477,756
Verra Mobility Corp. (a)	1,429,632	32,181,016
		163,306,561
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Cushman & Wakefield PLC (a)	1,981,270	20,248,579
eXp World Holdings, Inc. (b)	726,950	7,109,571
Kennedy-Wilson Holdings, Inc. (b)	1,018,209	8,838,054
Marcus & Millichap, Inc.	207,155	7,136,490
St. Joe Co.	327,569	15,379,365
		58,712,059
RESIDENTIAL REITs — 0.4%
Centerspace REIT	145,900	9,447,025
Elme Communities REIT	759,294	13,211,715
NexPoint Residential Trust, Inc. REIT	190,307	7,522,836
Veris Residential, Inc. REIT	696,502	11,784,814
		41,966,390
RETAIL REITs — 1.8%
Acadia Realty Trust REIT	1,033,133	21,644,136
Curbline Properties Corp. REIT	816,075	19,740,854
Getty Realty Corp. REIT (b)	436,657	13,614,965
Macerich Co. REIT	2,154,126	36,986,344
Phillips Edison & Co., Inc. REIT	1,084,933	39,589,205
Saul Centers, Inc. REIT	108,091	3,898,843
SITE Centers Corp. REIT	411,013	5,277,407
Tanger, Inc. REIT	960,128	32,442,725
Urban Edge Properties REIT	1,083,107	20,579,033
Whitestone REIT	394,907	5,753,795
		199,527,307

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.5%
Alpha & Omega Semiconductor Ltd. (a) (b)	210,914	$5,243,322
Axcelis Technologies, Inc. (a) (b)	280,479	13,931,392
CEVA, Inc. (a)	210,337	5,386,731
Cohu, Inc. (a)	401,117	5,900,431
Diodes, Inc. (a)	399,906	17,263,942
FormFactor, Inc. (a)	668,721	18,918,117
Ichor Holdings Ltd. (a)	291,587	6,592,782
Impinj, Inc. (a) (b)	199,481	18,092,927
Kulicke & Soffa Industries, Inc.	460,652	15,192,303
MaxLinear, Inc. (a)	679,901	7,383,725
PDF Solutions, Inc. (a)	275,387	5,262,646
Penguin Solutions, Inc. (a)	464,296	8,064,821
Photronics, Inc. (a)	546,119	11,337,430
Qorvo, Inc. (a)	809,099	58,586,859
Semtech Corp. (a)	744,213	25,600,927
SiTime Corp. (a) (b)	165,788	25,344,012
SolarEdge Technologies, Inc. (a) (b)	499,228	8,077,509
Ultra Clean Holdings, Inc. (a)	388,284	8,313,160
Veeco Instruments, Inc. (a) (b)	503,611	10,112,509
Wolfspeed, Inc. (a) (b)	1,339,508	4,098,894
		278,704,439
SOFTWARE — 4.0%
A10 Networks, Inc.	635,326	10,381,227
ACI Worldwide, Inc. (a)	908,773	49,718,971
Adeia, Inc.	942,392	12,458,422
Agilysys, Inc. (a)	193,628	14,045,775
Alarm.com Holdings, Inc. (a)	426,852	23,754,314
BlackLine, Inc. (a)	447,768	21,680,926
Box, Inc. Class A (a)	1,245,565	38,438,136
Cleanspark, Inc. (a) (b)	2,399,623	16,125,466
Clear Secure, Inc. Class A (b)	811,765	21,032,831
DoubleVerify Holdings, Inc. (a)	1,211,859	16,202,555
InterDigital, Inc. (b)	222,513	46,004,563
LiveRamp Holdings, Inc. (a)	567,443	14,832,960
MARA Holdings, Inc. (a) (b)	2,941,661	33,829,101
N-able, Inc. (a)	628,443	4,455,661
NCR Voyix Corp. (a) (b)	1,259,001	12,275,260
Progress Software Corp. (b)	377,416	19,440,698
SolarWinds Corp.	478,325	8,815,530
Sprinklr, Inc. Class A (a) (b)	975,720	8,147,262
SPS Commerce, Inc. (a)	328,833	43,646,004
Teradata Corp. (a)	826,085	18,570,391
		433,856,053
SPECIALIZED REITs — 0.8%
Four Corners Property Trust, Inc. REIT (b)	863,314	24,777,111
Millrose Properties, Inc. REIT (a)	1,038,598	27,533,233
Outfront Media, Inc. REIT (b)	1,194,621	19,281,183
Safehold, Inc. REIT (b)	397,493	7,441,069
Security Description	Shares	Value
Uniti Group, Inc. REIT (b)	2,104,296	$10,605,652
		89,638,248
SPECIALTY RETAIL — 2.8%
Academy Sports & Outdoors, Inc. (b)	601,994	27,456,946
Advance Auto Parts, Inc. (b)	512,295	20,087,087
American Eagle Outfitters, Inc. (b)	1,508,794	17,532,186
Asbury Automotive Group, Inc. (a)	169,746	37,486,707
Boot Barn Holdings, Inc. (a)	265,423	28,514,393
Buckle, Inc. (b)	257,834	9,880,199
Caleres, Inc. (b)	288,799	4,976,007
Foot Locker, Inc. (a) (b)	711,776	10,036,042
Group 1 Automotive, Inc. (b)	112,495	42,967,465
Guess?, Inc. (b)	238,231	2,637,217
MarineMax, Inc. (a) (b)	178,347	3,834,460
Monro, Inc.	268,610	3,886,787
National Vision Holdings, Inc. (a)	678,387	8,669,786
ODP Corp. (a) (b)	263,443	3,775,138
Sally Beauty Holdings, Inc. (a) (b)	898,027	8,109,184
Shoe Carnival, Inc. (b)	158,262	3,480,181
Signet Jewelers Ltd. (b)	375,466	21,799,556
Sonic Automotive, Inc. Class A (b)	125,958	7,174,568
Upbound Group, Inc.	440,367	10,551,193
Urban Outfitters, Inc. (a)	486,066	25,469,858
Victoria's Secret & Co. (a)	678,362	12,603,966
		310,928,926
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
Corsair Gaming, Inc. (a) (b)	401,201	3,554,641
Sandisk Corp. (a)	998,342	47,531,062
Xerox Holdings Corp. (b)	1,025,578	4,953,542
		56,039,245
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Carter's, Inc. (b)	310,858	12,714,092
G-III Apparel Group Ltd. (a)	340,565	9,314,453
Hanesbrands, Inc. (a)	3,047,885	17,586,296
Kontoor Brands, Inc.	428,613	27,486,952
Oxford Industries, Inc. (b)	130,742	7,670,633
Steven Madden Ltd.	622,943	16,595,202
Wolverine World Wide, Inc. (b)	689,918	9,596,759
		100,964,387
TOBACCO — 0.1%
Universal Corp. (b)	216,159	12,115,712
TRADING COMPANIES & DISTRIBUTORS — 1.4%
Air Lease Corp. (b)	897,614	43,363,732
Boise Cascade Co.	333,083	32,672,112
DNOW, Inc. (a)	911,588	15,569,923
DXP Enterprises, Inc. (a)	109,518	9,008,951
GMS, Inc. (a)	335,190	24,525,852

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Rush Enterprises, Inc. Class A	540,735	$28,880,656
		154,021,226
WATER UTILITIES — 0.7%
American States Water Co.	326,448	25,684,929
California Water Service Group	513,520	24,885,179
Middlesex Water Co.	153,830	9,860,503
SJW Group	261,087	14,278,848
		74,709,459
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Gogo, Inc. (a) (b)	523,634	4,513,725
Telephone & Data Systems, Inc.	845,793	32,766,021
		37,279,746
TOTAL COMMON STOCKS (Cost $10,845,852,598)		10,947,829,444
SHORT-TERM INVESTMENTS — 10.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (d) (e)	19,773,893	19,773,893
State Street Navigator Securities Lending Portfolio II (f) (g)	1,082,819,608	1,082,819,608
TOTAL SHORT-TERM INVESTMENTS (Cost $1,102,593,501)		1,102,593,501
TOTAL INVESTMENTS — 109.9% (Cost $11,948,446,099)		12,050,422,945
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.9)%		(1,085,866,428)
NET ASSETS — 100.0%		$10,964,556,517

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2025, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At March 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index (long)	157	06/20/2025	$15,800,697	$15,912,735	$112,038
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$10,947,826,092	$3,352	$0(a)	$10,947,829,444
Short-Term Investments	1,102,593,501	—	—	1,102,593,501
TOTAL INVESTMENTS	$12,050,419,593	$3,352	$0	$12,050,422,945
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$112,038	$—	$—	$112,038
TOTAL OTHER FINANCIAL INSTRUMENTS:	$112,038	$—	$—	$112,038
(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2025.

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	6,698,607	$6,700,617	$43,868,139	$50,568,756	$337	$(337)	—	$—	$70,799
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	416,488,313	396,714,420	—	—	19,773,893	19,773,893	537,874
State Street Navigator Securities Lending Portfolio II	751,498,526	751,498,526	3,643,044,636	3,311,723,554	—	—	1,082,819,608	1,082,819,608	2,239,288
Total		$758,199,143	$4,103,401,088	$3,759,006,730	$337	$(337)		$1,102,593,501	$2,847,961
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.0%
AAR Corp. (a)	6,258	$350,385
AeroVironment, Inc. (a)	3,964	472,469
Axon Enterprise, Inc. (a)	12,993	6,833,668
Boeing Co. (a)	133,001	22,683,321
BWX Technologies, Inc.	16,844	1,661,661
Curtiss-Wright Corp.	7,124	2,260,231
General Dynamics Corp.	46,381	12,642,533
General Electric Co.	193,340	38,697,001
Hexcel Corp.	15,770	863,565
Howmet Aerospace, Inc.	72,149	9,359,890
Huntington Ingalls Industries, Inc.	7,810	1,593,552
Kratos Defense & Security Solutions, Inc. (a) (b)	30	891
L3Harris Technologies, Inc.	34,859	7,296,337
Lockheed Martin Corp.	38,258	17,090,231
Mercury Systems, Inc. (a)	9,799	422,239
Moog, Inc. Class A	5,430	941,291
National Presto Industries, Inc.	108	9,494
Northrop Grumman Corp.	24,552	12,570,870
RTX Corp.	243,786	32,291,894
Textron, Inc.	36,228	2,617,473
TransDigm Group, Inc.	10,263	14,196,705
Triumph Group, Inc. (a)	12,371	313,481
Woodward, Inc.	10,692	1,951,183
		187,120,365
AIR FREIGHT & LOGISTICS — 0.3%
CH Robinson Worldwide, Inc.	21,486	2,200,166
Expeditors International of Washington, Inc.	27,084	3,256,851
FedEx Corp.	40,278	9,818,971
Forward Air Corp. (a) (b)	5,178	104,026
GXO Logistics, Inc. (a) (b)	21,823	852,843
Hub Group, Inc. Class A	12,116	450,352
United Parcel Service, Inc. Class B	132,921	14,619,981
		31,303,190
AIRLINES — 0.2%
Alaska Air Group, Inc. (a)	23,028	1,133,438
Allegiant Travel Co. (b)	2,529	130,623
American Airlines Group, Inc. (a) (b)	114,309	1,205,960
Delta Air Lines, Inc.	116,897	5,096,709
JetBlue Airways Corp. (a) (b)	55,936	269,612
SkyWest, Inc. (a)	9,154	799,785
Southwest Airlines Co. (b)	106,783	3,585,773
Sun Country Airlines Holdings, Inc. (a)	1,407	17,334
United Airlines Holdings, Inc. (a)	56,209	3,881,231
		16,120,465
AUTO COMPONENTS — 0.1%
Adient PLC (a)	16,422	211,187
Security Description	Shares	Value
American Axle & Manufacturing Holdings, Inc. (a) (b)	17,771	$72,328
Aptiv PLC (a)	39,349	2,341,266
Autoliv, Inc. (b)	14,265	1,261,739
BorgWarner, Inc.	44,142	1,264,668
Dana, Inc.	27,687	369,068
Dorman Products, Inc. (a)	5,456	657,666
Fox Factory Holding Corp. (a)	6,938	161,933
Gentex Corp. (b)	44,909	1,046,380
Gentherm, Inc. (a)	5,889	157,472
Goodyear Tire & Rubber Co. (a) (b)	51,640	477,154
LCI Industries (b)	5,000	437,150
Lear Corp. (b)	10,410	918,370
Patrick Industries, Inc. (b)	5,229	442,164
Phinia, Inc.	8,805	373,596
Standard Motor Products, Inc. (b)	2,897	72,222
Visteon Corp. (a)	5,291	410,687
XPEL, Inc. (a) (b)	2,400	70,512
		10,745,562
AUTOMOBILES — 1.6%
Ford Motor Co.	715,516	7,176,625
General Motors Co.	175,517	8,254,565
Harley-Davidson, Inc. (b)	23,137	584,209
Tesla, Inc. (a)	507,665	131,566,461
Thor Industries, Inc. (b)	10,007	758,631
Winnebago Industries, Inc.	6,033	207,897
		148,548,388
BANKS — 3.8%
Ameris Bancorp	10,365	596,713
Associated Banc-Corp.	29,138	656,479
Atlantic Union Bankshares Corp. (b)	14,060	437,828
Axos Financial, Inc. (a)	10,148	654,749
Banc of California, Inc.	24,451	346,960
BancFirst Corp.	3,187	350,156
Bancorp, Inc. (a)	9,603	507,422
Bank of America Corp.	1,194,438	49,843,898
Bank of Hawaii Corp.	7,711	531,828
Bank OZK	21,893	951,251
BankUnited, Inc.	16,380	564,127
Banner Corp.	5,806	370,249
Berkshire Hills Bancorp, Inc.	8,272	215,816
Brookline Bancorp, Inc.	15,705	171,184
Cadence Bank	32,067	973,554
Capitol Federal Financial, Inc.	23,957	134,159
Cathay General Bancorp	13,740	591,232
Central Pacific Financial Corp.	6,100	164,944
Citigroup, Inc.	340,782	24,192,114
Citizens Financial Group, Inc.	85,277	3,493,799
City Holding Co.	3,076	361,338
Columbia Banking System, Inc.	35,784	892,453
Comerica, Inc.	25,499	1,505,971
Commerce Bancshares, Inc.	23,601	1,468,690

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Community Financial System, Inc.	9,862	$560,753
Cullen/Frost Bankers, Inc.	10,730	1,343,396
Customers Bancorp, Inc. (a)	6,161	309,282
CVB Financial Corp.	22,959	423,823
Dime Community Bancshares, Inc.	6,103	170,152
Eagle Bancorp, Inc.	6,262	131,502
East West Bancorp, Inc.	26,159	2,348,032
FB Financial Corp.	3,903	180,943
Fifth Third Bancorp	124,891	4,895,727
First BanCorp	38,915	746,001
First Bancorp/Southern Pines NC (b)	2,403	96,456
First Commonwealth Financial Corp.	18,700	290,598
First Financial Bancorp	16,398	409,622
First Financial Bankshares, Inc.	25,561	918,151
First Hawaiian, Inc.	24,290	593,648
First Horizon Corp.	90,426	1,756,073
Flagstar Financial, Inc. (b)	42,627	495,326
FNB Corp.	61,437	826,328
Fulton Financial Corp.	30,924	559,415
Glacier Bancorp, Inc.	17,108	756,516
Hancock Whitney Corp.	16,820	882,209
Hanmi Financial Corp.	6,160	139,586
Heritage Financial Corp. (b)	6,054	147,294
Hilltop Holdings, Inc.	10,762	327,703
Home BancShares, Inc.	29,870	844,425
Hope Bancorp, Inc.	24,426	255,740
Huntington Bancshares, Inc.	267,957	4,022,035
Independent Bank Corp.	7,037	440,868
International Bancshares Corp.	10,235	645,419
JPMorgan Chase & Co.	507,796	124,562,359
KeyCorp	176,732	2,825,945
Lakeland Financial Corp.	4,804	285,550
M&T Bank Corp.	30,437	5,440,614
National Bank Holdings Corp. Class A	6,634	253,883
NBT Bancorp, Inc.	9,051	388,288
Northwest Bancshares, Inc.	20,829	250,365
OFG Bancorp	8,686	347,614
Old National Bancorp (b)	53,147	1,126,185
Pacific Premier Bancorp, Inc.	17,890	381,415
Park National Corp.	2,687	406,812
Pathward Financial, Inc.	6,214	453,311
Pinnacle Financial Partners, Inc.	13,600	1,442,144
PNC Financial Services Group, Inc.	73,164	12,860,036
Preferred Bank	2,637	220,611
Prosperity Bancshares, Inc.	16,769	1,196,803
Provident Financial Services, Inc.	13,894	238,560
Regions Financial Corp.	176,713	3,839,973
Renasant Corp.	10,592	359,387
S&T Bancorp, Inc.	7,123	263,907
Security Description	Shares	Value
Seacoast Banking Corp. of Florida	8,721	$224,391
ServisFirst Bancshares, Inc.	8,633	713,086
Simmons First National Corp. Class A	21,331	437,925
Southside Bancshares, Inc.	6,030	174,629
SouthState Corp.	17,795	1,651,732
Stellar Bancorp, Inc.	4,852	134,206
Synovus Financial Corp.	27,480	1,284,415
Texas Capital Bancshares, Inc. (a)	9,143	682,982
Tompkins Financial Corp.	2,359	148,570
Triumph Financial, Inc. (a)	3,587	207,329
Truist Financial Corp.	246,305	10,135,451
TrustCo Bank Corp.	3,463	105,552
Trustmark Corp.	12,069	416,260
U.S. Bancorp	286,049	12,076,989
UMB Financial Corp.	6,842	691,726
United Bankshares, Inc.	21,239	736,356
United Community Banks, Inc.	15,381	432,667
Valley National Bancorp	73,502	653,433
Veritex Holdings, Inc.	7,253	181,107
WaFd, Inc.	14,053	401,635
Webster Financial Corp.	33,493	1,726,564
Wells Fargo & Co.	592,747	42,553,307
Westamerica BanCorp	4,162	210,722
Western Alliance Bancorp	17,810	1,368,342
Wintrust Financial Corp.	10,244	1,152,040
WSFS Financial Corp.	9,566	496,188
Zions Bancorp NA	29,303	1,461,048
		353,096,351
BEVERAGES — 1.2%
Boston Beer Co., Inc. Class A (a) (b)	1,963	468,843
Brown-Forman Corp. Class B	33,661	1,142,454
Celsius Holdings, Inc. (a) (b)	27,283	971,820
Coca-Cola Co.	702,701	50,327,446
Coca-Cola Consolidated, Inc.	786	1,061,100
Constellation Brands, Inc. Class A	29,581	5,428,705
Keurig Dr. Pepper, Inc.	216,864	7,421,086
MGP Ingredients, Inc.	2,968	87,200
Molson Coors Beverage Co. Class B	34,994	2,130,085
Monster Beverage Corp. (a)	123,407	7,221,778
National Beverage Corp. (b)	5,142	213,599
PepsiCo, Inc.	248,680	37,287,079
		113,761,195
BIOTECHNOLOGY — 2.0%
AbbVie, Inc.	320,281	67,105,275
ACADIA Pharmaceuticals, Inc. (a)	22,324	370,802
ADMA Biologics, Inc. (a)	30,900	613,056
Alkermes PLC (a)	30,554	1,008,893
Amgen, Inc.	98,462	30,675,836

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Arcus Biosciences, Inc. (a) (b)	8,805	$69,119
Arrowhead Pharmaceuticals, Inc. (a)	18,208	231,970
Biogen, Inc. (a)	26,743	3,659,512
BioMarin Pharmaceutical, Inc. (a)	34,823	2,461,638
Catalyst Pharmaceuticals, Inc. (a)	17,786	431,311
Cytokinetics, Inc. (a)	20,343	817,585
Dynavax Technologies Corp. (a) (b)	20,955	271,786
Exelixis, Inc. (a)	57,329	2,116,587
Gilead Sciences, Inc.	223,627	25,057,405
Halozyme Therapeutics, Inc. (a)	23,785	1,517,721
Incyte Corp. (a)	33,798	2,046,469
Krystal Biotech, Inc. (a)	4,642	836,953
Moderna, Inc. (a)	60,823	1,724,332
Myriad Genetics, Inc. (a)	15,043	133,432
Neurocrine Biosciences, Inc. (a)	17,312	1,914,707
Protagonist Therapeutics, Inc. (a)	10,776	521,127
Regeneron Pharmaceuticals, Inc.	18,740	11,885,470
Roivant Sciences Ltd. (a) (b)	62,869	634,348
Sarepta Therapeutics, Inc. (a)	17,156	1,094,896
TG Therapeutics, Inc. (a) (b)	15,270	602,096
United Therapeutics Corp. (a)	8,215	2,532,438
Vericel Corp. (a)	8,686	387,569
Vertex Pharmaceuticals, Inc. (a)	46,119	22,359,414
Vir Biotechnology, Inc. (a)	13,843	89,703
Xencor, Inc. (a)	10,619	112,986
		183,284,436
BROADLINE RETAIL — 3.6%
Amazon.com, Inc. (a)	1,708,086	324,980,442
eBay, Inc.	85,371	5,782,178
Etsy, Inc. (a)	22,362	1,055,039
Kohl's Corp. (b)	20,268	165,792
Macy's, Inc. (b)	56,150	705,244
Nordstrom, Inc.	19,800	484,110
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	10,104	1,175,702
		334,348,507
BUILDING PRODUCTS — 0.7%
A.O. Smith Corp.	22,451	1,467,397
AAON, Inc. (b)	10,689	835,132
Advanced Drainage Systems, Inc.	11,855	1,288,046
Allegion PLC	16,668	2,174,507
American Woodmark Corp. (a)	3,016	177,431
Apogee Enterprises, Inc.	5,609	259,865
Armstrong World Industries, Inc.	8,142	1,147,045
AZZ, Inc. (b)	5,750	480,758
Builders FirstSource, Inc. (a)	22,526	2,814,398
Carlisle Cos., Inc.	8,923	3,038,281
Carrier Global Corp.	142,756	9,050,730
Security Description	Shares	Value
CSW Industrials, Inc.	2,330	$679,242
Fortune Brands Innovations, Inc. (b)	23,019	1,401,397
Gibraltar Industries, Inc. (a)	5,874	344,569
Griffon Corp.	8,925	638,138
Hayward Holdings, Inc. (a)	23,098	321,524
Insteel Industries, Inc. (b)	3,109	81,767
Johnson Controls International PLC	116,849	9,360,773
Lennox International, Inc.	6,123	3,433,962
Masco Corp.	41,191	2,864,422
Masterbrand, Inc. (a) (b)	25,244	329,687
Owens Corning	16,482	2,353,959
Quanex Building Products Corp. (b)	6,190	115,072
Resideo Technologies, Inc. (a)	27,154	480,626
Simpson Manufacturing Co., Inc. (b)	7,767	1,220,040
Trane Technologies PLC	39,979	13,469,725
Trex Co., Inc. (a) (b)	21,277	1,236,194
UFP Industries, Inc.	11,324	1,212,121
Zurn Elkay Water Solutions Corp. (b)	19,650	648,057
		62,924,865
CAPITAL MARKETS — 3.2%
Acadian Asset Management, Inc.	5,188	134,162
Affiliated Managers Group, Inc.	6,130	1,030,024
Ameriprise Financial, Inc.	17,392	8,419,641
Artisan Partners Asset Management, Inc. Class A (b)	12,670	495,397
Bank of New York Mellon Corp.	131,107	10,995,944
BGC Group, Inc. Class A	70,814	649,364
Blackrock, Inc.	25,747	24,369,021
Blackstone, Inc.	130,554	18,248,838
Carlyle Group, Inc.	39,576	1,725,118
Cboe Global Markets, Inc.	19,983	4,521,953
Charles Schwab Corp.	309,626	24,237,523
CME Group, Inc.	65,815	17,460,061
Cohen & Steers, Inc. (b)	4,790	384,397
Donnelley Financial Solutions, Inc. (a) (b)	5,815	254,174
Evercore, Inc. Class A	6,732	1,344,515
FactSet Research Systems, Inc.	7,033	3,197,483
Federated Hermes, Inc.	17,129	698,349
Franklin Resources, Inc. (b)	51,442	990,258
Goldman Sachs Group, Inc.	56,083	30,637,582
Hamilton Lane, Inc. Class A (b)	6,290	935,134
Houlihan Lokey, Inc.	9,478	1,530,697
Interactive Brokers Group, Inc. Class A	19,659	3,255,334
Intercontinental Exchange, Inc.	105,116	18,132,510
Invesco Ltd.	71,455	1,083,972
Janus Henderson Group PLC	27,465	992,860
Jefferies Financial Group, Inc.	30,860	1,653,170
KKR & Co., Inc.	122,055	14,110,779
MarketAxess Holdings, Inc.	7,265	1,571,783

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Moelis & Co. Class A	12,270	$716,077
Moody's Corp.	27,537	12,823,706
Morgan Stanley	224,488	26,191,015
Morningstar, Inc.	4,906	1,471,162
MSCI, Inc.	14,458	8,175,999
Nasdaq, Inc.	75,889	5,756,940
Northern Trust Corp.	38,056	3,754,224
Piper Sandler Cos.	2,672	661,748
PJT Partners, Inc. Class A (b)	4,144	571,375
Raymond James Financial, Inc.	34,113	4,738,637
S&P Global, Inc.	56,619	28,768,114
SEI Investments Co.	18,353	1,424,743
State Street Corp. (c)	51,253	4,588,681
StepStone Group, Inc. Class A	9,543	498,431
Stifel Financial Corp.	19,160	1,806,022
StoneX Group, Inc. (a)	6,985	533,514
T. Rowe Price Group, Inc.	41,304	3,794,598
Virtu Financial, Inc. Class A	6,896	262,876
Virtus Investment Partners, Inc.	850	146,506
WisdomTree, Inc. (b)	21,718	193,725
		299,938,136
CHEMICALS — 1.4%
AdvanSix, Inc.	6,013	136,194
Air Products & Chemicals, Inc.	40,679	11,997,051
Albemarle Corp. (b)	21,877	1,575,582
Ashland, Inc.	9,980	591,714
Avient Corp.	14,942	555,245
Axalta Coating Systems Ltd. (a)	40,845	1,354,829
Balchem Corp.	5,850	971,100
Cabot Corp.	10,575	879,206
Celanese Corp.	18,537	1,052,345
CF Industries Holdings, Inc.	35,329	2,760,961
Chemours Co. (b)	29,511	399,284
Corteva, Inc.	129,065	8,122,060
Dow, Inc.	129,123	4,508,975
DuPont de Nemours, Inc.	78,731	5,879,631
Eastman Chemical Co.	21,818	1,922,384
Ecolab, Inc.	45,847	11,623,131
Element Solutions, Inc.	40,445	914,461
FMC Corp. (b)	23,436	988,765
Hawkins, Inc.	3,975	421,032
HB Fuller Co.	9,896	555,364
Ingevity Corp. (a) (b)	7,325	289,997
Innospec, Inc.	4,816	456,316
International Flavors & Fragrances, Inc.	45,351	3,519,691
Koppers Holdings, Inc.	3,187	89,236
Linde PLC	87,022	40,520,924
LyondellBasell Industries NV Class A	46,973	3,306,899
Minerals Technologies, Inc.	6,080	386,506
Mosaic Co.	63,021	1,702,197
NewMarket Corp.	1,267	717,692
Olin Corp.	22,405	543,097
PPG Industries, Inc.	43,213	4,725,342
Quaker Chemical Corp. (b)	2,529	312,610
Security Description	Shares	Value
RPM International, Inc.	24,331	$2,814,610
Scotts Miracle-Gro Co.	7,671	421,061
Sensient Technologies Corp.	8,020	596,929
Sherwin-Williams Co.	41,280	14,414,563
Stepan Co.	3,191	175,633
Westlake Corp.	6,216	621,786
		132,824,403
COMMERCIAL SERVICES & SUPPLIES — 0.7%
ABM Industries, Inc.	11,920	564,531
Brady Corp. Class A	9,006	636,184
Brink's Co.	9,100	784,056
Cintas Corp.	63,773	13,107,265
Clean Harbors, Inc. (a)	9,028	1,779,419
Copart, Inc. (a)	159,692	9,036,970
CoreCivic, Inc. (a)	25,063	508,528
Deluxe Corp. (b)	9,264	146,464
Enviri Corp. (a) (b)	15,337	101,991
GEO Group, Inc. (a) (b)	25,500	744,855
Healthcare Services Group, Inc. (a)	13,630	137,390
HNI Corp.	8,087	358,658
Interface, Inc. (b)	12,193	241,909
Liquidity Services, Inc. (a) (b)	4,838	150,026
Matthews International Corp. Class A (b)	6,128	136,287
MillerKnoll, Inc.	12,032	230,292
MSA Safety, Inc.	6,344	930,601
OPENLANE, Inc. (a)	23,081	445,002
Pitney Bowes, Inc.	31,376	283,953
Pursuit Attractions & Hospitality, Inc. (a) (b)	3,197	113,142
RB Global, Inc.	33,652	3,375,296
Republic Services, Inc.	35,797	8,668,602
Rollins, Inc.	51,710	2,793,891
Tetra Tech, Inc.	51,243	1,498,858
UniFirst Corp.	2,791	485,634
Veralto Corp.	40,516	3,948,284
Vestis Corp. (b)	24,085	238,442
Waste Management, Inc.	67,579	15,645,214
		67,091,744
COMMUNICATIONS EQUIPMENT — 0.9%
Arista Networks, Inc. (a)	184,152	14,268,097
Calix, Inc. (a)	10,248	363,189
Ciena Corp. (a)	28,280	1,708,960
Cisco Systems, Inc.	717,908	44,302,103
Digi International, Inc. (a) (b)	5,665	157,657
Extreme Networks, Inc. (a)	23,613	312,400
F5, Inc. (a)	11,346	3,021,099
Harmonic, Inc. (a)	23,563	225,969
Juniper Networks, Inc.	60,293	2,182,004
Lumentum Holdings, Inc. (a) (b)	13,876	865,030
Motorola Solutions, Inc.	30,743	13,459,593
NetScout Systems, Inc. (a)	13,154	276,366
Viasat, Inc. (a) (b)	11,177	116,464

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Viavi Solutions, Inc. (a)	42,315	$473,505
		81,732,436
CONSTRUCTION & ENGINEERING — 0.2%
AECOM	25,409	2,356,177
Arcosa, Inc. (b)	8,689	670,096
Comfort Systems USA, Inc.	6,182	1,992,644
Dycom Industries, Inc. (a)	5,826	887,533
EMCOR Group, Inc.	8,640	3,193,603
Everus Construction Group, Inc. (a) (b)	9,372	347,608
Fluor Corp. (a)	31,165	1,116,330
Granite Construction, Inc. (b)	9,355	705,367
MasTec, Inc. (a)	10,654	1,243,428
MYR Group, Inc. (a)	2,971	335,990
Quanta Services, Inc.	26,096	6,633,081
Valmont Industries, Inc.	2,919	832,995
WillScot Holdings Corp. (b)	33,536	932,301
		21,247,153
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	6,309	1,400,156
Knife River Corp. (a) (b)	9,504	857,356
Martin Marietta Materials, Inc.	11,355	5,429,166
Vulcan Materials Co.	23,638	5,514,746
		13,201,424
CONSUMER FINANCE — 0.6%
Ally Financial, Inc.	49,854	1,818,175
American Express Co.	101,499	27,308,306
Bread Financial Holdings, Inc.	7,855	393,378
Capital One Financial Corp.	70,034	12,557,096
Discover Financial Services	45,955	7,844,519
Encore Capital Group, Inc. (a) (b)	5,908	202,526
Enova International, Inc. (a)	5,080	490,525
EZCORP, Inc. Class A (a)	9,819	144,536
FirstCash Holdings, Inc.	7,674	923,336
Navient Corp. (b)	11,251	142,100
PRA Group, Inc. (a)	8,483	174,919
PROG Holdings, Inc.	4,463	118,716
SLM Corp. (b)	41,355	1,214,596
Synchrony Financial	76,571	4,053,669
World Acceptance Corp. (a)	478	60,491
		57,446,888
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.1%
Albertsons Cos., Inc. Class A	73,218	1,610,064
Andersons, Inc.	5,938	254,918
BJ's Wholesale Club Holdings, Inc. (a)	23,879	2,724,594
Casey's General Stores, Inc.	6,280	2,725,771
Chefs' Warehouse, Inc. (a) (b)	4,039	219,964
Costco Wholesale Corp.	80,395	76,035,983
Dollar General Corp.	40,288	3,542,524
Dollar Tree, Inc. (a)	39,274	2,948,299
Grocery Outlet Holding Corp. (a) (b)	13,863	193,805
Security Description	Shares	Value
Kroger Co.	120,846	$8,180,066
Maplebear, Inc. (a)	29,431	1,174,003
Performance Food Group Co. (a)	28,466	2,238,281
PriceSmart, Inc.	3,848	338,047
SpartanNash Co.	6,268	126,990
Sprouts Farmers Market, Inc. (a)	16,795	2,563,589
Sysco Corp.	93,063	6,983,447
Target Corp.	84,213	8,788,469
U.S. Foods Holding Corp. (a)	38,458	2,517,461
United Natural Foods, Inc. (a)	10,224	280,035
Walgreens Boots Alliance, Inc.	131,550	1,469,413
Walmart, Inc.	787,394	69,125,319
		194,041,042
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	265,093	2,571,402
AptarGroup, Inc.	11,707	1,737,085
Avery Dennison Corp.	15,012	2,671,686
Ball Corp.	59,249	3,085,095
Berry Global Group, Inc.	22,092	1,542,242
Crown Holdings, Inc. (b)	22,192	1,980,858
Graphic Packaging Holding Co. (b)	56,885	1,476,735
Greif, Inc. Class A	3,236	177,948
International Paper Co.	95,374	5,088,203
O-I Glass, Inc. (a)	28,345	325,117
Packaging Corp. of America	17,256	3,417,033
Sealed Air Corp.	28,404	820,876
Silgan Holdings, Inc.	14,804	756,780
Smurfit WestRock PLC	90,116	4,060,627
Sonoco Products Co.	18,823	889,198
		30,600,885
DISTRIBUTORS — 0.1%
Genuine Parts Co.	26,109	3,110,626
LKQ Corp.	50,990	2,169,115
Pool Corp. (b)	7,153	2,277,157
		7,556,898
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	8,957	901,433
Duolingo, Inc. (a)	6,540	2,030,932
Frontdoor, Inc. (a)	15,063	578,720
Graham Holdings Co. Class B	586	563,064
Grand Canyon Education, Inc. (a)	5,504	952,302
H&R Block, Inc.	26,263	1,442,101
Mister Car Wash, Inc. (a) (b)	14,768	116,520
Perdoceo Education Corp.	12,966	326,484
Service Corp. International (b)	27,164	2,178,553
Strategic Education, Inc.	4,613	387,307
Stride, Inc. (a) (b)	7,556	955,834
		10,433,250
DIVERSIFIED REITs — 0.0% (d)
Alexander & Baldwin, Inc. REIT	12,470	214,858
American Assets Trust, Inc. REIT	9,211	185,510

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Armada Hoffler Properties, Inc. REIT	10,231	$76,835
Essential Properties Realty Trust, Inc. REIT	21,332	696,276
Global Net Lease, Inc. REIT	18,673	150,131
WP Carey, Inc. REIT	39,407	2,486,976
		3,810,586
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
AT&T, Inc.	1,304,390	36,888,149
Cogent Communications Holdings, Inc.	7,972	488,763
Frontier Communications Parent, Inc. (a) (b)	41,095	1,473,667
Iridium Communications, Inc. (b)	23,831	651,063
Lumen Technologies, Inc. (a)	182,109	713,867
Shenandoah Telecommunications Co. (b)	9,022	113,407
Verizon Communications, Inc.	770,388	34,944,800
		75,273,716
ELECTRIC UTILITIES — 1.6%
ALLETE, Inc.	9,848	647,014
Alliant Energy Corp.	46,079	2,965,184
American Electric Power Co., Inc. (b)	94,977	10,378,137
Constellation Energy Corp.	55,902	11,271,520
Duke Energy Corp.	141,585	17,269,122
Edison International	68,989	4,064,832
Entergy Corp.	74,468	6,366,269
Evergy, Inc.	42,001	2,895,969
Eversource Energy	62,293	3,869,018
Exelon Corp.	179,444	8,268,779
FirstEnergy Corp.	94,677	3,826,844
IDACORP, Inc.	9,100	1,057,602
MGE Energy, Inc. (b)	6,584	612,049
NextEra Energy, Inc.	376,284	26,674,773
NRG Energy, Inc.	34,746	3,316,853
OGE Energy Corp.	37,245	1,711,780
Otter Tail Corp. (b)	7,769	624,395
PG&E Corp.	385,286	6,619,213
Pinnacle West Capital Corp. (b)	21,408	2,039,112
Portland General Electric Co.	16,798	749,191
PPL Corp.	139,107	5,023,154
Southern Co.	200,431	18,429,630
TXNM Energy, Inc. (b)	15,356	821,239
Xcel Energy, Inc.	101,620	7,193,680
		146,695,359
ELECTRICAL EQUIPMENT — 0.8%
Acuity, Inc.	5,674	1,494,248
AMETEK, Inc.	41,880	7,209,223
Eaton Corp. PLC	71,185	19,350,219
Emerson Electric Co.	105,027	11,515,160
EnerSys	8,005	733,098
GE Vernova, Inc.	49,697	15,171,500
Generac Holdings, Inc. (a)	11,448	1,449,889
Hubbell, Inc.	10,090	3,338,882
Security Description	Shares	Value
NEXTracker, Inc. Class A (a) (b)	22,660	$954,893
nVent Electric PLC	29,734	1,558,656
Powell Industries, Inc. (b)	2,001	340,830
Regal Rexnord Corp.	12,734	1,449,766
Rockwell Automation, Inc.	21,410	5,531,916
Sensata Technologies Holding PLC (b)	27,930	677,861
Sunrun, Inc. (a) (b)	39,372	230,720
Vicor Corp. (a)	3,572	167,098
		71,173,959
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Advanced Energy Industries, Inc.	6,865	654,303
Amphenol Corp. Class A	219,288	14,383,100
Arlo Technologies, Inc. (a)	14,276	140,904
Arrow Electronics, Inc. (a)	10,257	1,064,984
Avnet, Inc. (b)	17,931	862,302
Badger Meter, Inc.	5,495	1,045,424
Belden, Inc.	7,491	750,973
Benchmark Electronics, Inc. (b)	6,341	241,148
CDW Corp.	24,631	3,947,364
Cognex Corp.	32,497	969,385
Coherent Corp. (a)	22,363	1,452,253
Corning, Inc.	139,847	6,402,196
Crane NXT Co. (b)	8,950	460,030
CTS Corp.	5,954	247,389
ePlus, Inc. (a)	5,686	347,017
Fabrinet (a)	6,308	1,245,893
Flex Ltd. (a)	72,175	2,387,549
Insight Enterprises, Inc. (a) (b)	5,153	772,898
IPG Photonics Corp. (a)	6,190	390,837
Itron, Inc. (a)	7,543	790,205
Jabil, Inc.	19,106	2,599,753
Keysight Technologies, Inc. (a)	32,606	4,883,401
Knowles Corp. (a) (b)	17,244	262,109
Littelfuse, Inc.	4,811	946,516
Novanta, Inc. (a) (b)	6,322	808,394
OSI Systems, Inc. (a) (b)	2,999	582,826
PC Connection, Inc.	2,382	148,684
Plexus Corp. (a)	5,478	701,896
Rogers Corp. (a)	3,101	209,410
Sanmina Corp. (a)	12,295	936,633
ScanSource, Inc. (a)	5,964	202,836
TD SYNNEX Corp.	14,204	1,476,648
TE Connectivity PLC	52,982	7,487,416
Teledyne Technologies, Inc. (a)	8,425	4,193,207
Trimble, Inc. (a)	46,403	3,046,357
TTM Technologies, Inc. (a)	18,925	388,152
Vishay Intertechnology, Inc. (b)	24,645	391,855
Vontier Corp.	26,500	870,525
Zebra Technologies Corp. Class A (a)	9,746	2,753,830
		71,446,602
ENERGY EQUIPMENT & SERVICES — 0.3%
Archrock, Inc.	19,044	499,715

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Atlas Energy Solutions, Inc. (b)	11,031	$196,793
Baker Hughes Co.	185,409	8,148,726
Bristow Group, Inc. (a)	5,005	158,058
Cactus, Inc. Class A	11,984	549,227
ChampionX Corp.	36,059	1,074,558
Core Laboratories, Inc. (b)	8,311	124,582
Halliburton Co.	162,229	4,115,750
Helix Energy Solutions Group, Inc. (a)	26,149	217,298
Helmerich & Payne, Inc. (b)	20,669	539,874
Innovex International, Inc. (a) (b)	6,062	108,874
Liberty Energy, Inc. (b)	28,560	452,105
NOV, Inc. (b)	72,364	1,101,380
Oceaneering International, Inc. (a) (b)	18,980	413,954
Patterson-UTI Energy, Inc. (b)	58,529	481,108
ProPetro Holding Corp. (a) (b)	15,619	114,800
RPC, Inc. (b)	13,419	73,804
Schlumberger NV	261,117	10,914,691
Tidewater, Inc. (a) (b)	8,813	372,525
Valaris Ltd. (a) (b)	11,152	437,827
Weatherford International PLC	13,315	713,018
		30,808,667
ENTERTAINMENT — 1.4%
Cinemark Holdings, Inc. (b)	20,941	521,221
Electronic Arts, Inc.	45,286	6,544,733
Live Nation Entertainment, Inc. (a) (b)	26,456	3,454,624
Madison Square Garden Sports Corp. (a)	3,236	630,114
Netflix, Inc. (a)	77,732	72,487,422
Take-Two Interactive Software, Inc. (a)	29,399	6,092,943
TKO Group Holdings, Inc.	8,871	1,355,578
Walt Disney Co.	327,661	32,340,141
Warner Bros Discovery, Inc. (a) (b)	401,232	4,305,219
Warner Music Group Corp. Class A (b)	25,842	810,147
		128,542,142
FINANCIAL SERVICES — 4.8%
Apollo Global Management, Inc.	81,300	11,133,222
Berkshire Hathaway, Inc. Class B (a)	331,774	176,696,197
Corpay, Inc. (a)	13,615	4,747,823
Equitable Holdings, Inc.	58,250	3,034,242
Essent Group Ltd.	19,051	1,099,624
Euronet Worldwide, Inc. (a)	9,358	999,902
EVERTEC, Inc.	11,106	408,368
Fidelity National Information Services, Inc.	97,132	7,253,818
Fiserv, Inc. (a)	103,798	22,921,712
Global Payments, Inc.	47,631	4,664,027
HA Sustainable Infrastructure Capital, Inc. (b)	19,792	578,718
Jack Henry & Associates, Inc.	14,074	2,569,912
Security Description	Shares	Value
Jackson Financial, Inc. Class A	11,151	$934,231
Mastercard, Inc. Class A	147,188	80,676,687
MGIC Investment Corp.	50,634	1,254,711
Mr. Cooper Group, Inc. (a)	13,200	1,578,720
NCR Atleos Corp. (a)	12,195	321,704
NMI Holdings, Inc. (a)	11,523	415,404
Payoneer Global, Inc. (a)	37,594	274,812
PayPal Holdings, Inc. (a)	183,655	11,983,489
Radian Group, Inc.	29,029	959,989
Shift4 Payments, Inc. Class A (a) (b)	11,866	969,571
Visa, Inc. Class A	311,639	109,217,004
Voya Financial, Inc.	19,961	1,352,557
Walker & Dunlop, Inc.	5,432	463,676
Western Union Co. (b)	74,199	785,025
WEX, Inc. (a)	8,165	1,282,068
		448,577,213
FOOD PRODUCTS — 0.7%
Archer-Daniels-Midland Co.	83,390	4,003,554
B&G Foods, Inc. (b)	8,443	58,003
Bunge Global SA	27,479	2,099,945
Cal-Maine Foods, Inc. (b)	6,779	616,211
Campbell's Co.	38,941	1,554,525
Conagra Brands, Inc.	88,846	2,369,523
Darling Ingredients, Inc. (a)	30,175	942,667
Flowers Foods, Inc.	33,349	633,964
Fresh Del Monte Produce, Inc.	6,126	188,865
Freshpet, Inc. (a) (b)	9	748
General Mills, Inc.	95,821	5,729,138
Hershey Co.	27,132	4,640,386
Hormel Foods Corp.	52,385	1,620,792
Ingredion, Inc.	12,166	1,644,965
J&J Snack Foods Corp.	2,790	367,499
J.M. Smucker Co.	19,425	2,300,114
John B Sanfilippo & Son, Inc.	1,043	73,907
Kellanova	47,241	3,896,910
Kraft Heinz Co.	148,194	4,509,543
Lamb Weston Holdings, Inc.	27,303	1,455,250
Lancaster Colony Corp.	2,935	513,625
McCormick & Co., Inc.	45,819	3,771,362
Mondelez International, Inc. Class A	230,695	15,652,656
Pilgrim's Pride Corp. (a) (b)	9,139	498,167
Post Holdings, Inc. (a) (b)	9,285	1,080,403
Simply Good Foods Co. (a)	15,722	542,252
Tootsie Roll Industries, Inc. (b)	3,563	112,178
TreeHouse Foods, Inc. (a) (b)	10,272	278,268
Tyson Foods, Inc. Class A	53,603	3,420,407
WK Kellogg Co. (b)	1,262	25,152
		64,600,979
GAS UTILITIES — 0.1%
Atmos Energy Corp. (b)	27,349	4,227,608
Chesapeake Utilities Corp.	3,035	389,785
MDU Resources Group, Inc. (b)	37,682	637,203
National Fuel Gas Co.	16,249	1,286,758

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
New Jersey Resources Corp.	16,574	$813,121
Northwest Natural Holding Co.	6,131	261,916
ONE Gas, Inc.	9,950	752,121
Southwest Gas Holdings, Inc.	9,714	697,465
Spire, Inc.	9,638	754,174
UGI Corp. (b)	38,162	1,262,017
		11,082,168
GROUND TRANSPORTATION — 1.0%
ArcBest Corp.	5,258	371,110
Avis Budget Group, Inc. (a) (b)	3,496	265,346
CSX Corp.	341,653	10,054,848
Heartland Express, Inc.	9,265	85,423
Hertz Global Holdings, Inc. (a) (b)	29,207	115,076
JB Hunt Transport Services, Inc.	15,532	2,297,959
Knight-Swift Transportation Holdings, Inc.	31,747	1,380,677
Landstar System, Inc. (b)	6,918	1,039,084
Marten Transport Ltd.	10,278	141,014
Norfolk Southern Corp.	41,665	9,868,355
Old Dominion Freight Line, Inc.	33,069	5,471,266
RXO, Inc. (a) (b)	18,253	348,632
Ryder System, Inc.	8,166	1,174,353
Saia, Inc. (a) (b)	5,016	1,752,741
Schneider National, Inc. Class B (b)	6,812	155,654
Uber Technologies, Inc. (a)	377,742	27,522,282
Union Pacific Corp.	109,256	25,810,638
Werner Enterprises, Inc. (b)	10,188	298,508
XPO, Inc. (a)	21,423	2,304,686
		90,457,652
HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
Abbott Laboratories	313,434	41,577,020
Align Technology, Inc. (a)	13,319	2,115,856
Artivion, Inc. (a) (b)	6,655	163,580
Avanos Medical, Inc. (a)	8,872	127,136
Baxter International, Inc.	93,340	3,195,028
Becton Dickinson & Co.	52,800	12,094,368
Boston Scientific Corp. (a)	269,186	27,155,484
CONMED Corp. (b)	5,374	324,536
Cooper Cos., Inc. (a)	35,272	2,975,193
Dentsply Sirona, Inc.	40,116	599,333
Dexcom, Inc. (a)	71,057	4,852,482
Edwards Lifesciences Corp. (a)	111,112	8,053,398
Embecta Corp.	10,552	134,538
Enovis Corp. (a) (b)	6,881	262,923
Envista Holdings Corp. (a) (b)	29,498	509,135
GE HealthCare Technologies, Inc.	72,417	5,844,776
Glaukos Corp. (a) (b)	7,845	772,105
Globus Medical, Inc. Class A (a)	20,157	1,475,492
Haemonetics Corp. (a) (b)	9,002	572,077
Hologic, Inc. (a)	46,377	2,864,707
ICU Medical, Inc. (a)	3,199	444,213
IDEXX Laboratories, Inc. (a)	15,221	6,392,059
Security Description	Shares	Value
Inspire Medical Systems, Inc. (a) (b)	4,560	$726,317
Insulet Corp. (a)	12,975	3,407,365
Integer Holdings Corp. (a) (b)	5,888	694,843
Integra LifeSciences Holdings Corp. (a) (b)	13,144	289,037
Intuitive Surgical, Inc. (a)	64,903	32,144,509
Lantheus Holdings, Inc. (a) (b)	12,289	1,199,406
LeMaitre Vascular, Inc. (b)	3,028	254,049
LivaNova PLC (a)	9,645	378,856
Masimo Corp. (a) (b)	8,540	1,422,764
Medtronic PLC	231,460	20,798,996
Merit Medical Systems, Inc. (a) (b)	9,277	980,672
Neogen Corp. (a) (b)	32,702	283,526
Omnicell, Inc. (a)	6,975	243,846
Penumbra, Inc. (a) (b)	6,518	1,742,978
QuidelOrtho Corp. (a) (b)	11,072	387,188
ResMed, Inc.	26,741	5,985,973
Solventum Corp. (a)	25,596	1,946,320
STAAR Surgical Co. (a) (b)	8,361	147,404
STERIS PLC	18,281	4,143,389
Stryker Corp.	62,107	23,119,331
Tandem Diabetes Care, Inc. (a) (b)	11,352	217,504
Teleflex, Inc.	8,456	1,168,535
TransMedics Group, Inc. (a) (b)	6,064	407,986
UFP Technologies, Inc. (a) (b)	1,100	221,881
Zimmer Biomet Holdings, Inc.	37,962	4,296,539
		229,114,653
HEALTH CARE PROVIDERS & SERVICES — 2.4%
Acadia Healthcare Co., Inc. (a) (b)	16,531	501,220
AdaptHealth Corp. (a) (b)	17,632	191,131
Addus HomeCare Corp. (a) (b)	2,774	274,321
Amedisys, Inc. (a)	5,504	509,836
AMN Healthcare Services, Inc. (a)	7,825	191,400
Astrana Health, Inc. (a) (b)	3,950	122,490
Cardinal Health, Inc.	45,138	6,218,662
Cencora, Inc.	30,749	8,550,989
Centene Corp. (a)	88,523	5,374,231
Chemed Corp.	2,791	1,717,358
Cigna Group	50,375	16,573,375
Concentra Group Holdings Parent, Inc.	16,110	349,587
CorVel Corp. (a)	3,861	432,316
CVS Health Corp.	224,987	15,242,869
DaVita, Inc. (a)	9,898	1,514,097
Elevance Health, Inc.	41,725	18,148,706
Encompass Health Corp.	18,710	1,894,949
Ensign Group, Inc. (b)	9,687	1,253,498
HCA Healthcare, Inc.	33,373	11,532,040
HealthEquity, Inc. (a) (b)	13,963	1,233,910
Henry Schein, Inc. (a)	25,399	1,739,578
Hims & Hers Health, Inc. (a) (b)	34,564	1,021,366

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Humana, Inc.	22,579	$5,974,403
Labcorp Holdings, Inc.	15,693	3,652,389
McKesson Corp.	22,663	15,251,972
Molina Healthcare, Inc. (a)	10,962	3,610,773
National HealthCare Corp.	2,514	233,299
NeoGenomics, Inc. (a)	22,672	215,157
OmniAb, Inc. (a) (b) (e)	1,881	—
Option Care Health, Inc. (a)	32,967	1,152,197
Owens & Minor, Inc. (a) (b)	13,713	123,828
Patterson Cos., Inc.	16,127	503,808
Pediatrix Medical Group, Inc. (a)	16,068	232,825
Premier, Inc. Class A (b)	21,703	418,434
Privia Health Group, Inc. (a)	17,341	389,306
Progyny, Inc. (a)	15,221	340,037
Quest Diagnostics, Inc.	20,619	3,488,735
RadNet, Inc. (a) (b)	7,518	373,795
Select Medical Holdings Corp. (b)	19,794	330,560
Tenet Healthcare Corp. (a)	19,414	2,611,183
U.S. Physical Therapy, Inc.	2,618	189,439
UnitedHealth Group, Inc.	166,355	87,128,431
Universal Health Services, Inc. Class B	10,096	1,897,038
		222,705,538
HEALTH CARE REITs — 0.3%
Alexandria Real Estate Equities, Inc. REIT	28,618	2,647,451
CareTrust REIT, Inc.	18,679	533,846
Healthcare Realty Trust, Inc. REIT (b)	61,428	1,038,133
Healthpeak Properties, Inc. REIT	121,917	2,465,162
LTC Properties, Inc. REIT	7,550	267,648
Medical Properties Trust, Inc. REIT (b)	101,767	613,655
Omega Healthcare Investors, Inc. REIT (b)	42,918	1,634,317
Sabra Health Care REIT, Inc.	39,772	694,817
Universal Health Realty Income Trust REIT	1,908	78,152
Ventas, Inc. REIT	70,433	4,842,973
Welltower, Inc. REIT	110,687	16,958,355
		31,774,509
HEALTH CARE TECHNOLOGY — 0.0% (d)
Certara, Inc. (a)	19,491	192,961
Doximity, Inc. Class A (a)	21,995	1,276,370
HealthStream, Inc.	6,020	193,723
Schrodinger, Inc. (a) (b)	10,096	199,295
Simulations Plus, Inc. (b)	2,427	59,510
		1,921,859
HOTEL & RESORT REITs — 0.1%
Apple Hospitality REIT, Inc.	39,213	506,240
DiamondRock Hospitality Co. REIT	40,833	315,231
Host Hotels & Resorts, Inc. REIT	129,272	1,836,955
Security Description	Shares	Value
Park Hotels & Resorts, Inc. REIT (b)	43,505	$464,633
Pebblebrook Hotel Trust REIT (b)	23,758	240,669
Ryman Hospitality Properties, Inc. REIT (b)	10,912	997,793
Summit Hotel Properties, Inc. REIT	19,687	106,507
Sunstone Hotel Investors, Inc. REIT (b)	39,208	368,947
Xenia Hotels & Resorts, Inc. REIT	21,413	251,817
		5,088,792
HOTELS, RESTAURANTS & LEISURE — 2.2%
Airbnb, Inc. Class A (a)	78,497	9,377,252
Aramark (b)	48,244	1,665,383
BJ's Restaurants, Inc. (a) (b)	5,426	185,895
Bloomin' Brands, Inc. (b)	15,662	112,297
Booking Holdings, Inc.	5,992	27,604,605
Boyd Gaming Corp. (b)	14,500	954,535
Brinker International, Inc. (a)	7,360	1,097,008
Caesars Entertainment, Inc. (a)	37,967	949,175
Carnival Corp. (a)	186,109	3,634,709
Cava Group, Inc. (a)	14,700	1,270,227
Cheesecake Factory, Inc. (b)	7,796	379,353
Chipotle Mexican Grill, Inc. (a)	251,436	12,624,602
Choice Hotels International, Inc. (b)	5,384	714,888
Churchill Downs, Inc.	12,706	1,411,255
Cracker Barrel Old Country Store, Inc. (b)	4,382	170,109
Darden Restaurants, Inc.	22,019	4,574,667
Dave & Buster's Entertainment, Inc. (a) (b)	6,479	113,836
Domino's Pizza, Inc.	6,641	3,051,207
DoorDash, Inc. Class A (a)	61,666	11,270,695
Expedia Group, Inc.	23,660	3,977,246
Golden Entertainment, Inc.	3,483	91,916
Hilton Grand Vacations, Inc. (a) (b)	14,435	540,013
Hilton Worldwide Holdings, Inc.	43,827	9,972,834
Hyatt Hotels Corp. Class A (b)	8,425	1,032,063
Jack in the Box, Inc. (b)	3,872	105,280
Las Vegas Sands Corp.	67,484	2,606,907
Light & Wonder, Inc. (a)	16,681	1,444,741
Marriott International, Inc. Class A	41,497	9,884,585
Marriott Vacations Worldwide Corp. (b)	6,612	424,755
McDonald's Corp.	129,748	40,529,383
MGM Resorts International (a) (b)	49,695	1,472,960
Monarch Casino & Resort, Inc.	2,743	213,268
Norwegian Cruise Line Holdings Ltd. (a)	78,347	1,485,459
Papa John's International, Inc. (b)	6,687	274,702

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Penn Entertainment, Inc. (a) (b)	27,459	$447,856
Planet Fitness, Inc. Class A (a)	15,844	1,530,689
Royal Caribbean Cruises Ltd.	41,918	8,611,634
Sabre Corp. (a)	55,239	155,222
Shake Shack, Inc. Class A (a) (b)	6,469	570,372
Six Flags Entertainment Corp. (b)	8,489	302,803
Starbucks Corp.	203,800	19,990,742
Texas Roadhouse, Inc.	12,126	2,020,555
Travel & Leisure Co.	16,038	742,399
Vail Resorts, Inc. (b)	7,079	1,132,782
Wendy's Co. (b)	32,707	478,503
Wingstop, Inc.	5,556	1,253,322
Wyndham Hotels & Resorts, Inc.	15,175	1,373,489
Wynn Resorts Ltd. (b)	18,216	1,521,036
Yum! Brands, Inc.	51,109	8,042,512
		203,391,726
HOUSEHOLD DURABLES — 0.4%
Cavco Industries, Inc. (a)	1,887	980,542
Century Communities, Inc.	3,981	267,125
Champion Homes, Inc. (a)	150	14,214
DR Horton, Inc.	52,212	6,637,712
Dream Finders Homes, Inc. Class A (a) (b)	206	4,647
Ethan Allen Interiors, Inc. (b)	5,341	147,946
Garmin Ltd.	27,370	5,942,848
Green Brick Partners, Inc. (a)	4,706	274,407
Helen of Troy Ltd. (a)	4,974	266,059
Installed Building Products, Inc. (b)	4,204	720,818
KB Home	16,221	942,765
La-Z-Boy, Inc. (b)	8,559	334,571
Leggett & Platt, Inc.	24,368	192,751
Lennar Corp. Class A	40,375	4,634,242
LGI Homes, Inc. (a)	2,978	197,948
M/I Homes, Inc. (a)	4,102	468,366
Meritage Homes Corp.	13,018	922,716
Mohawk Industries, Inc. (a)	10,830	1,236,569
Newell Brands, Inc. (b)	70,500	437,100
NVR, Inc. (a)	529	3,832,282
PulteGroup, Inc.	39,433	4,053,712
Somnigroup International, Inc. (b)	34,286	2,053,046
Sonos, Inc. (a)	23,479	250,521
Taylor Morrison Home Corp. (a)	19,697	1,182,608
Toll Brothers, Inc.	20,929	2,209,893
TopBuild Corp. (a)	5,942	1,812,013
Tri Pointe Homes, Inc. (a)	17,660	563,707
Whirlpool Corp. (b)	10,136	913,558
		41,494,686
HOUSEHOLD PRODUCTS — 1.1%
Central Garden & Pet Co. (a) (b)	2,550	93,483
Central Garden & Pet Co. Class A (a)	10,020	327,955
Church & Dwight Co., Inc.	44,949	4,948,435
Security Description	Shares	Value
Clorox Co.	22,672	$3,338,452
Colgate-Palmolive Co.	146,497	13,726,769
Energizer Holdings, Inc.	10,749	321,610
Kimberly-Clark Corp.	62,242	8,852,057
Procter & Gamble Co.	423,512	72,174,915
WD-40 Co. (b)	2,629	641,476
		104,425,152
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	123,385	1,532,442
Clearway Energy, Inc. Class A	6,296	179,184
Clearway Energy, Inc. Class C (b)	15,158	458,833
Ormat Technologies, Inc. (b)	8,640	611,453
Vistra Corp.	63,333	7,437,827
		10,219,739
INDUSTRIAL CONGLOMERATES — 0.4%
3M Co.	97,447	14,311,067
Honeywell International, Inc.	117,363	24,851,615
		39,162,682
INDUSTRIAL REITs — 0.3%
EastGroup Properties, Inc. REIT	7,643	1,346,315
First Industrial Realty Trust, Inc. REIT	24,285	1,310,419
Innovative Industrial Properties, Inc. REIT (b)	4,505	243,675
LXP Industrial Trust REIT	48,985	423,720
Prologis, Inc. REIT	168,413	18,826,889
Rexford Industrial Realty, Inc. REIT (b)	38,189	1,495,099
STAG Industrial, Inc. REIT	33,132	1,196,728
Terreno Realty Corp. REIT	18,150	1,147,443
		25,990,288
INSURANCE — 2.6%
Aflac, Inc.	90,011	10,008,323
Allstate Corp.	48,154	9,971,249
American Financial Group, Inc.	12,694	1,667,230
American International Group, Inc.	104,735	9,105,661
AMERISAFE, Inc.	3,131	164,534
Aon PLC Class A	39,829	15,895,356
Arch Capital Group Ltd.	68,125	6,552,263
Arthur J Gallagher & Co.	45,360	15,660,086
Assurant, Inc.	9,583	2,010,034
Assured Guaranty Ltd.	9,907	872,807
Brighthouse Financial, Inc. (a)	9,864	572,013
Brown & Brown, Inc.	42,311	5,263,488
Chubb Ltd.	67,771	20,466,164
Cincinnati Financial Corp.	27,963	4,130,694
CNO Financial Group, Inc.	24,525	1,021,466
Employers Holdings, Inc.	6,150	311,436
Erie Indemnity Co. Class A	4,772	1,999,707
Everest Group Ltd.	7,754	2,817,261
Fidelity National Financial, Inc.	47,451	3,088,111

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
First American Financial Corp.	19,471	$1,277,882
Genworth Financial, Inc. (a)	86,132	610,676
Globe Life, Inc.	15,749	2,074,458
Goosehead Insurance, Inc. Class A (b)	4,524	534,103
Hanover Insurance Group, Inc.	6,548	1,139,025
Hartford Insurance Group, Inc.	50,156	6,205,802
HCI Group, Inc. (b)	1,186	176,987
Horace Mann Educators Corp. (b)	7,141	305,135
Kemper Corp.	10,473	700,120
Kinsale Capital Group, Inc. (b)	3,898	1,897,196
Lincoln National Corp.	32,355	1,161,868
Loews Corp.	33,872	3,113,176
Marsh & McLennan Cos., Inc.	88,009	21,476,836
Mercury General Corp.	5,066	283,189
MetLife, Inc.	104,253	8,370,473
Old Republic International Corp.	36,014	1,412,469
Palomar Holdings, Inc. (a)	3,865	529,814
Primerica, Inc.	6,315	1,796,807
Principal Financial Group, Inc.	40,772	3,439,934
ProAssurance Corp. (a)	11,480	268,058
Progressive Corp.	107,241	30,350,275
Prudential Financial, Inc.	66,613	7,439,340
Reinsurance Group of America, Inc.	12,094	2,381,309
RenaissanceRe Holdings Ltd.	9,395	2,254,800
RLI Corp.	15,362	1,234,029
Ryan Specialty Holdings, Inc. (b)	18,776	1,386,983
Safety Insurance Group, Inc.	3,019	238,139
Selective Insurance Group, Inc.	10,251	938,377
SiriusPoint Ltd. (a)	15,727	271,920
Stewart Information Services Corp. (b)	4,105	292,892
Travelers Cos., Inc.	41,997	11,106,527
Trupanion, Inc. (a) (b)	5,586	208,190
United Fire Group, Inc.	3,187	93,889
Unum Group	33,438	2,723,859
W.R. Berkley Corp.	58,198	4,141,370
Willis Towers Watson PLC	18,975	6,412,601
		239,826,391
INTERACTIVE MEDIA & SERVICES — 5.7%
Alphabet, Inc. Class A	1,055,645	163,244,943
Alphabet, Inc. Class C	858,603	134,139,547
Cargurus, Inc. (a)	16,003	466,167
Cars.com, Inc. (a)	11,640	131,183
IAC, Inc. (a)	12,900	592,626
Match Group, Inc.	50,520	1,576,224
Meta Platforms, Inc. Class A	396,467	228,507,720
QuinStreet, Inc. (a)	8,788	156,778
Shutterstock, Inc. (b)	4,233	78,861
TripAdvisor, Inc. (a) (b)	18,308	259,424
Yelp, Inc. (a)	10,769	398,776
Ziff Davis, Inc. (a) (b)	7,615	286,172
Security Description	Shares	Value
ZoomInfo Technologies, Inc. (a)	50,320	$503,200
		530,341,621
IT SERVICES — 1.1%
Accenture PLC Class A	113,020	35,266,761
Akamai Technologies, Inc. (a)	27,663	2,226,871
ASGN, Inc. (a)	9,152	576,759
Cognizant Technology Solutions Corp. Class A	92,754	7,095,681
DigitalOcean Holdings, Inc. (a) (b)	9,411	314,233
DXC Technology Co. (a)	35,397	603,519
EPAM Systems, Inc. (a)	10,440	1,762,689
Gartner, Inc. (a)	14,374	6,033,343
GoDaddy, Inc. Class A (a)	26,816	4,830,634
Grid Dynamics Holdings, Inc. (a)	11,224	175,656
International Business Machines Corp.	167,576	41,669,448
Kyndryl Holdings, Inc. (a)	33,690	1,057,866
VeriSign, Inc. (a)	13,818	3,507,976
		105,121,436
LEISURE EQUIPMENT & PRODUCTS — 0.0% (d)
Acushnet Holdings Corp. (b)	4,980	341,927
Brunswick Corp. (b)	12,599	678,456
Mattel, Inc. (a)	64,651	1,256,169
Polaris, Inc. (b)	10,681	437,280
Sturm Ruger & Co., Inc. (b)	3,101	121,838
Topgolf Callaway Brands Corp. (a) (b)	19,318	127,306
YETI Holdings, Inc. (a) (b)	14,442	478,030
		3,441,006
LEISURE PRODUCTS — 0.0% (d)
Hasbro, Inc.	24,076	1,480,433
LIFE SCIENCES TOOLS & SERVICES — 1.0%
Agilent Technologies, Inc.	53,633	6,273,988
Avantor, Inc. (a) (b)	124,645	2,020,496
Azenta, Inc. (a) (b)	10,876	376,745
BioLife Solutions, Inc. (a) (b)	5,672	129,549
Bio-Rad Laboratories, Inc. Class A (a)	3,452	840,769
Bio-Techne Corp.	29,131	1,707,951
Bruker Corp. (b)	18,599	776,322
Charles River Laboratories International, Inc. (a) (b)	9,127	1,373,796
Cytek Biosciences, Inc. (a) (b)	15,120	60,631
Danaher Corp.	116,407	23,863,435
Fortrea Holdings, Inc. (a)	17,493	132,072
Illumina, Inc. (a) (b)	29,186	2,315,617
IQVIA Holdings, Inc. (a)	30,500	5,377,150
Medpace Holdings, Inc. (a) (b)	4,411	1,343,988
Mesa Laboratories, Inc. (b)	570	67,636
Mettler-Toledo International, Inc. (a)	3,833	4,526,428
Repligen Corp. (a)	8,676	1,103,934
Revvity, Inc. (b)	23,433	2,479,211

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Sotera Health Co. (a) (b)	18,685	$217,867
Thermo Fisher Scientific, Inc.	69,234	34,450,839
Waters Corp. (a)	10,837	3,994,193
West Pharmaceutical Services, Inc.	13,574	3,038,947
		96,471,564
MACHINERY — 1.9%
AGCO Corp. (b)	11,262	1,042,523
Alamo Group, Inc. (b)	2,060	367,113
Albany International Corp. Class A	5,732	395,737
Astec Industries, Inc.	3,901	134,389
Caterpillar, Inc.	87,606	28,892,459
Chart Industries, Inc. (a) (b)	6,672	963,170
CNH Industrial NV (b)	143,140	1,757,759
Crane Co.	8,950	1,370,961
Cummins, Inc.	24,352	7,632,891
Deere & Co.	45,388	21,302,858
Donaldson Co., Inc.	23,041	1,545,129
Dover Corp.	26,272	4,615,465
Enerpac Tool Group Corp. (b)	11,696	524,683
Enpro, Inc. (b)	3,541	572,898
Esab Corp. (b)	10,457	1,218,241
ESCO Technologies, Inc.	5,016	798,146
Federal Signal Corp. (b)	11,213	824,716
Flowserve Corp.	24,870	1,214,651
Fortive Corp.	62,564	4,578,434
Franklin Electric Co., Inc.	7,505	704,569
Gates Industrial Corp. PLC (a)	34,470	634,593
Graco, Inc.	30,823	2,574,029
Greenbrier Cos., Inc. (b)	5,962	305,374
Hillenbrand, Inc. (b)	13,869	334,798
IDEX Corp.	13,990	2,531,770
Illinois Tool Works, Inc.	48,073	11,922,585
Ingersoll Rand, Inc.	74,376	5,952,311
ITT, Inc.	16,026	2,069,918
JBT Marel Corp.	8,420	1,028,924
Kadant, Inc. (b)	2,137	719,977
Kennametal, Inc. (b)	15,340	326,742
Lincoln Electric Holdings, Inc.	11,002	2,081,138
Lindsay Corp.	2,219	280,748
Middleby Corp. (a) (b)	10,592	1,609,772
Mueller Industries, Inc.	20,954	1,595,438
Mueller Water Products, Inc. Class A	30	763
Nordson Corp.	9,509	1,918,156
Oshkosh Corp.	12,454	1,171,672
Otis Worldwide Corp.	74,735	7,712,652
PACCAR, Inc.	95,012	9,251,318
Parker-Hannifin Corp.	22,937	13,942,255
Pentair PLC	30,707	2,686,248
Proto Labs, Inc. (a)	5,104	178,844
RBC Bearings, Inc. (a)	5,406	1,739,489
Snap-on, Inc.	10,112	3,407,845
SPX Technologies, Inc. (a)	8,373	1,078,275
Standex International Corp. (b)	2,800	451,892
Security Description	Shares	Value
Stanley Black & Decker, Inc.	28,811	$2,214,990
Tennant Co.	3,091	246,507
Terex Corp. (b)	13,367	505,005
Timken Co. (b)	12,491	897,728
Titan International, Inc. (a) (b)	11,316	94,941
Toro Co.	19,708	1,433,757
Trinity Industries, Inc.	15,277	428,673
Watts Water Technologies, Inc. Class A	5,282	1,077,105
Westinghouse Air Brake Technologies Corp.	32,791	5,946,648
Worthington Enterprises, Inc.	6,426	321,878
Xylem, Inc.	44,259	5,287,180
		176,418,730
MARINE — 0.0% (d)
Kirby Corp. (a)	10,232	1,033,534
Matson, Inc.	6,359	815,033
		1,848,567
MEDIA — 0.5%
Cable One, Inc. (b)	776	206,237
Charter Communications, Inc. Class A (a) (b)	18,368	6,769,159
Comcast Corp. Class A	688,404	25,402,108
EchoStar Corp. Class A (a) (b)	16,675	426,546
Fox Corp. Class A	35,083	1,985,698
Fox Corp. Class B	27,560	1,452,688
Interpublic Group of Cos., Inc.	71,976	1,954,868
John Wiley & Sons, Inc. Class A (b)	8,155	363,387
New York Times Co. Class A	27,008	1,339,597
News Corp. Class A	72,093	1,962,371
News Corp. Class B	22,279	676,613
Nexstar Media Group, Inc.	5,892	1,055,964
Omnicom Group, Inc.	36,234	3,004,161
Paramount Global Class B	89,446	1,069,774
Scholastic Corp.	6,106	115,281
TechTarget, Inc. (a) (b)	4,753	70,392
TEGNA, Inc.	40,007	728,928
Thryv Holdings, Inc. (a) (b)	3,512	44,989
		48,628,761
METALS & MINING — 0.5%
Alcoa Corp.	32,178	981,429
Alpha Metallurgical Resources, Inc. (a)	2,268	284,067
ATI, Inc. (a)	23,974	1,247,367
Carpenter Technology Corp.	9,153	1,658,340
Century Aluminum Co. (a)	9,238	171,457
Cleveland-Cliffs, Inc. (a) (b)	90,882	747,050
Commercial Metals Co.	22,207	1,021,744
Ferroglobe PLC (a) (e)	929	—
Freeport-McMoRan, Inc.	265,915	10,067,542
Kaiser Aluminum Corp.	3,101	187,983
Materion Corp.	3,155	257,448
Metallus, Inc. (a) (b)	4,404	58,837
MP Materials Corp. (a) (b)	15,102	368,640

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Newmont Corp.	211,875	$10,229,325
Nucor Corp.	40,732	4,901,689
Reliance, Inc.	10,568	3,051,510
Royal Gold, Inc.	11,762	1,923,205
Steel Dynamics, Inc.	28,296	3,539,264
SunCoke Energy, Inc.	7,528	69,258
U.S. Steel Corp.	39,873	1,685,033
Warrior Met Coal, Inc.	7,150	341,198
Worthington Steel, Inc.	6,430	162,872
		42,955,258
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.1%
Annaly Capital Management, Inc. REIT	87,447	1,776,049
Apollo Commercial Real Estate Finance, Inc. REIT (b)	22,690	217,143
Arbor Realty Trust, Inc. REIT (b)	33,552	394,236
ARMOUR Residential REIT, Inc.	3,145	53,780
Blackstone Mortgage Trust, Inc. Class A REIT (b)	31,762	635,240
Ellington Financial, Inc. REIT (b)	9,157	121,422
Franklin BSP Realty Trust, Inc. REIT (b)	8,033	102,340
KKR Real Estate Finance Trust, Inc. REIT	7,711	83,279
New York Mortgage Trust, Inc. REIT (b)	15,586	101,153
PennyMac Mortgage Investment Trust REIT (b)	18,339	268,666
Ready Capital Corp. REIT (b)	14,247	72,517
Redwood Trust, Inc. REIT (b)	21,534	130,711
Two Harbors Investment Corp. REIT	13,788	184,208
Starwood Property Trust, Inc. REIT (b)	57,301	1,132,841
		5,273,585
MULTI-UTILITIES — 0.6%
Ameren Corp.	46,032	4,621,613
Avista Corp.	13,061	546,864
Black Hills Corp.	11,538	699,780
CenterPoint Energy, Inc.	119,612	4,333,543
CMS Energy Corp.	52,557	3,947,556
Consolidated Edison, Inc.	63,392	7,010,521
Dominion Energy, Inc.	150,165	8,419,751
DTE Energy Co.	37,991	5,253,015
NiSource, Inc.	72,487	2,906,004
Northwestern Energy Group, Inc.	9,934	574,881
Public Service Enterprise Group, Inc.	92,277	7,594,397
Sempra	116,544	8,316,580
Unitil Corp.	2,708	156,224
WEC Energy Group, Inc.	57,568	6,273,761
		60,654,490
Security Description	Shares	Value
OFFICE REITs — 0.1%
Brandywine Realty Trust REIT (b)	32,008	$142,756
BXP, Inc. REIT	26,101	1,753,726
COPT Defense Properties REIT	21,726	592,468
Cousins Properties, Inc. REIT	27,671	816,294
Douglas Emmett, Inc. REIT (b)	30,459	487,344
Easterly Government Properties, Inc. REIT	11,967	126,850
Highwoods Properties, Inc. REIT	19,459	576,765
JBG SMITH Properties REIT (b)	19,815	319,220
Kilroy Realty Corp. REIT (b)	18,656	611,171
SL Green Realty Corp. REIT	12,789	737,925
Vornado Realty Trust REIT (b)	29,764	1,100,970
		7,265,489
OIL, GAS & CONSUMABLE FUELS — 3.3%
Antero Midstream Corp.	55,503	999,054
Antero Resources Corp. (a)	52,042	2,104,578
APA Corp.	64,888	1,363,946
California Resources Corp.	11,897	523,111
Chevron Corp.	302,325	50,575,949
Chord Energy Corp.	11,315	1,275,427
Civitas Resources, Inc.	15,559	542,853
CNX Resources Corp. (a)	29,022	913,613
Comstock Resources, Inc. (a) (b)	16,794	341,590
ConocoPhillips	228,916	24,040,758
Coterra Energy, Inc.	138,989	4,016,782
Crescent Energy Co. Class A (b)	28,082	315,642
CVR Energy, Inc. (b)	5,426	105,264
Devon Energy Corp.	117,744	4,403,626
Diamondback Energy, Inc.	31,920	5,103,370
Dorian LPG Ltd.	6,197	138,441
DT Midstream, Inc.	17,397	1,678,462
EOG Resources, Inc.	100,521	12,890,813
EQT Corp.	101,954	5,447,402
Expand Energy Corp.	35,877	3,993,828
Exxon Mobil Corp.	790,599	94,025,939
Hess Corp.	49,440	7,897,051
HF Sinclair Corp.	27,812	914,459
International Seaways, Inc. (b)	7,308	242,626
Kinder Morgan, Inc.	356,230	10,163,242
Magnolia Oil & Gas Corp. Class A (b)	34,006	858,992
Marathon Petroleum Corp.	59,515	8,670,740
Matador Resources Co.	20,022	1,022,924
Murphy Oil Corp.	27,207	772,679
Northern Oil & Gas, Inc. (b)	13,168	398,069
Occidental Petroleum Corp.	122,005	6,022,167
ONEOK, Inc.	107,156	10,632,018
Ovintiv, Inc.	46,661	1,997,091
Par Pacific Holdings, Inc. (a)	9,632	137,352
PBF Energy, Inc. Class A	20,929	399,535
Peabody Energy Corp.	20,240	274,252
Permian Resources Corp.	71,860	995,261
Phillips 66 Co.	74,486	9,197,531
Range Resources Corp.	48,498	1,936,525

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
REX American Resources Corp. (a)	907	$34,076
SM Energy Co.	21,924	656,624
Talos Energy, Inc. (a)	6,679	64,920
Targa Resources Corp.	38,322	7,682,411
Texas Pacific Land Corp. (b)	3,371	4,466,541
Valero Energy Corp.	56,618	7,477,539
Viper Energy, Inc.	11,732	529,700
Vital Energy, Inc. (a) (b)	2,463	52,265
Williams Cos., Inc.	222,155	13,275,983
World Kinect Corp. (b)	11,476	325,459
Core Natural Resources, Inc.	10,494	809,087
		312,707,567
PAPER & FOREST PRODUCTS — 0.0% (d)
Louisiana-Pacific Corp. (b)	11,958	1,099,897
Sylvamo Corp.	6,245	418,852
		1,518,749
PERSONAL CARE PRODUCTS — 0.2%
BellRing Brands, Inc. (a)	24,260	1,806,399
Coty, Inc. Class A (a) (b)	55,306	302,524
Edgewell Personal Care Co. (b)	10,014	312,537
elf Beauty, Inc. (a) (b)	10,158	637,821
Estee Lauder Cos., Inc. Class A	41,832	2,760,912
Interparfums, Inc. (b)	3,079	350,606
Kenvue, Inc.	351,411	8,426,836
USANA Health Sciences, Inc. (a) (b)	2,395	64,593
		14,662,228
PHARMACEUTICALS — 3.2%
Amphastar Pharmaceuticals, Inc. (a)	6,620	191,914
ANI Pharmaceuticals, Inc. (a)	1,043	69,829
Bristol-Myers Squibb Co.	372,964	22,747,074
Collegium Pharmaceutical, Inc. (a) (b)	1,764	52,655
Corcept Therapeutics, Inc. (a) (b)	18,710	2,137,056
Eli Lilly & Co.	142,514	117,703,738
Harmony Biosciences Holdings, Inc. (a)	4,510	149,687
Innoviva, Inc. (a)	11,273	204,379
Jazz Pharmaceuticals PLC (a)	10,536	1,308,044
Johnson & Johnson	436,746	72,429,957
Ligand Pharmaceuticals, Inc. (a) (b)	2,875	302,278
Merck & Co., Inc.	457,672	41,080,639
Organon & Co. (b)	46,336	689,943
Pacira BioSciences, Inc. (a) (b)	8,190	203,522
Perrigo Co. PLC	25,433	713,141
Pfizer, Inc.	1,038,677	26,320,075
Phibro Animal Health Corp. Class A	3,169	67,690
Prestige Consumer Healthcare, Inc. (a)	9,374	805,883
Spectrum Pharmaceuticals, Inc. (a)	22	2
Security Description	Shares	Value
Supernus Pharmaceuticals, Inc. (a) (b)	9,898	$324,159
Viatris, Inc.	220,442	1,920,050
Zoetis, Inc.	81,245	13,376,989
		302,798,704
PROFESSIONAL SERVICES — 0.8%
Amentum Holdings, Inc. (a) (b)	25,996	473,127
Automatic Data Processing, Inc.	73,357	22,412,764
Broadridge Financial Solutions, Inc.	21,355	5,177,733
CACI International, Inc. Class A (a) (b)	3,941	1,446,032
Concentrix Corp. (b)	7,888	438,888
CSG Systems International, Inc.	6,170	373,100
Dayforce, Inc. (a) (b)	28,513	1,663,163
Equifax, Inc.	22,118	5,387,060
ExlService Holdings, Inc. (a)	30,636	1,446,326
Exponent, Inc.	9,200	745,752
FTI Consulting, Inc. (a)	5,906	969,057
Genpact Ltd.	31,558	1,589,892
Heidrick & Struggles International, Inc. (b)	3,313	141,896
Insperity, Inc.	6,248	557,509
Jacobs Solutions, Inc.	23,996	2,900,876
KBR, Inc.	25,977	1,293,914
Korn Ferry	9,983	677,147
Leidos Holdings, Inc.	24,820	3,349,211
ManpowerGroup, Inc.	10,409	602,473
Maximus, Inc.	11,471	782,208
NV5 Global, Inc. (a)	9,112	175,588
Parsons Corp. (a)	6,190	366,510
Paychex, Inc.	58,434	9,015,198
Paycom Software, Inc.	8,711	1,903,179
Paylocity Holding Corp. (a)	7,184	1,345,851
Robert Half, Inc.	20,771	1,133,058
Science Applications International Corp.	10,278	1,153,911
Verisk Analytics, Inc.	26,266	7,817,287
Verra Mobility Corp. (a)	26,222	590,257
		75,928,967
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	51,709	6,762,503
CoStar Group, Inc. (a)	75,331	5,968,475
Cushman & Wakefield PLC (a)	30,706	313,815
eXp World Holdings, Inc. (b)	13,695	133,937
Jones Lang LaSalle, Inc. (a)	9,193	2,279,037
Kennedy-Wilson Holdings, Inc. (b)	21,704	188,391
Marcus & Millichap, Inc. (b)	4,657	160,434
St. Joe Co.	5,837	274,047
		16,080,639
RESIDENTIAL REITs — 0.3%
American Homes 4 Rent Class A REIT	58,533	2,213,133

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
AvalonBay Communities, Inc. REIT	25,346	$5,439,758
Camden Property Trust REIT	18,817	2,301,319
Centerspace REIT	1,413	91,492
Elme Communities REIT	16,348	284,455
Equity LifeStyle Properties, Inc. REIT	32,533	2,169,951
Equity Residential REIT	62,902	4,502,525
Essex Property Trust, Inc. REIT	11,612	3,559,891
Independence Realty Trust, Inc. REIT (b)	44,112	936,498
Invitation Homes, Inc. REIT	105,435	3,674,410
Mid-America Apartment Communities, Inc. REIT	21,253	3,561,578
NexPoint Residential Trust, Inc. REIT	3,494	138,118
UDR, Inc. REIT	54,940	2,481,640
Veris Residential, Inc. REIT	17,634	298,367
		31,653,135
RETAIL REITs — 0.3%
Acadia Realty Trust REIT	16,585	347,456
Agree Realty Corp. REIT (b)	18,582	1,434,345
Brixmor Property Group, Inc. REIT	55,145	1,464,100
Curbline Properties Corp. REIT	14,722	356,125
Federal Realty Investment Trust REIT	13,365	1,307,364
Getty Realty Corp. REIT (b)	6,988	217,886
Kimco Realty Corp. REIT	123,569	2,624,606
Kite Realty Group Trust REIT	40,704	910,548
Macerich Co. REIT	39,631	680,464
NNN REIT, Inc.	32,603	1,390,518
Phillips Edison & Co., Inc. REIT	21,792	795,190
Realty Income Corp. REIT	150,597	8,736,132
Regency Centers Corp. REIT	30,649	2,260,670
Saul Centers, Inc. REIT	3,166	114,198
Simon Property Group, Inc. REIT	54,387	9,032,593
SITE Centers Corp. REIT	7,361	94,515
Tanger, Inc. REIT	19,094	645,186
Urban Edge Properties REIT	21,544	409,336
Whitestone REIT	7,840	114,229
		32,935,461
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 9.3%
Advanced Micro Devices, Inc. (a)	291,433	29,941,826
Allegro MicroSystems, Inc. (a) (b)	12,830	322,418
Alpha & Omega Semiconductor Ltd. (a)	4,059	100,907
Amkor Technology, Inc.	19,474	351,700
Analog Devices, Inc.	91,350	18,422,554
Applied Materials, Inc.	145,767	21,153,707
Axcelis Technologies, Inc. (a) (b)	6,004	298,219
Broadcom, Inc.	848,210	142,015,800
CEVA, Inc. (a)	4,139	106,000
Cirrus Logic, Inc. (a)	10,817	1,077,968
Security Description	Shares	Value
Cohu, Inc. (a)	7,558	$111,178
Diodes, Inc. (a)	6,965	300,679
Enphase Energy, Inc. (a)	24,490	1,519,604
Entegris, Inc. (b)	27,430	2,399,576
First Solar, Inc. (a)	19,642	2,483,338
FormFactor, Inc. (a) (b)	14,144	400,134
Ichor Holdings Ltd. (a)	3,715	83,996
Impinj, Inc. (a) (b)	3,060	277,542
Intel Corp.	773,561	17,567,570
KLA Corp.	24,217	16,462,717
Kulicke & Soffa Industries, Inc. (b)	11,466	378,149
Lam Research Corp.	231,042	16,796,753
Lattice Semiconductor Corp. (a) (b)	24,853	1,303,540
MACOM Technology Solutions Holdings, Inc. (a)	9,192	922,693
MaxLinear, Inc. (a)	13,049	141,712
Microchip Technology, Inc.	97,746	4,731,884
Micron Technology, Inc.	201,458	17,504,686
MKS Instruments, Inc.	9,994	801,019
Monolithic Power Systems, Inc.	8,745	5,071,925
NVIDIA Corp.	4,436,228	480,798,391
NXP Semiconductors NV	47,267	8,983,566
ON Semiconductor Corp. (a)	79,832	3,248,364
Onto Innovation, Inc. (a)	8,366	1,015,130
PDF Solutions, Inc. (a)	5,727	109,443
Penguin Solutions, Inc. (a)	6,123	106,357
Photronics, Inc. (a)	11,963	248,352
Power Integrations, Inc.	9,568	483,184
Qorvo, Inc. (a)	17,755	1,285,640
QUALCOMM, Inc.	198,957	30,561,785
Rambus, Inc. (a)	21,507	1,113,525
Semtech Corp. (a)	11,997	412,697
Silicon Laboratories, Inc. (a)	5,848	658,309
SiTime Corp. (a) (b)	2,711	414,431
Skyworks Solutions, Inc.	30,300	1,958,289
SolarEdge Technologies, Inc. (a) (b)	9,596	155,263
Synaptics, Inc. (a)	6,803	433,487
Teradyne, Inc.	28,180	2,327,668
Texas Instruments, Inc.	166,645	29,946,106
Ultra Clean Holdings, Inc. (a)	7,099	151,990
Universal Display Corp.	8,056	1,123,651
Veeco Instruments, Inc. (a) (b)	9,214	185,017
Wolfspeed, Inc. (a) (b)	20,180	61,751
		868,832,190
SOFTWARE — 9.2%
A10 Networks, Inc.	11,307	184,756
ACI Worldwide, Inc. (a)	21,452	1,173,639
Adeia, Inc.	17,886	236,453
Adobe, Inc. (a)	78,279	30,022,345
Agilysys, Inc. (a) (b)	3,208	232,708
Alarm.com Holdings, Inc. (a)	7,802	434,181
ANSYS, Inc. (a)	15,919	5,039,319
Appfolio, Inc. Class A (a) (b)	3,823	840,678

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Autodesk, Inc. (a)	39,183	$10,258,109
Bill Holdings, Inc. (a) (b)	17,300	793,897
Blackbaud, Inc. (a)	9,105	564,965
BlackLine, Inc. (a)	9,276	449,144
Box, Inc. Class A (a) (b)	26,373	813,871
Cadence Design Systems, Inc. (a)	49,824	12,671,738
Cleanspark, Inc. (a) (b)	54	363
Clear Secure, Inc. Class A (b)	9,880	255,991
Commvault Systems, Inc. (a)	8,938	1,410,059
Crowdstrike Holdings, Inc. Class A (a)	42,268	14,902,851
Docusign, Inc. (a)	37,242	3,031,499
Dolby Laboratories, Inc. Class A	11,008	884,052
DoubleVerify Holdings, Inc. (a)	23,251	310,866
Dropbox, Inc. Class A (a)	49,805	1,330,292
Dynatrace, Inc. (a)	44,233	2,085,586
Fair Isaac Corp. (a)	4,382	8,081,109
Fortinet, Inc. (a)	116,879	11,250,772
Gen Digital, Inc.	107,502	2,853,103
Guidewire Software, Inc. (a)	15,208	2,849,371
InterDigital, Inc. (b)	5,578	1,153,251
Intuit, Inc.	50,332	30,903,345
LiveRamp Holdings, Inc. (a)	12,186	318,542
Manhattan Associates, Inc. (a)	11,495	1,989,095
MARA Holdings, Inc. (a) (b)	41,702	479,573
Microsoft Corp.	1,346,610	505,503,928
N-able, Inc. (a)	12,615	89,440
NCR Voyix Corp. (a) (b)	24,448	238,368
Oracle Corp.	289,555	40,482,685
Palantir Technologies, Inc. Class A (a)	372,329	31,424,568
Palo Alto Networks, Inc. (a)	118,678	20,251,214
Progress Software Corp. (b)	8,617	443,862
PTC, Inc. (a)	21,868	3,388,447
Qualys, Inc. (a)	6,019	757,973
Roper Technologies, Inc.	19,227	11,335,855
Salesforce, Inc.	173,094	46,451,506
ServiceNow, Inc. (a)	37,660	29,982,632
SolarWinds Corp.	9,665	178,126
Sprinklr, Inc. Class A (a) (b)	19,677	164,303
SPS Commerce, Inc. (a)	6,177	819,873
Synopsys, Inc. (a)	27,760	11,904,876
Teradata Corp. (a)	19,563	439,776
Tyler Technologies, Inc. (a)	7,519	4,371,471
Workday, Inc. Class A (a)	38,700	9,037,611
		865,072,037
SPECIALIZED REITs — 1.0%
American Tower Corp. REIT	85,055	18,507,968
Crown Castle, Inc. REIT	79,130	8,247,720
CubeSmart REIT	41,510	1,772,892
Digital Realty Trust, Inc. REIT	55,822	7,998,734
EPR Properties REIT (b)	13,706	721,073
Equinix, Inc. REIT	17,197	14,021,574
Extra Space Storage, Inc. REIT	37,783	5,610,398
Security Description	Shares	Value
Four Corners Property Trust, Inc. REIT (b)	13,628	$391,124
Gaming & Leisure Properties, Inc. REIT (b)	48,454	2,466,309
Iron Mountain, Inc. REIT	53,086	4,567,519
Lamar Advertising Co. Class A REIT	16,262	1,850,290
Millrose Properties, Inc. REIT (a)	22,929	607,848
National Storage Affiliates Trust REIT	14,091	555,185
Outfront Media, Inc. REIT (b)	20,375	328,852
PotlatchDeltic Corp. REIT (b)	12,565	566,933
Public Storage REIT	29,018	8,684,797
Rayonier, Inc. REIT (b)	27,525	767,397
Safehold, Inc. REIT (b)	6,141	114,960
SBA Communications Corp. REIT	19,910	4,380,399
Uniti Group, Inc. REIT	36,422	183,567
VICI Properties, Inc. REIT	183,968	6,001,036
Weyerhaeuser Co. REIT	136,087	3,984,627
		92,331,202
SPECIALTY RETAIL — 2.0%
Abercrombie & Fitch Co. Class A (a)	9,328	712,379
Academy Sports & Outdoors, Inc. (b)	15,774	719,452
Advance Auto Parts, Inc. (b)	12,135	475,813
American Eagle Outfitters, Inc. (b)	29,437	342,058
Asbury Automotive Group, Inc. (a) (b)	3,462	764,548
AutoNation, Inc. (a)	5,044	816,724
AutoZone, Inc. (a)	2,973	11,335,395
Bath & Body Works, Inc.	43,521	1,319,557
Best Buy Co., Inc.	36,981	2,722,171
Boot Barn Holdings, Inc. (a)	3,871	415,862
Buckle, Inc.	5,369	205,740
Burlington Stores, Inc. (a)	11,872	2,829,454
Caleres, Inc. (b)	8,640	148,867
CarMax, Inc. (a)	30,282	2,359,573
Chewy, Inc. Class A (a)	29,948	973,609
Dick's Sporting Goods, Inc. (b)	11,768	2,371,958
Five Below, Inc. (a)	10,221	765,808
Floor & Decor Holdings, Inc. Class A (a)	19,569	1,574,717
Foot Locker, Inc. (a)	17,940	252,954
GameStop Corp. Class A (a) (b)	44,450	992,124
Gap, Inc. (b)	38,639	796,350
Group 1 Automotive, Inc. (b)	2,599	992,688
Guess?, Inc. (b)	6,665	73,782
Home Depot, Inc.	180,110	66,008,514
Lithia Motors, Inc.	5,279	1,549,598
Lowe's Cos., Inc.	102,862	23,990,504
MarineMax, Inc. (a) (b)	3,239	69,639
Monro, Inc.	6,280	90,872
Murphy USA, Inc. (b)	3,113	1,462,519

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
National Vision Holdings, Inc. (a)	14,966	$191,265
ODP Corp. (a) (b)	7,897	113,164
O'Reilly Automotive, Inc. (a)	10,308	14,767,035
Penske Automotive Group, Inc.	4,269	614,651
RH (a)	2,872	673,226
Ross Stores, Inc.	61,254	7,827,649
Sally Beauty Holdings, Inc. (a)	23,618	213,271
Shoe Carnival, Inc. (b)	4,405	96,866
Signet Jewelers Ltd. (b)	9,401	545,822
Sonic Automotive, Inc. Class A (b)	4,112	234,220
TJX Cos., Inc.	203,743	24,815,897
Tractor Supply Co.	99,590	5,487,409
Ulta Beauty, Inc. (a)	8,962	3,284,931
Upbound Group, Inc.	7,492	179,508
Urban Outfitters, Inc. (a)	12,107	634,407
Valvoline, Inc. (a)	25,382	883,547
Victoria's Secret & Co. (a) (b)	14,317	266,010
Williams-Sonoma, Inc.	23,594	3,730,211
		191,692,318
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.7%
Apple, Inc.	2,721,262	604,473,928
Corsair Gaming, Inc. (a) (b)	6,315	55,951
Dell Technologies, Inc. Class C	50,823	4,632,516
Hewlett Packard Enterprise Co.	235,988	3,641,295
HP, Inc.	160,328	4,439,482
NetApp, Inc.	38,270	3,361,637
Pure Storage, Inc. Class A (a)	53,947	2,388,234
Sandisk Corp. (a)	19,055	907,209
Seagate Technology Holdings PLC	36,669	3,115,031
Super Micro Computer, Inc. (a) (b)	84,986	2,909,921
Western Digital Corp. (a)	57,127	2,309,645
Xerox Holdings Corp. (b)	28,305	136,713
		632,371,562
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Capri Holdings Ltd. (a) (b)	21,395	422,123
Carter's, Inc. (b)	8,007	327,486
Columbia Sportswear Co. (b)	5,796	438,699
Crocs, Inc. (a) (b)	12,137	1,288,950
Deckers Outdoor Corp. (a)	27,290	3,051,295
G-III Apparel Group Ltd. (a)	9,110	249,159
Hanesbrands, Inc. (a)	63,556	366,718
Kontoor Brands, Inc.	8,603	551,710
Lululemon Athletica, Inc. (a)	21,202	6,001,438
NIKE, Inc. Class B	215,812	13,699,746
Oxford Industries, Inc. (b)	3,079	180,645
PVH Corp.	11,090	716,858
Ralph Lauren Corp.	7,375	1,627,958
Skechers USA, Inc. Class A (a)	23,700	1,345,686
Steven Madden Ltd. (b)	14,260	379,886
Tapestry, Inc.	39,944	2,812,457
Security Description	Shares	Value
Under Armour, Inc. Class A (a) (b)	36,497	$228,106
Under Armour, Inc. Class C (a) (b)	35,881	213,492
VF Corp. (b)	58,891	913,988
Wolverine World Wide, Inc. (b)	14,723	204,797
		35,021,197
TOBACCO — 0.7%
Altria Group, Inc.	306,880	18,418,938
Philip Morris International, Inc.	280,240	44,482,495
Universal Corp. (b)	3,416	191,467
		63,092,900
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Air Lease Corp. (b)	19,016	918,663
Applied Industrial Technologies, Inc.	7,521	1,694,782
Boise Cascade Co.	7,148	701,147
Core & Main, Inc. Class A (a) (b)	23,073	1,114,657
DNOW, Inc. (a)	13,507	230,699
DXP Enterprises, Inc. (a)	2,892	237,896
Fastenal Co.	104,921	8,136,623
GATX Corp. (b)	6,156	955,842
GMS, Inc. (a)	6,929	506,995
MSC Industrial Direct Co., Inc. Class A (b)	8,492	659,574
Rush Enterprises, Inc. Class A	11,232	599,901
United Rentals, Inc.	11,601	7,270,347
Watsco, Inc. (b)	5,926	3,012,186
WESCO International, Inc.	8,324	1,292,717
WW Grainger, Inc.	8,214	8,114,036
		35,446,065
WATER UTILITIES — 0.1%
American States Water Co.	6,416	504,811
American Water Works Co., Inc.	35,781	5,278,413
California Water Service Group	9,688	469,480
Essential Utilities, Inc.	41,533	1,641,799
Middlesex Water Co.	3,069	196,723
SJW Group	5,008	273,888
		8,365,114
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Gogo, Inc. (a) (b)	12,195	105,121
NII Holdings, Inc. (a) (b)	11,225	1,459
Telephone & Data Systems, Inc.	19,331	748,883
T-Mobile U.S., Inc.	88,246	23,536,091
		24,391,554
TOTAL COMMON STOCKS (Cost $6,654,219,754)		9,339,755,170
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (f) (g)	18,508,349	18,508,349

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c) (h)	75,734,938	$75,734,938
TOTAL SHORT-TERM INVESTMENTS (Cost $94,243,287)		94,243,287
TOTAL INVESTMENTS — 100.7% (Cost $6,748,463,041)		9,433,998,457
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(69,320,525)
NET ASSETS — 100.0%		$9,364,677,932
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2025, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2025.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At March 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	67	06/20/2025	$18,968,992	$18,938,388	$(30,604)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$9,339,753,709	$1,461	$0(a)	$9,339,755,170
Short-Term Investments	94,243,287	—	—	94,243,287
TOTAL INVESTMENTS	$9,433,996,996	$1,461	$0	$9,433,998,457
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(30,604)	$—	$—	$(30,604)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(30,604)	$—	$—	$(30,604)
(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2025.
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Corp.	54,943	$4,065,782	$414,207	$798,722	$88,795	$818,619	51,253	$4,588,681	$118,719
State Street Institutional Liquid Reserves Fund, Premier Class	5,175,258	5,176,810	22,788,973	27,965,783	266	(266)	—	—	95,211
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	134,755,460	116,247,111	—	—	18,508,349	18,508,349	367,837
State Street Navigator Securities Lending Portfolio II	52,623,778	52,623,778	468,137,986	445,026,826	—	—	75,734,938	75,734,938	118,826
Total		$61,866,370	$626,096,626	$590,038,442	$89,061	$818,353		$98,831,968	$700,593
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.2%
General Dynamics Corp.	109	$29,711
Huntington Ingalls Industries, Inc.	15	3,061
L3Harris Technologies, Inc.	78	16,326
Lockheed Martin Corp.	89	39,757
Northrop Grumman Corp.	55	28,161
		117,016
AIR FREIGHT & LOGISTICS — 0.7%
CH Robinson Worldwide, Inc.	48	4,915
Expeditors International of Washington, Inc.	58	6,975
FedEx Corp.	99	24,134
United Parcel Service, Inc. Class B	295	32,447
		68,471
AUTO COMPONENTS — 0.0% (a)
LCI Industries	26	2,273
AUTOMOBILES — 0.0% (a)
Thor Industries, Inc.	53	4,018
BANKS — 8.3%
Associated Banc-Corp.	144	3,244
Atlantic Union Bankshares Corp.	86	2,678
Bank of America Corp.	5,927	247,334
Bank of Hawaii Corp.	36	2,483
Bank OZK	85	3,693
BankUnited, Inc.	66	2,273
Banner Corp.	30	1,913
Cadence Bank	168	5,101
Cathay General Bancorp	68	2,926
Citigroup, Inc.	1,539	109,254
Citizens Financial Group, Inc.	379	15,528
Columbia Banking System, Inc.	190	4,739
Comerica, Inc.	120	7,087
Community Financial System, Inc.	46	2,616
Cullen/Frost Bankers, Inc.	57	7,136
CVB Financial Corp.	127	2,344
Fifth Third Bancorp	600	23,520
First Financial Bancorp	86	2,148
First Hawaiian, Inc.	118	2,884
First Horizon Corp.	473	9,186
FNB Corp.	320	4,304
Fulton Financial Corp.	159	2,876
Glacier Bancorp, Inc.	105	4,643
Hancock Whitney Corp.	75	3,934
Home BancShares, Inc.	164	4,636
Huntington Bancshares, Inc.	1,286	19,303
Independent Bank Corp.	38	2,381
KeyCorp	898	14,359
M&T Bank Corp.	146	26,098
NBT Bancorp, Inc.	44	1,888
Old National Bancorp	280	5,933
Park National Corp.	13	1,968
PNC Financial Services Group, Inc.	362	63,629
Prosperity Bancshares, Inc.	84	5,995
Security Description	Shares	Value
Provident Financial Services, Inc.	122	$2,095
Regions Financial Corp.	817	17,753
Renasant Corp.	57	1,934
Simmons First National Corp. Class A	116	2,382
Synovus Financial Corp.	123	5,749
Truist Financial Corp.	1,143	47,034
Trustmark Corp.	56	1,931
U.S. Bancorp	1,437	60,670
United Bankshares, Inc.	123	4,264
United Community Banks, Inc.	109	3,066
Valley National Bancorp	396	3,520
WaFd, Inc.	82	2,344
Webster Financial Corp.	150	7,733
Zions Bancorp NA	127	6,332
		786,841
BEVERAGES — 2.4%
Coca-Cola Co.	1,812	129,775
PepsiCo, Inc.	651	97,611
		227,386
BIOTECHNOLOGY — 2.8%
AbbVie, Inc.	709	148,549
Amgen, Inc.	194	60,441
Gilead Sciences, Inc.	478	53,560
		262,550
BUILDING PRODUCTS — 0.4%
A.O. Smith Corp.	49	3,203
Allegion PLC	36	4,697
Johnson Controls International PLC	276	22,110
Masco Corp.	84	5,841
Owens Corning	33	4,713
		40,564
CAPITAL MARKETS — 2.7%
Bank of New York Mellon Corp.	608	50,993
Cohen & Steers, Inc.	26	2,086
Federated Hermes, Inc.	77	3,139
Franklin Resources, Inc. (b)	292	5,621
Janus Henderson Group PLC	117	4,230
Morgan Stanley	1,065	124,254
Northern Trust Corp.	171	16,869
State Street Corp. (c)	271	24,263
T. Rowe Price Group, Inc.	205	18,833
Virtu Financial, Inc. Class A	69	2,630
		252,918
CHEMICALS — 1.3%
Air Products & Chemicals, Inc.	153	45,123
Albemarle Corp.	87	6,266
Ashland, Inc.	37	2,194
Avient Corp.	68	2,527
Cabot Corp.	44	3,658
CF Industries Holdings, Inc.	129	10,081
Chemours Co.	99	1,339
Eastman Chemical Co.	88	7,754
FMC Corp.	83	3,502

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
LyondellBasell Industries NV Class A	191	$13,446
NewMarket Corp.	7	3,965
Olin Corp.	93	2,254
PPG Industries, Inc.	173	18,918
Scotts Miracle-Gro Co.	29	1,592
Sensient Technologies Corp.	30	2,233
		124,852
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	26	1,231
Brady Corp. Class A	19	1,342
HNI Corp.	21	931
RB Global, Inc.	78	7,824
Waste Management, Inc.	150	34,727
		46,055
COMMUNICATIONS EQUIPMENT — 5.4%
Cisco Systems, Inc.	7,872	485,781
Juniper Networks, Inc.	656	23,741
		509,522
CONSUMER FINANCE — 0.1%
Ally Financial, Inc.	236	8,607
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.3%
Dollar General Corp.	107	9,408
Target Corp.	208	21,707
		31,115
CONTAINERS & PACKAGING — 0.4%
Amcor PLC	1,071	10,389
Avery Dennison Corp.	61	10,856
Packaging Corp. of America	64	12,673
Sealed Air Corp.	106	3,064
Sonoco Products Co.	76	3,590
		40,572
DISTRIBUTORS — 0.2%
Genuine Parts Co.	146	17,394
DIVERSIFIED CONSUMER SERVICES — 0.1%
H&R Block, Inc.	145	7,962
Strategic Education, Inc.	25	2,099
		10,061
DIVERSIFIED TELECOMMUNICATION SERVICES — 9.4%
Cogent Communications Holdings, Inc.	195	11,955
Verizon Communications, Inc.	19,396	879,803
		891,758
ELECTRIC UTILITIES — 1.8%
ALLETE, Inc.	30	1,971
American Electric Power Co., Inc.	270	29,503
Duke Energy Corp.	410	50,008
Edison International	283	16,674
Evergy, Inc.	121	8,343
Eversource Energy	202	12,546
Exelon Corp.	520	23,962
FirstEnergy Corp.	281	11,358
OGE Energy Corp.	104	4,780
Security Description	Shares	Value
Pinnacle West Capital Corp.	60	$5,715
Portland General Electric Co.	60	2,676
		167,536
ELECTRICAL EQUIPMENT — 0.4%
Emerson Electric Co.	231	25,327
Rockwell Automation, Inc.	48	12,402
		37,729
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.1%
Avnet, Inc.	174	8,368
CDW Corp.	245	39,264
Corning, Inc.	1,410	64,550
TE Connectivity PLC	577	81,541
Vishay Intertechnology, Inc.	233	3,705
		197,428
FINANCIAL SERVICES — 0.2%
HA Sustainable Infrastructure Capital, Inc.	108	3,158
Radian Group, Inc.	132	4,365
Voya Financial, Inc.	88	5,963
Western Union Co.	326	3,449
		16,935
FOOD PRODUCTS — 1.3%
Archer-Daniels-Midland Co.	221	10,610
Bunge Global SA	64	4,891
Campbell's Co. (b)	98	3,912
Conagra Brands, Inc.	239	6,374
Flowers Foods, Inc.	94	1,787
General Mills, Inc.	270	16,143
Hershey Co.	76	12,998
Hormel Foods Corp.	135	4,177
J.M. Smucker Co.	52	6,158
Mondelez International, Inc. Class A	640	43,424
Tyson Foods, Inc. Class A	133	8,487
		118,961
GAS UTILITIES — 0.1%
New Jersey Resources Corp.	53	2,600
ONE Gas, Inc.	30	2,268
Spire, Inc.	30	2,347
UGI Corp.	108	3,572
		10,787
GROUND TRANSPORTATION — 1.1%
CSX Corp.	811	23,868
Norfolk Southern Corp.	91	21,553
Ryder System, Inc.	17	2,445
Union Pacific Corp.	240	56,698
Werner Enterprises, Inc.	25	732
		105,296
HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Abbott Laboratories	605	80,253
Becton Dickinson & Co.	103	23,593
Dentsply Sirona, Inc.	74	1,106

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Medtronic PLC	433	$38,909
		143,861
HEALTH CARE PROVIDERS & SERVICES — 3.1%
Cardinal Health, Inc.	84	11,573
Cigna Group	100	32,900
CVS Health Corp.	394	26,693
Elevance Health, Inc.	82	35,667
Patterson Cos., Inc.	29	906
Quest Diagnostics, Inc.	41	6,937
UnitedHealth Group, Inc.	336	175,980
		290,656
HEALTH CARE REITs — 0.3%
Alexandria Real Estate Equities, Inc. REIT	132	12,211
CareTrust REIT, Inc.	168	4,801
Omega Healthcare Investors, Inc. REIT	244	9,292
		26,304
HOTELS, RESTAURANTS & LEISURE — 4.2%
McDonald's Corp.	772	241,150
Starbucks Corp.	1,113	109,174
Yum! Brands, Inc.	308	48,467
		398,791
HOUSEHOLD DURABLES — 0.1%
Whirlpool Corp.	50	4,507
HOUSEHOLD PRODUCTS — 0.3%
Energizer Holdings, Inc.	30	898
Kimberly-Clark Corp.	157	22,328
		23,226
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	427	5,303
INDUSTRIAL CONGLOMERATES — 0.6%
Honeywell International, Inc.	283	59,925
INDUSTRIAL REITs — 0.1%
Rexford Industrial Realty, Inc. REIT	186	7,282
STAG Industrial, Inc. REIT	158	5,707
		12,989
INSURANCE — 1.5%
American Financial Group, Inc.	68	8,931
Fidelity National Financial, Inc.	235	15,294
First American Financial Corp.	97	6,366
Lincoln National Corp.	152	5,458
MetLife, Inc.	516	41,430
Old Republic International Corp.	218	8,550
Principal Financial Group, Inc.	185	15,608
Prudential Financial, Inc.	336	37,525
		139,162
IT SERVICES — 9.9%
Accenture PLC Class A	1,260	393,170
Cognizant Technology Solutions Corp. Class A	994	76,041
Security Description	Shares	Value
International Business Machines Corp.	1,877	$466,735
		935,946
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	66	3,554
Polaris, Inc.	58	2,375
		5,929
LEISURE PRODUCTS — 0.1%
Hasbro, Inc.	134	8,240
MACHINERY — 2.3%
Albany International Corp. Class A	13	897
Caterpillar, Inc.	186	61,343
Cummins, Inc.	56	17,553
Deere & Co.	96	45,057
Donaldson Co., Inc.	48	3,219
Flowserve Corp.	50	2,442
Graco, Inc.	71	5,929
Hillenbrand, Inc.	26	628
IDEX Corp.	31	5,610
Illinois Tool Works, Inc.	112	27,777
Kennametal, Inc.	33	703
Lincoln Electric Holdings, Inc.	23	4,351
Nordson Corp.	22	4,438
Oshkosh Corp.	27	2,540
PACCAR, Inc.	212	20,642
Snap-on, Inc.	22	7,414
Stanley Black & Decker, Inc.	59	4,536
Timken Co.	25	1,797
Toro Co.	40	2,910
Trinity Industries, Inc.	31	870
		220,656
MEDIA — 0.7%
Interpublic Group of Cos., Inc.	1,656	44,977
Nexstar Media Group, Inc.	132	23,657
		68,634
METALS & MINING — 0.2%
Nucor Corp.	172	20,699
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.1%
Arbor Realty Trust, Inc. REIT (b)	182	2,138
Starwood Property Trust, Inc. REIT (b)	296	5,852
		7,990
MULTI-UTILITIES — 0.6%
Avista Corp.	44	1,842
Black Hills Corp.	40	2,426
Consolidated Edison, Inc.	184	20,349
DTE Energy Co.	113	15,624
Northwestern Energy Group, Inc.	32	1,852
WEC Energy Group, Inc.	164	17,873
		59,966
OFFICE REITs — 0.2%
BXP, Inc. REIT	130	8,735
Cousins Properties, Inc. REIT	149	4,395

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Highwoods Properties, Inc. REIT	98	$2,905
Kilroy Realty Corp. REIT (b)	98	3,210
		19,245
OIL, GAS & CONSUMABLE FUELS — 3.5%
Chevron Corp.	465	77,790
Coterra Energy, Inc.	193	5,578
EOG Resources, Inc.	155	19,877
Exxon Mobil Corp.	1,298	154,371
Kinder Morgan, Inc.	519	14,807
ONEOK, Inc.	166	16,470
Phillips 66 Co.	114	14,077
Valero Energy Corp.	82	10,830
Williams Cos., Inc.	328	19,601
		333,401
PERSONAL CARE PRODUCTS — 0.2%
Kenvue, Inc.	908	21,774
PHARMACEUTICALS — 3.7%
Bristol-Myers Squibb Co.	733	44,706
Johnson & Johnson	911	151,080
Merck & Co., Inc.	1,014	91,016
Organon & Co.	92	1,370
Perrigo Co. PLC	54	1,514
Pfizer, Inc.	2,226	56,407
		346,093
PROFESSIONAL SERVICES — 1.1%
Automatic Data Processing, Inc.	174	53,162
Broadridge Financial Solutions, Inc.	47	11,396
Genpact Ltd.	65	3,275
Insperity, Inc.	15	1,338
Korn Ferry	21	1,424
ManpowerGroup, Inc.	20	1,158
Maximus, Inc.	25	1,705
Paychex, Inc.	131	20,211
Robert Half, Inc.	44	2,400
Science Applications International Corp.	22	2,470
		98,539
RETAIL REITs — 0.6%
Agree Realty Corp. REIT	89	6,870
NNN REIT, Inc.	172	7,336
Realty Income Corp. REIT	775	44,957
		59,163
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 10.0%
Analog Devices, Inc.	1,009	203,485
Microchip Technology, Inc.	1,127	54,558
Power Integrations, Inc.	117	5,909
QUALCOMM, Inc.	2,060	316,437
Skyworks Solutions, Inc.	321	20,746
Texas Instruments, Inc.	1,915	344,125
		945,260
SOFTWARE — 0.4%
Dolby Laboratories, Inc. Class A	121	9,717
Security Description	Shares	Value
Gen Digital, Inc.	1,116	$29,619
		39,336
SPECIALIZED REITs — 1.0%
CubeSmart REIT	206	8,798
Extra Space Storage, Inc. REIT	185	27,471
Four Corners Property Trust, Inc. REIT	84	2,411
National Storage Affiliates Trust REIT	65	2,561
PotlatchDeltic Corp. REIT	59	2,662
Public Storage REIT	146	43,696
Rayonier, Inc. REIT	119	3,318
		90,917
SPECIALTY RETAIL — 5.5%
Best Buy Co., Inc.	208	15,311
Dick's Sporting Goods, Inc.	56	11,287
Home Depot, Inc.	988	362,092
Lowe's Cos., Inc.	567	132,242
		520,932
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.7%
Hewlett Packard Enterprise Co.	2,347	36,214
HP, Inc.	2,009	55,629
NetApp, Inc.	389	34,170
Seagate Technology Holdings PLC	348	29,563
		155,576
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
NIKE, Inc. Class B	1,304	82,778
TOBACCO — 1.7%
Altria Group, Inc.	784	47,056
Philip Morris International, Inc.	684	108,571
		155,627
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Air Lease Corp.	46	2,222
Fastenal Co.	232	17,992
GATX Corp.	14	2,174
MSC Industrial Direct Co., Inc. Class A	17	1,320
Watsco, Inc.	14	7,116
		30,824
WATER UTILITIES — 0.1%
Essential Utilities, Inc.	148	5,850
TOTAL COMMON STOCKS (Cost $9,096,497)		9,434,744
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (d) (e)	20,430	20,430

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c) (f)	20,177	$20,177
TOTAL SHORT-TERM INVESTMENTS (Cost $40,607)		40,607
TOTAL INVESTMENTS — 100.3% (Cost $9,137,104)		9,475,351
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(24,849)
NET ASSETS — 100.0%		$9,450,502
(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2025.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$9,434,744	$—	$—	$9,434,744
Short-Term Investments	40,607	—	—	40,607
TOTAL INVESTMENTS	$9,475,351	$—	$—	$9,475,351

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Corp.	206	$15,244	$17,491	$11,405	$1,242	$1,691	271	$24,263	$490
State Street Institutional Liquid Reserves Fund, Premier Class	10,652	10,656	24,020	34,676	1	(1)	—	—	143
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	294,681	274,251	—	—	20,430	20,430	514
State Street Navigator Securities Lending Portfolio II	—	—	230,420	210,243	—	—	20,177	20,177	10
Total		$25,900	$566,612	$530,575	$1,243	$1,690		$64,870	$1,157
See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.0%
BWX Technologies, Inc.	7,826	$772,035
Curtiss-Wright Corp.	2,432	771,601
Huntington Ingalls Industries, Inc.	7,491	1,528,464
Northrop Grumman Corp.	3,294	1,686,561
Textron, Inc.	13,054	943,151
Woodward, Inc.	1,496	273,005
		5,974,817
AIR FREIGHT & LOGISTICS — 0.8%
CH Robinson Worldwide, Inc.	6,100	624,640
Expeditors International of Washington, Inc.	19,008	2,285,712
FedEx Corp.	5,591	1,362,974
GXO Logistics, Inc. (a)	8,873	346,757
		4,620,083
AIRLINES — 0.5%
Alaska Air Group, Inc. (a)	8,600	423,292
Southwest Airlines Co.	67,604	2,270,142
		2,693,434
AUTO COMPONENTS — 0.6%
BorgWarner, Inc.	49,976	1,431,812
Gentex Corp.	50,850	1,184,805
Lear Corp.	8,463	746,606
		3,363,223
AUTOMOBILES — 0.0% (b)
Harley-Davidson, Inc.	6,230	157,308
BANKS — 0.3%
Bank OZK	6,196	269,216
Commerce Bancshares, Inc.	6,142	382,217
First Citizens BancShares, Inc. Class A	444	823,229
First Hawaiian, Inc.	4,807	117,483
Prosperity Bancshares, Inc.	4,352	310,602
		1,902,747
BEVERAGES — 0.7%
Boston Beer Co., Inc. Class A (a)	683	163,128
Brown-Forman Corp. Class A (c)	2,556	85,549
Brown-Forman Corp. Class B	7,791	264,427
Coca-Cola Consolidated, Inc.	610	823,500
Molson Coors Beverage Co. Class B	24,619	1,498,559
Monster Beverage Corp. (a)	19,174	1,122,062
		3,957,225
BIOTECHNOLOGY — 2.2%
Exelixis, Inc. (a)	32,320	1,193,255
Gilead Sciences, Inc.	57,247	6,414,526
Incyte Corp. (a)	31,609	1,913,925
Neurocrine Biosciences, Inc. (a)	5,429	600,447
United Therapeutics Corp. (a)	9,564	2,948,294
		13,070,447
Security Description	Shares	Value
BROADLINE RETAIL — 0.8%
eBay, Inc.	61,984	$4,198,177
Ollie's Bargain Outlet Holdings, Inc. (a)	2,273	264,486
		4,462,663
BUILDING PRODUCTS — 1.6%
A.O. Smith Corp.	20,731	1,354,978
AAON, Inc.	5,187	405,260
Allegion PLC	9,723	1,268,463
Armstrong World Industries, Inc.	4,336	610,856
Carlisle Cos., Inc.	2,634	896,877
Fortune Brands Innovations, Inc.	6,639	404,182
Lennox International, Inc.	1,629	913,592
Masco Corp.	24,932	1,733,771
Owens Corning	6,351	907,050
Simpson Manufacturing Co., Inc.	5,179	813,518
		9,308,547
CAPITAL MARKETS — 4.0%
Affiliated Managers Group, Inc.	6,998	1,175,874
Cboe Global Markets, Inc.	19,595	4,434,153
Evercore, Inc. Class A	2,822	563,610
FactSet Research Systems, Inc.	5,922	2,692,378
Franklin Resources, Inc. (c)	17,484	336,567
Houlihan Lokey, Inc.	9,919	1,601,918
Interactive Brokers Group, Inc. Class A	3,825	633,382
Janus Henderson Group PLC	21,250	768,188
LPL Financial Holdings, Inc.	3,221	1,053,718
MarketAxess Holdings, Inc.	4,179	904,127
Morningstar, Inc.	1,082	324,459
MSCI, Inc.	3,139	1,775,104
Nasdaq, Inc.	13,791	1,046,185
SEI Investments Co.	22,070	1,713,294
T. Rowe Price Group, Inc.	30,493	2,801,392
Tradeweb Markets, Inc. Class A	7,627	1,132,304
Virtu Financial, Inc. Class A	5,559	211,909
		23,168,562
CHEMICALS — 1.5%
Ashland, Inc.	5,125	303,861
Axalta Coating Systems Ltd. (a)	12,294	407,792
Celanese Corp.	10,672	605,850
CF Industries Holdings, Inc.	13,656	1,067,216
Corteva, Inc.	15,973	1,005,181
Eastman Chemical Co.	12,512	1,102,432
Element Solutions, Inc.	11,951	270,212
FMC Corp.	4,527	190,994
Huntsman Corp.	13,887	219,276
NewMarket Corp.	1,485	841,178
PPG Industries, Inc.	10,424	1,139,864
RPM International, Inc.	10,638	1,230,604
Westlake Corp.	1,187	118,736
		8,503,196
COMMERCIAL SERVICES & SUPPLIES — 0.6%
MSA Safety, Inc.	1,738	254,947

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Republic Services, Inc.	5,279	$1,278,363
Rollins, Inc.	24,967	1,348,967
Tetra Tech, Inc.	9,774	285,889
Vestis Corp.	27,561	272,854
		3,441,020
COMMUNICATIONS EQUIPMENT — 1.1%
Ciena Corp. (a)	11,705	707,333
F5, Inc. (a)	12,821	3,413,848
Juniper Networks, Inc.	65,266	2,361,976
		6,483,157
CONSTRUCTION & ENGINEERING — 0.7%
AECOM	10,937	1,014,188
Comfort Systems USA, Inc.	1,663	536,035
EMCOR Group, Inc.	3,810	1,408,290
Everus Construction Group, Inc. (a)	5,708	211,710
Valmont Industries, Inc.	2,358	672,902
WillScot Holdings Corp.	6,400	177,920
		4,021,045
CONSTRUCTION MATERIALS — 0.5%
CRH PLC	17,852	1,570,440
Eagle Materials, Inc.	3,302	732,813
Vulcan Materials Co.	3,016	703,633
		3,006,886
CONSUMER FINANCE — 0.2%
Credit Acceptance Corp. (a) (c)	292	150,774
Synchrony Financial	13,796	730,360
		881,134
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.3%
Albertsons Cos., Inc. Class A	60,432	1,328,900
BJ's Wholesale Club Holdings, Inc. (a)	23,135	2,639,703
Casey's General Stores, Inc.	8,050	3,494,022
Dollar General Corp.	25,458	2,238,522
Dollar Tree, Inc. (a)	17,916	1,344,954
Grocery Outlet Holding Corp. (a)	21,109	295,104
Kroger Co.	58,332	3,948,493
Sysco Corp.	18,105	1,358,599
Target Corp.	18,541	1,934,939
Walgreens Boots Alliance, Inc.	36,627	409,124
		18,992,360
CONTAINERS & PACKAGING — 2.2%
Amcor PLC	206,572	2,003,748
AptarGroup, Inc.	7,900	1,172,202
Ardagh Group SA (a) (c)	1,132	8,547
Avery Dennison Corp.	5,096	906,935
Ball Corp.	12,875	670,401
Berry Global Group, Inc.	11,579	808,330
Crown Holdings, Inc.	9,861	880,193
Graphic Packaging Holding Co.	34,806	903,564
International Paper Co.	49,619	2,647,174
Packaging Corp. of America	8,099	1,603,764
Sealed Air Corp.	3,642	105,254
Security Description	Shares	Value
Silgan Holdings, Inc.	11,270	$576,122
Sonoco Products Co.	16,289	769,492
		13,055,726
DISTRIBUTORS — 1.0%
Genuine Parts Co.	26,540	3,161,976
LKQ Corp.	20,943	890,915
Pool Corp.	6,332	2,015,792
		6,068,683
DIVERSIFIED CONSUMER SERVICES — 0.8%
Bright Horizons Family Solutions, Inc. (a)	2,170	275,677
Grand Canyon Education, Inc. (a)	6,382	1,104,214
H&R Block, Inc.	30,449	1,671,954
Service Corp. International	21,454	1,720,611
		4,772,456
DIVERSIFIED REITs — 0.2%
WP Carey, Inc. REIT	22,511	1,420,669
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Frontier Communications Parent, Inc. (a)	18,270	655,162
GCI Liberty, Inc. (a) (d)	10,520	—
Iridium Communications, Inc.	7,811	213,397
Liberty Global Ltd. Class A (a)	28,148	323,983
Liberty Global Ltd. Class C (a)	37,474	448,564
		1,641,106
ELECTRIC UTILITIES — 4.2%
Alliant Energy Corp.	20,511	1,319,883
American Electric Power Co., Inc.	17,944	1,960,741
Edison International	18,024	1,061,974
Entergy Corp.	43,087	3,683,507
Evergy, Inc.	30,582	2,108,629
Eversource Energy	12,756	792,275
Exelon Corp.	55,483	2,556,657
FirstEnergy Corp.	27,613	1,116,117
IDACORP, Inc.	7,067	821,327
NRG Energy, Inc.	8,352	797,282
OGE Energy Corp.	37,948	1,744,090
Pinnacle West Capital Corp. (c)	15,835	1,508,284
PPL Corp.	44,984	1,624,372
Xcel Energy, Inc.	46,253	3,274,250
		24,369,388
ELECTRICAL EQUIPMENT — 0.7%
Acuity, Inc.	3,088	813,225
AMETEK, Inc.	6,269	1,079,146
Hubbell, Inc.	1,718	568,503
Rockwell Automation, Inc.	5,320	1,374,581
Sensata Technologies Holding PLC	3,510	85,188
		3,920,643
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.4%
Arrow Electronics, Inc. (a)	4,292	445,638
Cognex Corp.	5,361	159,919

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Crane NXT Co. (c)	6,116	$314,362
IPG Photonics Corp. (a)	5,193	327,886
Jabil, Inc.	21,050	2,864,274
Keysight Technologies, Inc. (a)	13,661	2,046,008
Littelfuse, Inc.	1,511	297,274
TD SYNNEX Corp.	6,055	629,478
Teledyne Technologies, Inc. (a)	1,083	539,020
Vontier Corp.	16,093	528,655
		8,152,514
ENTERTAINMENT — 0.9%
Electronic Arts, Inc.	29,065	4,200,474
Liberty Media Corp.-Liberty Formula One Class C (a)	7,375	663,824
Madison Square Garden Sports Corp. (a)	2,884	561,572
		5,425,870
FINANCIAL SERVICES — 0.9%
Corpay, Inc. (a)	4,002	1,395,578
Euronet Worldwide, Inc. (a)	2,508	267,980
Jack Henry & Associates, Inc.	7,519	1,372,969
MGIC Investment Corp.	44,639	1,106,154
Voya Financial, Inc.	5,370	363,871
Western Union Co.	73,814	780,952
		5,287,504
FOOD PRODUCTS — 3.6%
Archer-Daniels-Midland Co.	63,412	3,044,410
Bunge Global SA	11,410	871,952
Campbell's Co. (c)	26,624	1,062,830
Conagra Brands, Inc.	44,647	1,190,736
Flowers Foods, Inc.	33,400	634,934
General Mills, Inc.	32,627	1,950,768
Hershey Co.	9,264	1,584,422
Hormel Foods Corp.	23,212	718,179
Ingredion, Inc.	14,323	1,936,613
J.M. Smucker Co.	12,610	1,493,150
Kellanova	28,991	2,391,468
Kraft Heinz Co.	30,815	937,700
McCormick & Co., Inc.	14,841	1,221,563
Pilgrim's Pride Corp. (a) (c)	2,565	139,818
Post Holdings, Inc. (a)	7,050	820,338
Seaboard Corp.	58	156,433
Tyson Foods, Inc. Class A	14,362	916,439
		21,071,753
GAS UTILITIES — 1.2%
Atmos Energy Corp.	26,652	4,119,866
MDU Resources Group, Inc.	22,657	383,130
National Fuel Gas Co.	20,107	1,592,273
UGI Corp.	24,307	803,833
		6,899,102
GROUND TRANSPORTATION — 1.1%
CSX Corp.	45,371	1,335,269
JB Hunt Transport Services, Inc.	8,455	1,250,917
Security Description	Shares	Value
Knight-Swift Transportation Holdings, Inc.	17,971	$781,559
Landstar System, Inc.	7,797	1,171,109
Old Dominion Freight Line, Inc.	4,913	812,856
Ryder System, Inc.	3,008	432,580
Schneider National, Inc. Class B (c)	10,194	232,933
U-Haul Holding Co. (a) (c) (e)	1,408	92,027
U-Haul Holding Co. (e)	7,484	442,903
		6,552,153
HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Baxter International, Inc.	29,181	998,866
Cooper Cos., Inc. (a)	8,812	743,292
Dentsply Sirona, Inc.	19,385	289,612
Envista Holdings Corp. (a)	10,499	181,213
GE HealthCare Technologies, Inc.	35,416	2,858,425
Hologic, Inc. (a)	16,211	1,001,353
Solventum Corp. (a)	30,201	2,296,484
STERIS PLC	5,359	1,214,617
Teleflex, Inc.	3,450	476,756
Zimmer Biomet Holdings, Inc.	12,770	1,445,309
		11,505,927
HEALTH CARE PROVIDERS & SERVICES — 7.2%
Amedisys, Inc. (a)	2,521	233,520
Cardinal Health, Inc.	53,405	7,357,607
Cencora, Inc.	16,470	4,580,142
Centene Corp. (a)	65,051	3,949,246
Chemed Corp.	3,231	1,988,099
CVS Health Corp.	32,189	2,180,805
DaVita, Inc. (a)	7,912	1,210,299
Encompass Health Corp.	15,755	1,595,666
Henry Schein, Inc. (a)	6,033	413,200
Humana, Inc.	15,919	4,212,167
Labcorp Holdings, Inc.	13,796	3,210,881
McKesson Corp.	6,932	4,665,167
Molina Healthcare, Inc. (a)	6,300	2,075,157
Premier, Inc. Class A (c)	25,989	501,068
Quest Diagnostics, Inc.	14,849	2,512,451
Universal Health Services, Inc. Class B	5,450	1,024,055
		41,709,530
HOTEL & RESORT REITs — 0.1%
Host Hotels & Resorts, Inc. REIT	56,819	807,398
HOTELS, RESTAURANTS & LEISURE — 1.0%
Choice Hotels International, Inc.	2,995	397,676
Domino's Pizza, Inc.	2,459	1,129,788
Texas Roadhouse, Inc.	3,680	613,199
Travel & Leisure Co.	2,608	120,724
Vail Resorts, Inc.	5,813	930,196
Wyndham Hotels & Resorts, Inc.	2,859	258,768
Yum! Brands, Inc.	14,556	2,290,532
		5,740,883
HOUSEHOLD DURABLES — 1.6%
DR Horton, Inc.	11,888	1,511,322

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Garmin Ltd.	14,457	$3,139,048
Leggett & Platt, Inc.	21,389	169,187
Newell Brands, Inc.	50,967	315,995
NVR, Inc. (a)	278	2,013,941
PulteGroup, Inc.	12,985	1,334,858
SharkNinja, Inc. (a)	3,679	306,865
Whirlpool Corp.	8,159	735,371
		9,526,587
HOUSEHOLD PRODUCTS — 1.3%
Church & Dwight Co., Inc.	11,781	1,296,970
Clorox Co.	11,066	1,629,469
Colgate-Palmolive Co.	16,637	1,558,887
Kimberly-Clark Corp.	19,174	2,726,926
Reynolds Consumer Products, Inc.	11,556	275,726
		7,487,978
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.3%
AES Corp.	17,927	222,654
Brookfield Renewable Corp. (c)	5,248	146,524
Clearway Energy, Inc. Class A	3,523	100,265
Clearway Energy, Inc. Class C	7,779	235,470
Vistra Corp.	10,653	1,251,088
		1,956,001
INDUSTRIAL REITs — 0.4%
EastGroup Properties, Inc. REIT	4,298	757,093
First Industrial Realty Trust, Inc. REIT	19,820	1,069,487
STAG Industrial, Inc. REIT	13,382	483,358
		2,309,938
INSURANCE — 7.7%
American Financial Group, Inc.	3,413	448,264
Aon PLC Class A	8,922	3,560,681
Arch Capital Group Ltd.	56,073	5,393,101
Assurant, Inc.	4,995	1,047,701
Assured Guaranty Ltd.	5,635	496,444
Axis Capital Holdings Ltd.	6,942	695,866
Brown & Brown, Inc.	17,919	2,229,124
Cincinnati Financial Corp.	27,924	4,124,933
CNA Financial Corp.	2,475	125,705
Everest Group Ltd.	9,388	3,410,942
First American Financial Corp.	3,824	250,969
Globe Life, Inc.	14,818	1,951,827
Hanover Insurance Group, Inc.	1,542	268,231
Hartford Insurance Group, Inc.	13,918	1,722,074
Kinsale Capital Group, Inc.	2,117	1,030,365
Loews Corp.	15,712	1,444,090
Markel Group, Inc. (a)	1,653	3,090,465
Old Republic International Corp.	28,282	1,109,220
Primerica, Inc.	4,342	1,235,429
RenaissanceRe Holdings Ltd.	11,355	2,725,200
RLI Corp.	18,106	1,454,455
Travelers Cos., Inc.	8,464	2,238,390
W.R. Berkley Corp.	38,613	2,747,701
Security Description	Shares	Value
Willis Towers Watson PLC	5,118	$1,729,628
		44,530,805
IT SERVICES — 3.2%
Akamai Technologies, Inc. (a)	20,096	1,617,728
Amdocs Ltd.	25,115	2,298,023
Cognizant Technology Solutions Corp. Class A	108,809	8,323,888
GoDaddy, Inc. Class A (a)	10,278	1,851,479
VeriSign, Inc. (a)	18,941	4,808,552
		18,899,670
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Brunswick Corp.	4,308	231,986
Mattel, Inc. (a)	60,408	1,173,727
Polaris, Inc.	11,038	451,896
		1,857,609
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Agilent Technologies, Inc.	19,403	2,269,763
Bio-Techne Corp.	7,928	464,819
Bruker Corp.	8,565	357,503
Charles River Laboratories International, Inc. (a)	2,113	318,049
Fortrea Holdings, Inc. (a)	14,613	110,328
Mettler-Toledo International, Inc. (a)	780	921,110
Qiagen NV (a)	20,685	830,503
West Pharmaceutical Services, Inc.	5,105	1,142,907
		6,414,982
MACHINERY — 5.0%
AGCO Corp.	8,945	828,039
Allison Transmission Holdings, Inc.	19,022	1,819,835
CNH Industrial NV (c)	33,409	410,263
Crane Co.	4,273	654,538
Cummins, Inc.	11,818	3,704,234
Donaldson Co., Inc.	20,104	1,348,174
Dover Corp.	5,479	962,551
Esab Corp.	2,676	311,754
Flowserve Corp.	6,306	307,985
Fortive Corp.	14,512	1,061,988
Gates Industrial Corp. PLC (a)	9,979	183,713
Graco, Inc.	19,450	1,624,269
IDEX Corp.	6,070	1,098,488
Illinois Tool Works, Inc.	7,678	1,904,221
ITT, Inc.	6,646	858,397
Lincoln Electric Holdings, Inc.	8,243	1,559,246
Middleby Corp. (a)	1,854	281,771
Nordson Corp.	1,917	386,697
Oshkosh Corp.	9,063	852,647
Otis Worldwide Corp.	16,856	1,739,539
PACCAR, Inc.	25,369	2,470,180
Pentair PLC	7,972	697,391
Snap-on, Inc.	9,230	3,110,602
Timken Co.	3,716	267,069
Toro Co.	9,735	708,221
		29,151,812

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
MARINE — 0.1%
Kirby Corp. (a)	3,154	$318,586
MEDIA — 2.6%
Charter Communications, Inc. Class A (a)	8,269	3,047,374
Fox Corp. Class A	45,434	2,571,564
Fox Corp. Class B	25,818	1,360,867
Interpublic Group of Cos., Inc.	51,340	1,394,394
Liberty Broadband Corp. Class A (a)	1,256	106,760
Liberty Broadband Corp. Class C (a)	7,652	650,803
New York Times Co. Class A	21,575	1,070,120
News Corp. Class A	25,423	692,014
News Corp. Class B (c)	7,664	232,756
Nexstar Media Group, Inc.	2,568	460,237
Omnicom Group, Inc.	28,736	2,382,502
Sirius XM Holdings, Inc.	39,328	886,650
		14,856,041
METALS & MINING — 1.3%
Nucor Corp.	14,052	1,691,018
Reliance, Inc.	12,460	3,597,825
Royal Gold, Inc.	6,880	1,124,949
Steel Dynamics, Inc.	10,018	1,253,051
		7,666,843
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.0% (b)
Rithm Capital Corp. REIT	17,999	206,089
MULTI-UTILITIES — 3.4%
Ameren Corp.	25,991	2,609,496
CenterPoint Energy, Inc.	49,851	1,806,102
CMS Energy Corp.	25,873	1,943,321
Consolidated Edison, Inc.	19,693	2,177,849
Dominion Energy, Inc.	33,793	1,894,773
DTE Energy Co.	9,929	1,372,883
NiSource, Inc.	46,874	1,879,179
Public Service Enterprise Group, Inc.	26,690	2,196,587
Sempra	24,382	1,739,899
WEC Energy Group, Inc.	21,866	2,382,957
		20,003,046
OFFICE REITs — 0.1%
Highwoods Properties, Inc. REIT	7,992	236,883
Kilroy Realty Corp. REIT (c)	8,324	272,694
		509,577
OIL, GAS & CONSUMABLE FUELS — 1.1%
Coterra Energy, Inc.	74,229	2,145,218
DT Midstream, Inc.	12,704	1,225,682
Expand Energy Corp.	24,432	2,719,770
HF Sinclair Corp.	7,154	235,224
		6,325,894
PERSONAL CARE PRODUCTS — 0.7%
BellRing Brands, Inc. (a)	7,030	523,454
Security Description	Shares	Value
Kenvue, Inc.	146,053	$3,502,351
		4,025,805
PHARMACEUTICALS — 2.7%
Bristol-Myers Squibb Co.	148,575	9,061,589
Jazz Pharmaceuticals PLC (a)	13,245	1,644,367
Organon & Co.	29,118	433,567
Perrigo Co. PLC	20,742	581,606
Royalty Pharma PLC Class A	85,770	2,670,020
Viatris, Inc.	141,148	1,229,399
		15,620,548
PROFESSIONAL SERVICES — 3.6%
Amentum Holdings, Inc. (a)	14,785	269,087
Booz Allen Hamilton Holding Corp.	8,566	895,832
Broadridge Financial Solutions, Inc.	11,982	2,905,156
CACI International, Inc. Class A (a)	3,941	1,446,032
Dun & Bradstreet Holdings, Inc.	27,043	241,764
FTI Consulting, Inc. (a)	4,623	758,542
Genpact Ltd.	34,525	1,739,369
Jacobs Solutions, Inc.	14,785	1,787,359
Leidos Holdings, Inc.	19,506	2,632,140
ManpowerGroup, Inc.	9,194	532,149
Parsons Corp. (a)	8,729	516,844
Paychex, Inc.	13,749	2,121,196
Robert Half, Inc.	22,399	1,221,865
Science Applications International Corp.	11,133	1,249,902
SS&C Technologies Holdings, Inc.	13,867	1,158,310
Verisk Analytics, Inc.	5,444	1,620,243
		21,095,790
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
CBRE Group, Inc. Class A (a)	13,638	1,783,578
RESIDENTIAL REITs — 1.8%
American Homes 4 Rent Class A REIT	18,883	713,966
AvalonBay Communities, Inc. REIT	7,141	1,532,602
Camden Property Trust REIT	11,060	1,352,638
Equity LifeStyle Properties, Inc. REIT	18,092	1,206,736
Equity Residential REIT	19,785	1,416,210
Essex Property Trust, Inc. REIT	2,644	810,571
Mid-America Apartment Communities, Inc. REIT	12,067	2,022,188
UDR, Inc. REIT	24,970	1,127,895
		10,182,806
RETAIL REITs — 0.2%
Agree Realty Corp. REIT	5,139	396,680
NNN REIT, Inc.	16,111	687,134
		1,083,814
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
Cirrus Logic, Inc. (a)	9,409	937,654
Qorvo, Inc. (a)	7,935	574,573

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Skyworks Solutions, Inc.	35,132	$2,270,581
		3,782,808
SOFTWARE — 1.0%
ANSYS, Inc. (a)	5,076	1,606,858
Dolby Laboratories, Inc. Class A	12,761	1,024,836
Dropbox, Inc. Class A (a)	54,453	1,454,440
Gen Digital, Inc.	54,431	1,444,599
		5,530,733
SPECIALIZED REITs — 1.9%
CubeSmart REIT	38,131	1,628,575
Lamar Advertising Co. Class A REIT	8,242	937,775
National Storage Affiliates Trust REIT	8,601	338,879
Public Storage REIT	11,651	3,487,028
Rayonier, Inc. REIT	20,844	581,131
SBA Communications Corp. REIT	6,661	1,465,486
VICI Properties, Inc. REIT	52,002	1,696,305
Weyerhaeuser Co. REIT	39,860	1,167,101
		11,302,280
SPECIALTY RETAIL — 3.4%
Advance Auto Parts, Inc. (c)	8,486	332,736
AutoZone, Inc. (a)	1,339	5,105,313
Best Buy Co., Inc.	47,034	3,462,173
Five Below, Inc. (a)	2,506	187,762
Murphy USA, Inc.	3,081	1,447,485
O'Reilly Automotive, Inc. (a)	3,603	5,161,586
Penske Automotive Group, Inc.	944	135,917
Tractor Supply Co.	53,576	2,952,037
Valvoline, Inc. (a)	25,749	896,323
		19,681,332
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.9%
Hewlett Packard Enterprise Co.	166,919	2,575,560
NetApp, Inc.	27,499	2,415,512
		4,991,072
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Carter's, Inc.	7,841	320,697
Columbia Sportswear Co. (c)	7,256	549,207
Ralph Lauren Corp.	6,857	1,513,614
Skechers USA, Inc. Class A (a)	20,990	1,191,812
Under Armour, Inc. Class A (a) (c)	7,910	49,437
Under Armour, Inc. Class C (a) (c)	10,120	60,214
VF Corp.	49,340	765,757
		4,450,738
TOBACCO — 0.7%
Altria Group, Inc.	64,362	3,863,007
TRADING COMPANIES & DISTRIBUTORS — 2.2%
Core & Main, Inc. Class A (a)	25,332	1,223,789
Fastenal Co.	46,184	3,581,569
Security Description	Shares	Value
Ferguson Enterprises, Inc.	20,253	$3,245,138
MSC Industrial Direct Co., Inc. Class A	10,024	778,564
SiteOne Landscape Supply, Inc. (a)	2,588	314,287
Watsco, Inc.	2,728	1,386,642
WW Grainger, Inc.	2,144	2,117,908
		12,647,897
WATER UTILITIES — 0.3%
American Water Works Co., Inc.	7,208	1,063,324
Essential Utilities, Inc.	20,843	823,924
		1,887,248
TOTAL COMMON STOCKS (Cost $510,797,161)		580,360,073
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (f) (g)	679,562	679,562
State Street Navigator Securities Lending Portfolio II (h) (i)	4,038,289	4,038,289
TOTAL SHORT-TERM INVESTMENTS (Cost $4,717,851)		4,717,851
TOTAL INVESTMENTS — 100.6% (Cost $515,515,012)		585,077,924
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(3,367,609)
NET ASSETS — 100.0%		$581,710,315
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at March 31, 2025.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2025, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2025.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

At March 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 1000 Index (long)	6	06/20/2025	$932,660	$926,910	$(5,750)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$580,360,073	$—	$0(a)	$580,360,073
Short-Term Investments	4,717,851	—	—	4,717,851
TOTAL INVESTMENTS	$585,077,924	$—	$0	$585,077,924
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(5,750)	$—	$—	$(5,750)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(5,750)	$—	$—	$(5,750)
(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2025.

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,216,601	$1,216,966	$1,808,912	$3,025,878	$25	$(25)	—	$—	$5,747
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	14,182,760	13,503,198	—	—	679,562	679,562	23,466
State Street Navigator Securities Lending Portfolio II	2,916,007	2,916,007	68,240,743	67,118,461	—	—	4,038,289	4,038,289	105,368
Total		$4,132,973	$84,232,415	$83,647,537	$25	$(25)		$4,717,851	$134,581
See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.1%
Axon Enterprise, Inc. (a)	97	$51,017
BWX Technologies, Inc.	863	85,135
Curtiss-Wright Corp.	381	120,880
General Dynamics Corp.	528	143,922
General Electric Co.	721	144,308
HEICO Corp.	50	13,359
HEICO Corp. Class A	77	16,245
Hexcel Corp.	359	19,659
Howmet Aerospace, Inc.	1,005	130,379
Huntington Ingalls Industries, Inc.	737	150,377
L3Harris Technologies, Inc.	293	61,328
Lockheed Martin Corp.	387	172,877
Northrop Grumman Corp.	210	107,522
RTX Corp.	921	121,996
Textron, Inc.	1,843	133,157
TransDigm Group, Inc.	114	157,695
Woodward, Inc.	946	172,635
		1,802,491
AIR FREIGHT & LOGISTICS — 0.5%
CH Robinson Worldwide, Inc.	479	49,050
Expeditors International of Washington, Inc.	812	97,643
FedEx Corp.	731	178,203
GXO Logistics, Inc. (a)	356	13,913
United Parcel Service, Inc. Class B	661	72,703
		411,512
AIRLINES — 1.8%
Alaska Air Group, Inc. (a)	4,242	208,791
American Airlines Group, Inc. (a)	7,282	76,825
Delta Air Lines, Inc.	10,151	442,584
Southwest Airlines Co.	13,751	461,759
United Airlines Holdings, Inc. (a)	5,866	405,047
		1,595,006
AUTO COMPONENTS — 0.3%
Aptiv PLC (a)	730	43,435
BorgWarner, Inc.	3,563	102,080
Gentex Corp.	2,043	47,602
Lear Corp.	259	22,849
		215,966
AUTOMOBILES — 1.0%
Ford Motor Co.	23,809	238,804
General Motors Co.	10,474	492,592
Harley-Davidson, Inc.	1,665	42,041
Tesla, Inc. (a)	23	5,961
Thor Industries, Inc.	798	60,497
		839,895
BANKS — 1.9%
Bank of America Corp.	355	14,814
Bank OZK	1,053	45,753
BOK Financial Corp.	104	10,832
Citigroup, Inc.	193	13,701
Security Description	Shares	Value
Citizens Financial Group, Inc.	1,457	$59,693
Columbia Banking System, Inc.	1,022	25,489
Comerica, Inc.	738	43,586
Commerce Bancshares, Inc.	416	25,888
Cullen/Frost Bankers, Inc.	205	25,666
East West Bancorp, Inc.	759	68,128
Fifth Third Bancorp	1,640	64,288
First Citizens BancShares, Inc. Class A	266	493,196
First Hawaiian, Inc.	454	11,096
First Horizon Corp.	2,647	51,405
FNB Corp.	1,145	15,400
Huntington Bancshares, Inc.	4,109	61,676
JPMorgan Chase & Co.	23	5,642
KeyCorp	2,130	34,059
M&T Bank Corp.	434	77,577
NU Holdings Ltd. Class A (a)	4,576	46,858
Pinnacle Financial Partners, Inc.	287	30,433
PNC Financial Services Group, Inc.	304	53,434
Popular, Inc.	296	27,342
Prosperity Bancshares, Inc.	222	15,844
Regions Financial Corp.	2,935	63,778
Synovus Financial Corp.	817	38,187
Truist Financial Corp.	376	15,472
U.S. Bancorp	627	26,472
Webster Financial Corp.	500	25,775
Wells Fargo & Co.	612	43,935
Western Alliance Bancorp	291	22,358
Wintrust Financial Corp.	312	35,087
Zions Bancorp NA	604	30,115
		1,622,979
BEVERAGES — 0.7%
Boston Beer Co., Inc. Class A (a)	60	14,330
Brown-Forman Corp. Class B	197	6,686
Coca-Cola Co.	516	36,956
Coca-Cola Consolidated, Inc.	153	206,550
Constellation Brands, Inc. Class A	250	45,880
Keurig Dr. Pepper, Inc.	1,379	47,189
Molson Coors Beverage Co. Class B	2,280	138,784
Monster Beverage Corp. (a)	1,228	71,863
PepsiCo, Inc.	249	37,335
		605,573
BIOTECHNOLOGY — 1.1%
AbbVie, Inc.	280	58,665
Alnylam Pharmaceuticals, Inc. (a)	45	12,151
Amgen, Inc.	152	47,356
BioMarin Pharmaceutical, Inc. (a)	59	4,171
Exelixis, Inc. (a)	3,409	125,860
Gilead Sciences, Inc.	1,427	159,895
Incyte Corp. (a)	994	60,187
Neurocrine Biosciences, Inc. (a)	410	45,346
Regeneron Pharmaceuticals, Inc.	95	60,252
Roivant Sciences Ltd. (a)	1,093	11,028
United Therapeutics Corp. (a)	918	282,992

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Vertex Pharmaceuticals, Inc. (a)	173	$83,874
		951,777
BROADLINE RETAIL — 1.2%
Amazon.com, Inc. (a)	191	36,340
Coupang, Inc. (a)	9,830	215,572
Dillard's, Inc. Class A (b)	101	36,171
eBay, Inc.	6,583	445,866
Etsy, Inc. (a)	170	8,021
Kohl's Corp.	451	3,689
Macy's, Inc.	2,167	27,217
Nordstrom, Inc.	3,057	74,744
Ollie's Bargain Outlet Holdings, Inc. (a)	1,300	151,268
		998,888
BUILDING PRODUCTS — 2.0%
A.O. Smith Corp.	1,471	96,145
AAON, Inc.	838	65,473
Advanced Drainage Systems, Inc.	307	33,356
Allegion PLC	798	104,107
Armstrong World Industries, Inc.	585	82,415
AZEK Co., Inc. (a)	1,201	58,717
Builders FirstSource, Inc. (a)	1,759	219,769
Carlisle Cos., Inc.	412	140,286
Carrier Global Corp.	1,732	109,809
Fortune Brands Innovations, Inc.	334	20,334
Hayward Holdings, Inc. (a)	659	9,173
Johnson Controls International PLC	1,458	116,800
Lennox International, Inc.	190	106,558
Masco Corp.	1,767	122,877
Owens Corning	1,586	226,512
Simpson Manufacturing Co., Inc.	333	52,308
Trane Technologies PLC	379	127,693
Trex Co., Inc. (a)	824	47,874
		1,740,206
CAPITAL MARKETS — 3.1%
Affiliated Managers Group, Inc.	994	167,022
Ameriprise Financial, Inc.	137	66,323
ARES Management Corp. Class A	147	21,552
Bank of New York Mellon Corp.	825	69,193
Blackrock, Inc.	68	64,361
Blackstone, Inc.	233	32,569
Blue Owl Capital, Inc.	866	17,355
Cboe Global Markets, Inc.	783	177,185
Charles Schwab Corp.	306	23,954
CME Group, Inc.	112	29,712
Evercore, Inc. Class A	585	116,836
FactSet Research Systems, Inc.	262	119,116
Franklin Resources, Inc. (b)	229	4,408
Goldman Sachs Group, Inc.	20	10,926
Houlihan Lokey, Inc.	788	127,262
Interactive Brokers Group, Inc. Class A	362	59,944
Intercontinental Exchange, Inc.	165	28,462
Invesco Ltd.	419	6,356
Security Description	Shares	Value
Janus Henderson Group PLC	3,143	$113,619
KKR & Co., Inc.	82	9,480
LPL Financial Holdings, Inc.	1,163	380,464
MarketAxess Holdings, Inc.	191	41,323
Moody's Corp.	226	105,246
Morningstar, Inc.	60	17,992
MSCI, Inc.	232	131,196
Nasdaq, Inc.	894	67,819
Northern Trust Corp.	386	38,079
Raymond James Financial, Inc.	715	99,321
S&P Global, Inc.	74	37,599
SEI Investments Co.	1,756	136,318
State Street Corp. (c)	383	34,290
Stifel Financial Corp.	383	36,102
T. Rowe Price Group, Inc.	1,921	176,482
TPG, Inc.	284	13,470
Tradeweb Markets, Inc. Class A	725	107,633
Virtu Financial, Inc. Class A	384	14,638
XP, Inc. Class A	730	10,037
		2,713,644
CHEMICALS — 1.6%
Air Products & Chemicals, Inc.	380	112,069
Albemarle Corp.	143	10,299
Ashland, Inc.	192	11,384
Axalta Coating Systems Ltd. (a)	1,196	39,671
Celanese Corp.	174	9,878
CF Industries Holdings, Inc.	2,711	211,865
Chemours Co.	439	5,940
Corteva, Inc.	1,604	100,940
Dow, Inc.	698	24,374
DuPont de Nemours, Inc.	1,132	84,538
Eastman Chemical Co.	1,239	109,168
Ecolab, Inc.	369	93,549
Element Solutions, Inc.	892	20,168
FMC Corp.	112	4,725
Huntsman Corp.	570	9,000
International Flavors & Fragrances, Inc.	189	14,668
Linde PLC	119	55,411
LyondellBasell Industries NV Class A	616	43,366
Mosaic Co.	767	20,717
NewMarket Corp.	106	60,044
Olin Corp.	353	8,557
PPG Industries, Inc.	332	36,304
RPM International, Inc.	1,101	127,364
Scotts Miracle-Gro Co.	1,436	78,822
Sherwin-Williams Co.	223	77,869
Westlake Corp.	124	12,404
		1,383,094
COMMERCIAL SERVICES & SUPPLIES — 1.1%
Cintas Corp.	601	123,523
Clean Harbors, Inc. (a)	663	130,677
Copart, Inc. (a)	1,719	97,278
MSA Safety, Inc.	114	16,723

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Republic Services, Inc.	507	$122,775
Rollins, Inc.	1,925	104,008
Tetra Tech, Inc.	2,476	72,423
Veralto Corp.	1,195	116,453
Vestis Corp.	4,144	41,026
Waste Management, Inc.	636	147,240
		972,126
COMMUNICATIONS EQUIPMENT — 1.1%
Arista Networks, Inc. (a)	1,069	82,826
Ciena Corp. (a)	1,793	108,351
Cisco Systems, Inc.	874	53,934
F5, Inc. (a)	1,440	383,429
Juniper Networks, Inc.	2,915	105,494
Motorola Solutions, Inc.	376	164,617
Ubiquiti, Inc.	46	14,266
		912,917
CONSTRUCTION & ENGINEERING — 1.1%
AECOM	1,332	123,516
API Group Corp. (a)	839	30,003
Comfort Systems USA, Inc.	471	151,817
EMCOR Group, Inc.	674	249,131
Everus Construction Group, Inc. (a)	1,353	50,183
MasTec, Inc. (a)	1,352	157,792
Quanta Services, Inc.	429	109,043
Valmont Industries, Inc.	208	59,357
WillScot Holdings Corp.	503	13,983
		944,825
CONSTRUCTION MATERIALS — 0.7%
CRH PLC	3,167	278,601
Eagle Materials, Inc.	658	146,030
Martin Marietta Materials, Inc.	222	106,145
Vulcan Materials Co.	443	103,352
		634,128
CONSUMER FINANCE — 1.4%
Ally Financial, Inc.	837	30,525
American Express Co.	308	82,867
Capital One Financial Corp.	1,812	324,892
Credit Acceptance Corp. (a) (b)	30	15,491
Discover Financial Services	946	161,482
OneMain Holdings, Inc.	1,492	72,929
SLM Corp.	1,350	39,650
Synchrony Financial	8,410	445,225
		1,173,061
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.4%
Albertsons Cos., Inc. Class A	2,201	48,400
BJ's Wholesale Club Holdings, Inc. (a)	3,969	452,863
Casey's General Stores, Inc.	357	154,952
Costco Wholesale Corp.	88	83,229
Dollar General Corp.	974	85,644
Dollar Tree, Inc. (a)	848	63,659
Grocery Outlet Holding Corp. (a)	2,279	31,860
Kroger Co.	7,389	500,161
Security Description	Shares	Value
Maplebear, Inc. (a)	234	$9,334
Performance Food Group Co. (a)	995	78,237
Sysco Corp.	1,481	111,134
Target Corp.	1,450	151,322
U.S. Foods Holding Corp. (a)	4,677	306,157
Walmart, Inc.	316	27,742
		2,104,694
CONTAINERS & PACKAGING — 1.1%
Amcor PLC	9,354	90,734
AptarGroup, Inc.	633	93,925
Ardagh Group SA (a) (b)	1,422	10,736
Avery Dennison Corp.	221	39,331
Ball Corp.	1,190	61,963
Berry Global Group, Inc.	1,121	78,257
Crown Holdings, Inc.	766	68,373
Graphic Packaging Holding Co.	2,834	73,571
International Paper Co.	3,790	202,196
Packaging Corp. of America	668	132,277
Sealed Air Corp.	480	13,872
Silgan Holdings, Inc.	697	35,631
Smurfit WestRock PLC	299	13,473
Sonoco Products Co.	571	26,974
		941,313
DISTRIBUTORS — 0.3%
Genuine Parts Co.	1,330	158,456
LKQ Corp.	2,106	89,589
Pool Corp.	144	45,843
		293,888
DIVERSIFIED CONSUMER SERVICES — 0.6%
ADT, Inc.	1,666	13,561
Bright Horizons Family Solutions, Inc. (a)	353	44,845
Duolingo, Inc. (a)	209	64,903
Grand Canyon Education, Inc. (a)	593	102,601
H&R Block, Inc.	3,415	187,518
Service Corp. International	1,016	81,483
		494,911
DIVERSIFIED REITs — 0.0% (d)
WP Carey, Inc. REIT	563	35,531
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
AT&T, Inc.	13,383	378,471
Frontier Communications Parent, Inc. (a)	1,455	52,176
GCI Liberty, Inc. (a) (e)	6,909	—
Liberty Global Ltd. Class A (a)	1,819	20,937
Liberty Global Ltd. Class C (a)	4,911	58,785
Verizon Communications, Inc.	4,220	191,419
		701,788
ELECTRIC UTILITIES — 3.2%
Alliant Energy Corp.	1,642	105,663
American Electric Power Co., Inc.	1,596	174,395
Constellation Energy Corp.	47	9,477
Duke Energy Corp.	1,056	128,800

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Edison International	1,859	$109,532
Entergy Corp.	4,084	349,141
Evergy, Inc.	2,883	198,783
Eversource Energy	799	49,626
Exelon Corp.	4,688	216,023
FirstEnergy Corp.	2,802	113,257
IDACORP, Inc.	537	62,410
NextEra Energy, Inc.	1,427	101,160
NRG Energy, Inc.	2,287	218,317
OGE Energy Corp.	3,250	149,370
PG&E Corp.	5,508	94,627
Pinnacle West Capital Corp.	1,738	165,545
PPL Corp.	4,321	156,031
Southern Co.	1,421	130,661
Xcel Energy, Inc.	2,970	210,246
		2,743,064
ELECTRICAL EQUIPMENT — 1.0%
Acuity, Inc.	711	187,242
AMETEK, Inc.	411	70,749
Eaton Corp. PLC	238	64,695
Emerson Electric Co.	526	57,671
GE Vernova, Inc.	246	75,099
Generac Holdings, Inc. (a)	378	47,874
Hubbell, Inc.	195	64,527
nVent Electric PLC	1,040	54,517
Regal Rexnord Corp.	120	13,662
Rockwell Automation, Inc.	186	48,059
Sensata Technologies Holding PLC	351	8,519
Vertiv Holdings Co. Class A	1,837	132,631
		825,245
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.5%
Amphenol Corp. Class A	3,073	201,558
Arrow Electronics, Inc. (a)	280	29,072
Avnet, Inc.	716	34,432
CDW Corp.	318	50,963
Cognex Corp.	809	24,132
Coherent Corp. (a)	167	10,845
Corning, Inc.	3,072	140,636
Crane NXT Co. (b)	639	32,845
IPG Photonics Corp. (a)	147	9,282
Jabil, Inc.	3,738	508,630
Keysight Technologies, Inc. (a)	105	15,726
Littelfuse, Inc.	78	15,346
TD SYNNEX Corp.	987	102,608
Teledyne Technologies, Inc. (a)	144	71,670
Trimble, Inc. (a)	484	31,775
Vontier Corp.	773	25,393
Zebra Technologies Corp. Class A (a)	30	8,477
		1,313,390
ENERGY EQUIPMENT & SERVICES — 0.7%
Baker Hughes Co.	6,005	263,920
Halliburton Co.	2,064	52,363
Security Description	Shares	Value
NOV, Inc.	904	$13,759
Schlumberger NV	1,715	71,687
TechnipFMC PLC	5,464	173,154
Weatherford International PLC	838	44,875
		619,758
ENTERTAINMENT — 0.8%
Electronic Arts, Inc.	1,136	164,175
Liberty Media Corp.-Liberty Formula One Class A (a)	115	9,369
Liberty Media Corp.-Liberty Formula One Class C (a)	760	68,408
Liberty Media Corp.-Liberty Live Class A (a)	148	9,951
Live Nation Entertainment, Inc. (a)	1,290	168,448
Madison Square Garden Sports Corp. (a)	136	26,482
Netflix, Inc. (a)	62	57,817
Roku, Inc. (a)	320	22,541
Spotify Technology SA (a)	132	72,604
Take-Two Interactive Software, Inc. (a)	26	5,388
Walt Disney Co.	595	58,726
Warner Bros Discovery, Inc. (a)	3,909	41,944
		705,853
FINANCIAL SERVICES — 1.7%
Apollo Global Management, Inc.	378	51,763
Berkshire Hathaway, Inc. Class B (a)	164	87,343
Block, Inc. (a)	186	10,105
Corebridge Financial, Inc.	1,004	31,696
Corpay, Inc. (a)	541	188,658
Equitable Holdings, Inc.	725	37,765
Euronet Worldwide, Inc. (a)	595	63,576
Fidelity National Information Services, Inc.	405	30,245
Fiserv, Inc. (a)	494	109,090
Global Payments, Inc.	280	27,418
Jack Henry & Associates, Inc.	435	79,431
Mastercard, Inc. Class A	41	22,473
MGIC Investment Corp.	8,895	220,418
PayPal Holdings, Inc. (a)	2,583	168,541
Shift4 Payments, Inc. Class A (a) (b)	97	7,926
Toast, Inc. Class A (a)	5,858	194,310
Visa, Inc. Class A	93	32,593
Voya Financial, Inc.	342	23,174
Western Union Co.	5,644	59,714
WEX, Inc. (a)	353	55,428
		1,501,667
FOOD PRODUCTS — 2.1%
Archer-Daniels-Midland Co.	4,463	214,269
Bunge Global SA	955	72,981
Campbell's Co.	513	20,479
Conagra Brands, Inc.	2,731	72,836
Darling Ingredients, Inc. (a)	333	10,403
Flowers Foods, Inc.	2,037	38,723

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Freshpet, Inc. (a)	335	$27,862
General Mills, Inc.	2,210	132,136
Hershey Co.	512	87,567
Hormel Foods Corp.	1,545	47,802
Ingredion, Inc.	1,603	216,742
J.M. Smucker Co.	138	16,340
Kellanova	2,061	170,012
Kraft Heinz Co.	1,820	55,383
Lamb Weston Holdings, Inc.	1,801	95,993
McCormick & Co., Inc.	845	69,552
Mondelez International, Inc. Class A	913	61,947
Pilgrim's Pride Corp. (a) (b)	500	27,255
Post Holdings, Inc. (a)	877	102,048
Tyson Foods, Inc. Class A	4,838	308,713
		1,849,043
GAS UTILITIES — 0.6%
Atmos Energy Corp.	1,028	158,908
MDU Resources Group, Inc.	6,864	116,070
National Fuel Gas Co.	1,945	154,025
UGI Corp.	1,905	62,998
		492,001
GROUND TRANSPORTATION — 0.8%
CSX Corp.	2,916	85,818
JB Hunt Transport Services, Inc.	254	37,579
Knight-Swift Transportation Holdings, Inc.	625	27,181
Landstar System, Inc.	267	40,103
Norfolk Southern Corp.	194	45,949
Old Dominion Freight Line, Inc.	740	122,433
Ryder System, Inc.	964	138,633
Saia, Inc. (a)	300	104,829
Schneider National, Inc. Class B (b)	705	16,109
Uber Technologies, Inc. (a)	247	17,996
U-Haul Holding Co. (a) (b) (f)	54	3,530
U-Haul Holding Co. (f)	334	19,766
Union Pacific Corp.	119	28,113
XPO, Inc. (a)	193	20,763
		708,802
HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Abbott Laboratories	321	42,581
Align Technology, Inc. (a)	275	43,687
Baxter International, Inc.	585	20,025
Becton Dickinson & Co.	186	42,605
Boston Scientific Corp. (a)	612	61,739
Cooper Cos., Inc. (a)	218	18,388
Dentsply Sirona, Inc.	531	7,933
Dexcom, Inc. (a)	1,027	70,134
Edwards Lifesciences Corp. (a)	1,885	136,625
Enovis Corp. (a)	133	5,082
Envista Holdings Corp. (a)	547	9,441
GE HealthCare Technologies, Inc.	2,702	218,078
Globus Medical, Inc. Class A (a)	130	9,516
Hologic, Inc. (a)	1,647	101,735
IDEXX Laboratories, Inc. (a)	45	18,898
Security Description	Shares	Value
Inspire Medical Systems, Inc. (a)	137	$21,821
Insulet Corp. (a)	199	52,259
Intuitive Surgical, Inc. (a)	128	63,395
Masimo Corp. (a)	218	36,319
Medtronic PLC	955	85,816
Penumbra, Inc. (a)	145	38,774
ResMed, Inc.	886	198,331
Solventum Corp. (a)	4,287	325,984
STERIS PLC	210	47,597
Stryker Corp.	187	69,611
Teleflex, Inc.	102	14,095
Zimmer Biomet Holdings, Inc.	591	66,889
		1,827,358
HEALTH CARE PROVIDERS & SERVICES — 5.5%
Acadia Healthcare Co., Inc. (a)	255	7,732
Amedisys, Inc. (a)	167	15,469
Cardinal Health, Inc.	5,352	737,345
Cencora, Inc.	1,772	492,776
Centene Corp. (a)	1,904	115,592
Chemed Corp.	148	91,067
Cigna Group	771	253,659
CVS Health Corp.	1,840	124,660
DaVita, Inc. (a)	1,224	187,235
Elevance Health, Inc.	376	163,545
Encompass Health Corp.	1,530	154,958
HCA Healthcare, Inc.	818	282,660
Henry Schein, Inc. (a)	117	8,013
Humana, Inc.	1,264	334,454
Labcorp Holdings, Inc.	456	106,129
McKesson Corp.	1,346	905,845
Molina Healthcare, Inc. (a)	127	41,833
Premier, Inc. Class A	1,748	33,701
Quest Diagnostics, Inc.	693	117,256
Tenet Healthcare Corp. (a)	2,332	313,654
UnitedHealth Group, Inc.	65	34,044
Universal Health Services, Inc. Class B	1,403	263,624
		4,785,251
HEALTH CARE REITs — 0.1%
Healthpeak Properties, Inc. REIT	1,150	23,253
Omega Healthcare Investors, Inc. REIT	1,088	41,431
Ventas, Inc. REIT	128	8,801
Welltower, Inc. REIT	108	16,547
		90,032
HEALTH CARE TECHNOLOGY — 0.1%
Doximity, Inc. Class A (a)	669	38,822
Veeva Systems, Inc. Class A (a)	371	85,935
		124,757
HOTEL & RESORT REITs — 0.1%
Host Hotels & Resorts, Inc. REIT	4,079	57,963
Park Hotels & Resorts, Inc. REIT	517	5,521
		63,484

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 4.2%
Airbnb, Inc. Class A (a)	1,013	$121,013
Aramark	7,433	256,587
Booking Holdings, Inc.	36	165,849
Boyd Gaming Corp.	2,137	140,679
Caesars Entertainment, Inc. (a)	207	5,175
Carnival Corp. (a)	4,340	84,760
Cava Group, Inc. (a)	207	17,887
Chipotle Mexican Grill, Inc. (a)	2,820	141,592
Choice Hotels International, Inc.	323	42,888
Churchill Downs, Inc.	303	33,654
Darden Restaurants, Inc.	940	195,295
Domino's Pizza, Inc.	178	81,782
DoorDash, Inc. Class A (a)	1,642	300,108
DraftKings, Inc. Class A (a)	478	15,874
Expedia Group, Inc.	2,623	440,926
Hilton Worldwide Holdings, Inc.	583	132,662
Hyatt Hotels Corp. Class A	234	28,665
Las Vegas Sands Corp.	1,075	41,527
Light & Wonder, Inc. (a)	1,329	115,105
Marriott International, Inc. Class A	481	114,574
Marriott Vacations Worldwide Corp.	153	9,829
McDonald's Corp.	168	52,478
MGM Resorts International (a)	2,624	77,775
Norwegian Cruise Line Holdings Ltd. (a)	7,616	144,399
Planet Fitness, Inc. Class A (a)	401	38,741
Royal Caribbean Cruises Ltd.	737	151,409
Starbucks Corp.	544	53,361
Texas Roadhouse, Inc.	1,300	216,619
Travel & Leisure Co.	1,641	75,962
Vail Resorts, Inc.	179	28,644
Wendy's Co.	1,224	17,907
Wingstop, Inc.	348	78,502
Wyndham Hotels & Resorts, Inc.	595	53,854
Wynn Resorts Ltd.	688	57,448
Yum! Brands, Inc.	601	94,573
		3,628,103
HOUSEHOLD DURABLES — 2.2%
DR Horton, Inc.	916	116,451
Garmin Ltd.	850	184,560
Leggett & Platt, Inc.	1,004	7,941
Lennar Corp. Class A	2,728	313,120
Lennar Corp. Class B	96	10,471
Mohawk Industries, Inc. (a)	983	112,239
Newell Brands, Inc.	744	4,613
NVR, Inc. (a)	36	260,798
PulteGroup, Inc.	4,081	419,527
SharkNinja, Inc. (a)	900	75,069
Somnigroup International, Inc. (b)	677	40,539
Toll Brothers, Inc.	2,276	240,323
TopBuild Corp. (a)	247	75,323
Whirlpool Corp.	303	27,309
		1,888,283
Security Description	Shares	Value
HOUSEHOLD PRODUCTS — 0.9%
Church & Dwight Co., Inc.	1,217	$133,979
Clorox Co.	428	63,023
Colgate-Palmolive Co.	1,961	183,746
Kimberly-Clark Corp.	1,876	266,805
Procter & Gamble Co.	254	43,287
Reynolds Consumer Products, Inc.	887	21,164
Spectrum Brands Holdings, Inc.	379	27,117
		739,121
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
AES Corp.	2,200	27,324
Brookfield Renewable Corp. (b)	334	9,325
Clearway Energy, Inc. Class A	403	11,469
Clearway Energy, Inc. Class C	584	17,678
Vistra Corp.	2,667	313,213
		379,009
INDUSTRIAL CONGLOMERATES — 0.1%
3M Co.	367	53,898
Honeywell International, Inc.	292	61,831
		115,729
INDUSTRIAL REITs — 0.1%
EastGroup Properties, Inc. REIT	110	19,377
First Industrial Realty Trust, Inc. REIT	570	30,757
Prologis, Inc. REIT	136	15,203
STAG Industrial, Inc. REIT	360	13,003
		78,340
INSURANCE — 6.4%
Aflac, Inc.	1,601	178,015
Allstate Corp.	123	25,470
American Financial Group, Inc.	738	96,929
American International Group, Inc.	630	54,772
Aon PLC Class A	369	147,264
Arch Capital Group Ltd.	7,119	684,705
Arthur J Gallagher & Co.	118	40,738
Assurant, Inc.	361	75,720
Assured Guaranty Ltd.	1,081	95,236
Axis Capital Holdings Ltd.	619	62,049
Brown & Brown, Inc.	1,362	169,433
Chubb Ltd.	648	195,690
Cincinnati Financial Corp.	2,560	378,163
CNA Financial Corp.	165	8,380
Everest Group Ltd.	760	276,131
Fidelity National Financial, Inc.	973	63,323
First American Financial Corp.	226	14,832
Globe Life, Inc.	1,692	222,870
Hanover Insurance Group, Inc.	119	20,700
Hartford Insurance Group, Inc.	2,197	271,835
Kinsale Capital Group, Inc.	458	222,913
Loews Corp.	928	85,292
Markel Group, Inc. (a)	112	209,396
Marsh & McLennan Cos., Inc.	649	158,375
MetLife, Inc.	527	42,313

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Old Republic International Corp.	2,170	$85,107
Primerica, Inc.	426	121,210
Principal Financial Group, Inc.	324	27,336
Progressive Corp.	549	155,373
Prudential Financial, Inc.	381	42,550
Reinsurance Group of America, Inc.	405	79,745
RenaissanceRe Holdings Ltd.	1,474	353,760
RLI Corp.	1,418	113,908
Ryan Specialty Holdings, Inc.	173	12,780
Travelers Cos., Inc.	615	162,643
Unum Group	1,807	147,198
W.R. Berkley Corp.	2,706	192,559
White Mountains Insurance Group Ltd.	78	150,213
Willis Towers Watson PLC	290	98,006
		5,542,932
INTERACTIVE MEDIA & SERVICES — 0.5%
Alphabet, Inc. Class A	366	56,598
Alphabet, Inc. Class C	329	51,400
IAC, Inc. (a)	265	12,174
Match Group, Inc.	3,215	100,308
Meta Platforms, Inc. Class A	162	93,370
Pinterest, Inc. Class A (a)	1,384	42,904
TripAdvisor, Inc. (a)	2,053	29,091
ZoomInfo Technologies, Inc. (a)	4,361	43,610
		429,455
IT SERVICES — 2.2%
Accenture PLC Class A	139	43,374
Akamai Technologies, Inc. (a)	507	40,813
Amdocs Ltd.	2,824	258,396
Cloudflare, Inc. Class A (a)	64	7,212
Cognizant Technology Solutions Corp. Class A	4,134	316,251
DXC Technology Co. (a)	4,860	82,863
EPAM Systems, Inc. (a)	577	97,421
Gartner, Inc. (a)	438	183,846
Globant SA (a)	201	23,662
GoDaddy, Inc. Class A (a)	2,380	428,733
International Business Machines Corp.	688	171,078
Kyndryl Holdings, Inc. (a)	1,835	57,619
Okta, Inc. (a)	230	24,201
Snowflake, Inc. Class A (a)	155	22,655
Twilio, Inc. Class A (a)	431	42,199
VeriSign, Inc. (a)	436	110,687
		1,911,010
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	268	14,432
Mattel, Inc. (a)	1,813	35,227
Polaris, Inc.	291	11,913
YETI Holdings, Inc. (a)	249	8,242
		69,814
LEISURE PRODUCTS — 0.0% (d)
Hasbro, Inc.	405	24,904
Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 0.5%
Agilent Technologies, Inc.	473	$55,331
Avantor, Inc. (a)	557	9,029
Bio-Rad Laboratories, Inc. Class A (a)	31	7,550
Bio-Techne Corp.	201	11,785
Bruker Corp.	128	5,343
Charles River Laboratories International, Inc. (a)	96	14,450
Danaher Corp.	75	15,375
Fortrea Holdings, Inc. (a)	486	3,669
Illumina, Inc. (a)	73	5,792
IQVIA Holdings, Inc. (a)	104	18,335
Medpace Holdings, Inc. (a)	375	114,259
Mettler-Toledo International, Inc. (a)	38	44,875
Qiagen NV (a)	611	24,532
Revvity, Inc.	137	14,495
Thermo Fisher Scientific, Inc.	44	21,894
Waters Corp. (a)	19	7,003
West Pharmaceutical Services, Inc.	204	45,671
		419,388
MACHINERY — 3.7%
AGCO Corp.	581	53,783
Allison Transmission Holdings, Inc.	2,306	220,615
Caterpillar, Inc.	367	121,037
CNH Industrial NV (b)	3,186	39,124
Crane Co.	619	94,818
Cummins, Inc.	1,009	316,261
Deere & Co.	84	39,425
Donaldson Co., Inc.	1,613	108,168
Dover Corp.	644	113,138
Esab Corp.	516	60,114
Flowserve Corp.	1,982	96,801
Fortive Corp.	969	70,911
Gates Industrial Corp. PLC (a)	4,725	86,987
Graco, Inc.	1,055	88,103
IDEX Corp.	256	46,328
Illinois Tool Works, Inc.	359	89,036
Ingersoll Rand, Inc.	1,455	116,444
ITT, Inc.	1,179	152,280
Lincoln Electric Holdings, Inc.	355	67,152
Middleby Corp. (a)	199	30,244
Nordson Corp.	113	22,794
Oshkosh Corp.	769	72,348
Otis Worldwide Corp.	1,166	120,331
PACCAR, Inc.	2,394	233,104
Parker-Hannifin Corp.	208	126,433
Pentair PLC	1,117	97,715
RBC Bearings, Inc. (a)	90	28,959
Snap-on, Inc.	763	257,139
Stanley Black & Decker, Inc.	348	26,754
Timken Co.	702	50,453
Toro Co.	143	10,403

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Westinghouse Air Brake Technologies Corp.	789	$143,085
		3,200,287
MARINE — 0.1%
Kirby Corp. (a)	1,231	124,343
MEDIA — 1.3%
Charter Communications, Inc. Class A (a)	255	93,975
Comcast Corp. Class A	2,560	94,464
Fox Corp. Class A	3,803	215,250
Fox Corp. Class B	1,875	98,831
Interpublic Group of Cos., Inc.	1,208	32,809
Liberty Broadband Corp. Class C (a)	165	14,033
New York Times Co. Class A	2,328	115,469
News Corp. Class A	3,129	85,172
News Corp. Class B	1,020	30,978
Nexstar Media Group, Inc.	694	124,379
Omnicom Group, Inc.	1,666	138,128
Sirius XM Holdings, Inc.	175	3,945
Trade Desk, Inc. Class A (a)	992	54,282
		1,101,715
METALS & MINING — 1.0%
Alcoa Corp.	322	9,821
ATI, Inc. (a)	673	35,016
Cleveland-Cliffs, Inc. (a)	734	6,033
Freeport-McMoRan, Inc.	1,281	48,499
Nucor Corp.	902	108,547
Reliance, Inc.	692	199,815
Royal Gold, Inc.	678	110,860
Southern Copper Corp.	145	13,552
Steel Dynamics, Inc.	1,806	225,894
U.S. Steel Corp.	1,883	79,576
		837,613
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.0% (d)
Rithm Capital Corp. REIT	2,899	33,194
Starwood Property Trust, Inc. REIT (b)	376	7,433
		40,627
MULTI-UTILITIES — 2.1%
Ameren Corp.	2,054	206,222
CenterPoint Energy, Inc.	5,250	190,208
CMS Energy Corp.	2,102	157,881
Consolidated Edison, Inc.	1,338	147,969
Dominion Energy, Inc.	3,402	190,750
DTE Energy Co.	751	103,841
NiSource, Inc.	4,526	181,447
Public Service Enterprise Group, Inc.	3,195	262,948
Sempra	2,132	152,140
WEC Energy Group, Inc.	1,740	189,625
		1,783,031
Security Description	Shares	Value
OFFICE REITs — 0.1%
BXP, Inc. REIT	239	$16,058
Cousins Properties, Inc. REIT	273	8,054
Highwoods Properties, Inc. REIT	1,116	33,078
Kilroy Realty Corp. REIT	284	9,304
Vornado Realty Trust REIT	277	10,246
		76,740
OIL, GAS & CONSUMABLE FUELS — 3.0%
Antero Midstream Corp.	3,673	66,114
Antero Resources Corp. (a)	924	37,367
APA Corp.	581	12,213
Cheniere Energy, Inc.	245	56,693
Chevron Corp.	481	80,466
Chord Energy Corp.	429	48,357
Civitas Resources, Inc.	125	4,361
ConocoPhillips	822	86,326
Coterra Energy, Inc.	6,622	191,376
Devon Energy Corp.	2,788	104,271
Diamondback Energy, Inc.	1,020	163,078
DT Midstream, Inc.	855	82,490
EOG Resources, Inc.	2,337	299,697
EQT Corp.	108	5,770
Expand Energy Corp.	2,548	283,643
Exxon Mobil Corp.	478	56,849
Hess Corp.	207	33,064
HF Sinclair Corp.	362	11,903
Kinder Morgan, Inc.	3,531	100,739
Marathon Petroleum Corp.	908	132,287
Matador Resources Co.	1,106	56,506
Occidental Petroleum Corp.	970	47,879
Ovintiv, Inc.	572	24,482
Permian Resources Corp.	1,686	23,351
Phillips 66 Co.	437	53,961
Range Resources Corp.	483	19,286
Targa Resources Corp.	112	22,453
Texas Pacific Land Corp.	90	119,249
Valero Energy Corp.	1,019	134,579
Viper Energy, Inc.	486	21,943
Williams Cos., Inc.	2,774	165,774
		2,546,527
PAPER & FOREST PRODUCTS — 0.0% (d)
Louisiana-Pacific Corp.	289	26,582
PERSONAL CARE PRODUCTS — 0.3%
BellRing Brands, Inc. (a)	1,437	106,999
Kenvue, Inc.	7,049	169,035
		276,034
PHARMACEUTICALS — 0.8%
Bristol-Myers Squibb Co.	2,717	165,710
Eli Lilly & Co.	6	4,956
Intra-Cellular Therapies, Inc. (a)	182	24,009
Jazz Pharmaceuticals PLC (a)	482	59,840
Johnson & Johnson	346	57,381
Merck & Co., Inc.	221	19,837
Organon & Co.	3,066	45,653

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Perrigo Co. PLC	1,584	$44,415
Pfizer, Inc.	380	9,629
Royalty Pharma PLC Class A	2,575	80,160
Viatris, Inc.	13,095	114,057
Zoetis, Inc.	198	32,601
		658,248
PROFESSIONAL SERVICES — 2.8%
Amentum Holdings, Inc. (a)	543	9,883
Automatic Data Processing, Inc.	451	137,794
Booz Allen Hamilton Holding Corp.	802	83,873
Broadridge Financial Solutions, Inc.	707	171,419
CACI International, Inc. Class A (a)	747	274,089
Dayforce, Inc. (a)	291	16,974
Dun & Bradstreet Holdings, Inc.	626	5,596
Equifax, Inc.	110	26,792
FTI Consulting, Inc. (a)	259	42,497
Genpact Ltd.	1,794	90,382
Jacobs Solutions, Inc.	2,122	256,529
KBR, Inc.	1,060	52,799
Leidos Holdings, Inc.	2,455	331,278
ManpowerGroup, Inc.	224	12,965
Parsons Corp. (a)	1,283	75,966
Paychex, Inc.	1,105	170,479
Paycom Software, Inc.	596	130,214
Paycor HCM, Inc. (a)	499	11,198
Paylocity Holding Corp. (a)	288	53,954
Robert Half, Inc.	659	35,948
Science Applications International Corp.	1,672	187,715
SS&C Technologies Holdings, Inc.	1,358	113,434
TransUnion	352	29,213
Verisk Analytics, Inc.	433	128,869
		2,449,860
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	1,000	130,780
CoStar Group, Inc. (a)	53	4,199
Jones Lang LaSalle, Inc. (a)	222	55,036
		190,015
RESIDENTIAL REITs — 0.7%
American Homes 4 Rent Class A REIT	830	31,382
AvalonBay Communities, Inc. REIT	414	88,853
Camden Property Trust REIT	563	68,855
Equity LifeStyle Properties, Inc. REIT	566	37,752
Equity Residential REIT	1,194	85,467
Essex Property Trust, Inc. REIT	188	57,635
Invitation Homes, Inc. REIT	917	31,957
Mid-America Apartment Communities, Inc. REIT	585	98,034
UDR, Inc. REIT	1,523	68,794
		568,729
RETAIL REITs — 0.5%
Agree Realty Corp. REIT	319	24,623
Security Description	Shares	Value
Brixmor Property Group, Inc. REIT	1,867	$49,569
Federal Realty Investment Trust REIT	191	18,684
Kimco Realty Corp. REIT	2,250	47,790
NNN REIT, Inc.	1,094	46,659
Realty Income Corp. REIT	366	21,232
Regency Centers Corp. REIT	462	34,077
Simon Property Group, Inc. REIT	1,127	187,172
		429,806
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.8%
Advanced Micro Devices, Inc. (a)	250	25,685
Amkor Technology, Inc.	1,804	32,580
Analog Devices, Inc.	225	45,376
Applied Materials, Inc.	1,659	240,754
Astera Labs, Inc. (a)	521	31,088
Broadcom, Inc.	171	28,630
Cirrus Logic, Inc. (a)	1,523	151,775
Entegris, Inc.	219	19,158
First Solar, Inc. (a)	211	26,677
GLOBALFOUNDRIES, Inc. (a) (b)	206	7,603
Intel Corp.	225	5,110
KLA Corp.	377	256,285
Lam Research Corp.	2,444	177,679
Lattice Semiconductor Corp. (a)	882	46,261
MACOM Technology Solutions Holdings, Inc. (a)	148	14,856
Marvell Technology, Inc.	819	50,426
Microchip Technology, Inc.	424	20,526
Micron Technology, Inc.	1,142	99,228
MKS Instruments, Inc.	34	2,725
Monolithic Power Systems, Inc.	250	144,995
NVIDIA Corp.	1,126	122,036
ON Semiconductor Corp. (a)	188	7,650
Onto Innovation, Inc. (a)	389	47,201
Qorvo, Inc. (a)	1,040	75,306
QUALCOMM, Inc.	1,835	281,874
Skyworks Solutions, Inc.	2,560	165,453
Teradyne, Inc.	1,773	146,450
Texas Instruments, Inc.	525	94,342
Universal Display Corp.	520	72,530
		2,440,259
SOFTWARE — 5.0%
Adobe, Inc. (a)	156	59,831
ANSYS, Inc. (a)	275	87,054
Appfolio, Inc. Class A (a)	113	24,849
AppLovin Corp. Class A (a)	495	131,160
Atlassian Corp. Class A (a)	365	77,457
Autodesk, Inc. (a)	558	146,084
Bentley Systems, Inc. Class B	422	16,601
Bill Holdings, Inc. (a)	172	7,893
Cadence Design Systems, Inc. (a)	274	69,686
CCC Intelligent Solutions Holdings, Inc. (a)	1,826	16,489

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Crowdstrike Holdings, Inc. Class A (a)	716	$252,447
Datadog, Inc. Class A (a)	371	36,807
Docusign, Inc. (a)	2,775	225,885
Dolby Laboratories, Inc. Class A	356	28,590
DoubleVerify Holdings, Inc. (a)	1,574	21,044
Dropbox, Inc. Class A (a)	7,959	212,585
Dynatrace, Inc. (a)	965	45,500
Elastic NV (a)	30	2,673
Fair Isaac Corp. (a)	66	121,715
Fortinet, Inc. (a)	3,489	335,851
Gen Digital, Inc.	6,854	181,905
Gitlab, Inc. Class A (a)	355	16,685
Guidewire Software, Inc. (a)	555	103,985
HubSpot, Inc. (a)	104	59,414
Intuit, Inc.	263	161,479
Manhattan Associates, Inc. (a)	928	160,581
Microsoft Corp.	211	79,207
nCino, Inc. (a) (b)	1,282	35,217
Nutanix, Inc. Class A (a)	5,293	369,504
Oracle Corp.	88	12,303
Palantir Technologies, Inc. Class A (a)	843	71,149
Palo Alto Networks, Inc. (a)	1,266	216,030
Pegasystems, Inc.	224	15,572
Procore Technologies, Inc. (a) (b)	473	31,227
PTC, Inc. (a)	392	60,740
RingCentral, Inc. Class A (a)	585	14,485
Roper Technologies, Inc.	84	49,525
Salesforce, Inc.	435	116,737
SentinelOne, Inc. Class A (a)	1,583	28,779
ServiceNow, Inc. (a)	127	101,110
Synopsys, Inc. (a)	129	55,322
Teradata Corp. (a)	3,251	73,083
Tyler Technologies, Inc. (a)	194	112,790
UiPath, Inc. Class A (a)	547	5,634
Workday, Inc. Class A (a)	423	98,783
Zoom Communications, Inc. (a)	1,210	89,262
Zscaler, Inc. (a)	237	47,026
		4,287,735
SPECIALIZED REITs — 1.0%
American Tower Corp. REIT	46	10,010
Crown Castle, Inc. REIT	333	34,709
CubeSmart REIT	1,613	68,891
Digital Realty Trust, Inc. REIT	184	26,365
EPR Properties REIT	259	13,626
Equinix, Inc. REIT	27	22,014
Extra Space Storage, Inc. REIT	301	44,696
Gaming & Leisure Properties, Inc. REIT	1,887	96,048
Iron Mountain, Inc. REIT	233	20,047
Lamar Advertising Co. Class A REIT	1,006	114,463
Millrose Properties, Inc. REIT (a)	1,411	37,406
National Storage Affiliates Trust REIT	565	22,261
Public Storage REIT	484	144,856
Security Description	Shares	Value
Rayonier, Inc. REIT	540	$15,055
SBA Communications Corp. REIT	144	31,681
VICI Properties, Inc. REIT	4,132	134,786
Weyerhaeuser Co. REIT	1,552	45,443
		882,357
SPECIALTY RETAIL — 3.2%
Advance Auto Parts, Inc.	212	8,313
AutoNation, Inc. (a)	90	14,573
AutoZone, Inc. (a)	64	244,018
Bath & Body Works, Inc.	848	25,711
Best Buy Co., Inc.	2,972	218,769
Burlington Stores, Inc. (a)	750	178,747
CarMax, Inc. (a)	434	33,817
Carvana Co. (a)	212	44,325
Dick's Sporting Goods, Inc.	1,085	218,693
Five Below, Inc. (a)	123	9,216
Floor & Decor Holdings, Inc. Class A (a)	524	42,166
Gap, Inc.	1,390	28,648
Home Depot, Inc.	121	44,345
Lithia Motors, Inc.	40	11,742
Lowe's Cos., Inc.	481	112,184
Murphy USA, Inc.	251	117,922
O'Reilly Automotive, Inc. (a)	181	259,297
Penske Automotive Group, Inc.	129	18,573
RH (a)	17	3,985
Ross Stores, Inc.	852	108,877
TJX Cos., Inc.	1,694	206,329
Tractor Supply Co.	5,666	312,197
Ulta Beauty, Inc. (a)	262	96,033
Valvoline, Inc. (a)	1,527	53,155
Williams-Sonoma, Inc.	2,131	336,911
		2,748,546
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.6%
Apple, Inc.	431	95,738
Dell Technologies, Inc. Class C	2,525	230,154
Hewlett Packard Enterprise Co.	23,080	356,124
HP, Inc.	5,856	162,153
NetApp, Inc.	3,879	340,731
Pure Storage, Inc. Class A (a)	4,181	185,093
Sandisk Corp. (a)	58	2,761
Western Digital Corp. (a)	176	7,116
		1,379,870
TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Capri Holdings Ltd. (a)	471	9,293
Carter's, Inc.	441	18,037
Columbia Sportswear Co. (b)	580	43,900
Crocs, Inc. (a)	502	53,312
Deckers Outdoor Corp. (a)	810	90,566
Lululemon Athletica, Inc. (a)	129	36,515
NIKE, Inc. Class B	1,227	77,890
PVH Corp.	1,547	99,998
Ralph Lauren Corp.	1,133	250,099

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Skechers USA, Inc. Class A (a)	2,495	$141,666
Tapestry, Inc.	2,930	206,301
Under Armour, Inc. Class A (a) (b)	2,419	15,119
Under Armour, Inc. Class C (a) (b)	3,999	23,794
VF Corp.	1,269	19,695
		1,086,185
TOBACCO — 0.7%
Altria Group, Inc.	7,219	433,284
Philip Morris International, Inc.	860	136,508
		569,792
TRADING COMPANIES & DISTRIBUTORS — 1.6%
Air Lease Corp.	1,655	79,953
Core & Main, Inc. Class A (a)	6,493	313,677
Fastenal Co.	2,288	177,434
Ferguson Enterprises, Inc.	457	73,225
MSC Industrial Direct Co., Inc. Class A	467	36,272
SiteOne Landscape Supply, Inc. (a)	191	23,195
United Rentals, Inc.	318	199,291
Watsco, Inc.	240	121,992
WESCO International, Inc.	858	133,247
WW Grainger, Inc.	197	194,603
		1,352,889
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	422	62,254
Essential Utilities, Inc.	1,487	58,781
		121,035
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
T-Mobile U.S., Inc.	153	40,807
TOTAL COMMON STOCKS (Cost $76,485,985)		86,185,638
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (g) (h)	121,001	121,001
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c) (i)	326,930	$326,930
TOTAL SHORT-TERM INVESTMENTS (Cost $447,931)		447,931
TOTAL INVESTMENTS — 100.3% (Cost $76,933,916)		86,633,569
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(250,754)
NET ASSETS — 100.0%		$86,382,815
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2025, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2025.
(i)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At March 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 1000 Index (long)	1	06/20/2025	$155,443	$154,485	$(958)
See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$86,185,638	$—	$0(a)	$86,185,638
Short-Term Investments	447,931	—	—	447,931
TOTAL INVESTMENTS	$86,633,569	$—	$0	$86,633,569
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(958)	$—	$—	$(958)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(958)	$—	$—	$(958)
(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2025.

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Corp.	668	$49,432	$788	$25,386	$4,420	$5,036	383	$34,290	$1,070
State Street Institutional Liquid Reserves Fund, Premier Class	137,550	137,591	464,456	602,048	7	(6)	—	—	1,416
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	1,718,662	1,597,661	—	—	121,001	121,001	4,792
State Street Navigator Securities Lending Portfolio II	370,318	370,318	10,708,666	10,752,054	—	—	326,930	326,930	787
Total		$557,341	$12,892,572	$12,977,149	$4,427	$5,030		$482,221	$8,065
See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.3%
Huntington Ingalls Industries, Inc.	12,636	$2,578,249
AIR FREIGHT & LOGISTICS — 0.2%
CH Robinson Worldwide, Inc.	19,106	1,956,454
AIRLINES — 0.8%
Southwest Airlines Co.	191,721	6,437,991
AUTO COMPONENTS — 0.6%
BorgWarner, Inc.	73,662	2,110,416
Gentex Corp.	47,121	1,097,919
Lear Corp.	17,997	1,587,696
		4,796,031
AUTOMOBILES — 1.4%
Ford Motor Co.	949,667	9,525,160
Harley-Davidson, Inc. (a)	38,395	969,474
Thor Industries, Inc.	15,449	1,171,188
		11,665,822
BANKS — 3.9%
Bank OZK	34,087	1,481,080
Citizens Financial Group, Inc.	64,250	2,632,323
Columbia Banking System, Inc.	64,913	1,618,930
Comerica, Inc.	37,336	2,205,064
Cullen/Frost Bankers, Inc.	8,786	1,100,007
East West Bancorp, Inc.	23,642	2,122,106
First Hawaiian, Inc.	29,169	712,890
First Horizon Corp.	104,311	2,025,720
FNB Corp.	60,232	810,120
Huntington Bancshares, Inc.	173,326	2,601,623
KeyCorp	139,051	2,223,426
M&T Bank Corp.	17,253	3,083,974
Popular, Inc.	8,049	743,486
Prosperity Bancshares, Inc.	12,994	927,382
Regions Financial Corp.	154,282	3,352,548
Synovus Financial Corp.	31,847	1,488,529
Webster Financial Corp.	33,855	1,745,225
Zions Bancorp NA	26,514	1,321,988
		32,196,421
BEVERAGES — 0.4%
Molson Coors Beverage Co. Class B	56,313	3,427,772
BIOTECHNOLOGY — 1.9%
Gilead Sciences, Inc.	140,044	15,691,930
BROADLINE RETAIL — 1.0%
eBay, Inc.	86,045	5,827,828
Kohl's Corp.	34,556	282,668
Macy's, Inc.	88,295	1,108,985
Nordstrom, Inc.	32,373	791,520
		8,011,001
BUILDING PRODUCTS — 1.1%
A.O. Smith Corp.	29,144	1,904,852
Allegion PLC	12,666	1,652,406
Fortune Brands Innovations, Inc.	13,234	805,686
Security Description	Shares	Value
Masco Corp.	38,490	$2,676,595
Owens Corning	13,072	1,866,943
		8,906,482
CAPITAL MARKETS — 2.2%
Evercore, Inc. Class A	5,966	1,191,530
Franklin Resources, Inc.	91,867	1,768,440
Houlihan Lokey, Inc.	9,014	1,455,761
Janus Henderson Group PLC	41,639	1,505,250
MarketAxess Holdings, Inc.	5,781	1,250,719
SEI Investments Co.	16,400	1,273,132
T. Rowe Price Group, Inc.	70,389	6,466,637
TPG, Inc.	11,347	538,188
Virtu Financial, Inc. Class A	26,427	1,007,397
XP, Inc. Class A	125,444	1,724,855
		18,181,909
CHEMICALS — 3.6%
Albemarle Corp.	14,695	1,058,334
Celanese Corp.	25,815	1,465,518
CF Industries Holdings, Inc.	60,089	4,695,955
Chemours Co.	47,760	646,193
Dow, Inc.	106,710	3,726,313
Eastman Chemical Co.	37,574	3,310,645
FMC Corp.	18,465	779,038
Huntsman Corp.	52,300	825,817
LyondellBasell Industries NV Class A	78,383	5,518,163
Mosaic Co.	102,843	2,777,790
NewMarket Corp.	2,145	1,215,035
Olin Corp.	19,682	477,092
PPG Industries, Inc.	25,201	2,755,729
Scotts Miracle-Gro Co.	13,594	746,175
		29,997,797
COMMUNICATIONS EQUIPMENT — 0.5%
Juniper Networks, Inc.	103,399	3,742,010
CONSTRUCTION & ENGINEERING — 0.1%
Everus Construction Group, Inc. (b)	16,132	598,336
CONSUMER FINANCE — 1.3%
Ally Financial, Inc.	33,358	1,216,567
OneMain Holdings, Inc.	36,341	1,776,348
SLM Corp.	25,206	740,300
Synchrony Financial	128,666	6,811,578
		10,544,793
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.6%
Albertsons Cos., Inc. Class A	133,766	2,941,514
Dollar General Corp.	26,074	2,292,687
Kroger Co.	106,304	7,195,718
Sysco Corp.	126,187	9,469,073
Target Corp.	56,959	5,944,241
Walgreens Boots Alliance, Inc.	230,147	2,570,742
		30,413,975
CONTAINERS & PACKAGING — 2.4%
Amcor PLC	462,496	4,486,211

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Ardagh Group SA (a) (b)	6,370	$48,094
Berry Global Group, Inc.	27,002	1,885,010
Graphic Packaging Holding Co.	39,709	1,030,846
International Paper Co.	111,346	5,940,309
Packaging Corp. of America	22,102	4,376,638
Sealed Air Corp.	17,055	492,889
Silgan Holdings, Inc.	12,666	647,486
Sonoco Products Co.	31,564	1,491,083
		20,398,566
DISTRIBUTORS — 1.2%
Genuine Parts Co.	44,636	5,317,933
LKQ Corp.	85,608	3,641,764
Pool Corp.	3,951	1,257,801
		10,217,498
DIVERSIFIED CONSUMER SERVICES — 0.5%
ADT, Inc.	62,433	508,205
H&R Block, Inc.	44,634	2,450,853
Service Corp. International	18,390	1,474,878
		4,433,936
DIVERSIFIED REITs — 0.5%
WP Carey, Inc. REIT	60,683	3,829,704
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Iridium Communications, Inc.	24,168	660,270
ELECTRIC UTILITIES — 6.2%
Alliant Energy Corp.	38,231	2,460,165
American Electric Power Co., Inc.	35,518	3,881,052
Edison International	43,674	2,573,272
Entergy Corp.	95,929	8,200,970
Evergy, Inc.	71,475	4,928,201
Eversource Energy	31,797	1,974,912
Exelon Corp.	124,737	5,747,881
FirstEnergy Corp.	70,190	2,837,080
IDACORP, Inc.	12,129	1,409,632
NRG Energy, Inc.	16,124	1,539,197
OGE Energy Corp.	64,141	2,947,920
Pinnacle West Capital Corp.	36,523	3,478,816
PPL Corp.	84,889	3,065,342
Xcel Energy, Inc.	91,714	6,492,434
		51,536,874
ELECTRICAL EQUIPMENT — 0.4%
Rockwell Automation, Inc.	14,076	3,636,957
ENERGY EQUIPMENT & SERVICES — 1.3%
Baker Hughes Co.	179,507	7,889,333
Halliburton Co.	112,432	2,852,400
		10,741,733
FINANCIAL SERVICES — 0.4%
MGIC Investment Corp.	85,379	2,115,692
UWM Holdings Corp.	18,035	98,471
Western Union Co.	107,521	1,137,572
		3,351,735
Security Description	Shares	Value
FOOD PRODUCTS — 5.9%
Archer-Daniels-Midland Co.	158,208	$7,595,566
Bunge Global SA	32,036	2,448,191
Campbell's Co.	61,726	2,464,102
Conagra Brands, Inc.	139,542	3,721,585
Flowers Foods, Inc.	59,595	1,132,901
General Mills, Inc.	76,518	4,575,011
Hershey Co.	15,083	2,579,645
Hormel Foods Corp.	60,704	1,878,182
Ingredion, Inc.	21,060	2,847,523
J.M. Smucker Co.	33,119	3,921,621
Kellanova	74,952	6,182,790
Kraft Heinz Co.	107,271	3,264,257
McCormick & Co., Inc.	23,116	1,902,678
Tyson Foods, Inc. Class A	74,733	4,768,713
		49,282,765
GAS UTILITIES — 1.4%
Atmos Energy Corp.	36,888	5,702,147
MDU Resources Group, Inc.	65,558	1,108,586
National Fuel Gas Co.	29,285	2,319,079
UGI Corp.	67,385	2,228,422
		11,358,234
GROUND TRANSPORTATION — 0.4%
Knight-Swift Transportation Holdings, Inc.	16,371	711,975
Ryder System, Inc.	13,850	1,991,768
Schneider National, Inc. Class B	14,721	336,375
		3,040,118
HEALTH CARE EQUIPMENT & SUPPLIES — 0.4%
Baxter International, Inc.	70,174	2,402,056
Dentsply Sirona, Inc.	35,766	534,344
		2,936,400
HEALTH CARE PROVIDERS & SERVICES — 2.9%
Cardinal Health, Inc.	78,120	10,762,592
CVS Health Corp.	102,821	6,966,123
Labcorp Holdings, Inc.	12,349	2,874,106
Premier, Inc. Class A (a)	38,168	735,879
Quest Diagnostics, Inc.	17,993	3,044,416
		24,383,116
HEALTH CARE REITs — 0.3%
Healthpeak Properties, Inc. REIT	54,157	1,095,054
Omega Healthcare Investors, Inc. REIT	40,799	1,553,626
		2,648,680
HOTEL & RESORT REITs — 0.4%
Host Hotels & Resorts, Inc. REIT	224,246	3,186,536
Park Hotels & Resorts, Inc. REIT	44,383	474,010
		3,660,546
HOTELS, RESTAURANTS & LEISURE — 2.4%
Aramark	59,759	2,062,881
Boyd Gaming Corp.	19,037	1,253,206
Darden Restaurants, Inc.	38,185	7,933,316

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Marriott Vacations Worldwide Corp.	11,274	$724,242
Texas Roadhouse, Inc.	8,245	1,373,864
Travel & Leisure Co.	21,886	1,013,103
Vail Resorts, Inc.	12,216	1,954,804
Wendy's Co.	54,593	798,696
Wyndham Hotels & Resorts, Inc.	20,910	1,892,564
Wynn Resorts Ltd.	13,719	1,145,536
		20,152,212
HOUSEHOLD DURABLES — 0.3%
Leggett & Platt, Inc.	41,623	329,238
Newell Brands, Inc.	134,143	831,687
Whirlpool Corp.	17,070	1,538,519
		2,699,444
HOUSEHOLD PRODUCTS — 1.4%
Clorox Co.	31,547	4,645,296
Kimberly-Clark Corp.	44,700	6,357,234
Reynolds Consumer Products, Inc.	17,003	405,692
Spectrum Brands Holdings, Inc.	5,424	388,087
		11,796,309
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
AES Corp.	109,757	1,363,182
Brookfield Renewable Corp. (a)	26,993	753,645
Clearway Energy, Inc. Class A	10,842	308,563
Clearway Energy, Inc. Class C	26,535	803,214
		3,228,604
INDUSTRIAL REITs — 0.4%
EastGroup Properties, Inc. REIT	6,385	1,124,718
First Industrial Realty Trust, Inc. REIT	27,894	1,505,160
STAG Industrial, Inc. REIT	25,830	932,980
		3,562,858
INSURANCE — 3.2%
American Financial Group, Inc.	14,837	1,948,691
Assured Guaranty Ltd.	16,890	1,488,009
Axis Capital Holdings Ltd.	12,156	1,218,517
Cincinnati Financial Corp.	49,126	7,256,893
CNA Financial Corp.	5,740	291,535
Everest Group Ltd.	13,434	4,880,975
Fidelity National Financial, Inc.	35,971	2,340,993
First American Financial Corp.	18,158	1,191,709
Old Republic International Corp.	62,622	2,456,035
Unum Group	42,956	3,499,196
		26,572,553
IT SERVICES — 1.5%
Amdocs Ltd.	36,853	3,372,050
Cognizant Technology Solutions Corp. Class A	117,226	8,967,789
		12,339,839
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Brunswick Corp.	21,497	1,157,613
Security Description	Shares	Value
Polaris, Inc.	16,702	$683,780
		1,841,393
LEISURE PRODUCTS — 0.2%
Hasbro, Inc.	20,313	1,249,046
MACHINERY — 5.0%
AGCO Corp. (a)	13,380	1,238,586
Allison Transmission Holdings, Inc.	20,107	1,923,637
CNH Industrial NV	280,828	3,448,568
Cummins, Inc.	28,050	8,791,992
Donaldson Co., Inc.	20,195	1,354,277
Flowserve Corp.	25,781	1,259,144
Lincoln Electric Holdings, Inc.	9,426	1,783,022
Oshkosh Corp.	18,880	1,776,230
PACCAR, Inc.	95,199	9,269,527
Snap-on, Inc.	16,605	5,596,051
Stanley Black & Decker, Inc.	41,088	3,158,845
Timken Co.	10,669	766,781
Toro Co.	15,505	1,127,989
		41,494,649
MEDIA — 1.8%
Fox Corp. Class A	51,626	2,922,032
Fox Corp. Class B	32,765	1,727,043
Interpublic Group of Cos., Inc.	121,220	3,292,335
Nexstar Media Group, Inc.	10,027	1,797,039
Omnicom Group, Inc.	62,136	5,151,696
Sirius XM Holdings, Inc.	19,149	431,714
		15,321,859
METALS & MINING — 0.7%
Reliance, Inc.	10,368	2,993,760
Steel Dynamics, Inc.	25,584	3,200,047
		6,193,807
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.3%
Rithm Capital Corp. REIT	154,635	1,770,571
Starwood Property Trust, Inc. REIT	42,100	832,317
		2,602,888
MULTI-UTILITIES — 4.7%
Ameren Corp.	47,178	4,736,671
CenterPoint Energy, Inc.	109,296	3,959,794
CMS Energy Corp.	42,110	3,162,882
Consolidated Edison, Inc.	36,916	4,082,540
Dominion Energy, Inc.	82,985	4,652,969
DTE Energy Co.	20,480	2,831,770
NiSource, Inc.	89,041	3,569,654
Public Service Enterprise Group, Inc.	47,058	3,872,873
Sempra	44,777	3,195,287
WEC Energy Group, Inc.	47,504	5,176,986
		39,241,426
OFFICE REITs — 0.4%
BXP, Inc. REIT	14,385	966,528
Cousins Properties, Inc. REIT	15,611	460,524

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Highwoods Properties, Inc. REIT	33,364	$988,909
Kilroy Realty Corp. REIT	30,372	994,987
		3,410,948
OIL, GAS & CONSUMABLE FUELS — 6.7%
Antero Midstream Corp.	109,088	1,963,584
APA Corp.	115,848	2,435,125
Chord Energy Corp.	19,873	2,240,085
Civitas Resources, Inc.	32,259	1,125,516
Coterra Energy, Inc.	238,410	6,890,049
Devon Energy Corp.	201,931	7,552,219
Diamondback Energy, Inc.	57,039	9,119,395
DT Midstream, Inc.	31,249	3,014,904
EOG Resources, Inc.	71,929	9,224,175
Expand Energy Corp.	42,203	4,698,038
HF Sinclair Corp.	51,875	1,705,650
Valero Energy Corp.	34,970	4,618,488
Viper Energy, Inc.	29,082	1,313,052
		55,900,280
PERSONAL CARE PRODUCTS — 1.0%
Kenvue, Inc.	330,829	7,933,279
PHARMACEUTICALS — 4.0%
Bristol-Myers Squibb Co.	390,839	23,837,271
Organon & Co.	82,963	1,235,319
Perrigo Co. PLC	43,126	1,209,253
Royalty Pharma PLC Class A	125,658	3,911,733
Viatris, Inc.	381,232	3,320,531
		33,514,107
PROFESSIONAL SERVICES — 1.4%
Genpact Ltd.	56,245	2,833,623
ManpowerGroup, Inc.	15,311	886,201
Paychex, Inc.	39,872	6,151,452
Robert Half, Inc.	32,732	1,785,531
		11,656,807
RESIDENTIAL REITs — 2.1%
AvalonBay Communities, Inc. REIT	11,868	2,547,110
Camden Property Trust REIT	20,113	2,459,820
Equity LifeStyle Properties, Inc. REIT	27,842	1,857,061
Equity Residential REIT	38,099	2,727,127
Essex Property Trust, Inc. REIT	5,235	1,604,894
Mid-America Apartment Communities, Inc. REIT	22,279	3,733,515
UDR, Inc. REIT	54,055	2,441,664
		17,371,191
RETAIL REITs — 2.1%
Agree Realty Corp. REIT	11,116	858,044
Brixmor Property Group, Inc. REIT	77,344	2,053,483
Federal Realty Investment Trust REIT	10,104	988,373
Kimco Realty Corp. REIT	124,983	2,654,639
NNN REIT, Inc.	58,004	2,473,871
Regency Centers Corp. REIT	22,324	1,646,618
Security Description	Shares	Value
Simon Property Group, Inc. REIT	40,843	$6,783,206
		17,458,234
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
Amkor Technology, Inc.	18,725	338,174
Skyworks Solutions, Inc.	51,588	3,334,132
		3,672,306
SOFTWARE — 0.4%
Dolby Laboratories, Inc. Class A	12,415	997,049
Gen Digital, Inc.	98,562	2,615,835
		3,612,884
SPECIALIZED REITs — 3.8%
CubeSmart REIT	71,538	3,055,388
EPR Properties REIT	23,793	1,251,750
Gaming & Leisure Properties, Inc. REIT	83,755	4,263,129
Lamar Advertising Co. Class A REIT	28,018	3,187,888
National Storage Affiliates Trust REIT	22,822	899,187
Public Storage REIT	21,696	6,493,396
Rayonier, Inc. REIT	48,035	1,339,216
VICI Properties, Inc. REIT	266,826	8,703,864
Weyerhaeuser Co. REIT	81,753	2,393,728
		31,587,546
SPECIALTY RETAIL — 1.8%
Advance Auto Parts, Inc.	13,162	516,082
Bath & Body Works, Inc.	37,045	1,123,204
Best Buy Co., Inc.	69,295	5,100,805
Dick's Sporting Goods, Inc.	18,224	3,673,229
Gap, Inc.	64,690	1,333,261
Penske Automotive Group, Inc.	5,453	785,123
Williams-Sonoma, Inc.	17,246	2,726,593
		15,258,297
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.7%
Hewlett Packard Enterprise Co.	416,399	6,425,036
HP, Inc.	169,265	4,686,948
NetApp, Inc.	35,306	3,101,279
		14,213,263
TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Carter's, Inc.	11,217	458,775
Columbia Sportswear Co.	10,660	806,856
Ralph Lauren Corp.	12,396	2,736,293
Tapestry, Inc.	73,496	5,174,853
VF Corp.	111,886	1,736,471
		10,913,248
TOBACCO — 1.7%
Altria Group, Inc.	238,610	14,321,372
TRADING COMPANIES & DISTRIBUTORS — 0.6%
Air Lease Corp.	24,567	1,186,832
MSC Industrial Direct Co., Inc. Class A	14,669	1,139,341

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Watsco, Inc.	5,781	$2,938,482
		5,264,655
WATER UTILITIES — 0.2%
Essential Utilities, Inc.	39,180	1,548,785
TOTAL COMMON STOCKS (Cost $788,542,628)		831,198,194
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (c) (d)	1,220,003	1,220,003
State Street Navigator Securities Lending Portfolio II (e) (f)	1,440,705	1,440,705
TOTAL SHORT-TERM INVESTMENTS (Cost $2,660,708)		2,660,708
TOTAL INVESTMENTS — 100.0% (Cost $791,203,336)		833,858,902
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (g)		310,610
NET ASSETS — 100.0%		$834,169,512

(a)	All or a portion of the shares of the security are on loan at March 31, 2025.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

At March 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	8	06/20/2025	$2,263,732	$2,261,300	$(2,432)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$831,198,194	$—	$—	$831,198,194
Short-Term Investments	2,660,708	—	—	2,660,708
TOTAL INVESTMENTS	$833,858,902	$—	$—	$833,858,902
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(2,432)	$—	$—	$(2,432)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(2,432)	$—	$—	$(2,432)
See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$4,945,805	$4,945,805	$—	$—	—	$—	$17,288
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	32,040,961	30,820,958	—	—	1,220,003	1,220,003	55,092
State Street Navigator Securities Lending Portfolio II	652,751	652,751	37,864,599	37,076,645	—	—	1,440,705	1,440,705	128,088
Total		$652,751	$74,851,365	$72,843,408	$—	$—		$2,660,708	$200,468
See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.1%
AAR Corp. (a)	20	$1,120
AeroVironment, Inc. (a)	82	9,774
Axon Enterprise, Inc. (a)	398	209,328
Boeing Co. (a)	104	17,737
BWX Technologies, Inc.	311	30,680
Curtiss-Wright Corp.	173	54,888
General Dynamics Corp.	254	69,235
General Electric Co.	5,285	1,057,793
Hexcel Corp.	71	3,888
Howmet Aerospace, Inc.	2,005	260,109
Huntington Ingalls Industries, Inc.	5	1,020
L3Harris Technologies, Inc.	187	39,141
Lockheed Martin Corp.	445	198,786
Mercury Systems, Inc. (a)	93	4,007
Moog, Inc. Class A	153	26,522
Northrop Grumman Corp.	213	109,058
RTX Corp.	3,941	522,025
Textron, Inc.	78	5,635
TransDigm Group, Inc.	151	208,877
Triumph Group, Inc. (a)	347	8,793
Woodward, Inc.	179	32,666
		2,871,082
AIR FREIGHT & LOGISTICS — 0.1%
CH Robinson Worldwide, Inc.	342	35,021
Expeditors International of Washington, Inc.	59	7,095
FedEx Corp.	538	131,153
Forward Air Corp. (a) (b)	63	1,266
GXO Logistics, Inc. (a)	13	508
Hub Group, Inc. Class A	54	2,007
United Parcel Service, Inc. Class B	309	33,987
		211,037
AIRLINES — 0.3%
Alaska Air Group, Inc. (a)	627	30,861
Allegiant Travel Co.	5	258
American Airlines Group, Inc. (a)	1,760	18,568
Delta Air Lines, Inc.	2,982	130,015
JetBlue Airways Corp. (a)	1,357	6,541
SkyWest, Inc. (a)	243	21,231
Southwest Airlines Co.	1,268	42,580
United Airlines Holdings, Inc. (a)	1,808	124,842
		374,896
AUTO COMPONENTS — 0.0% (c)
Adient PLC (a)	10	129
American Axle & Manufacturing Holdings, Inc. (a)	109	444
Aptiv PLC (a)	54	3,213
Autoliv, Inc.	36	3,184
BorgWarner, Inc.	122	3,495
Dana, Inc.	15	200
Dorman Products, Inc. (a)	128	15,429
Fox Factory Holding Corp. (a)	4	93
Security Description	Shares	Value
Gentex Corp.	123	$2,866
Gentherm, Inc. (a)	73	1,952
Goodyear Tire & Rubber Co. (a)	51	471
LCI Industries	3	262
Lear Corp.	6	529
Patrick Industries, Inc.	112	9,471
Phinia, Inc.	227	9,632
Standard Motor Products, Inc.	61	1,521
Visteon Corp. (a)	3	233
XPEL, Inc. (a) (b) (d)	2	59
		53,183
AUTOMOBILES — 2.8%
Ford Motor Co.	1,652	16,569
General Motors Co.	3,762	176,927
Harley-Davidson, Inc.	80	2,020
Tesla, Inc. (a)	14,568	3,775,443
Thor Industries, Inc.	76	5,762
Winnebago Industries, Inc.	3	103
		3,976,824
BANKS — 4.9%
Ameris Bancorp	293	16,868
Associated Banc-Corp.	486	10,950
Atlantic Union Bankshares Corp. (b)	275	8,563
Axos Financial, Inc. (a)	244	15,743
Banc of California, Inc.	116	1,646
BancFirst Corp.	5	549
Bancorp, Inc. (a)	175	9,247
Bank of America Corp.	19,554	815,988
Bank of Hawaii Corp.	59	4,069
Bank OZK	77	3,346
BankUnited, Inc.	343	11,813
Banner Corp.	118	7,525
Berkshire Hills Bancorp, Inc.	5	130
Brookline Bancorp, Inc.	49	534
Cadence Bank	733	22,254
Capitol Federal Financial, Inc.	73	409
Cathay General Bancorp	80	3,442
Central Pacific Financial Corp.	159	4,299
Citigroup, Inc.	5,600	397,544
Citizens Financial Group, Inc.	1,678	68,748
City Holding Co.	21	2,467
Columbia Banking System, Inc.	660	16,460
Comerica, Inc.	352	20,789
Commerce Bancshares, Inc.	346	21,532
Community Financial System, Inc.	192	10,917
Cullen/Frost Bankers, Inc.	190	23,788
Customers Bancorp, Inc. (a)	73	3,665
CVB Financial Corp.	113	2,086
Dime Community Bancshares, Inc.	19	530
Eagle Bancorp, Inc.	76	1,596
East West Bancorp, Inc.	450	40,392
FB Financial Corp.	111	5,146
Fifth Third Bancorp	1,985	77,812
First BanCorp	676	12,959
First Bancorp/Southern Pines NC	139	5,579

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
First Commonwealth Financial Corp.	93	$1,445
First Financial Bancorp	156	3,897
First Financial Bankshares, Inc.	308	11,063
First Hawaiian, Inc.	214	5,230
First Horizon Corp.	1,977	38,393
Flagstar Financial, Inc.	49	569
FNB Corp.	875	11,769
Fulton Financial Corp.	716	12,952
Glacier Bancorp, Inc.	454	20,076
Hancock Whitney Corp.	322	16,889
Hanmi Financial Corp.	16	363
Heritage Financial Corp.	3	73
Hilltop Holdings, Inc.	93	2,832
Home BancShares, Inc.	482	13,626
Hope Bancorp, Inc.	12	126
Huntington Bancshares, Inc.	4,710	70,697
Independent Bank Corp.	52	3,258
International Bancshares Corp.	217	13,684
JPMorgan Chase & Co.	11,416	2,800,345
KeyCorp	2,935	46,931
Lakeland Financial Corp.	12	713
M&T Bank Corp.	712	127,270
National Bank Holdings Corp. Class A	127	4,860
NBT Bancorp, Inc.	118	5,062
Northwest Bancshares, Inc.	13	156
OFG Bancorp	129	5,163
Old National Bancorp	1,011	21,423
Pacific Premier Bancorp, Inc.	303	6,460
Park National Corp.	56	8,478
Pathward Financial, Inc.	74	5,398
Pinnacle Financial Partners, Inc.	227	24,071
PNC Financial Services Group, Inc.	1,175	206,530
Preferred Bank	58	4,852
Prosperity Bancshares, Inc.	246	17,557
Provident Financial Services, Inc.	413	7,091
Regions Financial Corp.	2,690	58,454
Renasant Corp.	195	6,616
S&T Bancorp, Inc.	152	5,632
Seacoast Banking Corp. of Florida	220	5,661
ServisFirst Bancshares, Inc.	151	12,473
Simmons First National Corp. Class A	507	10,409
Southside Bancshares, Inc.	3	87
SouthState Corp.	263	24,412
Stellar Bancorp, Inc.	5	138
Synovus Financial Corp.	697	32,578
Texas Capital Bancshares, Inc. (a)	46	3,436
Tompkins Financial Corp.	19	1,197
Triumph Financial, Inc. (a)	65	3,757
Truist Financial Corp.	3,555	146,288
TrustCo Bank Corp.	62	1,890
Trustmark Corp.	262	9,036
U.S. Bancorp	4,179	176,437
UMB Financial Corp.	278	28,106
United Bankshares, Inc.	352	12,204
Security Description	Shares	Value
United Community Banks, Inc.	308	$8,664
Valley National Bancorp	225	2,000
Veritex Holdings, Inc.	163	4,070
WaFd, Inc.	283	8,088
Webster Financial Corp.	251	12,939
Wells Fargo & Co.	14,344	1,029,756
Westamerica BanCorp	8	405
Western Alliance Bancorp	354	27,198
Wintrust Financial Corp.	189	21,255
WSFS Financial Corp.	126	6,536
Zions Bancorp NA	479	23,883
		6,852,292
BEVERAGES — 0.5%
Boston Beer Co., Inc. Class A (a)	5	1,194
Brown-Forman Corp. Class B	97	3,292
Celsius Holdings, Inc. (a) (b)	17	606
Coca-Cola Co.	6,013	430,651
Coca-Cola Consolidated, Inc.	26	35,100
Constellation Brands, Inc. Class A	66	12,112
Keurig Dr. Pepper, Inc.	1,111	38,018
MGP Ingredients, Inc.	21	617
Molson Coors Beverage Co. Class B	19	1,157
Monster Beverage Corp. (a)	494	28,909
National Beverage Corp.	12	498
PepsiCo, Inc.	572	85,766
		637,920
BIOTECHNOLOGY — 1.1%
AbbVie, Inc.	3,239	678,635
ADMA Biologics, Inc. (a)	1,261	25,018
Alkermes PLC (a)	75	2,477
Amgen, Inc.	227	70,722
Arcus Biosciences, Inc. (a)	5	39
Arrowhead Pharmaceuticals, Inc. (a)	11	140
Biogen, Inc. (a)	16	2,189
BioMarin Pharmaceutical, Inc. (a)	21	1,485
Catalyst Pharmaceuticals, Inc. (a)	475	11,519
Cytokinetics, Inc. (a)	16	643
Dynavax Technologies Corp. (a)	14	182
Exelixis, Inc. (a)	1,329	49,067
Gilead Sciences, Inc.	3,339	374,135
Halozyme Therapeutics, Inc. (a)	578	36,882
Incyte Corp. (a)	338	20,466
Krystal Biotech, Inc. (a)	124	22,357
Moderna, Inc. (a)	49	1,389
Myriad Genetics, Inc. (a)	445	3,947
Neurocrine Biosciences, Inc. (a)	45	4,977
Protagonist Therapeutics, Inc. (a)	312	15,088
Regeneron Pharmaceuticals, Inc.	15	9,513
Roivant Sciences Ltd. (a) (b)	910	9,182
Sarepta Therapeutics, Inc. (a)	95	6,063
TG Therapeutics, Inc. (a)	715	28,192
United Therapeutics Corp. (a)	221	68,128
Vericel Corp. (a)	54	2,410
Vertex Pharmaceuticals, Inc. (a)	109	52,845

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Vir Biotechnology, Inc. (a)	9	$58
Xencor, Inc. (a)	18	192
		1,497,940
BROADLINE RETAIL — 5.4%
Amazon.com, Inc. (a)	38,514	7,327,674
eBay, Inc.	2,238	151,580
Etsy, Inc. (a)	66	3,114
Kohl's Corp.	57	466
Macy's, Inc.	195	2,449
Nordstrom, Inc.	445	10,880
Ollie's Bargain Outlet Holdings, Inc. (a)	286	33,279
		7,529,442
BUILDING PRODUCTS — 0.8%
A.O. Smith Corp.	51	3,333
AAON, Inc.	345	26,955
Advanced Drainage Systems, Inc.	30	3,259
Allegion PLC	134	17,482
American Woodmark Corp. (a)	19	1,118
Apogee Enterprises, Inc.	126	5,838
Armstrong World Industries, Inc.	200	28,176
AZZ, Inc.	160	13,378
Builders FirstSource, Inc. (a)	16	1,999
Carlisle Cos., Inc.	108	36,774
Carrier Global Corp.	2,471	156,661
CSW Industrials, Inc.	79	23,030
Fortune Brands Innovations, Inc.	53	3,227
Gibraltar Industries, Inc. (a)	64	3,754
Griffon Corp.	106	7,579
Hayward Holdings, Inc. (a)	191	2,659
Insteel Industries, Inc.	55	1,447
Johnson Controls International PLC	3,108	248,982
Lennox International, Inc.	133	74,590
Masco Corp.	396	27,538
Masterbrand, Inc. (a)	125	1,633
Owens Corning	181	25,850
Quanex Building Products Corp.	78	1,450
Resideo Technologies, Inc. (a)	560	9,912
Simpson Manufacturing Co., Inc.	18	2,827
Trane Technologies PLC	984	331,529
Trex Co., Inc. (a)	108	6,275
UFP Industries, Inc.	60	6,422
Zurn Elkay Water Solutions Corp.	415	13,687
		1,087,364
CAPITAL MARKETS — 3.9%
Acadian Asset Management, Inc.	3	78
Affiliated Managers Group, Inc.	104	17,475
Ameriprise Financial, Inc.	397	192,192
Artisan Partners Asset Management, Inc. Class A	124	4,848
Bank of New York Mellon Corp.	3,178	266,539
BGC Group, Inc. Class A	1,515	13,893
Blackrock, Inc.	472	446,739
Blackstone, Inc.	3,155	441,006
Security Description	Shares	Value
Carlyle Group, Inc.	625	$27,244
Cboe Global Markets, Inc.	162	36,659
Charles Schwab Corp.	4,074	318,913
CME Group, Inc.	864	229,211
Cohen & Steers, Inc.	69	5,537
Donnelley Financial Solutions, Inc. (a)	118	5,158
Evercore, Inc. Class A	181	36,149
FactSet Research Systems, Inc.	38	17,276
Federated Hermes, Inc.	63	2,568
Franklin Resources, Inc. (b)	53	1,020
Goldman Sachs Group, Inc.	1,460	797,583
Hamilton Lane, Inc. Class A	124	18,435
Houlihan Lokey, Inc.	244	39,406
Interactive Brokers Group, Inc. Class A	568	94,055
Intercontinental Exchange, Inc.	1,376	237,360
Invesco Ltd.	950	14,411
Janus Henderson Group PLC	578	20,895
Jefferies Financial Group, Inc.	803	43,017
KKR & Co., Inc.	3,331	385,097
MarketAxess Holdings, Inc.	49	10,601
Moelis & Co. Class A	322	18,792
Moody's Corp.	417	194,193
Morgan Stanley	5,422	632,585
Morningstar, Inc.	52	15,593
MSCI, Inc.	77	43,543
Nasdaq, Inc.	1,458	110,604
Northern Trust Corp.	641	63,235
Piper Sandler Cos.	70	17,336
PJT Partners, Inc. Class A	77	10,617
Raymond James Financial, Inc.	800	111,128
S&P Global, Inc.	582	295,714
SEI Investments Co.	290	22,513
State Street Corp. (e)	1,116	99,915
StepStone Group, Inc. Class A	343	17,915
Stifel Financial Corp.	467	44,019
StoneX Group, Inc. (a)	184	14,054
T. Rowe Price Group, Inc.	407	37,391
Virtu Financial, Inc. Class A	280	10,674
Virtus Investment Partners, Inc.	4	689
WisdomTree, Inc.	68	607
		5,484,482
CHEMICALS — 0.8%
AdvanSix, Inc.	53	1,200
Air Products & Chemicals, Inc.	470	138,612
Albemarle Corp. (b)	12	864
Ashland, Inc.	53	3,142
Avient Corp.	193	7,172
Axalta Coating Systems Ltd. (a)	277	9,188
Balchem Corp.	93	15,438
Cabot Corp.	210	17,459
Celanese Corp.	15	852
CF Industries Holdings, Inc.	368	28,759
Chemours Co.	71	961
Corteva, Inc.	2,035	128,063

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Dow, Inc.	99	$3,457
DuPont de Nemours, Inc.	1,237	92,379
Eastman Chemical Co.	213	18,767
Ecolab, Inc.	604	153,126
FMC Corp.	53	2,236
Hawkins, Inc.	128	13,558
HB Fuller Co.	110	6,173
Ingevity Corp. (a)	11	436
Innospec, Inc.	61	5,780
International Flavors & Fragrances, Inc.	325	25,223
Koppers Holdings, Inc.	16	448
Linde PLC	594	276,590
LyondellBasell Industries NV Class A	37	2,605
Minerals Technologies, Inc.	110	6,993
Mosaic Co.	63	1,702
NewMarket Corp.	14	7,930
Olin Corp.	59	1,430
PPG Industries, Inc.	118	12,903
Quaker Chemical Corp.	16	1,978
RPM International, Inc.	300	34,704
Scotts Miracle-Gro Co.	114	6,258
Sensient Technologies Corp.	147	10,941
Sherwin-Williams Co.	424	148,057
Stepan Co.	7	385
Westlake Corp.	1	100
		1,185,869
COMMERCIAL SERVICES & SUPPLIES — 0.7%
ABM Industries, Inc.	131	6,204
Brady Corp. Class A	131	9,254
Brink's Co.	93	8,013
Cintas Corp.	918	188,676
Clean Harbors, Inc. (a)	216	42,574
Copart, Inc. (a)	2,101	118,896
CoreCivic, Inc. (a)	513	10,409
Deluxe Corp.	13	205
Enviri Corp. (a)	53	352
GEO Group, Inc. (a)	748	21,849
Healthcare Services Group, Inc. (a)	156	1,572
HNI Corp.	244	10,821
Interface, Inc.	108	2,143
Liquidity Services, Inc. (a)	54	1,675
Matthews International Corp. Class A	53	1,179
MillerKnoll, Inc.	34	651
MSA Safety, Inc.	22	3,227
OPENLANE, Inc. (a)	96	1,851
Pitney Bowes, Inc.	797	7,213
Pursuit Attractions & Hospitality, Inc. (a)	56	1,982
RB Global, Inc.	806	80,842
Republic Services, Inc.	487	117,932
Rollins, Inc.	515	27,825
Tetra Tech, Inc.	793	23,195
UniFirst Corp.	2	348
Security Description	Shares	Value
Veralto Corp.	802	$78,155
Vestis Corp.	12	119
Waste Management, Inc.	653	151,176
		918,338
COMMUNICATIONS EQUIPMENT — 1.1%
Arista Networks, Inc. (a)	5,098	394,993
Calix, Inc. (a)	58	2,056
Ciena Corp. (a)	712	43,026
Cisco Systems, Inc.	10,677	658,878
Digi International, Inc. (a)	4	111
Extreme Networks, Inc. (a)	14	185
F5, Inc. (a)	196	52,189
Harmonic, Inc. (a)	12	115
Juniper Networks, Inc.	327	11,834
Lumentum Holdings, Inc. (a)	291	18,141
Motorola Solutions, Inc.	731	320,039
NetScout Systems, Inc. (a)	132	2,773
Viasat, Inc. (a)	8	83
Viavi Solutions, Inc. (a)	160	1,791
		1,506,214
CONSTRUCTION & ENGINEERING — 0.4%
AECOM	351	32,548
Arcosa, Inc.	110	8,483
Comfort Systems USA, Inc.	180	58,019
Dycom Industries, Inc. (a)	157	23,917
EMCOR Group, Inc.	237	87,602
Everus Construction Group, Inc. (a)	169	6,268
Fluor Corp. (a)	590	21,134
Granite Construction, Inc.	224	16,890
MasTec, Inc. (a)	310	36,180
MYR Group, Inc. (a)	5	566
Quanta Services, Inc.	709	180,214
Valmont Industries, Inc.	72	20,547
		492,368
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	61	13,538
Knife River Corp. (a)	328	29,589
Martin Marietta Materials, Inc.	60	28,688
Vulcan Materials Co.	279	65,090
		136,905
CONSUMER FINANCE — 0.9%
Ally Financial, Inc.	271	9,883
American Express Co.	2,432	654,330
Bread Financial Holdings, Inc.	238	11,919
Capital One Financial Corp.	1,237	221,794
Discover Financial Services	1,239	211,497
Encore Capital Group, Inc. (a)	11	377
Enova International, Inc. (a)	132	12,746
FirstCash Holdings, Inc.	16	1,925
Navient Corp.	157	1,983
PRA Group, Inc. (a)	59	1,217
PROG Holdings, Inc.	210	5,586
SLM Corp.	885	25,992

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Synchrony Financial	1,892	$100,163
		1,259,412
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.7%
Andersons, Inc.	52	2,232
BJ's Wholesale Club Holdings, Inc. (a)	505	57,621
Casey's General Stores, Inc.	162	70,314
Chefs' Warehouse, Inc. (a)	167	9,095
Costco Wholesale Corp.	1,437	1,359,086
Dollar General Corp.	21	1,847
Dollar Tree, Inc. (a)	21	1,576
Grocery Outlet Holding Corp. (a)	73	1,021
Kroger Co.	2,346	158,801
Performance Food Group Co. (a)	388	30,508
PriceSmart, Inc.	53	4,656
SpartanNash Co.	4	81
Sprouts Farmers Market, Inc. (a)	519	79,220
Sysco Corp.	405	30,391
Target Corp.	455	47,484
U.S. Foods Holding Corp. (a)	982	64,282
United Natural Foods, Inc. (a)	180	4,930
Walgreens Boots Alliance, Inc.	130	1,452
Walmart, Inc.	21,419	1,880,374
		3,804,971
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	1,834	17,790
AptarGroup, Inc.	133	19,735
Avery Dennison Corp.	57	10,144
Ball Corp.	294	15,309
Berry Global Group, Inc.	210	14,660
Crown Holdings, Inc.	154	13,746
Graphic Packaging Holding Co.	465	12,072
Greif, Inc. Class A	13	715
International Paper Co.	2,441	130,227
O-I Glass, Inc. (a)	73	837
Packaging Corp. of America	364	72,079
Sealed Air Corp.	178	5,144
Silgan Holdings, Inc.	110	5,623
Smurfit WestRock PLC	2,160	97,330
Sonoco Products Co.	75	3,543
		418,954
DISTRIBUTORS — 0.0% (c)
Genuine Parts Co.	68	8,101
LKQ Corp.	97	4,126
Pool Corp.	16	5,094
		17,321
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	127	12,781
Duolingo, Inc. (a)	188	58,381
Frontdoor, Inc. (a)	349	13,409
Graham Holdings Co. Class B	7	6,726
Grand Canyon Education, Inc. (a)	85	14,707
H&R Block, Inc.	290	15,924
Perdoceo Education Corp.	153	3,852
Security Description	Shares	Value
Service Corp. International	388	$31,118
Strategic Education, Inc.	54	4,534
Stride, Inc. (a)	225	28,462
		189,894
DIVERSIFIED REITs — 0.0% (c)
Alexander & Baldwin, Inc. REIT	152	2,619
American Assets Trust, Inc. REIT	5	101
Armada Hoffler Properties, Inc. REIT	94	706
Essential Properties Realty Trust, Inc. REIT	752	24,545
Global Net Lease, Inc. REIT	213	1,713
WP Carey, Inc. REIT	93	5,869
		35,553
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
AT&T, Inc.	23,267	657,991
Cogent Communications Holdings, Inc.	49	3,004
Frontier Communications Parent, Inc. (a)	907	32,525
Iridium Communications, Inc.	118	3,224
Lumen Technologies, Inc. (a)	5,489	21,517
Shenandoah Telecommunications Co.	155	1,948
Verizon Communications, Inc.	2,967	134,583
		854,792
ELECTRIC UTILITIES — 1.7%
ALLETE, Inc.	118	7,753
Alliant Energy Corp.	760	48,906
American Electric Power Co., Inc.	1,427	155,928
Constellation Energy Corp.	1,544	311,317
Duke Energy Corp.	1,634	199,299
Edison International	1,037	61,100
Entergy Corp.	2,117	180,982
Evergy, Inc.	681	46,955
Eversource Energy	744	46,210
Exelon Corp.	1,842	84,879
FirstEnergy Corp.	913	36,904
IDACORP, Inc.	142	16,503
MGE Energy, Inc.	159	14,781
NextEra Energy, Inc.	6,089	431,649
NRG Energy, Inc.	1,053	100,519
OGE Energy Corp.	595	27,346
Otter Tail Corp.	22	1,768
PG&E Corp.	5,856	100,606
Pinnacle West Capital Corp.	337	32,099
Portland General Electric Co.	126	5,620
PPL Corp.	2,143	77,384
Southern Co.	2,935	269,873
TXNM Energy, Inc.	368	19,681
Xcel Energy, Inc.	1,214	85,939
		2,364,001
ELECTRICAL EQUIPMENT — 1.0%
Acuity, Inc.	81	21,331

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
AMETEK, Inc.	424	$72,987
Eaton Corp. PLC	1,504	408,832
Emerson Electric Co.	2,169	237,809
EnerSys	43	3,938
GE Vernova, Inc.	1,516	462,805
Generac Holdings, Inc. (a)	210	26,597
Hubbell, Inc.	159	52,615
NEXTracker, Inc. Class A (a)	59	2,486
nVent Electric PLC	349	18,295
Powell Industries, Inc. (b)	58	9,879
Regal Rexnord Corp.	140	15,939
Rockwell Automation, Inc.	239	61,753
Sensata Technologies Holding PLC	15	364
Sunrun, Inc. (a)	32	188
Vicor Corp. (a)	7	327
		1,396,145
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Advanced Energy Industries, Inc.	12	1,144
Amphenol Corp. Class A	4,589	300,992
Arlo Technologies, Inc. (a)	388	3,830
Arrow Electronics, Inc. (a)	17	1,765
Avnet, Inc.	89	4,280
Badger Meter, Inc.	118	22,449
Belden, Inc.	184	18,446
Benchmark Electronics, Inc.	78	2,966
CDW Corp.	18	2,885
Cognex Corp.	18	537
Coherent Corp. (a)	815	52,926
Corning, Inc.	3,519	161,100
Crane NXT Co. (b)	68	3,495
CTS Corp.	21	873
ePlus, Inc. (a)	99	6,042
Fabrinet (a)	36	7,110
Flex Ltd. (a)	1,914	63,315
Insight Enterprises, Inc. (a)	4	600
IPG Photonics Corp. (a)	21	1,326
Itron, Inc. (a)	182	19,066
Jabil, Inc.	239	32,521
Keysight Technologies, Inc. (a)	220	32,949
Knowles Corp. (a)	138	2,098
Littelfuse, Inc.	8	1,574
Novanta, Inc. (a)	25	3,197
OSI Systems, Inc. (a)	50	9,717
PC Connection, Inc.	57	3,558
Plexus Corp. (a)	134	17,169
Rogers Corp. (a)	2	135
Sanmina Corp. (a)	138	10,513
ScanSource, Inc. (a)	17	578
TD SYNNEX Corp.	161	16,738
TE Connectivity PLC	295	41,689
Teledyne Technologies, Inc. (a)	85	42,305
Trimble, Inc. (a)	998	65,519
TTM Technologies, Inc. (a)	404	8,286
Vishay Intertechnology, Inc.	13	207
Vontier Corp.	213	6,997
Security Description	Shares	Value
Zebra Technologies Corp. Class A (a)	246	$69,510
		1,040,407
ENERGY EQUIPMENT & SERVICES — 0.2%
Archrock, Inc.	880	23,091
Atlas Energy Solutions, Inc.	233	4,157
Baker Hughes Co.	4,325	190,084
Bristow Group, Inc. (a)	7	221
Cactus, Inc. Class A	253	11,595
ChampionX Corp.	156	4,649
Core Laboratories, Inc.	5	75
Halliburton Co.	121	3,070
Helix Energy Solutions Group, Inc. (a)	644	5,352
Helmerich & Payne, Inc.	53	1,384
Innovex International, Inc. (a)	4	72
Liberty Energy, Inc.	18	285
NOV, Inc.	329	5,007
Oceaneering International, Inc. (a)	155	3,381
Patterson-UTI Energy, Inc.	54	444
ProPetro Holding Corp. (a)	10	73
RPC, Inc.	8	44
Schlumberger NV	192	8,026
Tidewater, Inc. (a)	16	676
Valaris Ltd. (a) (b)	54	2,120
Weatherford International PLC	8	428
		264,234
ENTERTAINMENT — 1.8%
Cinemark Holdings, Inc. (b)	343	8,537
Electronic Arts, Inc.	370	53,472
Live Nation Entertainment, Inc. (a)	686	89,578
Madison Square Garden Sports Corp. (a)	15	2,921
Netflix, Inc. (a)	1,989	1,854,802
Take-Two Interactive Software, Inc. (a)	299	61,968
TKO Group Holdings, Inc.	329	50,275
Walt Disney Co.	3,830	378,021
Warner Bros Discovery, Inc. (a)	2,833	30,398
		2,529,972
FINANCIAL SERVICES — 4.5%
Apollo Global Management, Inc.	2,206	302,090
Berkshire Hathaway, Inc. Class B (a)	4,393	2,339,624
Corpay, Inc. (a)	148	51,610
Equitable Holdings, Inc.	1,375	71,624
Essent Group Ltd.	105	6,061
Euronet Worldwide, Inc. (a)	62	6,625
EVERTEC, Inc.	43	1,581
Fidelity National Information Services, Inc.	1,594	119,040
Fiserv, Inc. (a)	2,487	549,204
Global Payments, Inc.	40	3,917
HA Sustainable Infrastructure Capital, Inc. (b)	284	8,304

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Jack Henry & Associates, Inc.	111	$20,268
Jackson Financial, Inc. Class A	383	32,088
Mastercard, Inc. Class A	1,947	1,067,190
MGIC Investment Corp.	679	16,826
Mr. Cooper Group, Inc. (a)	332	39,707
NCR Atleos Corp. (a)	125	3,297
NMI Holdings, Inc. (a)	279	10,058
Payoneer Global, Inc. (a)	1,339	9,788
PayPal Holdings, Inc. (a)	4,099	267,460
Radian Group, Inc.	273	9,028
Shift4 Payments, Inc. Class A (a) (b)	300	24,513
Visa, Inc. Class A	3,655	1,280,931
Voya Financial, Inc.	118	7,996
Walker & Dunlop, Inc.	32	2,731
Western Union Co.	714	7,554
WEX, Inc. (a)	43	6,752
		6,265,867
FOOD PRODUCTS — 0.3%
Archer-Daniels-Midland Co.	337	16,179
B&G Foods, Inc. (b)	274	1,882
Bunge Global SA	16	1,223
Cal-Maine Foods, Inc.	189	17,180
Campbell's Co.	286	11,417
Conagra Brands, Inc.	286	7,628
Darling Ingredients, Inc. (a)	17	531
Flowers Foods, Inc.	20	380
Fresh Del Monte Produce, Inc.	59	1,819
General Mills, Inc.	535	31,988
Hershey Co.	61	10,433
Hormel Foods Corp.	368	11,386
Ingredion, Inc.	181	24,473
J&J Snack Foods Corp.	6	790
J.M. Smucker Co.	11	1,303
John B Sanfilippo & Son, Inc.	10	709
Kellanova	1,223	100,885
Kraft Heinz Co.	373	11,350
Lamb Weston Holdings, Inc.	71	3,784
Lancaster Colony Corp.	15	2,625
McCormick & Co., Inc.	523	43,048
Mondelez International, Inc. Class A	188	12,756
Pilgrim's Pride Corp. (a) (b)	195	10,629
Post Holdings, Inc. (a)	129	15,010
Simply Good Foods Co. (a)	75	2,587
Tootsie Roll Industries, Inc.	2	65
TreeHouse Foods, Inc. (a)	54	1,463
Tyson Foods, Inc. Class A	517	32,990
WK Kellogg Co. (b)	74	1,475
		377,988
GAS UTILITIES — 0.1%
Atmos Energy Corp.	460	71,107
Chesapeake Utilities Corp.	74	9,504
MDU Resources Group, Inc.	678	11,465
National Fuel Gas Co.	296	23,440
New Jersey Resources Corp.	126	6,181
Northwest Natural Holding Co.	11	470
Security Description	Shares	Value
ONE Gas, Inc.	68	$5,140
Southwest Gas Holdings, Inc.	151	10,842
Spire, Inc.	171	13,381
UGI Corp.	696	23,017
		174,547
GROUND TRANSPORTATION — 0.3%
ArcBest Corp.	13	917
Avis Budget Group, Inc. (a) (b)	2	152
CSX Corp.	816	24,015
Heartland Express, Inc.	55	507
JB Hunt Transport Services, Inc.	9	1,332
Knight-Swift Transportation Holdings, Inc.	73	3,175
Landstar System, Inc.	44	6,609
Marten Transport Ltd.	133	1,825
Norfolk Southern Corp.	223	52,818
Old Dominion Freight Line, Inc.	78	12,905
RXO, Inc. (a)	384	7,334
Ryder System, Inc.	174	25,023
Saia, Inc. (a)	38	13,278
Uber Technologies, Inc. (a)	890	64,845
Union Pacific Corp.	427	100,874
Werner Enterprises, Inc.	7	205
XPO, Inc. (a)	541	58,201
		374,015
HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Abbott Laboratories	1,712	227,097
Align Technology, Inc. (a)	10	1,589
Artivion, Inc. (a)	4	98
Avanos Medical, Inc. (a)	5	72
Baxter International, Inc.	72	2,465
Becton Dickinson & Co.	204	46,728
Boston Scientific Corp. (a)	6,026	607,903
CONMED Corp.	3	181
Cooper Cos., Inc. (a)	140	11,809
Dentsply Sirona, Inc.	43	642
Dexcom, Inc. (a)	56	3,824
Edwards Lifesciences Corp. (a)	416	30,152
Embecta Corp.	18	230
Enovis Corp. (a)	15	573
Envista Holdings Corp. (a)	79	1,364
GE HealthCare Technologies, Inc.	580	46,812
Glaukos Corp. (a)	288	28,345
Globus Medical, Inc. Class A (a)	455	33,306
Haemonetics Corp. (a)	45	2,860
Hologic, Inc. (a)	164	10,130
ICU Medical, Inc. (a)	118	16,386
IDEXX Laboratories, Inc. (a)	11	4,619
Inspire Medical Systems, Inc. (a)	12	1,911
Insulet Corp. (a)	267	70,117
Integer Holdings Corp. (a)	129	15,223
Integra LifeSciences Holdings Corp. (a)	7	154
Intuitive Surgical, Inc. (a)	1,355	671,091
Lantheus Holdings, Inc. (a)	311	30,354

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
LeMaitre Vascular, Inc.	118	$9,900
LivaNova PLC (a)	61	2,396
Masimo Corp. (a)	131	21,825
Medtronic PLC	904	81,233
Merit Medical Systems, Inc. (a)	196	20,719
Neogen Corp. (a)	163	1,413
Omnicell, Inc. (a)	19	664
Penumbra, Inc. (a)	5	1,337
QuidelOrtho Corp. (a)	5	175
ResMed, Inc.	393	87,973
Solventum Corp. (a)	17	1,293
STAAR Surgical Co. (a)	5	88
STERIS PLC	69	15,639
Stryker Corp.	532	198,037
Tandem Diabetes Care, Inc. (a)	334	6,399
Teleflex, Inc.	6	829
TransMedics Group, Inc. (a)	5	336
UFP Technologies, Inc. (a)	20	4,034
Zimmer Biomet Holdings, Inc.	43	4,867
		2,325,192
HEALTH CARE PROVIDERS & SERVICES — 0.9%
Acadia Healthcare Co., Inc. (a)	51	1,546
AdaptHealth Corp. (a)	8	87
Addus HomeCare Corp. (a)	74	7,318
Amedisys, Inc. (a)	45	4,168
AMN Healthcare Services, Inc. (a)	21	514
Astrana Health, Inc. (a)	195	6,047
Cardinal Health, Inc.	444	61,170
Cencora, Inc.	123	34,205
Centene Corp. (a)	71	4,310
Chemed Corp.	5	3,077
Cigna Group	118	38,822
CorVel Corp. (a)	125	13,996
CVS Health Corp.	209	14,160
DaVita, Inc. (a)	196	29,982
Elevance Health, Inc.	33	14,354
Encompass Health Corp.	284	28,764
Ensign Group, Inc.	120	15,528
HCA Healthcare, Inc.	128	44,230
HealthEquity, Inc. (a)	258	22,799
Henry Schein, Inc. (a)	14	959
Hims & Hers Health, Inc. (a)	1,051	31,057
Humana, Inc.	13	3,440
Labcorp Holdings, Inc.	106	24,670
McKesson Corp.	269	181,034
Molina Healthcare, Inc. (a)	19	6,258
National HealthCare Corp.	73	6,774
NeoGenomics, Inc. (a)	14	133
Option Care Health, Inc. (a)	62	2,167
Owens & Minor, Inc. (a)	8	72
Patterson Cos., Inc.	98	3,062
Pediatrix Medical Group, Inc. (a)	55	797
Progyny, Inc. (a)	9	201
Quest Diagnostics, Inc.	268	45,346
RadNet, Inc. (a)	337	16,756
Security Description	Shares	Value
Select Medical Holdings Corp.	334	$5,578
Tenet Healthcare Corp. (a)	443	59,583
U.S. Physical Therapy, Inc.	8	579
UnitedHealth Group, Inc.	909	476,089
Universal Health Services, Inc. Class B	124	23,300
		1,232,932
HEALTH CARE REITs — 0.5%
Alexandria Real Estate Equities, Inc. REIT	22	2,035
CareTrust REIT, Inc.	696	19,892
Healthcare Realty Trust, Inc. REIT	1,052	17,779
Healthpeak Properties, Inc. REIT	1,480	29,925
LTC Properties, Inc. REIT	13	461
Medical Properties Trust, Inc. REIT	2,455	14,804
Omega Healthcare Investors, Inc. REIT	1,104	42,040
Sabra Health Care REIT, Inc.	878	15,339
Universal Health Realty Income Trust REIT	54	2,212
Ventas, Inc. REIT	1,242	85,400
Welltower, Inc. REIT	2,650	406,006
		635,893
HEALTH CARE TECHNOLOGY — 0.0% (c)
Certara, Inc. (a)	137	1,356
Doximity, Inc. Class A (a)	640	37,139
Schrodinger, Inc. (a)	47	928
Simulations Plus, Inc.	2	49
		39,472
HOTEL & RESORT REITs — 0.0% (c)
Apple Hospitality REIT, Inc.	329	4,247
DiamondRock Hospitality Co. REIT	111	857
Host Hotels & Resorts, Inc. REIT	696	9,890
Park Hotels & Resorts, Inc. REIT	717	7,658
Pebblebrook Hotel Trust REIT	12	122
Summit Hotel Properties, Inc. REIT	330	1,785
Sunstone Hotel Investors, Inc. REIT	117	1,101
Xenia Hotels & Resorts, Inc. REIT	284	3,340
		29,000
HOTELS, RESTAURANTS & LEISURE — 1.7%
Airbnb, Inc. Class A (a)	181	21,622
Aramark	811	27,996
BJ's Restaurants, Inc. (a)	3	103
Bloomin' Brands, Inc.	9	65
Booking Holdings, Inc.	144	663,395
Boyd Gaming Corp.	140	9,216
Brinker International, Inc. (a)	272	40,542
Caesars Entertainment, Inc. (a)	44	1,100
Carnival Corp. (a)	4,833	94,388
Cheesecake Factory, Inc. (b)	52	2,530
Chipotle Mexican Grill, Inc. (a)	4,035	202,597
Choice Hotels International, Inc.	13	1,726
Churchill Downs, Inc.	96	10,663

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Cracker Barrel Old Country Store, Inc. (b)	2	$78
Darden Restaurants, Inc.	282	58,588
Dave & Buster's Entertainment, Inc. (a) (b)	10	176
Domino's Pizza, Inc.	24	11,027
Expedia Group, Inc.	363	61,020
Golden Entertainment, Inc.	7	185
Hilton Grand Vacations, Inc. (a) (b)	21	786
Hilton Worldwide Holdings, Inc.	721	164,064
Hyatt Hotels Corp. Class A	158	19,355
Jack in the Box, Inc. (b)	6	163
Las Vegas Sands Corp.	539	20,822
Light & Wonder, Inc. (a)	173	14,984
Marriott International, Inc. Class A	480	114,336
Marriott Vacations Worldwide Corp.	4	257
McDonald's Corp.	695	217,097
MGM Resorts International (a)	115	3,409
Monarch Casino & Resort, Inc.	10	777
Norwegian Cruise Line Holdings Ltd. (a)	1,638	31,056
Papa John's International, Inc.	10	411
Penn Entertainment, Inc. (a)	17	277
Planet Fitness, Inc. Class A (a)	368	35,552
Royal Caribbean Cruises Ltd.	1,221	250,842
Sabre Corp. (a)	62	174
Shake Shack, Inc. Class A (a)	189	16,664
Six Flags Entertainment Corp.	95	3,389
Starbucks Corp.	1,118	109,665
Texas Roadhouse, Inc.	328	54,655
Travel & Leisure Co.	270	12,498
Vail Resorts, Inc.	8	1,280
Wendy's Co.	135	1,975
Wingstop, Inc.	28	6,316
Wyndham Hotels & Resorts, Inc.	230	20,817
Wynn Resorts Ltd.	54	4,509
Yum! Brands, Inc.	354	55,705
		2,368,852
HOUSEHOLD DURABLES — 0.3%
Cavco Industries, Inc. (a)	37	19,226
Century Communities, Inc.	62	4,160
Champion Homes, Inc. (a)	157	14,877
DR Horton, Inc.	206	26,189
Ethan Allen Interiors, Inc.	12	332
Garmin Ltd.	758	164,585
Green Brick Partners, Inc. (a)	26	1,516
Helen of Troy Ltd. (a)	2	107
Installed Building Products, Inc.	10	1,715
KB Home	129	7,498
La-Z-Boy, Inc.	119	4,652
Leggett & Platt, Inc.	14	111
Lennar Corp. Class A	101	11,593
LGI Homes, Inc. (a)	2	133
M/I Homes, Inc. (a)	35	3,996
Meritage Homes Corp.	51	3,615
Mohawk Industries, Inc. (a)	111	12,674
Security Description	Shares	Value
Newell Brands, Inc.	1,231	$7,632
NVR, Inc. (a)	6	43,466
PulteGroup, Inc.	261	26,831
Somnigroup International, Inc. (b)	367	21,976
Taylor Morrison Home Corp. (a)	219	13,149
Toll Brothers, Inc.	299	31,571
TopBuild Corp. (a)	4	1,220
Tri Pointe Homes, Inc. (a)	119	3,798
Whirlpool Corp.	101	9,103
		435,725
HOUSEHOLD PRODUCTS — 0.7%
Central Garden & Pet Co. Class A (a)	122	3,993
Church & Dwight Co., Inc.	311	34,238
Clorox Co.	262	38,579
Colgate-Palmolive Co.	1,498	140,363
Energizer Holdings, Inc.	20	598
Kimberly-Clark Corp.	612	87,039
Procter & Gamble Co.	4,316	735,533
WD-40 Co.	7	1,708
		1,042,051
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
AES Corp.	101	1,255
Clearway Energy, Inc. Class C	305	9,232
Ormat Technologies, Inc.	5	354
Vistra Corp.	1,853	217,616
		228,457
INDUSTRIAL CONGLOMERATES — 0.5%
3M Co.	2,660	390,648
Honeywell International, Inc.	1,375	291,156
		681,804
INDUSTRIAL REITs — 0.1%
EastGroup Properties, Inc. REIT	57	10,040
First Industrial Realty Trust, Inc. REIT	130	7,015
Innovative Industrial Properties, Inc. REIT	4	216
LXP Industrial Trust REIT	246	2,128
Prologis, Inc. REIT	392	43,822
Rexford Industrial Realty, Inc. REIT	97	3,798
STAG Industrial, Inc. REIT	271	9,788
		76,807
INSURANCE — 2.4%
Aflac, Inc.	1,481	164,672
Allstate Corp.	785	162,550
American Financial Group, Inc.	193	25,349
American International Group, Inc.	968	84,158
AMERISAFE, Inc.	12	631
Aon PLC Class A	579	231,073
Arch Capital Group Ltd.	899	86,466
Arthur J Gallagher & Co.	670	231,311
Assurant, Inc.	132	27,687

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Assured Guaranty Ltd.	95	$8,369
Brighthouse Financial, Inc. (a)	21	1,218
Brown & Brown, Inc.	703	87,453
Chubb Ltd.	793	239,478
Cincinnati Financial Corp.	502	74,155
CNO Financial Group, Inc.	347	14,453
Employers Holdings, Inc.	68	3,444
Erie Indemnity Co. Class A	67	28,076
Everest Group Ltd.	16	5,813
Fidelity National Financial, Inc.	548	35,664
First American Financial Corp.	217	14,242
Genworth Financial, Inc. (a)	805	5,707
Globe Life, Inc.	9	1,185
Goosehead Insurance, Inc. Class A	66	7,792
Hanover Insurance Group, Inc.	54	9,393
Hartford Insurance Group, Inc.	858	106,160
HCI Group, Inc.	7	1,045
Horace Mann Educators Corp.	20	855
Kemper Corp.	114	7,621
Kinsale Capital Group, Inc.	47	22,875
Lincoln National Corp.	622	22,336
Loews Corp.	383	35,202
Marsh & McLennan Cos., Inc.	901	219,871
Mercury General Corp.	158	8,832
MetLife, Inc.	1,558	125,092
Old Republic International Corp.	756	29,650
Palomar Holdings, Inc. (a)	111	15,216
Primerica, Inc.	67	19,063
Principal Financial Group, Inc.	208	17,549
ProAssurance Corp. (a)	163	3,806
Progressive Corp.	1,900	537,719
Prudential Financial, Inc.	854	95,375
Reinsurance Group of America, Inc.	195	38,395
RenaissanceRe Holdings Ltd.	78	18,720
RLI Corp.	247	19,841
Ryan Specialty Holdings, Inc.	455	33,611
Safety Insurance Group, Inc.	10	789
Selective Insurance Group, Inc.	53	4,852
SiriusPoint Ltd. (a)	344	5,948
Stewart Information Services Corp.	127	9,061
Travelers Cos., Inc.	480	126,941
Trupanion, Inc. (a) (b)	170	6,336
United Fire Group, Inc.	62	1,827
Unum Group	781	63,620
W.R. Berkley Corp.	537	38,213
Willis Towers Watson PLC	298	100,709
		3,287,469
INTERACTIVE MEDIA & SERVICES — 8.0%
Alphabet, Inc. Class A	18,888	2,920,840
Alphabet, Inc. Class C	15,309	2,391,725
Cargurus, Inc. (a)	246	7,166
Cars.com, Inc. (a)	157	1,769
Match Group, Inc.	65	2,028
Meta Platforms, Inc. Class A	10,176	5,865,039
QuinStreet, Inc. (a)	6	107
Security Description	Shares	Value
Shutterstock, Inc.	69	$1,286
TripAdvisor, Inc. (a)	79	1,120
Yelp, Inc. (a)	7	259
Ziff Davis, Inc. (a)	63	2,368
		11,193,707
IT SERVICES — 0.8%
Accenture PLC Class A	441	137,610
Akamai Technologies, Inc. (a)	17	1,369
ASGN, Inc. (a)	37	2,332
Cognizant Technology Solutions Corp. Class A	489	37,408
DigitalOcean Holdings, Inc. (a)	63	2,104
DXC Technology Co. (a)	21	358
EPAM Systems, Inc. (a)	6	1,013
Gartner, Inc. (a)	98	41,135
GoDaddy, Inc. Class A (a)	720	129,701
International Business Machines Corp.	2,737	680,582
Kyndryl Holdings, Inc. (a)	1,146	35,984
VeriSign, Inc. (a)	81	20,563
		1,090,159
LEISURE EQUIPMENT & PRODUCTS — 0.0% (c)
Brunswick Corp.	43	2,315
Mattel, Inc. (a)	58	1,127
Polaris, Inc.	5	205
Sturm Ruger & Co., Inc.	53	2,082
Topgolf Callaway Brands Corp. (a)	71	468
YETI Holdings, Inc. (a)	56	1,854
		8,051
LEISURE PRODUCTS — 0.0% (c)
Hasbro, Inc.	314	19,308
LIFE SCIENCES TOOLS & SERVICES — 0.3%
Agilent Technologies, Inc.	284	33,222
Avantor, Inc. (a)	288	4,669
Azenta, Inc. (a)	129	4,469
BioLife Solutions, Inc. (a)	9	206
Bio-Rad Laboratories, Inc. Class A (a)	22	5,358
Bio-Techne Corp.	157	9,205
Bruker Corp.	73	3,047
Charles River Laboratories International, Inc. (a)	14	2,107
Danaher Corp.	453	92,865
Fortrea Holdings, Inc. (a)	10	76
Illumina, Inc. (a)	112	8,886
IQVIA Holdings, Inc. (a)	121	21,332
Medpace Holdings, Inc. (a)	54	16,453
Mettler-Toledo International, Inc. (a)	20	23,618
Repligen Corp. (a)	6	764
Revvity, Inc.	120	12,696
Sotera Health Co. (a)	121	1,411
Thermo Fisher Scientific, Inc.	270	134,352
Waters Corp. (a)	125	46,071

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
West Pharmaceutical Services, Inc.	31	$6,940
		427,747
MACHINERY — 1.5%
AGCO Corp.	7	648
Alamo Group, Inc.	3	535
Albany International Corp. Class A	10	690
Astec Industries, Inc.	7	241
Caterpillar, Inc.	1,293	426,432
Chart Industries, Inc. (a)	208	30,027
CNH Industrial NV (b)	605	7,429
Crane Co.	130	19,913
Cummins, Inc.	599	187,751
Deere & Co.	466	218,717
Donaldson Co., Inc.	152	10,193
Dover Corp.	406	71,326
Enerpac Tool Group Corp.	131	5,877
Enpro, Inc.	70	11,325
Esab Corp.	272	31,688
ESCO Technologies, Inc.	46	7,320
Federal Signal Corp.	164	12,062
Flowserve Corp.	534	26,081
Fortive Corp.	244	17,856
Franklin Electric Co., Inc.	51	4,788
Gates Industrial Corp. PLC (a)	973	17,913
Graco, Inc.	190	15,867
Greenbrier Cos., Inc.	64	3,278
Hillenbrand, Inc.	8	193
IDEX Corp.	45	8,144
Illinois Tool Works, Inc.	189	46,874
Ingersoll Rand, Inc.	853	68,266
ITT, Inc.	195	25,186
JBT Marel Corp.	137	16,741
Kennametal, Inc.	98	2,087
Lincoln Electric Holdings, Inc.	51	9,647
Lindsay Corp.	1	127
Middleby Corp. (a)	65	9,879
Mueller Industries, Inc.	557	42,410
Nordson Corp.	8	1,614
Oshkosh Corp.	62	5,833
Otis Worldwide Corp.	507	52,322
PACCAR, Inc.	813	79,162
Parker-Hannifin Corp.	490	297,847
Pentair PLC	629	55,025
Proto Labs, Inc. (a)	53	1,857
RBC Bearings, Inc. (a)	57	18,341
Snap-on, Inc.	140	47,181
SPX Technologies, Inc. (a)	240	30,907
Standex International Corp.	16	2,582
Stanley Black & Decker, Inc.	65	4,997
Tennant Co.	73	5,822
Terex Corp.	57	2,154
Timken Co.	21	1,509
Titan International, Inc. (a)	16	134
Toro Co.	60	4,365
Trinity Industries, Inc.	370	10,382
Security Description	Shares	Value
Watts Water Technologies, Inc. Class A	45	$9,176
Westinghouse Air Brake Technologies Corp.	774	140,365
Worthington Enterprises, Inc.	68	3,406
Xylem, Inc.	240	28,670
		2,161,162
MARINE — 0.0% (c)
Kirby Corp. (a)	245	24,748
Matson, Inc.	89	11,407
		36,155
MEDIA — 0.1%
Cable One, Inc.	1	266
Charter Communications, Inc. Class A (a)	41	15,110
Comcast Corp. Class A	538	19,852
EchoStar Corp. Class A (a)	583	14,913
Fox Corp. Class A	1,029	58,241
Fox Corp. Class B	614	32,364
Interpublic Group of Cos., Inc.	184	4,997
John Wiley & Sons, Inc. Class A	117	5,214
New York Times Co. Class A	253	12,549
News Corp. Class A	694	18,891
News Corp. Class B	233	7,076
Nexstar Media Group, Inc.	17	3,047
Omnicom Group, Inc.	137	11,359
Paramount Global Class B	328	3,923
Scholastic Corp.	12	227
TechTarget, Inc. (a)	98	1,451
TEGNA, Inc.	125	2,277
		211,757
METALS & MINING — 0.2%
Alcoa Corp.	765	23,332
Alpha Metallurgical Resources, Inc. (a)	4	501
ATI, Inc. (a)	463	24,090
Carpenter Technology Corp.	256	46,382
Century Aluminum Co. (a)	337	6,255
Cleveland-Cliffs, Inc. (a)	228	1,874
Commercial Metals Co.	129	5,935
Freeport-McMoRan, Inc.	1,011	38,276
Kaiser Aluminum Corp.	11	667
Materion Corp.	11	898
Metallus, Inc. (a)	186	2,485
MP Materials Corp. (a) (b)	9	220
Newmont Corp.	2,087	100,760
Nucor Corp.	38	4,573
Reliance, Inc.	42	12,128
Royal Gold, Inc.	173	28,287
Steel Dynamics, Inc.	134	16,761
SunCoke Energy, Inc.	56	515
U.S. Steel Corp.	32	1,352
Warrior Met Coal, Inc.	110	5,249

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Worthington Steel, Inc.	211	$5,345
		325,885
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.0% (c)
Annaly Capital Management, Inc. REIT	1,028	20,879
Apollo Commercial Real Estate Finance, Inc. REIT	368	3,522
Arbor Realty Trust, Inc. REIT (b)	593	6,968
ARMOUR Residential REIT, Inc.	14	239
Blackstone Mortgage Trust, Inc. Class A REIT	80	1,600
Ellington Financial, Inc. REIT (b)	131	1,737
New York Mortgage Trust, Inc. REIT	127	824
PennyMac Mortgage Investment Trust REIT	213	3,121
Ready Capital Corp. REIT (b)	74	377
Redwood Trust, Inc. REIT	275	1,669
Two Harbors Investment Corp. REIT	73	975
Starwood Property Trust, Inc. REIT (b)	342	6,761
		48,672
MULTI-UTILITIES — 0.7%
Ameren Corp.	791	79,416
Avista Corp.	63	2,638
Black Hills Corp.	74	4,488
CenterPoint Energy, Inc.	1,379	49,961
CMS Energy Corp.	701	52,652
Consolidated Edison, Inc.	397	43,904
Dominion Energy, Inc.	2,250	126,158
DTE Energy Co.	497	68,720
NiSource, Inc.	2,040	81,784
Northwestern Energy Group, Inc.	71	4,109
Public Service Enterprise Group, Inc.	2,318	190,772
Sempra	1,875	133,800
Unitil Corp.	15	865
WEC Energy Group, Inc.	848	92,415
		931,682
OFFICE REITs — 0.1%
Brandywine Realty Trust REIT	357	1,592
BXP, Inc. REIT	349	23,449
COPT Defense Properties REIT	331	9,026
Cousins Properties, Inc. REIT	695	20,503
Douglas Emmett, Inc. REIT	713	11,408
Easterly Government Properties, Inc. REIT	9	96
Highwoods Properties, Inc. REIT	538	15,946
JBG SMITH Properties REIT (b)	64	1,031
Kilroy Realty Corp. REIT (b)	362	11,859
SL Green Realty Corp. REIT	369	21,291
Vornado Realty Trust REIT	852	31,516
		147,717
Security Description	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 2.3%
Antero Midstream Corp.	997	$17,946
Antero Resources Corp. (a)	1,360	54,998
APA Corp.	77	1,619
California Resources Corp.	95	4,177
Chevron Corp.	1,648	275,694
Chord Energy Corp.	7	789
Civitas Resources, Inc.	111	3,873
CNX Resources Corp. (a)	737	23,201
Comstock Resources, Inc. (a)	499	10,150
ConocoPhillips	547	57,446
Coterra Energy, Inc.	935	27,022
Crescent Energy Co. Class A	664	7,463
Devon Energy Corp.	93	3,478
Diamondback Energy, Inc.	343	54,839
Dorian LPG Ltd.	224	5,004
DT Midstream, Inc.	479	46,214
EOG Resources, Inc.	1,031	132,215
EQT Corp.	1,766	94,357
Expand Energy Corp.	682	75,920
Exxon Mobil Corp.	6,733	800,756
Hess Corp.	194	30,988
HF Sinclair Corp.	18	592
Kinder Morgan, Inc.	9,538	272,119
Magnolia Oil & Gas Corp. Class A	127	3,208
Marathon Petroleum Corp.	134	19,522
Matador Resources Co.	13	664
Murphy Oil Corp.	163	4,629
Northern Oil & Gas, Inc.	134	4,051
Occidental Petroleum Corp.	286	14,117
ONEOK, Inc.	2,886	286,349
Ovintiv, Inc.	41	1,755
Par Pacific Holdings, Inc. (a)	6	86
PBF Energy, Inc. Class A	121	2,310
Permian Resources Corp.	1,166	16,149
Phillips 66 Co.	58	7,162
Range Resources Corp.	714	28,510
REX American Resources Corp. (a)	73	2,743
SM Energy Co.	13	389
Talos Energy, Inc. (a)	10	97
Targa Resources Corp.	1,138	228,135
Texas Pacific Land Corp.	104	137,799
Valero Energy Corp.	129	17,037
Viper Energy, Inc.	630	28,444
Vital Energy, Inc. (a)	2	42
Williams Cos., Inc.	6,016	359,516
World Kinect Corp.	274	7,771
Core Natural Resources, Inc.	17	1,311
		3,172,656
PAPER & FOREST PRODUCTS — 0.0% (c)
Louisiana-Pacific Corp.	326	29,986
Sylvamo Corp.	162	10,865
		40,851
PERSONAL CARE PRODUCTS — 0.1%
BellRing Brands, Inc. (a)	380	28,295

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Coty, Inc. Class A (a)	336	$1,838
Edgewell Personal Care Co.	16	499
elf Beauty, Inc. (a) (b)	58	3,642
Estee Lauder Cos., Inc. Class A	52	3,432
Interparfums, Inc.	8	911
Kenvue, Inc.	2,973	71,292
USANA Health Sciences, Inc. (a)	8	216
		110,125
PHARMACEUTICALS — 1.8%
Amphastar Pharmaceuticals, Inc. (a)	4	116
ANI Pharmaceuticals, Inc. (a)	8	536
Bristol-Myers Squibb Co.	5,433	331,359
Collegium Pharmaceutical, Inc. (a)	53	1,582
Corcept Therapeutics, Inc. (a)	400	45,688
Eli Lilly & Co.	2,109	1,741,844
Harmony Biosciences Holdings, Inc. (a)	172	5,709
Innoviva, Inc. (a)	249	4,514
Jazz Pharmaceuticals PLC (a)	6	745
Johnson & Johnson	1,019	168,991
Ligand Pharmaceuticals, Inc. (a)	79	8,306
Merck & Co., Inc.	357	32,044
Organon & Co.	181	2,695
Pacira BioSciences, Inc. (a)	4	99
Perrigo Co. PLC	70	1,963
Pfizer, Inc.	5,593	141,727
Phibro Animal Health Corp. Class A	2	43
Prestige Consumer Healthcare, Inc. (a)	96	8,253
Supernus Pharmaceuticals, Inc. (a)	67	2,194
Viatris, Inc.	2,188	19,057
Zoetis, Inc.	191	31,448
		2,548,913
PROFESSIONAL SERVICES — 0.7%
Amentum Holdings, Inc. (a)	65	1,183
Automatic Data Processing, Inc.	1,092	333,639
Broadridge Financial Solutions, Inc.	215	52,129
CACI International, Inc. Class A (a)	48	17,612
Concentrix Corp. (b)	5	278
CSG Systems International, Inc.	20	1,209
Dayforce, Inc. (a)	200	11,666
Equifax, Inc.	158	38,482
ExlService Holdings, Inc. (a)	551	26,013
Exponent, Inc.	50	4,053
FTI Consulting, Inc. (a)	12	1,969
Genpact Ltd.	434	21,865
Heidrick & Struggles International, Inc.	95	4,069
Insperity, Inc.	11	981
Jacobs Solutions, Inc.	298	36,025
KBR, Inc.	244	12,154
Korn Ferry	110	7,461
Leidos Holdings, Inc.	395	53,301
ManpowerGroup, Inc.	74	4,283
Maximus, Inc.	72	4,910
Security Description	Shares	Value
NV5 Global, Inc. (a)	43	$829
Parsons Corp. (a)	227	13,441
Paychex, Inc.	767	118,333
Paycom Software, Inc.	90	19,663
Paylocity Holding Corp. (a)	129	24,167
Robert Half, Inc.	54	2,946
Science Applications International Corp.	59	6,624
Verisk Analytics, Inc.	298	88,691
Verra Mobility Corp. (a)	163	3,669
		911,645
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	1,399	182,961
CoStar Group, Inc. (a)	173	13,707
Cushman & Wakefield PLC (a)	1,108	11,324
eXp World Holdings, Inc.	121	1,183
Jones Lang LaSalle, Inc. (a)	208	51,565
Marcus & Millichap, Inc.	2	69
St. Joe Co.	11	517
		261,326
RESIDENTIAL REITs — 0.3%
American Homes 4 Rent Class A REIT	469	17,733
AvalonBay Communities, Inc. REIT	422	90,570
Camden Property Trust REIT	315	38,524
Centerspace REIT	2	129
Elme Communities REIT	275	4,785
Equity LifeStyle Properties, Inc. REIT	108	7,204
Equity Residential REIT	915	65,496
Essex Property Trust, Inc. REIT	190	58,248
Independence Realty Trust, Inc. REIT	1,029	21,846
Invitation Homes, Inc. REIT	563	19,620
Mid-America Apartment Communities, Inc. REIT	341	57,145
UDR, Inc. REIT	1,039	46,932
Veris Residential, Inc. REIT	74	1,252
		429,484
RETAIL REITs — 0.3%
Acadia Realty Trust REIT	540	11,313
Agree Realty Corp. REIT	325	25,087
Brixmor Property Group, Inc. REIT	874	23,205
Federal Realty Investment Trust REIT	135	13,206
Getty Realty Corp. REIT	61	1,902
Kimco Realty Corp. REIT	1,777	37,743
Kite Realty Group Trust REIT	329	7,360
Macerich Co. REIT	727	12,482
NNN REIT, Inc.	238	10,151
Phillips Edison & Co., Inc. REIT	108	3,941
Realty Income Corp. REIT	864	50,121
Regency Centers Corp. REIT	438	32,307
Saul Centers, Inc. REIT	1	36
Simon Property Group, Inc. REIT	908	150,800

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
SITE Centers Corp. REIT	128	$1,643
Tanger, Inc. REIT	339	11,455
Urban Edge Properties REIT	304	5,776
		398,528
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.2%
Advanced Micro Devices, Inc. (a)	229	23,527
Allegro MicroSystems, Inc. (a)	7	176
Alpha & Omega Semiconductor Ltd. (a)	2	50
Amkor Technology, Inc.	16	289
Analog Devices, Inc.	910	183,520
Applied Materials, Inc.	581	84,315
Axcelis Technologies, Inc. (a)	12	596
Broadcom, Inc.	23,099	3,867,466
CEVA, Inc. (a)	7	179
Cirrus Logic, Inc. (a)	158	15,745
Cohu, Inc. (a)	59	868
Diodes, Inc. (a)	48	2,072
Enphase Energy, Inc. (a)	19	1,179
First Solar, Inc. (a)	287	36,285
FormFactor, Inc. (a)	209	5,913
Ichor Holdings Ltd. (a)	73	1,650
Impinj, Inc. (a)	121	10,975
Intel Corp.	588	13,353
KLA Corp.	208	141,398
Kulicke & Soffa Industries, Inc.	18	594
Lam Research Corp.	544	39,549
Lattice Semiconductor Corp. (a)	15	787
MACOM Technology Solutions Holdings, Inc. (a)	235	23,589
MaxLinear, Inc. (a)	64	695
Microchip Technology, Inc.	75	3,631
Micron Technology, Inc.	781	67,861
MKS Instruments, Inc.	48	3,847
Monolithic Power Systems, Inc.	35	20,299
NVIDIA Corp.	134,520	14,579,278
NXP Semiconductors NV	251	47,705
ON Semiconductor Corp. (a)	180	7,324
Onto Innovation, Inc. (a)	49	5,946
PDF Solutions, Inc. (a)	53	1,013
Penguin Solutions, Inc. (a)	130	2,258
Photronics, Inc. (a)	55	1,142
Power Integrations, Inc.	6	303
Qorvo, Inc. (a)	13	941
QUALCOMM, Inc.	1,409	216,436
Rambus, Inc. (a)	80	4,142
Semtech Corp. (a)	405	13,932
Silicon Laboratories, Inc. (a)	3	338
SiTime Corp. (a)	80	12,230
Skyworks Solutions, Inc.	128	8,273
SolarEdge Technologies, Inc. (a) (b)	6	97
Synaptics, Inc. (a)	20	1,274
Teradyne, Inc.	482	39,813
Texas Instruments, Inc.	2,187	393,004
Ultra Clean Holdings, Inc. (a)	32	685
Security Description	Shares	Value
Universal Display Corp.	18	$2,511
Veeco Instruments, Inc. (a)	272	5,462
Wolfspeed, Inc. (a) (b)	12	37
		19,894,552
SOFTWARE — 6.1%
A10 Networks, Inc.	136	2,222
ACI Worldwide, Inc. (a)	596	32,607
Adeia, Inc.	177	2,340
Adobe, Inc. (a)	61	23,395
Agilysys, Inc. (a)	104	7,544
Alarm.com Holdings, Inc. (a)	25	1,391
ANSYS, Inc. (a)	68	21,526
Appfolio, Inc. Class A (a)	49	10,775
Autodesk, Inc. (a)	455	119,119
Bill Holdings, Inc. (a)	175	8,031
Blackbaud, Inc. (a)	67	4,157
BlackLine, Inc. (a)	16	775
Box, Inc. Class A (a)	299	9,227
Cadence Design Systems, Inc. (a)	271	68,923
Clear Secure, Inc. Class A (b)	470	12,178
Commvault Systems, Inc. (a)	228	35,969
Crowdstrike Holdings, Inc. Class A (a)	516	181,931
Docusign, Inc. (a)	887	72,202
Dolby Laboratories, Inc. Class A	58	4,658
DoubleVerify Holdings, Inc. (a)	15	201
Dropbox, Inc. Class A (a)	120	3,205
Dynatrace, Inc. (a)	289	13,626
Fair Isaac Corp. (a)	123	226,832
Fortinet, Inc. (a)	2,780	267,603
Gen Digital, Inc.	1,299	34,475
InterDigital, Inc.	98	20,262
Intuit, Inc.	197	120,956
LiveRamp Holdings, Inc. (a)	134	3,503
Manhattan Associates, Inc. (a)	112	19,381
MARA Holdings, Inc. (a) (b)	227	2,611
Microsoft Corp.	9,434	3,541,429
N-able, Inc. (a)	152	1,078
NCR Voyix Corp. (a)	210	2,048
Oracle Corp.	7,530	1,052,769
Palantir Technologies, Inc. Class A (a)	11,272	951,357
Palo Alto Networks, Inc. (a)	1,016	173,370
Progress Software Corp.	43	2,215
PTC, Inc. (a)	119	18,439
Qualys, Inc. (a)	8	1,007
Roper Technologies, Inc.	71	41,860
Salesforce, Inc.	2,292	615,081
ServiceNow, Inc. (a)	785	624,970
SPS Commerce, Inc. (a)	57	7,566
Synopsys, Inc. (a)	62	26,589
Teradata Corp. (a)	76	1,708
Tyler Technologies, Inc. (a)	151	87,790
Workday, Inc. Class A (a)	91	21,251
		8,502,152

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
SPECIALIZED REITs — 0.6%
American Tower Corp. REIT	330	$71,808
Crown Castle, Inc. REIT	184	19,178
CubeSmart REIT	223	9,524
Digital Realty Trust, Inc. REIT	923	132,257
EPR Properties REIT	115	6,050
Equinix, Inc. REIT	205	167,147
Extra Space Storage, Inc. REIT	329	48,853
Four Corners Property Trust, Inc. REIT	332	9,528
Gaming & Leisure Properties, Inc. REIT	400	20,360
Iron Mountain, Inc. REIT	1,502	129,232
Lamar Advertising Co. Class A REIT	236	26,852
Millrose Properties, Inc. REIT (a)	48	1,273
National Storage Affiliates Trust REIT	268	10,559
Outfront Media, Inc. REIT	698	11,266
PotlatchDeltic Corp. REIT	9	406
Public Storage REIT	289	86,495
Rayonier, Inc. REIT	77	2,147
Safehold, Inc. REIT	5	94
SBA Communications Corp. REIT	39	8,580
Uniti Group, Inc. REIT	47	237
VICI Properties, Inc. REIT	1,040	33,925
Weyerhaeuser Co. REIT	307	8,989
		804,760
SPECIALTY RETAIL — 1.7%
Abercrombie & Fitch Co. Class A (a)	267	20,391
Academy Sports & Outdoors, Inc.	57	2,600
Advance Auto Parts, Inc.	58	2,274
American Eagle Outfitters, Inc. (b)	366	4,253
Asbury Automotive Group, Inc. (a)	15	3,312
AutoNation, Inc. (a)	47	7,610
AutoZone, Inc. (a)	36	137,260
Bath & Body Works, Inc.	97	2,941
Best Buy Co., Inc.	523	38,498
Boot Barn Holdings, Inc. (a)	118	12,677
Buckle, Inc.	74	2,836
Burlington Stores, Inc. (a)	276	65,779
Caleres, Inc.	69	1,189
CarMax, Inc. (a)	236	18,389
Chewy, Inc. Class A (a)	813	26,430
Dick's Sporting Goods, Inc.	269	54,219
Five Below, Inc. (a)	17	1,274
Floor & Decor Holdings, Inc. Class A (a)	75	6,035
Foot Locker, Inc. (a)	8	113
GameStop Corp. Class A (a)	2,235	49,885
Gap, Inc.	657	13,541
Group 1 Automotive, Inc.	64	24,445
Guess?, Inc. (b)	53	587
Home Depot, Inc.	1,820	667,012
Lithia Motors, Inc.	56	16,438
Lowe's Cos., Inc.	1,200	279,876
MarineMax, Inc. (a)	2	43
Security Description	Shares	Value
Monro, Inc.	10	$145
Murphy USA, Inc.	80	37,585
National Vision Holdings, Inc. (a)	8	102
ODP Corp. (a)	76	1,089
O'Reilly Automotive, Inc. (a)	122	174,775
Penske Automotive Group, Inc.	15	2,160
RH (a)	56	13,127
Ross Stores, Inc.	609	77,824
Sally Beauty Holdings, Inc. (a)	275	2,483
Shoe Carnival, Inc.	127	2,793
Signet Jewelers Ltd.	6	348
Sonic Automotive, Inc. Class A	53	3,019
TJX Cos., Inc.	3,340	406,812
Tractor Supply Co.	1,431	78,848
Ulta Beauty, Inc. (a)	16	5,865
Upbound Group, Inc.	45	1,078
Urban Outfitters, Inc. (a)	246	12,890
Valvoline, Inc. (a)	91	3,168
Victoria's Secret & Co. (a)	259	4,812
Williams-Sonoma, Inc.	599	94,702
		2,383,532
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 8.7%
Apple, Inc.	52,896	11,749,788
Dell Technologies, Inc. Class C	1,256	114,484
Hewlett Packard Enterprise Co.	5,676	87,581
HP, Inc.	2,038	56,432
NetApp, Inc.	664	58,326
Pure Storage, Inc. Class A (a)	1,448	64,103
Sandisk Corp. (a)	113	5,380
Seagate Technology Holdings PLC	209	17,755
Super Micro Computer, Inc. (a) (b)	71	2,431
Western Digital Corp. (a)	341	13,787
Xerox Holdings Corp. (b)	158	763
		12,170,830
TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Capri Holdings Ltd. (a) (b)	58	1,144
Carter's, Inc.	56	2,290
Columbia Sportswear Co. (b)	4	303
Crocs, Inc. (a)	91	9,664
Deckers Outdoor Corp. (a)	750	83,857
G-III Apparel Group Ltd. (a)	151	4,130
Hanesbrands, Inc. (a)	1,698	9,797
Kontoor Brands, Inc.	225	14,429
Lululemon Athletica, Inc. (a)	12	3,397
NIKE, Inc. Class B	216	13,712
Oxford Industries, Inc. (b)	52	3,051
PVH Corp.	23	1,487
Ralph Lauren Corp.	188	41,499
Skechers USA, Inc. Class A (a)	205	11,640
Steven Madden Ltd.	155	4,129
Tapestry, Inc.	1,002	70,551
Under Armour, Inc. Class A (a) (b)	20	125
Under Armour, Inc. Class C (a) (b)	67	399
VF Corp.	966	14,992

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Wolverine World Wide, Inc.	405	$5,634
		296,230
TOBACCO — 1.0%
Altria Group, Inc.	7,408	444,628
Philip Morris International, Inc.	6,358	1,009,205
Universal Corp.	61	3,419
		1,457,252
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Air Lease Corp.	285	13,768
Applied Industrial Technologies, Inc.	129	29,069
Boise Cascade Co.	16	1,569
Core & Main, Inc. Class A (a)	516	24,928
DNOW, Inc. (a)	133	2,272
Fastenal Co.	888	68,864
GATX Corp.	63	9,782
GMS, Inc. (a)	39	2,854
MSC Industrial Direct Co., Inc. Class A	5	388
Rush Enterprises, Inc. Class A	231	12,338
United Rentals, Inc.	138	86,485
Watsco, Inc.	94	47,780
WESCO International, Inc.	57	8,852
WW Grainger, Inc.	106	104,710
		413,659
WATER UTILITIES — 0.0% (c)
American States Water Co.	19	1,495
American Water Works Co., Inc.	192	28,324
California Water Service Group	17	824
Essential Utilities, Inc.	241	9,526
Middlesex Water Co.	20	1,282
SJW Group	9	492
		41,943
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Gogo, Inc. (a) (b)	19	164
Telephone & Data Systems, Inc.	481	18,634
T-Mobile U.S., Inc.	1,953	520,884
		539,682
TOTAL COMMON STOCKS (Cost $117,637,670)		139,548,005
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (f) (g)	175,849	$175,849
State Street Navigator Securities Lending Portfolio II (e) (h)	103,818	103,818
TOTAL SHORT-TERM INVESTMENTS (Cost $279,667)		279,667
TOTAL INVESTMENTS — 100.0% (Cost $117,917,337)		139,827,672
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (c)		(60,374)
NET ASSETS — 100.0%		$139,767,298
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represents less than 0.05% of net assets as of March 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2025.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$139,548,005	$—	$—	$139,548,005
Short-Term Investments	279,667	—	—	279,667
TOTAL INVESTMENTS	$139,827,672	$—	$—	$139,827,672
See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Corp.	351	$25,974	$81,819	$9,578	$910	$790	1,116	$99,915	$1,174
State Street Institutional Liquid Reserves Fund, Premier Class	110,094	110,127	195,697	305,824	8	(8)	—	—	844
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	1,503,774	1,327,925	—	—	175,849	175,849	3,136
State Street Navigator Securities Lending Portfolio II	86,288	86,288	2,204,333	2,186,803	—	—	103,818	103,818	289
Total		$222,389	$3,985,623	$3,830,130	$918	$782		$379,582	$5,443
See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.0%
AAR Corp. (a)	429	$24,020
AeroVironment, Inc. (a)	94	11,204
Axon Enterprise, Inc. (a)	101	53,121
Boeing Co. (a)	4,976	848,657
BWX Technologies, Inc.	332	32,752
Curtiss-Wright Corp.	249	79,000
General Dynamics Corp.	3,159	861,080
General Electric Co.	6,554	1,311,783
Hexcel Corp.	455	24,916
Howmet Aerospace, Inc.	1,538	199,525
Huntington Ingalls Industries, Inc.	477	97,327
L3Harris Technologies, Inc.	1,767	369,851
Lockheed Martin Corp.	2,598	1,160,553
Mercury Systems, Inc. (a)	638	27,491
Moog, Inc. Class A	261	45,244
National Presto Industries, Inc.	75	6,593
Northrop Grumman Corp.	1,271	650,765
RTX Corp.	16,462	2,180,556
Textron, Inc.	1,846	133,373
TransDigm Group, Inc.	80	110,663
Triumph Group, Inc. (a)	905	22,933
Woodward, Inc.	371	67,704
		8,319,111
AIR FREIGHT & LOGISTICS — 0.7%
CH Robinson Worldwide, Inc.	2,566	262,758
Expeditors International of Washington, Inc.	1,326	159,452
FedEx Corp.	3,679	896,867
Forward Air Corp. (a) (b)	711	14,284
GXO Logistics, Inc. (a)	1,437	56,158
Hub Group, Inc. Class A	1,344	49,956
United Parcel Service, Inc. Class B	11,988	1,318,560
		2,758,035
AIRLINES — 0.8%
Alaska Air Group, Inc. (a)	4,829	237,683
Allegiant Travel Co.	538	27,788
American Airlines Group, Inc. (a)	24,194	255,247
Delta Air Lines, Inc.	24,132	1,052,155
JetBlue Airways Corp. (a)	11,271	54,326
SkyWest, Inc. (a)	881	76,973
Southwest Airlines Co.	22,404	752,326
Sun Country Airlines Holdings, Inc. (a)	461	5,680
United Airlines Holdings, Inc. (a)	12,292	848,763
		3,310,941
AUTO COMPONENTS — 0.3%
Adient PLC (a)	3,382	43,493
American Axle & Manufacturing Holdings, Inc. (a)	5,363	21,828
Aptiv PLC (a)	3,228	192,066
Autoliv, Inc.	1,006	88,981
BorgWarner, Inc.	8,211	235,245
Security Description	Shares	Value
Dana, Inc.	4,786	$63,797
Dorman Products, Inc. (a)	280	33,751
Fox Factory Holding Corp. (a)	496	11,577
Gentex Corp.	1,846	43,012
Gentherm, Inc. (a)	257	6,872
Goodyear Tire & Rubber Co. (a)	11,392	105,262
LCI Industries	416	36,371
Lear Corp.	2,103	185,527
Patrick Industries, Inc.	497	42,026
Phinia, Inc.	780	33,095
Standard Motor Products, Inc.	766	19,096
Visteon Corp. (a)	326	25,304
XPEL, Inc. (a) (b)	43	1,263
		1,188,566
AUTOMOBILES — 1.3%
Ford Motor Co.	146,919	1,473,597
General Motors Co.	37,486	1,762,967
Harley-Davidson, Inc.	2,552	64,438
Tesla, Inc. (a)	8,574	2,222,038
Thor Industries, Inc.	1,141	86,499
Winnebago Industries, Inc.	639	22,020
		5,631,559
BANKS — 8.8%
Ameris Bancorp	1,059	60,967
Associated Banc-Corp.	6,014	135,495
Atlantic Union Bankshares Corp. (b)	2,816	87,690
Axos Financial, Inc. (a)	855	55,165
Banc of California, Inc.	5,114	72,568
BancFirst Corp.	735	80,754
Bancorp, Inc. (a)	602	31,810
Bank of America Corp.	144,227	6,018,593
Bank of Hawaii Corp.	648	44,693
Bank OZK	3,891	169,064
BankUnited, Inc.	2,807	96,673
Banner Corp.	1,283	81,817
Berkshire Hills Bancorp, Inc.	1,580	41,222
Brookline Bancorp, Inc.	3,292	35,883
Cadence Bank	2,967	90,078
Capitol Federal Financial, Inc.	4,585	25,676
Cathay General Bancorp	2,694	115,923
Central Pacific Financial Corp.	1,085	29,338
Citigroup, Inc.	70,718	5,020,271
Citizens Financial Group, Inc.	16,512	676,497
City Holding Co.	198	23,259
Columbia Banking System, Inc.	7,711	192,312
Comerica, Inc.	4,870	287,622
Commerce Bancshares, Inc.	1,510	93,967
Community Financial System, Inc.	859	48,843
Cullen/Frost Bankers, Inc.	918	114,934
Customers Bancorp, Inc. (a)	463	23,243
CVB Financial Corp.	2,860	52,796
Dime Community Bancshares, Inc.	1,318	36,746
Eagle Bancorp, Inc.	1,252	26,292
East West Bancorp, Inc.	2,285	205,102
FB Financial Corp.	743	34,445

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Fifth Third Bancorp	11,011	$431,631
First BanCorp	2,726	52,257
First Bancorp/Southern Pines NC	489	19,628
First Commonwealth Financial Corp.	2,172	33,753
First Financial Bancorp	3,510	87,680
First Financial Bankshares, Inc.	1,205	43,284
First Hawaiian, Inc.	2,794	68,285
First Horizon Corp.	11,504	223,408
Flagstar Financial, Inc.	11,104	129,028
FNB Corp.	7,661	103,040
Fulton Financial Corp.	3,912	70,768
Glacier Bancorp, Inc.	1,542	68,187
Hancock Whitney Corp.	1,873	98,239
Hanmi Financial Corp.	1,005	22,773
Heritage Financial Corp.	1,288	31,337
Hilltop Holdings, Inc.	1,866	56,820
Home BancShares, Inc.	3,014	85,206
Hope Bancorp, Inc.	4,805	50,308
Huntington Bancshares, Inc.	31,613	474,511
Independent Bank Corp.	910	57,011
International Bancshares Corp.	1,170	73,780
JPMorgan Chase & Co.	26,859	6,588,513
KeyCorp	37,304	596,491
Lakeland Financial Corp.	259	15,395
M&T Bank Corp.	3,618	646,717
National Bank Holdings Corp. Class A	513	19,632
NBT Bancorp, Inc.	776	33,290
Northwest Bancshares, Inc.	4,692	56,398
OFG Bancorp	849	33,977
Old National Bancorp (b)	6,697	141,909
Pacific Premier Bancorp, Inc.	2,304	49,121
Park National Corp.	202	30,583
Pathward Financial, Inc.	424	30,931
Pinnacle Financial Partners, Inc.	1,017	107,843
PNC Financial Services Group, Inc.	8,602	1,511,973
Preferred Bank	246	20,580
Prosperity Bancshares, Inc.	1,602	114,335
Provident Financial Services, Inc.	4,763	81,781
Regions Financial Corp.	19,765	429,493
Renasant Corp.	3,430	116,380
S&T Bancorp, Inc.	1,017	37,680
Seacoast Banking Corp. of Florida	991	25,498
ServisFirst Bancshares, Inc.	452	37,335
Simmons First National Corp. Class A	4,623	94,910
Southside Bancshares, Inc.	1,207	34,955
SouthState Corp.	1,330	123,451
Stellar Bancorp, Inc.	697	19,279
Synovus Financial Corp.	3,137	146,623
Texas Capital Bancshares, Inc. (a)	990	73,953
Tompkins Financial Corp.	464	29,223
Triumph Financial, Inc. (a)	227	13,121
Truist Financial Corp.	49,725	2,046,184
TrustCo Bank Corp.	606	18,471
Trustmark Corp.	1,518	52,356
Security Description	Shares	Value
U.S. Bancorp	33,980	$1,434,636
UMB Financial Corp.	1,116	112,828
United Bankshares, Inc.	2,231	77,349
United Community Banks, Inc.	1,850	52,040
Valley National Bancorp	17,718	157,513
Veritex Holdings, Inc.	2,212	55,234
WaFd, Inc.	3,180	90,884
Webster Financial Corp.	2,813	145,010
Wells Fargo & Co.	71,638	5,142,892
Westamerica BanCorp	427	21,619
Wintrust Financial Corp.	886	99,640
WSFS Financial Corp.	849	44,038
Zions Bancorp NA	5,481	273,283
		37,476,019
BEVERAGES — 1.1%
Boston Beer Co., Inc. Class A (a)	59	14,092
Brown-Forman Corp. Class B	2,533	85,970
Celsius Holdings, Inc. (a) (b)	190	6,768
Coca-Cola Co.	25,660	1,837,769
Coca-Cola Consolidated, Inc.	99	133,650
Constellation Brands, Inc. Class A	890	163,333
Keurig Dr. Pepper, Inc.	16,460	563,261
MGP Ingredients, Inc.	190	5,582
Molson Coors Beverage Co. Class B	6,548	398,577
Monster Beverage Corp. (a)	4,233	247,715
National Beverage Corp.	528	21,933
PepsiCo, Inc.	9,080	1,361,455
		4,840,105
BIOTECHNOLOGY — 1.6%
AbbVie, Inc.	9,905	2,075,296
Alkermes PLC (a)	1,097	36,223
Amgen, Inc.	3,579	1,115,037
Arcus Biosciences, Inc. (a)	290	2,276
Arrowhead Pharmaceuticals, Inc. (a)	283	3,605
Biogen, Inc. (a)	1,995	272,996
Catalyst Pharmaceuticals, Inc. (a)	498	12,076
Cytokinetics, Inc. (a)	185	7,435
Dynavax Technologies Corp. (a)	847	10,986
Exelixis, Inc. (a)	1,876	69,262
Gilead Sciences, Inc.	17,118	1,918,072
GRAIL, Inc. (a)	1	26
Halozyme Therapeutics, Inc. (a)	544	34,713
Incyte Corp. (a)	1,448	87,676
Moderna, Inc. (a)	1,828	51,824
Myriad Genetics, Inc. (a)	848	7,522
Neurocrine Biosciences, Inc. (a)	303	33,512
Regeneron Pharmaceuticals, Inc.	566	358,974
Roivant Sciences Ltd. (a) (b)	16,274	164,205
United Therapeutics Corp. (a)	433	133,481
Vericel Corp. (a)	63	2,811
Vertex Pharmaceuticals, Inc. (a)	983	476,578
Vir Biotechnology, Inc. (a)	3,038	19,686
Xencor, Inc. (a)	510	5,426
		6,899,698

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
BROADLINE RETAIL — 2.2%
Amazon.com, Inc. (a)	44,488	$8,464,287
eBay, Inc.	5,981	405,093
Etsy, Inc. (a)	695	32,790
Kohl's Corp.	4,098	33,522
Macy's, Inc.	10,126	127,183
Nordstrom, Inc.	3,967	96,993
Ollie's Bargain Outlet Holdings, Inc. (a)	412	47,940
		9,207,808
BUILDING PRODUCTS — 0.6%
A.O. Smith Corp.	849	55,491
AAON, Inc.	173	13,516
Advanced Drainage Systems, Inc.	267	29,010
Allegion PLC	466	60,794
American Woodmark Corp. (a)	255	15,002
Apogee Enterprises, Inc.	308	14,270
Armstrong World Industries, Inc.	208	29,303
AZZ, Inc.	284	23,745
Builders FirstSource, Inc. (a)	1,104	137,934
Carlisle Cos., Inc.	251	85,466
Carrier Global Corp.	4,599	291,577
Fortune Brands Innovations, Inc.	1,144	69,647
Gibraltar Industries, Inc. (a)	289	16,953
Griffon Corp.	373	26,670
Hayward Holdings, Inc. (a)	1,160	16,147
Insteel Industries, Inc.	301	7,916
Johnson Controls International PLC	8,264	662,029
Lennox International, Inc.	133	74,590
Masco Corp.	1,428	99,303
Masterbrand, Inc. (a)	5,120	66,867
Owens Corning	1,087	155,245
Quanex Building Products Corp.	536	9,964
Resideo Technologies, Inc. (a)	3,152	55,790
Simpson Manufacturing Co., Inc.	202	31,730
Trane Technologies PLC	857	288,740
Trex Co., Inc. (a)	451	26,203
UFP Industries, Inc.	742	79,424
		2,443,326
CAPITAL MARKETS — 3.5%
Acadian Asset Management, Inc.	533	13,783
Affiliated Managers Group, Inc.	491	82,503
Ameriprise Financial, Inc.	925	447,802
Artisan Partners Asset Management, Inc. Class A	924	36,128
Bank of New York Mellon Corp.	15,753	1,321,204
BGC Group, Inc. Class A	4,682	42,934
Blackrock, Inc.	963	911,460
Blackstone, Inc.	3,407	476,230
Carlyle Group, Inc.	2,044	89,098
Cboe Global Markets, Inc.	637	144,147
Charles Schwab Corp.	16,354	1,280,191
CME Group, Inc.	1,993	528,723
Donnelley Financial Solutions, Inc. (a)	233	10,184
Security Description	Shares	Value
Evercore, Inc. Class A	304	$60,715
FactSet Research Systems, Inc.	129	58,649
Federated Hermes, Inc.	1,312	53,490
Franklin Resources, Inc. (b)	11,625	223,781
Goldman Sachs Group, Inc.	4,299	2,348,501
Houlihan Lokey, Inc.	331	53,456
Interactive Brokers Group, Inc. Class A	1,475	244,245
Intercontinental Exchange, Inc.	3,058	527,505
Invesco Ltd.	16,611	251,989
Janus Henderson Group PLC	4,911	177,533
Jefferies Financial Group, Inc.	3,520	188,566
MarketAxess Holdings, Inc.	182	39,376
Moelis & Co. Class A	438	25,562
Moody's Corp.	381	177,428
Morgan Stanley	20,356	2,374,935
Morningstar, Inc.	85	25,489
MSCI, Inc.	114	64,467
Nasdaq, Inc.	3,774	286,296
Northern Trust Corp.	3,306	326,137
Piper Sandler Cos.	149	36,901
PJT Partners, Inc. Class A	235	32,402
Raymond James Financial, Inc.	1,698	235,869
S&P Global, Inc.	1,018	517,246
SEI Investments Co.	906	70,333
State Street Corp. (c)	6,356	569,053
Stifel Financial Corp.	1,375	129,607
StoneX Group, Inc. (a)	1,597	121,979
T. Rowe Price Group, Inc.	2,720	249,886
Virtus Investment Partners, Inc.	90	15,512
WisdomTree, Inc.	840	7,493
		14,878,788
CHEMICALS — 1.5%
AdvanSix, Inc.	987	22,356
Air Products & Chemicals, Inc.	2,055	606,061
Albemarle Corp. (b)	1,889	136,046
Ashland, Inc.	609	36,108
Avient Corp.	1,508	56,037
Axalta Coating Systems Ltd. (a)	2,131	70,685
Balchem Corp.	134	22,244
Cabot Corp.	674	56,036
Celanese Corp.	1,453	82,487
CF Industries Holdings, Inc.	2,852	222,884
Chemours Co.	3,178	42,998
Corteva, Inc.	6,374	401,116
Dow, Inc.	15,197	530,679
DuPont de Nemours, Inc.	9,106	680,036
Eastman Chemical Co.	1,888	166,352
Ecolab, Inc.	767	194,450
FMC Corp.	2,022	85,308
Hawkins, Inc.	210	22,243
HB Fuller Co.	598	33,560
Ingevity Corp. (a)	562	22,250
Innospec, Inc.	277	26,246
International Flavors & Fragrances, Inc.	2,397	186,031

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Koppers Holdings, Inc.	334	$9,352
Linde PLC	1,811	843,274
LyondellBasell Industries NV Class A	9,777	688,301
Minerals Technologies, Inc.	497	31,594
Mosaic Co.	12,081	326,308
NewMarket Corp.	89	50,414
Olin Corp.	1,934	46,880
PPG Industries, Inc.	2,130	232,915
Quaker Chemical Corp.	177	21,879
RPM International, Inc.	707	81,786
Scotts Miracle-Gro Co.	679	37,270
Sensient Technologies Corp.	486	36,173
Sherwin-Williams Co.	708	247,227
Stepan Co.	283	15,576
Westlake Corp.	1,242	124,237
		6,495,399
COMMERCIAL SERVICES & SUPPLIES — 0.6%
ABM Industries, Inc.	2,320	109,875
Brady Corp. Class A	564	39,841
Brink's Co.	421	36,273
Cintas Corp.	824	169,357
Clean Harbors, Inc. (a)	441	86,921
Copart, Inc. (a)	2,630	148,832
CoreCivic, Inc. (a)	4,156	84,325
Deluxe Corp.	1,766	27,920
Enviri Corp. (a)	2,459	16,352
GEO Group, Inc. (a)	5,014	146,459
Healthcare Services Group, Inc. (a)	2,128	21,450
HNI Corp.	786	34,859
Interface, Inc.	794	15,753
Liquidity Services, Inc. (a)	279	8,652
Matthews International Corp. Class A	598	13,300
MillerKnoll, Inc.	2,697	51,621
MSA Safety, Inc.	132	19,363
OPENLANE, Inc. (a)	4,000	77,120
Pitney Bowes, Inc.	6,831	61,821
Pursuit Attractions & Hospitality, Inc. (a)	279	9,874
Republic Services, Inc.	1,853	448,723
Rollins, Inc.	869	46,952
Tetra Tech, Inc.	1,436	42,003
UniFirst Corp.	200	34,800
Veralto Corp.	752	73,282
Vestis Corp.	4,318	42,748
Waste Management, Inc.	1,963	454,454
		2,322,930
COMMUNICATIONS EQUIPMENT — 0.8%
Arista Networks, Inc. (a)	3,334	258,318
Calix, Inc. (a)	454	16,090
Ciena Corp. (a)	1,379	83,333
Cisco Systems, Inc.	38,257	2,360,839
Digi International, Inc. (a)	289	8,043
Extreme Networks, Inc. (a)	841	11,126
Security Description	Shares	Value
F5, Inc. (a)	393	$104,644
Harmonic, Inc. (a)	693	6,646
Juniper Networks, Inc.	3,068	111,031
Lumentum Holdings, Inc. (a) (b)	672	41,893
Motorola Solutions, Inc.	399	174,686
NetScout Systems, Inc. (a)	1,171	24,603
Viasat, Inc. (a) (b)	2,776	28,926
Viavi Solutions, Inc. (a)	1,604	17,949
		3,248,127
CONSTRUCTION & ENGINEERING — 0.2%
AECOM	1,233	114,336
Arcosa, Inc.	450	34,704
Comfort Systems USA, Inc.	100	32,233
Dycom Industries, Inc. (a)	273	41,589
EMCOR Group, Inc.	255	94,256
Everus Construction Group, Inc. (a)	1,092	40,502
Fluor Corp. (a)	2,296	82,243
Granite Construction, Inc.	523	39,434
MasTec, Inc. (a)	980	114,376
MYR Group, Inc. (a)	157	17,755
Quanta Services, Inc.	551	140,053
Valmont Industries, Inc.	201	57,359
		808,840
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	92	20,418
Knife River Corp. (a)	288	25,980
Martin Marietta Materials, Inc.	230	109,970
Vulcan Materials Co.	491	114,550
		270,918
CONSUMER FINANCE — 1.5%
Ally Financial, Inc.	10,324	376,516
American Express Co.	5,310	1,428,655
Bread Financial Holdings, Inc.	1,837	91,997
Capital One Financial Corp.	14,346	2,572,238
Discover Financial Services	4,108	701,236
Encore Capital Group, Inc. (a)	1,006	34,486
Enova International, Inc. (a)	1,009	97,429
EZCORP, Inc. Class A (a)	1,976	29,087
FirstCash Holdings, Inc.	363	43,676
Navient Corp.	2,931	37,019
PRA Group, Inc. (a)	850	17,527
PROG Holdings, Inc.	1,581	42,055
SLM Corp.	2,971	87,258
Synchrony Financial	14,593	772,553
World Acceptance Corp. (a)	133	16,831
		6,348,563
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.5%
Andersons, Inc.	1,315	56,453
BJ's Wholesale Club Holdings, Inc. (a)	1,601	182,674
Casey's General Stores, Inc.	364	157,990
Chefs' Warehouse, Inc. (a)	589	32,077
Costco Wholesale Corp.	1,388	1,312,743
Dollar General Corp.	2,673	235,037

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Dollar Tree, Inc. (a)	2,481	$186,249
Grocery Outlet Holding Corp. (a)	1,262	17,643
Kroger Co.	25,053	1,695,838
Performance Food Group Co. (a)	5,864	461,086
PriceSmart, Inc.	552	48,493
SpartanNash Co.	1,595	32,315
Sprouts Farmers Market, Inc. (a)	952	145,313
Sysco Corp.	6,702	502,918
Target Corp.	6,270	654,337
U.S. Foods Holding Corp. (a)	5,057	331,031
United Natural Foods, Inc. (a)	2,348	64,312
Walgreens Boots Alliance, Inc.	26,467	295,636
Walmart, Inc.	94,490	8,295,277
		14,707,422
CONTAINERS & PACKAGING — 0.8%
Amcor PLC	23,357	226,563
AptarGroup, Inc.	375	55,643
Avery Dennison Corp.	445	79,197
Ball Corp.	2,844	148,087
Berry Global Group, Inc.	2,483	173,338
Crown Holdings, Inc.	1,612	143,887
Graphic Packaging Holding Co.	4,126	107,111
Greif, Inc. Class A	1,072	58,949
International Paper Co.	19,864	1,059,744
O-I Glass, Inc. (a)	5,722	65,631
Packaging Corp. of America	849	168,119
Sealed Air Corp.	1,973	57,020
Silgan Holdings, Inc.	1,743	89,102
Smurfit WestRock PLC	18,602	838,206
Sonoco Products Co.	2,090	98,732
		3,369,329
DISTRIBUTORS — 0.1%
Genuine Parts Co.	1,688	201,108
LKQ Corp.	3,615	153,782
Pool Corp.	133	42,341
		397,231
DIVERSIFIED CONSUMER SERVICES — 0.2%
Adtalem Global Education, Inc. (a)	622	62,598
Frontdoor, Inc. (a)	693	26,625
Graham Holdings Co. Class B	145	139,325
Grand Canyon Education, Inc. (a)	286	49,484
H&R Block, Inc.	1,796	98,618
Mister Car Wash, Inc. (a)	3,527	27,828
Perdoceo Education Corp.	907	22,838
Service Corp. International	1,384	110,997
Strategic Education, Inc.	275	23,089
Stride, Inc. (a)	521	65,907
		627,309
DIVERSIFIED REITs — 0.1%
Alexander & Baldwin, Inc. REIT	1,103	19,005
American Assets Trust, Inc. REIT	864	17,401
Armada Hoffler Properties, Inc. REIT	851	6,391
Security Description	Shares	Value
Essential Properties Realty Trust, Inc. REIT	1,655	$54,019
Global Net Lease, Inc. REIT	7,886	63,403
WP Carey, Inc. REIT	3,541	223,473
		383,692
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.6%
AT&T, Inc.	270,430	7,647,760
Cogent Communications Holdings, Inc.	680	41,691
Frontier Communications Parent, Inc. (a)	4,740	169,976
Iridium Communications, Inc.	734	20,053
Lumen Technologies, Inc. (a)	38,105	149,372
Shenandoah Telecommunications Co.	679	8,535
Verizon Communications, Inc.	158,596	7,193,915
		15,231,302
ELECTRIC UTILITIES — 2.6%
ALLETE, Inc.	1,218	80,023
Alliant Energy Corp.	3,173	204,182
American Electric Power Co., Inc.	7,298	797,452
Constellation Energy Corp.	743	149,811
Duke Energy Corp.	12,780	1,558,777
Edison International	5,310	312,865
Entergy Corp.	9,302	795,228
Evergy, Inc.	4,901	337,924
Eversource Energy	5,910	367,070
Exelon Corp.	21,895	1,008,922
FirstEnergy Corp.	6,878	278,009
IDACORP, Inc.	687	79,843
MGE Energy, Inc.	316	29,375
NextEra Energy, Inc.	19,739	1,399,298
NRG Energy, Inc.	2,546	243,041
OGE Energy Corp.	3,296	151,484
Otter Tail Corp.	491	39,462
PG&E Corp.	26,767	459,857
Pinnacle West Capital Corp.	2,436	232,029
Portland General Electric Co.	1,721	76,757
PPL Corp.	12,112	437,364
Southern Co.	15,036	1,382,560
TXNM Energy, Inc.	1,835	98,136
Xcel Energy, Inc.	9,444	668,541
		11,188,010
ELECTRICAL EQUIPMENT — 0.4%
Acuity, Inc.	203	53,460
AMETEK, Inc.	882	151,827
Eaton Corp. PLC	1,479	402,037
Emerson Electric Co.	5,477	600,498
EnerSys	590	54,032
Generac Holdings, Inc. (a)	517	65,478
Hubbell, Inc.	249	82,397
nVent Electric PLC	880	46,130
Powell Industries, Inc. (b)	81	13,797
Regal Rexnord Corp.	436	49,639

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Rockwell Automation, Inc.	612	$158,128
Sensata Technologies Holding PLC	2,043	49,584
Sunrun, Inc. (a)	3,589	21,031
Vicor Corp. (a)	227	10,619
		1,758,657
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Advanced Energy Industries, Inc.	208	19,825
Amphenol Corp. Class A	3,835	251,538
Arrow Electronics, Inc. (a)	1,999	207,556
Avnet, Inc.	3,358	161,486
Badger Meter, Inc.	63	11,986
Belden, Inc.	436	43,709
Benchmark Electronics, Inc.	1,364	51,873
CDW Corp.	701	112,342
Cognex Corp.	704	21,000
Coherent Corp. (a)	1,416	91,955
Corning, Inc.	9,367	428,821
Crane NXT Co. (b)	285	14,649
CTS Corp.	193	8,019
ePlus, Inc. (a)	326	19,896
Fabrinet (a)	204	40,292
Insight Enterprises, Inc. (a)	449	67,346
IPG Photonics Corp. (a)	460	29,044
Itron, Inc. (a)	304	31,847
Jabil, Inc.	1,548	210,636
Keysight Technologies, Inc. (a)	937	140,335
Knowles Corp. (a)	1,594	24,229
Littelfuse, Inc.	218	42,889
Novanta, Inc. (a)	173	22,122
OSI Systems, Inc. (a)	152	29,540
PC Connection, Inc.	564	35,205
Plexus Corp. (a)	445	57,018
Rogers Corp. (a)	177	11,953
Sanmina Corp. (a)	2,062	157,083
ScanSource, Inc. (a)	929	31,595
TD SYNNEX Corp.	2,830	294,207
TE Connectivity PLC	2,795	394,989
Teledyne Technologies, Inc. (a)	297	147,820
Trimble, Inc. (a)	1,376	90,334
TTM Technologies, Inc. (a)	2,187	44,855
Vishay Intertechnology, Inc. (b)	2,473	39,321
Vontier Corp.	920	30,222
Zebra Technologies Corp. Class A (a)	264	74,596
		3,492,133
ENERGY EQUIPMENT & SERVICES — 0.5%
Archrock, Inc.	2,151	56,442
Baker Hughes Co.	12,129	533,070
Bristow Group, Inc. (a)	524	16,548
ChampionX Corp.	1,304	38,859
Core Laboratories, Inc.	257	3,853
Halliburton Co.	10,792	273,793
Helix Energy Solutions Group, Inc. (a)	2,487	20,667
Security Description	Shares	Value
Helmerich & Payne, Inc.	3,656	$95,495
Innovex International, Inc. (a)	590	10,596
Liberty Energy, Inc.	3,238	51,258
NOV, Inc.	6,374	97,012
Oceaneering International, Inc. (a)	1,215	26,499
Patterson-UTI Energy, Inc.	6,870	56,471
ProPetro Holding Corp. (a)	3,048	22,403
RPC, Inc.	3,835	21,093
Schlumberger NV	13,453	562,335
Valaris Ltd. (a) (b)	854	33,528
Weatherford International PLC	882	47,231
		1,967,153
ENTERTAINMENT — 0.9%
Cinemark Holdings, Inc. (b)	3,919	97,544
Electronic Arts, Inc.	1,301	188,021
Live Nation Entertainment, Inc. (a)	1,541	201,224
Madison Square Garden Sports Corp. (a)	95	18,498
Netflix, Inc. (a)	1,024	954,911
Take-Two Interactive Software, Inc. (a)	483	100,102
TKO Group Holdings, Inc.	1,473	225,089
Walt Disney Co.	11,990	1,183,413
Warner Bros Discovery, Inc. (a)	83,428	895,182
		3,863,984
FINANCIAL SERVICES — 4.5%
Berkshire Hathaway, Inc. Class B (a)	22,651	12,063,470
Corpay, Inc. (a)	461	160,760
Equitable Holdings, Inc.	6,699	348,951
Essent Group Ltd.	1,429	82,482
Euronet Worldwide, Inc. (a)	600	64,110
EVERTEC, Inc.	519	19,084
Fidelity National Information Services, Inc.	5,143	384,079
Fiserv, Inc. (a)	3,199	706,435
Global Payments, Inc.	2,354	230,504
HA Sustainable Infrastructure Capital, Inc. (b)	1,060	30,994
Jack Henry & Associates, Inc.	320	58,432
Jackson Financial, Inc. Class A	2,764	231,568
Mastercard, Inc. Class A	1,119	613,346
MGIC Investment Corp.	4,398	108,982
Mr. Cooper Group, Inc. (a)	2,375	284,050
NCR Atleos Corp. (a)	2,706	71,384
NMI Holdings, Inc. (a)	1,088	39,222
Payoneer Global, Inc. (a)	2,354	17,208
PayPal Holdings, Inc. (a)	9,222	601,736
Radian Group, Inc.	3,266	108,007
Visa, Inc. Class A	6,551	2,295,863
Voya Financial, Inc.	2,213	149,953
Walker & Dunlop, Inc.	304	25,949
Western Union Co.	12,956	137,074
WEX, Inc. (a)	277	43,495
		18,877,138

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
FOOD PRODUCTS — 1.6%
Archer-Daniels-Midland Co.	18,028	$865,524
B&G Foods, Inc. (b)	2,603	17,883
Bunge Global SA	5,235	400,059
Cal-Maine Foods, Inc.	1,516	137,804
Campbell's Co. (b)	4,195	167,464
Conagra Brands, Inc.	10,218	272,514
Darling Ingredients, Inc. (a)	2,571	80,318
Flowers Foods, Inc.	3,107	59,064
Fresh Del Monte Produce, Inc.	1,283	39,555
General Mills, Inc.	6,886	411,714
Hershey Co.	1,362	232,943
Hormel Foods Corp.	10,711	331,398
Ingredion, Inc.	1,066	144,134
J&J Snack Foods Corp.	170	22,392
J.M. Smucker Co.	1,707	202,126
John B Sanfilippo & Son, Inc.	75	5,314
Kellanova	4,418	364,441
Kraft Heinz Co.	33,223	1,010,976
Lamb Weston Holdings, Inc.	749	39,922
Lancaster Colony Corp.	174	30,450
McCormick & Co., Inc.	2,283	187,914
Mondelez International, Inc. Class A	12,225	829,466
Pilgrim's Pride Corp. (a) (b)	1,611	87,816
Post Holdings, Inc. (a)	1,085	126,251
Simply Good Foods Co. (a)	732	25,247
Tootsie Roll Industries, Inc. (b)	633	19,935
TreeHouse Foods, Inc. (a)	1,147	31,072
Tyson Foods, Inc. Class A	10,763	686,787
WK Kellogg Co. (b)	2,449	48,809
		6,879,292
GAS UTILITIES — 0.3%
Atmos Energy Corp.	2,180	336,984
Chesapeake Utilities Corp.	218	27,998
MDU Resources Group, Inc.	4,354	73,626
National Fuel Gas Co.	1,981	156,875
New Jersey Resources Corp.	1,332	65,348
Northwest Natural Holding Co.	1,362	58,185
ONE Gas, Inc.	2,052	155,111
Southwest Gas Holdings, Inc.	1,094	78,549
Spire, Inc.	1,172	91,709
UGI Corp.	8,026	265,420
		1,309,805
GROUND TRANSPORTATION — 0.7%
ArcBest Corp.	308	21,739
Avis Budget Group, Inc. (a) (b)	638	48,424
CSX Corp.	12,920	380,236
Heartland Express, Inc.	1,102	10,160
Hertz Global Holdings, Inc. (a) (b)	5,451	21,477
JB Hunt Transport Services, Inc.	758	112,146
Knight-Swift Transportation Holdings, Inc.	2,608	113,422
Landstar System, Inc.	325	48,815
Marten Transport Ltd.	1,002	13,747
Norfolk Southern Corp.	2,087	494,306
Security Description	Shares	Value
Old Dominion Freight Line, Inc.	607	$100,428
RXO, Inc. (a)	1,539	29,395
Ryder System, Inc.	1,586	228,083
Saia, Inc. (a)	86	30,051
Uber Technologies, Inc. (a)	5,056	368,380
Union Pacific Corp.	4,031	952,283
Werner Enterprises, Inc. (b)	1,354	39,672
XPO, Inc. (a)	1,065	114,573
		3,127,337
HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Abbott Laboratories	9,246	1,226,482
Align Technology, Inc. (a)	429	68,151
Artivion, Inc. (a)	8	197
Avanos Medical, Inc. (a)	1,182	16,938
Baxter International, Inc.	6,850	234,475
Becton Dickinson & Co.	1,593	364,893
Boston Scientific Corp. (a)	5,584	563,314
CONMED Corp.	203	12,259
Cooper Cos., Inc. (a)	734	61,913
Dentsply Sirona, Inc.	1,842	27,519
Dexcom, Inc. (a)	546	37,286
Edwards Lifesciences Corp. (a)	2,314	167,719
Embecta Corp.	683	8,708
Enovis Corp. (a)	793	30,301
Envista Holdings Corp. (a)	2,769	47,793
GE HealthCare Technologies, Inc.	1,464	118,159
Glaukos Corp. (a)	58	5,708
Globus Medical, Inc. Class A (a)	820	60,024
Haemonetics Corp. (a)	280	17,794
Hologic, Inc. (a)	1,303	80,486
ICU Medical, Inc. (a)	324	44,991
IDEXX Laboratories, Inc. (a)	200	83,990
Insulet Corp. (a)	172	45,169
Integer Holdings Corp. (a)	299	35,285
Integra LifeSciences Holdings Corp. (a)	917	20,165
Intuitive Surgical, Inc. (a)	860	425,932
Lantheus Holdings, Inc. (a)	391	38,162
LivaNova PLC (a)	279	10,959
Masimo Corp. (a)	237	39,484
Medtronic PLC	15,837	1,423,113
Merit Medical Systems, Inc. (a)	281	29,705
Neogen Corp. (a)	1,220	10,577
Omnicell, Inc. (a)	740	25,870
Penumbra, Inc. (a)	82	21,928
QuidelOrtho Corp. (a)	2,462	86,096
ResMed, Inc.	446	99,837
Solventum Corp. (a)	313	23,801
STAAR Surgical Co. (a)	176	3,103
STERIS PLC	462	104,712
Stryker Corp.	1,061	394,957
Tandem Diabetes Care, Inc. (a)	177	3,391
Teleflex, Inc.	301	41,595
UFP Technologies, Inc. (a)	43	8,674

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Zimmer Biomet Holdings, Inc.	1,888	$213,684
		6,385,299
HEALTH CARE PROVIDERS & SERVICES — 4.8%
Acadia Healthcare Co., Inc. (a)	742	22,497
AdaptHealth Corp. (a)	3,922	42,515
Addus HomeCare Corp. (a)	162	16,020
Amedisys, Inc. (a)	304	28,160
AMN Healthcare Services, Inc. (a)	826	20,204
Astrana Health, Inc. (a)	325	10,078
Cardinal Health, Inc.	9,127	1,257,427
Cencora, Inc.	6,502	1,808,141
Centene Corp. (a)	19,003	1,153,672
Chemed Corp.	48	29,535
Cigna Group	4,560	1,500,240
CorVel Corp. (a)	177	19,819
CVS Health Corp.	47,499	3,218,057
DaVita, Inc. (a)	1,706	260,967
Elevance Health, Inc.	3,185	1,385,348
Encompass Health Corp.	910	92,165
Ensign Group, Inc.	337	43,608
HCA Healthcare, Inc.	2,246	776,105
HealthEquity, Inc. (a)	314	27,748
Henry Schein, Inc. (a)	1,693	115,954
Humana, Inc.	2,600	687,960
Labcorp Holdings, Inc.	1,020	237,395
McKesson Corp.	2,749	1,850,050
Molina Healthcare, Inc. (a)	536	176,553
National HealthCare Corp.	219	20,323
NeoGenomics, Inc. (a)	709	6,728
OmniAb, Inc. (a) (d)	38	—
Option Care Health, Inc. (a)	1,465	51,202
Owens & Minor, Inc. (a)	3,047	27,514
Patterson Cos., Inc.	3,040	94,970
Pediatrix Medical Group, Inc. (a)	3,519	50,990
Premier, Inc. Class A (b)	1,927	37,153
Privia Health Group, Inc. (a)	561	12,594
Progyny, Inc. (a)	270	6,032
Quest Diagnostics, Inc.	1,527	258,368
RadNet, Inc. (a)	333	16,557
Select Medical Holdings Corp.	2,534	42,318
Tenet Healthcare Corp. (a)	1,562	210,089
U.S. Physical Therapy, Inc.	84	6,078
UnitedHealth Group, Inc.	8,508	4,456,065
Universal Health Services, Inc. Class B	977	183,578
		20,260,777
HEALTH CARE REITs — 0.5%
Alexandria Real Estate Equities, Inc. REIT	1,973	182,522
CareTrust REIT, Inc.	1,518	43,384
Healthcare Realty Trust, Inc. REIT	6,161	104,121
Healthpeak Properties, Inc. REIT	9,609	194,294
LTC Properties, Inc. REIT	928	32,898
Medical Properties Trust, Inc. REIT	24,051	145,027
Security Description	Shares	Value
Omega Healthcare Investors, Inc. REIT	4,432	$168,770
Sabra Health Care REIT, Inc.	4,944	86,372
Universal Health Realty Income Trust REIT	385	15,770
Ventas, Inc. REIT	6,004	412,835
Welltower, Inc. REIT	4,056	621,420
		2,007,413
HEALTH CARE TECHNOLOGY — 0.0% (e)
Certara, Inc. (a)	522	5,168
Doximity, Inc. Class A (a)	866	50,254
HealthStream, Inc.	353	11,359
		66,781
HOTEL & RESORT REITs — 0.1%
Apple Hospitality REIT, Inc.	8,663	111,839
DiamondRock Hospitality Co. REIT	2,877	22,211
Host Hotels & Resorts, Inc. REIT	9,502	135,023
Park Hotels & Resorts, Inc. REIT	7,768	82,962
Pebblebrook Hotel Trust REIT	4,658	47,186
Summit Hotel Properties, Inc. REIT	3,966	21,456
Sunstone Hotel Investors, Inc. REIT	2,773	26,094
Xenia Hotels & Resorts, Inc. REIT	2,222	26,131
		472,902
HOTELS, RESTAURANTS & LEISURE — 1.5%
Airbnb, Inc. Class A (a)	2,022	241,548
Aramark	5,602	193,381
BJ's Restaurants, Inc. (a)	228	7,811
Bloomin' Brands, Inc.	2,047	14,677
Booking Holdings, Inc.	103	474,512
Boyd Gaming Corp.	1,094	72,018
Brinker International, Inc. (a)	725	108,061
Caesars Entertainment, Inc. (a)	2,917	72,925
Carnival Corp. (a)	39,090	763,428
Cheesecake Factory, Inc. (b)	998	48,563
Chipotle Mexican Grill, Inc. (a)	3,136	157,459
Choice Hotels International, Inc.	182	24,166
Churchill Downs, Inc.	412	45,761
Cracker Barrel Old Country Store, Inc. (b)	833	32,337
Darden Restaurants, Inc.	1,149	238,716
Dave & Buster's Entertainment, Inc. (a) (b)	516	9,066
Domino's Pizza, Inc.	111	50,999
Expedia Group, Inc.	1,162	195,332
Golden Entertainment, Inc.	429	11,321
Hilton Grand Vacations, Inc. (a) (b)	1,051	39,318
Hilton Worldwide Holdings, Inc.	332	75,547
Hyatt Hotels Corp. Class A	608	74,480
Jack in the Box, Inc. (b)	235	6,390
Las Vegas Sands Corp.	5,714	220,732
Light & Wonder, Inc. (a)	858	74,311
Marriott International, Inc. Class A	1,403	334,195
Marriott Vacations Worldwide Corp.	704	45,225
McDonald's Corp.	2,235	698,147

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
MGM Resorts International (a)	4,984	$147,726
Monarch Casino & Resort, Inc.	164	12,751
Norwegian Cruise Line Holdings Ltd. (a)	5,734	108,717
Papa John's International, Inc.	227	9,325
Penn Entertainment, Inc. (a)	5,508	89,835
Planet Fitness, Inc. Class A (a)	209	20,191
Royal Caribbean Cruises Ltd.	1,641	337,127
Sabre Corp. (a)	14,040	39,452
Shake Shack, Inc. Class A (a)	203	17,899
Six Flags Entertainment Corp.	1,473	52,542
Starbucks Corp.	6,362	624,049
Texas Roadhouse, Inc.	364	60,653
Travel & Leisure Co.	1,484	68,694
Vail Resorts, Inc.	371	59,367
Wendy's Co.	2,309	33,781
Wingstop, Inc.	28	6,316
Wyndham Hotels & Resorts, Inc.	546	49,418
Wynn Resorts Ltd.	901	75,234
Yum! Brands, Inc.	1,015	159,720
		6,303,223
HOUSEHOLD DURABLES — 0.7%
Cavco Industries, Inc. (a)	67	34,815
Century Communities, Inc.	457	30,665
DR Horton, Inc.	2,807	356,854
Ethan Allen Interiors, Inc.	594	16,454
Garmin Ltd.	1,387	301,159
Green Brick Partners, Inc. (a)	689	40,176
Helen of Troy Ltd. (a)	314	16,796
Installed Building Products, Inc. (b)	151	25,890
KB Home	1,188	69,047
La-Z-Boy, Inc.	1,054	41,201
Leggett & Platt, Inc.	4,923	38,941
Lennar Corp. Class A	3,256	373,724
LGI Homes, Inc. (a)	309	20,539
M/I Homes, Inc. (a)	451	51,495
Meritage Homes Corp.	974	69,037
Mohawk Industries, Inc. (a)	1,951	222,765
Newell Brands, Inc.	15,506	96,137
NVR, Inc. (a)	29	210,087
PulteGroup, Inc.	2,008	206,422
Somnigroup International, Inc. (b)	520	31,138
Sonos, Inc. (a)	945	10,083
Taylor Morrison Home Corp. (a)	2,296	137,852
Toll Brothers, Inc.	1,402	148,037
TopBuild Corp. (a)	181	55,196
Tri Pointe Homes, Inc. (a)	2,073	66,170
Whirlpool Corp.	2,037	183,595
		2,854,275
HOUSEHOLD PRODUCTS — 0.8%
Central Garden & Pet Co. (a)	277	10,155
Central Garden & Pet Co. Class A (a)	872	28,541
Church & Dwight Co., Inc.	1,193	131,337
Clorox Co.	821	120,892
Security Description	Shares	Value
Colgate-Palmolive Co.	4,399	$412,186
Energizer Holdings, Inc.	914	27,347
Kimberly-Clark Corp.	3,180	452,260
Procter & Gamble Co.	12,525	2,134,510
WD-40 Co.	47	11,468
		3,328,696
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
AES Corp.	11,543	143,364
Clearway Energy, Inc. Class A	1,292	36,770
Clearway Energy, Inc. Class C	3,038	91,960
Ormat Technologies, Inc.	484	34,253
Vistra Corp.	3,298	387,317
		693,664
INDUSTRIAL CONGLOMERATES — 0.5%
3M Co.	8,920	1,309,991
Honeywell International, Inc.	4,313	913,278
		2,223,269
INDUSTRIAL REITs — 0.2%
EastGroup Properties, Inc. REIT	245	43,157
First Industrial Realty Trust, Inc. REIT	1,196	64,536
Innovative Industrial Properties, Inc. REIT	395	21,366
LXP Industrial Trust REIT	3,508	30,344
Prologis, Inc. REIT	5,201	581,420
Rexford Industrial Realty, Inc. REIT	1,442	56,454
STAG Industrial, Inc. REIT	1,642	59,309
		856,586
INSURANCE — 4.4%
Aflac, Inc.	8,221	914,093
Allstate Corp.	3,639	753,528
American Financial Group, Inc.	2,696	354,093
American International Group, Inc.	12,924	1,123,612
AMERISAFE, Inc.	279	14,661
Aon PLC Class A	824	328,850
Arch Capital Group Ltd.	5,133	493,692
Arthur J Gallagher & Co.	966	333,502
Assurant, Inc.	849	178,078
Assured Guaranty Ltd.	786	69,247
Brighthouse Financial, Inc. (a)	2,364	137,088
Brown & Brown, Inc.	1,404	174,658
Chubb Ltd.	5,135	1,550,719
Cincinnati Financial Corp.	2,121	313,314
CNO Financial Group, Inc.	4,055	168,891
Employers Holdings, Inc.	561	28,409
Erie Indemnity Co. Class A	171	71,657
Everest Group Ltd.	926	336,444
Fidelity National Financial, Inc.	5,709	371,542
First American Financial Corp.	2,217	145,502
Genworth Financial, Inc. (a)	16,116	114,262
Globe Life, Inc.	1,375	181,115
Hanover Insurance Group, Inc.	592	102,978
Hartford Insurance Group, Inc.	4,754	588,212

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
HCI Group, Inc. (b)	147	$21,937
Horace Mann Educators Corp.	991	42,345
Kemper Corp.	970	64,844
Kinsale Capital Group, Inc.	26	12,654
Lincoln National Corp.	6,278	225,443
Loews Corp.	6,744	619,841
Marsh & McLennan Cos., Inc.	2,326	567,614
Mercury General Corp.	974	54,447
MetLife, Inc.	21,784	1,749,037
Old Republic International Corp.	5,122	200,885
Palomar Holdings, Inc. (a)	175	23,989
Primerica, Inc.	286	81,376
Principal Financial Group, Inc.	7,886	665,342
ProAssurance Corp. (a)	1,914	44,692
Progressive Corp.	3,137	887,802
Prudential Financial, Inc.	13,356	1,491,598
Reinsurance Group of America, Inc.	2,448	482,011
RenaissanceRe Holdings Ltd.	860	206,400
RLI Corp.	546	43,860
Safety Insurance Group, Inc.	276	21,771
Selective Insurance Group, Inc.	720	65,909
SiriusPoint Ltd. (a)	3,506	60,619
Stewart Information Services Corp.	444	31,679
Travelers Cos., Inc.	3,123	825,909
Trupanion, Inc. (a) (b)	206	7,678
United Fire Group, Inc.	961	28,311
Unum Group	6,378	519,552
W.R. Berkley Corp.	3,687	262,367
Willis Towers Watson PLC	929	313,955
		18,472,014
INTERACTIVE MEDIA & SERVICES — 3.6%
Alphabet, Inc. Class A	18,235	2,819,861
Alphabet, Inc. Class C	28,845	4,506,454
Cargurus, Inc. (a)	945	27,528
Cars.com, Inc. (a)	945	10,650
Match Group, Inc.	1,819	56,753
Meta Platforms, Inc. Class A	13,306	7,669,046
QuinStreet, Inc. (a)	408	7,279
Shutterstock, Inc.	213	3,968
TripAdvisor, Inc. (a)	1,290	18,279
Yelp, Inc. (a)	777	28,772
Ziff Davis, Inc. (a)	502	18,865
ZoomInfo Technologies, Inc. (a)	1,775	17,750
		15,185,205
IT SERVICES — 1.1%
Accenture PLC Class A	3,801	1,186,064
Akamai Technologies, Inc. (a)	1,316	105,938
ASGN, Inc. (a)	606	38,190
Cognizant Technology Solutions Corp. Class A	6,156	470,934
DXC Technology Co. (a)	6,754	115,156
EPAM Systems, Inc. (a)	278	46,937
Gartner, Inc. (a)	247	103,676
GoDaddy, Inc. Class A (a)	732	131,862
Security Description	Shares	Value
International Business Machines Corp.	8,869	$2,205,366
Kyndryl Holdings, Inc. (a)	4,910	154,174
VeriSign, Inc. (a)	517	131,251
		4,689,548
LEISURE EQUIPMENT & PRODUCTS — 0.0% (e)
Brunswick Corp.	947	50,996
Mattel, Inc. (a)	2,306	44,806
Polaris, Inc.	1,136	46,508
Sturm Ruger & Co., Inc.	270	10,608
Topgolf Callaway Brands Corp. (a)	2,514	16,567
YETI Holdings, Inc. (a)	495	16,384
		185,869
LEISURE PRODUCTS — 0.0% (e)
Hasbro, Inc.	1,768	108,714
LIFE SCIENCES TOOLS & SERVICES — 0.5%
Agilent Technologies, Inc.	1,098	128,444
Azenta, Inc. (a)	376	13,025
Bio-Rad Laboratories, Inc. Class A (a)	324	78,913
Bio-Techne Corp.	375	21,986
Bruker Corp.	600	25,044
Charles River Laboratories International, Inc. (a)	276	41,543
Danaher Corp.	2,024	414,920
Fortrea Holdings, Inc. (a)	826	6,236
Illumina, Inc. (a)	844	66,963
IQVIA Holdings, Inc. (a)	952	167,838
Medpace Holdings, Inc. (a)	96	29,250
Mesa Laboratories, Inc.	50	5,933
Mettler-Toledo International, Inc. (a)	64	75,578
Repligen Corp. (a)	194	24,685
Revvity, Inc.	824	87,179
Sotera Health Co. (a)	3,265	38,070
Thermo Fisher Scientific, Inc.	1,248	621,005
Waters Corp. (a)	228	84,034
West Pharmaceutical Services, Inc.	79	17,687
		1,948,333
MACHINERY — 1.6%
AGCO Corp.	1,335	123,581
Alamo Group, Inc.	65	11,584
Albany International Corp. Class A	275	18,986
Astec Industries, Inc.	276	9,508
Caterpillar, Inc.	2,710	893,758
Chart Industries, Inc. (a)	237	34,213
Crane Co.	607	92,980
Cummins, Inc.	1,699	532,535
Deere & Co.	2,333	1,094,994
Donaldson Co., Inc.	775	51,971
Dover Corp.	760	133,517
Enerpac Tool Group Corp.	215	9,645
Enpro, Inc.	197	31,873
Esab Corp.	213	24,814
ESCO Technologies, Inc.	196	31,188

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Federal Signal Corp.	285	$20,962
Flowserve Corp.	1,225	59,829
Fortive Corp.	1,839	134,578
Franklin Electric Co., Inc.	289	27,131
Graco, Inc.	601	50,190
Greenbrier Cos., Inc.	1,184	60,644
Hillenbrand, Inc.	1,088	26,264
IDEX Corp.	265	47,957
Illinois Tool Works, Inc.	1,512	374,991
Ingersoll Rand, Inc.	947	75,788
ITT, Inc.	434	56,055
JBT Marel Corp.	434	53,035
Kennametal, Inc.	1,465	31,204
Lincoln Electric Holdings, Inc.	260	49,182
Lindsay Corp.	90	11,387
Middleby Corp. (a)	476	72,342
Mueller Industries, Inc.	1,408	107,205
Nordson Corp.	280	56,482
Oshkosh Corp.	886	83,355
Otis Worldwide Corp.	1,534	158,309
PACCAR, Inc.	4,841	471,368
Parker-Hannifin Corp.	606	368,357
Pentair PLC	911	79,694
Proto Labs, Inc. (a)	307	10,757
RBC Bearings, Inc. (a)	162	52,127
Snap-on, Inc.	484	163,113
SPX Technologies, Inc. (a)	151	19,446
Standex International Corp.	53	8,554
Stanley Black & Decker, Inc.	2,484	190,970
Tennant Co.	136	10,846
Terex Corp.	864	32,642
Timken Co.	851	61,161
Titan International, Inc. (a)	2,481	20,816
Toro Co.	589	42,850
Trinity Industries, Inc.	3,021	84,769
Watts Water Technologies, Inc. Class A	161	32,831
Westinghouse Air Brake Technologies Corp.	978	177,360
Worthington Enterprises, Inc.	1,274	63,815
Xylem, Inc.	917	109,545
		6,653,058
MARINE — 0.0% (e)
Kirby Corp. (a)	720	72,727
Matson, Inc.	551	70,622
		143,349
MEDIA — 1.3%
Cable One, Inc. (b)	176	46,776
Charter Communications, Inc. Class A (a)	3,626	1,336,290
Comcast Corp. Class A	62,503	2,306,361
EchoStar Corp. Class A (a)	4,461	114,112
Fox Corp. Class A	8,370	473,742
Fox Corp. Class B	4,871	256,751
Interpublic Group of Cos., Inc.	5,264	142,970
Security Description	Shares	Value
John Wiley & Sons, Inc. Class A	1,565	$69,736
New York Times Co. Class A	825	40,920
News Corp. Class A	4,606	125,375
News Corp. Class B	1,389	42,184
Nexstar Media Group, Inc.	638	114,342
Omnicom Group, Inc.	2,679	222,116
Paramount Global Class B	22,174	265,201
Scholastic Corp.	939	17,728
TechTarget, Inc. (a)	208	3,081
TEGNA, Inc.	6,172	112,454
Thryv Holdings, Inc. (a)	683	8,749
		5,698,888
METALS & MINING — 0.7%
Alcoa Corp.	4,207	128,313
Alpha Metallurgical Resources, Inc. (a)	250	31,313
ATI, Inc. (a)	1,206	62,748
Carpenter Technology Corp.	474	85,879
Century Aluminum Co. (a)	1,111	20,620
Cleveland-Cliffs, Inc. (a)	8,051	66,179
Commercial Metals Co.	2,492	114,657
Freeport-McMoRan, Inc.	7,887	298,602
Kaiser Aluminum Corp.	391	23,702
Materion Corp.	177	14,443
Metallus, Inc. (a)	833	11,129
MP Materials Corp. (a) (b)	1,371	33,466
Newmont Corp.	13,984	675,148
Nucor Corp.	3,208	386,051
Reliance, Inc.	667	192,596
Royal Gold, Inc.	377	61,643
Steel Dynamics, Inc.	2,328	291,186
SunCoke Energy, Inc.	3,373	31,032
U.S. Steel Corp.	8,564	361,915
Warrior Met Coal, Inc.	2,062	98,399
Worthington Steel, Inc.	1,238	31,359
		3,020,380
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.2%
Annaly Capital Management, Inc. REIT	9,215	187,157
Apollo Commercial Real Estate Finance, Inc. REIT	4,819	46,118
Arbor Realty Trust, Inc. REIT (b)	6,960	81,780
ARMOUR Residential REIT, Inc.	2,879	49,231
Blackstone Mortgage Trust, Inc. Class A REIT	6,377	127,540
Ellington Financial, Inc. REIT (b)	1,157	15,342
Franklin BSP Realty Trust, Inc. REIT	1,356	17,275
KKR Real Estate Finance Trust, Inc. REIT	1,843	19,904
New York Mortgage Trust, Inc. REIT	3,878	25,168
PennyMac Mortgage Investment Trust REIT	3,861	56,564
Ready Capital Corp. REIT (b)	6,565	33,416
Redwood Trust, Inc. REIT	5,025	30,502

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Two Harbors Investment Corp. REIT	4,087	$54,602
Starwood Property Trust, Inc. REIT (b)	11,809	233,464
		978,063
MULTI-UTILITIES — 1.3%
Ameren Corp.	4,445	446,278
Avista Corp.	1,648	69,002
Black Hills Corp.	2,700	163,755
CenterPoint Energy, Inc.	10,794	391,067
CMS Energy Corp.	3,738	280,761
Consolidated Edison, Inc.	5,704	630,805
Dominion Energy, Inc.	18,156	1,018,007
DTE Energy Co.	3,432	474,543
NiSource, Inc.	7,673	307,610
Northwestern Energy Group, Inc.	1,322	76,504
Public Service Enterprise Group, Inc.	6,842	563,097
Sempra	8,668	618,548
Unitil Corp.	322	18,576
WEC Energy Group, Inc.	4,371	476,352
		5,534,905
OFFICE REITs — 0.3%
Brandywine Realty Trust REIT	7,792	34,752
BXP, Inc. REIT	3,077	206,744
COPT Defense Properties REIT	1,828	49,850
Cousins Properties, Inc. REIT	3,432	101,244
Douglas Emmett, Inc. REIT	6,326	101,216
Easterly Government Properties, Inc. REIT	3,833	40,630
Highwoods Properties, Inc. REIT	3,977	117,878
JBG SMITH Properties REIT (b)	3,209	51,697
Kilroy Realty Corp. REIT (b)	3,984	130,516
SL Green Realty Corp. REIT	1,156	66,701
Vornado Realty Trust REIT	6,201	229,375
		1,130,603
OIL, GAS & CONSUMABLE FUELS — 8.0%
Antero Midstream Corp.	5,505	99,090
Antero Resources Corp. (a)	6,371	257,643
APA Corp.	7,721	162,295
California Resources Corp.	1,543	67,846
Chevron Corp.	36,404	6,090,025
Chord Energy Corp.	2,283	257,340
Civitas Resources, Inc.	3,432	119,743
CNX Resources Corp. (a)	5,605	176,445
Comstock Resources, Inc. (a) (b)	3,707	75,400
ConocoPhillips	17,654	1,854,023
Coterra Energy, Inc.	10,137	292,959
CVR Energy, Inc.	1,191	23,105
Devon Energy Corp.	14,289	534,409
Diamondback Energy, Inc.	2,545	406,895
Dorian LPG Ltd.	1,303	29,109
DT Midstream, Inc.	1,172	113,075
EOG Resources, Inc.	7,731	991,423
EQT Corp.	12,985	693,789
Security Description	Shares	Value
Expand Energy Corp.	7,903	$879,762
Exxon Mobil Corp.	71,692	8,526,330
Hess Corp.	1,803	287,993
HF Sinclair Corp.	6,168	202,804
Kinder Morgan, Inc.	72,828	2,077,783
Magnolia Oil & Gas Corp. Class A	2,500	63,150
Marathon Petroleum Corp.	12,028	1,752,359
Matador Resources Co.	1,974	100,852
Murphy Oil Corp.	5,370	152,508
Northern Oil & Gas, Inc.	3,855	116,537
Occidental Petroleum Corp.	14,755	728,307
ONEOK, Inc.	5,925	587,879
Ovintiv, Inc.	9,898	423,634
Par Pacific Holdings, Inc. (a)	2,216	31,600
PBF Energy, Inc. Class A	3,679	70,232
Peabody Energy Corp.	4,879	66,110
Permian Resources Corp.	8,624	119,442
Phillips 66 Co.	15,559	1,921,225
Range Resources Corp.	3,900	155,727
REX American Resources Corp. (a)	326	12,248
SM Energy Co.	2,479	74,246
Talos Energy, Inc. (a)	5,320	51,710
Targa Resources Corp.	2,028	406,553
Valero Energy Corp.	11,864	1,566,879
Vital Energy, Inc. (a) (b)	1,064	22,578
Williams Cos., Inc.	14,946	893,173
World Kinect Corp.	2,234	63,356
Core Natural Resources, Inc.	1,878	144,794
		33,744,385
PAPER & FOREST PRODUCTS — 0.0% (e)
Louisiana-Pacific Corp.	616	56,660
Sylvamo Corp.	747	50,101
		106,761
PERSONAL CARE PRODUCTS — 0.3%
BellRing Brands, Inc. (a)	312	23,232
Coty, Inc. Class A (a)	7,994	43,727
Edgewell Personal Care Co.	699	21,816
elf Beauty, Inc. (a) (b)	48	3,014
Estee Lauder Cos., Inc. Class A	2,107	139,062
Interparfums, Inc.	167	19,016
Kenvue, Inc.	41,543	996,201
USANA Health Sciences, Inc. (a)	277	7,471
		1,253,539
PHARMACEUTICALS — 2.8%
Amphastar Pharmaceuticals, Inc. (a)	291	8,436
ANI Pharmaceuticals, Inc. (a)	109	7,298
Bristol-Myers Squibb Co.	27,873	1,699,974
Collegium Pharmaceutical, Inc. (a)	297	8,865
Corcept Therapeutics, Inc. (a)	599	68,418
Eli Lilly & Co.	1,086	896,938
Harmony Biosciences Holdings, Inc. (a)	521	17,292
Innoviva, Inc. (a)	2,054	37,239
Jazz Pharmaceuticals PLC (a)	857	106,397

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Johnson & Johnson	22,208	$3,682,975
Ligand Pharmaceuticals, Inc. (a)	240	25,234
Merck & Co., Inc.	13,444	1,206,733
Organon & Co.	9,443	140,606
Pacira BioSciences, Inc. (a)	275	6,834
Perrigo Co. PLC	2,988	83,783
Pfizer, Inc.	123,183	3,121,457
Phibro Animal Health Corp. Class A	846	18,071
Prestige Consumer Healthcare, Inc. (a)	468	40,234
Supernus Pharmaceuticals, Inc. (a)	593	19,421
Viatris, Inc.	44,345	386,245
Zoetis, Inc.	1,088	179,139
		11,761,589
PROFESSIONAL SERVICES — 0.5%
Amentum Holdings, Inc. (a)	1,327	24,151
Automatic Data Processing, Inc.	1,251	382,218
Broadridge Financial Solutions, Inc.	441	106,925
CACI International, Inc. Class A (a)	282	103,471
Concentrix Corp. (b)	1,751	97,426
CSG Systems International, Inc.	282	17,053
Dayforce, Inc. (a)	513	29,923
Equifax, Inc.	282	68,684
ExlService Holdings, Inc. (a)	829	39,137
Exponent, Inc.	164	13,294
FTI Consulting, Inc. (a)	235	38,559
Genpact Ltd.	2,234	112,549
Heidrick & Struggles International, Inc.	536	22,957
Insperity, Inc.	438	39,083
Jacobs Solutions, Inc.	1,097	132,616
KBR, Inc.	940	46,821
Korn Ferry	649	44,022
Leidos Holdings, Inc.	1,236	166,786
ManpowerGroup, Inc.	1,808	104,647
Maximus, Inc.	749	51,074
NV5 Global, Inc. (a)	686	13,219
Paychex, Inc.	1,813	279,710
Paycom Software, Inc.	156	34,083
Paylocity Holding Corp. (a)	169	31,660
Robert Half, Inc.	1,283	69,988
Science Applications International Corp.	638	71,628
Verisk Analytics, Inc.	200	59,524
Verra Mobility Corp. (a)	734	16,522
		2,217,730
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	2,897	378,870
CoStar Group, Inc. (a)	1,426	112,982
Cushman & Wakefield PLC (a)	8,924	91,203
eXp World Holdings, Inc. (b)	2,831	27,687
Jones Lang LaSalle, Inc. (a)	759	188,164
Kennedy-Wilson Holdings, Inc.	4,378	38,001
Marcus & Millichap, Inc.	564	19,430
Security Description	Shares	Value
St. Joe Co.	289	$13,568
		869,905
RESIDENTIAL REITs — 0.4%
American Homes 4 Rent Class A REIT	2,898	109,573
AvalonBay Communities, Inc. REIT	1,342	288,020
Camden Property Trust REIT	1,305	159,602
Centerspace REIT	275	17,806
Elme Communities REIT	1,590	27,666
Equity LifeStyle Properties, Inc. REIT	970	64,699
Equity Residential REIT	4,646	332,561
Essex Property Trust, Inc. REIT	616	188,847
Independence Realty Trust, Inc. REIT	1,937	41,123
Invitation Homes, Inc. REIT	5,250	182,962
Mid-America Apartment Communities, Inc. REIT	1,106	185,343
NexPoint Residential Trust, Inc. REIT	360	14,231
UDR, Inc. REIT	2,842	128,373
Veris Residential, Inc. REIT	1,588	26,869
		1,767,675
RETAIL REITs — 0.4%
Acadia Realty Trust REIT	1,672	35,028
Agree Realty Corp. REIT	1,323	102,122
Brixmor Property Group, Inc. REIT	4,081	108,351
Curbline Properties Corp. REIT	1,298	31,399
Federal Realty Investment Trust REIT	547	53,507
Getty Realty Corp. REIT	848	26,441
Kimco Realty Corp. REIT	6,287	133,536
Kite Realty Group Trust REIT	2,672	59,773
Macerich Co. REIT	4,048	69,504
NNN REIT, Inc.	2,455	104,706
Phillips Edison & Co., Inc. REIT	1,112	40,577
Realty Income Corp. REIT	8,450	490,184
Regency Centers Corp. REIT	2,226	164,190
Saul Centers, Inc. REIT	512	18,468
Simon Property Group, Inc. REIT	1,444	239,819
SITE Centers Corp. REIT	649	8,333
Tanger, Inc. REIT	854	28,857
Urban Edge Properties REIT	1,595	30,305
Whitestone REIT	711	10,359
		1,755,459
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.4%
Advanced Micro Devices, Inc. (a)	3,887	399,350
Allegro MicroSystems, Inc. (a)	1,896	47,647
Alpha & Omega Semiconductor Ltd. (a)	506	12,579
Amkor Technology, Inc.	4,279	77,279
Analog Devices, Inc.	2,663	537,047
Applied Materials, Inc.	2,670	387,470
Axcelis Technologies, Inc. (a)	193	9,586

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Broadcom, Inc.	11,231	$1,880,406
CEVA, Inc. (a)	278	7,120
Cirrus Logic, Inc. (a)	486	48,432
Cohu, Inc. (a)	232	3,413
Diodes, Inc. (a)	628	27,111
Enphase Energy, Inc. (a)	500	31,025
First Solar, Inc. (a)	601	75,984
FormFactor, Inc. (a)	551	15,588
Ichor Holdings Ltd. (a)	243	5,494
Intel Corp.	59,183	1,344,046
KLA Corp.	325	220,935
Kulicke & Soffa Industries, Inc.	504	16,622
Lam Research Corp.	4,204	305,631
Lattice Semiconductor Corp. (a)	303	15,892
MACOM Technology Solutions Holdings, Inc. (a)	304	30,516
MaxLinear, Inc. (a)	940	10,208
Microchip Technology, Inc.	2,860	138,453
Micron Technology, Inc.	5,926	514,910
MKS Instruments, Inc.	360	28,854
Monolithic Power Systems, Inc.	58	33,639
NVIDIA Corp.	11,139	1,207,245
NXP Semiconductors NV	1,355	257,531
ON Semiconductor Corp. (a)	2,787	113,403
Onto Innovation, Inc. (a)	158	19,172
Penguin Solutions, Inc. (a)	653	11,343
Photronics, Inc. (a)	1,091	22,649
Power Integrations, Inc.	205	10,353
Qorvo, Inc. (a)	881	63,793
QUALCOMM, Inc.	5,938	912,136
Rambus, Inc. (a)	366	18,950
Semtech Corp. (a)	545	18,748
Silicon Laboratories, Inc. (a)	86	9,681
SiTime Corp. (a)	67	10,242
Skyworks Solutions, Inc.	1,934	124,994
SolarEdge Technologies, Inc. (a) (b)	526	8,511
Synaptics, Inc. (a)	334	21,283
Teradyne, Inc.	598	49,395
Texas Instruments, Inc.	5,096	915,751
Ultra Clean Holdings, Inc. (a)	446	9,549
Universal Display Corp.	144	20,085
Veeco Instruments, Inc. (a)	385	7,731
Wolfspeed, Inc. (a) (b)	272	832
		10,058,614
SOFTWARE — 2.6%
A10 Networks, Inc.	392	6,405
ACI Worldwide, Inc. (a)	1,005	54,984
Adeia, Inc.	1,833	24,232
Adobe, Inc. (a)	1,419	544,229
Agilysys, Inc. (a)	27	1,959
Alarm.com Holdings, Inc. (a)	238	13,245
ANSYS, Inc. (a)	317	100,350
Appfolio, Inc. Class A (a)	28	6,157
Autodesk, Inc. (a)	497	130,115
Blackbaud, Inc. (a)	178	11,045
BlackLine, Inc. (a)	174	8,425
Security Description	Shares	Value
Box, Inc. Class A (a)	532	$16,418
Cadence Design Systems, Inc. (a)	379	96,391
Commvault Systems, Inc. (a)	151	23,822
Dolby Laboratories, Inc. Class A	548	44,010
DoubleVerify Holdings, Inc. (a)	501	6,698
Dropbox, Inc. Class A (a)	2,061	55,049
Dynatrace, Inc. (a)	966	45,547
Fair Isaac Corp. (a)	35	64,546
Fortinet, Inc. (a)	2,040	196,370
Gen Digital, Inc.	7,553	200,457
InterDigital, Inc.	233	48,173
Intuit, Inc.	388	238,228
LiveRamp Holdings, Inc. (a)	592	15,475
Manhattan Associates, Inc. (a)	59	10,209
Microsoft Corp.	14,900	5,593,311
N-able, Inc. (a)	537	3,807
NCR Voyix Corp. (a) (b)	4,970	48,457
Oracle Corp.	10,799	1,509,808
Palo Alto Networks, Inc. (a)	1,573	268,417
Progress Software Corp.	275	14,165
PTC, Inc. (a)	428	66,319
Qualys, Inc. (a)	97	12,215
Roper Technologies, Inc.	406	239,369
Salesforce, Inc.	3,615	970,121
ServiceNow, Inc. (a)	279	222,123
SPS Commerce, Inc. (a)	61	8,097
Synopsys, Inc. (a)	371	159,103
Teradata Corp. (a)	849	19,086
Tyler Technologies, Inc. (a)	147	85,464
		11,182,401
SPECIALIZED REITs — 0.8%
American Tower Corp. REIT	2,828	615,373
Crown Castle, Inc. REIT	4,160	433,597
CubeSmart REIT	2,043	87,257
Digital Realty Trust, Inc. REIT	983	140,854
EPR Properties REIT	1,230	64,710
Equinix, Inc. REIT	376	306,572
Extra Space Storage, Inc. REIT	1,161	172,397
Four Corners Property Trust, Inc. REIT	1,051	30,164
Gaming & Leisure Properties, Inc. REIT	3,840	195,456
Iron Mountain, Inc. REIT	1,607	138,266
Lamar Advertising Co. Class A REIT	878	99,899
Millrose Properties, Inc. REIT (a)	1,523	40,375
National Storage Affiliates Trust REIT	1,001	39,439
Outfront Media, Inc. REIT	2,625	42,367
PotlatchDeltic Corp. REIT	957	43,180
Public Storage REIT	877	262,477
Rayonier, Inc. REIT	1,547	43,130
Safehold, Inc. REIT	1,649	30,869
SBA Communications Corp. REIT	359	78,984
Uniti Group, Inc. REIT	3,863	19,469
VICI Properties, Inc. REIT	13,011	424,419

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Weyerhaeuser Co. REIT	8,850	$259,128
		3,568,382
SPECIALTY RETAIL — 1.9%
Abercrombie & Fitch Co. Class A (a)	271	20,696
Academy Sports & Outdoors, Inc.	968	44,150
Advance Auto Parts, Inc. (b)	2,187	85,752
American Eagle Outfitters, Inc. (b)	2,505	29,108
Asbury Automotive Group, Inc. (a)	749	165,409
AutoNation, Inc. (a)	954	154,472
AutoZone, Inc. (a)	90	343,150
Bath & Body Works, Inc.	2,742	83,137
Best Buy Co., Inc.	7,323	539,046
Boot Barn Holdings, Inc. (a)	235	25,246
Buckle, Inc.	632	24,218
Burlington Stores, Inc. (a)	423	100,814
Caleres, Inc.	710	12,233
CarMax, Inc. (a)	2,549	198,618
Dick's Sporting Goods, Inc.	703	141,697
Five Below, Inc. (a)	286	21,429
Floor & Decor Holdings, Inc. Class A (a)	315	25,348
Foot Locker, Inc. (a)	3,215	45,332
GameStop Corp. Class A (a)	5,531	123,452
Gap, Inc.	8,347	172,032
Group 1 Automotive, Inc.	487	186,010
Guess?, Inc. (b)	1,094	12,111
Home Depot, Inc.	5,565	2,039,517
Lithia Motors, Inc.	1,005	295,008
Lowe's Cos., Inc.	3,750	874,612
MarineMax, Inc. (a)	556	11,954
Monro, Inc.	1,111	16,076
Murphy USA, Inc.	297	139,534
National Vision Holdings, Inc. (a)	1,340	17,125
ODP Corp. (a)	1,353	19,388
O'Reilly Automotive, Inc. (a)	268	383,931
Penske Automotive Group, Inc.	717	103,234
RH (a)	150	35,162
Ross Stores, Inc.	1,767	225,805
Sally Beauty Holdings, Inc. (a)	3,809	34,395
Shoe Carnival, Inc.	861	18,933
Signet Jewelers Ltd.	944	54,809
Sonic Automotive, Inc. Class A	551	31,385
TJX Cos., Inc.	5,979	728,242
Tractor Supply Co.	2,845	156,760
Ulta Beauty, Inc. (a)	306	112,161
Upbound Group, Inc.	1,843	44,158
Urban Outfitters, Inc. (a)	2,116	110,878
Valvoline, Inc. (a)	1,576	54,861
Victoria's Secret & Co. (a)	2,849	52,934
Williams-Sonoma, Inc.	711	112,409
		8,226,731
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.0%
Apple, Inc.	46,197	10,261,740
Corsair Gaming, Inc. (a)	948	8,399
Security Description	Shares	Value
Hewlett Packard Enterprise Co.	49,481	$763,492
HP, Inc.	35,331	978,315
NetApp, Inc.	1,350	118,584
Pure Storage, Inc. Class A (a)	945	41,835
Sandisk Corp. (a)	1,065	50,705
Seagate Technology Holdings PLC	1,977	167,946
Super Micro Computer, Inc. (a) (b)	1,230	42,115
Western Digital Corp. (a)	3,195	129,174
Xerox Holdings Corp. (b)	4,198	20,276
		12,582,581
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Capri Holdings Ltd. (a) (b)	1,776	35,040
Carter's, Inc.	550	22,495
Columbia Sportswear Co. (b)	765	57,903
Crocs, Inc. (a)	540	57,348
Deckers Outdoor Corp. (a)	540	60,377
G-III Apparel Group Ltd. (a)	1,674	45,784
Hanesbrands, Inc. (a)	14,015	80,866
Kontoor Brands, Inc.	736	47,200
Lululemon Athletica, Inc. (a)	432	122,282
NIKE, Inc. Class B	6,702	425,443
Oxford Industries, Inc. (b)	191	11,206
PVH Corp.	794	51,324
Ralph Lauren Corp.	638	140,832
Skechers USA, Inc. Class A (a)	1,778	100,955
Steven Madden Ltd.	838	22,324
Tapestry, Inc.	3,109	218,905
Under Armour, Inc. Class A (a) (b)	6,972	43,575
Under Armour, Inc. Class C (a) (b)	4,829	28,733
VF Corp.	12,233	189,856
Wolverine World Wide, Inc.	2,946	40,979
		1,803,427
TOBACCO — 1.1%
Altria Group, Inc.	27,873	1,672,937
Philip Morris International, Inc.	19,175	3,043,648
Universal Corp.	937	52,519
		4,769,104
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Air Lease Corp.	3,828	184,931
Applied Industrial Technologies, Inc.	253	57,011
Boise Cascade Co.	524	51,399
Core & Main, Inc. Class A (a)	1,150	55,556
DNOW, Inc. (a)	1,991	34,006
DXP Enterprises, Inc. (a)	277	22,786
Fastenal Co.	2,124	164,716
GATX Corp.	446	69,250
GMS, Inc. (a)	527	38,561
MSC Industrial Direct Co., Inc. Class A	740	57,476
Rush Enterprises, Inc. Class A	1,324	70,715
United Rentals, Inc.	381	238,773
Watsco, Inc.	320	162,656
WESCO International, Inc.	936	145,361

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
WW Grainger, Inc.	208	$205,469
		1,558,666
WATER UTILITIES — 0.1%
American States Water Co.	275	21,637
American Water Works Co., Inc.	1,775	261,848
California Water Service Group	482	23,358
Essential Utilities, Inc.	3,041	120,211
Middlesex Water Co.	163	10,448
SJW Group	406	22,204
		459,706
WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Gogo, Inc. (a) (b)	527	4,543
Telephone & Data Systems, Inc.	3,672	142,253
T-Mobile U.S., Inc.	7,898	2,106,476
		2,253,272
TOTAL COMMON STOCKS (Cost $385,849,099)		422,770,268
WARRANTS — 0.0% (e)
ENERGY EQUIPMENT & SERVICES — 0.0% (e)
Nabors Industries Ltd. (expiring 06/11/26) (a) (Cost $0)	62	121
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (f) (g)	788,907	788,907
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c) (h)	1,939,501	$1,939,501
TOTAL SHORT-TERM INVESTMENTS (Cost $2,728,408)		2,728,408
TOTAL INVESTMENTS — 100.4% (Cost $388,577,507)		425,498,797
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(1,650,538)
NET ASSETS — 100.0%		$423,848,259
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2025, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2025.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$422,770,268	$—	$0(a)	$422,770,268
Warrants	121	—	—	121
Short-Term Investments	2,728,408	—	—	2,728,408
TOTAL INVESTMENTS	$425,498,797	$—	$0	$425,498,797
(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2025.
See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Corp.	5,778	$427,572	$137,720	$83,797	$16,096	$71,462	6,356	$569,053	$12,826
State Street Institutional Liquid Reserves Fund, Premier Class	674,640	674,843	1,543,483	2,218,326	59	(59)	—	—	4,144
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	9,784,662	8,995,755	—	—	788,907	788,907	16,031
State Street Navigator Securities Lending Portfolio II	1,228,745	1,228,745	19,050,523	18,339,767	—	—	1,939,501	1,939,501	4,056
Total		$2,331,160	$30,516,388	$29,637,645	$16,155	$71,403		$3,297,461	$37,057
See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.5%
BWX Technologies, Inc.	165,751	$16,351,336
Curtiss-Wright Corp.	68,303	21,670,493
Hexcel Corp. (a)	73,570	4,028,693
Woodward, Inc.	107,637	19,642,676
		61,693,198
AIRLINES — 0.9%
Alaska Air Group, Inc. (b)	223,140	10,982,951
American Airlines Group, Inc. (a) (b)	1,192,228	12,578,005
		23,560,956
AUTO COMPONENTS — 0.2%
Gentex Corp. (a)	169,042	3,938,679
BANKS — 4.3%
Commerce Bancshares, Inc.	126,181	7,852,244
Cullen/Frost Bankers, Inc.	81,556	10,210,811
East West Bancorp, Inc.	251,376	22,563,510
First Financial Bankshares, Inc.	130,625	4,692,050
Glacier Bancorp, Inc.	92,545	4,092,340
Home BancShares, Inc.	127,435	3,602,587
International Bancshares Corp.	68,889	4,344,140
Pinnacle Financial Partners, Inc.	88,845	9,421,124
Synovus Financial Corp.	125,428	5,862,505
UMB Financial Corp.	71,600	7,238,760
Western Alliance Bancorp	197,733	15,191,826
Wintrust Financial Corp.	62,710	7,052,367
Zions Bancorp NA	107,258	5,347,884
		107,472,148
BEVERAGES — 0.8%
Celsius Holdings, Inc. (a) (b)	182,695	6,507,596
Coca-Cola Consolidated, Inc.	10,735	14,492,250
		20,999,846
BIOTECHNOLOGY — 4.1%
Cytokinetics, Inc. (b)	107,033	4,301,656
Exelixis, Inc. (b)	507,469	18,735,756
Halozyme Therapeutics, Inc. (b)	230,722	14,722,371
Neurocrine Biosciences, Inc. (b)	180,761	19,992,167
Roivant Sciences Ltd. (a) (b)	763,358	7,702,282
Sarepta Therapeutics, Inc. (b)	173,204	11,053,879
United Therapeutics Corp. (b)	80,963	24,958,464
		101,466,575
BROADLINE RETAIL — 0.3%
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	65,549	7,627,282
BUILDING PRODUCTS — 3.2%
AAON, Inc. (a)	122,298	9,555,144
Advanced Drainage Systems, Inc.	61,393	6,670,349
Carlisle Cos., Inc.	80,560	27,430,680
Owens Corning	155,563	22,217,507
Security Description	Shares	Value
Simpson Manufacturing Co., Inc. (a)	50,446	$7,924,058
Trex Co., Inc. (a) (b)	95,218	5,532,166
		79,329,904
CAPITAL MARKETS — 5.4%
Affiliated Managers Group, Inc.	21,790	3,661,374
Carlyle Group, Inc.	141,543	6,169,859
Evercore, Inc. Class A	64,143	12,810,640
Federated Hermes, Inc.	86,195	3,514,170
Hamilton Lane, Inc. Class A (a)	78,567	11,680,556
Houlihan Lokey, Inc.	97,963	15,821,024
Interactive Brokers Group, Inc. Class A	197,420	32,690,778
Janus Henderson Group PLC	92,251	3,334,874
Jefferies Financial Group, Inc.	156,456	8,381,348
Morningstar, Inc.	48,973	14,685,534
SEI Investments Co.	106,669	8,280,714
Stifel Financial Corp.	131,569	12,401,694
		133,432,565
CHEMICALS — 1.3%
Axalta Coating Systems Ltd. (b)	213,610	7,085,444
Cabot Corp.	55,029	4,575,111
NewMarket Corp.	6,050	3,427,022
RPM International, Inc.	132,920	15,376,186
Scotts Miracle-Gro Co.	28,884	1,585,443
		32,049,206
COMMERCIAL SERVICES & SUPPLIES — 3.0%
Brink's Co.	39,532	3,406,077
Clean Harbors, Inc. (b)	91,836	18,100,876
MSA Safety, Inc.	35,609	5,223,484
RB Global, Inc.	334,408	33,541,123
Tetra Tech, Inc.	486,025	14,216,231
		74,487,791
COMMUNICATIONS EQUIPMENT — 0.6%
Ciena Corp. (b)	154,629	9,344,230
Lumentum Holdings, Inc. (a) (b)	79,031	4,926,793
		14,271,023
CONSTRUCTION & ENGINEERING — 3.4%
AECOM	127,558	11,828,453
Comfort Systems USA, Inc.	64,370	20,748,382
EMCOR Group, Inc.	83,390	30,823,446
MasTec, Inc. (b)	111,612	13,026,237
Valmont Industries, Inc.	26,520	7,568,012
		83,994,530
CONSTRUCTION MATERIALS — 0.9%
Eagle Materials, Inc.	60,366	13,397,026
Knife River Corp. (a) (b)	102,664	9,261,320
		22,658,346
CONSUMER FINANCE — 0.7%
FirstCash Holdings, Inc.	45,235	5,442,675

See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
SLM Corp. (a)	381,475	$11,203,921
		16,646,596
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.7%
BJ's Wholesale Club Holdings, Inc. (b)	112,520	12,838,532
Casey's General Stores, Inc.	46,409	20,143,362
Maplebear, Inc. (b)	134,984	5,384,512
Sprouts Farmers Market, Inc. (b)	181,330	27,678,211
		66,044,617
CONTAINERS & PACKAGING — 0.6%
AptarGroup, Inc.	63,918	9,484,153
Graphic Packaging Holding Co. (a)	212,321	5,511,853
		14,996,006
DIVERSIFIED CONSUMER SERVICES — 2.3%
Duolingo, Inc. (b)	68,680	21,327,887
Grand Canyon Education, Inc. (b)	52,082	9,011,228
H&R Block, Inc.	242,696	13,326,437
Service Corp. International	159,484	12,790,617
		56,456,169
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Iridium Communications, Inc. (a)	96,752	2,643,265
ELECTRIC UTILITIES — 0.2%
IDACORP, Inc.	39,585	4,600,569
ELECTRICAL EQUIPMENT — 1.2%
Acuity, Inc.	55,586	14,638,573
nVent Electric PLC	298,855	15,665,979
		30,304,552
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.1%
Belden, Inc.	72,990	7,317,247
Cognex Corp.	123,150	3,673,565
Coherent Corp. (b)	280,948	18,244,763
Crane NXT Co. (a)	35,688	1,834,363
Fabrinet (b)	65,304	12,898,193
Novanta, Inc. (b)	39,725	5,079,636
Vontier Corp.	113,204	3,718,751
		52,766,518
ENERGY EQUIPMENT & SERVICES — 0.5%
ChampionX Corp.	138,355	4,122,979
Valaris Ltd. (a) (b)	118,611	4,656,668
Weatherford International PLC	63,401	3,395,123
		12,174,770
ENTERTAINMENT — 0.2%
Warner Music Group Corp. Class A	126,169	3,955,398
FINANCIAL SERVICES — 2.5%
Equitable Holdings, Inc.	561,914	29,270,100
Euronet Worldwide, Inc. (b)	44,180	4,720,633
MGIC Investment Corp.	216,194	5,357,287
Security Description	Shares	Value
Shift4 Payments, Inc. Class A (a) (b)	124,524	$10,174,856
Voya Financial, Inc.	90,738	6,148,407
WEX, Inc. (b)	44,327	6,960,226
		62,631,509
FOOD PRODUCTS — 0.8%
Ingredion, Inc.	50,321	6,803,902
Lancaster Colony Corp.	17,142	2,999,850
Pilgrim's Pride Corp. (a) (b)	73,090	3,984,136
Post Holdings, Inc. (b)	46,424	5,401,897
		19,189,785
GROUND TRANSPORTATION — 1.4%
Ryder System, Inc.	40,431	5,814,382
Saia, Inc. (a) (b)	48,207	16,844,972
XPO, Inc. (b)	104,195	11,209,298
		33,868,652
HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
Globus Medical, Inc. Class A (b)	206,273	15,099,183
Haemonetics Corp. (a) (b)	52,798	3,355,313
Lantheus Holdings, Inc. (a) (b)	126,091	12,306,482
LivaNova PLC (b)	40,356	1,585,184
Masimo Corp. (b)	80,534	13,416,964
Penumbra, Inc. (b)	45,270	12,105,651
		57,868,777
HEALTH CARE PROVIDERS & SERVICES — 2.9%
Chemed Corp.	12,458	7,665,656
Encompass Health Corp.	129,708	13,136,826
Ensign Group, Inc.	103,417	13,382,160
HealthEquity, Inc. (b)	157,148	13,887,169
Hims & Hers Health, Inc. (a) (b)	346,663	10,243,892
Tenet Healthcare Corp. (b)	105,143	14,141,733
		72,457,436
HEALTH CARE REITs — 0.3%
Omega Healthcare Investors, Inc. REIT (a)	204,389	7,783,133
HEALTH CARE TECHNOLOGY — 0.6%
Doximity, Inc. Class A (b)	242,070	14,047,322
HOTEL & RESORT REITs — 0.1%
Park Hotels & Resorts, Inc. REIT (a)	183,402	1,958,733
HOTELS, RESTAURANTS & LEISURE — 5.4%
Boyd Gaming Corp. (a)	73,312	4,826,129
Cava Group, Inc. (a) (b)	115,900	10,014,919
Choice Hotels International, Inc. (a)	40,486	5,375,731
Churchill Downs, Inc.	133,288	14,804,298
Hilton Grand Vacations, Inc. (a) (b)	112,477	4,207,765
Hyatt Hotels Corp. Class A (a)	77,304	9,469,740
Light & Wonder, Inc. (b)	160,079	13,864,442
Planet Fitness, Inc. Class A (b)	152,632	14,745,777
Texas Roadhouse, Inc.	120,927	20,150,066

See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Travel & Leisure Co.	124,021	$5,740,932
Vail Resorts, Inc. (a)	35,986	5,758,480
Wendy's Co. (a)	139,733	2,044,294
Wingstop, Inc.	52,919	11,937,468
Wyndham Hotels & Resorts, Inc.	140,955	12,757,837
		135,697,878
HOUSEHOLD DURABLES — 2.1%
KB Home	65,468	3,805,000
Somnigroup International, Inc. (a)	204,555	12,248,753
Toll Brothers, Inc.	181,142	19,126,784
TopBuild Corp. (b)	53,185	16,218,766
		51,399,303
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Ormat Technologies, Inc. (a)	46,881	3,317,768
INDUSTRIAL REITs — 0.6%
EastGroup Properties, Inc. REIT	44,281	7,800,098
First Industrial Realty Trust, Inc. REIT	129,577	6,991,975
		14,792,073
INSURANCE — 3.7%
American Financial Group, Inc.	57,570	7,561,244
Kinsale Capital Group, Inc. (a)	40,130	19,531,672
Primerica, Inc.	60,457	17,201,830
RenaissanceRe Holdings Ltd.	89,280	21,427,200
RLI Corp.	151,251	12,149,993
Ryan Specialty Holdings, Inc. (a)	192,887	14,248,563
		92,120,502
IT SERVICES — 0.3%
Kyndryl Holdings, Inc. (b)	236,293	7,419,600
LEISURE EQUIPMENT & PRODUCTS — 0.1%
YETI Holdings, Inc. (a) (b)	64,601	2,138,293
LIFE SCIENCES TOOLS & SERVICES — 1.4%
Bruker Corp. (a)	92,349	3,854,647
Illumina, Inc. (b)	149,313	11,846,494
Medpace Holdings, Inc. (b)	45,351	13,817,996
Repligen Corp. (b)	39,653	5,045,448
Sotera Health Co. (a) (b)	127,541	1,487,128
		36,051,713
MACHINERY — 5.2%
Chart Industries, Inc. (a) (b)	76,250	11,007,450
Crane Co.	46,780	7,165,761
Donaldson Co., Inc.	123,439	8,277,819
Esab Corp.	102,984	11,997,636
Flowserve Corp.	166,761	8,144,607
Graco, Inc.	150,032	12,529,172
ITT, Inc.	104,792	13,534,935
Lincoln Electric Holdings, Inc.	58,337	11,035,027
Mueller Industries, Inc.	206,229	15,702,276
RBC Bearings, Inc. (b)	56,660	18,231,488
Toro Co.	76,610	5,573,378
Security Description	Shares	Value
Watts Water Technologies, Inc. Class A	25,360	$5,171,411
		128,370,960
MARINE — 0.4%
Kirby Corp. (b)	104,100	10,515,141
MEDIA — 0.4%
EchoStar Corp. Class A (a) (b)	107,390	2,747,036
New York Times Co. Class A	159,759	7,924,047
		10,671,083
METALS & MINING — 1.5%
ATI, Inc. (b)	258,670	13,458,600
Carpenter Technology Corp.	90,526	16,401,501
Royal Gold, Inc.	53,681	8,777,380
		38,637,481
OFFICE REITs — 0.4%
COPT Defense Properties REIT	106,069	2,892,502
Vornado Realty Trust REIT	219,763	8,129,033
		11,021,535
OIL, GAS & CONSUMABLE FUELS — 2.9%
Antero Midstream Corp.	303,734	5,467,212
CNX Resources Corp. (b)	269,848	8,494,815
DT Midstream, Inc.	183,697	17,723,086
Matador Resources Co.	134,679	6,880,750
Permian Resources Corp.	1,159,894	16,064,532
Range Resources Corp.	201,259	8,036,272
Viper Energy, Inc.	238,064	10,748,590
		73,415,257
PAPER & FOREST PRODUCTS — 0.4%
Louisiana-Pacific Corp.	113,363	10,427,129
PERSONAL CARE PRODUCTS — 0.6%
BellRing Brands, Inc. (b)	106,984	7,966,028
elf Beauty, Inc. (a) (b)	102,291	6,422,852
		14,388,880
PROFESSIONAL SERVICES — 2.4%
CACI International, Inc. Class A (a) (b)	24,391	8,949,546
ExlService Holdings, Inc. (b)	291,687	13,770,543
Exponent, Inc.	55,209	4,475,242
Genpact Ltd.	154,380	7,777,664
KBR, Inc.	101,425	5,051,979
Parsons Corp. (b)	84,674	5,013,547
Paylocity Holding Corp. (b)	79,005	14,800,797
		59,839,318
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Jones Lang LaSalle, Inc. (b)	45,574	11,298,250
RESIDENTIAL REITs — 1.0%
American Homes 4 Rent Class A REIT	218,554	8,263,527
Equity LifeStyle Properties, Inc. REIT	173,169	11,550,372

See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Independence Realty Trust, Inc. REIT	250,681	$5,321,958
		25,135,857
RETAIL REITs — 0.7%
Agree Realty Corp. REIT	79,580	6,142,780
Brixmor Property Group, Inc. REIT	299,518	7,952,203
Kite Realty Group Trust REIT	171,291	3,831,780
		17,926,763
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.7%
Allegro MicroSystems, Inc. (a) (b)	90,025	2,262,328
Cirrus Logic, Inc. (b)	58,776	5,857,322
Entegris, Inc. (a)	142,507	12,466,512
Lattice Semiconductor Corp. (a) (b)	122,539	6,427,171
MACOM Technology Solutions Holdings, Inc. (b)	107,830	10,823,975
MKS Instruments, Inc.	49,984	4,006,218
Onto Innovation, Inc. (b)	50,149	6,085,080
Power Integrations, Inc.	35,131	1,774,116
Rambus, Inc. (b)	193,284	10,007,279
Silicon Laboratories, Inc. (b)	25,318	2,850,047
Universal Display Corp.	36,841	5,138,583
		67,698,631
SOFTWARE — 5.5%
Appfolio, Inc. Class A (a) (b)	42,146	9,267,905
Blackbaud, Inc. (b)	33,788	2,096,545
Commvault Systems, Inc. (b)	79,782	12,586,408
Docusign, Inc. (b)	366,309	29,817,553
Dropbox, Inc. Class A (b)	239,376	6,393,733
Dynatrace, Inc. (b)	542,755	25,590,898
Guidewire Software, Inc. (b)	151,385	28,363,494
Manhattan Associates, Inc. (b)	110,872	19,185,291
Qualys, Inc. (b)	38,465	4,843,898
		138,145,725
SPECIALIZED REITs — 1.5%
CubeSmart REIT	221,438	9,457,617
Gaming & Leisure Properties, Inc. REIT	213,972	10,891,175
Lamar Advertising Co. Class A REIT	100,450	11,429,201
National Storage Affiliates Trust REIT	127,187	5,011,168
		36,789,161
SPECIALTY RETAIL — 4.2%
Abercrombie & Fitch Co. Class A (b)	91,323	6,974,338
Bath & Body Works, Inc.	200,300	6,073,096
Burlington Stores, Inc. (b)	113,839	27,131,249
Chewy, Inc. Class A (b)	300,315	9,763,241
Security Description	Shares	Value
Dick's Sporting Goods, Inc.	63,020	$12,702,311
Floor & Decor Holdings, Inc. Class A (b)	108,886	8,762,056
GameStop Corp. Class A (a) (b)	324,329	7,239,023
Murphy USA, Inc. (a)	33,067	15,535,207
RH (b)	13,650	3,199,696
Valvoline, Inc. (b)	230,412	8,020,642
		105,400,859
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.0%
Pure Storage, Inc. Class A (b)	561,985	24,879,076
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Crocs, Inc. (b)	101,629	10,793,000
TRADING COMPANIES & DISTRIBUTORS — 2.1%
Applied Industrial Technologies, Inc.	69,558	15,674,200
Core & Main, Inc. Class A (b)	213,856	10,331,383
GATX Corp.	39,949	6,202,881
Watsco, Inc. (a)	39,119	19,884,188
		52,092,652
TOTAL COMMON STOCKS (Cost $2,444,992,780)		2,487,759,744
SHORT-TERM INVESTMENTS — 4.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (c) (d)	843,369	843,369
State Street Navigator Securities Lending Portfolio II (e) (f)	103,600,671	103,600,671
TOTAL SHORT-TERM INVESTMENTS (Cost $104,444,040)		104,444,040
TOTAL INVESTMENTS — 104.1% (Cost $2,549,436,820)		2,592,203,784
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.1)%		(102,573,312)
NET ASSETS — 100.0%		$2,489,630,472
(a)	All or a portion of the shares of the security are on loan at March 31, 2025.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,487,759,744	$—	$—	$2,487,759,744
Short-Term Investments	104,444,040	—	—	104,444,040
TOTAL INVESTMENTS	$2,592,203,784	$—	$—	$2,592,203,784

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	858,551	$858,809	$6,353,899	$7,212,708	$86	$(86)	—	$—	$16,812
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	56,635,574	55,792,205	—	—	843,369	843,369	41,171
State Street Navigator Securities Lending Portfolio II	59,754,443	59,754,443	1,424,232,979	1,380,386,751	—	—	103,600,671	103,600,671	208,029
Total		$60,613,252	$1,487,222,452	$1,443,391,664	$86	$(86)		$104,444,040	$266,012
See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.2%
Hexcel Corp.	70,832	$3,878,760
AIR FREIGHT & LOGISTICS — 0.3%
GXO Logistics, Inc. (a) (b)	208,651	8,154,081
AUTO COMPONENTS — 1.4%
Autoliv, Inc. (b)	125,142	11,068,810
Gentex Corp. (b)	234,299	5,459,167
Goodyear Tire & Rubber Co. (a) (b)	497,592	4,597,750
Lear Corp. (b)	93,920	8,285,622
Visteon Corp. (a)	48,226	3,743,302
		33,154,651
AUTOMOBILES — 0.5%
Harley-Davidson, Inc. (b)	200,092	5,052,323
Thor Industries, Inc. (b)	92,927	7,044,796
		12,097,119
BANKS — 9.2%
Associated Banc-Corp.	286,248	6,449,167
Bank OZK	184,223	8,004,489
Cadence Bank	321,298	9,754,607
Columbia Banking System, Inc.	366,854	9,149,339
Comerica, Inc.	229,974	13,582,265
Commerce Bancshares, Inc.	91,659	5,703,940
Cullen/Frost Bankers, Inc.	33,648	4,212,730
First Financial Bankshares, Inc.	98,817	3,549,507
First Horizon Corp.	916,851	17,805,246
Flagstar Financial, Inc. (b)	529,127	6,148,456
FNB Corp.	629,674	8,469,115
Glacier Bancorp, Inc.	108,906	4,815,823
Hancock Whitney Corp.	150,269	7,881,609
Home BancShares, Inc.	200,150	5,658,241
International Bancshares Corp.	27,088	1,708,169
Old National Bancorp (b)	558,316	11,830,716
Pinnacle Financial Partners, Inc.	48,106	5,101,160
Prosperity Bancshares, Inc.	166,759	11,901,590
SouthState Corp.	171,799	15,946,383
Synovus Financial Corp.	125,710	5,875,685
Texas Capital Bancshares, Inc. (a)	80,344	6,001,697
UMB Financial Corp.	49,910	5,045,901
United Bankshares, Inc.	249,972	8,666,529
Valley National Bancorp	829,339	7,372,824
Webster Financial Corp.	299,913	15,460,515
Wintrust Financial Corp.	55,730	6,267,396
Zions Bancorp NA	154,917	7,724,162
		220,087,261
BEVERAGES — 0.3%
Boston Beer Co., Inc. Class A (a)	15,025	3,588,571
Celsius Holdings, Inc. (a) (b)	98,985	3,525,846
		7,114,417
Security Description	Shares	Value
BIOTECHNOLOGY — 1.2%
BioMarin Pharmaceutical, Inc. (a)	333,404	$23,568,329
Cytokinetics, Inc. (a)	103,032	4,140,856
		27,709,185
BROADLINE RETAIL — 0.6%
Macy's, Inc. (b)	484,779	6,088,824
Nordstrom, Inc.	170,031	4,157,258
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	43,869	5,104,597
		15,350,679
BUILDING PRODUCTS — 1.7%
Advanced Drainage Systems, Inc.	64,096	6,964,030
Fortune Brands Innovations, Inc.	217,404	13,235,556
Simpson Manufacturing Co., Inc.	25,030	3,931,712
Trex Co., Inc. (a)	95,413	5,543,495
UFP Industries, Inc.	106,288	11,377,068
		41,051,861
CAPITAL MARKETS — 1.6%
Affiliated Managers Group, Inc.	30,140	5,064,424
Carlyle Group, Inc.	232,733	10,144,832
Federated Hermes, Inc.	53,061	2,163,297
Janus Henderson Group PLC	133,258	4,817,277
Jefferies Financial Group, Inc.	133,617	7,157,863
SEI Investments Co.	65,645	5,096,021
Stifel Financial Corp.	51,736	4,876,635
		39,320,349
CHEMICALS — 2.1%
Ashland, Inc.	82,386	4,884,666
Avient Corp.	159,531	5,928,172
Axalta Coating Systems Ltd. (a)	175,212	5,811,782
Cabot Corp.	41,742	3,470,430
NewMarket Corp.	7,448	4,218,920
Olin Corp.	202,023	4,897,037
RPM International, Inc.	96,769	11,194,238
Scotts Miracle-Gro Co.	47,417	2,602,719
Westlake Corp.	58,430	5,844,753
		48,852,717
COMMERCIAL SERVICES & SUPPLIES — 0.3%
Brink's Co.	38,102	3,282,868
MSA Safety, Inc.	34,269	5,026,920
		8,309,788
COMMUNICATIONS EQUIPMENT — 0.4%
Ciena Corp. (a)	99,259	5,998,221
Lumentum Holdings, Inc. (a) (b)	44,707	2,787,035
		8,785,256
CONSTRUCTION & ENGINEERING — 1.0%
AECOM	109,173	10,123,612
Fluor Corp. (a)	300,224	10,754,024
Valmont Industries, Inc.	9,446	2,695,605
		23,573,241

See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
CONSUMER FINANCE — 0.9%
Ally Financial, Inc.	480,903	$17,538,532
FirstCash Holdings, Inc.	24,478	2,945,193
		20,483,725
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.9%
Albertsons Cos., Inc. Class A	709,709	15,606,501
BJ's Wholesale Club Holdings, Inc. (a)	122,521	13,979,646
Casey's General Stores, Inc.	20,147	8,744,604
Maplebear, Inc. (a)	152,601	6,087,254
Performance Food Group Co. (a)	273,302	21,489,736
U.S. Foods Holding Corp. (a)	403,007	26,380,838
		92,288,579
CONTAINERS & PACKAGING — 2.8%
AptarGroup, Inc.	54,570	8,097,097
Berry Global Group, Inc.	202,651	14,147,066
Crown Holdings, Inc.	204,814	18,281,698
Graphic Packaging Holding Co. (b)	319,763	8,301,047
Greif, Inc. Class A	45,137	2,482,084
Silgan Holdings, Inc.	141,721	7,244,777
Sonoco Products Co.	171,570	8,104,967
		66,658,736
DIVERSIFIED CONSUMER SERVICES — 0.6%
Graham Holdings Co. Class B	5,883	5,652,739
Service Corp. International (b)	98,204	7,875,961
		13,528,700
DIVERSIFIED REITs — 1.0%
WP Carey, Inc. REIT	382,855	24,161,979
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
Frontier Communications Parent, Inc. (a)	387,849	13,908,265
Iridium Communications, Inc. (b)	96,923	2,647,937
		16,556,202
ELECTRIC UTILITIES — 1.9%
ALLETE, Inc.	101,101	6,642,336
IDACORP, Inc.	54,879	6,378,037
OGE Energy Corp.	351,629	16,160,869
Portland General Electric Co.	190,932	8,515,567
TXNM Energy, Inc. (b)	157,941	8,446,685
		46,143,494
ELECTRICAL EQUIPMENT — 1.5%
EnerSys	69,068	6,325,247
NEXTracker, Inc. Class A (a)	251,562	10,600,823
Regal Rexnord Corp.	115,901	13,195,329
Sensata Technologies Holding PLC	261,156	6,338,256
		36,459,655
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.4%
Arrow Electronics, Inc. (a)	91,338	9,483,625
Avnet, Inc. (b)	151,047	7,263,850
Security Description	Shares	Value
Cognex Corp.	178,601	$5,327,668
Crane NXT Co. (b)	51,516	2,647,922
Flex Ltd. (a)	670,214	22,170,679
IPG Photonics Corp. (a)	46,062	2,908,355
Littelfuse, Inc.	43,447	8,547,763
Novanta, Inc. (a)	24,460	3,127,700
TD SYNNEX Corp.	131,846	13,706,710
Vontier Corp.	151,162	4,965,672
		80,149,944
ENERGY EQUIPMENT & SERVICES — 0.8%
ChampionX Corp.	199,892	5,956,782
NOV, Inc.	666,661	10,146,580
Weatherford International PLC	66,143	3,541,958
		19,645,320
ENTERTAINMENT — 0.2%
Warner Music Group Corp. Class A	131,638	4,126,851
FINANCIAL SERVICES — 1.4%
Essent Group Ltd.	183,827	10,610,494
Euronet Worldwide, Inc. (a)	29,564	3,158,913
MGIC Investment Corp.	225,585	5,589,996
Voya Financial, Inc.	80,642	5,464,302
Western Union Co. (b)	590,006	6,242,264
WEX, Inc. (a) (b)	18,239	2,863,888
		33,929,857
FOOD PRODUCTS — 1.3%
Darling Ingredients, Inc. (a)	278,477	8,699,621
Flowers Foods, Inc.	341,984	6,501,116
Ingredion, Inc.	64,373	8,703,873
Lancaster Colony Corp.	17,187	3,007,725
Post Holdings, Inc. (a)	35,149	4,089,938
		31,002,273
GAS UTILITIES — 2.4%
National Fuel Gas Co.	158,485	12,550,427
New Jersey Resources Corp.	175,607	8,615,280
ONE Gas, Inc.	98,924	7,477,665
Southwest Gas Holdings, Inc.	105,228	7,555,370
Spire, Inc.	101,878	7,971,954
UGI Corp. (b)	375,971	12,433,361
		56,604,057
GROUND TRANSPORTATION — 1.7%
Avis Budget Group, Inc. (a) (b)	29,654	2,250,739
Knight-Swift Transportation Holdings, Inc.	283,344	12,322,631
Landstar System, Inc. (b)	61,832	9,287,166
Ryder System, Inc.	34,669	4,985,749
XPO, Inc. (a)	104,657	11,259,000
		40,105,285
HEALTH CARE EQUIPMENT & SUPPLIES — 0.9%
Dentsply Sirona, Inc.	347,088	5,185,495
Envista Holdings Corp. (a) (b)	300,657	5,189,340
Haemonetics Corp. (a) (b)	36,841	2,341,246

See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
LivaNova PLC (a)	55,940	$2,197,323
Penumbra, Inc. (a)	23,455	6,272,101
		21,185,505
HEALTH CARE PROVIDERS & SERVICES — 1.8%
Acadia Healthcare Co., Inc. (a)	162,186	4,917,480
Amedisys, Inc. (a)	57,186	5,297,139
Chemed Corp.	14,167	8,717,238
Encompass Health Corp.	51,016	5,166,900
Option Care Health, Inc. (a)	297,908	10,411,885
Tenet Healthcare Corp. (a)	64,939	8,734,296
		43,244,938
HEALTH CARE REITs — 1.2%
Healthcare Realty Trust, Inc. REIT (b)	620,374	10,484,321
Omega Healthcare Investors, Inc. REIT (b)	296,000	11,271,680
Sabra Health Care REIT, Inc.	413,103	7,216,909
		28,972,910
HOTEL & RESORT REITs — 0.1%
Park Hotels & Resorts, Inc. REIT (b)	183,804	1,963,027
HOTELS, RESTAURANTS & LEISURE — 1.4%
Aramark	463,893	16,013,586
Boyd Gaming Corp. (b)	45,144	2,971,830
Cava Group, Inc. (a) (b)	31,200	2,695,992
Marriott Vacations Worldwide Corp. (b)	56,081	3,602,643
Vail Resorts, Inc. (b)	30,724	4,916,455
Wendy's Co. (b)	164,432	2,405,640
		32,606,146
HOUSEHOLD DURABLES — 1.3%
KB Home	58,166	3,380,608
Somnigroup International, Inc. (b)	136,898	8,197,452
Taylor Morrison Home Corp. (a)	181,130	10,875,045
Whirlpool Corp. (b)	96,968	8,739,726
		31,192,831
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Ormat Technologies, Inc. (b)	55,190	3,905,796
INDUSTRIAL REITs — 1.7%
EastGroup Properties, Inc. REIT	48,202	8,490,782
First Industrial Realty Trust, Inc. REIT	106,338	5,737,999
Rexford Industrial Realty, Inc. REIT (b)	398,175	15,588,551
STAG Industrial, Inc. REIT	326,553	11,795,094
		41,612,426
INSURANCE — 6.5%
American Financial Group, Inc.	70,811	9,300,317
Brighthouse Financial, Inc. (a)	102,456	5,941,423
CNO Financial Group, Inc.	177,437	7,390,251
Security Description	Shares	Value
Fidelity National Financial, Inc.	454,726	$29,593,568
First American Financial Corp.	180,286	11,832,170
Hanover Insurance Group, Inc.	63,074	10,971,722
Kemper Corp.	104,883	7,011,429
Old Republic International Corp.	408,191	16,009,251
Reinsurance Group of America, Inc.	115,239	22,690,559
Selective Insurance Group, Inc.	106,450	9,744,433
Unum Group	287,450	23,415,677
		153,900,800
INTERACTIVE MEDIA & SERVICES — 0.2%
ZoomInfo Technologies, Inc. (a)	473,648	4,736,480
IT SERVICES — 0.4%
ASGN, Inc. (a)	77,178	4,863,758
Kyndryl Holdings, Inc. (a)	178,776	5,613,566
		10,477,324
LEISURE EQUIPMENT & PRODUCTS — 1.0%
Brunswick Corp. (b)	115,213	6,204,220
Mattel, Inc. (a)	589,690	11,457,677
Polaris, Inc. (b)	91,536	3,747,484
YETI Holdings, Inc. (a) (b)	85,904	2,843,422
		24,252,803
LIFE SCIENCES TOOLS & SERVICES — 2.1%
Avantor, Inc. (a)	1,191,319	19,311,281
Bio-Rad Laboratories, Inc. Class A (a)	33,648	8,195,307
Bruker Corp. (b)	104,347	4,355,444
Illumina, Inc. (a) (b)	133,090	10,559,360
Repligen Corp. (a)	52,768	6,714,200
Sotera Health Co. (a) (b)	144,215	1,681,547
		50,817,139
MACHINERY — 5.0%
AGCO Corp. (b)	108,452	10,039,402
CNH Industrial NV (b)	1,529,657	18,784,188
Crane Co.	39,922	6,115,252
Donaldson Co., Inc.	89,666	6,013,002
Flowserve Corp.	68,818	3,361,071
Graco, Inc.	150,714	12,586,126
ITT, Inc.	41,218	5,323,717
Lincoln Electric Holdings, Inc.	42,365	8,013,763
Middleby Corp. (a) (b)	94,135	14,306,637
Oshkosh Corp.	113,892	10,714,959
Terex Corp. (b)	115,941	4,380,251
Timken Co. (b)	111,412	8,007,180
Toro Co.	101,906	7,413,662
Watts Water Technologies, Inc. Class A	23,415	4,774,787
		119,833,997
MEDIA — 0.8%
EchoStar Corp. Class A (a) (b)	107,594	2,752,255
New York Times Co. Class A	131,062	6,500,675

See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Nexstar Media Group, Inc.	51,055	$9,150,077
		18,403,007
METALS & MINING — 3.5%
Alcoa Corp.	452,116	13,789,538
Cleveland-Cliffs, Inc. (a) (b)	845,223	6,947,733
Commercial Metals Co.	198,955	9,153,920
Reliance, Inc.	94,671	27,336,251
Royal Gold, Inc.	63,314	10,352,472
U.S. Steel Corp.	393,997	16,650,313
		84,230,227
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 1.3%
Annaly Capital Management, Inc. REIT	1,011,843	20,550,531
Starwood Property Trust, Inc. REIT (b)	560,656	11,084,169
		31,634,700
MULTI-UTILITIES — 0.6%
Black Hills Corp.	125,051	7,584,343
Northwestern Energy Group, Inc.	107,085	6,197,009
		13,781,352
OFFICE REITs — 0.8%
COPT Defense Properties REIT	94,267	2,570,661
Cousins Properties, Inc. REIT	293,564	8,660,138
Kilroy Realty Corp. REIT (b)	185,650	6,081,894
Vornado Realty Trust REIT	78,277	2,895,466
		20,208,159
OIL, GAS & CONSUMABLE FUELS — 4.0%
Antero Midstream Corp.	293,572	5,284,296
Antero Resources Corp. (a)	511,764	20,695,736
Chord Energy Corp.	106,995	12,060,476
Civitas Resources, Inc.	155,040	5,409,346
HF Sinclair Corp.	280,002	9,206,466
Matador Resources Co.	72,942	3,726,607
Murphy Oil Corp.	239,376	6,798,278
Ovintiv, Inc.	455,460	19,493,688
PBF Energy, Inc. Class A	171,145	3,267,158
Range Resources Corp.	228,156	9,110,269
		95,052,320
PERSONAL CARE PRODUCTS — 0.5%
BellRing Brands, Inc. (a)	121,288	9,031,105
Coty, Inc. Class A (a)	639,484	3,497,977
		12,529,082
PHARMACEUTICALS — 0.8%
Jazz Pharmaceuticals PLC (a)	105,802	13,135,318
Perrigo Co. PLC	238,215	6,679,549
		19,814,867
PROFESSIONAL SERVICES — 2.7%
CACI International, Inc. Class A (a) (b)	15,660	5,745,967
Concentrix Corp. (b)	80,857	4,498,884
Security Description	Shares	Value
Exponent, Inc.	35,455	$2,873,982
FTI Consulting, Inc. (a)	61,839	10,146,543
Genpact Ltd.	131,873	6,643,762
Insperity, Inc.	61,757	5,510,577
KBR, Inc.	134,940	6,721,362
ManpowerGroup, Inc.	81,955	4,743,555
Maximus, Inc.	98,828	6,739,081
Science Applications International Corp. (b)	85,579	9,607,954
		63,231,667
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Jones Lang LaSalle, Inc. (a)	39,039	9,678,159
RESIDENTIAL REITs — 1.2%
American Homes 4 Rent Class A REIT	344,225	13,015,147
Equity LifeStyle Properties, Inc. REIT	167,217	11,153,374
Independence Realty Trust, Inc. REIT	160,968	3,417,351
		27,585,872
RETAIL REITs — 1.4%
Agree Realty Corp. REIT (b)	110,263	8,511,201
Brixmor Property Group, Inc. REIT	245,726	6,524,025
Kite Realty Group Trust REIT	218,629	4,890,731
NNN REIT, Inc.	328,227	13,998,882
		33,924,839
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.3%
Allegro MicroSystems, Inc. (a) (b)	141,524	3,556,498
Amkor Technology, Inc.	198,094	3,577,578
Cirrus Logic, Inc. (a)	36,190	3,606,514
Entegris, Inc. (b)	126,970	11,107,336
Lattice Semiconductor Corp. (a) (b)	122,863	6,444,164
MKS Instruments, Inc.	69,331	5,556,880
Onto Innovation, Inc. (a)	37,946	4,604,368
Power Integrations, Inc.	65,610	3,313,305
Silicon Laboratories, Inc. (a)	32,306	3,636,686
Synaptics, Inc. (a)	68,424	4,359,977
Universal Display Corp.	41,618	5,804,879
		55,568,185
SOFTWARE — 1.1%
Bill Holdings, Inc. (a) (b)	163,768	7,515,313
Blackbaud, Inc. (a)	33,871	2,101,696
Dolby Laboratories, Inc. Class A	107,168	8,606,662
Dropbox, Inc. Class A (a)	147,393	3,936,867
Qualys, Inc. (a)	26,833	3,379,080
		25,539,618
SPECIALIZED REITs — 2.0%
CubeSmart REIT	181,647	7,758,143
EPR Properties REIT (b)	132,233	6,956,778

See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Gaming & Leisure Properties, Inc. REIT (b)	273,714	$13,932,043
Lamar Advertising Co. Class A REIT	56,813	6,464,183
PotlatchDeltic Corp. REIT (b)	125,190	5,648,573
Rayonier, Inc. REIT	245,366	6,840,804
		47,600,524
SPECIALTY RETAIL — 3.1%
AutoNation, Inc. (a)	45,010	7,288,019
Bath & Body Works, Inc.	185,304	5,618,417
Dick's Sporting Goods, Inc.	40,556	8,174,467
Five Below, Inc. (a)	96,053	7,196,771
Floor & Decor Holdings, Inc. Class A (a)	82,384	6,629,440
GameStop Corp. Class A (a) (b)	398,665	8,898,203
Gap, Inc. (b)	388,509	8,007,171
Lithia Motors, Inc.	46,616	13,683,661
Penske Automotive Group, Inc.	32,644	4,700,083
RH (a)	13,156	3,083,898
		73,280,130
TEXTILES, APPAREL & LUXURY GOODS — 1.7%
Capri Holdings Ltd. (a) (b)	205,883	4,062,072
Columbia Sportswear Co. (b)	55,924	4,232,887
PVH Corp.	97,140	6,279,130
Skechers USA, Inc. Class A (a)	230,302	13,076,547
Under Armour, Inc. Class A (a) (b)	329,703	2,060,644
Under Armour, Inc. Class C (a) (b)	224,742	1,337,215
VF Corp. (b)	579,732	8,997,441
		40,045,936
TRADING COMPANIES & DISTRIBUTORS — 1.7%
Core & Main, Inc. Class A (a) (b)	126,375	6,105,176
GATX Corp.	23,581	3,661,422
MSC Industrial Direct Co., Inc. Class A (b)	78,028	6,060,435
Watsco, Inc. (b)	23,166	11,775,278
Security Description	Shares	Value
WESCO International, Inc.	77,716	$12,069,295
		39,671,606
WATER UTILITIES — 0.7%
Essential Utilities, Inc.	442,062	17,474,711
TOTAL COMMON STOCKS (Cost $2,537,474,392)		2,377,241,105
SHORT-TERM INVESTMENTS — 4.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (c) (d)	2,142,339	2,142,339
State Street Navigator Securities Lending Portfolio II (e) (f)	97,286,677	97,286,677
TOTAL SHORT-TERM INVESTMENTS (Cost $99,429,016)		99,429,016
TOTAL INVESTMENTS — 103.9% (Cost $2,636,903,408)		2,476,670,121
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.9)%		(93,683,571)
NET ASSETS — 100.0%		$2,382,986,550
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,377,241,105	$—	$—	$2,377,241,105
Short-Term Investments	99,429,016	—	—	99,429,016
TOTAL INVESTMENTS	$2,476,670,121	$—	$—	$2,476,670,121
See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$9,605,155	$9,605,155	$—	$—	—	$—	$18,963
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	81,773,477	79,631,138	—	—	2,142,339	2,142,339	78,935
State Street Navigator Securities Lending Portfolio II	39,656,620	39,656,620	1,253,051,501	1,195,421,444	—	—	97,286,677	97,286,677	184,946
Total		$39,656,620	$1,344,430,133	$1,284,657,737	$—	$—		$99,429,016	$282,844
See accompanying notes to Schedule of Investments.

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.8%
Axon Enterprise, Inc. (a)	3,480	$1,830,306
General Electric Co.	51,692	10,346,154
		12,176,460
AIR FREIGHT & LOGISTICS — 0.3%
CH Robinson Worldwide, Inc.	5,756	589,415
United Parcel Service, Inc. Class B	35,261	3,878,357
		4,467,772
AIRLINES — 0.1%
Delta Air Lines, Inc.	30,945	1,349,202
AUTO COMPONENTS — 0.0% (b)
Aptiv PLC (a)	11,038	656,761
AUTOMOBILES — 2.3%
General Motors Co.	47,935	2,254,383
Tesla, Inc. (a)	134,764	34,925,438
		37,179,821
BANKS — 4.3%
Bank of America Corp.	318,845	13,305,402
Citigroup, Inc.	90,404	6,417,780
Citizens Financial Group, Inc.	21,095	864,262
Fifth Third Bancorp	32,278	1,265,298
Huntington Bancshares, Inc.	69,961	1,050,115
JPMorgan Chase & Co.	134,642	33,027,683
KeyCorp	47,954	766,784
M&T Bank Corp.	7,998	1,429,642
PNC Financial Services Group, Inc.	19,022	3,343,497
Regions Financial Corp.	43,722	950,079
Truist Financial Corp.	63,371	2,607,717
U.S. Bancorp	75,125	3,171,777
		68,200,036
BEVERAGES — 1.6%
Coca-Cola Co.	186,431	13,352,188
Keurig Dr. Pepper, Inc.	57,508	1,967,924
Molson Coors Beverage Co. Class B	8,337	507,473
PepsiCo, Inc.	65,998	9,895,740
		25,723,325
BIOTECHNOLOGY — 2.4%
AbbVie, Inc.	84,986	17,806,267
Amgen, Inc.	25,908	8,071,637
Biogen, Inc. (a)	7,005	958,564
Gilead Sciences, Inc.	59,998	6,722,776
Incyte Corp. (a)	7,696	465,993
Moderna, Inc. (a)	16,329	462,927
Regeneron Pharmaceuticals, Inc.	5,091	3,228,865
		37,717,029
BROADLINE RETAIL — 0.1%
eBay, Inc.	23,058	1,561,718
Security Description	Shares	Value
BUILDING PRODUCTS — 0.6%
Allegion PLC	4,185	$545,975
Carrier Global Corp.	38,906	2,466,640
Johnson Controls International PLC	31,780	2,545,896
Masco Corp.	10,240	712,090
Trane Technologies PLC	10,819	3,645,137
		9,915,738
CAPITAL MARKETS — 4.1%
Ameriprise Financial, Inc.	4,613	2,233,199
Bank of New York Mellon Corp.	34,582	2,900,392
Blackrock, Inc.	7,060	6,682,149
Cboe Global Markets, Inc.	5,064	1,145,933
Charles Schwab Corp.	82,098	6,426,631
CME Group, Inc.	17,322	4,595,353
FactSet Research Systems, Inc.	1,811	823,353
Franklin Resources, Inc.	14,942	287,634
Goldman Sachs Group, Inc.	14,998	8,193,257
Intercontinental Exchange, Inc.	27,698	4,777,905
Invesco Ltd.	21,605	327,748
MarketAxess Holdings, Inc.	1,834	396,786
Moody's Corp.	7,406	3,448,900
Morgan Stanley	59,571	6,950,149
MSCI, Inc.	3,711	2,098,571
Nasdaq, Inc.	19,933	1,512,117
Northern Trust Corp.	9,428	930,072
Raymond James Financial, Inc.	8,912	1,237,966
S&P Global, Inc.	15,121	7,682,980
State Street Corp. (c)	13,886	1,243,214
T. Rowe Price Group, Inc.	10,724	985,214
		64,879,523
CHEMICALS — 1.8%
Air Products & Chemicals, Inc.	10,664	3,145,027
Albemarle Corp.	5,640	406,193
CF Industries Holdings, Inc.	8,408	657,085
Corteva, Inc.	33,028	2,078,452
Dow, Inc.	33,901	1,183,823
Ecolab, Inc.	12,126	3,074,183
International Flavors & Fragrances, Inc.	12,344	958,018
Linde PLC	22,963	10,692,491
LyondellBasell Industries NV Class A	12,522	881,549
Mosaic Co.	15,257	412,091
PPG Industries, Inc.	11,219	1,226,798
Sherwin-Williams Co.	11,140	3,889,977
		28,605,687
COMMERCIAL SERVICES & SUPPLIES — 0.6%
Cintas Corp.	16,540	3,399,466
Republic Services, Inc.	9,728	2,355,733
Waste Management, Inc.	17,628	4,081,058
		9,836,257
COMMUNICATIONS EQUIPMENT — 0.7%
Cisco Systems, Inc.	191,812	11,836,719

See accompanying notes to Schedule of Investments.

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc.	7,100	$1,804,678
CONSUMER FINANCE — 0.9%
American Express Co.	26,772	7,203,007
Capital One Financial Corp.	18,314	3,283,700
Discover Financial Services	12,080	2,062,056
Synchrony Financial	18,707	990,348
		13,539,111
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.8%
Costco Wholesale Corp.	21,380	20,220,777
Kroger Co.	32,054	2,169,735
Sysco Corp.	23,605	1,771,319
Target Corp.	22,030	2,299,051
Walgreens Boots Alliance, Inc.	34,547	385,890
Walmart, Inc.	208,880	18,337,575
		45,184,347
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	69,563	674,761
Avery Dennison Corp.	3,880	690,524
Ball Corp.	14,392	749,392
Smurfit WestRock PLC	23,790	1,071,977
		3,186,654
DISTRIBUTORS — 0.1%
Genuine Parts Co.	6,660	793,472
LKQ Corp.	12,483	531,027
Pool Corp.	1,820	579,397
		1,903,896
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
AT&T, Inc.	345,671	9,775,576
ELECTRIC UTILITIES — 0.8%
Edison International	18,624	1,097,326
Entergy Corp.	20,681	1,768,019
Eversource Energy	17,639	1,095,558
Exelon Corp.	48,423	2,231,332
NextEra Energy, Inc.	98,983	7,016,905
		13,209,140
ELECTRICAL EQUIPMENT — 0.8%
AMETEK, Inc.	11,140	1,917,640
Eaton Corp. PLC	19,022	5,170,750
Emerson Electric Co.	27,111	2,972,450
Hubbell, Inc.	2,620	866,984
Rockwell Automation, Inc.	5,495	1,419,798
		12,347,622
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
TE Connectivity PLC	14,346	2,027,377
ENERGY EQUIPMENT & SERVICES — 0.4%
Baker Hughes Co.	47,680	2,095,536
Halliburton Co.	41,822	1,061,024
Schlumberger NV	67,462	2,819,912
		5,976,472
Security Description	Shares	Value
ENTERTAINMENT — 0.7%
Electronic Arts, Inc.	11,466	$1,657,066
Take-Two Interactive Software, Inc. (a)	7,914	1,640,177
Walt Disney Co.	87,043	8,591,144
		11,888,387
FINANCIAL SERVICES — 4.1%
Corpay, Inc. (a)	3,380	1,178,674
Fidelity National Information Services, Inc.	25,545	1,907,700
Fiserv, Inc. (a)	27,395	6,049,638
Global Payments, Inc.	11,900	1,165,248
Jack Henry & Associates, Inc.	3,480	635,448
Mastercard, Inc. Class A	39,208	21,490,689
PayPal Holdings, Inc. (a)	47,615	3,106,879
Visa, Inc. Class A	83,001	29,088,530
		64,622,806
FOOD PRODUCTS — 0.9%
Archer-Daniels-Midland Co.	23,011	1,104,758
Campbell's Co.	9,513	379,759
Conagra Brands, Inc.	23,004	613,517
General Mills, Inc.	26,553	1,587,604
Hershey Co.	7,113	1,216,537
Hormel Foods Corp.	14,012	433,531
J.M. Smucker Co.	5,164	611,469
Kellanova	12,996	1,072,040
Kraft Heinz Co.	41,991	1,277,786
Lamb Weston Holdings, Inc.	6,860	365,638
McCormick & Co., Inc.	12,193	1,003,606
Mondelez International, Inc. Class A	62,272	4,225,155
Tyson Foods, Inc. Class A	13,793	880,131
		14,771,531
GROUND TRANSPORTATION — 1.3%
CSX Corp.	92,810	2,731,398
JB Hunt Transport Services, Inc.	3,810	563,690
Norfolk Southern Corp.	10,857	2,571,480
Uber Technologies, Inc. (a)	100,620	7,331,173
Union Pacific Corp.	29,141	6,884,270
		20,082,011
HEALTH CARE EQUIPMENT & SUPPLIES — 2.6%
Abbott Laboratories	83,486	11,074,418
Baxter International, Inc.	24,611	842,434
Becton Dickinson & Co.	13,873	3,177,749
Boston Scientific Corp. (a)	70,952	7,157,638
Edwards Lifesciences Corp. (a)	28,389	2,057,635
Hologic, Inc. (a)	10,790	666,498
IDEXX Laboratories, Inc. (a)	3,945	1,656,703
Medtronic PLC	61,703	5,544,632
ResMed, Inc.	7,060	1,580,381
Stryker Corp.	16,525	6,151,431
Zimmer Biomet Holdings, Inc.	9,584	1,084,717
		40,994,236

See accompanying notes to Schedule of Investments.

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 2.8%
Cardinal Health, Inc.	11,640	$1,603,643
Cencora, Inc.	8,321	2,313,987
Centene Corp. (a)	23,872	1,449,269
Cigna Group	13,151	4,326,679
CVS Health Corp.	60,696	4,112,154
DaVita, Inc. (a)	2,133	326,285
Elevance Health, Inc.	11,116	4,835,016
Humana, Inc.	5,795	1,533,357
Quest Diagnostics, Inc.	5,326	901,159
UnitedHealth Group, Inc.	44,267	23,184,841
		44,586,390
HEALTH CARE REITs — 0.5%
Alexandria Real Estate Equities, Inc. REIT	7,420	686,424
Healthpeak Properties, Inc. REIT	33,636	680,120
Ventas, Inc. REIT	21,034	1,446,298
Welltower, Inc. REIT	29,321	4,492,270
		7,305,112
HOTEL & RESORT REITs — 0.0% (b)
Host Hotels & Resorts, Inc. REIT	33,645	478,095
HOTELS, RESTAURANTS & LEISURE — 2.1%
Caesars Entertainment, Inc. (a)	10,201	255,025
Carnival Corp. (a)	50,486	985,992
Chipotle Mexican Grill, Inc. (a)	65,225	3,274,947
Expedia Group, Inc.	5,900	991,790
Hilton Worldwide Holdings, Inc.	11,580	2,635,029
Las Vegas Sands Corp.	16,575	640,292
Marriott International, Inc. Class A	11,015	2,623,773
McDonald's Corp.	34,504	10,778,014
MGM Resorts International (a)	10,737	318,245
Norwegian Cruise Line Holdings Ltd. (a)	21,182	401,611
Royal Caribbean Cruises Ltd.	11,879	2,440,422
Starbucks Corp.	54,691	5,364,640
Wynn Resorts Ltd.	4,340	362,390
Yum! Brands, Inc.	13,443	2,115,390
		33,187,560
HOUSEHOLD DURABLES — 0.2%
DR Horton, Inc.	13,616	1,731,002
Mohawk Industries, Inc. (a)	2,540	290,017
PulteGroup, Inc.	9,710	998,188
		3,019,207
HOUSEHOLD PRODUCTS — 1.4%
Colgate-Palmolive Co.	39,062	3,660,109
Procter & Gamble Co.	112,881	19,237,180
		22,897,289
INDUSTRIAL REITs — 0.3%
Prologis, Inc. REIT	44,619	4,987,958
INSURANCE — 2.6%
Aflac, Inc.	23,873	2,654,439
Allstate Corp.	12,792	2,648,840
Security Description	Shares	Value
American International Group, Inc.	28,551	$2,482,224
Aon PLC Class A	10,425	4,160,513
Arch Capital Group Ltd.	18,082	1,739,127
Arthur J Gallagher & Co.	12,212	4,216,071
Assurant, Inc.	2,482	520,600
Chubb Ltd.	17,901	5,405,923
Everest Group Ltd.	2,046	743,373
Globe Life, Inc.	4,064	535,310
Hartford Insurance Group, Inc.	13,851	1,713,784
Marsh & McLennan Cos., Inc.	23,600	5,759,108
MetLife, Inc.	27,915	2,241,295
Principal Financial Group, Inc.	10,130	854,668
Prudential Financial, Inc.	17,000	1,898,560
Travelers Cos., Inc.	10,905	2,883,936
Willis Towers Watson PLC	4,786	1,617,429
		42,075,200
INTERACTIVE MEDIA & SERVICES — 5.0%
Alphabet, Inc. Class A	280,913	43,440,386
Alphabet, Inc. Class C	227,619	35,560,917
		79,001,303
IT SERVICES — 0.6%
Accenture PLC Class A	30,100	9,392,404
Akamai Technologies, Inc. (a)	7,260	584,430
		9,976,834
LEISURE PRODUCTS — 0.0% (b)
Hasbro, Inc.	6,355	390,769
LIFE SCIENCES TOOLS & SERVICES — 0.7%
Agilent Technologies, Inc.	13,755	1,609,060
Charles River Laboratories International, Inc. (a)	2,420	364,258
Danaher Corp.	30,860	6,326,300
Mettler-Toledo International, Inc. (a)	994	1,173,825
Revvity, Inc.	5,900	624,220
Waters Corp. (a)	2,848	1,049,687
		11,147,350
MACHINERY — 2.2%
Caterpillar, Inc.	22,993	7,583,091
Cummins, Inc.	6,605	2,070,271
Deere & Co.	12,161	5,707,765
Dover Corp.	6,625	1,163,880
Fortive Corp.	16,403	1,200,372
IDEX Corp.	3,673	664,703
Illinois Tool Works, Inc.	12,844	3,185,440
Ingersoll Rand, Inc.	19,399	1,552,502
Otis Worldwide Corp.	19,117	1,972,874
PACCAR, Inc.	25,216	2,455,282
Parker-Hannifin Corp.	6,222	3,782,043
Pentair PLC	7,987	698,703
Stanley Black & Decker, Inc.	7,452	572,910
Westinghouse Air Brake Technologies Corp.	8,188	1,484,894

See accompanying notes to Schedule of Investments.

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Xylem, Inc.	11,701	$1,397,802
		35,492,532
MEDIA — 0.6%
Comcast Corp. Class A	181,593	6,700,782
Interpublic Group of Cos., Inc.	17,948	487,468
News Corp. Class A	18,195	495,268
News Corp. Class B	5,424	164,727
Omnicom Group, Inc.	9,416	780,680
Paramount Global Class B	28,648	342,630
		8,971,555
METALS & MINING — 0.3%
Freeport-McMoRan, Inc.	69,160	2,618,398
Newmont Corp.	54,775	2,644,537
		5,262,935
MULTI-UTILITIES — 0.4%
Consolidated Edison, Inc.	16,640	1,840,218
Public Service Enterprise Group, Inc.	23,988	1,974,212
Sempra	30,459	2,173,554
		5,987,984
OFFICE REITs — 0.0% (b)
BXP, Inc. REIT	7,045	473,354
OIL, GAS & CONSUMABLE FUELS — 4.0%
Chevron Corp.	80,482	13,463,834
Devon Energy Corp.	31,643	1,183,448
Diamondback Energy, Inc.	8,956	1,431,885
EQT Corp.	28,718	1,534,403
Exxon Mobil Corp.	209,585	24,925,944
Hess Corp.	13,280	2,121,214
Kinder Morgan, Inc.	93,100	2,656,143
Marathon Petroleum Corp.	15,231	2,219,004
Occidental Petroleum Corp.	32,505	1,604,447
ONEOK, Inc.	29,875	2,964,198
Phillips 66 Co.	19,899	2,457,129
Targa Resources Corp.	10,540	2,112,954
Valero Energy Corp.	15,220	2,010,105
Williams Cos., Inc.	58,723	3,509,286
		64,193,994
PERSONAL CARE PRODUCTS — 0.0% (b)
Estee Lauder Cos., Inc. Class A	11,230	741,180
PHARMACEUTICALS — 3.3%
Bristol-Myers Squibb Co.	97,727	5,960,370
Eli Lilly & Co.	37,977	31,365,584
Merck & Co., Inc.	121,787	10,931,601
Zoetis, Inc.	21,533	3,545,408
		51,802,963
PROFESSIONAL SERVICES — 0.8%
Automatic Data Processing, Inc.	19,568	5,978,611
Broadridge Financial Solutions, Inc.	5,665	1,373,536
Dayforce, Inc. (a)	7,660	446,808
Paychex, Inc.	15,436	2,381,466
Security Description	Shares	Value
Verisk Analytics, Inc.	6,796	$2,022,625
		12,203,046
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	14,267	1,865,838
CoStar Group, Inc. (a)	20,341	1,611,618
		3,477,456
RESIDENTIAL REITs — 0.2%
AvalonBay Communities, Inc. REIT	6,880	1,476,585
Equity Residential REIT	16,443	1,176,990
UDR, Inc. REIT	14,540	656,772
		3,310,347
RETAIL REITs — 0.1%
Federal Realty Investment Trust REIT	3,710	362,912
Kimco Realty Corp. REIT	32,746	695,525
Regency Centers Corp. REIT	7,857	579,533
		1,637,970
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 10.6%
Advanced Micro Devices, Inc. (a)	78,062	8,020,090
Applied Materials, Inc.	39,177	5,685,366
Intel Corp.	208,514	4,735,353
KLA Corp.	6,365	4,326,927
Lam Research Corp.	61,832	4,495,187
Micron Technology, Inc.	53,599	4,657,217
NVIDIA Corp.	1,179,222	127,804,080
ON Semiconductor Corp. (a)	20,341	827,675
QUALCOMM, Inc.	53,239	8,178,043
		168,729,938
SOFTWARE — 9.9%
Adobe, Inc. (a)	20,943	8,032,269
Autodesk, Inc. (a)	10,357	2,711,463
Microsoft Corp.	357,970	134,378,358
Salesforce, Inc.	46,072	12,363,882
		157,485,972
SPECIALIZED REITs — 1.1%
American Tower Corp. REIT	22,458	4,886,861
Digital Realty Trust, Inc. REIT	15,233	2,182,737
Equinix, Inc. REIT	4,700	3,832,145
Extra Space Storage, Inc. REIT	10,223	1,518,013
Iron Mountain, Inc. REIT	14,142	1,216,778
Public Storage REIT	7,560	2,262,632
SBA Communications Corp. REIT	5,192	1,142,292
Weyerhaeuser Co. REIT	34,894	1,021,696
		18,063,154
SPECIALTY RETAIL — 2.3%
Best Buy Co., Inc.	9,323	686,266
CarMax, Inc. (a)	7,360	573,491
Home Depot, Inc.	47,807	17,520,787
Lowe's Cos., Inc.	27,239	6,352,952
Ross Stores, Inc.	15,880	2,029,305

See accompanying notes to Schedule of Investments.

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
TJX Cos., Inc.	54,097	$6,589,015
Tractor Supply Co.	25,722	1,417,282
Ulta Beauty, Inc. (a)	2,220	813,719
		35,982,817
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 10.3%
Apple, Inc.	723,375	160,683,289
Hewlett Packard Enterprise Co.	63,285	976,488
HP, Inc.	45,206	1,251,754
Western Digital Corp. (a)	16,761	677,647
		163,589,178
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Deckers Outdoor Corp. (a)	7,260	811,741
Lululemon Athletica, Inc. (a)	5,400	1,528,524
NIKE, Inc. Class B	56,846	3,608,584
Ralph Lauren Corp.	1,890	417,199
Tapestry, Inc.	9,935	699,523
		7,065,571
TRADING COMPANIES & DISTRIBUTORS — 0.3%
United Rentals, Inc.	3,147	1,972,225
WW Grainger, Inc.	2,120	2,094,200
		4,066,425
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	9,396	1,386,098
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
T-Mobile U.S., Inc.	23,102	6,161,534
TOTAL COMMON STOCKS (Cost $1,432,460,576)		1,590,558,962
Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (d) (e) (Cost $1,474,127)	1,474,127	$1,474,127
TOTAL INVESTMENTS — 99.9% (Cost $1,433,934,703)		1,592,033,089
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		821,030
NET ASSETS — 100.0%		$1,592,854,119
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2025.
REIT	Real Estate Investment Trust

At March 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 ESG Index (long)	8	06/20/2025	$1,978,800	$1,970,800	$(8,000)
See accompanying notes to Schedule of Investments.

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,590,558,962	$—	$—	$1,590,558,962
Short-Term Investment	1,474,127	—	—	1,474,127
TOTAL INVESTMENTS	$1,592,033,089	$—	$—	$1,592,033,089
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(8,000)	$—	$—	$(8,000)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(8,000)	$—	$—	$(8,000)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Corp.	11,598	$858,252	$425,968	$235,386	$50,762	$143,618	13,886	$1,243,214	$29,520
State Street Institutional Liquid Reserves Fund, Premier Class	598,678	598,858	3,151,484	3,750,342	15	(15)	—	—	8,203
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	19,188,570	17,714,443	—	—	1,474,127	1,474,127	50,173
Total		$1,457,110	$22,766,022	$21,700,171	$50,777	$143,603		$2,717,341	$87,896
See accompanying notes to Schedule of Investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.1%
Axon Enterprise, Inc. (a)	3,132	$1,647,275
Boeing Co. (a)	32,360	5,518,998
General Dynamics Corp.	10,966	2,989,112
General Electric Co.	46,393	9,285,559
Howmet Aerospace, Inc.	17,572	2,279,616
Huntington Ingalls Industries, Inc.	1,699	346,664
L3Harris Technologies, Inc.	8,138	1,703,365
Lockheed Martin Corp.	9,057	4,045,853
Northrop Grumman Corp.	5,882	3,011,643
RTX Corp.	57,583	7,627,444
Textron, Inc.	7,891	570,125
TransDigm Group, Inc.	2,422	3,350,328
		42,375,982
AIR FREIGHT & LOGISTICS — 0.4%
CH Robinson Worldwide, Inc.	5,085	520,704
Expeditors International of Washington, Inc.	6,092	732,563
FedEx Corp.	9,576	2,334,437
United Parcel Service, Inc. Class B	31,541	3,469,195
		7,056,899
AIRLINES — 0.2%
Delta Air Lines, Inc.	27,816	1,212,778
Southwest Airlines Co.	25,551	858,003
United Airlines Holdings, Inc. (a)	14,207	980,993
		3,051,774
AUTO COMPONENTS — 0.0% (b)
Aptiv PLC (a)	9,917	590,062
AUTOMOBILES — 1.8%
Ford Motor Co.	168,825	1,693,314
General Motors Co.	42,998	2,022,196
Tesla, Inc. (a)	120,786	31,302,900
		35,018,410
BANKS — 3.6%
Bank of America Corp.	286,211	11,943,585
Citigroup, Inc.	81,138	5,759,987
Citizens Financial Group, Inc.	18,896	774,169
Fifth Third Bancorp	29,004	1,136,957
Huntington Bancshares, Inc.	63,050	946,380
JPMorgan Chase & Co.	120,862	29,647,449
KeyCorp	42,880	685,651
M&T Bank Corp.	7,233	1,292,899
PNC Financial Services Group, Inc.	17,168	3,017,619
Regions Financial Corp.	39,652	861,638
Truist Financial Corp.	56,880	2,340,612
U.S. Bancorp	67,460	2,848,161
Wells Fargo & Co.	142,161	10,205,738
		71,460,845
BEVERAGES — 1.3%
Brown-Forman Corp. Class B	7,732	262,424
Security Description	Shares	Value
Coca-Cola Co.	167,360	$11,986,323
Constellation Brands, Inc. Class A	6,766	1,241,696
Keurig Dr. Pepper, Inc.	51,667	1,768,045
Molson Coors Beverage Co. Class B	7,587	461,821
Monster Beverage Corp. (a)	30,266	1,771,167
PepsiCo, Inc.	59,347	8,898,489
		26,389,965
BIOTECHNOLOGY — 2.0%
AbbVie, Inc.	76,309	15,988,262
Amgen, Inc.	23,221	7,234,503
Biogen, Inc. (a)	6,213	850,187
Gilead Sciences, Inc.	53,981	6,048,571
Incyte Corp. (a)	6,982	422,760
Moderna, Inc. (a)	14,314	405,802
Regeneron Pharmaceuticals, Inc.	4,548	2,884,478
Vertex Pharmaceuticals, Inc. (a)	11,098	5,380,532
		39,215,095
BROADLINE RETAIL — 3.9%
Amazon.com, Inc. (a)	407,711	77,571,095
eBay, Inc.	20,769	1,406,684
		78,977,779
BUILDING PRODUCTS — 0.5%
A.O. Smith Corp.	5,169	337,846
Allegion PLC	3,755	489,877
Builders FirstSource, Inc. (a)	4,988	623,201
Carrier Global Corp.	34,904	2,212,914
Johnson Controls International PLC	28,533	2,285,779
Lennox International, Inc.	1,387	777,871
Masco Corp.	9,345	649,851
Trane Technologies PLC	9,693	3,265,765
		10,643,104
CAPITAL MARKETS — 3.3%
Ameriprise Financial, Inc.	4,157	2,012,445
Bank of New York Mellon Corp.	31,021	2,601,731
Blackrock, Inc.	6,291	5,954,306
Blackstone, Inc.	31,163	4,355,964
Cboe Global Markets, Inc.	4,531	1,025,320
Charles Schwab Corp.	73,683	5,767,905
CME Group, Inc.	15,575	4,131,892
FactSet Research Systems, Inc.	1,631	741,518
Franklin Resources, Inc.	13,825	266,131
Goldman Sachs Group, Inc.	13,490	7,369,452
Intercontinental Exchange, Inc.	24,831	4,283,348
Invesco Ltd.	19,584	297,089
KKR & Co., Inc.	29,195	3,375,234
MarketAxess Holdings, Inc.	1,624	351,352
Moody's Corp.	6,689	3,115,000
Morgan Stanley	53,486	6,240,212
MSCI, Inc.	3,363	1,901,777
Nasdaq, Inc.	18,029	1,367,680
Northern Trust Corp.	8,577	846,121
Raymond James Financial, Inc.	7,899	1,097,250

See accompanying notes to Schedule of Investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
S&P Global, Inc.	13,618	$6,919,306
State Street Corp. (c)	12,467	1,116,171
T. Rowe Price Group, Inc.	9,623	884,065
		66,021,269
CHEMICALS — 1.4%
Air Products & Chemicals, Inc.	9,630	2,840,080
Albemarle Corp.	5,124	369,031
CF Industries Holdings, Inc.	7,520	587,688
Corteva, Inc.	29,712	1,869,776
Dow, Inc.	30,446	1,063,174
DuPont de Nemours, Inc.	18,047	1,347,750
Eastman Chemical Co.	5,113	450,506
Ecolab, Inc.	10,926	2,769,960
International Flavors & Fragrances, Inc.	11,077	859,686
Linde PLC	20,611	9,597,306
LyondellBasell Industries NV Class A	11,193	787,987
Mosaic Co.	14,224	384,190
PPG Industries, Inc.	10,038	1,097,655
Sherwin-Williams Co.	10,025	3,500,630
		27,525,419
COMMERCIAL SERVICES & SUPPLIES — 0.6%
Cintas Corp.	14,819	3,045,749
Copart, Inc. (a)	37,914	2,145,553
Republic Services, Inc.	8,802	2,131,492
Rollins, Inc.	12,184	658,302
Veralto Corp.	10,666	1,039,402
Waste Management, Inc.	15,787	3,654,848
		12,675,346
COMMUNICATIONS EQUIPMENT — 0.9%
Arista Networks, Inc. (a)	44,651	3,459,560
Cisco Systems, Inc.	172,158	10,623,870
F5, Inc. (a)	2,523	671,799
Juniper Networks, Inc.	14,196	513,753
Motorola Solutions, Inc.	7,252	3,174,998
		18,443,980
CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc.	6,350	1,614,043
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	2,641	1,262,741
Vulcan Materials Co.	5,736	1,338,209
		2,600,950
CONSUMER FINANCE — 0.6%
American Express Co.	23,990	6,454,509
Capital One Financial Corp.	16,540	2,965,622
Discover Financial Services	10,809	1,845,096
Synchrony Financial	16,855	892,304
		12,157,531
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.1%
Costco Wholesale Corp.	19,157	18,118,307
Dollar General Corp.	9,605	844,568
Security Description	Shares	Value
Dollar Tree, Inc. (a)	8,760	$657,613
Kroger Co.	28,850	1,952,857
Sysco Corp.	21,145	1,586,721
Target Corp.	19,804	2,066,745
Walgreens Boots Alliance, Inc.	30,718	343,120
Walmart, Inc.	187,515	16,461,942
		42,031,873
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	62,984	610,945
Avery Dennison Corp.	3,481	619,514
Ball Corp.	12,899	671,651
International Paper Co.	22,649	1,208,324
Packaging Corp. of America	3,869	766,139
Smurfit WestRock PLC	21,441	966,131
		4,842,704
DISTRIBUTORS — 0.1%
Genuine Parts Co.	6,099	726,635
LKQ Corp.	11,438	486,573
Pool Corp.	1,669	531,326
		1,744,534
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
AT&T, Inc.	310,332	8,776,189
Verizon Communications, Inc.	182,064	8,258,423
		17,034,612
ELECTRIC UTILITIES — 1.7%
Alliant Energy Corp.	11,112	715,057
American Electric Power Co., Inc.	23,037	2,517,253
Constellation Energy Corp.	13,519	2,725,836
Duke Energy Corp.	33,549	4,091,972
Edison International	16,594	977,718
Entergy Corp.	18,681	1,597,039
Evergy, Inc.	9,850	679,158
Eversource Energy	15,849	984,381
Exelon Corp.	43,382	1,999,043
FirstEnergy Corp.	22,456	907,672
NextEra Energy, Inc.	88,935	6,304,602
NRG Energy, Inc.	8,756	835,848
PG&E Corp.	94,885	1,630,124
Pinnacle West Capital Corp.	4,880	464,820
PPL Corp.	31,859	1,150,428
Southern Co.	47,359	4,354,660
Xcel Energy, Inc.	24,838	1,758,282
		33,693,893
ELECTRICAL EQUIPMENT — 0.8%
AMETEK, Inc.	10,009	1,722,949
Eaton Corp. PLC	17,121	4,654,002
Emerson Electric Co.	24,374	2,672,366
GE Vernova, Inc.	11,922	3,639,548
Generac Holdings, Inc. (a)	2,582	327,010
Hubbell, Inc.	2,343	775,322
Rockwell Automation, Inc.	4,911	1,268,904
		15,060,101

See accompanying notes to Schedule of Investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	52,149	$3,420,453
CDW Corp.	5,765	923,899
Corning, Inc.	33,406	1,529,327
Jabil, Inc.	4,736	644,427
Keysight Technologies, Inc. (a)	7,475	1,119,531
TE Connectivity PLC	12,980	1,834,334
Teledyne Technologies, Inc. (a)	2,003	996,913
Trimble, Inc. (a)	10,562	693,395
Zebra Technologies Corp. Class A (a)	2,255	637,173
		11,799,452
ENERGY EQUIPMENT & SERVICES — 0.3%
Baker Hughes Co.	42,906	1,885,719
Halliburton Co.	37,991	963,831
Schlumberger NV	60,551	2,531,032
		5,380,582
ENTERTAINMENT — 1.5%
Electronic Arts, Inc.	10,252	1,481,619
Live Nation Entertainment, Inc. (a)	6,838	892,906
Netflix, Inc. (a)	18,498	17,249,940
Take-Two Interactive Software, Inc. (a)	7,066	1,464,429
Walt Disney Co.	78,142	7,712,615
Warner Bros Discovery, Inc. (a)	95,555	1,025,305
		29,826,814
FINANCIAL SERVICES — 5.1%
Apollo Global Management, Inc.	19,362	2,651,432
Berkshire Hathaway, Inc. Class B (a)	79,231	42,196,846
Corpay, Inc. (a)	3,002	1,046,857
Fidelity National Information Services, Inc.	22,895	1,709,799
Fiserv, Inc. (a)	24,636	5,440,368
Global Payments, Inc.	10,703	1,048,038
Jack Henry & Associates, Inc.	3,152	575,555
Mastercard, Inc. Class A	35,204	19,296,016
PayPal Holdings, Inc. (a)	42,760	2,790,090
Visa, Inc. Class A	74,495	26,107,518
		102,862,519
FOOD PRODUCTS — 0.7%
Archer-Daniels-Midland Co.	20,704	993,999
Bunge Global SA	5,770	440,943
Campbell's Co.	8,694	347,064
Conagra Brands, Inc.	20,513	547,082
General Mills, Inc.	23,827	1,424,616
Hershey Co.	6,426	1,099,039
Hormel Foods Corp.	12,576	389,101
J.M. Smucker Co.	4,605	545,278
Kellanova	11,622	958,699
Kraft Heinz Co.	37,707	1,147,424
Lamb Weston Holdings, Inc.	6,133	326,889
McCormick & Co., Inc.	10,919	898,743
Security Description	Shares	Value
Mondelez International, Inc. Class A	55,910	$3,793,494
Tyson Foods, Inc. Class A	12,385	790,287
		13,702,658
GAS UTILITIES — 0.1%
Atmos Energy Corp.	6,650	1,027,957
GROUND TRANSPORTATION — 1.0%
CSX Corp.	83,394	2,454,285
JB Hunt Transport Services, Inc.	3,432	507,764
Norfolk Southern Corp.	9,795	2,319,946
Old Dominion Freight Line, Inc.	8,129	1,344,943
Uber Technologies, Inc. (a)	90,297	6,579,040
Union Pacific Corp.	26,121	6,170,825
		19,376,803
HEALTH CARE EQUIPMENT & SUPPLIES — 2.5%
Abbott Laboratories	75,032	9,952,995
Align Technology, Inc. (a)	3,032	481,663
Baxter International, Inc.	21,803	746,317
Becton Dickinson & Co.	12,409	2,842,405
Boston Scientific Corp. (a)	63,795	6,435,640
Cooper Cos., Inc. (a)	8,624	727,434
Dexcom, Inc. (a)	16,958	1,158,062
Edwards Lifesciences Corp. (a)	25,554	1,852,154
GE HealthCare Technologies, Inc.	19,857	1,602,658
Hologic, Inc. (a)	9,697	598,984
IDEXX Laboratories, Inc. (a)	3,507	1,472,765
Insulet Corp. (a)	3,020	793,082
Intuitive Surgical, Inc. (a)	15,419	7,636,568
Medtronic PLC	55,429	4,980,850
ResMed, Inc.	6,328	1,416,523
Solventum Corp. (a)	5,998	456,088
STERIS PLC	4,247	962,583
Stryker Corp.	14,839	5,523,818
Zimmer Biomet Holdings, Inc.	8,613	974,819
		50,615,408
HEALTH CARE PROVIDERS & SERVICES — 2.4%
Cardinal Health, Inc.	10,460	1,441,074
Cencora, Inc.	7,461	2,074,830
Centene Corp. (a)	21,434	1,301,258
Cigna Group	11,836	3,894,044
CVS Health Corp.	54,413	3,686,481
DaVita, Inc. (a)	1,951	298,444
Elevance Health, Inc.	10,024	4,360,039
HCA Healthcare, Inc.	7,731	2,671,447
Henry Schein, Inc. (a)	5,403	370,052
Humana, Inc.	5,212	1,379,095
Labcorp Holdings, Inc.	3,601	838,097
McKesson Corp.	5,416	3,644,914
Molina Healthcare, Inc. (a)	2,397	789,548
Quest Diagnostics, Inc.	4,870	824,004
UnitedHealth Group, Inc.	39,791	20,840,536
Universal Health Services, Inc. Class B	2,549	478,957
		48,892,820

See accompanying notes to Schedule of Investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
HEALTH CARE REITs — 0.3%
Alexandria Real Estate Equities, Inc. REIT	6,657	$615,839
Healthpeak Properties, Inc. REIT	30,860	623,989
Ventas, Inc. REIT	18,136	1,247,031
Welltower, Inc. REIT	26,336	4,034,939
		6,521,798
HOTEL & RESORT REITs — 0.0% (b)
Host Hotels & Resorts, Inc. REIT	30,230	429,568
HOTELS, RESTAURANTS & LEISURE — 2.0%
Airbnb, Inc. Class A (a)	18,727	2,237,127
Booking Holdings, Inc.	1,431	6,592,488
Caesars Entertainment, Inc. (a)	9,050	226,250
Carnival Corp. (a)	44,931	877,502
Chipotle Mexican Grill, Inc. (a)	58,584	2,941,503
Darden Restaurants, Inc.	5,068	1,052,928
Domino's Pizza, Inc.	1,493	685,959
Expedia Group, Inc.	5,325	895,132
Hilton Worldwide Holdings, Inc.	10,401	2,366,748
Las Vegas Sands Corp.	15,041	581,034
Marriott International, Inc. Class A	9,890	2,355,798
McDonald's Corp.	30,983	9,678,160
MGM Resorts International (a)	10,031	297,319
Norwegian Cruise Line Holdings Ltd. (a)	18,592	352,504
Royal Caribbean Cruises Ltd.	10,697	2,197,592
Starbucks Corp.	49,035	4,809,843
Wynn Resorts Ltd.	3,870	323,145
Yum! Brands, Inc.	12,059	1,897,604
		40,368,636
HOUSEHOLD DURABLES — 0.3%
DR Horton, Inc.	12,259	1,558,487
Garmin Ltd.	6,679	1,450,211
Lennar Corp. Class A	10,093	1,158,474
Mohawk Industries, Inc. (a)	2,345	267,752
NVR, Inc. (a)	131	949,015
PulteGroup, Inc.	8,752	899,706
		6,283,645
HOUSEHOLD PRODUCTS — 1.2%
Church & Dwight Co., Inc.	10,562	1,162,771
Clorox Co.	5,408	796,328
Colgate-Palmolive Co.	35,080	3,286,996
Kimberly-Clark Corp.	14,337	2,039,008
Procter & Gamble Co.	101,357	17,273,260
		24,558,363
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	28,752	357,065
Vistra Corp.	14,711	1,727,660
		2,084,725
INDUSTRIAL CONGLOMERATES — 0.5%
3M Co.	23,545	3,457,819
Security Description	Shares	Value
Honeywell International, Inc.	28,111	$5,952,504
		9,410,323
INDUSTRIAL REITs — 0.2%
Prologis, Inc. REIT	40,074	4,479,872
INSURANCE — 2.5%
Aflac, Inc.	21,394	2,378,799
Allstate Corp.	11,486	2,378,406
American International Group, Inc.	25,642	2,229,316
Aon PLC Class A	9,338	3,726,702
Arch Capital Group Ltd.	16,150	1,553,307
Arthur J Gallagher & Co.	10,804	3,729,973
Assurant, Inc.	2,236	469,001
Brown & Brown, Inc.	10,261	1,276,468
Chubb Ltd.	16,109	4,864,757
Cincinnati Financial Corp.	6,774	1,000,655
Erie Indemnity Co. Class A	1,088	455,926
Everest Group Ltd.	1,837	667,437
Globe Life, Inc.	3,615	476,168
Hartford Insurance Group, Inc.	12,429	1,537,840
Loews Corp.	7,638	702,009
Marsh & McLennan Cos., Inc.	21,227	5,180,025
MetLife, Inc.	25,147	2,019,053
Principal Financial Group, Inc.	9,192	775,529
Progressive Corp.	25,339	7,171,190
Prudential Financial, Inc.	15,299	1,708,592
Travelers Cos., Inc.	9,799	2,591,444
W.R. Berkley Corp.	13,022	926,646
Willis Towers Watson PLC	4,314	1,457,916
		49,277,159
INTERACTIVE MEDIA & SERVICES — 6.3%
Alphabet, Inc. Class A	252,136	38,990,311
Alphabet, Inc. Class C	204,344	31,924,663
Match Group, Inc.	11,193	349,222
Meta Platforms, Inc. Class A	94,661	54,558,814
		125,823,010
IT SERVICES — 1.2%
Accenture PLC Class A	27,041	8,437,874
Akamai Technologies, Inc. (a)	6,482	521,801
Cognizant Technology Solutions Corp. Class A	21,528	1,646,892
EPAM Systems, Inc. (a)	2,450	413,658
Gartner, Inc. (a)	3,331	1,398,154
GoDaddy, Inc. Class A (a)	6,078	1,094,891
International Business Machines Corp.	39,929	9,928,745
VeriSign, Inc. (a)	3,560	903,777
		24,345,792
LEISURE PRODUCTS — 0.0% (b)
Hasbro, Inc.	5,568	342,376
LIFE SCIENCES TOOLS & SERVICES — 1.0%
Agilent Technologies, Inc.	12,332	1,442,597
Bio-Techne Corp.	6,687	392,059

See accompanying notes to Schedule of Investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Charles River Laboratories International, Inc. (a)	2,208	$332,348
Danaher Corp.	27,665	5,671,325
IQVIA Holdings, Inc. (a)	7,231	1,274,825
Mettler-Toledo International, Inc. (a)	902	1,065,181
Revvity, Inc.	5,278	558,413
Thermo Fisher Scientific, Inc.	16,516	8,218,362
Waters Corp. (a)	2,565	945,382
West Pharmaceutical Services, Inc.	3,173	710,371
		20,610,863
MACHINERY — 1.7%
Caterpillar, Inc.	20,660	6,813,668
Cummins, Inc.	5,932	1,859,326
Deere & Co.	10,946	5,137,505
Dover Corp.	5,948	1,044,945
Fortive Corp.	14,750	1,079,405
IDEX Corp.	3,227	583,990
Illinois Tool Works, Inc.	11,545	2,863,275
Ingersoll Rand, Inc.	17,517	1,401,886
Nordson Corp.	2,386	481,304
Otis Worldwide Corp.	17,139	1,768,745
PACCAR, Inc.	22,665	2,206,891
Parker-Hannifin Corp.	5,586	3,395,450
Pentair PLC	7,159	626,269
Snap-on, Inc.	2,287	770,742
Stanley Black & Decker, Inc.	6,538	502,641
Westinghouse Air Brake Technologies Corp.	7,430	1,347,431
Xylem, Inc.	10,371	1,238,920
		33,122,393
MEDIA — 0.5%
Charter Communications, Inc. Class A (a)	4,172	1,537,507
Comcast Corp. Class A	163,025	6,015,622
Fox Corp. Class A	9,416	532,946
Fox Corp. Class B	5,731	302,081
Interpublic Group of Cos., Inc.	16,108	437,493
News Corp. Class A	16,748	455,881
News Corp. Class B	5,213	158,319
Omnicom Group, Inc.	8,445	700,175
Paramount Global Class B	25,737	307,814
		10,447,838
METALS & MINING — 0.3%
Freeport-McMoRan, Inc.	62,117	2,351,750
Newmont Corp.	49,244	2,377,500
Nucor Corp.	10,150	1,221,451
Steel Dynamics, Inc.	6,185	773,620
		6,724,321
MULTI-UTILITIES — 0.7%
Ameren Corp.	11,706	1,175,282
CenterPoint Energy, Inc.	28,187	1,021,215
CMS Energy Corp.	12,925	970,797
Security Description	Shares	Value
Consolidated Edison, Inc.	14,970	$1,655,532
Dominion Energy, Inc.	36,173	2,028,220
DTE Energy Co.	8,959	1,238,761
NiSource, Inc.	20,207	810,099
Public Service Enterprise Group, Inc.	21,535	1,772,330
Sempra	27,219	1,942,348
WEC Energy Group, Inc.	13,512	1,472,538
		14,087,122
OFFICE REITs — 0.0% (b)
BXP, Inc. REIT	6,006	403,543
OIL, GAS & CONSUMABLE FUELS — 0.9%
Kinder Morgan, Inc.	83,612	2,385,450
Marathon Petroleum Corp.	13,659	1,989,980
ONEOK, Inc.	26,830	2,662,073
Phillips 66 Co.	17,854	2,204,612
Targa Resources Corp.	9,415	1,887,425
Texas Pacific Land Corp.	815	1,079,867
Valero Energy Corp.	13,679	1,806,585
Williams Cos., Inc.	52,650	3,146,364
		17,162,356
PERSONAL CARE PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	10,295	679,470
Kenvue, Inc.	83,411	2,000,196
		2,679,666
PHARMACEUTICALS — 3.5%
Bristol-Myers Squibb Co.	87,892	5,360,533
Eli Lilly & Co.	34,065	28,134,624
Johnson & Johnson	104,149	17,272,070
Merck & Co., Inc.	109,402	9,819,924
Pfizer, Inc.	245,121	6,211,366
Viatris, Inc.	51,850	451,613
Zoetis, Inc.	19,358	3,187,295
		70,437,425
PROFESSIONAL SERVICES — 0.7%
Automatic Data Processing, Inc.	17,588	5,373,661
Broadridge Financial Solutions, Inc.	5,011	1,214,967
Dayforce, Inc. (a)	6,687	390,053
Equifax, Inc.	5,403	1,315,955
Jacobs Solutions, Inc.	5,295	640,112
Leidos Holdings, Inc.	5,669	764,975
Paychex, Inc.	13,849	2,136,624
Paycom Software, Inc.	2,074	453,127
Verisk Analytics, Inc.	6,143	1,828,280
		14,117,754
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	12,775	1,670,715
CoStar Group, Inc. (a)	18,236	1,444,838
		3,115,553

See accompanying notes to Schedule of Investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
RESIDENTIAL REITs — 0.3%
AvalonBay Communities, Inc. REIT	6,154	$1,320,772
Camden Property Trust REIT	4,551	556,587
Equity Residential REIT	14,773	1,057,451
Essex Property Trust, Inc. REIT	2,819	864,221
Invitation Homes, Inc. REIT	24,999	871,215
Mid-America Apartment Communities, Inc. REIT	5,010	839,576
UDR, Inc. REIT	13,066	590,191
		6,100,013
RETAIL REITs — 0.3%
Federal Realty Investment Trust REIT	3,140	307,155
Kimco Realty Corp. REIT	28,982	615,578
Realty Income Corp. REIT	38,036	2,206,468
Regency Centers Corp. REIT	6,863	506,215
Simon Property Group, Inc. REIT	13,275	2,204,712
		5,840,128
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 10.1%
Advanced Micro Devices, Inc. (a)	70,161	7,208,341
Analog Devices, Inc.	21,482	4,332,275
Applied Materials, Inc.	35,128	5,097,775
Broadcom, Inc.	202,617	33,924,164
Enphase Energy, Inc. (a)	5,843	362,558
First Solar, Inc. (a)	4,616	583,601
Intel Corp.	186,554	4,236,641
KLA Corp.	5,744	3,904,771
Lam Research Corp.	55,488	4,033,978
Microchip Technology, Inc.	23,227	1,124,419
Micron Technology, Inc.	47,955	4,166,810
Monolithic Power Systems, Inc.	2,070	1,200,559
NVIDIA Corp.	1,058,596	114,730,634
NXP Semiconductors NV	11,009	2,092,371
ON Semiconductor Corp. (a)	18,213	741,087
QUALCOMM, Inc.	47,807	7,343,633
Skyworks Solutions, Inc.	6,917	447,046
Teradyne, Inc.	7,046	582,000
Texas Instruments, Inc.	39,350	7,071,195
		203,183,858
SOFTWARE — 10.0%
Adobe, Inc. (a)	18,816	7,216,501
ANSYS, Inc. (a)	3,806	1,204,827
Autodesk, Inc. (a)	9,316	2,438,929
Cadence Design Systems, Inc. (a)	11,840	3,011,267
Crowdstrike Holdings, Inc. Class A (a)	10,649	3,754,624
Fair Isaac Corp. (a)	1,054	1,943,745
Fortinet, Inc. (a)	27,517	2,648,786
Gen Digital, Inc.	23,474	623,000
Intuit, Inc.	12,122	7,442,787
Microsoft Corp.	321,337	120,626,696
Oracle Corp.	70,124	9,804,036
Security Description	Shares	Value
Palantir Technologies, Inc. Class A (a)	88,633	$7,480,625
Palo Alto Networks, Inc. (a)	28,256	4,821,604
PTC, Inc. (a)	5,259	814,882
Roper Technologies, Inc.	4,614	2,720,322
Salesforce, Inc.	41,379	11,104,469
ServiceNow, Inc. (a)	8,905	7,089,627
Synopsys, Inc. (a)	6,660	2,856,141
Tyler Technologies, Inc. (a)	1,849	1,074,990
Workday, Inc. Class A (a)	9,271	2,165,057
		200,842,915
SPECIALIZED REITs — 1.0%
American Tower Corp. REIT	20,198	4,395,085
Crown Castle, Inc. REIT	18,853	1,965,048
Digital Realty Trust, Inc. REIT	13,485	1,932,266
Equinix, Inc. REIT	4,174	3,403,271
Extra Space Storage, Inc. REIT	9,131	1,355,862
Iron Mountain, Inc. REIT	12,560	1,080,662
Public Storage REIT	6,828	2,043,552
SBA Communications Corp. REIT	4,649	1,022,827
VICI Properties, Inc. REIT	45,068	1,470,118
Weyerhaeuser Co. REIT	31,440	920,563
		19,589,254
SPECIALTY RETAIL — 1.9%
AutoZone, Inc. (a)	725	2,764,265
Best Buy Co., Inc.	8,377	616,631
CarMax, Inc. (a)	6,715	523,233
Home Depot, Inc.	42,939	15,736,714
Lowe's Cos., Inc.	24,406	5,692,211
O'Reilly Automotive, Inc. (a)	2,483	3,557,096
Ross Stores, Inc.	14,354	1,834,298
TJX Cos., Inc.	48,592	5,918,506
Tractor Supply Co.	23,280	1,282,728
Ulta Beauty, Inc. (a)	2,011	737,112
		38,662,794
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.5%
Apple, Inc.	649,334	144,236,561
Dell Technologies, Inc. Class C	13,277	1,210,198
Hewlett Packard Enterprise Co.	56,025	864,466
HP, Inc.	40,533	1,122,359
NetApp, Inc.	8,854	777,735
Seagate Technology Holdings PLC	9,148	777,123
Super Micro Computer, Inc. (a) (d)	21,775	745,576
Western Digital Corp. (a)	14,951	604,469
		150,338,487
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Deckers Outdoor Corp. (a)	6,589	736,716
Lululemon Athletica, Inc. (a)	4,872	1,379,069
NIKE, Inc. Class B	51,061	3,241,352
Ralph Lauren Corp.	1,695	374,154
Tapestry, Inc.	8,946	629,888
		6,361,179

See accompanying notes to Schedule of Investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
TOBACCO — 0.8%
Altria Group, Inc.	73,259	$4,397,005
Philip Morris International, Inc.	67,239	10,672,847
		15,069,852
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	24,826	1,925,256
United Rentals, Inc.	2,823	1,769,174
WW Grainger, Inc.	1,915	1,891,695
		5,586,125
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	8,394	1,238,283
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
T-Mobile U.S., Inc.	20,727	5,528,098
TOTAL COMMON STOCKS (Cost $1,551,804,174)		1,998,886,270
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (e) (f) (Cost $2,447,409)	2,447,409	2,447,409
TOTAL INVESTMENTS — 100.0% (Cost $1,554,251,583)		2,001,333,679
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (b)		959,848
NET ASSETS — 100.0%		$2,002,293,527

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	All or a portion of the shares of the security are on loan at March 31, 2025.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2025.
REIT	Real Estate Investment Trust

At March 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	10	06/20/2025	$2,832,920	$2,826,625	$(6,295)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,998,886,270	$—	$—	$1,998,886,270
Short-Term Investment	2,447,409	—	—	2,447,409
TOTAL INVESTMENTS	$2,001,333,679	$—	$—	$2,001,333,679
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(6,295)	$—	$—	$(6,295)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(6,295)	$—	$—	$(6,295)
See accompanying notes to Schedule of Investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Corp.	12,042	$891,108	$158,398	$122,437	$9,537	$179,565	12,467	$1,116,171	$26,819
State Street Institutional Liquid Reserves Fund, Premier Class	2,895,086	2,895,954	4,089,128	6,985,083	319	(318)	—	—	42,113
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	23,101,213	20,653,804	—	—	2,447,409	2,447,409	79,999
State Street Navigator Securities Lending Portfolio II	277,755	277,755	15,697,225	15,974,980	—	—	—	—	1,094
Total		$4,064,817	$43,045,964	$43,736,304	$9,856	$179,247		$3,563,580	$150,025
See accompanying notes to Schedule of Investments.

SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.3%
Triumph Group, Inc. (a)	660	$16,724
AIR FREIGHT & LOGISTICS — 0.4%
Forward Air Corp. (a)	170	3,416
Hub Group, Inc. Class A	525	19,514
		22,930
AIRLINES — 0.3%
Allegiant Travel Co.	120	6,198
JetBlue Airways Corp. (a)	2,633	12,691
		18,889
AUTO COMPONENTS — 1.2%
American Axle & Manufacturing Holdings, Inc. (a)	955	3,887
Dana, Inc.	1,118	14,903
Dorman Products, Inc. (a)	234	28,206
Gentherm, Inc. (a)	259	6,925
LCI Industries	216	18,885
Standard Motor Products, Inc.	174	4,338
		77,144
AUTOMOBILES — 0.1%
Winnebago Industries, Inc.	238	8,201
BANKS — 11.4%
Ameris Bancorp	558	32,124
Atlantic Union Bankshares Corp.	1,115	34,721
Banc of California, Inc.	1,159	16,446
BancFirst Corp.	172	18,898
Bancorp, Inc. (a)	412	21,770
Bank of Hawaii Corp.	343	23,657
BankUnited, Inc.	646	22,248
Banner Corp.	298	19,003
Berkshire Hills Bancorp, Inc.	397	10,358
Cathay General Bancorp	614	26,420
Central Pacific Financial Corp.	234	6,327
City Holding Co.	124	14,566
Community Financial System, Inc.	454	25,814
Customers Bancorp, Inc. (a)	243	12,199
Dime Community Bancshares, Inc.	337	9,396
Eagle Bancorp, Inc.	260	5,460
FB Financial Corp.	299	13,862
First BanCorp	1,405	26,934
First Commonwealth Financial Corp.	880	13,675
First Financial Bancorp	825	20,608
First Hawaiian, Inc.	1,079	26,371
Fulton Financial Corp.	1,570	28,401
Hanmi Financial Corp.	262	5,937
Heritage Financial Corp.	277	6,739
Hilltop Holdings, Inc.	400	12,180
Hope Bancorp, Inc.	1,021	10,690
Independent Bank Corp.	367	22,992
Lakeland Financial Corp.	215	12,780
National Bank Holdings Corp. Class A	319	12,208
OFG Bancorp	398	15,928
Security Description	Shares	Value
Pacific Premier Bancorp, Inc.	834	$17,781
Pathward Financial, Inc.	207	15,101
Preferred Bank	106	8,868
Provident Financial Services, Inc.	1,129	19,385
Renasant Corp.	788	26,737
S&T Bancorp, Inc.	332	12,301
Seacoast Banking Corp. of Florida	720	18,526
Simmons First National Corp. Class A	1,085	22,275
Southside Bancshares, Inc.	246	7,124
Tompkins Financial Corp.	107	6,739
Triumph Financial, Inc. (a)	186	10,751
TrustCo Bank Corp.	167	5,090
United Community Banks, Inc.	1,029	28,946
		728,336
BEVERAGES — 0.0% (b)
MGP Ingredients, Inc.	117	3,437
BIOTECHNOLOGY — 2.0%
Alkermes PLC (a)	1,399	46,195
Arcus Biosciences, Inc. (a)	566	4,443
Catalyst Pharmaceuticals, Inc. (a)	968	23,474
Dynavax Technologies Corp. (a)	1,060	13,748
Myriad Genetics, Inc. (a)	762	6,759
Vericel Corp. (a)	427	19,053
Vir Biotechnology, Inc. (a)	783	5,074
Xencor, Inc. (a)	581	6,182
		124,928
BROADLINE RETAIL — 0.1%
Kohl's Corp.	933	7,632
BUILDING PRODUCTS — 2.7%
American Woodmark Corp. (a)	130	7,648
Apogee Enterprises, Inc.	187	8,664
Armstrong World Industries, Inc.	371	52,267
AZZ, Inc.	258	21,571
Gibraltar Industries, Inc. (a)	256	15,017
Griffon Corp.	341	24,382
Hayward Holdings, Inc. (a)	1,194	16,620
Quanex Building Products Corp.	388	7,213
Resideo Technologies, Inc. (a)	1,269	22,461
		175,843
CAPITAL MARKETS — 2.2%
Artisan Partners Asset Management, Inc. Class A	595	23,264
Donnelley Financial Solutions, Inc. (a)	221	9,660
Piper Sandler Cos.	137	33,929
PJT Partners, Inc. Class A	204	28,128
StoneX Group, Inc. (a)	369	28,184
Virtus Investment Partners, Inc.	55	9,480
WisdomTree, Inc.	975	8,697
		141,342
CHEMICALS — 2.9%
AdvanSix, Inc.	232	5,255
Balchem Corp.	276	45,816
HB Fuller Co.	472	26,489

See accompanying notes to Schedule of Investments.

SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Ingevity Corp. (a)	315	$12,471
Innospec, Inc.	216	20,466
Koppers Holdings, Inc.	172	4,816
Minerals Technologies, Inc.	276	17,545
Quaker Chemical Corp.	119	14,709
Sensient Technologies Corp.	365	27,167
Stepan Co.	184	10,127
		184,861
COMMERCIAL SERVICES & SUPPLIES — 2.4%
ABM Industries, Inc.	537	25,432
Brady Corp. Class A	382	26,984
Enviri Corp. (a)	703	4,675
GEO Group, Inc. (a)	1,173	34,263
HNI Corp.	405	17,962
Interface, Inc.	482	9,563
Matthews International Corp. Class A	251	5,582
MillerKnoll, Inc.	576	11,025
Pitney Bowes, Inc.	1,339	12,118
Pursuit Attractions & Hospitality, Inc. (a)	182	6,441
		154,045
COMMUNICATIONS EQUIPMENT — 0.9%
Extreme Networks, Inc. (a)	1,149	15,201
Harmonic, Inc. (a)	1,019	9,772
NetScout Systems, Inc. (a)	611	12,837
Viavi Solutions, Inc. (a)	1,919	21,474
		59,284
CONSTRUCTION & ENGINEERING — 1.8%
Arcosa, Inc.	420	32,390
Dycom Industries, Inc. (a)	251	38,237
Granite Construction, Inc.	375	28,275
MYR Group, Inc. (a)	140	15,833
		114,735
CONSUMER FINANCE — 0.9%
Bread Financial Holdings, Inc.	416	20,833
Encore Capital Group, Inc. (a)	194	6,650
Navient Corp.	650	8,210
PRA Group, Inc. (a)	323	6,660
PROG Holdings, Inc.	347	9,230
World Acceptance Corp. (a)	27	3,417
		55,000
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.8%
Andersons, Inc.	268	11,505
PriceSmart, Inc.	210	18,449
SpartanNash Co.	276	5,592
United Natural Foods, Inc. (a)	511	13,996
		49,542
CONTAINERS & PACKAGING — 0.8%
O-I Glass, Inc. (a)	1,311	15,037
Sealed Air Corp.	1,255	36,270
		51,307
DIVERSIFIED CONSUMER SERVICES — 1.9%
Adtalem Global Education, Inc. (a)	321	32,305
Security Description	Shares	Value
Frontdoor, Inc. (a)	655	$25,165
Strategic Education, Inc.	205	17,212
Stride, Inc. (a)	368	46,552
		121,234
DIVERSIFIED REITs — 0.3%
Alexander & Baldwin, Inc. REIT	623	10,734
American Assets Trust, Inc. REIT	403	8,117
		18,851
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
Lumen Technologies, Inc. (a)	8,736	34,245
Shenandoah Telecommunications Co.	365	4,588
		38,833
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.6%
Advanced Energy Industries, Inc.	325	30,976
Arlo Technologies, Inc. (a)	850	8,389
Badger Meter, Inc.	253	48,133
Benchmark Electronics, Inc.	305	11,599
Insight Enterprises, Inc. (a)	235	35,248
Itron, Inc. (a)	388	40,647
Knowles Corp. (a)	750	11,400
Plexus Corp. (a)	231	29,598
Rogers Corp. (a)	141	9,522
ScanSource, Inc. (a)	186	6,326
		231,838
ENERGY EQUIPMENT & SERVICES — 1.8%
Archrock, Inc.	1,508	39,570
Bristow Group, Inc. (a)	201	6,348
Core Laboratories, Inc.	385	5,771
Helix Energy Solutions Group, Inc. (a)	1,220	10,138
Helmerich & Payne, Inc.	859	22,437
Innovex International, Inc. (a)	341	6,124
Patterson-UTI Energy, Inc.	2,991	24,586
		114,974
FINANCIAL SERVICES — 4.2%
EVERTEC, Inc.	537	19,746
HA Sustainable Infrastructure Capital, Inc.	1,026	30,000
Jackson Financial, Inc. Class A	635	53,200
Mr. Cooper Group, Inc. (a)	542	64,823
NMI Holdings, Inc. (a)	666	24,009
Payoneer Global, Inc. (a)	2,175	15,899
Radian Group, Inc.	1,233	40,776
Walker & Dunlop, Inc.	271	23,133
		271,586
FOOD PRODUCTS — 1.4%
B&G Foods, Inc.	697	4,788
Cal-Maine Foods, Inc.	351	31,906
Fresh Del Monte Produce, Inc.	288	8,879
John B Sanfilippo & Son, Inc.	77	5,456
Simply Good Foods Co. (a)	793	27,351
TreeHouse Foods, Inc. (a)	386	10,457
		88,837

See accompanying notes to Schedule of Investments.

SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
GAS UTILITIES — 0.2%
Northwest Natural Holding Co.	342	$14,610
GROUND TRANSPORTATION — 0.2%
ArcBest Corp.	195	13,763
HEALTH CARE EQUIPMENT & SUPPLIES — 3.8%
Artivion, Inc. (a)	320	7,866
Avanos Medical, Inc. (a)	400	5,732
CONMED Corp.	268	16,184
Embecta Corp.	481	6,133
Glaukos Corp. (a)	474	46,651
ICU Medical, Inc. (a)	211	29,299
Integer Holdings Corp. (a)	289	34,105
Merit Medical Systems, Inc. (a)	501	52,961
Omnicell, Inc. (a)	387	13,530
STAAR Surgical Co. (a)	415	7,316
Tandem Diabetes Care, Inc. (a)	548	10,500
UFP Technologies, Inc. (a)	61	12,304
		242,581
HEALTH CARE PROVIDERS & SERVICES — 1.5%
Addus HomeCare Corp. (a)	150	14,834
AMN Healthcare Services, Inc. (a)	320	7,827
OmniAb, Inc. (a) (c)	52	—
Owens & Minor, Inc. (a)	604	5,454
Patterson Cos., Inc.	664	20,743
Pediatrix Medical Group, Inc. (a)	708	10,259
Premier, Inc. Class A	765	14,749
Select Medical Holdings Corp.	877	14,646
U.S. Physical Therapy, Inc.	132	9,552
		98,064
HEALTH CARE REITs — 0.9%
CareTrust REIT, Inc.	1,615	46,157
LTC Properties, Inc. REIT	393	13,932
		60,089
HEALTH CARE TECHNOLOGY — 0.3%
Certara, Inc. (a)	931	9,217
Schrodinger, Inc. (a)	476	9,396
		18,613
HOTEL & RESORT REITs — 1.3%
Apple Hospitality REIT, Inc.	1,925	24,852
DiamondRock Hospitality Co. REIT	1,764	13,618
Pebblebrook Hotel Trust REIT	1,042	10,555
Summit Hotel Properties, Inc. REIT	943	5,102
Sunstone Hotel Investors, Inc. REIT	1,695	15,950
Xenia Hotels & Resorts, Inc. REIT	870	10,231
		80,308
HOTELS, RESTAURANTS & LEISURE — 2.6%
BJ's Restaurants, Inc. (a)	190	6,509
Brinker International, Inc. (a)	378	56,341
Cheesecake Factory, Inc.	406	19,756
Cracker Barrel Old Country Store, Inc.	189	7,337
Jack in the Box, Inc.	156	4,242
Papa John's International, Inc.	279	11,461
Security Description	Shares	Value
Shake Shack, Inc. Class A (a)	345	$30,419
Six Flags Entertainment Corp.	804	28,679
		164,744
HOUSEHOLD DURABLES — 3.6%
Cavco Industries, Inc. (a)	69	35,855
Century Communities, Inc.	229	15,366
Installed Building Products, Inc.	200	34,292
La-Z-Boy, Inc.	354	13,838
M/I Homes, Inc. (a)	235	26,832
Meritage Homes Corp.	615	43,591
Newell Brands, Inc.	3,592	22,270
Sonos, Inc. (a)	1,009	10,766
Tri Pointe Homes, Inc. (a)	794	25,345
		228,155
HOUSEHOLD PRODUCTS — 1.0%
Central Garden & Pet Co. (a)	76	2,786
Central Garden & Pet Co. Class A (a)	437	14,303
Energizer Holdings, Inc.	569	17,025
WD-40 Co.	115	28,060
		62,174
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.5%
Clearway Energy, Inc. Class A	294	8,367
Clearway Energy, Inc. Class C	716	21,674
		30,041
INDUSTRIAL REITs — 0.3%
LXP Industrial Trust REIT	2,554	22,092
INSURANCE — 3.7%
AMERISAFE, Inc.	163	8,566
Assured Guaranty Ltd.	412	36,297
Employers Holdings, Inc.	215	10,888
Genworth Financial, Inc. (a)	3,685	26,127
Horace Mann Educators Corp.	348	14,870
Lincoln National Corp.	1,465	52,608
Palomar Holdings, Inc. (a)	225	30,843
ProAssurance Corp. (a)	443	10,344
Safety Insurance Group, Inc.	129	10,175
Stewart Information Services Corp.	233	16,624
Trupanion, Inc. (a)	291	10,846
United Fire Group, Inc.	187	5,509
		233,697
INTERACTIVE MEDIA & SERVICES — 1.1%
Cargurus, Inc. (a)	746	21,731
Cars.com, Inc. (a)	508	5,725
QuinStreet, Inc. (a)	481	8,581
TripAdvisor, Inc. (a)	924	13,093
Yelp, Inc. (a)	569	21,070
		70,200
IT SERVICES — 0.4%
DXC Technology Co. (a)	1,534	26,155
MACHINERY — 5.3%
Alamo Group, Inc.	90	16,039

See accompanying notes to Schedule of Investments.

SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Enerpac Tool Group Corp.	470	$21,084
Enpro, Inc.	181	29,284
Federal Signal Corp.	526	38,687
Franklin Electric Co., Inc.	333	31,262
Greenbrier Cos., Inc.	272	13,932
Hillenbrand, Inc.	610	14,726
JBT Marel Corp.	397	48,514
Kennametal, Inc.	671	14,292
Lindsay Corp.	91	11,513
SPX Technologies, Inc. (a)	395	50,868
Tennant Co.	164	13,079
Trinity Industries, Inc.	710	19,923
Worthington Enterprises, Inc.	270	13,524
		336,727
MARINE — 0.6%
Matson, Inc.	286	36,657
MEDIA — 0.3%
John Wiley & Sons, Inc. Class A	353	15,730
Thryv Holdings, Inc. (a)	334	4,278
		20,008
METALS & MINING — 0.4%
Century Aluminum Co. (a)	443	8,222
Kaiser Aluminum Corp.	139	8,426
Metallus, Inc. (a)	323	4,315
SunCoke Energy, Inc.	718	6,606
		27,569
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 1.1%
Blackstone Mortgage Trust, Inc. Class A REIT	1,479	29,580
Franklin BSP Realty Trust, Inc. REIT	700	8,918
PennyMac Mortgage Investment Trust REIT	756	11,075
Redwood Trust, Inc. REIT	1,095	6,647
Two Harbors Investment Corp. REIT	889	11,877
		68,097
MULTI-UTILITIES — 0.1%
Unitil Corp.	138	7,961
OFFICE REITs — 1.8%
Brandywine Realty Trust REIT	1,482	6,610
Douglas Emmett, Inc. REIT	1,446	23,136
Easterly Government Properties, Inc. REIT	853	9,042
Highwoods Properties, Inc. REIT	929	27,535
JBG SMITH Properties REIT	718	11,567
SL Green Realty Corp. REIT	597	34,447
		112,337
OIL, GAS & CONSUMABLE FUELS — 2.4%
California Resources Corp.	607	26,690
Comstock Resources, Inc. (a)	766	15,580
Dorian LPG Ltd.	319	7,126
Magnolia Oil & Gas Corp. Class A	1,645	41,553
Par Pacific Holdings, Inc. (a)	468	6,674
Security Description	Shares	Value
SM Energy Co.	986	$29,531
Talos Energy, Inc. (a)	1,049	10,196
Vital Energy, Inc. (a)	226	4,796
World Kinect Corp.	495	14,038
		156,184
PAPER & FOREST PRODUCTS — 0.3%
Sylvamo Corp.	295	19,786
PERSONAL CARE PRODUCTS — 0.2%
Edgewell Personal Care Co.	407	12,703
USANA Health Sciences, Inc. (a)	88	2,373
		15,076
PHARMACEUTICALS — 2.0%
Amphastar Pharmaceuticals, Inc. (a)	319	9,248
Collegium Pharmaceutical, Inc. (a)	268	8,000
Harmony Biosciences Holdings, Inc. (a)	332	11,019
Ligand Pharmaceuticals, Inc. (a)	159	16,717
Organon & Co.	2,219	33,041
Pacira BioSciences, Inc. (a)	391	9,717
Phibro Animal Health Corp. Class A	162	3,460
Prestige Consumer Healthcare, Inc. (a)	427	36,709
		127,911
PROFESSIONAL SERVICES — 1.4%
CSG Systems International, Inc.	232	14,029
Heidrick & Struggles International, Inc.	174	7,452
Korn Ferry	445	30,184
NV5 Global, Inc. (a)	448	8,633
Verra Mobility Corp. (a)	1,421	31,987
		92,285
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Cushman & Wakefield PLC (a)	1,949	19,919
Kennedy-Wilson Holdings, Inc.	1,002	8,697
Marcus & Millichap, Inc.	197	6,787
		35,403
RESIDENTIAL REITs — 0.5%
Centerspace REIT	145	9,389
Elme Communities REIT	754	13,120
Veris Residential, Inc. REIT	693	11,725
		34,234
RETAIL REITs — 2.5%
Acadia Realty Trust REIT	1,011	21,180
Macerich Co. REIT	2,141	36,761
Phillips Edison & Co., Inc. REIT	1,078	39,336
SITE Centers Corp. REIT	395	5,072
Tanger, Inc. REIT	954	32,236
Urban Edge Properties REIT	1,085	20,615
Whitestone REIT	373	5,435
		160,635
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.3%
Axcelis Technologies, Inc. (a)	282	14,007
Cohu, Inc. (a)	388	5,708

See accompanying notes to Schedule of Investments.

SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Diodes, Inc. (a)	401	$17,311
FormFactor, Inc. (a)	669	18,926
Kulicke & Soffa Industries, Inc.	454	14,973
Penguin Solutions, Inc. (a)	465	8,077
Semtech Corp. (a)	741	25,490
SiTime Corp. (a)	165	25,224
SolarEdge Technologies, Inc. (a)	506	8,187
Veeco Instruments, Inc. (a)	504	10,120
		148,023
SOFTWARE — 4.3%
ACI Worldwide, Inc. (a)	892	48,801
Agilysys, Inc. (a)	195	14,145
BlackLine, Inc. (a)	439	21,256
Box, Inc. Class A (a)	1,238	38,205
DoubleVerify Holdings, Inc. (a)	1,215	16,245
InterDigital, Inc.	221	45,692
LiveRamp Holdings, Inc. (a)	570	14,900
NCR Voyix Corp. (a)	1,235	12,041
Progress Software Corp.	375	19,316
SPS Commerce, Inc. (a)	323	42,872
		273,473
SPECIALIZED REITs — 0.3%
Safehold, Inc. REIT	401	7,507
Uniti Group, Inc. REIT	2,097	10,569
		18,076
SPECIALTY RETAIL — 2.4%
Advance Auto Parts, Inc.	500	19,605
American Eagle Outfitters, Inc.	1,513	17,581
Caleres, Inc.	290	4,997
Foot Locker, Inc. (a)	691	9,743
Group 1 Automotive, Inc.	110	42,015
Guess?, Inc.	246	2,723
Monro, Inc.	260	3,762
National Vision Holdings, Inc. (a)	688	8,793
ODP Corp. (a)	252	3,611
Sally Beauty Holdings, Inc. (a)	846	7,639
Signet Jewelers Ltd.	368	21,366
Upbound Group, Inc.	445	10,662
		152,497
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
Corsair Gaming, Inc. (a)	405	3,588
Xerox Holdings Corp.	980	4,734
		8,322
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Hanesbrands, Inc. (a)	3,055	17,627
Oxford Industries, Inc.	121	7,099
Security Description	Shares	Value
Steven Madden Ltd.	607	$16,171
Wolverine World Wide, Inc.	663	9,222
		50,119
TRADING COMPANIES & DISTRIBUTORS — 1.9%
Air Lease Corp.	880	42,513
Boise Cascade Co.	331	32,468
DNOW, Inc. (a)	916	15,645
Rush Enterprises, Inc. Class A	538	28,734
		119,360
WATER UTILITIES — 1.2%
American States Water Co.	326	25,650
California Water Service Group	503	24,375
Middlesex Water Co.	152	9,743
SJW Group	258	14,110
		73,878
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
Gogo, Inc. (a)	491	4,233
Telephone & Data Systems, Inc.	841	32,580
		36,813
TOTAL COMMON STOCKS (Cost $6,736,176)		6,377,050
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (d) (e) (Cost $16,178)	16,178	16,178
TOTAL INVESTMENTS — 100.0% (Cost $6,752,354)		6,393,228
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (b)		(2,931)
NET ASSETS — 100.0%		$6,390,297
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2025, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2025.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,377,050	$—	$0(a)	$6,377,050
Short-Term Investment	16,178	—	—	16,178
TOTAL INVESTMENTS	$6,393,228	$—	$0	$6,393,228
(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2025.

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	6,618	$6,620	$38,538	$45,159	$1	$—	—	$—	$108
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	204,441	188,263	—	—	16,178	16,178	292
Total		$6,620	$242,979	$233,422	$1	$—		$16,178	$400
See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.9%
AeroVironment, Inc. (a)	145,755	$17,372,538
Kratos Defense & Security Solutions, Inc. (a) (b)	459,900	13,654,431
Moog, Inc. Class A	147,556	25,578,833
Triumph Group, Inc. (a)	243,598	6,172,773
		62,778,575
AIR FREIGHT & LOGISTICS — 0.0% (c)
Forward Air Corp. (a) (b)	40,898	821,641
AIRLINES — 0.6%
SkyWest, Inc. (a)	209,994	18,347,176
AUTO COMPONENTS — 1.0%
Dorman Products, Inc. (a)	141,528	17,059,785
Patrick Industries, Inc. (b)	84,137	7,114,625
Phinia, Inc.	105,722	4,485,785
XPEL, Inc. (a) (b)	119,035	3,497,248
		32,157,443
BANKS — 6.8%
Ameris Bancorp	159,297	9,170,728
Axos Financial, Inc. (a)	282,421	18,221,803
BancFirst Corp.	102,856	11,300,789
Bancorp, Inc. (a)	248,503	13,130,899
Bank of Hawaii Corp.	95,955	6,618,016
BankUnited, Inc.	180,453	6,214,801
Banner Corp.	92,270	5,884,058
Cathay General Bancorp	185,157	7,967,306
Central Pacific Financial Corp.	88,081	2,381,710
City Holding Co.	75,402	8,857,473
Community Financial System, Inc.	174,363	9,914,280
CVB Financial Corp.	282,599	5,216,778
FB Financial Corp.	82,694	3,833,694
First BanCorp	514,708	9,866,952
First Commonwealth Financial Corp.	245,726	3,818,582
First Financial Bancorp	235,618	5,885,738
First Hawaiian, Inc.	277,886	6,791,534
Fulton Financial Corp.	446,389	8,075,177
Lakeland Financial Corp.	72,337	4,299,711
National Bank Holdings Corp. Class A	89,776	3,435,728
NBT Bancorp, Inc.	108,929	4,673,054
OFG Bancorp	142,150	5,688,843
Park National Corp.	50,338	7,621,173
Pathward Financial, Inc.	122,296	8,921,493
Preferred Bank	62,410	5,221,221
S&T Bancorp, Inc.	106,485	3,945,269
ServisFirst Bancshares, Inc.	261,262	21,580,241
Tompkins Financial Corp.	26,334	1,658,515
Triumph Financial, Inc. (a)	70,218	4,058,601
Westamerica BanCorp	77,037	3,900,383
WSFS Financial Corp.	141,409	7,334,885
		225,489,435
Security Description	Shares	Value
BEVERAGES — 0.1%
National Beverage Corp. (b)	63,874	$2,653,326
BIOTECHNOLOGY — 4.6%
ACADIA Pharmaceuticals, Inc. (a)	443,981	7,374,524
ADMA Biologics, Inc. (a)	1,230,126	24,405,700
Alkermes PLC (a)	539,184	17,803,856
Arcus Biosciences, Inc. (a) (b)	352,738	2,768,993
Arrowhead Pharmaceuticals, Inc. (a)	251,849	3,208,556
Catalyst Pharmaceuticals, Inc. (a)	580,366	14,073,876
Dynavax Technologies Corp. (a) (b)	263,064	3,411,940
Krystal Biotech, Inc. (a)	131,729	23,750,739
Protagonist Therapeutics, Inc. (a)	308,372	14,912,870
TG Therapeutics, Inc. (a) (b)	694,438	27,381,690
Vericel Corp. (a)	256,897	11,462,744
Xencor, Inc. (a)	154,322	1,641,986
		152,197,474
BROADLINE RETAIL — 0.4%
Etsy, Inc. (a)	286,944	13,538,018
BUILDING PRODUCTS — 3.5%
Apogee Enterprises, Inc.	115,147	5,334,760
Armstrong World Industries, Inc.	226,745	31,943,836
AZZ, Inc. (b)	154,727	12,936,726
CSW Industrials, Inc. (b)	87,376	25,471,851
Griffon Corp.	205,508	14,693,822
Zurn Elkay Water Solutions Corp.	743,310	24,514,364
		114,895,359
CAPITAL MARKETS — 3.8%
Acadian Asset Management, Inc.	146,918	3,799,300
Artisan Partners Asset Management, Inc. Class A (b)	175,522	6,862,910
BGC Group, Inc. Class A	1,069,315	9,805,619
Cohen & Steers, Inc. (b)	138,711	11,131,558
Donnelley Financial Solutions, Inc. (a) (b)	58,545	2,559,002
Moelis & Co. Class A	186,740	10,898,146
Piper Sandler Cos.	83,777	20,748,212
PJT Partners, Inc. Class A (b)	123,498	17,027,904
StepStone Group, Inc. Class A	195,106	10,190,386
StoneX Group, Inc. (a)	117,609	8,982,976
Virtu Financial, Inc. Class A	420,651	16,035,216
Virtus Investment Partners, Inc.	13,465	2,320,827
WisdomTree, Inc. (b)	600,720	5,358,422
		125,720,478
CHEMICALS — 2.1%
Balchem Corp.	169,096	28,069,936
Element Solutions, Inc.	531,700	12,021,737
Hawkins, Inc.	98,480	10,431,002
Ingevity Corp. (a)	97,360	3,854,482

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Innospec, Inc.	65,432	$6,199,682
Sensient Technologies Corp.	117,121	8,717,316
		69,294,155
COMMERCIAL SERVICES & SUPPLIES — 2.3%
Brady Corp. Class A	147,924	10,449,352
CoreCivic, Inc. (a)	297,141	6,028,991
GEO Group, Inc. (a)	708,334	20,690,436
HNI Corp.	130,497	5,787,542
Interface, Inc.	304,243	6,036,181
Liquidity Services, Inc. (a) (b)	117,025	3,628,945
OPENLANE, Inc. (a)	549,413	10,592,683
Pitney Bowes, Inc.	390,042	3,529,880
Pursuit Attractions & Hospitality, Inc. (a)	111,308	3,939,190
UniFirst Corp.	34,910	6,074,340
		76,757,540
COMMUNICATIONS EQUIPMENT — 0.6%
Calix, Inc. (a)	123,968	4,393,426
Digi International, Inc. (a) (b)	112,822	3,139,836
Extreme Networks, Inc. (a)	332,951	4,404,942
Harmonic, Inc. (a)	311,999	2,992,070
Viavi Solutions, Inc. (a)	500,661	5,602,397
		20,532,671
CONSTRUCTION & ENGINEERING — 2.4%
Arcosa, Inc. (b)	162,069	12,498,761
Dycom Industries, Inc. (a)	151,422	23,067,628
Everus Construction Group, Inc. (a)	127,682	4,735,725
Granite Construction, Inc. (b)	226,181	17,054,048
MYR Group, Inc. (a)	47,979	5,425,945
WillScot Holdings Corp. (b)	594,300	16,521,540
		79,303,647
CONSUMER FINANCE — 0.6%
Enova International, Inc. (a)	132,860	12,828,962
PROG Holdings, Inc.	216,729	5,764,991
		18,593,953
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.3%
Chefs' Warehouse, Inc. (a) (b)	183,353	9,985,404
CONTAINERS & PACKAGING — 0.3%
Sealed Air Corp.	291,356	8,420,188
DIVERSIFIED CONSUMER SERVICES — 2.1%
Adtalem Global Education, Inc. (a)	194,025	19,526,676
Frontdoor, Inc. (a)	390,722	15,011,539
Mister Car Wash, Inc. (a) (b)	219,953	1,735,429
Perdoceo Education Corp.	171,828	4,326,629
Stride, Inc. (a) (b)	222,510	28,147,515
		68,747,788
DIVERSIFIED REITs — 1.1%
American Assets Trust, Inc. REIT	147,136	2,963,319
Armada Hoffler Properties, Inc. REIT	267,734	2,010,682
Security Description	Shares	Value
Essential Properties Realty Trust, Inc. REIT (b)	973,775	$31,784,016
		36,758,017
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
Cogent Communications Holdings, Inc.	219,926	13,483,663
Lumen Technologies, Inc. (a)	2,693,782	10,559,626
		24,043,289
ELECTRIC UTILITIES — 0.6%
MGE Energy, Inc.	115,402	10,727,770
Otter Tail Corp. (b)	98,222	7,894,102
		18,621,872
ELECTRICAL EQUIPMENT — 0.3%
Powell Industries, Inc. (b)	48,304	8,227,621
Vicor Corp. (a)	67,681	3,166,117
		11,393,738
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.7%
Advanced Energy Industries, Inc.	95,441	9,096,482
Arlo Technologies, Inc. (a)	300,239	2,963,359
Badger Meter, Inc.	153,005	29,109,201
Benchmark Electronics, Inc. (b)	105,837	4,024,981
CTS Corp.	93,404	3,880,936
ePlus, Inc. (a)	65,426	3,992,949
Itron, Inc. (a)	234,684	24,585,496
OSI Systems, Inc. (a) (b)	80,555	15,655,059
Plexus Corp. (a)	94,612	12,122,635
Sanmina Corp. (a)	133,960	10,205,073
TTM Technologies, Inc. (a)	278,312	5,708,179
		121,344,350
ENERGY EQUIPMENT & SERVICES — 2.7%
Archrock, Inc.	911,190	23,909,626
Atlas Energy Solutions, Inc. (b)	374,181	6,675,389
Cactus, Inc. Class A	347,098	15,907,501
Core Laboratories, Inc. (b)	116,353	1,744,131
Helix Energy Solutions Group, Inc. (a)	427,773	3,554,794
Helmerich & Payne, Inc. (b)	295,935	7,729,822
Liberty Energy, Inc.	462,527	7,321,802
Oceaneering International, Inc. (a) (b)	524,140	11,431,493
RPC, Inc. (b)	225,501	1,240,256
Tidewater, Inc. (a) (b)	249,651	10,552,748
		90,067,562
ENTERTAINMENT — 0.9%
Cinemark Holdings, Inc. (b)	556,197	13,843,743
Madison Square Garden Sports Corp. (a)	87,200	16,979,584
		30,823,327
FINANCIAL SERVICES — 1.7%
EVERTEC, Inc.	211,842	7,789,430

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
HA Sustainable Infrastructure Capital, Inc. (b)	333,869	$9,762,330
NCR Atleos Corp. (a)	167,386	4,415,643
NMI Holdings, Inc. (a)	404,124	14,568,670
Payoneer Global, Inc. (a)	1,331,369	9,732,307
Radian Group, Inc.	335,535	11,096,143
		57,364,523
FOOD PRODUCTS — 1.8%
Cal-Maine Foods, Inc. (b)	211,888	19,260,619
Freshpet, Inc. (a) (b)	251,800	20,942,206
J&J Snack Foods Corp. (b)	44,812	5,902,637
Simply Good Foods Co. (a)	218,913	7,550,309
Tootsie Roll Industries, Inc. (b)	50,775	1,598,382
WK Kellogg Co. (b)	215,863	4,302,150
		59,556,303
GAS UTILITIES — 0.3%
Chesapeake Utilities Corp.	67,796	8,707,040
GROUND TRANSPORTATION — 0.2%
RXO, Inc. (a) (b)	341,849	6,529,316
HEALTH CARE EQUIPMENT & SUPPLIES — 5.0%
Artivion, Inc. (a) (b)	198,076	4,868,708
Glaukos Corp. (a) (b)	286,882	28,234,926
ICU Medical, Inc. (a)	127,582	17,716,037
Inspire Medical Systems, Inc. (a) (b)	154,427	24,597,133
Integer Holdings Corp. (a)	174,482	20,590,621
LeMaitre Vascular, Inc. (b)	105,021	8,811,262
Merit Medical Systems, Inc. (a) (b)	303,145	32,045,458
STAAR Surgical Co. (a) (b)	147,424	2,599,085
Tandem Diabetes Care, Inc. (a) (b)	339,866	6,511,833
TransMedics Group, Inc. (a) (b)	172,648	11,615,757
UFP Technologies, Inc. (a) (b)	37,702	7,604,870
		165,195,690
HEALTH CARE PROVIDERS & SERVICES — 2.2%
Addus HomeCare Corp. (a) (b)	58,326	5,767,858
Astrana Health, Inc. (a)	216,926	6,726,875
Concentra Group Holdings Parent, Inc.	232,935	5,054,690
CorVel Corp. (a)	141,799	15,877,234
National HealthCare Corp.	41,539	3,854,819
NeoGenomics, Inc. (a)	303,200	2,877,368
OmniAb, Inc. (a) (b) (d)	65,116	—
Privia Health Group, Inc. (a)	371,578	8,341,926
Progyny, Inc. (a)	194,420	4,343,343
RadNet, Inc. (a) (b)	338,622	16,836,286
U.S. Physical Therapy, Inc.	38,786	2,806,555
		72,486,954
HEALTH CARE REITs — 0.6%
CareTrust REIT, Inc.	475,727	13,596,278
LTC Properties, Inc. REIT	111,676	3,958,914
Security Description	Shares	Value
Universal Health Realty Income Trust REIT	33,561	$1,374,658
		18,929,850
HEALTH CARE TECHNOLOGY — 0.2%
HealthStream, Inc.	71,740	2,308,593
Schrodinger, Inc. (a) (b)	154,122	3,042,368
Simulations Plus, Inc. (b)	46,915	1,150,356
		6,501,317
HOTEL & RESORT REITs — 1.9%
Apple Hospitality REIT, Inc.	570,522	7,365,439
DiamondRock Hospitality Co. REIT	1,067,673	8,242,435
Pebblebrook Hotel Trust REIT (b)	314,123	3,182,066
Ryman Hospitality Properties, Inc. REIT (b)	310,800	28,419,552
Summit Hotel Properties, Inc. REIT	267,829	1,448,955
Sunstone Hotel Investors, Inc. REIT	1,039,660	9,783,201
Xenia Hotels & Resorts, Inc. REIT	531,304	6,248,135
		64,689,783
HOTELS, RESTAURANTS & LEISURE — 2.8%
Brinker International, Inc. (a)	231,041	34,436,661
Cheesecake Factory, Inc. (b)	161,723	7,869,441
Dave & Buster's Entertainment, Inc. (a) (b)	154,644	2,717,095
Monarch Casino & Resort, Inc.	66,600	5,178,150
Sabre Corp. (a)	2,013,323	5,657,438
Shake Shack, Inc. Class A (a)	208,337	18,369,073
Six Flags Entertainment Corp. (b)	484,797	17,292,709
		91,520,567
HOUSEHOLD DURABLES — 2.9%
Cavco Industries, Inc. (a)	41,418	21,522,035
Champion Homes, Inc. (a)	274,215	25,984,613
Dream Finders Homes, Inc. Class A (a) (b)	143,844	3,245,121
Green Brick Partners, Inc. (a)	160,183	9,340,271
Installed Building Products, Inc. (b)	120,898	20,729,171
M/I Homes, Inc. (a)	74,184	8,470,329
Tri Pointe Homes, Inc. (a)	249,052	7,949,740
		97,241,280
HOUSEHOLD PRODUCTS — 0.4%
Energizer Holdings, Inc.	144,008	4,308,719
WD-40 Co.	42,729	10,425,876
		14,734,595
INDUSTRIAL REITs — 0.6%
Innovative Industrial Properties, Inc. REIT	101,136	5,470,446

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Terreno Realty Corp. REIT	254,366	$16,081,019
		21,551,465
INSURANCE — 2.1%
AMERISAFE, Inc.	43,578	2,290,024
Assured Guaranty Ltd.	121,484	10,702,740
Employers Holdings, Inc.	67,432	3,414,757
Goosehead Insurance, Inc. Class A (b)	126,873	14,978,626
HCI Group, Inc. (b)	44,580	6,652,673
Mercury General Corp.	138,655	7,750,815
Palomar Holdings, Inc. (a)	137,295	18,820,399
Trupanion, Inc. (a) (b)	174,533	6,504,845
		71,114,879
INTERACTIVE MEDIA & SERVICES — 1.0%
Cargurus, Inc. (a)	458,125	13,345,181
Cars.com, Inc. (a)	137,599	1,550,741
QuinStreet, Inc. (a)	295,368	5,269,365
TripAdvisor, Inc. (a) (b)	387,152	5,485,944
Yelp, Inc. (a)	188,943	6,996,559
		32,647,790
IT SERVICES — 0.4%
DigitalOcean Holdings, Inc. (a) (b)	329,259	10,993,958
Grid Dynamics Holdings, Inc. (a)	213,136	3,335,578
		14,329,536
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Acushnet Holdings Corp. (b)	79,900	5,485,934
LIFE SCIENCES TOOLS & SERVICES — 0.3%
Azenta, Inc. (a) (b)	117,190	4,059,462
BioLife Solutions, Inc. (a) (b)	189,949	4,338,435
Mesa Laboratories, Inc. (b)	19,052	2,260,710
		10,658,607
MACHINERY — 6.6%
Alamo Group, Inc. (b)	23,988	4,274,902
Albany International Corp. Class A	82,184	5,673,983
Enerpac Tool Group Corp. (b)	284,128	12,745,982
Enpro, Inc. (b)	67,661	10,946,873
ESCO Technologies, Inc.	134,161	21,347,698
Federal Signal Corp.	317,984	23,387,723
Franklin Electric Co., Inc.	124,145	11,654,733
Gates Industrial Corp. PLC (a)	779,118	14,343,562
Greenbrier Cos., Inc. (b)	162,394	8,317,821
JBT Marel Corp.	99,828	12,198,982
Kadant, Inc. (b)	61,185	20,613,838
Lindsay Corp.	25,643	3,244,352
Mueller Water Products, Inc. Class A	812,400	20,651,208
SPX Technologies, Inc. (a)	241,172	31,058,130
Standex International Corp.	39,532	6,380,070
Trinity Industries, Inc.	427,702	12,001,318
		218,841,175
Security Description	Shares	Value
MARINE — 0.4%
Matson, Inc.	110,642	$14,180,985
MEDIA — 0.2%
John Wiley & Sons, Inc. Class A (b)	123,284	5,493,535
TechTarget, Inc. (a) (b)	62,170	920,738
Thryv Holdings, Inc. (a) (b)	78,312	1,003,177
		7,417,450
METALS & MINING — 0.9%
Alpha Metallurgical Resources, Inc. (a)	36,124	4,524,531
Century Aluminum Co. (a)	272,828	5,063,688
MP Materials Corp. (a) (b)	274,223	6,693,783
Warrior Met Coal, Inc.	272,301	12,994,204
		29,276,206
MULTI-UTILITIES — 0.1%
Unitil Corp.	33,187	1,914,558
OFFICE REITs — 1.0%
Douglas Emmett, Inc. REIT (b)	506,744	8,107,904
Highwoods Properties, Inc. REIT	339,664	10,067,641
SL Green Realty Corp. REIT	252,658	14,578,367
		32,753,912
OIL, GAS & CONSUMABLE FUELS — 2.1%
Comstock Resources, Inc. (a) (b)	237,650	4,833,801
International Seaways, Inc. (b)	120,400	3,997,280
Magnolia Oil & Gas Corp. Class A (b)	636,364	16,074,555
Northern Oil & Gas, Inc. (b)	517,453	15,642,604
SM Energy Co.	295,977	8,864,511
Core Natural Resources, Inc.	263,946	20,350,237
		69,762,988
PAPER & FOREST PRODUCTS — 0.4%
Sylvamo Corp.	175,352	11,760,859
PERSONAL CARE PRODUCTS — 0.3%
Interparfums, Inc. (b)	92,229	10,502,116
PHARMACEUTICALS — 3.2%
Amphastar Pharmaceuticals, Inc. (a) (b)	124,018	3,595,282
ANI Pharmaceuticals, Inc. (a)	87,144	5,834,291
Collegium Pharmaceutical, Inc. (a) (b)	169,329	5,054,470
Corcept Therapeutics, Inc. (a) (b)	485,192	55,418,630
Harmony Biosciences Holdings, Inc. (a)	199,386	6,617,621
Innoviva, Inc. (a) (b)	151,185	2,740,984
Ligand Pharmaceuticals, Inc. (a) (b)	54,564	5,736,859
Phibro Animal Health Corp. Class A	106,736	2,279,881
Prestige Consumer Healthcare, Inc. (a)	153,407	13,188,400

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Supernus Pharmaceuticals, Inc. (a) (b)	147,853	$4,842,186
		105,308,604
PROFESSIONAL SERVICES — 1.1%
CSG Systems International, Inc.	73,023	4,415,701
Heidrick & Struggles International, Inc.	57,856	2,477,973
Korn Ferry	166,711	11,308,007
Verra Mobility Corp. (a)	857,997	19,313,512
		37,515,193
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Kennedy-Wilson Holdings, Inc.	229,529	1,992,312
St. Joe Co.	198,023	9,297,180
		11,289,492
RESIDENTIAL REITs — 0.5%
Centerspace REIT	48,678	3,151,901
Elme Communities REIT	272,526	4,741,952
NexPoint Residential Trust, Inc. REIT	116,014	4,586,033
Veris Residential, Inc. REIT	181,667	3,073,806
		15,553,692
RETAIL REITs — 2.2%
Acadia Realty Trust REIT	423,633	8,875,111
Curbline Properties Corp. REIT	488,990	11,828,668
Getty Realty Corp. REIT (b)	111,717	3,483,336
Macerich Co. REIT	854,393	14,669,928
Phillips Edison & Co., Inc. REIT	283,127	10,331,304
Saul Centers, Inc. REIT	32,448	1,170,400
Tanger, Inc. REIT	384,492	12,991,985
Urban Edge Properties REIT	389,516	7,400,804
Whitestone REIT	118,530	1,726,982
		72,478,518
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.9%
Alpha & Omega Semiconductor Ltd. (a)	59,950	1,490,357
Axcelis Technologies, Inc. (a)	100,673	5,000,428
CEVA, Inc. (a)	55,901	1,431,625
FormFactor, Inc. (a)	181,811	5,143,433
Impinj, Inc. (a) (b)	119,335	10,823,684
PDF Solutions, Inc. (a)	162,826	3,111,605
Photronics, Inc. (a)	139,689	2,899,944
Semtech Corp. (a)	447,200	15,383,680
SiTime Corp. (a)	98,753	15,096,371
SolarEdge Technologies, Inc. (a) (b)	91,218	1,475,907
Wolfspeed, Inc. (a) (b)	322,802	987,774
		62,844,808
SOFTWARE — 6.5%
A10 Networks, Inc.	232,390	3,797,253
ACI Worldwide, Inc. (a)	545,671	29,853,660
Adeia, Inc.	212,206	2,805,363
Agilysys, Inc. (a) (b)	116,445	8,446,920
Security Description	Shares	Value
Alarm.com Holdings, Inc. (a)	152,089	$8,463,753
BlackLine, Inc. (a)	270,134	13,079,888
Box, Inc. Class A (a) (b)	745,058	22,992,490
Cleanspark, Inc. (a) (b)	1,442,200	9,691,584
Clear Secure, Inc. Class A (b)	487,321	12,626,487
DoubleVerify Holdings, Inc. (a)	410,251	5,485,056
InterDigital, Inc. (b)	133,215	27,542,201
LiveRamp Holdings, Inc. (a)	178,128	4,656,266
MARA Holdings, Inc. (a) (b)	1,760,717	20,248,246
N-able, Inc. (a)	163,043	1,155,975
Progress Software Corp. (b)	223,279	11,501,101
Sprinklr, Inc. Class A (a)	221,354	1,848,306
SPS Commerce, Inc. (a)	197,448	26,207,273
Teradata Corp. (a)	173,800	3,907,024
		214,308,846
SPECIALIZED REITs — 0.7%
Four Corners Property Trust, Inc. REIT (b)	281,697	8,084,704
Outfront Media, Inc. REIT (b)	714,708	11,535,387
Uniti Group, Inc. REIT	602,226	3,035,219
		22,655,310
SPECIALTY RETAIL — 1.2%
Boot Barn Holdings, Inc. (a) (b)	159,563	17,141,853
Buckle, Inc.	78,509	3,008,465
Group 1 Automotive, Inc.	33,146	12,660,115
Urban Outfitters, Inc. (a)	132,164	6,925,393
		39,735,826
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Hanesbrands, Inc. (a)	974,878	5,625,046
Kontoor Brands, Inc.	258,034	16,547,721
Steven Madden Ltd.	245,235	6,533,060
Wolverine World Wide, Inc. (b)	285,793	3,975,381
		32,681,208
TRADING COMPANIES & DISTRIBUTORS — 0.9%
DNOW, Inc. (a)	316,717	5,409,526
DXP Enterprises, Inc. (a)	66,334	5,456,635
GMS, Inc. (a)	127,476	9,327,419
Rush Enterprises, Inc. Class A	200,325	10,699,358
		30,892,938
WATER UTILITIES — 0.3%
American States Water Co.	99,175	7,803,089
Middlesex Water Co.	45,070	2,888,987
		10,692,076
WIRELESS TELECOMMUNICATION SERVICES — 0.0% (c)
Gogo, Inc. (a) (b)	132,857	1,145,227
TOTAL COMMON STOCKS (Cost $3,038,895,524)		3,306,043,842
SHORT-TERM INVESTMENTS — 10.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (e) (f)	4,324,292	4,324,292

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (g) (h)	326,000,705	$326,000,705
TOTAL SHORT-TERM INVESTMENTS (Cost $330,324,997)		330,324,997
TOTAL INVESTMENTS — 109.8% (Cost $3,369,220,521)		3,636,368,839
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.8)%		(323,240,111)
NET ASSETS — 100.0%		$3,313,128,728
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2025, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2025.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,306,043,842	$—	$0(a)	$3,306,043,842
Short-Term Investments	330,324,997	—	—	330,324,997
TOTAL INVESTMENTS	$3,636,368,839	$—	$0	$3,636,368,839
(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2025.

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,987,519	$3,988,716	$11,198,989	$15,187,704	$308	$(309)	—	$—	$32,324
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	89,567,080	85,242,788	—	—	4,324,292	4,324,292	103,150
State Street Navigator Securities Lending Portfolio II	183,700,828	183,700,828	1,918,900,545	1,776,600,668	—	—	326,000,705	326,000,705	443,305
Total		$187,689,544	$2,019,666,614	$1,877,031,160	$308	$(309)		$330,324,997	$578,779
See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.2%
AAR Corp. (a)	208,001	$11,645,976
Kratos Defense & Security Solutions, Inc. (a) (b)	382,700	11,362,363
Mercury Systems, Inc. (a)	299,010	12,884,341
National Presto Industries, Inc.	31,938	2,807,670
Triumph Group, Inc. (a)	183,960	4,661,546
		43,361,896
AIR FREIGHT & LOGISTICS — 0.4%
Forward Air Corp. (a) (b)	76,182	1,530,497
Hub Group, Inc. Class A	357,930	13,304,258
		14,834,755
AIRLINES — 0.4%
Allegiant Travel Co. (b)	84,759	4,377,802
JetBlue Airways Corp. (a) (b)	1,828,364	8,812,714
Sun Country Airlines Holdings, Inc. (a)	244,736	3,015,148
		16,205,664
AUTO COMPONENTS — 2.6%
Adient PLC (a)	490,590	6,308,988
American Axle & Manufacturing Holdings, Inc. (a) (b)	734,546	2,989,602
BorgWarner, Inc.	1,299,202	37,222,137
Dana, Inc.	759,001	10,117,483
Fox Factory Holding Corp. (a)	243,133	5,674,724
Gentherm, Inc. (a)	180,353	4,822,639
LCI Industries (b)	150,066	13,120,271
Patrick Industries, Inc. (b)	102,514	8,668,584
Phinia, Inc.	116,272	4,933,421
Standard Motor Products, Inc. (b)	128,942	3,214,524
		97,072,373
AUTOMOBILES — 0.2%
Winnebago Industries, Inc.	165,467	5,701,993
BANKS — 11.4%
Ameris Bancorp	197,938	11,395,291
Atlantic Union Bankshares Corp. (b)	772,742	24,063,186
Banc of California, Inc.	810,552	11,501,733
Bank of Hawaii Corp.	127,500	8,793,675
BankUnited, Inc.	236,950	8,160,558
Banner Corp.	98,546	6,284,278
Berkshire Hills Bancorp, Inc.	272,440	7,107,960
Brookline Bancorp, Inc.	519,110	5,658,299
Capitol Federal Financial, Inc.	710,628	3,979,517
Cathay General Bancorp	208,892	8,988,623
Central Pacific Financial Corp.	64,216	1,736,401
Community Financial System, Inc.	110,655	6,291,843
Customers Bancorp, Inc. (a)	171,017	8,585,053
CVB Financial Corp.	454,883	8,397,140
Security Description	Shares	Value
Dime Community Bancshares, Inc.	229,261	$6,391,797
Eagle Bancorp, Inc.	188,720	3,963,120
FB Financial Corp.	112,014	5,192,969
First BanCorp	371,232	7,116,517
First Bancorp/Southern Pines NC (b)	242,938	9,751,531
First Commonwealth Financial Corp.	312,260	4,852,520
First Financial Bancorp	308,620	7,709,328
First Hawaiian, Inc.	423,594	10,352,637
Fulton Financial Corp.	567,296	10,262,385
Hanmi Financial Corp.	187,413	4,246,779
Heritage Financial Corp. (b)	197,232	4,798,655
Hilltop Holdings, Inc.	273,588	8,330,755
Hope Bancorp, Inc.	735,837	7,704,213
Independent Bank Corp.	250,727	15,708,047
Lakeland Financial Corp.	68,316	4,060,703
National Bank Holdings Corp. Class A	121,533	4,651,068
NBT Bancorp, Inc.	154,334	6,620,929
Northwest Bancshares, Inc.	748,266	8,994,157
OFG Bancorp	109,608	4,386,512
Pacific Premier Bancorp, Inc.	567,907	12,107,777
Park National Corp.	28,847	4,367,436
Provident Financial Services, Inc.	768,787	13,200,073
Renasant Corp.	546,289	18,535,586
S&T Bancorp, Inc.	112,331	4,161,864
Seacoast Banking Corp. of Florida	499,674	12,856,612
Simmons First National Corp. Class A	741,159	15,215,994
Southside Bancshares, Inc.	165,426	4,790,737
Stellar Bancorp, Inc.	278,999	7,717,112
Tompkins Financial Corp.	46,932	2,955,777
Triumph Financial, Inc. (a)	53,464	3,090,219
TrustCo Bank Corp.	118,769	3,620,079
Trustmark Corp.	359,199	12,388,773
United Community Banks, Inc.	705,359	19,841,749
Veritex Holdings, Inc.	319,889	7,987,628
WaFd, Inc.	480,592	13,735,319
Westamerica BanCorp	73,293	3,710,825
WSFS Financial Corp.	186,081	9,652,021
		425,973,760
BEVERAGES — 0.2%
MGP Ingredients, Inc.	87,763	2,578,477
National Beverage Corp.	70,172	2,914,945
		5,493,422
BIOTECHNOLOGY — 1.0%
ACADIA Pharmaceuticals, Inc. (a)	238,908	3,968,262
Alkermes PLC (a)	344,543	11,376,810
Arrowhead Pharmaceuticals, Inc. (a)	463,016	5,898,824

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Dynavax Technologies Corp. (a) (b)	420,288	$5,451,135
Myriad Genetics, Inc. (a)	529,485	4,696,532
Vir Biotechnology, Inc. (a)	576,477	3,735,571
Xencor, Inc. (a)	253,630	2,698,623
		37,825,757
BROADLINE RETAIL — 0.6%
Etsy, Inc. (a)	338,417	15,966,514
Kohl's Corp. (b)	678,040	5,546,367
		21,512,881
BUILDING PRODUCTS — 1.6%
American Woodmark Corp. (a)	87,613	5,154,273
Gibraltar Industries, Inc. (a)	178,571	10,474,975
Hayward Holdings, Inc. (a)	836,959	11,650,469
Insteel Industries, Inc. (b)	121,487	3,195,108
Masterbrand, Inc. (a) (b)	747,110	9,757,256
Quanex Building Products Corp. (b)	274,891	5,110,224
Resideo Technologies, Inc. (a)	867,150	15,348,555
		60,690,860
CAPITAL MARKETS — 1.5%
Artisan Partners Asset Management, Inc. Class A (b)	213,703	8,355,787
BGC Group, Inc. Class A	1,017,625	9,331,621
Donnelley Financial Solutions, Inc. (a)	96,263	4,207,656
Moelis & Co. Class A	203,645	11,884,722
StepStone Group, Inc. Class A	168,322	8,791,458
StoneX Group, Inc. (a)	118,305	9,036,136
Virtus Investment Partners, Inc.	25,108	4,327,615
		55,934,995
CHEMICALS — 4.6%
AdvanSix, Inc.	166,959	3,781,621
Celanese Corp.	649,400	36,866,438
Chemours Co.	890,600	12,049,818
Element Solutions, Inc.	716,500	16,200,065
FMC Corp.	741,600	31,288,104
HB Fuller Co.	322,800	18,115,536
Ingevity Corp. (a)	103,599	4,101,485
Innospec, Inc.	72,988	6,915,613
Koppers Holdings, Inc.	126,631	3,545,668
Minerals Technologies, Inc.	187,854	11,941,879
Quaker Chemical Corp. (b)	80,540	9,955,549
Sensient Technologies Corp.	116,911	8,701,686
Stepan Co.	128,906	7,094,986
		170,558,448
COMMERCIAL SERVICES & SUPPLIES — 2.1%
ABM Industries, Inc.	367,283	17,394,523
Brady Corp. Class A	93,068	6,574,323
CoreCivic, Inc. (a)	301,292	6,113,215
Deluxe Corp.	257,625	4,073,051
Enviri Corp. (a) (b)	500,603	3,329,010
Security Description	Shares	Value
Healthcare Services Group, Inc. (a)	428,158	$4,315,833
HNI Corp.	134,289	5,955,717
Matthews International Corp. Class A (b)	191,143	4,251,020
MillerKnoll, Inc.	399,070	7,638,200
Pitney Bowes, Inc.	497,778	4,504,891
UniFirst Corp.	48,519	8,442,306
Vestis Corp. (b)	669,972	6,632,723
		79,224,812
COMMUNICATIONS EQUIPMENT — 1.1%
Calix, Inc. (a)	207,316	7,347,279
Digi International, Inc. (a) (b)	93,340	2,597,652
Extreme Networks, Inc. (a)	402,717	5,327,946
Harmonic, Inc. (a)	356,728	3,421,022
NetScout Systems, Inc. (a)	421,134	8,848,025
Viasat, Inc. (a) (b)	498,062	5,189,806
Viavi Solutions, Inc. (a)	743,494	8,319,698
		41,051,428
CONSTRUCTION & ENGINEERING — 0.8%
Arcosa, Inc.	102,919	7,937,113
Everus Construction Group, Inc. (a)	154,705	5,738,008
MYR Group, Inc. (a)	40,274	4,554,587
WillScot Holdings Corp. (b)	418,500	11,634,300
		29,864,008
CONSUMER FINANCE — 1.0%
Bread Financial Holdings, Inc.	289,427	14,494,504
Encore Capital Group, Inc. (a)	137,537	4,714,769
EZCORP, Inc. Class A (a)	321,653	4,734,732
Navient Corp. (b)	432,309	5,460,063
PRA Group, Inc. (a)	228,750	4,716,825
World Acceptance Corp. (a)	20,124	2,546,692
		36,667,585
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.2%
Andersons, Inc.	188,581	8,095,783
Grocery Outlet Holding Corp. (a) (b)	569,785	7,965,594
PriceSmart, Inc.	146,109	12,835,676
SpartanNash Co.	210,881	4,272,449
United Natural Foods, Inc. (a)	351,685	9,632,652
		42,802,154
CONTAINERS & PACKAGING — 0.7%
O-I Glass, Inc. (a)	906,333	10,395,640
Sealed Air Corp.	524,345	15,153,570
		25,549,210
DIVERSIFIED CONSUMER SERVICES — 0.5%
Mister Car Wash, Inc. (a) (b)	309,393	2,441,111
Perdoceo Education Corp.	169,034	4,256,276
Strategic Education, Inc.	143,194	12,022,568
		18,719,955

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
DIVERSIFIED REITs — 0.6%
Alexander & Baldwin, Inc. REIT	442,417	$7,622,845
American Assets Trust, Inc. REIT	121,698	2,450,998
Armada Hoffler Properties, Inc. REIT	179,228	1,346,002
Global Net Lease, Inc. REIT	1,162,691	9,348,036
		20,767,881
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Lumen Technologies, Inc. (a)	2,932,049	11,493,632
Shenandoah Telecommunications Co. (b)	286,515	3,601,494
		15,095,126
ELECTRIC UTILITIES — 0.5%
MGE Energy, Inc.	80,537	7,486,720
Otter Tail Corp. (b)	135,368	10,879,526
		18,366,246
ELECTRICAL EQUIPMENT — 0.3%
Sunrun, Inc. (a) (b)	1,316,273	7,713,360
Vicor Corp. (a)	63,354	2,963,700
		10,677,060
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.9%
Advanced Energy Industries, Inc.	113,131	10,782,516
Arlo Technologies, Inc. (a)	269,587	2,660,824
Benchmark Electronics, Inc.	98,971	3,763,867
CTS Corp.	75,235	3,126,014
ePlus, Inc. (a)	81,146	4,952,340
Insight Enterprises, Inc. (a) (b)	161,664	24,247,983
Knowles Corp. (a) (b)	513,928	7,811,706
PC Connection, Inc.	71,964	4,491,993
Plexus Corp. (a)	50,524	6,473,640
Rogers Corp. (a)	99,418	6,713,697
Sanmina Corp. (a)	166,422	12,678,028
ScanSource, Inc. (a)	125,171	4,257,066
TTM Technologies, Inc. (a)	285,868	5,863,153
Vishay Intertechnology, Inc. (b)	661,081	10,511,188
		108,334,015
ENERGY EQUIPMENT & SERVICES — 1.3%
Bristow Group, Inc. (a)	146,291	4,619,870
Core Laboratories, Inc. (b)	152,512	2,286,155
Helix Energy Solutions Group, Inc. (a)	384,064	3,191,572
Helmerich & Payne, Inc. (b)	243,521	6,360,769
Innovex International, Inc. (a) (b)	235,326	4,226,455
Liberty Energy, Inc. (b)	426,957	6,758,729
Patterson-UTI Energy, Inc. (b)	2,076,061	17,065,221
ProPetro Holding Corp. (a)	495,139	3,639,272
RPC, Inc. (b)	247,675	1,362,212
		49,510,255
FINANCIAL SERVICES — 3.6%
EVERTEC, Inc.	129,235	4,751,971
HA Sustainable Infrastructure Capital, Inc. (b)	321,622	9,404,227
Security Description	Shares	Value
Jackson Financial, Inc. Class A	437,627	$36,664,390
Mr. Cooper Group, Inc. (a)	376,901	45,077,360
NCR Atleos Corp. (a)	237,150	6,256,017
Radian Group, Inc.	470,582	15,562,147
Walker & Dunlop, Inc.	189,323	16,160,611
		133,876,723
FOOD PRODUCTS — 1.1%
B&G Foods, Inc. (b)	494,539	3,397,483
Fresh Del Monte Produce, Inc.	195,685	6,032,968
J&J Snack Foods Corp.	40,826	5,377,601
John B Sanfilippo & Son, Inc.	56,301	3,989,489
Simply Good Foods Co. (a)	291,681	10,060,078
Tootsie Roll Industries, Inc. (b)	42,723	1,344,908
TreeHouse Foods, Inc. (a) (b)	264,157	7,156,013
WK Kellogg Co. (b)	157,468	3,138,337
		40,496,877
GAS UTILITIES — 1.0%
Chesapeake Utilities Corp.	57,312	7,360,580
MDU Resources Group, Inc. (b)	1,205,021	20,376,905
Northwest Natural Holding Co.	235,749	10,071,198
		37,808,683
GROUND TRANSPORTATION — 1.2%
ArcBest Corp.	136,845	9,658,520
Heartland Express, Inc.	269,707	2,486,699
Hertz Global Holdings, Inc. (a) (b)	766,362	3,019,466
Marten Transport Ltd.	343,639	4,714,727
RXO, Inc. (a) (b)	439,328	8,391,165
Schneider National, Inc. Class B (b)	286,260	6,541,041
Werner Enterprises, Inc. (b)	363,671	10,655,560
		45,467,178
HEALTH CARE EQUIPMENT & SUPPLIES — 3.1%
Avanos Medical, Inc. (a)	287,161	4,115,017
CONMED Corp. (b)	181,605	10,967,126
Embecta Corp.	360,494	4,596,299
Enovis Corp. (a) (b)	335,058	12,802,566
Integra LifeSciences Holdings Corp. (a)	389,358	8,561,982
Neogen Corp. (a) (b)	1,152,200	9,989,574
Omnicell, Inc. (a)	272,035	9,510,344
QuidelOrtho Corp. (a) (b)	388,491	13,585,530
STAAR Surgical Co. (a) (b)	132,362	2,333,542
Teleflex, Inc.	275,900	38,126,621
		114,588,601
HEALTH CARE PROVIDERS & SERVICES — 2.4%
AdaptHealth Corp. (a) (b)	620,006	6,720,865
Addus HomeCare Corp. (a)	42,616	4,214,296
AMN Healthcare Services, Inc. (a) (b)	221,576	5,419,749
Concentra Group Holdings Parent, Inc.	374,816	8,133,507
National HealthCare Corp.	27,743	2,574,550

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
NeoGenomics, Inc. (a)	441,051	$4,185,574
Owens & Minor, Inc. (a)	461,773	4,169,810
Patterson Cos., Inc.	463,151	14,468,837
Pediatrix Medical Group, Inc. (a)	515,131	7,464,248
Premier, Inc. Class A (b)	536,572	10,345,108
Privia Health Group, Inc. (a)	186,270	4,181,762
Progyny, Inc. (a)	214,926	4,801,447
Select Medical Holdings Corp. (b)	614,148	10,256,272
U.S. Physical Therapy, Inc. (b)	48,071	3,478,418
		90,414,443
HEALTH CARE REITs — 1.2%
CareTrust REIT, Inc.	564,817	16,142,470
LTC Properties, Inc. REIT	139,279	4,937,441
Medical Properties Trust, Inc. REIT (b)	3,549,012	21,400,542
Universal Health Realty Income Trust REIT	39,805	1,630,413
		44,110,866
HEALTH CARE TECHNOLOGY — 0.3%
Certara, Inc. (a)	667,975	6,612,953
HealthStream, Inc.	63,006	2,027,533
Schrodinger, Inc. (a) (b)	162,714	3,211,974
Simulations Plus, Inc. (b)	43,349	1,062,917
		12,915,377
HOTEL & RESORT REITs — 0.4%
Apple Hospitality REIT, Inc.	667,840	8,621,814
Pebblebrook Hotel Trust REIT (b)	373,925	3,787,860
Summit Hotel Properties, Inc. REIT	345,443	1,868,847
		14,278,521
HOTELS, RESTAURANTS & LEISURE — 1.2%
BJ's Restaurants, Inc. (a) (b)	133,071	4,559,012
Bloomin' Brands, Inc.	471,729	3,382,297
Cheesecake Factory, Inc. (b)	93,056	4,528,105
Cracker Barrel Old Country Store, Inc. (b)	129,473	5,026,142
Golden Entertainment, Inc.	128,507	3,391,300
Jack in the Box, Inc. (b)	119,496	3,249,096
Papa John's International, Inc. (b)	191,508	7,867,149
Penn Entertainment, Inc. (a) (b)	882,526	14,393,999
		46,397,100
HOUSEHOLD DURABLES — 3.1%
Century Communities, Inc.	160,277	10,754,587
Ethan Allen Interiors, Inc. (b)	141,390	3,916,503
Helen of Troy Ltd. (a)	139,354	7,454,045
La-Z-Boy, Inc. (b)	243,625	9,523,301
Leggett & Platt, Inc. (b)	784,999	6,209,342
LGI Homes, Inc. (a)	121,396	8,069,192
M/I Homes, Inc. (a)	75,015	8,565,213
Meritage Homes Corp.	428,404	30,365,276
Security Description	Shares	Value
Newell Brands, Inc. (b)	2,454,872	$15,220,206
Sonos, Inc. (a)	697,997	7,447,628
Tri Pointe Homes, Inc. (a)	269,297	8,595,960
		116,121,253
HOUSEHOLD PRODUCTS — 0.7%
Central Garden & Pet Co. (a) (b)	59,472	2,180,243
Central Garden & Pet Co. Class A (a)	296,763	9,713,053
Energizer Holdings, Inc.	222,603	6,660,282
WD-40 Co.	30,959	7,553,996
		26,107,574
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.6%
Clearway Energy, Inc. Class A	201,705	5,740,524
Clearway Energy, Inc. Class C (b)	488,459	14,785,654
		20,526,178
INDUSTRIAL REITs — 1.0%
Innovative Industrial Properties, Inc. REIT (b)	56,575	3,060,142
LXP Industrial Trust REIT	1,744,869	15,093,117
Terreno Realty Corp. REIT	300,682	19,009,116
		37,162,375
INSURANCE — 3.3%
AMERISAFE, Inc.	65,478	3,440,869
Assured Guaranty Ltd.	143,677	12,657,944
Employers Holdings, Inc.	74,113	3,753,082
Genworth Financial, Inc. (a)	2,521,662	17,878,583
Horace Mann Educators Corp.	239,508	10,234,177
Lincoln National Corp.	1,009,260	36,242,527
ProAssurance Corp. (a)	299,096	6,983,892
Safety Insurance Group, Inc.	86,673	6,836,766
SiriusPoint Ltd. (a)	541,124	9,356,034
Stewart Information Services Corp. (b)	163,393	11,658,090
United Fire Group, Inc.	132,973	3,917,385
		122,959,349
INTERACTIVE MEDIA & SERVICES — 1.2%
Cars.com, Inc. (a)	208,311	2,347,665
IAC, Inc. (a)	418,549	19,228,141
Shutterstock, Inc. (b)	150,322	2,800,499
TripAdvisor, Inc. (a)	226,987	3,216,406
Yelp, Inc. (a)	172,849	6,400,598
Ziff Davis, Inc. (a) (b)	251,290	9,443,478
		43,436,787
IT SERVICES — 0.5%
DXC Technology Co. (a)	1,069,350	18,232,417
Grid Dynamics Holdings, Inc. (a)	132,087	2,067,162
		20,299,579
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Acushnet Holdings Corp. (b)	69,855	4,796,245
Sturm Ruger & Co., Inc.	104,863	4,120,067

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Topgolf Callaway Brands Corp. (a) (b)	823,975	$5,429,995
		14,346,307
LIFE SCIENCES TOOLS & SERVICES — 0.3%
Azenta, Inc. (a) (b)	135,508	4,693,997
Cytek Biosciences, Inc. (a) (b)	651,749	2,613,513
Fortrea Holdings, Inc. (a)	546,803	4,128,363
Mesa Laboratories, Inc. (b)	11,232	1,332,789
		12,768,662
MACHINERY — 3.1%
Alamo Group, Inc.	33,872	6,036,329
Albany International Corp. Class A	91,474	6,315,365
Astec Industries, Inc.	132,454	4,563,040
Enpro, Inc. (b)	46,777	7,568,051
Franklin Electric Co., Inc.	89,894	8,439,249
Gates Industrial Corp. PLC (a)	459,148	8,452,915
Hillenbrand, Inc. (b)	414,158	9,997,774
JBT Marel Corp.	158,263	19,339,739
Kennametal, Inc. (b)	454,454	9,679,870
Lindsay Corp.	34,850	4,409,222
Proto Labs, Inc. (a)	142,515	4,993,726
Standex International Corp. (b)	24,032	3,878,524
Tennant Co.	110,775	8,834,306
Titan International, Inc. (a) (b)	299,772	2,515,087
Worthington Enterprises, Inc. (b)	182,360	9,134,412
		114,157,609
MARINE — 0.2%
Matson, Inc.	70,126	8,988,049
MEDIA — 0.9%
Cable One, Inc. (b)	26,976	7,169,411
John Wiley & Sons, Inc. Class A (b)	97,362	4,338,451
Scholastic Corp.	155,221	2,930,572
TechTarget, Inc. (a)	85,299	1,263,278
TEGNA, Inc. (b)	951,521	17,336,713
Thryv Holdings, Inc. (a) (b)	158,727	2,033,293
		35,071,718
METALS & MINING — 1.1%
Alpha Metallurgical Resources, Inc. (a)	25,241	3,161,435
Kaiser Aluminum Corp. (b)	93,123	5,645,116
Materion Corp. (b)	121,990	9,954,384
Metallus, Inc. (a) (b)	233,637	3,121,390
MP Materials Corp. (a) (b)	397,556	9,704,342
SunCoke Energy, Inc.	491,547	4,522,233
Worthington Steel, Inc.	204,030	5,168,080
		41,276,980
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 2.5%
Apollo Commercial Real Estate Finance, Inc. REIT (b)	747,865	7,157,068
Arbor Realty Trust, Inc. REIT (b)	1,111,694	13,062,405
Security Description	Shares	Value
ARMOUR Residential REIT, Inc.	445,944	$7,625,643
Blackstone Mortgage Trust, Inc. Class A REIT	1,014,362	20,287,240
Ellington Financial, Inc. REIT (b)	530,287	7,031,606
Franklin BSP Realty Trust, Inc. REIT (b)	486,407	6,196,825
KKR Real Estate Finance Trust, Inc. REIT	332,903	3,595,352
New York Mortgage Trust, Inc. REIT (b)	565,841	3,672,308
PennyMac Mortgage Investment Trust REIT (b)	508,456	7,448,880
Ready Capital Corp. REIT (b)	979,146	4,983,853
Redwood Trust, Inc. REIT	769,771	4,672,510
Two Harbors Investment Corp. REIT	608,548	8,130,201
		93,863,891
MULTI-UTILITIES — 0.6%
Avista Corp.	467,692	19,582,264
Unitil Corp.	61,680	3,558,319
		23,140,583
OFFICE REITs — 1.1%
Brandywine Realty Trust REIT (b)	1,025,802	4,575,077
Douglas Emmett, Inc. REIT (b)	410,924	6,574,784
Easterly Government Properties, Inc. REIT	579,346	6,141,068
Highwoods Properties, Inc. REIT	245,529	7,277,479
JBG SMITH Properties REIT (b)	494,840	7,971,872
SL Green Realty Corp. REIT	122,954	7,094,446
		39,634,726
OIL, GAS & CONSUMABLE FUELS — 2.9%
California Resources Corp.	421,017	18,512,117
Comstock Resources, Inc. (a) (b)	258,091	5,249,571
Crescent Energy Co. Class A (b)	1,072,078	12,050,157
CVR Energy, Inc. (b)	213,539	4,142,657
Dorian LPG Ltd.	211,390	4,722,453
International Seaways, Inc. (b)	108,665	3,607,678
Magnolia Oil & Gas Corp. Class A (b)	404,226	10,210,749
Par Pacific Holdings, Inc. (a)	324,825	4,632,004
Peabody Energy Corp.	713,796	9,671,936
REX American Resources Corp. (a)	96,538	3,626,933
SM Energy Co.	336,337	10,073,293
Talos Energy, Inc. (a)	725,561	7,052,453
Vital Energy, Inc. (a) (b)	168,479	3,575,124
World Kinect Corp. (b)	341,160	9,675,297
		106,802,422
PERSONAL CARE PRODUCTS — 0.3%
Edgewell Personal Care Co. (b)	282,768	8,825,189
USANA Health Sciences, Inc. (a)	69,070	1,862,818
		10,688,007

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
PHARMACEUTICALS — 1.5%
Amphastar Pharmaceuticals, Inc. (a) (b)	86,726	$2,514,187
Innoviva, Inc. (a)	154,840	2,807,249
Ligand Pharmaceuticals, Inc. (a)	49,458	5,200,014
Organon & Co. (b)	1,523,254	22,681,252
Pacira BioSciences, Inc. (a)	269,578	6,699,013
Prestige Consumer Healthcare, Inc. (a)	116,382	10,005,361
Supernus Pharmaceuticals, Inc. (a)	157,313	5,152,001
		55,059,077
PROFESSIONAL SERVICES — 1.8%
Amentum Holdings, Inc. (a) (b)	852,414	15,513,935
CSG Systems International, Inc.	78,526	4,748,467
Heidrick & Struggles International, Inc. (b)	58,600	2,509,838
Korn Ferry	114,780	7,785,527
NV5 Global, Inc. (a)	303,298	5,844,553
Robert Half, Inc.	594,760	32,444,158
		68,846,478
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
Cushman & Wakefield PLC (a)	1,353,061	13,828,284
eXp World Holdings, Inc. (b)	490,377	4,795,887
Kennedy-Wilson Holdings, Inc.	465,155	4,037,545
Marcus & Millichap, Inc. (b)	139,849	4,817,798
		27,479,514
RESIDENTIAL REITs — 0.3%
Centerspace REIT	45,538	2,948,585
Elme Communities REIT	225,435	3,922,569
Veris Residential, Inc. REIT	268,291	4,539,484
		11,410,638
RETAIL REITs — 1.4%
Acadia Realty Trust REIT	220,381	4,616,982
Getty Realty Corp. REIT (b)	167,782	5,231,443
Macerich Co. REIT	495,625	8,509,881
Phillips Edison & Co., Inc. REIT	413,371	15,083,908
Saul Centers, Inc. REIT	35,426	1,277,816
SITE Centers Corp. REIT	294,800	3,785,232
Tanger, Inc. REIT	222,634	7,522,803
Urban Edge Properties REIT	292,154	5,550,926
Whitestone REIT	139,258	2,028,989
		53,607,980
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.2%
Alpha & Omega Semiconductor Ltd. (a)	77,362	1,923,219
Axcelis Technologies, Inc. (a)	83,222	4,133,637
CEVA, Inc. (a)	76,770	1,966,080
Cohu, Inc. (a)	276,948	4,073,905
Diodes, Inc. (a)	272,829	11,778,028
FormFactor, Inc. (a)	249,605	7,061,326
Ichor Holdings Ltd. (a)	197,045	4,455,187
Security Description	Shares	Value
Kulicke & Soffa Industries, Inc. (b)	314,059	$10,357,666
MaxLinear, Inc. (a)	474,019	5,147,846
Penguin Solutions, Inc. (a)	310,991	5,401,914
Photronics, Inc. (a)	218,247	4,530,808
Qorvo, Inc. (a)	553,486	40,077,921
SolarEdge Technologies, Inc. (a) (b)	247,949	4,011,815
Ultra Clean Holdings, Inc. (a)	275,548	5,899,483
Veeco Instruments, Inc. (a) (b)	346,391	6,955,531
Wolfspeed, Inc. (a) (b)	544,807	1,667,109
		119,441,475
SOFTWARE — 1.4%
A10 Networks, Inc.	184,446	3,013,848
Adeia, Inc.	400,817	5,298,801
Alarm.com Holdings, Inc. (a)	115,471	6,425,961
DoubleVerify Holdings, Inc. (a)	376,555	5,034,540
LiveRamp Holdings, Inc. (a)	184,133	4,813,237
N-able, Inc. (a)	246,996	1,751,202
NCR Voyix Corp. (a) (b)	856,419	8,350,085
SolarWinds Corp.	320,164	5,900,622
Sprinklr, Inc. Class A (a) (b)	429,734	3,588,279
Teradata Corp. (a)	363,000	8,160,240
		52,336,815
SPECIALIZED REITs — 1.0%
Four Corners Property Trust, Inc. REIT (b)	277,927	7,976,505
Millrose Properties, Inc. REIT (a)	710,042	18,823,213
Safehold, Inc. REIT (b)	265,626	4,972,519
Uniti Group, Inc. REIT	808,252	4,073,590
		35,845,827
SPECIALTY RETAIL — 4.5%
Academy Sports & Outdoors, Inc. (b)	410,067	18,703,156
Advance Auto Parts, Inc. (b)	349,645	13,709,580
American Eagle Outfitters, Inc. (b)	1,029,287	11,960,315
Asbury Automotive Group, Inc. (a) (b)	115,866	25,587,847
Buckle, Inc.	91,356	3,500,762
Caleres, Inc. (b)	193,110	3,327,285
Foot Locker, Inc. (a)	503,833	7,104,045
Group 1 Automotive, Inc.	39,086	14,928,898
Guess?, Inc. (b)	170,238	1,884,535
MarineMax, Inc. (a) (b)	124,175	2,669,763
Monro, Inc. (b)	187,114	2,707,540
National Vision Holdings, Inc. (a)	459,148	5,867,911
ODP Corp. (a) (b)	188,180	2,696,619
Sally Beauty Holdings, Inc. (a)	592,522	5,350,474
Shoe Carnival, Inc. (b)	110,361	2,426,838
Signet Jewelers Ltd. (b)	256,483	14,891,403
Sonic Automotive, Inc. Class A	85,081	4,846,214
Upbound Group, Inc.	304,121	7,286,739
Urban Outfitters, Inc. (a)	181,649	9,518,408

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Victoria's Secret & Co. (a) (b)	462,011	$8,584,164
		167,552,496
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.0%
Corsair Gaming, Inc. (a) (b)	281,269	2,492,043
Sandisk Corp. (a)	682,842	32,510,108
Xerox Holdings Corp. (b)	722,622	3,490,264
		38,492,415
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Carter's, Inc.	211,399	8,646,219
G-III Apparel Group Ltd. (a)	225,251	6,160,615
Hanesbrands, Inc. (a)	967,404	5,581,921
Oxford Industries, Inc. (b)	85,887	5,038,990
Steven Madden Ltd.	153,395	4,086,443
Wolverine World Wide, Inc.	160,093	2,226,894
		31,741,082
TOBACCO — 0.2%
Universal Corp.	144,990	8,126,690
TRADING COMPANIES & DISTRIBUTORS — 1.9%
Air Lease Corp. (b)	613,183	29,622,871
Boise Cascade Co.	227,120	22,278,201
DNOW, Inc. (a)	264,796	4,522,716
GMS, Inc. (a)	81,511	5,964,160
Rush Enterprises, Inc. Class A	138,623	7,403,854
		69,791,802
WATER UTILITIES — 1.0%
American States Water Co.	111,014	8,734,581
California Water Service Group	351,023	17,010,575
Middlesex Water Co.	55,760	3,574,216
SJW Group	177,669	9,716,718
		39,036,090
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
Gogo, Inc. (a) (b)	199,390	1,718,742
Security Description	Shares	Value
Telephone & Data Systems, Inc.	576,429	$22,330,859
		24,049,601
TOTAL COMMON STOCKS (Cost $4,015,764,068)		3,722,320,937
SHORT-TERM INVESTMENTS — 6.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (c) (d)	5,057,080	5,057,080
State Street Navigator Securities Lending Portfolio II (e) (f)	249,861,914	249,861,914
TOTAL SHORT-TERM INVESTMENTS (Cost $254,918,994)		254,918,994
TOTAL INVESTMENTS — 106.6% (Cost $4,270,683,062)		3,977,239,931
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.6)%		(245,675,293)
NET ASSETS — 100.0%		$3,731,564,638
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,722,320,937	$—	$—	$3,722,320,937
Short-Term Investments	254,918,994	—	—	254,918,994
TOTAL INVESTMENTS	$3,977,239,931	$—	$—	$3,977,239,931
See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,286,169	$3,287,155	$15,513,506	$18,800,661	$198	$(198)	—	$—	$26,112
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	151,674,903	146,617,823	—	—	5,057,080	5,057,080	155,591
State Street Navigator Securities Lending Portfolio II	272,620,822	272,620,822	1,813,517,974	1,836,276,882	—	—	249,861,914	249,861,914	974,487
Total		$275,907,977	$1,980,706,383	$2,001,695,366	$198	$(198)		$254,918,994	$1,156,190
See accompanying notes to Schedule of Investments.

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 99.9%
AAR Corp. (a)	348,540	$19,514,755
AeroVironment, Inc. (a) (b)	834,840	99,504,460
Archer Aviation, Inc. Class A (a)	13,563,898	96,439,315
Astronics Corp. (a) (b)	342,315	8,273,754
Axon Enterprise, Inc. (a)	181,860	95,649,267
Boeing Co. (a)	638,904	108,965,077
BWX Technologies, Inc.	1,034,546	102,057,963
Byrna Technologies, Inc. (a) (b)	652,043	10,980,404
Cadre Holdings, Inc. (b)	436,080	12,912,329
Curtiss-Wright Corp.	322,960	102,465,519
Ducommun, Inc. (a)	160,432	9,309,869
General Dynamics Corp.	390,208	106,362,897
General Electric Co.	520,297	104,137,445
HEICO Corp.	401,448	107,262,891
Hexcel Corp.	1,795,716	98,333,408
Howmet Aerospace, Inc.	793,074	102,885,490
Huntington Ingalls Industries, Inc.	529,171	107,972,051
Intuitive Machines, Inc. (a) (b)	4,579,929	34,120,471
Kratos Defense & Security Solutions, Inc. (a) (b)	3,427,634	101,766,453
L3Harris Technologies, Inc.	485,561	101,632,773
Leonardo DRS, Inc.	1,065,308	35,027,327
Loar Holdings, Inc. (a)	586,411	41,429,937
Lockheed Martin Corp.	219,844	98,206,513
Mercury Systems, Inc. (a) (b)	839,351	36,167,635
Moog, Inc. Class A	327,555	56,781,659
National Presto Industries, Inc.	71,323	6,270,005
Northrop Grumman Corp.	213,551	109,340,247
Rocket Lab USA, Inc. (a) (b)	5,505,044	98,430,187
RTX Corp.	792,888	105,025,944
Spirit AeroSystems Holdings, Inc. Class A (a)	2,211,778	76,217,870
Standardaero, Inc. (a) (b)	1,749,276	46,600,713
Textron, Inc.	1,395,186	100,802,188
Security Description	Shares	Value
TransDigm Group, Inc.	76,551	$105,892,233
Triumph Group, Inc. (a)	873,659	22,138,519
V2X, Inc. (a) (b)	396,973	19,471,526
Woodward, Inc.	567,343	103,534,424
TOTAL COMMON STOCKS (Cost $2,409,332,614)		2,591,883,518
SHORT-TERM INVESTMENTS — 6.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (c) (d)	1,901,951	1,901,951
State Street Navigator Securities Lending Portfolio II (e) (f)	153,154,448	153,154,448
TOTAL SHORT-TERM INVESTMENTS (Cost $155,056,399)		155,056,399
TOTAL INVESTMENTS — 105.9% (Cost $2,564,389,013)		2,746,939,917
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.9)%		(153,563,225)
NET ASSETS — 100.0%		$2,593,376,692

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,591,883,518	$—	$—	$2,591,883,518
Short-Term Investments	155,056,399	—	—	155,056,399
TOTAL INVESTMENTS	$2,746,939,917	$—	$—	$2,746,939,917
See accompanying notes to Schedule of Investments.

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,708,743	$2,709,555	$15,124,722	$17,834,277	$212	$(212)	—	$—	$46,493
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	40,575,149	38,673,198	—	—	1,901,951	1,901,951	95,658
State Street Navigator Securities Lending Portfolio II	160,660,356	160,660,356	1,038,342,984	1,045,848,892	—	—	153,154,448	153,154,448	1,007,581
Total		$163,369,911	$1,094,042,855	$1,102,356,367	$212	$(212)		$155,056,399	$1,149,732
See accompanying notes to Schedule of Investments.

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
ASSET MANAGEMENT & CUSTODY BANKS — 2.1%
Bank of New York Mellon Corp.	255,237	$21,406,727
Northern Trust Corp.	209,843	20,701,012
		42,107,739
COMMERCIAL & RESIDENTIAL MORTGAGE FINANCE — 8.7%
Essent Group Ltd. (a)	381,939	22,045,519
MGIC Investment Corp.	912,088	22,601,541
Mr. Cooper Group, Inc. (a) (b)	204,758	24,489,057
NMI Holdings, Inc. (b)	596,446	21,501,878
PennyMac Financial Services, Inc. (a)	214,766	21,500,224
Radian Group, Inc. (a)	667,523	22,074,986
Rocket Cos., Inc. Class A (a)	1,446,536	17,459,689
Walker & Dunlop, Inc.	238,664	20,372,359
		172,045,253
DIVERSIFIED BANKS — 10.9%
Bank of America Corp.	516,487	21,553,002
Citigroup, Inc.	303,354	21,535,100
Comerica, Inc.	356,935	21,080,581
Fifth Third Bancorp	534,999	20,971,961
First Citizens BancShares, Inc. Class A	11,738	21,763,661
JPMorgan Chase & Co.	90,447	22,186,649
KeyCorp	1,331,599	21,292,268
PNC Financial Services Group, Inc.	120,540	21,187,316
U.S. Bancorp	494,557	20,880,197
Wells Fargo & Co.	299,042	21,468,225
		213,918,960
OTHER DIVERSIFIED FINANCIAL SERVICES — 5.3%
Apollo Global Management, Inc.	152,779	20,921,556
Corebridge Financial, Inc.	649,847	20,515,670
Equitable Holdings, Inc.	400,798	20,877,568
Jackson Financial, Inc. Class A	255,934	21,442,150
Voya Financial, Inc.	311,847	21,130,753
		104,887,697
REGIONAL BANKS — 72.6%
Ameris Bancorp	364,974	21,011,553
Associated Banc-Corp.	951,665	21,441,012
Atlantic Union Bankshares Corp. (a)	643,359	20,034,199
Axos Financial, Inc. (b)	329,705	21,272,567
Banc of California, Inc.	1,504,610	21,350,416
BancFirst Corp.	148,133	16,275,373
Bancorp, Inc. (b)	406,170	21,462,023
Bank of Hawaii Corp.	309,928	21,375,734
Bank OZK	469,665	20,406,944
Security Description	Shares	Value
BankUnited, Inc.	618,268	$21,293,150
Banner Corp.	325,999	20,788,956
BOK Financial Corp.	204,164	21,263,681
Cadence Bank	700,414	21,264,569
Cathay General Bancorp (a)	484,786	20,860,342
Citizens Financial Group, Inc.	509,343	20,867,783
Columbia Banking System, Inc.	857,449	21,384,778
Commerce Bancshares, Inc.	345,395	21,493,931
Community Financial System, Inc.	305,802	17,387,902
Cullen/Frost Bankers, Inc.	167,098	20,920,670
CVB Financial Corp.	1,108,243	20,458,166
East West Bancorp, Inc. (a)	241,286	21,657,831
Eastern Bankshares, Inc.	1,314,616	21,559,702
First BanCorp	1,173,867	22,503,030
First Financial Bancorp	573,135	14,316,912
First Financial Bankshares, Inc.	588,106	21,124,767
First Hawaiian, Inc. (a)	840,321	20,537,445
First Horizon Corp.	1,100,541	21,372,506
First Interstate BancSystem, Inc. Class A	729,152	20,890,205
First Merchants Corp.	325,724	13,172,279
Flagstar Financial, Inc. (a)	1,767,848	20,542,394
FNB Corp. (a)	1,554,545	20,908,630
Fulton Financial Corp.	1,167,881	21,126,967
Glacier Bancorp, Inc. (a)	466,041	20,608,333
Hancock Whitney Corp.	409,317	21,468,677
Hilltop Holdings, Inc.	514,589	15,669,235
Home BancShares, Inc.	739,089	20,894,046
Huntington Bancshares, Inc.	1,416,709	21,264,802
Independent Bank Corp.	335,775	21,036,304
International Bancshares Corp.	335,554	21,160,035
Lakeland Financial Corp.	165,173	9,817,883
M&T Bank Corp.	119,797	21,413,714
NBT Bancorp, Inc. (a)	291,293	12,496,470
OFG Bancorp	486,376	19,464,768
Old National Bancorp (a)	999,669	21,182,986
Pacific Premier Bancorp, Inc.	804,248	17,146,567
Pathward Financial, Inc.	274,179	20,001,358
Pinnacle Financial Partners, Inc. (a)	203,324	21,560,477
Popular, Inc.	236,549	21,850,031
Prosperity Bancshares, Inc.	293,216	20,926,826
Provident Financial Services, Inc.	849,848	14,591,890
Regions Financial Corp.	978,782	21,268,933
Renasant Corp. (a)	612,214	20,772,421
Seacoast Banking Corp. of Florida	548,652	14,116,816
ServisFirst Bancshares, Inc. (a)	252,644	20,868,394
Simmons First National Corp. Class A	823,328	16,902,924
SouthState Corp. (a)	228,302	21,190,992

See accompanying notes to Schedule of Investments.

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Synovus Financial Corp.	460,216	$21,510,496
Texas Capital Bancshares, Inc. (b)	285,657	21,338,578
Triumph Financial, Inc. (b)	239,893	13,865,815
Truist Financial Corp.	517,396	21,290,845
Trustmark Corp.	404,592	13,954,378
UMB Financial Corp.	208,237	21,052,761
United Bankshares, Inc.	602,372	20,884,237
United Community Banks, Inc.	725,051	20,395,685
Valley National Bancorp	2,372,062	21,087,631
WaFd, Inc.	716,228	20,469,796
Webster Financial Corp.	414,832	21,384,590
WesBanco, Inc.	665,153	20,593,137
Western Alliance Bancorp	271,943	20,893,381
Wintrust Financial Corp.	187,784	21,118,189
WSFS Financial Corp. (a)	396,499	20,566,403
Zions Bancorp NA	429,978	21,438,703
		1,431,845,924
TOTAL COMMON STOCKS (Cost $2,056,228,477)		1,964,805,573
SHORT-TERM INVESTMENTS — 3.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (c) (d)	1,847,772	1,847,772
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	73,684,712	$73,684,712
TOTAL SHORT-TERM INVESTMENTS (Cost $75,532,484)		75,532,484
TOTAL INVESTMENTS — 103.4% (Cost $2,131,760,961)		2,040,338,057
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.4)%		(68,023,501)
NET ASSETS — 100.0%		$1,972,314,556

(a)	All or a portion of the shares of the security are on loan at March 31, 2025.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,964,805,573	$—	$—	$1,964,805,573
Short-Term Investments	75,532,484	—	—	75,532,484
TOTAL INVESTMENTS	$2,040,338,057	$—	$—	$2,040,338,057

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	982,274	$982,568	$9,251,809	$10,234,377	$41	$(41)	—	$—	$17,055
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	66,789,780	64,942,008	—	—	1,847,772	1,847,772	67,285
State Street Navigator Securities Lending Portfolio II	29,664,528	29,664,528	811,083,411	767,063,227	—	—	73,684,712	73,684,712	126,362
Total		$30,647,096	$887,125,000	$842,239,612	$41	$(41)		$75,532,484	$210,702
See accompanying notes to Schedule of Investments.

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 99.9%
89bio, Inc. (a) (b)	1,666,054	$12,112,213
AbbVie, Inc.	618,673	129,624,367
ACADIA Pharmaceuticals, Inc. (a)	2,431,343	40,384,607
ADMA Biologics, Inc. (a)	2,711,065	53,787,530
Agios Pharmaceuticals, Inc. (a)	1,136,554	33,301,032
Akebia Therapeutics, Inc. (a) (b)	2,508,226	4,815,794
Akero Therapeutics, Inc. (a)	899,230	36,400,830
Alkermes PLC (a)	1,826,281	60,303,799
Alnylam Pharmaceuticals, Inc. (a)	541,230	146,142,925
Altimmune, Inc. (a) (b)	1,744,034	8,720,170
Amgen, Inc.	419,875	130,812,056
Amicus Therapeutics, Inc. (a)	3,080,383	25,135,925
AnaptysBio, Inc. (a) (b)	378,481	7,035,962
Anavex Life Sciences Corp. (a) (b)	1,547,079	13,273,938
Apellis Pharmaceuticals, Inc. (a) (b)	2,186,651	47,822,057
Apogee Therapeutics, Inc. (a) (b)	521,952	19,500,127
Arbutus Biopharma Corp. (a) (b)	1,005,911	3,510,629
Arcellx, Inc. (a) (b)	710,194	46,588,726
Arcturus Therapeutics Holdings, Inc. (a) (b)	600,615	6,360,513
Arcus Biosciences, Inc. (a) (b)	1,363,592	10,704,197
Arcutis Biotherapeutics, Inc. (a) (b)	1,946,684	30,446,138
Ardelyx, Inc. (a) (b)	4,775,786	23,449,109
ArriVent Biopharma, Inc. (a) (b)	211,251	3,906,031
Arrowhead Pharmaceuticals, Inc. (a) (b)	2,340,269	29,815,027
ARS Pharmaceuticals, Inc. (a) (b)	914,354	11,502,573
Avidity Biosciences, Inc. (a) (b)	1,757,967	51,895,186
Beam Therapeutics, Inc. (a) (b)	1,455,133	28,418,747
BioCryst Pharmaceuticals, Inc. (a)	3,075,062	23,062,965
Biogen, Inc. (a)	935,939	128,073,893
Biohaven Ltd. (a)	1,452,832	34,926,081
BioMarin Pharmaceutical, Inc. (a)	1,589,559	112,365,926
Blueprint Medicines Corp. (a)	1,205,650	106,712,081
Bridgebio Pharma, Inc. (a) (b)	2,453,589	84,820,572
Capricor Therapeutics, Inc. (a) (b)	1,007,415	9,560,368
CareDx, Inc. (a) (b)	1,205,704	21,401,246
Catalyst Pharmaceuticals, Inc. (a)	1,270,961	30,820,804
Security Description	Shares	Value
Celldex Therapeutics, Inc. (a) (b)	1,315,141	$23,869,809
CG oncology, Inc. (a) (b)	867,027	21,233,491
Cogent Biosciences, Inc. (a) (b)	2,035,444	12,192,310
Crinetics Pharmaceuticals, Inc. (a) (b)	1,239,677	41,578,767
CRISPR Therapeutics AG (a) (b)	1,772,632	60,322,667
Cullinan Therapeutics, Inc. (a) (b)	666,977	5,049,016
Cytokinetics, Inc. (a) (b)	1,790,330	71,953,363
Day One Biopharmaceuticals, Inc. (a) (b)	1,446,442	11,470,285
Denali Therapeutics, Inc. (a) (b)	1,567,591	21,311,400
Dianthus Therapeutics, Inc. (a) (b)	289,752	5,256,101
Disc Medicine, Inc. (a) (b)	413,183	20,510,404
Dynavax Technologies Corp. (a) (b)	1,995,274	25,878,704
Dyne Therapeutics, Inc. (a)	1,788,706	18,709,865
Emergent BioSolutions, Inc. (a) (b)	1,348,628	6,554,332
Exact Sciences Corp. (a) (b)	2,830,764	122,543,774
Exelixis, Inc. (a)	2,794,117	103,158,800
Geron Corp. (a) (b)	10,701,795	17,015,854
Gilead Sciences, Inc.	1,150,987	128,968,093
GRAIL, Inc. (a) (b)	739,161	18,878,172
Halozyme Therapeutics, Inc. (a)	1,348,752	86,063,865
Humacyte, Inc. (a) (b)	2,245,616	3,828,775
Ideaya Biosciences, Inc. (a) (b)	1,473,488	24,135,733
ImmunityBio, Inc. (a) (b)	3,939,643	11,858,325
Immunome, Inc. (a) (b)	1,243,979	8,371,979
Immunovant, Inc. (a) (b)	1,685,374	28,803,042
Incyte Corp. (a)	1,937,126	117,292,979
Insmed, Inc. (a) (b)	1,772,080	135,191,983
Intellia Therapeutics, Inc. (a)	2,186,058	15,542,872
Ionis Pharmaceuticals, Inc. (a) (b)	2,139,429	64,546,573
Iovance Biotherapeutics, Inc. (a) (b)	5,116,929	17,039,374
Janux Therapeutics, Inc. (a) (b)	683,143	18,444,861
KalVista Pharmaceuticals, Inc. (a) (b)	318,842	3,679,437
Keros Therapeutics, Inc. (a) (b)	671,668	6,844,297
Krystal Biotech, Inc. (a) (b)	293,359	52,892,628
Kura Oncology, Inc. (a)	1,591,439	10,503,497
Kymera Therapeutics, Inc. (a) (b)	715,964	19,595,935
Madrigal Pharmaceuticals, Inc. (a) (b)	363,011	120,240,133
MannKind Corp. (a) (b)	3,204,113	16,116,688
MiMedx Group, Inc. (a)	795,856	6,048,506

See accompanying notes to Schedule of Investments.

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Mirum Pharmaceuticals, Inc. (a) (b)	629,496	$28,358,795
Moderna, Inc. (a) (b)	3,747,636	106,245,481
Myriad Genetics, Inc. (a)	1,781,997	15,806,313
Natera, Inc. (a)	907,987	128,398,442
Neurocrine Biosciences, Inc. (a)	1,202,968	133,048,261
Novavax, Inc. (a) (b)	3,371,167	21,609,180
Nurix Therapeutics, Inc. (a) (b)	1,336,331	15,875,612
Nuvalent, Inc. Class A (a) (b)	621,431	44,071,886
Organogenesis Holdings, Inc. (a)	388,356	1,677,698
ORIC Pharmaceuticals, Inc. (a) (b)	939,872	5,244,486
Praxis Precision Medicines, Inc. (a) (b)	354,970	13,442,714
Protagonist Therapeutics, Inc. (a)	537,233	25,980,588
Prothena Corp. PLC (a) (b)	533,851	6,606,406
PTC Therapeutics, Inc. (a)	692,761	35,303,101
Recursion Pharmaceuticals, Inc. Class A (a) (b)	7,264,186	38,427,544
Regeneron Pharmaceuticals, Inc.	190,284	120,683,821
Relay Therapeutics, Inc. (a) (b)	2,489,296	6,521,955
Replimune Group, Inc. (a) (b)	954,195	9,303,401
Revolution Medicines, Inc. (a) (b)	1,983,677	70,142,819
Rhythm Pharmaceuticals, Inc. (a)	700,814	37,122,118
Rigel Pharmaceuticals, Inc. (a) (b)	259,704	4,672,075
Rocket Pharmaceuticals, Inc. (a) (b)	1,892,163	12,620,727
Roivant Sciences Ltd. (a) (b)	6,017,735	60,718,946
Sana Biotechnology, Inc. (a) (b)	2,368,744	3,979,490
Sarepta Therapeutics, Inc. (a)	1,183,119	75,506,655
Scholar Rock Holding Corp. (a) (b)	1,355,537	43,580,515
Soleno Therapeutics, Inc. (a) (b)	562,711	40,205,701
SpringWorks Therapeutics, Inc. (a)	1,346,517	59,421,795
Spyre Therapeutics, Inc. (a) (b)	853,678	13,774,094
Stoke Therapeutics, Inc. (a) (b)	749,048	4,981,169
Summit Therapeutics, Inc. (a) (b)	2,788,770	53,795,373
Syndax Pharmaceuticals, Inc. (a)	2,082,335	25,581,485
TG Therapeutics, Inc. (a) (b)	2,207,606	87,045,905
Travere Therapeutics, Inc. (a) (b)	1,760,390	31,546,189
Twist Bioscience Corp. (a) (b)	1,205,149	47,314,150
Security Description	Shares	Value
Ultragenyx Pharmaceutical, Inc. (a)	1,078,043	$39,035,937
uniQure NV (a) (b)	1,002,406	10,625,504
United Therapeutics Corp. (a)	427,288	131,720,072
Vaxcyte, Inc. (a) (b)	1,600,050	60,417,888
Vera Therapeutics, Inc. (a) (b)	1,030,317	24,748,214
Veracyte, Inc. (a) (b)	1,346,992	39,938,313
Vericel Corp. (a) (b)	578,970	25,833,641
Vertex Pharmaceuticals, Inc. (a)	264,818	128,389,063
Verve Therapeutics, Inc. (a) (b)	1,366,682	6,245,737
Viking Therapeutics, Inc. (a) (b)	2,230,813	53,874,134
Vir Biotechnology, Inc. (a) (b)	2,077,360	13,461,293
Viridian Therapeutics, Inc. (a) (b)	1,285,171	17,324,105
Xencor, Inc. (a) (b)	1,052,894	11,202,792
		5,062,442,416
HEALTH CARE EQUIPMENT — 0.0%
OmniAb, Inc. (a) (b) (c)	323,918	$—
PHARMACEUTICALS — 0.0% (d)
Scilex Holding Co. (a)	5,938,524	1,475,723
TOTAL COMMON STOCKS (Cost $6,836,574,410)		5,063,918,139
RIGHTS — 0.1%
BIOTECHNOLOGY — 0.1%
Inhibrx, Inc. (expiring 12/31/49) (a) (b)	1,645,973	1,069,883
Mirati Therapeutics, Inc. (expiring 12/31/49) (a) (b)	1,369,552	958,686
TOTAL RIGHTS (Cost $2,028,569)		2,028,569
SHORT-TERM INVESTMENTS — 7.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (e) (f)	4,507,906	4,507,906
State Street Navigator Securities Lending Portfolio II (g) (h)	356,671,536	356,671,536
TOTAL SHORT-TERM INVESTMENTS (Cost $361,179,442)		361,179,442
TOTAL INVESTMENTS — 107.1% (Cost $7,199,782,421)		5,427,126,150
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.1)%		(357,995,447)
NET ASSETS — 100.0%		$5,069,130,703

See accompanying notes to Schedule of Investments.

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2025, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2025.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,063,918,139	$—	$0(a)	$5,063,918,139
Rights	—	2,028,569	—	2,028,569
Short-Term Investments	361,179,442	—	—	361,179,442
TOTAL INVESTMENTS	$5,425,097,581	$2,028,569	$0	$5,427,126,150
(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2025.

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,275,805	$3,276,788	$105,731,498	$109,008,286	$168	$(168)	—	$—	$104,246
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	77,964,178	73,456,272	—	—	4,507,906	4,507,906	130,231
State Street Navigator Securities Lending Portfolio II	531,386,578	531,386,578	2,747,926,314	2,922,641,356	—	—	356,671,536	356,671,536	3,533,728
Total		$534,663,366	$2,931,621,990	$3,105,105,914	$168	$(168)		$361,179,442	$3,768,205
See accompanying notes to Schedule of Investments.

SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ASSET MANAGEMENT & CUSTODY BANKS — 45.8%
Acadian Asset Management, Inc.	124,850	$3,228,621
Affiliated Managers Group, Inc.	48,444	8,140,045
Ameriprise Financial, Inc.	16,250	7,866,788
ARES Management Corp. Class A	53,568	7,853,605
Artisan Partners Asset Management, Inc. Class A	202,513	7,918,258
Bank of New York Mellon Corp.	96,927	8,129,268
Blackrock, Inc.	8,569	8,110,387
Blackstone, Inc.	55,635	7,776,660
Blue Owl Capital, Inc.	412,438	8,265,258
Carlyle Group, Inc.	186,177	8,115,455
Cohen & Steers, Inc.	101,518	8,146,820
Diamond Hill Investment Group, Inc.	9,547	1,363,693
DigitalBridge Group, Inc.	843,114	7,436,265
Federated Hermes, Inc.	207,734	8,469,315
Franklin Resources, Inc. (a)	407,251	7,839,582
GCM Grosvenor, Inc. Class A	217,008	2,871,016
Hamilton Lane, Inc. Class A	55,311	8,223,086
Invesco Ltd.	513,046	7,782,908
Janus Henderson Group PLC	208,438	7,535,034
KKR & Co., Inc.	68,430	7,911,192
Northern Trust Corp.	79,643	7,856,782
P10, Inc. Class A	506,087	5,946,522
SEI Investments Co.	105,984	8,227,538
State Street Corp. (b)	91,211	8,166,121
StepStone Group, Inc. Class A	149,761	7,822,017
T. Rowe Price Group, Inc.	83,861	7,704,310
TPG, Inc.	157,508	7,470,604
Victory Capital Holdings, Inc. Class A	136,764	7,914,533
Virtus Investment Partners, Inc.	28,980	4,994,993
WisdomTree, Inc.	909,786	8,115,291
		217,201,967
FINANCIAL EXCHANGES & DATA — 22.4%
Cboe Global Markets, Inc.	37,517	8,489,722
CME Group, Inc.	30,507	8,093,202
Coinbase Global, Inc. Class A (c)	40,845	7,034,734
Donnelley Financial Solutions, Inc. (c)	178,808	7,815,698
FactSet Research Systems, Inc.	18,187	8,268,538
Intercontinental Exchange, Inc.	46,314	7,989,165
MarketAxess Holdings, Inc.	37,813	8,180,843
Moody's Corp.	17,703	8,244,110
Morningstar, Inc.	27,183	8,151,366
MSCI, Inc.	14,396	8,140,938
Nasdaq, Inc.	107,207	8,132,723
Open Lending Corp. (c)	268,622	741,397
S&P Global, Inc.	16,403	8,334,364
Tradeweb Markets, Inc. Class A	58,707	8,715,641
		106,332,441
Security Description	Shares	Value
INVESTMENT BANKING & BROKERAGE — 31.7%
BGC Group, Inc. Class A	917,245	$8,411,137
Charles Schwab Corp.	105,373	8,248,598
Evercore, Inc. Class A	39,424	7,873,761
Goldman Sachs Group, Inc.	14,644	7,999,871
Houlihan Lokey, Inc.	49,878	8,055,297
Interactive Brokers Group, Inc. Class A	45,734	7,573,093
Jefferies Financial Group, Inc.	142,437	7,630,350
Lazard, Inc. (a)	170,701	7,391,353
LPL Financial Holdings, Inc.	24,556	8,033,250
Moelis & Co. Class A	130,227	7,600,048
Morgan Stanley	68,646	8,008,929
Perella Weinberg Partners	405,812	7,466,941
Piper Sandler Cos.	30,747	7,614,802
PJT Partners, Inc. Class A	55,281	7,622,144
Raymond James Financial, Inc.	55,405	7,696,308
Robinhood Markets, Inc. Class A (c)	200,984	8,364,954
Stifel Financial Corp.	82,212	7,749,303
StoneX Group, Inc. (c)	107,270	8,193,283
Virtu Financial, Inc. Class A	221,156	8,430,467
		149,963,889
TOTAL COMMON STOCKS (Cost $481,220,879)		473,498,297
SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (d) (e)	491,736	491,736
State Street Navigator Securities Lending Portfolio II (b) (f)	8,987,223	8,987,223
TOTAL SHORT-TERM INVESTMENTS (Cost $9,478,959)		9,478,959
TOTAL INVESTMENTS — 101.9% (Cost $490,699,838)		482,977,256
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(8,896,573)
NET ASSETS — 100.0%		$474,080,683

(a)	All or a portion of the shares of the security are on loan at March 31, 2025.
(b)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.

See accompanying notes to Schedule of Investments.

SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

(e)	The rate shown is the annualized seven-day yield at March 31, 2025.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$473,498,297	$—	$—	$473,498,297
Short-Term Investments	9,478,959	—	—	9,478,959
TOTAL INVESTMENTS	$482,977,256	$—	$—	$482,977,256

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Corp.	97,623	$7,224,102	$5,606,965	$6,027,509	$889,525	$473,038	91,211	$8,166,121	$218,766
State Street Institutional Liquid Reserves Fund, Premier Class	353,565	353,671	1,723,246	2,076,918	20	(19)	—	—	6,364
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	10,840,641	10,348,905	—	—	491,736	491,736	14,171
State Street Navigator Securities Lending Portfolio II	2,413,402	2,413,402	164,900,586	158,326,765	—	—	8,987,223	8,987,223	153,911
Total		$9,991,175	$183,071,438	$176,780,097	$889,545	$473,019		$17,645,080	$393,212
See accompanying notes to Schedule of Investments.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 3.5%
General Dynamics Corp.	657,541	$179,232,526
L3Harris Technologies, Inc.	820,212	171,678,574
Lockheed Martin Corp.	444,296	198,471,466
Northrop Grumman Corp.	287,100	146,998,071
		696,380,637
AIR FREIGHT & LOGISTICS — 1.2%
CH Robinson Worldwide, Inc.	1,238,500	126,822,400
Expeditors International of Washington, Inc.	948,027	114,000,247
		240,822,647
BANKS — 2.1%
BancFirst Corp. (a)	215,336	23,658,966
Bank OZK (a)	1,011,780	43,961,841
Commerce Bancshares, Inc. (a)	1,268,704	78,951,450
Community Financial System, Inc.	541,636	30,797,423
Cullen/Frost Bankers, Inc. (a)	677,743	84,853,424
Prosperity Bancshares, Inc.	993,496	70,905,810
UMB Financial Corp.	454,120	45,911,532
United Bankshares, Inc.	1,446,993	50,167,247
		429,207,693
BEVERAGES — 3.3%
Brown-Forman Corp. Class B (a)	2,236,765	75,915,804
Coca-Cola Co.	4,089,835	292,913,983
PepsiCo, Inc.	1,942,641	291,279,591
		660,109,378
BIOTECHNOLOGY — 1.8%
AbbVie, Inc.	1,761,752	369,122,279
BUILDING PRODUCTS — 0.8%
A.O. Smith Corp.	1,262,722	82,531,510
Carlisle Cos., Inc.	218,789	74,497,654
		157,029,164
CAPITAL MARKETS — 2.5%
FactSet Research Systems, Inc.	150,673	68,501,973
Franklin Resources, Inc. (a)	3,422,624	65,885,512
S&P Global, Inc.	115,659	58,766,338
SEI Investments Co.	1,044,192	81,060,625
T. Rowe Price Group, Inc.	2,412,875	221,670,826
		495,885,274
CHEMICALS — 4.6%
Air Products & Chemicals, Inc.	602,566	177,708,765
Albemarle Corp. (a)	1,250,349	90,050,135
Ecolab, Inc.	372,529	94,443,552
Hawkins, Inc. (a)	221,300	23,440,096
HB Fuller Co.	644,189	36,151,887
Linde PLC	245,704	114,409,611
PPG Industries, Inc.	1,507,249	164,817,678
RPM International, Inc.	1,065,475	123,254,148
Sherwin-Williams Co.	189,859	66,296,864
Security Description	Shares	Value
Westlake Corp.	357,641	$35,774,829
		926,347,565
COMMERCIAL SERVICES & SUPPLIES — 2.8%
ABM Industries, Inc.	669,743	31,719,028
Brady Corp. Class A	478,941	33,832,392
Cintas Corp.	351,524	72,248,728
MSA Safety, Inc. (a)	436,429	64,019,770
RB Global, Inc. (a)	1,156,216	115,968,465
Republic Services, Inc.	442,403	107,132,310
Waste Management, Inc.	576,909	133,560,203
		558,480,896
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.9%
Casey's General Stores, Inc.	99,721	43,282,903
Costco Wholesale Corp.	43,780	41,406,248
Sysco Corp.	2,900,124	217,625,305
Target Corp.	1,953,296	203,845,970
Walmart, Inc.	787,916	69,171,146
		575,331,572
CONTAINERS & PACKAGING — 1.6%
Amcor PLC	15,284,864	148,263,181
AptarGroup, Inc.	588,239	87,282,903
Silgan Holdings, Inc. (a)	881,937	45,084,619
Sonoco Products Co.	1,086,468	51,324,748
		331,955,451
DISTRIBUTORS — 0.9%
Genuine Parts Co.	1,518,958	180,968,656
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.1%
Verizon Communications, Inc.	13,929,077	631,822,933
ELECTRIC UTILITIES — 9.0%
Alliant Energy Corp.	2,832,266	182,256,317
Edison International	5,723,448	337,225,556
Evergy, Inc.	2,444,240	168,530,348
Eversource Energy	4,098,111	254,533,674
MGE Energy, Inc. (a)	435,463	40,480,641
NextEra Energy, Inc.	3,206,511	227,309,565
Southern Co.	3,405,983	313,180,137
Xcel Energy, Inc.	3,957,481	280,150,080
		1,803,666,318
ELECTRICAL EQUIPMENT — 0.6%
Emerson Electric Co.	1,059,503	116,163,909
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
Badger Meter, Inc.	247,626	47,110,846
FINANCIAL SERVICES — 0.5%
Jack Henry & Associates, Inc.	586,561	107,106,039
FOOD PRODUCTS — 4.1%
Archer-Daniels-Midland Co.	5,245,613	251,841,880
Flowers Foods, Inc. (a)	2,220,259	42,207,124
Hormel Foods Corp.	3,238,415	100,196,560
J&J Snack Foods Corp. (a)	192,376	25,339,767
J.M. Smucker Co.	1,239,295	146,744,921

See accompanying notes to Schedule of Investments.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Lancaster Colony Corp.	213,065	$37,286,375
McCormick & Co., Inc.	2,562,104	210,886,780
		814,503,407
GAS UTILITIES — 2.7%
Atmos Energy Corp. (a)	1,455,597	225,006,184
Chesapeake Utilities Corp.	250,257	32,140,506
National Fuel Gas Co.	874,609	69,260,287
New Jersey Resources Corp.	1,082,597	53,112,209
ONE Gas, Inc. (a)	625,018	47,245,111
Spire, Inc.	616,855	48,268,904
UGI Corp. (a)	2,192,535	72,507,132
		547,540,333
GROUND TRANSPORTATION — 1.2%
CSX Corp.	3,698,051	108,833,641
JB Hunt Transport Services, Inc.	481,975	71,308,201
Ryder System, Inc. (a)	443,859	63,831,363
		243,973,205
HEALTH CARE EQUIPMENT & SUPPLIES — 3.0%
Abbott Laboratories	1,356,234	179,904,440
Becton Dickinson & Co.	612,114	140,210,833
Medtronic PLC	3,158,655	283,836,738
		603,952,011
HEALTH CARE PROVIDERS & SERVICES — 1.2%
Cardinal Health, Inc.	1,078,756	148,620,214
Cencora, Inc.	320,315	89,076,398
		237,696,612
HOTELS, RESTAURANTS & LEISURE — 1.1%
McDonald's Corp.	695,353	217,207,417
HOUSEHOLD PRODUCTS — 5.1%
Church & Dwight Co., Inc.	829,125	91,278,371
Clorox Co.	1,384,447	203,859,821
Colgate-Palmolive Co.	2,034,520	190,634,524
Kimberly-Clark Corp.	2,356,996	335,211,971
Procter & Gamble Co.	1,189,175	202,659,204
		1,023,643,891
INSURANCE — 5.3%
Aflac, Inc.	1,737,551	193,198,296
Assurant, Inc.	568,764	119,298,249
Brown & Brown, Inc.	450,960	56,099,424
Chubb Ltd.	401,431	121,228,148
Cincinnati Financial Corp.	1,335,182	197,233,085
Erie Indemnity Co. Class A	278,143	116,555,824
Old Republic International Corp.	2,556,529	100,267,067
RenaissanceRe Holdings Ltd.	199,047	47,771,280
RLI Corp.	789,116	63,389,688
W.R. Berkley Corp.	772,574	54,976,366
		1,070,017,427
IT SERVICES — 1.4%
International Business Machines Corp.	1,098,623	273,183,595
Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Polaris, Inc. (a)	615,512	$25,199,061
LIFE SCIENCES TOOLS & SERVICES — 0.1%
West Pharmaceutical Services, Inc.	60,457	13,535,113
MACHINERY — 5.4%
Caterpillar, Inc.	309,967	102,227,117
Donaldson Co., Inc.	1,223,881	82,073,460
Dover Corp.	449,137	78,904,388
Franklin Electric Co., Inc.	426,061	39,998,607
Graco, Inc.	1,235,257	103,156,312
Illinois Tool Works, Inc.	739,953	183,515,743
Lincoln Electric Holdings, Inc.	588,193	111,262,588
Nordson Corp.	555,751	112,106,092
Pentair PLC	784,005	68,584,757
Stanley Black & Decker, Inc.	1,539,996	118,394,892
Toro Co. (a)	1,047,561	76,210,063
		1,076,434,019
METALS & MINING — 1.3%
Nucor Corp.	1,254,016	150,908,285
Royal Gold, Inc.	682,019	111,516,927
		262,425,212
MULTI-UTILITIES — 4.0%
Avista Corp.	884,211	37,021,914
Black Hills Corp.	798,186	48,409,981
Consolidated Edison, Inc.	3,337,646	369,110,271
WEC Energy Group, Inc.	3,147,959	343,064,572
		797,606,738
OIL, GAS & CONSUMABLE FUELS — 3.8%
Chevron Corp.	2,350,465	393,209,290
Exxon Mobil Corp.	2,753,432	327,465,668
Texas Pacific Land Corp.	34,584	45,823,454
		766,498,412
PERSONAL CARE PRODUCTS — 1.8%
Kenvue, Inc.	15,021,441	360,214,155
PHARMACEUTICALS — 1.8%
Johnson & Johnson	1,898,459	314,840,441
Perrigo Co. PLC	1,557,026	43,659,009
		358,499,450
PROFESSIONAL SERVICES — 1.2%
Automatic Data Processing, Inc.	575,610	175,866,123
Robert Half, Inc. (a)	1,122,494	61,232,048
		237,098,171
RESIDENTIAL REITs — 1.8%
Equity LifeStyle Properties, Inc. REIT	2,075,881	138,461,263
Essex Property Trust, Inc. REIT	723,966	221,946,256
		360,407,519
RETAIL REITs — 3.4%
Federal Realty Investment Trust REIT	881,352	86,213,852

See accompanying notes to Schedule of Investments.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
NNN REIT, Inc.	2,117,040	$90,291,756
Realty Income Corp. REIT	8,871,273	514,622,547
		691,128,155
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.7%
Analog Devices, Inc.	647,592	130,599,879
Microchip Technology, Inc.	4,573,783	221,416,835
QUALCOMM, Inc.	1,045,084	160,535,353
Texas Instruments, Inc.	1,270,931	228,386,301
		740,938,368
SOFTWARE — 0.5%
Microsoft Corp.	144,168	54,119,226
Roper Technologies, Inc.	97,049	57,218,149
		111,337,375
SPECIALTY RETAIL — 1.5%
Best Buy Co., Inc.	2,170,316	159,756,961
Lowe's Cos., Inc.	577,739	134,746,067
		294,503,028
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
NIKE, Inc. Class B	2,335,774	148,274,934
TRADING COMPANIES & DISTRIBUTORS — 1.2%
Fastenal Co.	2,334,290	181,024,190
WW Grainger, Inc.	56,387	55,700,770
		236,724,960
WATER UTILITIES — 0.9%
American States Water Co.	450,617	35,454,546
California Water Service Group	689,107	33,394,125
Essential Utilities, Inc.	3,005,318	118,800,220
		187,648,891
TOTAL COMMON STOCKS (Cost $18,287,064,744)		20,027,702,716
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (b) (c)	29,998,471	$29,998,471
State Street Navigator Securities Lending Portfolio II (d) (e)	90,615,397	90,615,397
TOTAL SHORT-TERM INVESTMENTS (Cost $120,613,868)		120,613,868
TOTAL INVESTMENTS — 100.3% (Cost $18,407,678,612)		20,148,316,584
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(64,042,462)
NET ASSETS — 100.0%		$20,084,274,122
(a)	All or a portion of the shares of the security are on loan at March 31, 2025.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2025.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At March 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	129	06/20/2025	$36,530,173	$36,463,462	$(66,711)
See accompanying notes to Schedule of Investments.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$20,027,702,716	$—	$—	$20,027,702,716
Short-Term Investments	120,613,868	—	—	120,613,868
TOTAL INVESTMENTS	$20,148,316,584	$—	$—	$20,148,316,584
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(66,711)	$—	$—	$(66,711)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(66,711)	$—	$—	$(66,711)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	33,158,892	$33,168,840	$112,450,558	$145,619,398	$21	$(21)	—	$—	$506,230
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	643,536,759	613,538,288	—	—	29,998,471	29,998,471	1,160,969
State Street Navigator Securities Lending Portfolio II	104,487,153	104,487,153	1,891,151,834	1,905,023,590	—	—	90,615,397	90,615,397	246,795
Total		$137,655,993	$2,647,139,151	$2,664,181,276	$21	$(21)		$120,613,868	$1,913,994
See accompanying notes to Schedule of Investments.

SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
HEALTH CARE EQUIPMENT — 76.2%
Abbott Laboratories	23,355	$3,098,174
Alphatec Holdings, Inc. (a)	318,282	3,227,380
Artivion, Inc. (a) (b)	90,797	2,231,790
AtriCure, Inc. (a)	93,080	3,002,761
Axogen, Inc. (a)	95,754	1,771,449
Baxter International, Inc.	88,427	3,026,856
Becton Dickinson & Co.	13,595	3,114,071
Boston Scientific Corp. (a)	31,557	3,183,470
Butterfly Network, Inc. (a) (b)	946,365	2,157,712
CONMED Corp. (b)	51,468	3,108,153
Dexcom, Inc. (a)	43,001	2,936,538
Edwards Lifesciences Corp. (a)	44,414	3,219,127
Enovis Corp. (a) (b)	83,639	3,195,846
Envista Holdings Corp. (a) (b)	181,767	3,137,298
GE HealthCare Technologies, Inc.	36,314	2,930,903
Glaukos Corp. (a) (b)	29,444	2,897,879
Globus Medical, Inc. Class A (a)	42,676	3,123,883
Hologic, Inc. (a)	49,800	3,076,146
IDEXX Laboratories, Inc. (a)	7,378	3,098,391
Inspire Medical Systems, Inc. (a) (b)	18,721	2,981,881
Insulet Corp. (a)	12,250	3,216,973
Integer Holdings Corp. (a)	25,450	3,003,355
Integra LifeSciences Holdings Corp. (a) (b)	136,815	3,008,562
Intuitive Surgical, Inc. (a)	6,119	3,030,557
iRhythm Technologies, Inc. (a) (b)	29,922	3,132,235
LeMaitre Vascular, Inc. (b)	37,325	3,131,568
LivaNova PLC (a)	77,880	3,059,126
Masimo Corp. (a)	18,147	3,023,290
Medtronic PLC	33,251	2,987,935
Novocure Ltd. (a) (b)	147,564	2,629,590
Omnicell, Inc. (a)	91,265	3,190,624
Orthofix Medical, Inc. (a)	47,044	767,288
Paragon 28, Inc. (a) (b)	128,010	1,671,811
Penumbra, Inc. (a)	11,391	3,046,067
PROCEPT BioRobotics Corp. (a) (b)	52,835	3,078,167
QuidelOrtho Corp. (a) (b)	82,527	2,885,969
ResMed, Inc.	13,817	3,092,935
Senseonics Holdings, Inc. (a) (b)	3,002,420	1,969,888
SI-BONE, Inc. (a)	80,135	1,124,294
STERIS PLC	13,557	3,072,694
Stryker Corp.	8,363	3,113,127
Surmodics, Inc. (a)	68,941	2,104,769
Tactile Systems Technology, Inc. (a) (b)	75,888	1,003,239
Tandem Diabetes Care, Inc. (a) (b)	162,108	3,105,989
Teleflex, Inc.	22,453	3,102,780
TransMedics Group, Inc. (a) (b)	45,360	3,051,821
Security Description	Shares	Value
Varex Imaging Corp. (a) (b)	132,384	$1,535,654
Zimmer Biomet Holdings, Inc.	29,249	3,310,402
Zimvie, Inc. (a)	31,227	337,252
		133,307,669
HEALTH CARE SUPPLIES — 23.7%
Align Technology, Inc. (a)	18,489	2,937,162
Avanos Medical, Inc. (a)	114,562	1,641,673
Bioventus, Inc. Class A (a)	62,576	572,570
Cooper Cos., Inc. (a)	38,482	3,245,957
Dentsply Sirona, Inc.	198,485	2,965,366
Embecta Corp. (b)	141,432	1,803,258
Haemonetics Corp. (a) (b)	46,327	2,944,081
ICU Medical, Inc. (a) (b)	21,490	2,984,101
Lantheus Holdings, Inc. (a) (b)	30,171	2,944,690
Merit Medical Systems, Inc. (a)	30,932	3,269,822
Neogen Corp. (a) (b)	320,968	2,782,793
OrthoPediatrics Corp. (a) (b)	57,939	1,427,038
RxSight, Inc. (a)	116,716	2,947,079
Solventum Corp. (a)	41,113	3,126,232
STAAR Surgical Co. (a) (b)	169,043	2,980,228
UFP Technologies, Inc. (a) (b)	14,523	2,929,434
		41,501,484
TOTAL COMMON STOCKS (Cost $213,154,208)		174,809,153
SHORT-TERM INVESTMENTS — 10.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (c) (d)	117,859	117,859
State Street Navigator Securities Lending Portfolio II (e) (f)	17,386,354	17,386,354
TOTAL SHORT-TERM INVESTMENTS (Cost $17,504,213)		17,504,213
TOTAL INVESTMENTS — 109.9% (Cost $230,658,421)		192,313,366
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.9)%		(17,335,471)
NET ASSETS — 100.0%		$174,977,895

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$174,809,153	$—	$—	$174,809,153
Short-Term Investments	17,504,213	—	—	17,504,213
TOTAL INVESTMENTS	$192,313,366	$—	$—	$192,313,366

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	399,084	$399,204	$3,161,556	$3,560,759	$23	$(24)	—	$—	$4,798
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	5,039,439	4,921,580	—	—	117,859	117,859	6,163
State Street Navigator Securities Lending Portfolio II	3,024,830	3,024,830	156,615,596	142,254,072	—	—	17,386,354	17,386,354	16,723
Total		$3,424,034	$164,816,591	$150,736,411	$23	$(24)		$17,504,213	$27,684
See accompanying notes to Schedule of Investments.

SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
HEALTH CARE SERVICES — 46.4%
Addus HomeCare Corp. (a)	17,785	$1,758,759
agilon health, Inc. (a)	354,065	1,533,101
Amedisys, Inc. (a)	17,972	1,664,746
AMN Healthcare Services, Inc. (a)	65,854	1,610,789
Astrana Health, Inc. (a)	45,230	1,402,582
BrightSpring Health Services, Inc. (a) (b)	93,219	1,686,332
Castle Biosciences, Inc. (a)	59,422	1,189,628
Chemed Corp.	2,810	1,729,049
Cigna Group	5,323	1,751,267
CorVel Corp. (a)	13,126	1,469,718
Cross Country Healthcare, Inc. (a)	64,194	955,849
CVS Health Corp.	25,533	1,729,861
DaVita, Inc. (a)	11,607	1,775,523
Enhabit, Inc. (a)	31,024	272,701
Fulgent Genetics, Inc. (a) (b)	31,382	530,356
GeneDx Holdings Corp. (a)	17,979	1,592,310
Guardant Health, Inc. (a)	38,412	1,636,351
Hims & Hers Health, Inc. (a)	48,794	1,441,863
Labcorp Holdings, Inc.	6,991	1,627,085
LifeStance Health Group, Inc. (a)	146,723	977,175
NeoGenomics, Inc. (a)	144,930	1,375,386
OPKO Health, Inc. (a) (b)	298,488	495,490
Option Care Health, Inc. (a)	50,336	1,759,243
Pediatrix Medical Group, Inc. (a)	69,382	1,005,345
Pennant Group, Inc. (a)	27,617	694,568
Premier, Inc. Class A (b)	91,367	1,761,556
Privia Health Group, Inc. (a)	68,925	1,547,366
Quest Diagnostics, Inc.	9,948	1,683,202
RadNet, Inc. (a)	35,046	1,742,487
Talkspace, Inc. (a)	194,230	497,229
		40,896,917
HEALTH CARE DISTRIBUTORS — 12.4%
AdaptHealth Corp. (a)	125,494	1,360,355
Cardinal Health, Inc.	13,053	1,798,312
Cencora, Inc.	6,518	1,812,591
Henry Schein, Inc. (a)	23,671	1,621,227
McKesson Corp.	2,584	1,739,006
Owens & Minor, Inc. (a)	108,634	980,965
Patterson Cos., Inc.	53,165	1,660,874
		10,973,330
HEALTH CARE FACILITIES — 23.2%
Acadia Healthcare Co., Inc. (a)	57,445	1,741,732
Brookdale Senior Living, Inc. (a)	219,452	1,373,770
Community Health Systems, Inc. (a) (b)	265,926	718,000
Concentra Group Holdings Parent, Inc.	80,289	1,742,271
Encompass Health Corp.	17,560	1,778,477
Ensign Group, Inc.	13,175	1,704,845
HCA Healthcare, Inc.	5,292	1,828,651
National HealthCare Corp.	8,155	756,784
Security Description	Shares	Value
PACS Group, Inc. (a)	77,048	$866,020
Select Medical Holdings Corp.	98,605	1,646,703
Surgery Partners, Inc. (a)	70,751	1,680,336
Tenet Healthcare Corp. (a)	13,660	1,837,270
U.S. Physical Therapy, Inc.	13,210	955,876
Universal Health Services, Inc. Class B	9,937	1,867,162
		20,497,897
MANAGED HEALTH CARE — 17.9%
Alignment Healthcare, Inc. (a)	105,382	1,962,213
Centene Corp. (a)	28,325	1,719,611
Clover Health Investments Corp. (a)	458,605	1,646,392
Elevance Health, Inc.	4,028	1,752,019
HealthEquity, Inc. (a)	17,285	1,527,475
Humana, Inc.	6,646	1,758,531
Molina Healthcare, Inc. (a)	5,256	1,731,274
Progyny, Inc. (a)	82,654	1,846,490
UnitedHealth Group, Inc.	3,441	1,802,224
		15,746,229
TOTAL COMMON STOCKS (Cost $86,740,649)		88,114,373
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (c) (d)	59,532	59,532
State Street Navigator Securities Lending Portfolio II (e) (f)	1,001,962	1,001,962
TOTAL SHORT-TERM INVESTMENTS (Cost $1,061,494)		1,061,494
TOTAL INVESTMENTS — 101.1% (Cost $87,802,143)		89,175,867
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(1,005,392)
NET ASSETS — 100.0%		$88,170,475

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$88,114,373	$—	$—	$88,114,373
Short-Term Investments	1,061,494	—	—	1,061,494
TOTAL INVESTMENTS	$89,175,867	$—	$—	$89,175,867

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	41,665	$41,677	$111,788	$153,465	$2	$(2)	—	$—	$795
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	962,110	902,578	—	—	59,532	59,532	1,904
State Street Navigator Securities Lending Portfolio II	2,170,492	2,170,492	45,931,923	47,100,453	—	—	1,001,962	1,001,962	9,373
Total		$2,212,169	$47,005,821	$48,156,496	$2	$(2)		$1,061,494	$12,072
See accompanying notes to Schedule of Investments.

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BUILDING PRODUCTS — 33.7%
Advanced Drainage Systems, Inc. (a)	420,277	$45,663,096
Allegion PLC	371,915	48,520,031
Builders FirstSource, Inc. (b)	355,677	44,438,284
Carlisle Cos., Inc.	139,915	47,641,058
Carrier Global Corp.	704,535	44,667,519
Johnson Controls International PLC	585,926	46,938,532
Lennox International, Inc.	80,933	45,389,655
Masco Corp.	647,345	45,016,371
Owens Corning	323,248	46,166,279
Trane Technologies PLC	135,862	45,774,625
		460,215,450
HOME FURNISHINGS — 3.6%
Somnigroup International, Inc. (a)	820,955	49,158,785
HOME IMPROVEMENT RETAIL — 9.9%
Floor & Decor Holdings, Inc. Class A (a) (b)	515,289	41,465,306
Home Depot, Inc.	126,355	46,307,844
Lowe's Cos., Inc.	201,664	47,034,094
		134,807,244
HOMEBUILDING — 49.7%
Beazer Homes USA, Inc. (b)	432,390	8,816,432
Cavco Industries, Inc. (b)	49,506	25,724,803
Century Communities, Inc.	411,580	27,617,018
Champion Homes, Inc. (a) (b)	490,128	46,444,529
DR Horton, Inc.	358,255	45,544,958
Dream Finders Homes, Inc. Class A (a) (b)	416,299	9,391,706
Green Brick Partners, Inc. (b)	275,913	16,088,487
Hovnanian Enterprises, Inc. Class A (a) (b)	70,361	7,367,500
Installed Building Products, Inc. (a)	269,079	46,136,285
KB Home (a)	749,807	43,578,783
Lennar Corp. Class A	387,167	44,439,028
LGI Homes, Inc. (a) (b)	261,111	17,356,048
M/I Homes, Inc. (b)	337,375	38,521,478
Meritage Homes Corp.	638,108	45,229,095
NVR, Inc. (b)	6,267	45,400,592
Security Description	Shares	Value
PulteGroup, Inc.	445,251	$45,771,803
Taylor Morrison Home Corp. (b)	775,035	46,533,102
Toll Brothers, Inc.	432,404	45,657,538
TopBuild Corp. (b)	152,147	46,397,228
Tri Pointe Homes, Inc. (b)	840,824	26,839,102
		678,855,515
HOMEFURNISHING RETAIL — 3.0%
Williams-Sonoma, Inc.	263,617	41,677,848
TOTAL COMMON STOCKS (Cost $1,708,763,032)		1,364,714,842
SHORT-TERM INVESTMENTS — 6.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (c) (d)	886,494	886,494
State Street Navigator Securities Lending Portfolio II (e) (f)	92,729,894	92,729,894
TOTAL SHORT-TERM INVESTMENTS (Cost $93,616,388)		93,616,388
TOTAL INVESTMENTS — 106.8% (Cost $1,802,379,420)		1,458,331,230
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.8)%		(92,599,982)
NET ASSETS — 100.0%		$1,365,731,248

(a)	All or a portion of the shares of the security are on loan at March 31, 2025.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,364,714,842	$—	$—	$1,364,714,842
Short-Term Investments	93,616,388	—	—	93,616,388
TOTAL INVESTMENTS	$1,458,331,230	$—	$—	$1,458,331,230

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	876,149	$876,412	$4,250,338	$5,126,750	$42	$(42)	—	$—	$8,489
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	21,826,879	20,940,385	—	—	886,494	886,494	23,722
State Street Navigator Securities Lending Portfolio II	59,676,717	59,676,717	1,160,999,561	1,127,946,384	—	—	92,729,894	92,729,894	116,602
Total		$60,553,129	$1,187,076,778	$1,154,013,519	$42	$(42)		$93,616,388	$148,813
See accompanying notes to Schedule of Investments.

SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
INSURANCE BROKERS — 15.2%
Aon PLC Class A	45,619	$18,206,087
Arthur J Gallagher & Co.	55,893	19,296,499
Baldwin Insurance Group, Inc. (a) (b)	455,109	20,338,821
Brown & Brown, Inc.	155,022	19,284,737
Goosehead Insurance, Inc. Class A	154,727	18,267,070
Marsh & McLennan Cos., Inc.	79,031	19,285,935
Ryan Specialty Holdings, Inc.	262,435	19,386,073
Willis Towers Watson PLC	56,628	19,137,433
		153,202,655
LIFE & HEALTH INSURANCE — 22.5%
Aflac, Inc.	173,668	19,310,145
Brighthouse Financial, Inc. (a)	335,143	19,434,943
CNO Financial Group, Inc.	465,001	19,367,292
Genworth Financial, Inc. (a)	2,823,213	20,016,580
Globe Life, Inc.	148,601	19,573,724
Lincoln National Corp.	517,563	18,585,687
MetLife, Inc.	229,626	18,436,671
Oscar Health, Inc. Class A (a)	1,279,803	16,778,217
Primerica, Inc.	65,504	18,637,853
Principal Financial Group, Inc.	221,648	18,700,442
Prudential Financial, Inc.	171,373	19,138,937
Unum Group	233,986	19,060,499
		227,040,990
MULTI-LINE INSURANCE — 1.9%
American International Group, Inc.	226,202	19,666,002
PROPERTY & CASUALTY INSURANCE — 52.9%
Allstate Corp.	91,618	18,971,339
American Financial Group, Inc.	146,956	19,301,201
Arch Capital Group Ltd.	203,922	19,613,218
Assurant, Inc.	90,193	18,917,982
Assured Guaranty Ltd.	216,456	19,069,774
Axis Capital Holdings Ltd.	197,866	19,834,088
Chubb Ltd.	64,027	19,335,514
Cincinnati Financial Corp.	129,904	19,189,419
Erie Indemnity Co. Class A	43,395	18,184,675
Fidelity National Financial, Inc.	294,819	19,186,820
First American Financial Corp.	293,109	19,236,744
Hanover Insurance Group, Inc.	111,097	19,325,323
Hartford Insurance Group, Inc.	157,044	19,431,054
Kemper Corp.	277,969	18,582,228
Kinsale Capital Group, Inc.	40,532	19,727,330
Lemonade, Inc. (a)	520,659	16,364,312
Loews Corp.	216,480	19,896,677
Markel Group, Inc. (a)	10,004	18,703,578
Mercury General Corp.	331,668	18,540,241
Old Republic International Corp.	498,267	19,542,032
Security Description	Shares	Value
Palomar Holdings, Inc. (a)	139,394	$19,108,129
Progressive Corp.	65,431	18,517,627
RLI Corp.	245,792	19,744,471
Selective Insurance Group, Inc.	216,366	19,806,144
Stewart Information Services Corp.	253,229	18,067,889
Travelers Cos., Inc.	72,071	19,059,897
W.R. Berkley Corp.	295,396	21,020,379
White Mountains Insurance Group Ltd.	9,864	18,996,190
		535,274,275
REINSURANCE — 7.4%
Enstar Group Ltd. (a)	54,796	18,213,095
Everest Group Ltd.	52,249	18,983,629
Reinsurance Group of America, Inc.	96,681	19,036,489
RenaissanceRe Holdings Ltd.	77,394	18,574,560
		74,807,773
TOTAL COMMON STOCKS (Cost $997,789,470)		1,009,991,695
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (c) (d)	898,642	898,642
State Street Navigator Securities Lending Portfolio II (e) (f)	10,052,900	10,052,900
TOTAL SHORT-TERM INVESTMENTS (Cost $10,951,542)		10,951,542
TOTAL INVESTMENTS — 101.0% (Cost $1,008,741,012)		1,020,943,237
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(9,872,880)
NET ASSETS — 100.0%		$1,011,070,357

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,009,991,695	$—	$—	$1,009,991,695
Short-Term Investments	10,951,542	—	—	10,951,542
TOTAL INVESTMENTS	$1,020,943,237	$—	$—	$1,020,943,237

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,264,532	$1,264,912	$1,542,052	$2,806,964	$56	$(56)	—	$—	$8,751
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	20,335,192	19,436,550	—	—	898,642	898,642	25,063
State Street Navigator Securities Lending Portfolio II	14,911,150	14,911,150	111,923,378	116,781,628	—	—	10,052,900	10,052,900	7,997
Total		$16,176,062	$133,800,622	$139,025,142	$56	$(56)		$10,951,542	$41,811
See accompanying notes to Schedule of Investments.

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ALUMINUM — 6.6%
Alcoa Corp.	2,209,372	$67,385,845
Century Aluminum Co. (a)	1,234,690	22,915,847
Kaiser Aluminum Corp. (b)	210,470	12,758,691
		103,060,383
COAL & CONSUMABLE FUELS — 13.0%
Centrus Energy Corp. Class A (a) (b)	433,165	26,947,195
Core Natural Resources, Inc. (b)	1,033,797	79,705,749
Peabody Energy Corp. (b)	3,197,762	43,329,675
Uranium Energy Corp. (a) (b)	11,088,877	53,004,832
		202,987,451
COPPER — 4.8%
Freeport-McMoRan, Inc.	1,997,325	75,618,724
DIVERSIFIED METALS & MINING — 6.6%
Compass Minerals International, Inc. (a) (b)	860,037	7,989,744
Ivanhoe Electric, Inc. (a) (b)	1,446,302	8,403,015
Materion Corp.	213,534	17,424,374
MP Materials Corp. (a) (b)	2,860,410	69,822,608
		103,639,741
GOLD — 15.6%
Coeur Mining, Inc. (a) (b)	12,865,431	76,163,352
McEwen Mining, Inc. (a) (b)	982,183	7,415,482
Newmont Corp.	1,683,740	81,290,967
Royal Gold, Inc.	478,889	78,303,140
		243,172,941
SILVER — 4.7%
Hecla Mining Co. (b)	13,188,799	73,329,722
STEEL — 48.6%
Alpha Metallurgical Resources, Inc. (a)	277,800	34,794,450
ATI, Inc. (a)	1,441,555	75,004,107
Carpenter Technology Corp.	404,502	73,287,672
Cleveland-Cliffs, Inc. (a) (b)	7,503,739	61,680,734
Commercial Metals Co. (b)	1,654,913	76,142,547
Metallus, Inc. (a) (b)	776,823	10,378,355
Nucor Corp.	561,376	67,555,988
Olympic Steel, Inc. (b)	183,398	5,780,705
Security Description	Shares	Value
Radius Recycling, Inc. (b)	493,974	$14,265,969
Reliance, Inc. (b)	264,612	76,406,715
Ryerson Holding Corp. (b)	449,420	10,318,683
Steel Dynamics, Inc.	594,687	74,383,450
SunCoke Energy, Inc. (b)	2,020,808	18,591,434
U.S. Steel Corp. (b)	1,930,660	81,589,692
Warrior Met Coal, Inc. (b)	1,270,175	60,612,751
Worthington Steel, Inc. (b)	697,699	17,672,716
		758,465,968
TOTAL COMMON STOCKS (Cost $1,837,643,923)		1,560,274,930
SHORT-TERM INVESTMENTS — 7.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (c) (d)	1,060,932	1,060,932
State Street Navigator Securities Lending Portfolio II (e) (f)	114,976,704	114,976,704
TOTAL SHORT-TERM INVESTMENTS (Cost $116,037,636)		116,037,636
TOTAL INVESTMENTS — 107.3% (Cost $1,953,681,559)		1,676,312,566
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.3)%		(114,493,241)
NET ASSETS — 100.0%		$1,561,819,325

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,560,274,930	$—	$—	$1,560,274,930
Short-Term Investments	116,037,636	—	—	116,037,636
TOTAL INVESTMENTS	$1,676,312,566	$—	$—	$1,676,312,566

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,609,623	$1,610,106	$3,366,278	$4,976,384	$81	$(81)	—	$—	$23,115
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	19,506,826	18,445,894	—	—	1,060,932	1,060,932	41,527
State Street Navigator Securities Lending Portfolio II	49,968,288	49,968,288	1,226,322,300	1,161,313,884	—	—	114,976,704	114,976,704	157,757
Total		$51,578,394	$1,249,195,404	$1,184,736,162	$81	$(81)		$116,037,636	$222,399
See accompanying notes to Schedule of Investments.

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
OIL & GAS DRILLING — 23.7%
Helmerich & Payne, Inc.	316,700	$8,272,204
Nabors Industries Ltd. (a) (b)	35,567	1,483,500
Noble Corp. PLC	347,793	8,242,694
Patterson-UTI Energy, Inc.	1,021,197	8,394,239
Transocean Ltd. (a) (b)	2,686,640	8,516,649
Valaris Ltd. (a) (b)	216,852	8,513,609
		43,422,895
OIL & GAS EQUIPMENT & SERVICES — 76.2%
Archrock, Inc.	327,451	8,592,314
Aris Water Solutions, Inc. Class A	110,890	3,552,916
Atlas Energy Solutions, Inc. (b)	312,093	5,567,739
Baker Hughes Co.	188,470	8,283,257
Bristow Group, Inc. (a)	27,355	863,871
Cactus, Inc. Class A	177,836	8,150,224
ChampionX Corp.	279,643	8,333,361
Core Laboratories, Inc. (b)	90,436	1,355,636
Expro Group Holdings NV (a)	331,552	3,295,627
Halliburton Co.	324,006	8,220,032
Helix Energy Solutions Group, Inc. (a)	366,249	3,043,529
Innovex International, Inc. (a) (b)	105,469	1,894,223
Kodiak Gas Services, Inc.	179,634	6,700,348
Liberty Energy, Inc.	555,214	8,789,038
NOV, Inc.	567,815	8,642,144
NPK International, Inc. (a)	158,147	918,834
Oceaneering International, Inc. (a)	262,916	5,734,198
ProPetro Holding Corp. (a)	379,817	2,791,655
RPC, Inc. (b)	342,198	1,882,089
Schlumberger NV	199,905	8,356,029
Select Water Solutions, Inc.	322,342	3,384,591
Solaris Energy Infrastructure, Inc. (b)	190,231	4,139,427
TechnipFMC PLC	303,495	9,617,757
Security Description	Shares	Value
TETRA Technologies, Inc. (a)	281,073	$944,405
Tidewater, Inc. (a) (b)	198,961	8,410,081
Weatherford International PLC	149,035	7,980,824
		139,444,149
TOTAL COMMON STOCKS (Cost $232,207,647)		182,867,044
SHORT-TERM INVESTMENTS — 6.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (c) (d)	218,022	218,022
State Street Navigator Securities Lending Portfolio II (e) (f)	11,927,316	11,927,316
TOTAL SHORT-TERM INVESTMENTS (Cost $12,145,338)		12,145,338
TOTAL INVESTMENTS — 106.5% (Cost $244,352,985)		195,012,382
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.5)%		(11,885,229)
NET ASSETS — 100.0%		$183,127,153

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$182,867,044	$—	$—	$182,867,044
Short-Term Investments	12,145,338	—	—	12,145,338
TOTAL INVESTMENTS	$195,012,382	$—	$—	$195,012,382
See accompanying notes to Schedule of Investments.

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	278,300	$278,384	$7,512,896	$7,791,280	$24	$(24)	—	$—	$2,642
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	3,664,942	3,446,920	—	—	218,022	218,022	6,046
State Street Navigator Securities Lending Portfolio II	16,416,351	16,416,351	164,679,834	169,168,869	—	—	11,927,316	11,927,316	20,461
Total		$16,694,735	$175,857,672	$180,407,069	$24	$(24)		$12,145,338	$29,149
See accompanying notes to Schedule of Investments.

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
INTEGRATED OIL & GAS — 8.7%
Chevron Corp.	384,013	$64,241,535
Exxon Mobil Corp.	537,150	63,883,249
Occidental Petroleum Corp.	1,271,694	62,770,816
		190,895,600
OIL & GAS EXPLORATION & PRODUCTION — 74.4%
Antero Resources Corp. (a) (b)	1,627,972	65,835,188
APA Corp.	2,983,428	62,711,656
Berry Corp.	1,159,896	3,723,266
California Resources Corp.	769,103	33,817,459
Chord Energy Corp.	553,045	62,339,232
Civitas Resources, Inc. (b)	1,512,001	52,753,715
CNX Resources Corp. (a) (b)	2,013,232	63,376,543
Comstock Resources, Inc. (a) (b)	1,393,560	28,345,010
ConocoPhillips	599,729	62,983,540
Coterra Energy, Inc.	2,152,935	62,219,821
Crescent Energy Co. Class A (b)	3,341,436	37,557,741
Devon Energy Corp.	1,687,046	63,095,520
Diamondback Energy, Inc.	400,009	63,953,439
EOG Resources, Inc.	471,791	60,502,478
EQT Corp.	1,197,623	63,988,997
Expand Energy Corp.	581,426	64,724,342
Gulfport Energy Corp. (a)	197,112	36,296,204
Hess Corp.	406,992	65,008,832
HighPeak Energy, Inc. (b)	303,361	3,840,550
Kosmos Energy Ltd. (a) (b)	9,065,341	20,668,977
Magnolia Oil & Gas Corp. Class A (b)	1,909,083	48,223,437
Matador Resources Co.	1,214,221	62,034,551
Murphy Oil Corp. (b)	2,242,682	63,692,169
Northern Oil & Gas, Inc. (b)	1,685,654	50,957,320
Ovintiv, Inc.	1,474,774	63,120,327
Permian Resources Corp.	4,401,238	60,957,146
Range Resources Corp.	1,559,147	62,256,740
Sable Offshore Corp. (a) (b)	1,123,349	28,499,364
SandRidge Energy, Inc. (b)	261,776	2,989,482
Sitio Royalties Corp. Class A	660,301	13,120,181
SM Energy Co. (b)	1,950,279	58,410,856
Talos Energy, Inc. (a) (b)	1,966,226	19,111,717
Texas Pacific Land Corp. (b)	43,509	57,648,990
VAALCO Energy, Inc. (b)	903,239	3,396,179
Viper Energy, Inc.	1,167,778	52,725,177
Vital Energy, Inc. (a) (b)	517,696	10,985,509
Vitesse Energy, Inc.	177,662	4,368,709
		1,640,240,364
OIL & GAS REFINING & MARKETING — 16.6%
Calumet, Inc. (a) (b)	1,372,589	17,404,429
Security Description	Shares	Value
Clean Energy Fuels Corp. (a) (b)	2,957,004	$4,583,356
CVR Energy, Inc. (b)	543,760	10,548,944
Delek U.S. Holdings, Inc. (b)	1,114,729	16,798,966
Green Plains, Inc. (a)	1,175,796	5,702,611
HF Sinclair Corp.	1,886,258	62,020,163
Marathon Petroleum Corp.	427,487	62,280,581
Par Pacific Holdings, Inc. (a) (b)	967,979	13,803,381
PBF Energy, Inc. Class A (b)	1,626,638	31,052,519
Phillips 66 Co.	472,880	58,391,222
REX American Resources Corp. (a) (b)	149,883	5,631,104
Valero Energy Corp.	468,355	61,855,645
World Kinect Corp. (b)	589,181	16,709,173
		366,782,094
TOTAL COMMON STOCKS (Cost $2,750,910,473)		2,197,918,058
SHORT-TERM INVESTMENTS — 5.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (c) (d)	6,530,866	6,530,866
State Street Navigator Securities Lending Portfolio II (e) (f)	106,996,497	106,996,497
TOTAL SHORT-TERM INVESTMENTS (Cost $113,527,363)		113,527,363
TOTAL INVESTMENTS — 104.8% (Cost $2,864,437,836)		2,311,445,421
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.8)%		(105,789,464)
NET ASSETS — 100.0%		$2,205,655,957

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

At March 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Energy Select Sector Index (long)	73	06/20/2025	$6,939,522	$7,210,210	$270,688

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,197,918,058	$—	$—	$2,197,918,058
Short-Term Investments	113,527,363	—	—	113,527,363
TOTAL INVESTMENTS	$2,311,445,421	$—	$—	$2,311,445,421
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$270,688	$—	$—	$270,688
TOTAL OTHER FINANCIAL INSTRUMENTS:	$270,688	$—	$—	$270,688

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	7,556,518	$7,558,785	$19,445,200	$27,003,985	$431	$(431)	—	$—	$62,621
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	88,476,657	81,945,791	—	—	6,530,866	6,530,866	114,998
State Street Navigator Securities Lending Portfolio II	132,864,402	132,864,402	1,730,122,347	1,755,990,252	—	—	106,996,497	106,996,497	366,851
Total		$140,423,187	$1,838,044,204	$1,864,940,028	$431	$(431)		$113,527,363	$544,470
See accompanying notes to Schedule of Investments.

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
PHARMACEUTICALS — 99.8%
Amneal Pharmaceuticals, Inc. (a)	251,543	$2,107,930
Amphastar Pharmaceuticals, Inc. (a)	146,861	4,257,500
ANI Pharmaceuticals, Inc. (a)	45,468	3,044,017
Arvinas, Inc. (a)	453,820	3,185,816
Axsome Therapeutics, Inc. (a)	49,315	5,751,608
Bristol-Myers Squibb Co.	98,504	6,007,759
Collegium Pharmaceutical, Inc. (a)	92,014	2,746,618
Corcept Therapeutics, Inc. (a)	107,113	12,234,447
CorMedix, Inc. (a) (b)	175,049	1,078,302
Edgewise Therapeutics, Inc. (a)	220,786	4,857,292
Elanco Animal Health, Inc. (a)	567,025	5,953,763
Eli Lilly & Co.	7,169	5,920,949
Enliven Therapeutics, Inc. (a) (b)	48,618	956,802
Esperion Therapeutics, Inc. (a) (b)	733,910	1,056,830
Evolus, Inc. (a) (b)	133,465	1,605,584
EyePoint Pharmaceuticals, Inc. (a)	172,877	936,993
Harmony Biosciences Holdings, Inc. (a)	136,369	4,526,087
Harrow, Inc. (a)	108,171	2,877,349
Innoviva, Inc. (a)	127,544	2,312,373
Intra-Cellular Therapies, Inc. (a)	44,887	5,921,493
Jazz Pharmaceuticals PLC (a)	43,914	5,451,923
Johnson & Johnson	36,171	5,998,599
Ligand Pharmaceuticals, Inc. (a)	25,091	2,638,068
Liquidia Corp. (a) (b)	177,631	2,620,057
Merck & Co., Inc.	63,111	5,664,843
Mind Medicine MindMed, Inc. (a) (b)	248,920	1,456,182
Nuvation Bio, Inc. (a) (b)	572,063	1,006,831
Ocular Therapeutix, Inc. (a) (b)	200,073	1,466,535
Omeros Corp. (a) (b)	158,336	1,301,522
Organon & Co. (b)	392,763	5,848,241
Pacira BioSciences, Inc. (a)	182,389	4,532,367
Perrigo Co. PLC	214,380	6,011,215
Pfizer, Inc.	229,146	5,806,560
Phibro Animal Health Corp. Class A	38,784	828,426
Prestige Consumer Healthcare, Inc. (a)	67,080	5,766,868
Security Description	Shares	Value
Royalty Pharma PLC Class A	179,338	$5,582,792
Supernus Pharmaceuticals, Inc. (a)	98,135	3,213,921
Tarsus Pharmaceuticals, Inc. (a) (b)	118,918	6,108,818
Viatris, Inc.	637,602	5,553,513
WaVe Life Sciences Ltd. (a)	238,051	1,923,452
Xeris Biopharma Holdings, Inc. (a)	271,140	1,488,559
Zevra Therapeutics, Inc. (a) (b)	93,903	703,333
Zoetis, Inc.	36,440	5,999,846
TOTAL COMMON STOCKS (Cost $172,793,681)		164,311,983
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (c) (d)	208,493	208,493
State Street Navigator Securities Lending Portfolio II (e) (f)	2,554,784	2,554,784
TOTAL SHORT-TERM INVESTMENTS (Cost $2,763,277)		2,763,277
TOTAL INVESTMENTS — 101.5% (Cost $175,556,958)		167,075,260
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(2,548,541)
NET ASSETS — 100.0%		$164,526,719

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$164,311,983	$—	$—	$164,311,983
Short-Term Investments	2,763,277	—	—	2,763,277
TOTAL INVESTMENTS	$167,075,260	$—	$—	$167,075,260

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	165,604	$165,653	$473,820	$639,474	$17	$(16)	—	$—	$2,615
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	3,738,130	3,529,637	—	—	208,493	208,493	7,387
State Street Navigator Securities Lending Portfolio II	11,100,091	11,100,091	74,727,605	83,272,912	—	—	2,554,784	2,554,784	524,911
Total		$11,265,744	$78,939,555	$87,442,023	$17	$(16)		$2,763,277	$534,913
See accompanying notes to Schedule of Investments.

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
BANKS — 99.7%
1st Source Corp.	90,171	$5,393,127
Amalgamated Financial Corp.	283,933	8,163,074
Amerant Bancorp, Inc.	259,882	5,363,964
Ameris Bancorp	511,204	29,430,014
Associated Banc-Corp.	2,026,105	45,648,146
Atlantic Union Bankshares Corp. (a)	1,223,289	38,093,219
Axos Financial, Inc. (b)	526,417	33,964,425
Banc of California, Inc.	2,596,777	36,848,266
BancFirst Corp.	132,344	14,540,635
Bancorp, Inc. (a) (b)	533,240	28,176,402
Bank of Hawaii Corp. (a)	457,446	31,550,051
Bank OZK	1,521,114	66,092,403
BankUnited, Inc.	943,156	32,482,293
Banner Corp.	291,254	18,573,267
Berkshire Hills Bancorp, Inc.	507,318	13,235,927
BOK Financial Corp.	182,428	18,999,876
Brookline Bancorp, Inc.	760,112	8,285,221
Byline Bancorp, Inc.	155,914	4,078,710
Cadence Bank	1,481,108	44,966,439
Camden National Corp.	90,878	3,677,833
Capitol Federal Financial, Inc.	918,270	5,142,312
Cathay General Bancorp (a)	447,362	19,249,987
Central Pacific Financial Corp.	232,700	6,292,208
Citizens Financial Group, Inc.	2,457,819	100,696,844
City Holding Co. (a)	64,644	7,593,731
Coastal Financial Corp. (a) (b)	134,863	12,192,964
Columbia Banking System, Inc.	1,935,120	48,261,893
Columbia Financial, Inc. (a) (b)	112,749	1,691,235
Commerce Bancshares, Inc.	672,629	41,857,703
Community Financial System, Inc.	273,245	15,536,711
Community Trust Bancorp, Inc.	77,275	3,891,569
ConnectOne Bancorp, Inc. (a)	245,058	5,957,360
Cullen/Frost Bankers, Inc.	519,760	65,073,952
Customers Bancorp, Inc. (b)	380,009	19,076,452
CVB Financial Corp. (a)	1,101,533	20,334,299
Dime Community Bancshares, Inc. (a)	391,881	10,925,642
Eagle Bancorp, Inc.	390,615	8,202,915
East West Bancorp, Inc.	1,164,307	104,508,196
Eastern Bankshares, Inc.	1,276,412	20,933,157
Enterprise Financial Services Corp.	203,005	10,909,489
Esquire Financial Holdings, Inc. (a)	80,910	6,098,996
FB Financial Corp.	214,540	9,946,074
First BanCorp	1,253,931	24,037,857
First Bancorp/Southern Pines NC (a)	226,819	9,104,515
First Busey Corp.	415,721	8,979,574
First Commonwealth Financial Corp.	761,014	11,826,157
First Financial Bancorp	512,220	12,795,256
Security Description	Shares	Value
First Financial Bankshares, Inc.	598,974	$21,515,146
First Financial Corp.	61,332	3,004,041
First Foundation, Inc. (a)	684,983	3,555,062
First Hawaiian, Inc.	896,604	21,913,002
First Horizon Corp.	5,310,552	103,130,920
First Interstate BancSystem, Inc. Class A	797,729	22,854,936
First Merchants Corp.	291,185	11,775,521
Flagstar Financial, Inc. (a)	6,002,701	69,751,386
Flushing Financial Corp.	382,107	4,852,759
FNB Corp. (a)	3,251,079	43,727,012
Fulton Financial Corp.	1,513,710	27,383,014
Glacier Bancorp, Inc. (a)	797,794	35,278,451
Great Southern Bancorp, Inc. (a)	40,465	2,240,547
Hancock Whitney Corp. (a)	806,662	42,309,422
Hanmi Financial Corp.	260,556	5,904,199
HarborOne Bancorp, Inc.	203,513	2,110,430
Heritage Commerce Corp.	431,821	4,110,936
Heritage Financial Corp. (a)	231,612	5,635,120
Hilltop Holdings, Inc.	459,861	14,002,767
Hingham Institution For Savings	16,677	3,965,791
Home BancShares, Inc.	1,264,635	35,751,231
Hope Bancorp, Inc.	849,422	8,893,448
Horizon Bancorp, Inc.	194,268	2,929,561
Huntington Bancshares, Inc.	6,836,291	102,612,728
Independent Bank Corp. (c)	324,577	20,334,749
Independent Bank Corp. (c)	146,732	4,517,878
International Bancshares Corp.	317,228	20,004,398
Kearny Financial Corp.	418,791	2,621,632
Lakeland Financial Corp. (a)	147,729	8,781,012
Live Oak Bancshares, Inc.	298,502	7,958,063
M&T Bank Corp.	578,028	103,322,505
Mercantile Bank Corp.	88,193	3,831,104
Metropolitan Bank Holding Corp. (a) (b)	106,597	5,968,366
Midland States Bancorp, Inc.	126,505	2,165,766
National Bank Holdings Corp. Class A	241,021	9,223,874
NB Bancorp, Inc. (a) (b)	267,194	4,828,195
NBT Bancorp, Inc. (a)	260,385	11,170,516
Nicolet Bankshares, Inc. (a)	60,991	6,645,579
Northeast Bank	60,065	5,498,350
Northfield Bancorp, Inc.	222,597	2,428,533
Northwest Bancshares, Inc.	858,991	10,325,072
OceanFirst Financial Corp.	370,737	6,306,236
OFG Bancorp	434,586	17,392,132
Old National Bancorp (a)	3,629,402	76,907,028
Old Second Bancorp, Inc.	307,296	5,113,405
Origin Bancorp, Inc.	195,786	6,787,901
Orrstown Financial Services, Inc. (a)	149,288	4,480,133
Pacific Premier Bancorp, Inc.	718,644	15,321,490
Park National Corp. (a)	69,869	10,578,167
Pathward Financial, Inc.	245,009	17,873,406
Peapack-Gladstone Financial Corp.	108,919	3,093,300

See accompanying notes to Schedule of Investments.

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Peoples Bancorp, Inc.	169,215	$5,018,917
Pinnacle Financial Partners, Inc.	669,668	71,011,595
Popular, Inc.	645,900	59,661,783
Preferred Bank (a)	109,084	9,125,967
Prosperity Bancshares, Inc.	648,202	46,262,177
Provident Financial Services, Inc.	759,571	13,041,834
QCR Holdings, Inc.	103,588	7,387,896
Regions Financial Corp.	4,723,090	102,632,746
Renasant Corp. (a)	655,945	22,256,214
S&T Bancorp, Inc.	207,726	7,696,248
Seacoast Banking Corp. of Florida	490,441	12,619,047
ServisFirst Bancshares, Inc. (a)	289,856	23,942,106
Simmons First National Corp. Class A	735,774	15,105,440
Southside Bancshares, Inc.	138,352	4,006,674
SouthState Corp. (a)	834,985	77,503,308
Stellar Bancorp, Inc.	193,809	5,360,757
Stock Yards Bancorp, Inc. (a)	138,184	9,542,987
Synovus Financial Corp. (a)	1,800,053	84,134,477
Texas Capital Bancshares, Inc. (b)	544,948	40,707,616
TFS Financial Corp. (a)	356,795	4,420,690
Tompkins Financial Corp.	64,485	4,061,265
Towne Bank	272,963	9,332,605
TriCo Bancshares	138,473	5,534,766
Triumph Financial, Inc. (a) (b)	214,448	12,395,094
Truist Financial Corp.	2,496,662	102,737,641
TrustCo Bank Corp.	120,168	3,662,721
Trustmark Corp.	361,657	12,473,550
UMB Financial Corp.	707,566	71,534,923
United Bankshares, Inc.	736,989	25,551,409
United Community Banks, Inc.	815,616	22,943,278
Univest Financial Corp.	131,422	3,727,128
Valley National Bancorp	10,351,117	92,021,430
Veritex Holdings, Inc.	511,596	12,774,552
WaFd, Inc.	639,890	18,288,056
Washington Trust Bancorp, Inc.	241,308	7,446,765
Webster Financial Corp.	1,226,184	63,209,785
Security Description	Shares	Value
WesBanco, Inc.	607,957	$18,822,349
Westamerica BanCorp	139,394	7,057,518
Western Alliance Bancorp (a)	1,312,269	100,821,627
Wintrust Financial Corp.	607,734	68,345,766
WSFS Financial Corp. (a)	354,194	18,372,043
Zions Bancorp NA	1,830,569	91,272,170
TOTAL COMMON STOCKS (Cost $3,962,883,640)		3,485,191,480
SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (d) (e)	3,261,257	3,261,257
State Street Navigator Securities Lending Portfolio II (f) (g)	88,477,166	88,477,166
TOTAL SHORT-TERM INVESTMENTS (Cost $91,738,423)		91,738,423
TOTAL INVESTMENTS — 102.3% (Cost $4,054,622,063)		3,576,929,903
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(81,968,746)
NET ASSETS — 100.0%		$3,494,961,157
(a)	All or a portion of the shares of the security are on loan at March 31, 2025.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,485,191,480	$—	$—	$3,485,191,480
Short-Term Investments	91,738,423	—	—	91,738,423
TOTAL INVESTMENTS	$3,576,929,903	$—	$—	$3,576,929,903
See accompanying notes to Schedule of Investments.

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,432,349	$3,433,378	$18,656,339	$22,089,718	$259	$(258)	—	$—	$39,101
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	139,187,420	135,926,163	—	—	3,261,257	3,261,257	131,633
State Street Navigator Securities Lending Portfolio II	14,117,136	14,117,136	1,582,871,716	1,508,511,686	—	—	88,477,166	88,477,166	166,816
Total		$17,550,514	$1,740,715,475	$1,666,527,567	$259	$(258)		$91,738,423	$337,550
See accompanying notes to Schedule of Investments.

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
APPAREL RETAIL — 21.6%
Abercrombie & Fitch Co. Class A (a)	46,300	$3,535,931
American Eagle Outfitters, Inc. (b)	309,391	3,595,123
Boot Barn Holdings, Inc. (a) (b)	34,599	3,716,971
Buckle, Inc. (b)	98,051	3,757,314
Burlington Stores, Inc. (a)	14,555	3,468,893
Caleres, Inc. (b)	201,304	3,468,468
Foot Locker, Inc. (a) (b)	226,361	3,191,690
Gap, Inc. (b)	168,460	3,471,961
Genesco, Inc. (a) (b)	101,656	2,158,157
RealReal, Inc. (a) (b)	604,559	3,258,573
Revolve Group, Inc. (a)	147,598	3,171,881
Ross Stores, Inc.	28,003	3,578,503
Shoe Carnival, Inc. (b)	103,758	2,281,638
Stitch Fix, Inc. Class A (a) (b)	706,846	2,297,250
TJX Cos., Inc.	30,717	3,741,331
Urban Outfitters, Inc. (a)	66,885	3,504,774
Victoria's Secret & Co. (a) (b)	206,222	3,831,605
		56,030,063
AUTOMOTIVE RETAIL — 21.2%
Advance Auto Parts, Inc. (b)	94,277	3,696,601
America's Car-Mart, Inc. (a) (b)	31,456	1,427,788
Arko Corp. (b)	225,315	889,994
Asbury Automotive Group, Inc. (a) (b)	14,579	3,219,626
AutoNation, Inc. (a)	21,424	3,468,974
AutoZone, Inc. (a)	1,008	3,843,282
Camping World Holdings, Inc. Class A	215,627	3,484,532
CarMax, Inc. (a)	48,840	3,805,613
Carvana Co. (a)	19,761	4,131,630
Group 1 Automotive, Inc. (b)	8,234	3,144,976
Lithia Motors, Inc. (b)	11,864	3,482,559
Monro, Inc. (b)	188,293	2,724,600
Murphy USA, Inc. (b)	7,844	3,685,190
O'Reilly Automotive, Inc. (a)	2,707	3,877,994
Penske Automotive Group, Inc.	22,521	3,242,574
Sonic Automotive, Inc. Class A (b)	55,125	3,139,920
Valvoline, Inc. (a)	102,515	3,568,547
		54,834,400
BROADLINE RETAIL — 11.0%
Amazon.com, Inc. (a)	17,814	3,389,292
Dillard's, Inc. Class A (b)	9,749	3,491,409
eBay, Inc.	54,373	3,682,683
Etsy, Inc. (a) (b)	78,854	3,720,332
Kohl's Corp. (b)	411,455	3,365,702
Macy's, Inc. (b)	254,519	3,196,759
Nordstrom, Inc.	146,411	3,579,749
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	34,615	4,027,801
		28,453,727
Security Description	Shares	Value
COMPUTER & ELECTRONICS RETAIL — 2.8%
Best Buy Co., Inc.	48,773	$3,590,180
GameStop Corp. Class A (a) (b)	161,106	3,595,886
		7,186,066
CONSUMER STAPLES MERCHANDISE RETAIL — 10.3%
BJ's Wholesale Club Holdings, Inc. (a)	32,636	3,723,768
Costco Wholesale Corp.	3,819	3,611,934
Dollar General Corp.	47,333	4,161,991
Dollar Tree, Inc. (a)	57,217	4,295,280
PriceSmart, Inc.	42,456	3,729,759
Target Corp.	33,025	3,446,489
Walmart, Inc.	41,583	3,650,571
		26,619,792
DRUG RETAIL — 1.3%
Walgreens Boots Alliance, Inc.	316,297	3,533,038
FOOD RETAIL — 10.7%
Albertsons Cos., Inc. Class A	169,933	3,736,827
Casey's General Stores, Inc.	8,813	3,825,195
Grocery Outlet Holding Corp. (a) (b)	288,948	4,039,493
Ingles Markets, Inc. Class A (b)	46,227	3,010,765
Kroger Co.	54,515	3,690,120
Maplebear, Inc. (a)	91,288	3,641,478
Sprouts Farmers Market, Inc. (a)	25,784	3,935,670
Weis Markets, Inc. (b)	23,308	1,795,881
		27,675,429
OTHER SPECIALTY RETAIL — 20.9%
Academy Sports & Outdoors, Inc. (b)	78,935	3,600,225
Bath & Body Works, Inc.	120,936	3,666,780
Build-A-Bear Workshop, Inc. (b)	78,894	2,932,490
Chewy, Inc. Class A (a)	106,513	3,462,738
Dick's Sporting Goods, Inc.	18,152	3,658,717
Five Below, Inc. (a)	48,097	3,603,668
MarineMax, Inc. (a) (b)	104,065	2,237,397
National Vision Holdings, Inc. (a)	297,465	3,801,603
ODP Corp. (a)	166,205	2,381,718
Sally Beauty Holdings, Inc. (a) (b)	390,189	3,523,407
Signet Jewelers Ltd. (b)	73,170	4,248,250
Tractor Supply Co.	67,655	3,727,790
Ulta Beauty, Inc. (a)	10,762	3,944,703
Upbound Group, Inc.	145,500	3,486,180
Warby Parker, Inc. Class A (a)	173,131	3,156,178
Winmark Corp.	8,867	2,818,553
		54,250,397
TOTAL COMMON STOCKS (Cost $345,089,362)		258,582,912

See accompanying notes to Schedule of Investments.

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 8.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (c) (d)	241,683	$241,683
State Street Navigator Securities Lending Portfolio II (e) (f)	22,049,002	22,049,002
TOTAL SHORT-TERM INVESTMENTS (Cost $22,290,685)		22,290,685
TOTAL INVESTMENTS — 108.4% (Cost $367,380,047)		280,873,597
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.4)%		(21,816,126)
NET ASSETS — 100.0%		$259,057,471

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$258,582,912	$—	$—	$258,582,912
Short-Term Investments	22,290,685	—	—	22,290,685
TOTAL INVESTMENTS	$280,873,597	$—	$—	$280,873,597

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	314,994	$315,089	$983,014	$1,298,103	$15	$(15)	—	$—	$2,445
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	9,337,250	9,095,567	—	—	241,683	241,683	10,807
State Street Navigator Securities Lending Portfolio II	37,105,442	37,105,442	319,225,726	334,282,166	—	—	22,049,002	22,049,002	58,264
Total		$37,420,531	$329,545,990	$344,675,836	$15	$(15)		$22,290,685	$71,516
See accompanying notes to Schedule of Investments.

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
SEMICONDUCTORS — 99.9%
Advanced Micro Devices, Inc. (a)	306,330	$31,472,344
Allegro MicroSystems, Inc. (a) (b)	1,240,643	31,177,359
Alpha & Omega Semiconductor Ltd. (a) (b)	456,920	11,359,031
Ambarella, Inc. (a)	595,057	29,949,219
Analog Devices, Inc.	149,756	30,201,293
Astera Labs, Inc. (a) (b)	373,472	22,285,074
Broadcom, Inc.	158,938	26,610,989
CEVA, Inc. (a)	331,252	8,483,364
Cirrus Logic, Inc. (a)	316,098	31,500,746
Credo Technology Group Holding Ltd. (a)	651,003	26,144,280
Diodes, Inc. (a)	526,152	22,713,982
First Solar, Inc. (a)	227,420	28,752,711
Impinj, Inc. (a) (b)	339,383	30,782,038
indie Semiconductor, Inc. Class A (a) (b)	3,213,446	6,539,363
Intel Corp.	1,493,211	33,910,822
Lattice Semiconductor Corp. (a) (b)	527,932	27,690,033
MACOM Technology Solutions Holdings, Inc. (a)	289,269	29,036,822
Marvell Technology, Inc.	442,989	27,274,833
MaxLinear, Inc. (a)	1,456,260	15,814,984
Microchip Technology, Inc.	596,208	28,862,429
Micron Technology, Inc.	323,465	28,105,874
Monolithic Power Systems, Inc.	52,921	30,693,122
Navitas Semiconductor Corp. (a) (b)	2,144,139	4,395,485
NVE Corp. (b)	26,392	1,682,226
NVIDIA Corp.	267,306	28,970,624
NXP Semiconductors NV	151,315	28,758,929
ON Semiconductor Corp. (a)	722,084	29,381,598
Penguin Solutions, Inc. (a) (b)	951,773	16,532,297
Power Integrations, Inc.	493,617	24,927,658
Qorvo, Inc. (a)	446,340	32,319,479
QUALCOMM, Inc.	202,452	31,098,652
Rambus, Inc. (a)	588,757	30,482,894
Rigetti Computing, Inc. (a) (b)	3,457,110	27,380,311
Security Description	Shares	Value
Semtech Corp. (a) (b)	914,047	$31,443,217
Silicon Laboratories, Inc. (a)	253,727	28,562,048
SiTime Corp. (a) (b)	185,504	28,357,996
Skyworks Solutions, Inc.	456,018	29,472,443
Synaptics, Inc. (a) (b)	495,181	31,552,933
Texas Instruments, Inc.	176,062	31,638,342
Universal Display Corp.	207,441	28,933,871
Wolfspeed, Inc. (a) (b)	2,813,864	8,610,424
TOTAL COMMON STOCKS (Cost $1,273,198,981)		1,033,862,139
SHORT-TERM INVESTMENTS — 6.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (c) (d)	870,196	870,196
State Street Navigator Securities Lending Portfolio II (e) (f)	68,617,722	68,617,722
TOTAL SHORT-TERM INVESTMENTS (Cost $69,487,918)		69,487,918
TOTAL INVESTMENTS — 106.6% (Cost $1,342,686,899)		1,103,350,057
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.6)%		(68,588,194)
NET ASSETS — 100.0%		$1,034,761,863

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,033,862,139	$—	$—	$1,033,862,139
Short-Term Investments	69,487,918	—	—	69,487,918
TOTAL INVESTMENTS	$1,103,350,057	$—	$—	$1,103,350,057

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,211,787	$1,212,151	$1,460,841	$2,672,992	$85	$(85)	—	$—	$11,896
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	6,737,659	5,867,463	—	—	870,196	870,196	23,719
State Street Navigator Securities Lending Portfolio II	47,189,258	47,189,258	852,042,941	830,614,477	—	—	68,617,722	68,617,722	270,283
Total		$48,401,409	$860,241,441	$839,154,932	$85	$(85)		$69,487,918	$305,898
See accompanying notes to Schedule of Investments.

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
APPLICATION SOFTWARE — 69.8%
8x8, Inc. (a)	693,844	$1,387,688
ACI Worldwide, Inc. (a)	64,387	3,522,613
Adobe, Inc. (a)	7,576	2,905,623
Agilysys, Inc. (a) (b)	44,793	3,249,284
Alarm.com Holdings, Inc. (a)	56,495	3,143,947
Alkami Technology, Inc. (a) (b)	136,864	3,592,680
Amplitude, Inc. Class A (a)	270,611	2,757,526
ANSYS, Inc. (a)	10,466	3,313,117
Appfolio, Inc. Class A (a)	15,805	3,475,519
AppLovin Corp. Class A (a)	12,191	3,230,249
Asana, Inc. Class A (a) (b)	247,803	3,610,490
Atlassian Corp. Class A (a)	14,674	3,113,970
Aurora Innovation, Inc. (a) (b)	531,688	3,575,602
Autodesk, Inc. (a)	13,194	3,454,189
AvePoint, Inc. (a)	232,544	3,357,935
Bentley Systems, Inc. Class B (b)	81,468	3,204,951
Bill Holdings, Inc. (a) (b)	72,446	3,324,547
Blackbaud, Inc. (a)	51,360	3,186,888
BlackLine, Inc. (a) (b)	68,943	3,338,220
Blend Labs, Inc. Class A (a)	900,559	3,016,873
Box, Inc. Class A (a) (b)	107,333	3,312,296
Braze, Inc. Class A (a)	93,345	3,367,888
C3.ai, Inc. Class A (a)	153,702	3,235,427
Cadence Design Systems, Inc. (a)	13,891	3,532,898
CCC Intelligent Solutions Holdings, Inc. (a) (b)	363,973	3,286,676
Cerence, Inc. (a) (b)	328,367	2,594,099
Cipher Mining, Inc. (a) (b)	1,038,457	2,388,451
Cleanspark, Inc. (a) (b)	410,255	2,756,914
Clear Secure, Inc. Class A (b)	132,816	3,441,263
Clearwater Analytics Holdings, Inc. Class A (a)	120,662	3,233,742
Confluent, Inc. Class A (a) (b)	127,173	2,980,935
Consensus Cloud Solutions, Inc. (a)	73,710	1,701,227
Core Scientific, Inc. (a)	371,292	2,688,154
Daily Journal Corp. (a) (b)	8,685	3,454,024
Datadog, Inc. Class A (a)	32,570	3,231,270
Docusign, Inc. (a)	41,470	3,375,658
DoubleVerify Holdings, Inc. (a)	227,449	3,040,993
Dropbox, Inc. Class A (a)	131,605	3,515,170
D-Wave Quantum, Inc. (a) (b)	570,971	4,339,380
Dynatrace, Inc. (a)	67,514	3,183,285
E2open Parent Holdings, Inc. (a) (b)	851,438	1,702,876
Elastic NV (a)	33,717	3,004,185
Enfusion, Inc. Class A (a)	297,766	3,320,091
Fair Isaac Corp. (a)	1,866	3,441,203
Five9, Inc. (a) (b)	112,304	3,049,054
Freshworks, Inc. Class A (a)	224,229	3,163,871
Guidewire Software, Inc. (a)	18,838	3,529,488
HubSpot, Inc. (a)	5,439	3,107,246
Security Description	Shares	Value
Hut 8 Corp. (a)	273,504	$3,178,116
I3 Verticals, Inc. Class A (a) (b)	140,214	3,459,079
Informatica, Inc. Class A (a) (b)	184,615	3,221,532
Intapp, Inc. (a) (b)	54,430	3,177,623
InterDigital, Inc. (b)	15,640	3,233,570
Intuit, Inc.	5,621	3,451,238
Jamf Holding Corp. (a)	250,230	3,040,294
Klaviyo, Inc. Class A (a) (b)	96,042	2,906,231
LiveRamp Holdings, Inc. (a)	124,974	3,266,820
Logility Supply Chain Solutions, Inc. Class A	172,360	2,457,854
Manhattan Associates, Inc. (a)	19,938	3,450,072
MARA Holdings, Inc. (a) (b)	253,474	2,914,951
Meridianlink, Inc. (a)	135,558	2,511,890
MicroStrategy, Inc. Class A (a) (b)	12,657	3,648,633
Mitek Systems, Inc. (a) (b)	371,706	3,066,574
nCino, Inc. (a) (b)	114,509	3,145,562
NCR Voyix Corp. (a) (b)	346,512	3,378,492
NextNav, Inc. (a) (b)	323,568	3,937,823
Nutanix, Inc. Class A (a)	49,036	3,423,203
Olo, Inc. Class A (a)	526,633	3,180,863
PagerDuty, Inc. (a) (b)	204,497	3,736,160
Palantir Technologies, Inc. Class A (a)	39,725	3,352,790
Pegasystems, Inc.	45,623	3,171,711
Porch Group, Inc. (a) (b)	557,560	4,064,612
Procore Technologies, Inc. (a) (b)	49,201	3,248,250
PROS Holdings, Inc. (a)	156,896	2,985,731
PTC, Inc. (a)	21,166	3,279,672
Q2 Holdings, Inc. (a)	44,125	3,530,441
Quantum Computing, Inc. (a) (b)	613,109	4,904,872
RingCentral, Inc. Class A (a)	123,351	3,054,171
Riot Platforms, Inc. (a) (b)	423,321	3,014,046
Roper Technologies, Inc.	5,866	3,458,476
Salesforce, Inc.	11,678	3,133,908
Samsara, Inc. Class A (a)	87,403	3,350,157
SEMrush Holdings, Inc. Class A (a)	333,976	3,115,996
SoundHound AI, Inc. Class A (a) (b)	363,973	2,955,461
Sprinklr, Inc. Class A (a) (b)	352,765	2,945,588
Sprout Social, Inc. Class A (a)	140,214	3,083,306
SPS Commerce, Inc. (a)	26,273	3,487,215
Synopsys, Inc. (a)	7,685	3,295,712
Terawulf, Inc. (a) (b)	1,028,811	2,808,654
Tyler Technologies, Inc. (a)	5,842	3,396,480
Unity Software, Inc. (a) (b)	154,491	3,026,479
Verint Systems, Inc. (a) (b)	155,646	2,778,281
Vertex, Inc. Class A (a) (b)	97,765	3,422,753
Weave Communications, Inc. (a)	290,478	3,221,401
Workday, Inc. Class A (a)	13,750	3,211,037
Workiva, Inc. (a)	38,313	2,908,340
Yext, Inc. (a)	528,928	3,258,196

See accompanying notes to Schedule of Investments.

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Zeta Global Holdings Corp. Class A (a) (b)	228,548	$3,099,111
Zoom Communications, Inc. (a)	44,936	3,314,929
		316,404,031
INTERACTIVE HOME ENTERTAINMENT — 2.3%
Electronic Arts, Inc.	24,413	3,528,167
ROBLOX Corp. Class A (a)	58,442	3,406,584
Take-Two Interactive Software, Inc. (a)	16,185	3,354,341
		10,289,092
IT CONSULTING & OTHER SERVICES — 7.3%
Accenture PLC Class A	10,247	3,197,474
ASGN, Inc. (a)	49,007	3,088,422
BigBear.ai Holdings, Inc. (a) (b)	1,016,225	2,906,404
Cognizant Technology Solutions Corp. Class A	41,801	3,197,776
DXC Technology Co. (a)	194,671	3,319,141
EPAM Systems, Inc. (a)	17,563	2,965,337
Gartner, Inc. (a)	7,227	3,033,461
Grid Dynamics Holdings, Inc. (a)	198,747	3,110,391
Hackett Group, Inc.	63,311	1,849,947
International Business Machines Corp.	13,312	3,310,162
Kyndryl Holdings, Inc. (a)	97,736	3,068,910
		33,047,425
SYSTEMS SOFTWARE — 20.5%
A10 Networks, Inc.	169,978	2,777,441
Adeia, Inc.	237,192	3,135,678
Appian Corp. Class A (a)	109,096	3,143,056
Commvault Systems, Inc. (a)	21,657	3,416,608
Crowdstrike Holdings, Inc. Class A (a)	9,583	3,378,774
Dolby Laboratories, Inc. Class A	40,913	3,285,723
Fortinet, Inc. (a)	33,933	3,266,391
Gen Digital, Inc.	124,460	3,303,168
Gitlab, Inc. Class A (a) (b)	62,948	2,958,556
Microsoft Corp.	8,670	3,254,631
N-able, Inc. (a)	464,763	3,295,170
OneSpan, Inc.	210,854	3,215,524
Onestream, Inc. (a) (b)	158,769	3,388,130
Oracle Corp.	22,023	3,079,036
Palo Alto Networks, Inc. (a)	18,516	3,159,570
Progress Software Corp. (b)	60,896	3,136,753
Qualys, Inc. (a)	26,998	3,399,858
Security Description	Shares	Value
QXO, Inc. (b)	264,156	$3,576,672
Rapid7, Inc. (a)	118,302	3,136,186
Rubrik, Inc. Class A (a)	58,187	3,548,243
SentinelOne, Inc. Class A (a) (b)	172,179	3,130,214
ServiceNow, Inc. (a)	3,941	3,137,588
SolarWinds Corp.	181,686	3,348,473
Tenable Holdings, Inc. (a)	91,797	3,211,059
Teradata Corp. (a)	149,148	3,352,847
UiPath, Inc. Class A (a) (b)	280,900	2,893,270
Varonis Systems, Inc. (a) (b)	83,202	3,365,521
Xperi, Inc. (a) (b)	279,953	2,161,237
Zscaler, Inc. (a) (b)	16,802	3,333,853
		92,789,230
TOTAL COMMON STOCKS (Cost $477,195,560)		452,529,778
SHORT-TERM INVESTMENTS — 10.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (c) (d)	428,457	428,457
State Street Navigator Securities Lending Portfolio II (e) (f)	45,768,558	45,768,558
TOTAL SHORT-TERM INVESTMENTS (Cost $46,197,015)		46,197,015
TOTAL INVESTMENTS — 110.1% (Cost $523,392,575)		498,726,793
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.1)%		(45,712,005)
NET ASSETS — 100.0%		$453,014,788

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$452,529,778	$—	$—	$452,529,778
Short-Term Investments	46,197,015	—	—	46,197,015
TOTAL INVESTMENTS	$498,726,793	$—	$—	$498,726,793

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	184,068	$184,123	$308,686	$492,809	$18	$(18)	—	$—	$2,506
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	16,899,868	16,471,411	—	—	428,457	428,457	12,078
State Street Navigator Securities Lending Portfolio II	28,736,713	28,736,713	274,629,872	257,598,027	—	—	45,768,558	45,768,558	428,832
Total		$28,920,836	$291,838,426	$274,562,247	$18	$(18)		$46,197,015	$443,416
See accompanying notes to Schedule of Investments.

SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ALTERNATIVE CARRIERS — 21.0%
Anterix, Inc. (a)	16,471	$602,839
AST SpaceMobile, Inc. (a) (b)	193,684	4,404,374
Bandwidth, Inc. Class A (a)	54,772	717,513
Cogent Communications Holdings, Inc.	72,771	4,461,590
Globalstar, Inc. (a) (b)	144,776	3,020,028
Iridium Communications, Inc.	195,171	5,332,072
Liberty Global Ltd. Class C (a)	293,828	3,517,121
Liberty Latin America Ltd. Class C (a) (b)	161,034	1,000,021
Lumen Technologies, Inc. (a)	1,071,874	4,201,746
		27,257,304
COMMUNICATIONS EQUIPMENT — 53.9%
ADTRAN Holdings, Inc. (a)	195,378	1,703,696
Applied Optoelectronics, Inc. (a)	169,172	2,596,790
Arista Networks, Inc. (a)	66,516	5,153,660
Calix, Inc. (a)	109,056	3,864,945
Ciena Corp. (a)	80,391	4,858,028
Cisco Systems, Inc.	88,289	5,448,314
Clearfield, Inc. (a)	25,194	748,766
CommScope Holding Co., Inc. (a)	784,755	4,167,049
Digi International, Inc. (a)	44,056	1,226,078
Extreme Networks, Inc. (a)	199,313	2,636,911
F5, Inc. (a)	20,063	5,342,175
Harmonic, Inc. (a)	231,356	2,218,704
Juniper Networks, Inc.	149,900	5,424,881
Lumentum Holdings, Inc. (a) (b)	83,379	5,197,847
Motorola Solutions, Inc.	12,929	5,660,446
NETGEAR, Inc. (a)	65,488	1,601,836
NetScout Systems, Inc. (a)	81,104	1,703,995
Ubiquiti, Inc. (b)	13,785	4,275,280
Viasat, Inc. (a) (b)	233,099	2,428,892
Viavi Solutions, Inc. (a)	338,522	3,788,061
		70,046,354
INTEGRATED TELECOMMUNICATION SERVICES — 13.9%
AT&T, Inc.	207,540	5,869,231
Frontier Communications Parent, Inc. (a)	148,896	5,339,411
IDT Corp. Class B	14,304	733,938
Shenandoah Telecommunications Co.	37,527	471,714
Security Description	Shares	Value
Verizon Communications, Inc.	125,333	$5,685,105
		18,099,399
WIRELESS TELECOMMUNICATION SERVICES — 11.1%
Gogo, Inc. (a) (b)	183,419	1,581,072
Telephone & Data Systems, Inc.	151,734	5,878,175
T-Mobile U.S., Inc.	20,883	5,569,705
U.S. Cellular Corp. (a)	20,977	1,450,559
		14,479,511
TOTAL COMMON STOCKS (Cost $134,038,692)		129,882,568
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (c) (d)	131,621	131,621
State Street Navigator Securities Lending Portfolio II (e) (f)	1,767,339	1,767,339
TOTAL SHORT-TERM INVESTMENTS (Cost $1,898,960)		1,898,960
TOTAL INVESTMENTS — 101.4% (Cost $135,937,652)		131,781,528
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(1,758,321)
NET ASSETS — 100.0%		$130,023,207

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$129,882,568	$—	$—	$129,882,568
Short-Term Investments	1,898,960	—	—	1,898,960
TOTAL INVESTMENTS	$131,781,528	$—	$—	$131,781,528

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	43,398	$43,411	$193,784	$237,195	$3	$(3)	—	$—	$589
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	4,717,140	4,585,519	—	—	131,621	131,621	3,172
State Street Navigator Securities Lending Portfolio II	312,572	312,572	72,018,655	70,563,888	—	—	1,767,339	1,767,339	21,932
Total		$355,983	$76,929,579	$75,386,602	$3	$(3)		$1,898,960	$25,693
See accompanying notes to Schedule of Investments.

SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AIR FREIGHT & LOGISTICS — 19.5%
Air Transport Services Group, Inc. (a) (b)	182,732	$4,100,506
CH Robinson Worldwide, Inc.	43,411	4,445,286
Expeditors International of Washington, Inc.	35,655	4,287,514
FedEx Corp.	17,146	4,179,852
Forward Air Corp. (a) (b)	92,323	1,854,769
GXO Logistics, Inc. (a) (b)	108,788	4,251,435
Hub Group, Inc. Class A	112,571	4,184,264
United Parcel Service, Inc. Class B	36,224	3,984,278
		31,287,904
AIRLINES — 24.9%
Alaska Air Group, Inc. (a) (b)	78,276	3,852,745
Allegiant Travel Co. (b)	70,823	3,658,008
American Airlines Group, Inc. (a) (b)	382,000	4,030,100
Delta Air Lines, Inc.	92,169	4,018,568
Frontier Group Holdings, Inc. (a) (b)	348,759	1,513,614
JetBlue Airways Corp. (a) (b)	753,656	3,632,622
Joby Aviation, Inc. (a) (b)	661,688	3,983,362
SkyWest, Inc. (a)	50,310	4,395,585
Southwest Airlines Co. (b)	138,713	4,657,982
Sun Country Airlines Holdings, Inc. (a)	179,433	2,210,615
United Airlines Holdings, Inc. (a)	57,621	3,978,730
		39,931,931
CARGO GROUND TRANSPORTATION — 30.8%
ArcBest Corp.	57,290	4,043,528
Covenant Logistics Group, Inc.	23,317	517,637
Heartland Express, Inc.	110,173	1,015,795
JB Hunt Transport Services, Inc.	27,033	3,999,532
Knight-Swift Transportation Holdings, Inc.	89,386	3,887,397
Landstar System, Inc. (b)	27,697	4,160,089
Marten Transport Ltd.	93,028	1,276,344
Old Dominion Freight Line, Inc.	25,376	4,198,459
RXO, Inc. (a) (b)	231,060	4,413,246
Ryder System, Inc.	28,866	4,151,220
Saia, Inc. (a) (b)	11,279	3,941,221
Schneider National, Inc. Class B (b)	174,697	3,991,827
U-Haul Holding Co. (a) (b)	24,846	1,623,935
Werner Enterprises, Inc. (b)	139,875	4,098,338
XPO, Inc. (a)	38,291	4,119,346
		49,437,914
MARINE — 6.1%
Genco Shipping & Trading Ltd. (b)	104,688	1,398,632
Security Description	Shares	Value
Kirby Corp. (a)	43,204	$4,364,036
Matson, Inc.	31,629	4,053,889
		9,816,557
PASSENGER GROUND TRANSPORTATION — 9.7%
Avis Budget Group, Inc. (a) (b)	66,655	5,059,114
Hertz Global Holdings, Inc. (a) (b)	487,379	1,920,273
Lyft, Inc. Class A (a)	359,626	4,268,761
Uber Technologies, Inc. (a)	58,642	4,272,656
		15,520,804
RAILROADS — 8.9%
CSX Corp.	141,294	4,158,282
FTAI Infrastructure, Inc. (b)	353,564	1,601,645
Norfolk Southern Corp.	18,077	4,281,538
Union Pacific Corp.	17,581	4,153,335
		14,194,800
TOTAL COMMON STOCKS (Cost $205,168,377)		160,189,910
SHORT-TERM INVESTMENTS — 10.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (c) (d)	112,706	112,706
State Street Navigator Securities Lending Portfolio II (e) (f)	15,920,137	15,920,137
TOTAL SHORT-TERM INVESTMENTS (Cost $16,032,843)		16,032,843
TOTAL INVESTMENTS — 109.9% (Cost $221,201,220)		176,222,753
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.9)%		(15,859,905)
NET ASSETS — 100.0%		$160,362,848

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$160,189,910	$—	$—	$160,189,910
Short-Term Investments	16,032,843	—	—	16,032,843
TOTAL INVESTMENTS	$176,222,753	$—	$—	$176,222,753

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	178,685	$178,738	$253,218	$431,956	$15	$(15)	—	$—	$1,941
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	2,611,986	2,499,280	—	—	112,706	112,706	5,099
State Street Navigator Securities Lending Portfolio II	7,977,082	7,977,082	120,758,142	112,815,087	—	—	15,920,137	15,920,137	139,926
Total		$8,155,820	$123,623,346	$115,746,323	$15	$(15)		$16,032,843	$146,966
See accompanying notes to Schedule of Investments.

SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.4%
Boeing Co. (a)	5,839	$995,842
Northrop Grumman Corp.	1,497	766,479
RTX Corp.	11,678	1,546,868
Textron, Inc.	1,721	124,342
		3,433,531
AIR FREIGHT & LOGISTICS — 0.2%
CH Robinson Worldwide, Inc.	1,330	136,192
FedEx Corp.	1,668	406,625
		542,817
AIRLINES — 0.1%
Delta Air Lines, Inc.	1,652	72,027
Southwest Airlines Co.	2,062	69,242
		141,269
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	5,148	306,306
AUTOMOBILES — 0.1%
Rivian Automotive, Inc. Class A (a) (b)	11,484	142,976
BANKS — 6.2%
Bank of America Corp.	58,517	2,441,915
Citigroup, Inc.	18,152	1,288,611
Fifth Third Bancorp	6,381	250,135
JPMorgan Chase & Co.	27,661	6,785,243
KeyCorp	8,874	141,895
M&T Bank Corp.	1,587	283,676
PNC Financial Services Group, Inc.	3,782	664,762
Regions Financial Corp.	8,312	180,620
Truist Financial Corp.	12,527	515,486
Wells Fargo & Co.	31,156	2,236,689
		14,789,032
BEVERAGES — 1.5%
Coca-Cola Co.	25,251	1,808,477
PepsiCo, Inc.	11,693	1,753,248
		3,561,725
BIOTECHNOLOGY — 2.6%
AbbVie, Inc.	16,331	3,421,671
Alnylam Pharmaceuticals, Inc. (a)	1,154	311,603
Biogen, Inc. (a)	1,412	193,218
Gilead Sciences, Inc.	11,640	1,304,262
Vertex Pharmaceuticals, Inc. (a)	2,309	1,119,450
		6,350,204
BROADLINE RETAIL — 0.2%
eBay, Inc.	6,421	434,894
BUILDING PRODUCTS — 0.6%
Fortune Brands Innovations, Inc.	1,816	110,558
Johnson Controls International PLC	5,196	416,252
Owens Corning	898	128,252
Trane Technologies PLC	2,087	703,152
		1,358,214
Security Description	Shares	Value
CAPITAL MARKETS — 2.0%
Bank of New York Mellon Corp.	6,517	$546,581
Charles Schwab Corp.	17,943	1,404,578
CME Group, Inc.	3,057	810,992
FactSet Research Systems, Inc.	374	170,035
LPL Financial Holdings, Inc.	617	201,845
S&P Global, Inc.	2,684	1,363,740
State Street Corp. (c)	2,733	244,685
T. Rowe Price Group, Inc.	1,932	177,493
		4,919,949
CHEMICALS — 1.7%
Albemarle Corp.	1,008	72,596
Dow, Inc.	6,659	232,532
DuPont de Nemours, Inc.	3,242	242,113
Ecolab, Inc.	2,306	584,617
International Flavors & Fragrances, Inc.	2,351	182,461
Linde PLC	5,072	2,361,726
LyondellBasell Industries NV Class A	2,447	172,269
RPM International, Inc.	1,093	126,438
		3,974,752
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Republic Services, Inc.	2,147	519,917
Veralto Corp.	3,155	307,455
Waste Connections, Inc.	2,157	421,025
		1,248,397
COMMUNICATIONS EQUIPMENT — 2.9%
Cisco Systems, Inc.	112,815	6,961,814
CONSTRUCTION & ENGINEERING — 0.1%
AECOM	1,577	146,235
CONSUMER FINANCE — 0.7%
American Express Co.	5,406	1,454,484
Synchrony Financial	3,389	179,414
		1,633,898
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.7%
Albertsons Cos., Inc. Class A	4,570	100,494
Costco Wholesale Corp.	3,350	3,168,363
Dollar General Corp.	2,422	212,967
Target Corp.	4,980	519,713
Walgreens Boots Alliance, Inc.	10,479	117,050
		4,118,587
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	18,696	181,351
Avery Dennison Corp.	671	119,418
Ball Corp.	3,416	177,871
Packaging Corp. of America	823	162,971
Smurfit WestRock PLC	4,621	208,222
		849,833
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.7%
AT&T, Inc.	95,022	2,687,223

See accompanying notes to Schedule of Investments.

SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Verizon Communications, Inc.	86,362	$3,917,381
		6,604,604
ELECTRIC UTILITIES — 1.4%
American Electric Power Co., Inc.	6,563	717,139
Duke Energy Corp.	6,357	775,363
Edison International	4,336	255,477
Entergy Corp.	3,865	330,419
Exelon Corp.	9,431	434,581
PG&E Corp.	20,498	352,156
PPL Corp.	7,157	258,439
Xcel Energy, Inc.	4,517	319,758
		3,443,332
ELECTRICAL EQUIPMENT — 0.9%
Eaton Corp. PLC	4,542	1,234,652
Emerson Electric Co.	5,817	637,776
Hubbell, Inc.	489	161,815
Rockwell Automation, Inc.	990	255,796
		2,290,039
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.4%
CDW Corp.	3,887	622,930
Corning, Inc.	16,777	768,051
Keysight Technologies, Inc. (a)	4,240	635,025
TE Connectivity PLC	7,262	1,026,266
Zebra Technologies Corp. Class A (a)	1,268	358,286
		3,410,558
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes Co.	9,463	415,899
ENTERTAINMENT — 5.5%
Electronic Arts, Inc.	3,076	444,544
Netflix, Inc. (a)	8,873	8,274,339
Walt Disney Co.	40,105	3,958,363
Warner Bros Discovery, Inc. (a)	42,055	451,250
		13,128,496
FINANCIAL SERVICES — 2.4%
Block, Inc. (a)	4,830	262,414
Fidelity National Information Services, Inc.	5,121	382,436
Global Payments, Inc.	2,206	216,012
Visa, Inc. Class A	14,288	5,007,372
		5,868,234
FOOD PRODUCTS — 0.4%
Archer-Daniels-Midland Co.	3,490	167,555
Campbell's Co. (b)	1,788	71,377
Hershey Co.	1,506	257,571
Hormel Foods Corp.	4,031	124,719
J.M. Smucker Co.	958	113,437
Tyson Foods, Inc. Class A	2,973	189,707
		924,366
GROUND TRANSPORTATION — 0.8%
Norfolk Southern Corp.	1,546	366,170
Security Description	Shares	Value
Uber Technologies, Inc. (a)	21,185	$1,543,539
		1,909,709
HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Abbott Laboratories	16,548	2,195,092
IDEXX Laboratories, Inc. (a)	801	336,380
Medtronic PLC	12,144	1,091,260
		3,622,732
HEALTH CARE PROVIDERS & SERVICES — 2.6%
Cardinal Health, Inc.	2,247	309,569
Cencora, Inc.	1,531	425,756
Centene Corp. (a)	4,917	298,511
DaVita, Inc. (a)	551	84,286
HCA Healthcare, Inc.	1,704	588,817
Labcorp Holdings, Inc.	736	171,297
UnitedHealth Group, Inc.	8,112	4,248,660
		6,126,896
HEALTH CARE REITs — 0.2%
Alexandria Real Estate Equities, Inc. REIT	1,120	103,611
Healthpeak Properties, Inc. REIT	5,361	108,400
Ventas, Inc. REIT	4,621	317,740
		529,751
HOTEL & RESORT REITs — 0.0% (d)
Host Hotels & Resorts, Inc. REIT	7,090	100,749
HOTELS, RESTAURANTS & LEISURE — 4.9%
Airbnb, Inc. Class A (a)	8,074	964,520
Booking Holdings, Inc.	595	2,741,111
Carnival Corp. (a)	20,376	397,943
Chipotle Mexican Grill, Inc. (a)	31,892	1,601,297
Flutter Entertainment PLC (a)	4,132	915,445
Hilton Worldwide Holdings, Inc.	6,303	1,434,248
Las Vegas Sands Corp.	5,521	213,276
Marriott International, Inc. Class A	3,944	939,461
MGM Resorts International (a)	4,885	144,791
Royal Caribbean Cruises Ltd.	4,032	828,334
Starbucks Corp.	14,240	1,396,802
Wynn Resorts Ltd.	1,374	114,729
		11,691,957
HOUSEHOLD DURABLES — 0.2%
DR Horton, Inc.	4,645	590,519
HOUSEHOLD PRODUCTS — 2.0%
Church & Dwight Co., Inc.	1,803	198,492
Clorox Co.	1,320	194,370
Colgate-Palmolive Co.	7,830	733,671
Procter & Gamble Co.	21,696	3,697,433
		4,823,966
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Vistra Corp.	1,976	232,061
INDUSTRIAL CONGLOMERATES — 0.8%
3M Co.	5,346	785,114

See accompanying notes to Schedule of Investments.

SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Honeywell International, Inc.	5,471	$1,158,484
		1,943,598
INSURANCE — 2.5%
Allstate Corp.	2,183	452,034
American International Group, Inc.	5,963	518,423
Aon PLC Class A	1,791	714,770
Assurant, Inc.	437	91,661
Everest Group Ltd.	404	146,785
Hartford Insurance Group, Inc.	2,627	325,039
Marsh & McLennan Cos., Inc.	4,565	1,113,997
Principal Financial Group, Inc.	2,252	190,001
Progressive Corp.	6,141	1,737,965
Prudential Financial, Inc.	3,528	394,007
Willis Towers Watson PLC	1,002	338,626
		6,023,308
INTERACTIVE MEDIA & SERVICES — 0.2%
Pinterest, Inc. Class A (a)	8,660	268,460
Snap, Inc. Class A (a)	18,513	161,248
		429,708
IT SERVICES — 4.3%
Accenture PLC Class A	20,574	6,419,911
Akamai Technologies, Inc. (a)	4,060	326,830
Cloudflare, Inc. Class A (a)	7,218	813,396
Cognizant Technology Solutions Corp. Class A	9,531	729,122
Gartner, Inc. (a)	1,964	824,369
GoDaddy, Inc. Class A (a)	4,156	748,662
Twilio, Inc. Class A (a)	4,204	411,614
		10,273,904
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Illumina, Inc. (a)	1,711	135,751
MACHINERY — 2.3%
Caterpillar, Inc.	3,803	1,254,229
Cummins, Inc.	1,728	541,624
Deere & Co.	2,128	998,777
Fortive Corp.	3,373	246,836
Graco, Inc.	1,342	112,071
Illinois Tool Works, Inc.	2,719	674,339
Parker-Hannifin Corp.	1,509	917,246
Pentair PLC	1,600	139,968
Stanley Black & Decker, Inc.	1,822	140,075
Westinghouse Air Brake Technologies Corp.	1,360	246,636
Xylem, Inc.	2,330	278,342
		5,550,143
MEDIA — 0.6%
Charter Communications, Inc. Class A (a)	1,266	466,559
Interpublic Group of Cos., Inc.	7,252	196,964
News Corp. Class A	9,240	251,513
Omnicom Group, Inc.	2,624	217,556
Security Description	Shares	Value
Trade Desk, Inc. Class A (a)	5,216	$285,419
		1,418,011
METALS & MINING — 0.2%
Newmont Corp.	10,196	492,263
MULTI-UTILITIES — 0.9%
Ameren Corp.	2,253	226,201
CenterPoint Energy, Inc.	8,368	303,173
CMS Energy Corp.	2,827	212,336
Consolidated Edison, Inc.	3,503	387,397
DTE Energy Co.	1,725	238,516
Public Service Enterprise Group, Inc.	5,175	425,902
WEC Energy Group, Inc.	2,627	286,290
		2,079,815
OIL, GAS & CONSUMABLE FUELS — 3.5%
Chevron Corp.	15,799	2,643,014
Diamondback Energy, Inc.	1,618	258,686
EOG Resources, Inc.	4,098	525,527
EQT Corp.	4,353	232,581
Exxon Mobil Corp.	31,997	3,805,403
Occidental Petroleum Corp.	8,216	405,542
Ovintiv, Inc.	2,886	123,521
Phillips 66 Co.	3,164	390,691
		8,384,965
PERSONAL CARE PRODUCTS — 0.3%
Estee Lauder Cos., Inc. Class A	2,650	174,900
Kenvue, Inc.	19,302	462,862
		637,762
PHARMACEUTICALS — 4.5%
Eli Lilly & Co.	7,343	6,064,657
Johnson & Johnson	23,760	3,940,358
Zoetis, Inc.	4,404	725,119
		10,730,134
PROFESSIONAL SERVICES — 0.5%
Booz Allen Hamilton Holding Corp.	1,693	177,054
Broadridge Financial Solutions, Inc.	1,085	263,069
Dayforce, Inc. (a)	1,612	94,028
Jacobs Solutions, Inc.	1,408	170,213
Leidos Holdings, Inc.	1,411	190,400
SS&C Technologies Holdings, Inc.	2,375	198,384
TransUnion	1,833	152,121
		1,245,269
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CoStar Group, Inc. (a)	4,411	349,483
Zillow Group, Inc. Class C (a)	1,573	107,845
		457,328
RESIDENTIAL REITs — 0.4%
American Homes 4 Rent Class A REIT	3,426	129,537
AvalonBay Communities, Inc. REIT	1,087	233,292
Equity Residential REIT	2,780	198,992

See accompanying notes to Schedule of Investments.

SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Invitation Homes, Inc. REIT	5,219	$181,882
Mid-America Apartment Communities, Inc. REIT	1,139	190,874
		934,577
RETAIL REITs — 0.3%
Kimco Realty Corp. REIT	6,730	142,945
Simon Property Group, Inc. REIT	2,921	485,120
		628,065
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.5%
Analog Devices, Inc.	12,355	2,491,633
Applied Materials, Inc.	16,455	2,387,950
NVIDIA Corp.	83,401	9,039,000
NXP Semiconductors NV	6,424	1,220,946
ON Semiconductor Corp. (a)	8,396	341,633
		15,481,162
SOFTWARE — 13.7%
Adobe, Inc. (a)	9,440	3,620,523
ANSYS, Inc. (a)	2,612	826,855
AppLovin Corp. Class A (a)	4,954	1,312,661
Atlassian Corp. Class A (a)	3,449	731,912
Autodesk, Inc. (a)	6,659	1,743,326
Fortinet, Inc. (a)	18,480	1,778,885
Gen Digital, Inc.	12,163	322,806
HubSpot, Inc. (a)	1,184	676,407
Intuit, Inc.	8,446	5,185,760
Microsoft Corp.	28,382	10,654,319
ServiceNow, Inc. (a)	5,155	4,104,102
Tyler Technologies, Inc. (a)	1,200	697,668
Workday, Inc. Class A (a)	4,609	1,076,340
		32,731,564
SPECIALIZED REITs — 1.2%
American Tower Corp. REIT	3,198	695,885
Digital Realty Trust, Inc. REIT	3,338	478,302
Equinix, Inc. REIT	865	705,278
Extra Space Storage, Inc. REIT	1,696	251,839
Gaming & Leisure Properties, Inc. REIT	1,851	94,216
Iron Mountain, Inc. REIT	2,642	227,317
VICI Properties, Inc. REIT	10,744	350,469
		2,803,306
SPECIALTY RETAIL — 4.1%
AutoZone, Inc. (a)	223	850,250
Best Buy Co., Inc.	3,448	253,807
Burlington Stores, Inc. (a)	1,742	415,171
Dick's Sporting Goods, Inc.	1,265	254,973
Lowe's Cos., Inc.	7,866	1,834,587
Ross Stores, Inc.	8,924	1,140,398
TJX Cos., Inc.	28,228	3,438,171
Tractor Supply Co.	13,994	771,069
Ulta Beauty, Inc. (a)	1,243	455,609
Security Description	Shares	Value
Williams-Sonoma, Inc.	3,276	$517,936
		9,931,971
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
Dell Technologies, Inc. Class C	7,753	706,686
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Deckers Outdoor Corp. (a)	2,200	245,982
Lululemon Athletica, Inc. (a)	3,137	887,959
NIKE, Inc. Class B	14,793	939,060
		2,073,001
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Ferguson Enterprises, Inc.	1,830	293,221
WW Grainger, Inc.	361	356,607
		649,828
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	2,392	352,868
WIRELESS TELECOMMUNICATION SERVICES — 1.0%
T-Mobile U.S., Inc.	8,908	2,375,853
TOTAL COMMON STOCKS (Cost $209,694,673)		239,099,141
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (e) (f)	410,694	410,694
State Street Navigator Securities Lending Portfolio II (c) (g)	87,158	87,158
TOTAL SHORT-TERM INVESTMENTS (Cost $497,852)		497,852
TOTAL INVESTMENTS — 100.0% (Cost $210,192,525)		239,596,993
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(8,185)
NET ASSETS — 100.0%		$239,588,808
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2025.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

At March 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	1	06/20/2025	$278,941	$282,663	$3,722

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$239,099,141	$—	$—	$239,099,141
Short-Term Investments	497,852	—	—	497,852
TOTAL INVESTMENTS	$239,596,993	$—	$—	$239,596,993
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$3,722	$—	$—	$3,722
TOTAL OTHER FINANCIAL INSTRUMENTS:	$3,722	$—	$—	$3,722

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Corp.	—	$—	$319,613	$50,394	$58	$(24,592)	2,733	$244,685	$2,017
State Street Institutional Liquid Reserves Fund, Premier Class	504,048	504,199	1,877,282	2,381,482	47	(46)	—	—	3,009
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	4,015,090	3,604,396	—	—	410,694	410,694	10,115
State Street Navigator Securities Lending Portfolio II	92,113	92,113	4,939,214	4,944,169	—	—	87,158	87,158	155
Total		$596,312	$11,151,199	$10,980,441	$105	$(24,638)		$742,537	$15,296
See accompanying notes to Schedule of Investments.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.9%
General Dynamics Corp.	29,750	$8,109,255
L3Harris Technologies, Inc.	24,886	5,209,063
Lockheed Martin Corp.	13,931	6,223,117
Northrop Grumman Corp.	14,398	7,371,920
		26,913,355
AIR FREIGHT & LOGISTICS — 1.0%
CH Robinson Worldwide, Inc.	41,607	4,260,557
Expeditors International of Washington, Inc.	42,889	5,157,702
		9,418,259
AUTO COMPONENTS — 0.2%
Gentex Corp.	79,851	1,860,528
BANKS — 0.3%
Commerce Bancshares, Inc.	45,702	2,844,035
BEVERAGES — 1.3%
PepsiCo, Inc.	78,954	11,838,363
CAPITAL MARKETS — 4.5%
CME Group, Inc.	37,763	10,018,146
FactSet Research Systems, Inc.	13,403	6,093,540
Houlihan Lokey, Inc.	24,708	3,990,342
Intercontinental Exchange, Inc.	39,001	6,727,673
Nasdaq, Inc.	93,173	7,068,104
S&P Global, Inc.	11,802	5,996,679
SEI Investments Co.	33,669	2,613,724
		42,508,208
CHEMICALS — 2.6%
Corteva, Inc.	160,236	10,084,773
Linde PLC	27,376	12,747,361
NewMarket Corp.	2,771	1,569,633
		24,401,767
COMMERCIAL SERVICES & SUPPLIES — 2.6%
MSA Safety, Inc.	12,949	1,899,489
Republic Services, Inc.	35,689	8,642,448
Rollins, Inc.	102,415	5,533,482
Waste Management, Inc.	35,290	8,169,988
		24,245,407
COMMUNICATIONS EQUIPMENT — 1.7%
Cisco Systems, Inc.	92,999	5,738,968
Juniper Networks, Inc.	115,974	4,197,911
Motorola Solutions, Inc.	14,312	6,265,937
		16,202,816
CONSTRUCTION MATERIALS — 1.1%
Vulcan Materials Co.	44,778	10,446,707
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.3%
Casey's General Stores, Inc.	12,971	5,629,933
Costco Wholesale Corp.	7,226	6,834,206
Walmart, Inc.	106,642	9,362,101
		21,826,240
Security Description	Shares	Value
CONTAINERS & PACKAGING — 2.5%
Amcor PLC	507,727	$4,924,952
AptarGroup, Inc.	23,269	3,452,654
Avery Dennison Corp.	27,387	4,874,065
Graphic Packaging Holding Co. (a)	104,393	2,710,042
Packaging Corp. of America	31,017	6,141,986
Silgan Holdings, Inc.	30,787	1,574,047
		23,677,746
DIVERSIFIED CONSUMER SERVICES — 0.4%
Service Corp. International	49,328	3,956,106
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
AT&T, Inc.	189,042	5,346,108
Verizon Communications, Inc.	175,087	7,941,946
		13,288,054
ELECTRIC UTILITIES — 2.8%
Duke Energy Corp.	75,612	9,222,396
Southern Co.	89,353	8,216,008
Xcel Energy, Inc.	123,898	8,770,739
		26,209,143
ELECTRICAL EQUIPMENT — 0.6%
AMETEK, Inc.	33,618	5,787,002
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.0%
Amphenol Corp. Class A	83,314	5,465,148
CDW Corp.	25,677	4,115,176
Corning, Inc.	99,935	4,575,724
TE Connectivity PLC	30,887	4,365,167
		18,521,215
ENTERTAINMENT — 0.6%
Electronic Arts, Inc.	39,776	5,748,428
FINANCIAL SERVICES — 2.2%
Berkshire Hathaway, Inc. Class B (b)	18,265	9,727,573
Jack Henry & Associates, Inc.	25,588	4,672,369
Visa, Inc. Class A	18,313	6,417,974
		20,817,916
GAS UTILITIES — 0.3%
National Fuel Gas Co.	31,478	2,492,963
GROUND TRANSPORTATION — 0.7%
Landstar System, Inc.	12,355	1,855,721
Union Pacific Corp.	22,021	5,202,241
		7,057,962
HEALTH CARE EQUIPMENT & SUPPLIES — 2.5%
Abbott Laboratories	54,790	7,267,894
Becton Dickinson & Co.	39,556	9,060,697
Boston Scientific Corp. (b)	74,458	7,511,844
		23,840,435
HEALTH CARE PROVIDERS & SERVICES — 2.0%
Cencora, Inc.	28,400	7,897,756
Chemed Corp.	5,075	3,122,749

See accompanying notes to Schedule of Investments.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
UnitedHealth Group, Inc.	14,304	$7,491,720
		18,512,225
HOTELS, RESTAURANTS & LEISURE — 1.9%
McDonald's Corp.	30,555	9,544,465
Texas Roadhouse, Inc.	23,313	3,884,809
Yum! Brands, Inc.	31,228	4,914,038
		18,343,312
HOUSEHOLD DURABLES — 0.6%
Garmin Ltd.	24,270	5,269,745
HOUSEHOLD PRODUCTS — 2.2%
Colgate-Palmolive Co.	119,408	11,188,530
Procter & Gamble Co.	55,675	9,488,133
		20,676,663
INDUSTRIAL CONGLOMERATES — 0.6%
Honeywell International, Inc.	25,828	5,469,079
INDUSTRIAL REITs — 0.9%
EastGroup Properties, Inc. REIT	18,169	3,200,469
First Industrial Realty Trust, Inc. REIT	47,541	2,565,313
STAG Industrial, Inc. REIT	66,984	2,419,931
		8,185,713
INSURANCE — 10.5%
Allstate Corp.	34,966	7,240,410
Arthur J Gallagher & Co.	21,568	7,446,136
Assurant, Inc.	17,794	3,732,291
Brown & Brown, Inc.	55,490	6,902,956
Chubb Ltd.	23,240	7,018,248
CNA Financial Corp.	95,048	4,827,488
Hanover Insurance Group, Inc.	12,593	2,190,640
Loews Corp.	61,776	5,677,832
Markel Group, Inc. (b)	3,536	6,610,941
Marsh & McLennan Cos., Inc.	35,373	8,632,073
Old Republic International Corp.	80,507	3,157,485
Progressive Corp.	28,267	7,999,844
RLI Corp.	28,735	2,308,283
Selective Insurance Group, Inc.	21,233	1,943,669
Travelers Cos., Inc.	31,607	8,358,787
W.R. Berkley Corp.	102,050	7,261,878
Willis Towers Watson PLC	21,871	7,391,304
		98,700,265
INTERACTIVE MEDIA & SERVICES — 0.4%
Alphabet, Inc. Class A	23,358	3,612,081
IT SERVICES — 2.9%
Accenture PLC Class A	14,089	4,396,332
Akamai Technologies, Inc. (b)	51,948	4,181,814
Amdocs Ltd. (a)	39,297	3,595,675
Cognizant Technology Solutions Corp. Class A	50,563	3,868,423
International Business Machines Corp.	22,374	5,563,519
VeriSign, Inc. (b)	22,057	5,599,611
		27,205,374
Security Description	Shares	Value
LEISURE PRODUCTS — 0.3%
Hasbro, Inc.	46,235	$2,843,314
LIFE SCIENCES TOOLS & SERVICES — 0.3%
Qiagen NV (b)	76,131	3,057,193
MACHINERY — 5.4%
Cummins, Inc.	14,857	4,656,882
Donaldson Co., Inc.	41,916	2,810,887
Dover Corp.	29,705	5,218,782
Fortive Corp.	64,801	4,742,137
Graco, Inc.	59,188	4,942,790
IDEX Corp.	26,680	4,828,280
Illinois Tool Works, Inc.	22,585	5,601,306
Nordson Corp.	18,213	3,673,926
Otis Worldwide Corp.	67,435	6,959,292
PACCAR, Inc.	50,578	4,924,780
Toro Co.	35,100	2,553,525
		50,912,587
MEDIA — 1.0%
Comcast Corp. Class A	114,295	4,217,485
Fox Corp. Class A	88,521	5,010,289
		9,227,774
MULTI-UTILITIES — 5.2%
Ameren Corp.	80,743	8,106,597
CMS Energy Corp.	104,671	7,861,839
Consolidated Edison, Inc.	81,598	9,023,923
DTE Energy Co.	67,040	9,269,621
NiSource, Inc.	165,171	6,621,705
WEC Energy Group, Inc.	75,782	8,258,722
		49,142,407
OFFICE REITs — 0.2%
COPT Defense Properties REIT	79,195	2,159,648
OIL, GAS & CONSUMABLE FUELS — 3.1%
Cheniere Energy, Inc.	18,614	4,307,280
DT Midstream, Inc.	35,646	3,439,126
Expand Energy Corp.	51,667	5,751,570
Exxon Mobil Corp.	35,249	4,192,164
Kinder Morgan, Inc.	231,039	6,591,543
Williams Cos., Inc.	89,331	5,338,420
		29,620,103
PHARMACEUTICALS — 2.7%
Bristol-Myers Squibb Co.	115,556	7,047,760
Johnson & Johnson	68,031	11,282,261
Merck & Co., Inc.	79,277	7,115,904
		25,445,925
PROFESSIONAL SERVICES — 4.3%
Automatic Data Processing, Inc.	22,015	6,726,243
Booz Allen Hamilton Holding Corp.	43,975	4,598,905
Broadridge Financial Solutions, Inc.	24,941	6,047,195
CACI International, Inc. Class A (b)	7,830	2,872,984
FTI Consulting, Inc. (b)	12,493	2,049,939
Jacobs Solutions, Inc.	42,731	5,165,751
Paychex, Inc.	41,113	6,342,914

See accompanying notes to Schedule of Investments.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Science Applications International Corp.	17,068	$1,916,224
Verisk Analytics, Inc.	16,825	5,007,456
		40,727,611
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
CoStar Group, Inc. (b)	49,572	3,927,590
RESIDENTIAL REITs — 5.9%
American Homes 4 Rent Class A REIT	120,294	4,548,316
AvalonBay Communities, Inc. REIT	37,590	8,067,566
Camden Property Trust REIT	36,997	4,524,733
Equity LifeStyle Properties, Inc. REIT	68,687	4,581,423
Equity Residential REIT	118,740	8,499,409
Invitation Homes, Inc. REIT	215,276	7,502,369
Mid-America Apartment Communities, Inc. REIT	41,911	7,023,445
Sun Communities, Inc. REIT	44,403	5,712,002
UDR, Inc. REIT	116,223	5,249,793
		55,709,056
RETAIL REITs — 1.1%
Agree Realty Corp. REIT (a)	37,145	2,867,223
Realty Income Corp. REIT	132,304	7,675,881
		10,543,104
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.0%
Analog Devices, Inc.	19,967	4,026,885
Texas Instruments, Inc.	32,290	5,802,513
		9,829,398
SOFTWARE — 3.7%
ANSYS, Inc. (b)	14,166	4,484,488
Check Point Software Technologies Ltd. (b)	24,444	5,571,277
Dolby Laboratories, Inc. Class A	33,553	2,694,641
Intuit, Inc.	7,283	4,471,740
Microsoft Corp.	18,166	6,819,335
Roper Technologies, Inc.	10,503	6,192,359
Tyler Technologies, Inc. (b)	8,828	5,132,511
		35,366,351
SPECIALIZED REITs — 2.4%
Equinix, Inc. REIT	9,760	7,957,816
Public Storage REIT	24,087	7,208,998
VICI Properties, Inc. REIT	225,256	7,349,428
		22,516,242
Security Description	Shares	Value
SPECIALTY RETAIL — 3.7%
AutoZone, Inc. (b)	1,596	$6,085,197
Home Depot, Inc.	13,882	5,087,614
Lowe's Cos., Inc.	17,162	4,002,693
Murphy USA, Inc.	6,492	3,050,052
O'Reilly Automotive, Inc. (b)	3,973	5,691,640
TJX Cos., Inc.	48,038	5,851,028
Tractor Supply Co.	95,845	5,281,060
		35,049,284
TRADING COMPANIES & DISTRIBUTORS — 0.6%
Fastenal Co.	67,547	5,238,270
TOTAL COMMON STOCKS (Cost $857,216,235)		941,192,969
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (c) (d)	1,867,463	1,867,463
State Street Navigator Securities Lending Portfolio II (e) (f)	3,853,182	3,853,182
TOTAL SHORT-TERM INVESTMENTS (Cost $5,720,645)		5,720,645
TOTAL INVESTMENTS — 100.4% (Cost $862,936,880)		946,913,614
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(3,781,406)
NET ASSETS — 100.0%		$943,132,208
(a)	All or a portion of the shares of the security are on loan at March 31, 2025.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$941,192,969	$—	$—	$941,192,969
Short-Term Investments	5,720,645	—	—	5,720,645
TOTAL INVESTMENTS	$946,913,614	$—	$—	$946,913,614

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,857,526	$1,858,084	$2,540,666	$4,398,750	$12	$(12)	—	$—	$10,277
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	19,316,644	17,449,181	—	—	1,867,463	1,867,463	36,171
State Street Navigator Securities Lending Portfolio II	1,657,465	1,657,465	31,328,972	29,133,255	—	—	3,853,182	3,853,182	1,442
Total		$3,515,549	$53,186,282	$50,981,186	$12	$(12)		$5,720,645	$47,890
See accompanying notes to Schedule of Investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.4%
AEROSPACE & DEFENSE — 0.8%
National Presto Industries, Inc.	8,452	$743,015
Park Aerospace Corp.	27,078	364,199
V2X, Inc. (a)	8,026	393,732
		1,500,946
AIR FREIGHT & LOGISTICS — 0.4%
Hub Group, Inc. Class A	13,565	504,211
Radiant Logistics, Inc. (a)	55,985	344,308
		848,519
AUTO COMPONENTS — 0.8%
Dorman Products, Inc. (a)	3,721	448,529
Gentherm, Inc. (a)	8,647	231,221
Standard Motor Products, Inc.	23,271	580,146
Visteon Corp. (a)	3,020	234,434
		1,494,330
AUTOMOBILES — 0.0% (b)
NWTN, Inc. Class B (a) (c)	18,252	5,799
BANKS — 22.0%
1st Source Corp.	10,182	608,985
ACNB Corp.	11,998	493,838
Arrow Financial Corp. (c)	18,686	491,255
Associated Banc-Corp.	22,789	513,596
BancFirst Corp.	4,205	462,033
Bank First Corp.	8,827	889,232
Bar Harbor Bankshares	19,082	562,919
Blue Foundry Bancorp (a)	7,694	70,866
Bridgewater Bancshares, Inc. (a)	33,317	462,773
Brookline Bancorp, Inc.	53,467	582,790
Burke & Herbert Financial Services Corp.	8,972	503,419
Camden National Corp.	14,912	603,489
Capital Bancorp, Inc.	17,891	506,852
Capital City Bank Group, Inc.	17,657	634,946
Capitol Federal Financial, Inc.	102,550	574,280
Chemung Financial Corp.	2,480	119,119
Citizens & Northern Corp.	23,057	463,907
Citizens Financial Services, Inc.	2,419	141,483
City Holding Co.	9,819	1,153,438
Civista Bancshares, Inc.	7,748	151,957
CNB Financial Corp.	25,638	570,445
Colony Bankcorp, Inc.	10,410	168,533
Community Financial System, Inc.	10,739	610,620
Community Trust Bancorp, Inc.	16,069	809,235
Eastern Bankshares, Inc.	31,775	521,332
Enterprise Bancorp, Inc.	14,921	580,875
Enterprise Financial Services Corp.	8,367	449,643
Farmers & Merchants Bancorp, Inc.	19,693	470,860
Farmers National Banc Corp.	42,372	552,955
First Bancorp, Inc.	15,252	377,029
First Busey Corp.	27,617	596,527
First Community Bankshares, Inc.	14,561	548,804
First Financial Bankshares, Inc.	15,110	542,751
First Financial Corp.	15,449	756,692
Security Description	Shares	Value
First Mid Bancshares, Inc.	22,701	$792,265
First of Long Island Corp.	17,183	212,210
Five Star Bancorp	17,928	498,398
FNB Corp.	36,297	488,449
FS Bancorp, Inc.	10,327	392,529
Fulton Financial Corp.	28,290	511,766
German American Bancorp, Inc.	19,309	724,087
Great Southern Bancorp, Inc.	13,478	746,277
Guaranty Bancshares, Inc.	12,754	510,543
HarborOne Bancorp, Inc.	49,160	509,789
Hilltop Holdings, Inc.	16,115	490,815
Home Bancorp, Inc.	10,914	488,947
HomeTrust Bancshares, Inc.	14,135	484,548
International Bancshares Corp.	8,972	565,774
Kearny Financial Corp.	49,869	312,180
Lakeland Financial Corp.	8,472	503,576
LCNB Corp.	5,566	82,622
LINKBANCORP, Inc.	8,132	55,463
Metrocity Bankshares, Inc.	20,159	555,784
Mid Penn Bancorp, Inc.	19,987	517,863
National Bank Holdings Corp. Class A	14,992	573,744
NBT Bancorp, Inc.	13,256	568,682
Nicolet Bankshares, Inc.	4,799	522,899
Northeast Community Bancorp, Inc.	6,095	143,045
Northfield Bancorp, Inc.	37,468	408,776
Northwest Bancshares, Inc.	57,016	685,332
Norwood Financial Corp.	3,600	87,244
Oak Valley Bancorp	2,551	64,112
Origin Bancorp, Inc.	14,302	495,850
Orrstown Financial Services, Inc.	15,501	465,185
Park National Corp.	3,901	590,611
Parke Bancorp, Inc.	5,219	98,613
PCB Bancorp	4,788	89,865
Penns Woods Bancorp, Inc.	5,758	161,203
Peoples Bancorp, Inc.	20,889	619,568
Peoples Financial Services Corp.	14,267	634,453
Ponce Financial Group, Inc. (a)	8,344	105,792
Primis Financial Corp.	21,609	211,120
QCR Holdings, Inc.	6,508	464,151
Sierra Bancorp	4,623	128,889
Simmons First National Corp. Class A	23,215	476,604
SmartFinancial, Inc.	18,253	567,303
South Plains Financial, Inc.	14,467	479,147
Southern States Bancshares, Inc.	11,787	422,956
Southside Bancshares, Inc.	21,103	611,143
Timberland Bancorp, Inc.	2,268	68,577
Tompkins Financial Corp.	8,057	507,430
Towne Bank	16,189	553,502
TrustCo Bank Corp.	20,039	610,789
Trustmark Corp.	14,860	512,521
Univest Financial Corp.	17,054	483,651
WaFd, Inc.	16,070	459,281
WesBanco, Inc.	16,799	520,097
West BanCorp, Inc.	23,046	459,537

See accompanying notes to Schedule of Investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Westamerica BanCorp	13,251	$670,898
		41,513,933
BIOTECHNOLOGY — 1.1%
ACADIA Pharmaceuticals, Inc. (a)	10,482	174,106
Agios Pharmaceuticals, Inc. (a)	5,593	163,875
Amicus Therapeutics, Inc. (a)	20,764	169,580
Anika Therapeutics, Inc. (a)	19,009	285,705
Catalyst Pharmaceuticals, Inc. (a)	9,119	221,199
Ironwood Pharmaceuticals, Inc. (a)	141,293	207,701
PTC Therapeutics, Inc. (a)	3,742	190,692
Ultragenyx Pharmaceutical, Inc. (a)	5,113	185,142
Vanda Pharmaceuticals, Inc. (a)	52,858	243,496
Xencor, Inc. (a)	19,266	204,990
		2,046,486
BUILDING PRODUCTS — 0.6%
Apogee Enterprises, Inc.	6,983	323,523
AZZ, Inc.	4,387	366,797
CSW Industrials, Inc.	1,693	493,543
		1,183,863
CAPITAL MARKETS — 1.4%
Diamond Hill Investment Group, Inc. (c)	4,046	577,931
Federated Hermes, Inc.	12,158	495,767
GCM Grosvenor, Inc. Class A (c)	36,828	487,234
Innventure, Inc. (a)	4,588	35,439
Patria Investments Ltd. Class A (c)	55,747	629,384
Silvercrest Asset Management Group, Inc. Class A	5,186	85,021
Vinci Partners Investments Ltd. Class A	14,501	147,637
WisdomTree, Inc.	30,317	270,428
		2,728,841
CHEMICALS — 2.1%
Ashland, Inc.	10,928	647,921
HB Fuller Co.	6,754	379,035
Huntsman Corp.	27,651	436,609
Innospec, Inc.	4,871	461,527
Minerals Technologies, Inc.	6,858	435,963
Sensient Technologies Corp.	13,373	995,353
Stepan Co.	12,551	690,807
		4,047,215
COMMERCIAL SERVICES & SUPPLIES — 1.6%
ABM Industries, Inc.	7,391	350,038
Brady Corp. Class A	9,814	693,261
Ennis, Inc.	38,287	769,186
HNI Corp.	10,577	469,090
Matthews International Corp. Class A	14,934	332,132
UniFirst Corp.	2,506	436,044
		3,049,751
COMMUNICATIONS EQUIPMENT — 0.9%
Ituran Location & Control Ltd.	8,689	314,194
NETGEAR, Inc. (a)	14,414	352,654
Security Description	Shares	Value
NetScout Systems, Inc. (a)	27,292	$573,405
Viavi Solutions, Inc. (a)	35,842	401,072
		1,641,325
CONSTRUCTION & ENGINEERING — 1.0%
Arcosa, Inc.	7,211	556,112
Argan, Inc.	4,153	544,749
Construction Partners, Inc. Class A (a)	5,657	406,569
Granite Construction, Inc.	4,716	355,619
		1,863,049
CONSUMER FINANCE — 0.4%
Nelnet, Inc. Class A	7,144	792,484
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.1%
Andersons, Inc.	7,954	341,521
Ingles Markets, Inc. Class A	8,643	562,653
PriceSmart, Inc.	6,216	546,076
Village Super Market, Inc. Class A	17,118	650,655
		2,100,905
CONTAINERS & PACKAGING — 1.5%
Greif, Inc. Class A	10,435	573,821
Sealed Air Corp.	12,874	372,149
Sonoco Products Co.	24,685	1,166,292
TriMas Corp.	31,472	737,389
		2,849,651
DISTRIBUTORS — 0.1%
Weyco Group, Inc.	7,074	215,615
DIVERSIFIED CONSUMER SERVICES — 1.6%
Adtalem Global Education, Inc. (a)	2,506	252,221
Carriage Services, Inc.	6,849	265,399
Frontdoor, Inc. (a)	8,009	307,706
Graham Holdings Co. Class B	557	535,199
Grand Canyon Education, Inc. (a)	2,917	504,699
Laureate Education, Inc. (a)	19,772	404,338
Perdoceo Education Corp.	12,009	302,387
Strategic Education, Inc.	4,669	392,009
		2,963,958
DIVERSIFIED REITs — 1.4%
Alpine Income Property Trust, Inc. REIT	7,315	122,439
Armada Hoffler Properties, Inc. REIT	54,818	411,683
Broadstone Net Lease, Inc. REIT	44,379	756,218
CTO Realty Growth, Inc. REIT (c)	42,595	822,509
Gladstone Commercial Corp. REIT	38,027	569,645
		2,682,494
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
Cogent Communications Holdings, Inc.	5,714	350,325
Iridium Communications, Inc.	10,480	286,314
Liberty Global Ltd. Class A (a)	30,885	355,703

See accompanying notes to Schedule of Investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Liberty Latin America Ltd. Class C (a) (c)	39,820	$247,282
		1,239,624
ELECTRIC UTILITIES — 0.7%
TXNM Energy, Inc.	24,671	1,319,405
ELECTRICAL EQUIPMENT — 0.4%
EnerSys	5,223	478,322
Sensata Technologies Holding PLC	14,393	349,419
		827,741
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.9%
Advanced Energy Industries, Inc.	3,046	290,314
Avnet, Inc.	10,275	494,125
Belden, Inc.	3,852	386,190
Benchmark Electronics, Inc.	8,717	331,508
Crane NXT Co. (c)	7,696	395,574
CTS Corp.	9,204	382,426
ePlus, Inc. (a)	4,914	299,901
Insight Enterprises, Inc. (a)	1,975	296,244
IPG Photonics Corp. (a)	5,228	330,096
Knowles Corp. (a)	24,342	369,998
Novanta, Inc. (a)	2,860	365,728
OSI Systems, Inc. (a) (c)	2,443	474,773
Plexus Corp. (a)	4,327	554,419
Sanmina Corp. (a)	5,894	449,005
ScanSource, Inc. (a)	7,988	271,672
TTM Technologies, Inc. (a)	16,548	339,399
Vishay Intertechnology, Inc. (c)	25,594	406,945
Vishay Precision Group, Inc. (a) (c)	19,177	461,974
Vontier Corp.	13,725	450,962
		7,351,253
ENERGY EQUIPMENT & SERVICES — 0.7%
Archrock, Inc.	9,173	240,700
Innovex International, Inc. (a)	11,450	205,642
Noble Corp. PLC	10,358	245,557
Ranger Energy Services, Inc. Class A	14,356	203,712
Seadrill Ltd. (a)	7,463	186,627
Valaris Ltd. (a) (c)	5,077	199,323
		1,281,561
ENTERTAINMENT — 0.3%
Madison Square Garden Sports Corp. (a)	2,667	519,318
FINANCIAL SERVICES — 2.4%
Alerus Financial Corp.	27,496	507,576
Banco Latinoamericano de Comercio Exterior SA	13,552	496,003
Cannae Holdings, Inc. (c)	29,513	540,973
Cass Information Systems, Inc. (c)	11,061	478,388
EVERTEC, Inc.	13,566	498,822
Federal Agricultural Mortgage Corp. Class C	2,531	474,588
Radian Group, Inc.	14,194	469,396
Security Description	Shares	Value
Waterstone Financial, Inc.	24,658	$331,650
Western Union Co.	62,300	659,134
		4,456,530
FOOD PRODUCTS — 2.5%
Alico, Inc.	8,268	247,700
Cal-Maine Foods, Inc.	6,373	579,306
Flowers Foods, Inc.	75,408	1,433,506
Fresh Del Monte Produce, Inc.	16,991	523,955
J&J Snack Foods Corp.	4,897	645,033
John B Sanfilippo & Son, Inc.	9,391	665,446
Nomad Foods Ltd.	29,225	574,271
		4,669,217
GAS UTILITIES — 1.1%
New Jersey Resources Corp.	20,722	1,016,766
Spire, Inc.	13,256	1,037,282
		2,054,048
GROUND TRANSPORTATION — 1.3%
Heartland Express, Inc.	63,703	587,342
Marten Transport Ltd.	46,303	635,277
Schneider National, Inc. Class B (c)	23,801	543,853
Werner Enterprises, Inc.	22,094	647,354
		2,413,826
HEALTH CARE EQUIPMENT & SUPPLIES — 3.0%
Artivion, Inc. (a)	7,866	193,346
AtriCure, Inc. (a)	6,373	205,593
Avanos Medical, Inc. (a)	23,010	329,733
CONMED Corp. (c)	4,478	270,426
Dentsply Sirona, Inc.	27,180	406,260
Electromed, Inc. (a)	8,378	199,700
Enovis Corp. (a)	6,865	262,360
Envista Holdings Corp. (a)	18,521	319,673
Haemonetics Corp. (a)	3,747	238,122
ICU Medical, Inc. (a)	2,729	378,949
Integer Holdings Corp. (a)	3,227	380,818
Integra LifeSciences Holdings Corp. (a)	13,788	303,198
iRadimed Corp.	6,375	334,560
LeMaitre Vascular, Inc.	4,940	414,466
LivaNova PLC (a)	8,531	335,098
Neogen Corp. (a) (c)	21,438	185,867
Orthofix Medical, Inc. (a)	14,624	238,517
OrthoPediatrics Corp. (a) (c)	10,774	265,364
Utah Medical Products, Inc. (c)	2,334	130,797
Varex Imaging Corp. (a)	20,528	238,125
		5,630,972
HEALTH CARE PROVIDERS & SERVICES — 1.8%
Acadia Healthcare Co., Inc. (a)	6,983	211,773
Addus HomeCare Corp. (a)	4,275	422,755
Amedisys, Inc. (a)	3,551	328,929
National HealthCare Corp.	6,754	626,771
National Research Corp.	14,617	187,098
Patterson Cos., Inc.	9,293	290,313
Premier, Inc. Class A (c)	34,970	674,222

See accompanying notes to Schedule of Investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
RadNet, Inc. (a)	3,731	$185,505
Select Medical Holdings Corp.	13,008	217,234
U.S. Physical Therapy, Inc.	3,137	226,993
		3,371,593
HEALTH CARE REITs — 2.4%
CareTrust REIT, Inc.	21,682	619,671
Community Healthcare Trust, Inc. REIT	42,074	764,064
Global Medical REIT, Inc. (c)	55,672	487,130
LTC Properties, Inc. REIT	19,575	693,934
National Health Investors, Inc. REIT	7,116	525,588
Sila Realty Trust, Inc. REIT	30,341	812,408
Universal Health Realty Income Trust REIT	16,087	658,923
		4,561,718
HEALTH CARE TECHNOLOGY — 0.5%
HealthStream, Inc.	22,338	718,837
TruBridge, Inc. (a)	8,924	247,152
		965,989
HOTEL & RESORT REITs — 0.3%
Apple Hospitality REIT, Inc.	37,114	479,142
HOTELS, RESTAURANTS & LEISURE — 0.9%
Arcos Dorados Holdings, Inc. Class A (c)	35,719	287,895
First Watch Restaurant Group, Inc. (a)	17,618	293,463
Nathan's Famous, Inc.	765	73,810
Papa John's International, Inc. (c)	6,358	261,187
Travel & Leisure Co.	4,912	227,411
Wendy's Co. (c)	39,099	572,018
		1,715,784
HOUSEHOLD DURABLES — 0.9%
Cavco Industries, Inc. (a)	544	282,679
Ethan Allen Interiors, Inc.	12,436	344,477
Helen of Troy Ltd. (a)	4,783	255,843
La-Z-Boy, Inc.	8,122	317,489
Leggett & Platt, Inc.	34,838	275,568
Tri Pointe Homes, Inc. (a)	7,235	230,941
		1,706,997
HOUSEHOLD PRODUCTS — 0.6%
Central Garden & Pet Co. (a) (c)	13,091	479,916
Spectrum Brands Holdings, Inc.	3,930	281,192
WD-40 Co.	1,902	464,088
		1,225,196
INDUSTRIAL REITs — 0.3%
LXP Industrial Trust REIT	75,007	648,811
INSURANCE — 3.5%
AMERISAFE, Inc.	17,277	907,906
CNO Financial Group, Inc.	13,332	555,278
Employers Holdings, Inc.	13,055	661,105
Enstar Group Ltd. (a)	2,281	758,159
Security Description	Shares	Value
Greenlight Capital Re Ltd. Class A (a)	41,159	$557,705
Horace Mann Educators Corp.	24,772	1,058,508
Safety Insurance Group, Inc.	15,650	1,234,472
White Mountains Insurance Group Ltd.	484	932,095
		6,665,228
INTERACTIVE MEDIA & SERVICES — 0.4%
IAC, Inc. (a)	5,939	272,879
Ziff Davis, Inc. (a)	6,961	261,594
ZipRecruiter, Inc. Class A (a)	53,067	312,565
		847,038
IT SERVICES — 0.4%
ASGN, Inc. (a)	4,553	286,930
Hackett Group, Inc.	15,021	438,914
		725,844
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Escalade, Inc.	3,850	59,224
Johnson Outdoors, Inc. Class A (c)	7,496	186,201
Sturm Ruger & Co., Inc.	12,235	480,713
		726,138
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Mesa Laboratories, Inc.	2,087	247,643
MACHINERY — 3.7%
Alamo Group, Inc.	2,739	488,117
Albany International Corp. Class A	4,444	306,814
Douglas Dynamics, Inc.	16,231	377,046
Enerpac Tool Group Corp.	8,014	359,508
ESCO Technologies, Inc.	2,710	431,215
Federal Signal Corp.	6,240	458,952
Franklin Electric Co., Inc.	7,709	723,721
Gates Industrial Corp. PLC (a)	21,381	393,774
Gencor Industries, Inc. (a)	10,238	124,494
Gorman-Rupp Co.	15,821	555,317
Kadant, Inc. (c)	1,143	385,088
Lindsay Corp.	4,498	569,087
Miller Industries, Inc.	8,828	374,042
Mueller Water Products, Inc. Class A	16,313	414,677
Standex International Corp.	2,477	399,763
Tennant Co.	7,315	583,371
		6,944,986
MEDIA — 0.8%
Cable One, Inc. (c)	1,217	323,442
John Wiley & Sons, Inc. Class A	8,407	374,616
Scholastic Corp.	12,719	240,135
TEGNA, Inc.	30,560	556,803
		1,494,996
METALS & MINING — 0.7%
MAC Copper Ltd. (a)	63,968	617,950
Materion Corp.	3,443	280,949
SunCoke Energy, Inc.	25,063	230,579

See accompanying notes to Schedule of Investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Warrior Met Coal, Inc.	4,594	$219,226
		1,348,704
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.6%
Chicago Atlantic Real Estate Finance, Inc. REIT	15,555	229,301
Franklin BSP Realty Trust, Inc. REIT	38,680	493,302
KKR Real Estate Finance Trust, Inc. REIT	44,954	485,503
		1,208,106
MULTI-UTILITIES — 1.2%
Black Hills Corp.	17,436	1,057,493
Northwestern Energy Group, Inc.	21,304	1,232,863
		2,290,356
OFFICE REITs — 1.6%
Cousins Properties, Inc. REIT	17,436	514,362
Easterly Government Properties, Inc. REIT	81,303	861,812
Highwoods Properties, Inc. REIT	17,000	503,880
JBG SMITH Properties REIT (c)	37,123	598,051
Postal Realty Trust, Inc. Class A REIT	42,010	599,903
		3,078,008
OIL, GAS & CONSUMABLE FUELS — 1.4%
California Resources Corp.	4,795	210,836
Crescent Energy Co. Class A	21,388	240,551
Delek U.S. Holdings, Inc.	12,886	194,192
Gulfport Energy Corp. (a)	2,113	389,088
Permian Basin Royalty Trust (c)	17,678	175,189
Sabine Royalty Trust	6,939	469,701
Sable Offshore Corp. (a)	16,669	422,892
SFL Corp. Ltd.	50,260	412,132
Sitio Royalties Corp. Class A	8,222	163,371
		2,677,952
PERSONAL CARE PRODUCTS — 0.3%
Nature's Sunshine Products, Inc. (a)	17,770	223,014
USANA Health Sciences, Inc. (a)	9,422	254,111
		477,125
PHARMACEUTICALS — 2.3%
Amphastar Pharmaceuticals, Inc. (a)	9,242	267,925
ANI Pharmaceuticals, Inc. (a)	5,140	344,123
Collegium Pharmaceutical, Inc. (a)	8,874	264,951
Harmony Biosciences Holdings, Inc. (a)	6,461	214,441
Innoviva, Inc. (a)	28,314	513,333
Oculis Holding AG (a) (c)	11,959	227,580
Organon & Co. (c)	15,563	231,733
Pacira BioSciences, Inc. (a)	10,179	252,948
Perrigo Co. PLC	13,961	391,466
Phibro Animal Health Corp. Class A	14,070	300,535
Prestige Consumer Healthcare, Inc. (a)	8,172	702,547
Supernus Pharmaceuticals, Inc. (a)	11,361	372,073
Security Description	Shares	Value
Theravance Biopharma, Inc. (a)	26,030	$232,448
		4,316,103
PROFESSIONAL SERVICES — 4.1%
Alight, Inc. Class A	83,359	494,902
Asure Software, Inc. (a)	6,898	66,086
Barrett Business Services, Inc.	10,729	441,498
CBIZ, Inc. (a)	9,707	736,373
CRA International, Inc.	2,055	356,713
CSG Systems International, Inc.	9,612	581,238
Dun & Bradstreet Holdings, Inc.	49,060	438,596
Exponent, Inc.	6,618	536,455
Heidrick & Struggles International, Inc.	9,328	399,518
Huron Consulting Group, Inc. (a)	2,727	391,188
IBEX Holdings Ltd. (a)	11,438	278,515
ICF International, Inc.	6,236	529,873
Kforce, Inc.	10,649	520,630
ManpowerGroup, Inc.	5,530	320,115
Maximus, Inc.	12,846	876,059
Resources Connection, Inc.	49,830	325,888
TriNet Group, Inc.	4,607	365,091
		7,658,738
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
FRP Holdings, Inc. (a)	6,798	194,760
Tejon Ranch Co. (a) (c)	38,567	611,287
		806,047
RESIDENTIAL REITs — 0.7%
Centerspace REIT	9,093	588,772
Elme Communities REIT	38,721	673,745
		1,262,517
RETAIL REITs — 2.0%
Getty Realty Corp. REIT (c)	29,429	917,596
NETSTREIT Corp. (c)	56,445	894,653
Phillips Edison & Co., Inc. REIT	38,665	1,410,886
Saul Centers, Inc. REIT	15,787	569,437
		3,792,572
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.8%
Diodes, Inc. (a)	6,117	264,114
NVE Corp. (c)	5,163	329,090
Power Integrations, Inc.	6,293	317,796
Tower Semiconductor Ltd. (a)	9,700	345,902
Veeco Instruments, Inc. (a)	14,255	286,240
		1,543,142
SOFTWARE — 2.6%
A10 Networks, Inc.	14,396	235,231
Blackbaud, Inc. (a)	6,115	379,436
BlackLine, Inc. (a)	6,598	319,475
Box, Inc. Class A (a)	10,949	337,886
Daily Journal Corp. (a)	786	312,892
Helport AI Ltd. (a)	6,252	37,382

See accompanying notes to Schedule of Investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Logility Supply Chain Solutions, Inc. Class A	22,585	$322,062
nCino, Inc. (a) (c)	11,281	309,889
ON24, Inc. (a)	18,032	94,482
Ooma, Inc. (a)	19,302	252,783
Progress Software Corp.	10,722	552,290
Qualys, Inc. (a)	2,247	282,981
Radware Ltd. (a)	16,157	349,314
Sapiens International Corp. NV	11,503	311,616
SPS Commerce, Inc. (a)	2,729	362,239
Tenable Holdings, Inc. (a)	8,431	294,975
Workiva, Inc. (a)	3,258	247,315
		5,002,248
SPECIALIZED REITs — 1.3%
Farmland Partners, Inc. REIT (c)	54,793	610,942
Four Corners Property Trust, Inc. REIT	22,312	640,354
PotlatchDeltic Corp. REIT	12,037	543,110
Rayonier, Inc. REIT	25,497	711,035
		2,505,441
SPECIALTY RETAIL — 1.0%
Academy Sports & Outdoors, Inc.	5,030	229,454
Buckle, Inc.	6,266	240,157
Five Below, Inc. (a)	3,159	236,710
Monro, Inc.	18,881	273,208
Valvoline, Inc. (a)	10,911	379,888
Winmark Corp.	1,390	441,839
		1,801,256
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Carter's, Inc.	9,444	386,260
Oxford Industries, Inc. (c)	3,760	220,599
Steven Madden Ltd.	13,095	348,851
		955,710
TOBACCO — 0.3%
Universal Corp.	9,952	558,379
TRADING COMPANIES & DISTRIBUTORS — 1.2%
McGrath RentCorp	7,176	799,406
MSC Industrial Direct Co., Inc. Class A	8,234	639,592
Rush Enterprises, Inc. Class A	7,728	412,753
Transcat, Inc. (a) (c)	4,788	356,467
		2,208,218
Security Description	Shares	Value
WATER UTILITIES — 1.4%
American States Water Co.	14,769	$1,164,381
Artesian Resources Corp. Class A	14,530	474,404
SJW Group	17,708	972,617
		2,611,402
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Spok Holdings, Inc.	28,401	466,912
TOTAL COMMON STOCKS (Cost $184,035,614)		184,188,698
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (d) (e)	409,524	409,524
State Street Navigator Securities Lending Portfolio II (f) (g)	3,625,002	3,625,002
TOTAL SHORT-TERM INVESTMENTS (Cost $4,034,526)		4,034,526
TOTAL INVESTMENTS — 99.5% (Cost $188,070,140)		188,223,224
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		860,139
NET ASSETS — 100.0%		$189,083,363
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at March 31, 2025.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$184,188,698	$—	$—	$184,188,698
Short-Term Investments	4,034,526	—	—	4,034,526
TOTAL INVESTMENTS	$188,223,224	$—	$—	$188,223,224

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$2,589,908	$2,589,908	$—	$—	—	$—	$2,626
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	9,122,582	8,713,058	—	—	409,524	409,524	13,065
State Street Navigator Securities Lending Portfolio II	1,985,283	1,985,283	67,375,867	65,736,148	—	—	3,625,002	3,625,002	102,262
Total		$1,985,283	$79,088,357	$77,039,114	$—	$—		$4,034,526	$117,953
See accompanying notes to Schedule of Investments.

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
PREFERRED STOCKS — 99.0%
AUTO MANUFACTURERS — 2.7%
Ford Motor Co.:
6.20%, 6/1/2059 (a)	$370,672	$7,969,448
6.00%, 12/1/2059	395,426	8,232,769
6.50%, 8/15/2062 (a)	299,034	6,791,062
		22,993,279
BANKS — 37.8%
Associated Banc-Corp. 5 yr. CMT + 2.81% 6.63%, 3/1/2033 (b)	147,687	3,557,780
Bank of America Corp.:
Series 5, 3 mo. USD Term SOFR + 0.76%, 5.09%, 4/30/2025 (b)	71,098	1,606,104
Series 2, 3 mo. USD Term SOFR + 0.91%, 5.22%, 4/30/2025 (a) (b)	54,953	1,213,362
Series E, 3 mo. USD Term SOFR + 0.61%, 4.93%, 5/15/2025 (b)	56,594	1,250,727
Series GG, 6.00%, 4/30/2025	244,682	6,095,029
Series HH, 5.88%, 4/30/2025 (a)	154,317	3,817,803
Series K, 6.45%, 12/15/2066	190,575	4,901,589
Series KK, 5.38%, 4/30/2025	250,526	5,624,309
Series LL, 5.00%, 4/30/2025 (a)	236,144	4,973,193
Series NN, 4.38%, 11/3/2025 (a)	194,852	3,602,813
Series PP, 4.13%, 2/2/2026 (a)	163,591	2,846,483
Series QQ, 4.25%, 11/17/2026 (a)	235,124	4,227,529
Series SS, 4.75%, 2/17/2027 (a)	122,990	2,462,260
Bank of New York Mellon Corp. Series K, 5 yr. CMT + 2.16% 6.15%, 3/20/2030 (b) (c)	247,735	6,318,977
Citigroup Capital XIII 3 mo. USD Term SOFR + 6.63% 10.92%, 10/30/2040 (b)	1,112,675	33,224,475
Citizens Financial Group, Inc.:
Series E, 5.00%, 7/6/2025 (a)	223,842	4,331,343
Series H, 7.38%, 7/6/2029 (a)	199,061	5,141,746
Fifth Third Bancorp:
Series I, 3 mo. USD Term SOFR + 3.97%, 8.30%, 4/30/2025 (a) (b)	222,090	5,587,784
Series K, 4.95%, 6/30/2025	122,775	2,666,673
Huntington Bancshares, Inc.:
Series H, 4.50%, 4/15/2026	248,724	4,322,823
Series J, 5 yr. CMT + 2.70%, 6.88%, 4/15/2028 (a) (b)	161,622	4,137,523
JPMorgan Chase & Co.:
Series DD, 5.75%, 6/1/2025	341,462	8,396,551
Security Description	Shares	Value
Series EE, 6.00%, 6/1/2025 (a)	$372,519	$9,320,425
Series GG, 4.75%, 6/1/2025 (a)	182,566	3,753,557
Series JJ, 4.55%, 6/1/2026 (a)	304,675	5,965,536
Series LL, 4.63%, 6/1/2026 (a)	372,271	7,426,806
Series MM, 4.20%, 9/1/2026 (a)	402,452	7,380,970
M&T Bank Corp.:
Series H, 3 mo. USD Term SOFR + 4.02%, 5.63%, 12/15/2026 (b)	125,181	3,019,366
Series J, 7.50%, 6/15/2029 (a)	370,874	9,679,811
Morgan Stanley:
Series A, 3 mo. USD Term SOFR + 0.96%, 5.26%, 4/30/2025 (a) (b)	230,372	5,252,482
Series F, 6.88%, 7/15/2025 (b)	179,289	4,503,740
Series I, 6.38%, 7/15/2025 (a) (b)	209,429	5,206,405
Series E, 7.13%, 7/15/2025 (b)	181,941	4,570,358
Series K, 5.85%, 4/15/2027 (a) (b)	209,429	4,973,939
Series L, 4.88%, 7/15/2025	106,194	2,158,924
Series O, 4.25%, 1/15/2027 (a)	272,258	4,881,586
Series P, 6.50%, 10/15/2027 (a)	209,429	5,288,082
Series Q, 6.63%, 10/15/2029 (a)	208,422	5,314,761
Northern Trust Corp. Series E, 4.70%, 7/1/2025	198,917	3,930,600
Regions Financial Corp.:
Series C, 3 mo. USD Term SOFR + 3.41%, 5.70%, 5/15/2029 (a) (b)	246,837	5,832,758
Series E, 4.45%, 6/15/2026 (a)	196,861	3,384,041
5 yr. CMT + 2.77%, 6.95%, 9/15/2029 (a) (b)	246,878	6,201,575
State Street Corp. Series G, 5.35%, 3/15/2026 (a) (b) (d)	246,772	5,562,241
Truist Financial Corp.:
Series O, 5.25%, 6/1/2025	286,375	6,091,196
Series R, 4.75%, 9/1/2025 (a)	457,302	8,931,108
U.S. Bancorp:
Series B, 3 mo. USD Term SOFR + 0.86%, 5.16%, 4/30/2025 (a) (b)	494,634	10,664,309
Series K, 5.50%, 4/30/2025 (a)	286,456	6,591,352

See accompanying notes to Schedule of Investments.

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Series L, 3.75%, 1/15/2026 (a)	$248,637	$3,881,224
Series M, 4.00%, 4/15/2026 (a)	370,333	6,129,011
Series O, 4.50%, 4/15/2027 (a)	223,838	4,284,259
Wells Fargo & Co.:
Series A, 5.63%, 6/15/2025	243,838	5,676,549
Series Z, 4.75%, 6/15/2025 (a)	716,104	14,257,631
Series AA, 4.70%, 12/15/2025	412,912	7,936,169
Series CC, 4.38%, 3/15/2026	370,781	6,674,058
Series DD, Class A, 4.25%, 9/15/2026	441,162	7,799,744
		322,831,449
DIVERSIFIED FINANCIAL SERVICES — 10.3%
Affiliated Managers Group, Inc.:
5.88%, 3/30/2059	147,551	3,150,214
4.75%, 9/30/2060	134,903	2,366,199
6.75%, 3/30/2064 (a)	222,059	5,329,416
Apollo Global Management, Inc. 5 yr. CMT + 3.23% 7.63%, 9/15/2053 (a) (b)	296,490	7,687,986
Brookfield Finance, Inc. Series 50, 4.63%, 10/16/2080	196,736	3,086,788
Capital One Financial Corp.:
Series I, 5.00%, 6/1/2025 (a)	742,365	14,090,088
Series J, 4.80%, 6/1/2025 (a)	618,360	11,217,050
Series L, 4.38%, 9/1/2026 (a)	333,135	5,476,739
Series N, 4.25%, 9/1/2026 (a)	211,246	3,401,060
Carlyle Finance LLC 4.63%, 5/15/2061	248,698	4,327,345
Charles Schwab Corp.:
Series D, 5.95%, 6/1/2025	370,814	9,225,852
Series J, 4.45%, 6/1/2026	296,152	5,745,349
KKR Group Finance Co. IX LLC 4.63%, 4/1/2061 (a)	248,740	4,427,572
TPG Operating Group II LP 6.95%, 3/15/2064 (a)	199,044	4,976,100
Voya Financial, Inc. Series B, 5 yr. CMT + 3.21% 5.35%, 9/15/2029 (a) (b)	147,652	3,503,782
		88,011,540
ELECTRIC — 14.7%
BIP Bermuda Holdings I Ltd. 5.13%, 1/21/2027	147,205	2,403,858
Brookfield BRP Holdings Canada, Inc.:
4.63%, 4/30/2026	175,257	2,571,020
4.88%, 12/9/2026	128,742	2,035,411
Brookfield Infrastructure Finance ULC 5.00%, 5/24/2081	123,793	2,040,109
CMS Energy Corp.:
5.88%, 10/15/2078	140,206	3,140,614
5.88%, 3/1/2079 (a)	314,006	7,162,477
Security Description	Shares	Value
DTE Energy Co.:
Series E, 5.25%, 12/1/2077	$198,975	$4,303,829
4.38%, 12/1/2081	140,206	2,532,120
Duke Energy Corp.:
5.63%, 9/15/2078 (a)	246,842	5,894,587
Series A, 5.75%, 4/30/2025 (a)	494,752	12,156,057
Entergy Arkansas LLC 4.88%, 9/1/2066 (a)	203,929	4,239,684
Entergy Louisiana LLC 4.88%, 9/1/2066	135,191	2,770,064
Entergy Mississippi LLC 4.90%, 10/1/2066	130,046	2,675,046
Georgia Power Co. Series 2017, 5.00%, 10/1/2077 (a)	135,190	2,982,291
National Rural Utilities Cooperative Finance Corp. Series US, 5.50%, 5/15/2064 (a)	125,181	2,976,804
NextEra Energy Capital Holdings, Inc. Series N, 5.65%, 3/1/2079	339,731	7,722,086
SCE Trust IV Series J, 3 mo. USD Term SOFR + 3.39% 5.38%, 9/15/2025 (b)	160,001	3,558,422
SCE Trust V Series K, 3 mo. USD Term SOFR + 4.05% 5.45%, 3/15/2026 (b)	147,636	3,382,341
SCE Trust VI 5.00%, 4/30/2025	236,237	4,051,465
SCE Trust VII Series M, 7.50%, 11/22/2028	273,944	6,300,712
SCE Trust VIII Series N, 6.95%, 5/13/2029	174,028	3,952,176
Sempra 5.75%, 7/1/2079	374,366	8,022,663
Southern Co.:
5.25%, 12/1/2077	223,904	4,820,653
Series 2020, 4.95%, 1/30/2080	494,541	10,098,527
Series C, 4.20%, 10/15/2060 (a)	370,464	6,805,424
6.50%, 3/15/2085	279,118	7,156,585
		125,755,025
GAS — 0.4%
Spire, Inc. Series A, 5.90%, 4/30/2025 (a)	125,042	3,008,511
INSURANCE — 26.4%
AEGON Funding Co. LLC 5.10%, 12/15/2049 (a)	457,302	9,118,602

See accompanying notes to Schedule of Investments.

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Allstate Corp.:
3 mo. USD Term SOFR + 3.43%, 7.73%, 1/15/2053 (a) (b)	$249,027	$6,621,628
Series H, 5.10%, 7/15/2025 (a)	568,976	11,948,496
Series I, 4.75%, 7/15/2025	150,221	2,921,798
Series J, 7.38%, 7/15/2028 (a)	296,518	7,759,876
Arch Capital Group Ltd.:
Series F, 5.45%, 4/30/2025	164,018	3,396,813
Series G, 4.55%, 6/11/2026 (a)	248,734	4,335,434
Assurant, Inc. 5.25%, 1/15/2061	123,793	2,378,064
Athene Holding Ltd.:
Series B, 5.63%, 4/15/2025	171,475	3,372,913
Series C, 5 yr. CMT + 5.97%, 6.38%, 6/30/2025 (b)	297,505	7,419,775
Series D, 4.88%, 12/30/2025 (a)	286,128	4,892,789
Series E, 5 yr. CMT + 3.96%, 7.75%, 12/30/2027 (a) (b)	246,898	6,456,383
Series A, 3 mo. USD Term SOFR + 4.25%, 6.35%, 6/30/2029 (a) (b)	426,571	10,378,472
5 yr. CMT + 2.99%, 7.25%, 3/30/2064 (b)	286,542	7,223,724
Axis Capital Holdings Ltd. Series E, 5.50%, 4/30/2025 (a)	271,463	5,537,845
Brighthouse Financial, Inc.:
6.25%, 9/15/2058 (a)	186,466	3,921,380
Series A, 6.60%, 4/30/2025 (a)	211,407	4,141,463
Series B, 6.75%, 6/25/2025	200,209	3,998,174
Series C, 5.38%, 12/25/2025 (a)	283,476	4,461,912
Series D, 4.63%, 12/25/2026	175,257	2,430,815
Corebridge Financial, Inc. 6.38%, 12/15/2064	297,505	7,401,924
Enstar Group Ltd. Series D, 3 mo. USD Term SOFR + 4.02% 7.00%, 9/1/2028 (b)	197,110	4,107,772
Equitable Holdings, Inc.:
Series A, 5.25%, 6/15/2025 (a)	395,399	8,149,173
Series C, 4.30%, 3/15/2026 (a)	150,221	2,523,713
F&G Annuities & Life, Inc. 7.95%, 12/15/2053	171,618	4,389,988
Globe Life, Inc. 4.25%, 6/15/2061	159,552	2,554,428
Hartford Insurance Group, Inc. Series G, 6.00%, 4/30/2025	171,584	4,251,851
Security Description	Shares	Value
Lincoln National Corp. Series D, 9.00%, 12/1/2027 (a)	$249,073	$6,625,342
MetLife, Inc.:
Series A, 3 mo. USD Term SOFR + 1.26%, 5.56%, 4/30/2025 (b)	297,505	7,071,694
Series E, 5.63%, 4/30/2025 (a)	398,023	9,385,382
Series F, 4.75%, 6/15/2025 (a)	494,509	9,791,278
Prudential Financial, Inc.:
5.63%, 8/15/2058 (a)	281,440	6,529,408
4.13%, 9/1/2060 (a)	248,722	4,350,148
5.95%, 9/1/2062 (a)	149,136	3,686,642
Reinsurance Group of America, Inc.:
3 mo. USD Term SOFR + 4.04%, 5.75%, 6/15/2056 (a) (b)	199,024	4,897,981
5 yr. CMT + 3.46%, 7.13%, 10/15/2052 (b)	346,060	8,900,663
RenaissanceRe Holdings Ltd.:
Series F, 5.75%, 4/30/2025	125,181	2,693,895
Series G, 4.20%, 7/15/2026	248,648	3,941,071
Unum Group 6.25%, 6/15/2058 (a)	147,708	3,720,764
W.R. Berkley Corp.:
5.10%, 12/30/2059 (a)	150,221	2,983,389
4.25%, 9/30/2060 (a)	123,793	2,106,957
4.13%, 3/30/2061 (a)	150,221	2,514,700
		225,294,519
REAL ESTATE INVESTMENT TRUSTS — 4.6%
Digital Realty Trust, Inc. Series L, 5.20%, 4/30/2025	171,486	3,450,298
Kimco Realty Corp. Series M, Class M, , 5.25%, 4/30/2025	128,503	2,689,568
Public Storage:
Series F, 5.15%, 4/30/2025	140,206	2,963,955
Series G, 5.05%, 4/30/2025	150,221	3,142,623
Series H, 5.60%, 4/30/2025 (a)	142,710	3,272,340
Series I, 4.88%, 4/30/2025	158,355	3,184,519
Series J, 4.70%, 4/30/2025	126,975	2,474,743
Series L, 4.63%, 6/17/2025	278,775	5,268,847
Series N, 3.88%, 10/6/2025	139,891	2,259,240
Series P, 4.00%, 6/16/2026	297,780	4,841,903
Series R, 4.00%, 11/19/2026	216,234	3,515,965
Series S, 4.10%, 1/13/2027	123,793	2,073,533
		39,137,534
SOVEREIGN — 0.4%
Tennessee Valley Authority Series D, 30 yr. CMT + 0.94% 2.13%, 6/1/2028 (b)	128,418	3,052,496

See accompanying notes to Schedule of Investments.

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
TELECOMMUNICATIONS — 1.7%
AT&T, Inc. 5.35%, 11/1/2066 (a)	$654,577	$14,891,627
TOTAL PREFERRED STOCKS (Cost $993,384,002)		844,975,980
SHORT-TERM INVESTMENTS — 4.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (e) (f)	6,831,092	6,831,092
State Street Navigator Securities Lending Portfolio II (d) (g)	30,333,001	30,333,001
TOTAL SHORT-TERM INVESTMENTS (Cost $37,164,093)		37,164,093
TOTAL INVESTMENTS — 103.4% (Cost $1,030,548,095)		882,140,073
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.4)%		(28,827,284)
NET ASSETS — 100.0%		$853,312,789

(a)	All or a portion of the shares of the security are on loan at March 31, 2025.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Non-income producing security.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2025.
(g)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Preferred Stocks	$844,975,980	$—	$—	$844,975,980
Short-Term Investments	37,164,093	—	—	37,164,093
TOTAL INVESTMENTS	$882,140,073	$—	$—	$882,140,073

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Corp.	226,494	$5,444,916	$1,324,543	$809,459	$(68,814)	$(328,945)	246,772	$5,562,241	$250,595
State Street Institutional Liquid Reserves Fund, Premier Class	3,525,669	3,526,727	15,969,189	19,495,916	62	(62)	—	—	41,339
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	61,524,174	54,693,082	—	—	6,831,092	6,831,092	101,766
State Street Navigator Securities Lending Portfolio II	41,876,737	41,876,737	153,543,121	165,086,857	—	—	30,333,001	30,333,001	583,880
Total		$50,848,380	$232,361,027	$240,085,314	$(68,752)	$(329,007)		$42,726,334	$977,580
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG 1-10 YEAR TIPS ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.2%
U.S. Treasury Inflation-Indexed Bonds:
1.75%, 1/15/2028	$27,498,937	$27,949,017
2.38%, 1/15/2027	31,421,451	32,222,329
2.50%, 1/15/2029	29,963,766	31,288,727
3.38%, 4/15/2032	15,036,065	16,807,208
3.63%, 4/15/2028	40,259,690	43,142,347
3.88%, 4/15/2029	45,425,059	49,917,881
U.S. Treasury Inflation-Indexed Notes:
0.13%, 4/15/2026	57,802,634	57,405,240
0.13%, 7/15/2026	58,942,959	58,668,966
0.13%, 10/15/2026	54,031,904	53,605,559
0.13%, 4/15/2027	47,915,035	47,011,948
0.13%, 1/15/2030	61,229,916	57,608,741
0.13%, 7/15/2030	64,776,934	60,679,034
0.13%, 1/15/2031	59,294,402	54,759,308
0.13%, 7/15/2031	65,889,661	60,506,527
0.13%, 1/15/2032	68,003,827	61,543,463
0.25%, 7/15/2029	58,344,985	55,892,672
0.38%, 1/15/2027	61,270,751	60,632,913
0.38%, 7/15/2027	56,192,604	55,549,462
0.50%, 1/15/2028	60,950,210	59,856,202
0.63%, 7/15/2032	63,193,263	58,985,727
0.75%, 7/15/2028	55,615,767	54,956,416
0.88%, 1/15/2029	53,354,559	52,507,347
1.13%, 1/15/2033	64,557,030	61,837,312
1.25%, 4/15/2028	46,603,817	46,610,189
1.38%, 7/15/2033	60,141,957	58,670,123
1.63%, 10/15/2027	52,228,088	53,084,956
Security Description	Principal Amount	Value
1.63%, 10/15/2029	$52,528,111	$53,274,995
1.75%, 1/15/2034	64,005,915	63,892,155
1.88%, 7/15/2034	67,689,056	68,318,353
2.13%, 4/15/2029	50,815,868	52,332,405
2.13%, 1/15/2035	42,548,396	43,672,770
2.38%, 10/15/2028	51,864,816	54,033,616
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,684,898,293)		1,667,223,908
	Shares
SHORT-TERM INVESTMENT — 0.0% (a)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (b) (c) (Cost $83,713)	83,713	83,713
TOTAL INVESTMENTS — 99.2% (Cost $1,684,982,006)		1,667,307,621
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		13,606,790
NET ASSETS — 100.0%		$1,680,914,411
(a)	Amount is less than 0.05% of net assets.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2025.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$1,667,223,908	$—	$1,667,223,908
Short-Term Investment	83,713	—	—	83,713
TOTAL INVESTMENTS	$83,713	$1,667,223,908	$—	$1,667,307,621
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG 1-10 YEAR TIPS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	388,534	$388,534	$61,801,225	$62,106,046	$—	$—	83,713	$83,713	$80,075
State Street Navigator Securities Lending Portfolio II	—	—	351,710,493	351,710,493	—	—	—	—	2,818
Total		$388,534	$413,511,718	$413,816,539	$—	$—		$83,713	$82,893
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG 1-3 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.0% (a)
U.S. Treasury Bills:
0.01%, 4/1/2025	$984,000	$984,000
4.01%, 4/15/2025	1,900,467,000	1,897,331,362
4.01%, 4/17/2025 (b)	1,129,331,000	1,127,193,300
4.13%, 5/1/2025	1,228,285,000	1,223,952,863
4.16%, 5/6/2025	2,020,354,000	2,012,031,798
4.16%, 5/8/2025	3,971,572,000	3,954,285,177
4.17%, 5/15/2025 (b)	3,723,508,000	3,704,238,511
4.18%, 5/13/2025 (c)	2,020,354,000	2,010,383,553
4.18%, 5/22/2025	2,317,381,000	2,303,510,501
4.20%, 5/20/2025 (c)	2,474,530,000	2,460,282,894
4.20%, 5/29/2025	2,756,581,000	2,737,762,483
4.20%, 6/5/2025	2,146,510,000	2,130,251,668
4.21%, 6/3/2025	999,355,000	992,010,830
4.21%, 6/10/2025	1,099,355,000	1,090,408,999
4.21%, 6/12/2025	2,997,043,000	2,971,927,780
4.21%, 6/17/2025	499,372,000	494,915,350
4.22%, 6/20/2025	2,497,509,000	2,474,195,028
4.23%, 6/24/2025	999,392,000	989,609,621
4.23%, 6/26/2025 (c)	2,998,508,000	2,968,458,782
4.23%, 7/1/2025	499,392,000	494,102,745
4.24%, 5/27/2025 (b) (c)	2,601,311,000	2,584,164,016
TOTAL U.S. TREASURY OBLIGATIONS (Cost $40,623,780,692)		40,622,001,261
Shares
SHORT-TERM INVESTMENTS — 3.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (d) (e)	24,616,431	24,616,431
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	1,508,456,113	$1,508,456,113
TOTAL SHORT-TERM INVESTMENTS (Cost $1,533,072,544)		1,533,072,544
TOTAL INVESTMENTS — 102.7% (Cost $42,156,853,236)		42,155,073,805
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(1,109,342,322)
NET ASSETS — 100.0%		$41,045,731,483
(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	When-issued security.
(c)	All or a portion of the shares of the security are on loan at March 31, 2025.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$40,622,001,261	$—	$40,622,001,261
Short-Term Investments	1,533,072,544	—	—	1,533,072,544
TOTAL INVESTMENTS	$1,533,072,544	$40,622,001,261	$—	$42,155,073,805
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG 1-3 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	31,267,429	$31,267,429	$2,657,604,062	$2,664,255,060	$—	$—	24,616,431	$24,616,431	$3,088,893
State Street Navigator Securities Lending Portfolio II	2,659,360,250	2,659,360,250	22,875,463,994	24,026,368,131	—	—	1,508,456,113	1,508,456,113	2,396,341
Total		$2,690,627,679	$25,533,068,056	$26,690,623,191	$—	$—		$1,533,072,544	$5,485,234
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG 3-12 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.3% (a)
U.S. Treasury Bills:
4.06%, 3/19/2026	$109,702,000	$105,563,793
4.08%, 9/4/2025 (b)	258,740,000	254,152,905
4.13%, 1/22/2026	107,499,000	104,051,719
4.13%, 2/19/2026	108,999,000	105,176,749
4.16%, 12/26/2025	106,735,000	103,632,680
4.19%, 9/11/2025	159,566,000	156,604,074
4.20%, 9/18/2025	159,566,000	156,482,440
4.20%, 9/25/2025	159,566,000	156,359,165
4.21%, 10/2/2025 (b) (c)	107,422,000	105,186,087
4.22%, 7/3/2025 (b) (c)	161,610,000	159,863,014
4.22%, 7/17/2025 (b)	156,406,000	154,461,797
4.22%, 7/24/2025	156,406,000	154,343,638
4.22%, 10/30/2025	107,422,000	104,913,633
4.23%, 7/31/2025 (b)	156,406,000	154,210,211
4.25%, 7/8/2025	139,620,000	138,028,099
4.25%, 7/15/2025	139,620,000	137,915,744
4.25%, 8/14/2025 (b)	162,426,000	159,899,415
4.26%, 7/22/2025	139,620,000	137,799,552
4.26%, 8/7/2025 (b)	265,392,000	261,472,826
4.26%, 8/21/2025	159,632,000	157,041,463
4.26%, 8/28/2025	154,305,000	151,683,969
4.26%, 11/28/2025	107,762,000	104,947,621
4.27%, 7/29/2025 (c)	139,620,000	137,685,284
4.34%, 7/10/2025	260,761,000	257,726,795
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,618,857,651)		3,619,202,673

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 10.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (d) (e)	78,161,039	$78,161,039
State Street Navigator Securities Lending Portfolio II (f) (g)	297,278,368	297,278,368
TOTAL SHORT-TERM INVESTMENTS (Cost $375,439,407)		375,439,407
TOTAL INVESTMENTS — 109.6% (Cost $3,994,297,058)		3,994,642,080
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.6)%		(348,663,422)
NET ASSETS — 100.0%		$3,645,978,658
(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	When-issued security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$3,619,202,673	$—	$3,619,202,673
Short-Term Investments	375,439,407	—	—	375,439,407
TOTAL INVESTMENTS	$375,439,407	$3,619,202,673	$—	$3,994,642,080

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,189,919	$8,189,919	$613,149,339	$543,178,219	$—	$—	78,161,039	$78,161,039	$530,400
State Street Navigator Securities Lending Portfolio II	221,094,019	221,094,019	5,203,157,115	5,126,972,766	—	—	297,278,368	297,278,368	437,931
Total		$229,283,938	$5,816,306,454	$5,670,150,985	$—	$—		$375,439,407	$968,331
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 20.9%
AEROSPACE & DEFENSE — 0.1%
Virgin Galactic Holdings, Inc. 2.50%, 2/1/2027 (a)	$6,797,000	$2,740,075
AUTO MANUFACTURERS — 1.9%
Ford Motor Co. Zero Coupon, 3/15/2026	32,936,000	32,239,074
Li Auto, Inc. 0.25%, 5/1/2028	12,578,000	14,848,832
Lucid Group, Inc. 1.25%, 12/15/2026 (a)	29,450,000	23,369,753
		70,457,659
BIOTECHNOLOGY — 2.1%
BioMarin Pharmaceutical, Inc. 1.25%, 5/15/2027	8,886,000	8,399,580
Bridgebio Pharma, Inc.:
2.25%, 2/1/2029	10,400,000	9,336,704
2.50%, 3/15/2027 (b)	8,145,000	9,299,554
Guardant Health, Inc. Zero Coupon, 11/15/2027	7,408,000	6,543,635
Halozyme Therapeutics, Inc. 0.25%, 3/1/2027	11,655,000	12,368,053
Insmed, Inc. 0.75%, 6/1/2028	8,110,000	19,146,250
Ionis Pharmaceuticals, Inc. Zero Coupon, 4/1/2026	9,420,000	9,281,809
Livongo Health, Inc. 0.88%, 6/1/2025	6,990,000	6,919,750
		81,295,335
COMMERCIAL SERVICES — 1.3%
Alarm.com Holdings, Inc. Zero Coupon, 1/15/2026	6,338,000	6,092,846
Block, Inc.:
Zero Coupon, 5/1/2026 (b)	8,960,000	8,529,024
0.25%, 11/1/2027 (b)	7,313,000	6,459,061
Shift4 Payments, Inc. Zero Coupon, 12/15/2025	10,912,000	12,461,504
Stride, Inc. 1.13%, 9/1/2027 (b)	5,944,000	14,518,874
		48,061,309
COMPUTERS — 0.7%
Lumentum Holdings, Inc. 0.50%, 12/15/2026 (b)	16,705,000	17,292,515
Rapid7, Inc. 0.25%, 3/15/2027	8,650,000	7,927,898
		25,220,413
DIVERSIFIED FINANCIAL SERVICES — 0.2%
SoFi Technologies, Inc. Zero Coupon, 10/15/2026 (a)	6,202,000	6,186,867
Security Description	Principal Amount	Value
ELECTRONICS — 0.2%
Itron, Inc. Zero Coupon, 3/15/2026	$7,139,000	$7,338,392
ENERGY-ALTERNATE SOURCES — 0.7%
Enphase Energy, Inc.:
Zero Coupon, 3/1/2026	9,270,000	8,810,950
Zero Coupon, 3/1/2028	7,835,000	6,658,496
SolarEdge Technologies, Inc. Zero Coupon, 9/15/2025	5,205,000	5,036,722
XPLR Infrastructure LP Zero Coupon, 11/15/2025 (a) (b)	7,990,000	7,726,410
		28,232,578
ENTERTAINMENT — 1.2%
Cinemark Holdings, Inc. 4.50%, 8/15/2025	6,898,000	12,056,531
DraftKings Holdings, Inc. Zero Coupon, 3/15/2028 (b)	19,632,000	17,123,423
Marriott Vacations Worldwide Corp. Zero Coupon, 1/15/2026 (b)	8,294,000	7,947,891
Vail Resorts, Inc. Zero Coupon, 1/1/2026	7,612,000	7,329,367
		44,457,212
FOOD — 0.0% (c)
Beyond Meat, Inc. Zero Coupon, 3/15/2027	16,770,000	2,001,164
HEALTH CARE PRODUCTS — 0.9%
Exact Sciences Corp.:
0.38%, 3/15/2027	9,065,000	8,360,378
0.38%, 3/1/2028	8,408,000	7,369,444
Haemonetics Corp. Zero Coupon, 3/1/2026	3,835,000	3,657,746
Integra LifeSciences Holdings Corp. 0.50%, 8/15/2025	8,179,000	8,020,327
Novocure Ltd. Zero Coupon, 11/1/2025	7,958,000	7,673,263
		35,081,158
HEALTH CARE SERVICES — 0.4%
Teladoc Health, Inc. 1.25%, 6/1/2027 (b)	14,706,000	13,472,755
HOUSEHOLD PRODUCTS — 0.2%
Beauty Health Co. 1.25%, 10/1/2026 (a)	7,265,000	6,225,814
INTERNET — 5.4%
Airbnb, Inc. Zero Coupon, 3/15/2026 (b)	29,254,000	27,941,958
Etsy, Inc.:
0.13%, 10/1/2026	8,855,000	8,521,698
0.13%, 9/1/2027	9,865,000	8,710,400
Expedia Group, Inc. Zero Coupon, 2/15/2026 (b)	13,923,000	13,731,002

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Fiverr International Ltd. Zero Coupon, 11/1/2025	$6,495,000	$6,281,314
Lyft, Inc. 1.50%, 5/15/2025	5,650,000	5,618,642
Match Group Financeco 2, Inc. 0.88%, 6/15/2026 (a)	8,240,000	7,880,159
Match Group Financeco 3, Inc. 2.00%, 1/15/2030 (a)	8,537,000	7,398,762
Okta, Inc.:
0.13%, 9/1/2025	6,655,000	6,521,967
0.38%, 6/15/2026	5,545,000	5,295,475
Opendoor Technologies, Inc. 0.25%, 8/15/2026 (a)	5,325,000	4,751,018
Palo Alto Networks, Inc. 0.38%, 6/1/2025	6,783,000	23,290,380
PDD Holdings, Inc. Zero Coupon, 12/1/2025	9,900,000	9,783,378
Sea Ltd. 0.25%, 9/15/2026	23,285,000	21,787,542
Shopify, Inc. 0.13%, 11/1/2025 (b)	13,151,000	13,175,198
Uber Technologies, Inc. Zero Coupon, 12/15/2025 (b)	17,581,000	18,659,419
Wix.com Ltd. Zero Coupon, 8/15/2025	8,247,000	8,093,936
Zillow Group, Inc. 2.75%, 5/15/2025	6,099,000	6,360,952
		203,803,200
IRON/STEEL — 0.4%
U.S. Steel Corp. 5.00%, 11/1/2026	5,188,000	16,465,363
LEISURE TIME — 0.2%
NCL Corp. Ltd. 5.38%, 8/1/2025	6,950,000	7,930,020
LODGING — 0.2%
H World Group Ltd. 3.00%, 5/1/2026	7,322,000	8,176,038
MACHINERY-DIVERSIFIED — 0.3%
Middleby Corp. 1.00%, 9/1/2025	11,069,000	13,354,749
MEDIA — 0.3%
Cable One, Inc. Zero Coupon, 3/15/2026	8,255,000	7,802,131
Liberty Interactive LLC:
3.75%, 2/15/2030	6,990,000	1,844,451
4.00%, 11/15/2029	7,657,000	2,133,010
		11,779,592
PHARMACEUTICALS — 0.9%
Dexcom, Inc. 0.25%, 11/15/2025	19,110,000	18,610,847
Jazz Investments I Ltd. 2.00%, 6/15/2026 (b)	14,790,000	15,317,115
		33,927,962
Security Description	Principal Amount	Value
REAL ESTATE — 0.2%
Redfin Corp. 0.50%, 4/1/2027	$7,045,000	$6,217,565
REAL ESTATE INVESTMENT TRUSTS — 0.3%
Pebblebrook Hotel Trust 1.75%, 12/15/2026	10,590,000	9,905,780
SEMICONDUCTORS — 0.5%
ON Semiconductor Corp. Zero Coupon, 5/1/2027	11,334,000	11,941,389
Wolfspeed, Inc. 1.75%, 5/1/2026 (b)	8,410,000	5,524,024
		17,465,413
SOFTWARE — 2.1%
Akamai Technologies, Inc. 0.38%, 9/1/2027	17,159,000	16,735,001
Bentley Systems, Inc. 0.13%, 1/15/2026	9,846,000	9,528,073
Dayforce, Inc. 0.25%, 3/15/2026	8,430,000	8,060,429
Dropbox, Inc.:
Zero Coupon, 3/1/2026	9,894,000	9,749,746
Zero Coupon, 3/1/2028	10,385,000	10,231,614
Five9, Inc. 0.50%, 6/1/2025	6,407,000	6,349,465
HubSpot, Inc. 0.38%, 6/1/2025	5,449,000	10,975,975
LivePerson, Inc. Zero Coupon, 12/15/2026	3,835,000	1,485,947
RingCentral, Inc. Zero Coupon, 3/15/2026	8,397,000	8,001,333
		81,117,583
TELECOMMUNICATIONS — 0.2%
Nice Ltd. Zero Coupon, 9/15/2025	6,080,000	5,929,946
TOTAL CORPORATE BONDS & NOTES (Cost $817,600,034)		786,843,942
	Shares
COMMON STOCKS — 0.0% (c)
ELECTRIC UTILITIES — 0.0% (c)
Southern Co.	1	92
ENTERTAINMENT — 0.0% (c)
Take-Two Interactive Software, Inc. (d)	557	115,438
TOTAL COMMON STOCKS (Cost $54,453)		115,530
CONVERTIBLE BONDS — 64.2%
AEROSPACE & DEFENSE — 0.5%
Rocket Lab USA, Inc. (a)	5,130,000	18,589,581
AIRLINES — 0.7%
American Airlines Group, Inc.	13,987,000	14,006,302

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
JetBlue Airways Corp. (e)	3,890,000	$3,672,160
JetBlue Airways Corp. (a) (e)	7,025,000	7,264,482
		24,942,944
AUTO COMPONENTS — 2.0%
LCI Industries (a)	6,908,000	6,767,008
Meritage Homes Corp. (a)	8,295,000	8,120,888
NIO, Inc. (e)	8,755,000	6,481,151
NIO, Inc. (e)	7,955,000	5,499,212
Rivian Automotive, Inc. (e)	21,804,000	21,096,242
Rivian Automotive, Inc. (e)	25,855,000	22,578,913
Winnebago Industries, Inc.	4,865,000	4,250,356
		74,793,770
AUTOMOBILES — 0.1%
Spectrum Brands, Inc. (a)	5,686,000	5,396,640
BANKS — 0.2%
BofA Finance LLC	7,400,000	7,356,784
BIOTECHNOLOGY — 2.2%
Alnylam Pharmaceuticals, Inc. (b)	14,978,000	17,274,427
Bridgebio Pharma, Inc. (a)	7,411,000	7,645,780
Cytokinetics, Inc.	7,888,000	9,039,806
Guardant Health, Inc.	8,400,000	8,657,964
Halozyme Therapeutics, Inc.	10,962,000	14,044,405
Immunocore Holdings PLC	4,980,000	4,182,254
Ionis Pharmaceuticals, Inc. (b)	8,100,000	7,859,025
Sarepta Therapeutics, Inc.	15,905,000	14,820,756
		83,524,417
COMMERCIAL SERVICES & SUPPLIES — 3.4%
Affirm Holdings, Inc. (a) (e)	13,367,000	11,814,557
Alarm.com Holdings, Inc. (a) (b)	7,628,000	7,371,775
Bitdeer Technologies Group (a)	5,515,000	5,060,619
Cleanspark, Inc. (a)	9,400,000	6,728,614
Core Scientific, Inc. (a) (e)	6,120,000	6,476,674
Core Scientific, Inc. (a) (e)	9,377,000	7,878,180
Global Payments, Inc. (b)	29,512,000	27,815,945
IREN Ltd. (a)	6,180,000	4,554,289
MARA Holdings, Inc. (a) (b) (e)	14,450,000	10,256,032
MARA Holdings, Inc. (a) (b) (e)	12,840,000	9,183,040
Riot Platforms, Inc. (a)	8,900,000	6,852,377
Shift4 Payments, Inc. (b)	9,381,000	9,518,713
Terawulf, Inc. (a)	7,400,000	5,128,274
Tetra Tech, Inc.	8,150,000	8,412,430
		127,051,519
COMMUNICATIONS EQUIPMENT — 0.8%
Applied Digital Corp. (a)	7,030,000	5,960,597
AST SpaceMobile, Inc. (a)	6,516,000	7,648,155
InterDigital, Inc.	6,762,000	18,157,187
		31,765,939
ENTERTAINMENT — 1.2%
Live Nation Entertainment, Inc. (e)	15,487,000	21,504,784
Security Description	Shares	Value
Live Nation Entertainment, Inc. (a) (b) (e)	16,276,000	$16,867,795
Marriott Vacations Worldwide Corp.	8,245,000	7,634,045
		46,006,624
FINANCIAL SERVICES — 2.3%
Coinbase Global, Inc. (b) (e)	18,137,000	17,735,084
Coinbase Global, Inc. (a) (e)	18,728,000	17,314,036
JPMorgan Chase Financial Co. LLC	4,685,000	4,917,657
Qifu Technology, Inc. (a)	8,890,000	9,041,219
SoFi Technologies, Inc. (a)	12,508,000	18,004,015
Upstart Holdings, Inc. (e)	4,043,000	3,774,302
Upstart Holdings, Inc. (a) (e)	6,876,000	8,984,319
Upstart Holdings, Inc. (a) (e)	7,146,000	6,244,604
		86,015,236
FOOD PRODUCTS — 0.3%
Post Holdings, Inc.	8,156,000	9,735,573
GAS UTILITIES — 0.3%
UGI Corp. (a)	10,146,000	13,103,356
HEALTH CARE EQUIPMENT & SUPPLIES — 3.6%
Alphatec Holdings, Inc. (a)	5,438,000	5,171,212
CONMED Corp.	11,125,000	10,483,088
Enovis Corp. (b)	6,533,000	6,684,892
Envista Holdings Corp.	7,180,000	6,484,976
Exact Sciences Corp. (a) (e)	9,419,000	8,848,868
Exact Sciences Corp. (a) (b) (e)	8,825,000	7,573,615
Haemonetics Corp. (a) (b)	9,919,000	9,460,345
Insulet Corp.	11,279,000	14,285,981
Integer Holdings Corp. (a)	14,817,000	14,966,355
iRhythm Technologies, Inc.	9,291,000	9,720,802
Lantheus Holdings, Inc.	9,395,000	13,236,428
Merit Medical Systems, Inc. (a)	10,551,000	14,382,596
Repligen Corp.	8,612,000	8,478,083
TransMedics Group, Inc. (b)	6,381,000	6,892,501
		136,669,742
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 8.8%
Alliant Energy Corp.	7,945,000	8,528,957
Array Technologies, Inc.	6,204,000	4,544,802
CenterPoint Energy, Inc.	14,300,000	15,513,069
CMS Energy Corp.	12,462,000	13,816,246
Duke Energy Corp.	24,394,000	26,443,340
Evergy, Inc. (b)	19,825,000	23,280,894
FirstEnergy Corp.	22,035,000	22,323,879
Fluence Energy, Inc. (a)	5,435,000	3,199,367
Fluor Corp. (b)	8,265,000	8,769,909
Granite Construction, Inc. (e)	4,937,000	8,475,200
Granite Construction, Inc. (a) (e)	5,540,000	6,608,666
NextEra Energy Capital Holdings, Inc.	15,560,000	17,982,225
Ormat Technologies, Inc.	6,380,000	6,585,372
PG&E Corp. (b)	31,144,000	33,007,345

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Pinnacle West Capital Corp. (a) (b)	8,928,000	$10,024,269
PPL Capital Funding, Inc.	13,985,000	15,689,072
Southern Co. (e)	26,008,000	29,095,150
Southern Co. (a) (e)	20,815,000	23,068,224
Stem, Inc. (a)	4,112,000	956,081
Sunrun, Inc.	7,500,000	5,363,850
TXNM Energy, Inc. (a)	7,699,000	9,631,526
WEC Energy Group, Inc. (a) (e)	11,969,000	13,997,267
WEC Energy Group, Inc. (a) (e)	13,752,000	16,392,109
XPLR Infrastructure LP (a) (b)	7,275,000	6,947,625
		330,244,444
INTERACTIVE MEDIA & SERVICES — 8.3%
Alibaba Group Holding Ltd. (a)	73,385,000	104,647,744
Etsy, Inc.	14,870,000	12,622,697
JD.com, Inc. (a) (b)	30,275,000	35,027,872
Lyft, Inc. (b)	5,854,000	5,664,740
Sea Ltd.	16,156,000	23,749,805
Snap, Inc. (b) (e)	4,843,000	4,317,583
Snap, Inc. (e)	10,175,000	8,614,562
Snap, Inc. (a) (b) (e)	11,325,000	9,432,932
Spotify USA, Inc.	21,545,000	25,705,124
Trip.com Group Ltd. (a)	22,832,000	27,072,359
Uber Technologies, Inc.	24,060,000	29,244,690
Upwork, Inc.	5,139,000	4,793,351
Wayfair, Inc. (e)	9,712,000	9,532,328
Wayfair, Inc. (e)	10,981,000	11,761,749
		312,187,536
IT SERVICES — 4.0%
Lumentum Holdings, Inc. (b) (e)	12,150,000	11,174,355
Lumentum Holdings, Inc. (b) (e)	8,650,000	10,207,865
Parsons Corp.	11,250,000	11,249,663
Seagate HDD Cayman	21,545,000	25,945,351
Super Micro Computer, Inc. (e)	25,525,000	24,721,983
Super Micro Computer, Inc. (a) (e)	10,900,000	11,246,075
Varonis Systems, Inc. (a)	6,070,000	5,591,259
Western Digital Corp.	23,300,000	30,005,041
Zscaler, Inc.	16,713,000	22,134,530
		152,276,122
LEISURE EQUIPMENT & PRODUCTS — 1.6%
Carnival Corp.	16,750,000	27,957,760
NCL Corp. Ltd. (b) (e)	15,406,000	14,966,467
NCL Corp. Ltd. (e)	7,304,000	7,221,903
Peloton Interactive, Inc. (a)	5,140,000	8,690,815
		58,836,945
MACHINERY — 1.7%
Axon Enterprise, Inc.	4,350,000	10,139,545
B2Gold Corp. (a)	6,928,000	8,012,994
Bloom Energy Corp. (a) (e)	5,826,000	7,243,233
Bloom Energy Corp. (e)	8,425,000	11,047,450
Greenbrier Cos., Inc.	5,316,000	5,865,834
JBT Marel Corp.	5,617,000	5,608,125
Security Description	Shares	Value
MP Materials Corp. (a)	12,406,000	$17,029,716
		64,946,897
MEDIA — 1.6%
Centrus Energy Corp. (a)	6,027,000	5,645,551
Liberty Broadband Corp. (a) (e)	14,883,000	14,963,964
Liberty Media Corp. (a)	17,007,000	23,332,413
Liberty Media Corp.-Liberty Formula One	6,778,000	8,284,885
Sirius XM Holdings, Inc.	8,509,000	8,799,753
		61,026,566
OFFICE ELECTRONICS — 1.0%
Advanced Energy Industries, Inc.	7,825,000	8,011,000
Itron, Inc. (a)	11,146,000	11,645,564
OSI Systems, Inc. (a)	4,244,000	5,164,311
Vishay Intertechnology, Inc.	10,475,000	9,274,670
Xerox Holdings Corp.	5,925,000	3,453,920
		37,549,465
OIL, GAS & CONSUMABLE FUELS — 0.3%
Kosmos Energy Ltd. (b)	5,270,000	4,033,500
Northern Oil & Gas, Inc.	6,729,000	7,100,643
		11,134,143
PHARMACEUTICALS — 1.1%
Ascendis Pharma AS	8,304,000	9,833,929
Dexcom, Inc.	18,410,000	16,395,394
Jazz Investments I Ltd. (a) (b)	14,437,000	16,013,953
		42,243,276
REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.0%
Digital Realty Trust LP (a) (b)	16,309,000	16,192,064
Federal Realty OP LP (a)	7,392,000	7,375,368
HAT Holdings I LLC/HAT Holdings II LLC (a)	5,739,000	7,055,526
Rexford Industrial Realty LP (a) (e)	8,387,000	8,384,568
Rexford Industrial Realty LP (a) (e)	8,437,000	8,365,370
Starwood Property Trust, Inc.	5,200,000	5,489,432
Ventas Realty LP	12,139,000	15,624,957
Welltower OP LLC (a) (e)	13,845,000	22,579,395
Welltower OP LLC (a) (b) (e)	15,832,000	20,721,555
		111,788,235
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.	5,290,000	4,944,880
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.8%
Microchip Technology, Inc. (a) (b)	18,270,000	17,135,068
MKS Instruments, Inc. (a)	19,637,000	17,702,952
ON Semiconductor Corp.	22,675,000	19,517,506
Synaptics, Inc. (a)	6,972,000	6,577,106
Wolfspeed, Inc. (e)	9,512,000	2,297,053

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Wolfspeed, Inc. (e)	27,887,000	$6,060,124
		69,289,809
SOFTWARE — 11.3%
Akamai Technologies, Inc. (b)	19,225,000	18,282,398
Bentley Systems, Inc.	8,150,000	7,413,729
Bill Holdings, Inc. (a)	19,763,000	16,105,264
BlackLine, Inc. (a) (b)	10,191,000	10,019,180
Box, Inc. (a) (b)	6,715,000	6,460,300
Cloudflare, Inc.	18,150,000	18,240,387
Confluent, Inc.	16,411,000	15,182,637
CSG Systems International, Inc.	5,620,000	6,073,422
Datadog, Inc. (e)	9,219,000	10,329,429
Datadog, Inc. (a) (e)	13,807,000	11,997,317
DigitalOcean Holdings, Inc. (b)	22,182,000	20,678,726
Evolent Health, Inc.	5,610,000	4,561,940
Five9, Inc. (b)	9,925,000	8,445,679
Guidewire Software, Inc. (a)	9,771,000	10,188,417
Jamf Holding Corp.	4,705,000	4,417,854
MicroStrategy, Inc. (a) (e)	12,175,000	19,550,980
MicroStrategy, Inc. (a) (e)	14,856,000	25,975,716
MicroStrategy, Inc. (a) (e)	44,025,000	35,599,495
MicroStrategy, Inc. (e)	11,802,000	24,100,982
MicroStrategy, Inc. (e)	8,394,000	11,883,889
MicroStrategy, Inc. (a) (b) (e)	28,640,000	27,364,374
Nutanix, Inc. (e)	7,048,000	9,359,462
Nutanix, Inc. (a) (b) (e)	12,356,000	13,037,310
PagerDuty, Inc.	5,935,000	5,882,238
Progress Software Corp. (b) (e)	5,806,000	6,206,556
Progress Software Corp. (e)	6,125,000	6,449,747
Snowflake, Inc. (a) (e)	15,988,000	18,459,585
Snowflake, Inc. (a) (e)	16,619,000	19,302,802
Tyler Technologies, Inc.	7,977,000	9,690,300
Unity Software, Inc. (e)	8,271,000	7,654,314
Unity Software, Inc. (a) (e)	9,877,000	8,904,511
Workiva, Inc.	10,806,000	10,064,600
		427,883,540
SPECIALTY RETAIL — 0.9%
Cheesecake Factory, Inc. (a)	8,413,000	8,085,398
Freshpet, Inc. (b)	5,654,000	8,013,923
GameStop Corp. (a) (f)	12,840,000	13,349,619
Guess?, Inc.	5,185,000	4,787,207
		34,236,147
TRANSPORTATION INFRASTRUCTURE — 0.7%
Air Transport Services Group, Inc.	5,950,000	5,922,927
World Kinect Corp.	4,950,000	5,701,460
ZTO Express Cayman, Inc.	14,506,000	14,572,292
		26,196,679
WATER UTILITIES — 0.4%
American Water Capital Corp.	14,200,000	14,568,916
TOTAL CONVERTIBLE BONDS (Cost $2,379,917,302)		2,424,305,725
Security Description	Shares	Value
CONVERTIBLE FOREIGN BONDS — 0.5%
BANKS — 0.3%
Barclays Bank PLC 1.00%	11,300,000	$11,026,540
INTERACTIVE MEDIA & SERVICES — 0.2%
iQIYI, Inc. 6.50%	5,500,000	5,468,650
TOTAL CONVERTIBLE FOREIGN BONDS (Cost $17,434,435)		16,495,190
PREFERRED STOCKS — 7.1%
BANKS — 4.3%
Bank of America Corp. 7.25%, 12/31/2049	45,743	56,472,936
KKR & Co., Inc. 6.25%, 3/1/2028	770,800	38,077,520
Wells Fargo & Co. 7.50%, 12/31/2049	57,068	68,527,254
		163,077,710
ELECTRIC UTILITIES — 0.6%
NextEra Energy, Inc. 6.93%, 9/1/2025 (b)	572,444	23,258,400
FINANCIAL SERVICES — 1.0%
AMG Capital Trust II 5.15%, 10/15/2037	118,148	6,182,602
Apollo Global Management, Inc. 6.75%, 7/31/2026	439,840	32,147,906
		38,330,508
HEALTH CARE PROVIDERS & SERVICES — 0.2%
BrightSpring Health Services, Inc. 6.75%, 2/1/2027	107,000	6,955,000
MACHINERY — 0.2%
Chart Industries, Inc. 6.75%, 12/15/2025	109,590	6,002,244
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
Microchip Technology, Inc. 7.50%, 3/15/2028	439,800	22,135,134
SOFTWARE — 0.2%
MicroStrategy, Inc. 8.00%, 12/31/2049 (b)	105,000	8,821,050
TOTAL PREFERRED STOCKS (Cost $283,406,502)		268,580,046
CONVERTIBLE PREFERRED STOCKS — 6.5%
AEROSPACE & DEFENSE — 2.7%
Boeing Co. 6.00%, 10/15/2027	1,690,950	101,169,539

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
CHEMICALS — 0.6%
Albemarle Corp. 7.25%, 3/1/2027	662,000	$23,600,300
DIVERSIFIED FINANCIAL SERVICES — 0.5%
Ares Management Corp. Series B, 6.75%, 10/1/2027	422,333	20,360,674
ELECTRIC — 2.1%
CenterPoint Energy, Inc. 3.37%, 9/15/2029 (g)	270,171	12,183,361
NextEra Energy, Inc.:
7.23%, 11/1/2027	436,000	19,859,800
7.30%, 6/1/2027	563,000	26,917,030
PG&E Corp. Series A, 6.00%, 12/1/2027	449,000	20,088,260
		79,048,451
IT SERVICES — 0.6%
Hewlett Packard Enterprise Co. 7.63%, 9/1/2027	448,500	21,411,390
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $267,107,405)		245,590,354
SHORT-TERM INVESTMENTS — 6.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (h) (i)	9,033,650	9,033,650
State Street Navigator Securities Lending Portfolio II (j) (k)	229,474,069	229,474,069
TOTAL SHORT-TERM INVESTMENTS (Cost $238,507,719)		238,507,719
TOTAL INVESTMENTS — 105.5% (Cost $4,004,027,850)		3,980,438,506
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.5)%		(206,084,090)
NET ASSETS — 100.0%		$3,774,354,416

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 30.3% of net assets as of March 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	Amount is less than 0.05% of net assets.
(d)	Non-income producing security.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	When-issued security.
(g)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2025. Maturity date shown is the final maturity.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2025.
(j)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$786,843,942	$—	$786,843,942
Common Stocks	115,530	—	—	115,530
Convertible Bonds	—	2,424,305,725	—	2,424,305,725
Convertible Foreign Bonds	—	16,495,190	—	16,495,190
Convertible Preferred Stocks	245,590,354	—	—	245,590,354
Preferred Stocks	262,397,444	6,182,602	—	268,580,046
Short-Term Investments	238,507,719	—	—	238,507,719
TOTAL INVESTMENTS	$746,611,047	$3,233,827,459	$—	$3,980,438,506

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	6,806,609	$6,808,651	$73,286,052	$80,094,703	$52	$(52)	—	$—	$128,922
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	256,092,925	247,059,275	—	—	9,033,650	9,033,650	289,667
State Street Navigator Securities Lending Portfolio II	155,393,618	155,393,618	969,194,724	895,114,273	—	—	229,474,069	229,474,069	651,154
Total		$162,202,269	$1,298,573,701	$1,222,268,251	$52	$(52)		$238,507,719	$1,069,743
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 97.0%
BRAZIL — 4.6%
Brazil Government International Bonds 10.25%, 1/10/2028	BRL	1,000,000	$167,411
Brazil Letras do Tesouro Nacional:
Zero Coupon, 4/1/2026	BRL	26,000,000	3,945,723
Zero Coupon, 7/1/2026	BRL	142,000,000	20,823,237
Zero Coupon, 10/1/2026	BRL	42,000,000	5,950,007
Zero Coupon, 4/1/2027	BRL	10,000,000	1,323,620
Zero Coupon, 7/1/2027	BRL	57,000,000	7,307,870
Zero Coupon, 1/1/2028	BRL	21,800,000	2,612,221
Zero Coupon, 7/1/2028	BRL	12,000,000	1,343,959
Zero Coupon, 1/1/2029	BRL	21,000,000	2,188,364
Zero Coupon, 1/1/2030	BRL	68,500,000	6,218,501
Zero Coupon, 1/1/2032	BRL	15,000,000	1,023,943
Brazil Notas do Tesouro Nacional:
10.00%, 1/1/2027	BRL	39,875,000	6,476,524
10.00%, 1/1/2029	BRL	68,590,000	10,442,923
10.00%, 1/1/2031	BRL	44,000,000	6,303,728
10.00%, 1/1/2033	BRL	34,300,000	4,704,591
10.00%, 1/1/2035	BRL	26,000,000	3,440,513
			84,273,135
CHILE — 3.0%
Bonos de la Tesoreria de la Republica en pesos:
Zero Coupon, 5/6/2027	CLP	2,300,000,000	2,177,193
2.30%, 10/1/2028	CLP	335,000,000	316,740
2.80%, 10/1/2033	CLP	1,000,000,000	843,658
4.50%, 3/1/2026	CLP	1,115,000,000	1,169,724
4.70%, 9/1/2030	CLP	5,260,000,000	5,253,784
5.00%, 10/1/2028	CLP	4,780,000,000	4,930,107
5.00%, 3/1/2035	CLP	6,000,000,000	5,944,079
5.10%, 7/15/2050	CLP	4,970,000,000	4,822,368
5.30%, 11/1/2037	CLP	6,840,000,000	6,867,034
5.80%, 10/1/2029	CLP	7,020,000,000	7,384,486
5.80%, 10/1/2034	CLP	1,250,000,000	1,316,769
6.00%, 4/1/2033	CLP	8,250,000,000	8,739,402
6.00%, 1/1/2043	CLP	4,795,000,000	5,168,964
7.00%, 5/1/2034	CLP	670,000,000	769,033
			55,703,341
Security Description		Principal Amount	Value
CHINA — 12.3%
China Development Bank:
3.80%, 1/25/2036	CNY	6,500,000	$1,042,720
4.88%, 2/9/2028	CNY	3,000,000	449,623
China Government Bonds:
1.06%, 12/15/2026	CNY	20,000,000	2,736,627
1.35%, 9/25/2026	CNY	5,000,000	686,924
1.42%, 11/15/2027	CNY	5,000,000	687,374
1.43%, 1/25/2030	CNY	15,000,000	2,045,303
1.45%, 2/25/2028	CNY	15,000,000	2,059,174
1.59%, 3/15/2027	CNY	15,000,000	2,068,515
1.61%, 2/15/2035	CNY	15,000,000	2,028,574
1.62%, 8/15/2027	CNY	10,000,000	1,378,787
1.67%, 6/15/2026	CNY	12,000,000	1,656,218
1.79%, 3/25/2032	CNY	20,000,000	2,760,127
1.85%, 5/15/2027	CNY	10,000,000	1,385,215
1.87%, 9/15/2031	CNY	10,000,000	1,388,241
1.91%, 7/15/2029	CNY	20,000,000	2,788,039
1.92%, 1/15/2055	CNY	5,000,000	670,419
2.04%, 2/25/2027	CNY	33,000,000	4,587,293
2.04%, 11/25/2034	CNY	5,000,000	698,948
2.05%, 4/15/2029	CNY	23,000,000	3,218,496
2.11%, 8/25/2034	CNY	16,000,000	2,251,988
2.12%, 6/25/2031	CNY	10,000,000	1,406,950
2.18%, 8/15/2026	CNY	34,000,000	4,724,480
2.27%, 5/25/2034	CNY	30,000,000	4,294,491
2.28%, 3/25/2031	CNY	10,000,000	1,418,350
2.30%, 5/15/2026	CNY	23,000,000	3,196,346
2.35%, 2/25/2034	CNY	20,000,000	2,864,292
2.37%, 1/20/2027	CNY	18,500,000	2,587,007
2.37%, 1/15/2029	CNY	17,000,000	2,404,245
2.39%, 11/15/2026	CNY	20,000,000	2,791,962
2.40%, 7/15/2028	CNY	21,000,000	2,964,847
2.44%, 10/15/2027	CNY	15,000,000	2,108,505
2.48%, 4/15/2027	CNY	15,000,000	2,104,658
2.48%, 9/25/2028	CNY	10,000,000	1,416,342
2.50%, 7/25/2027	CNY	19,000,000	2,668,434
2.52%, 8/25/2033	CNY	18,000,000	2,603,088
2.54%, 12/25/2030	CNY	20,000,000	2,873,270
2.55%, 10/15/2028	CNY	25,000,000	3,552,430
2.60%, 9/15/2030	CNY	5,000,000	719,976
2.60%, 9/1/2032	CNY	20,000,000	2,902,352
2.62%, 4/15/2028	CNY	21,000,000	2,980,316
2.62%, 9/25/2029	CNY	20,000,000	2,870,560
2.62%, 6/25/2030	CNY	25,000,000	3,597,415
2.64%, 1/15/2028	CNY	21,000,000	2,975,945
2.67%, 5/25/2033	CNY	20,000,000	2,920,774
2.67%, 11/25/2033	CNY	20,000,000	2,931,256
2.68%, 5/21/2030	CNY	25,000,000	3,613,030
2.69%, 8/12/2026	CNY	29,920,000	4,190,171
2.69%, 8/15/2032	CNY	30,000,000	4,384,321
2.75%, 6/15/2029	CNY	14,000,000	2,012,710
2.75%, 2/17/2032	CNY	23,000,000	3,369,710

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description		Principal Amount	Value
2.76%, 5/15/2032	CNY	15,000,000	$2,199,626
2.79%, 12/15/2029	CNY	20,000,000	2,893,064
2.80%, 3/24/2029	CNY	20,000,000	2,875,544
2.80%, 3/25/2030	CNY	23,000,000	3,336,988
2.80%, 11/15/2032	CNY	15,000,000	2,208,513
2.85%, 6/4/2027	CNY	22,000,000	3,117,047
2.88%, 2/25/2033	CNY	8,000,000	1,187,824
2.89%, 11/18/2031	CNY	20,500,000	3,020,402
2.90%, 5/5/2026	CNY	10,000,000	1,401,296
2.91%, 10/14/2028	CNY	20,000,000	2,876,728
3.00%, 10/15/2053	CNY	5,000,000	822,987
3.01%, 5/13/2028	CNY	8,000,000	1,150,715
3.02%, 5/27/2031	CNY	30,000,000	4,446,313
3.12%, 12/5/2026	CNY	27,600,000	3,909,595
3.12%, 10/25/2052	CNY	9,000,000	1,491,620
3.13%, 11/21/2029	CNY	20,000,000	2,941,706
3.25%, 6/6/2026	CNY	24,800,000	3,495,982
3.25%, 11/22/2028	CNY	10,000,000	1,462,494
3.27%, 11/19/2030	CNY	25,000,000	3,749,101
3.27%, 8/22/2046	CNY	10,000,000	1,643,771
3.27%, 3/25/2073	CNY	5,000,000	910,968
3.28%, 12/3/2027	CNY	20,400,000	2,946,644
3.29%, 5/23/2029	CNY	24,600,000	3,624,796
3.32%, 4/15/2052	CNY	8,000,000	1,367,924
3.39%, 3/16/2050	CNY	15,000,000	2,567,157
3.40%, 7/15/2072	CNY	10,000,000	1,878,965
3.48%, 11/21/2066	CNY	6,700,000	1,268,754
3.52%, 5/4/2027	CNY	5,000,000	719,913
3.52%, 4/25/2046	CNY	5,000,000	849,774
3.53%, 10/18/2051	CNY	7,000,000	1,233,941
3.54%, 8/16/2028	CNY	10,000,000	1,474,079
3.72%, 4/12/2051	CNY	10,000,000	1,810,755
3.73%, 5/25/2070	CNY	25,000,000	4,966,633
3.74%, 9/22/2035	CNY	7,800,000	1,281,018
3.74%, 10/20/2045	CNY	3,000,000	526,536
3.76%, 3/22/2071	CNY	21,000,000	4,213,023
3.77%, 2/20/2047	CNY	8,000,000	1,410,664
3.81%, 9/14/2050	CNY	15,000,000	2,764,136
3.86%, 7/22/2049	CNY	15,000,000	2,741,280
3.96%, 7/29/2040	CNY	8,000,000	1,384,402
3.97%, 7/23/2048	CNY	8,000,000	1,476,018
4.00%, 6/24/2069	CNY	9,000,000	1,885,924
4.05%, 7/24/2047	CNY	8,000,000	1,480,051
4.08%, 3/1/2040	CNY	5,000,000	873,162
4.08%, 10/22/2048	CNY	15,300,000	2,868,304
4.09%, 4/27/2035	CNY	1,000,000	169,147
4.22%, 3/19/2048	CNY	8,000,000	1,512,175
4.28%, 10/23/2047	CNY	3,250,000	624,246
4.50%, 6/23/2041	CNY	11,000,000	2,082,201
4.63%, 8/11/2034	CNY	7,000,000	1,244,577
4.76%, 9/16/2043	CNY	2,000,000	394,654
			226,819,975
Security Description		Principal Amount	Value
COLOMBIA — 3.4%
Colombia Government International Bonds 9.85%, 6/28/2027	COP	6,930,000,000	$1,620,069
Colombia TES:
5.75%, 11/3/2027	COP	9,550,000,000	2,043,174
6.00%, 4/28/2028	COP	34,041,000,000	7,208,357
6.25%, 7/9/2036	COP	17,800,000,000	2,663,218
7.00%, 3/26/2031	COP	28,650,000,000	5,478,488
7.00%, 6/30/2032	COP	24,260,000,000	4,444,588
7.25%, 10/18/2034	COP	26,825,000,000	4,633,987
7.25%, 10/26/2050	COP	37,100,000,000	5,118,882
7.50%, 8/26/2026	COP	19,514,000,000	4,536,482
7.75%, 9/18/2030	COP	13,900,000,000	2,842,342
9.25%, 5/28/2042	COP	39,800,000,000	7,180,259
11.50%, 7/25/2046	COP	30,600,000,000	6,484,528
13.25%, 2/9/2033	COP	35,800,000,000	9,012,576
			63,266,950
CZECH REPUBLIC — 3.9%
Czech Republic Government Bonds:
0.05%, 11/29/2029	CZK	71,750,000	2,618,934
0.25%, 2/10/2027	CZK	116,930,000	4,768,766
0.95%, 5/15/2030	CZK	99,780,000	3,745,124
1.00%, 6/26/2026	CZK	114,780,000	4,822,487
1.20%, 3/13/2031	CZK	149,790,000	5,556,950
1.50%, 4/24/2040	CZK	72,660,000	2,117,409
1.75%, 6/23/2032	CZK	142,500,000	5,285,688
1.95%, 7/30/2037	CZK	40,600,000	1,344,663
2.00%, 10/13/2033	CZK	58,350,000	2,133,941
2.50%, 8/25/2028	CZK	144,700,000	6,037,499
2.75%, 7/23/2029	CZK	154,350,000	6,420,480
3.00%, 3/3/2033	CZK	40,000,000	1,599,134
3.50%, 5/30/2035	CZK	101,500,000	4,115,431
3.60%, 6/3/2036	CZK	22,000,000	892,013
4.20%, 12/4/2036	CZK	83,180,000	3,536,511
4.50%, 11/11/2032	CZK	105,000,000	4,658,798
4.85%, 11/26/2057	CZK	22,300,000	970,103
4.90%, 4/14/2034	CZK	106,350,000	4,836,935
5.00%, 9/30/2030	CZK	77,270,000	3,528,531
5.50%, 12/12/2028	CZK	33,000,000	1,518,465
5.75%, 3/29/2029	CZK	27,900,000	1,298,169
			71,806,031
HUNGARY — 3.0%
Hungary Government Bonds:
1.50%, 4/22/2026	HUF	1,309,380,000	3,337,054
1.50%, 8/26/2026 (a)	HUF	331,000,000	830,649
2.00%, 5/23/2029 (a)	HUF	1,352,430,000	3,010,515
2.25%, 4/20/2033 (a)	HUF	1,971,200,000	3,789,390
2.25%, 6/22/2034 (a)	HUF	255,900,000	464,521
2.75%, 12/22/2026 (a)	HUF	903,600,000	2,285,678
3.00%, 10/27/2027	HUF	1,928,170,000	4,764,110

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description		Principal Amount	Value
3.00%, 8/21/2030	HUF	1,927,500,000	$4,282,295
3.00%, 10/27/2038	HUF	1,588,160,000	2,703,722
3.00%, 4/25/2041	HUF	671,300,000	1,073,258
3.25%, 10/22/2031	HUF	2,280,870,000	4,953,629
4.50%, 3/23/2028 (a)	HUF	784,300,000	1,977,372
4.50%, 5/27/2032	HUF	890,000,000	2,054,224
4.75%, 11/24/2032	HUF	1,727,700,000	4,012,119
6.75%, 10/22/2028	HUF	3,396,590,000	9,097,326
7.00%, 10/24/2035 (a)	HUF	920,000,000	2,420,331
9.50%, 10/21/2026	HUF	1,930,000,000	5,399,252
			56,455,445
INDIA — 3.9%
India Government Bonds:
5.63%, 4/12/2026	INR	160,000,000	1,857,346
5.74%, 11/15/2026	INR	90,000,000	1,041,105
5.77%, 8/3/2030	INR	190,000,000	2,147,430
5.79%, 5/11/2030	INR	120,000,000	1,360,340
5.85%, 12/1/2030	INR	190,000,000	2,153,346
6.10%, 7/12/2031	INR	235,000,000	2,690,399
6.45%, 10/7/2029	INR	180,000,000	2,101,729
6.54%, 1/17/2032	INR	245,000,000	2,860,686
6.67%, 12/17/2050	INR	230,000,000	2,608,851
6.75%, 12/23/2029	INR	63,000,000	744,347
6.79%, 12/30/2031	INR	30,000,000	354,867
6.79%, 10/7/2034	INR	240,000,000	2,848,665
6.79%, 12/2/2034	INR	15,000,000	176,549
6.99%, 12/15/2051	INR	235,000,000	2,769,162
7.02%, 6/18/2031	INR	100,000,000	1,195,958
7.04%, 6/3/2029	INR	101,000,000	1,202,359
7.06%, 4/10/2028	INR	151,000,000	1,797,431
7.10%, 1/27/2028	INR	10,000,000	118,531
7.10%, 4/18/2029	INR	210,000,000	2,502,904
7.10%, 4/8/2034	INR	275,000,000	3,308,273
7.16%, 9/20/2050	INR	160,000,000	1,932,125
7.17%, 4/17/2030	INR	120,000,000	1,439,344
7.18%, 8/14/2033	INR	300,000,000	3,622,823
7.18%, 7/24/2037	INR	270,000,000	3,285,001
7.25%, 11/13/2028	INR	5,000,000	59,741
7.26%, 1/14/2029	INR	180,000,000	2,165,092
7.26%, 8/22/2032	INR	230,000,000	2,799,831
7.26%, 2/6/2033	INR	235,000,000	2,858,025
7.30%, 6/19/2053	INR	310,000,000	3,790,346
7.32%, 11/13/2030	INR	110,000,000	1,337,063
7.36%, 9/12/2052	INR	255,000,000	3,128,850
7.37%, 10/23/2028	INR	80,000,000	959,976
7.37%, 1/23/2054	INR	7,000,000	86,011
7.38%, 6/20/2027	INR	171,000,000	2,040,246
7.41%, 12/19/2036	INR	240,000,000	2,958,757
7.54%, 5/23/2036	INR	240,000,000	2,985,807
7.72%, 6/15/2049	INR	130,000,000	1,668,006
			72,957,322
Security Description		Principal Amount	Value
INDONESIA — 6.5%
Indonesia Treasury Bonds:
5.13%, 4/15/2027	IDR	50,000,000,000	$2,926,208
5.50%, 4/15/2026	IDR	54,900,000,000	3,276,765
6.13%, 5/15/2028	IDR	48,750,000,000	2,890,969
6.25%, 6/15/2036	IDR	30,000,000,000	1,679,575
6.38%, 8/15/2028	IDR	50,000,000,000	2,984,180
6.38%, 4/15/2032	IDR	90,000,000,000	5,221,848
6.38%, 7/15/2037	IDR	15,000,000,000	847,011
6.38%, 4/15/2042	IDR	1,700,000,000	93,595
6.50%, 2/15/2031	IDR	81,700,000,000	4,810,627
6.63%, 5/15/2033	IDR	60,000,000,000	3,503,080
6.63%, 2/15/2034	IDR	40,000,000,000	2,337,073
6.88%, 4/15/2029	IDR	45,000,000,000	2,728,262
6.88%, 8/15/2051	IDR	30,000,000,000	1,756,504
6.88%, 7/15/2054	IDR	25,000,000,000	1,458,828
7.00%, 5/15/2027	IDR	58,000,000,000	3,516,635
7.00%, 9/15/2030	IDR	75,600,000,000	4,575,215
7.00%, 2/15/2033	IDR	70,000,000,000	4,187,859
7.13%, 6/15/2038	IDR	35,000,000,000	2,090,055
7.13%, 6/15/2042	IDR	60,000,000,000	3,572,591
7.13%, 6/15/2043	IDR	42,000,000,000	2,500,763
7.38%, 5/15/2048	IDR	41,700,000,000	2,553,093
7.50%, 8/15/2032	IDR	31,300,000,000	1,928,592
7.50%, 6/15/2035	IDR	70,600,000,000	4,352,134
7.50%, 5/15/2038	IDR	43,910,000,000	2,707,663
7.50%, 4/15/2040	IDR	78,500,000,000	4,831,827
8.25%, 5/15/2029	IDR	72,150,000,000	4,573,900
8.25%, 6/15/2032	IDR	3,710,000,000	238,264
8.25%, 5/15/2036	IDR	47,090,000,000	3,047,332
8.38%, 9/15/2026	IDR	54,300,000,000	3,356,763
8.38%, 3/15/2034	IDR	72,700,000,000	4,723,063
8.38%, 4/15/2039	IDR	40,000,000,000	2,664,360
8.75%, 5/15/2031	IDR	39,050,000,000	2,551,856
8.75%, 2/15/2044	IDR	17,050,000,000	1,181,958
9.00%, 3/15/2029	IDR	50,000,000,000	3,242,422
9.50%, 5/15/2041	IDR	1,000,000,000	73,194
9.75%, 5/15/2037	IDR	1,250,000,000	90,992
Perusahaan Penerbit SBSN Indonesia:
4.88%, 7/15/2026	IDR	50,000,000,000	2,950,799
5.88%, 7/15/2028	IDR	5,571,000,000	327,528
6.00%, 1/15/2027	IDR	25,000,000,000	1,487,778
6.10%, 2/15/2037	IDR	2,000,000,000	113,546
6.38%, 3/15/2034	IDR	87,522,000,000	5,128,249
6.50%, 6/15/2039	IDR	10,000,000,000	584,289
6.63%, 9/15/2029	IDR	10,000,000,000	600,001
6.63%, 7/15/2041	IDR	2,000,000,000	117,289
6.75%, 6/15/2047	IDR	56,875,000,000	3,301,369
6.88%, 12/15/2049	IDR	5,000,000,000	291,552
7.75%, 10/15/2046	IDR	23,000,000,000	1,491,141
8.88%, 11/15/2031	IDR	64,200,000,000	4,297,050
			119,765,647

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description		Principal Amount	Value
ISRAEL — 3.7%
Israel Government Bonds - Fixed:
1.00%, 3/31/2030	ILS	30,550,000	$7,001,819
1.30%, 4/30/2032	ILS	30,000,000	6,564,953
1.50%, 5/31/2037	ILS	26,260,000	5,039,746
2.00%, 3/31/2027	ILS	23,650,000	6,080,343
2.25%, 9/28/2028	ILS	27,076,000	6,796,879
2.80%, 11/29/2052	ILS	17,500,000	3,190,444
3.75%, 9/30/2027	ILS	17,500,000	4,637,597
3.75%, 2/28/2029	ILS	29,880,000	7,871,566
3.75%, 3/31/2047	ILS	21,012,000	4,793,570
4.00%, 3/30/2035	ILS	22,500,000	5,807,036
4.60%, 8/31/2029	ILS	5,000,000	1,352,480
5.50%, 1/31/2042	ILS	21,860,000	6,371,422
6.25%, 10/30/2026	ILS	12,825,000	3,547,096
			69,054,951
MALAYSIA — 6.3%
Malaysia Government Bonds:
2.63%, 4/15/2031	MYR	18,720,000	3,975,732
3.50%, 5/31/2027	MYR	8,570,000	1,935,072
3.52%, 4/20/2028	MYR	16,480,000	3,717,195
3.58%, 7/15/2032	MYR	10,080,000	2,249,470
3.73%, 6/15/2028	MYR	5,390,000	1,222,478
3.76%, 5/22/2040	MYR	7,650,000	1,690,393
3.83%, 7/5/2034	MYR	6,110,000	1,380,894
3.84%, 4/15/2033	MYR	7,860,000	1,780,718
3.89%, 3/15/2027	MYR	600,000	136,523
3.89%, 8/15/2029	MYR	10,305,000	2,350,144
3.90%, 11/30/2026	MYR	8,605,000	1,956,748
3.90%, 11/16/2027	MYR	5,770,000	1,314,747
3.91%, 7/15/2026	MYR	12,540,000	2,846,784
4.05%, 4/18/2039	MYR	2,000,000	456,685
4.07%, 6/15/2050	MYR	13,440,000	2,995,465
4.13%, 4/15/2032	MYR	800,000	184,628
4.25%, 5/31/2035	MYR	7,255,000	1,697,912
4.46%, 3/31/2053	MYR	8,980,000	2,120,798
4.50%, 4/30/2029	MYR	7,300,000	1,703,586
4.50%, 4/15/2030	MYR	20,000,000	4,688,958
4.64%, 11/7/2033	MYR	25,910,000	6,211,861
4.70%, 10/15/2042	MYR	11,440,000	2,806,880
4.74%, 3/15/2046	MYR	9,075,000	2,243,492
4.76%, 4/7/2037	MYR	8,080,000	1,972,437
4.84%, 7/15/2025	MYR	170,000	38,480
4.89%, 6/8/2038	MYR	18,870,000	4,682,997
4.92%, 7/6/2048	MYR	9,860,000	2,498,089
4.94%, 9/30/2043	MYR	5,000,000	1,258,881
Malaysia Government Investment Issue:
3.42%, 9/30/2027	MYR	9,180,000	2,067,511
3.45%, 7/15/2036	MYR	10,350,000	2,255,230
3.47%, 10/15/2030	MYR	5,252,000	1,172,927
3.60%, 7/31/2028	MYR	17,160,000	3,877,725
4.07%, 9/30/2026	MYR	20,781,000	4,731,655
Security Description		Principal Amount	Value
4.12%, 11/30/2034	MYR	11,000,000	$2,546,060
4.13%, 7/9/2029	MYR	8,500,000	1,956,211
4.19%, 10/7/2032	MYR	11,000,000	2,550,790
4.25%, 9/30/2030	MYR	14,000,000	3,251,613
4.26%, 7/26/2027	MYR	11,480,000	2,634,143
4.28%, 3/23/2054	MYR	2,700,000	622,127
4.29%, 8/14/2043	MYR	14,580,000	3,405,512
4.37%, 10/31/2028	MYR	13,000,000	3,008,650
4.42%, 9/30/2041	MYR	9,280,000	2,209,366
4.47%, 9/15/2039	MYR	12,376,000	2,961,846
4.58%, 8/30/2033	MYR	18,400,000	4,386,946
4.64%, 11/15/2049	MYR	10,000,000	2,441,139
4.66%, 3/31/2038	MYR	8,720,000	2,124,645
4.72%, 6/15/2033	MYR	5,200,000	1,250,710
4.76%, 8/4/2037	MYR	3,300,000	809,531
4.79%, 10/31/2035	MYR	810,000	198,233
4.90%, 5/8/2047	MYR	1,750,000	443,060
5.36%, 5/15/2052	MYR	15,000,000	4,041,769
			117,065,446
MEXICO — 5.7%
Mexico Bonos:
5.50%, 3/4/2027	MXN	83,409,300	3,854,936
7.00%, 9/3/2026	MXN	61,200,000	2,931,360
7.50%, 6/3/2027	MXN	174,250,700	8,332,553
7.50%, 5/26/2033	MXN	148,560,000	6,541,411
7.75%, 5/29/2031	MXN	176,716,800	8,114,725
7.75%, 11/23/2034	MXN	106,508,100	4,673,742
7.75%, 11/13/2042	MXN	268,089,600	10,754,379
8.00%, 5/24/2035	MXN	40,000,000	1,780,854
8.00%, 11/7/2047	MXN	124,050,800	5,002,052
8.00%, 7/31/2053	MXN	142,000,000	5,659,038
8.50%, 3/2/2028	MXN	50,000,000	2,419,648
8.50%, 3/1/2029	MXN	185,000,000	8,943,268
8.50%, 5/31/2029	MXN	171,446,300	8,273,117
8.50%, 2/28/2030	MXN	70,000,000	3,357,236
8.50%, 11/18/2038	MXN	140,630,000	6,284,485
10.00%, 11/20/2036	MXN	9,180,000	468,794
Mexico Cetes:
Zero Coupon, 7/10/2025	MXN	75,500,000	3,603,697
Zero Coupon, 9/4/2025	MXN	40,000,000	1,884,327
Zero Coupon, 10/30/2025	MXN	30,000,000	1,394,642
Zero Coupon, 2/19/2026	MXN	60,000,000	2,714,991
Zero Coupon, 4/16/2026	MXN	35,000,000	1,564,232
Zero Coupon, 6/11/2026	MXN	10,000,000	440,943
Zero Coupon, 8/6/2026	MXN	55,000,000	2,392,651
Zero Coupon, 1/21/2027	MXN	112,000,000	4,711,410
			106,098,491

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description		Principal Amount	Value
PERU — 3.0%
Peru Government Bonds:
5.35%, 8/12/2040 (a)	PEN	6,900,000	$1,555,500
5.40%, 8/12/2034	PEN	10,775,000	2,677,184
5.94%, 2/12/2029	PEN	8,425,000	2,401,653
6.15%, 8/12/2032 (a)	PEN	28,607,000	7,838,071
6.35%, 8/12/2028	PEN	14,000,000	4,061,673
6.71%, 2/12/2055	PEN	6,500,000	1,711,481
6.85%, 2/12/2042	PEN	9,200,000	2,426,747
6.90%, 8/12/2037	PEN	38,775,000	10,405,612
6.95%, 8/12/2031	PEN	33,720,000	9,828,651
7.30%, 8/12/2033	PEN	28,350,000	8,165,509
7.60%, 8/12/2039	PEN	16,700,000	4,700,398
Peru Government International Bonds 6.71%, 2/12/2055	PEN	475,000	125,070
			55,897,549
PHILIPPINES — 4.1%
Philippines Government Bonds:
2.88%, 7/9/2030	PHP	153,500,000	2,318,916
3.38%, 4/8/2026	PHP	200,000,000	3,413,052
3.63%, 4/22/2028	PHP	120,000,000	1,972,279
3.63%, 3/21/2033	PHP	43,150,000	632,467
3.75%, 8/12/2028	PHP	230,000,000	3,766,146
4.00%, 7/22/2031	PHP	227,000,000	3,571,469
4.63%, 9/9/2040	PHP	156,500,000	2,281,763
4.75%, 5/4/2027	PHP	206,950,000	3,545,717
4.88%, 1/20/2032	PHP	190,000,000	3,106,119
5.13%, 7/15/2041	PHP	10,000,000	152,892
5.25%, 5/18/2037	PHP	48,800,000	781,114
6.00%, 4/27/2030	PHP	50,000,000	877,089
6.13%, 1/18/2031	PHP	80,000,000	1,408,021
6.13%, 10/24/2037	PHP	67,000,000	1,159,564
6.25%, 9/7/2026	PHP	25,000,000	439,936
6.25%, 3/22/2028	PHP	127,700,000	2,257,971
6.25%, 1/25/2034	PHP	130,000,000	2,286,769
6.25%, 2/28/2044	PHP	80,000,000	1,382,347
6.38%, 7/27/2030	PHP	150,000,000	2,677,096
6.50%, 5/19/2029	PHP	157,000,000	2,800,911
6.50%, 2/22/2038	PHP	40,000,000	709,809
6.63%, 8/17/2033	PHP	180,000,000	3,240,872
6.75%, 9/15/2032	PHP	280,000,000	5,106,231
6.75%, 1/24/2039	PHP	117,700,000	2,140,860
6.88%, 1/10/2029	PHP	293,000,000	5,295,014
6.88%, 5/23/2044	PHP	80,000,000	1,462,623
7.00%, 10/13/2029	PHP	100,000,000	1,820,644
8.00%, 7/19/2031	PHP	274,237,338	5,299,479
8.00%, 9/30/2035	PHP	108,000,000	2,133,592
8.13%, 12/16/2035	PHP	198,800,000	3,965,675
8.13%, 11/24/2042	PHP	95,000,000	1,950,983
9.25%, 11/5/2034	PHP	100,000,000	2,131,815
			76,089,235
Security Description		Principal Amount	Value
POLAND — 4.3%
Republic of Poland Government Bonds:
0.25%, 10/25/2026	PLN	9,673,000	$2,320,624
1.25%, 10/25/2030	PLN	21,330,000	4,433,373
1.75%, 4/25/2032	PLN	57,200,000	11,552,541
2.50%, 7/25/2026	PLN	21,318,000	5,329,308
2.50%, 7/25/2027	PLN	21,440,000	5,220,458
2.75%, 4/25/2028	PLN	23,070,000	5,556,253
2.75%, 10/25/2029	PLN	21,450,000	4,980,924
3.75%, 5/25/2027	PLN	22,965,000	5,768,277
4.00%, 4/25/2047	PLN	400,000	82,001
4.75%, 7/25/2029	PLN	31,000,000	7,831,745
5.00%, 10/25/2034	PLN	13,200,000	3,225,123
5.75%, 4/25/2029	PLN	29,550,000	7,753,332
6.00%, 10/25/2033 (a)	PLN	30,660,000	8,081,242
7.50%, 7/25/2028	PLN	25,540,000	7,042,922
			79,178,123
ROMANIA — 3.4%
Romania Government Bonds:
2.50%, 10/25/2027	RON	9,100,000	1,766,505
3.25%, 6/24/2026	RON	17,450,000	3,638,343
3.65%, 9/24/2031	RON	10,650,000	1,870,426
4.15%, 1/26/2028	RON	15,750,000	3,159,330
4.15%, 10/24/2030	RON	11,730,000	2,186,330
4.75%, 10/11/2034	RON	25,340,000	4,502,104
4.85%, 4/22/2026	RON	15,725,000	3,351,883
4.85%, 7/25/2029	RON	14,500,000	2,857,987
5.00%, 2/12/2029	RON	20,585,000	4,119,367
5.80%, 7/26/2027	RON	17,810,000	3,751,681
6.30%, 4/26/2028	RON	4,000,000	846,139
6.30%, 4/25/2029	RON	11,000,000	2,300,592
6.70%, 2/25/2032	RON	28,650,000	6,002,837
7.10%, 7/31/2034	RON	5,000,000	1,059,879
7.20%, 10/28/2026	RON	3,000,000	653,286
7.20%, 5/31/2027	RON	13,000,000	2,833,516
7.20%, 10/30/2033	RON	17,500,000	3,736,389
7.35%, 4/28/2031	RON	10,500,000	2,270,780
7.90%, 2/24/2038	RON	11,200,000	2,536,724
8.00%, 4/29/2030	RON	18,665,000	4,155,974
8.25%, 9/29/2032	RON	13,295,000	3,017,519
8.75%, 10/30/2028	RON	9,700,000	2,200,450
			62,818,041
SOUTH AFRICA — 4.4%
Republic of South Africa Government Bonds:
6.25%, 3/31/2036	ZAR	61,241,000	2,357,622
7.00%, 2/28/2031	ZAR	85,667,000	4,133,217
8.00%, 1/31/2030	ZAR	212,125,000	11,045,183
8.25%, 3/31/2032	ZAR	175,327,000	8,758,771
8.50%, 1/31/2037	ZAR	174,727,000	7,896,579
8.75%, 1/31/2044	ZAR	231,056,000	9,834,321

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description		Principal Amount	Value
8.75%, 2/28/2048	ZAR	201,885,000	$8,504,059
8.88%, 2/28/2035 (a)	ZAR	186,325,000	9,066,069
9.00%, 1/31/2040	ZAR	206,340,000	9,263,559
10.50%, 12/21/2026	ZAR	161,980,000	9,114,031
11.63%, 3/31/2053	ZAR	39,500,000	2,161,022
			82,134,433
SOUTH KOREA — 12.2%
Korea Treasury Bonds:
1.13%, 9/10/2039	KRW	5,450,000,000	3,004,969
1.38%, 12/10/2029	KRW	10,000,000,000	6,408,650
1.38%, 6/10/2030	KRW	10,000,000,000	6,365,253
1.50%, 12/10/2026	KRW	4,344,000,000	2,895,862
1.50%, 12/10/2030	KRW	8,000,000,000	5,091,646
1.50%, 9/10/2036	KRW	6,003,000,000	3,597,323
1.50%, 9/10/2040	KRW	5,000,000,000	2,880,205
1.50%, 3/10/2050	KRW	14,730,000,000	7,934,156
1.63%, 9/10/2070	KRW	7,050,000,000	3,657,446
1.75%, 9/10/2026	KRW	5,700,000,000	3,823,503
1.88%, 6/10/2026	KRW	3,959,000,000	2,664,608
1.88%, 6/10/2029	KRW	7,280,000,000	4,792,877
1.88%, 9/10/2041	KRW	4,000,000,000	2,416,695
1.88%, 3/10/2051	KRW	18,000,000,000	10,495,082
2.00%, 6/10/2031	KRW	7,500,000,000	4,892,849
2.00%, 3/10/2046	KRW	1,370,000,000	826,764
2.00%, 3/10/2049	KRW	10,835,000,000	6,522,319
2.13%, 6/10/2027	KRW	6,282,000,000	4,222,780
2.13%, 3/10/2047	KRW	5,812,000,000	3,583,484
2.25%, 9/10/2037	KRW	3,570,000,000	2,308,882
2.38%, 3/10/2027	KRW	7,000,000,000	4,727,512
2.38%, 12/10/2027	KRW	5,600,000,000	3,784,063
2.38%, 12/10/2028	KRW	1,839,000,000	1,237,469
2.38%, 12/10/2031	KRW	8,000,000,000	5,328,361
2.38%, 9/10/2038	KRW	4,409,000,000	2,883,284
2.50%, 3/10/2052	KRW	10,000,000,000	6,628,703
2.63%, 6/10/2028	KRW	2,000,000,000	1,358,532
2.63%, 3/10/2030	KRW	3,000,000,000	2,033,584
2.63%, 9/10/2035	KRW	870,000,000	586,825
2.63%, 3/10/2048	KRW	6,754,000,000	4,554,290
2.63%, 3/10/2055	KRW	2,300,000,000	1,573,295
2.75%, 12/10/2044	KRW	5,000,000,000	3,416,611
2.75%, 9/10/2054	KRW	6,000,000,000	4,202,434
2.75%, 9/10/2074	KRW	1,000,000,000	731,797
2.88%, 9/10/2026	KRW	1,500,000,000	1,022,275
2.88%, 9/10/2044	KRW	2,000,000,000	1,396,066
3.00%, 9/10/2029	KRW	3,500,000,000	2,410,865
3.00%, 12/10/2034	KRW	5,000,000,000	3,455,694
3.00%, 12/10/2042	KRW	6,265,000,000	4,424,485
3.13%, 6/10/2026	KRW	5,000,000,000	3,414,719
3.13%, 9/10/2027	KRW	5,000,000,000	3,437,486
3.13%, 9/10/2052	KRW	6,000,000,000	4,472,734
3.25%, 6/10/2027	KRW	1,000,000,000	688,375
3.25%, 3/10/2028	KRW	7,500,000,000	5,185,558
3.25%, 3/10/2029	KRW	7,000,000,000	4,861,106
3.25%, 6/10/2033	KRW	6,200,000,000	4,378,419
3.25%, 9/10/2042	KRW	4,700,000,000	3,428,605
Security Description		Principal Amount	Value
3.25%, 3/10/2053	KRW	11,000,000,000	$8,394,754
3.25%, 3/10/2054	KRW	11,500,000,000	8,807,556
3.38%, 6/10/2032	KRW	5,500,000,000	3,900,052
3.50%, 9/10/2028	KRW	7,000,000,000	4,889,040
3.50%, 6/10/2034	KRW	4,700,000,000	3,398,769
3.50%, 9/10/2072	KRW	2,500,000,000	2,181,887
3.63%, 9/10/2053	KRW	7,200,000,000	5,868,534
3.88%, 12/10/2026	KRW	6,600,000,000	4,574,809
3.88%, 9/10/2043	KRW	2,000,000,000	1,585,106
4.00%, 12/10/2031	KRW	395,000,000	289,618
4.13%, 12/10/2033	KRW	4,500,000,000	3,389,660
4.25%, 12/10/2032	KRW	5,500,000,000	4,134,875
			225,423,160
SUPRANATIONAL — 0.4%
Asian Infrastructure Investment Bank Series EMTN, 7.00%, 3/1/2029	INR	100,000,000	1,178,663
European Bank for Reconstruction & Development Series GMTN, 6.25%, 4/11/2028	INR	100,000,000	1,157,607
Inter-American Investment Corp. Series EMTN, 6.60%, 6/15/2025	COP	5,691,600,000	1,347,219
International Bank for Reconstruction & Development Series EMTN, 6.50%, 4/17/2030	INR	100,000,000	1,157,448
Nordic Investment Bank Series EMTN, 5.00%, 3/4/2026	PLN	11,430,000	2,892,006
			7,732,943
THAILAND — 6.0%
Thailand Government Bonds:
1.00%, 6/17/2027	THB	140,000,000	4,063,115
1.59%, 12/17/2035	THB	146,000,000	4,132,274
1.60%, 12/17/2029	THB	133,400,000	3,890,756
1.60%, 6/17/2035	THB	97,700,000	2,743,072
1.88%, 6/17/2049	THB	52,000,000	1,321,547
2.00%, 12/17/2031	THB	125,000,000	3,715,886
2.00%, 6/17/2042	THB	49,000,000	1,359,413
2.05%, 4/17/2028	THB	100,000,000	2,978,131
2.13%, 12/17/2026	THB	114,380,000	3,396,209
2.25%, 3/17/2027	THB	119,817,000	3,568,805
2.35%, 6/17/2026	THB	105,000,000	3,119,639
2.40%, 11/17/2027	THB	118,000,000	3,539,434
2.40%, 3/17/2029	THB	100,000,000	3,011,580
2.41%, 3/17/2035	THB	50,000,000	1,528,690
2.50%, 11/17/2029	THB	86,080,000	2,623,742
2.50%, 6/17/2071	THB	59,000,000	1,546,440

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description		Principal Amount	Value
2.65%, 6/17/2028	THB	113,500,000	$3,443,578
2.75%, 6/17/2052	THB	50,000,000	1,477,280
2.80%, 6/17/2034	THB	152,000,000	4,778,706
2.88%, 12/17/2028	THB	92,510,000	2,830,268
2.88%, 6/17/2046	THB	143,955,000	4,445,568
2.98%, 6/17/2045	THB	40,000,000	1,260,698
3.14%, 6/17/2047	THB	27,250,000	862,389
3.30%, 6/17/2038	THB	31,936,000	1,056,082
3.35%, 6/17/2033	THB	142,000,000	4,623,290
3.39%, 6/17/2037	THB	180,000,000	6,002,818
3.40%, 6/17/2036	THB	51,940,000	1,725,653
3.45%, 6/17/2043	THB	141,000,000	4,717,968
3.58%, 12/17/2027	THB	4,650,000	143,698
3.60%, 6/17/2067	THB	59,000,000	2,004,101
3.65%, 6/20/2031	THB	86,575,000	2,812,627
3.78%, 6/25/2032	THB	121,120,000	4,011,583
3.80%, 6/14/2041	THB	12,750,000	455,126
4.00%, 6/17/2055	THB	60,000,000	2,213,284
4.00%, 6/17/2066	THB	133,080,000	4,884,922
4.00%, 6/17/2072	THB	16,000,000	602,695
4.68%, 6/29/2044	THB	78,400,000	3,050,183
4.85%, 6/17/2061	THB	53,195,000	2,221,629
4.88%, 6/22/2029	THB	113,904,000	3,772,675
5.67%, 3/13/2028	THB	10,000,000	327,478
			110,263,032
TURKEY — 2.9%
Turkiye Government Bonds:
9.10%, 2/16/2028	TRY	110,000,000	1,554,363
10.28%, 9/15/2027	TRY	237,735,000	3,648,843
10.40%, 10/13/2032	TRY	255,000,000	2,799,467
10.50%, 8/11/2027	TRY	161,604,000	2,537,332
10.60%, 2/11/2026	TRY	89,224,000	1,811,702
11.00%, 2/24/2027	TRY	21,938,000	367,380
11.70%, 11/13/2030	TRY	2,500,000	32,522
12.40%, 3/8/2028	TRY	119,330,000	1,853,134
12.60%, 10/1/2025	TRY	270,000,000	6,176,886
16.90%, 9/2/2026	TRY	110,100,000	2,147,237
17.30%, 7/19/2028	TRY	177,000,000	3,072,963
17.80%, 7/13/2033	TRY	125,500,000	2,038,645
20.20%, 6/9/2027	TRY	136,500,000	2,657,838
21.50%, 4/28/2032	TRY	73,000,000	1,417,990
26.20%, 10/5/2033	TRY	321,316,380	7,179,042
27.70%, 9/27/2034	TRY	20,000,000	471,578
30.00%, 9/12/2029	TRY	230,000,000	5,339,584
31.08%, 11/8/2028	TRY	280,400,000	6,735,770
37.00%, 2/18/2026	TRY	43,650,000	1,081,489
			52,923,765
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,915,910,836)			1,795,727,015

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (b) (c)	1,440,788	$1,440,788
State Street Navigator Securities Lending Portfolio II (d) (e)	29,107,868	29,107,868
TOTAL SHORT-TERM INVESTMENTS (Cost $30,548,656)		30,548,656
TOTAL INVESTMENTS — 98.6% (Cost $1,946,459,492)		1,826,275,671
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%		25,460,866
NET ASSETS — 100.0%		$1,851,736,537
(a)	All or a portion of the shares of the security are on loan at March 31, 2025.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2025.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
BRL	Brazilian Real
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romania New Leu
THB	Thai Baht
TRY	Turkish New Lira
ZAR	South African Rand

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

At March 31, 2025, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Barclays Capital PLC	USD1,793,098	CLP1,700,000,000	04/08/2025	$(7,369)
Barclays Capital PLC	USD25,442,777	MXN525,000,000	04/08/2025	199,152
Barclays Capital PLC	USD2,878,594	TRY110,000,000	04/08/2025	(856)
Barclays Capital PLC	PEN6,000,000	USD1,628,777	04/08/2025	(9,330)
Barclays Capital PLC	CZK37,000,000	USD1,535,210	04/08/2025	(64,373)
Barclays Capital PLC	ILS7,700,000	USD2,140,899	04/08/2025	74,413
Barclays Capital PLC	TRY110,000,000	USD2,866,606	04/08/2025	(11,132)
BNP Paribas S.A.	USD1,549,614	CZK37,000,000	04/08/2025	49,970
BNP Paribas S.A.	USD2,153,912	ILS7,700,000	04/08/2025	(87,426)
Citibank N.A.	MXN525,000,000	USD25,492,862	04/08/2025	(149,067)
Goldman Sachs Bank USA	USD1,626,016	PEN6,000,000	04/08/2025	12,091
Goldman Sachs Bank USA	CLP1,700,000,000	USD1,779,378	04/08/2025	(6,351)
Goldman Sachs Bank USA	USD5,835,940	INR500,000,000	05/07/2025	(1,752)
Total				$(2,030)

CLP	Chilean Peso
CZK	Czech Koruna
ILS	Israeli New Shekel
INR	Indian Rupee
MXN	Mexican Peso
PEN	Peru Nuevo Sol
TRY	Turkish New Lira

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$1,795,727,015	$—	$1,795,727,015
Short-Term Investments	30,548,656	—	—	30,548,656
TOTAL INVESTMENTS	$30,548,656	$1,795,727,015	$—	$1,826,275,671
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts - Unrealized Appreciation	$—	$335,626	$—	$335,626
Forward Foreign Currency Exchange Contracts - Unrealized Depreciation	—	(337,656)	—	(337,656)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$(2,030)	$—	$(2,030)
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,777,202	$3,777,202	$46,407,838	$48,744,252	$—	$—	1,440,788	$1,440,788	$20,622
State Street Navigator Securities Lending Portfolio II	25,029,574	25,029,574	26,522,247	22,443,953	—	—	29,107,868	29,107,868	14,180
Total		$28,806,776	$72,930,085	$71,188,205	$—	$—		$30,548,656	$34,802
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.2%
ADVERTISING — 1.0%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	$6,738,800	$5,902,245
Clear Channel Outdoor Holdings, Inc.:
7.50%, 6/1/2029 (a) (b)	8,296,000	6,850,090
7.75%, 4/15/2028 (a)	6,390,000	5,484,857
7.88%, 4/1/2030 (a)	8,338,000	8,181,246
9.00%, 9/15/2028 (a) (b)	7,280,000	7,492,139
CMG Media Corp. 8.88%, 6/18/2029 (a)	4,887,000	4,246,852
Lamar Media Corp.:
3.63%, 1/15/2031	2,952,000	2,636,549
3.75%, 2/15/2028	4,353,000	4,139,181
4.00%, 2/15/2030	2,538,000	2,349,579
Neptune Bidco U.S., Inc. 9.29%, 4/15/2029 (a)	21,446,000	18,601,617
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.25%, 1/15/2029 (a)	2,083,000	1,929,462
Stagwell Global LLC 5.63%, 8/15/2029 (a)	8,105,000	7,718,229
		75,532,046
AEROSPACE & DEFENSE — 2.5%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a)	6,223,000	6,316,532
Bombardier, Inc.:
6.00%, 2/15/2028 (a) (b)	6,813,000	6,724,022
7.00%, 6/1/2032 (a) (b)	7,093,000	7,069,806
7.13%, 6/15/2026 (a)	191,000	191,145
7.25%, 7/1/2031 (a) (b)	4,930,000	4,952,530
7.50%, 2/1/2029 (a)	4,836,000	4,948,775
7.88%, 4/15/2027 (a)	126,000	126,381
8.75%, 11/15/2030 (a)	6,041,000	6,381,592
Efesto Bidco SpA Efesto U.S. LLC Series XR, 7.50%, 2/15/2032 (a)	6,398,000	6,281,172
Goat Holdco LLC 6.75%, 2/1/2032 (a)	5,606,000	5,492,535
Spirit AeroSystems, Inc.:
9.38%, 11/30/2029 (a)	7,663,000	8,192,437
9.75%, 11/15/2030 (a)	8,975,000	9,917,375
TransDigm, Inc.:
4.63%, 1/15/2029	9,319,000	8,859,853
4.88%, 5/1/2029	2,711,000	2,573,254
5.50%, 11/15/2027	18,399,000	18,190,907
6.00%, 1/15/2033 (a)	12,216,500	12,018,348
6.38%, 3/1/2029 (a)	24,023,000	24,279,806
6.63%, 3/1/2032 (a)	14,481,000	14,663,316
6.75%, 8/15/2028 (a)	19,580,000	19,877,029
Security Description	Principal Amount	Value
6.88%, 12/15/2030 (a)	$13,711,100	$14,016,995
7.13%, 12/1/2031 (a)	7,996,000	8,239,158
Triumph Group, Inc. 9.00%, 3/15/2028 (a)	5,643,000	5,937,790
		195,250,758
AGRICULTURE — 0.1%
Darling Ingredients, Inc. 6.00%, 6/15/2030 (a)	7,214,000	7,172,664
AIRLINES — 1.6%
Air Canada 3.88%, 8/15/2026 (a)	11,301,300	11,063,408
Allegiant Travel Co. 7.25%, 8/15/2027 (a)	5,046,000	4,893,863
American Airlines, Inc.:
7.25%, 2/15/2028 (a) (b)	7,847,000	7,807,137
8.50%, 5/15/2029 (a) (b)	8,069,000	8,192,456
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/2026 (a)	10,005,122	9,975,807
5.75%, 4/20/2029 (a)	23,898,192	23,378,645
Avianca Midco 2 PLC:
9.00%, 12/1/2028 (a)	9,488,500	8,992,539
9.63%, 2/14/2030 (a)	7,521,000	6,950,532
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/2031 (a)	17,475,000	17,238,214
OneSky Flight LLC 8.88%, 12/15/2029 (a)	5,346,000	5,448,643
United Airlines, Inc.:
4.38%, 4/15/2026 (a)	592,000	582,066
4.63%, 4/15/2029 (a)	31,000	29,344
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.38%, 2/1/2030 (a) (b)	7,416,000	6,499,234
7.88%, 5/1/2027 (a) (b)	6,772,000	6,649,765
9.50%, 6/1/2028 (a) (b)	4,315,000	4,272,066
		121,973,719
APPAREL — 0.4%
Champ Acquisition Corp. 8.38%, 12/1/2031 (a)	3,821,300	3,963,261
Hanesbrands, Inc. 9.00%, 2/15/2031 (a)	3,345,000	3,526,333
Levi Strauss & Co. 3.50%, 3/1/2031 (a)	2,104,000	1,849,984
S&S Holdings LLC 8.38%, 10/1/2031 (a)	4,998,000	4,735,405
VF Corp.:
2.80%, 4/23/2027	5,056,000	4,788,487
2.95%, 4/23/2030	5,530,000	4,749,607
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a)	4,562,000	3,858,220
		27,471,297

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
AUTO MANUFACTURERS — 1.0%
Allison Transmission, Inc. 3.75%, 1/30/2031 (a) (b)	$6,390,000	$5,680,966
Aston Martin Capital Holdings Ltd. 10.00%, 3/31/2029 (a)	7,447,000	6,755,323
Jaguar Land Rover Automotive PLC 5.88%, 1/15/2028 (a)	5,331,000	5,285,473
JB Poindexter & Co., Inc. 8.75%, 12/15/2031 (a)	6,379,000	6,579,109
Nissan Motor Acceptance Co. LLC:
1.85%, 9/16/2026 (a)	3,608,000	3,422,260
2.75%, 3/9/2028 (a)	1,506,000	1,384,421
5.30%, 9/13/2027 (a)	1,500,000	1,490,055
7.05%, 9/15/2028 (a)	11,672,000	12,161,640
Nissan Motor Co. Ltd.:
4.35%, 9/17/2027 (a)	11,375,000	11,028,745
4.81%, 9/17/2030 (a)	17,649,000	16,768,668
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	4,916,000	4,700,089
		75,256,749
AUTO PARTS & EQUIPMENT — 1.5%
Adient Global Holdings Ltd.:
7.00%, 4/15/2028 (a)	5,699,000	5,714,672
7.50%, 2/15/2033 (a) (b)	6,066,000	5,658,365
8.25%, 4/15/2031 (a) (b)	5,548,000	5,381,726
American Axle & Manufacturing, Inc. 5.00%, 10/1/2029 (b)	4,045,800	3,486,347
Aptiv Swiss Holdings Ltd. 5 yr. CMT + 3.39%, 6.88%, 12/15/2054 (c)	5,392,000	5,288,474
Clarios Global LP/Clarios U.S. Finance Co.:
6.75%, 5/15/2028 (a)	3,674,000	3,726,685
6.75%, 2/15/2030 (a) (b)	7,803,000	7,882,981
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a) (b)	5,718,000	4,346,595
Forvia SE 8.00%, 6/15/2030 (a) (d)	4,125,000	4,068,446
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 5/31/2032 (a)	6,277,000	6,210,024
Goodyear Tire & Rubber Co.:
5.00%, 7/15/2029 (b)	8,271,000	7,674,495
5.25%, 4/30/2031 (b)	4,514,000	4,067,385
5.25%, 7/15/2031 (b)	2,951,500	2,672,052
Phinia, Inc. 6.75%, 4/15/2029 (a)	6,033,000	6,113,480
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a)	4,983,000	3,923,016
Tenneco, Inc. 8.00%, 11/17/2028 (a)	15,528,800	14,814,165
Security Description	Principal Amount	Value
ZF North America Capital, Inc.:
6.75%, 4/23/2030 (a)	$5,126,000	$4,874,006
6.88%, 4/14/2028 (a)	5,278,000	5,186,955
6.88%, 4/23/2032 (a)	7,549,800	6,993,682
7.13%, 4/14/2030 (a)	5,354,000	5,160,453
		113,244,004
BANKS — 0.5%
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	5,172,000	5,149,369
7.63%, 5/1/2026 (a)	3,463,100	3,464,717
12.00%, 10/1/2028 (a)	7,860,000	8,441,561
12.25%, 10/1/2030 (a)	1,582,000	1,744,203
Intesa Sanpaolo SpA 1 yr. CMT + 2.60%, 4.20%, 6/1/2032 (a) (c)	5,896,600	5,293,142
UniCredit SpA 5 yr. CMT + 4.75%, 5.46%, 6/30/2035 (a) (c)	11,681,200	11,455,403
		35,548,395
BEVERAGES — 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.:
4.38%, 4/30/2029 (a)	4,580,000	4,379,167
6.25%, 4/1/2029 (a)	4,918,000	4,906,246
		9,285,413
CHEMICALS — 2.8%
Avient Corp.:
6.25%, 11/1/2031 (a)	6,355,000	6,297,932
7.13%, 8/1/2030 (a)	2,843,600	2,904,567
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	2,336,000	2,414,957
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a)	3,232,000	2,960,900
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 6/15/2027 (a)	2,525,000	2,481,494
Celanese U.S. Holdings LLC:
6.42%, 7/15/2027 (b) (e)	2,748,000	2,792,957
6.50%, 4/15/2030 (b)	6,130,000	6,086,845
6.58%, 7/15/2029 (e)	3,950,000	4,079,994
6.60%, 11/15/2028 (e)	7,322,000	7,555,132
6.63%, 7/15/2032 (b) (e)	6,374,000	6,546,672
6.75%, 4/15/2033	8,532,000	8,284,999
6.80%, 11/15/2030 (e)	7,348,000	7,617,451
6.95%, 11/15/2033 (b) (e)	7,758,000	8,108,118
Cerdia Finanz GmbH 9.38%, 10/3/2031 (a)	7,361,000	7,563,133
Chemours Co.:
4.63%, 11/15/2029 (a) (b)	4,694,950	4,015,450
5.75%, 11/15/2028 (a)	8,363,800	7,730,995

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
8.00%, 1/15/2033 (a)	$5,222,000	$4,880,638
Consolidated Energy Finance SA:
5.63%, 10/15/2028 (a)	5,605,000	4,829,716
12.00%, 2/15/2031 (a)	5,294,800	5,277,962
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	5,699,000	5,511,617
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	2,954,000	2,781,959
INEOS Finance PLC 7.50%, 4/15/2029 (a) (b)	7,825,100	7,794,739
Ingevity Corp. 3.88%, 11/1/2028 (a) (b)	4,181,000	3,903,382
Methanex Corp. 5.13%, 10/15/2027	6,253,000	6,114,559
Methanex U.S. Operations, Inc. 6.25%, 3/15/2032 (a)	5,370,800	5,233,415
OCI NV 6.70%, 3/16/2033 (a)	3,606,000	3,840,751
Olin Corp. 6.63%, 4/1/2033 (a)	4,567,000	4,437,389
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/2028 (a)	6,480,000	5,986,937
7.25%, 6/15/2031 (a) (b)	5,840,000	5,746,794
9.75%, 11/15/2028 (a)	13,623,000	14,157,839
SCIH Salt Holdings, Inc.:
4.88%, 5/1/2028 (a)	7,207,000	6,853,064
6.63%, 5/1/2029 (a) (b)	3,154,000	3,058,560
SCIL IV LLC/SCIL USA Holdings LLC 5.38%, 11/1/2026 (a)	6,395,000	6,294,343
SK Invictus Intermediate II SARL 5.00%, 10/30/2029 (a)	4,929,000	4,628,824
Tronox, Inc. 4.63%, 3/15/2029 (a) (b)	9,843,000	8,400,213
Vibrantz Technologies, Inc. 9.00%, 2/15/2030 (a) (b)	6,627,500	5,401,412
WR Grace Holdings LLC:
4.88%, 6/15/2027 (a)	6,179,970	5,984,250
5.63%, 8/15/2029 (a) (b)	9,233,000	7,945,550
		216,505,509
COAL — 0.0% (f)
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	3,945,000	3,621,194
COMMERCIAL SERVICES — 4.9%
ADT Security Corp. 4.13%, 8/1/2029 (a) (b)	6,310,000	5,921,935
Albion Financing 1 SARL/Aggreko Holdings, Inc. 6.13%, 10/15/2026 (a)	5,667,000	5,658,556
Allied Universal Holdco LLC 7.88%, 2/15/2031 (a)	19,149,000	19,407,894
Security Description	Principal Amount	Value
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.00%, 6/1/2029 (a) (b)	$7,228,000	$6,643,472
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63%, 6/1/2028 (a)	15,322,000	14,500,775
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (a) (b)	5,831,800	5,104,691
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75%, 4/1/2028 (a) (b)	2,865,000	2,623,395
5.38%, 3/1/2029 (a) (b)	4,159,000	3,743,599
8.00%, 2/15/2031 (a) (b)	4,969,000	4,846,614
8.25%, 1/15/2030 (a) (b)	6,710,000	6,523,932
Belron U.K. Finance PLC 5.75%, 10/15/2029 (a)	8,196,000	8,139,284
Block, Inc.:
2.75%, 6/1/2026	4,970,700	4,822,076
3.50%, 6/1/2031	8,434,900	7,427,182
6.50%, 5/15/2032 (a)	11,868,000	11,992,970
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	18,826,600	19,601,879
Champions Financing, Inc. 8.75%, 2/15/2029 (a) (b)	6,904,000	6,179,080
Cimpress PLC 7.38%, 9/15/2032 (a) (b)	5,159,000	4,728,224
CoreCivic, Inc. 8.25%, 4/15/2029	4,335,000	4,589,855
Dcli Bidco LLC 7.75%, 11/15/2029 (a)	3,879,000	3,990,482
EquipmentShare.com, Inc.:
8.00%, 3/15/2033 (a)	3,592,000	3,618,186
8.63%, 5/15/2032 (a)	4,635,000	4,791,802
9.00%, 5/15/2028 (a)	9,338,000	9,671,553
Garda World Security Corp.:
6.00%, 6/1/2029 (a)	3,620,000	3,389,478
8.25%, 8/1/2032 (a)	4,348,000	4,248,474
8.38%, 11/15/2032 (a)	6,746,000	6,645,417
GEO Group, Inc.:
8.63%, 4/15/2029	5,373,000	5,648,313
10.25%, 4/15/2031	4,471,000	4,864,940
Herc Holdings, Inc. 6.63%, 6/15/2029 (a)	8,740,000	8,775,135
Hertz Corp.:
4.63%, 12/1/2026 (a) (b)	4,202,000	2,930,727
5.00%, 12/1/2029 (a) (b)	7,947,000	3,977,553
12.63%, 7/15/2029 (a)	12,522,800	11,302,704
IHS Markit Ltd. 4.25%, 5/1/2029	15,000	14,398
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/2029 (a) (b)	4,698,000	4,437,308

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Mobius Merger Sub, Inc. 9.00%, 6/1/2030 (a)	$6,024,800	$5,458,288
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	7,249,000	6,694,886
OT Midco Ltd. 10.00%, 2/15/2030 (a) (b)	7,249,800	6,258,172
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.38%, 8/31/2027 (a)	9,613,000	9,112,067
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	6,508,000	6,019,640
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	11,145,000	10,847,094
RR Donnelley & Sons Co. 9.50%, 8/1/2029 (a)	11,170,000	11,076,395
Service Corp. International:
3.38%, 8/15/2030	6,017,000	5,362,350
4.00%, 5/15/2031	6,241,700	5,663,843
5.75%, 10/15/2032	5,074,000	4,995,150
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%, 8/15/2032 (a)	8,744,000	8,819,024
TriNet Group, Inc. 3.50%, 3/1/2029 (a)	4,322,000	3,919,146
United Rentals North America, Inc.:
3.75%, 1/15/2032 (b)	5,163,000	4,562,233
3.88%, 2/15/2031	7,710,000	6,995,129
6.13%, 3/15/2034 (a)	8,474,000	8,489,846
Valvoline, Inc. 3.63%, 6/15/2031 (a)	3,272,000	2,842,485
Veritiv Operating Co. 10.50%, 11/30/2030 (a)	8,760,400	9,311,166
VT Topco, Inc. 8.50%, 8/15/2030 (a)	3,410,000	3,575,419
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	7,391,000	7,567,423
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a) (b)	5,085,400	5,040,852
WEX, Inc. 6.50%, 3/15/2033 (a)	1,389,000	1,373,374
Williams Scotsman, Inc.:
4.63%, 8/15/2028 (a)	2,598,000	2,517,956
6.63%, 6/15/2029 (a)	5,757,000	5,823,263
6.63%, 4/15/2030 (a)	2,420,000	2,445,434
7.38%, 10/1/2031 (a)	2,935,000	3,018,383
WW International, Inc. 4.50%, 4/15/2029 (a)	982,000	246,138
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a)	4,714,000	4,154,637
		372,951,676
Security Description	Principal Amount	Value
COMPUTERS — 0.3%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (a)	$4,920,900	$4,616,247
Crane NXT Co. 4.20%, 3/15/2048	133,000	83,402
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	2,546,000	2,343,109
McAfee Corp. 7.38%, 2/15/2030 (a) (b)	15,431,000	13,672,483
NCR Voyix Corp.:
5.00%, 10/1/2028 (a) (b)	5,688,300	5,472,600
5.13%, 4/15/2029 (a)	600	571
		26,188,412
CONSTRUCTION MATERIALS — 2.3%
ACProducts Holdings, Inc. 6.38%, 5/15/2029 (a)	2,482,000	1,496,001
AmeriTex HoldCo Intermediate LLC 10.25%, 10/15/2028 (a)	6,421,000	6,598,669
Builders FirstSource, Inc.:
4.25%, 2/1/2032 (a)	8,989,000	8,055,762
6.38%, 6/15/2032 (a) (b)	3,896,000	3,913,571
6.38%, 3/1/2034 (a)	7,997,500	7,955,673
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a)	7,214,900	5,943,562
Cornerstone Building Brands, Inc. 9.50%, 8/15/2029 (a)	4,469,000	3,715,705
CP Atlas Buyer, Inc. 7.00%, 12/1/2028 (a) (b)	4,630,000	3,658,256
EMRLD Borrower LP/Emerald Co-Issuer, Inc.:
6.63%, 12/15/2030 (a)	19,595,000	19,631,251
6.75%, 7/15/2031 (a)	6,369,000	6,404,348
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	6,806,400	6,802,452
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 4/1/2032 (a)	5,189,100	5,145,460
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 2/1/2030 (a)	4,435,000	3,982,586
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	4,553,000	4,414,680
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 4/15/2030 (a) (b)	5,227,000	4,692,382
Quikrete Holdings, Inc.:
6.38%, 3/1/2032 (a)	27,268,000	27,413,066
6.75%, 3/1/2033 (a)	5,720,000	5,700,495

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Smyrna Ready Mix Concrete LLC:
6.00%, 11/1/2028 (a)	$9,406,000	$9,122,503
8.88%, 11/15/2031 (a)	9,623,800	9,974,395
Standard Building Solutions, Inc. 6.50%, 8/15/2032 (a)	8,817,500	8,821,203
Standard Industries, Inc.:
3.38%, 1/15/2031 (a)	9,624,400	8,370,052
4.38%, 7/15/2030 (a)	12,038,000	11,103,851
Wilsonart LLC 11.00%, 8/15/2032 (a)	4,467,000	4,103,074
		177,018,997
DISTRIBUTION & WHOLESALE — 0.5%
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a)	5,643,000	5,553,163
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a) (b)	2,904,000	2,830,064
Gates Corp. 6.88%, 7/1/2029 (a)	3,599,000	3,663,818
H&E Equipment Services, Inc. 3.88%, 12/15/2028 (a)	76,000	75,809
Resideo Funding, Inc. 6.50%, 7/15/2032 (a)	5,305,000	5,297,202
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/2028 (a)	3,285,000	3,358,124
7.75%, 3/15/2031 (a)	3,430,000	3,588,809
Velocity Vehicle Group LLC 8.00%, 6/1/2029 (a)	4,623,000	4,750,456
Windsor Holdings III LLC 8.50%, 6/15/2030 (a)	7,022,000	7,275,564
		36,393,009
DIVERSIFIED FINANCIAL SERVICES — 5.3%
AG Issuer LLC 6.25%, 3/1/2028 (a)	1,070,000	1,052,484
AG TTMT Escrow Issuer LLC 8.63%, 9/30/2027 (a)	4,044,000	4,145,383
Ally Financial, Inc.:
5 yr. CMT + 2.45%, 6.65%, 1/17/2040 (c)	5,275,400	5,108,434
6.70%, 2/14/2033 (b)	3,825,500	3,824,429
Aretec Group, Inc. 10.00%, 8/15/2030 (a)	6,487,000	6,971,190
Azorra Finance Ltd. 7.75%, 4/15/2030 (a)	5,272,000	5,256,079
Bread Financial Holdings, Inc. 9.75%, 3/15/2029 (a)	9,163,000	9,665,407
Burford Capital Global Finance LLC 9.25%, 7/1/2031 (a)	5,054,000	5,336,973
Coinbase Global, Inc.:
3.38%, 10/1/2028 (a) (b)	8,289,000	7,497,318
3.63%, 10/1/2031 (a)	5,548,000	4,702,096
Credit Acceptance Corp.:
6.63%, 3/15/2030 (a)	5,565,000	5,489,873
Security Description	Principal Amount	Value
9.25%, 12/15/2028 (a)	$4,751,000	$5,029,836
Encore Capital Group, Inc.:
8.50%, 5/15/2030 (a)	3,917,000	4,038,466
9.25%, 4/1/2029 (a)	5,430,000	5,685,536
Enova International, Inc. 9.13%, 8/1/2029 (a)	3,862,000	3,970,097
Focus Financial Partners LLC 6.75%, 9/15/2031 (a)	7,810,000	7,700,816
Freedom Mortgage Holdings LLC:
8.38%, 4/1/2032 (a)	4,630,000	4,522,723
9.13%, 5/15/2031 (a)	5,495,000	5,530,663
9.25%, 2/1/2029 (a)	10,803,000	10,966,449
GGAM Finance Ltd.:
8.00%, 2/15/2027 (a)	5,522,000	5,659,443
8.00%, 6/15/2028 (a)	6,048,000	6,359,109
Global Aircraft Leasing Co. Ltd. 8.75%, 9/1/2027 (a)	11,015,800	11,187,977
goeasy Ltd.:
7.63%, 7/1/2029 (a)	5,964,000	5,969,845
9.25%, 12/1/2028 (a)	5,059,000	5,313,063
Jane Street Group/JSG Finance, Inc.:
4.50%, 11/15/2029 (a)	4,683,500	4,431,902
6.13%, 11/1/2032 (a)	10,714,000	10,548,040
7.13%, 4/30/2031 (a)	12,878,000	13,218,494
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
5.00%, 8/15/2028 (a)	6,878,000	6,473,436
6.63%, 10/15/2031 (a)	5,747,000	5,680,795
Midcap Financial Issuer Trust 6.50%, 5/1/2028 (a)	9,789,000	9,396,951
Nationstar Mortgage Holdings, Inc.:
5.13%, 12/15/2030 (a)	6,630,600	6,615,946
5.50%, 8/15/2028 (a)	9,602,000	9,519,615
5.75%, 11/15/2031 (a)	4,172,000	4,166,117
6.50%, 8/1/2029 (a)	5,438,000	5,503,147
7.13%, 2/1/2032 (a)	4,088,000	4,245,306
Navient Corp.:
4.88%, 3/15/2028	3,559,000	3,395,072
5.50%, 3/15/2029 (b)	5,761,200	5,452,227
9.38%, 7/25/2030	4,879,000	5,200,477
11.50%, 3/15/2031	5,242,000	5,858,145
OneMain Finance Corp.:
3.50%, 1/15/2027	5,774,000	5,534,206
3.88%, 9/15/2028	5,376,000	4,983,391
4.00%, 9/15/2030	6,675,900	5,892,083
6.63%, 5/15/2029	7,145,000	7,167,721
6.75%, 3/15/2032	1,824,000	1,790,037
7.13%, 11/15/2031	6,656,000	6,704,123
7.50%, 5/15/2031 (b)	4,346,000	4,421,403
7.88%, 3/15/2030	6,778,000	7,026,278
9.00%, 1/15/2029	7,065,600	7,414,005

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	$3,100,000	$2,901,941
5.75%, 9/15/2031 (a)	3,869,000	3,670,869
6.88%, 2/15/2033 (a)	6,976,000	6,978,093
7.13%, 11/15/2030 (a)	5,817,000	5,911,352
7.88%, 12/15/2029 (a)	6,733,000	7,020,903
PHH Escrow Issuer LLC/PHH Corp. 9.88%, 11/1/2029 (a)	4,274,000	4,126,162
PRA Group, Inc. 8.88%, 1/31/2030 (a)	6,243,000	6,523,873
Rfna LP 7.88%, 2/15/2030 (a)	4,883,000	4,834,121
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
2.88%, 10/15/2026 (a)	11,831,533	11,358,035
3.63%, 3/1/2029 (a)	6,150,000	5,672,698
3.88%, 3/1/2031 (a)	10,003,000	8,975,092
4.00%, 10/15/2033 (a) (b)	2,827,250	2,424,423
SLM Corp.:
3.13%, 11/2/2026	5,222,000	5,045,601
6.50%, 1/31/2030 (b)	2,563,000	2,628,792
StoneX Group, Inc. 7.88%, 3/1/2031 (a)	4,519,000	4,724,840
Synchrony Financial 7.25%, 2/2/2033 (b)	5,343,000	5,493,031
United Wholesale Mortgage LLC:
5.50%, 4/15/2029 (a)	7,092,000	6,835,199
5.75%, 6/15/2027 (a)	7,237,000	7,116,070
UWM Holdings LLC 6.63%, 2/1/2030 (a)	6,009,000	5,952,155
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 6/15/2031 (a)	4,408,000	4,518,773
		404,334,629
ELECTRIC — 2.7%
AES Corp.:
5 yr. CMT + 2.89%, 6.95%, 7/15/2055 (c)	3,093,000	2,952,949
5 yr. CMT + 3.20%, 7.60%, 1/15/2055 (c)	9,628,000	9,727,361
Algonquin Power & Utilities Corp. 5 yr. CMT + 3.25%, 4.75%, 1/18/2082 (c)	6,771,000	6,448,430
Alpha Generation LLC 6.75%, 10/15/2032 (a)	6,462,000	6,466,459
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC 6.38%, 2/15/2032 (a)	5,940,000	5,750,989
Calpine Corp.:
3.75%, 3/1/2031 (a)	6,269,000	5,707,423
4.63%, 2/1/2029 (a)	5,723,000	5,491,505
Security Description	Principal Amount	Value
5.00%, 2/1/2031 (a)	$3,898,000	$3,722,161
Clearway Energy Operating LLC 3.75%, 2/15/2031 (a)	6,841,500	6,018,946
ContourGlobal Power Holdings SA 6.75%, 2/28/2030 (a)	7,155,000	7,182,260
Edison International 5 yr. CMT + 3.86%, 8.13%, 6/15/2053 (b) (c)	5,849,000	5,706,050
EUSHI Finance, Inc. 5 yr. CMT + 3.14%, 7.63%, 12/15/2054 (c)	3,039,000	3,163,569
Lightning Power LLC 7.25%, 8/15/2032 (a)	11,343,600	11,692,075
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	5,560,000	5,109,140
3.63%, 2/15/2031 (a)	6,095,000	5,405,351
5.75%, 1/15/2028 (a)	840	839
5.75%, 7/15/2029 (a)	7,115,800	7,002,516
6.00%, 2/1/2033 (a)	5,617,000	5,473,823
6.25%, 11/1/2034 (a)	6,822,000	6,717,760
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	6,945,000	6,455,586
PG&E Corp.:
5.00%, 7/1/2028	6,945,000	6,761,444
5.25%, 7/1/2030	5,614,000	5,392,977
5 yr. CMT + 3.88%, 7.38%, 3/15/2055 (c)	13,188,700	13,000,893
Pike Corp. 5.50%, 9/1/2028 (a)	6,098,000	5,902,437
Talen Energy Supply LLC 8.63%, 6/1/2030 (a)	11,028,100	11,706,328
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	8,834,000	8,389,650
6.88%, 4/15/2032 (a)	7,283,000	7,425,383
7.75%, 10/15/2031 (a)	7,830,000	8,203,726
XPLR Infrastructure Operating Partners LP:
3.88%, 10/15/2026 (a)	2,288,000	2,202,314
7.25%, 1/15/2029 (a) (b)	7,299,000	7,194,551
8.38%, 1/15/2031 (a)	6,817,000	6,704,519
8.63%, 3/15/2033 (a) (b)	5,820,000	5,649,649
		204,729,063
ELECTRICAL COMPONENTS & EQUIPMENT — 0.5%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (a)	5,468,000	5,089,942
4.75%, 6/15/2028 (a)	3,400,000	3,250,604
WESCO Distribution, Inc.:
6.38%, 3/15/2029 (a)	10,164,000	10,290,948
6.38%, 3/15/2033 (a)	7,027,900	7,062,337
6.63%, 3/15/2032 (a)	4,576,000	4,644,503

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
7.25%, 6/15/2028 (a)	$4,546,000	$4,604,416
		34,942,750
ELECTRONICS — 0.7%
Coherent Corp. 5.00%, 12/15/2029 (a) (b)	7,868,000	7,517,481
Imola Merger Corp. 4.75%, 5/15/2029 (a)	16,586,000	15,753,217
Sensata Technologies BV:
4.00%, 4/15/2029 (a) (b)	10,110,000	9,289,472
5.88%, 9/1/2030 (a)	4,173,000	4,025,902
Sensata Technologies, Inc.:
3.75%, 2/15/2031 (a)	5,652,500	4,934,519
6.63%, 7/15/2032 (a)	3,976,100	3,947,154
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	5,674,000	5,225,584
		50,693,329
ENGINEERING & CONSTRUCTION — 0.4%
Arcosa, Inc. 6.88%, 8/15/2032 (a)	3,566,000	3,617,457
Artera Services LLC 8.50%, 2/15/2031 (a)	6,051,300	5,654,395
Brand Industrial Services, Inc. 10.38%, 8/1/2030 (a)	12,373,000	11,839,229
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	5,707,000	5,334,504
Signature Aviation U.S. Holdings, Inc. 4.00%, 3/1/2028 (a)	199,000	175,988
TopBuild Corp. 4.13%, 2/15/2032 (a)	4,330,000	3,854,047
		30,475,620
ENTERTAINMENT — 2.3%
Affinity Interactive 6.88%, 12/15/2027 (a)	4,828,000	3,694,820
Allen Media LLC/Allen Media Co-Issuer, Inc. 10.50%, 2/15/2028 (a)	1,471,000	517,027
AMC Entertainment Holdings, Inc. 7.50%, 2/15/2029 (a)	6,822,000	5,180,831
Boyne USA, Inc. 4.75%, 5/15/2029 (a) (b)	6,130,400	5,777,044
Caesars Entertainment, Inc.:
4.63%, 10/15/2029 (a) (b)	8,714,000	8,005,552
6.00%, 10/15/2032 (a) (b)	9,493,000	8,865,513
6.50%, 2/15/2032 (a)	13,719,000	13,683,605
7.00%, 2/15/2030 (a)	15,307,000	15,496,654
8.13%, 7/1/2027 (a)	2,309,000	2,319,529
Churchill Downs, Inc.:
5.75%, 4/1/2030 (a)	6,121,000	5,993,622
6.75%, 5/1/2031 (a)	4,258,000	4,290,318
Cinemark USA, Inc.:
5.25%, 7/15/2028 (a) (b)	4,674,000	4,537,706
7.00%, 8/1/2032 (a)	3,135,000	3,166,256
Security Description	Principal Amount	Value
Great Canadian Gaming Corp. 8.75%, 11/15/2029 (a)	$5,365,000	$5,406,579
International Game Technology PLC 5.25%, 1/15/2029 (a)	5,430,000	5,308,042
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a) (b)	6,145,000	5,899,384
Light & Wonder International, Inc. 7.50%, 9/1/2031 (a)	3,742,000	3,833,941
Live Nation Entertainment, Inc.:
3.75%, 1/15/2028 (a)	4,013,000	3,831,572
6.50%, 5/15/2027 (a)	5,134,000	5,191,552
Merlin Entertainments Group U.S. Holdings, Inc. 7.38%, 2/15/2031 (a)	5,215,000	4,944,498
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	4,003,000	3,760,578
Mohegan Tribal Gaming Authority 13.25%, 12/15/2027 (a)	1,000,000	1,111,610
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC 8.25%, 4/15/2030 (a) (d)	5,445,000	5,339,912
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.:
5.63%, 9/1/2029 (a) (b)	4,271,000	3,147,983
5.88%, 9/1/2031 (a)	5,377,000	3,563,876
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. 6.63%, 2/1/2033 (a)	5,172,000	5,089,610
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/2030 (a)	6,838,000	6,447,345
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a) (b)	5,258,000	4,988,475
Six Flags Entertainment Corp. 7.25%, 5/15/2031 (a) (b)	6,885,000	6,904,966
Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./Canada's Wonderland Co. 6.63%, 5/1/2032 (a)	7,230,000	7,291,600
Vail Resorts, Inc. 6.50%, 5/15/2032 (a) (b)	2,288,000	2,313,946
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
6.25%, 3/15/2033 (a)	5,043,000	4,917,833

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
7.13%, 2/15/2031 (a)	$8,889,000	$9,179,937
		180,001,716
ENVIRONMENTAL CONTROL — 0.7%
Clean Harbors, Inc. 6.38%, 2/1/2031 (a)	4,619,500	4,664,956
GFL Environmental, Inc.:
3.50%, 9/1/2028 (a)	6,146,000	5,819,094
4.00%, 8/1/2028 (a)	5,519,000	5,246,085
4.38%, 8/15/2029 (a) (b)	4,182,500	3,943,386
4.75%, 6/15/2029 (a) (b)	4,101,000	3,947,048
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	6,096,500	5,751,865
5.88%, 6/30/2029 (a) (b)	6,349,000	5,997,583
Reworld Holding Corp. 4.88%, 12/1/2029 (a)	5,990,000	5,565,010
Waste Pro USA, Inc. 7.00%, 2/1/2033 (a)	6,507,000	6,549,491
Wrangler Holdco Corp. 6.63%, 4/1/2032 (a)	5,295,000	5,392,693
		52,877,211
FOOD — 1.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
3.50%, 3/15/2029 (a)	11,604,000	10,692,622
6.25%, 3/15/2033 (a)	2,766,600	2,796,424
6.50%, 2/15/2028 (a) (b)	6,616,000	6,703,199
B&G Foods, Inc. 8.00%, 9/15/2028 (a)	9,193,000	9,238,781
Chobani LLC/Chobani Finance Corp., Inc. 7.63%, 7/1/2029 (a) (b)	2,733,000	2,815,291
Fiesta Purchaser, Inc. 7.88%, 3/1/2031 (a)	4,387,000	4,529,797
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00%, 2/15/2029 (a)	10,418,000	10,722,414
Lamb Weston Holdings, Inc.:
4.13%, 1/31/2030 (a)	3,315,000	3,088,950
4.38%, 1/31/2032 (a)	6,041,000	5,513,983
4.88%, 5/15/2028 (a)	6,685,100	6,531,476
Performance Food Group, Inc.:
4.25%, 8/1/2029 (a)	6,415,000	6,006,044
6.13%, 9/15/2032 (a)	8,678,000	8,642,854
Post Holdings, Inc.:
4.50%, 9/15/2031 (a)	8,065,000	7,305,922
4.63%, 4/15/2030 (a)	1,934,000	1,805,872
6.25%, 2/15/2032 (a)	5,636,000	5,671,789
6.25%, 10/15/2034 (a) (b)	4,172,000	4,107,668
6.38%, 3/1/2033 (a)	7,077,000	6,983,937
Security Description	Principal Amount	Value
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a) (b)	$7,738,000	$7,180,168
TreeHouse Foods, Inc. 4.00%, 9/1/2028	3,030,000	2,733,939
U.S. Foods, Inc.:
4.63%, 6/1/2030 (a) (b)	2,000	1,899
4.75%, 2/15/2029 (a)	7,675,000	7,404,456
5.75%, 4/15/2033 (a)	3,021,000	2,947,469
6.88%, 9/15/2028 (a)	5,063,000	5,202,840
7.25%, 1/15/2032 (a)	4,871,000	5,066,814
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	4,358,000	4,305,573
Viking Baked Goods Acquisition Corp. 8.63%, 11/1/2031 (a)	8,906,000	8,299,234
		146,299,415
FOOD SERVICE — 0.1%
TKC Holdings, Inc. 10.50%, 5/15/2029 (a)	5,734,000	5,718,748
FOREST PRODUCTS & PAPER — 0.3%
Domtar Corp. 6.75%, 10/1/2028 (a)	6,228,000	5,646,554
Magnera Corp.:
4.75%, 11/15/2029 (a)	4,101,000	3,632,830
7.25%, 11/15/2031 (a) (b)	6,404,000	6,226,993
Mercer International, Inc. 5.13%, 2/1/2029	7,653,000	6,571,631
		22,078,008
GAS — 0.1%
AltaGas Ltd. 5 yr. CMT + 3.57%, 7.20%, 10/15/2054 (a) (c)	7,775,800	7,692,132
HEALTH CARE PRODUCTS — 1.5%
Avantor Funding, Inc.:
3.88%, 11/1/2029 (a)	5,545,000	5,118,922
4.63%, 7/15/2028 (a)	12,752,000	12,314,351
Bausch & Lomb Corp. 8.38%, 10/1/2028 (a)	11,111,700	11,510,499
Embecta Corp. 5.00%, 2/15/2030 (a) (b)	4,136,000	3,705,277
Hologic, Inc. 3.25%, 2/15/2029 (a)	4,349,000	4,012,127
Medline Borrower LP:
3.88%, 4/1/2029 (a)	31,409,000	29,350,454
5.25%, 10/1/2029 (a)	21,154,000	20,301,282
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25%, 4/1/2029 (a)	14,614,000	14,808,512
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	6,197,000	6,305,696

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Teleflex, Inc. 4.25%, 6/1/2028 (a)	$5,564,000	$5,304,161
		112,731,281
HEALTH CARE SERVICES — 4.3%
Acadia Healthcare Co., Inc. 7.38%, 3/15/2033 (a)	2,713,000	2,714,058
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (a)	5,058,000	4,656,547
4.00%, 3/15/2031 (a)	4,426,500	3,958,442
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a)	8,447,000	6,672,539
5.25%, 5/15/2030 (a)	10,923,000	9,007,652
5.63%, 3/15/2027 (a)	15,765,000	15,060,935
6.00%, 1/15/2029 (a)	6,727,800	5,979,265
6.13%, 4/1/2030 (a)	8,081,000	4,817,973
6.88%, 4/1/2028 (a)	2,558,000	1,683,778
6.88%, 4/15/2029 (a) (b)	8,434,000	5,458,906
10.88%, 1/15/2032 (a)	17,173,000	16,977,056
Concentra Escrow Issuer Corp. 6.88%, 7/15/2032 (a)	3,385,600	3,444,713
DaVita, Inc.:
3.75%, 2/15/2031 (a)	13,573,500	11,799,172
4.63%, 6/1/2030 (a)	22,543,950	20,777,631
6.88%, 9/1/2032 (a)	8,363,000	8,415,771
Fortrea Holdings, Inc. 7.50%, 7/1/2030 (a) (b)	6,994,000	6,364,260
HAH Group Holding Co. LLC 9.75%, 10/1/2031 (a)	7,527,800	7,232,334
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	5,377,000	5,039,378
Heartland Dental LLC/Heartland Dental Finance Corp. 10.50%, 4/30/2028 (a)	6,392,000	6,716,778
IQVIA, Inc. 6.50%, 5/15/2030 (a)	3,559,000	3,625,055
Kedrion SpA 6.50%, 9/1/2029 (a)	8,275,000	7,868,118
LifePoint Health, Inc.:
5.38%, 1/15/2029 (a) (b)	1,378,000	1,209,595
8.38%, 2/15/2032 (a)	6,735,000	6,783,694
9.88%, 8/15/2030 (a)	7,912,000	8,356,021
10.00%, 6/1/2032 (a) (b)	7,088,000	6,780,381
11.00%, 10/15/2030 (a)	9,508,000	10,352,405
ModivCare, Inc. 5.00%, 10/1/2029 (a) (b)	3,077,000	831,928
Molina Healthcare, Inc.:
3.88%, 11/15/2030 (a)	3,882,000	3,473,419
3.88%, 5/15/2032 (a)	6,177,600	5,415,840
4.38%, 6/15/2028 (a)	6,056,000	5,771,247
6.25%, 1/15/2033 (a)	6,680,000	6,582,205
MPH Acquisition Holdings LLC:
5.75%, 12/31/2030 (a)	4,957,284	3,600,674
11.50%, 12/31/2030 (a)	1,850,382	1,602,227
Security Description	Principal Amount	Value
Prime Healthcare Services, Inc. 9.38%, 9/1/2029 (a) (b)	$12,465,000	$11,802,361
Select Medical Corp. 6.25%, 12/1/2032 (a) (b)	4,355,000	4,246,560
Star Parent, Inc. 9.00%, 10/1/2030 (a)	9,066,000	8,960,834
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a) (b)	6,238,000	6,161,772
Tenet Healthcare Corp.:
4.25%, 6/1/2029	8,367,000	7,897,109
4.38%, 1/15/2030	11,184,300	10,489,867
4.63%, 6/15/2028	12,063,300	11,638,069
6.13%, 10/1/2028 (b)	15,834,000	15,758,788
6.13%, 6/15/2030	14,464,000	14,418,728
6.75%, 5/15/2031	11,377,500	11,545,546
U.S. Acute Care Solutions LLC 9.75%, 5/15/2029 (a) (b)	10,055,800	10,024,225
		331,973,856
HOLDING COMPANIES-DIVERSIFIED — 0.2%
Benteler International AG 10.50%, 5/15/2028 (a)	5,554,000	5,827,590
Stena International SA 7.25%, 1/15/2031 (a)	7,200,000	7,212,744
		13,040,334
HOME BUILDERS — 0.3%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC 4.88%, 2/15/2030 (a)	3,420,000	2,992,671
Century Communities, Inc. 3.88%, 8/15/2029 (a)	6,276,000	5,639,739
Forestar Group, Inc. 6.50%, 3/15/2033 (a)	3,888,000	3,805,846
LGI Homes, Inc. 7.00%, 11/15/2032 (a)	538,000	508,679
Taylor Morrison Communities, Inc. 5.13%, 8/1/2030 (a)	2,653,600	2,549,632
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	4,681,000	4,223,339
		19,719,906
HOME FURNISHINGS — 0.1%
Somnigroup International, Inc.:
3.88%, 10/15/2031 (a)	6,147,000	5,397,373
4.00%, 4/15/2029 (a)	4,909,000	4,560,265
		9,957,638
HOUSEHOLD PRODUCTS — 0.4%
Edgewell Personal Care Co.:
4.13%, 4/1/2029 (a)	4,570,000	4,233,100
5.50%, 6/1/2028 (a)	6,496,000	6,364,586
Opal Bidco SAS 6.50%, 3/31/2032	3,915,000	3,910,419

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Oriflame Investment Holding PLC 5.13%, 5/4/2026 (a)	$922,000	$202,840
Perrigo Finance Unlimited Co.:
4.90%, 6/15/2030	7,722,000	7,381,692
6.13%, 9/30/2032 (b)	4,939,000	4,862,939
Prestige Brands, Inc. 3.75%, 4/1/2031 (a)	2,733,000	2,448,905
		29,404,481
HOUSEHOLD PRODUCTS & WARES — 0.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	5,802,000	5,245,066
Central Garden & Pet Co. 4.13%, 10/15/2030 (b)	3,233,000	2,943,517
Kronos Acquisition Holdings, Inc. 8.25%, 6/30/2031 (a)	4,681,100	4,154,523
		12,343,106
HOUSEWARES — 0.3%
CD&R Smokey Buyer, Inc./Radio Systems Corp. 9.50%, 10/15/2029 (a)	7,265,000	6,632,800
Newell Brands, Inc.:
6.38%, 9/15/2027 (b)	5,097,000	5,128,703
6.38%, 5/15/2030 (b)	5,885,000	5,735,992
6.63%, 9/15/2029	3,856,000	3,863,750
6.63%, 5/15/2032 (b)	4,252,900	4,142,027
SWF Holdings I Corp. 6.50%, 10/1/2029 (a)	199,000	89,202
		25,592,474
INSURANCE — 3.1%
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	2,187,000	2,045,873
6.00%, 8/1/2029 (a)	3,345,500	3,207,264
7.50%, 11/6/2030 (a)	11,142,500	11,340,614
8.25%, 2/1/2029 (a)	7,639,000	7,846,093
8.50%, 6/15/2029 (a)	4,751,000	4,942,085
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	4,621,000	4,460,282
6.50%, 10/1/2031 (a)	8,840,000	8,689,455
6.75%, 4/15/2028 (a)	11,083,000	11,129,105
7.00%, 1/15/2031 (a)	11,766,000	11,813,064
7.38%, 10/1/2032 (a)	4,319,000	4,343,618
AmWINS Group, Inc.:
4.88%, 6/30/2029 (a)	3,953,000	3,722,896
6.38%, 2/15/2029 (a)	7,591,000	7,649,147
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC 7.88%, 11/1/2029 (a)	5,914,000	5,827,301
Security Description	Principal Amount	Value
Ardonagh Finco Ltd. 7.75%, 2/15/2031 (a)	$11,916,000	$12,158,371
Ardonagh Group Finance Ltd. 8.88%, 2/15/2032 (a)	10,322,000	10,530,091
AssuredPartners, Inc. 7.50%, 2/15/2032 (a)	194,000	207,175
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance 7.13%, 5/15/2031 (a)	4,265,000	4,323,047
BroadStreet Partners, Inc. 5.88%, 4/15/2029 (a)	6,022,000	5,773,412
Global Atlantic Fin Co.:
5 yr. CMT + 3.80%, 4.70%, 10/15/2051 (a) (c)	6,049,000	5,839,826
5 yr. CMT + 3.61%, 7.95%, 10/15/2054 (a) (c)	5,996,500	6,226,826
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC:
7.25%, 2/15/2031 (a)	7,530,100	7,603,744
8.13%, 2/15/2032 (a)	3,449,000	3,485,214
HUB International Ltd.:
5.63%, 12/1/2029 (a)	4,727,000	4,568,220
7.25%, 6/15/2030 (a)	25,673,000	26,421,368
7.38%, 1/31/2032 (a)	12,751,000	12,986,638
Jones Deslauriers Insurance Management, Inc.:
8.50%, 3/15/2030 (a)	5,383,000	5,654,680
10.50%, 12/15/2030 (a)	1,967,000	2,105,673
Liberty Mutual Group, Inc. 5 yr. CMT + 3.32%, 4.13%, 12/15/2051 (a) (c)	2,508,200	2,390,039
Panther Escrow Issuer LLC 7.13%, 6/1/2031 (a)	22,670,000	23,084,634
Ryan Specialty LLC 5.88%, 8/1/2032 (a)	8,168,000	8,068,024
Sagicor Financial Co. Ltd. 5.30%, 5/13/2028 (a) (b)	4,676,000	4,617,644
USI, Inc. 7.50%, 1/15/2032 (a)	3,380,000	3,455,374
		236,516,797
INTERNET — 2.0%
Acuris Finance U.S., Inc./Acuris Finance SARL 9.00%, 8/1/2029 (a)	5,700,000	5,612,220
ANGI Group LLC 3.88%, 8/15/2028 (a) (b)	5,734,000	5,207,103
Arches Buyer, Inc.:
4.25%, 6/1/2028 (a)	8,111,500	7,405,475
6.13%, 12/1/2028 (a)	3,599,000	3,162,909
Cogent Communications Group LLC 3.50%, 5/1/2026 (a)	3,519,000	3,433,383

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Gen Digital, Inc.:
6.25%, 4/1/2033 (a)	$9,118,000	$9,089,461
6.75%, 9/30/2027 (a)	8,781,000	8,892,958
7.13%, 9/30/2030 (a)	6,156,000	6,294,141
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 3/1/2029 (a)	4,966,000	4,600,751
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a) (b)	987,000	907,231
ION Trading Technologies SARL 9.50%, 5/30/2029 (a)	7,229,000	7,277,434
Match Group Holdings II LLC:
3.63%, 10/1/2031 (a)	4,308,000	3,711,557
4.13%, 8/1/2030 (a)	2,821,000	2,529,873
4.63%, 6/1/2028 (a)	5,585,000	5,359,757
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	4,810,000	3,428,231
Newfold Digital Holdings Group, Inc. 11.75%, 10/15/2028 (a)	3,366,000	2,373,030
Rakuten Group, Inc.:
5 yr. CMT + 4.58%, 5.13%, 4/22/2026 (a) (b) (c)	5,161,000	4,977,630
5 yr. CMT + 4.96%, 6.25%, 4/22/2031 (a) (b) (c)	8,287,000	7,470,813
5 yr. CMT + 4.25%, 8.13%, 12/15/2029 (a) (c)	6,473,400	6,398,891
9.75%, 4/15/2029 (a)	14,005,600	15,202,518
11.25%, 2/15/2027 (a)	14,857,300	16,096,399
Snap, Inc. 6.88%, 3/1/2033 (a)	9,911,000	9,914,171
Wayfair LLC:
7.25%, 10/31/2029 (a)	7,727,000	7,426,188
7.75%, 9/15/2030 (a) (b)	5,489,000	5,321,091
		152,093,215
INVESTMENT COMPANY SECURITY — 0.6%
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029 (a)	9,216,000	8,703,591
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	5,228,000	4,366,478
5.25%, 5/15/2027	307,000	292,129
9.00%, 6/15/2030	7,335,000	6,954,754
9.75%, 1/15/2029	4,760,000	4,732,344
10.00%, 11/15/2029 (a)	6,311,100	6,268,626
Saks Global Enterprises LLC 11.00%, 12/15/2029 (a)	18,413,000	14,916,371
		46,234,293
IRON/STEEL — 0.9%
Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/2029 (a)	3,786,000	3,794,216
Security Description	Principal Amount	Value
Cleveland-Cliffs, Inc.:
6.75%, 4/15/2030 (a)	$5,702,800	$5,521,565
6.88%, 11/1/2029 (a)	6,947,000	6,803,128
7.00%, 3/15/2032 (a) (b)	9,489,000	9,107,732
7.38%, 5/1/2033 (a)	7,624,000	7,313,551
7.50%, 9/15/2031 (a) (b)	6,938,000	6,775,234
Infrabuild Australia Pty. Ltd. 14.50%, 11/15/2028 (a)	5,428,000	5,534,931
Mineral Resources Ltd.:
8.00%, 11/1/2027 (a)	6,390,500	6,327,937
8.50%, 5/1/2030 (a) (b)	6,605,800	6,445,279
9.25%, 10/1/2028 (a) (b)	7,883,000	7,876,063
		65,499,636
IT SERVICES — 0.6%
Amentum Holdings, Inc. 7.25%, 8/1/2032 (a)	7,551,000	7,457,217
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	5,497,000	5,712,098
Fortress Intermediate 3, Inc. 7.50%, 6/1/2031 (a)	4,708,400	4,761,040
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	3,887,800	3,923,373
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	10,064,000	10,910,684
Seagate HDD Cayman:
8.25%, 12/15/2029	3,282,000	3,492,803
8.50%, 7/15/2031	3,512,000	3,731,324
9.63%, 12/1/2032	7,008,614	7,879,224
		47,867,763
LEISURE TIME — 2.6%
Amer Sports Co. 6.75%, 2/16/2031 (a)	4,578,000	4,691,168
Carnival Corp.:
5.75%, 3/1/2027 (a)	23,015,600	23,027,108
5.75%, 3/15/2030 (a)	8,216,000	8,182,397
6.00%, 5/1/2029 (a)	13,620,000	13,528,882
6.13%, 2/15/2033 (a)	15,462,000	15,233,935
ClubCorp Holdings, Inc. 8.50%, 9/15/2025 (a)	53,000	52,559
Life Time, Inc. 6.00%, 11/15/2031 (a)	3,223,000	3,199,988
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a)	4,940,000	3,789,820
NCL Corp. Ltd.:
5.88%, 2/15/2027 (a)	7,646,000	7,630,249
6.75%, 2/1/2032 (a)	13,850,000	13,692,387
7.75%, 2/15/2029 (a)	4,887,000	5,091,423
8.13%, 1/15/2029 (a)	4,986,000	5,244,026
NCL Finance Ltd. 6.13%, 3/15/2028 (a)	3,351,000	3,341,416
Royal Caribbean Cruises Ltd.:
4.25%, 7/1/2026 (a)	7,365,000	7,252,021
5.38%, 7/15/2027 (a)	12,050,000	12,007,102
5.50%, 8/31/2026 (a)	8,189,000	8,186,543
5.50%, 4/1/2028 (a) (b)	11,093,000	11,045,300

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.63%, 9/30/2031 (a)	$12,294,000	$12,077,380
6.00%, 2/1/2033 (a)	13,459,000	13,467,479
6.25%, 3/15/2032 (a)	5,793,000	5,847,976
Sabre GLBL, Inc.:
8.63%, 6/1/2027 (a) (b)	5,439,000	5,381,183
10.75%, 11/15/2029 (a) (b)	7,945,000	8,011,579
Viking Cruises Ltd.:
7.00%, 2/15/2029 (a)	4,669,000	4,684,594
9.13%, 7/15/2031 (a)	4,129,000	4,410,309
		199,076,824
LODGING — 2.1%
Boyd Gaming Corp.:
4.75%, 12/1/2027	4,753,000	4,653,377
4.75%, 6/15/2031 (a)	5,225,000	4,819,749
Genting New York LLC/GENNY Capital, Inc. 7.25%, 10/1/2029 (a)	5,716,000	5,833,464
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (a)	10,708,000	9,380,422
3.75%, 5/1/2029 (a)	6,472,000	6,033,004
4.00%, 5/1/2031 (a)	9,609,000	8,707,772
5.75%, 5/1/2028 (a)	1,017,000	1,014,864
5.88%, 4/1/2029 (a)	4,872,000	4,886,860
5.88%, 3/15/2033 (a)	7,375,000	7,302,209
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.:
4.88%, 7/1/2031 (a)	4,117,000	3,617,814
5.00%, 6/1/2029 (a) (b)	5,645,000	5,277,398
6.63%, 1/15/2032 (a)	8,413,000	8,345,780
Marriott Ownership Resorts, Inc. 4.50%, 6/15/2029 (a) (b)	3,114,000	2,854,510
Melco Resorts Finance Ltd.:
5.38%, 12/4/2029 (a)	2,832,000	2,601,475
5.75%, 7/21/2028 (a) (b)	6,927,000	6,660,380
7.63%, 4/17/2032 (a)	6,339,000	6,327,717
MGM China Holdings Ltd.:
4.75%, 2/1/2027 (a)	5,180,000	5,075,209
7.13%, 6/26/2031 (a) (b)	4,409,000	4,518,034
MGM Resorts International:
4.75%, 10/15/2028	6,640,300	6,395,472
6.13%, 9/15/2029	7,295,000	7,222,998
6.50%, 4/15/2032 (b)	4,846,000	4,753,926
Station Casinos LLC:
4.63%, 12/1/2031 (a)	3,355,800	3,016,294
6.63%, 3/15/2032 (a)	3,911,000	3,877,756
Studio City Finance Ltd.:
5.00%, 1/15/2029 (a)	8,998,000	8,117,636
6.50%, 1/15/2028 (a)	4,452,000	4,328,279
Travel & Leisure Co.:
4.50%, 12/1/2029 (a)	4,313,000	4,031,404
6.63%, 7/31/2026 (a)	5,461,000	5,504,360
Security Description	Principal Amount	Value
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	$3,780,000	$3,610,845
Wynn Macau Ltd. 5.63%, 8/26/2028 (a)	9,482,000	9,121,874
		157,890,882
MACHINERY, CONSTRUCTION & MINING — 0.2%
Terex Corp.:
5.00%, 5/15/2029 (a)	6,338,000	6,047,023
6.25%, 10/15/2032 (a)	7,719,000	7,497,156
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	5,089,000	4,844,575
		18,388,754
MACHINERY-DIVERSIFIED — 0.7%
Chart Industries, Inc.:
7.50%, 1/1/2030 (a)	8,532,000	8,858,008
9.50%, 1/1/2031 (a)	3,855,000	4,116,407
Esab Corp. 6.25%, 4/15/2029 (a)	8,260,100	8,384,167
GrafTech Finance, Inc. 4.63%, 12/23/2029 (a) (b)	1,685,000	1,161,521
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC 9.00%, 2/15/2029 (a)	8,897,000	8,915,150
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/2028 (a)	5,912,000	5,942,092
SPX FLOW, Inc. 8.75%, 4/1/2030 (a) (b)	2,965,000	3,049,384
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (a)	12,584,000	12,364,409
		52,791,138
MEDIA — 7.3%
AMC Networks, Inc.:
4.25%, 2/15/2029 (b)	7,779,400	5,833,850
10.25%, 1/15/2029 (a)	9,742,800	10,098,023
Cable One, Inc. 4.00%, 11/15/2030 (a) (b)	7,639,000	6,058,185
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/2031 (a)	22,170,000	19,642,177
4.25%, 1/15/2034 (a) (b)	17,349,000	14,270,594
4.50%, 8/15/2030 (a)	4,089,000	3,723,198
4.50%, 5/1/2032	20,096,500	17,472,299
4.50%, 6/1/2033 (a)	13,154,000	11,206,156
4.75%, 2/1/2032 (a) (b)	9,706,000	8,617,957
6.38%, 9/1/2029 (a) (b)	12,304,000	12,271,394
7.38%, 3/1/2031 (a)	7,753,000	7,879,296
Cequel Communications Holdings I LLC/Cequel Capital Corp. 7.50%, 4/1/2028 (a)	100,000	70,500
CSC Holdings LLC:
3.38%, 2/15/2031 (a)	8,704,000	6,215,439

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 12/1/2030 (a)	$9,615,000	$6,970,490
4.50%, 11/15/2031 (a)	11,742,000	8,465,865
4.63%, 12/1/2030 (a)	15,456,500	7,625,773
5.00%, 11/15/2031 (a)	3,496,000	1,702,377
5.75%, 1/15/2030 (a)	4,842,000	2,567,083
11.25%, 5/15/2028 (a)	6,430,000	6,249,060
11.75%, 1/31/2029 (a)	18,267,000	17,707,482
Directv Financing LLC 8.88%, 2/1/2030 (a) (b)	8,699,000	8,300,151
Directv Financing LLC/Directv Financing Co-Obligor, Inc.:
5.88%, 8/15/2027 (a)	27,032,600	26,205,403
10.00%, 2/15/2031 (a)	16,350,800	15,688,756
DISH DBS Corp.:
5.13%, 6/1/2029	13,991,000	9,096,948
5.25%, 12/1/2026 (a)	23,345,500	21,447,511
5.75%, 12/1/2028 (a)	19,621,000	16,567,384
7.38%, 7/1/2028	9,823,000	6,986,019
DISH Network Corp. 11.75%, 11/15/2027 (a)	28,807,333	30,352,270
GCI LLC 4.75%, 10/15/2028 (a)	5,061,000	4,672,670
Gray Media, Inc.:
4.75%, 10/15/2030 (a)	5,964,000	3,786,007
5.38%, 11/15/2031 (a)	8,304,000	5,220,310
10.50%, 7/15/2029 (a) (b)	11,754,800	12,279,299
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a)	750	570
7.00%, 1/15/2031 (a)	400	281
7.75%, 8/15/2030 (a)	4,291,000	3,176,670
9.13%, 5/1/2029 (a)	5,737,000	4,599,009
10.88%, 5/1/2030 (a)	5,980,800	2,974,132
LCPR Senior Secured Financing DAC:
5.13%, 7/15/2029 (a) (b)	6,505,000	4,773,304
6.75%, 10/15/2027 (a)	2,074,000	1,751,472
McGraw-Hill Education, Inc.:
5.75%, 8/1/2028 (a)	7,889,000	7,701,084
7.38%, 9/1/2031 (a)	4,421,000	4,466,315
8.00%, 8/1/2029 (a)	4,743,000	4,687,412
Midcontinent Communications 8.00%, 8/15/2032 (a) (b)	5,407,000	5,474,696
Nexstar Media, Inc. 4.75%, 11/1/2028 (a) (b)	7,244,500	6,780,635
Paramount Global 5 yr. CMT + 4.00%, 6.38%, 3/30/2062 (c)	8,948,000	8,730,116
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a) (b)	11,628,000	9,956,475
6.50%, 9/15/2028 (a)	6,931,000	4,627,136
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a) (b)	4,300,000	3,382,294
Sinclair Television Group, Inc.:
4.38%, 12/31/2032 (a)	2,606,000	1,615,433
8.13%, 2/15/2033 (a)	8,068,600	7,960,723
Security Description	Principal Amount	Value
Sirius XM Radio LLC:
3.13%, 9/1/2026 (a)	$7,928,000	$7,682,232
3.88%, 9/1/2031 (a) (b)	9,106,000	7,808,668
4.00%, 7/15/2028 (a)	17,838,300	16,626,544
4.13%, 7/1/2030 (a)	14,283,000	12,700,872
Sunrise FinCo I BV 4.88%, 7/15/2031 (a)	11,042,018	10,037,415
TEGNA, Inc. 4.63%, 3/15/2028	3,156,000	2,996,117
Univision Communications, Inc.:
4.50%, 5/1/2029 (a)	10,801,000	9,544,844
6.63%, 6/1/2027 (a)	11,128,000	11,025,956
7.38%, 6/30/2030 (a) (b)	7,746,000	7,434,533
8.00%, 8/15/2028 (a)	11,301,500	11,349,757
8.50%, 7/31/2031 (a)	10,307,000	10,077,566
Urban One, Inc. 7.38%, 2/1/2028 (a)	5,061,000	2,605,656
Virgin Media Finance PLC 5.00%, 7/15/2030 (a) (b)	7,703,000	6,566,037
Virgin Media Secured Finance PLC 4.50%, 8/15/2030 (a)	7,677,100	6,750,474
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028 (a)	5,083,000	4,804,096
VZ Secured Financing BV 5.00%, 1/15/2032 (a)	11,139,600	9,673,629
Ziggo Bond Co. BV 5.13%, 2/28/2030 (a)	1,737,000	1,513,361
		557,105,440
METAL FABRICATE & HARDWARE — 0.1%
Advanced Drainage Systems, Inc. 6.38%, 6/15/2030 (a)	2,867,000	2,879,959
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	544,000	510,729
Vallourec SACA 7.50%, 4/15/2032 (a)	5,564,000	5,813,044
		9,203,732
MINING — 1.1%
Alcoa Nederland Holding BV:
4.13%, 3/31/2029 (a) (b)	2,861,000	2,661,588
7.13%, 3/15/2031 (a)	6,244,000	6,426,075
Alumina Pty. Ltd.:
6.13%, 3/15/2030 (a) (b)	2,118,000	2,114,061
6.38%, 9/15/2032 (a)	3,212,000	3,170,694
Arsenal AIC Parent LLC:
8.00%, 10/1/2030 (a)	7,747,000	7,925,723
11.50%, 10/1/2031 (a)	4,299,000	4,669,015
Capstone Copper Corp. 6.75%, 3/31/2033 (a)	1,096,000	1,091,769
Constellium SE 3.75%, 4/15/2029 (a)	4,614,000	4,188,220

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
FMG Resources August 2006 Pty. Ltd.:
4.38%, 4/1/2031 (a)	$9,958,000	$9,011,691
4.50%, 9/15/2027 (a)	997,000	966,801
5.88%, 4/15/2030 (a)	5,727,000	5,656,157
6.13%, 4/15/2032 (a)	5,876,000	5,801,081
Hudbay Minerals, Inc.:
4.50%, 4/1/2026 (b)	1,698,000	1,672,004
6.13%, 4/1/2029	3,271,000	3,260,402
Ivanhoe Mines Ltd. 7.88%, 1/23/2030 (a) (b)	1,231,000	1,239,457
Kaiser Aluminum Corp. 4.50%, 6/1/2031 (a) (b)	3,919,000	3,468,080
Novelis Corp.:
3.25%, 11/15/2026 (a)	3,889,000	3,764,396
3.88%, 8/15/2031 (a) (b)	3,197,000	2,777,522
Novelis, Inc. 6.88%, 1/30/2030 (a)	7,975,000	8,068,467
Taseko Mines Ltd. 8.25%, 5/1/2030 (a)	5,863,000	5,995,328
		83,928,531
MISCELLANEOUS MANUFACTURER — 0.4%
Amsted Industries, Inc. 6.38%, 3/15/2033 (a)	3,779,000	3,755,948
Axon Enterprise, Inc.:
6.13%, 3/15/2030 (a)	3,306,000	3,339,820
6.25%, 3/15/2033 (a)	2,564,000	2,595,794
Calderys Financing LLC 11.25%, 6/1/2028 (a)	4,926,600	5,206,086
FXI Holdings, Inc. 12.25%, 11/15/2026 (a) (b)	3,254,000	3,019,126
Hillenbrand, Inc. 6.25%, 2/15/2029	5,743,000	5,762,756
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	974,000	940,173
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	6,460,000	6,693,852
		31,313,555
OFFICE & BUSINESS EQUIPMENT — 0.1%
Xerox Holdings Corp.:
5.50%, 8/15/2028 (a)	8,258,000	5,803,309
8.88%, 11/30/2029 (a) (b)	2,345,000	1,572,956
Zebra Technologies Corp. 6.50%, 6/1/2032 (a)	3,824,000	3,871,800
		11,248,065
OIL & GAS — 6.3%
Aethon United BR LP/Aethon United Finance Corp. 7.50%, 10/1/2029 (a)	6,440,000	6,552,893
Ascent Resources Utica Holdings LLC/ARU Finance Corp.:
6.63%, 10/15/2032 (a)	3,688,000	3,673,949
8.25%, 12/31/2028 (a)	4,608,900	4,696,469
Security Description	Principal Amount	Value
Azule Energy Finance PLC 8.13%, 1/23/2030 (a)	$1,662,000	$1,661,801
Baytex Energy Corp.:
7.38%, 3/15/2032 (a) (b)	6,111,100	5,885,967
8.50%, 4/30/2030 (a)	9,252,800	9,411,393
California Resources Corp. 8.25%, 6/15/2029 (a)	10,789,800	10,962,113
Chord Energy Corp. 6.75%, 3/15/2033 (a)	2,277,000	2,267,004
Civitas Resources, Inc.:
8.38%, 7/1/2028 (a)	9,351,000	9,660,051
8.63%, 11/1/2030 (a)	10,231,100	10,555,630
8.75%, 7/1/2031 (a)	11,818,800	12,158,000
CNX Resources Corp.:
6.00%, 1/15/2029 (a)	7,285,000	7,183,520
7.25%, 3/1/2032 (a)	4,353,000	4,428,089
7.38%, 1/15/2031 (a) (b)	3,501,000	3,560,902
Comstock Resources, Inc.:
5.88%, 1/15/2030 (a)	7,275,000	6,867,382
6.75%, 3/1/2029 (a)	9,166,000	8,961,232
Crescent Energy Finance LLC:
7.38%, 1/15/2033 (a)	6,204,000	5,986,860
7.63%, 4/1/2032 (a)	12,057,000	11,932,451
9.25%, 2/15/2028 (a)	7,809,000	8,123,390
CVR Energy, Inc. 8.50%, 1/15/2029 (a)	6,953,000	6,675,784
Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/1/2030 (a)	6,639,200	6,824,832
Encino Acquisition Partners Holdings LLC:
8.50%, 5/1/2028 (a)	5,122,000	5,199,189
8.75%, 5/1/2031 (a)	2,219,000	2,359,441
EQT Corp. 3.90%, 10/1/2027	50,300	49,372
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	6,178,000	6,268,940
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	4,557,000	4,407,758
6.00%, 4/15/2030 (a)	6,296,000	5,982,963
6.00%, 2/1/2031 (a)	5,005,000	4,676,822
6.25%, 4/15/2032 (a)	3,824,800	3,578,636
6.88%, 5/15/2034 (a)	3,885,000	3,658,893
7.25%, 2/15/2035 (a)	6,990,000	6,682,370
8.38%, 11/1/2033 (a)	4,285,500	4,391,309
Indigo Natural Resources LLC 5.38%, 2/1/2029 (a)	360,000	366,073
Ithaca Energy North Sea PLC 8.13%, 10/15/2029 (a) (b)	7,517,000	7,676,661
Kimmeridge Texas Gas LLC 8.50%, 2/15/2030 (a)	5,412,000	5,415,788
Kraken Oil & Gas Partners LLC 7.63%, 8/15/2029 (a)	4,278,000	4,164,719

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Long Ridge Energy LLC 8.75%, 2/15/2032 (a) (b)	$4,707,000	$4,551,763
Matador Resources Co.:
6.25%, 4/15/2033 (a)	5,579,000	5,451,408
6.50%, 4/15/2032 (a)	5,636,400	5,591,929
6.88%, 4/15/2028 (a)	5,433,000	5,492,274
MEG Energy Corp. 5.88%, 2/1/2029 (a)	6,218,300	6,113,584
Moss Creek Resources Holdings, Inc. 8.25%, 9/1/2031 (a)	6,574,000	6,408,401
Murphy Oil Corp. 6.00%, 10/1/2032	5,543,000	5,326,989
Nabors Industries, Inc.:
7.38%, 5/15/2027 (a)	5,429,100	5,356,459
8.88%, 8/15/2031 (a) (b)	4,528,000	3,936,734
9.13%, 1/31/2030 (a)	4,851,333	4,853,807
Noble Finance II LLC 8.00%, 4/15/2030 (a)	12,036,100	12,026,712
Northern Oil & Gas, Inc.:
8.13%, 3/1/2028 (a)	5,684,000	5,700,029
8.75%, 6/15/2031 (a)	4,435,000	4,535,985
Parkland Corp.:
4.50%, 10/1/2029 (a)	6,162,000	5,809,041
4.63%, 5/1/2030 (a)	5,185,500	4,859,176
6.63%, 8/15/2032 (a)	5,137,500	5,120,084
PBF Holding Co. LLC/PBF Finance Corp.:
6.00%, 2/15/2028 (b)	8,747,200	8,136,820
7.88%, 9/15/2030 (a)	5,379,900	4,707,843
9.88%, 3/15/2030 (a)	4,297,000	4,060,407
Permian Resources Operating LLC:
5.88%, 7/1/2029 (a)	6,617,000	6,535,809
6.25%, 2/1/2033 (a)	5,298,000	5,280,993
7.00%, 1/15/2032 (a)	7,305,000	7,480,612
8.00%, 4/15/2027 (a)	4,173,000	4,250,284
9.88%, 7/15/2031 (a)	1,352,000	1,481,427
Petrofac Ltd. 9.75%, 11/15/2026 (a)	714,000	126,321
Puma International Financing SA 7.75%, 4/25/2029 (a)	4,931,000	4,973,308
Range Resources Corp.:
4.75%, 2/15/2030 (a)	3,270,000	3,114,675
8.25%, 1/15/2029	3,610,000	3,717,217
Saturn Oil & Gas, Inc. 9.63%, 6/15/2029 (a)	3,652,000	3,532,287
Seadrill Finance Ltd. 8.38%, 8/1/2030 (a) (b)	6,282,000	6,276,974
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 7.88%, 11/1/2028 (a)	4,741,000	4,881,618
SM Energy Co.:
6.75%, 8/1/2029 (a)	7,103,000	7,004,339
Security Description	Principal Amount	Value
7.00%, 8/1/2032 (a)	$5,674,000	$5,584,408
Strathcona Resources Ltd. 6.88%, 8/1/2026 (a)	4,035,000	4,025,881
Sunoco LP:
6.25%, 7/1/2033 (a) (b)	1,844,000	1,843,963
7.00%, 5/1/2029 (a)	6,577,000	6,733,072
7.25%, 5/1/2032 (a)	5,139,000	5,308,638
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/2029	4,972,000	4,708,733
4.50%, 4/30/2030	6,804,000	6,364,326
7.00%, 9/15/2028 (a)	5,094,000	5,211,009
Talos Production, Inc.:
9.00%, 2/1/2029 (a)	6,345,000	6,525,008
9.38%, 2/1/2031 (a)	4,981,000	5,074,194
TGNR Intermediate Holdings LLC 5.50%, 10/15/2029 (a)	5,959,000	5,605,453
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	3,786,429	3,869,541
Transocean, Inc.:
8.00%, 2/1/2027 (a) (b)	2,458,000	2,448,168
8.25%, 5/15/2029 (a)	7,411,800	7,237,771
8.50%, 5/15/2031 (a) (b)	4,744,000	4,613,350
8.75%, 2/15/2030 (a)	5,187,100	5,385,922
Valaris Ltd. 8.38%, 4/30/2030 (a)	9,196,000	9,204,092
Vital Energy, Inc. 7.88%, 4/15/2032 (a) (b)	8,947,000	8,324,826
Wildfire Intermediate Holdings LLC 7.50%, 10/15/2029 (a)	5,512,600	5,375,116
		483,047,426
OIL & GAS SERVICES — 0.7%
Archrock Partners LP/Archrock Partners Finance Corp. 6.63%, 9/1/2032 (a)	4,208,000	4,225,127
Aris Water Holdings LLC 7.25%, 4/1/2030 (a)	4,226,000	4,273,331
Enerflex Ltd. 9.00%, 10/15/2027 (a)	5,259,000	5,399,363
Kodiak Gas Services LLC 7.25%, 2/15/2029 (a)	7,842,000	8,002,055
Oceaneering International, Inc. 6.00%, 2/1/2028	167,000	164,827
TGS ASA 8.50%, 1/15/2030 (a)	5,602,000	5,793,252
USA Compression Partners LP/USA Compression Finance Corp. 7.13%, 3/15/2029 (a)	8,754,000	8,904,481
Viridien 8.75%, 4/1/2027 (a) (b)	3,398,000	3,472,348

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Weatherford International Ltd. 8.63%, 4/30/2030 (a)	$13,135,000	$13,335,572
		53,570,356
PACKAGING & CONTAINERS — 2.2%
ARD Finance SA 6.50%, 6/30/2027 (a)	4,145	261
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/2028 (a) (b)	3,923,000	3,515,989
4.00%, 9/1/2029 (a) (b)	8,490,000	7,234,584
6.00%, 6/15/2027 (a)	4,985,000	4,917,802
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	4,656,000	4,284,125
5.25%, 8/15/2027 (a)	7,521,000	3,444,693
Ball Corp.:
2.88%, 8/15/2030	10,428,000	9,090,505
3.13%, 9/15/2031	6,967,000	6,034,676
6.00%, 6/15/2029	7,379,000	7,477,510
6.88%, 3/15/2028	3,147,000	3,214,000
Clydesdale Acquisition Holdings, Inc.:
6.63%, 4/15/2029 (a)	3,815,000	3,836,211
6.75%, 4/15/2032 (a) (d)	10,155,000	10,221,515
6.88%, 1/15/2030 (a)	4,716,000	4,779,477
8.75%, 4/15/2030 (a)	9,213,000	9,347,326
Crown Americas LLC 5.25%, 4/1/2030	4,802,000	4,678,541
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	3,060,000	2,989,253
Graphic Packaging International LLC 6.38%, 7/15/2032 (a)	3,201,000	3,205,609
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 9/15/2028 (a)	7,621,000	7,424,835
LABL, Inc.:
5.88%, 11/1/2028 (a)	3,397,000	2,673,643
8.63%, 10/1/2031 (a)	7,449,000	5,540,119
10.50%, 7/15/2027 (a) (b)	2,025,000	1,805,611
Mauser Packaging Solutions Holding Co.:
7.25%, 4/15/2025 (a)	50	50
7.88%, 4/15/2027 (a)	23,072,900	22,619,518
9.25%, 4/15/2027 (a)	10,873,000	10,248,455
Owens-Brockway Glass Container, Inc.:
6.63%, 5/13/2027 (a)	4,697,000	4,678,212
7.25%, 5/15/2031 (a) (b)	6,316,000	6,166,248
Security Description	Principal Amount	Value
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.38%, 10/15/2028 (a)	$2,297,000	$2,347,258
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027 (a) (b)	4,858,000	4,906,580
Sealed Air Corp./Sealed Air Corp. U.S. 6.13%, 2/1/2028 (a)	7,395,000	7,397,071
Silgan Holdings, Inc. 4.13%, 2/1/2028	828,000	793,232
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	4,555,000	4,894,029
		169,766,938
PHARMACEUTICALS — 2.6%
1261229 BC Ltd. 10.00%, 4/15/2032 (a) (d)	24,549,000	24,422,573
180 Medical, Inc. 3.88%, 10/15/2029 (a)	3,347,000	3,124,826
AdaptHealth LLC:
4.63%, 8/1/2029 (a) (b)	4,414,000	4,017,226
5.13%, 3/1/2030 (a) (b)	4,679,000	4,271,740
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	13,537,000	10,878,469
6.13%, 2/1/2027 (a)	8,656,000	8,775,193
6.25%, 2/15/2029 (a) (b)	7,475,000	5,000,027
11.00%, 9/30/2028 (a)	13,722,000	13,113,978
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	4,807,000	4,964,718
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (a) (b)	7,126,000	6,381,761
CVS Health Corp.:
5 yr. CMT + 2.52%, 6.75%, 12/10/2054 (b) (c)	8,903,000	8,900,774
5 yr. CMT + 2.89%, 7.00%, 3/10/2055 (c)	16,917,000	17,042,693
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (a) (b)	7,255,000	7,560,363
Grifols SA 4.75%, 10/15/2028 (a)	6,684,000	6,176,350
Herbalife Nutrition Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (a)	145,000	145,033
HLF Financing SARL LLC/Herbalife International, Inc.:
4.88%, 6/1/2029 (a)	5,469,800	4,218,583
12.25%, 4/15/2029 (a)	8,459,000	9,136,650
Jazz Securities DAC 4.38%, 1/15/2029 (a)	13,007,000	12,362,113
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 14.75%, 11/14/2028 (a)	1,793,169	1,879,134

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	$3,869,600	$3,613,007
Organon & Co./Organon Foreign Debt Co-Issuer BV:
4.13%, 4/30/2028 (a)	16,207,400	15,147,922
5.13%, 4/30/2031 (a) (b)	14,743,000	12,866,511
6.75%, 5/15/2034 (a) (b)	4,660,000	4,571,553
7.88%, 5/15/2034 (a) (b)	6,160,800	5,991,255
Owens & Minor, Inc. 6.63%, 4/1/2030 (a) (b)	5,895,000	5,160,483
		199,722,935
PIPELINES — 5.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (a)	4,744,000	4,641,150
6.63%, 2/1/2032 (a)	3,961,000	4,028,535
Blue Racer Midstream LLC/Blue Racer Finance Corp.:
7.00%, 7/15/2029 (a)	3,625,000	3,702,684
7.25%, 7/15/2032 (a)	2,810,000	2,910,654
Buckeye Partners LP:
6.75%, 2/1/2030 (a)	2,626,000	2,661,451
6.88%, 7/1/2029 (a)	6,204,000	6,305,373
CQP Holdco LP/BIP-V Chinook Holdco LLC:
5.50%, 6/15/2031 (a)	10,850,000	10,403,414
7.50%, 12/15/2033 (a)	2,949,000	3,105,887
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.63%, 3/15/2029 (a)	10,590,800	10,967,409
DT Midstream, Inc.:
4.13%, 6/15/2029 (a)	7,982,000	7,516,011
4.38%, 6/15/2031 (a)	7,835,000	7,217,837
Energy Transfer LP 5 yr. CMT + 4.02%, 8.00%, 5/15/2054 (c)	8,332,000	8,783,928
EQM Midstream Partners LP:
4.50%, 1/15/2029 (a)	5,735,000	5,560,771
4.75%, 1/15/2031 (a)	7,667,000	7,363,157
6.38%, 4/1/2029 (a)	7,608,000	7,763,051
7.50%, 6/1/2027 (a)	6,509,000	6,655,127
7.50%, 6/1/2030 (a)	4,387,000	4,727,036
FTAI Infra Escrow Holdings LLC 10.50%, 6/1/2027 (a)	3,980,000	4,160,055
Genesis Energy LP/Genesis Energy Finance Corp.:
7.88%, 5/15/2032	5,386,000	5,424,187
8.00%, 5/15/2033	3,944,000	3,981,074
8.25%, 1/15/2029	5,789,000	5,972,974
8.88%, 4/15/2030	3,318,000	3,446,042
Harvest Midstream I LP:
7.50%, 9/1/2028 (a)	5,461,000	5,520,033
Security Description	Principal Amount	Value
7.50%, 5/15/2032 (a)	$2,611,000	$2,679,617
Hess Midstream Operations LP:
4.25%, 2/15/2030 (a)	3,023,000	2,847,485
5.88%, 3/1/2028 (a)	5,305,000	5,334,178
6.50%, 6/1/2029 (a)	6,102,000	6,220,928
Holly Energy Partners LP/Holly Energy Finance Corp. 5.00%, 2/1/2028 (a)	500	495
Howard Midstream Energy Partners LLC:
7.38%, 7/15/2032 (a)	1,941,000	1,988,283
8.88%, 7/15/2028 (a)	3,890,000	4,056,064
ITT Holdings LLC 6.50%, 8/1/2029 (a)	10,876,100	10,032,441
Kinetik Holdings LP:
5.88%, 6/15/2030 (a)	6,237,000	6,174,817
6.63%, 12/15/2028 (a)	9,440,666	9,587,185
New Fortress Energy, Inc. 6.50%, 9/30/2026 (a) (b)	9,128,000	7,714,712
NFE Financing LLC 12.00%, 11/15/2029 (a)	17,341,863	14,610,693
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.13%, 2/15/2029 (a)	7,809,000	7,865,537
8.38%, 2/15/2032 (a)	10,409,000	10,441,060
Northriver Midstream Finance LP:
5.63%, 2/15/2026 (a)	2,695,000	2,682,522
6.75%, 7/15/2032 (a)	4,532,000	4,571,882
NuStar Logistics LP 6.38%, 10/1/2030	4,449,000	4,491,310
South Bow Canadian Infrastructure Holdings Ltd. 5 yr. CMT + 3.67%, 7.50%, 3/1/2055 (a) (c)	6,845,800	6,937,602
Summit Midstream Holdings LLC 8.63%, 10/31/2029 (a)	6,691,000	6,837,399
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
6.00%, 12/31/2030 (a)	4,141,000	3,939,416
7.38%, 2/15/2029 (a)	8,159,000	8,191,799
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.50%, 7/15/2027	500	502
TransMontaigne Partners LLC 8.50%, 6/15/2030 (a)	4,556,000	4,592,812
Venture Global Calcasieu Pass LLC:
3.88%, 8/15/2029 (a)	9,681,000	8,969,059
3.88%, 11/1/2033 (a)	7,955,000	6,846,471
4.13%, 8/15/2031 (a)	8,859,000	8,048,667

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
6.25%, 1/15/2030 (a)	$8,786,000	$8,901,800
Venture Global LNG, Inc.:
7.00%, 1/15/2030 (a) (b)	14,262,000	14,053,775
8.13%, 6/1/2028 (a)	18,651,000	19,049,945
8.38%, 6/1/2031 (a)	18,622,100	18,873,498
9.50%, 2/1/2029 (a)	21,959,100	23,545,425
9.88%, 2/1/2032 (a)	14,883,000	15,811,997
		388,717,216
REAL ESTATE — 0.7%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00%, 4/15/2030 (a) (b)	5,884,795	5,230,877
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. 5.75%, 1/15/2029 (a) (b)	4,936,000	4,030,738
Cushman & Wakefield U.S. Borrower LLC 6.75%, 5/15/2028 (a)	7,344,500	7,364,183
Five Point Operating Co. LP/Five Point Capital Corp. 10.50%, 1/15/2028 (a) (e)	4,082,400	4,159,394
Howard Hughes Corp.:
4.13%, 2/1/2029 (a)	5,368,000	4,908,231
4.38%, 2/1/2031 (a)	4,032,000	3,593,238
5.38%, 8/1/2028 (a)	6,384,000	6,177,924
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	5,274,000	5,044,739
Kennedy-Wilson, Inc.:
4.75%, 3/1/2029	5,382,600	4,924,487
4.75%, 2/1/2030 (b)	3,343,000	2,993,723
5.00%, 3/1/2031 (b)	5,664,000	5,001,369
		53,428,903
REAL ESTATE INVESTMENT TRUSTS — 3.4%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a) (b)	4,059,000	3,690,443
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC 4.50%, 4/1/2027 (a)	8,946,400	8,573,872
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	5,831,300	5,430,748
Diversified Healthcare Trust:
4.38%, 3/1/2031	3,796,300	2,911,306
9.75%, 6/15/2025	1,002,000	999,826
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.75%, 12/15/2027 (a)	3,783,000	3,553,410
Hudson Pacific Properties LP 4.65%, 4/1/2029 (b)	1,049,000	794,701
Security Description	Principal Amount	Value
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	$7,457,000	$6,881,618
Iron Mountain, Inc.:
REIT, 4.50%, 2/15/2031 (a)	11,353,600	10,408,526
4.88%, 9/15/2027 (a)	1,098,000	1,075,963
5.00%, 7/15/2028 (a)	6,725,000	6,523,048
5.25%, 7/15/2030 (a)	11,302,000	10,836,584
5.63%, 7/15/2032 (a)	4,988,000	4,777,407
6.25%, 1/15/2033 (a)	7,443,000	7,379,958
7.00%, 2/15/2029 (a)	6,733,000	6,887,522
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25%, 2/1/2027 (a)	3,721,000	3,622,542
4.75%, 6/15/2029 (a)	3,256,000	3,102,968
7.00%, 7/15/2031 (a)	1,761,000	1,808,864
MPT Operating Partnership LP/MPT Finance Corp.:
3.50%, 3/15/2031	11,162,000	7,444,496
5.00%, 10/15/2027 (b)	3,197,000	2,884,749
8.50%, 2/15/2032 (a)	11,382,000	11,598,941
Necessity Retail REIT, Inc./American Finance Operating Partner LP 4.50%, 9/30/2028 (a)	3,672,000	3,458,951
Office Properties Income Trust 9.00%, 9/30/2029 (a)	5,197,000	4,258,630
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer:
4.88%, 5/15/2029 (a)	3,784,000	3,541,219
5.88%, 10/1/2028 (a)	7,353,000	7,180,131
7.00%, 2/1/2030 (a)	5,111,000	5,150,661
RHP Hotel Properties LP/RHP Finance Corp.:
4.50%, 2/15/2029 (a)	3,796,000	3,590,598
4.75%, 10/15/2027	6,333,000	6,183,794
6.50%, 4/1/2032 (a) (b)	7,203,000	7,192,484
Rithm Capital Corp. 8.00%, 4/1/2029 (a)	6,280,000	6,251,112
RLJ Lodging Trust LP:
3.75%, 7/1/2026 (a)	2,973,000	2,909,467
4.00%, 9/15/2029 (a)	3,813,000	3,425,828
SBA Communications Corp.:
3.13%, 2/1/2029	8,304,500	7,574,368
3.88%, 2/15/2027	12,674,500	12,330,641
Service Properties Trust:
8.38%, 6/15/2029	5,222,000	5,217,091
8.63%, 11/15/2031 (a)	5,363,000	5,657,000
8.88%, 6/15/2032 (b)	5,207,300	5,157,622
Starwood Property Trust, Inc.:
4.38%, 1/15/2027 (a)	4,395,100	4,271,686
6.50%, 7/1/2030 (a)	3,304,000	3,306,214

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
7.25%, 4/1/2029 (a)	$4,340,000	$4,457,267
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00%, 1/15/2030 (a)	5,909,000	5,114,121
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC:
4.75%, 4/15/2028 (a)	8,322,000	7,955,249
6.50%, 2/15/2029 (a) (b)	7,909,000	7,115,490
10.50%, 2/15/2028 (a)	20,447,000	21,732,912
XHR LP 4.88%, 6/1/2029 (a)	4,000,000	3,745,920
		257,965,948
RETAIL — 4.2%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (a)	4,880,000	4,510,828
4.00%, 10/15/2030 (a)	20,541,000	18,595,356
4.38%, 1/15/2028 (a)	2,846,000	2,729,712
5.63%, 9/15/2029 (a)	4,002,000	3,967,663
6.13%, 6/15/2029 (a)	8,085,500	8,150,912
Asbury Automotive Group, Inc.:
4.63%, 11/15/2029 (a) (b)	6,717,000	6,292,217
5.00%, 2/15/2032 (a) (b)	4,754,000	4,306,031
Bath & Body Works, Inc. 6.63%, 10/1/2030 (a) (b)	4,019,000	4,078,763
Beacon Roofing Supply, Inc. 6.50%, 8/1/2030 (a)	3,711,000	3,905,902
Carvana Co.:
9.00%, 12/1/2028 (a)	373,148	384,816
9.00%, 6/1/2030 (a)	36	38
9.00%, 6/1/2031 (a)	841	933
CEC Entertainment LLC 6.75%, 5/1/2026 (a)	6,638,000	6,536,439
Cougar JV Subsidiary LLC 8.00%, 5/15/2032 (a) (b)	3,622,000	3,740,041
eG Global Finance PLC 12.00%, 11/30/2028 (a)	9,972,000	11,047,181
Ferrellgas LP/Ferrellgas Finance Corp.:
5.38%, 4/1/2026 (a)	5,250,000	5,200,335
5.88%, 4/1/2029 (a)	7,462,000	6,756,095
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
4.63%, 1/15/2029 (a)	7,394,800	6,815,565
6.75%, 1/15/2030 (a)	10,502,000	9,093,157
FirstCash, Inc.:
4.63%, 9/1/2028 (a)	5,748,500	5,484,586
5.63%, 1/1/2030 (a)	4,041,000	3,919,689
6.88%, 3/1/2032 (a)	3,644,000	3,687,145
Gap, Inc.:
3.63%, 10/1/2029 (a)	4,602,000	4,155,146
3.88%, 10/1/2031 (a) (b)	5,320,000	4,594,086
Security Description	Principal Amount	Value
Global Auto Holdings Ltd./AAG FH U.K. Ltd.:
8.38%, 1/15/2029 (a)	$5,913,000	$5,339,085
8.75%, 1/15/2032 (a)	5,675,800	4,791,737
11.50%, 8/15/2029 (a)	2,587,800	2,540,495
Group 1 Automotive, Inc.:
4.00%, 8/15/2028 (a)	5,965,500	5,611,806
6.38%, 1/15/2030 (a)	4,146,800	4,160,526
Guitar Center, Inc. 8.50%, 1/15/2026 (a)	447,000	363,277
Kohl's Corp. 4.63%, 5/1/2031 (b) (e)	5,692,800	3,973,290
LBM Acquisition LLC 6.25%, 1/15/2029 (a) (b)	8,135,000	6,928,417
LCM Investments Holdings II LLC:
4.88%, 5/1/2029 (a)	7,292,000	6,838,875
8.25%, 8/1/2031 (a)	5,111,000	5,307,620
Lithia Motors, Inc.:
3.88%, 6/1/2029 (a)	5,243,000	4,810,348
4.38%, 1/15/2031 (a)	6,928,000	6,277,807
Michaels Cos., Inc.:
5.25%, 5/1/2028 (a)	8,461,000	5,825,906
7.88%, 5/1/2029 (a) (b)	8,376,000	4,539,541
Murphy Oil USA, Inc. 3.75%, 2/15/2031 (a)	4,090,000	3,636,214
Patrick Industries, Inc. 6.38%, 11/1/2032 (a)	5,276,500	5,118,680
Penske Automotive Group, Inc. 3.75%, 6/15/2029 (b)	3,364,000	3,080,617
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/2028 (a)	9,354,000	8,751,322
7.75%, 2/15/2029 (a)	9,698,000	8,911,977
QVC, Inc. 6.88%, 4/15/2029 (a) (b)	5,367,000	3,671,350
Raising Cane's Restaurants LLC 9.38%, 5/1/2029 (a)	4,942,000	5,255,273
Sally Holdings LLC/Sally Capital, Inc. 6.75%, 3/1/2032 (b)	5,330,000	5,335,330
Sonic Automotive, Inc.:
4.63%, 11/15/2029 (a) (b)	5,731,000	5,270,514
4.88%, 11/15/2031 (a) (b)	3,299,000	2,952,539
Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029 (a)	4,952,800	4,578,418
Staples, Inc.:
10.75%, 9/1/2029 (a)	19,545,000	17,684,121
12.75%, 1/15/2030 (a)	6,302,636	4,243,754
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/2031 (a)	3,634,000	3,280,521

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	$4,910,000	$4,528,149
Victoria's Secret & Co. 4.63%, 7/15/2029 (a) (b)	5,828,000	5,111,972
Victra Holdings LLC/Victra Finance Corp. 8.75%, 9/15/2029 (a) (b)	262,000	269,925
Walgreens Boots Alliance, Inc.:
3.20%, 4/15/2030	4,662,000	4,301,441
4.80%, 11/18/2044	516,000	467,124
8.13%, 8/15/2029 (b)	6,604,000	6,738,325
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	2,704,000	2,597,625
Yum! Brands, Inc.:
3.63%, 3/15/2031	3,824,000	3,428,063
4.63%, 1/31/2032	8,433,000	7,867,736
5.38%, 4/1/2032 (b)	6,272,000	6,114,573
		318,456,929
SEMICONDUCTORS — 0.2%
Entegris, Inc. 5.95%, 6/15/2030 (a)	7,492,100	7,455,389
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	6,886,800	6,441,362
		13,896,751
SOFTWARE — 2.8%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a) (b)	19,175,000	18,017,597
Capstone Borrower, Inc. 8.00%, 6/15/2030 (a)	4,139,000	4,257,375
CDK Global II LLC 5.25%, 5/15/2029 (a)	21,000	20,472
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00%, 6/15/2029 (a)	6,285,000	5,515,402
Central Parent, Inc./CDK Global, Inc. 7.25%, 6/15/2029 (a)	7,128,000	6,181,544
Clarivate Science Holdings Corp.:
3.88%, 7/1/2028 (a)	9,621,000	8,923,093
4.88%, 7/1/2029 (a)	6,918,000	6,173,001
Cloud Software Group, Inc.:
6.50%, 3/31/2029 (a)	33,611,000	32,676,950
8.25%, 6/30/2032 (a)	14,715,000	14,953,677
9.00%, 9/30/2029 (a)	27,888,000	27,808,240
Dye & Durham Ltd. 8.63%, 4/15/2029 (a)	5,455,000	5,623,614
Elastic NV 4.13%, 7/15/2029 (a)	4,012,000	3,745,483
Ellucian Holdings, Inc. 6.50%, 12/1/2029 (a)	5,712,000	5,633,517
Security Description	Principal Amount	Value
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 8.75%, 5/1/2029 (a)	$7,843,000	$7,804,569
Open Text Corp. 3.88%, 12/1/2029 (a)	7,986,000	7,274,767
Open Text Holdings, Inc. 4.13%, 12/1/2031 (a)	5,680,000	5,027,368
Playtika Holding Corp. 4.25%, 3/15/2029 (a)	5,225,000	4,610,958
ROBLOX Corp. 3.88%, 5/1/2030 (a)	5,161,000	4,699,503
Rocket Software, Inc.:
6.50%, 2/15/2029 (a)	3,601,000	3,393,474
9.00%, 11/28/2028 (a)	7,158,000	7,381,544
SS&C Technologies, Inc. 6.50%, 6/1/2032 (a)	4,984,000	5,041,117
Twilio, Inc.:
3.63%, 3/15/2029	3,801,000	3,527,708
3.88%, 3/15/2031	3,206,000	2,887,292
UKG, Inc. 6.88%, 2/1/2031 (a)	19,567,600	19,856,809
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/2029 (a)	4,918,000	4,513,200
		215,548,274
TELECOMMUNICATIONS — 5.3%
Altice Financing SA 5.75%, 8/15/2029 (a)	18,614,000	13,627,868
Altice France Holding SA 6.00%, 2/15/2028 (a)	10,405,500	3,043,088
Altice France SA:
5.13%, 7/15/2029 (a)	18,485,000	14,526,622
5.50%, 10/15/2029 (a)	16,889,500	13,334,598
Bell Telephone Co. of Canada or Bell Canada:
5 yr. CMT + 2.39%, 6.88%, 9/15/2055 (c)	8,687,000	8,720,097
5 yr. CMT + 2.36%, 7.00%, 9/15/2055 (c)	9,619,000	9,640,258
British Telecommunications PLC:
5 yr. CMT + 2.99%, 4.25%, 11/23/2081 (a) (c)	3,952,000	3,842,490
5 yr. CMT + 3.49%, 4.88%, 11/23/2081 (a) (c)	4,389,000	4,009,571
CommScope LLC:
4.75%, 9/1/2029 (a) (b)	7,842,750	6,971,734
7.13%, 7/1/2028 (a)	4,686,000	4,145,610
9.50%, 12/15/2031 (a) (b)	8,003,000	8,232,846
Connect Finco SARL/Connect U.S. Finco LLC 9.00%, 9/15/2029 (a)	16,278,000	14,865,721

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Consolidated Communications, Inc. 6.50%, 10/1/2028 (a)	$8,878,000	$8,589,731
EchoStar Corp. 10.75%, 11/30/2029	44,394,000	46,664,753
Fibercop SpA:
Series 2034, 6.00%, 9/30/2034 (a)	4,026,000	3,707,423
Series 2033, 6.38%, 11/15/2033 (a)	3,773,000	3,601,140
Series 2036, 7.20%, 7/18/2036 (a)	4,385,000	4,247,969
Series 2038, 7.72%, 6/4/2038 (a)	5,589,000	5,619,013
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	6,902,000	6,818,210
5.88%, 10/15/2027 (a)	6,646,000	6,646,864
5.88%, 11/1/2029	4,354,765	4,355,244
6.00%, 1/15/2030 (a)	6,621,000	6,634,904
6.75%, 5/1/2029 (a)	8,109,000	8,145,896
8.63%, 3/15/2031 (a)	4,724,000	5,034,367
8.75%, 5/15/2030 (a)	3,306,000	3,482,078
Iliad Holding SASU:
7.00%, 10/15/2028 (a)	7,218,000	7,307,070
7.00%, 4/15/2032 (a)	6,263,000	6,285,171
8.50%, 4/15/2031 (a)	8,209,900	8,599,870
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	24,540,000	23,357,908
Level 3 Financing, Inc.:
4.50%, 4/1/2030 (a)	3,787,997	3,042,443
4.88%, 6/15/2029 (a)	3,007,000	2,548,072
10.00%, 10/15/2032 (a)	1,474,460	1,472,057
10.50%, 4/15/2029 (a)	7,547,000	8,350,529
10.50%, 5/15/2030 (a)	7,422,000	8,003,736
10.75%, 12/15/2030 (a)	6,455,000	7,134,905
11.00%, 11/15/2029 (a)	12,996,000	14,500,417
Plantronics, Inc. 4.75%, 3/1/2029 (a)	6,000	5,247
Rogers Communications, Inc.:
5 yr. CMT + 3.59%, 5.25%, 3/15/2082 (a) (c)	6,973,000	6,827,683
5 yr. CMT + 2.65%, 7.00%, 4/15/2055 (c)	7,571,000	7,582,962
5 yr. CMT + 2.62%, 7.13%, 4/15/2055 (c)	9,403,000	9,360,781
Telesat Canada/Telesat LLC 5.63%, 12/6/2026 (a)	602,000	359,833
T-Mobile USA, Inc.:
2.63%, 2/15/2029	500	464
3.38%, 4/15/2029	700	665
VEON Holdings BV 3.38%, 11/25/2027 (a)	1,000,000	913,642
Viasat, Inc.:
5.63%, 4/15/2027 (a)	1,344,000	1,289,460
7.50%, 5/30/2031 (a) (b)	5,792,000	4,400,125
Security Description	Principal Amount	Value
Vmed O2 U.K. Financing I PLC:
4.25%, 1/31/2031 (a)	$11,658,000	$10,037,188
4.75%, 7/15/2031 (a)	10,384,000	9,052,771
7.75%, 4/15/2032 (a)	7,033,000	7,069,079
Vodafone Group PLC:
5 yr. CMT + 2.45%, 3.25%, 6/4/2081 (c)	5,156,000	4,974,612
5 yr. CMT + 2.77%, 4.13%, 6/4/2081 (c)	6,254,300	5,575,146
5 yr. USD Swap + 4.87%, 7.00%, 4/4/2079 (c)	11,000	11,346
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%, 10/1/2031 (a)	18,373,000	18,720,066
Zegona Finance PLC 8.63%, 7/15/2029 (a)	8,367,000	8,871,865
		404,163,208
TRANSPORTATION — 0.7%
Brightline East LLC 11.00%, 1/31/2030 (a) (b)	9,911,100	8,728,012
Clue Opco LLC 9.50%, 10/15/2031 (a) (b)	6,450,000	6,454,193
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/2029 (a) (b)	4,066,000	3,729,376
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (a)	5,488,000	5,481,579
Rand Parent LLC 8.50%, 2/15/2030 (a) (b)	7,262,000	7,181,682
Seaspan Corp. 5.50%, 8/1/2029 (a)	6,711,000	6,081,575
Star Leasing Co. LLC 7.63%, 2/15/2030 (a)	6,236,000	5,997,660
Stonepeak Nile Parent LLC 7.25%, 3/15/2032 (a)	4,976,000	5,073,231
Watco Cos. LLC/Watco Finance Corp. 7.13%, 8/1/2032 (a)	5,078,000	5,102,730
XPO, Inc. 7.13%, 2/1/2032 (a)	3,053,000	3,131,645
		56,961,683
TRUCKING & LEASING — 0.4%
Fortress Transportation & Infrastructure Investors LLC:
5.50%, 5/1/2028 (a)	8,461,000	8,294,149
5.88%, 4/15/2033 (a) (b)	3,451,000	3,308,301
7.00%, 5/1/2031 (a)	5,421,600	5,513,604
7.00%, 6/15/2032 (a)	6,214,000	6,302,674
7.88%, 12/1/2030 (a)	3,936,501	4,104,157

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
NAC Aviation 29 DAC 4.75%, 6/30/2026	$1,293,568	$1,288,200
		28,811,085
TOTAL CORPORATE BONDS & NOTES (Cost $7,778,737,172)		7,501,235,816
	Shares
COMMON STOCKS — 0.0% (f)
HOUSEHOLD PRODUCTS — 0.0% (f)
Cenveo Enterprises, Inc. (g) (h)	20,138	120,829
OIL, GAS & CONSUMABLE FUELS — 0.0% (f)
Gulfport Energy Corp. (h)	37	6,814
PHARMACEUTICALS — 0.0% (f)
Mallinckrodt PLC (g) (h)	12,924	508,693
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.0% (f)
Diebold Nixdorf, Inc. (b) (h)	2,034	88,926
TRADING COMPANIES & DISTRIBUTORS — 0.0% (f)
ATD New Holdings, Inc. (h)	35,050	17
TOTAL COMMON STOCKS (Cost $1,773,229)		725,279
	Principal Amount
SENIOR FLOATING RATE LOANS — 0.0% (f)
HEALTH CARE PROVIDERS & SERVICES — 0.0% (f)
MPH Acquisition Holdings LLC 2025 Exchange 1st Out Term Loan, 3 mo. USD Term SOFR + 3.75%, 8.04%, 12/31/2030 (c)	$1,585,333	1,573,728
PHARMACEUTICALS — 0.0% (f)
Mallinckrodt International Finance SA 2023 Second Out Term Loan, 1 mo. USD Term SOFR + 9.50%, 14.00%, 11/14/2028 (c)	608,045	631,607
TOTAL SENIOR FLOATING RATE LOANS (Cost $2,228,368)		2,205,335
Shares
SHORT-TERM INVESTMENTS — 7.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (i) (j)	15,076,626	15,076,626
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (k) (l)	579,656,545	$579,656,545
TOTAL SHORT-TERM INVESTMENTS (Cost $594,733,171)		594,733,171
TOTAL INVESTMENTS — 106.0% (Cost $8,377,471,940)		8,098,899,601
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.0)%		(461,022,119)
NET ASSETS — 100.0%		$7,637,877,482
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 86.5% of net assets as of March 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	When-issued security.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2025. Maturity date shown is the final maturity.
(f)	Amount is less than 0.05% of net assets.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2025, total aggregate fair value of the securities is $629,522, representing less than 0.05% of the Fund's net assets.
(h)	Non-income producing security.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at March 31, 2025.
(k)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(l)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$7,501,235,816	$—	$7,501,235,816
Common Stocks	95,740	17	629,522	725,279
Senior Floating Rate Loans	—	2,205,335	—	2,205,335
Short-Term Investments	594,733,171	—	—	594,733,171
TOTAL INVESTMENTS	$594,828,911	$7,503,441,168	$629,522	$8,098,899,601

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	12,585,967	$12,589,742	$442,005,010	$454,594,752	$(1,557,216)	$1,557,216	—	$—	$406,169
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	1,319,985,041	1,304,908,415	—	—	15,076,626	15,076,626	932,420
State Street Navigator Securities Lending Portfolio II	657,455,382	657,455,382	1,069,511,332	1,147,310,169	—	—	579,656,545	579,656,545	4,814,838
Total		$670,045,124	$2,831,501,383	$2,906,813,336	$(1,557,216)	$1,557,216		$594,733,171	$6,153,427
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description		Principal Amount	Value
CORPORATE BONDS & NOTES — 98.0%
AUSTRALIA — 1.3%
Australia & New Zealand Banking Group Ltd.:
0.75%, 9/29/2026	EUR	300,000	$315,431
Series MTN, 4.95%, 2/5/2029	AUD	200,000	126,578
BHP Billiton Finance Ltd. Series 12, 4.30%, 9/25/2042 (a)	GBP	200,000	210,591
Commonwealth Bank of Australia Series MTN, 4.90%, 8/17/2028	AUD	200,000	126,395
National Australia Bank Ltd.:
Series GMTN, 1.25%, 5/18/2026	EUR	200,000	213,108
Series GMTN, 1.38%, 8/30/2028	EUR	296,000	304,803
Series GMTN, 2.13%, 5/24/2028 (a)	EUR	200,000	212,097
Series MTN, 2.90%, 2/25/2027	AUD	250,000	151,880
Series EMTN, 3.13%, 2/28/2030	EUR	100,000	108,528
Sydney Airport Finance Co. Pty. Ltd. Series EMTN, 4.38%, 5/3/2033	EUR	250,000	280,106
Westpac Banking Corp.:
Series MTN, 5.00%, 1/15/2029	AUD	100,000	63,371
Series MTN, 5.10%, 5/14/2029	AUD	300,000	190,935
			2,303,823
AUSTRIA — 0.1%
OMV AG Series EMTN, 1.00%, 12/14/2026	EUR	174,000	183,544
BELGIUM — 2.0%
Anheuser-Busch InBev SA:
Series EMTN, 1.13%, 7/1/2027	EUR	200,000	209,054
Series EMTN, 1.15%, 1/22/2027	EUR	600,000	632,410
Series EMTN, 1.65%, 3/28/2031	EUR	600,000	595,361
Series EMTN, 2.00%, 3/17/2028	EUR	170,000	180,235
Series EMTN, 2.75%, 3/17/2036	EUR	350,000	349,322
Series EMTN, 2.88%, 4/2/2032	EUR	250,000	263,245
Series EMTN, 3.45%, 9/22/2031	EUR	100,000	109,567
Series EMTN, 3.70%, 4/2/2040	EUR	350,000	362,261
Series EMTN, 3.75%, 3/22/2037 (a)	EUR	200,000	214,441
Security Description		Principal Amount	Value
Series EMTN, 3.95%, 3/22/2044	EUR	250,000	$259,366
KBC Group NV:
Series EMTN, 3 mo. EUR EURIBOR + 1.38%, 4.38%, 4/19/2030 (a) (b)	EUR	300,000	337,820
Series EMTN, 3 mo. EUR EURIBOR + 1.70%, 4.38%, 11/23/2027 (b)	EUR	200,000	221,481
			3,734,563
CANADA — 1.2%
Bank of Montreal Series EMTN, 3 mo. EUR EURIBOR + 1.00%, 3.75%, 7/10/2030 (b)	EUR	200,000	219,672
Bank of Nova Scotia Series EMTN, 3.50%, 4/17/2029	EUR	200,000	218,762
Royal Bank of Canada Series EMTN, 2.13%, 4/26/2029	EUR	200,000	208,737
Toronto-Dominion Bank:
Series EMTN, 1.95%, 4/8/2030	EUR	500,000	504,362
Series EMTN, 2.55%, 8/3/2027	EUR	350,000	376,205
Series EMTN, 2.88%, 4/5/2027	GBP	300,000	371,579
Series EMTN, 3.13%, 8/3/2032	EUR	100,000	104,116
Series GMTN, 3.56%, 4/16/2031	EUR	100,000	108,250
Series EMTN, 3.63%, 12/13/2029	EUR	100,000	109,643
			2,221,326
CHINA — 0.2%
Prosus NV 1.29%, 7/13/2029	EUR	300,000	292,980
DENMARK — 1.2%
Carlsberg Breweries AS:
Series EMTN, 3.00%, 8/28/2029	EUR	100,000	107,777
Series EMTN, 3.25%, 2/28/2032	EUR	150,000	159,437
Series EMTN, 3.50%, 2/28/2035	EUR	150,000	158,418
Danske Bank AS:
1 yr. EUR Swap + 1.25%, 4.13%, 1/10/2031 (a) (b)	EUR	200,000	225,945
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.70%, 4.75%, 6/21/2030 (b)	EUR	100,000	114,522

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1 yr. U.K. Government Bond + 1.65%, 2.25%, 1/14/2028 (b)	GBP	200,000	$246,027
DSV Finance BV:
Series EMTN, 3.13%, 11/6/2028 (a)	EUR	200,000	217,828
Series EMTN, 3.25%, 11/6/2030	EUR	200,000	215,643
Novo Nordisk Finance Netherlands BV:
Series EMTN, 3.13%, 1/21/2029	EUR	150,000	164,314
Series EMTN, 3.25%, 1/21/2031	EUR	300,000	327,615
Series EMTN, 3.38%, 5/21/2026	EUR	183,000	199,519
Series EMTN, 3.38%, 5/21/2034	EUR	150,000	161,438
			2,298,483
FINLAND — 0.9%
Nordea Bank Abp:
Series EMTN, 0.50%, 5/14/2027	EUR	200,000	206,784
Series EMTN, 0.50%, 11/2/2028	EUR	100,000	99,058
Series EMTN, 1.13%, 2/16/2027	EUR	100,000	105,047
Series EMTN, 1.13%, 9/27/2027	EUR	200,000	207,987
3.38%, 6/11/2029	EUR	100,000	110,115
Series EMTN, 3.63%, 3/15/2034	EUR	250,000	268,973
Series EMTN, 4.13%, 5/5/2028	EUR	350,000	391,212
OP Corporate Bank PLC Series EMTN, 0.10%, 11/16/2027	EUR	200,000	202,007
			1,591,183
FRANCE — 20.5%
Air Liquide Finance SA Series EMTN, 1.25%, 6/13/2028	EUR	200,000	206,891
Airbus SE:
Series EMTN, 1.63%, 6/9/2030	EUR	100,000	101,350
Series EMTN, 2.38%, 4/7/2032	EUR	200,000	207,007
Series EMTN, 2.38%, 6/9/2040	EUR	200,000	178,161
Autoroutes du Sud de la France SA:
Series EMTN, 1.25%, 1/18/2027	EUR	200,000	211,311
Series EMTN, 1.38%, 1/22/2030	EUR	200,000	201,657
Security Description		Principal Amount	Value
Series EMTN, 1.38%, 2/21/2031	EUR	100,000	$97,278
Ayvens SA Series EMTN, 4.88%, 10/6/2028	EUR	400,000	456,859
Banque Federative du Credit Mutuel SA:
Series EMTN, 0.01%, 5/11/2026 (a)	EUR	300,000	314,792
0.25%, 7/19/2028 (a)	EUR	400,000	394,028
Series EMTN, 0.63%, 2/21/2031	EUR	200,000	182,204
Series EMTN, 0.75%, 6/8/2026	EUR	200,000	211,294
Series EMTN, 0.75%, 1/17/2030	EUR	300,000	286,304
Series EMTN, 1.13%, 1/19/2032 (a)	EUR	300,000	274,020
Series EMTN, 1.25%, 5/26/2027	EUR	300,000	314,400
1.25%, 6/3/2030	EUR	100,000	96,369
Series EMTN, 1.38%, 7/16/2028	EUR	200,000	205,911
Series EMTN, 1.75%, 3/15/2029 (a)	EUR	200,000	203,932
Series EMTN, 2.63%, 11/6/2029	EUR	300,000	314,400
Series EMTN, 3.13%, 9/14/2027	EUR	300,000	327,012
Series EMTN, 3.63%, 3/7/2035	EUR	200,000	208,444
Series EMTN, 3.75%, 2/1/2033 (a)	EUR	200,000	218,498
Series EMTN, 3.75%, 2/3/2034 (a)	EUR	200,000	216,960
Series EMTN, 4.13%, 3/13/2029 (a)	EUR	300,000	336,512
Series EMTN, 4.13%, 6/14/2033	EUR	100,000	111,959
Series EMTN, 4.38%, 5/2/2030	EUR	300,000	336,642
Series EMTN, 4.75%, 11/10/2031	EUR	100,000	114,295
BNP Paribas SA:
Series EMTN, 0.13%, 9/4/2026	EUR	100,000	104,341
Series EMTN, 0.63%, 12/3/2032 (a)	EUR	300,000	257,722
Series EMTN, 1.25%, 7/13/2031	GBP	300,000	301,304
Series EMTN, 1.38%, 5/28/2029 (a)	EUR	200,000	200,273
Series EMTN, 2.10%, 4/7/2032	EUR	300,000	291,579
Series EMTN, 4.10%, 2/13/2034 (a)	EUR	300,000	328,373
Series EMTN, 4.13%, 5/24/2033	EUR	200,000	225,537

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 5.75%, 6/13/2032	GBP	200,000	$259,416
Series EMTN, 3 mo. EUR EURIBOR - 0.70%, 0.25%, 4/13/2027 (b)	EUR	400,000	420,723
Series EMTN, 3 mo. EUR EURIBOR - 0.73%, 0.50%, 2/19/2028 (b)	EUR	200,000	206,444
Series EMTN, 3 mo. EUR EURIBOR - 0.83%, 0.50%, 1/19/2030 (a) (b)	EUR	400,000	388,885
Series EMTN, 3 mo. EUR EURIBOR - 0.95%, 0.50%, 9/1/2028 (b)	EUR	300,000	305,297
Series EMTN, 3 mo. EUR EURIBOR - 1.35%, 1.13%, 4/17/2029 (b)	EUR	300,000	305,206
Series EMTN, 3 mo. EUR EURIBOR + 0.78%, 3.88%, 2/23/2029 (a) (b)	EUR	300,000	332,972
Series EMTN, 3 mo. EUR EURIBOR + 0.83%, 0.88%, 7/11/2030 (b)	EUR	300,000	291,658
Series EMTN, 3 mo. EUR EURIBOR + 0.92%, 3.88%, 1/10/2031 (a) (b)	EUR	200,000	222,901
Series EMTN, 3 mo. EUR EURIBOR + 1.20%, 3.58%, 1/15/2031 (b)	EUR	100,000	108,165
Series EMTN, 3 mo. EUR EURIBOR + 1.37%, 2.75%, 7/25/2028 (b)	EUR	500,000	538,158
Series EMTN, 3 mo. EUR EURIBOR + 1.37%, 4.25%, 4/13/2031 (a) (b)	EUR	400,000	448,320
Series EMTN, 3 mo. EUR EURIBOR + 1.45%, 4.38%, 1/13/2029 (b)	EUR	100,000	111,787
Series EMTN, 3 mo. EUR EURIBOR + 1.60%, 4.75%, 11/13/2032 (b)	EUR	300,000	341,870
Series EMTN, 5 yr. U.K. Government Bond + 1.55%, 6.00%, 8/18/2029 (b)	GBP	200,000	265,189
Bouygues SA:
1.38%, 6/7/2027	EUR	100,000	105,370
2.25%, 6/29/2029	EUR	200,000	210,300
3.88%, 7/17/2031	EUR	200,000	221,720
4.63%, 6/7/2032 (a)	EUR	500,000	577,286
5.38%, 6/30/2042 (a)	EUR	200,000	241,845
BPCE SA:
0.25%, 1/14/2031	EUR	300,000	271,561
Security Description		Principal Amount	Value
Series EMTN, 0.50%, 2/24/2027	EUR	100,000	$103,565
Series EMTN, 0.75%, 3/3/2031	EUR	200,000	183,466
Series EMTN, 1.00%, 1/14/2032	EUR	400,000	362,105
Series EMTN, 1.75%, 4/26/2027	EUR	100,000	106,076
Series EMTN, 3.50%, 1/25/2028 (a)	EUR	400,000	440,917
Series EMTN, 3.88%, 1/25/2036	EUR	100,000	108,665
Series EMTN, 4.00%, 11/29/2032	EUR	300,000	334,484
Series EMTN, 4.38%, 7/13/2028	EUR	100,000	112,139
Series EMTN, 4.50%, 1/13/2033	EUR	300,000	336,763
Series DMTN, 3 mo. EUR EURIBOR - 1.00%, 0.50%, 9/15/2027 (b)	EUR	500,000	522,822
Series EMTN, 3 mo. EUR EURIBOR + 1.45%, 3.88%, 2/26/2036 (b)	EUR	200,000	210,793
Series EMTN, 3 mo. EUR EURIBOR + 1.45%, 4.13%, 3/8/2033 (b)	EUR	100,000	109,546
Series EMTN, 3 mo. EUR EURIBOR + 1.47%, 4.00%, 1/20/2034 (b)	EUR	200,000	215,841
Series EMTN, 3 mo. EUR EURIBOR + 1.85%, 4.25%, 1/11/2035 (a) (b)	EUR	200,000	219,435
Capgemini SE:
2.00%, 4/15/2029 (a)	EUR	200,000	208,885
2.38%, 4/15/2032	EUR	200,000	203,263
Carrefour SA Series EMTN, 2.63%, 12/15/2027 (a)	EUR	200,000	214,950
Cie de Saint-Gobain SA:
Series EMTN, 1.88%, 3/15/2031	EUR	300,000	300,204
Series EMTN, 3.38%, 4/8/2030	EUR	200,000	217,778
Series EMTN, 3.75%, 11/29/2026	EUR	200,000	219,831
Series EMTN, 3.88%, 11/29/2030	EUR	200,000	223,030
Cie Generale des Etablissements Michelin SCA 1.75%, 9/3/2030	EUR	200,000	201,950
Credit Agricole SA:
Series EMTN, 0.38%, 4/20/2028	EUR	200,000	200,202
Series EMTN, 0.88%, 1/14/2032	EUR	200,000	180,627
Series EMTN, 1.00%, 7/3/2029	EUR	300,000	297,752

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1.13%, 2/24/2029	EUR	200,000	$201,972
Series EMTN, 1.13%, 7/12/2032	EUR	300,000	270,816
Series EMTN, 1.25%, 4/14/2026 (a)	EUR	200,000	213,469
Series EMTN, 1.38%, 5/3/2027	EUR	200,000	210,391
Series EMTN, 1.75%, 3/5/2029	EUR	200,000	204,442
Series EMTN, 1.88%, 12/20/2026	EUR	200,000	213,008
Series EMTN, 2.50%, 8/29/2029 (a)	EUR	200,000	211,737
Series EMTN, 3.38%, 7/28/2027	EUR	300,000	329,317
3.50%, 9/26/2034	EUR	200,000	208,721
Series EMTN, 3.75%, 1/22/2034	EUR	200,000	218,029
Series EMTN, 3.88%, 4/20/2031	EUR	300,000	333,906
Series EMTN, 3.88%, 11/28/2034	EUR	500,000	549,228
Series EMTN, 4.00%, 1/18/2033	EUR	100,000	111,786
Series EMTN, 4.13%, 2/26/2036	EUR	100,000	108,947
Series EMTN, 4.38%, 11/27/2033	EUR	200,000	224,095
4.88%, 10/23/2029	GBP	100,000	127,790
1 yr. U.K. Government Bond + 2.60%, 5.75%, 11/29/2027 (b)	GBP	200,000	260,556
Series EMTN, 3 mo. EUR EURIBOR - 0.68%, 0.50%, 9/21/2029 (b)	EUR	200,000	197,540
3 mo. EUR EURIBOR + 1.45%, 4.25%, 7/11/2029 (b)	EUR	300,000	335,130
Credit Mutuel Arkea SA Series EMTN, 3.38%, 9/19/2027	EUR	200,000	219,283
Danone SA Series EMTN, 1.21%, 11/3/2028	EUR	100,000	102,550
Dassault Systemes SE 0.38%, 9/16/2029 (a)	EUR	300,000	289,564
Engie SA:
Series EMTN, 2.38%, 5/19/2026	EUR	100,000	107,857
Series EMTN, 3.63%, 1/11/2030 (a)	EUR	200,000	220,354
Series EMTN, 4.00%, 1/11/2035	EUR	200,000	219,147
Series EMTN, 5.00%, 10/1/2060	GBP	150,000	154,999
Security Description		Principal Amount	Value
EssilorLuxottica SA:
Series EMTN, 0.38%, 11/27/2027	EUR	300,000	$305,620
Series EMTN, 0.50%, 6/5/2028	EUR	100,000	101,147
0.75%, 11/27/2031	EUR	200,000	186,730
Series EMTN, 2.88%, 3/5/2029	EUR	200,000	216,448
Holding d'Infrastructures de Transport SASU Series EMTN, 1.48%, 1/18/2031	EUR	200,000	193,010
HSBC Continental Europe SA Series EMTN, 0.10%, 9/3/2027	EUR	300,000	304,701
Kering SA:
Series EMTN, 3.38%, 3/11/2032	EUR	200,000	211,235
Series EMTN, 3.88%, 9/5/2035	EUR	300,000	318,917
L'Oreal SA:
0.88%, 6/29/2026	EUR	200,000	211,895
Series EMTN, 2.88%, 5/19/2028	EUR	200,000	217,738
LVMH Moet Hennessy Louis Vuitton SE:
0.13%, 2/11/2028 (a)	EUR	400,000	403,312
0.38%, 2/11/2031	EUR	400,000	374,815
Series EMTN, 3.50%, 9/7/2033	EUR	300,000	328,863
Orange SA:
Series EMTN, 0.50%, 9/4/2032	EUR	100,000	88,462
Series EMTN, 0.63%, 12/16/2033	EUR	200,000	170,027
Series EMTN, 1.38%, 1/16/2030	EUR	100,000	101,601
Series EMTN, 1.88%, 9/12/2030	EUR	100,000	101,823
Series EMTN, 2.00%, 1/15/2029	EUR	300,000	314,550
Series EMTN, 3.25%, 1/15/2032	GBP	100,000	114,628
Series EMTN, 8.13%, 1/28/2033	EUR	336,000	481,527
Pernod Ricard SA 1.75%, 4/8/2030	EUR	100,000	101,116
Societe Generale SA:
Series EMTN, 0.13%, 2/18/2028	EUR	200,000	200,547
Series EMTN, 0.25%, 7/8/2027	EUR	400,000	409,405
Series EMTN, 0.75%, 1/25/2027	EUR	500,000	521,126
1.25%, 6/12/2030	EUR	100,000	96,802
Series EMTN, 1.75%, 3/22/2029	EUR	400,000	406,913

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 2.63%, 5/30/2029 (a)	EUR	300,000	$319,966
Series EMTN, 4.00%, 11/16/2027	EUR	300,000	334,650
4.13%, 6/2/2027	EUR	100,000	111,313
Series EMTN, 4.25%, 11/16/2032	EUR	300,000	341,120
3 mo. EUR EURIBOR - 0.80%, 0.63%, 12/2/2027 (b)	EUR	300,000	312,205
3 mo. EUR EURIBOR - 0.95%, 0.50%, 6/12/2029 (b)	EUR	300,000	297,103
3 mo. EUR EURIBOR + 1.50%, 4.75%, 9/28/2029 (b)	EUR	200,000	226,084
Series EMTN, 3 mo. EUR EURIBOR + 1.80%, 4.25%, 12/6/2030 (b)	EUR	500,000	555,746
3 mo. EUR EURIBOR + 1.90%, 4.88%, 11/21/2031 (b)	EUR	100,000	114,135
Suez SACA Series EMTN, 2.88%, 5/24/2034	EUR	200,000	198,778
TotalEnergies Capital Canada Ltd. Series EMTN, 2.13%, 9/18/2029	EUR	400,000	417,238
TotalEnergies Capital International SA:
Series EMTN, 1.49%, 4/8/2027	EUR	400,000	422,618
Series EMTN, 1.62%, 5/18/2040	EUR	200,000	159,547
Series EMTN, 1.99%, 4/8/2032	EUR	400,000	397,491
Series EMTN, 3.16%, 3/3/2033	EUR	100,000	105,737
Series EMTN, 3.85%, 3/3/2045	EUR	200,000	204,045
Unibail-Rodamco-Westfield SE:
Series EMTN, 0.63%, 5/4/2027	EUR	200,000	206,609
Series EMTN, 1.38%, 12/4/2031	EUR	200,000	186,966
Vinci SA:
Series EMTN, 1.63%, 1/18/2029	EUR	200,000	206,533
Series EMTN, 1.75%, 9/26/2030	EUR	200,000	201,909
			37,695,166
GERMANY — 10.6%
Allianz Finance II BV Series 62, 4.50%, 3/13/2043	GBP	100,000	110,826
Amprion GmbH 3.97%, 9/22/2032	EUR	100,000	110,588
Security Description		Principal Amount	Value
Aroundtown SA Series EMTN, 0.38%, 4/15/2027	EUR	100,000	$101,465
BASF SE:
Series EMTN, 0.25%, 6/5/2027	EUR	100,000	102,876
0.88%, 11/15/2027	EUR	100,000	104,019
1.50%, 3/17/2031	EUR	200,000	196,550
Bayer AG:
0.63%, 7/12/2031	EUR	400,000	358,704
0.75%, 1/6/2027	EUR	400,000	417,692
Series EMTF, 1.38%, 7/6/2032	EUR	300,000	273,051
Series EMTN, 4.63%, 5/26/2033	EUR	250,000	281,136
Bayer Capital Corp. BV:
1.50%, 6/26/2026	EUR	200,000	212,915
2.13%, 12/15/2029	EUR	100,000	102,213
BMW Finance NV Series EMTN, 1.50%, 2/6/2029	EUR	350,000	359,261
BMW International Investment BV Series EMTN, 3.00%, 8/27/2027 (a)	EUR	100,000	108,825
BMW U.S. Capital LLC:
Series EMTN, 3.00%, 11/2/2027	EUR	200,000	217,660
Series EMTN, 3.38%, 2/2/2034	EUR	250,000	262,723
Commerzbank AG Series EMTN, 0.50%, 12/4/2026	EUR	250,000	261,172
Deutsche Bank AG:
3 mo. EUR EURIBOR - 1.50%, 1.38%, 2/17/2032 (b)	EUR	400,000	377,495
Series EMTN, 3 mo. EUR EURIBOR - 2.05%, 1.75%, 11/19/2030 (b)	EUR	200,000	199,131
3 mo. EUR EURIBOR + 1.25%, 3.75%, 1/15/2030 (b)	EUR	100,000	110,762
Series EMTN, 3 mo. EUR EURIBOR + 1.38%, 1.88%, 2/23/2028 (a) (b)	EUR	400,000	423,257
Series EMTN, 3 mo. EUR EURIBOR + 1.50%, 4.13%, 4/4/2030 (b)	EUR	200,000	221,177
Series EMTN, 3 mo. EUR EURIBOR + 1.70%, 4.50%, 7/12/2035 (b)	EUR	100,000	110,678
3 mo. EUR EURIBOR + 2.95%, 5.00%, 9/5/2030 (b)	EUR	400,000	456,541

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, Sterling Overnight Index Average + 2.62%, 6.13%, 12/12/2030 (a) (b)	GBP	300,000	$396,355
Deutsche Boerse AG:
3.88%, 9/28/2026	EUR	200,000	219,988
3.88%, 9/28/2033	EUR	100,000	111,290
Deutsche Lufthansa AG Series EMTN, 3.00%, 5/29/2026	EUR	100,000	108,312
Deutsche Post AG Series EMTN, 3.50%, 3/25/2036	EUR	200,000	212,828
Deutsche Telekom AG Series EMTN, 1.75%, 3/25/2031 (a)	EUR	300,000	303,124
Deutsche Telekom International Finance BV:
Series EMTN, 1.50%, 4/3/2028	EUR	550,000	574,225
Series EMTN, 2.00%, 12/1/2029	EUR	70,000	73,224
E.ON International Finance BV:
Series EMTN, 1.50%, 7/31/2029	EUR	50,000	51,018
Series EMTN, 5.88%, 10/30/2037	GBP	200,000	255,214
Series EMTN, 6.13%, 7/6/2039	GBP	250,000	320,892
Series EMTN, 6.38%, 6/7/2032	GBP	140,000	190,138
Series EMTN, 6.75%, 1/27/2039	GBP	100,000	135,751
E.ON SE:
Series EMTN, 0.38%, 9/29/2027	EUR	251,000	256,837
Series EMTN, 3.88%, 1/12/2035	EUR	300,000	326,704
Series EMTN, 4.13%, 3/25/2044	EUR	100,000	105,765
Eurogrid GmbH Series EMTN, 3.73%, 10/18/2035	EUR	200,000	212,087
Grand City Properties SA Series EMTN, 0.13%, 1/11/2028	EUR	200,000	197,625
Heidelberg Materials Finance Luxembourg SA Series EMTN, 1.63%, 4/7/2026	EUR	100,000	107,053
Mercedes-Benz Group AG:
Series EMTN, 0.75%, 9/10/2030 (a)	EUR	150,000	142,765
Series EMTN, 0.75%, 3/11/2033	EUR	200,000	175,372
Security Description		Principal Amount	Value
Series EMTN, 1.00%, 11/15/2027 (a)	EUR	250,000	$258,724
Series EMTN, 1.13%, 11/6/2031	EUR	325,000	306,467
Series EMTN, 1.50%, 7/3/2029	EUR	250,000	256,088
Series EMTN, 2.13%, 7/3/2037	EUR	100,000	91,464
Mercedes-Benz International Finance BV:
Series EMTN, 0.38%, 11/8/2026	EUR	290,000	303,125
Series EMTN, 0.63%, 5/6/2027	EUR	116,000	120,423
Series EMTN, 1.38%, 6/26/2026	EUR	150,000	159,694
Series EMTN, 2.00%, 8/22/2026	EUR	400,000	428,976
Series EMTN, 3.25%, 11/15/2030	EUR	284,000	306,654
Series EMTN, 3.50%, 5/30/2026 (a)	EUR	200,000	218,371
Robert Bosch GmbH:
Series EMTN, 3.63%, 6/2/2030 (a)	EUR	300,000	330,137
Series EMTN, 4.38%, 6/2/2043 (a)	EUR	300,000	322,871
RWE AG:
Series EMTN, 2.13%, 5/24/2026	EUR	200,000	214,874
Series EMTN, 2.75%, 5/24/2030	EUR	90,000	95,661
SAP SE:
1.25%, 3/10/2028	EUR	400,000	416,417
1.63%, 3/10/2031	EUR	200,000	200,296
Siemens Financieringsmaatschappij NV:
0.13%, 9/5/2029	EUR	100,000	98,135
Series EMTN, 0.25%, 2/20/2029	EUR	400,000	395,062
Series EMTN, 0.38%, 6/5/2026	EUR	300,000	316,426
Series EMTN, 0.50%, 9/5/2034	EUR	350,000	299,532
Series EMTN, 1.38%, 9/6/2030	EUR	100,000	100,630
Series EMTN, 3.00%, 11/22/2028	EUR	100,000	109,328
Series EMTN, 3.00%, 9/8/2033	EUR	200,000	213,391
Series EMTN, 3.13%, 5/22/2032	EUR	100,000	108,430
Series EMTN, 3.38%, 8/24/2031	EUR	100,000	110,536
3.38%, 2/22/2037	EUR	100,000	105,146
3.63%, 2/22/2044	EUR	300,000	308,641

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description		Principal Amount	Value
Traton Finance Luxembourg SA Series EMTN, 0.75%, 3/24/2029 (a)	EUR	200,000	$195,927
Volkswagen Financial Services AG Series EMTN, 0.88%, 1/31/2028	EUR	200,000	203,543
Volkswagen International Finance NV:
Series EMTN, 0.88%, 9/22/2028	EUR	300,000	299,149
Series 10Y, 1.88%, 3/30/2027	EUR	400,000	423,681
3.25%, 11/18/2030	EUR	400,000	424,043
4.13%, 11/16/2038 (a)	EUR	200,000	212,217
Volkswagen Leasing GmbH:
Series EMTN, 0.38%, 7/20/2026	EUR	250,000	262,001
Series EMTN, 3.88%, 10/11/2028	EUR	200,000	220,455
Vonovia SE:
Series EMTN, 0.25%, 9/1/2028	EUR	200,000	196,877
Series EMTN, 0.38%, 6/16/2027	EUR	200,000	204,722
Series EMTN, 0.63%, 12/14/2029	EUR	200,000	191,001
Series EMTN, 0.75%, 9/1/2032	EUR	100,000	86,830
1.00%, 6/16/2033	EUR	200,000	170,947
Wintershall Dea Finance BV:
1.33%, 9/25/2028	EUR	100,000	100,445
1.82%, 9/25/2031 (a)	EUR	200,000	187,003
			19,531,624
IRELAND — 0.1%
AIB Group PLC Series EMTN, 1 yr. EUR Swap + 1.30%, 2.25%, 4/4/2028 (b)	EUR	200,000	213,160
ITALY — 5.8%
ASTM SpA:
Series EMTN, 1.50%, 1/25/2030	EUR	200,000	198,630
Series EMTN, 2.38%, 11/25/2033	EUR	150,000	142,165
Autostrade per l'Italia SpA 2.00%, 1/15/2030	EUR	300,000	303,538
Enel Finance International NV:
Series EMTN, 0.25%, 5/28/2026	EUR	100,000	105,180
Series EMTN, 0.25%, 6/17/2027 (c)	EUR	200,000	204,814
Series EMTN, 0.38%, 6/17/2027	EUR	100,000	102,813
Security Description		Principal Amount	Value
Series EMTN, 0.63%, 5/28/2029	EUR	250,000	$244,846
Series EMTN, 0.75%, 6/17/2030 (c)	EUR	250,000	237,820
Series EMTN, 0.88%, 9/28/2034	EUR	350,000	291,337
Series EMTN, 0.88%, 6/17/2036	EUR	200,000	156,506
Series EMTN, 1.13%, 9/16/2026	EUR	350,000	370,313
Series EMTN, 2.88%, 4/11/2029	GBP	100,000	119,088
Series EMTN, 3.88%, 3/9/2029	EUR	200,000	222,506
Series EMTN, 5.75%, 9/14/2040	GBP	150,000	183,387
Eni SpA:
Series EMTN, 0.38%, 6/14/2028	EUR	100,000	100,400
Series EMTN, 0.63%, 1/23/2030	EUR	300,000	289,180
Series EMTN, 1.25%, 5/18/2026	EUR	300,000	319,204
Series EMTN, 2.00%, 5/18/2031	EUR	350,000	351,260
Series EMTN, 3.63%, 1/29/2029	EUR	100,000	110,887
Series EMTN, 3.88%, 1/15/2034	EUR	100,000	108,441
Series EMTN, 4.25%, 5/19/2033	EUR	100,000	111,469
Intesa Sanpaolo SpA:
Series EMTN, 0.75%, 3/16/2028	EUR	300,000	305,368
Series EMTN, 1.00%, 11/19/2026	EUR	200,000	210,815
Series EMTN, 1.75%, 3/20/2028	EUR	150,000	157,090
Series EMTN, 4.00%, 5/19/2026	EUR	150,000	164,603
Series EMTN, 4.88%, 5/19/2030 (a)	EUR	220,000	255,132
Series EMTN, 5.13%, 8/29/2031	EUR	300,000	353,344
Series EMTN, 6.63%, 5/31/2033	GBP	200,000	272,493
Series EMTN, 3 mo. EUR EURIBOR + 1.48%, 3.85%, 9/16/2032 (b)	EUR	350,000	379,210
Series EMTN, 3 mo. EUR EURIBOR + 1.70%, 5.00%, 3/8/2028 (b)	EUR	450,000	505,577
Italgas SpA Series EMTN, 3.13%, 2/8/2029	EUR	200,000	215,809
Nexi SpA 2.13%, 4/30/2029	EUR	100,000	101,944
Ryanair DAC Series EMTN, 0.88%, 5/25/2026	EUR	300,000	317,179

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description		Principal Amount	Value
Snam SpA Series EMTN, 3.88%, 2/19/2034	EUR	182,000	$195,745
Terna - Rete Elettrica Nazionale Series EMTN, 1.38%, 7/26/2027	EUR	200,000	209,703
UniCredit SpA:
Series EMTN, 0.85%, 1/19/2031	EUR	300,000	280,000
Series EMTN, 4.00%, 3/5/2034	EUR	200,000	219,206
4.20%, 6/11/2034	EUR	150,000	163,997
Series EMTN, 3 mo. EUR EURIBOR - 0.90%, 0.80%, 7/5/2029 (b)	EUR	400,000	402,372
Series EMTN, 3 mo. EUR EURIBOR - 2.55%, 2.20%, 7/22/2027 (b)	EUR	250,000	267,991
Series EMTN, 3 mo. EUR EURIBOR + 0.85%, 0.93%, 1/18/2028 (b)	EUR	200,000	209,363
Series EMTN, 3 mo. EUR EURIBOR + 1.60%, 4.45%, 2/16/2029 (b)	EUR	350,000	391,616
Series EMTN, 3 mo. EUR EURIBOR + 1.80%, 4.30%, 1/23/2031 (b)	EUR	150,000	168,026
Series EMTN, 3 mo. EUR EURIBOR + 1.90%, 4.80%, 1/17/2029 (b)	EUR	200,000	227,255
Series EMTN, 3 mo. EUR EURIBOR + 2.85%, 5.85%, 11/15/2027 (b)	EUR	300,000	339,555
Unipol Assicurazioni SpA Series EMTN, 3.25%, 9/23/2030	EUR	100,000	108,381
			10,695,558
JAPAN — 1.8%
Mitsubishi UFJ Financial Group, Inc. Series EMTN, 3 mo. EUR EURIBOR + 1.12%, 3.56%, 9/5/2032 (b)	EUR	200,000	215,826
Mizuho Financial Group, Inc.:
Series EMTN, 0.69%, 10/7/2030	EUR	250,000	233,922
3 mo. EUR EURIBOR - 0.72%, 0.47%, 9/6/2029 (b)	EUR	100,000	98,621
NTT Finance Corp.:
Series 18, 0.38%, 9/20/2030	JPY	100,000,000	629,566
Series 26, 0.84%, 6/20/2033	JPY	100,000,000	622,046
Security Description		Principal Amount	Value
Sumitomo Mitsui Financial Group, Inc.:
Series EMTN, 0.63%, 10/23/2029	EUR	200,000	$192,699
1.55%, 6/15/2026	EUR	400,000	426,496
Takeda Pharmaceutical Co. Ltd.:
1.38%, 7/9/2032	EUR	300,000	282,902
2.00%, 7/9/2040	EUR	200,000	164,351
2.25%, 11/21/2026	EUR	100,000	107,403
3.00%, 11/21/2030	EUR	400,000	428,573
			3,402,405
NETHERLANDS — 4.8%
ABN AMRO Bank NV:
Series EMTN, 0.50%, 9/23/2029	EUR	400,000	383,120
Series EMTN, 3.88%, 12/21/2026	EUR	300,000	331,768
Series EMTN, 3.88%, 1/15/2032	EUR	200,000	218,405
Series EMTN, 4.00%, 1/16/2028	EUR	100,000	111,427
Series EMTN, 4.25%, 2/21/2030	EUR	300,000	338,117
4.38%, 10/20/2028 (a)	EUR	200,000	225,656
4.50%, 11/21/2034	EUR	300,000	343,183
Series EMTN, 5.25%, 5/26/2026	GBP	200,000	258,888
ASML Holding NV 1.38%, 7/7/2026	EUR	100,000	106,538
Ayvens Bank NV Series EMTN, 0.25%, 9/7/2026	EUR	100,000	104,477
Cooperatieve Rabobank UA:
Series GMTN, 1.13%, 5/7/2031	EUR	300,000	284,461
Series GMTN, 1.38%, 2/3/2027	EUR	200,000	211,784
Series GMTN, 3.82%, 7/26/2034	EUR	100,000	108,290
Series GMTN, 3.91%, 11/3/2026	EUR	100,000	110,284
Series EMTN, 4.00%, 1/10/2030	EUR	200,000	223,390
Series GMTN, 3 mo. EUR EURIBOR - 1.18%, 0.88%, 5/5/2028 (b)	EUR	300,000	311,419
Series GMTN, 3 mo. EUR EURIBOR + 1.15%, 4.23%, 4/25/2029 (b)	EUR	100,000	111,939
Series GMTN, 3 mo. EUR EURIBOR + 1.55%, 4.63%, 1/27/2028 (a) (b)	EUR	200,000	223,419
Heineken NV Series EMTN, 1.00%, 5/4/2026	EUR	300,000	318,324

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description		Principal Amount	Value
ING Groep NV:
Series EMTN, 2.00%, 9/20/2028	EUR	100,000	$104,326
3 mo. EUR EURIBOR - 0.68%, 0.25%, 2/18/2029 (b)	EUR	400,000	397,449
3 mo. EUR EURIBOR - 0.70%, 0.25%, 2/1/2030 (b)	EUR	400,000	385,102
3 mo. EUR EURIBOR - 0.70%, 0.38%, 9/29/2028 (b)	EUR	400,000	405,035
Series EMTN, 3 mo. EUR EURIBOR + 0.92%, 3.00%, 8/17/2031 (b)	EUR	100,000	105,187
3 mo. EUR EURIBOR + 1.15%, 1.75%, 2/16/2031 (b)	EUR	300,000	299,809
Series EMTN, 3 mo. EUR EURIBOR + 1.20%, 3.50%, 8/17/2036 (b)	EUR	200,000	205,781
Series EMTN, 3 mo. EUR EURIBOR + 1.30%, 3.75%, 9/3/2035 (b)	EUR	200,000	211,526
3 mo. EUR EURIBOR + 1.60%, 4.50%, 5/23/2029 (b)	EUR	600,000	674,420
Series EMTN, 3 mo. EUR EURIBOR + 1.72%, 3.88%, 8/12/2029 (b)	EUR	300,000	331,016
Series EMTN, 3 mo. EUR EURIBOR + 1.78%, 4.00%, 2/12/2035 (a) (b)	EUR	300,000	325,603
Series EMTN, 3 mo. EUR EURIBOR + 1.85%, 4.88%, 11/14/2027 (b)	EUR	100,000	111,542
3 mo. EUR EURIBOR + 1.90%, 4.75%, 5/23/2034 (b)	EUR	400,000	456,985
3 mo. EUR EURIBOR + 2.15%, 5.25%, 11/14/2033 (b)	EUR	200,000	237,039
Koninklijke KPN NV Series GMTN, 3.88%, 2/16/2036	EUR	200,000	215,238
			8,790,947
NORWAY — 0.9%
DNB Bank ASA:
Series EMTN, 1 yr. U.K. Government Bond + 2.15%, 4.00%, 8/17/2027 (b)	GBP	100,000	127,249
Series EMTN, 3 mo. EUR EURIBOR - 0.53%, 0.25%, 2/23/2029 (a) (b)	EUR	350,000	349,450
Security Description		Principal Amount	Value
Series EMTN, 3 mo. EUR EURIBOR + 0.32%, 0.38%, 1/18/2028 (b)	EUR	100,000	$103,798
Series EMTN, 3 mo. EUR EURIBOR + 0.65%, 4.00%, 3/14/2029 (b)	EUR	200,000	223,510
Series EMTN, 3 mo. EUR EURIBOR + 0.77%, 3.13%, 9/21/2027 (b)	EUR	208,000	226,402
Series EMTN, 3 mo. EUR EURIBOR + 1.00%, 4.50%, 7/19/2028 (b)	EUR	200,000	223,715
SpareBank 1 Sor-Norge ASA Series EMTN, 3.75%, 11/23/2027	EUR	200,000	221,506
Var Energi ASA Series EMTN, 3.88%, 3/12/2031	EUR	100,000	107,507
			1,583,137
PORTUGAL — 0.1%
EDP Finance BV Series EMTN, 1.88%, 9/21/2029	EUR	200,000	204,212
SPAIN — 6.3%
Abertis Infraestructuras SA Series EMTN, 3.00%, 3/27/2031	EUR	300,000	318,419
Banco Bilbao Vizcaya Argentaria SA:
Series GMTN, 0.38%, 11/15/2026	EUR	200,000	208,790
Series GMTN, 0.50%, 1/14/2027 (a)	EUR	200,000	208,090
1.00%, 6/21/2026	EUR	300,000	318,486
Series GMTN, 3.38%, 9/20/2027	EUR	100,000	109,988
Series EMTN, 3.88%, 1/15/2034 (a)	EUR	300,000	330,963
Series GMTN, 4.38%, 10/14/2029 (a)	EUR	200,000	228,395
3 mo. EUR EURIBOR + 0.82%, 0.88%, 1/14/2029 (b)	EUR	100,000	102,024
3 mo. EUR EURIBOR + 1.70%, 4.63%, 1/13/2031 (a) (b)	EUR	300,000	340,823
Banco Santander SA:
Series EMTN, 0.20%, 2/11/2028 (a)	EUR	300,000	300,386
Series EMTN, 0.50%, 2/4/2027	EUR	200,000	207,465
Series EMTN, 1.00%, 11/4/2031	EUR	100,000	91,858
Series EMTN, 1.13%, 6/23/2027	EUR	200,000	209,022
Series EMTN, 3.50%, 10/2/2032	EUR	200,000	212,726

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 3.50%, 2/17/2035	EUR	100,000	$104,071
Series EMTN, 3.75%, 1/9/2034	EUR	300,000	327,884
Series EMTN, 3.88%, 1/16/2028	EUR	300,000	333,952
Series EMTN, 3.88%, 4/22/2029	EUR	300,000	332,097
Series EMTN, 4.88%, 10/18/2031	EUR	500,000	577,751
Series EMTN, 1 yr. EUR Swap - 0.78%, 0.63%, 6/24/2029 (a) (b)	EUR	300,000	300,291
Series EMTN, 1 yr. EUR Swap + 0.95%, 3.50%, 1/9/2028 (b)	EUR	300,000	328,428
Series EMTN, 1 yr. EUR Swap + 1.15%, 3.50%, 1/9/2030 (b)	EUR	100,000	109,717
Series EMTN, 1 yr. EUR Swap + 1.25%, 4.63%, 10/18/2027 (b)	EUR	300,000	332,708
CaixaBank SA:
Series EMTN, 1.38%, 6/19/2026	EUR	200,000	212,731
Series EMTN, 4.25%, 9/6/2030	EUR	300,000	340,430
Series EMTN, 4.38%, 11/29/2033 (a)	EUR	200,000	228,820
Series EMTN, 3 mo. EUR EURIBOR - 0.90%, 0.50%, 2/9/2029 (b)	EUR	300,000	302,201
Series EMTN, 3 mo. EUR EURIBOR - 1.00%, 0.75%, 5/26/2028 (b)	EUR	100,000	103,395
Series EMTN, 3 mo. EUR EURIBOR + 0.62%, 0.63%, 1/21/2028 (b)	EUR	200,000	208,281
Series EMTN, 3 mo. EUR EURIBOR + 1.50%, 4.13%, 2/9/2032 (b)	EUR	500,000	555,197
Series EMTN, 3 mo. EUR EURIBOR + 1.50%, 4.63%, 5/16/2027 (b)	EUR	100,000	110,197
Series EMTN, 3 mo. EUR EURIBOR + 1.65%, 5.00%, 7/19/2029 (b)	EUR	100,000	114,453
Series EMTN, 3 mo. EUR EURIBOR + 2.40%, 5.38%, 11/14/2030 (b)	EUR	300,000	352,583
Cellnex Finance Co. SA:
Series EMTN, 1.00%, 9/15/2027	EUR	100,000	103,541
Series EMTN, 2.00%, 2/15/2033	EUR	300,000	284,654
Series EMTN, 2.25%, 4/12/2026	EUR	200,000	215,029
Security Description		Principal Amount	Value
Cellnex Telecom SA Series EMTN, 1.75%, 10/23/2030	EUR	300,000	$295,186
Iberdrola Finanzas SA Series EMTN, 1.38%, 3/11/2032	EUR	200,000	191,158
Iberdrola International BV Series EMTN, 1.13%, 4/21/2026	EUR	200,000	212,977
Santander Consumer Finance SA Series EMTN, 3.75%, 1/17/2029	EUR	200,000	221,797
Telefonica Emisiones SA:
Series EMTN, 1.45%, 1/22/2027 (a)	EUR	500,000	530,341
Series EMTN, 1.72%, 1/12/2028	EUR	400,000	421,758
Series EMTN, 1.79%, 3/12/2029	EUR	100,000	103,624
Series EMTN, 2.59%, 5/25/2031	EUR	300,000	309,299
Series EMTN, 3.70%, 1/24/2032	EUR	200,000	217,455
3.72%, 1/23/2034	EUR	100,000	106,041
			11,675,482
SWEDEN — 1.9%
Skandinaviska Enskilda Banken AB:
Series EMTN, 0.38%, 2/11/2027	EUR	200,000	206,951
Series GMTN, 0.38%, 6/21/2028	EUR	200,000	199,543
Series EMTN, 0.63%, 11/12/2029	EUR	200,000	192,255
Series GMTN, 1.75%, 11/11/2026	EUR	200,000	213,362
Series EMTN, 3.38%, 3/19/2030	EUR	100,000	108,688
Series GMTN, 3.75%, 2/7/2028	EUR	150,000	166,034
Series EMTN, 3.88%, 5/9/2028	EUR	350,000	390,811
4.00%, 11/9/2026	EUR	200,000	220,687
Svenska Handelsbanken AB:
Series EMTN, 0.05%, 9/6/2028	EUR	300,000	295,057
Series EMTN, 0.13%, 11/3/2026	EUR	100,000	104,112
0.50%, 2/18/2030	EUR	100,000	94,961
Series EMTN, 1.38%, 2/23/2029	EUR	300,000	303,847
3.38%, 2/17/2028	EUR	200,000	220,014
Swedbank AB:
Series EMTN, 2.10%, 5/25/2027	EUR	300,000	320,674

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description		Principal Amount	Value
Series GMTN, 4.13%, 11/13/2028	EUR	200,000	$225,240
1 yr. EUR Swap - 0.57%, 0.30%, 5/20/2027 (b)	EUR	200,000	210,326
			3,472,562
SWITZERLAND — 3.5%
Holcim Finance Luxembourg SA:
Series EMTN, 0.50%, 9/3/2030 (a)	EUR	200,000	186,065
Series EMTN, 2.25%, 5/26/2028	EUR	200,000	212,918
Lonza Finance International NV Series EMTN, 3.88%, 4/24/2036	EUR	200,000	217,222
Richemont International Holding SA:
1.50%, 3/26/2030 (a)	EUR	200,000	202,385
2.00%, 3/26/2038	EUR	200,000	178,439
Sika Capital BV 3.75%, 11/3/2026	EUR	200,000	219,325
UBS AG Series EMTN, 1.50%, 4/10/2026	EUR	200,000	213,919
UBS Group AG:
0.25%, 2/24/2028	EUR	200,000	199,972
Series EMTN, 0.63%, 1/18/2033	EUR	263,000	225,021
0.63%, 2/24/2033	EUR	300,000	257,709
0.88%, 11/3/2031	EUR	400,000	366,005
Series EMTN, 1 yr. EURIBOR ICE Swap - 1.05%, 1.00%, 6/24/2027 (b)	EUR	350,000	369,792
Series EMTN, 1 yr. EURIBOR ICE Swap + 0.78%, 2.88%, 2/12/2030 (b)	EUR	400,000	425,211
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.05%, 3.25%, 2/12/2034 (b)	EUR	200,000	207,035
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.15%, 2.75%, 6/15/2027 (b)	EUR	200,000	215,960
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.55%, 4.38%, 1/11/2031 (b)	EUR	200,000	225,399
1 yr. EURIBOR ICE Swap + 1.75%, 4.13%, 6/9/2033 (b)	EUR	400,000	440,058
1 yr. EURIBOR ICE Swap + 4.95%, 7.75%, 3/1/2029 (b)	EUR	600,000	729,677
Security Description		Principal Amount	Value
Series EMTN, 1 yr. U.K. Government Bond + 2.23%, 2.25%, 6/9/2028 (b)	GBP	200,000	$243,201
1 yr. U.K. Government Bond + 4.20%, 7.00%, 9/30/2027 (b)	GBP	350,000	463,018
1 yr. U.K. Government Bond + 4.55%, 7.38%, 9/7/2033 (b)	GBP	100,000	143,051
Series EMTN, 1 yr. EURIBOR ICE Swap - 0.77%, 0.65%, 1/14/2028 (b)	EUR	500,000	519,112
			6,460,494
UNITED KINGDOM — 9.2%
Anglian Water Services Financing PLC Series GMTN, 6.25%, 9/12/2044	GBP	100,000	119,999
Barclays PLC:
Series EMTN, 3.25%, 2/12/2027	GBP	100,000	124,918
1 yr. EUR Swap - 1.26%, 0.58%, 8/9/2029 (b)	EUR	200,000	198,664
Series EMTN, 1 yr. EUR Swap + 2.55%, 5.26%, 1/29/2034 (a) (b)	EUR	400,000	465,973
1 yr. EURIBOR ICE Swap + 0.85%, 0.88%, 1/28/2028 (b)	EUR	350,000	365,115
1 yr. EURIBOR ICE Swap + 1.55%, 4.35%, 5/8/2035 (b)	EUR	200,000	218,469
1 yr. EURIBOR ICE Swap + 2.05%, 4.51%, 1/31/2033 (b)	EUR	300,000	334,279
1 yr. GBP Swap + 2.55%, 7.09%, 11/6/2029 (b)	GBP	225,000	306,279
Series EMTN, 1 yr. U.K. Government Bond + 2.80%, 6.37%, 1/31/2031 (b)	GBP	362,000	483,673
Sterling Overnight Index Average + 2.06%, 5.85%, 3/21/2035 (a) (b)	GBP	200,000	254,293
1 yr. EUR Swap + 1.00%, 1.11%, 5/12/2032 (b)	EUR	100,000	92,358
BAT International Finance PLC Series EMTN, 2.25%, 1/16/2030	EUR	200,000	206,194
British Telecommunications PLC Series EMTN, 1.50%, 6/23/2027	EUR	250,000	263,351

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description		Principal Amount	Value
Cadent Finance PLC:
Series EMTN, 2.63%, 9/22/2038	GBP	200,000	$174,765
Series EMTN, 2.75%, 9/22/2046 (a)	GBP	200,000	148,582
CCEP Finance Ireland DAC 0.88%, 5/6/2033	EUR	200,000	176,039
CK Hutchison Group Telecom Finance SA:
0.75%, 4/17/2026	EUR	300,000	317,138
1.13%, 10/17/2028 (a)	EUR	200,000	200,326
Connect Plus M25 Issuer PLC 2.61%, 3/31/2039	GBP	80,850	85,276
Diageo Finance PLC Series EMTN, 2.50%, 3/27/2032	EUR	200,000	205,311
DWR Cymru Financing U.K. PLC Series EMTN, 5.75%, 9/10/2044	GBP	100,000	121,026
easyJet FinCo BV Series EMTN, 1.88%, 3/3/2028	EUR	250,000	262,790
GlaxoSmithKline Capital PLC:
Series EMTN, 1.25%, 5/21/2026	EUR	200,000	213,197
Series EMTN, 1.25%, 10/12/2028	GBP	100,000	115,686
Series EMTN, 1.63%, 5/12/2035	GBP	100,000	91,162
Heathrow Funding Ltd.:
Series EMTN, 4.63%, 10/31/2048	GBP	100,000	102,685
Series EMTN, 5.88%, 5/13/2043	GBP	300,000	371,748
Series EMTN, 6.75%, 12/3/2028	GBP	100,000	132,573
HSBC Holdings PLC:
1 yr. GBP Swap + 1.65%, 3.00%, 7/22/2028 (b)	GBP	300,000	369,405
1 yr. GBP Swap + 1.77%, 3.00%, 5/29/2030 (b)	GBP	200,000	236,083
3 mo. EUR EURIBOR - 0.78%, 0.64%, 9/24/2029 (b)	EUR	100,000	98,946
3 mo. EUR EURIBOR - 1.03%, 0.77%, 11/13/2031 (a) (b)	EUR	361,000	335,578
3 mo. EUR EURIBOR + 0.86%, 3.76%, 5/20/2029 (b)	EUR	300,000	330,127
3 mo. EUR EURIBOR + 1.19%, 3.45%, 9/25/2030 (b)	EUR	300,000	324,754
Series EMTN, 3 mo. EUR EURIBOR + 1.29%, 4.75%, 3/10/2028 (b)	EUR	100,000	111,753
Security Description		Principal Amount	Value
3 mo. EUR EURIBOR + 1.45%, 3.02%, 6/15/2027 (b)	EUR	200,000	$216,422
Series EMTN, 3 mo. EUR EURIBOR + 1.55%, 4.79%, 3/10/2032 (b)	EUR	200,000	229,593
Series EMTN, 3 mo. EUR EURIBOR + 1.94%, 4.86%, 5/23/2033 (a) (b)	EUR	410,000	472,461
Sterling Overnight Index Average + 1.31%, 1.75%, 7/24/2027 (b)	GBP	200,000	247,186
Sterling Overnight Index Average + 1.73%, 5.29%, 9/16/2032 (b)	GBP	100,000	127,156
Sterling Overnight Index Average + 2.12%, 6.80%, 9/14/2031 (b)	GBP	200,000	273,923
Imperial Brands Finance Netherlands BV:
Series EMTN, 1.75%, 3/18/2033	EUR	200,000	183,527
Series EMTN, 5.25%, 2/15/2031	EUR	100,000	116,223
Lloyds Bank Corporate Markets PLC Series EMTN, 2.38%, 4/9/2026	EUR	100,000	107,853
Lloyds Bank PLC Series EMTN, 6.50%, 9/17/2040	GBP	140,000	192,198
Lloyds Banking Group PLC:
Series EMTN, 1 yr. EUR Swap + 1.50%, 3.13%, 8/24/2030 (a) (b)	EUR	450,000	480,231
Series EMTN, 1 yr. EUR Swap + 1.60%, 4.75%, 9/21/2031 (b)	EUR	273,000	311,253
Series EMTN, 1 yr. EURIBOR ICE Swap + 0.95%, 3.50%, 11/6/2030 (b)	EUR	200,000	216,852
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.18%, 3.88%, 5/14/2032 (b)	EUR	100,000	108,989
Motability Operations Group PLC:
Series EMTN, 3.88%, 1/24/2034	EUR	200,000	215,784
Series EMTN, 4.25%, 6/17/2035	EUR	200,000	220,780
National Grid Electricity Distribution West Midlands PLC Series EMTN, 5.75%, 4/16/2032	GBP	100,000	130,800

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description		Principal Amount	Value
National Grid PLC Series EMTN, 4.28%, 1/16/2035	EUR	200,000	$221,333
Nationwide Building Society:
Series EMTN, 3.00%, 3/3/2030	EUR	100,000	107,091
Series EMTN, 4.50%, 11/1/2026	EUR	300,000	333,753
Series EMTN, 6.13%, 8/21/2028	GBP	100,000	133,809
Series EMTN, 1 yr. GBP SONIA Linked ICE Swap + 1.47%, 5.53%, 1/13/2033 (b)	GBP	100,000	128,606
Series EMTN, 3 mo. EUR EURIBOR + 1.15%, 3.83%, 7/24/2032 (b)	EUR	200,000	218,152
Series EMTN, 3 mo. EUR EURIBOR + 1.23%, 3.77%, 1/27/2036 (b)	EUR	200,000	211,680
NatWest Group PLC:
Series EMTN, 1 yr. U.K. Government Bond + 2.10%, 3.62%, 3/29/2029 (b)	GBP	240,000	296,862
Series EMTN, 3 mo. EUR EURIBOR - 0.95%, 0.78%, 2/26/2030 (b)	EUR	400,000	392,101
Series EMTN, 3 mo. EUR EURIBOR + 1.83%, 4.77%, 2/16/2029 (b)	EUR	300,000	339,269
Series EMTN, 3 mo. EUR EURIBOR + 1.91%, 4.07%, 9/6/2028 (b)	EUR	200,000	221,865
Series EMTN, 3 mo. EUR EURIBOR + 1.22%, 3.58%, 9/12/2032 (a) (b)	EUR	200,000	213,943
NatWest Markets PLC:
Series EMTN, 0.13%, 6/18/2026	EUR	200,000	209,829
Series EMTN, 1.38%, 3/2/2027 (a)	EUR	200,000	211,171
Santander U.K. Group Holdings PLC Series EMTN, 1 yr. GBP Swap + 2.87%, 7.10%, 11/16/2027 (b)	GBP	200,000	265,033
Santander U.K. PLC Series EMTN, 3.35%, 3/25/2030	EUR	100,000	108,326
Standard Chartered PLC:
1 yr. EUR Swap + 1.45%, 4.20%, 3/4/2032 (b)	EUR	100,000	110,678
1 yr. EUR Swap + 1.85%, 4.87%, 5/10/2031 (b)	EUR	200,000	228,434
Security Description		Principal Amount	Value
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.30%, 3.86%, 3/17/2033 (b)	EUR	150,000	$161,207
THFC Funding No. 3 PLC Series EMTN, 5.20%, 10/11/2045	GBP	150,000	175,935
Unilever Finance Netherlands BV 1.75%, 3/25/2030 (a)	EUR	200,000	205,427
University of Oxford 2.54%, 12/8/2117	GBP	240,000	146,802
Vodafone Group PLC:
Series EMTN, 1.63%, 11/24/2030	EUR	200,000	199,872
Series EMTN, 3.00%, 8/12/2056	GBP	200,000	136,833
Series EMTN, 3.38%, 8/8/2049	GBP	100,000	80,446
Wellcome Trust Ltd.:
1.50%, 7/14/2071	GBP	200,000	89,036
2.52%, 2/7/2118	GBP	100,000	61,091
			17,018,330
UNITED STATES — 25.6%
Abbott Ireland Financing DAC 1.50%, 9/27/2026	EUR	150,000	159,727
Altria Group, Inc.:
2.20%, 6/15/2027	EUR	200,000	213,111
3.13%, 6/15/2031	EUR	200,000	211,103
American Honda Finance Corp. 0.30%, 7/7/2028	EUR	250,000	248,278
American Medical Systems Europe BV 3.50%, 3/8/2032	EUR	180,000	194,624
Apple, Inc.:
0.50%, 11/15/2031	EUR	200,000	185,488
1.38%, 5/24/2029	EUR	100,000	102,581
1.63%, 11/10/2026	EUR	340,000	362,690
2.00%, 9/17/2027	EUR	200,000	213,697
AT&T, Inc.:
1.60%, 5/19/2028 (a)	EUR	400,000	416,449
1.80%, 9/5/2026	EUR	300,000	320,567
2.35%, 9/5/2029	EUR	100,000	105,064
2.90%, 12/4/2026	GBP	100,000	125,092
3.15%, 6/1/2030	EUR	150,000	161,981
3.15%, 9/4/2036	EUR	303,000	302,590
3.55%, 12/17/2032	EUR	100,000	107,781
3.60%, 6/1/2033	EUR	150,000	161,806
3.95%, 4/30/2031	EUR	300,000	334,631
4.25%, 6/1/2043	GBP	100,000	100,242
4.30%, 11/18/2034	EUR	350,000	391,505
4.38%, 9/14/2029	GBP	150,000	187,593
4.88%, 6/1/2044	GBP	300,000	323,853
Series EMTN, 7.00%, 4/30/2040	GBP	250,000	347,666

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description		Principal Amount	Value
Bank of America Corp.:
Series EMTN, 4.13%, 6/12/2028	EUR	200,000	$223,811
Series EMTN, 7.00%, 7/31/2028	GBP	50,000	68,561
Series EMTN, 1 yr. U.K. Government Bond + 1.10%, 1.67%, 6/2/2029 (b)	GBP	100,000	116,428
Series EMTN, 3 mo. EUR EURIBOR - 0.76%, 0.58%, 8/24/2028 (b)	EUR	500,000	511,871
Series EMTN, 3 mo. EUR EURIBOR - 0.79%, 0.69%, 3/22/2031 (b)	EUR	500,000	474,700
Series EMTN, 3 mo. EUR EURIBOR - 0.94%, 0.65%, 10/26/2031 (b)	EUR	450,000	418,018
Series EMTN, 3 mo. EUR EURIBOR - 3.67%, 3.65%, 3/31/2029 (b)	EUR	280,000	308,139
Series EMTN, 3 mo. EUR EURIBOR + 0.89%, 1.66%, 4/25/2028 (b)	EUR	200,000	211,038
Series EMTN, 3 mo. EUR EURIBOR + 0.95%, 1.10%, 5/24/2032 (b)	EUR	450,000	420,882
Series EMTN, 3 mo. EUR EURIBOR + 1.20%, 1.78%, 5/4/2027 (b)	EUR	150,000	160,266
Series EMTN, 3 mo. EUR EURIBOR + 1.20%, 2.82%, 4/27/2033 (b)	EUR	300,000	307,219
Becton Dickinson & Co. 3.83%, 6/7/2032	EUR	250,000	273,351
Berkshire Hathaway Finance Corp.:
2.38%, 6/19/2039	GBP	200,000	174,264
2.63%, 6/19/2059	GBP	100,000	67,720
Berkshire Hathaway, Inc.:
1.03%, 12/8/2027	JPY	100,000,000	660,444
1.13%, 3/16/2027	EUR	200,000	210,164
1.63%, 3/16/2035	EUR	100,000	91,033
BG Energy Capital PLC Series EMTN, 5.00%, 11/4/2036	GBP	100,000	123,164
Booking Holdings, Inc.:
4.13%, 5/12/2033	EUR	400,000	447,234
4.50%, 11/15/2031	EUR	300,000	344,550
BorgWarner, Inc. 1.00%, 5/19/2031 (a)	EUR	270,000	248,765
BP Capital Markets PLC:
Series EMTN, 1.23%, 5/8/2031	EUR	200,000	190,791
Series EMTN, 2.52%, 4/7/2028	EUR	200,000	214,811
2.82%, 4/7/2032	EUR	100,000	104,106
Security Description		Principal Amount	Value
Citigroup, Inc.:
Series EMTN, 1.25%, 4/10/2029	EUR	200,000	$200,768
Series EMTN, 3 mo. EUR EURIBOR - 0.96%, 0.50%, 10/8/2027 (b)	EUR	300,000	313,478
Series EMTN, 3 mo. EUR EURIBOR + 1.05%, 3.75%, 5/14/2032 (b)	EUR	200,000	218,204
3 mo. EUR EURIBOR + 1.25%, 3.71%, 9/22/2028 (b)	EUR	100,000	110,248
3 mo. EUR EURIBOR + 1.60%, 4.11%, 9/22/2033 (b)	EUR	256,000	283,662
Coca-Cola Co.:
0.13%, 3/15/2029	EUR	300,000	291,475
1.13%, 3/9/2027	EUR	100,000	105,148
1.63%, 3/9/2035	EUR	200,000	182,158
Comcast Corp.:
Zero Coupon, 9/14/2026	EUR	300,000	312,131
0.75%, 2/20/2032	EUR	300,000	270,915
1.88%, 2/20/2036	GBP	125,000	112,399
5.25%, 9/26/2040	GBP	150,000	178,956
DH Europe Finance II SARL:
0.45%, 3/18/2028	EUR	200,000	202,408
0.75%, 9/18/2031	EUR	350,000	322,862
1.35%, 9/18/2039	EUR	200,000	155,449
Digital Intrepid Holding BV 0.63%, 7/15/2031	EUR	100,000	89,429
Eli Lilly & Co. 1.70%, 11/1/2049	EUR	200,000	146,389
Exxon Mobil Corp.:
0.52%, 6/26/2028 (a)	EUR	250,000	251,657
1.41%, 6/26/2039	EUR	200,000	155,232
FedEx Corp. 1.63%, 1/11/2027	EUR	200,000	212,411
Fidelity National Information Services, Inc. 2.00%, 5/21/2030	EUR	300,000	302,776
Ford Motor Credit Co. LLC:
Series EMTN, 4.45%, 2/14/2030	EUR	300,000	325,759
4.87%, 8/3/2027	EUR	100,000	111,669
Goldman Sachs Group, Inc.:
Series EMTN, 0.75%, 3/23/2032	EUR	300,000	268,938
Series EMTN, 0.88%, 5/9/2029	EUR	450,000	445,079
Series EMTN, 1.00%, 3/18/2033	EUR	175,000	155,786
Series EMTN, 1.25%, 2/7/2029	EUR	450,000	454,718
Series EMTN, 1.63%, 7/27/2026	EUR	436,000	465,694

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 2.00%, 11/1/2028 (a)	EUR	377,000	$395,027
Series EMTN, 3.00%, 2/12/2031	EUR	100,000	107,271
Series EMTN, 3.13%, 7/25/2029	GBP	200,000	239,589
Series EMTN, 1 yr. U.K. Government Bond + 1.95%, 3.63%, 10/29/2029 (b)	GBP	200,000	245,965
Series EMTN, 3 mo. EUR EURIBOR + 1.15%, 3.50%, 1/23/2033 (b)	EUR	200,000	213,773
Honeywell International, Inc. 4.13%, 11/2/2034	EUR	200,000	221,729
International Business Machines Corp.:
0.30%, 2/11/2028	EUR	200,000	202,214
0.65%, 2/11/2032	EUR	300,000	270,466
Series EMTN, 0.88%, 2/9/2030	EUR	100,000	97,694
1.25%, 1/29/2027	EUR	150,000	158,344
Series EMTN, 1.25%, 2/9/2034	EUR	200,000	178,251
1.75%, 1/31/2031	EUR	350,000	348,808
3.15%, 2/10/2033	EUR	200,000	210,193
3.38%, 2/6/2027	EUR	300,000	328,578
3.63%, 2/6/2031	EUR	100,000	110,116
3.75%, 2/6/2035	EUR	200,000	218,296
4.00%, 2/6/2043	EUR	100,000	105,046
4.88%, 2/6/2038	GBP	200,000	233,068
Johnson & Johnson:
1.65%, 5/20/2035	EUR	200,000	185,330
3.35%, 2/26/2037	EUR	200,000	211,457
3.55%, 6/1/2044	EUR	200,000	206,476
3.70%, 2/26/2055	EUR	100,000	101,742
JPMorgan Chase & Co.:
Series EMTN, 1.50%, 10/29/2026	EUR	200,000	212,688
Series EMTN, 3 mo. EUR EURIBOR - 0.65%, 0.39%, 2/24/2028 (a) (b)	EUR	350,000	361,470
Series EMTN, 3 mo. EUR EURIBOR - 0.65%, 0.60%, 2/17/2033 (b)	EUR	200,000	177,364
Series EMTN, 3 mo. EUR EURIBOR + 0.60%, 3.67%, 6/6/2028 (b)	EUR	250,000	274,767
Series EMTN, 3 mo. EUR EURIBOR + 0.84%, 1.64%, 5/18/2028 (b)	EUR	400,000	421,321
Series EMTN, 3 mo. EUR EURIBOR + 0.85%, 1.00%, 7/25/2031 (b)	EUR	100,000	95,736
Security Description		Principal Amount	Value
Series EMTN, 3 mo. EUR EURIBOR + 0.87%, 1.05%, 11/4/2032 (b)	EUR	400,000	$369,999
Series EMTN, 3 mo. EUR EURIBOR + 0.95%, 1.81%, 6/12/2029 (b)	EUR	250,000	260,402
Series EMTN, 3 mo. EUR EURIBOR + 0.98%, 3.76%, 3/21/2034 (b)	EUR	550,000	596,336
Series EMTN, 3 mo. EUR EURIBOR + 1.05%, 3.59%, 1/23/2036 (b)	EUR	100,000	105,390
Series EMTN, 3 mo. EUR EURIBOR + 1.13%, 1.96%, 3/23/2030 (b)	EUR	150,000	154,828
Series EMTN, 3 mo. EUR EURIBOR + 1.28%, 4.46%, 11/13/2031 (b)	EUR	474,000	538,841
Series EMTN, Sterling Overnight Index Average + 1.13%, 1.90%, 4/28/2033 (b)	GBP	100,000	104,339
Kraft Heinz Foods Co. 2.25%, 5/25/2028	EUR	100,000	106,074
Medtronic Global Holdings SCA:
1.00%, 7/2/2031	EUR	100,000	94,933
1.13%, 3/7/2027	EUR	350,000	367,978
1.38%, 10/15/2040	EUR	250,000	186,907
1.50%, 7/2/2039	EUR	450,000	358,552
1.63%, 3/7/2031 (a)	EUR	200,000	198,291
1.63%, 10/15/2050	EUR	150,000	97,400
1.75%, 7/2/2049	EUR	100,000	68,360
3.00%, 10/15/2028 (a)	EUR	200,000	216,983
3.13%, 10/15/2031	EUR	350,000	374,320
Merck & Co., Inc. 1.88%, 10/15/2026	EUR	100,000	107,068
Microsoft Corp. 3.13%, 12/6/2028	EUR	350,000	384,381
Morgan Stanley:
Series GMTN, 1.38%, 10/27/2026	EUR	100,000	106,094
Series GMTN, 1.88%, 4/27/2027	EUR	434,000	460,950
Series GMTN, 2.63%, 3/9/2027	GBP	100,000	123,685
3 mo. EUR EURIBOR - 0.70%, 0.41%, 10/29/2027 (b)	EUR	200,000	208,345
3 mo. EUR EURIBOR - 0.72%, 0.50%, 2/7/2031 (b)	EUR	200,000	188,525
3 mo. EUR EURIBOR - 0.87%, 0.50%, 10/26/2029 (b)	EUR	300,000	295,980
Series GMTN, 3 mo. EUR EURIBOR + 0.83%, 1.10%, 4/29/2033 (b)	EUR	100,000	91,275

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description		Principal Amount	Value
3 mo. EUR EURIBOR + 1.04%, 3.79%, 3/21/2030 (b)	EUR	200,000	$220,485
Series EMTN, 3 mo. EUR EURIBOR + 1.24%, 3.96%, 3/21/2035 (b)	EUR	300,000	324,109
Series GMTN, 3 mo. EUR EURIBOR + 1.25%, 2.95%, 5/7/2032 (b)	EUR	500,000	522,501
3 mo. EUR EURIBOR + 1.30%, 4.66%, 3/2/2029 (b)	EUR	323,000	364,605
3 mo. EUR EURIBOR + 1.76%, 4.81%, 10/25/2028 (b)	EUR	227,000	256,492
Series GMTN, 3 mo. EUR EURIBOR + 1.95%, 5.15%, 1/25/2034 (b)	EUR	300,000	353,529
Sterling Overnight Index Average + 1.46%, 5.21%, 10/24/2035 (b)	GBP	200,000	248,771
Sterling Overnight Index Average + 2.25%, 5.79%, 11/18/2033 (b)	GBP	200,000	264,005
Nestle Finance International Ltd.:
Series EMTN, 1.13%, 4/1/2026	EUR	341,000	363,873
Series EMTN, 1.50%, 4/1/2030	EUR	306,000	311,281
Netflix, Inc.:
3.63%, 5/15/2027	EUR	275,000	303,283
3.88%, 11/15/2029	EUR	100,000	112,047
4.63%, 5/15/2029	EUR	400,000	460,165
Novartis Finance SA Zero Coupon, 9/23/2028	EUR	300,000	295,212
PepsiCo, Inc.:
Series EMTN, 0.50%, 5/6/2028	EUR	100,000	101,053
0.75%, 10/14/2033	EUR	200,000	175,493
Pfizer, Inc. 2.74%, 6/15/2043	GBP	200,000	167,696
Procter & Gamble Co. 4.88%, 5/11/2027	EUR	200,000	226,086
Sanofi SA:
Series 12FX, 1.38%, 3/21/2030	EUR	300,000	302,076
Series EMTN, 1.50%, 4/1/2030	EUR	200,000	202,231
Series EMTN, 1.75%, 9/10/2026	EUR	300,000	320,718
Series 20FX, 1.88%, 3/21/2038	EUR	200,000	181,351
Schlumberger Finance BV:
1.38%, 10/28/2026	EUR	100,000	106,149
2.00%, 5/6/2032	EUR	200,000	197,646
Security Description		Principal Amount	Value
Shell International Finance BV:
Series EMTN, 0.13%, 11/8/2027	EUR	400,000	$404,945
Series EMTN, 0.50%, 11/8/2031	EUR	200,000	181,428
Series EMTN, 0.88%, 11/8/2039	EUR	100,000	71,220
Series EMTN, 1.25%, 5/12/2028	EUR	200,000	206,308
Series EMTN, 1.25%, 11/11/2032	EUR	300,000	279,154
Series EMTN, 1.50%, 4/7/2028 (a)	EUR	150,000	156,203
Series EMTN, 1.88%, 4/7/2032	EUR	200,000	196,322
Stellantis NV:
Series EMTN, 0.63%, 3/30/2027	EUR	300,000	310,561
Series EMTN, 0.75%, 1/18/2029 (a)	EUR	400,000	392,492
Series EMTN, 1.25%, 6/20/2033 (a)	EUR	250,000	213,463
2.75%, 5/15/2026	EUR	200,000	216,082
Series EMTN, 2.75%, 4/1/2032	EUR	182,000	179,718
Series EMTN, 4.38%, 3/14/2030 (a)	EUR	200,000	222,338
Thermo Fisher Scientific Finance I BV:
0.80%, 10/18/2030 (a)	EUR	250,000	239,337
1.13%, 10/18/2033	EUR	150,000	134,874
1.63%, 10/18/2041	EUR	200,000	151,378
Thermo Fisher Scientific, Inc. Series EMTN, 1.88%, 10/1/2049	EUR	270,000	186,718
T-Mobile USA, Inc.:
3.15%, 2/11/2032	EUR	200,000	210,970
3.50%, 2/11/2037	EUR	100,000	102,673
Toyota Motor Credit Corp.:
Series EMTN, 0.13%, 11/5/2027	EUR	100,000	101,152
Series EMTN, 0.25%, 7/16/2026	EUR	250,000	262,217
Series EMTN, 4.05%, 9/13/2029	EUR	300,000	338,174
Upjohn Finance BV 1.91%, 6/23/2032	EUR	250,000	230,811
Verizon Communications, Inc.:
0.38%, 3/22/2029	EUR	200,000	195,240
0.75%, 3/22/2032	EUR	200,000	180,056
1.25%, 4/8/2030	EUR	200,000	197,337
1.30%, 5/18/2033	EUR	170,000	153,871
2.63%, 12/1/2031	EUR	200,000	206,863
Series 20Y, 2.88%, 1/15/2038	EUR	250,000	238,602

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description		Principal Amount	Value
3.38%, 10/27/2036	GBP	100,000	$101,964
Series EMTN, 3.75%, 2/28/2036	EUR	150,000	159,305
4.25%, 10/31/2030	EUR	375,000	424,605
4.75%, 10/31/2034	EUR	325,000	376,817
Visa, Inc. 1.50%, 6/15/2026	EUR	250,000	266,955
Walmart, Inc.:
4.88%, 9/21/2029	EUR	51,000	59,827
5.25%, 9/28/2035	GBP	138,000	178,372
5.63%, 3/27/2034	GBP	200,000	267,272
Wells Fargo & Co.:
Series EMTN, 0.63%, 3/25/2030	EUR	300,000	284,490
Series EMTN, 1.00%, 2/2/2027	EUR	300,000	313,998
Series EMTN, 1.38%, 10/26/2026	EUR	200,000	211,886
Series EMTN, 2.00%, 4/27/2026	EUR	400,000	429,497
4.63%, 11/2/2035	GBP	150,000	178,401
Series EMTN, 3 mo. EUR EURIBOR - 1.85%, 1.74%, 5/4/2030 (b)	EUR	400,000	407,714
Series EMTN, 3 mo. EUR EURIBOR + 1.22%, 3.90%, 7/22/2032 (b)	EUR	250,000	274,506
			47,071,235
TOTAL CORPORATE BONDS & NOTES (Cost $187,246,505)			180,440,214
	Shares
SHORT-TERM INVESTMENTS — 8.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (d) (e)	111,359	111,359
State Street Navigator Securities Lending Portfolio II (f) (g)	16,155,604	16,155,604
TOTAL SHORT-TERM INVESTMENTS (Cost $16,266,963)		16,266,963
TOTAL INVESTMENTS — 106.9% (Cost $203,513,468)		196,707,177
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.9)%		(12,650,397)
NET ASSETS — 100.0%		$184,056,780

(a)	All or a portion of the shares of the security are on loan at March 31, 2025.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2025. Maturity date shown is the final maturity.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
DMTN	Domestic Medium Term Note
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
SONIA	Sterling Overnight Index Average
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$180,440,214	$—	$180,440,214
Short-Term Investments	16,266,963	—	—	16,266,963
TOTAL INVESTMENTS	$16,266,963	$180,440,214	$—	$196,707,177
Sector Breakdown as of March 31, 2025

% of Total Investments
Financial	50.7%
Consumer, Non-cyclical	11.6
Communications	7.8
Consumer, Cyclical	6.7
Industrial	4.6
Utilities	3.8
Energy	3.3
Technology	2.8
Basic Materials	0.4
Short-Term Investments	8.3
TOTAL	100.0%
(The sector breakdown is expressed as a percentage of total investments and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	15,125	$15,125	$14,749,152	$14,652,918	$—	$—	111,359	$111,359	$2,875
State Street Navigator Securities Lending Portfolio II	17,057,091	17,057,091	16,945,249	17,846,736	—	—	16,155,604	16,155,604	8,839
Total		$17,072,216	$31,694,401	$32,499,654	$—	$—		$16,266,963	$11,714
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 98.8%
AUSTRALIA — 4.0%
Australia Government Bonds:
0.50%, 9/21/2026	AUD	1,809,000	$1,075,953
1.00%, 12/21/2030	AUD	3,663,000	1,941,031
1.00%, 11/21/2031	AUD	2,137,000	1,094,221
1.25%, 5/21/2032	AUD	3,005,000	1,539,193
1.50%, 6/21/2031	AUD	3,380,000	1,816,491
1.75%, 11/21/2032	AUD	2,598,000	1,360,285
1.75%, 6/21/2051	AUD	1,625,000	534,126
2.25%, 5/21/2028	AUD	3,182,000	1,898,096
2.50%, 5/21/2030	AUD	3,953,000	2,307,705
2.75%, 11/21/2027	AUD	3,335,000	2,029,284
2.75%, 11/21/2028	AUD	3,853,000	2,321,620
2.75%, 11/21/2029	AUD	3,547,000	2,111,247
2.75%, 6/21/2035	AUD	1,287,000	692,273
2.75%, 5/21/2041	AUD	1,101,000	533,763
3.00%, 11/21/2033	AUD	2,191,000	1,237,350
3.00%, 3/21/2047	AUD	1,635,000	758,371
3.25%, 4/21/2029	AUD	4,314,000	2,636,789
3.25%, 6/21/2039	AUD	1,460,000	780,498
3.50%, 12/21/2034	AUD	2,018,000	1,169,503
3.75%, 5/21/2034	AUD	2,337,000	1,391,074
3.75%, 4/21/2037	AUD	1,826,000	1,058,221
4.25%, 4/21/2026	AUD	3,740,000	2,341,628
4.25%, 6/21/2034	AUD	1,874,000	1,159,142
4.25%, 12/21/2035	AUD	2,850,000	1,747,526
4.50%, 4/21/2033	AUD	2,753,000	1,745,382
4.75%, 4/21/2027	AUD	3,538,000	2,250,651
4.75%, 6/21/2054	AUD	649,000	390,201
			39,921,624
AUSTRIA — 2.6%
Republic of Austria Government Bonds:
Zero Coupon, 10/20/2028	EUR	1,131,000	1,124,014
Zero Coupon, 2/20/2030	EUR	1,311,000	1,252,176
Zero Coupon, 2/20/2031	EUR	1,382,000	1,276,531
Zero Coupon, 10/20/2040	EUR	354,000	226,929
0.25%, 10/20/2036	EUR	756,000	583,859
0.50%, 4/20/2027	EUR	1,192,000	1,244,862
0.50%, 2/20/2029	EUR	1,335,000	1,340,437
0.70%, 4/20/2071	EUR	515,000	214,438
0.75%, 10/20/2026	EUR	748,000	791,171
0.75%, 2/20/2028	EUR	1,236,000	1,278,689
0.75%, 3/20/2051	EUR	810,000	471,578
0.85%, 6/30/2120	EUR	400,000	152,394
0.90%, 2/20/2032	EUR	1,165,000	1,107,960
1.50%, 2/20/2047	EUR	992,000	749,478
1.50%, 11/2/2086	EUR	215,000	120,835
Security Description		Principal Amount	Value
1.85%, 5/23/2049	EUR	600,000	$477,326
2.00%, 7/15/2026	EUR	489,000	527,277
2.10%, 9/20/2117	EUR	546,000	385,548
2.40%, 5/23/2034	EUR	929,000	953,706
2.50%, 10/20/2029	EUR	934,000	1,009,047
2.90%, 5/23/2029	EUR	600,000	659,404
2.90%, 2/20/2033	EUR	2,028,000	2,186,568
2.90%, 2/20/2034	EUR	1,186,000	1,268,829
3.15%, 6/20/2044	EUR	1,056,000	1,087,518
3.15%, 10/20/2053	EUR	598,000	600,014
3.45%, 10/20/2030	EUR	698,000	785,659
3.80%, 1/26/2062	EUR	665,000	755,429
4.15%, 3/15/2037	EUR	1,843,000	2,167,488
6.25%, 7/15/2027	EUR	1,098,000	1,291,563
			26,090,727
BELGIUM — 3.7%
Kingdom of Belgium Government Bonds:
Zero Coupon, 10/22/2027	EUR	927,000	947,089
Zero Coupon, 10/22/2031	EUR	1,368,000	1,230,726
0.10%, 6/22/2030	EUR	1,283,200	1,216,938
0.35%, 6/22/2032	EUR	634,000	570,426
0.65%, 6/22/2071	EUR	561,000	203,243
0.80%, 6/22/2027	EUR	1,618,000	1,696,884
0.80%, 6/22/2028	EUR	1,668,000	1,717,812
0.90%, 6/22/2029	EUR	1,394,000	1,411,993
1.00%, 6/22/2026	EUR	414,000	441,227
1.00%, 6/22/2031	EUR	1,563,000	1,519,407
1.25%, 4/22/2033	EUR	1,125,000	1,066,961
1.40%, 6/22/2053	EUR	1,100,000	681,066
1.45%, 6/22/2037	EUR	675,000	586,006
1.60%, 6/22/2047	EUR	888,000	641,122
1.70%, 6/22/2050	EUR	1,194,000	838,124
1.90%, 6/22/2038	EUR	795,000	713,976
2.15%, 6/22/2066	EUR	971,000	669,322
2.25%, 6/22/2057	EUR	830,000	615,448
2.70%, 10/22/2029	EUR	1,787,000	1,943,985
2.75%, 4/22/2039	EUR	867,000	855,291
2.85%, 10/22/2034	EUR	1,547,000	1,621,272
3.00%, 6/22/2033	EUR	1,964,000	2,114,840
3.00%, 6/22/2034	EUR	1,192,000	1,272,550
3.30%, 6/22/2054	EUR	1,296,000	1,241,086
3.45%, 6/22/2043	EUR	621,000	644,914
3.75%, 6/22/2045	EUR	1,093,000	1,173,640
4.00%, 3/28/2032	EUR	1,328,000	1,532,648
4.25%, 3/28/2041	EUR	1,754,000	2,025,006
5.00%, 3/28/2035	EUR	2,460,000	3,050,823
5.50%, 3/28/2028	EUR	2,277,000	2,685,360
			36,929,185

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description		Principal Amount	Value
CANADA — 4.5%
Canada Government Bonds:
0.50%, 12/1/2030	CAD	2,448,000	$1,506,168
1.00%, 9/1/2026	CAD	950,000	646,805
1.00%, 6/1/2027	CAD	1,025,000	690,747
1.25%, 3/1/2027	CAD	1,212,000	823,411
1.25%, 6/1/2030	CAD	2,981,000	1,931,742
1.50%, 6/1/2031	CAD	2,722,000	1,758,780
1.50%, 12/1/2031	CAD	1,222,000	783,099
1.75%, 12/1/2053	CAD	2,198,000	1,107,300
2.00%, 6/1/2028	CAD	603,000	412,734
2.00%, 6/1/2032	CAD	1,886,000	1,240,652
2.00%, 12/1/2051	CAD	3,470,000	1,879,574
2.25%, 6/1/2029	CAD	979,000	672,277
2.25%, 12/1/2029	CAD	355,000	242,966
2.50%, 12/1/2032	CAD	1,728,000	1,171,342
2.75%, 5/1/2027	CAD	1,000,000	698,843
2.75%, 9/1/2027	CAD	1,244,000	869,828
2.75%, 3/1/2030	CAD	1,703,000	1,190,461
2.75%, 6/1/2033	CAD	1,444,000	993,568
2.75%, 12/1/2048	CAD	1,096,000	702,240
2.75%, 12/1/2055	CAD	2,247,000	1,415,208
2.75%, 12/1/2064	CAD	671,000	425,291
3.00%, 4/1/2026	CAD	778,000	543,143
3.00%, 2/1/2027	CAD	1,840,000	1,290,755
3.00%, 6/1/2034	CAD	2,075,000	1,448,009
3.25%, 11/1/2026	CAD	1,990,000	1,399,340
3.25%, 8/24/2027	CAD	1,000,000	707,285
3.25%, 9/1/2028	CAD	1,720,000	1,223,055
3.25%, 12/1/2033	CAD	1,508,000	1,074,675
3.25%, 12/1/2034	CAD	1,992,000	1,415,804
3.25%, 6/1/2035	CAD	650,000	461,090
3.50%, 3/1/2028	CAD	1,000,000	714,275
3.50%, 9/1/2029	CAD	3,865,000	2,786,667
3.50%, 3/1/2034	CAD	940,000	682,031
3.50%, 12/1/2045	CAD	1,441,000	1,047,933
3.50%, 12/1/2057	CAD	150,000	109,104
4.00%, 5/1/2026	CAD	1,945,000	1,372,764
4.00%, 8/1/2026	CAD	2,170,000	1,537,538
4.00%, 3/1/2029	CAD	1,875,000	1,372,160
4.00%, 6/1/2041	CAD	1,560,000	1,201,750
5.00%, 6/1/2037	CAD	1,036,000	860,897
5.75%, 6/1/2029	CAD	1,172,000	916,892
5.75%, 6/1/2033	CAD	1,497,000	1,253,007
8.00%, 6/1/2027	CAD	415,000	321,836
			44,903,046
CHILE — 0.4%
Bonos de la Tesoreria de la Republica en pesos:
Zero Coupon, 5/6/2027	CLP	220,000,000	208,253
Zero Coupon, 4/1/2029	CLP	590,000,000	517,863
4.70%, 9/1/2030	CLP	330,000,000	329,610
5.00%, 10/1/2028	CLP	195,000,000	201,124
5.00%, 3/1/2035	CLP	365,000,000	361,598
Security Description		Principal Amount	Value
5.10%, 7/15/2050	CLP	240,000,000	$232,871
5.30%, 11/1/2037	CLP	170,000,000	170,672
5.80%, 10/1/2029	CLP	310,000,000	326,095
5.80%, 10/1/2034	CLP	95,000,000	100,074
6.00%, 4/1/2033	CLP	415,000,000	439,618
6.00%, 1/1/2043	CLP	330,000,000	355,737
6.20%, 10/1/2040	CLP	140,000,000	153,716
7.00%, 5/1/2034	CLP	275,000,000	315,648
			3,712,879
CHINA — 4.5%
China Government Bonds:
1.06%, 12/15/2026	CNY	3,000,000	410,494
1.35%, 9/25/2026	CNY	5,500,000	755,616
1.42%, 11/15/2027	CNY	3,250,000	446,793
1.43%, 1/25/2030	CNY	5,750,000	784,033
1.45%, 2/25/2028	CNY	1,750,000	240,237
1.49%, 12/25/2031	CNY	2,150,000	291,170
1.61%, 2/15/2035	CNY	2,500,000	338,096
1.62%, 8/15/2027	CNY	5,000,000	689,394
1.67%, 6/15/2026	CNY	3,900,000	538,271
1.74%, 10/15/2029	CNY	2,500,000	345,706
1.79%, 3/25/2032	CNY	2,500,000	345,016
1.85%, 5/15/2027	CNY	4,650,000	644,125
1.87%, 9/15/2031	CNY	5,070,000	703,838
1.91%, 7/15/2029	CNY	3,950,000	550,638
2.04%, 2/25/2027	CNY	4,920,000	683,924
2.04%, 11/25/2034	CNY	2,700,000	377,432
2.05%, 4/15/2029	CNY	5,400,000	755,647
2.11%, 8/25/2034	CNY	4,500,000	633,372
2.12%, 6/25/2031	CNY	4,800,000	675,336
2.18%, 8/15/2026	CNY	7,000,000	972,687
2.27%, 5/25/2034	CNY	5,900,000	844,583
2.28%, 3/25/2031	CNY	5,000,000	709,175
2.30%, 5/15/2026	CNY	2,000,000	277,943
2.35%, 2/25/2034	CNY	3,700,000	529,894
2.37%, 1/20/2027	CNY	1,400,000	195,774
2.37%, 1/15/2029	CNY	4,150,000	586,919
2.39%, 11/15/2026	CNY	4,250,000	593,292
2.40%, 7/15/2028	CNY	4,500,000	635,325
2.44%, 10/15/2027	CNY	6,050,000	850,430
2.48%, 4/15/2027	CNY	3,750,000	526,164
2.48%, 9/25/2028	CNY	5,750,000	814,397
2.50%, 7/25/2027	CNY	4,500,000	631,997
2.52%, 8/25/2033	CNY	5,000,000	723,080
2.55%, 10/15/2028	CNY	4,870,000	692,013
2.60%, 9/15/2030	CNY	4,300,000	619,179
2.60%, 9/1/2032	CNY	7,500,000	1,088,382
2.62%, 4/15/2028	CNY	4,450,000	631,543
2.62%, 6/25/2030	CNY	4,000,000	575,586
2.64%, 1/15/2028	CNY	5,500,000	779,414
2.65%, 3/25/2074	CNY	1,500,000	237,096
2.67%, 5/25/2033	CNY	5,400,000	788,609
2.69%, 8/12/2026	CNY	4,000,000	560,183
2.69%, 8/15/2032	CNY	4,000,000	584,576
2.75%, 6/15/2029	CNY	2,550,000	366,601

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description		Principal Amount	Value
2.75%, 2/17/2032	CNY	5,650,000	$827,777
2.76%, 5/15/2032	CNY	2,650,000	388,601
2.79%, 12/15/2029	CNY	2,000,000	289,306
2.80%, 3/24/2029	CNY	4,000,000	575,109
2.80%, 3/25/2030	CNY	3,600,000	522,311
2.80%, 11/15/2032	CNY	7,750,000	1,141,065
2.85%, 6/4/2027	CNY	6,700,000	949,282
2.88%, 2/25/2033	CNY	3,850,000	571,640
2.89%, 11/18/2031	CNY	6,400,000	942,955
3.00%, 10/15/2053	CNY	4,500,000	740,688
3.12%, 10/25/2052	CNY	3,500,000	580,075
3.19%, 4/15/2053	CNY	5,500,000	923,202
3.25%, 6/6/2026	CNY	9,350,000	1,318,042
3.25%, 11/22/2028	CNY	6,470,000	946,233
3.27%, 11/19/2030	CNY	8,350,000	1,252,200
3.27%, 3/25/2073	CNY	3,750,000	683,226
3.32%, 4/15/2052	CNY	4,000,000	683,962
3.39%, 3/16/2050	CNY	3,550,000	607,560
3.40%, 7/15/2072	CNY	1,000,000	187,897
3.76%, 3/22/2071	CNY	2,500,000	501,550
3.81%, 9/14/2050	CNY	2,500,000	460,689
4.08%, 10/22/2048	CNY	19,330,000	3,623,811
4.63%, 8/11/2034	CNY	500,000	88,898
			44,830,059
COLOMBIA — 0.7%
Colombia TES:
5.75%, 11/3/2027	COP	2,259,000,000	483,301
6.00%, 4/28/2028	COP	3,567,000,000	755,331
6.25%, 7/9/2036	COP	1,735,000,000	259,589
7.00%, 3/26/2031	COP	3,132,000,000	598,905
7.00%, 6/30/2032	COP	4,245,000,000	777,711
7.25%, 10/18/2034	COP	2,024,000,000	349,644
7.25%, 10/26/2050	COP	2,162,000,000	298,302
7.50%, 8/26/2026	COP	2,284,000,000	530,969
9.25%, 5/28/2042	COP	4,880,000,000	880,394
11.50%, 7/25/2046	COP	4,064,000,000	861,213
13.25%, 2/9/2033	COP	3,627,400,000	913,190
			6,708,549
CROATIA — 0.3%
Croatia Government Bonds 2.13%, 7/15/2026	EUR	150,000	160,861
Croatia Government International Bonds:
1.13%, 6/19/2029	EUR	191,000	193,620
1.50%, 6/17/2031	EUR	150,000	148,360
2.88%, 4/22/2032	EUR	750,000	799,891
3.00%, 3/20/2027	EUR	1,000,000	1,091,130
3.38%, 3/12/2034	EUR	175,000	189,940
			2,583,802
Security Description		Principal Amount	Value
CYPRUS — 0.1%
Cyprus Government International Bonds:
Series EMTN, 0.63%, 1/21/2030	EUR	124,000	$121,735
Series EMTN, 0.95%, 1/20/2032	EUR	150,000	143,213
Series EMTN, 1.25%, 1/21/2040	EUR	100,000	75,845
Series EMTN, 1.50%, 4/16/2027	EUR	175,000	185,694
Series EMTN, 2.38%, 9/25/2028	EUR	50,000	53,463
Series EMTN, 2.75%, 2/26/2034	EUR	100,000	105,100
Series EMTN, 2.75%, 5/3/2049	EUR	250,000	221,704
			906,754
CZECH REPUBLIC — 0.9%
Czech Republic Government Bonds:
0.05%, 11/29/2029	CZK	8,480,000	309,527
0.25%, 2/10/2027	CZK	12,720,000	518,761
0.95%, 5/15/2030	CZK	13,330,000	500,326
1.00%, 6/26/2026	CZK	7,690,000	323,096
1.20%, 3/13/2031	CZK	8,410,000	311,996
1.50%, 4/24/2040	CZK	7,600,000	221,474
1.75%, 6/23/2032	CZK	10,600,000	393,181
1.95%, 7/30/2037	CZK	3,500,000	115,919
2.00%, 10/13/2033	CZK	22,380,000	818,468
2.50%, 8/25/2028	CZK	14,500,000	605,002
2.75%, 7/23/2029	CZK	15,750,000	655,151
3.00%, 3/3/2033	CZK	7,470,000	298,638
3.50%, 5/30/2035	CZK	9,400,000	381,133
3.60%, 6/3/2036	CZK	6,000,000	243,276
4.20%, 12/4/2036	CZK	8,690,000	369,467
4.50%, 11/11/2032	CZK	11,900,000	527,997
4.85%, 11/26/2057	CZK	1,750,000	76,129
4.90%, 4/14/2034	CZK	6,350,000	288,806
5.00%, 9/30/2030	CZK	17,600,000	803,703
5.50%, 12/12/2028	CZK	11,400,000	524,561
5.75%, 3/29/2029	CZK	8,200,000	381,541
6.20%, 6/16/2031	CZK	3,700,000	179,622
			8,847,774
DENMARK — 0.6%
Denmark Government Bonds:
Zero Coupon, 11/15/2031	DKK	8,046,000	1,001,873
0.25%, 11/15/2052	DKK	4,117,000	306,509
0.50%, 11/15/2027	DKK	5,280,000	737,424
0.50%, 11/15/2029	DKK	3,165,000	425,669
2.25%, 11/15/2026	DKK	1,000,000	145,899
2.25%, 11/15/2033	DKK	4,813,000	685,916

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description		Principal Amount	Value
4.50%, 11/15/2039	DKK	13,589,000	$2,370,121
			5,673,411
ESTONIA — 0.0% (a)
Estonia Government International Bonds:
0.13%, 6/10/2030	EUR	188,000	175,021
4.00%, 10/12/2032	EUR	175,000	199,510
			374,531
FINLAND — 1.2%
Finland Government Bonds:
Zero Coupon, 9/15/2026	EUR	196,000	205,427
Zero Coupon, 9/15/2030	EUR	509,000	477,404
0.13%, 9/15/2031	EUR	646,000	590,361
0.13%, 4/15/2036	EUR	296,000	228,630
0.13%, 4/15/2052	EUR	834,000	380,014
0.25%, 9/15/2040	EUR	365,000	245,632
0.50%, 4/15/2026	EUR	549,000	583,542
0.50%, 9/15/2027	EUR	579,000	600,272
0.50%, 9/15/2028	EUR	542,000	550,045
0.50%, 9/15/2029	EUR	755,000	747,812
0.50%, 4/15/2043	EUR	458,000	299,837
0.75%, 4/15/2031	EUR	471,000	453,725
1.13%, 4/15/2034	EUR	441,000	404,799
1.38%, 4/15/2027	EUR	408,000	434,106
1.38%, 4/15/2047	EUR	665,000	487,121
1.50%, 9/15/2032	EUR	595,000	583,696
2.50%, 4/15/2030	EUR	677,000	729,341
2.63%, 7/4/2042	EUR	535,000	518,259
2.75%, 7/4/2028	EUR	495,000	542,277
2.75%, 4/15/2038	EUR	450,000	456,452
2.88%, 4/15/2029	EUR	677,000	743,530
2.95%, 4/15/2055	EUR	215,000	206,676
3.00%, 9/15/2033	EUR	1,035,000	1,118,634
3.00%, 9/15/2034	EUR	595,000	638,004
			12,225,596
FRANCE — 5.0%
French Republic Government Bonds OAT:
Zero Coupon, 2/25/2027	EUR	588,000	609,866
Zero Coupon, 11/25/2029	EUR	1,320,000	1,261,364
Zero Coupon, 11/25/2030	EUR	1,358,000	1,252,296
Zero Coupon, 11/25/2031	EUR	1,352,000	1,200,124
Zero Coupon, 5/25/2032	EUR	1,024,000	890,855
0.25%, 11/25/2026	EUR	617,000	646,369
0.50%, 5/25/2026	EUR	278,000	294,919
Security Description		Principal Amount	Value
0.50%, 5/25/2029	EUR	1,099,000	$1,090,691
0.50%, 5/25/2040	EUR	833,000	564,754
0.50%, 6/25/2044	EUR	374,000	222,587
0.50%, 5/25/2072	EUR	160,000	50,575
0.75%, 2/25/2028	EUR	1,282,000	1,323,878
0.75%, 5/25/2028	EUR	1,539,000	1,580,411
0.75%, 11/25/2028	EUR	1,357,000	1,377,334
0.75%, 5/25/2052	EUR	763,000	387,731
0.75%, 5/25/2053	EUR	800,000	395,004
1.00%, 5/25/2027	EUR	1,162,000	1,224,122
1.25%, 5/25/2034	EUR	1,409,000	1,275,825
1.25%, 5/25/2036	EUR	1,174,000	1,006,582
1.25%, 5/25/2038	EUR	610,000	494,936
1.50%, 5/25/2031	EUR	1,180,000	1,175,511
1.50%, 5/25/2050	EUR	265,000	174,765
1.75%, 6/25/2039	EUR	894,000	762,213
1.75%, 5/25/2066	EUR	499,000	297,708
2.00%, 11/25/2032	EUR	350,000	348,905
2.00%, 5/25/2048	EUR	576,000	441,352
2.50%, 9/24/2026	EUR	1,035,000	1,123,933
2.50%, 9/24/2027	EUR	2,149,000	2,333,685
2.50%, 5/25/2030	EUR	1,645,000	1,755,859
2.50%, 5/25/2043	EUR	591,000	526,308
2.75%, 10/25/2027	EUR	1,534,000	1,676,537
2.75%, 2/25/2029	EUR	1,601,000	1,741,800
2.75%, 2/25/2030	EUR	1,732,000	1,871,749
3.00%, 5/25/2033	EUR	1,613,000	1,716,711
3.00%, 11/25/2034	EUR	1,325,000	1,385,620
3.00%, 6/25/2049	EUR	548,000	506,033
3.00%, 5/25/2054	EUR	775,000	686,928
3.25%, 5/25/2045	EUR	1,191,000	1,175,289
3.25%, 5/25/2055	EUR	814,000	753,399
3.50%, 4/25/2026	EUR	1,771,000	1,941,023
3.50%, 11/25/2033	EUR	1,483,000	1,628,097
4.00%, 10/25/2038	EUR	956,000	1,070,238
4.00%, 4/25/2055	EUR	906,000	966,561
4.00%, 4/25/2060	EUR	612,000	650,226
4.50%, 4/25/2041	EUR	1,330,000	1,562,899
4.75%, 4/25/2035	EUR	966,000	1,160,539
5.50%, 4/25/2029	EUR	1,196,000	1,436,142
5.75%, 10/25/2032	EUR	1,104,000	1,402,981
			49,423,234
GERMANY — 4.5%
Bundesobligation:
Zero Coupon, 4/10/2026	EUR	244,000	258,184
Zero Coupon, 10/9/2026	EUR	531,000	556,733
Zero Coupon, 4/16/2027	EUR	610,000	632,951
1.30%, 10/15/2027	EUR	578,000	613,228
2.10%, 4/12/2029	EUR	1,043,000	1,121,402
2.20%, 4/13/2028	EUR	650,000	704,129
2.40%, 10/19/2028	EUR	1,666,000	1,813,714
2.50%, 10/11/2029	EUR	1,151,000	1,254,986

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description		Principal Amount	Value
Bundesrepublik Deutschland Bundesanleihe:
Zero Coupon, 8/15/2026	EUR	559,000	$588,007
Zero Coupon, 11/15/2027	EUR	371,000	380,090
Zero Coupon, 11/15/2028	EUR	542,000	542,687
Zero Coupon, 8/15/2029	EUR	429,000	420,915
Zero Coupon, 2/15/2030	EUR	484,000	468,445
Zero Coupon, 8/15/2030	EUR	892,000	852,283
Zero Coupon, 2/15/2031	EUR	595,000	560,115
Zero Coupon, 8/15/2031	EUR	709,000	657,819
Zero Coupon, 2/15/2032	EUR	260,000	237,245
Zero Coupon, 5/15/2036	EUR	694,000	549,206
Zero Coupon, 8/15/2050	EUR	1,814,000	919,431
Zero Coupon, 8/15/2052	EUR	1,092,000	521,044
0.25%, 2/15/2027	EUR	422,000	441,390
0.25%, 8/15/2028	EUR	713,000	724,191
0.25%, 2/15/2029	EUR	120,000	120,590
0.50%, 8/15/2027	EUR	563,000	587,106
0.50%, 2/15/2028	EUR	787,000	813,603
1.00%, 5/15/2038	EUR	593,000	507,109
1.25%, 8/15/2048	EUR	1,118,000	848,041
1.70%, 8/15/2032	EUR	750,000	766,149
1.80%, 8/15/2053	EUR	1,328,000	1,091,793
2.10%, 11/15/2029	EUR	977,000	1,046,758
2.20%, 2/15/2034	EUR	1,145,000	1,192,090
2.30%, 2/15/2033	EUR	1,972,000	2,088,977
2.40%, 11/15/2030	EUR	897,000	969,625
2.50%, 7/4/2044	EUR	844,000	839,908
2.50%, 8/15/2046	EUR	789,000	779,161
2.50%, 8/15/2054	EUR	400,000	383,700
2.60%, 8/15/2033	EUR	1,050,000	1,132,634
2.60%, 8/15/2034	EUR	1,175,000	1,258,841
3.25%, 7/4/2042	EUR	972,000	1,080,660
4.00%, 1/4/2037	EUR	1,179,000	1,418,154
4.25%, 7/4/2039	EUR	1,155,000	1,432,055
4.75%, 7/4/2028	EUR	1,082,000	1,264,779
4.75%, 7/4/2034	EUR	932,000	1,178,801
4.75%, 7/4/2040	EUR	946,000	1,239,847
5.50%, 1/4/2031	EUR	1,263,000	1,590,575
5.63%, 1/4/2028	EUR	1,319,000	1,559,538
6.25%, 1/4/2030	EUR	1,059,000	1,345,191
6.50%, 7/4/2027	EUR	1,043,000	1,236,448
Security Description		Principal Amount	Value
Bundesschatzanweisungen:
2.00%, 12/10/2026	EUR	905,000	$977,120
2.70%, 9/17/2026	EUR	600,000	654,289
2.90%, 6/18/2026	EUR	500,000	545,508
			44,767,245
GREECE — 0.8%
Hellenic Republic Government Bonds:
0.75%, 6/18/2031	EUR	450,000	424,673
1.50%, 6/18/2030	EUR	700,000	709,607
1.75%, 6/18/2032	EUR	300,000	295,206
1.88%, 1/24/2052	EUR	350,000	242,821
2.00%, 4/22/2027	EUR	525,000	565,739
3.38%, 6/15/2034	EUR	550,000	591,363
3.88%, 6/15/2028	EUR	1,000,000	1,128,745
4.13%, 6/15/2054	EUR	300,000	314,915
4.25%, 6/15/2033	EUR	1,250,000	1,438,869
4.38%, 7/18/2038	EUR	1,750,000	1,988,935
			7,700,873
HONG KONG — 0.1%
Hong Kong Government Bonds Programme:
1.25%, 6/29/2027	HKD	1,800,000	223,189
1.59%, 3/4/2036	HKD	200,000	21,297
1.89%, 3/2/2032	HKD	800,000	93,707
1.97%, 1/17/2029	HKD	600,000	74,291
2.02%, 3/7/2034	HKD	300,000	34,457
2.13%, 7/16/2030	HKD	500,000	61,120
Hong Kong Government Infrastructure Bonds Programme 2.89%, 10/25/2027	HKD	950,000	121,514
			629,575
HUNGARY — 0.4%
Hungary Government Bonds:
2.00%, 5/23/2029	HUF	85,000,000	189,210
2.25%, 4/20/2033	HUF	66,720,000	128,261
2.25%, 6/22/2034	HUF	40,000,000	72,610
2.75%, 12/22/2026 (b)	HUF	97,780,000	247,337
3.00%, 10/27/2027	HUF	191,260,000	472,564
3.00%, 8/21/2030	HUF	169,210,000	375,931
3.00%, 10/27/2038	HUF	103,500,000	176,201
3.00%, 4/25/2041	HUF	134,630,000	215,243
3.25%, 10/22/2031	HUF	135,000,000	293,195
4.50%, 3/23/2028	HUF	100,000,000	252,120
4.50%, 5/27/2032	HUF	71,000,000	163,876
4.75%, 11/24/2032	HUF	183,000,000	424,968
6.75%, 10/22/2028	HUF	228,870,000	612,999
9.50%, 10/21/2026	HUF	103,650,000	289,965
			3,914,480

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description		Principal Amount	Value
INDONESIA — 2.5%
Indonesia Treasury Bonds:
5.13%, 4/15/2027	IDR	11,782,000,000	$689,532
6.13%, 5/15/2028	IDR	23,599,000,000	1,399,466
6.25%, 6/15/2036	IDR	5,270,000,000	295,045
6.38%, 8/15/2028	IDR	19,328,000,000	1,153,565
6.38%, 4/15/2032	IDR	16,352,000,000	948,752
6.38%, 7/15/2037	IDR	10,555,000,000	596,013
6.50%, 7/15/2030	IDR	13,034,000,000	776,515
6.50%, 2/15/2031	IDR	24,990,000,000	1,471,451
6.63%, 5/15/2033	IDR	18,475,000,000	1,078,657
6.63%, 2/15/2034	IDR	28,598,000,000	1,670,890
6.75%, 7/15/2035	IDR	22,823,000,000	1,342,257
6.88%, 4/15/2029	IDR	29,962,000,000	1,816,537
6.88%, 8/15/2051	IDR	8,315,000,000	486,844
6.88%, 7/15/2054	IDR	7,780,000,000	453,987
7.00%, 5/15/2027	IDR	44,850,000,000	2,719,329
7.00%, 9/15/2030	IDR	18,400,000,000	1,113,544
7.00%, 2/15/2033	IDR	16,205,000,000	969,489
7.13%, 6/15/2038	IDR	9,658,000,000	576,736
7.13%, 6/15/2042	IDR	18,230,000,000	1,085,472
7.13%, 6/15/2043	IDR	13,000,000,000	774,046
7.38%, 5/15/2048	IDR	10,875,000,000	665,825
7.50%, 5/15/2038	IDR	15,342,000,000	946,048
7.50%, 4/15/2040	IDR	12,980,000,000	798,944
Perusahaan Penerbit SBSN Indonesia:
6.50%, 6/15/2039	IDR	2,814,000,000	164,419
6.75%, 6/15/2047	IDR	4,500,000,000	261,207
6.88%, 3/15/2036	IDR	10,000,000,000	605,561
			24,860,131
IRELAND — 1.1%
Ireland Government Bonds:
Zero Coupon, 10/18/2031	EUR	805,000	728,670
0.20%, 5/15/2027	EUR	671,000	696,254
0.20%, 10/18/2030	EUR	628,000	594,491
0.35%, 10/18/2032	EUR	489,000	439,948
0.40%, 5/15/2035	EUR	469,900	389,933
0.55%, 4/22/2041	EUR	419,000	299,307
0.90%, 5/15/2028	EUR	780,000	809,513
1.00%, 5/15/2026	EUR	185,000	197,401
1.10%, 5/15/2029	EUR	1,105,000	1,133,105
1.30%, 5/15/2033	EUR	531,000	509,661
1.35%, 3/18/2031	EUR	757,000	760,619
1.50%, 5/15/2050	EUR	802,000	593,516
1.70%, 5/15/2037	EUR	663,000	610,413
2.00%, 2/18/2045	EUR	1,072,000	934,588
2.40%, 5/15/2030	EUR	1,039,000	1,114,250
2.60%, 10/18/2034	EUR	905,000	945,727
3.00%, 10/18/2043	EUR	485,000	501,399
			11,258,795
Security Description		Principal Amount	Value
ISRAEL — 0.8%
Israel Government Bonds - Fixed:
1.00%, 3/31/2030	ILS	3,168,000	$726,081
1.30%, 4/30/2032	ILS	2,870,000	628,047
1.50%, 5/31/2037	ILS	2,578,000	494,763
2.00%, 3/31/2027	ILS	2,325,000	597,750
2.25%, 9/28/2028	ILS	3,360,000	843,460
2.80%, 11/29/2052	ILS	1,387,000	252,866
3.75%, 9/30/2027	ILS	2,765,000	732,740
3.75%, 2/28/2029	ILS	3,531,000	930,204
3.75%, 3/31/2047	ILS	3,265,000	744,860
4.00%, 3/30/2035	ILS	2,238,000	577,607
5.50%, 1/31/2042	ILS	2,948,000	859,238
6.25%, 10/30/2026	ILS	1,490,000	412,099
			7,799,715
ITALY — 4.5%
Italy Buoni Poliennali del Tesoro 3.50%, 2/15/2031	EUR	807,000	888,390
Italy Buoni Poliennali Del Tesoro:
0.90%, 4/1/2031	EUR	215,000	204,048
0.95%, 9/15/2027	EUR	527,000	551,476
0.95%, 8/1/2030	EUR	528,000	513,155
0.95%, 12/1/2031	EUR	265,000	247,028
0.95%, 6/1/2032	EUR	189,000	173,284
1.25%, 12/1/2026	EUR	313,000	333,491
1.35%, 4/1/2030	EUR	767,000	769,242
1.45%, 3/1/2036	EUR	268,000	228,171
1.50%, 4/30/2045	EUR	300,000	205,233
1.65%, 12/1/2030	EUR	269,000	269,321
1.65%, 3/1/2032	EUR	527,000	511,914
1.70%, 9/1/2051	EUR	441,000	281,469
2.00%, 2/1/2028	EUR	513,000	548,881
2.05%, 8/1/2027	EUR	503,000	541,249
2.15%, 9/1/2052	EUR	176,000	122,555
2.15%, 3/1/2072	EUR	328,000	204,927
2.20%, 6/1/2027	EUR	500,000	540,078
2.25%, 9/1/2036	EUR	395,000	363,388
2.45%, 9/1/2033	EUR	316,000	314,855
2.45%, 9/1/2050	EUR	444,000	338,246
2.65%, 12/1/2027	EUR	618,000	672,741
2.70%, 10/15/2027	EUR	405,000	441,025
2.70%, 3/1/2047	EUR	137,000	114,013
2.80%, 12/1/2028	EUR	735,000	801,252
2.80%, 6/15/2029	EUR	633,000	685,973
2.80%, 3/1/2067	EUR	220,000	164,831
2.95%, 2/15/2027	EUR	560,000	612,538
2.95%, 9/1/2038	EUR	371,000	355,847
3.00%, 8/1/2029	EUR	972,000	1,061,410
3.00%, 10/1/2029	EUR	635,000	690,160
3.10%, 8/28/2026	EUR	1,109,000	1,212,936
3.10%, 3/1/2040	EUR	415,000	396,420
3.15%, 11/15/2031	EUR	592,000	633,574

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description		Principal Amount	Value
3.25%, 3/1/2038	EUR	484,000	$481,882
3.25%, 9/1/2046	EUR	431,000	395,083
3.35%, 7/1/2029	EUR	1,317,000	1,454,448
3.35%, 3/1/2035	EUR	929,000	971,796
3.40%, 4/1/2028	EUR	569,000	631,323
3.45%, 7/15/2031	EUR	600,000	656,077
3.45%, 3/1/2048	EUR	741,000	694,054
3.50%, 3/1/2030	EUR	886,000	985,611
3.70%, 6/15/2030	EUR	604,000	674,137
3.80%, 4/15/2026	EUR	600,000	658,691
3.80%, 8/1/2028	EUR	816,000	916,698
3.85%, 9/15/2026	EUR	700,000	773,626
3.85%, 7/1/2034	EUR	1,109,000	1,214,419
3.85%, 2/1/2035	EUR	650,000	707,000
3.85%, 9/1/2049	EUR	683,000	676,851
4.00%, 11/15/2030	EUR	494,000	558,437
4.00%, 10/30/2031	EUR	310,000	350,903
4.00%, 4/30/2035	EUR	855,000	947,044
4.00%, 2/1/2037	EUR	1,219,000	1,331,594
4.10%, 2/1/2029	EUR	544,000	617,812
4.15%, 10/1/2039	EUR	894,000	965,552
4.20%, 3/1/2034	EUR	674,000	759,114
4.30%, 10/1/2054	EUR	150,000	155,826
4.35%, 11/1/2033	EUR	141,000	160,866
4.45%, 9/1/2043	EUR	350,000	384,508
4.50%, 10/1/2053	EUR	350,000	377,356
4.75%, 9/1/2028	EUR	1,041,000	1,205,918
4.75%, 9/1/2044	EUR	781,000	892,471
5.00%, 8/1/2034	EUR	906,000	1,081,568
5.00%, 8/1/2039	EUR	753,000	891,263
5.00%, 9/1/2040	EUR	808,000	952,534
5.25%, 11/1/2029	EUR	895,000	1,069,824
5.75%, 2/1/2033	EUR	617,000	770,649
6.00%, 5/1/2031	EUR	1,112,000	1,392,242
6.50%, 11/1/2027	EUR	1,116,000	1,331,443
7.25%, 11/1/2026	EUR	755,000	880,502
			44,962,243
JAPAN — 23.1%
Japan Government Five Year Bonds:
0.01%, 6/20/2026	JPY	286,300,000	1,898,456
0.01%, 9/20/2026	JPY	286,400,000	1,894,580
0.01%, 12/20/2026	JPY	260,850,000	1,720,923
0.01%, 3/20/2027	JPY	202,050,000	1,329,714
0.01%, 6/20/2027	JPY	315,000,000	2,067,848
0.10%, 3/20/2027	JPY	103,950,000	685,400
0.10%, 9/20/2027	JPY	292,650,000	1,920,484
0.10%, 3/20/2028	JPY	208,200,000	1,359,496
0.10%, 6/20/2028	JPY	113,450,000	738,502
0.20%, 12/20/2027	JPY	238,000,000	1,562,343
0.20%, 3/20/2028	JPY	159,800,000	1,046,544
0.20%, 6/20/2028	JPY	120,500,000	786,924
0.20%, 12/20/2028	JPY	129,900,000	843,229
0.30%, 12/20/2027	JPY	184,050,000	1,211,648
0.30%, 6/20/2028	JPY	128,500,000	841,849
Security Description		Principal Amount	Value
0.30%, 9/20/2028	JPY	130,000,000	$849,547
0.30%, 12/20/2028	JPY	100,000,000	651,531
0.40%, 9/20/2028	JPY	259,350,000	1,700,499
0.40%, 12/20/2028	JPY	250,000,000	1,634,763
0.40%, 3/20/2029	JPY	150,000,000	978,320
0.40%, 6/20/2029	JPY	137,000,000	891,041
0.50%, 3/20/2029	JPY	202,000,000	1,322,915
0.50%, 6/20/2029	JPY	184,000,000	1,201,795
0.60%, 3/20/2029	JPY	189,600,000	1,246,575
0.60%, 6/20/2029	JPY	188,000,000	1,233,176
0.60%, 9/20/2029	JPY	200,000,000	1,309,215
0.70%, 9/20/2029	JPY	304,000,000	1,998,626
0.90%, 12/20/2029	JPY	100,000,000	662,151
1.00%, 12/20/2029	JPY	175,000,000	1,164,509
1.10%, 12/20/2029	JPY	200,000,000	1,336,713
Japan Government Forty Year Bonds:
0.40%, 3/20/2056	JPY	64,200,000	235,665
0.50%, 3/20/2059	JPY	106,350,000	381,790
0.50%, 3/20/2060	JPY	90,700,000	319,500
0.70%, 3/20/2061	JPY	125,700,000	472,262
0.80%, 3/20/2058	JPY	94,350,000	387,798
0.90%, 3/20/2057	JPY	111,100,000	480,411
1.00%, 3/20/2062	JPY	123,300,000	512,362
1.30%, 3/20/2063	JPY	158,100,000	721,145
1.40%, 3/20/2055	JPY	89,650,000	462,560
1.70%, 3/20/2054	JPY	108,850,000	611,326
1.90%, 3/20/2053	JPY	61,350,000	364,379
2.00%, 3/20/2052	JPY	62,100,000	379,111
2.20%, 3/20/2049	JPY	112,450,000	732,151
2.20%, 3/20/2050	JPY	61,600,000	398,538
2.20%, 3/20/2051	JPY	82,950,000	531,892
2.20%, 3/20/2064	JPY	354,050,000	2,104,649
2.40%, 3/20/2048	JPY	77,200,000	523,498
Japan Government Ten Year Bonds:
0.10%, 6/20/2026	JPY	297,600,000	1,975,734
0.10%, 9/20/2026	JPY	318,400,000	2,108,692
0.10%, 12/20/2026	JPY	311,250,000	2,056,719
0.10%, 3/20/2027	JPY	311,050,000	2,050,800
0.10%, 6/20/2027	JPY	266,750,000	1,754,621
0.10%, 9/20/2027	JPY	278,000,000	1,824,289
0.10%, 12/20/2027	JPY	278,550,000	1,823,539
0.10%, 3/20/2028	JPY	380,750,000	2,486,002
0.10%, 6/20/2028	JPY	229,250,000	1,492,333
0.10%, 9/20/2028	JPY	268,000,000	1,739,007
0.10%, 12/20/2028	JPY	249,350,000	1,612,304
0.10%, 3/20/2029	JPY	159,050,000	1,025,125
0.10%, 6/20/2029	JPY	267,850,000	1,720,140
0.10%, 9/20/2029	JPY	255,950,000	1,637,881
0.10%, 12/20/2029	JPY	316,200,000	2,017,620
0.10%, 3/20/2030	JPY	226,500,000	1,441,018
0.10%, 6/20/2030	JPY	330,200,000	2,094,277
0.10%, 9/20/2030	JPY	452,650,000	2,861,527
0.10%, 12/20/2030	JPY	301,400,000	1,899,441

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description		Principal Amount	Value
0.10%, 3/20/2031	JPY	301,100,000	$1,891,429
0.10%, 6/20/2031	JPY	295,650,000	1,851,085
0.10%, 9/20/2031	JPY	297,100,000	1,853,527
0.10%, 12/20/2031	JPY	310,000,000	1,927,249
0.20%, 3/20/2032	JPY	329,250,000	2,053,706
0.20%, 6/20/2032	JPY	299,150,000	1,859,215
0.20%, 9/20/2032	JPY	336,500,000	2,081,737
0.40%, 6/20/2033	JPY	320,550,000	1,990,758
0.50%, 12/20/2032	JPY	323,000,000	2,037,466
0.50%, 3/20/2033	JPY	306,800,000	1,928,302
0.60%, 12/20/2033	JPY	360,550,000	2,259,429
0.70%, 12/20/2033	JPY	92,100,000	580,433
0.80%, 9/20/2033	JPY	375,000,000	2,398,856
0.80%, 3/20/2034	JPY	400,100,000	2,541,815
0.90%, 9/20/2034	JPY	465,000,000	2,959,501
1.00%, 3/20/2034	JPY	230,000,000	1,481,915
1.10%, 6/20/2034	JPY	548,950,000	3,569,350
1.20%, 12/20/2034	JPY	420,000,000	2,736,713
Japan Government Thirty Year Bonds:
0.30%, 6/20/2046	JPY	82,750,000	370,942
0.40%, 9/20/2049	JPY	45,600,000	194,311
0.40%, 12/20/2049	JPY	74,150,000	314,233
0.40%, 3/20/2050	JPY	28,800,000	121,263
0.50%, 9/20/2046	JPY	118,750,000	555,800
0.50%, 3/20/2049	JPY	66,600,000	295,264
0.60%, 12/20/2046	JPY	80,250,000	382,757
0.60%, 6/20/2050	JPY	61,650,000	273,418
0.60%, 9/20/2050	JPY	70,600,000	311,199
0.70%, 6/20/2048	JPY	57,000,000	270,199
0.70%, 12/20/2048	JPY	77,500,000	364,153
0.70%, 12/20/2050	JPY	88,550,000	399,505
0.70%, 3/20/2051	JPY	76,550,000	343,139
0.70%, 6/20/2051	JPY	90,500,000	403,026
0.70%, 9/20/2051	JPY	87,300,000	386,977
0.70%, 12/20/2051	JPY	96,150,000	424,188
0.80%, 3/20/2046	JPY	58,650,000	297,403
0.80%, 3/20/2047	JPY	80,750,000	401,660
0.80%, 6/20/2047	JPY	71,500,000	354,019
0.80%, 9/20/2047	JPY	89,650,000	441,787
0.80%, 12/20/2047	JPY	88,950,000	436,333
0.80%, 3/20/2048	JPY	111,550,000	544,621
0.90%, 9/20/2048	JPY	60,150,000	298,457
1.00%, 3/20/2052	JPY	83,500,000	399,749
1.20%, 6/20/2053	JPY	92,800,000	462,126
1.30%, 6/20/2052	JPY	108,850,000	562,688
1.40%, 9/20/2045	JPY	96,100,000	555,155
1.40%, 12/20/2045	JPY	102,950,000	592,647
1.40%, 9/20/2052	JPY	129,500,000	685,136
1.40%, 3/20/2053	JPY	97,400,000	512,617
1.50%, 12/20/2044	JPY	107,800,000	640,341
1.50%, 3/20/2045	JPY	82,650,000	489,820
1.60%, 6/20/2045	JPY	113,550,000	682,917
1.60%, 12/20/2052	JPY	100,000,000	554,694
1.60%, 12/20/2053	JPY	195,000,000	1,070,505
Security Description		Principal Amount	Value
1.70%, 6/20/2033	JPY	75,250,000	$518,095
1.70%, 12/20/2043	JPY	143,000,000	889,394
1.70%, 3/20/2044	JPY	57,550,000	356,922
1.70%, 6/20/2044	JPY	100,550,000	622,073
1.70%, 9/20/2044	JPY	105,900,000	653,628
1.80%, 3/20/2043	JPY	122,600,000	780,790
1.80%, 9/20/2043	JPY	70,000,000	443,541
1.80%, 9/20/2053	JPY	105,000,000	606,436
1.80%, 3/20/2054	JPY	222,450,000	1,279,839
1.90%, 9/20/2042	JPY	123,250,000	800,927
1.90%, 6/20/2043	JPY	83,300,000	537,445
2.00%, 12/20/2033	JPY	99,700,000	700,814
2.00%, 9/20/2040	JPY	131,950,000	885,461
2.00%, 9/20/2041	JPY	141,600,000	940,787
2.00%, 3/20/2042	JPY	136,900,000	905,779
2.10%, 9/20/2054	JPY	90,000,000	553,993
2.20%, 3/20/2041	JPY	107,500,000	737,382
2.20%, 6/20/2054	JPY	180,050,000	1,134,325
2.30%, 12/20/2035	JPY	42,000,000	300,816
2.30%, 12/20/2036	JPY	76,000,000	541,646
2.30%, 3/20/2039	JPY	115,350,000	812,456
2.30%, 3/20/2040	JPY	104,650,000	732,382
2.30%, 12/20/2054	JPY	210,600,000	1,354,859
2.40%, 3/20/2034	JPY	77,900,000	564,600
2.40%, 12/20/2034	JPY	51,750,000	374,909
2.40%, 3/20/2037	JPY	69,300,000	498,474
2.40%, 9/20/2038	JPY	70,750,000	505,342
2.50%, 6/20/2034	JPY	85,900,000	627,620
2.50%, 9/20/2034	JPY	78,150,000	570,875
2.50%, 9/20/2035	JPY	33,000,000	240,807
2.50%, 3/20/2036	JPY	69,400,000	505,858
2.50%, 9/20/2036	JPY	32,000,000	232,844
2.50%, 9/20/2037	JPY	71,550,000	518,673
Japan Government Twenty Year Bonds:
0.20%, 6/20/2036	JPY	131,000,000	747,972
0.30%, 6/20/2039	JPY	72,450,000	388,780
0.30%, 9/20/2039	JPY	47,750,000	254,642
0.30%, 12/20/2039	JPY	103,200,000	546,979
0.40%, 3/20/2036	JPY	147,550,000	867,382
0.40%, 3/20/2039	JPY	100,400,000	550,616
0.40%, 3/20/2040	JPY	112,900,000	604,469
0.40%, 6/20/2040	JPY	73,850,000	392,802
0.40%, 9/20/2040	JPY	102,300,000	540,766
0.40%, 6/20/2041	JPY	102,800,000	533,138
0.50%, 9/20/2036	JPY	143,550,000	844,482
0.50%, 3/20/2038	JPY	71,550,000	407,367
0.50%, 6/20/2038	JPY	49,000,000	277,263
0.50%, 12/20/2038	JPY	59,800,000	334,798
0.50%, 12/20/2040	JPY	109,600,000	585,650
0.50%, 3/20/2041	JPY	93,150,000	494,902
0.50%, 9/20/2041	JPY	99,100,000	519,755
0.50%, 12/20/2041	JPY	144,050,000	751,066
0.60%, 12/20/2036	JPY	105,350,000	623,984
0.60%, 6/20/2037	JPY	116,550,000	683,439

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description		Principal Amount	Value
0.60%, 9/20/2037	JPY	121,300,000	$707,172
0.60%, 12/20/2037	JPY	96,000,000	556,799
0.70%, 3/20/2037	JPY	119,650,000	713,795
0.70%, 9/20/2038	JPY	124,800,000	722,395
0.80%, 3/20/2042	JPY	125,000,000	683,931
0.90%, 6/20/2042	JPY	136,500,000	756,638
1.00%, 12/20/2035	JPY	163,050,000	1,028,183
1.10%, 9/20/2042	JPY	130,900,000	748,040
1.10%, 3/20/2043	JPY	175,150,000	993,028
1.10%, 6/20/2043	JPY	215,000,000	1,214,145
1.20%, 12/20/2034	JPY	260,750,000	1,699,670
1.20%, 3/20/2035	JPY	173,100,000	1,125,347
1.20%, 9/20/2035	JPY	104,950,000	677,831
1.30%, 6/20/2035	JPY	210,000,000	1,374,128
1.30%, 12/20/2043	JPY	245,000,000	1,423,323
1.40%, 9/20/2034	JPY	199,900,000	1,330,256
1.40%, 12/20/2042	JPY	242,600,000	1,453,053
1.50%, 3/20/2033	JPY	86,200,000	585,029
1.50%, 3/20/2034	JPY	157,950,000	1,065,038
1.50%, 6/20/2034	JPY	205,900,000	1,385,357
1.50%, 9/20/2043	JPY	225,000,000	1,357,312
1.60%, 3/20/2032	JPY	84,050,000	576,637
1.60%, 6/20/2032	JPY	75,000,000	514,367
1.60%, 3/20/2033	JPY	29,850,000	204,089
1.60%, 12/20/2033	JPY	207,650,000	1,414,294
1.60%, 3/20/2044	JPY	226,500,000	1,381,114
1.70%, 3/20/2032	JPY	101,400,000	700,164
1.70%, 6/20/2032	JPY	50,000,000	345,242
1.70%, 9/20/2032	JPY	84,000,000	579,524
1.70%, 12/20/2032	JPY	100,000,000	689,434
1.70%, 6/20/2033	JPY	200,750,000	1,382,160
1.70%, 9/20/2033	JPY	195,250,000	1,342,282
1.80%, 9/20/2030	JPY	95,050,000	657,894
1.80%, 9/20/2031	JPY	180,700,000	1,254,871
1.80%, 12/20/2031	JPY	86,550,000	601,428
1.80%, 3/20/2032	JPY	75,000,000	521,329
1.80%, 12/20/2032	JPY	33,450,000	232,271
1.80%, 9/20/2044	JPY	151,200,000	948,797
1.90%, 12/20/2028	JPY	79,500,000	548,930
1.90%, 3/20/2029	JPY	54,300,000	375,256
1.90%, 9/20/2030	JPY	88,200,000	613,743
1.90%, 6/20/2044	JPY	268,000,000	1,713,648
2.00%, 3/20/2027	JPY	88,050,000	602,336
2.00%, 12/20/2044	JPY	235,000,000	1,521,041
2.10%, 12/20/2026	JPY	112,600,000	769,699
2.10%, 3/20/2027	JPY	146,300,000	1,002,714
2.10%, 6/20/2027	JPY	47,800,000	328,444
2.10%, 12/20/2027	JPY	92,250,000	636,965
2.10%, 9/20/2028	JPY	111,350,000	773,151
2.10%, 12/20/2028	JPY	50,000,000	347,686
2.10%, 9/20/2029	JPY	170,900,000	1,193,271
2.10%, 3/20/2030	JPY	167,550,000	1,173,982
2.20%, 9/20/2026	JPY	82,550,000	563,746
2.20%, 9/20/2027	JPY	136,800,000	944,582
2.20%, 3/20/2028	JPY	83,000,000	575,994
Security Description		Principal Amount	Value
2.20%, 9/20/2028	JPY	72,200,000	$502,938
2.20%, 12/20/2029	JPY	103,600,000	727,611
2.20%, 3/20/2031	JPY	60,650,000	429,936
2.30%, 6/20/2027	JPY	90,000,000	621,014
2.40%, 6/20/2028	JPY	105,800,000	740,183
Japan Government Two Year Bonds:
0.20%, 4/1/2026	JPY	100,000,000	665,822
0.30%, 5/1/2026	JPY	96,850,000	645,088
0.40%, 6/1/2026	JPY	111,000,000	739,753
0.40%, 7/1/2026	JPY	166,000,000	1,105,675
0.40%, 8/1/2026	JPY	113,000,000	752,167
0.40%, 9/1/2026	JPY	126,200,000	839,558
0.40%, 10/1/2026	JPY	140,000,000	930,905
0.50%, 11/1/2026	JPY	112,000,000	745,526
0.60%, 12/1/2026	JPY	143,000,000	952,967
			228,435,699
LATVIA — 0.1%
Latvia Government International Bonds:
Series GMTN, 0.38%, 10/7/2026	EUR	200,000	208,470
Series GMTN, 1.38%, 5/16/2036	EUR	350,000	306,933
Series GMTN, 2.25%, 2/15/2047	EUR	100,000	78,721
Series GMTN, 3.50%, 1/17/2028	EUR	380,000	420,369
Series GMTN, 3.88%, 3/25/2027	EUR	200,000	221,433
			1,235,926
LITHUANIA — 0.2%
Lithuania Government International Bonds:
Series EMTN, 0.50%, 7/28/2050	EUR	150,000	73,325
Series EMTN, 0.75%, 5/6/2030	EUR	150,000	144,493
Series EMTN, 0.95%, 5/26/2027	EUR	132,000	137,676
Series EMTN, 2.10%, 5/26/2047	EUR	255,000	203,806
Series EMTN, 2.13%, 10/29/2026	EUR	200,000	214,880
Series EMTN, 2.13%, 10/22/2035	EUR	336,000	312,478
Series EMTN, 3.88%, 6/14/2033	EUR	250,000	277,157
Series EMTN, 4.13%, 4/25/2028	EUR	150,000	168,650
			1,532,465

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description		Principal Amount	Value
LUXEMBOURG — 0.2%
State of the Grand-Duchy of Luxembourg:
Zero Coupon, 11/13/2026	EUR	179,000	$186,717
0.63%, 2/1/2027	EUR	243,000	257,186
1.38%, 5/25/2029	EUR	100,000	103,100
2.25%, 3/19/2028	EUR	80,000	86,110
3.00%, 3/2/2033	EUR	600,000	654,278
3.25%, 3/2/2043	EUR	250,000	259,217
			1,546,608
MALAYSIA — 2.4%
Malaysia Government Bonds:
2.63%, 4/15/2031	MYR	2,500,000	530,947
3.52%, 4/20/2028	MYR	4,525,000	1,020,650
3.58%, 7/15/2032	MYR	2,050,000	457,481
3.73%, 6/15/2028	MYR	3,350,000	759,796
3.76%, 5/22/2040	MYR	1,000,000	220,967
3.83%, 7/5/2034	MYR	1,000,000	226,006
3.84%, 4/15/2033	MYR	3,875,000	877,898
3.89%, 8/15/2029	MYR	2,260,000	515,412
3.90%, 11/30/2026	MYR	2,000,000	454,793
3.90%, 11/16/2027	MYR	2,820,000	642,562
3.91%, 7/15/2026	MYR	1,680,000	381,387
4.05%, 4/18/2039	MYR	4,700,000	1,073,210
4.07%, 6/15/2050	MYR	2,175,000	484,757
4.18%, 5/16/2044	MYR	1,750,000	403,243
4.23%, 6/30/2031	MYR	1,720,000	398,778
4.25%, 5/31/2035	MYR	1,350,000	315,945
4.39%, 4/15/2026	MYR	300,000	68,369
4.46%, 3/31/2053	MYR	3,000,000	708,507
4.50%, 4/30/2029	MYR	4,375,000	1,020,985
4.70%, 10/15/2042	MYR	2,110,000	517,703
4.74%, 3/15/2046	MYR	2,670,000	660,069
4.76%, 4/7/2037	MYR	2,870,000	700,606
4.94%, 9/30/2043	MYR	1,910,000	480,892
Malaysia Government Investment Issue:
3.42%, 9/30/2027	MYR	2,855,000	643,001
3.45%, 7/15/2036	MYR	2,000,000	435,793
3.47%, 10/15/2030	MYR	3,150,000	703,488
3.60%, 7/31/2028	MYR	4,520,000	1,021,406
3.80%, 10/8/2031	MYR	4,625,000	1,047,651
3.87%, 8/8/2028	MYR	1,250,000	284,531
4.07%, 9/30/2026	MYR	2,650,000	603,382
4.12%, 11/30/2034	MYR	2,275,000	526,572
4.19%, 10/7/2032	MYR	2,175,000	504,361
4.25%, 9/30/2030	MYR	1,000,000	232,258
4.26%, 7/26/2027	MYR	1,220,000	279,935
4.28%, 3/23/2054	MYR	2,125,000	489,637
4.29%, 8/14/2043	MYR	2,550,000	595,614
4.42%, 9/30/2041	MYR	1,500,000	357,117
4.47%, 9/15/2039	MYR	1,125,000	269,237
4.58%, 8/30/2033	MYR	2,978,000	710,018
Security Description		Principal Amount	Value
4.72%, 6/15/2033	MYR	1,600,000	$384,834
4.76%, 8/4/2037	MYR	2,100,000	515,156
4.79%, 10/31/2035	MYR	2,520,000	616,724
4.90%, 5/8/2047	MYR	1,530,000	387,361
4.94%, 12/6/2028	MYR	725,000	171,055
5.36%, 5/15/2052	MYR	1,650,000	444,595
			24,144,689
MEXICO — 1.8%
Mexico Bonos:
5.50%, 3/4/2027	MXN	5,770,000	266,673
7.00%, 9/3/2026	MXN	35,060,000	1,679,305
7.50%, 6/3/2027	MXN	38,677,000	1,849,509
7.50%, 5/26/2033	MXN	33,172,000	1,460,633
7.75%, 5/29/2031	MXN	47,679,000	2,189,390
7.75%, 11/23/2034	MXN	21,427,000	940,250
7.75%, 11/13/2042	MXN	40,775,000	1,635,684
8.00%, 5/24/2035	MXN	4,920,000	219,045
8.00%, 11/7/2047	MXN	29,858,000	1,203,952
8.00%, 7/31/2053	MXN	23,580,000	939,719
8.50%, 3/2/2028	MXN	3,200,000	154,857
8.50%, 3/1/2029	MXN	35,950,000	1,737,895
8.50%, 5/31/2029	MXN	36,170,000	1,745,378
8.50%, 11/18/2038	MXN	26,713,000	1,193,753
10.00%, 11/20/2036	MXN	14,530,000	742,003
			17,958,046
NETHERLANDS — 3.1%
Netherlands Government Bonds:
Zero Coupon, 1/15/2027	EUR	1,421,900	1,481,074
Zero Coupon, 1/15/2029	EUR	1,627,000	1,612,380
Zero Coupon, 7/15/2030	EUR	1,271,000	1,205,917
Zero Coupon, 7/15/2031	EUR	1,417,000	1,302,927
Zero Coupon, 1/15/2038	EUR	1,283,000	935,306
Zero Coupon, 1/15/2052	EUR	1,990,000	943,556
0.25%, 7/15/2029	EUR	922,000	911,139
0.50%, 7/15/2026	EUR	1,110,000	1,175,726
0.50%, 7/15/2032	EUR	866,000	801,501
0.50%, 1/15/2040	EUR	1,171,000	874,689
0.75%, 7/15/2027	EUR	1,628,000	1,706,378
0.75%, 7/15/2028	EUR	1,698,000	1,749,515
2.00%, 1/15/2054	EUR	1,345,000	1,130,369
2.50%, 1/15/2030	EUR	1,527,000	1,654,019
2.50%, 1/15/2033	EUR	1,377,000	1,464,204
2.50%, 7/15/2033	EUR	1,059,000	1,120,015
2.50%, 7/15/2034	EUR	1,177,000	1,232,472
2.75%, 1/15/2047	EUR	2,283,000	2,299,091
3.75%, 1/15/2042	EUR	2,153,000	2,502,279
4.00%, 1/15/2037	EUR	2,210,000	2,615,328

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description		Principal Amount	Value
5.50%, 1/15/2028	EUR	1,642,000	$1,931,636
			30,649,521
NEW ZEALAND — 0.8%
New Zealand Government Bonds:
0.25%, 5/15/2028	NZD	1,101,000	560,124
1.50%, 5/15/2031	NZD	667,000	323,283
1.75%, 5/15/2041	NZD	545,000	198,185
2.00%, 5/15/2032	NZD	969,000	471,062
2.75%, 4/15/2037	NZD	888,000	409,874
2.75%, 5/15/2051	NZD	380,000	140,949
3.00%, 4/20/2029	NZD	1,944,000	1,065,125
3.50%, 4/14/2033	NZD	1,511,000	802,587
4.25%, 5/15/2034	NZD	900,000	499,933
4.25%, 5/15/2036	NZD	840,000	458,241
4.50%, 4/15/2027	NZD	1,898,000	1,094,560
4.50%, 5/15/2030	NZD	1,784,000	1,032,263
4.50%, 5/15/2035	NZD	960,000	539,428
5.00%, 5/15/2054	NZD	700,000	385,614
			7,981,228
NORWAY — 0.4%
Norway Government Bonds:
1.25%, 9/17/2031	NOK	3,948,000	316,375
1.38%, 8/19/2030	NOK	6,488,000	539,196
1.75%, 2/17/2027	NOK	5,005,000	457,330
1.75%, 9/6/2029	NOK	3,670,000	317,929
2.00%, 4/26/2028	NOK	4,509,000	406,291
2.13%, 5/18/2032	NOK	10,127,000	848,267
3.00%, 8/15/2033	NOK	5,200,000	456,990
3.50%, 10/6/2042	NOK	3,185,000	286,282
3.63%, 4/13/2034	NOK	1,400,000	128,634
			3,757,294
PERU — 0.4%
Peru Government Bonds:
5.35%, 8/12/2040	PEN	800,000	180,348
5.40%, 8/12/2034	PEN	1,095,000	272,067
5.94%, 2/12/2029	PEN	755,000	215,222
6.15%, 8/12/2032 (b)	PEN	1,590,000	435,646
6.35%, 8/12/2028	PEN	1,025,000	297,372
6.90%, 8/12/2037	PEN	3,450,000	925,838
7.30%, 8/12/2033	PEN	1,600,000	460,840
7.60%, 8/12/2039	PEN	1,625,000	457,374
8.20%, 8/12/2026	PEN	1,650,000	473,067
			3,717,774
POLAND — 1.5%
Republic of Poland Government Bonds:
Zero Coupon, 1/25/2027	PLN	1,150,000	270,904
1.25%, 10/25/2030	PLN	2,874,000	597,352
1.75%, 4/25/2032	PLN	3,425,000	691,739
2.50%, 7/25/2026	PLN	4,835,000	1,208,706
Security Description		Principal Amount	Value
2.50%, 7/25/2027	PLN	4,351,000	$1,059,432
2.75%, 4/25/2028	PLN	3,076,000	740,834
2.75%, 10/25/2029	PLN	5,550,000	1,288,771
3.75%, 5/25/2027	PLN	5,706,000	1,433,215
4.00%, 4/25/2047	PLN	315,000	64,576
4.75%, 7/25/2029	PLN	9,285,000	2,345,734
5.00%, 1/25/2030	PLN	3,950,000	1,003,977
5.00%, 10/25/2034	PLN	4,525,000	1,105,582
5.75%, 4/25/2029	PLN	885,000	232,206
6.00%, 10/25/2033	PLN	4,625,000	1,219,039
7.50%, 7/25/2028	PLN	6,327,000	1,744,736
			15,006,803
PORTUGAL — 1.4%
Portugal Obrigacoes do Tesouro OT:
0.30%, 10/17/2031	EUR	827,000	765,607
0.48%, 10/18/2030	EUR	980,000	946,666
0.70%, 10/15/2027	EUR	427,000	445,095
0.90%, 10/12/2035	EUR	519,000	443,724
1.00%, 4/12/2052	EUR	541,000	306,564
1.15%, 4/11/2042	EUR	352,000	258,707
1.65%, 7/16/2032	EUR	619,000	617,011
1.95%, 6/15/2029	EUR	945,400	1,003,352
2.13%, 10/17/2028	EUR	1,559,000	1,675,010
2.25%, 4/18/2034	EUR	905,000	913,662
2.88%, 7/21/2026	EUR	332,000	362,592
2.88%, 10/20/2034	EUR	765,000	805,633
3.50%, 6/18/2038	EUR	605,000	651,221
3.63%, 6/12/2054	EUR	340,000	345,027
3.88%, 2/15/2030	EUR	1,206,000	1,386,378
4.10%, 4/15/2037	EUR	1,358,000	1,563,676
4.10%, 2/15/2045	EUR	695,000	782,308
4.13%, 4/14/2027	EUR	819,000	920,528
			14,192,761
ROMANIA — 0.6%
Romania Government Bonds:
2.50%, 10/25/2027	RON	715,000	138,797
3.25%, 6/24/2026	RON	670,000	139,696
3.65%, 9/24/2031	RON	1,100,000	193,190
4.15%, 1/26/2028	RON	2,300,000	461,362
4.15%, 10/24/2030	RON	1,225,000	228,325
4.25%, 4/28/2036	RON	475,000	79,220
4.75%, 10/11/2034	RON	900,000	159,901
4.85%, 4/22/2026	RON	475,000	101,249
4.85%, 7/25/2029	RON	1,880,000	370,553
5.00%, 2/12/2029	RON	4,155,000	831,478
5.80%, 7/26/2027	RON	1,100,000	231,715
6.30%, 4/26/2028	RON	825,000	174,516
6.30%, 4/25/2029	RON	1,400,000	292,803
6.70%, 2/25/2032	RON	1,645,000	344,665
7.10%, 7/31/2034	RON	500,000	105,988
7.20%, 10/28/2026	RON	1,565,000	340,797
7.20%, 5/31/2027	RON	2,110,000	459,902

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description		Principal Amount	Value
7.90%, 2/24/2038	RON	3,320,000	$751,957
8.00%, 4/29/2030	RON	515,000	114,671
8.25%, 9/29/2032	RON	2,775,000	629,832
			6,150,617
SINGAPORE — 1.1%
Singapore Government Bonds:
1.25%, 11/1/2026	SGD	312,000	227,630
1.63%, 7/1/2031	SGD	425,000	298,662
1.88%, 3/1/2050	SGD	654,000	410,671
1.88%, 10/1/2051	SGD	345,000	214,328
2.13%, 6/1/2026	SGD	985,000	729,242
2.25%, 8/1/2036	SGD	877,000	623,130
2.38%, 7/1/2039	SGD	740,000	526,335
2.63%, 5/1/2028	SGD	704,000	525,880
2.63%, 8/1/2032	SGD	508,000	377,768
2.75%, 4/1/2042	SGD	656,000	489,034
2.75%, 3/1/2046	SGD	985,000	731,088
2.88%, 9/1/2027	SGD	438,000	328,776
2.88%, 8/1/2028	SGD	475,000	357,820
2.88%, 7/1/2029	SGD	1,027,000	774,777
2.88%, 9/1/2030	SGD	916,000	692,070
3.00%, 4/1/2029	SGD	1,208,000	915,468
3.00%, 8/1/2072	SGD	700,000	543,713
3.25%, 6/1/2054	SGD	225,000	184,287
3.38%, 9/1/2033	SGD	1,055,000	826,755
3.38%, 5/1/2034	SGD	150,000	117,961
3.50%, 3/1/2027	SGD	795,000	602,795
			10,498,190
SLOVAKIA — 0.6%
Slovakia Government Bonds:
0.13%, 6/17/2027	EUR	200,000	205,884
0.38%, 4/21/2036	EUR	375,000	287,394
1.00%, 6/12/2028	EUR	319,000	329,481
1.00%, 10/9/2030	EUR	286,000	280,816
1.00%, 5/14/2032	EUR	244,000	228,160
1.38%, 1/21/2027	EUR	261,000	277,410
1.63%, 1/21/2031	EUR	439,000	443,384
1.88%, 3/9/2037	EUR	358,000	318,264
2.00%, 10/17/2047	EUR	380,000	284,189
2.25%, 6/12/2068	EUR	71,000	47,687
3.00%, 11/6/2031	EUR	100,000	107,463
3.63%, 1/16/2029	EUR	633,000	711,007
3.63%, 6/8/2033	EUR	467,000	513,997
3.75%, 3/6/2034	EUR	250,000	275,534
3.75%, 2/23/2035	EUR	100,000	109,659
4.00%, 10/19/2032	EUR	961,000	1,093,799
4.00%, 2/23/2043	EUR	275,000	296,325
			5,810,453
Security Description		Principal Amount	Value
SLOVENIA — 0.3%
Slovenia Government Bonds:
0.28%, 1/14/2030	EUR	200,000	$194,008
1.00%, 3/6/2028	EUR	254,000	265,418
1.18%, 2/13/2062	EUR	185,000	99,489
1.19%, 3/14/2029	EUR	220,000	227,245
1.25%, 3/22/2027	EUR	237,000	251,939
1.50%, 3/25/2035	EUR	275,000	253,226
1.75%, 11/3/2040	EUR	234,000	197,527
2.25%, 3/3/2032	EUR	689,000	712,205
3.13%, 8/7/2045	EUR	498,000	488,981
			2,690,038
SOUTH KOREA — 4.6%
Korea Treasury Bonds:
1.13%, 9/10/2039	KRW	585,000,000	322,552
1.38%, 6/10/2030	KRW	1,493,000,000	950,332
1.50%, 12/10/2026	KRW	383,150,000	255,421
1.50%, 12/10/2030	KRW	914,000,000	581,721
1.50%, 9/10/2036	KRW	685,690,000	410,903
1.50%, 9/10/2040	KRW	750,000,000	432,031
1.50%, 3/10/2050	KRW	2,100,000,000	1,131,142
1.63%, 9/10/2070	KRW	700,000,000	363,151
1.88%, 6/10/2026	KRW	702,000,000	472,482
1.88%, 9/10/2041	KRW	750,000,000	453,130
1.88%, 3/10/2051	KRW	2,765,000,000	1,612,161
2.00%, 6/10/2031	KRW	814,000,000	531,037
2.00%, 3/10/2046	KRW	975,000,000	588,391
2.00%, 3/10/2049	KRW	1,639,000,000	986,625
2.13%, 6/10/2027	KRW	657,870,000	442,222
2.13%, 3/10/2047	KRW	1,270,330,000	783,243
2.25%, 9/10/2037	KRW	500,000,000	323,373
2.38%, 3/10/2027	KRW	1,200,000,000	810,431
2.38%, 12/10/2031	KRW	1,054,000,000	702,012
2.50%, 3/10/2052	KRW	1,948,000,000	1,291,271
2.63%, 3/10/2030	KRW	225,000,000	152,519
2.63%, 9/10/2035	KRW	839,210,000	566,057
2.63%, 3/10/2048	KRW	1,690,000,000	1,139,584
2.63%, 3/10/2055	KRW	1,250,000,000	855,052
2.75%, 12/10/2044	KRW	998,000,000	681,956
2.75%, 9/10/2054	KRW	2,000,000,000	1,400,811
2.88%, 12/10/2027	KRW	718,000,000	491,250
2.88%, 9/10/2044	KRW	500,000,000	349,017
3.00%, 9/10/2029	KRW	700,000,000	482,173
3.00%, 12/10/2034	KRW	500,000,000	345,569
3.00%, 12/10/2042	KRW	1,421,780,000	1,004,093
3.13%, 6/10/2026	KRW	1,018,500,000	695,578
3.13%, 9/10/2027	KRW	858,000,000	589,873
3.13%, 9/10/2052	KRW	1,100,000,000	820,001
3.25%, 6/10/2027	KRW	1,611,000,000	1,108,972
3.25%, 3/10/2028	KRW	1,172,000,000	810,330
3.25%, 3/10/2029	KRW	1,360,000,000	944,443
3.25%, 6/10/2033	KRW	819,000,000	578,375
3.25%, 9/10/2042	KRW	600,000,000	437,694
3.25%, 3/10/2053	KRW	2,700,000,000	2,060,531

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description		Principal Amount	Value
3.25%, 3/10/2054	KRW	2,985,000,000	$2,286,135
3.38%, 6/10/2032	KRW	1,579,000,000	1,119,670
3.50%, 9/10/2028	KRW	1,000,000,000	698,434
3.50%, 6/10/2034	KRW	928,000,000	671,076
3.63%, 9/10/2053	KRW	1,750,000,000	1,426,380
3.75%, 12/10/2033	KRW	1,436,250,000	1,053,707
3.88%, 12/10/2026	KRW	1,000,000,000	693,153
3.88%, 9/10/2043	KRW	950,000,000	752,925
4.00%, 12/10/2031	KRW	1,222,640,000	896,453
4.13%, 12/10/2033	KRW	1,005,000,000	757,024
4.25%, 12/10/2032	KRW	1,313,000,000	987,107
4.75%, 12/10/2030	KRW	3,095,050,000	2,328,045
5.50%, 3/10/2028	KRW	3,337,000,000	2,450,634
			45,078,252
SPAIN — 4.5%
Spain Government Bonds:
Zero Coupon, 1/31/2027	EUR	871,000	904,914
Zero Coupon, 1/31/2028	EUR	752,000	761,736
0.10%, 4/30/2031	EUR	1,063,000	975,183
0.50%, 4/30/2030	EUR	993,000	962,773
0.50%, 10/31/2031	EUR	820,000	759,635
0.60%, 10/31/2029	EUR	808,000	797,856
0.70%, 4/30/2032	EUR	1,130,000	1,045,455
0.80%, 7/30/2027	EUR	528,000	552,452
0.80%, 7/30/2029	EUR	904,000	906,506
0.85%, 7/30/2037	EUR	315,000	248,613
1.00%, 7/30/2042	EUR	299,000	208,580
1.00%, 10/31/2050	EUR	671,000	382,655
1.20%, 10/31/2040	EUR	375,000	283,310
1.25%, 10/31/2030	EUR	958,000	955,461
1.30%, 10/31/2026	EUR	456,000	486,615
1.40%, 4/30/2028	EUR	1,087,000	1,142,705
1.40%, 7/30/2028	EUR	810,000	847,648
1.45%, 10/31/2027	EUR	899,000	952,415
1.45%, 4/30/2029	EUR	943,000	977,427
1.45%, 10/31/2071	EUR	194,000	95,630
1.50%, 4/30/2027	EUR	975,000	1,039,605
1.85%, 7/30/2035	EUR	919,000	863,355
1.90%, 10/31/2052	EUR	700,000	488,307
1.95%, 7/30/2030	EUR	988,000	1,027,614
2.35%, 7/30/2033	EUR	886,000	902,255
2.50%, 5/31/2027	EUR	1,256,000	1,365,401
2.55%, 10/31/2032	EUR	926,000	967,677
2.70%, 1/31/2030	EUR	473,000	511,761
2.70%, 10/31/2048	EUR	825,000	720,988
2.80%, 5/31/2026	EUR	969,000	1,054,571
2.90%, 10/31/2046	EUR	781,000	719,085
3.10%, 7/30/2031	EUR	509,000	556,724
3.15%, 4/30/2033	EUR	1,137,000	1,231,513
3.25%, 4/30/2034	EUR	1,034,000	1,116,449
3.45%, 10/31/2034	EUR	375,000	409,288
3.45%, 7/30/2043	EUR	619,000	628,881
3.45%, 7/30/2066	EUR	730,000	680,597
Security Description		Principal Amount	Value
3.50%, 5/31/2029	EUR	1,141,000	$1,278,560
3.55%, 10/31/2033	EUR	1,360,000	1,509,096
3.90%, 7/30/2039	EUR	701,000	772,465
4.00%, 10/31/2054	EUR	225,000	237,995
4.20%, 1/31/2037	EUR	1,673,000	1,926,811
4.70%, 7/30/2041	EUR	1,060,000	1,269,526
4.90%, 7/30/2040	EUR	1,237,000	1,512,026
5.15%, 10/31/2028	EUR	1,016,000	1,198,459
5.15%, 10/31/2044	EUR	1,140,000	1,441,326
5.75%, 7/30/2032	EUR	1,466,000	1,869,173
5.90%, 7/30/2026	EUR	1,604,000	1,818,718
6.00%, 1/31/2029	EUR	1,079,000	1,315,370
			44,681,165
SWEDEN — 0.5%
Sweden Government Bonds:
0.13%, 5/12/2031	SEK	5,510,000	477,109
0.50%, 11/24/2045	SEK	2,155,000	136,668
0.75%, 5/12/2028	SEK	6,340,000	602,689
0.75%, 11/12/2029	SEK	7,765,000	719,212
1.00%, 11/12/2026	SEK	7,990,000	780,459
1.38%, 6/23/2071	SEK	1,455,000	84,480
1.75%, 11/11/2033	SEK	3,870,000	361,149
2.25%, 6/1/2032	SEK	6,545,000	640,250
2.25%, 5/11/2035	SEK	1,100,000	105,723
3.50%, 3/30/2039	SEK	5,545,000	597,137
Sweden Government International Bonds 0.13%, 9/9/2030	SEK	2,000,000	176,136
			4,681,012
SWITZERLAND — 0.9%
Swiss Confederation Government Bonds:
Zero Coupon, 6/22/2029	CHF	402,000	449,599
Zero Coupon, 6/26/2034	CHF	359,000	387,460
Zero Coupon, 7/24/2039	CHF	309,000	316,947
0.25%, 6/23/2035	CHF	284,000	311,030
0.50%, 5/27/2030	CHF	327,000	373,198
0.50%, 6/27/2032	CHF	321,000	364,938
0.50%, 6/28/2045	CHF	318,000	346,206
0.50%, 5/30/2058	CHF	184,000	197,646
0.88%, 5/22/2047	CHF	100,000	117,045
1.25%, 6/27/2037	CHF	423,000	512,884
1.25%, 6/28/2043	CHF	191,000	236,386
1.50%, 10/26/2038	CHF	235,000	295,722
1.50%, 4/30/2042	CHF	385,000	490,052
2.00%, 6/25/2064	CHF	519,000	848,221
2.25%, 6/22/2031	CHF	625,000	788,056
2.50%, 3/8/2036	CHF	385,000	523,435
3.25%, 6/27/2027	CHF	270,000	326,458
3.50%, 4/8/2033	CHF	449,000	629,685

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description		Principal Amount	Value
4.00%, 4/8/2028	CHF	420,000	$529,005
4.00%, 1/6/2049	CHF	275,000	533,368
			8,577,341
THAILAND — 2.2%
Thailand Government Bonds:
1.00%, 6/17/2027	THB	17,100,000	496,280
1.59%, 12/17/2035	THB	11,650,000	329,733
1.60%, 6/17/2035	THB	6,225,000	174,776
1.88%, 6/17/2049	THB	4,500,000	114,365
2.00%, 12/17/2031	THB	28,900,000	859,113
2.00%, 6/17/2042	THB	24,100,000	668,609
2.05%, 4/17/2028	THB	3,725,000	110,935
2.13%, 12/17/2026	THB	16,125,000	478,789
2.25%, 3/17/2027	THB	43,500,000	1,295,668
2.40%, 11/17/2027	THB	37,850,000	1,135,318
2.40%, 3/17/2029	THB	21,775,000	655,772
2.50%, 11/17/2029	THB	40,100,000	1,222,259
2.65%, 6/17/2028	THB	23,850,000	723,606
2.80%, 6/17/2034	THB	21,750,000	683,795
2.88%, 12/17/2028	THB	21,750,000	665,424
2.88%, 6/17/2046	THB	18,350,000	566,678
3.14%, 6/17/2047	THB	20,900,000	661,428
3.30%, 6/17/2038	THB	24,300,000	803,570
3.35%, 6/17/2033	THB	26,350,000	857,913
3.39%, 6/17/2037	THB	27,100,000	903,758
3.40%, 6/17/2036	THB	17,710,000	588,396
3.45%, 6/17/2043	THB	39,700,000	1,328,393
3.60%, 6/17/2067	THB	16,750,000	568,961
3.78%, 6/25/2032	THB	25,250,000	836,298
4.00%, 6/17/2066	THB	16,920,000	621,077
4.00%, 6/17/2072	THB	17,500,000	659,198
4.26%, 12/12/2037	THB	32,100,000	1,132,803
4.68%, 6/29/2044	THB	18,340,000	713,525
4.85%, 6/17/2061	THB	19,010,000	793,931
4.88%, 6/22/2029	THB	41,255,000	1,366,429
			22,016,800
UNITED KINGDOM — 4.9%
U.K. Gilts:
0.25%, 7/31/2031	GBP	859,000	865,937
0.50%, 1/31/2029	GBP	583,000	658,193
0.50%, 10/22/2061	GBP	126,000	44,743
0.63%, 7/31/2035	GBP	893,000	774,225
0.63%, 10/22/2050	GBP	198,000	93,869
0.88%, 10/22/2029	GBP	1,042,000	1,167,800
0.88%, 7/31/2033	GBP	727,000	702,731
0.88%, 1/31/2046	GBP	300,000	176,962
1.00%, 1/31/2032	GBP	647,000	671,128
1.13%, 10/22/2073	GBP	329,000	141,708
1.25%, 7/31/2051	GBP	731,000	412,421
1.50%, 7/22/2047	GBP	699,000	465,463
1.50%, 7/31/2053	GBP	675,000	395,463
1.63%, 10/22/2028	GBP	304,000	361,403
1.63%, 10/22/2054	GBP	688,000	412,796
Security Description		Principal Amount	Value
1.63%, 10/22/2071	GBP	635,000	$336,539
1.75%, 1/22/2049	GBP	799,000	549,477
1.75%, 7/22/2057	GBP	834,000	505,275
2.50%, 7/22/2065	GBP	537,000	384,342
3.25%, 1/31/2033	GBP	960,000	1,137,240
3.25%, 1/22/2044	GBP	924,000	916,077
3.50%, 1/22/2045	GBP	896,000	914,198
3.50%, 7/22/2068	GBP	665,000	615,672
3.75%, 3/7/2027	GBP	1,885,000	2,413,348
3.75%, 1/29/2038	GBP	869,000	1,002,934
3.75%, 7/22/2052	GBP	1,034,000	1,043,046
3.75%, 10/22/2053	GBP	872,000	872,474
4.00%, 10/22/2031	GBP	1,528,000	1,928,770
4.00%, 1/22/2060	GBP	795,000	825,022
4.00%, 10/22/2063	GBP	510,000	525,708
4.13%, 1/29/2027	GBP	2,138,000	2,756,153
4.13%, 7/22/2029	GBP	1,188,000	1,527,873
4.25%, 12/7/2027	GBP	1,452,000	1,885,591
4.25%, 6/7/2032	GBP	1,228,000	1,572,645
4.25%, 7/31/2034	GBP	887,000	1,112,759
4.25%, 3/7/2036	GBP	991,000	1,225,571
4.25%, 9/7/2039	GBP	745,000	890,600
4.25%, 12/7/2040	GBP	984,000	1,161,903
4.25%, 12/7/2046	GBP	1,488,000	1,676,039
4.25%, 12/7/2049	GBP	765,000	849,935
4.25%, 12/7/2055	GBP	789,000	861,365
4.38%, 3/7/2028	GBP	460,000	596,350
4.38%, 7/31/2054	GBP	150,000	167,513
4.50%, 6/7/2028	GBP	1,320,000	1,720,367
4.50%, 9/7/2034	GBP	2,255,000	2,888,585
4.50%, 12/7/2042	GBP	1,228,000	1,469,809
4.63%, 1/31/2034	GBP	889,000	1,149,933
4.75%, 12/7/2030	GBP	1,377,000	1,823,906
4.75%, 12/7/2038	GBP	821,000	1,042,592
6.00%, 12/7/2028	GBP	624,000	858,762
			48,553,215
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,124,913,351)			977,920,125
Shares
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (c) (d)	410,577	410,577

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	336,134	$336,134
TOTAL SHORT-TERM INVESTMENTS (Cost $746,711)		746,711
TOTAL INVESTMENTS — 98.9% (Cost $1,125,660,062)		978,666,836
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		11,000,597
NET ASSETS — 100.0%		$989,667,433
(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$977,920,125	$—	$977,920,125
Short-Term Investments	746,711	—	—	746,711
TOTAL INVESTMENTS	$746,711	$977,920,125	$—	$978,666,836

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,967,697	$9,967,697	$61,456,767	$71,013,887	$—	$—	410,577	$410,577	$19,156
State Street Navigator Securities Lending Portfolio II	—	—	1,434,273	1,098,139	—	—	336,134	336,134	84
Total		$9,967,697	$62,891,040	$72,112,026	$—	$—		$746,711	$19,240
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 72.6%
AEROSPACE & DEFENSE — 0.4%
General Electric Co. Series MTN, 3 mo. USD Term SOFR + 0.64%, 4.94%, 5/5/2026 (a) (b)	$10,941,000	$10,971,635
AGRICULTURE — 0.1%
Cargill, Inc. SOFR + 0.61%, 4.97%, 2/11/2028 (b) (c)	3,635,000	3,638,199
AUTO MANUFACTURERS — 9.3%
American Honda Finance Corp.:
SOFR + 0.55%, 4.91%, 5/11/2026 (b)	4,000,000	3,998,560
SOFR + 0.77%, 5.13%, 3/12/2027 (b)	2,850,000	2,855,472
SOFR + 0.82%, 5.18%, 3/3/2028 (b)	5,039,000	5,036,027
SOFR + 0.92%, 5.27%, 1/12/2026 (b)	4,756,000	4,770,648
Series GMTN, SOFR + 0.71%, 5.06%, 1/9/2026 (b)	5,277,000	5,285,865
Series GMTN, SOFR + 0.71%, 5.06%, 7/9/2027 (b)	8,100,000	8,097,651
Series GMTN, SOFR + 0.72%, 5.07%, 10/5/2026 (b)	5,750,000	5,758,108
Series GMTN, SOFR + 0.72%, 5.08%, 10/22/2027 (b)	4,000,000	4,000,520
Series GMTN, SOFR + 0.79%, 5.14%, 10/3/2025 (b)	2,949,000	2,953,424
Series MTN, SOFR + 0.50%, 4.85%, 10/10/2025 (b)	850,000	850,068
Series MTN, SOFR + 0.62%, 4.98%, 12/11/2026 (b)	6,000,000	5,999,940
BMW U.S. Capital LLC:
SOFR + 0.55%, 4.91%, 4/2/2026 (b) (c)	6,548,000	6,542,369
SOFR + 0.62%, 4.98%, 8/11/2025 (a) (b) (c)	6,618,000	6,621,971
SOFR + 0.78%, 5.14%, 3/19/2027 (b) (c)	3,000,000	2,995,620
SOFR + 0.80%, 5.16%, 8/13/2026 (b) (c)	9,500,000	9,511,780
SOFR + 0.92%, 5.28%, 8/13/2027 (b) (c)	4,500,000	4,498,605
SOFR + 0.92%, 5.28%, 3/21/2028 (b) (c)	7,000,000	6,987,050
Security Description	Principal Amount	Value
Daimler Truck Finance North America LLC:
SOFR + 0.84%, 5.20%, 1/13/2028 (b) (c)	$3,000,000	$2,998,350
SOFR + 0.96%, 5.32%, 9/25/2027 (a) (b) (c)	3,150,000	3,145,590
Ford Motor Credit Co. LLC:
SOFR + 1.45%, 5.81%, 11/5/2026 (b)	3,500,000	3,506,020
SOFR + 2.03%, 6.39%, 3/20/2028 (b)	5,000,000	4,984,650
General Motors Financial Co., Inc.:
SOFR + 1.04%, 5.40%, 2/26/2027 (b)	3,209,000	3,209,995
SOFR + 1.05%, 5.40%, 7/15/2027 (b)	3,958,000	3,955,823
SOFR + 1.17%, 5.54%, 4/4/2028 (b)	2,500,000	2,494,450
SOFR + 1.29%, 5.64%, 1/7/2030 (b)	4,050,000	4,030,884
SOFR + 1.35%, 5.71%, 5/8/2027 (a) (b)	4,425,000	4,442,390
Hyundai Capital America:
SOFR + 0.92%, 5.27%, 1/7/2028 (b) (c)	5,600,000	5,605,712
SOFR + 0.99%, 5.35%, 3/25/2027 (b) (c)	4,500,000	4,497,570
SOFR + 1.03%, 5.39%, 9/24/2027 (b) (c)	7,000,000	7,020,860
SOFR + 1.04%, 5.40%, 3/19/2027 (b) (c)	5,532,000	5,552,026
SOFR + 1.04%, 5.40%, 6/24/2027 (b) (c)	10,570,000	10,612,069
SOFR + 1.15%, 5.51%, 8/4/2025 (b) (c)	3,132,000	3,136,949
SOFR + 1.32%, 5.68%, 11/3/2025 (b) (c)	3,100,000	3,111,625
SOFR + 1.35%, 5.71%, 3/27/2030 (b) (c)	3,500,000	3,485,790
SOFR + 1.50%, 5.85%, 1/8/2027 (b) (c)	2,880,000	2,913,638
Mercedes-Benz Finance North America LLC:
SOFR + 0.57%, 4.93%, 8/1/2025 (b) (c)	5,271,000	5,273,267
SOFR + 0.63%, 4.99%, 7/31/2026 (b) (c)	5,750,000	5,746,550
SOFR + 0.67%, 5.02%, 1/9/2026 (a) (b) (c)	8,540,000	8,547,686
SOFR + 0.78%, 5.14%, 4/1/2027 (b) (c) (d)	7,000,000	6,992,650
SOFR + 0.85%, 5.21%, 11/15/2027 (b) (c)	6,750,000	6,760,125
SOFR + 0.93%, 5.29%, 3/31/2028 (b) (c) (d)	4,000,000	3,993,600

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Toyota Motor Credit Corp.:
SOFR + 0.45%, 4.81%, 5/15/2026 (a) (b)	$7,185,000	$7,194,340
SOFR + 0.47%, 4.82%, 1/8/2027 (b)	5,300,000	5,290,725
SOFR + 0.77%, 5.13%, 8/7/2026 (b)	7,885,000	7,916,777
SOFR + 0.89%, 5.25%, 5/18/2026 (b)	4,130,000	4,150,154
Series MTN, SOFR + 0.65%, 5.00%, 1/5/2026 (b)	5,113,000	5,121,436
Series MTN, SOFR + 0.65%, 5.01%, 9/11/2025 (b)	3,853,000	3,858,163
Series MTN, SOFR + 0.65%, 5.01%, 3/19/2027 (b)	5,500,000	5,518,700
Volkswagen Group of America Finance LLC:
SOFR + 0.83%, 5.19%, 3/20/2026 (b) (c)	6,700,000	6,701,943
SOFR + 0.93%, 5.29%, 9/12/2025 (b) (c)	5,355,000	5,358,534
SOFR + 1.06%, 5.42%, 8/14/2026 (b) (c)	4,200,000	4,208,610
SOFR + 1.06%, 5.42%, 3/25/2027 (b) (c)	4,000,000	4,003,520
		262,104,849
AUTO PARTS & EQUIPMENT — 0.1%
LG Energy Solution Ltd. SOFR + 1.70%, 6.08%, 4/2/2030 (b) (c) (d)	3,000,000	2,991,630
BANKS — 45.0%
ABN AMRO Bank NV:
SOFR + 1.00%, 5.36%, 12/3/2028 (a) (b) (c)	6,000,000	6,003,840
SOFR + 1.78%, 6.14%, 9/18/2027 (a) (b) (c)	5,415,000	5,502,615
Australia & New Zealand Banking Group Ltd.:
SOFR + 0.47%, 4.85%, 12/16/2026 (b) (c)	4,500,000	4,504,365
SOFR + 0.56%, 4.94%, 3/18/2026 (b) (c)	13,815,000	13,838,900
SOFR + 0.64%, 5.00%, 10/3/2025 (b) (c)	7,590,000	7,603,814
SOFR + 0.65%, 5.03%, 9/30/2027 (a) (b) (c)	6,000,000	6,023,400
SOFR + 0.68%, 5.04%, 7/16/2027 (a) (b) (c)	12,923,000	12,970,686
SOFR + 0.75%, 5.11%, 7/3/2025 (b) (c)	4,610,000	4,615,486
SOFR + 0.81%, 5.17%, 1/18/2027 (b) (c)	9,050,000	9,098,055
SOFR + 0.85%, 5.23%, 12/16/2029 (a) (b) (c)	9,000,000	9,054,900
Security Description	Principal Amount	Value
Banco Santander SA:
SOFR + 1.12%, 5.47%, 7/15/2028 (a) (b)	$8,050,000	$8,087,513
SOFR + 1.38%, 5.74%, 3/14/2028 (b)	4,325,000	4,362,801
Bank of America Corp.:
3 mo. USD Term SOFR + 1.02%, 5.32%, 9/15/2026 (b)	1,121,000	1,124,699
SOFR + 0.97%, 5.33%, 7/22/2027 (b)	4,755,000	4,777,491
SOFR + 1.35%, 5.71%, 9/15/2027 (b)	5,741,000	5,805,758
Series FRN, SOFR + 0.83%, 5.19%, 1/24/2029 (a) (b)	10,999,000	10,991,301
Series MTN, SOFR + 1.05%, 5.41%, 2/4/2028 (b)	4,767,000	4,799,606
Series MTN, SOFR + 1.33%, 5.68%, 4/2/2026 (a) (b)	5,755,000	5,755,060
Bank of America NA:
SOFR + 0.78%, 5.14%, 8/18/2025 (b)	2,945,000	2,947,297
SOFR + 1.02%, 5.38%, 8/18/2026 (b)	6,925,000	6,993,211
Bank of Montreal:
SOFR + 0.76%, 5.12%, 6/4/2027 (b)	5,725,000	5,749,102
SOFR + 0.86%, 5.22%, 1/27/2029 (a) (b)	3,000,000	2,998,080
SOFR + 0.88%, 5.24%, 9/10/2027 (a) (b)	8,600,000	8,629,756
SOFR + 0.95%, 5.31%, 9/25/2025 (b)	2,298,000	2,305,285
SOFR + 1.16%, 5.52%, 12/11/2026 (b)	4,600,000	4,642,044
SOFR + 1.33%, 5.69%, 6/5/2026 (b)	3,521,000	3,556,140
Series MTN, SOFR + 0.62%, 4.98%, 9/15/2026 (b)	4,368,000	4,372,150
Series MTN, SOFR + 1.06%, 5.42%, 6/7/2025 (b)	1,778,000	1,780,720
Bank of New York Mellon Corp. SOFR + 0.83%, 5.19%, 7/21/2028 (b)	3,750,000	3,765,563
Bank of New Zealand SOFR + 0.81%, 5.18%, 1/27/2027 (b) (c)	4,875,000	4,893,915
Bank of Nova Scotia:
SOFR + 0.55%, 4.90%, 3/2/2026 (b)	2,477,000	2,479,749
SOFR + 0.61%, 4.97%, 9/15/2026 (b)	3,979,000	3,982,342
SOFR + 0.89%, 5.25%, 2/14/2029 (b)	5,200,000	5,192,928
SOFR + 1.00%, 5.36%, 9/8/2028 (b)	6,000,000	6,030,660

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.09%, 5.45%, 6/12/2025 (b)	$3,993,000	$3,999,868
Series GMTN, SOFR + 0.78%, 5.14%, 6/4/2027 (a) (b)	5,000,000	5,015,000
Series GMTN, SOFR + 1.08%, 5.44%, 8/1/2029 (a) (b)	5,344,000	5,363,987
Banque Federative du Credit Mutuel SA:
SOFR + 1.07%, 5.43%, 2/16/2028 (a) (b) (c)	6,019,000	6,048,493
SOFR + 1.13%, 5.49%, 1/23/2027 (b) (c)	2,150,000	2,162,642
SOFR + 1.23%, 5.59%, 1/22/2030 (b) (c)	7,250,000	7,267,400
SOFR + 1.40%, 5.75%, 7/13/2026 (b) (c)	2,035,000	2,056,327
Barclays PLC:
SOFR + 1.49%, 5.85%, 3/12/2028 (a) (b)	5,895,000	5,966,565
SOFR + 1.88%, 6.24%, 9/13/2027 (b)	3,100,000	3,149,724
BPCE SA:
SOFR + 0.96%, 5.32%, 9/25/2025 (b) (c)	1,978,000	1,983,083
SOFR + 1.98%, 6.34%, 10/19/2027 (b) (c)	7,190,000	7,317,694
Canadian Imperial Bank of Commerce:
SOFR + 0.72%, 5.07%, 1/13/2028 (b)	6,000,000	5,994,900
SOFR + 0.93%, 5.29%, 9/11/2027 (a) (b)	4,800,000	4,815,744
SOFR + 0.94%, 5.30%, 6/28/2027 (b)	5,848,000	5,877,591
SOFR + 1.03%, 5.39%, 3/30/2029 (b)	4,000,000	4,003,960
SOFR + 1.22%, 5.58%, 10/2/2026 (b)	3,569,000	3,603,619
Citibank NA:
SOFR + 0.59%, 4.95%, 4/30/2026 (b)	9,675,000	9,701,800
SOFR + 0.71%, 5.07%, 8/6/2026 (b)	10,735,000	10,776,222
SOFR + 0.71%, 5.07%, 11/19/2027 (b)	10,130,000	10,143,372
SOFR + 0.81%, 5.17%, 9/29/2025 (b)	8,225,000	8,235,446
SOFR + 1.06%, 5.42%, 12/4/2026 (b)	6,150,000	6,197,970
Citigroup, Inc.:
3 mo. USD Term SOFR + 1.51%, 5.82%, 7/1/2026 (b)	4,235,000	4,243,512
SOFR + 0.77%, 5.13%, 6/9/2027 (b)	4,724,000	4,730,944
Security Description	Principal Amount	Value
SOFR + 0.87%, 5.23%, 3/4/2029 (b)	$9,000,000	$9,003,060
SOFR + 1.28%, 5.64%, 2/24/2028 (b)	6,033,000	6,094,899
Commonwealth Bank of Australia:
SOFR + 0.40%, 4.75%, 7/7/2025 (b) (c)	15,997,000	15,998,920
SOFR + 0.46%, 4.83%, 11/27/2026 (b) (c)	9,000,000	9,001,440
SOFR + 0.52%, 4.90%, 6/15/2026 (a) (b) (c)	7,611,000	7,621,732
SOFR + 0.63%, 5.00%, 9/12/2025 (b) (c)	6,156,000	6,164,803
SOFR + 0.64%, 5.02%, 3/14/2028 (a) (b) (c)	10,500,000	10,509,555
SOFR + 0.75%, 5.12%, 3/13/2026 (b) (c)	5,051,000	5,068,325
SOFR + 0.81%, 5.19%, 3/14/2030 (a) (b) (c)	15,000,000	15,044,700
SOFR + 0.97%, 5.35%, 3/14/2027 (b) (c)	2,840,000	2,864,026
Cooperatieve Rabobank UA:
SOFR + 0.60%, 4.96%, 1/21/2028 (a) (b)	4,250,000	4,248,810
SOFR + 0.62%, 4.98%, 8/28/2026 (b)	8,000,000	8,029,120
SOFR + 0.71%, 5.06%, 1/9/2026 (b)	7,350,000	7,368,963
SOFR + 0.71%, 5.07%, 3/5/2027 (b)	7,075,000	7,101,956
SOFR + 0.89%, 5.25%, 10/17/2029 (a) (b)	2,500,000	2,503,100
Credit Agricole SA:
SOFR + 0.87%, 5.23%, 3/11/2027 (b) (c)	5,000,000	5,018,200
SOFR + 1.13%, 5.48%, 1/9/2029 (a) (b) (c)	7,750,000	7,778,752
SOFR + 1.21%, 5.57%, 9/11/2028 (b) (c)	6,000,000	6,040,800
SOFR + 1.29%, 5.64%, 7/5/2026 (b) (c)	5,100,000	5,143,707
DBS Group Holdings Ltd.:
SOFR + 0.60%, 4.98%, 3/21/2028 (a) (b) (c)	4,000,000	4,005,160
SOFR + 0.61%, 4.98%, 9/12/2025 (a) (b) (c)	8,390,000	8,396,628
SOFR + 0.65%, 5.03%, 3/21/2030 (b) (c)	6,500,000	6,474,975
Deutsche Bank AG:
SOFR + 1.21%, 5.56%, 1/10/2029 (a) (b)	6,950,000	6,946,039
SOFR + 1.22%, 5.58%, 11/16/2027 (b)	2,550,000	2,559,129

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Federation des Caisses Desjardins du Quebec SOFR + 0.63%, 4.99%, 1/27/2027 (b) (c)	$6,500,000	$6,507,930
Fifth Third Bank NA SOFR + 0.81%, 5.17%, 1/28/2028 (b)	4,500,000	4,513,050
Goldman Sachs Bank USA:
SOFR + 0.75%, 5.11%, 5/21/2027 (b)	9,700,000	9,711,446
SOFR + 0.77%, 5.13%, 3/18/2027 (a) (b)	8,690,000	8,704,252
Goldman Sachs Group, Inc.:
3 mo. USD Term SOFR + 1.43%, 5.75%, 5/15/2026 (b)	14,102,000	14,119,627
SOFR + 0.79%, 5.15%, 12/9/2026 (b)	3,490,000	3,494,956
SOFR + 0.81%, 5.17%, 3/9/2027 (b)	5,021,000	5,029,285
SOFR + 0.82%, 5.18%, 9/10/2027 (b)	4,978,000	4,980,788
SOFR + 0.92%, 5.28%, 10/21/2027 (b)	4,319,000	4,331,223
SOFR + 1.07%, 5.42%, 8/10/2026 (a) (b)	5,369,000	5,380,543
SOFR + 1.12%, 5.48%, 2/24/2028 (b)	1,261,000	1,271,328
SOFR + 1.85%, 6.21%, 3/15/2028 (b)	4,491,000	4,583,470
Series GMTN, 3 mo. USD Term SOFR + 2.01%, 6.31%, 10/28/2027 (a) (b)	9,177,000	9,354,942
HSBC Holdings PLC:
3 mo. USD Term SOFR + 1.64%, 5.94%, 9/12/2026 (b)	3,800,000	3,822,648
SOFR + 1.03%, 5.39%, 3/3/2029 (b)	8,000,000	8,012,240
SOFR + 1.04%, 5.40%, 11/19/2028 (b)	7,700,000	7,735,805
SOFR + 1.57%, 5.93%, 8/14/2027 (b)	7,650,000	7,746,620
HSBC USA, Inc. SOFR + 0.96%, 5.32%, 3/4/2027 (b)	7,100,000	7,140,399
Huntington National Bank SOFR + 0.72%, 5.09%, 4/12/2028 (b)	6,500,000	6,490,380
ING Groep NV:
SOFR + 1.01%, 5.37%, 4/1/2027 (b)	3,068,000	3,079,229
SOFR + 1.01%, 5.37%, 3/25/2029 (b)	7,000,000	6,995,660
SOFR + 1.56%, 5.92%, 9/11/2027 (a) (b)	7,950,000	8,051,203
Security Description	Principal Amount	Value
JPMorgan Chase & Co.:
SOFR + 0.77%, 5.13%, 9/22/2027 (a) (b)	$5,045,000	$5,054,737
SOFR + 0.86%, 5.22%, 10/22/2028 (b)	5,921,000	5,940,302
SOFR + 0.89%, 5.24%, 4/22/2027 (b)	4,798,000	4,813,881
SOFR + 0.92%, 5.28%, 4/22/2028 (b)	9,483,000	9,535,346
SOFR + 0.93%, 5.29%, 7/22/2028 (b)	8,150,000	8,183,659
SOFR + 1.18%, 5.54%, 2/24/2028 (a) (b)	9,136,000	9,229,370
SOFR + 1.20%, 5.56%, 1/23/2028 (b)	6,942,000	7,014,613
SOFR + 1.32%, 5.68%, 4/26/2026 (b)	5,195,000	5,198,065
Series FRN, SOFR + 0.80%, 5.15%, 1/24/2029 (b)	8,400,000	8,409,408
JPMorgan Chase Bank NA SOFR + 1.00%, 5.36%, 12/8/2026 (b)	10,655,000	10,766,345
Lloyds Banking Group PLC:
SOFR + 1.06%, 5.42%, 11/26/2028 (b)	9,100,000	9,127,027
SOFR + 1.56%, 5.92%, 8/7/2027 (b)	4,775,000	4,827,859
SOFR + 1.58%, 5.94%, 1/5/2028 (b)	2,750,000	2,782,945
Macquarie Bank Ltd.:
SOFR + 0.92%, 5.28%, 7/2/2027 (b) (c)	9,235,000	9,299,183
SOFR + 1.20%, 5.57%, 12/7/2026 (b) (c)	3,707,000	3,746,331
SOFR + 1.24%, 5.62%, 6/15/2026 (b) (c)	3,289,000	3,316,430
Macquarie Group Ltd. SOFR + 0.92%, 5.30%, 9/23/2027 (b) (c)	5,397,000	5,413,461
Mitsubishi UFJ Financial Group, Inc. SOFR + 1.44%, 5.80%, 4/17/2026 (b)	2,800,000	2,801,288
Mizuho Financial Group, Inc. SOFR + 0.96%, 5.33%, 5/22/2026 (b)	9,009,000	9,016,748
Morgan Stanley Series MTN, SOFR + 1.02%, 5.38%, 4/13/2028 (a) (b)	10,189,000	10,251,459
Morgan Stanley Bank NA:
SOFR + 0.69%, 5.04%, 10/15/2027 (b)	11,050,000	11,051,326
SOFR + 0.78%, 5.14%, 7/16/2025 (b)	6,208,000	6,211,104
SOFR + 0.87%, 5.22%, 5/26/2028 (b)	9,000,000	9,025,740
SOFR + 0.90%, 5.26%, 1/12/2029 (b)	6,300,000	6,318,774

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.94%, 5.30%, 7/14/2028 (a) (b)	$10,750,000	$10,800,740
SOFR + 1.08%, 5.44%, 1/14/2028 (b)	5,845,000	5,887,610
SOFR + 1.17%, 5.52%, 10/30/2026 (b)	3,700,000	3,735,816
National Australia Bank Ltd.:
SOFR + 0.55%, 4.92%, 1/29/2026 (b) (c)	3,800,000	3,801,634
SOFR + 0.60%, 4.97%, 10/26/2027 (a) (b) (c)	9,500,000	9,511,495
SOFR + 0.62%, 4.99%, 6/11/2027 (b) (c)	12,550,000	12,577,735
SOFR + 0.65%, 5.01%, 1/12/2027 (a) (b) (c)	5,330,000	5,348,762
SOFR + 0.65%, 5.02%, 12/10/2025 (b) (c)	3,890,000	3,899,219
SOFR + 0.76%, 5.13%, 5/13/2025 (b) (c)	6,595,000	6,598,166
SOFR + 0.79%, 5.15%, 1/14/2030 (b) (c)	9,000,000	9,032,040
National Bank of Canada SOFR + 1.03%, 5.39%, 7/2/2027 (b)	3,900,000	3,915,834
NatWest Group PLC:
SOFR + 1.25%, 5.61%, 3/1/2028 (b)	3,070,000	3,092,810
SOFR + 1.30%, 5.66%, 11/15/2028 (b)	7,500,000	7,573,575
NatWest Markets PLC:
SOFR + 0.76%, 5.12%, 9/29/2026 (b) (c)	2,685,000	2,685,725
SOFR + 0.90%, 5.26%, 5/17/2027 (b) (c)	5,875,000	5,892,390
SOFR + 0.95%, 5.31%, 3/21/2028 (a) (b) (c)	4,700,000	4,703,901
SOFR + 1.14%, 5.50%, 5/17/2029 (b) (c)	2,601,000	2,614,187
SOFR + 1.19%, 5.55%, 3/21/2030 (b) (c)	4,300,000	4,305,547
NongHyup Bank SOFR + 0.80%, 5.16%, 7/22/2027 (b)	3,700,000	3,710,804
Nordea Bank Abp:
SOFR + 0.70%, 5.06%, 3/17/2028 (a) (b) (c)	3,000,000	3,001,440
SOFR + 0.74%, 5.10%, 3/19/2027 (a) (b) (c)	6,076,000	6,099,453
SOFR + 0.96%, 5.32%, 6/6/2025 (b) (c)	3,780,000	3,784,914
SOFR + 1.02%, 5.38%, 9/10/2029 (b) (c)	3,000,000	3,022,920
PNC Bank NA SOFR + 0.50%, 4.85%, 1/15/2027 (b)	5,500,000	5,507,315
Security Description	Principal Amount	Value
Royal Bank of Canada:
Series GMTN, SOFR + 0.53%, 4.88%, 1/20/2026 (b)	$3,766,000	$3,769,465
Series GMTN, SOFR + 0.57%, 4.93%, 4/27/2026 (b)	2,608,000	2,612,434
Series GMTN, SOFR + 0.59%, 4.95%, 11/2/2026 (b)	4,085,000	4,089,248
Series GMTN, SOFR + 0.71%, 5.07%, 1/21/2027 (b)	2,481,000	2,486,756
Series GMTN, SOFR + 0.72%, 5.08%, 10/18/2027 (b)	8,150,000	8,161,328
Series GMTN, SOFR + 0.79%, 5.15%, 7/23/2027 (b)	7,655,000	7,673,142
Series GMTN, SOFR + 0.82%, 5.18%, 3/27/2028 (a) (b)	4,000,000	3,999,520
Series GMTN, SOFR + 0.83%, 5.19%, 1/24/2029 (a) (b)	6,900,000	6,887,649
Series GMTN, SOFR + 0.86%, 5.22%, 10/18/2028 (b)	5,350,000	5,362,359
Series GMTN, SOFR + 0.95%, 5.31%, 1/19/2027 (a) (b)	6,450,000	6,492,441
Series GMTN, SOFR + 1.08%, 5.43%, 1/12/2026 (b)	2,947,000	2,963,297
Series GMTN, SOFR + 1.08%, 5.44%, 7/20/2026 (b)	4,415,000	4,449,879
Santander Holdings USA, Inc. SOFR + 1.61%, 5.97%, 3/20/2029 (b)	4,500,000	4,517,190
Shinhan Bank Co. Ltd. 3 mo. USD Term SOFR + 1.96%, 6.26%, 4/24/2025 (b)	300,000	300,252
Skandinaviska Enskilda Banken AB:
SOFR + 0.89%, 5.25%, 3/5/2027 (b) (c)	3,870,000	3,900,457
SOFR + 0.96%, 5.32%, 6/9/2025 (b) (c)	5,280,000	5,287,445
Societe Generale SA:
SOFR + 1.10%, 5.46%, 2/19/2027 (b) (c)	4,000,000	4,006,120
SOFR + 1.41%, 5.76%, 4/13/2029 (b) (c)	6,200,000	6,223,560
SOFR + 1.66%, 6.02%, 1/19/2028 (b) (c)	4,639,000	4,682,143

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Standard Chartered Bank Series MTN, SOFR + 0.65%, 5.00%, 10/8/2026 (b)	$3,650,000	$3,652,701
Standard Chartered PLC:
SOFR + 1.17%, 5.53%, 5/14/2028 (a) (b) (c)	5,350,000	5,380,442
SOFR + 1.24%, 5.60%, 1/21/2029 (a) (b) (c)	5,400,000	5,442,012
SOFR + 1.93%, 6.28%, 7/6/2027 (a) (b) (c)	6,175,000	6,265,032
SOFR + 2.03%, 6.39%, 2/8/2028 (b) (c)	3,300,000	3,369,465
Sumitomo Mitsui Financial Group, Inc.:
SOFR + 0.88%, 5.23%, 1/14/2027 (b)	4,683,000	4,711,098
SOFR + 1.05%, 5.41%, 4/15/2030 (a) (b)	3,000,000	3,011,700
SOFR + 1.17%, 5.52%, 7/9/2029 (b)	4,750,000	4,796,835
SOFR + 1.30%, 5.65%, 7/13/2026 (b)	3,650,000	3,689,311
SOFR + 1.43%, 5.78%, 1/13/2026 (b)	3,100,000	3,124,056
Sumitomo Mitsui Trust Bank Ltd.:
SOFR + 0.98%, 5.35%, 9/10/2027 (a) (b) (c)	7,750,000	7,829,205
SOFR + 0.99%, 5.36%, 3/13/2030 (b) (c)	11,000,000	11,076,670
SOFR + 1.12%, 5.49%, 3/9/2026 (a) (b) (c)	6,860,000	6,901,846
SOFR + 1.15%, 5.52%, 9/14/2026 (b) (c)	4,850,000	4,892,680
Svenska Handelsbanken AB:
SOFR + 0.66%, 5.02%, 5/28/2027 (b) (c)	3,250,000	3,253,738
SOFR + 0.91%, 5.27%, 6/10/2025 (b) (c)	4,760,000	4,766,283
SOFR + 1.25%, 5.61%, 6/15/2026 (b) (c)	6,241,000	6,306,406
Swedbank AB:
SOFR + 1.03%, 5.39%, 11/20/2029 (b) (c)	4,000,000	4,015,000
SOFR + 1.38%, 5.74%, 6/15/2026 (b) (c)	4,300,000	4,348,375
Toronto-Dominion Bank:
SOFR + 0.59%, 4.95%, 9/10/2026 (b)	3,072,000	3,073,966
SOFR + 0.62%, 4.98%, 12/17/2026 (b)	3,000,000	3,003,000
SOFR + 0.82%, 5.18%, 1/31/2028 (a) (b)	4,400,000	4,402,288
SOFR + 1.02%, 5.38%, 6/6/2025 (b)	3,218,000	3,222,119
SOFR + 1.03%, 5.39%, 12/17/2029 (b)	8,063,000	8,079,287
Security Description	Principal Amount	Value
Series GMTN, SOFR + 0.48%, 4.83%, 10/10/2025 (a) (b)	$4,750,000	$4,755,273
Series GMTN, SOFR + 0.73%, 5.08%, 4/5/2027 (b)	6,008,000	6,011,785
Series MTN, SOFR + 1.08%, 5.44%, 7/17/2026 (b)	5,683,000	5,723,974
U.S. Bank NA SOFR + 0.69%, 5.05%, 10/22/2027 (a) (b)	6,575,000	6,579,537
UBS AG SOFR + 0.93%, 5.29%, 9/11/2025 (b)	5,788,000	5,802,238
UBS Group AG SOFR + 1.58%, 5.94%, 5/12/2026 (b) (c)	7,300,000	7,308,103
United Overseas Bank Ltd. SOFR + 0.58%, 4.96%, 4/2/2028 (b) (c) (d)	3,000,000	2,996,580
Wells Fargo & Co.:
SOFR + 0.78%, 5.13%, 1/24/2028 (a) (b)	8,000,000	8,013,440
Series MTN, SOFR + 1.07%, 5.43%, 4/22/2028 (b)	11,592,000	11,675,346
Series MTN, SOFR + 1.32%, 5.68%, 4/25/2026 (b)	7,527,000	7,533,247
Wells Fargo Bank NA:
SOFR + 0.71%, 5.06%, 1/15/2026 (b)	6,350,000	6,368,606
SOFR + 0.80%, 5.16%, 8/1/2025 (b)	1,685,000	1,686,399
SOFR + 1.06%, 5.42%, 8/7/2026 (b)	4,625,000	4,659,456
SOFR + 1.07%, 5.43%, 12/11/2026 (b)	5,270,000	5,319,275
Westpac Banking Corp.:
SOFR + 0.42%, 4.78%, 4/16/2026 (b)	8,500,000	8,501,275
SOFR + 0.50%, 4.87%, 3/6/2028 (b) (c)	1,500,000	1,494,300
SOFR + 0.52%, 4.89%, 6/3/2026 (b)	4,676,000	4,681,845
SOFR + 0.72%, 5.09%, 11/17/2025 (b)	5,444,000	5,456,412
SOFR + 0.81%, 5.17%, 4/16/2029 (a) (b)	8,750,000	8,792,087
SOFR + 1.00%, 5.37%, 8/26/2025 (b)	7,779,000	7,801,792
Series GMTN, SOFR + 0.46%, 4.82%, 10/20/2026 (b)	9,150,000	9,160,156
		1,269,177,677
BEVERAGES — 0.4%
Keurig Dr. Pepper, Inc. SOFR + 0.88%, 5.24%, 3/15/2027 (b)	3,894,000	3,919,973

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Pepsico Singapore Financing I Pte. Ltd. SOFR + 0.56%, 4.93%, 2/16/2027 (b)	$3,600,000	$3,613,608
PepsiCo, Inc. SOFR + 0.40%, 4.76%, 2/13/2026 (b)	3,714,000	3,719,608
		11,253,189
COMMERCIAL SERVICES — 0.2%
PayPal Holdings, Inc. SOFR + 0.67%, 5.03%, 3/6/2028 (b)	5,000,000	5,004,050
DIVERSIFIED FINANCIAL SERVICES — 1.7%
American Express Co.:
SOFR + 0.65%, 5.01%, 11/4/2026 (a) (b)	3,669,000	3,677,329
SOFR + 0.75%, 5.11%, 4/23/2027 (b)	3,418,000	3,426,818
SOFR + 0.76%, 5.12%, 2/13/2026 (b)	1,688,000	1,692,271
SOFR + 0.93%, 5.29%, 7/26/2028 (a) (b)	7,000,000	7,034,790
SOFR + 0.97%, 5.33%, 7/28/2027 (b)	4,404,000	4,417,036
SOFR + 1.00%, 5.36%, 2/16/2028 (b)	4,343,000	4,369,145
SOFR + 1.35%, 5.71%, 10/30/2026 (b)	2,535,000	2,548,157
Charles Schwab Corp.:
SOFR + 0.52%, 4.88%, 5/13/2026 (b)	5,826,000	5,825,242
SOFR + 1.05%, 5.41%, 3/3/2027 (a) (b)	5,486,000	5,536,197
Mastercard, Inc. SOFR + 0.44%, 4.80%, 3/15/2028 (b)	3,450,000	3,444,997
Nomura Holdings, Inc. SOFR + 1.25%, 5.61%, 7/2/2027 (a) (b)	5,500,000	5,542,735
		47,514,717
ELECTRIC — 1.2%
Consolidated Edison Co. of New York, Inc. SOFR + 0.52%, 4.88%, 11/18/2027 (b)	4,611,000	4,620,268
Georgia Power Co. SOFR + 0.28%, 4.64%, 9/15/2026 (b)	4,500,000	4,500,585
National Rural Utilities Cooperative Finance Corp.:
SOFR + 0.82%, 5.18%, 9/16/2027 (a) (b)	4,000,000	4,022,480
Security Description	Principal Amount	Value
Series GMTN, SOFR + 0.80%, 5.16%, 2/5/2027 (b)	$3,522,000	$3,540,702
NextEra Energy Capital Holdings, Inc.:
SOFR + 0.76%, 5.12%, 1/29/2026 (a) (b)	6,483,000	6,504,459
SOFR + 0.80%, 5.16%, 2/4/2028 (a) (b)	5,500,000	5,515,840
Pinnacle West Capital Corp. SOFR + 0.82%, 5.18%, 6/10/2026 (a) (b)	4,516,000	4,537,586
		33,241,920
HEALTH CARE SERVICES — 0.4%
HCA, Inc. SOFR + 0.87%, 5.23%, 3/1/2028 (b)	3,500,000	3,508,750
Roche Holdings, Inc. SOFR + 0.74%, 5.10%, 11/13/2026 (b) (c)	2,425,000	2,440,544
UnitedHealth Group, Inc. SOFR + 0.50%, 4.85%, 7/15/2026 (b)	5,886,000	5,906,013
		11,855,307
INSURANCE — 4.7%
Athene Global Funding:
SOFR + 0.83%, 5.18%, 1/7/2027 (b) (c)	5,000,000	5,019,000
SOFR + 0.85%, 5.21%, 5/8/2026 (b) (c)	2,585,000	2,587,999
SOFR + 0.95%, 5.31%, 3/6/2028 (b) (c)	6,000,000	5,982,720
SOFR + 1.03%, 5.39%, 8/27/2026 (b) (c)	5,250,000	5,266,065
SOFR + 1.21%, 5.57%, 3/25/2027 (b) (c)	3,750,000	3,791,850
Corebridge Global Funding:
SOFR + 0.75%, 5.10%, 1/7/2028 (b) (c)	4,250,000	4,244,347
SOFR + 1.30%, 5.66%, 9/25/2026 (b) (c)	2,659,000	2,681,708
Jackson National Life Global Funding SOFR + 0.97%, 5.32%, 1/14/2028 (b) (c)	3,550,000	3,540,486
Marsh & McLennan Cos., Inc. SOFR + 0.70%, 5.06%, 11/8/2027 (b)	3,750,000	3,762,300
MassMutual Global Funding II:
SOFR + 0.74%, 5.09%, 4/9/2027 (b) (c)	4,594,000	4,613,938
SOFR + 0.77%, 5.13%, 1/29/2027 (b) (c)	4,224,000	4,238,573
SOFR + 0.98%, 5.33%, 7/10/2026 (b) (c)	4,832,000	4,859,639

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Metropolitan Life Global Funding I SOFR + 0.70%, 5.06%, 6/11/2027 (b) (c)	$6,820,000	$6,833,163
New York Life Global Funding:
SOFR + 0.41%, 4.77%, 2/5/2027 (b) (c)	3,801,000	3,793,816
SOFR + 0.48%, 4.84%, 6/9/2026 (b) (c)	6,504,000	6,512,000
SOFR + 0.58%, 4.94%, 1/16/2026 (b) (c)	5,605,000	5,617,275
SOFR + 0.58%, 4.94%, 8/28/2026 (b) (c)	250,000	250,477
SOFR + 0.65%, 5.01%, 5/2/2025 (b) (c)	3,512,000	3,513,370
SOFR + 0.67%, 5.03%, 4/2/2027 (a) (b) (c)	7,350,000	7,369,257
SOFR + 0.70%, 5.06%, 6/13/2025 (b) (c)	3,619,000	3,622,945
SOFR + 0.93%, 5.29%, 4/2/2026 (b) (c)	7,150,000	7,193,543
Northwestern Mutual Global Funding SOFR + 0.70%, 5.06%, 6/13/2025 (b) (c)	3,991,000	3,995,630
Pacific Life Global Funding II:
SOFR + 0.48%, 4.84%, 2/4/2027 (b) (c)	3,000,000	2,996,850
SOFR + 0.58%, 4.94%, 12/20/2027 (b) (c)	4,100,000	4,092,169
SOFR + 0.60%, 4.96%, 1/27/2028 (a) (b) (c)	2,750,000	2,753,245
SOFR + 0.62%, 4.98%, 6/4/2026 (b) (c)	3,831,000	3,840,041
SOFR + 0.85%, 5.21%, 2/5/2027 (b) (c)	7,000,000	7,031,290
SOFR + 0.86%, 5.22%, 6/16/2025 (b) (c)	3,865,000	3,870,411
SOFR + 1.05%, 5.41%, 7/28/2026 (b) (c)	5,108,000	5,146,310
Principal Life Global Funding II SOFR + 0.90%, 5.26%, 8/28/2025 (b) (c)	2,168,000	2,172,119
Protective Life Global Funding SOFR + 0.70%, 5.05%, 4/10/2026 (b) (c)	1,850,000	1,854,329
		133,046,865
MACHINERY, CONSTRUCTION & MINING — 1.4%
Caterpillar Financial Services Corp.:
SOFR + 0.38%, 4.73%, 1/7/2027 (b)	4,750,000	4,751,615
SOFR + 0.52%, 4.88%, 3/3/2028 (b)	5,500,000	5,499,560
Security Description	Principal Amount	Value
SOFR + 0.56%, 4.92%, 11/15/2027 (b)	$5,000,000	$5,008,000
SOFR + 0.69%, 5.05%, 10/16/2026 (b)	6,494,000	6,527,055
Series MTN, SOFR + 0.46%, 4.81%, 8/11/2025 (b)	3,471,000	3,473,777
Series MTN, SOFR + 0.46%, 4.82%, 2/27/2026 (b)	6,451,000	6,460,741
Series MTN, SOFR + 0.52%, 4.88%, 6/13/2025 (b)	2,802,000	2,803,905
Series MTN, SOFR + 0.52%, 4.88%, 5/14/2027 (b)	4,325,000	4,328,157
		38,852,810
MACHINERY-DIVERSIFIED — 1.5%
John Deere Capital Corp.:
SOFR + 0.50%, 4.86%, 3/6/2028 (b)	4,500,000	4,499,190
SOFR + 0.68%, 5.03%, 7/15/2027 (b)	3,000,000	3,023,430
Series MTN, SOFR + 0.44%, 4.80%, 3/6/2026 (a) (b)	7,506,000	7,518,084
Series MTN, SOFR + 0.48%, 4.84%, 10/22/2025 (b)	2,661,000	2,663,475
Series MTN, SOFR + 0.50%, 4.86%, 7/3/2025 (a) (b)	4,492,000	4,494,426
Series MTN, SOFR + 0.57%, 4.93%, 3/3/2026 (b)	4,407,000	4,419,692
Series MTN, SOFR + 0.60%, 4.95%, 4/19/2027 (b)	5,218,000	5,233,028
Series MTN, SOFR + 0.60%, 4.96%, 6/11/2027 (a) (b)	6,302,000	6,323,553
Series MTN, SOFR + 0.79%, 5.15%, 6/8/2026 (b)	3,419,000	3,435,479
		41,610,357
MINING — 0.5%
Glencore Funding LLC:
SOFR + 0.75%, 5.11%, 10/1/2026 (b) (c) (d)	5,000,000	5,002,900
SOFR + 1.06%, 5.41%, 4/4/2027 (b) (c)	4,331,000	4,348,584
Rio Tinto Finance USA PLC SOFR + 0.84%, 5.20%, 3/14/2028 (a) (b)	5,500,000	5,522,275
		14,873,759
MULTI-NATIONAL — 4.0%
European Bank for Reconstruction & Development:
SOFR + 0.30%, 4.66%, 2/16/2029 (b)	20,114,000	20,088,857
Series GMTN, SOFR + 0.33%, 4.69%, 2/20/2028 (b)	31,190,000	31,224,309

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Inter-American Development Bank SOFR + 0.30%, 4.66%, 2/15/2029 (b)	$22,500,000	$22,472,550
International Bank for Reconstruction & Development:
SOFR + 0.28%, 4.79%, 2/23/2027 (b)	18,500,000	18,522,570
SOFR + 0.29%, 4.65%, 11/22/2028 (b)	22,200,000	22,172,916
		114,481,202
OIL & GAS — 0.5%
Chevron USA, Inc.:
SOFR + 0.36%, 4.72%, 2/26/2027 (b)	8,000,000	8,009,440
SOFR + 0.47%, 4.83%, 2/26/2028 (b)	5,994,000	5,996,458
		14,005,898
PHARMACEUTICALS — 0.4%
Bristol-Myers Squibb Co. SOFR + 0.49%, 4.85%, 2/20/2026 (b)	5,117,000	5,127,694
GlaxoSmithKline Capital PLC SOFR + 0.50%, 4.86%, 3/12/2027 (b)	6,500,000	6,513,325
		11,641,019
REAL ESTATE INVESTMENT TRUSTS — 0.5%
Public Storage Operating Co.:
SOFR + 0.60%, 4.96%, 7/25/2025 (b)	4,846,000	4,850,555
SOFR + 0.70%, 5.06%, 4/16/2027 (b)	8,066,000	8,091,811
		12,942,366
SAVINGS & LOANS — 0.1%
Nationwide Building Society SOFR + 1.29%, 5.65%, 2/16/2028 (b) (c)	2,981,000	3,004,520
SOFTWARE — 0.2%
Oracle Corp. SOFR + 0.76%, 5.12%, 8/3/2028 (a) (b)	5,842,000	5,857,423
TOTAL CORPORATE BONDS & NOTES (Cost $2,043,211,595)		2,048,069,392
FOREIGN GOVERNMENT OBLIGATIONS — 25.1%
Asian Development Bank:
Series GMTN, SOFR + 0.30%, 4.66%, 6/20/2028 (b)	13,570,000	13,574,207
Security Description	Principal Amount	Value
Series GMTN, SOFR + 1.00%, 5.36%, 6/16/2026 (a) (b)	$15,610,000	$15,761,885
Series GMTN, SOFR + 1.00%, 5.36%, 8/27/2026 (a) (b)	15,450,000	15,621,649
Series GMTN, SOFR + 1.00%, 5.36%, 4/6/2027 (b)	15,450,000	15,680,823
Asian Infrastructure Investment Bank:
SOFR + 0.22%, 4.57%, 4/15/2026 (b) (c)	6,250,000	6,248,813
SOFR + 0.62%, 4.98%, 8/16/2027 (b) (c)	8,250,000	8,312,535
BNG Bank NV SOFR + 1.00%, 5.36%, 8/5/2026 (b) (c)	5,000,000	5,047,572
CDP Financial, Inc. SOFR + 0.40%, 4.76%, 5/19/2025 (b) (c)	14,500,000	14,504,349
Cooperatieve Rabobank UA:
SOFR + 0.90%, 5.25%, 10/5/2026 (a) (b)	4,250,000	4,276,648
Series MTN, SOFR + 0.70%, 5.06%, 7/18/2025 (a) (b)	7,925,000	7,936,491
CPPIB Capital, Inc. SOFR + 1.25%, 5.61%, 3/11/2026 (b) (c)	17,800,000	17,970,125
European Bank for Reconstruction & Development:
SOFR + 0.42%, 4.78%, 7/22/2030 (b)	3,000,000	3,002,100
Series GMTN, SOFR + 0.19%, 4.54%, 4/14/2026 (a) (b)	28,730,000	28,732,586
European Investment Bank:
SOFR + 0.32%, 4.68%, 8/14/2029 (a) (b)	14,825,000	14,819,367
SOFR + 1.00%, 5.36%, 1/21/2026 (b) (c)	10,400,000	10,467,912
SOFR + 1.00%, 5.36%, 5/21/2028 (b) (c)	13,150,000	13,426,808
Export Development Canada SOFR + 0.33%, 4.69%, 8/1/2028 (b)	11,000,000	11,007,406
Export-Import Bank of Korea:
SOFR + 0.47%, 4.82%, 1/14/2028 (b)	5,800,000	5,792,334
SOFR + 0.82%, 5.19%, 9/11/2029 (b)	5,000,000	5,044,492
Industrial Bank of Korea SOFR + 0.62%, 5.00%, 9/30/2027 (b) (c)	3,000,000	3,008,629

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Inter-American Development Bank:
SOFR + 0.17%, 4.53%, 9/16/2026 (b)	$19,994,000	$19,987,802
SOFR + 0.28%, 4.63%, 4/12/2027 (b)	17,250,000	17,269,665
SOFR + 0.35%, 4.71%, 10/4/2027 (b)	19,350,000	19,396,440
SOFR + 0.35%, 4.71%, 10/5/2028 (b)	15,000,000	15,015,600
SOFR + 0.39%, 4.75%, 3/13/2030 (b)	7,000,000	6,998,390
Series GMTN, SOFR + 0.20%, 4.56%, 2/10/2026 (b)	17,245,000	17,247,759
Series GMTN, SOFR + 0.27%, 4.63%, 3/20/2028 (b)	20,353,000	20,345,673
Series GMTN, SOFR + 0.37%, 4.73%, 8/1/2029 (b)	21,650,000	21,662,124
International Bank for Reconstruction & Development:
SOFR + 0.18%, 4.54%, 6/15/2026 (b)	10,860,000	10,860,434
SOFR + 0.27%, 4.63%, 6/15/2027 (b)	24,125,000	24,138,510
SOFR + 0.30%, 4.66%, 5/15/2028 (b)	17,674,000	17,681,423
SOFR + 0.30%, 4.66%, 1/24/2029 (b)	12,550,000	12,535,693
SOFR + 0.31%, 4.67%, 9/18/2025 (b)	19,450,000	19,465,171
SOFR + 0.31%, 4.67%, 9/23/2026 (b)	26,450,000	26,500,519
SOFR + 0.37%, 4.72%, 1/12/2027 (b)	30,535,000	30,624,773
SOFR + 0.43%, 4.79%, 8/19/2027 (b)	33,816,000	33,958,365
Series GMTN, SOFR + 0.28%, 4.64%, 11/18/2027 (b)	7,900,000	7,905,846
International Finance Corp.:
SOFR + 0.28%, 4.64%, 3/16/2026 (b)	12,889,000	12,902,276
SOFR + 0.31%, 4.65%, 8/28/2028 (b)	24,550,000	24,558,347
SOFR + 0.36%, 4.72%, 8/28/2029 (a) (b)	11,375,000	11,382,053
Kommunalbanken AS:
SOFR + 0.40%, 4.76%, 3/3/2028 (b) (c)	16,000,000	16,027,477
SOFR + 1.00%, 5.36%, 6/17/2026 (b) (c)	20,550,000	20,726,829
Korea Development Bank:
SOFR + 0.70%, 5.06%, 10/23/2026 (b)	4,050,000	4,064,311
Security Description	Principal Amount	Value
SOFR + 0.76%, 5.13%, 2/3/2030 (b)	$9,700,000	$9,728,914
Korea Housing Finance Corp. SOFR + 0.90%, 5.26%, 1/21/2030 (b)	3,200,000	3,221,003
Korea National Oil Corp.:
SOFR + 0.77%, 5.15%, 3/31/2028 (b)	3,000,000	2,997,636
SOFR + 0.83%, 5.19%, 4/3/2027 (b)	9,000,000	9,035,275
SOFR + 0.90%, 5.28%, 9/30/2027 (b)	2,772,000	2,788,131
SOFR + 1.08%, 5.45%, 11/14/2026 (b)	1,250,000	1,258,794
Kuntarahoitus OYJ SOFR + 1.00%, 5.36%, 2/2/2029 (b) (c)	3,000,000	3,061,102
National Australia Bank Ltd. SOFR + 0.86%, 5.23%, 6/9/2025 (b) (c)	4,367,000	4,372,371
Nordic Investment Bank:
SOFR + 0.29%, 4.65%, 10/4/2027 (a) (b) (c)	6,750,000	6,754,118
SOFR + 1.00%, 5.36%, 5/12/2026 (a) (b)	13,900,000	14,025,795
Svensk Exportkredit AB:
Series GMTN, SOFR + 1.00%, 5.36%, 8/3/2026 (b)	13,640,000	13,766,943
Series GMTN, SOFR + 1.00%, 5.36%, 5/5/2027 (b)	6,000,000	6,080,260
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $708,072,315)		708,582,553
	Shares
SHORT-TERM INVESTMENTS — 5.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (e) (f)	38,486,344	38,486,344
State Street Navigator Securities Lending Portfolio II (g) (h)	108,275,295	108,275,295
TOTAL SHORT-TERM INVESTMENTS (Cost $146,761,639)		146,761,639
TOTAL INVESTMENTS — 102.9% (Cost $2,898,045,549)		2,903,413,584
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.9)%		(80,866,519)
NET ASSETS — 100.0%		$2,822,547,065

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at March 31, 2025.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 31.1% of net assets as of March 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	When-issued security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2025.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
FRN	Floating Rate Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$2,048,069,392	$—	$2,048,069,392
Foreign Government Obligations	—	708,582,553	—	708,582,553
Short-Term Investments	146,761,639	—	—	146,761,639
TOTAL INVESTMENTS	$146,761,639	$2,756,651,945	$—	$2,903,413,584

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	28,231,117	$28,239,586	$131,212,142	$159,451,729	$1,165	$(1,164)	—	$—	$196,231
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	340,015,773	301,529,429	—	—	38,486,344	38,486,344	620,643
State Street Navigator Securities Lending Portfolio II	17,109,020	17,109,020	398,785,723	307,619,448	—	—	108,275,295	108,275,295	82,633
Total		$45,348,606	$870,013,638	$768,600,606	$1,165	$(1,164)		$146,761,639	$899,507
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.1%
ADVERTISING — 1.5%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	$7,568,000	$6,628,508
Clear Channel Outdoor Holdings, Inc.:
5.13%, 8/15/2027 (a)	12,838,000	12,424,360
7.50%, 6/1/2029 (a) (b)	5,140,000	4,244,149
7.75%, 4/15/2028 (a)	4,699,000	4,033,387
9.00%, 9/15/2028 (a) (b)	4,621,000	4,755,656
CMG Media Corp. 8.88%, 6/18/2029 (a) (b)	5,298,000	4,604,015
Lamar Media Corp.:
3.75%, 2/15/2028	6,187,000	5,883,095
4.88%, 1/15/2029	389,000	377,715
Neptune Bidco U.S., Inc. 9.29%, 4/15/2029 (a)	16,932,000	14,686,309
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/2029 (a) (b)	115,000	106,523
4.63%, 3/15/2030 (a) (b)	3,459,000	3,159,070
5.00%, 8/15/2027 (a)	3,223,000	3,159,539
Stagwell Global LLC 5.63%, 8/15/2029 (a)	5,893,000	5,611,786
		69,674,112
AEROSPACE & DEFENSE — 2.1%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a) (b)	5,261,000	5,340,073
Bombardier, Inc.:
6.00%, 2/15/2028 (a)	8,078,000	7,972,501
7.13%, 6/15/2026 (a)	68,000	68,052
7.50%, 2/1/2029 (a) (b)	5,227,000	5,348,894
7.88%, 4/15/2027 (a)	2,158,000	2,164,517
F-Brasile SpA/F-Brasile U.S. LLC Series XR, 7.38%, 8/15/2026 (a)	2,780,000	2,781,279
Moog, Inc. 4.25%, 12/15/2027 (a)	6,605,000	6,362,068
Spirit AeroSystems, Inc.:
4.60%, 6/15/2028 (b)	2,600,000	2,494,700
9.38%, 11/30/2029 (a)	5,880,000	6,286,249
TransDigm, Inc.:
4.63%, 1/15/2029	5,982,000	5,687,267
5.50%, 11/15/2027	11,721,000	11,588,435
6.38%, 3/1/2029 (a)	21,578,000	21,808,669
6.75%, 8/15/2028 (a)	15,707,000	15,945,275
Triumph Group, Inc. 9.00%, 3/15/2028 (a)	5,154,000	5,423,245
		99,271,224
Security Description	Principal Amount	Value
AGRICULTURE — 0.1%
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	$2,353,500	$2,328,106
AIRLINES — 1.7%
Air Canada 3.88%, 8/15/2026 (a)	6,260,000	6,128,227
Allegiant Travel Co. 7.25%, 8/15/2027 (a)	3,945,000	3,826,058
American Airlines, Inc.:
7.25%, 2/15/2028 (a) (b)	5,312,000	5,285,015
8.50%, 5/15/2029 (a) (b)	4,563,000	4,632,814
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/2026 (a)	8,608,149	8,582,927
5.75%, 4/20/2029 (a)	19,498,000	19,074,113
Avianca Midco 2 PLC:
9.00%, 12/1/2028 (a)	5,866,000	5,558,798
9.63%, 2/14/2030 (a) (b)	6,630,000	6,127,115
OneSky Flight LLC 8.88%, 12/15/2029 (a)	3,528,000	3,595,738
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 9/20/2025 (a) (c)	1,262,000	1,098,420
United Airlines, Inc. 4.38%, 4/15/2026 (a)	5,678,000	5,582,723
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.38%, 2/1/2030 (a) (b)	8,932,000	7,827,826
7.88%, 5/1/2027 (a) (b)	1,411,000	1,385,531
9.50%, 6/1/2028 (a) (b)	574,000	568,289
		79,273,594
APPAREL — 0.2%
Under Armour, Inc. 3.25%, 6/15/2026	2,646,000	2,574,611
VF Corp. 2.80%, 4/23/2027	908,000	859,958
William Carter Co. 5.63%, 3/15/2027 (a)	2,984,000	2,967,498
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a)	968,000	818,667
		7,220,734
AUTO MANUFACTURERS — 1.3%
Allison Transmission, Inc. 4.75%, 10/1/2027 (a)	2,800,000	2,731,932
Aston Martin Capital Holdings Ltd. 10.00%, 3/31/2029 (a)	6,637,000	6,020,555
Jaguar Land Rover Automotive PLC:
4.50%, 10/1/2027 (a) (b)	3,152,000	3,027,969
5.50%, 7/15/2029 (a) (b)	980,000	955,304
5.88%, 1/15/2028 (a)	3,263,000	3,235,134
7.75%, 10/15/2025 (a)	470,000	470,066

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Nissan Motor Acceptance Co. LLC:
1.85%, 9/16/2026 (a)	$1,200,000	$1,138,224
2.00%, 3/9/2026 (a) (b)	6,120,000	5,887,501
2.45%, 9/15/2028 (a)	1,578,000	1,424,035
2.75%, 3/9/2028 (a)	7,000,000	6,434,890
5.30%, 9/13/2027 (a) (b)	400,000	397,348
7.05%, 9/15/2028 (a)	6,665,000	6,944,597
Nissan Motor Co. Ltd.:
3.52%, 9/17/2025 (a)	5,060,000	5,009,299
4.35%, 9/17/2027 (a)	8,027,000	7,782,658
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	5,203,000	4,974,484
Wabash National Corp. 4.50%, 10/15/2028 (a) (b)	4,842,000	4,359,059
		60,793,055
AUTO PARTS & EQUIPMENT — 1.8%
Adient Global Holdings Ltd. 7.00%, 4/15/2028 (a)	6,158,000	6,174,934
American Axle & Manufacturing, Inc.:
5.00%, 10/1/2029 (b)	3,467,000	2,987,583
6.50%, 4/1/2027 (b)	1,721,000	1,671,074
6.88%, 7/1/2028 (b)	778,000	742,360
Aptiv Swiss Holdings Ltd. 5 yr. CMT + 3.39%, 6.88%, 12/15/2054 (d)	1,690,000	1,657,552
Clarios Global LP/Clarios U.S. Finance Co.:
6.25%, 5/15/2026 (a)	2,772,000	2,771,279
6.75%, 5/15/2028 (a)	6,444,000	6,536,407
6.75%, 2/15/2030 (a) (b)	4,954,000	5,004,779
8.50%, 5/15/2027 (a)	8,074,500	8,096,866
Dana, Inc.:
5.38%, 11/15/2027	224,000	221,187
5.63%, 6/15/2028	3,854,000	3,795,188
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a) (b)	5,538,000	4,209,766
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027	6,155,000	6,008,388
5.00%, 5/31/2026	4,973,000	4,927,049
5.00%, 7/15/2029 (b)	3,843,000	3,565,843
Phinia, Inc. 6.75%, 4/15/2029 (a)	4,784,000	4,847,819
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a) (b)	5,520,000	4,345,786
Tenneco, Inc. 8.00%, 11/17/2028 (a)	11,509,000	10,979,356
Titan International, Inc. 7.00%, 4/30/2028 (b)	1,529,000	1,510,652
ZF North America Capital, Inc.:
4.75%, 4/29/2025 (a)	5,420,000	5,415,501
6.75%, 4/23/2030 (a)	635,000	603,783
6.88%, 4/14/2028 (a)	2,138,000	2,101,120
		88,174,272
Security Description	Principal Amount	Value
BANKS — 0.4%
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	$2,873,000	$2,860,157
7.63%, 5/1/2026 (a)	2,989,000	2,990,405
12.00%, 10/1/2028 (a)	5,715,000	6,137,853
Intesa Sanpaolo SpA 5.71%, 1/15/2026 (a)	8,622,000	8,643,986
		20,632,401
BEVERAGES — 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.:
4.38%, 4/30/2029 (a)	658,000	629,147
6.25%, 4/1/2029 (a)	2,935,000	2,927,985
		3,557,132
BIOTECHNOLOGY — 0.0% (e)
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a) (b)	2,150,000	1,506,483
CHEMICALS — 2.8%
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a)	1,015,000	929,862
Celanese U.S. Holdings LLC:
6.42%, 7/15/2027 (b) (f)	2,486,000	2,526,671
6.50%, 4/15/2030 (b)	2,625,000	2,606,520
6.60%, 11/15/2028 (f)	4,975,000	5,133,404
6.80%, 11/15/2030 (f)	1,238,000	1,283,397
Chemours Co.:
4.63%, 11/15/2029 (a) (b)	1,028,000	879,218
5.38%, 5/15/2027	1,985,000	1,936,050
5.75%, 11/15/2028 (a)	8,269,000	7,643,368
Consolidated Energy Finance SA 5.63%, 10/15/2028 (a) (b)	5,268,000	4,539,330
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	4,055,000	3,921,672
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	3,190,000	3,004,214
GPD Cos., Inc. 10.13%, 4/1/2026 (a) (b)	2,597,000	2,386,565
Herens Holdco SARL 4.75%, 5/15/2028 (a)	2,729,000	2,457,737
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (a)	2,204,000	2,201,289
INEOS Finance PLC:
6.75%, 5/15/2028 (a)	5,978,000	6,006,216
7.50%, 4/15/2029 (a) (b)	1,977,000	1,969,329
INEOS Quattro Finance 2 PLC 9.63%, 3/15/2029 (a) (b)	6,645,000	6,900,965
Ingevity Corp. 3.88%, 11/1/2028 (a) (b)	1,557,000	1,453,615
Innophos Holdings, Inc. 11.50%, 6/15/2029 (a)	2,920,000	2,990,489

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Iris Holding, Inc. 10.00%, 12/15/2028 (a) (b)	$2,676,000	$2,390,203
Mativ Holdings, Inc. 8.00%, 10/1/2029 (a) (b)	3,489,000	3,008,495
Methanex Corp.:
5.13%, 10/15/2027	3,357,000	3,282,676
5.25%, 12/15/2029	3,098,000	2,973,367
Minerals Technologies, Inc. 5.00%, 7/1/2028 (a)	2,307,000	2,221,503
Nufarm Australia Ltd./Nufarm Americas, Inc. 5.00%, 1/27/2030 (a)	55,000	51,182
Olin Corp.:
5.00%, 2/1/2030	892,000	839,845
5.63%, 8/1/2029	4,649,000	4,528,219
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/2028 (a)	6,083,000	5,620,145
6.25%, 10/1/2029 (a)	1,250,000	1,099,400
9.75%, 11/15/2028 (a)	9,407,000	9,776,319
Rain Carbon, Inc. 12.25%, 9/1/2029 (a) (b)	1,378,000	1,464,056
SCIH Salt Holdings, Inc.:
4.88%, 5/1/2028 (a)	6,586,000	6,262,562
6.63%, 5/1/2029 (a) (b)	1,366,000	1,324,665
SCIL IV LLC/SCIL USA Holdings LLC 5.38%, 11/1/2026 (a)	369,000	363,192
SK Invictus Intermediate II SARL 5.00%, 10/30/2029 (a)	4,166,000	3,912,291
SNF Group SACA 3.13%, 3/15/2027 (a)	2,301,000	2,193,106
Tronox, Inc. 4.63%, 3/15/2029 (a) (b)	8,301,000	7,084,239
Vibrantz Technologies, Inc. 9.00%, 2/15/2030 (a) (b)	4,527,000	3,689,505
WR Grace Holdings LLC:
4.88%, 6/15/2027 (a)	4,617,700	4,471,457
5.63%, 8/15/2029 (a) (b)	7,055,000	6,071,251
		133,397,589
COAL — 0.1%
Coronado Finance Pty. Ltd. 9.25%, 10/1/2029 (a)	4,277,000	4,009,816
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	266,000	244,167
		4,253,983
COMMERCIAL SERVICES — 4.9%
ADT Security Corp. 4.13%, 8/1/2029 (a) (b)	2,885,000	2,707,573
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a)	2,025,000	1,995,982
Albion Financing 1 SARL/Aggreko Holdings, Inc. 6.13%, 10/15/2026 (a)	968,000	966,558
Security Description	Principal Amount	Value
Albion Financing 2 SARL 8.75%, 4/15/2027 (a)	$4,141,000	$4,189,450
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/2029 (a) (b)	4,834,000	4,443,074
9.75%, 7/15/2027 (a)	2,229,000	2,235,375
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63%, 6/1/2028 (a)	11,023,000	10,429,608
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (a) (b)	2,861,000	2,504,291
AMN Healthcare, Inc.:
4.00%, 4/15/2029 (a) (b)	1,511,000	1,361,063
4.63%, 10/1/2027 (a)	6,034,000	5,798,795
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.38%, 3/1/2029 (a)	5,030,000	4,527,604
5.75%, 7/15/2027 (a)	3,064,000	2,951,740
8.25%, 1/15/2030 (a) (b)	3,744,000	3,640,179
Belron U.K. Finance PLC 5.75%, 10/15/2029 (a)	5,806,000	5,765,822
Block, Inc. 2.75%, 6/1/2026	3,482,000	3,377,888
Brink's Co.:
4.63%, 10/15/2027 (a)	3,190,000	3,129,996
6.50%, 6/15/2029 (a)	3,335,000	3,379,656
Carriage Services, Inc. 4.25%, 5/15/2029 (a)	2,576,000	2,341,120
Champions Financing, Inc. 8.75%, 2/15/2029 (a) (b)	7,030,000	6,291,850
CoreCivic, Inc. 8.25%, 4/15/2029	3,741,000	3,960,933
Deluxe Corp.:
8.00%, 6/1/2029 (a)	2,768,000	2,519,406
8.13%, 9/15/2029 (a)	6,886,000	6,930,759
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a)	7,370,000	7,633,256
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	2,880,000	2,800,656
6.00%, 6/1/2029 (a) (b)	3,156,000	2,955,026
7.75%, 2/15/2028 (a)	966,000	989,406
GEO Group, Inc. 8.63%, 4/15/2029 (b)	3,872,000	4,070,401
Graham Holdings Co. 5.75%, 6/1/2026 (a)	3,405,000	3,398,462
Grand Canyon University 5.13%, 10/1/2028	3,712,000	3,557,878
Herc Holdings, Inc.:
5.50%, 7/15/2027 (a)	8,505,000	8,474,467
6.63%, 6/15/2029 (a)	5,169,000	5,189,779
Hertz Corp.:
4.63%, 12/1/2026 (a) (b)	2,932,000	2,044,953
5.00%, 12/1/2029 (a) (b)	5,600,000	2,802,856

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
12.63%, 7/15/2029 (a) (b)	$8,742,000	$7,890,267
Korn Ferry 4.63%, 12/15/2027 (a)	689,000	667,882
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/2029 (a) (b)	3,769,000	3,559,858
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	4,593,000	4,241,911
OT Midco Ltd. 10.00%, 2/15/2030 (a) (b)	6,150,000	5,308,803
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a)	5,009,000	4,747,981
5.75%, 4/15/2026 (a)	4,766,000	4,762,616
6.25%, 1/15/2028 (a) (b)	8,224,000	8,208,786
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	3,663,000	3,388,128
RR Donnelley & Sons Co.:
9.50%, 8/1/2029 (a)	5,056,000	5,013,631
10.88%, 8/1/2029 (a)	5,298,000	5,171,749
Service Corp. International 5.13%, 6/1/2029	3,591,000	3,507,007
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 4.63%, 11/1/2026 (a)	2,335,000	2,301,236
Sotheby's 7.38%, 10/15/2027 (a)	5,220,000	5,061,677
StoneMor, Inc. 8.50%, 5/15/2029 (a)	1,217,000	1,112,971
TriNet Group, Inc. 3.50%, 3/1/2029 (a)	2,526,000	2,290,552
United Rentals North America, Inc.:
3.88%, 11/15/2027	1,979,000	1,911,081
4.88%, 1/15/2028	8,648,000	8,511,880
5.25%, 1/15/2030 (b)	915,000	899,125
5.50%, 5/15/2027	3,423,000	3,412,491
Upbound Group, Inc. 6.38%, 2/15/2029 (a) (b)	3,582,000	3,389,253
VM Consolidated, Inc. 5.50%, 4/15/2029 (a)	1,047,000	992,996
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a) (b)	4,189,000	4,152,304
Williams Scotsman, Inc.:
4.63%, 8/15/2028 (a)	3,706,000	3,591,818
6.63%, 6/15/2029 (a)	6,757,000	6,834,773
6.63%, 4/15/2030 (a) (b)	1,765,000	1,783,550
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a)	4,405,000	3,882,303
		235,962,491
COMPUTERS — 1.2%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a) (b)	2,482,200	2,427,815
Security Description	Principal Amount	Value
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (a)	$5,248,000	$4,923,096
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	3,211,000	2,955,116
McAfee Corp. 7.38%, 2/15/2030 (a) (b)	11,756,000	10,416,286
NCR Voyix Corp.:
5.00%, 10/1/2028 (a) (b)	7,833,000	7,535,973
5.13%, 4/15/2029 (a)	2,417,000	2,301,637
Science Applications International Corp. 4.88%, 4/1/2028 (a)	1,582,000	1,512,708
Seagate HDD Cayman 4.88%, 6/1/2027	4,604,000	4,530,244
Unisys Corp. 6.88%, 11/1/2027 (a) (b)	5,049,000	4,911,617
Virtusa Corp. 7.13%, 12/15/2028 (a)	141,000	132,785
Western Digital Corp. 4.75%, 2/15/2026 (b)	15,976,000	15,880,623
		57,527,900
CONSTRUCTION MATERIALS — 1.0%
ACProducts Holdings, Inc. 6.38%, 5/15/2029 (a)	1,993,000	1,201,261
AmeriTex HoldCo Intermediate LLC 10.25%, 10/15/2028 (a)	4,267,000	4,385,068
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a)	4,408,000	3,631,266
Cornerstone Building Brands, Inc. 9.50%, 8/15/2029 (a)	5,543,000	4,608,672
CP Atlas Buyer, Inc. 7.00%, 12/1/2028 (a) (b)	3,371,000	2,663,495
Griffon Corp. 5.75%, 3/1/2028	5,338,000	5,221,845
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	4,332,000	4,214,083
JELD-WEN, Inc. 4.88%, 12/15/2027 (a) (b)	1,287,000	1,200,681
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (a)	71,000	66,478
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	3,184,000	3,087,270
Smyrna Ready Mix Concrete LLC:
6.00%, 11/1/2028 (a)	4,484,000	4,348,852
8.88%, 11/15/2031 (a)	3,449,000	3,574,647
Standard Industries, Inc.:
4.75%, 1/15/2028 (a)	3,838,000	3,715,875

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 2/15/2027 (a)	$5,019,000	$4,941,055
		46,860,548
DISTRIBUTION & WHOLESALE — 0.5%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	7,898,000	7,553,094
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a)	4,260,000	4,192,181
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a) (b)	1,010,000	984,285
Gates Corp. 6.88%, 7/1/2029 (a)	1,992,000	2,027,876
H&E Equipment Services, Inc. 3.88%, 12/15/2028 (a)	596,000	594,498
Ritchie Bros Holdings, Inc. 6.75%, 3/15/2028 (a)	2,139,000	2,186,614
Velocity Vehicle Group LLC 8.00%, 6/1/2029 (a)	2,771,000	2,847,397
Windsor Holdings III LLC 8.50%, 6/15/2030 (a)	2,000,000	2,072,220
		22,458,165
DIVERSIFIED FINANCIAL SERVICES — 5.1%
AG Issuer LLC 6.25%, 3/1/2028 (a)	829,000	815,429
AG TTMT Escrow Issuer LLC 8.63%, 9/30/2027 (a)	1,191,000	1,220,858
Ally Financial, Inc. 5.75%, 11/20/2025	6,089,000	6,098,925
Armor Holdco, Inc. 8.50%, 11/15/2029 (a)	1,743,000	1,685,376
Bread Financial Holdings, Inc. 9.75%, 3/15/2029 (a)	7,086,000	7,474,525
Burford Capital Global Finance LLC 6.25%, 4/15/2028 (a)	1,197,000	1,187,819
Cobra AcquisitionCo LLC:
6.38%, 11/1/2029 (a) (b)	2,277,000	1,949,180
12.25%, 11/1/2029 (a)	1,775,000	1,821,257
Coinbase Global, Inc. 3.38%, 10/1/2028 (a) (b)	6,709,000	6,068,223
Credit Acceptance Corp.:
6.63%, 3/15/2030 (a)	3,882,000	3,829,593
9.25%, 12/15/2028 (a)	4,192,000	4,438,028
Encore Capital Group, Inc. 9.25%, 4/1/2029 (a)	1,766,000	1,849,108
Enova International, Inc.:
9.13%, 8/1/2029 (a)	1,199,000	1,232,560
11.25%, 12/15/2028 (a)	2,315,000	2,494,297
Freedom Mortgage Holdings LLC 9.25%, 2/1/2029 (a)	7,039,000	7,145,500
GGAM Finance Ltd.:
5.88%, 3/15/2030 (a)	2,000,000	1,978,780
6.88%, 4/15/2029 (a)	5,275,000	5,355,286
7.75%, 5/15/2026 (a)	290,000	293,402
Security Description	Principal Amount	Value
8.00%, 2/15/2027 (a)	$7,819,000	$8,013,615
8.00%, 6/15/2028 (a) (b)	1,733,000	1,822,146
Global Aircraft Leasing Co. Ltd. 8.75%, 9/1/2027 (a)	6,409,000	6,509,173
goeasy Ltd.:
7.63%, 7/1/2029 (a)	3,534,000	3,537,463
9.25%, 12/1/2028 (a)	3,149,000	3,307,143
Hightower Holding LLC 9.13%, 1/31/2030 (a)	352,000	362,169
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 8/15/2028 (a)	5,694,000	5,359,079
Jefferson Capital Holdings LLC 9.50%, 2/15/2029 (a)	1,995,000	2,122,141
LD Holdings Group LLC 6.13%, 4/1/2028 (a) (b)	2,981,000	2,356,361
Midcap Financial Issuer Trust:
5.63%, 1/15/2030 (a)	1,951,000	1,772,718
6.50%, 5/1/2028 (a)	8,534,000	8,192,213
Nationstar Mortgage Holdings, Inc.:
5.00%, 2/1/2026 (a)	5,870,000	5,846,520
5.50%, 8/15/2028 (a)	4,533,000	4,494,107
6.00%, 1/15/2027 (a)	457,000	456,895
6.50%, 8/1/2029 (a)	4,839,000	4,896,971
Navient Corp.:
4.88%, 3/15/2028 (b)	3,454,000	3,294,909
5.00%, 3/15/2027	3,649,000	3,578,501
5.50%, 3/15/2029 (b)	4,486,000	4,245,416
6.75%, 6/15/2026	6,200,000	6,243,462
OneMain Finance Corp.:
3.50%, 1/15/2027	263,000	252,078
3.88%, 9/15/2028	4,052,000	3,756,082
5.38%, 11/15/2029 (b)	4,073,000	3,877,985
6.63%, 1/15/2028	5,606,000	5,650,287
6.63%, 5/15/2029	4,465,000	4,479,199
7.13%, 3/15/2026	15,098,000	15,320,092
7.88%, 3/15/2030	4,000,000	4,146,520
9.00%, 1/15/2029	2,899,000	3,041,950
Osaic Holdings, Inc. 10.75%, 8/1/2027 (a) (b)	2,656,000	2,697,115
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 6.38%, 2/1/2027 (a)	665,000	661,136
PennyMac Financial Services, Inc.:
5.38%, 10/15/2025 (a)	4,421,000	4,411,849
7.13%, 11/15/2030 (a)	1,652,000	1,678,795
7.88%, 12/15/2029 (a)	5,231,000	5,454,678
PHH Escrow Issuer LLC/PHH Corp. 9.88%, 11/1/2029 (a)	3,376,000	3,259,224
Planet Financial Group LLC 10.50%, 12/15/2029 (a)	5,982,000	6,010,295
PRA Group, Inc.:
5.00%, 10/1/2029 (a) (b)	2,668,000	2,459,789

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
8.38%, 2/1/2028 (a)	$2,092,000	$2,138,714
8.88%, 1/31/2030 (a) (b)	3,213,000	3,357,553
Provident Funding Associates LP/PFG Finance Corp. 9.75%, 9/15/2029 (a)	3,022,000	3,096,190
Rfna LP 7.88%, 2/15/2030 (a) (b)	3,567,000	3,531,294
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
2.88%, 10/15/2026 (a)	4,099,000	3,934,958
3.63%, 3/1/2029 (a)	3,076,000	2,837,272
SLM Corp.:
3.13%, 11/2/2026	2,350,000	2,270,617
6.50%, 1/31/2030	828,000	849,255
TrueNoord Capital DAC 8.75%, 3/1/2030 (a)	2,484,000	2,521,732
United Wholesale Mortgage LLC:
5.50%, 11/15/2025 (a)	7,067,000	7,047,283
5.50%, 4/15/2029 (a) (b)	2,875,000	2,770,896
5.75%, 6/15/2027 (a)	8,323,000	8,183,923
UWM Holdings LLC 6.63%, 2/1/2030 (a)	3,348,000	3,316,328
		246,362,237
ELECTRIC — 2.3%
AES Corp. 5 yr. CMT + 2.89%, 6.95%, 7/15/2055 (d)	1,110,000	1,059,739
Atlantica Sustainable Infrastructure PLC 4.13%, 6/15/2028 (a)	2,295,000	2,157,185
Calpine Corp.:
4.50%, 2/15/2028 (a)	12,845,000	12,455,411
4.63%, 2/1/2029 (a)	3,117,000	2,990,917
5.13%, 3/15/2028 (a)	5,885,000	5,791,075
Clearway Energy Operating LLC 4.75%, 3/15/2028 (a)	4,467,000	4,328,344
ContourGlobal Power Holdings SA 6.75%, 2/28/2030 (a)	4,545,000	4,562,316
DPL, Inc.:
4.13%, 7/1/2025	1,268,000	1,260,354
4.35%, 4/15/2029	1,336,000	1,273,582
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	7,114,000	6,268,715
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	2,323,000	2,134,628
5.25%, 6/15/2029 (a)	4,505,000	4,390,438
5.75%, 7/15/2029 (a)	5,833,000	5,740,139
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	6,736,000	6,261,314
Security Description	Principal Amount	Value
PG&E Corp. 5.00%, 7/1/2028 (b)	$5,345,000	$5,203,732
Pike Corp. 5.50%, 9/1/2028 (a)	2,952,000	2,857,329
Terraform Global Operating LP 6.13%, 3/1/2026 (a)	1,221,000	1,217,435
TransAlta Corp. 7.75%, 11/15/2029	2,972,000	3,084,401
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	4,444,000	4,220,467
5.00%, 7/31/2027 (a)	5,053,000	4,981,399
5.50%, 9/1/2026 (a)	3,381,000	3,381,575
5.63%, 2/15/2027 (a)	10,165,000	10,131,252
XPLR Infrastructure Operating Partners LP:
3.88%, 10/15/2026 (a)	1,104,000	1,062,655
4.50%, 9/15/2027 (a)	5,322,000	4,958,348
7.25%, 1/15/2029 (a) (b)	6,486,000	6,393,185
8.38%, 1/15/2031 (a)	1,387,000	1,364,115
		109,530,050
ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (a)	1,169,000	1,088,175
4.75%, 6/15/2028 (a)	3,459,000	3,307,011
WESCO Distribution, Inc.:
6.38%, 3/15/2029 (a)	5,328,000	5,394,547
7.25%, 6/15/2028 (a)	6,969,000	7,058,552
		16,848,285
ELECTRONICS — 0.6%
Atkore, Inc. 4.25%, 6/1/2031 (a) (b)	1,601,000	1,407,695
Coherent Corp. 5.00%, 12/15/2029 (a)	3,608,000	3,447,264
Imola Merger Corp. 4.75%, 5/15/2029 (a)	12,126,000	11,517,153
Sensata Technologies BV 4.00%, 4/15/2029 (a)	10,302,000	9,465,890
Sensata Technologies, Inc.:
3.75%, 2/15/2031 (a)	563,000	491,488
4.38%, 2/15/2030 (a)	165,000	152,547
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	2,173,000	2,001,268
		28,483,305
ENERGY-ALTERNATE SOURCES — 0.2%
Sunnova Energy Corp. 5.88%, 9/1/2026 (a) (b)	4,000,000	1,697,560
TerraForm Power Operating LLC:
4.75%, 1/15/2030 (a)	3,689,000	3,424,609
5.00%, 1/31/2028 (a)	4,990,000	4,827,775
		9,949,944
ENGINEERING & CONSTRUCTION — 0.2%
Abengoa Abenewco 2 SA:
1.50%, 10/26/2024 (a) (c)	4,407,135	573

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
1.50%, 10/26/2024 (a) (c) (g)	$4,633,401	$—
AECOM 5.13%, 3/15/2027	2,856,000	2,831,838
Brand Industrial Services, Inc. 10.38%, 8/1/2030 (a)	699,000	668,845
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	2,767,000	2,586,398
Fluor Corp. 4.25%, 9/15/2028	167,000	158,931
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	69,000	66,476
Tutor Perini Corp. 11.88%, 4/30/2029 (a)	794,000	874,416
Weekley Homes LLC/Weekley Finance Corp. 4.88%, 9/15/2028 (a)	3,282,000	3,110,253
		10,297,730
ENTERTAINMENT — 2.8%
Affinity Interactive 6.88%, 12/15/2027 (a)	4,560,000	3,489,722
Allen Media LLC/Allen Media Co-Issuer, Inc. 10.50%, 2/15/2028 (a)	3,863,000	1,357,767
AMC Entertainment Holdings, Inc. 7.50%, 2/15/2029 (a) (b)	4,537,000	3,445,534
Banijay Entertainment SAS 8.13%, 5/1/2029 (a)	4,796,000	4,948,848
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	3,360,000	3,166,330
Caesars Entertainment, Inc.:
4.63%, 10/15/2029 (a) (b)	11,313,000	10,393,253
7.00%, 2/15/2030 (a)	3,322,000	3,363,160
8.13%, 7/1/2027 (a)	3,764,000	3,781,164
Churchill Downs, Inc.:
4.75%, 1/15/2028 (a)	3,095,000	3,006,700
5.50%, 4/1/2027 (a)	3,184,000	3,158,305
Cinemark USA, Inc. 5.25%, 7/15/2028 (a) (b)	3,831,000	3,719,288
Everi Holdings, Inc. 5.00%, 7/15/2029 (a)	296,000	296,477
Great Canadian Gaming Corp. 8.75%, 11/15/2029 (a)	6,806,000	6,858,746
International Game Technology PLC:
4.13%, 4/15/2026 (a)	1,388,000	1,371,025
5.25%, 1/15/2029 (a)	4,149,000	4,055,813
6.25%, 1/15/2027 (a)	4,160,000	4,192,906
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	5,650,000	5,424,169
Light & Wonder International, Inc.:
7.00%, 5/15/2028 (a)	1,590,000	1,590,032
7.25%, 11/15/2029 (a)	1,780,000	1,808,694
Security Description	Principal Amount	Value
Lions Gate Capital Holdings 1, Inc. 5.50%, 4/15/2029 (a)	$2,178,000	$2,017,961
Live Nation Entertainment, Inc.:
3.75%, 1/15/2028 (a) (b)	2,342,000	2,236,118
4.75%, 10/15/2027 (a)	4,075,000	3,975,977
6.50%, 5/15/2027 (a)	8,097,000	8,187,767
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	2,124,000	1,995,371
Mohegan Tribal Gaming Authority 13.25%, 12/15/2027 (a)	1,495,000	1,661,857
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC 8.25%, 4/15/2030 (a) (h)	3,870,000	3,795,309
Motion Bondco DAC 6.63%, 11/15/2027 (a) (b)	1,485,000	1,418,665
Odeon Finco PLC 12.75%, 11/1/2027 (a)	3,181,000	3,323,413
Penn Entertainment, Inc.:
4.13%, 7/1/2029 (a) (b)	2,664,000	2,365,366
5.63%, 1/15/2027 (a)	3,023,000	2,982,854
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.:
5.63%, 9/1/2029 (a)	3,284,000	2,420,505
5.88%, 9/1/2031 (a)	1,630,000	1,080,364
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.63%, 4/16/2029	6,222,000	5,546,291
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/2030 (a)	8,800,000	8,297,256
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a) (b)	4,876,000	4,626,056
Six Flags Entertainment Corp.:
5.50%, 4/15/2027 (a)	300,000	296,052
7.00%, 7/1/2025 (a)	446,000	446,803
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.:
5.25%, 7/15/2029	500,000	472,795
5.38%, 4/15/2027 (b)	2,654,000	2,617,322
Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/1/2027 (a)	3,591,000	3,437,269

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.13%, 10/1/2029 (a)	$1,697,000	$1,628,662
		134,257,966
ENVIRONMENTAL CONTROL — 0.7%
Clean Harbors, Inc. 4.88%, 7/15/2027 (a)	6,627,000	6,530,842
Enviri Corp. 5.75%, 7/31/2027 (a)	2,600,000	2,483,962
GFL Environmental, Inc.:
3.50%, 9/1/2028 (a) (b)	9,637,000	9,124,408
4.00%, 8/1/2028 (a)	1,065,000	1,012,336
4.38%, 8/15/2029 (a)	830,000	782,549
4.75%, 6/15/2029 (a) (b)	2,379,000	2,289,692
Madison IAQ LLC 5.88%, 6/30/2029 (a) (b)	8,699,000	8,217,510
Reworld Holding Corp. 4.88%, 12/1/2029 (a)	3,797,000	3,527,603
		33,968,902
FOOD — 1.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
3.25%, 3/15/2026 (a)	3,330,000	3,254,109
3.50%, 3/15/2029 (a)	8,177,000	7,534,778
4.63%, 1/15/2027 (a)	15,511,000	15,283,298
4.88%, 2/15/2030 (a)	2,414,000	2,308,581
5.88%, 2/15/2028 (a)	3,608,000	3,608,974
6.50%, 2/15/2028 (a) (b)	1,741,000	1,763,946
B&G Foods, Inc.:
5.25%, 9/15/2027 (b)	300,000	280,632
8.00%, 9/15/2028 (a)	10,073,000	10,123,164
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a)	2,843,000	2,378,823
Chobani LLC/Chobani Finance Corp., Inc.:
4.63%, 11/15/2028 (a)	1,508,000	1,451,782
7.63%, 7/1/2029 (a) (b)	34,000	35,024
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00%, 2/15/2029 (a)	6,308,000	6,492,320
Lamb Weston Holdings, Inc.:
4.13%, 1/31/2030 (a)	4,502,000	4,195,009
4.88%, 5/15/2028 (a)	2,054,000	2,006,799
Performance Food Group, Inc.:
4.25%, 8/1/2029 (a)	4,994,000	4,675,632
5.50%, 10/15/2027 (a)	4,488,000	4,446,576
Post Holdings, Inc.:
4.50%, 9/15/2031 (a)	4,101,000	3,715,014
5.50%, 12/15/2029 (a)	2,761,000	2,687,336
Security Description	Principal Amount	Value
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a) (b)	$6,878,000	$6,382,165
TreeHouse Foods, Inc. 4.00%, 9/1/2028	885,000	798,527
U.S. Foods, Inc.:
4.75%, 2/15/2029 (a)	1,275,000	1,230,056
6.88%, 9/15/2028 (a)	4,935,000	5,071,305
United Natural Foods, Inc. 6.75%, 10/15/2028 (a) (b)	3,079,000	3,041,960
		92,765,810
FOOD SERVICE — 0.2%
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	6,584,000	6,464,039
TKC Holdings, Inc.:
6.88%, 5/15/2028 (a)	589,720	587,273
10.50%, 5/15/2029 (a)	4,117,000	4,106,049
		11,157,361
FOREST PRODUCTS & PAPER — 0.3%
Domtar Corp. 6.75%, 10/1/2028 (a)	6,087,000	5,518,718
Magnera Corp. 4.75%, 11/15/2029 (a) (b)	3,910,000	3,463,634
Mercer International, Inc.:
5.13%, 2/1/2029	6,795,000	5,834,867
12.88%, 10/1/2028 (a)	844,000	894,935
		15,712,154
GAS — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.75%, 5/20/2027	3,444,798	3,315,274
5.88%, 8/20/2026	2,271,000	2,253,559
9.38%, 6/1/2028 (a) (b)	2,737,000	2,710,834
		8,279,667
HAND & MACHINE TOOLS — 0.0% (e)
Werner FinCo LP/Werner FinCo, Inc. 11.50%, 6/15/2028 (a)	497,000	539,588
HEALTH CARE PRODUCTS — 1.7%
Avantor Funding, Inc.:
3.88%, 11/1/2029 (a)	369,000	340,646
4.63%, 7/15/2028 (a)	8,978,000	8,669,875
Bausch & Lomb Corp. 8.38%, 10/1/2028 (a)	10,389,000	10,761,861
Embecta Corp. 5.00%, 2/15/2030 (a)	2,750,000	2,463,615
Hologic, Inc.:
3.25%, 2/15/2029 (a)	787,000	726,039
4.63%, 2/1/2028 (a)	2,134,000	2,089,314

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Medline Borrower LP:
3.88%, 4/1/2029 (a)	$30,981,000	$28,950,505
5.25%, 10/1/2029 (a)	13,720,000	13,166,947
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25%, 4/1/2029 (a)	6,279,000	6,362,573
Teleflex, Inc.:
4.25%, 6/1/2028 (a)	3,879,000	3,697,851
4.63%, 11/15/2027 (b)	3,706,000	3,606,272
Varex Imaging Corp. 7.88%, 10/15/2027 (a)	962,000	977,190
		81,812,688
HEALTH CARE SERVICES — 3.0%
Acadia Healthcare Co., Inc.:
5.00%, 4/15/2029 (a)	2,860,000	2,705,303
5.50%, 7/1/2028 (a)	2,748,000	2,677,294
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (a)	1,057,000	973,106
4.25%, 5/1/2028 (a)	6,603,000	6,314,119
CHS/Community Health Systems, Inc.:
5.63%, 3/15/2027 (a)	14,442,000	13,797,020
6.00%, 1/15/2029 (a)	5,494,000	4,882,738
6.88%, 4/15/2029 (a) (b)	10,568,000	6,840,138
8.00%, 12/15/2027 (a)	2,367,000	2,343,614
Encompass Health Corp.:
4.50%, 2/1/2028	4,406,000	4,278,226
4.75%, 2/1/2030 (b)	1,606,000	1,543,639
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	1,170,000	1,096,536
Heartland Dental LLC/Heartland Dental Finance Corp. 10.50%, 4/30/2028 (a)	555,000	583,200
IQVIA, Inc.:
5.00%, 10/15/2026 (a)	1,295,000	1,285,598
5.00%, 5/15/2027 (a)	12,745,000	12,575,109
Kedrion SpA 6.50%, 9/1/2029 (a)	6,605,000	6,280,232
LifePoint Health, Inc. 5.38%, 1/15/2029 (a) (b)	2,569,000	2,255,043
ModivCare, Inc. 5.00%, 10/1/2029 (a) (b)	2,149,000	581,025
Molina Healthcare, Inc. 4.38%, 6/15/2028 (a)	5,735,000	5,465,340
MPH Acquisition Holdings LLC:
5.75%, 12/31/2030 (a)	2,607,816	1,894,161
11.50%, 12/31/2030 (a)	2,033,352	1,760,659
Pediatrix Medical Group, Inc. 5.38%, 2/15/2030 (a)	1,064,000	1,023,760
Prime Healthcare Services, Inc. 9.38%, 9/1/2029 (a) (b)	10,422,000	9,867,966
Tenet Healthcare Corp.:
4.25%, 6/1/2029	6,985,000	6,592,722
4.38%, 1/15/2030	9,350,000	8,769,458
Security Description	Principal Amount	Value
4.63%, 6/15/2028	$12,916,000	$12,460,711
5.13%, 11/1/2027	9,259,000	9,122,337
6.13%, 10/1/2028 (b)	6,859,000	6,826,420
6.25%, 2/1/2027	4,710,000	4,711,319
U.S. Acute Care Solutions LLC 9.75%, 5/15/2029 (a)	6,784,000	6,762,698
		146,269,491
HOLDING COMPANIES-DIVERSIFIED — 0.1%
Benteler International AG 10.50%, 5/15/2028 (a)	5,836,000	6,123,481
HOME BUILDERS — 1.0%
Adams Homes, Inc. 9.25%, 10/15/2028 (a)	4,504,000	4,554,220
Ashton Woods USA LLC/Ashton Woods Finance Co. 4.63%, 8/1/2029 (a)	3,093,000	2,794,526
Beazer Homes USA, Inc. 5.88%, 10/15/2027 (b)	1,615,000	1,582,958
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC:
4.88%, 2/15/2030 (a) (b)	1,847,000	1,616,217
5.00%, 6/15/2029 (a)	1,774,000	1,600,751
6.25%, 9/15/2027 (a)	6,397,000	6,326,249
Century Communities, Inc.:
3.88%, 8/15/2029 (a)	2,786,000	2,503,555
6.75%, 6/1/2027	2,998,000	3,001,598
Empire Communities Corp. 9.75%, 5/1/2029 (a)	4,567,000	4,623,403
K Hovnanian Enterprises, Inc. 11.75%, 9/30/2029 (a)	6,264,000	6,749,397
LGI Homes, Inc. 8.75%, 12/15/2028 (a)	3,503,000	3,655,135
M/I Homes, Inc. 4.95%, 2/1/2028	1,257,000	1,219,667
Mattamy Group Corp. 5.25%, 12/15/2027 (a)	461,000	448,571
STL Holding Co. LLC 8.75%, 2/15/2029 (a)	391,000	401,565
Taylor Morrison Communities, Inc. 5.75%, 1/15/2028 (a)	4,486,000	4,475,413
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	1,486,000	1,340,714
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	1,703,000	1,695,950
		48,589,889
HOME FURNISHINGS — 0.0% (e)
Somnigroup International, Inc. 4.00%, 4/15/2029 (a)	2,193,000	2,037,209
HOUSEHOLD PRODUCTS — 0.2%
Edgewell Personal Care Co.:
4.13%, 4/1/2029 (a)	1,930,000	1,787,721
5.50%, 6/1/2028 (a)	6,269,000	6,142,178

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Oriflame Investment Holding PLC 5.13%, 5/4/2026 (a)	$239,000	$52,580
		7,982,479
HOUSEHOLD PRODUCTS & WARES — 0.1%
ACCO Brands Corp. 4.25%, 3/15/2029 (a) (b)	3,495,000	3,159,515
HOUSEWARES — 0.4%
CD&R Smokey Buyer, Inc./Radio Systems Corp. 9.50%, 10/15/2029 (a) (b)	6,376,000	5,821,160
Newell Brands, Inc.:
5.70%, 4/1/2026	7,652,500	7,642,475
6.38%, 9/15/2027 (b)	1,643,000	1,653,219
6.63%, 9/15/2029	2,314,000	2,318,651
Scotts Miracle-Gro Co. 4.50%, 10/15/2029 (b)	821,000	765,739
SWF Holdings I Corp. 6.50%, 10/1/2029 (a)	3,490,000	1,564,393
		19,765,637
INSURANCE — 1.2%
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	2,404,000	2,248,870
6.00%, 8/1/2029 (a)	52,000	49,851
8.25%, 2/1/2029 (a)	6,264,000	6,433,817
8.50%, 6/15/2029 (a)	1,667,000	1,734,047
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	1,286,000	1,241,273
5.88%, 11/1/2029 (a)	192,000	184,936
6.75%, 10/15/2027 (a)	7,005,000	6,983,355
6.75%, 4/15/2028 (a)	8,713,000	8,749,246
AmWINS Group, Inc.:
4.88%, 6/30/2029 (a)	2,898,000	2,729,307
6.38%, 2/15/2029 (a)	3,461,000	3,487,511
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC 7.88%, 11/1/2029 (a)	7,191,000	7,085,580
AssuredPartners, Inc. 5.63%, 1/15/2029 (a) (b)	1,208,000	1,205,342
BroadStreet Partners, Inc. 5.88%, 4/15/2029 (a)	4,136,000	3,965,266
Constellation Insurance, Inc. 6.80%, 1/24/2030 (a)	2,900,000	2,865,664
HUB International Ltd. 5.63%, 12/1/2029 (a) (b)	3,750,000	3,624,038
Jones Deslauriers Insurance Management, Inc. 8.50%, 3/15/2030 (a)	4,800,000	5,042,256
Security Description	Principal Amount	Value
Sagicor Financial Co. Ltd. 5.30%, 5/13/2028 (a) (b)	$1,932,000	$1,907,889
		59,538,248
INTERNET — 2.0%
Acuris Finance U.S., Inc./Acuris Finance SARL 5.00%, 5/1/2028 (a)	5,364,000	4,924,206
ANGI Group LLC 3.88%, 8/15/2028 (a) (b)	3,242,000	2,944,093
Arches Buyer, Inc.:
4.25%, 6/1/2028 (a)	7,293,000	6,658,217
6.13%, 12/1/2028 (a)	2,274,000	1,998,459
Cablevision Lightpath LLC 5.63%, 9/15/2028 (a)	2,247,000	2,062,386
Cars.com, Inc. 6.38%, 11/1/2028 (a)	486,000	480,168
Cogent Communications Group LLC:
3.50%, 5/1/2026 (a)	1,657,000	1,616,685
7.00%, 6/15/2027 (a)	2,817,000	2,833,874
Gen Digital, Inc. 6.75%, 9/30/2027 (a)	4,125,000	4,177,594
Go Daddy Operating Co. LLC/GD Finance Co., Inc.:
3.50%, 3/1/2029 (a)	1,630,000	1,510,113
5.25%, 12/1/2027 (a)	4,858,000	4,815,395
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a) (b)	3,186,000	2,928,507
ION Trading Technologies SARL:
5.75%, 5/15/2028 (a)	1,392,000	1,295,451
9.50%, 5/30/2029 (a)	4,771,000	4,802,966
Match Group Holdings II LLC:
4.63%, 6/1/2028 (a)	5,653,000	5,425,015
5.00%, 12/15/2027 (a)	3,969,000	3,886,088
5.63%, 2/15/2029 (a)	1,936,000	1,896,389
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	3,732,000	2,659,908
Newfold Digital Holdings Group, Inc.:
6.00%, 2/15/2029 (a) (b)	604,000	340,354
11.75%, 10/15/2028 (a)	9,752,000	6,875,160
Rakuten Group, Inc.:
5 yr. CMT + 4.25%, 8.13%, 12/15/2029 (a) (d)	479,000	473,487
9.75%, 4/15/2029 (a)	13,236,000	14,367,149
11.25%, 2/15/2027 (a)	10,252,000	11,107,017
Wayfair LLC 7.25%, 10/31/2029 (a)	6,444,000	6,193,135
		96,271,816
INVESTMENT COMPANY SECURITY — 1.0%
BlackRock TCP Capital Corp. 6.95%, 5/30/2029 (b)	3,000,000	3,002,460

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029 (a)	$6,571,000	$6,205,653
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	3,949,000	3,298,244
5.25%, 5/15/2027	5,978,000	5,688,426
6.25%, 5/15/2026	3,767,000	3,731,477
9.00%, 6/15/2030	840,000	796,454
9.75%, 1/15/2029	4,414,000	4,388,355
10.00%, 11/15/2029 (a)	4,227,000	4,198,552
Prospect Capital Corp. 3.71%, 1/22/2026 (b)	5,556,000	5,422,378
Saks Global Enterprises LLC 11.00%, 12/15/2029 (a)	14,192,000	11,496,939
		48,228,938
IRON/STEEL — 0.9%
Algoma Steel, Inc. 9.13%, 4/15/2029 (a)	5,371,000	5,047,182
ATI, Inc. 5.88%, 12/1/2027	1,581,000	1,570,518
Baffinland Iron Mines Corp./Baffinland Iron Mines LP 8.75%, 7/15/2026 (a) (b)	2,059,000	1,935,254
Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/2029 (a)	273,000	273,592
Cleveland-Cliffs, Inc.:
4.63%, 3/1/2029 (a) (b)	2,297,000	2,123,025
6.88%, 11/1/2029 (a)	7,474,000	7,319,213
Infrabuild Australia Pty. Ltd. 14.50%, 11/15/2028 (a)	2,055,000	2,095,484
Mineral Resources Ltd.:
8.00%, 11/1/2027 (a)	2,603,000	2,577,517
8.13%, 5/1/2027 (a)	5,197,000	5,167,429
8.50%, 5/1/2030 (a) (b)	2,200,000	2,146,540
9.25%, 10/1/2028 (a) (b)	5,769,748	5,764,671
TMS International Corp. 6.25%, 4/15/2029 (a)	6,400,000	5,970,304
U.S. Steel Corp. 6.88%, 3/1/2029 (b)	2,450,000	2,460,192
		44,450,921
IT SERVICES — 0.3%
ASGN, Inc. 4.63%, 5/15/2028 (a)	4,203,000	4,015,967
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	960,000	997,565
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	7,719,000	8,368,399
Seagate HDD Cayman 8.25%, 12/15/2029	2,152,000	2,290,223
		15,672,154
Security Description	Principal Amount	Value
LEISURE TIME — 2.2%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (c) (g)	$1,771,000	$—
Acushnet Co. 7.38%, 10/15/2028 (a)	2,165,000	2,242,139
Carnival Corp.:
5.75%, 3/1/2027 (a)	19,021,000	19,030,510
5.75%, 3/15/2030 (a)	5,747,000	5,723,495
6.00%, 5/1/2029 (a)	10,228,000	10,159,575
7.63%, 3/1/2026 (a)	5,690,200	5,691,054
Lindblad Expeditions LLC 6.75%, 2/15/2027 (a)	168,000	166,758
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a) (b)	2,542,000	1,950,146
NCL Corp. Ltd.:
5.88%, 2/15/2027 (a)	6,641,000	6,627,320
6.25%, 3/1/2030 (a) (b)	1,585,000	1,555,947
7.75%, 2/15/2029 (a)	1,220,000	1,271,033
8.13%, 1/15/2029 (a)	2,634,000	2,770,309
NCL Finance Ltd. 6.13%, 3/15/2028 (a)	1,194,000	1,190,585
Royal Caribbean Cruises Ltd.:
3.70%, 3/15/2028	400,000	381,868
4.25%, 7/1/2026 (a)	5,553,000	5,467,817
5.38%, 7/15/2027 (a)	6,848,000	6,823,621
5.50%, 8/31/2026 (a)	5,074,000	5,072,478
5.50%, 4/1/2028 (a)	7,923,000	7,888,931
Sabre GLBL, Inc.:
8.63%, 6/1/2027 (a) (b)	4,769,000	4,718,306
10.75%, 11/15/2029 (a) (b)	2,517,000	2,538,092
Viking Cruises Ltd.:
5.88%, 9/15/2027 (a)	4,224,000	4,201,486
7.00%, 2/15/2029 (a) (b)	2,876,000	2,885,606
Viking Ocean Cruises Ship VII Ltd. 5.63%, 2/15/2029 (a)	1,146,000	1,127,721
VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	7,123,000	6,940,794
		106,425,591
LODGING — 2.9%
Boyd Gaming Corp. 4.75%, 12/1/2027	5,840,000	5,717,594
Full House Resorts, Inc. 8.25%, 2/15/2028 (a) (b)	1,373,000	1,356,744
Genting New York LLC/GENNY Capital, Inc. 7.25%, 10/1/2029 (a)	4,934,000	5,035,394
Hilton Domestic Operating Co., Inc.:
3.75%, 5/1/2029 (a)	2,622,000	2,444,150
4.88%, 1/15/2030	6,850,000	6,623,333
5.38%, 5/1/2025 (a)	1,967,000	1,964,620
5.75%, 5/1/2028 (a)	19,000	18,960
5.88%, 4/1/2029 (a)	6,059,000	6,077,480

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 5.00%, 6/1/2029 (a) (b)	$4,261,000	$3,983,524
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88%, 4/1/2027	3,212,000	3,184,730
Las Vegas Sands Corp. 3.50%, 8/18/2026	500	490
Marriott Ownership Resorts, Inc. 4.50%, 6/15/2029 (a)	820,000	751,669
Melco Resorts Finance Ltd.:
4.88%, 6/6/2025	8,152,000	8,123,305
5.25%, 4/26/2026	1,152,000	1,140,745
5.38%, 12/4/2029 (a)	7,321,000	6,725,071
5.63%, 7/17/2027	1,305,143	1,280,450
5.75%, 7/21/2028 (a)	6,261,000	6,020,014
MGM China Holdings Ltd.:
4.75%, 2/1/2027 (a)	2,681,000	2,626,763
5.25%, 6/18/2025 (a)	5,149,000	5,136,900
5.88%, 5/15/2026 (a) (b)	5,651,000	5,642,976
MGM Resorts International:
4.63%, 9/1/2026	1,404,000	1,386,717
4.75%, 10/15/2028 (b)	2,976,000	2,866,275
5.50%, 4/15/2027	2,841,000	2,818,073
6.13%, 9/15/2029 (b)	5,491,000	5,436,804
Station Casinos LLC 4.50%, 2/15/2028 (a)	5,073,000	4,863,942
Studio City Co. Ltd. 7.00%, 2/15/2027 (a)	3,567,000	3,589,722
Studio City Finance Ltd.:
5.00%, 1/15/2029 (a)	7,252,000	6,542,464
6.50%, 1/15/2028 (a) (b)	2,870,000	2,790,243
Travel & Leisure Co.:
4.50%, 12/1/2029 (a)	1,402,000	1,310,463
4.63%, 3/1/2030 (a)	300,000	280,050
6.00%, 4/1/2027	2,113,000	2,116,740
6.60%, 10/1/2025	2,130,000	2,132,087
6.63%, 7/31/2026 (a)	6,215,000	6,264,347
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	149,000	142,332
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 5/15/2027 (a)	4,680,000	4,628,614
Wynn Macau Ltd.:
5.13%, 12/15/2029 (a) (b)	1,305,000	1,210,361
5.50%, 1/15/2026 (a)	4,813,000	4,783,833
5.50%, 10/1/2027 (a) (b)	3,771,000	3,702,556
5.63%, 8/26/2028 (a)	11,040,000	10,620,701
		141,341,236
MACHINERY, CONSTRUCTION & MINING — 0.2%
BWX Technologies, Inc.:
4.13%, 6/30/2028 (a)	2,830,000	2,672,680
Security Description	Principal Amount	Value
4.13%, 4/15/2029 (a)	$2,173,500	$2,029,658
Terex Corp. 5.00%, 5/15/2029 (a)	2,893,000	2,760,182
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	344,000	327,478
		7,789,998
MACHINERY-DIVERSIFIED — 0.9%
ATS Corp. 4.13%, 12/15/2028 (a)	2,716,000	2,521,453
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	8,323,000	8,641,022
Esab Corp. 6.25%, 4/15/2029 (a)	2,947,000	2,991,264
GrafTech Finance, Inc. 4.63%, 12/23/2029 (a) (b)	8,572,000	5,908,937
GrafTech Global Enterprises, Inc. 9.88%, 12/23/2029 (a) (b)	700,000	552,867
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC 9.00%, 2/15/2029 (a) (b)	7,695,000	7,710,698
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/2028 (a)	5,110,000	5,136,010
TK Elevator Holdco GmbH 7.63%, 7/15/2028 (a)	1,325,000	1,326,987
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (a)	10,503,500	10,320,214
		45,109,452
MEDIA — 8.1%
Altice Financing SA 9.63%, 7/15/2027 (a)	3,480,000	2,965,447
AMC Networks, Inc.:
4.25%, 2/15/2029 (b)	6,603,000	4,951,656
10.25%, 1/15/2029 (a)	4,572,000	4,738,695
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.75%, 3/1/2030 (a)	3,980,000	3,688,147
5.00%, 2/1/2028 (a)	16,585,000	16,091,762
5.13%, 5/1/2027 (a)	17,603,000	17,333,674
5.38%, 6/1/2029 (a)	6,991,000	6,764,911
5.50%, 5/1/2026 (a)	2,419,000	2,417,645
6.38%, 9/1/2029 (a) (b)	10,259,000	10,231,814
CSC Holdings LLC:
5.38%, 2/1/2028 (a)	5,116,000	4,363,948
5.50%, 4/15/2027 (a)	7,675,000	7,103,750
5.75%, 1/15/2030 (a)	18,500,000	9,808,145
6.50%, 2/1/2029 (a)	7,826,000	6,493,702
7.50%, 4/1/2028 (a)	2,792,000	1,999,491
11.25%, 5/15/2028 (a)	6,260,000	6,083,844
11.75%, 1/31/2029 (a)	13,259,000	12,852,877
Cumulus Media New Holdings, Inc. 8.00%, 7/1/2029 (a)	1,678,000	585,236

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Directv Financing LLC 8.88%, 2/1/2030 (a) (b)	$4,750,000	$4,532,213
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 8/15/2027 (a)	24,047,000	23,311,162
DISH DBS Corp.:
5.13%, 6/1/2029	10,776,000	7,006,555
5.25%, 12/1/2026 (a)	16,826,000	15,458,046
5.75%, 12/1/2028 (a)	13,405,000	11,318,780
7.38%, 7/1/2028	7,043,000	5,008,911
7.75%, 7/1/2026	11,999,000	10,364,616
DISH Network Corp. 11.75%, 11/15/2027 (a)	19,953,000	21,023,079
GCI LLC 4.75%, 10/15/2028 (a)	5,638,000	5,205,396
Gray Media, Inc.:
7.00%, 5/15/2027 (a) (b)	7,571,000	7,419,656
10.50%, 7/15/2029 (a) (b)	6,968,000	7,278,912
iHeartCommunications, Inc.:
9.13%, 5/1/2029 (a) (b)	2,717,168	2,178,191
10.88%, 5/1/2030 (a)	2,903,073	1,443,640
LCPR Senior Secured Financing DAC:
5.13%, 7/15/2029 (a) (b)	1,295,000	950,258
6.75%, 10/15/2027 (a)	11,883,000	10,035,075
Liberty Interactive LLC 8.25%, 2/1/2030	2,900,000	1,141,643
McGraw-Hill Education, Inc.:
5.75%, 8/1/2028 (a)	7,121,000	6,951,378
8.00%, 8/1/2029 (a)	2,709,000	2,677,251
Nexstar Media, Inc.:
4.75%, 11/1/2028 (a) (b)	5,247,000	4,911,035
5.63%, 7/15/2027 (a)	13,756,000	13,561,490
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a)	5,264,000	4,507,300
6.50%, 9/15/2028 (a)	6,366,000	4,249,942
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a) (b)	3,724,000	2,929,224
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a) (b)	2,824,000	2,358,661
Sirius XM Radio LLC:
3.13%, 9/1/2026 (a)	4,409,000	4,272,321
4.00%, 7/15/2028 (a)	13,076,000	12,187,747
5.00%, 8/1/2027 (a)	13,220,500	12,916,296
5.50%, 7/1/2029 (a)	4,832,000	4,667,422
Sunrise HoldCo IV BV 5.50%, 1/15/2028 (a)	343,000	337,244
TEGNA, Inc.:
4.63%, 3/15/2028	5,310,000	5,040,995
4.75%, 3/15/2026 (a)	3,904,000	3,856,254
5.00%, 9/15/2029	5,245,000	4,878,217
Telenet Finance Luxembourg Notes SARL 5.50%, 3/1/2028 (a)	4,400,000	4,268,000
Security Description	Principal Amount	Value
Univision Communications, Inc.:
4.50%, 5/1/2029 (a) (b)	$3,362,000	$2,970,999
6.63%, 6/1/2027 (a)	9,815,000	9,724,996
8.00%, 8/15/2028 (a)	10,028,000	10,070,820
Urban One, Inc. 7.38%, 2/1/2028 (a)	3,437,000	1,769,539
Virgin Media Secured Finance PLC 5.50%, 5/15/2029 (a)	11,467,000	10,862,918
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028 (a)	1,816,000	1,716,356
VZ Secured Financing BV 5.00%, 1/15/2032 (a)	3,940,000	3,421,496
Ziggo Bond Co. BV 5.13%, 2/28/2030 (a)	1,535,000	1,337,369
Ziggo BV 4.88%, 1/15/2030 (a)	1,200,000	1,099,056
		389,695,203
METAL FABRICATE & HARDWARE — 0.1%
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (a)	5,936,000	5,822,148
MINING — 0.8%
Alcoa Nederland Holding BV 4.13%, 3/31/2029 (a) (b)	736,000	684,701
Alumina Pty. Ltd. 6.13%, 3/15/2030 (a) (b)	2,177,000	2,172,951
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a) (b)	3,587,000	3,444,130
Constellium SE 3.75%, 4/15/2029 (a)	2,730,000	2,478,076
FMG Resources August 2006 Pty. Ltd. 4.50%, 9/15/2027 (a)	3,816,000	3,700,413
Hecla Mining Co. 7.25%, 2/15/2028	3,463,000	3,493,890
Hudbay Minerals, Inc.:
4.50%, 4/1/2026 (b)	1,925,000	1,895,528
6.13%, 4/1/2029	116,000	115,624
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	2,918,500	2,769,832
Novelis Corp.:
3.25%, 11/15/2026 (a)	1,220,000	1,180,911
4.75%, 1/30/2030 (a)	8,942,000	8,318,742
Novelis, Inc. 6.88%, 1/30/2030 (a)	5,079,000	5,138,526
Perenti Finance Pty. Ltd.:
6.50%, 10/7/2025 (a)	444,581	444,607
7.50%, 4/26/2029 (a)	2,832,000	2,926,051
		38,763,982

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
MISCELLANEOUS MANUFACTURER — 0.7%
Axon Enterprise, Inc. 6.13%, 3/15/2030 (a)	$2,775,000	$2,803,388
Calderys Financing LLC 11.25%, 6/1/2028 (a)	1,635,000	1,727,754
Enpro, Inc. 5.75%, 10/15/2026	3,287,000	3,288,742
FXI Holdings, Inc. 12.25%, 11/15/2026 (a) (b)	6,987,000	6,617,611
Hillenbrand, Inc.:
5.00%, 9/15/2026	1,946,000	1,927,883
6.25%, 2/15/2029	4,020,000	4,033,829
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	6,057,000	5,846,640
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	5,382,000	5,576,828
		31,822,675
OFFICE & BUSINESS EQUIPMENT — 0.3%
Pitney Bowes, Inc.:
6.88%, 3/15/2027 (a)	7,408,000	7,399,111
7.25%, 3/15/2029 (a)	1,191,000	1,185,533
Xerox Holdings Corp.:
5.50%, 8/15/2028 (a)	4,412,000	3,100,533
8.88%, 11/30/2029 (a)	3,864,000	2,591,855
		14,277,032
OFFICE FURNISHINGS — 0.1%
Steelcase, Inc. 5.13%, 1/18/2029	5,184,000	4,996,132
OIL & GAS — 4.5%
Aethon United BR LP/Aethon United Finance Corp. 7.50%, 10/1/2029 (a)	5,706,000	5,806,026
Ascent Resources Utica Holdings LLC/ARU Finance Corp.:
5.88%, 6/30/2029 (a) (b)	2,220,000	2,161,237
8.25%, 12/31/2028 (a)	1,365,000	1,390,935
California Resources Corp.:
7.13%, 2/1/2026 (a)	860,000	858,564
8.25%, 6/15/2029 (a)	2,982,000	3,029,623
Calumet Specialty Products Partners LP/Calumet Finance Corp. 11.00%, 4/15/2026 (a)	2,490,000	2,505,612
Civitas Resources, Inc.:
5.00%, 10/15/2026 (a)	2,568,000	2,529,762
8.38%, 7/1/2028 (a)	9,116,000	9,417,284
CNX Resources Corp. 6.00%, 1/15/2029 (a)	3,696,000	3,644,515
Comstock Resources, Inc.:
5.88%, 1/15/2030 (a)	5,561,000	5,249,417
6.75%, 3/1/2029 (a)	11,691,000	11,385,982
Crescent Energy Finance LLC:
7.38%, 1/15/2033 (a)	34,000	32,810
9.25%, 2/15/2028 (a)	5,225,000	5,435,359
Security Description	Principal Amount	Value
CVR Energy, Inc.:
5.75%, 2/15/2028 (a)	$2,588,000	$2,417,347
8.50%, 1/15/2029 (a)	4,255,000	4,085,353
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	4,037,000	4,097,838
EnQuest PLC 11.63%, 11/1/2027 (a)	626,000	643,384
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	3,820,000	3,876,230
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	4,765,000	4,608,946
6.25%, 11/1/2028 (a)	3,652,000	3,644,440
Ithaca Energy North Sea PLC 8.13%, 10/15/2029 (a)	4,467,000	4,561,879
Kimmeridge Texas Gas LLC 8.50%, 2/15/2030 (a)	1,734,000	1,735,214
Kraken Oil & Gas Partners LLC 7.63%, 8/15/2029 (a)	5,788,000	5,634,734
Matador Resources Co. 6.88%, 4/15/2028 (a)	2,410,000	2,436,293
MEG Energy Corp. 5.88%, 2/1/2029 (a)	2,426,000	2,385,146
Nabors Industries Ltd. 7.50%, 1/15/2028 (a) (b)	1,537,000	1,413,671
Nabors Industries, Inc.:
7.38%, 5/15/2027 (a)	4,402,000	4,343,101
9.13%, 1/31/2030 (a)	4,150,000	4,152,117
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (a)	4,949,000	4,962,956
Parkland Corp.:
4.50%, 10/1/2029 (a)	5,213,000	4,914,399
5.88%, 7/15/2027 (a)	2,624,000	2,613,347
PBF Holding Co. LLC/PBF Finance Corp.:
6.00%, 2/15/2028 (b)	7,011,000	6,521,772
9.88%, 3/15/2030 (a) (b)	3,300,000	3,118,302
Permian Resources Operating LLC:
5.88%, 7/1/2029 (a)	8,023,000	7,924,558
8.00%, 4/15/2027 (a)	3,453,000	3,516,950
Precision Drilling Corp. 6.88%, 1/15/2029 (a)	660,000	642,926
Puma International Financing SA 5.00%, 1/24/2026 (a)	2,775,713	2,741,544
Range Resources Corp.:
4.88%, 5/15/2025	4,694,000	4,689,822
8.25%, 1/15/2029	6,000	6,178
Saturn Oil & Gas, Inc. 9.63%, 6/15/2029 (a)	1,709,000	1,652,979
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 7.88%, 11/1/2028 (a)	1,371,000	1,411,664

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SM Energy Co.:
6.50%, 7/15/2028	$3,254,000	$3,231,547
6.63%, 1/15/2027	543,000	542,012
6.75%, 9/15/2026	5,353,000	5,352,090
6.75%, 8/1/2029 (a)	5,686,000	5,607,021
Strathcona Resources Ltd. 6.88%, 8/1/2026 (a)	4,179,000	4,169,555
Sunoco LP 7.00%, 5/1/2029 (a)	5,783,000	5,920,231
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/2029	3,535,000	3,347,822
5.88%, 3/15/2028	5,228,000	5,212,525
6.00%, 4/15/2027	3,236,000	3,227,651
7.00%, 9/15/2028 (a)	3,126,000	3,197,804
Talos Production, Inc. 9.00%, 2/1/2029 (a)	3,139,000	3,228,053
TGNR Intermediate Holdings LLC 5.50%, 10/15/2029 (a)	5,749,000	5,407,912
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	4,397	4,373
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	862,238	881,164
Transocean, Inc.:
8.00%, 2/1/2027 (a) (b)	4,881,000	4,861,476
8.25%, 5/15/2029 (a)	5,219,000	5,096,458
8.75%, 2/15/2030 (a)	680,000	706,064
Viper Energy, Inc. 5.38%, 11/1/2027 (a)	3,275,000	3,247,228
W&T Offshore, Inc. 10.75%, 2/1/2029 (a) (b)	2,299,000	2,223,478
Wildfire Intermediate Holdings LLC 7.50%, 10/15/2029 (a)	4,158,000	4,054,300
		217,718,980
OIL & GAS SERVICES — 0.7%
Archrock Partners LP/Archrock Partners Finance Corp. 6.25%, 4/1/2028 (a)	516,000	516,170
Aris Water Holdings LLC:
7.25%, 4/1/2030 (a)	1,200,000	1,213,440
7.63%, 4/1/2026 (a)	1,143,000	1,143,000
Bristow Group, Inc. 6.88%, 3/1/2028 (a)	896,000	888,518
Enerflex Ltd. 9.00%, 10/15/2027 (a)	5,765,000	5,918,868
Kodiak Gas Services LLC 7.25%, 2/15/2029 (a)	5,531,000	5,643,888
TGS ASA 8.50%, 1/15/2030 (a)	3,497,000	3,616,388
USA Compression Partners LP/USA Compression Finance Corp.:
6.88%, 9/1/2027	5,357,000	5,361,446
Security Description	Principal Amount	Value
7.13%, 3/15/2029 (a)	$6,718,000	$6,833,483
		31,135,201
PACKAGING & CONTAINERS — 2.8%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/2028 (a) (b)	2,287,000	2,049,724
4.00%, 9/1/2029 (a) (b)	6,931,000	5,906,113
6.00%, 6/15/2027 (a) (b)	5,648,000	5,571,865
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	10,356,000	9,528,866
5.25%, 8/15/2027 (a)	11,886,000	5,448,490
Ball Corp.:
2.88%, 8/15/2030	997,000	869,125
6.00%, 6/15/2029	1,000,000	1,013,350
6.88%, 3/15/2028	10,000	10,213
Berry Global, Inc. 5.63%, 7/15/2027 (a)	1,825,000	1,822,189
Cascades, Inc./Cascades USA, Inc. 5.38%, 1/15/2028 (a)	2,247,000	2,175,073
Clydesdale Acquisition Holdings, Inc.:
6.63%, 4/15/2029 (a)	3,514,000	3,533,538
6.88%, 1/15/2030 (a)	1,339,000	1,357,023
Crown Americas LLC/Crown Americas Capital Corp. V 4.25%, 9/30/2026	2,464,000	2,415,829
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 2/1/2026	4,625,000	4,589,804
Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	1,863,000	1,915,853
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a) (b)	2,050,500	2,003,092
Graphic Packaging International LLC:
3.50%, 3/15/2028 (a)	2,642,000	2,487,443
4.75%, 7/15/2027 (a)	735,000	720,756
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 9/15/2028 (a)	4,784,000	4,660,860
LABL, Inc.:
5.88%, 11/1/2028 (a)	3,828,000	3,012,866
8.25%, 11/1/2029 (a) (b)	1,082,000	690,500
10.50%, 7/15/2027 (a) (b)	4,299,000	3,833,246
Mauser Packaging Solutions Holding Co.:
7.25%, 4/15/2025 (a)	447	447
7.88%, 4/15/2027 (a)	17,148,000	16,811,042
9.25%, 4/15/2027 (a)	8,639,000	8,142,776

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
OI European Group BV 4.75%, 2/15/2030 (a)	$3,175,000	$2,905,760
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	1,249,000	1,244,004
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.38%, 10/15/2028 (a) (b)	2,308,000	2,358,499
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027 (a) (b)	6,303,000	6,366,030
Sealed Air Corp.:
1.57%, 10/15/2026 (a)	424,000	403,432
4.00%, 12/1/2027 (a)	1,931,000	1,858,626
5.00%, 4/15/2029 (a)	5,067,000	4,920,412
Sealed Air Corp./Sealed Air Corp. U.S. 6.13%, 2/1/2028 (a)	7,053,000	7,054,975
Silgan Holdings, Inc. 4.13%, 2/1/2028	1,768,000	1,693,762
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	5,002,000	5,374,299
TriMas Corp. 4.13%, 4/15/2029 (a)	2,349,500	2,182,309
Trivium Packaging Finance BV:
5.50%, 8/15/2026 (a)	5,941,000	5,851,885
8.50%, 8/15/2027 (a) (b)	2,629,000	2,618,168
		135,402,244
PHARMACEUTICALS — 2.4%
180 Medical, Inc. 3.88%, 10/15/2029 (a)	3,156,000	2,946,505
AdaptHealth LLC:
4.63%, 8/1/2029 (a) (b)	3,746,000	3,409,272
6.13%, 8/1/2028 (a) (b)	5,067,000	4,967,738
Bausch Health Americas, Inc.:
8.50%, 1/31/2027 (a) (b)	3,000,000	2,849,370
9.25%, 4/1/2026 (a)	4,677,000	4,577,894
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a) (b)	18,544,000	14,902,144
5.00%, 1/30/2028 (a) (b)	3,072,000	2,246,277
5.25%, 1/30/2030 (a) (b)	7,080,000	4,193,555
5.75%, 8/15/2027 (a)	863,000	861,490
6.13%, 2/1/2027 (a)	5,053,500	5,123,087
6.25%, 2/15/2029 (a) (b)	1,274,000	852,179
9.00%, 12/15/2025 (a)	305,000	305,006
11.00%, 9/30/2028 (a)	13,503,000	12,904,682
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	10,000	10,328
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (a)	5,210,000	4,665,868
Elanco Animal Health, Inc. 6.65%, 8/28/2028	3,691,000	3,735,255
Security Description	Principal Amount	Value
Grifols SA 4.75%, 10/15/2028 (a)	$5,644,000	$5,215,338
HLF Financing SARL LLC/Herbalife International, Inc.:
4.88%, 6/1/2029 (a) (b)	3,135,500	2,418,254
12.25%, 4/15/2029 (a)	5,071,000	5,477,238
Jazz Securities DAC 4.38%, 1/15/2029 (a)	8,623,000	8,195,472
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 14.75%, 11/14/2028 (a)	1,949,205	2,042,650
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	1,887,000	1,761,873
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.13%, 4/30/2028 (a)	14,934,000	13,957,764
Owens & Minor, Inc. 4.50%, 3/31/2029 (a) (b)	4,927,000	4,127,791
P&L Development LLC/PLD Finance Corp. 12.00%, 5/15/2029 (a)	464	473
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	5,116,000	5,024,679
		116,772,182
PIPELINES — 4.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (a)	6,887,000	6,737,690
5.75%, 3/1/2027 (a) (b)	3,430,500	3,416,401
5.75%, 1/15/2028 (a) (b)	2,871,000	2,856,530
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.00%, 7/15/2029 (a)	256,000	261,486
Buckeye Partners LP:
3.95%, 12/1/2026	5,577,000	5,430,046
4.13%, 12/1/2027 (b)	745,000	716,884
4.50%, 3/1/2028 (a)	5,223,000	5,015,334
6.88%, 7/1/2029 (a)	1,845,000	1,875,147
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.13%, 6/1/2028 (a)	3,315,000	3,321,630
8.63%, 3/15/2029 (a)	6,152,000	6,370,765
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	6,471,000	6,093,223
EQM Midstream Partners LP:
4.50%, 1/15/2029 (a)	5,816,000	5,639,310
6.38%, 4/1/2029 (a)	6,625,000	6,760,017
7.50%, 6/1/2027 (a)	1,945,000	1,988,665
FTAI Infra Escrow Holdings LLC 10.50%, 6/1/2027 (a)	2,002,000	2,092,570

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Genesis Energy LP/Genesis Energy Finance Corp.:
7.75%, 2/1/2028	$3,603,000	$3,639,282
8.00%, 1/15/2027	1,683,000	1,716,660
8.25%, 1/15/2029	4,745,000	4,895,796
Global Partners LP/GLP Finance Corp.:
6.88%, 1/15/2029	790,000	787,891
7.00%, 8/1/2027	915,000	912,969
Harvest Midstream I LP 7.50%, 9/1/2028 (a)	2,659,000	2,687,744
Hess Midstream Operations LP:
4.25%, 2/15/2030 (a) (b)	1,750,000	1,648,395
5.13%, 6/15/2028 (a)	6,691,000	6,589,297
5.88%, 3/1/2028 (a)	4,392,000	4,416,156
6.50%, 6/1/2029 (a)	3,550,000	3,619,190
Howard Midstream Energy Partners LLC 8.88%, 7/15/2028 (a)	1,545,000	1,610,956
ITT Holdings LLC 6.50%, 8/1/2029 (a)	9,010,000	8,311,094
Kinetik Holdings LP 6.63%, 12/15/2028 (a)	7,148,000	7,258,937
Martin Midstream Partners LP/Martin Midstream Finance Corp. 11.50%, 2/15/2028 (a)	3,609,000	3,845,786
New Fortress Energy, Inc. 6.50%, 9/30/2026 (a) (b)	3,138,000	2,652,143
NFE Financing LLC 12.00%, 11/15/2029 (a)	15,940,972	13,430,428
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.13%, 2/15/2029 (a)	3,694,000	3,720,745
Northriver Midstream Finance LP 5.63%, 2/15/2026 (a)	1,764,000	1,755,833
NuStar Logistics LP:
5.63%, 4/28/2027	1,823,000	1,812,992
6.00%, 6/1/2026	2,541,000	2,547,327
6.38%, 10/1/2030	520,000	524,945
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	4,875,000	4,964,018
Rockies Express Pipeline LLC:
3.60%, 5/15/2025 (a)	50,000	49,844
4.95%, 7/15/2029 (a)	5,340,000	5,110,967
Summit Midstream Holdings LLC 8.63%, 10/31/2029 (a)	4,298,000	4,392,040
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
5.50%, 1/15/2028 (a)	3,491,000	3,404,528
6.00%, 3/1/2027 (a)	5,532,000	5,499,472
7.38%, 2/15/2029 (a)	3,112,000	3,124,510
Security Description	Principal Amount	Value
Venture Global Calcasieu Pass LLC:
3.88%, 8/15/2029 (a)	$5,930,000	$5,493,908
6.25%, 1/15/2030 (a)	7,376,000	7,473,216
Venture Global LNG, Inc.:
7.00%, 1/15/2030 (a) (b)	9,185,000	9,050,899
8.13%, 6/1/2028 (a)	16,647,000	17,003,079
9.50%, 2/1/2029 (a)	18,767,000	20,122,728
		222,649,473
REAL ESTATE — 0.7%
Cushman & Wakefield U.S. Borrower LLC 6.75%, 5/15/2028 (a)	8,012,000	8,033,472
Five Point Operating Co. LP/Five Point Capital Corp. 10.50%, 1/15/2028 (a) (f)	3,854,416	3,927,110
Howard Hughes Corp.:
4.13%, 2/1/2029 (a)	3,073,000	2,809,797
5.38%, 8/1/2028 (a)	5,003,000	4,841,503
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	6,240,000	5,968,747
Kennedy-Wilson, Inc.:
4.75%, 3/1/2029	1,149,000	1,051,209
4.75%, 2/1/2030	740,000	662,685
5.00%, 3/1/2031 (b)	1,595,000	1,408,401
Newmark Group, Inc. 7.50%, 1/12/2029	5,390,000	5,651,577
		34,354,501
REAL ESTATE INVESTMENT TRUSTS — 4.2%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a) (b)	3,487,000	3,170,380
Blackstone Mortgage Trust, Inc. 7.75%, 12/1/2029 (a)	1,898,000	1,955,775
Brandywine Operating Partnership LP:
3.95%, 11/15/2027 (b)	5,000	4,739
4.55%, 10/1/2029 (b)	573,000	521,281
8.30%, 3/15/2028	1,345,000	1,396,366
8.88%, 4/12/2029	5,143,000	5,388,424
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC:
4.50%, 4/1/2027 (a)	2,473,000	2,370,024
5.75%, 5/15/2026 (a)	6,037,000	5,998,182
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	4,580,000	4,265,400
CTR Partnership LP/CareTrust Capital Corp. 3.88%, 6/30/2028 (a)	1,982,000	1,857,530
Diversified Healthcare Trust:
4.75%, 2/15/2028	1,960,000	1,684,404
9.75%, 6/15/2025	2,600,000	2,594,358

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.75%, 12/15/2027 (a)	$2,276,000	$2,137,870
Hudson Pacific Properties LP:
3.25%, 1/15/2030 (b)	3,042,000	2,101,170
3.95%, 11/1/2027	3,102,000	2,731,187
4.65%, 4/1/2029 (b)	2,711,000	2,053,799
Iron Mountain, Inc.:
4.88%, 9/15/2027 (a)	6,502,000	6,371,505
4.88%, 9/15/2029 (a)	5,056,000	4,826,407
5.00%, 7/15/2028 (a)	6,289,000	6,100,141
5.25%, 3/15/2028 (a)	7,231,000	7,071,484
7.00%, 2/15/2029 (a)	3,269,000	3,344,024
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25%, 2/1/2027 (a)	5,732,000	5,580,331
4.75%, 6/15/2029 (a)	4,357,000	4,152,221
MPT Operating Partnership LP/MPT Finance Corp.:
4.63%, 8/1/2029	3,258,000	2,493,641
5.00%, 10/15/2027	10,088,000	9,102,705
Necessity Retail REIT, Inc./American Finance Operating Partner LP 4.50%, 9/30/2028 (a)	2,132,000	2,008,301
Office Properties Income Trust:
3.25%, 3/15/2027 (a)	2,682,240	2,217,381
9.00%, 9/30/2029 (a)	3,594,000	2,945,067
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer:
4.88%, 5/15/2029 (a)	4,423,000	4,139,220
5.88%, 10/1/2028 (a)	4,291,000	4,190,119
7.00%, 2/1/2030 (a)	4,205,000	4,237,631
Pebblebrook Hotel LP/PEB Finance Corp. 6.38%, 10/15/2029 (a)	675,000	666,900
RHP Hotel Properties LP/RHP Finance Corp.:
4.50%, 2/15/2029 (a)	857,000	810,628
4.75%, 10/15/2027	2,524,000	2,464,535
7.25%, 7/15/2028 (a)	3,093,000	3,170,170
Rithm Capital Corp. 8.00%, 4/1/2029 (a)	5,217,000	5,193,002
RLJ Lodging Trust LP:
3.75%, 7/1/2026 (a)	3,796,000	3,714,879
4.00%, 9/15/2029 (a)	807,000	725,057
SBA Communications Corp.:
3.13%, 2/1/2029	7,309,000	6,666,393
3.88%, 2/15/2027	11,915,000	11,591,746
Service Properties Trust:
3.95%, 1/15/2028 (b)	3,893,000	3,526,007
4.38%, 2/15/2030 (b)	1,989,000	1,535,926
Security Description	Principal Amount	Value
4.75%, 10/1/2026	$1,985,000	$1,943,891
4.95%, 10/1/2029 (b)	1,856,000	1,532,184
5.25%, 2/15/2026	3,335,000	3,299,716
5.50%, 12/15/2027	30,000	28,960
8.38%, 6/15/2029	1,055,000	1,054,008
8.88%, 6/15/2032 (b)	1,631,000	1,615,440
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (a)	6,130,100	5,941,354
4.38%, 1/15/2027 (a) (b)	410,000	398,487
7.25%, 4/1/2029 (a)	2,493,000	2,560,361
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00%, 1/15/2030 (a)	4,443,000	3,845,328
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC:
4.75%, 4/15/2028 (a)	1,701,500	1,626,515
6.50%, 2/15/2029 (a)	5,678,000	5,108,326
10.50%, 2/15/2028 (a)	17,236,000	18,319,972
Vornado Realty LP 2.15%, 6/1/2026	1,110,000	1,070,628
XHR LP 4.88%, 6/1/2029 (a)	2,699,000	2,527,560
		199,949,040
RETAIL — 5.0%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (a)	1,395,000	1,289,468
3.88%, 1/15/2028 (a)	12,722,000	12,170,247
4.38%, 1/15/2028 (a)	6,304,000	6,046,419
5.63%, 9/15/2029 (a)	5,292,000	5,246,595
6.13%, 6/15/2029 (a)	6,451,000	6,503,189
Academy Ltd. 6.00%, 11/15/2027 (a)	4,568,000	4,556,945
Advance Auto Parts, Inc. 1.75%, 10/1/2027	4,293,000	3,868,551
Arko Corp. 5.13%, 11/15/2029 (a) (b)	2,893,000	2,343,706
Asbury Automotive Group, Inc.:
4.50%, 3/1/2028	6,788,000	6,533,043
4.63%, 11/15/2029 (a) (b)	6,550,000	6,135,778
Bath & Body Works, Inc. 5.25%, 2/1/2028 (b)	2,162,000	2,134,845
Beacon Roofing Supply, Inc. 4.13%, 5/15/2029 (a)	400,000	402,804
CEC Entertainment LLC 6.75%, 5/1/2026 (a)	4,955,000	4,879,188
eG Global Finance PLC 12.00%, 11/30/2028 (a)	7,854,000	8,700,818
Evergreen Acqco 1 LP/TVI, Inc. 9.75%, 4/26/2028 (a)	1,432,000	1,491,414
Ferrellgas LP/Ferrellgas Finance Corp.:
5.38%, 4/1/2026 (a)	5,735,000	5,680,747
5.88%, 4/1/2029 (a)	3,339,000	3,023,131

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
4.63%, 1/15/2029 (a)	$400,000	$368,668
6.75%, 1/15/2030 (a) (b)	10,854,000	9,397,936
FirstCash, Inc.:
4.63%, 9/1/2028 (a)	2,484,000	2,369,960
5.63%, 1/1/2030 (a)	1,935,000	1,876,911
Foot Locker, Inc. 4.00%, 10/1/2029 (a) (b)	3,460,000	2,871,177
Foundation Building Materials, Inc. 6.00%, 3/1/2029 (a) (b)	401,000	327,525
Gap, Inc.:
3.63%, 10/1/2029 (a)	2,164,000	1,953,876
3.88%, 10/1/2031 (a) (b)	1,361,000	1,175,292
Global Auto Holdings Ltd./AAG FH U.K. Ltd.:
8.38%, 1/15/2029 (a) (b)	2,831,000	2,556,223
11.50%, 8/15/2029 (a)	2,943,000	2,889,202
GPS Hospitality Holding Co. LLC/GPS Finco, Inc. 7.00%, 8/15/2028 (a)	3,462,000	1,955,026
Group 1 Automotive, Inc.:
4.00%, 8/15/2028 (a)	3,073,000	2,890,802
6.38%, 1/15/2030 (a)	1,629,000	1,634,392
Guitar Center, Inc. 8.50%, 1/15/2026 (a)	3,082,000	2,504,741
GYP Holdings III Corp. 4.63%, 5/1/2029 (a)	1,245,000	1,164,797
Ken Garff Automotive LLC 4.88%, 9/15/2028 (a)	2,358,000	2,247,410
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 6/1/2027 (a)	3,709,000	3,660,635
Kohl's Corp. 4.25%, 7/17/2025	4,430,000	4,388,757
LBM Acquisition LLC 6.25%, 1/15/2029 (a) (b)	5,951,000	5,068,348
LCM Investments Holdings II LLC 4.88%, 5/1/2029 (a)	5,997,000	5,624,346
Lithia Motors, Inc.:
3.88%, 6/1/2029 (a)	1,983,000	1,819,363
4.63%, 12/15/2027 (a) (b)	2,697,000	2,614,445
Macy's Retail Holdings LLC 5.88%, 3/15/2030 (a) (b)	1,418,000	1,343,909
Michaels Cos., Inc.:
5.25%, 5/1/2028 (a)	8,166,000	5,622,781
7.88%, 5/1/2029 (a) (b)	2,954,000	1,600,979
Murphy Oil USA, Inc. 4.75%, 9/15/2029	1,742,000	1,666,658
Nordstrom, Inc. 4.00%, 3/15/2027	2,954,000	2,845,618
Security Description	Principal Amount	Value
Papa John's International, Inc. 3.88%, 9/15/2029 (a) (b)	$2,023,000	$1,895,510
Park River Holdings, Inc. 5.63%, 2/1/2029 (a) (b)	1,792,000	1,385,754
Patrick Industries, Inc. 4.75%, 5/1/2029 (a)	3,802,000	3,569,051
Penske Automotive Group, Inc.:
3.50%, 9/1/2025 (b)	7,879,000	7,827,708
3.75%, 6/15/2029 (b)	50,000	45,788
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/2028 (a)	5,463,000	5,111,019
7.75%, 2/15/2029 (a)	7,011,000	6,442,758
QVC, Inc.:
5.45%, 8/15/2034	1,568,000	777,963
6.88%, 4/15/2029 (a) (b)	4,215,000	2,883,313
Raising Cane's Restaurants LLC 9.38%, 5/1/2029 (a)	2,852,000	3,032,788
Sizzling Platter LLC/Sizzling Platter Finance Corp. 8.50%, 11/28/2025 (a)	2,159,000	2,159,907
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a) (b)	1,855,000	1,705,951
Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029 (a)	2,993,000	2,766,759
Staples, Inc.:
10.75%, 9/1/2029 (a)	14,215,000	12,861,590
12.75%, 1/15/2030 (a)	5,203,000	3,503,336
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.88%, 3/1/2027	314,000	312,270
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	5,406,000	4,985,575
Victoria's Secret & Co. 4.63%, 7/15/2029 (a) (b)	4,475,000	3,925,201
Victra Holdings LLC/Victra Finance Corp. 8.75%, 9/15/2029 (a) (b)	3,176,000	3,272,074
Walgreens Boots Alliance, Inc.:
3.45%, 6/1/2026	10,443,000	10,251,789
8.13%, 8/15/2029 (b)	4,117,000	4,200,740
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	2,081,000	1,999,133
Yum! Brands, Inc. 4.75%, 1/15/2030 (a)	500,000	482,950
		240,845,592
SEMICONDUCTORS — 0.3%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a) (b)	3,000	3,012
ams-OSRAM AG 12.25%, 3/30/2029 (a) (b)	1,037,000	1,065,777

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Entegris, Inc.:
3.63%, 5/1/2029 (a) (b)	$831,000	$764,495
4.38%, 4/15/2028 (a)	6,081,000	5,832,104
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	609,000	569,610
Synaptics, Inc. 4.00%, 6/15/2029 (a) (b)	4,464,000	4,092,908
		12,327,906
SOFTWARE — 3.5%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	102,000	102,141
Alteryx, Inc. 8.75%, 3/15/2028 (a)	3,935,000	4,034,634
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a) (b)	15,057,000	14,148,159
Camelot Finance SA 4.50%, 11/1/2026 (a)	6,779,000	6,658,266
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00%, 6/15/2029 (a)	4,407,000	3,867,363
Central Parent, Inc./CDK Global, Inc. 7.25%, 6/15/2029 (a)	7,173,000	6,220,569
Clarivate Science Holdings Corp.:
3.88%, 7/1/2028 (a)	4,815,000	4,465,720
4.88%, 7/1/2029 (a)	8,530,000	7,611,404
Cloud Software Group, Inc.:
6.50%, 3/31/2029 (a)	26,505,000	25,768,426
9.00%, 9/30/2029 (a)	18,995,000	18,940,674
Dun & Bradstreet Corp. 5.00%, 12/15/2029 (a)	2,663,000	2,667,128
Dye & Durham Ltd. 8.63%, 4/15/2029 (a)	3,972,000	4,094,775
Elastic NV 4.13%, 7/15/2029 (a)	2,524,000	2,356,331
Ellucian Holdings, Inc. 6.50%, 12/1/2029 (a)	4,231,000	4,172,866
Fair Isaac Corp.:
4.00%, 6/15/2028 (a)	4,601,000	4,379,278
5.25%, 5/15/2026 (a)	2,847,500	2,846,304
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL:
4.63%, 5/1/2028 (a) (b)	1,744,000	1,570,856
8.75%, 5/1/2029 (a)	4,487,000	4,465,014
Open Text Corp.:
3.88%, 2/15/2028 (a)	10,338,000	9,754,730
3.88%, 12/1/2029 (a) (b)	9,217,000	8,396,134
Open Text Holdings, Inc. 4.13%, 2/15/2030 (a)	177,000	161,757
Playtika Holding Corp. 4.25%, 3/15/2029 (a)	4,150,000	3,662,292
PTC, Inc. 4.00%, 2/15/2028 (a)	941,000	903,981
Security Description	Principal Amount	Value
Rackspace Finance LLC 3.50%, 5/15/2028 (a)	$6,239,833	$2,904,330
Rocket Software, Inc.:
6.50%, 2/15/2029 (a) (b)	1,254,000	1,181,732
9.00%, 11/28/2028 (a)	7,158,000	7,381,544
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	11,361,000	11,275,565
Twilio, Inc. 3.63%, 3/15/2029	1,359,000	1,261,288
West Technology Group LLC 8.50%, 4/10/2027 (a)	2,052,000	1,334,251
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/2029 (a)	3,970,000	3,643,229
		170,230,741
TELECOMMUNICATIONS — 4.8%
Altice Financing SA:
5.00%, 1/15/2028 (a)	6,155,000	4,612,742
5.75%, 8/15/2029 (a)	14,920,000	10,923,380
Altice France Holding SA:
6.00%, 2/15/2028 (a)	11,717,000	3,426,637
10.50%, 5/15/2027 (a)	6,112,000	1,789,288
Altice France SA:
5.13%, 1/15/2029 (a)	2,426,000	1,917,001
5.13%, 7/15/2029 (a)	14,000,000	11,002,040
5.50%, 1/15/2028 (a)	8,458,000	6,785,769
5.50%, 10/15/2029 (a)	12,550,000	9,908,476
8.13%, 2/1/2027 (a)	10,128,000	9,093,324
CommScope LLC:
4.75%, 9/1/2029 (a) (b)	4,397,000	3,908,669
7.13%, 7/1/2028 (a) (b)	3,024,000	2,675,272
8.25%, 3/1/2027 (a) (b)	5,523,850	5,222,579
CommScope Technologies LLC 5.00%, 3/15/2027 (a) (b)	4,716,000	4,230,912
Connect Finco SARL/Connect U.S. Finco LLC 9.00%, 9/15/2029 (a)	12,281,000	11,215,500
Consolidated Communications, Inc. 6.50%, 10/1/2028 (a)	7,573,000	7,327,105
EchoStar Corp. 10.75%, 11/30/2029	33,930,000	35,665,519
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	6,562,000	6,482,337
5.88%, 10/15/2027 (a)	7,975,000	7,976,037
5.88%, 11/1/2029	611,000	611,067
6.00%, 1/15/2030 (a)	6,402,000	6,415,444
6.75%, 5/1/2029 (a)	8,898,000	8,938,486
GoTo Group, Inc. 5.50%, 5/1/2028 (a)	4,529,659	3,233,021
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026 (b)	3,521,000	3,286,396
6.63%, 8/1/2026 (b)	3,804,500	3,135,174

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Iliad Holding SASU 7.00%, 10/15/2028 (a)	$7,147,000	$7,235,194
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	8,000,000	7,614,640
Level 3 Financing, Inc.:
3.63%, 1/15/2029 (a)	5,539,000	4,132,814
3.75%, 7/15/2029 (a)	2,561,000	1,880,491
4.88%, 6/15/2029 (a)	3,967,000	3,361,556
10.50%, 4/15/2029 (a)	2,467,130	2,729,805
11.00%, 11/15/2029 (a)	500,000	557,880
RCN Corp. Zero Coupon, 4/15/2023 (c) (g)	154,000	—
Rogers Communications, Inc. 5 yr. CMT + 2.65%, 7.00%, 4/15/2055 (b) (d)	425,000	425,672
Telesat Canada/Telesat LLC 5.63%, 12/6/2026 (a)	2,946,000	1,760,913
Viasat, Inc.:
5.63%, 9/15/2025 (a) (b)	601,000	596,817
5.63%, 4/15/2027 (a) (b)	7,688,500	7,376,501
6.50%, 7/15/2028 (a) (b)	2,954,000	2,560,409
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a) (b)	3,401,000	3,114,058
Zayo Group Holdings, Inc.:
4.00%, 3/1/2027 (a)	11,440,000	10,438,542
6.13%, 3/1/2028 (a) (b)	5,818,000	4,859,194
Zegona Finance PLC 8.63%, 7/15/2029 (a)	3,660,000	3,880,844
		232,307,505
TRANSPORTATION — 0.6%
Brightline East LLC 11.00%, 1/31/2030 (a) (b)	7,950,000	7,001,008
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a)	154,000	153,811
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/2029 (a) (b)	1,734,000	1,590,442
Rand Parent LLC 8.50%, 2/15/2030 (a) (b)	6,826,000	6,750,504
RXO, Inc. 7.50%, 11/15/2027 (a)	4,745,000	4,879,948
Seaspan Corp. 5.50%, 8/1/2029 (a)	3,824,000	3,465,347
Star Leasing Co. LLC 7.63%, 2/15/2030 (a)	4,374,000	4,206,826
		28,047,886
TRUCKING & LEASING — 0.2%
Fortress Transportation & Infrastructure Investors LLC 5.50%, 5/1/2028 (a)	5,837,000	5,721,894
Security Description	Principal Amount	Value
NAC Aviation 29 DAC 4.75%, 6/30/2026	$3,904,447	$3,888,244
		9,610,138
TOTAL CORPORATE BONDS & NOTES (Cost $4,744,441,015)		4,668,342,092
	Shares
COMMON STOCKS — 0.0%
CONSTRUCTION & ENGINEERING — 0.0%
Abengoa SA Class A (g) (i)	1,017,249	—
Abengoa SA Class B (g) (i)	10,518,618	—
		—
HOUSEHOLD PRODUCTS — 0.0% (e)
Cenveo Enterprises, Inc. (g) (i)	9,870	59,220
MEDIA — 0.0% (e)
Clear Channel Outdoor Holdings, Inc. (i)	70,012	77,714
iHeartMedia, Inc. Class A (b) (i)	29,774	49,127
		126,841
TRANSPORTATION INFRASTRUCTURE — 0.0%
Erickson, Inc. (g) (i)	4,342	—
TOTAL COMMON STOCKS (Cost $10,444,475)		186,061
Principal Amount
SENIOR FLOATING RATE LOANS — 0.1%
HEALTH CARE PROVIDERS & SERVICES — 0.1%
MPH Acquisition Holdings LLC 2025 Exchange 1st Out Term Loan, 3 mo. USD Term SOFR + 3.75%, 8.04%, 12/31/2030 (d) (Cost $2,287,537)	$2,287,537	2,270,792
	Shares
WARRANTS — 0.0%
ADVERTISING SERVICES — 0.0%
Affinion Group Holdings, Inc. (expiring 05/17/26) (b) (g) (i) (Cost $0)	11,802	—
SHORT-TERM INVESTMENTS — 9.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (j) (k)	43,865,819	43,865,819

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (l)	414,784,522	$414,784,522
TOTAL SHORT-TERM INVESTMENTS (Cost $458,650,341)		458,650,341
TOTAL INVESTMENTS — 106.7% (Cost $5,215,823,368)		5,129,449,286
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.7)%		(323,737,772)
NET ASSETS — 100.0%		$4,805,711,514
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 82.5% of net assets as of March 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	Security is currently in default and/or issuer is in bankruptcy.
(d)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Amount is less than 0.05% of net assets.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2025. Maturity date shown is the final maturity.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2025, total aggregate fair value of the securities is $59,220, representing less than 0.05% of the Fund's net assets.
(h)	When-issued security.
(i)	Non-income producing security.
(j)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(k)	The rate shown is the annualized seven-day yield at March 31, 2025.
(l)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$4,668,342,092	$0(a)	$4,668,342,092
Common Stocks	126,841	—	59,220	186,061
Senior Floating Rate Loans	—	2,270,792	—	2,270,792
Warrants	—	—	0(b)	0
Short-Term Investments	458,650,341	—	—	458,650,341
TOTAL INVESTMENTS	$458,777,182	$4,670,612,884	$59,220	$5,129,449,286
(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2025.
(b)	The Fund held a Level 3 security that was valued at $0 at March 31, 2025.

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	67,598,017	$67,618,297	$215,396,695	$283,014,992	$2,858	$(2,858)	—	$—	$298,660
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	629,139,586	585,273,767	—	—	43,865,819	43,865,819	543,267
State Street Navigator Securities Lending Portfolio II	318,371,483	318,371,483	970,493,614	874,080,575	—	—	414,784,522	414,784,522	3,169,863
Total		$385,989,780	$1,815,029,895	$1,742,369,334	$2,858	$(2,858)		$458,650,341	$4,011,790
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 98.9%
AUSTRALIA — 4.5%
Australia Government Bonds:
0.50%, 9/21/2026	AUD	2,810,000	$1,671,326
2.75%, 11/21/2027	AUD	2,825,000	1,718,959
4.25%, 4/21/2026	AUD	3,075,000	1,925,269
4.75%, 4/21/2027	AUD	3,268,000	2,078,894
			7,394,448
AUSTRIA — 3.1%
Republic of Austria Government Bonds:
0.50%, 4/20/2027	EUR	1,130,000	1,180,113
0.75%, 10/20/2026	EUR	1,080,000	1,142,333
0.75%, 2/20/2028	EUR	1,763,000	1,823,891
2.00%, 7/15/2026	EUR	255,000	274,960
6.25%, 7/15/2027	EUR	550,000	646,958
			5,068,255
BELGIUM — 3.4%
Kingdom of Belgium Government Bonds:
Zero Coupon, 10/22/2027	EUR	905,000	924,612
0.80%, 6/22/2027	EUR	1,395,000	1,463,012
1.00%, 6/22/2026	EUR	1,250,000	1,332,207
5.50%, 3/28/2028	EUR	1,600,000	1,886,946
			5,606,777
CANADA — 4.5%
Canada Government Bonds:
1.00%, 9/1/2026	CAD	1,094,000	744,847
1.00%, 6/1/2027	CAD	950,000	640,205
1.25%, 3/1/2027	CAD	750,000	509,536
1.50%, 6/1/2026	CAD	701,000	481,663
2.75%, 5/1/2027	CAD	461,000	322,167
2.75%, 9/1/2027	CAD	1,005,000	702,715
3.00%, 4/1/2026	CAD	1,030,000	719,071
3.00%, 2/1/2027	CAD	851,000	596,974
3.25%, 11/1/2026	CAD	1,271,000	893,749
3.50%, 3/1/2028	CAD	900,000	642,847
4.00%, 5/1/2026	CAD	900,000	635,212
4.00%, 8/1/2026	CAD	850,000	602,261
			7,491,247
CHILE — 0.2%
Bonos de la Tesoreria de la Republica en pesos Zero Coupon, 5/6/2027	CLP	360,000,000	340,778
CHINA — 4.5%
China Government Bonds:
1.06%, 12/15/2026	CNY	1,650,000	225,772
1.42%, 11/15/2027	CNY	2,000,000	274,950
1.59%, 3/15/2027	CNY	920,000	126,869
Security Description		Principal Amount	Value
1.62%, 8/15/2027	CNY	2,520,000	$347,454
1.85%, 5/15/2027	CNY	2,300,000	318,599
2.04%, 2/25/2027	CNY	2,250,000	312,770
2.18%, 8/15/2026	CNY	2,470,000	343,220
2.30%, 5/15/2026	CNY	6,250,000	868,572
2.37%, 1/20/2027	CNY	2,450,000	342,604
2.39%, 11/15/2026	CNY	2,500,000	348,995
2.44%, 10/15/2027	CNY	1,250,000	175,709
2.48%, 4/15/2027	CNY	3,000,000	420,932
2.50%, 7/25/2027	CNY	5,720,000	803,339
2.64%, 1/15/2028	CNY	2,000,000	283,423
2.85%, 6/4/2027	CNY	3,700,000	524,230
2.90%, 5/5/2026	CNY	1,600,000	224,207
3.25%, 6/6/2026	CNY	7,800,000	1,099,543
3.28%, 12/3/2027	CNY	2,000,000	288,887
3.85%, 2/1/2028	CNY	1,000,000	147,358
			7,477,433
COLOMBIA — 0.5%
Colombia TES:
5.75%, 11/3/2027	COP	1,889,000,000	404,142
7.50%, 8/26/2026	COP	2,114,000,000	491,448
			895,590
CROATIA — 0.3%
Croatia Government International Bonds 3.00%, 3/20/2027 (a)	EUR	450,000	491,009
CYPRUS — 0.1%
Cyprus Government International Bonds Series EMTN, 4.25%, 11/4/2025	EUR	150,000	164,174
CZECH REPUBLIC — 0.6%
Czech Republic Government Bonds:
0.25%, 2/10/2027	CZK	14,420,000	588,092
1.00%, 6/26/2026	CZK	7,850,000	329,818
			917,910
DENMARK — 0.5%
Denmark Government Bonds:
0.50%, 11/15/2027	DKK	4,022,000	561,727
2.25%, 11/15/2026	DKK	2,300,000	335,568
			897,295
FINLAND — 1.1%
Finland Government Bonds:
Zero Coupon, 9/15/2026	EUR	280,000	293,467
0.50%, 4/15/2026	EUR	575,000	611,177
0.50%, 9/15/2027	EUR	535,000	554,656
1.38%, 4/15/2027	EUR	350,000	372,395
			1,831,695

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description		Principal Amount	Value
FRANCE — 5.0%
French Republic Government Bonds OAT:
Zero Coupon, 2/25/2027	EUR	1,155,000	$1,197,951
0.25%, 11/25/2026	EUR	800,000	838,080
0.50%, 5/25/2026	EUR	255,000	270,519
0.75%, 2/25/2028	EUR	740,000	764,173
1.00%, 5/25/2027	EUR	1,125,000	1,185,144
2.50%, 9/24/2026	EUR	800,000	868,741
2.50%, 9/24/2027	EUR	1,105,000	1,199,964
2.75%, 10/25/2027	EUR	1,055,000	1,153,029
3.50%, 4/25/2026	EUR	775,000	849,403
			8,327,004
GERMANY — 4.5%
Bundesobligation:
Zero Coupon, 4/10/2026	EUR	160,000	169,301
Zero Coupon, 10/9/2026	EUR	925,000	969,827
Zero Coupon, 4/16/2027	EUR	450,000	466,931
1.30%, 10/15/2027	EUR	1,427,000	1,513,969
Bundesrepublik Deutschland Bundesanleihe:
Zero Coupon, 8/15/2026	EUR	750,000	788,918
Zero Coupon, 11/15/2027	EUR	425,000	435,413
0.25%, 2/15/2027	EUR	1,050,000	1,098,246
0.50%, 8/15/2027	EUR	650,000	677,831
0.50%, 2/15/2028	EUR	500,000	516,902
Bundesschatzanweisungen:
2.00%, 12/10/2026	EUR	465,000	502,056
2.90%, 6/18/2026	EUR	300,000	327,305
			7,466,699
GREECE — 0.6%
Hellenic Republic Government Bonds:
1.88%, 7/23/2026	EUR	200,000	215,687
2.00%, 4/22/2027	EUR	250,000	269,399
3.75%, 1/30/2028	EUR	475,000	534,555
			1,019,641
HONG KONG — 0.1%
Hong Kong Government Bonds Programme 1.25%, 6/29/2027	HKD	1,050,000	130,194
Hong Kong Government Infrastructure Bonds Programme 2.89%, 10/25/2027	HKD	350,000	44,768
			174,962
Security Description		Principal Amount	Value
HUNGARY — 0.8%
Hungary Government Bonds:
1.50%, 4/22/2026	HUF	83,000,000	$211,532
1.50%, 8/26/2026	HUF	69,000,000	173,156
2.75%, 12/22/2026	HUF	151,700,000	383,729
4.50%, 3/23/2028	HUF	85,000,000	214,301
9.50%, 10/21/2026	HUF	100,970,000	282,468
			1,265,186
INDONESIA — 1.9%
Indonesia Treasury Bonds:
5.13%, 4/15/2027	IDR	18,007,000,000	1,053,844
5.50%, 4/15/2026	IDR	7,077,000,000	422,398
7.00%, 5/15/2027	IDR	7,477,000,000	453,343
8.38%, 9/15/2026	IDR	11,190,000,000	691,753
Perusahaan Penerbit SBSN Indonesia:
4.88%, 7/15/2026	IDR	3,670,000,000	216,589
6.00%, 1/15/2027	IDR	5,851,000,000	348,200
			3,186,127
IRELAND — 1.0%
Ireland Government Bonds:
0.20%, 5/15/2027	EUR	695,000	721,157
1.00%, 5/15/2026	EUR	830,000	885,635
			1,606,792
ISRAEL — 0.9%
Israel Government Bonds - Fixed:
2.00%, 3/31/2027	ILS	2,815,000	723,728
3.75%, 9/30/2027	ILS	1,600,000	424,009
6.25%, 10/30/2026	ILS	1,325,000	366,464
			1,514,201
ITALY — 5.0%
Italy Buoni Poliennali Del Tesoro:
Zero Coupon, 8/1/2026	EUR	368,000	386,692
0.25%, 3/15/2028	EUR	375,000	380,652
0.85%, 1/15/2027	EUR	380,000	401,317
0.95%, 9/15/2027	EUR	450,000	470,900
1.10%, 4/1/2027	EUR	300,000	317,054
1.25%, 12/1/2026	EUR	250,000	266,367
1.60%, 6/1/2026	EUR	200,000	214,834
2.00%, 2/1/2028	EUR	350,000	374,480
2.05%, 8/1/2027	EUR	180,000	193,687
2.10%, 7/15/2026	EUR	276,000	298,109
2.20%, 6/1/2027	EUR	375,000	405,058
2.65%, 12/1/2027	EUR	630,000	685,804
2.70%, 10/15/2027	EUR	605,000	658,816
2.95%, 2/15/2027	EUR	735,000	803,956
3.10%, 8/28/2026	EUR	330,000	360,928
3.45%, 7/15/2027	EUR	450,000	498,291
3.80%, 4/15/2026	EUR	500,000	548,909

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description		Principal Amount	Value
3.85%, 9/15/2026	EUR	930,000	$1,027,818
			8,293,672
JAPAN — 23.1%
Japan Government Five Year Bonds:
0.01%, 6/20/2026	JPY	256,350,000	1,699,857
0.01%, 9/20/2026	JPY	286,500,000	1,895,241
0.01%, 12/20/2026	JPY	224,600,000	1,481,768
0.01%, 3/20/2027	JPY	181,200,000	1,192,498
0.01%, 6/20/2027	JPY	266,500,000	1,749,465
0.10%, 3/20/2027	JPY	130,000,000	857,162
0.10%, 9/20/2027	JPY	227,550,000	1,493,272
0.10%, 3/20/2028	JPY	150,000,000	979,464
0.20%, 12/20/2027	JPY	175,000,000	1,148,781
0.20%, 3/20/2028	JPY	90,000,000	589,418
0.30%, 12/20/2027	JPY	90,000,000	592,493
Japan Government Ten Year Bonds:
0.10%, 6/20/2026	JPY	222,000,000	1,473,834
0.10%, 9/20/2026	JPY	235,200,000	1,557,677
0.10%, 12/20/2026	JPY	250,000,000	1,651,983
0.10%, 3/20/2027	JPY	286,500,000	1,888,938
0.10%, 6/20/2027	JPY	250,000,000	1,644,443
0.10%, 9/20/2027	JPY	213,000,000	1,397,747
0.10%, 12/20/2027	JPY	256,000,000	1,675,915
0.10%, 3/20/2028	JPY	300,000,000	1,958,767
Japan Government Twenty Year Bonds:
2.10%, 6/20/2027	JPY	80,550,000	553,476
2.10%, 12/20/2027	JPY	90,000,000	621,430
2.20%, 3/20/2028	JPY	100,000,000	693,968
2.30%, 6/20/2027	JPY	103,650,000	715,202
Japan Government Two Year Bonds:
0.20%, 4/1/2026	JPY	128,050,000	852,585
0.30%, 5/1/2026	JPY	100,000,000	666,069
0.40%, 6/1/2026	JPY	114,850,000	765,411
0.40%, 7/1/2026	JPY	108,000,000	719,355
0.40%, 8/1/2026	JPY	97,350,000	647,995
0.40%, 9/1/2026	JPY	154,350,000	1,026,829
0.40%, 10/1/2026	JPY	90,000,000	598,439
0.50%, 11/1/2026	JPY	105,000,000	698,930
0.60%, 12/1/2026	JPY	100,000,000	666,410
0.60%, 1/1/2027	JPY	100,000,000	666,130
0.70%, 2/1/2027	JPY	100,000,000	667,199
0.80%, 3/1/2027	JPY	100,000,000	668,303
			38,156,454
LATVIA — 0.1%
Latvia Government International Bonds Series GMTN, 3.88%, 3/25/2027	EUR	200,000	221,433
Security Description		Principal Amount	Value
LITHUANIA — 0.1%
Lithuania Government International Bonds Series EMTN, 0.95%, 5/26/2027	EUR	200,000	$208,600
LUXEMBOURG — 0.2%
State of the Grand-Duchy of Luxembourg 0.63%, 2/1/2027	EUR	277,000	293,171
MALAYSIA — 2.3%
Malaysia Government Bonds:
3.50%, 5/31/2027	MYR	1,000,000	225,796
3.90%, 11/30/2026	MYR	525,000	119,383
3.90%, 11/16/2027	MYR	2,400,000	546,862
3.91%, 7/15/2026	MYR	1,630,000	370,037
Malaysia Government Investment Issue:
3.42%, 9/30/2027	MYR	2,375,000	534,895
3.73%, 3/31/2026	MYR	2,150,000	486,520
3.90%, 6/15/2027	MYR	630,000	143,442
4.07%, 9/30/2026	MYR	3,425,000	779,843
4.26%, 7/26/2027	MYR	2,275,000	522,010
			3,728,788
MEXICO — 2.5%
Mexico Bonos:
5.50%, 3/4/2027	MXN	31,600,000	1,460,460
7.00%, 9/3/2026	MXN	16,380,000	784,570
7.50%, 6/3/2027	MXN	35,000,000	1,673,677
8.50%, 3/2/2028	MXN	3,000,000	145,179
			4,063,886
NETHERLANDS — 3.2%
Netherlands Government Bonds:
Zero Coupon, 1/15/2027	EUR	1,185,000	1,234,315
0.50%, 7/15/2026	EUR	686,000	726,619
0.75%, 7/15/2027	EUR	3,210,000	3,364,542
			5,325,476
NEW ZEALAND — 0.7%
New Zealand Government Bonds:
0.50%, 5/15/2026	NZD	555,000	303,977
4.50%, 4/15/2027	NZD	1,415,000	816,018
			1,119,995
NORWAY — 0.2%
Norway Government Bonds 1.75%, 2/17/2027	NOK	4,300,000	392,911
PERU — 0.1%
Peru Government Bonds 8.20%, 8/12/2026	PEN	300,000	86,012

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description		Principal Amount	Value
POLAND — 2.2%
Republic of Poland Government Bonds:
Zero Coupon, 4/25/2026	PLN	550,000	$134,749
Zero Coupon, 1/25/2027	PLN	425,000	100,117
0.25%, 10/25/2026	PLN	2,125,000	509,803
2.50%, 7/25/2026	PLN	3,722,000	930,466
2.50%, 7/25/2027	PLN	3,818,000	929,650
3.75%, 5/25/2027	PLN	3,800,000	954,472
			3,559,257
PORTUGAL — 1.4%
Portugal Obrigacoes do Tesouro OT:
0.70%, 10/15/2027	EUR	710,000	740,088
2.88%, 7/21/2026	EUR	740,000	808,186
4.13%, 4/14/2027	EUR	650,000	730,578
			2,278,852
ROMANIA — 1.0%
Romania Government Bonds:
3.25%, 6/24/2026	RON	1,135,000	236,649
4.15%, 1/26/2028	RON	1,250,000	250,741
4.85%, 4/22/2026	RON	1,350,000	287,761
5.80%, 7/26/2027	RON	1,500,000	315,975
7.20%, 10/28/2026	RON	700,000	152,433
7.20%, 5/31/2027	RON	1,750,000	381,435
			1,624,994
SINGAPORE — 1.4%
Singapore Government Bonds:
1.25%, 11/1/2026	SGD	890,000	649,328
2.13%, 6/1/2026	SGD	755,000	558,962
2.88%, 9/1/2027	SGD	525,000	394,081
3.50%, 3/1/2027	SGD	900,000	682,409
			2,284,780
SLOVAKIA — 0.4%
Slovakia Government Bonds:
0.13%, 6/17/2027	EUR	214,000	220,296
0.63%, 5/22/2026	EUR	115,000	121,854
1.38%, 1/21/2027	EUR	375,000	398,578
			740,728
SLOVENIA — 0.2%
Slovenia Government Bonds:
1.00%, 3/6/2028	EUR	100,000	104,495
1.25%, 3/22/2027	EUR	275,000	292,335
			396,830
Security Description		Principal Amount	Value
SOUTH KOREA — 4.6%
Korea Treasury Bonds:
1.50%, 12/10/2026	KRW	965,000,000	$643,303
1.75%, 9/10/2026	KRW	661,000,000	443,392
1.88%, 6/10/2026	KRW	325,000,000	218,742
2.13%, 6/10/2027	KRW	626,000,000	420,799
2.38%, 3/10/2027	KRW	1,000,000,000	675,359
2.38%, 12/10/2027	KRW	645,000,000	435,843
2.63%, 3/10/2027	KRW	400,000,000	271,364
2.88%, 9/10/2026	KRW	500,000,000	340,758
2.88%, 12/10/2027	KRW	723,000,000	494,671
3.13%, 6/10/2026	KRW	730,000,000	498,549
3.13%, 9/10/2027	KRW	777,000,000	534,185
3.25%, 6/10/2027	KRW	1,000,000,000	688,375
3.25%, 3/10/2028	KRW	1,600,000,000	1,106,253
3.88%, 12/10/2026	KRW	800,000,000	554,522
5.25%, 3/10/2027	KRW	275,000,000	195,809
			7,521,924
SPAIN — 4.6%
Spain Government Bonds:
Zero Coupon, 1/31/2027	EUR	610,000	633,752
Zero Coupon, 1/31/2028	EUR	630,000	638,157
0.80%, 7/30/2027	EUR	675,000	706,260
1.30%, 10/31/2026	EUR	830,000	885,724
1.45%, 10/31/2027	EUR	800,000	847,533
1.50%, 4/30/2027	EUR	900,000	959,636
2.50%, 5/31/2027	EUR	1,153,000	1,253,430
2.80%, 5/31/2026	EUR	650,000	707,401
5.90%, 7/30/2026	EUR	900,000	1,020,477
			7,652,370
SWEDEN — 0.4%
Sweden Government Bonds 1.00%, 11/12/2026	SEK	7,155,000	698,896
SWITZERLAND — 0.4%
Swiss Confederation Government Bonds:
1.25%, 5/28/2026	CHF	235,000	269,167
3.25%, 6/27/2027	CHF	300,000	362,731
			631,898
THAILAND — 2.1%
Thailand Government Bonds:
1.00%, 6/17/2027	THB	23,100,000	670,414
2.13%, 12/17/2026	THB	16,650,000	494,377
2.25%, 3/17/2027	THB	22,500,000	670,173
2.35%, 6/17/2026	THB	11,875,000	352,816
2.40%, 11/17/2027	THB	36,250,000	1,087,326
3.58%, 12/17/2027	THB	5,500,000	169,966
			3,445,072

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description		Principal Amount	Value
UNITED KINGDOM — 4.6%
U.K. Gilts:
0.13%, 1/31/2028	GBP	750,000	$870,642
0.38%, 10/22/2026	GBP	710,000	867,394
1.25%, 7/22/2027	GBP	1,000,000	1,213,283
1.50%, 7/22/2026	GBP	510,000	637,012
3.75%, 3/7/2027	GBP	1,810,000	2,317,326
4.13%, 1/29/2027	GBP	904,000	1,165,371
4.25%, 12/7/2027	GBP	250,000	324,654
4.38%, 3/7/2028	GBP	150,000	194,462
			7,590,144
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $164,220,557)			163,453,366
	Shares
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (b) (c)	532,151	532,151
State Street Navigator Securities Lending Portfolio II (d) (e)	308,303	308,303
TOTAL SHORT-TERM INVESTMENTS (Cost $840,454)		840,454
TOTAL INVESTMENTS — 99.4% (Cost $165,061,011)		164,293,820
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		1,038,461
NET ASSETS — 100.0%		$165,332,281
(a)	All or a portion of the shares of the security are on loan at March 31, 2025.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2025.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$163,453,366	$—	$163,453,366
Short-Term Investments	840,454	—	—	840,454
TOTAL INVESTMENTS	$840,454	$163,453,366	$—	$164,293,820
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	58,364	$58,364	$30,299,142	$29,825,355	$—	$—	532,151	$532,151	$5,187
State Street Navigator Securities Lending Portfolio II	—	—	427,988	119,685	—	—	308,303	308,303	71
Total		$58,364	$30,727,130	$29,945,040	$—	$—		$840,454	$5,258
See accompanying notes to Schedule of Investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 97.9%
AUSTRALIA — 4.5%
Australia Government Bonds:
0.25%, 11/21/2032	AUD	3,624,898	$1,961,376
0.75%, 11/21/2027	AUD	4,539,784	2,765,512
1.00%, 2/21/2050	AUD	3,036,624	1,286,416
1.25%, 8/21/2040	AUD	3,785,942	1,960,006
2.00%, 8/21/2035	AUD	4,763,295	2,879,201
2.50%, 9/20/2030	AUD	5,377,472	3,463,878
			14,316,389
BRAZIL — 7.4%
Brazil Notas do Tesouro Nacional:
6.00%, 8/15/2026	BRL	22,034,643	3,754,350
6.00%, 5/15/2027	BRL	8,925,708	1,494,047
6.00%, 8/15/2028	BRL	14,652,478	2,409,850
6.00%, 8/15/2030	BRL	16,509,205	2,658,862
6.00%, 8/15/2032	BRL	8,276,973	1,304,994
6.00%, 5/15/2033	BRL	5,816,251	915,150
6.00%, 5/15/2035	BRL	16,553,945	2,576,827
6.00%, 8/15/2040	BRL	8,724,377	1,322,089
6.00%, 5/15/2045	BRL	14,495,887	2,153,210
6.00%, 8/15/2050	BRL	13,243,156	1,957,563
6.00%, 5/15/2055	BRL	13,153,675	1,928,485
6.00%, 8/15/2060	BRL	6,039,953	876,866
			23,352,293
CANADA — 4.6%
Canada Government Real Return Bonds:
0.25%, 12/1/2054	CAD	721,775	369,230
0.50%, 12/1/2050	CAD	2,835,822	1,596,888
1.25%, 12/1/2047	CAD	2,883,427	1,948,850
1.50%, 12/1/2044	CAD	2,923,154	2,083,507
2.00%, 12/1/2041	CAD	2,755,513	2,115,059
3.00%, 12/1/2036	CAD	2,607,590	2,219,563
4.00%, 12/1/2031	CAD	2,652,900	2,247,053
4.25%, 12/1/2026	CAD	2,567,511	1,910,902
			14,491,052
CHILE — 4.4%
Bonos de la Tesoreria de la Republica:
Zero Coupon, 10/1/2028	CLP	1,516,870,290	1,469,983
Zero Coupon, 10/1/2033	CLP	1,497,423,235	1,262,545
1.50%, 3/1/2026	CLP	486,176,375	512,515
1.90%, 9/1/2030	CLP	2,139,176,050	2,178,620
2.00%, 3/1/2035	CLP	2,333,646,600	2,320,758
2.10%, 7/15/2050	CLP	1,905,811,390	1,879,482
2.80%, 11/1/2055	CLP	1,089,235,480	1,241,592
Security Description		Principal Amount	Value
3.00%, 1/1/2044	CLP	2,780,928,865	$3,159,577
			14,025,072
COLOMBIA — 4.3%
Colombia TES:
2.25%, 4/18/2029	COP	9,888,873,078	2,052,584
3.00%, 3/25/2033	COP	5,772,165,000	1,111,719
3.30%, 3/17/2027	COP	8,954,551,970	2,054,382
3.75%, 2/25/2037	COP	15,392,440,000	2,900,408
3.75%, 6/16/2049	COP	12,911,563,483	2,230,752
4.75%, 4/4/2035	COP	13,380,263,281	2,871,200
5.25%, 5/19/2055	COP	1,540,370,000	362,454
			13,583,499
FRANCE — 8.1%
French Republic Government Bonds OAT:
0.10%, 3/1/2028	EUR	1,889,053	1,998,725
0.10%, 3/1/2029	EUR	2,631,487	2,790,231
0.10%, 7/25/2031	EUR	975,650	1,006,894
0.10%, 3/1/2032	EUR	857,475	862,705
0.10%, 3/1/2036	EUR	1,014,609	945,174
0.10%, 7/25/2036	EUR	1,950,023	1,823,314
0.10%, 7/25/2038	EUR	837,615	753,059
0.10%, 7/25/2047	EUR	1,626,960	1,244,446
0.10%, 7/25/2053	EUR	885,985	623,034
0.55%, 3/1/2039	EUR	421,798	397,352
0.60%, 7/25/2034	EUR	695,445	709,527
0.70%, 7/25/2030	EUR	2,398,370	2,593,829
0.95%, 7/25/2043	EUR	436,479	420,518
1.80%, 7/25/2040	EUR	1,584,385	1,768,273
1.85%, 7/25/2027	EUR	2,995,417	3,376,078
3.15%, 7/25/2032	EUR	1,976,539	2,466,420
3.40%, 7/25/2029	EUR	1,493,271	1,791,272
			25,570,851
GERMANY — 4.6%
Deutsche Bundesrepublik Bonds Inflation-Linked:
0.10%, 4/15/2026	EUR	3,833,709	4,125,232
0.10%, 4/15/2033	EUR	2,225,328	2,301,327
0.10%, 4/15/2046	EUR	3,190,213	2,812,647
0.50%, 4/15/2030	EUR	4,931,389	5,354,802
			14,594,008
ISRAEL — 4.4%
Israel Government Bonds CPI-Linked:
0.10%, 7/31/2026	ILS	5,465,564	1,430,995
0.10%, 11/30/2031	ILS	8,444,151	1,995,360
0.50%, 5/31/2029	ILS	9,065,317	2,290,746
0.50%, 11/30/2051	ILS	6,933,472	1,219,285
0.75%, 5/31/2027	ILS	6,081,003	1,590,712
1.00%, 5/31/2045	ILS	5,304,990	1,146,231
1.10%, 10/31/2028	ILS	2,301,576	598,877
1.60%, 10/31/2033	ILS	1,661,120	428,459

See accompanying notes to Schedule of Investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description		Principal Amount	Value
2.75%, 8/30/2041	ILS	5,321,609	$1,547,351
4.00%, 5/30/2036	ILS	5,876,735	1,868,663
			14,116,679
ITALY — 5.8%
Italy Buoni Poliennali Del Tesoro:
0.10%, 5/15/2033	EUR	1,896,829	1,807,446
0.15%, 5/15/2051	EUR	783,349	499,015
0.40%, 5/15/2030	EUR	1,670,262	1,745,419
0.65%, 5/15/2026	EUR	666,389	722,698
1.25%, 9/15/2032	EUR	1,604,481	1,721,536
1.30%, 5/15/2028	EUR	1,646,827	1,817,219
1.50%, 5/15/2029	EUR	1,305,325	1,443,084
1.80%, 5/15/2036	EUR	509,190	536,693
2.35%, 9/15/2035	EUR	2,588,290	2,953,985
2.40%, 5/15/2039	EUR	753,087	826,373
2.55%, 9/15/2041	EUR	1,854,561	2,086,917
3.10%, 9/15/2026	EUR	2,102,546	2,379,760
			18,540,145
JAPAN — 4.3%
Japan Government CPI-Linked Bonds:
0.01%, 3/10/2032	JPY	357,736,100	2,475,326
0.01%, 3/10/2033	JPY	466,768,764	3,191,407
0.01%, 3/10/2034	JPY	288,079,262	1,951,576
0.10%, 3/10/2027	JPY	125,535,162	865,491
0.10%, 3/10/2028	JPY	299,060,670	2,078,826
0.10%, 3/10/2029	JPY	452,960,235	3,137,645
			13,700,271
MEXICO — 4.6%
Mexico Udibonos:
2.75%, 11/27/2031	MXN	37,309,168	1,591,775
3.00%, 12/3/2026	MXN	34,445,710	1,620,874
3.25%, 11/12/2043	MXN	18,508,455	714,527
4.00%, 11/30/2028	MXN	41,520,135	1,965,008
4.00%, 11/15/2040	MXN	49,697,832	2,181,013
4.00%, 11/8/2046	MXN	40,846,380	1,738,775
4.00%, 11/3/2050	MXN	45,899,540	1,924,288
4.00%, 10/29/2054	MXN	12,619,401	528,293
4.50%, 12/4/2025	MXN	8,638	418
4.50%, 11/22/2035	MXN	50,447,385	2,380,132
			14,645,103
NEW ZEALAND — 2.5%
New Zealand Government Bonds Inflation-Linked:
2.50%, 9/20/2035	NZD	6,004,566	3,331,964
2.50%, 9/20/2040	NZD	4,407,280	2,339,663
3.00%, 9/20/2030	NZD	3,702,665	2,180,768
			7,852,395
Security Description		Principal Amount	Value
POLAND — 1.2%
Republic of Poland Government Bonds 2.00%, 8/25/2036	PLN	16,571,256	$3,752,248
SOUTH AFRICA — 4.4%
Republic of South Africa Government Bond CPI-Linked:
1.88%, 3/31/2029	ZAR	25,173,936	1,246,543
1.88%, 2/28/2033	ZAR	37,924,548	1,656,747
2.25%, 1/31/2038	ZAR	42,172,112	1,695,442
2.50%, 3/31/2046	ZAR	50,901,455	1,874,337
2.50%, 12/31/2050	ZAR	70,519,134	2,450,522
2.60%, 3/31/2028	ZAR	19,968,218	1,040,320
3.45%, 12/7/2033	ZAR	45,371,940	2,208,191
Republic of South Africa Government Bonds CPI-Linked:
4.25%, 1/31/2031	ZAR	14,947,153	801,559
5.13%, 1/31/2043	ZAR	17,352,091	967,386
5.13%, 1/31/2058	ZAR	2,750,941	152,088
			14,093,135
SOUTH KOREA — 0.9%
Korea Treasury Bonds Inflation-Linked:
1.00%, 6/10/2026	KRW	893,932,020	615,159
1.63%, 6/10/2032	KRW	1,671,599,650	1,257,701
1.75%, 6/10/2028	KRW	1,252,274,500	897,335
			2,770,195
SPAIN — 4.6%
Spain Government Bonds Inflation-Linked:
0.65%, 11/30/2027	EUR	3,234,410	3,534,252
0.70%, 11/30/2033	EUR	4,546,707	4,710,132
1.00%, 11/30/2030	EUR	3,920,708	4,296,567
1.15%, 11/30/2036	EUR	589,704	613,091
2.05%, 11/30/2039	EUR	1,201,399	1,356,709
			14,510,751
SWEDEN — 4.4%
Sweden Bonds Inflation-Linked:
0.13%, 6/1/2026	SEK	29,913,713	2,940,269
0.13%, 12/1/2027	SEK	22,491,889	2,184,736
0.13%, 6/1/2030	SEK	22,484,579	2,145,225
0.13%, 6/1/2032	SEK	29,364,660	2,804,584
3.50%, 12/1/2028	SEK	36,202,322	3,949,089
			14,023,903
TURKEY — 4.6%
Turkiye Government Bonds:
Zero Coupon, 7/19/2028	TRY	10,823,953	242,682

See accompanying notes to Schedule of Investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description		Principal Amount	Value
Zero Coupon, 2/11/2032	TRY	15,562,116	$314,308
Zero Coupon, 8/4/2032	TRY	29,461,783	602,811
Zero Coupon, 1/12/2033	TRY	15,242,494	298,428
Zero Coupon, 9/7/2033	TRY	10,806,772	211,172
2.70%, 1/14/2026	TRY	92,937,473	2,375,129
2.90%, 7/7/2027	TRY	105,335,776	2,621,148
2.90%, 1/12/2028	TRY	69,959,402	1,753,710
3.00%, 8/18/2027	TRY	18,312,789	460,752
3.00%, 5/28/2031	TRY	151,098,551	3,840,126
3.30%, 6/28/2028	TRY	73,329,033	1,829,238
			14,549,504
UNITED KINGDOM — 18.3%
U.K. Inflation-Linked Gilts:
0.13%, 8/10/2028	GBP	2,363,752	3,045,391
0.13%, 3/22/2029	GBP	2,557,298	3,265,258
0.13%, 8/10/2031	GBP	1,767,762	2,198,000
0.13%, 11/22/2036	GBP	1,792,711	2,007,300
0.13%, 3/22/2039	GBP	1,650,150	1,726,523
0.13%, 8/10/2041	GBP	1,608,505	1,595,901
0.13%, 3/22/2044	GBP	2,464,141	2,267,151
0.13%, 3/22/2046	GBP	2,051,325	1,799,959
0.13%, 8/10/2048	GBP	1,553,773	1,291,727
0.13%, 3/22/2051	GBP	1,198,674	945,333
0.13%, 11/22/2056	GBP	1,049,955	765,545
0.13%, 3/22/2058	GBP	1,561,416	1,122,109
0.13%, 11/22/2065	GBP	1,338,622	875,007
0.13%, 3/22/2068	GBP	2,070,724	1,327,647
0.13%, 3/22/2073	GBP	1,143,432	780,891
0.25%, 3/22/2052	GBP	1,941,972	1,569,690
0.38%, 3/22/2062	GBP	1,993,200	1,525,766
0.50%, 3/22/2050	GBP	1,743,801	1,569,903
0.63%, 3/22/2040	GBP	2,894,576	3,203,035
0.63%, 11/22/2042	GBP	1,806,787	1,915,564
0.63%, 3/22/2045	GBP	1,245,291	1,247,472
0.75%, 11/22/2033	GBP	715,571	899,702
0.75%, 3/22/2034	GBP	2,140,486	2,668,351
0.75%, 11/22/2047	GBP	1,536,560	1,540,721
1.13%, 11/22/2037	GBP	2,653,471	3,300,657
1.25%, 11/22/2027	GBP	2,502,878	3,335,753
1.25%, 11/22/2032	GBP	2,774,598	3,665,928
1.25%, 11/22/2054	GBP	1,034,860	1,095,980
1.25%, 11/22/2055	GBP	1,997,289	2,129,953
Security Description		Principal Amount	Value
2.00%, 1/26/2035	GBP	1,443,358	$1,970,679
4.13%, 7/22/2030	GBP	998,227	1,511,250
			58,164,146
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $377,536,062)			310,651,639
	Shares
SHORT-TERM INVESTMENT — 0.0% (a)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (b) (c) (Cost $30,286)	30,286	30,286
TOTAL INVESTMENTS — 97.9% (Cost $377,566,348)		310,681,925
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.1%		6,723,614
NET ASSETS — 100.0%		$317,405,539
(a)	Amount is less than 0.05% of net assets.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2025.
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
TRY	Turkish New Lira
ZAR	South African Rand

See accompanying notes to Schedule of Investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$310,651,639	$—	$310,651,639
Short-Term Investment	30,286	—	—	30,286
TOTAL INVESTMENTS	$30,286	$310,651,639	$—	$310,681,925
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	123,691	$123,691	$14,648,495	$14,741,900	$—	$—	30,286	$30,286	$4,492
See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 97.6%
ALABAMA — 0.4%
Alabama Federal Aid Highway Finance Authority Revenue, AL:
Series A, 5.00%, 9/1/2044	$1,000,000	$1,062,983
Series B, 5.00%, 9/1/2035	1,250,000	1,414,865
Alabama Public School & College Authority Revenue, AL Series A, 4.00%, 11/1/2040	2,000,000	1,934,190
Auburn University Revenue, AL:
Series B, 5.00%, 6/1/2034	2,750,000	3,122,176
Series B, 5.00%, 6/1/2036	3,460,000	3,904,432
Jacksonville Public Educational Building Authority Revenue, AL Series A, Build America Mutual Assurance Corp., 5.25%, 8/1/2049 (a)	1,000,000	1,049,153
		12,487,799
ALASKA — 0.1%
Borough of North Slope, General Obligation, AK Series A, 5.00%, 6/30/2030	2,000,000	2,187,868
State of Alaska International Airports System Revenue, AK Series A, 5.00%, 10/1/2033	1,945,000	2,170,438
		4,358,306
ARIZONA — 1.2%
Arizona Board of Regents Revenue, AZ:
Series A, 4.00%, 7/1/2040	500,000	494,943
Series A, 5.50%, 7/1/2048	3,860,000	4,171,361
Arizona Department of Transportation State Highway Fund Revenue, AZ 5.00%, 7/1/2026	1,690,000	1,736,525
City of Bullhead Excise Taxes Revenue, AZ Series 2, 2.55%, 7/1/2046	750,000	504,463
City of Mesa Utility System Revenue, AZ 4.00%, 7/1/2035	1,405,000	1,427,198
City of Phoenix Civic Improvement Corp. Revenue, AZ:
5.00%, 7/1/2032	2,000,000	2,233,324
5.00%, 7/1/2033	1,500,000	1,687,537
5.00%, 7/1/2034	1,250,000	1,403,275
5.00%, 7/1/2035	1,200,000	1,339,932
Glendale Union High School District No. 205, General Obligation, AZ Series A, Assured Guaranty Corp., 5.00%, 7/1/2041 (a)	1,250,000	1,344,986
Security Description	Principal Amount	Value
Maricopa County High School District No. 214 Tolleson Union High School, General Obligation, AZ 5.00%, 7/1/2040	$1,645,000	$1,787,954
Maricopa County Special Health Care District, General Obligation, AZ Series D, 5.00%, 7/1/2028	1,400,000	1,485,867
Salt River Project Agricultural Improvement & Power District Revenue, AZ:
Series A, 5.00%, 1/1/2031	13,000,000	14,411,483
Series A, 5.00%, 1/1/2041	2,200,000	2,412,405
Series B, 5.00%, 1/1/2048	3,845,000	4,057,552
University of Arizona Revenue, AZ 5.00%, 6/1/2029	420,000	430,905
		40,929,710
ARKANSAS — 0.2%
Little Rock School District, General Obligation, AR:
Series A, Assured Guaranty Municipal Corp., State Aid Withholding, 2.00%, 2/1/2034 (a)	2,000,000	1,614,604
Series A, Assured Guaranty Municipal Corp., State Aid Withholding, 2.00%, 2/1/2039 (a)	2,000,000	1,391,028
Series A, Assured Guaranty Municipal Corp., State Aid Withholding, 2.25%, 2/1/2044 (a)	1,310,000	838,447
University of Arkansas Revenue, AR Series B, 5.00%, 11/1/2036	2,000,000	2,224,241
		6,068,320
CALIFORNIA — 17.7%
Alameda County Joint Powers Authority Revenue, CA:
Series A, 5.00%, 12/1/2025	3,000,000	3,044,597
Series A, 5.00%, 12/1/2028	1,000,000	1,081,621
Series A, 5.00%, 12/1/2030	5,000,000	5,575,685
Alhambra Unified School District, General Obligation, CA Series B, 4.25%, 8/1/2043	3,475,000	3,517,658
Anaheim Housing & Public Improvements Authority Revenue, CA Series A, 5.00%, 10/1/2031	2,000,000	2,189,849
Antelope Valley Community College District, General Obligation, CA:
Series D, Zero Coupon, 8/1/2045	1,715,000	659,947

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series D, Zero Coupon, 8/1/2046	$1,800,000	$659,536
Bay Area Toll Authority Revenue, CA:
Series A, 2.00%, 4/1/2056 (b)	2,460,000	2,348,642
Series F-1, 5.00%, 4/1/2043	3,000,000	3,296,108
Series F-1, 5.00%, 4/1/2045	2,125,000	2,311,386
Series F-2, 5.00%, 4/1/2045	1,000,000	1,064,881
Series S-11, 5.00%, 4/1/2034	4,000,000	4,645,807
Bay Area Water Supply & Conservation Agency Revenue, CA Series A, 5.00%, 10/1/2025	1,000,000	1,012,078
California Educational Facilities Authority Revenue, CA Series V-5, VRN, 5.00%, 3/1/2055 (b)	2,600,000	3,013,679
California Infrastructure & Economic Development Bank Revenue, CA:
Series B-2, 3.00%, 10/1/2047 (b)	1,000,000	1,001,442
4.00%, 10/1/2041	2,000,000	1,999,759
4.00%, 10/1/2046	4,125,000	3,986,701
4.00%, 10/1/2047	1,115,000	1,074,754
5.00%, 6/1/2039	1,720,000	1,950,198
California State Public Works Board Revenue, CA:
Series D, 3.00%, 11/1/2039	3,000,000	2,697,640
Series B, 4.00%, 5/1/2046	1,000,000	965,906
Series C, 4.00%, 11/1/2036	2,495,000	2,531,613
Series C, 4.00%, 8/1/2037	2,000,000	2,000,522
Series A, 5.00%, 8/1/2033	1,190,000	1,306,430
Series A, 5.00%, 8/1/2034	2,240,000	2,448,922
Series A, 5.00%, 4/1/2036	1,405,000	1,574,184
Series B, 5.00%, 6/1/2027	2,000,000	2,091,105
Series B, 5.00%, 6/1/2028	5,225,000	5,560,252
Series C, 5.00%, 8/1/2029	1,345,000	1,453,805
Series D, 5.00%, 11/1/2034	5,780,000	6,475,584
California State University Revenue, CA:
Series C, 3.00%, 11/1/2035	6,005,000	5,532,915
Series A, 5.00%, 11/1/2037	1,500,000	1,700,282
Series A, 5.50%, 11/1/2049	1,000,000	1,115,139
California Statewide Communities Development Authority Revenue, CA Series B-1, 5.00%, 9/2/2054	1,000,000	1,004,762
Cerritos Community College District, General Obligation, CA Series D, 2.38%, 8/1/2044	500,000	351,859
Chabot-Las Positas Community College District, General Obligation, CA:
Series C, 5.00%, 8/1/2026	1,280,000	1,323,074
Series C, 5.00%, 8/1/2027	1,295,000	1,368,972
Security Description	Principal Amount	Value
Series C, 5.25%, 8/1/2048	$1,200,000	$1,301,865
Chaffey Community College District, General Obligation, CA Series B-1, 5.50%, 6/1/2049	1,000,000	1,112,550
Chino Basin Regional Financing Authority Revenue, CA Series B, 4.00%, 11/1/2025	1,780,000	1,787,343
City & County of San Francisco Community Facilities District No., Special Tax Revenue, CA Series A, 5.00%, 9/1/2047	1,845,000	1,936,591
City & County of San Francisco, Certificate Participation, CA Series R1, 5.00%, 4/1/2039	1,500,000	1,692,077
City & County of San Francisco, General Obligation, CA:
Series B1, 5.00%, 6/15/2042	5,000,000	5,489,081
Series R1, 5.00%, 6/15/2026	3,095,000	3,186,775
City of Concord, Certificate Participation, CA 2.13%, 4/1/2041	1,500,000	1,050,566
City of Los Angeles Department of Airports Revenue, CA:
Series A, 5.00%, 5/15/2040	3,250,000	3,432,175
Series B, 5.00%, 5/15/2030	1,025,000	1,130,878
Series B, 5.00%, 5/15/2038	1,465,000	1,590,603
Series C, 5.00%, 5/15/2035 (c)	1,000,000	1,152,061
City of San Francisco Public Utilities Commission Water Revenue, CA:
Series C, 5.00%, 11/1/2033	2,155,000	2,494,075
Series C, 5.00%, 11/1/2036	2,500,000	2,838,170
Series C, 5.00%, 11/1/2037	2,500,000	2,819,803
Series C, 5.00%, 11/1/2038	1,895,000	2,125,049
Clovis Unified School District, General Obligation, CA Series B, 5.00%, 8/1/2047	3,000,000	3,148,477
Coast Community College District, General Obligation, CA Series F, Zero Coupon, 8/1/2040	2,715,000	1,394,284
Contra Costa Community College District, General Obligation, CA Series C, 2.00%, 8/1/2039	1,000,000	732,806
East County Advanced Water Purification Joint Powers Authority Revenue, CA Series A-1, 3.13%, 9/1/2026	3,005,000	3,006,543
East Side Union High School District, General Obligation, CA Series A, Assured Guaranty Municipal Corp., 5.00%, 8/1/2027 (a)	2,000,000	2,107,717

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Eastern Municipal Water District Financing Authority Revenue, CA Series B, 5.00%, 7/1/2032	$10,000	$10,267
Irvine Facilities Financing Authority Revenue, CA:
Series A, 5.00%, 5/1/2034	3,800,000	3,869,854
Series A, 5.00%, 5/1/2035	2,000,000	2,035,052
Series A, 5.00%, 5/1/2036	3,390,000	3,447,238
Kern Community College District, General Obligation, CA:
Series E, 5.00%, 8/1/2035	1,600,000	1,827,641
Series E, 5.00%, 8/1/2036	1,100,000	1,251,248
Series E, 5.00%, 8/1/2037	1,035,000	1,171,539
Series E, 5.00%, 8/1/2040	1,000,000	1,112,111
Los Angeles Community College District, General Obligation, CA:
Series K, 3.00%, 8/1/2039	1,000,000	880,977
Series C-1, 5.00%, 8/1/2026	2,150,000	2,219,481
Series D, 5.00%, 8/1/2029	8,665,000	9,516,174
Series D, 5.00%, 8/1/2030	7,000,000	7,817,976
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, CA:
Series A, 4.00%, 6/1/2036	1,365,000	1,402,911
Series A, 5.00%, 6/1/2030	3,460,000	3,845,926
Series A, 5.00%, 6/1/2034	3,325,000	3,447,156
Series A, 5.00%, 6/1/2039	5,250,000	5,907,955
Los Angeles County Public Works Financing Authority Revenue, CA:
Series A, 4.00%, 12/1/2038	3,390,000	3,397,706
Series A, 4.00%, 12/1/2043	1,275,000	1,233,715
Series A, 5.00%, 12/1/2033	1,250,000	1,370,564
Series H, 5.50%, 12/1/2049	2,000,000	2,226,926
Los Angeles Department of Water & Power Revenue, CA:
Series C, 4.00%, 7/1/2026	1,645,000	1,656,591
Series A, 5.00%, 7/1/2027	3,280,000	3,410,678
Series A, 5.00%, 7/1/2034	1,460,000	1,614,084
Series C, 5.00%, 7/1/2026	3,000,000	3,055,148
Series E, 5.00%, 7/1/2026	3,000,000	3,064,181
Los Angeles Department of Water & Power Water System Revenue, CA:
Series B, 5.00%, 7/1/2037	7,500,000	8,211,450
Series B, 5.00%, 7/1/2043	2,000,000	2,105,365
Series C, 5.00%, 7/1/2036	1,000,000	1,060,290
Los Angeles Unified School District, General Obligation, CA:
5.00%, 7/1/2032	4,370,000	4,961,865
5.00%, 7/1/2033	2,500,000	2,861,389
5.00%, 7/1/2034	3,000,000	3,440,335
5.00%, 7/1/2035	2,000,000	2,280,212
Security Description	Principal Amount	Value
5.00%, 7/1/2036	$2,000,000	$2,267,227
5.00%, 7/1/2041	2,335,000	2,566,038
Series A, 5.00%, 7/1/2030	1,365,000	1,515,031
Series A, 5.00%, 7/1/2034	1,580,000	1,823,388
Series QRR, 5.00%, 7/1/2026	1,000,000	1,029,468
Series QRR, 5.00%, 7/1/2028	1,000,000	1,075,832
Series QRR, 5.00%, 7/1/2034	1,250,000	1,414,891
Series QRR, 5.00%, 7/1/2038	2,000,000	2,214,449
Series QRR, 5.00%, 7/1/2041	1,500,000	1,633,737
5.25%, 7/1/2040	3,235,000	3,645,750
5.25%, 7/1/2042	4,005,000	4,449,437
Metropolitan Water District of Southern California Revenue, CA:
Series B, 3.00%, 7/1/2029	4,000,000	4,026,538
Series A, 5.00%, 10/1/2026	1,000,000	1,038,220
Series A, 5.00%, 4/1/2040	1,350,000	1,501,011
Monterey Peninsula Unified School District, General Obligation, CA Series D, 4.00%, 8/1/2045	3,140,000	3,050,048
Mount Diablo Unified School District, General Obligation, CA Series B, 4.00%, 6/1/2037	1,625,000	1,660,620
Mount San Antonio Community College District, General Obligation, CA Series E, Zero Coupon, 8/1/2045	2,155,000	816,194
Mountain House Public Financing Authority Revenue, CA Series B, Build America Mutual Assurance Corp., 4.00%, 12/1/2043 (a)	2,715,000	2,632,860
Municipal Improvement Corp. of Los Angeles Revenue, CA:
Series A, 5.00%, 5/1/2028	1,700,000	1,811,717
Series A, 5.00%, 5/1/2030	1,625,000	1,782,945
Series A, 5.00%, 5/1/2032	1,000,000	1,122,468
Northern California Power Agency Revenue, CA Series A, 5.00%, 7/1/2032	1,100,000	1,253,447
Northern California Sanitation Agencies Financing Authority Revenue, CA Series A, 5.00%, 12/1/2038	2,715,000	3,112,144
Palm Springs Unified School District, General Obligation, CA Series B, 4.00%, 8/1/2049	3,000,000	2,856,761
Pasadena Public Financing Authority Revenue, CA Zero Coupon, 6/1/2042	1,200,000	540,896

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Peralta Community College District, General Obligation, CA:
5.00%, 8/1/2036 (c)	$2,250,000	$2,552,364
5.00%, 8/1/2037 (c)	1,665,000	1,874,794
Sacramento Municipal Utility District Revenue, CA:
Series K, 5.00%, 8/15/2042	1,000,000	1,101,051
Series K, 5.00%, 8/15/2048	3,350,000	3,608,600
Sacramento Transportation Authority Sales Tax Revenue, CA:
5.00%, 10/1/2034	3,000,000	3,458,844
5.00%, 10/1/2037	2,500,000	2,834,376
San Diego Community College District, General Obligation, CA Series A-1, 4.00%, 8/1/2050	5,000,000	4,775,083
San Diego County Regional Transportation Commission Revenue, CA Series A, 5.00%, 4/1/2031	2,900,000	3,275,245
San Diego County Water Authority Revenue, CA Series A, 5.00%, 5/1/2028	1,520,000	1,635,702
San Diego Public Facilities Financing Authority Revenue, CA:
5.00%, 10/15/2031	345,000	348,056
Series A, 5.00%, 5/15/2034	20,000	20,411
Series A, 5.00%, 10/15/2049	2,000,000	2,159,144
San Diego Unified School District, General Obligation, CA:
Series H-2, 5.00%, 7/1/2049	1,200,000	1,276,794
Series O-2, 5.00%, 7/1/2049	2,000,000	2,127,989
Series SR-4A, 5.00%, 7/1/2039	2,000,000	2,253,174
Series ZR-5A, 5.00%, 7/1/2039	1,515,000	1,706,780
San Francisco City & County Public Utilities Commission Power Revenue, CA Series A, 5.00%, 11/1/2048	3,090,000	3,267,660
San Francisco City & County Public Utilities Commission Wastewater Revenue, CA:
Series B, 4.00%, 10/1/2038	2,085,000	2,144,427
Series A, 5.00%, 10/1/2039	3,060,000	3,374,092
Series C, 5.00%, 10/1/2040	1,250,000	1,395,027
San Joaquin Delta Community College District, General Obligation, CA Series A, 5.00%, 8/1/2026	140,000	141,102
San Jose Evergreen Community College District, General Obligation, CA:
Series B, 3.00%, 9/1/2036	700,000	648,850
Security Description	Principal Amount	Value
Series B, 3.00%, 9/1/2037	$1,635,000	$1,491,771
San Juan Unified School District, General Obligation, CA:
4.00%, 8/1/2049	5,000,000	4,739,606
5.00%, 8/1/2042	4,000,000	4,267,117
San Mateo Union High School District, General Obligation, CA Series C, 4.00%, 9/1/2043	3,945,000	3,961,228
Santa Clara County Financing Authority Revenue, CA Series A, 3.00%, 5/1/2037	550,000	497,580
Santa Clara Valley Transportation Authority Revenue, CA:
Series A, 5.00%, 4/1/2026	2,500,000	2,563,834
Series A, 5.00%, 4/1/2029	2,000,000	2,186,350
Santa Monica-Malibu Unified School District, General Obligation, CA Series B, 3.00%, 8/1/2044	1,500,000	1,194,937
Sonoma County Junior College District, General Obligation, CA:
Series C, 5.00%, 8/1/2026	1,450,000	1,498,408
Series C, 5.00%, 8/1/2028	1,100,000	1,185,144
Southern California Public Power Authority Revenue, CA 5.00%, 7/1/2045	3,000,000	3,128,570
State of California, General Obligation, CA:
3.00%, 10/1/2034	3,045,000	2,922,001
4.00%, 9/1/2028	1,800,000	1,864,824
4.00%, 10/1/2033	1,175,000	1,220,200
4.00%, 3/1/2036	10,170,000	10,320,849
4.00%, 9/1/2037	2,310,000	2,351,219
4.00%, 11/1/2037	2,490,000	2,515,062
4.00%, 9/1/2042	2,000,000	1,974,932
4.00%, 10/1/2042	1,115,000	1,101,010
4.00%, 8/1/2049	5,000,000	4,819,691
Series CU, 4.55%, 12/1/2037	1,000,000	1,047,532
5.00%, 12/1/2026	1,850,000	1,917,555
5.00%, 11/1/2027	2,070,000	2,180,108
5.00%, 4/1/2028	1,250,000	1,326,706
5.00%, 8/1/2028	1,500,000	1,600,412
5.00%, 9/1/2028	3,000,000	3,204,972
5.00%, 10/1/2028	4,245,000	4,540,883
5.00%, 11/1/2028	2,145,000	2,297,327
5.00%, 10/1/2029	5,010,000	5,427,619
5.00%, 10/1/2030	7,205,000	7,917,484
5.00%, 12/1/2030	1,000,000	1,100,954
5.00%, 4/1/2031	1,485,000	1,643,597
5.00%, 10/1/2031	1,315,000	1,463,373
5.00%, 11/1/2031	12,655,000	14,062,784
5.00%, 12/1/2031	1,000,000	1,114,707
5.00%, 8/1/2032	3,000,000	3,354,692
5.00%, 9/1/2032	6,000,000	6,714,034

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 11/1/2032	$5,000,000	$5,602,428
5.00%, 4/1/2033	3,000,000	3,374,261
5.00%, 8/1/2033	4,165,000	4,695,324
5.00%, 4/1/2035	1,240,000	1,364,487
5.00%, 10/1/2035	20,000	20,450
5.00%, 10/1/2036	6,550,000	7,240,778
5.00%, 8/1/2039	3,000,000	3,315,054
5.00%, 10/1/2039	1,000,000	1,091,060
5.00%, 10/1/2042	1,265,000	1,364,244
5.00%, 9/1/2043	3,000,000	3,250,166
Series A, 5.00%, 11/1/2027	6,780,000	7,140,645
Series A, 5.00%, 11/1/2028	3,610,000	3,866,363
Series C, 5.00%, 11/1/2042	8,350,000	8,975,399
Tamalpais Union High School District, General Obligation, CA Series A, 4.00%, 8/1/2048	2,755,000	2,673,335
Temecula Valley Unified School District, General Obligation, CA Series D, 3.00%, 8/1/2044	1,975,000	1,558,104
Union Sanitary District Financing Authority Revenue, CA Series A, 5.00%, 3/15/2030	3,450,000	3,828,311
University of California Revenue, CA:
Series BH, 4.00%, 5/15/2040	4,065,000	4,060,968
Series BN, 5.00%, 5/15/2043	7,500,000	8,035,451
Series BQ, 5.00%, 5/15/2029	25,000,000	27,176,315
Series BV, 5.00%, 5/15/2035	2,000,000	2,276,867
Series BW, 5.00%, 5/15/2033	1,000,000	1,139,445
Series BW, 5.00%, 5/15/2035	5,000,000	5,692,167
Series BX, 5.00%, 5/15/2029	2,140,000	2,326,293
Series BZ, 5.00%, 5/15/2029	5,000,000	5,435,263
Series BZ, 5.00%, 5/15/2037	3,500,000	3,962,286
Series CA, 5.00%, 5/15/2040	5,000,000	5,536,194
Series CB, 5.00%, 5/15/2040	7,305,000	8,088,380
Series CC, 5.00%, 5/15/2041	4,500,000	4,947,251
West Contra Costa Unified School District, General Obligation, CA Series A, Build America Mutual Assurance Corp., 5.00%, 8/1/2034 (a)	2,000,000	2,283,996
		581,041,827
COLORADO — 1.8%
Adams & Arapahoe Joint School District 28J Aurora, General Obligation, CO Series A, State Aid Withholding, 5.00%, 12/1/2028	1,000,000	1,072,248
Security Description	Principal Amount	Value
Adams County School District No. 14, General Obligation, CO State Aid Withholding, 5.50%, 12/1/2041	$4,220,000	$4,737,718
Arapahoe County School District No. 5 Cherry Creek, General Obligation, CO State Aid Withholding, 5.25%, 12/15/2041	5,000,000	5,566,266
Baseline Metropolitan District No. 1, General Obligation, CO Series A, Assured Guaranty Corp., 4.00%, 12/1/2046 (a)	1,885,000	1,753,111
Board of Water Commissioners City & County of Denver Revenue, CO Series A, 5.00%, 12/15/2047	8,000,000	8,387,252
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J, General Obligation, CO State Aid Withholding, 5.00%, 12/15/2030	1,800,000	1,989,369
Canyons Metropolitan District No. 5, General Obligation, CO Series A, Build America Mutual Assurance Corp., 5.00%, 12/1/2049 (a)	1,250,000	1,300,451
City & County of Denver Airport System Revenue, CO Series B, 5.00%, 11/15/2047	1,000,000	1,044,408
City & County of Denver Pledged Excise Tax Revenue, CO:
Series A-2, Zero Coupon, 8/1/2039	1,500,000	769,796
Series A, 4.00%, 8/1/2038	1,010,000	1,014,455
City & County of Denver, Certificate Participation, CO 5.00%, 12/1/2028	3,000,000	3,213,503
City & County of Denver, General Obligation, CO Series B, 5.00%, 8/1/2026	1,020,000	1,050,654
City of Colorado Springs Utilities System Revenue, CO:
Series B, 4.00%, 11/15/2046	1,000,000	942,395
Series B, 5.00%, 11/15/2026	3,010,000	3,116,958
Colorado Bridge & Tunnel Enterprise Revenue, CO Series B, 5.00%, 12/1/2038	1,130,000	1,262,244
Denver City & County School District No. 1, General Obligation, CO:
Series A, State Aid Withholding, 5.00%, 12/1/2026	1,580,000	1,637,879
Series A, State Aid Withholding, 5.00%, 12/1/2034	1,500,000	1,713,658

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series A, State Aid Withholding, 5.00%, 12/1/2039	$3,000,000	$3,244,797
Series A, State Aid Withholding, 5.25%, 12/1/2035	1,250,000	1,444,671
Series C, State Aid Withholding, 5.50%, 12/1/2046	3,000,000	3,320,140
Eagle County School District No. Re50J, General Obligation, CO State Aid Withholding, 5.00%, 12/1/2038	1,625,000	1,777,645
El Paso County School District No. 20 Academy, General Obligation, CO State Aid Withholding, 5.00%, 12/15/2029	115,000	118,862
Pueblo City Schools, General Obligation, CO State Aid Withholding, 5.00%, 12/15/2026	10,000	10,364
Regional Transportation District Sales Tax Revenue, CO Series A, 5.00%, 11/1/2033	1,000,000	1,131,462
State of Colorado, Certificate Participation, CO:
Series A, 4.00%, 12/15/2036	1,000,000	1,010,908
Series A, 4.00%, 12/15/2037	2,865,000	2,871,332
COPs, 6.00%, 12/15/2041	1,050,000	1,200,697
University of Colorado Revenue, CO:
Series A, 5.00%, 6/1/2027	25,000	25,083
Series A, 5.00%, 6/1/2036	2,000,000	2,271,570
		58,999,896
CONNECTICUT — 2.4%
Connecticut State Health & Educational Facilities Authority Revenue, CT:
Series C-2, 2.80%, 7/1/2057 (b)	6,015,000	5,995,108
Series U, 5.00%, 7/1/2033	2,290,000	2,611,824
State of Connecticut Special Tax Revenue, CT:
Series A, 5.00%, 7/1/2028	5,000,000	5,332,068
Series A, 5.00%, 7/1/2030	1,130,000	1,239,586
Series A, 5.00%, 7/1/2038	4,040,000	4,415,899
Series A-2, 5.00%, 7/1/2034	1,000,000	1,134,050
Series A-2, 5.00%, 7/1/2037	1,850,000	2,058,582
Series B, 5.00%, 7/1/2028	2,000,000	2,132,827
Series B, 5.00%, 7/1/2029	5,500,000	5,953,544
Series B, 5.00%, 7/1/2030	1,500,000	1,645,468
Series B, 5.00%, 7/1/2031	9,175,000	10,170,153
Series A, 5.25%, 7/1/2040	1,000,000	1,090,504
Security Description	Principal Amount	Value
State of Connecticut, General Obligation, CT:
Series 2021-A, 3.00%, 1/15/2039	$1,000,000	$843,452
Series A, 4.00%, 1/15/2028	2,175,000	2,241,054
Series A, 4.00%, 1/15/2030	4,850,000	5,058,569
Series A, 4.00%, 1/15/2032	2,000,000	2,101,443
Series B, 4.00%, 1/15/2043	1,000,000	967,617
Series D, 5.00%, 9/15/2028	1,480,000	1,583,409
Series E, 5.00%, 11/15/2027	2,000,000	2,110,276
Series E, 5.00%, 11/15/2028	1,605,000	1,721,479
Series E, 5.00%, 11/15/2030	4,600,000	5,068,657
Series F, 5.00%, 11/15/2034	1,000,000	1,135,031
Series F, 5.00%, 11/15/2035	3,000,000	3,379,219
Series H, 5.00%, 11/15/2028	5,000,000	5,362,862
University of Connecticut Revenue, CT Series A, 5.00%, 8/15/2031	2,050,000	2,274,133
		77,626,814
DELAWARE — 0.3%
Delaware Transportation Authority Revenue, DE 5.00%, 7/1/2036	2,000,000	2,262,406
State of Delaware, General Obligation, DE:
Series A, 5.00%, 5/1/2028	2,000,000	2,134,284
Series A, 5.00%, 5/1/2033	3,000,000	3,406,868
Series A, 5.00%, 5/1/2038	2,500,000	2,762,784
		10,566,342
DISTRICT OF COLUMBIA — 1.6%
District of Columbia Income Tax Revenue, DC:
Series A, 2.63%, 3/1/2045	635,000	448,128
Series A, 5.00%, 7/1/2041	4,225,000	4,487,071
Series A, 5.00%, 5/1/2042	2,000,000	2,124,209
Series A, 5.00%, 7/1/2047	8,000,000	8,295,763
Series C, 5.00%, 10/1/2033	1,000,000	1,127,367
Series A, 5.25%, 5/1/2048	2,185,000	2,320,228
Series A, 5.50%, 7/1/2047	3,360,000	3,611,264
District of Columbia Water & Sewer Authority Revenue, DC:
Series C1, 4.00%, 10/1/2036	1,000,000	1,020,114
Series A, 5.00%, 10/1/2037	2,000,000	2,223,090
Series A, 5.00%, 10/1/2041	2,050,000	2,220,595
Series B, 5.00%, 10/1/2047	1,400,000	1,466,234
District of Columbia, General Obligation, DC:
Series A, 5.00%, 8/1/2030	1,950,000	2,140,983
Series A, 5.00%, 8/1/2037	4,790,000	5,306,343
Series A, 5.00%, 8/1/2042	1,445,000	1,545,626
Series A, 5.00%, 8/1/2045	1,500,000	1,580,691
Series B, 5.00%, 8/1/2031	3,000,000	3,331,426

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Washington Metropolitan Area Transit Authority Dedicated Revenue, DC:
Series A, 4.00%, 7/15/2034	$2,900,000	$2,976,522
Series A, 4.00%, 7/15/2043	1,250,000	1,185,092
Series A, 5.00%, 7/15/2042	2,780,000	2,951,339
Series A, 5.00%, 7/15/2049	3,500,000	3,647,264
		54,009,349
FLORIDA — 2.7%
Brevard County School District, Certificate Participation, FL Series A, 5.00%, 7/1/2030	1,200,000	1,310,757
Central Florida Expressway Authority Revenue, FL Assured Guaranty Municipal Corp., 5.00%, 7/1/2030 (a)	2,035,000	2,229,026
City of Jacksonville Revenue, FL Series A, 5.00%, 10/1/2025	2,000,000	2,020,700
City of Melbourne Water & Sewer Revenue, FL 5.00%, 11/15/2047	1,400,000	1,473,622
City of Miami Revenue, FL Series A, 5.00%, 3/1/2048	5,000,000	5,181,762
City of Port St. Lucie, Special Assessment, FL:
Build America Mutual Assurance Corp., 3.00%, 7/1/2037 (a)	410,000	360,756
Build America Mutual Assurance Corp., 3.00%, 7/1/2041 (a)	510,000	418,981
3.25%, 7/1/2045	125,000	100,097
City of Tallahassee Energy System Revenue, FL 5.00%, 10/1/2037	5,000,000	5,549,659
City of Tallahassee Utility System Revenue, FL Series A, 5.00%, 10/1/2030	1,250,000	1,377,289
City of Tampa Water & Wastewater System Revenue, FL:
5.00%, 10/1/2041	1,725,000	1,880,105
5.00%, 10/1/2042	1,000,000	1,083,897
County of Broward Convention Center Hotel Revenue, FL 5.00%, 1/1/2040	6,200,000	6,540,614
County of Broward Tourist Development Tax Revenue, FL 4.00%, 9/1/2037	3,160,000	3,184,376
County of Manatee Revenue, FL 5.00%, 10/1/2029	2,615,000	2,841,621
County of Miami-Dade Revenue, FL Series B, 3.13%, 4/1/2037	230,000	206,186
County of Miami-Dade Seaport Department Revenue, FL Series B2, 4.00%, 10/1/2039	2,000,000	1,975,523
Security Description	Principal Amount	Value
County of Miami-Dade Transit System Revenue, FL:
3.13%, 7/1/2029	$130,000	$130,085
Series A, 4.00%, 7/1/2046	2,920,000	2,670,921
5.00%, 7/1/2049	2,000,000	2,060,362
County of Miami-Dade Water & Sewer System Revenue, FL:
4.00%, 10/1/2044	1,000,000	931,181
Series B, 5.00%, 10/1/2033	1,750,000	1,984,146
County of Miami-Dade, General Obligation, FL Series A, 5.00%, 7/1/2041	3,500,000	3,782,133
County of Sarasota Utility System Revenue, FL 5.25%, 10/1/2047	4,000,000	4,275,345
Florida Department of Environmental Protection Revenue, FL Series A, 5.00%, 7/1/2025	105,000	105,556
Florida Department of Management Services, Certificate Participation, FL:
Series A, 2.00%, 11/1/2038	725,000	520,138
Series A, 5.00%, 8/1/2025	170,000	171,146
Florida State Board of Governors Revenue, FL:
Series A, Build America Mutual Assurance Corp., 4.00%, 10/1/2045 (a)	1,235,000	1,165,946
Series A, Build America Mutual Assurance Corp., 4.13%, 10/1/2046 (a)	3,150,000	3,020,850
JEA Water & Sewer System Revenue, FL:
Series A, 3.00%, 10/1/2037	500,000	447,170
Series A, 5.00%, 10/1/2043	2,285,000	2,451,159
Series A, 5.25%, 10/1/2049	3,000,000	3,202,898
Orlando Utilities Commission Revenue, FL:
Series A, 5.00%, 10/1/2040	1,280,000	1,383,725
Series A, 5.00%, 10/1/2046	1,955,000	2,068,951
Pasco County School Board Revenue, FL 5.00%, 10/1/2033	1,750,000	1,953,773
School District of Broward County, General Obligation, FL 5.00%, 7/1/2046	2,000,000	2,098,469
State of Florida Department of Transportation Turnpike System Revenue, FL:
Series A, 4.00%, 7/1/2043	4,700,000	4,516,143
Series A, 5.00%, 7/1/2035 (c)	3,000,000	3,421,017
State of Florida, General Obligation, FL:
Series A, 5.00%, 6/1/2029	1,260,000	1,362,685
Series A, 5.00%, 6/1/2034	3,000,000	3,423,234
Series B, 5.00%, 6/1/2028	1,090,000	1,161,116

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 6/1/2029	$2,215,000	$2,395,514
Tampa Bay Water Revenue, FL Series A, 5.00%, 10/1/2046	1,000,000	1,059,089
		89,497,723
GEORGIA — 1.7%
City of Atlanta Water & Wastewater Revenue, GA:
Build America Mutual Assurance Corp., 5.00%, 11/1/2033 (a)	1,500,000	1,687,368
Build America Mutual Assurance Corp., 5.00%, 11/1/2041 (a)	1,250,000	1,357,008
City of Atlanta, General Obligation, GA:
Series A-1, 5.00%, 12/1/2031	3,385,000	3,778,979
Series A-1, 5.00%, 12/1/2032	2,000,000	2,247,639
County of DeKalb Water & Sewerage Revenue, GA 5.00%, 10/1/2030	5,000,000	5,512,105
Georgia Ports Authority Revenue, GA 4.00%, 7/1/2040	2,000,000	1,977,055
Georgia State Road & Tollway Authority Revenue, GA Series A, 3.00%, 7/15/2048	2,000,000	1,527,722
Metropolitan Atlanta Rapid Transit Authority Revenue, GA:
Series A, 5.00%, 7/1/2037	1,335,000	1,481,789
Series A, 5.00%, 7/1/2045	1,500,000	1,597,363
Private Colleges & Universities Authority Revenue, GA:
Series B, 4.00%, 9/1/2036	1,000,000	1,002,523
Series B, 5.00%, 9/1/2033	6,460,000	7,306,113
Richmond County Board of Education, General Obligation, GA State Aid Withholding, 5.00%, 10/1/2027	5,500,000	5,787,417
State of Georgia, General Obligation, GA:
Series A, 4.00%, 7/1/2035	3,275,000	3,399,907
Series A, 5.00%, 8/1/2032	2,000,000	2,189,118
Series A-1, 5.00%, 7/1/2033	4,200,000	4,647,054
Series C, 5.00%, 7/1/2030	8,560,000	9,432,953
		54,932,113
HAWAII — 0.5%
City & County Honolulu Wastewater System Revenue, HI:
4.25%, 7/1/2042	1,000,000	995,225
4.50%, 7/1/2048	2,625,000	2,638,597
Series A, 5.00%, 7/1/2049	3,000,000	3,158,575
City & County of Honolulu, General Obligation, HI:
Series A, 4.00%, 7/1/2039	1,500,000	1,484,193
Security Description	Principal Amount	Value
Series A, 5.00%, 11/1/2029	$2,750,000	$2,993,307
Series D, 5.00%, 3/1/2026	2,700,000	2,756,277
County of Hawaii, General Obligation, HI 4.00%, 9/1/2043	1,250,000	1,197,746
State of Hawaii Airports System Revenue, HI Series B, 5.00%, 7/1/2049	2,500,000	2,618,762
		17,842,682
IDAHO — 0.4%
Idaho Housing & Finance Association Revenue, ID:
Series A, 4.00%, 8/15/2049	1,000,000	926,536
Series A, 5.00%, 8/15/2034	1,350,000	1,534,283
Series A, 5.00%, 8/15/2043	2,250,000	2,426,295
Idaho State Building Authority Revenue, ID:
Series 2025A, 5.00%, 6/1/2029	2,000,000	2,165,702
Series A, 5.00%, 6/1/2031	2,500,000	2,777,744
Series A, 5.00%, 6/1/2032	2,000,000	2,241,313
		12,071,873
ILLINOIS — 1.4%
Champaign County Community Unit School District No. 4 Champaign, General Obligation, IL Series A, 5.00%, 1/1/2034	1,160,000	1,201,563
Chicago Park District, General Obligation, IL:
Series C, 5.00%, 1/1/2028	1,200,000	1,258,674
Series F-2, 5.00%, 1/1/2039	1,625,000	1,674,478
Chicago Transit Authority Sales Tax Receipts Fund Revenue, IL Series A, 5.00%, 12/1/2049	2,500,000	2,577,260
County of Cook Sales Tax Revenue, IL 5.00%, 11/15/2044	1,360,000	1,405,420
DuPage County Forest Preserve District, General Obligation, IL:
5.00%, 11/1/2032	1,300,000	1,451,655
5.00%, 11/1/2033	1,000,000	1,124,117
Illinois Finance Authority Revenue, IL:
4.00%, 7/1/2025	385,000	386,109
Series A, 5.00%, 10/1/2028	1,000,000	1,067,201
Series A, 5.00%, 4/1/2032	1,000,000	1,109,691
Series A, 5.00%, 10/1/2033	1,400,000	1,566,627
Series B, 5.00%, 4/1/2032	1,565,000	1,736,666
Illinois State Toll Highway Authority Revenue, IL:
Series A, 5.00%, 1/1/2030	1,225,000	1,326,668
Series A, 5.00%, 1/1/2032	2,875,000	3,175,453
Series A, 5.00%, 1/1/2041	1,000,000	1,072,160

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 1/1/2042	$3,750,000	$3,997,720
Series A, 5.00%, 1/1/2043	1,275,000	1,331,508
Series A, 5.00%, 1/1/2045	1,180,000	1,220,669
Series B, 5.00%, 1/1/2036	215,000	218,483
Series C, 5.00%, 1/1/2036	215,000	215,193
Series A, 5.25%, 1/1/2043	1,000,000	1,078,507
Series A, 5.25%, 1/1/2045	2,705,000	2,898,124
Kendall Kane & Will Counties Community Unit School District No. 308, General Obligation, IL 4.00%, 2/1/2032	510,000	511,491
Metropolitan Water Reclamation District of Greater Chicago, General Obligation, IL:
Series A, 5.00%, 12/1/2040	1,500,000	1,642,949
Series A, 5.00%, 12/1/2041	1,500,000	1,631,819
Series C, 5.00%, 12/1/2031	1,100,000	1,225,922
Sales Tax Securitization Corp. Revenue, IL Series A, 5.00%, 1/1/2031	1,860,000	2,020,683
University of Illinois Auxiliary Facilities System Revenue, IL Series A, 5.00%, 4/1/2031	1,500,000	1,647,943
University of Illinois Revenue, IL Series A, 5.00%, 4/1/2027	1,450,000	1,508,790
Will County School District No. 86 Joliet, General Obligation, IL Build America Mutual Assurance Corp., 4.00%, 1/1/2049 (a)	2,250,000	2,062,978
		45,346,521
INDIANA — 1.0%
Carmel Redevelopment Authority Revenue, IN Series B, 1.13%, 1/15/2044	2,500,000	1,325,821
Crown Point Multi School Building Corp. Revenue, IN State Intercept, 5.00%, 7/15/2034	1,000,000	1,075,937
Indiana Finance Authority Revenue, IN:
Series A, 4.00%, 2/1/2034	2,000,000	2,042,663
Series 1, 5.00%, 10/1/2034	2,000,000	2,179,839
Series A, 5.00%, 2/1/2031	1,955,000	2,156,337
Series A, 5.00%, 2/1/2037	2,000,000	2,236,405
Series B, 5.00%, 2/1/2026	3,250,000	3,310,899
Series B, 5.00%, 2/1/2043	1,000,000	1,071,230
Series B, 5.00%, 2/1/2045	2,000,000	2,127,679
Indianapolis Local Public Improvement Bond Bank Revenue, IN:
Series B, 5.25%, 2/1/2048	1,230,000	1,316,508
Series D, 6.00%, 2/1/2048	3,510,000	3,930,655
Security Description	Principal Amount	Value
IPS Multi-School Building Corp. Revenue, IN:
State Intercept, 5.00%, 7/15/2030	$1,000,000	$1,091,978
State Intercept, 5.00%, 1/15/2031	1,250,000	1,369,700
State Intercept, 5.00%, 7/15/2033	1,100,000	1,198,685
State Intercept, 5.00%, 7/15/2035	1,250,000	1,347,816
State Intercept, 5.00%, 7/15/2042	2,350,000	2,471,941
Purdue University Revenue, IN Series A, 5.00%, 7/1/2035	2,000,000	2,273,182
		32,527,275
IOWA — 0.4%
Iowa Finance Authority Revenue, IA:
VRN, 5.00%, 12/1/2050 (b)	2,000,000	2,254,893
Series A, 5.00%, 8/1/2030	1,740,000	1,919,439
Series A, 5.00%, 8/1/2033	2,800,000	3,168,369
Series A, 5.00%, 8/1/2047	5,000,000	5,246,913
		12,589,614
KANSAS — 0.3%
Johnson County Unified School District No. 512 Shawnee Mission, General Obligation, KS Series A, 3.00%, 10/1/2039	1,000,000	853,351
Kansas Development Finance Authority Revenue, KS Series SR, 5.00%, 5/1/2043	2,080,000	2,230,825
State of Kansas Department of Transportation Revenue, KS:
Series A, 5.00%, 9/1/2026	100,000	103,153
Series A, 5.00%, 9/1/2031	3,500,000	3,888,912
Series A, 5.00%, 9/1/2035	2,500,000	2,822,499
		9,898,740
KENTUCKY — 0.6%
Kentucky Asset Liability Commission Revenue, KY Series A, 5.00%, 9/1/2026	1,000,000	1,030,401
Kentucky State Property & Building Commission Revenue, KY:
Series A, 5.00%, 4/1/2033	2,500,000	2,785,474
Series A, 5.00%, 4/1/2034	2,500,000	2,794,793
Series A, 5.00%, 4/1/2041	2,500,000	2,679,354
Series B, 5.00%, 11/1/2027	1,735,000	1,827,196
Series C, 5.00%, 11/1/2031	1,525,000	1,684,955
Kentucky Turnpike Authority Revenue, KY:
Series A, 5.00%, 7/1/2028	1,505,000	1,602,113
Series B, 5.00%, 7/1/2026	120,000	123,319

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Louisville/Jefferson County Metropolitan Government, General Obligation, KY Series A, 5.00%, 12/1/2039	$4,560,000	$4,953,653
University of Kentucky Revenue, KY Series A, State Intercept, 3.13%, 10/1/2037	360,000	319,214
		19,800,472
LOUISIANA — 0.5%
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax Revenue, LA 5.25%, 7/15/2048	5,000,000	5,271,390
State of Louisiana Gasoline & Fuels Tax Revenue, LA Series A, 5.00%, 5/1/2034	1,500,000	1,693,706
State of Louisiana Revenue, LA 5.00%, 9/1/2035	2,825,000	3,136,515
State of Louisiana, General Obligation, LA:
Series A, 5.00%, 4/1/2027	2,875,000	2,999,101
Series A, 5.00%, 2/1/2028	2,000,000	2,119,697
Series E, 5.00%, 9/1/2031	1,950,000	2,168,006
		17,388,415
MAINE — 0.1%
Maine Municipal Bond Bank Revenue, ME Series A, 5.00%, 11/1/2035	2,000,000	2,257,215
MARYLAND — 2.6%
County of Baltimore, General Obligation, MD:
5.00%, 7/1/2034	1,765,000	2,013,836
5.00%, 3/1/2044	4,350,000	4,608,029
County of Frederick, General Obligation, MD Series A, 5.00%, 4/1/2034	2,000,000	2,283,999
County of Montgomery, General Obligation, MD:
Series A, 2.00%, 8/1/2039	2,000,000	1,464,447
Series A, 2.00%, 8/1/2040	2,000,000	1,416,770
Series A, 3.00%, 8/1/2033	1,150,000	1,087,416
Series A, 5.00%, 8/1/2026	11,000,000	11,329,631
County of Prince George's, General Obligation, MD:
Series A, 5.00%, 7/1/2027	3,500,000	3,673,604
Series A, 5.00%, 8/1/2033	3,000,000	3,402,713
Maryland Stadium Authority Revenue, MD Series A, 5.00%, 3/1/2036	1,000,000	1,097,977
Maryland State Transportation Authority Revenue, MD:
4.00%, 7/1/2045	2,525,000	2,345,308
Series A, 5.00%, 7/1/2030	2,160,000	2,368,258
Series A, 5.00%, 7/1/2039	4,000,000	4,389,395
Security Description	Principal Amount	Value
State of Maryland Department of Transportation Revenue, MD Series A, 2.00%, 10/1/2034	$5,465,000	$4,452,498
State of Maryland, General Obligation, MD:
Series C, 3.00%, 8/1/2026	1,500,000	1,501,076
Series C, 4.00%, 3/1/2028	3,000,000	3,100,038
Series A, 5.00%, 8/1/2025	2,025,000	2,039,809
Series A, 5.00%, 3/15/2027	1,200,000	1,250,916
Series A, 5.00%, 3/15/2030	2,875,000	3,152,080
Series A, 5.00%, 6/1/2034	9,425,000	10,447,644
Series A, 5.00%, 6/1/2035	4,500,000	5,097,182
Series A, 5.00%, 6/1/2039	3,000,000	3,309,330
Series B, 5.00%, 8/1/2027	1,840,000	1,934,446
University System of Maryland Revenue, MD Series B, 5.00%, 4/1/2028	1,850,000	1,967,212
Washington Suburban Sanitary Commission Revenue, MD:
2.00%, 12/1/2044	2,000,000	1,279,766
4.00%, 6/1/2049	3,000,000	2,823,303
		83,836,683
MASSACHUSETTS — 3.8%
Commonwealth of Massachusetts Transportation Fund Revenue, MA:
Series A, 5.00%, 6/1/2042	1,040,000	1,096,160
Series B, 5.00%, 6/1/2048	3,000,000	3,143,119
Commonwealth of Massachusetts, General Obligation, MA:
Series C, 2.00%, 9/1/2039	1,035,000	764,310
Series C, 2.00%, 9/1/2040	1,450,000	1,046,768
Series C, 2.00%, 9/1/2041	1,420,000	995,855
Series C, 2.00%, 9/1/2042	1,600,000	1,094,176
Series C, 2.38%, 9/1/2043	2,255,000	1,617,561
Series C, 2.38%, 9/1/2044	1,650,000	1,162,828
Series C, 2.38%, 9/1/2046	1,400,000	959,619
Series B, 2.50%, 3/1/2043	550,000	407,897
Series C, 3.00%, 3/1/2047	1,000,000	759,605
Series D, 4.00%, 11/1/2034	1,000,000	1,021,920
Series A, 5.00%, 1/1/2027	1,205,000	1,252,404
Series A, 5.00%, 5/1/2029	2,610,000	2,822,675
Series A, 5.00%, 10/1/2031	1,500,000	1,672,746
Series A, 5.00%, 3/1/2038	2,000,000	2,200,882
Series A, 5.00%, 1/1/2039	3,000,000	3,281,533
Series B, 5.00%, 10/1/2027	3,000,000	3,162,800
Series B, 5.00%, 10/1/2031	1,500,000	1,672,746
Series B, 5.00%, 11/1/2032	3,000,000	3,373,794
Series B, 5.00%, 11/1/2040	2,795,000	3,041,451
Series C, 5.00%, 8/1/2039	1,000,000	1,086,403
Series D, 5.00%, 11/1/2028	12,500,000	13,421,546
Series I, 5.00%, 12/1/2047	1,000,000	1,053,997
Series C, 5.25%, 10/1/2047	14,000,000	14,835,478

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Massachusetts Bay Transportation Authority Sales Tax Revenue, MA:
Series A-1, 4.00%, 7/1/2048	$9,000,000	$8,379,169
Series A, 5.00%, 7/1/2034	1,560,000	1,790,420
Series A, 5.00%, 7/1/2038	2,965,000	3,280,119
Series A-1, 5.00%, 7/1/2025	1,115,000	1,121,130
Massachusetts Clean Water Trust Revenue, MA:
5.00%, 2/1/2032	3,250,000	3,651,524
5.00%, 2/1/2033	2,000,000	2,268,354
Series 25B, 5.00%, 2/1/2041	1,000,000	1,081,337
Series 25B, 5.00%, 2/1/2042	450,000	483,674
Series 26A, 5.00%, 2/1/2037	1,500,000	1,704,547
Series 26B, 5.00%, 2/1/2042	1,250,000	1,369,678
Series 26B, 5.00%, 2/1/2043	1,000,000	1,090,351
Massachusetts Development Finance Agency Revenue, MA:
4.00%, 7/1/2045	1,070,000	1,015,930
Series 2025B-1, 5.00%, 10/1/2035	1,500,000	1,704,079
Series A-2, VRN, 5.00%, 5/15/2055 (b)	4,615,000	5,315,281
Series B, 5.00%, 11/15/2032	8,000,000	9,063,615
Series B, 5.00%, 2/15/2033	1,525,000	1,731,506
Series FF, 5.00%, 10/1/2026	2,250,000	2,327,644
Series V, 5.00%, 7/1/2035	1,000,000	1,145,162
Series W, 5.00%, 7/1/2035 (c)	3,750,000	4,294,801
Massachusetts Water Resources Authority Revenue, MA Series B, 5.00%, 8/1/2042	1,650,000	1,774,084
Nauset Regional School District, General Obligation, MA 4.00%, 5/15/2049	1,000,000	932,345
Tri-County Regional Vocational Technical School District, General Obligation, MA 4.00%, 6/1/2050	2,000,000	1,832,067
		124,305,090
MICHIGAN — 1.2%
City of Lansing, General Obligation, MI:
Series B, Assured Guaranty Municipal Corp., 4.00%, 6/1/2038 (a)	2,375,000	2,345,805
Series B, Assured Guaranty Municipal Corp., 4.00%, 6/1/2039 (a)	2,250,000	2,193,166
Grand Rapids Public Schools, General Obligation, MI Assured Guaranty Municipal Corp., 5.00%, 5/1/2049 (a)	3,000,000	3,142,279
Great Lakes Water Authority Sewage Disposal System Revenue, MI:
Series C, 5.00%, 7/1/2040	1,165,000	1,266,690
Security Description	Principal Amount	Value
Series C, 5.25%, 7/1/2048	$1,400,000	$1,498,399
Great Lakes Water Authority Water Supply System Revenue, MI:
Series A, 5.00%, 7/1/2037	2,500,000	2,757,067
Series A, 5.00%, 7/1/2038	1,180,000	1,292,466
Series B, 5.25%, 7/1/2048	1,500,000	1,605,428
Michigan Finance Authority Revenue, MI Series A, 4.00%, 10/1/2048	2,000,000	1,890,594
Michigan State Building Authority Revenue, MI:
Series I, 5.00%, 10/15/2028	100,000	102,807
Series I, 5.00%, 4/15/2030	10,000	10,109
Series I, 5.00%, 4/15/2031	65,000	65,707
Series II, 5.00%, 10/15/2026	5,000,000	5,166,247
State of Michigan Trunk Line Revenue, MI:
Series A, 4.00%, 11/15/2041	3,500,000	3,431,545
Series A, 4.00%, 11/15/2044	3,175,000	3,001,767
Series B, 4.00%, 11/15/2038	1,615,000	1,623,314
Series B, 4.00%, 11/15/2045	6,860,000	6,438,832
State of Michigan, General Obligation, MI Series A, 3.00%, 5/15/2036	1,140,000	1,055,533
		38,887,755
MINNESOTA — 1.2%
County of Hennepin, General Obligation, MN Series A, 5.00%, 12/1/2043	3,000,000	3,239,869
Edina Independent School District No. 273, General Obligation, MN Series A, School District Credit Enhancement Program, 3.00%, 2/1/2036	2,000,000	1,831,903
Elk River Independent School District No. 728, General Obligation, MN Series A, School District Credit Enhancement Program, 2.00%, 2/1/2034	845,000	698,641
State of Minnesota, Certificate Participation, MN:
5.00%, 11/1/2038	10,000,000	10,968,360
5.00%, 11/1/2039	3,000,000	3,272,181
State of Minnesota, General Obligation, MN:
Series A, 5.00%, 8/1/2025	1,360,000	1,370,265
Series A, 5.00%, 10/1/2028	205,000	215,715
Series A, 5.00%, 8/1/2032	2,500,000	2,819,523
Series A, 5.00%, 8/1/2035	2,000,000	2,274,079
Series B, 5.00%, 8/1/2027	9,925,000	10,424,992
Series D, 5.00%, 8/1/2027	2,500,000	2,625,942

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
White Bear Lake Independent School District No. 624, General Obligation, MN Series A, School District Credit Enhancement Program, 3.00%, 2/1/2031	$1,000,000	$978,591
		40,720,061
MISSISSIPPI — 0.1%
Mississippi Development Bank Revenue, MS Series A, 5.00%, 1/1/2031	1,000,000	1,092,406
State of Mississippi Revenue, MS 5.00%, 10/1/2049	1,240,000	1,286,572
State of Mississippi, General Obligation, MS Series A, 4.00%, 6/1/2036	1,000,000	1,008,775
		3,387,753
MISSOURI — 0.7%
City of Kansas City Sanitary Sewer System Revenue, MO Series A, 4.00%, 1/1/2049	3,500,000	3,265,906
Curators of the University of Missouri Revenue, MO Series B, 5.00%, 11/1/2030	5,000,000	5,531,446
Jackson County School District No. R-IV Blue Springs, General Obligation, MO 5.50%, 3/1/2042	1,715,000	1,908,454
Metropolitan St. Louis Sewer District Revenue, MO Series A, 5.00%, 5/1/2028	305,000	318,258
Missouri Highway & Transportation Commission Revenue, MO Series A, 5.00%, 5/1/2032	5,000,000	5,607,890
Missouri State Board of Public Buildings Revenue, MO Series B, 5.00%, 10/1/2027	5,670,000	5,961,786
St. Charles County Francis Howell R-III School District, General Obligation, MO 2.00%, 3/1/2040	1,500,000	1,038,557
		23,632,297
NEBRASKA — 0.4%
Omaha Public Power District Revenue, NE:
Series A, 4.00%, 2/1/2042	3,450,000	3,343,973
Series C, 5.00%, 2/1/2041	1,000,000	1,080,303
Series A, 5.25%, 2/1/2048	5,000,000	5,333,698
Series B, 5.25%, 2/1/2048	1,500,000	1,600,109
Omaha School District, General Obligation, NE 2.00%, 12/15/2042	2,045,000	1,289,449
		12,647,532
Security Description	Principal Amount	Value
NEVADA — 0.7%
County of Clark Department of Aviation Revenue, NV Series A, 5.00%, 7/1/2032	$3,000,000	$3,349,986
County of Clark Revenue, NV 5.00%, 7/1/2026	5,000,000	5,136,116
County of Clark, General Obligation, NV:
Series C, 3.00%, 7/1/2035	800,000	730,212
Series C, 3.00%, 7/1/2039	500,000	422,104
5.00%, 6/1/2026	150,000	153,871
Series A, 5.00%, 6/1/2027	140,000	146,612
Series B, 5.00%, 11/1/2026	180,000	186,250
Las Vegas Valley Water District, General Obligation, NV:
Series A, 4.00%, 6/1/2041	1,550,000	1,517,775
Series A, 4.00%, 6/1/2042	1,230,000	1,190,735
Series A, 5.00%, 6/1/2045	2,205,000	2,330,115
State of Nevada Highway Improvement Revenue, NV 5.00%, 12/1/2026	310,000	317,584
State of Nevada, General Obligation, NV:
Series A, 5.00%, 5/1/2035	4,000,000	4,471,000
Series A, 5.00%, 5/1/2043	4,000,000	4,269,444
		24,221,804
NEW HAMPSHIRE — 0.1%
New Hampshire Health & Education Facilities Authority Act Revenue, NH:
Series B, 3.30%, 6/1/2040 (b)	1,510,000	1,514,157
Build America Mutual Assurance Corp., 5.00%, 7/1/2028 (a)	1,700,000	1,805,316
		3,319,473
NEW JERSEY — 0.5%
Cherry Hill Township School District, General Obligation, NJ 4.00%, 8/1/2037	8,000,000	8,135,623
New Jersey Educational Facilities Authority Revenue, NJ:
Series C, 2.00%, 3/1/2039	500,000	366,700
Series C, 2.00%, 3/1/2041	2,635,000	1,821,093
Series C, 4.00%, 3/1/2033	2,070,000	2,168,694
Series C, 5.00%, 3/1/2030	2,075,000	2,280,679
		14,772,789
NEW MEXICO — 0.3%
New Mexico Finance Authority Revenue, NM Series A, 5.00%, 6/15/2027	3,750,000	3,925,971
State of New Mexico Severance Tax Permanent Fund Revenue, NM:
Series A, 5.00%, 7/1/2025	120,000	120,641
Series A, 5.00%, 7/1/2026	2,600,000	2,672,225

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2031	$1,910,000	$2,107,004
		8,825,841
NEW YORK — 20.0%
Battery Park City Authority Revenue, NY Series B, 5.00%, 11/1/2037	1,030,000	1,157,007
City of New York, General Obligation, NY:
Series B1, 3.00%, 10/1/2041	850,000	679,218
Series D-1, 3.00%, 3/1/2045	1,000,000	753,816
Series A-1, 4.00%, 8/1/2038	2,000,000	1,973,222
Series C, 4.00%, 8/1/2037	1,050,000	1,042,428
Series C, 4.00%, 8/1/2039	2,110,000	2,080,264
Series F1, 4.00%, 3/1/2047	1,000,000	918,898
Series 1, 5.00%, 8/1/2034	1,900,000	2,112,734
Series A, 5.00%, 8/1/2029	1,870,000	2,020,486
Series A, 5.00%, 8/1/2030	8,000,000	8,748,748
Series A, 5.00%, 8/1/2031	5,000,000	5,523,815
Series A, 5.00%, 8/1/2032	2,000,000	2,221,262
Series A, 5.00%, 8/1/2033	2,050,000	2,293,553
Series A, 5.00%, 8/1/2035	1,000,000	1,115,741
Series A-1, 5.00%, 8/1/2026	3,500,000	3,600,131
Series A-1, 5.00%, 9/1/2026	1,520,000	1,566,139
Series A-1, 5.00%, 8/1/2031	7,500,000	8,163,070
Series B-1, 5.00%, 8/1/2029	7,500,000	8,103,552
Series B-1, 5.00%, 8/1/2030	8,290,000	9,065,890
Series B-1, 5.00%, 8/1/2031	6,480,000	7,158,865
Series B-1, 5.00%, 10/1/2031	1,500,000	1,659,935
Series B-1, 5.00%, 8/1/2032	1,825,000	2,026,902
Series B-1, 5.00%, 10/1/2035	1,420,000	1,554,984
Series C, 5.00%, 8/1/2027	10,000,000	10,490,624
Series C, 5.00%, 8/1/2029	8,895,000	9,610,813
Series C, 5.00%, 3/1/2031	1,780,000	1,958,112
Series C-1, 5.00%, 9/1/2040	2,500,000	2,708,666
Series D, 5.00%, 4/1/2030	1,000,000	1,089,352
Series F, 5.00%, 8/1/2032	3,500,000	3,887,209
Series F, 5.00%, 8/1/2033	5,300,000	5,929,672
Series F, 5.00%, 8/1/2034	2,750,000	3,087,482
Series F-1, 5.00%, 8/1/2028	1,095,000	1,168,301
Series L6, 5.00%, 4/1/2031	1,515,000	1,614,169
Series B-1, 5.25%, 10/1/2043	1,500,000	1,599,033
County of Westchester, General Obligation, NY Series A, 2.00%, 10/15/2034	3,000,000	2,424,889
Empire State Development Corp. Revenue, NY:
Series A, 3.00%, 3/15/2040	5,665,000	4,747,485
Series A, 3.00%, 3/15/2041	1,415,000	1,160,142
Series C, 3.00%, 3/15/2048	2,000,000	1,456,362
Series E, 3.00%, 3/15/2047	2,500,000	1,839,229
Series A, 4.00%, 3/15/2044	1,000,000	928,265
Series A, 4.00%, 3/15/2046	3,415,000	3,181,967
Series A, 4.00%, 3/15/2047	2,000,000	1,856,144
Series C, 4.00%, 3/15/2041	1,195,000	1,169,582
Series E, 4.00%, 3/15/2034	1,225,000	1,246,597
Security Description	Principal Amount	Value
Series A, 5.00%, 9/15/2028	$3,000,000	$3,225,203
Series A, 5.00%, 3/15/2042	6,865,000	7,141,968
Series C, 5.00%, 3/15/2029	1,060,000	1,143,878
Series C, 5.00%, 3/15/2030	1,000,000	1,094,010
Series C, 5.00%, 3/15/2032	3,000,000	3,269,561
Series C, 5.00%, 3/15/2047	7,300,000	7,514,626
Hudson Yards Infrastructure Corp. Revenue, NY Series A, 4.00%, 2/15/2044	2,000,000	1,916,360
Metropolitan Transportation Authority Dedicated Tax Fund Revenue, NY:
Series B-1, 5.00%, 11/15/2049	2,000,000	2,085,580
Series B-2, 5.00%, 11/15/2048	3,005,000	3,145,411
Series A, 5.25%, 11/15/2035	250,000	256,140
New York City Municipal Water Finance Authority Revenue, NY:
Series BB-1, 4.00%, 6/15/2045	5,365,000	4,996,576
Series BB2, 4.00%, 6/15/2042	3,085,000	2,982,945
Series DD, 4.13%, 6/15/2046	5,000,000	4,733,217
Series DD, 4.13%, 6/15/2047	5,000,000	4,718,496
Series AA-2, 5.00%, 6/15/2032	1,200,000	1,318,317
Series AA-2, 5.00%, 6/15/2048	1,750,000	1,842,209
Series AA-2, 5.00%, 6/15/2049	3,000,000	3,153,372
Series BB, 5.00%, 6/15/2035	8,325,000	9,340,146
Series BB, 5.00%, 6/15/2036	4,840,000	5,403,572
Series BB, 5.00%, 6/15/2043	11,000,000	11,806,123
Series BB, 5.00%, 6/15/2048	1,665,000	1,756,341
Series CC-2, 5.00%, 6/15/2028	2,000,000	2,070,958
Series CC-3, 5.00%, 6/15/2032	3,000,000	3,320,367
Series CC-SUBSERIES CC-2, 5.00%, 6/15/2033	3,000,000	3,401,990
Series CC-SUBSERIES CC-2, 5.00%, 6/15/2036	3,000,000	3,437,959
Series CC-SUBSERIES CC-2, 5.00%, 6/15/2046	2,000,000	2,104,547
Series DD, 5.00%, 6/15/2029	2,000,000	2,170,311
Series EE, 5.00%, 6/15/2031	1,310,000	1,458,592
New York City Transitional Finance Authority Building Aid Revenue, NY Series S1A, State Aid Withholding, 4.00%, 7/15/2037	5,830,000	5,854,091
New York City Transitional Finance Authority Future Tax Secured Revenue, NY:
Series A, 3.00%, 11/1/2039	1,000,000	845,939
Series B-1, 3.00%, 8/1/2041	1,600,000	1,311,587
Series B-1, 3.00%, 8/1/2048	1,000,000	749,732

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series A-1, 4.00%, 11/1/2037	$1,500,000	$1,501,904
Series A3, 4.00%, 5/1/2042	1,000,000	938,292
Series B-1, 4.00%, 8/1/2045	3,000,000	2,777,317
Series C, 4.00%, 2/1/2027	2,000,000	2,041,706
Series C-1, 4.00%, 5/1/2035	1,270,000	1,291,951
Series C-1, 4.00%, 2/1/2039	1,185,000	1,165,801
Series C-1, 4.00%, 2/1/2040	3,500,000	3,410,406
Series C-1, 4.00%, 5/1/2040	1,145,000	1,116,306
Series C-1, 4.00%, 5/1/2045	1,000,000	926,080
Series D1, 4.00%, 11/1/2040	2,275,000	2,215,559
Series D1, 4.00%, 11/1/2044	7,820,000	7,284,913
Series E1, 4.00%, 2/1/2042	1,220,000	1,162,315
Series 1, 5.00%, 11/1/2028	1,065,000	1,140,968
Series A, 5.00%, 11/1/2032	2,000,000	2,177,974
Series A, 5.00%, 5/1/2035	3,935,000	4,349,704
Series A, 5.00%, 5/1/2036	6,625,000	7,285,500
Series A, 5.00%, 5/1/2038	1,000,000	1,087,856
Series A, 5.00%, 5/1/2045	1,000,000	1,043,216
Series A, 5.00%, 5/1/2047	5,120,000	5,309,417
Series A-1, 5.00%, 11/1/2025	6,740,000	6,826,678
Series B-1, 5.00%, 11/1/2027	4,910,000	5,177,326
Series B-1, 5.00%, 8/1/2035	3,000,000	3,251,586
Series C-1, 5.00%, 11/1/2027	2,150,000	2,267,057
Series D-1, 5.00%, 11/1/2028	1,490,000	1,596,284
Series D-1, 5.00%, 11/1/2034	2,000,000	2,191,055
Series E-1, 5.00%, 11/1/2030	1,705,000	1,870,731
Series E-1, 5.00%, 11/1/2040	2,400,000	2,571,399
Series F-1, 5.00%, 11/1/2025	3,000,000	3,038,581
Series A-1, 5.25%, 8/1/2040	1,135,000	1,228,968
Series D-1, 5.25%, 11/1/2038	1,800,000	1,975,756
Series D-1, 5.25%, 11/1/2042	2,030,000	2,166,224
Series D-1, 5.50%, 11/1/2045	5,000,000	5,392,520
New York City Transitional Finance Authority Revenue, NY:
Series G-1, 4.00%, 5/1/2046	5,000,000	4,627,321
Series A-1, 5.00%, 11/1/2036	3,000,000	3,334,194
Series A-1, 5.00%, 11/1/2037	5,000,000	5,522,122
Series A-1, 5.00%, 11/1/2040	2,500,000	2,705,901
Series B, 5.00%, 5/1/2026	2,250,000	2,303,674
Series C, 5.00%, 5/1/2038	2,400,000	2,621,946
Series C, 5.00%, 5/1/2046	2,000,000	2,088,902
Series D, 5.00%, 5/1/2041	3,505,000	3,762,259
Series D-1, 5.00%, 11/1/2028	4,180,000	4,478,167
Series D-1, 5.00%, 11/1/2036	5,000,000	5,532,405
Series E, 5.00%, 11/1/2035	1,015,000	1,134,540
Series E, 5.00%, 11/1/2040	3,000,000	3,247,081
Series E, 5.00%, 11/1/2041	1,110,000	1,191,472
Series F-1, 5.00%, 11/1/2033	4,000,000	4,487,945
Series F-1, 5.00%, 2/1/2038	4,460,000	4,890,137
Series F-1, 5.00%, 2/1/2046	1,635,000	1,702,684
Series G-1, 5.00%, 11/1/2030	5,000,000	5,486,013
Series G-1, 5.00%, 11/1/2032	3,000,000	3,352,784
Series G-1, 5.00%, 5/1/2039	5,000,000	5,458,578
Series H, 5.00%, 11/1/2035 (c)	1,100,000	1,235,189
Security Description	Principal Amount	Value
Series C, 5.50%, 5/1/2040	$1,250,000	$1,397,935
Series E, 5.50%, 11/1/2049	2,500,000	2,709,413
New York Liberty Development Corp. Revenue, NY:
Series 1, 2.75%, 2/15/2044	3,665,000	2,641,380
Series A, Class 1, 3.00%, 9/15/2043	1,000,000	792,413
Series 1, 4.00%, 2/15/2043	1,500,000	1,400,556
New York Power Authority Revenue, NY:
Series A, Assured Guaranty Municipal Corp., 4.00%, 11/15/2040 (a)	3,795,000	3,825,349
Series A, 5.00%, 11/15/2042	1,000,000	1,100,166
New York State Dormitory Authority Revenue, NY:
Series A, 3.00%, 7/1/2029	315,000	315,129
Series A, 3.00%, 3/15/2041	710,000	598,715
Series A, 3.00%, 3/15/2042	2,000,000	1,654,482
Series A, 3.25%, 2/15/2040	5,000	5,043
Series A, 4.00%, 3/15/2038	5,000,000	5,005,293
Series A, 4.00%, 7/1/2040	2,400,000	2,380,013
Series A, 4.00%, 3/15/2041	5,000,000	4,859,814
Series A, 4.00%, 3/15/2042	1,150,000	1,091,702
Series A, 4.00%, 3/15/2047	2,000,000	1,841,131
Series A, 4.00%, 3/15/2048	3,655,000	3,315,374
Series D, 4.00%, 2/15/2037	3,000,000	3,017,621
Series D, 4.00%, 2/15/2047	1,320,000	1,208,074
Series E, 4.00%, 3/15/2042	1,490,000	1,414,466
Series A, Build America Mutual Assurance Corp., 5.00%, 10/1/2028 (a)	4,625,000	4,958,367
Series A, 5.00%, 3/15/2029	5,155,000	5,597,112
Series A, Assured Guaranty Municipal Corp., State Aid Withholding, 5.00%, 10/1/2029 (a)	2,000,000	2,172,814
Series A, 5.00%, 3/15/2031	4,680,000	5,150,263
Series A, 5.00%, 3/15/2032	3,000,000	3,333,907
Series A, 5.00%, 7/1/2032	125,000	128,298
Series A, Assured Guaranty Municipal Corp., State Aid Withholding, 5.00%, 10/1/2032 (a)	3,500,000	3,924,061
Series A, 5.00%, 3/15/2033	2,000,000	2,239,721
Series A, 5.00%, 3/15/2034	5,000,000	5,621,505
Series A, 5.00%, 3/15/2035	1,000,000	1,106,139
Series A, 5.00%, 3/15/2036	1,000,000	1,098,404
Series A, Assured Guaranty Municipal Corp., State Aid Withholding, 5.00%, 10/1/2036 (a)	2,000,000	2,187,227
Series A, 5.00%, 3/15/2038	5,000,000	5,506,018
Series A, 5.00%, 3/15/2039	1,000,000	1,081,990
Series A, 5.00%, 3/15/2042	2,000,000	2,132,236
Series A, 5.00%, 3/15/2043	1,245,000	1,279,585
Series A, 5.00%, 3/15/2046	1,520,000	1,590,843

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 3/15/2050	$2,075,000	$2,165,397
Series A-1, 5.00%, 3/15/2029	3,000,000	3,253,752
Series A-1, 5.00%, 3/15/2036	3,000,000	3,323,688
Series A-1, 5.00%, 3/15/2045	3,000,000	3,140,845
Series B, 5.00%, 3/15/2031	2,250,000	2,507,120
Series B, 5.00%, 3/15/2046	3,500,000	3,683,513
Series B, 5.00%, 3/15/2049	1,855,000	1,942,707
Series D, 5.00%, 2/15/2030	1,000,000	1,088,978
Series E, 5.00%, 3/15/2031	1,730,000	1,903,836
Series E, 5.00%, 3/15/2032	1,285,000	1,428,023
Series A, 5.25%, 3/15/2048	5,000,000	5,312,233
New York State Environmental Facilities Corp. Revenue, NY:
Series B, 4.00%, 10/15/2045	1,500,000	1,439,220
Series B-SUB, 4.00%, 6/15/2037	1,500,000	1,523,322
Series B, 5.00%, 6/15/2026	5,000,000	5,138,898
New York State Housing Finance Agency Revenue, NY:
Series B-2, VRN, 3.30%, 12/15/2054 (b)	1,415,000	1,411,865
Series B-2, VRN, 3.35%, 12/15/2054 (b)	3,055,000	3,054,525
New York State Thruway Authority Revenue, NY:
Series A1, 3.00%, 3/15/2048	2,000,000	1,502,143
Series A1, 3.00%, 3/15/2049	2,000,000	1,485,581
Series A-1, 4.00%, 3/15/2039	3,000,000	2,976,252
5.00%, 3/15/2041	8,000,000	8,530,793
Series A, 5.00%, 3/15/2029	2,850,000	3,077,737
Series A, 5.00%, 3/15/2039	3,395,000	3,660,487
Series A1, 5.00%, 3/15/2030	1,005,000	1,099,480
Port Authority of New York & New Jersey Revenue, NY:
Series 230, 4.00%, 12/1/2028	2,000,000	2,086,842
Series 240, 5.00%, 7/15/2041	2,000,000	2,162,632
Series 241, 5.00%, 7/15/2040	1,140,000	1,243,423
Series 241, 5.00%, 7/15/2041	1,500,000	1,621,974
Series 243, 5.00%, 12/1/2026	2,000,000	2,078,328
Series 243, 5.00%, 12/1/2033	3,500,000	3,996,582
Series 243, 5.00%, 12/1/2036	1,645,000	1,846,122
Series 244, 5.00%, 7/15/2038	2,310,000	2,581,487
Series 244, 5.00%, 7/15/2045	1,145,000	1,213,936
State of New York, General Obligation, NY:
Series A, 5.00%, 3/15/2032	1,500,000	1,705,479
Series A, 5.00%, 3/15/2034	4,325,000	4,892,905
Triborough Bridge & Tunnel Authority Revenue, NY:
Series C2, Zero Coupon, 5/15/2033	1,575,000	1,154,761
Series A, 4.00%, 11/15/2033	1,395,000	1,469,706
Series D, 4.50%, 5/15/2047	3,000,000	3,007,664
Series A, 5.00%, 11/15/2027	1,500,000	1,587,475
Series A, 5.00%, 11/15/2031	2,675,000	2,977,001
Series A, 5.00%, 5/15/2039	1,300,000	1,426,621
Security Description	Principal Amount	Value
Series A-2, 5.00%, 11/15/2035	$2,750,000	$3,107,724
Series A-2, 5.00%, 11/15/2038	5,315,000	5,874,032
Series B, 5.00%, 5/15/2027	1,250,000	1,309,775
Series B, 5.00%, 11/15/2028	10,865,000	11,625,440
Series B, 5.00%, 11/15/2030	5,255,000	5,782,958
Series B-2, 5.00%, 5/15/2031	4,000,000	4,421,336
Series C, 5.00%, 11/15/2030	1,570,000	1,732,697
Series C, 5.00%, 11/15/2034	3,000,000	3,402,986
Series C, 5.00%, 11/15/2036	1,735,000	1,925,376
Series C, 5.00%, 11/15/2038	3,000,000	3,272,911
Series C, 5.00%, 5/15/2042	1,785,000	1,884,519
Series C, 5.25%, 5/15/2041	2,140,000	2,314,074
Triborough Bridge & Tunnel Authority Sales Tax Revenue, NY Series A, 5.00%, 5/15/2042	2,225,000	2,359,486
Trust for Cultural Resources of The City of New York Revenue, NY Series 1E, 4.00%, 4/1/2030	400,000	406,532
Utility Debt Securitization Authority Revenue, NY:
Series 1, 5.00%, 6/15/2033	1,045,000	1,164,936
Series 1, 5.00%, 12/15/2033	2,000,000	2,240,886
Series 2, 5.00%, 12/15/2038	1,000,000	1,116,547
Series 2, 5.00%, 12/15/2042	1,590,000	1,722,844
Series TE, 5.00%, 12/15/2038	3,000,000	3,299,995
		655,560,489
NORTH CAROLINA — 1.4%
City of Charlotte Airport Revenue, NC Series A, 5.00%, 7/1/2048	2,000,000	2,106,394
City of Charlotte Storm Water Revenue, NC 4.00%, 12/1/2049	1,000,000	938,743
City of Charlotte Water & Sewer System Revenue, NC:
5.00%, 7/1/2034	1,000,000	1,144,251
5.00%, 7/1/2037	2,250,000	2,524,484
5.00%, 7/1/2039	3,500,000	3,866,655
City of Charlotte, Certificate Participation, NC Series B, 5.00%, 6/1/2033	2,000,000	2,254,586
City of Raleigh Combined Enterprise System Revenue, NC 5.00%, 9/1/2031	1,555,000	1,734,297
City of Raleigh Revenue, NC 5.00%, 10/1/2033	3,250,000	3,674,780
County of Alamance, General Obligation, NC 5.00%, 5/1/2025	2,000,000	2,003,427
County of Cabarrus Revenue, NC Series B, 5.00%, 8/1/2031	1,000,000	1,113,038
County of Durham Revenue, NC Series A, 5.00%, 6/1/2043	1,285,000	1,368,630

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
County of Guilford, General Obligation, NC:
5.00%, 3/1/2035	$2,000,000	$2,296,142
5.00%, 3/1/2039	3,000,000	3,335,511
County of Mecklenburg Revenue, NC 5.00%, 2/1/2039	3,000,000	3,303,444
County of Mecklenburg, General Obligation, NC:
5.00%, 9/1/2030	2,000,000	2,207,810
Series B, 5.00%, 2/1/2039	3,000,000	3,347,873
County of Wake, General Obligation, NC Series A, 5.00%, 2/1/2030	1,500,000	1,643,769
State of North Carolina Revenue, NC 5.00%, 3/1/2028	2,000,000	2,119,315
State of North Carolina, General Obligation, NC Series A, 5.00%, 6/1/2029	1,000,000	1,085,178
Water & Sewer Authority of Cabarrus County Revenue, NC 4.00%, 6/1/2049	4,000,000	3,707,221
		45,775,548
NORTH DAKOTA — 0.0% (d)
North Dakota Public Finance Authority Revenue, ND Series A, 5.00%, 10/1/2040	1,000,000	1,097,245
OHIO — 1.9%
City of Columbus, General Obligation, OH:
Series 1, 5.00%, 2/15/2028	2,500,000	2,653,573
Series A, 5.00%, 8/15/2028	2,500,000	2,678,766
Cuyahoga Community College District, General Obligation, OH:
5.00%, 12/1/2027	400,000	409,869
5.00%, 12/1/2037	600,000	609,747
Ohio State University Revenue, OH:
Series B, 5.00%, 12/1/2033	3,750,000	4,212,498
Series C, 5.25%, 12/1/2046	5,000,000	5,366,099
Ohio Turnpike & Infrastructure Commission Revenue, OH Series A, 5.00%, 2/15/2046	5,000,000	5,205,365
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OH:
Series B, 3.00%, 12/1/2033	2,415,000	2,275,694
Series A, 5.00%, 12/1/2041	1,800,000	1,957,013
Series B, 5.00%, 12/1/2026	3,000,000	3,112,117
Series B, 5.00%, 12/1/2036	2,000,000	2,235,835
Series C, 5.00%, 6/1/2030	1,750,000	1,921,350
Series C, 5.00%, 12/1/2033	2,665,000	3,017,943
Security Description	Principal Amount	Value
Olentangy Local School District, General Obligation, OH Series A, 4.00%, 12/1/2026	$2,440,000	$2,491,653
State of Ohio Revenue, OH:
Series 2022-1, 5.00%, 12/15/2033	1,000,000	1,085,317
Series C, 5.00%, 12/1/2028	230,000	237,597
State of Ohio, General Obligation, OH:
Series A, 5.00%, 5/1/2042	5,000,000	5,376,298
Series B, 5.00%, 8/1/2026	4,000,000	4,122,053
Series B, 5.00%, 11/1/2034	5,000,000	5,710,091
Toledo Lucas County Public Library, General Obligation, OH Series A, 5.00%, 12/1/2047 (c)	5,000,000	5,221,753
University of Cincinnati Revenue, OH Series A, 5.25%, 6/1/2049	2,000,000	2,118,062
		62,018,693
OKLAHOMA — 0.6%
Creek County Educational Facilities Authority Revenue, OK Build America Mutual Assurance Corp., 4.00%, 9/1/2044 (a)	3,905,000	3,705,317
Oklahoma Capitol Improvement Authority Revenue, OK Series A, 5.00%, 7/1/2030	1,000,000	1,093,980
Oklahoma County Independent School District No. 89 Oklahoma City, General Obligation, OK Series A, 3.00%, 7/1/2027	5,000,000	5,007,350
Oklahoma Industries Authority Revenue, OK 5.00%, 4/1/2034	1,000,000	1,115,460
Oklahoma Turnpike Authority Revenue, OK:
Series A, 5.00%, 1/1/2035	3,000,000	3,396,444
Series A, 5.00%, 1/1/2043	2,605,000	2,791,021
Oklahoma Water Resources Board Revenue, OK 5.00%, 4/1/2049	1,100,000	1,163,034
		18,272,606
OREGON — 1.2%
City of Portland Sewer System Revenue, OR:
Series A, 3.00%, 3/1/2035	770,000	713,807
Series A, 5.00%, 10/1/2034	1,000,000	1,138,092
Series A, 5.00%, 12/1/2037	2,225,000	2,447,332
Series A, 5.00%, 10/1/2039	1,500,000	1,658,077
Series A, 5.00%, 12/1/2040	5,000,000	5,410,876

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Hillsboro School District No. 1J, General Obligation, OR School Bond Guaranty, 4.00%, 6/15/2036	$1,020,000	$1,037,100
Oregon State Lottery Revenue, OR Series A, 5.00%, 4/1/2043	2,100,000	2,246,599
Portland Community College District, General Obligation, OR:
5.00%, 6/15/2029	500,000	512,010
5.00%, 6/15/2032	500,000	510,755
Salem-Keizer School District No. 24J, General Obligation, OR:
Series A, School Bond Guaranty, Zero Coupon, 6/15/2039	1,995,000	1,025,835
Series A, School Bond Guaranty, Zero Coupon, 6/15/2040	2,850,000	1,371,500
State of Oregon Department of Transportation Revenue, OR:
5.00%, 5/15/2036	2,250,000	2,514,049
Series A, 5.00%, 11/15/2034	3,000,000	3,426,582
Series A, 5.00%, 11/15/2042	7,500,000	8,021,392
State of Oregon, General Obligation, OR:
Series A, 5.00%, 5/1/2040	2,500,000	2,708,670
Series A, 5.00%, 5/1/2039	2,625,000	2,857,565
Washington & Multnomah Counties School District No. 48J Beaverton, General Obligation, OR:
Series A, School Bond Guaranty, Zero Coupon, 6/15/2039	1,955,000	1,016,491
Series A, School Bond Guaranty, Zero Coupon, 6/15/2041	2,500,000	1,145,014
Series A, School Bond Guaranty, Zero Coupon, 6/15/2042	2,000,000	863,775
		40,625,521
PENNSYLVANIA — 2.0%
Allegheny County Sanitary Authority Revenue, PA:
5.25%, 6/1/2039	1,545,000	1,691,733
5.75%, 6/1/2047	2,695,000	2,967,773
Commonwealth of Pennsylvania, General Obligation, PA:
Series 2020-1, 2.00%, 5/1/2039	1,475,000	1,068,372
Series 1ST, 4.00%, 5/15/2033	6,955,000	7,235,764
Series BID, 4.00%, 8/15/2044	5,000,000	4,793,229
5.00%, 10/1/2027	3,000,000	3,159,744
5.00%, 10/1/2036	2,000,000	2,188,187
Series 1ST, 5.00%, 8/15/2033	5,000,000	5,640,584
Security Description	Principal Amount	Value
Series FIRST, 5.00%, 9/1/2028	$3,750,000	$4,011,982
County of Montgomery, General Obligation, PA:
5.00%, 7/1/2036	1,805,000	1,980,962
Series A, 5.00%, 10/1/2035	2,500,000	2,738,167
Lehigh County Authority Revenue, PA Build America Mutual Assurance Corp., 5.00%, 12/1/2039 (a)	2,000,000	2,177,976
Pennsylvania Economic Development Financing Authority Revenue, PA 5.00%, 8/1/2049	2,525,000	2,644,153
Pennsylvania Higher Educational Facilities Authority Revenue, PA:
Series A, 5.00%, 2/15/2035	2,025,000	2,331,958
Series AT-1, 5.00%, 6/15/2025	100,000	100,415
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, PA Series A, 5.00%, 12/1/2046	625,000	648,870
Pennsylvania Turnpike Commission Revenue, PA:
Series C, 4.00%, 12/1/2040	1,400,000	1,382,678
Series 1ST, 5.00%, 12/1/2040	1,500,000	1,627,783
Series A, 5.00%, 12/1/2041	2,000,000	2,141,907
Series A, 5.00%, 12/1/2042	2,250,000	2,395,249
Series B, 5.00%, 12/1/2046	3,035,000	3,143,309
Series C, 5.00%, 12/1/2045	3,500,000	3,699,941
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue, PA Series A, 5.00%, 2/15/2034	5,000,000	5,655,674
		65,426,410
RHODE ISLAND — 0.2%
State of Rhode Island, General Obligation, RI:
Series A, 5.00%, 12/1/2034	3,600,000	4,025,342
Series A, 5.00%, 12/1/2035	1,000,000	1,112,750
		5,138,092
SOUTH CAROLINA — 0.3%
City of Charleston Waterworks & Sewer System Revenue, SC:
Series A, 5.00%, 1/1/2042	1,390,000	1,517,407
Series A, 5.00%, 1/1/2045	3,000,000	3,229,590
Lancaster County Public Facilities Corp. Revenue, SC 5.00%, 6/1/2042	1,250,000	1,302,891
Lexington County School District No. 2, General Obligation, SC 3.00%, 3/1/2038	125,000	109,996

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Richland County School District No. 2, General Obligation, SC Series A, 5.00%, 3/1/2036	$10,000	$10,967
South Carolina Transportation Infrastructure Bank Revenue, SC Series B, 5.00%, 10/1/2025	5,000,000	5,054,516
		11,225,367
TENNESSEE — 0.8%
County of Shelby, General Obligation, TN Series B, 4.00%, 4/1/2039	2,000,000	1,993,236
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, TN 5.00%, 10/1/2035	1,125,000	1,267,668
Metropolitan Government of Nashville & Davidson County Electric Revenue, TN Series A, 5.00%, 5/15/2035	1,000,000	1,128,906
Metropolitan Government of Nashville & Davidson County, General Obligation, TN:
Series B, 4.00%, 1/1/2027	5,000,000	5,105,688
Series B, 5.00%, 1/1/2035	2,500,000	2,810,908
New Memphis Arena Public Building Authority Revenue, TN:
Zero Coupon, 4/1/2027 (e)	1,325,000	1,268,401
Zero Coupon, 4/1/2032	1,500,000	1,098,939
Zero Coupon, 4/1/2034	3,300,000	2,183,346
Zero Coupon, 4/1/2035	760,000	476,405
Zero Coupon, 4/1/2041	2,015,000	886,661
State of Tennessee, General Obligation, TN:
Series A, 5.00%, 5/1/2026	4,000,000	4,098,446
Series A, 5.00%, 5/1/2027	4,000,000	4,185,148
		26,503,752
TEXAS — 13.5%
Alamo Community College District, General Obligation, TX:
5.00%, 8/15/2026	125,000	128,864
5.00%, 2/15/2027	1,885,000	1,959,415
Aldine Independent School District, General Obligation, TX Series B, Permanent School Fund, 4.00%, 2/15/2049 (a)	4,000,000	3,738,324
Austin Independent School District, General Obligation, TX:
Permanent School Fund, 1.88%, 8/1/2038 (a)	1,450,000	1,037,848
Permanent School Fund, 5.00%, 8/1/2033 (a)	1,880,000	2,117,382
Security Description	Principal Amount	Value
Permanent School Fund, 5.00%, 8/1/2041 (a)	$2,500,000	$2,673,702
Barbers Hill Independent School District, General Obligation, TX Permanent School Fund, 4.00%, 2/15/2049 (a)	2,500,000	2,343,034
Bexar County Hospital District, General Obligation, TX 5.00%, 2/15/2032	2,000,000	2,194,439
Board of Regents of the University of Texas System Revenue, TX:
Series A, 3.50%, 8/15/2050	2,000,000	1,660,886
Series A, 5.00%, 8/15/2029	2,125,000	2,308,786
Series A, 5.00%, 8/15/2030	1,500,000	1,651,866
Series A, 5.00%, 8/15/2031	4,000,000	4,456,913
Series A, 5.00%, 8/15/2032	1,000,000	1,125,448
Series A, 5.00%, 8/15/2043	3,800,000	4,016,609
Series E, 5.00%, 8/15/2026	140,000	144,294
Series E, 5.00%, 8/15/2027	100,000	105,117
Cedar Hill Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/15/2036 (a)	2,000,000	2,229,463
Permanent School Fund, 5.00%, 2/15/2037 (a)	2,895,000	3,201,864
Celina Independent School District, General Obligation, TX Permanent School Fund, 4.00%, 2/15/2049 (a)	2,000,000	1,868,829
City of Austin Electric Utility Revenue, TX:
5.00%, 11/15/2028	1,785,000	1,907,491
5.00%, 11/15/2046	4,885,000	5,129,483
City of Austin Water & Wastewater System Revenue, TX:
5.00%, 11/15/2027	1,490,000	1,570,567
5.00%, 11/15/2029	1,400,000	1,519,480
Series C, 5.00%, 11/15/2045	3,000,000	3,105,739
City of Austin, General Obligation, TX:
5.00%, 9/1/2032	2,370,000	2,656,248
5.00%, 9/1/2033	2,000,000	2,258,346
5.00%, 9/1/2035	1,000,000	1,116,918
5.00%, 9/1/2039	2,000,000	2,159,106
City of Celina, General Obligation, TX 4.13%, 9/1/2048	5,220,000	4,898,667
City of Dallas Waterworks & Sewer System Revenue, TX:
Series C, 3.00%, 10/1/2046	5,110,000	3,996,829
4.00%, 10/1/2049	1,370,000	1,263,287
City of Dallas, General Obligation, TX:
5.00%, 2/15/2029	3,300,000	3,542,349

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 2/15/2030	$1,430,000	$1,553,578
Series B, 5.00%, 2/15/2028	1,590,000	1,682,555
City of Denton, General Obligation, TX 5.00%, 2/15/2038	1,500,000	1,633,592
City of El Paso Water & Sewer Revenue, TX Series A, 4.00%, 3/1/2041	6,500,000	6,175,853
City of Garland Electric Utility System Revenue, TX Assured Guaranty Corp., 5.00%, 3/1/2050 (a)	2,350,000	2,436,754
City of Houston Combined Utility System Revenue, TX:
Series C, 3.00%, 11/15/2047	1,770,000	1,332,457
Series A, 5.00%, 11/15/2032	1,270,000	1,411,287
Series A, 5.00%, 11/15/2033	1,000,000	1,081,020
Series A, 5.00%, 11/15/2034	5,000,000	5,586,344
Series B, 5.00%, 11/15/2026	300,000	310,612
City of Houston, General Obligation, TX:
Series A, 5.25%, 3/1/2042	1,750,000	1,876,797
Series A, 5.25%, 3/1/2043	1,850,000	1,977,026
City of New Braunfels Utility System Revenue, TX 3.00%, 7/1/2045	885,000	681,384
City of San Antonio Electric & Gas Systems Revenue, TX:
1.75%, 2/1/2049 (b)	545,000	537,945
3.00%, 2/1/2037	2,040,000	1,787,818
5.00%, 2/1/2038	1,915,000	2,039,966
Series A, 5.00%, 2/1/2033	1,000,000	1,081,950
Series A, 5.00%, 2/1/2040	1,385,000	1,479,513
Series B, 5.00%, 2/1/2033	1,000,000	1,113,541
Series B, 5.00%, 2/1/2040	2,000,000	2,136,481
Series C, 5.00%, 2/1/2032	2,500,000	2,768,130
Series C, 5.00%, 2/1/2033	2,000,000	2,227,082
Series C, 5.00%, 2/1/2034	2,000,000	2,235,281
Series C, 5.00%, 2/1/2040	1,000,000	1,068,240
City of San Antonio, General Obligation, TX:
4.00%, 8/1/2036	2,790,000	2,812,344
5.00%, 2/1/2026	3,800,000	3,871,375
5.00%, 2/1/2027	6,005,000	6,250,460
Clear Creek Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2036 (a)	3,000,000	3,344,195
Clifton Higher Education Finance Corp. Revenue, TX:
Permanent School Fund, 5.00%, 8/15/2033 (a)	1,465,000	1,604,524
Permanent School Fund, 5.00%, 8/15/2034 (a)	2,500,000	2,724,673
Security Description	Principal Amount	Value
Collin County Community College District, General Obligation, TX:
Series A, 4.00%, 8/15/2037	$1,905,000	$1,912,401
Series A, 5.00%, 8/15/2029	1,865,000	2,012,593
Comal Independent School District, General Obligation, TX Permanent School Fund, 3.00%, 2/15/2039 (a)	2,000,000	1,754,339
Community Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2048 (a)	4,775,000	4,970,764
Conroe Independent School District, General Obligation, TX:
Series A, Permanent School Fund, 3.00%, 2/15/2041 (a)	500,000	412,893
Permanent School Fund, 4.00%, 2/15/2049 (a)	1,500,000	1,403,969
Permanent School Fund, 4.00%, 2/15/2050 (a)	5,000,000	4,670,724
Permanent School Fund, 5.00%, 2/15/2032 (a)	1,000,000	1,113,486
Permanent School Fund, 5.00%, 2/15/2033 (a)	1,500,000	1,683,938
Permanent School Fund, 5.00%, 2/15/2036 (a)	2,000,000	2,251,195
County of Collin, General Obligation, TX:
5.00%, 2/15/2031	4,000,000	4,412,819
5.00%, 2/15/2032	3,000,000	3,338,292
County of Ector, General Obligation, TX 5.00%, 2/15/2033	1,000,000	1,101,356
County of Harris Revenue, TX Series A, 5.00%, 8/15/2026	185,000	190,642
County of Harris Toll Road Revenue, TX Series A, 4.00%, 8/15/2049	1,130,000	1,039,054
County of Harris, General Obligation, TX:
4.00%, 9/15/2049	2,120,000	1,954,567
5.00%, 9/15/2038	2,000,000	2,193,693
Series A, 5.00%, 9/15/2031	2,000,000	2,211,654
County of Travis, General Obligation, TX 5.00%, 3/1/2036	1,500,000	1,672,357
County of Williamson, General Obligation, TX 5.00%, 2/15/2032	1,230,000	1,311,327
Cypress-Fairbanks Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/15/2030 (a)	2,000,000	2,178,605
Permanent School Fund, 5.00%, 2/15/2035 (a)	2,000,000	2,270,238

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series A, Permanent School Fund, 5.00%, 2/15/2030 (a)	$1,480,000	$1,612,168
Series A, Permanent School Fund, 5.00%, 2/15/2036 (a)	2,000,000	2,206,968
Series A, Permanent School Fund, 5.00%, 2/15/2039 (a)	2,000,000	2,158,679
Dallas College, General Obligation, TX:
5.00%, 2/15/2029	1,235,000	1,328,039
5.00%, 2/15/2035	2,000,000	2,009,030
Dallas Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/15/2027 (a)	1,000,000	1,041,711
Permanent School Fund, 5.00%, 2/15/2038 (a)	5,475,000	5,920,171
Permanent School Fund, 5.00%, 2/15/2039 (a)	2,000,000	2,158,679
Series B, Permanent School Fund, 5.00%, 2/15/2044 (a)	1,000,000	1,059,570
Series C, Permanent School Fund, 5.00%, 2/15/2034 (a)	3,000,000	3,390,186
Del Valle Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 6/15/2032 (a)	2,760,000	3,039,828
Permanent School Fund, 5.00%, 6/15/2036 (a)	2,655,000	2,873,255
Denton Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 8/15/2034 (a)	3,500,000	3,910,182
Permanent School Fund, 5.00%, 8/15/2035 (a)	1,750,000	1,944,792
Dickinson Independent School District, General Obligation, TX Permanent School Fund, 2.00%, 2/15/2046 (a)	1,000,000	606,107
Dripping Springs Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2032 (a)	4,500,000	5,010,687
Forney Independent School District, General Obligation, TX Series B, Permanent School Fund, 5.00%, 8/15/2035 (a)	2,700,000	2,925,110
Fort Bend Independent School District, General Obligation, TX Series B, Permanent School Fund, 4.00%, 8/1/2054 (a) (b)	3,335,000	3,388,933
Security Description	Principal Amount	Value
Fort Worth Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/15/2044 (a)	$1,440,000	$1,526,876
Series A, Permanent School Fund, 5.00%, 2/15/2029 (a)	2,400,000	2,579,990
Frisco Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2038 (a)	2,850,000	3,131,069
Galena Park Independent School District, General Obligation, TX Permanent School Fund, 3.00%, 8/15/2049 (a)	1,000,000	773,327
Garland Independent School District, General Obligation, TX:
Series A, Permanent School Fund, 5.00%, 2/15/2040 (a)	1,000,000	1,076,670
Series A, Permanent School Fund, 5.00%, 2/15/2041 (a)	1,000,000	1,069,785
Goose Creek Consolidated Independent School District, General Obligation, TX Permanent School Fund, 2.13%, 2/15/2045 (a)	1,000,000	635,481
Grand Parkway Transportation Corp. Revenue, TX 5.00%, 10/1/2052 (b)	2,000,000	2,096,003
Greater Texoma Utility Authority Revenue, TX Series A, Build America Mutual Assurance Corp., 5.00%, 10/1/2049 (a)	1,780,000	1,838,291
Harris County Flood Control District, General Obligation, TX:
Series A, 4.00%, 9/15/2041	2,000,000	1,910,749
Series A, 5.00%, 10/1/2026	1,375,000	1,420,756
Series A, 5.00%, 9/15/2040	3,335,000	3,601,175
Hays Consolidated Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/15/2029 (a)	1,400,000	1,506,057
Permanent School Fund, 5.00%, 2/15/2048 (a)	6,950,000	7,203,853
Houston Independent School District, General Obligation, TX:
Series A, Permanent School Fund, 5.00%, 2/15/2034 (a)	2,000,000	2,260,124
Series A, Permanent School Fund, 5.00%, 2/15/2036 (a)	1,620,000	1,827,799

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Humble Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2027 (a)	$5,000,000	$5,195,528
Hurst-Euless-Bedford Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 8/15/2032 (a)	5,000,000	5,584,690
Series A, 5.00%, 8/15/2028	140,000	146,260
Irving Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2040 (a)	1,000,000	1,068,484
Judson Independent School District, General Obligation, TX Permanent School Fund, 4.00%, 2/1/2049 (a)	3,000,000	2,800,081
Katy Independent School District, General Obligation, TX:
Permanent School Fund, 4.00%, 2/15/2045 (a)	1,520,000	1,422,865
Permanent School Fund, 5.00%, 2/15/2028 (a)	4,125,000	4,372,273
Permanent School Fund, 5.00%, 2/15/2033 (a)	2,000,000	2,245,251
Lamar Consolidated Independent School District, General Obligation, TX:
5.00%, 2/15/2035	1,065,000	1,171,011
Series A, Permanent School Fund, 5.00%, 2/15/2036 (a)	2,750,000	3,065,512
Series A, Permanent School Fund, 5.00%, 2/15/2037 (a)	2,500,000	2,764,995
Leander Independent School District, General Obligation, TX Series A, Permanent School Fund, Zero Coupon, 8/16/2044 (a)	25,000	11,618
Lewisville Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 8/15/2032 (a)	2,750,000	3,079,244
Liberty Hill Independent School District, General Obligation, TX Permanent School Fund, 3.00%, 2/1/2039 (a)	2,425,000	2,071,402
Longview Independent School District, General Obligation, TX Permanent School Fund, 4.00%, 2/15/2049 (a)	2,000,000	1,868,829
Melissa Independent School District, General Obligation, TX Permanent School Fund, 4.00%, 2/1/2049 (a)	1,340,000	1,242,961
Security Description	Principal Amount	Value
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, TX Series A, 5.00%, 11/1/2029	$300,000	$309,430
Midland Independent School District, General Obligation, TX Permanent School Fund, 4.00%, 2/15/2041 (a)	3,255,000	3,154,723
Montgomery Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 2/15/2032 (a)	1,445,000	1,608,987
North Texas Municipal Water District Water System Revenue, TX Series A, 3.00%, 9/1/2032	5,085,000	4,864,301
North Texas Tollway Authority Revenue, TX:
Series A, 4.00%, 1/1/2039	1,800,000	1,756,943
Series A, 5.00%, 1/1/2027	5,100,000	5,289,565
Series A, 5.00%, 1/1/2033	335,000	374,771
Series A, 5.00%, 1/1/2034	1,775,000	1,984,807
Series A, 5.00%, 1/1/2041	1,000,000	1,070,912
Northwest Independent School District, General Obligation, TX:
Series A, Permanent School Fund, 5.00%, 2/15/2035 (a)	2,500,000	2,780,106
Series A, Permanent School Fund, 5.00%, 2/15/2049 (a)	2,000,000	2,079,383
Pasadena Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2048 (a)	1,000,000	1,040,845
Permanent University Fund - University of Texas System Revenue, TX:
Series A, 4.00%, 7/1/2049	5,000,000	4,707,905
Series A, 5.00%, 7/1/2040	1,770,000	1,905,876
Plano Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/15/2030 (a)	3,500,000	3,812,558
Permanent School Fund, 5.00%, 2/15/2033 (a)	2,500,000	2,806,564
Port Authority of Houston of Harris County Texas Revenue, TX:
4.00%, 10/1/2046	3,000,000	2,757,218
5.00%, 10/1/2029	1,775,000	1,917,242
5.00%, 10/1/2030	1,000,000	1,091,283
Prosper Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/15/2033 (a)	1,000,000	1,122,626

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Permanent School Fund, 5.00%, 2/15/2043 (a)	$2,205,000	$2,348,289
Rockwall Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 2/15/2047 (a)	1,450,000	1,497,676
Round Rock Independent School District, General Obligation, TX:
5.00%, 8/1/2026	150,000	154,249
Series A, Permanent School Fund, 5.00%, 8/1/2044 (a) (b)	1,500,000	1,615,723
Series B, Permanent School Fund, 5.00%, 8/1/2035 (a)	3,000,000	3,411,281
Sabine-Neches Navigation District, General Obligation, TX 4.63%, 2/15/2047	5,715,000	5,719,654
San Antonio Independent School District, General Obligation, TX Permanent School Fund, 4.00%, 8/15/2034 (a)	1,095,000	1,114,051
San Antonio Water System Revenue, TX:
Series A, 5.00%, 5/15/2035	3,760,000	4,210,560
Series B, 5.00%, 5/15/2037	1,750,000	1,933,381
Southwest Independent School District, General Obligation, TX Permanent School Fund, 3.00%, 2/1/2039 (a)	1,000,000	855,353
State of Texas, General Obligation, TX 5.00%, 10/1/2032	3,335,000	3,740,689
Tarrant County College District, General Obligation, TX:
2.00%, 8/15/2036	1,700,000	1,328,248
5.00%, 8/15/2037	1,455,000	1,587,751
Tarrant County Hospital District, General Obligation, TX:
4.00%, 8/15/2043	2,850,000	2,673,392
5.25%, 8/15/2048	2,000,000	2,090,290
Tarrant Regional Water District Revenue, TX Series A, 2.00%, 9/1/2044	750,000	466,881
Tarrant Regional Water District Water Supply System Revenue, TX 5.00%, 3/1/2034	2,000,000	2,255,854
Texas A&M University Revenue, TX:
Series A, 3.00%, 5/15/2038	1,000,000	866,986
Series A, 5.00%, 5/15/2032	1,000,000	1,122,226
Series A, 5.00%, 5/15/2033	3,000,000	3,394,984
Texas Department of Transportation State Highway Fund Revenue, TX Series A, 5.00%, 10/1/2026	275,000	284,211
Security Description	Principal Amount	Value
Texas State University System Revenue, TX:
4.00%, 3/15/2049	$1,500,000	$1,366,584
5.00%, 3/15/2032	2,175,000	2,406,883
Series A, 5.00%, 3/15/2029	140,000	145,167
Texas Tech University System Revenue, TX Series A, 5.00%, 2/15/2033	5,000,000	5,613,822
Texas Transportation Commission, General Obligation, TX 5.00%, 4/1/2035	3,505,000	3,907,870
Texas Water Development Board Revenue, TX:
3.00%, 10/15/2037	5,025,000	4,458,992
3.00%, 8/1/2040	3,000,000	2,552,299
Series A, 4.00%, 10/15/2042	1,000,000	966,635
Series A, 4.70%, 10/15/2041	1,430,000	1,483,505
5.00%, 4/15/2026	135,000	138,163
5.00%, 10/15/2030	1,390,000	1,528,590
5.00%, 8/1/2032	2,200,000	2,423,160
5.00%, 10/15/2032	2,435,000	2,721,627
Series A, 5.00%, 10/15/2028	2,500,000	2,679,756
Series A, 5.00%, 10/15/2029	2,500,000	2,717,082
Series A, 5.00%, 10/15/2030	3,000,000	3,299,115
Series A, 5.00%, 4/15/2032	2,000,000	2,226,447
Tomball Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2033 (a)	2,000,000	2,245,251
Trinity River Authority Central Regional Wastewater System Revenue, TX:
5.00%, 8/1/2025	335,000	337,445
5.00%, 8/1/2042	2,000,000	2,147,608
University of Houston Revenue, TX:
Series A, 3.00%, 2/15/2039	500,000	418,225
Series A, 3.00%, 2/15/2041	500,000	404,117
University of North Texas System Revenue, TX Series A, 5.00%, 4/15/2030	120,000	124,327
Via Metropolitan Transit Revenue, TX 5.00%, 7/15/2025	180,000	181,066
		441,725,890
UTAH — 0.8%
Central Utah Water Conservancy District Revenue, UT Series D, 4.00%, 10/1/2038	1,070,000	1,059,467
City of Salt Lake City Public Utilities Revenue, UT 5.00%, 2/1/2045	780,000	834,822
Intermountain Power Agency Revenue, UT:
Series A, 5.00%, 7/1/2033	2,380,000	2,563,210

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2034	$1,135,000	$1,227,451
Series A, 5.00%, 7/1/2045	1,580,000	1,633,228
Series A, 5.25%, 7/1/2045	5,000,000	5,284,288
Jordan Valley Water Conservancy District Revenue, UT Series A, 5.00%, 10/1/2049	3,835,000	4,007,507
University of Utah Revenue, UT Series A, 4.00%, 8/1/2043	1,300,000	1,242,362
Utah Telecommunication Open Infrastructure Agency Revenue, UT 5.25%, 6/1/2037	1,010,000	1,106,308
Utah Transit Authority Revenue, UT:
5.00%, 6/15/2038	3,000,000	3,332,950
5.00%, 6/15/2039	1,000,000	1,107,035
5.00%, 12/15/2042	1,300,000	1,396,200
		24,794,828
VERMONT — 0.1%
City of Burlington, General Obligation, VT Series A, 5.00%, 11/1/2043	2,000,000	2,135,267
VIRGINIA — 1.8%
City of Alexandria, General Obligation, VA:
State Aid Withholding, 4.00%, 12/15/2048	4,000,000	3,823,806
State Aid Withholding, 5.00%, 12/15/2040	2,700,000	2,955,829
Commonwealth of Virginia, General Obligation, VA Series B, 5.00%, 6/1/2027	3,125,000	3,275,058
County of Arlington, General Obligation, VA Series A, State Aid Withholding, 4.00%, 8/1/2038	3,190,000	3,229,133
County of Fairfax, General Obligation, VA:
Series A, State Aid Withholding, 4.00%, 10/1/2026	3,000,000	3,057,072
Series A, State Aid Withholding, 4.00%, 10/1/2037	5,000,000	4,950,486
Hampton Roads Sanitation District Revenue, VA Series B, 5.00%, 7/1/2045	1,000,000	1,060,525
Loudoun County Economic Development Authority Revenue, VA:
Series A, 2.00%, 12/1/2038	2,000,000	1,450,441
Series A, 4.00%, 12/1/2031	4,950,000	5,125,135
Virginia College Building Authority Revenue, VA:
Series A, 4.00%, 2/1/2037	3,390,000	3,397,055
Series A, 4.00%, 2/1/2044	5,000,000	4,774,141
Security Description	Principal Amount	Value
Series A, 5.00%, 2/1/2031	$1,425,000	$1,576,448
Series A, 5.00%, 2/1/2037	1,660,000	1,824,717
Virginia Commonwealth Transportation Board Revenue, VA 5.00%, 5/15/2033	3,430,000	3,880,829
Virginia Commonwealth University Revenue, VA Series A, 5.00%, 11/1/2033	3,000,000	3,247,370
Virginia Public Building Authority Revenue, VA:
Series A, 4.00%, 8/1/2040	5,000	5,230
Series A, 4.00%, 8/1/2042	3,000,000	2,889,169
Series A, 5.00%, 8/1/2026	1,650,000	1,699,030
Series A, 5.00%, 8/1/2036	3,030,000	3,400,517
Series A, 5.00%, 8/1/2045	3,750,000	4,006,296
Virginia Public School Authority Revenue, VA State Aid Withholding, 5.00%, 8/1/2025	175,000	176,274
		59,804,561
WASHINGTON — 4.7%
Central Puget Sound Regional Transit Authority Revenue, WA:
Series S-1, 4.00%, 11/1/2041	2,665,000	2,609,605
Series S-1, 4.00%, 11/1/2046	1,080,000	998,246
Series S-1, 5.00%, 11/1/2027	1,095,000	1,154,027
City of Seattle Municipal Light & Power Revenue, WA:
Series A, 4.00%, 7/1/2047	1,320,000	1,240,002
5.00%, 7/1/2027	1,495,000	1,567,483
City of Seattle Water System Revenue, WA 5.00%, 8/1/2030	1,000,000	1,098,675
City of Seattle, General Obligation, WA Series A, 5.00%, 12/1/2029	2,000,000	2,183,980
County of King Sewer Revenue, WA:
Series B, 0.88%, 1/1/2042 (b)	1,830,000	1,788,392
Series A, 5.00%, 1/1/2038	3,000,000	3,324,000
County of King, General Obligation, WA Series A, 5.00%, 7/1/2028	3,000,000	3,203,197
Energy Northwest Revenue, WA:
Series A, 4.00%, 7/1/2042	1,000,000	942,870
Series A, 5.00%, 7/1/2025	385,000	386,961
Series A, 5.00%, 7/1/2033	2,300,000	2,557,692
Series A, 5.00%, 7/1/2039	3,120,000	3,393,129
Series A, 5.00%, 7/1/2040	7,960,000	8,478,576
Series B, 5.00%, 7/1/2032	3,000,000	3,360,294
Franklin County School District No. 1 Pasco, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2030	535,000	561,193

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
King & Snohomish Counties School District No. 417 Northshore, General Obligation, WA:
School Bond Guaranty, 4.00%, 12/1/2032	$1,000,000	$1,045,063
School Bond Guaranty, 4.00%, 12/1/2033	1,500,000	1,566,702
King County School District No. 401 Highline, General Obligation, WA:
School Bond Guaranty, 5.00%, 12/1/2040	3,000,000	3,228,699
School Bond Guaranty, 5.00%, 12/1/2041	4,000,000	4,277,341
School Bond Guaranty, 5.00%, 12/1/2043	2,500,000	2,690,562
King County School District No. 403 Renton, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2038	1,330,000	1,447,396
King County School District No. 405 Bellevue, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2029	300,000	309,793
King County School District No. 411 Issaquah, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2031	100,000	104,817
Kitsap County School District No. 100-C Bremerton, General Obligation, WA Series C, School Bond Guaranty, 5.00%, 12/1/2043	750,000	794,280
North Thurston Public Schools, General Obligation, WA School Bond Guaranty, 4.00%, 12/1/2034	1,045,000	1,066,876
Pierce County School District No. 403 Bethel, General Obligation, WA:
School Bond Guaranty, 5.00%, 12/1/2042	2,585,000	2,780,974
School Bond Guaranty, 5.00%, 12/1/2043	1,000,000	1,070,032
Port of Seattle, General Obligation, WA Series A, 5.00%, 6/1/2029	1,000,000	1,080,809
State of Washington, General Obligation, WA:
Series R-2022C, 4.00%, 7/1/2026	2,000,000	2,031,900
Series R-2022C, 4.00%, 7/1/2036	1,000,000	1,021,083
5.00%, 6/1/2030	1,240,000	1,359,544
Security Description	Principal Amount	Value
Series 2024-A, 5.00%, 8/1/2029	$3,000,000	$3,252,652
Series 2025A, 5.00%, 8/1/2035	5,000,000	5,620,155
Series A, 5.00%, 8/1/2027	110,000	115,519
Series A, 5.00%, 8/1/2028	2,835,000	3,031,107
Series A, 5.00%, 8/1/2040	1,595,000	1,679,009
Series A-1, 5.00%, 8/1/2033	2,155,000	2,400,982
Series A-3, 5.00%, 8/1/2044	14,000,000	14,721,855
Series C, 5.00%, 2/1/2041	1,000,000	1,077,152
Series C, 5.00%, 2/1/2045	5,000,000	5,279,715
Series C, 5.00%, 2/1/2046	3,105,000	3,283,252
Series D, 5.00%, 6/1/2033	2,695,000	3,040,553
Series E, 5.00%, 6/1/2045	3,000,000	3,123,992
Series F, 5.00%, 6/1/2039	3,225,000	3,445,339
Series F, 5.00%, 6/1/2044	3,190,000	3,331,380
Series R-2023A, 5.00%, 8/1/2030	1,050,000	1,153,608
Series R-2023A, 5.00%, 8/1/2036	2,500,000	2,767,876
Series R-2024A, 5.00%, 2/1/2028	6,000,000	6,360,589
Series R-2024C, 5.00%, 8/1/2038	5,000,000	5,515,798
Series R-2025A, 5.00%, 7/1/2031	3,000,000	3,330,983
Series R-2025B, 5.00%, 7/1/2030	2,000,000	2,195,084
Series R-2025B, 5.00%, 7/1/2031	4,500,000	4,996,475
Series R-2025B, 5.00%, 7/1/2033	1,000,000	1,128,883
Series R-2025C, 5.00%, 7/1/2028	2,300,000	2,455,784
University of Washington Revenue, WA:
Series A, 5.00%, 4/1/2037	2,000,000	2,227,555
Series B, 5.00%, 7/1/2041	3,750,000	4,044,299
		154,303,789
WEST VIRGINIA — 0.1%
State of West Virginia, General Obligation, WV Series A, 5.00%, 6/1/2026	130,000	133,272
West Virginia Parkways Authority Revenue, WV 5.00%, 6/1/2047	3,510,000	3,654,127
		3,787,399
WISCONSIN — 1.3%
City of Madison, General Obligation, WI Series A, 4.00%, 10/1/2032	5,925,000	6,144,782
Public Finance Authority Revenue, WI Series 1, Class A, VRN, 4.00%, 8/1/2059 (b)	1,000,000	994,932

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Racine Unified School District, General Obligation, WI:
Assured Guaranty Corp., 4.00%, 4/1/2045 (a) (c)	$3,250,000	$3,016,181
Build America Mutual Assurance Corp., 5.00%, 4/1/2039 (a)	1,015,000	1,082,703
State of Wisconsin, General Obligation, WI:
Series A, 4.00%, 5/1/2038	1,300,000	1,299,383
Series A, 4.00%, 5/1/2040	2,000,000	1,969,149
5.00%, 5/1/2025	85,000	85,154
5.00%, 11/1/2028	205,000	213,855
Series 1, 5.00%, 5/1/2035	2,500,000	2,840,626
Series 2025-2, 5.00%, 5/1/2038	5,500,000	6,124,678
Series 4, 5.00%, 5/1/2036	6,000,000	6,606,833
Series B, 5.00%, 5/1/2026	5,900,000	6,047,759
Series B, 5.00%, 5/1/2028	3,000,000	3,198,878
Wisconsin Department of Transportation Revenue, WI:
Series A, 3.00%, 7/1/2041	805,000	684,491
Series 1, 5.00%, 7/1/2027	1,000,000	1,048,881
		41,358,285
TOTAL MUNICIPAL BONDS & NOTES (Cost $3,253,493,684)		3,198,351,826
	Shares
SHORT-TERM INVESTMENT — 2.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (f) (g) (Cost $65,610,647)	65,610,647	65,610,647
TOTAL INVESTMENTS — 99.6% (Cost $3,319,104,331)		3,263,962,473
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		13,540,114
NET ASSETS — 100.0%		$3,277,502,587

(a)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	5.6%
Build America Mutual Assurance Corp.	1.0%
Assured Guaranty Municipal Corp.	0.9%
Assured Guaranty Corp.	0.3%
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	When-issued security.
(d)	Amount is less than 0.05% of net assets.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2025. Maturity date shown is the final maturity.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2025.
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$3,198,351,826	$—	$3,198,351,826
Short-Term Investment	65,610,647	—	—	65,610,647
TOTAL INVESTMENTS	$65,610,647	$3,198,351,826	$—	$3,263,962,473
See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	18,308,625	$18,308,625	$877,585,801	$830,283,779	$—	$—	65,610,647	$65,610,647	$1,273,365
See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.4%
ALABAMA — 2.2%
Alabama Special Care Facilities Financing Authority-Birmingham Revenue, AL Series 2015-1, 5.75%, 6/1/2045	$1,635,000	$1,499,286
Black Belt Energy Gas District Revenue, AL:
Series A, VRN, 4.00%, 12/1/2052 (a)	5,000,000	4,966,228
Series A, 5.25%, 5/1/2055 (a)	1,110,000	1,187,084
County of Jefferson Sewer Revenue, AL:
5.00%, 10/1/2039	3,285,000	3,489,358
5.25%, 10/1/2040	3,620,000	3,881,591
5.25%, 10/1/2049	5,000,000	5,155,759
Health Care Authority of the City of Huntsville Revenue, AL Series B1, 4.00%, 6/1/2039	500,000	491,349
Homewood Educational Building Authority Revenue, AL:
Series A, 5.50%, 10/1/2049	3,000,000	3,109,352
Series A, 5.50%, 10/1/2054	1,450,000	1,492,498
Series C, 5.50%, 10/1/2049	1,000,000	1,036,451
Series C, 5.50%, 10/1/2054	1,375,000	1,415,300
Hoover Industrial Development Board Revenue, AL:
AMT, 5.75%, 10/1/2049	2,440,000	2,540,610
AMT, VRN, 6.38%, 11/1/2050 (a)	785,000	879,039
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue, AL:
Series A, 3.00%, 2/1/2029	105,000	101,316
Series A, 3.00%, 2/1/2030	200,000	190,848
Jefferson County Board of Education, Special Tax Revenue, AL 4.00%, 2/1/2042	525,000	485,331
Lower Alabama Gas District Revenue, AL Series A, 5.00%, 9/1/2029	1,715,000	1,795,727
Mobile County Industrial Development Authority Revenue, AL Series 2024B, AMT, 4.75%, 12/1/2054	5,280,000	4,987,248
Southeast Alabama Gas Supply District Revenue, AL 5.00%, 6/1/2049 (a)	3,000,000	3,143,435
Southeast Energy Authority A Cooperative District Revenue, AL:
Series A, 5.00%, 11/1/2035	5,000,000	5,159,833
Security Description	Principal Amount	Value
Series A, VRN, 5.25%, 1/1/2054 (a)	$2,000,000	$2,104,830
Spring Hill College Educational Building Authority of Mobile Revenue, AL 5.88%, 4/15/2045	1,600,000	1,162,796
Tuscaloosa County Industrial Development Authority Revenue, AL Series A, 5.25%, 5/1/2044 (b)	10,665,000	10,772,907
		61,048,176
ALASKA — 0.0% (c)
Northern Tobacco Securitization Corp. Revenue, AK:
Series B2, Class 2, Zero Coupon, 6/1/2066	800,000	106,019
Series A, Class 1, 4.00%, 6/1/2050	1,200,000	1,033,811
		1,139,830
AMERICAN SAMOA — 0.0% (c)
American Samoa Economic Development Authority Revenue, AS Series A, 6.63%, 9/1/2035	1,000,000	1,010,240
ARIZONA — 2.3%
Arizona Industrial Development Authority Revenue, AZ:
Series 2019-2, Class A, 3.63%, 5/20/2033	797,217	749,762
Series A, 4.00%, 7/15/2030 (b)	110,000	109,169
Series A, 4.00%, 7/1/2032	1,000,000	963,323
Series A, 4.00%, 12/15/2041 (b)	105,000	92,404
Series A, 4.00%, 12/15/2051 (b)	165,000	132,237
Series B, 4.00%, 7/1/2061	2,610,000	2,141,469
Series A, 4.75%, 7/1/2029 (b)	125,000	125,812
5.00%, 6/1/2031 (b)	310,000	311,084
5.00%, 7/1/2039 (b)	365,000	365,576
5.00%, 7/1/2049 (b)	1,000,000	964,040
5.00%, 7/1/2054 (b)	500,000	453,839
Series A, 5.00%, 7/1/2049 (b)	500,000	470,287
Series A, 5.00%, 7/15/2049	500,000	463,376
Series A, 5.00%, 7/1/2051 (b)	2,000,000	1,781,541
Series A, 5.00%, 7/1/2054 (b)	500,000	461,889
Series B, 5.00%, 3/1/2037 (b)	75,000	74,442
Series B, 5.00%, 3/1/2042 (b)	70,000	66,974
Series D, 5.00%, 7/1/2051 (b)	185,000	179,309
Series G, 5.00%, 7/1/2047 (b)	100,000	98,614
Series A2, 5.13%, 1/1/2059	655,000	598,052
Series B, 5.13%, 1/1/2059	898,117	699,913
Series B, 5.35%, 10/1/2028 (a) (b) (d)	2,230,000	2,091,378

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series A, 6.38%, 6/1/2039 (b) (e)	$1,000,000	$700,000
Chandler Industrial Development Authority Revenue, AZ:
AMT, 4.10%, 12/1/2037 (a)	5,000,000	5,005,672
Series 2022-2, AMT, 5.00%, 9/1/2052 (a)	2,000,000	2,048,594
Glendale Industrial Development Authority Revenue, AZ:
5.00%, 11/15/2045	1,070,000	888,570
Series A, 5.00%, 5/15/2056	500,000	451,179
5.25%, 11/15/2046	1,010,000	870,397
Industrial Development Authority of the City of Phoenix Arizona Revenue, AZ:
4.00%, 10/1/2041	30,000	27,689
Series A, 4.00%, 12/1/2051 (b)	5,000,000	3,501,804
5.00%, 7/1/2045 (b)	4,285,000	4,246,443
Series A, 5.00%, 7/1/2041 (b)	5,685,000	5,639,444
Industrial Development Authority of the County of Pima Revenue, AZ:
Series 2022, 4.00%, 6/15/2041 (b)	2,500,000	2,184,817
Series A, 4.00%, 4/1/2046	650,000	594,873
5.00%, 6/15/2034 (b)	100,000	100,043
5.25%, 7/1/2036 (e)	315,000	220,500
6.75%, 2/1/2050 (b)	310,000	316,936
Maricopa County Industrial Development Authority Revenue, AZ:
AMT, 4.00%, 10/15/2047 (b)	2,080,000	1,772,385
Series A, 6.00%, 7/1/2052 (b)	1,000,000	1,018,970
Series A, 6.25%, 7/1/2053 (b)	1,900,000	1,905,700
Series A, 6.50%, 7/1/2054 (b)	2,500,000	2,566,931
Maricopa County Pollution Control Corp. Revenue, AZ:
Series 2000-B, 2.40%, 6/1/2035	500,000	398,982
Series A, 3.60%, 2/1/2040	600,000	531,138
Salt Verde Financial Corp. Revenue, AZ:
5.00%, 12/1/2032	4,000,000	4,227,974
5.25%, 12/1/2027	265,000	275,448
5.25%, 12/1/2028	105,000	110,247
Sierra Vista Industrial Development Authority Revenue, AZ:
5.00%, 6/15/2054 (b)	1,000,000	950,247
5.00%, 6/15/2064 (b)	4,950,000	4,601,724
5.75%, 6/15/2053 (b)	1,000,000	1,023,095
Tempe Industrial Development Authority Revenue, AZ:
Series A, 4.00%, 12/1/2038	1,260,000	1,178,002
Series A, 4.00%, 12/1/2046	1,005,000	874,789
Series B, 4.00%, 12/1/2056	2,135,000	1,738,824
Security Description	Principal Amount	Value
Series A, 6.13%, 10/1/2052 (b)	$500,000	$316,260
		63,682,167
ARKANSAS — 1.1%
Arkansas Development Finance Authority Revenue, AR:
AMT, 4.50%, 9/1/2049 (b)	10,830,000	10,305,096
AMT, 5.45%, 9/1/2052	6,270,000	6,420,696
AMT, 5.70%, 5/1/2053	2,910,000	3,022,287
Series A, AMT, 6.88%, 7/1/2048 (b)	7,500,000	8,181,536
Series B, AMT, 7.38%, 7/1/2048 (b)	1,250,000	1,378,043
County of Baxter Revenue, AR Series A, 3.00%, 9/1/2028	100,000	94,769
		29,402,427
CALIFORNIA — 13.3%
Alameda Corridor Transportation Authority Revenue, CA Series A, Assured Guaranty Municipal Corp., Zero Coupon, 10/1/2051 (d) (f)	1,930,000	1,083,599
Antelope Valley Healthcare District Revenue, CA:
Series A, 5.00%, 3/1/2026	165,000	165,419
Series A, 5.00%, 3/1/2041	665,000	608,180
Brentwood Infrastructure Financing Authority, Special Assessment, CA Series B, 4.00%, 9/2/2030	145,000	144,421
California Community Choice Financing Authority Revenue, CA:
Series A-1, 5.00%, 5/1/2054 (a)	3,000,000	3,190,436
Series B-1, 5.00%, 7/1/2053 (a)	1,340,000	1,402,604
Series G, VRN, 5.00%, 11/1/2055 (a)	3,000,000	3,141,259
Series C, 5.25%, 1/1/2054 (a)	2,000,000	2,089,868
Series D, 5.50%, 5/1/2054 (a)	5,000,000	5,263,560
California Community Housing Agency Revenue, CA:
Series A-1, 3.00%, 8/1/2056 (b)	2,415,000	1,715,340
Series A-1, 3.00%, 2/1/2057 (b)	3,500,000	2,196,956
Series A, 4.00%, 2/1/2056 (b)	1,915,000	1,234,343
Series A-1, 4.00%, 2/1/2056 (b)	9,500,000	8,024,543
Series A-2, 4.00%, 8/1/2047 (b)	1,270,000	1,013,185
Series A-2, 4.00%, 2/1/2050 (b)	2,000,000	1,538,373
Series A-2, 4.00%, 8/1/2051 (b)	2,000,000	943,476

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 8/1/2049 (b)	$2,500,000	$2,306,004
Series A, 5.00%, 2/1/2050 (b)	5,000,000	3,656,783
Series A, 5.00%, 8/1/2050 (b)	965,000	987,962
California County Tobacco Securitization Agency Revenue, CA:
Series A, Zero Coupon, 6/1/2046	10,000,000	2,403,547
Series B-2, Zero Coupon, 6/1/2055	1,230,000	235,190
Series C, Zero Coupon, 6/1/2057	5,000,000	807,331
Series A, 4.00%, 6/1/2049	1,000,000	881,032
Series B-1, 5.00%, 6/1/2049	610,000	610,508
California Health Facilities Financing Authority Revenue, CA:
Series A, 4.00%, 3/1/2039	340,000	328,428
Series A, 4.00%, 11/15/2042	1,750,000	1,690,119
Series A, 4.00%, 4/1/2045	3,935,000	3,608,706
Series A, 4.00%, 8/15/2049	475,000	391,532
Series A, 5.00%, 12/1/2039	2,500,000	2,593,714
Series A, 5.00%, 8/15/2047	1,000,000	990,334
California Housing Finance Agency Revenue, CA:
Series 2, Class A, 4.00%, 3/20/2033	7,813,696	7,815,306
Series 1, Class A, 4.38%, 9/20/2036	2,595,236	2,571,086
California Infrastructure & Economic Development Bank Revenue, CA Series A, AMT, 9.50%, 1/1/2065 (a) (b)	28,450,000	28,433,027
California Municipal Finance Authority Revenue, CA:
Build America Mutual Assurance Corp., 3.00%, 5/15/2051 (f)	1,250,000	943,692
Series A-P3, AMT, Assured Guaranty Municipal Corp., 3.25%, 12/31/2032 (f)	625,000	581,200
Series A-P3, AMT, Assured Guaranty Municipal Corp., 3.50%, 12/31/2035 (f)	3,810,000	3,487,386
AMT, 4.00%, 7/15/2029	4,955,000	4,904,146
Build America Mutual Assurance Corp., 4.00%, 5/15/2041 (f)	355,000	344,612
Build America Mutual Assurance Corp., 4.00%, 5/15/2046 (f)	1,000,000	951,955
Series A-P3, AMT, 4.00%, 12/31/2047	2,000,000	1,752,281
5.00%, 5/15/2052	500,000	496,327
Series A, 5.00%, 7/1/2034	280,000	285,453
Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2039 (b)	$150,000	$148,266
Series A, 5.00%, 7/1/2047	185,000	185,890
Series A, 5.00%, 7/1/2049 (b)	1,250,000	1,218,418
Series A-P3, AMT, 5.00%, 6/30/2027	205,000	210,191
Series A-P3, AMT, 5.00%, 6/30/2028	100,000	103,462
Series A-P3, AMT, 5.00%, 12/31/2031	2,300,000	2,362,221
Series A-P3, AMT, 5.00%, 12/31/2043	500,000	501,102
Series A-P3, AMT, 5.00%, 12/31/2047	600,000	591,969
Series B, AMT, 5.00%, 6/1/2048	600,000	590,373
5.25%, 1/1/2045	1,000,000	783,587
Series A, 5.25%, 11/1/2041	1,000,000	1,000,009
Series A, 5.90%, 6/15/2044 (b)	460,000	490,423
Series A, 6.20%, 6/15/2054 (b)	600,000	639,557
California Municipal Finance Authority, Special Tax Revenue, CA:
5.00%, 9/1/2044	750,000	769,590
5.00%, 9/1/2049	1,250,000	1,270,809
5.00%, 9/1/2052	2,000,000	2,033,414
5.00%, 9/1/2054	1,375,000	1,388,769
California Pollution Control Financing Authority Revenue, CA:
Series A3, AMT, 4.30%, 7/1/2040	665,000	665,424
AMT, 5.00%, 11/21/2045 (b)	500,000	497,942
California Public Finance Authority Revenue, CA:
5.00%, 10/15/2037	500,000	503,587
Series A, 5.00%, 11/15/2046 (b)	900,000	858,449
Series A, 5.00%, 11/15/2051 (b)	600,000	554,441
Series A, 5.00%, 11/15/2056 (b)	415,000	378,770
Series A, 6.38%, 6/1/2059 (b)	2,000,000	1,869,712
Series A, 6.50%, 6/1/2054 (b)	6,930,000	6,655,702
California School Finance Authority Revenue, CA:
Series A, 4.00%, 6/1/2061 (b)	2,000,000	1,558,118
5.00%, 6/1/2054 (b)	250,000	232,360
Series A, 5.00%, 8/1/2032 (b)	675,000	699,036
Series A, 5.00%, 7/1/2042 (b)	2,215,000	2,221,349
Series A, 5.00%, 7/1/2047 (b)	250,000	250,063
Series A, 5.00%, 6/1/2050 (b)	605,000	528,598
Series A, 5.00%, 6/1/2054 (b)	1,900,000	1,824,665
Series A, 5.00%, 6/1/2058 (b)	3,355,000	3,107,328
Series A, 5.00%, 7/1/2058 (b)	1,000,000	961,541

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 6/1/2059 (b)	$3,895,000	$3,284,818
Series A, 5.75%, 6/1/2053 (b)	2,000,000	2,001,374
Series A, 6.25%, 6/1/2042 (b)	1,120,000	1,174,962
Series A, 6.38%, 6/1/2052 (b)	1,250,000	1,302,766
California Statewide Communities Development Authority Revenue, CA:
Series A, 1.75%, 9/1/2029	800,000	710,053
Build America Mutual Assurance Corp., 3.00%, 5/15/2054 (f)	3,500,000	2,504,119
Series A, 3.00%, 8/15/2036	205,000	182,038
Series A, 3.00%, 4/1/2037	835,000	740,590
Series A, 3.50%, 11/1/2027 (b)	2,070,000	2,027,897
Series A, 4.00%, 4/1/2042	130,000	121,223
4.25%, 1/1/2043	480,000	466,926
5.00%, 5/15/2033	240,000	243,393
Series A, 5.00%, 12/1/2025 (b)	2,700,000	2,716,909
Series A, 5.00%, 12/1/2028 (b)	100,000	101,553
Series A, 5.00%, 6/1/2036 (b)	2,210,000	2,218,386
Series A, 5.00%, 11/1/2041 (b)	1,000,000	990,415
Series A, 5.00%, 12/1/2041 (b)	5,000,000	5,015,597
Series A, 5.00%, 12/1/2046 (b)	1,000,000	989,734
Series A, 5.00%, 3/1/2048	2,800,000	2,802,934
Series A, 5.00%, 5/15/2050	1,565,000	1,572,703
5.25%, 7/1/2039 (b)	2,000,000	2,028,406
Series A, 5.25%, 12/1/2034	1,940,000	1,941,161
Series A, 5.25%, 8/15/2037	605,000	618,182
Series A, 5.25%, 12/1/2038 (b)	1,475,000	1,514,118
Series A, 5.25%, 12/1/2043 (b)	875,000	889,945
Series A, 5.25%, 12/1/2044	8,045,000	8,047,186
Series A, 5.25%, 12/1/2048 (b)	705,000	714,850
Series A, 5.25%, 12/1/2056 (b)	1,500,000	1,501,494
Series A, 5.50%, 7/1/2039 (e)	2,416	2,271
Series A, 5.50%, 12/1/2054	2,500,000	2,500,703
Series A, 5.75%, 7/1/2030 (e)	2,066	1,942
Series A, 5.75%, 7/1/2035 (e)	218	206
California Statewide Communities Development Authority, Special Assessment, CA:
Series C, 4.00%, 9/2/2050	990,000	853,410
Series A, 5.00%, 9/2/2039	945,000	969,466
California Statewide Communities Development Authority, Special Tax Revenue, CA 5.50%, 9/1/2052	1,335,000	1,386,802
California Statewide Financing Authority Revenue, CA Zero Coupon, 6/1/2055 (b)	15,750,000	794,603
Security Description	Principal Amount	Value
Capistrano Unified School District Community Facilities District, Special Tax Revenue, CA National Public Finance Guarantee Corp., Zero Coupon, 9/1/2032 (f)	$400,000	$296,698
City & County of San Francisco Community Facilities District No., Special Tax Revenue, CA Series 2021, 4.00%, 9/1/2046	1,710,000	1,493,778
City & County of San Francisco Special Tax District No., Special Tax Revenue, CA Series A, 5.75%, 9/1/2050 (b)	850,000	893,873
City of Dublin, Special Tax Revenue, CA:
4.00%, 9/1/2045	990,000	893,674
4.00%, 9/1/2051	335,000	289,638
City of Fontana, Special Tax Revenue, CA 5.00%, 9/1/2044	1,000,000	1,031,509
City of Irvine, Special Tax Revenue, CA 4.00%, 9/1/2049	1,000,000	872,895
City of Oroville Revenue, CA 5.25%, 4/1/2049	1,000,000	795,806
City of Roseville, Special Tax Revenue, CA:
5.00%, 9/1/2031	955,000	968,659
5.00%, 9/1/2044	255,000	255,070
5.00%, 9/1/2047 (b)	1,000,000	1,007,431
Series 2024, 5.00%, 9/1/2049	1,125,000	1,146,293
CMFA Special Finance Agency I Revenue, CA Series A-2, 4.00%, 4/1/2056 (b)	5,130,000	3,864,251
CMFA Special Finance Agency Revenue, CA Series A-1, 4.00%, 8/1/2056 (b)	2,000,000	1,708,562
CMFA Special Finance Agency VII Revenue, CA:
Series A1, 3.00%, 8/1/2056 (b)	3,500,000	2,390,990
Series A-2, 4.00%, 8/1/2047 (b)	710,000	601,767
CMFA Special Finance Agency VIII Revenue, CA Series A-1, 3.00%, 8/1/2056 (b)	4,500,000	3,036,658
CMFA Special Finance Agency XII Revenue, CA Series A-1, 3.25%, 2/1/2057 (b)	3,500,000	2,522,094
Compton Public Finance Authority Revenue, CA 4.50%, 9/1/2032 (b)	1,000,000	999,974

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
County of Sacramento, Special Tax Revenue, CA:
5.00%, 9/1/2040	$990,000	$996,271
5.00%, 9/1/2042	1,000,000	1,023,596
5.00%, 9/1/2045	100,000	100,390
CSCDA Community Improvement Authority Revenue, CA:
Zero Coupon, 9/1/2062 (b) (d)	1,645,000	1,055,762
Series A-1, 2.80%, 3/1/2047 (b)	935,000	719,575
Series A, 3.00%, 9/1/2056 (b)	1,375,000	942,167
Series A-1, 3.00%, 6/1/2047 (b)	8,000,000	5,564,746
Series A-2, 3.00%, 12/1/2056 (b)	1,900,000	1,295,318
Series A-2, 3.00%, 3/1/2057 (b)	2,245,000	1,530,949
Series A1, 3.10%, 7/1/2045 (b)	5,000,000	4,180,822
Series A-2, 3.13%, 7/1/2056 (b)	5,000,000	3,333,172
Series A-2, 3.13%, 8/1/2056 (b)	1,500,000	1,127,317
Series A2, 3.25%, 5/1/2057 (b)	5,000,000	3,411,762
Series A-2, 3.25%, 7/1/2056 (b)	500,000	344,517
Series A-1, 3.50%, 10/1/2046 (b)	1,655,000	1,342,757
Series A, 4.00%, 8/1/2056 (b)	2,895,000	2,552,984
Series A, 4.00%, 10/1/2056 (b)	3,470,000	2,829,953
Series A-2, 4.00%, 7/1/2056 (b)	6,870,000	5,336,177
Series A-2, 4.00%, 9/1/2056 (b)	2,000,000	1,494,677
Series A-2, 4.00%, 10/1/2056 (b)	1,500,000	1,150,999
Series B, 4.00%, 12/1/2059 (b)	1,535,000	972,681
Series A-2, 4.30%, 7/1/2059 (b)	5,000,000	4,068,272
Series A, 5.00%, 1/1/2054 (b)	1,000,000	840,578
Elk Grove Finance Authority, Special Tax Revenue, CA 5.00%, 9/1/2046	800,000	804,251
Foothill-Eastern Transportation Corridor Agency Revenue, CA Series B-1, 3.95%, 1/15/2053	3,130,000	2,784,329
Golden State Tobacco Securitization Corp. Revenue, CA:
Series B-2, Zero Coupon, 6/1/2066	91,200,000	9,782,267
Series A-1, 5.00%, 6/1/2051	390,000	394,602
Security Description	Principal Amount	Value
Inland Empire Tobacco Securitization Corp. Revenue, CA:
Zero Coupon, 6/1/2057	$34,000,000	$2,676,759
Zero Coupon, 6/1/2057 (b)	15,000,000	936,888
Series C-1, Zero Coupon, 6/1/2036	3,500,000	1,630,327
Series C-2, Zero Coupon, 6/1/2047	9,410,000	1,847,734
Lake Elsinore Public Financing Authority, Special Tax Revenue, CA 5.00%, 9/1/2035	920,000	922,381
Long Beach Bond Finance Authority Revenue, CA:
Series A, 5.00%, 11/15/2029	100,000	104,717
Series A, 5.50%, 11/15/2030	270,000	290,993
Long Beach Bond Finance Authority, Special Obligation, CA Series C, American Municipal Bond Assurance Corp., 5.50%, 8/1/2031 (f)	345,000	376,825
Manteca Unified School District, Special Tax Revenue, CA Series A, 5.00%, 9/1/2054	4,255,000	4,300,813
Mountain House Community Facilities District, Special Tax Revenue, CA:
5.00%, 9/1/2045	1,000,000	1,011,239
5.00%, 9/1/2050	1,000,000	1,007,374
5.00%, 9/1/2055	1,900,000	1,906,274
M-S-R Energy Authority Revenue, CA:
Series C, 6.13%, 11/1/2029	220,000	233,252
Series A, 6.50%, 11/1/2039	775,000	931,873
Series B, 6.50%, 11/1/2039	2,000,000	2,404,833
Series B, 7.00%, 11/1/2034	2,825,000	3,403,720
Norman Y Mineta San Jose International Airport SJC Revenue, CA Series A, AMT, 5.00%, 3/1/2032	500,000	531,226
Orange County Community Facilities District, Special Tax Revenue, CA:
Series A, 5.00%, 8/15/2042	500,000	507,716
Series A, 5.00%, 8/15/2046	550,000	552,970
Series A, 5.50%, 8/15/2048	1,550,000	1,637,279
Series A, 5.50%, 8/15/2053	2,000,000	2,099,314
Pajaro Valley Health Care District, General Obligation, CA Series A, 5.00%, 9/1/2054	2,040,000	1,920,764
Palomar Health Revenue, CA:
5.00%, 11/1/2036	500,000	435,496
5.00%, 11/1/2042	2,000,000	1,566,058

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Rancho Mirage Community Facilities District, Special Tax Revenue, CA:
Series A, 5.00%, 9/1/2044	$1,000,000	$1,016,962
Series A, 5.00%, 9/1/2049	500,000	506,053
River Islands Public Financing Authority, Special Tax Revenue, CA:
4.00%, 9/1/2051	4,080,000	3,442,303
5.00%, 9/1/2048	1,260,000	1,256,753
Series B-2, 5.00%, 9/1/2052	1,245,000	1,219,533
Series B-2, 5.25%, 9/1/2047	1,330,000	1,353,674
Riverside County Transportation Commission Revenue, CA Series B1, 3.00%, 6/1/2049	6,210,000	4,710,952
San Diego County Regional Airport Authority Revenue, CA Series A, 4.00%, 7/1/2046	1,100,000	1,046,118
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, CA:
Series 2020-A, AMT, 4.00%, 5/1/2039	2,485,000	2,410,021
Series A, AMT, 5.00%, 5/1/2035	560,000	589,866
Series A, AMT, 5.00%, 5/1/2036	770,000	807,803
Series E, AMT, 5.00%, 5/1/2045	600,000	605,932
San Joaquin Hills Transportation Corridor Agency Revenue, CA:
Series A, 4.00%, 1/15/2044	5,518,000	5,275,956
Series B, 5.25%, 1/15/2044	3,480,000	3,480,957
Silicon Valley Tobacco Securitization Authority Revenue, CA:
Series A, Zero Coupon, 6/1/2036	7,000,000	3,801,230
Series C, Zero Coupon, 6/1/2056	5,250,000	533,936
Southern California Public Power Authority Revenue, CA Series A, 5.00%, 11/1/2033	790,000	834,987
Sulphur Springs Union School District, Special Tax Revenue, CA:
5.00%, 9/1/2043	75,000	75,962
Series A, 5.00%, 9/1/2044	1,900,000	1,936,560
Tejon Ranch Public Facilities Finance Authority, Special Tax Revenue, CA Series 2024-A, 5.00%, 9/1/2054	3,165,000	3,177,698
Temecula Public Financing Authority, Special Tax Revenue, CA 6.25%, 9/1/2047 (b)	100,000	103,245
Security Description	Principal Amount	Value
Tobacco Securitization Authority of Southern California Revenue, CA:
Zero Coupon, 6/1/2046	$5,950,000	$1,465,678
Series A, Class 1, 5.00%, 6/1/2035	500,000	521,269
Series B-1, Class 2, 5.00%, 6/1/2048	2,045,000	2,006,344
Tracy Community Facilities District, Special Tax Revenue, CA 5.00%, 9/1/2038	2,315,000	2,359,452
Tustin Community Facilities District, Special Tax Revenue, CA Series A, 5.00%, 9/1/2037	105,000	105,301
Washington Township Health Care District Revenue, CA:
Series A, 5.75%, 7/1/2048	480,000	509,527
Series A, 5.75%, 7/1/2053	245,000	257,957
		364,100,858
COLORADO — 3.7%
Aerotropolis Regional Transportation Authority Revenue, CO:
4.38%, 12/1/2052	2,000,000	1,731,527
5.00%, 12/1/2051	1,930,000	1,860,880
5.75%, 12/1/2054 (b)	1,000,000	1,031,208
Berthoud-Heritage Metropolitan District No. 1 Revenue, CO 5.63%, 12/1/2048	1,500,000	1,474,171
Broadway Park North Metropolitan District No. 2, General Obligation, CO:
5.00%, 12/1/2040 (b)	500,000	476,383
5.00%, 12/1/2049 (b)	1,300,000	1,206,075
Buffalo Highlands Metropolitan District, General Obligation, CO Series A, 5.25%, 12/1/2038	966,000	951,198
Centerra Metropolitan District No. 1 Revenue, CO 6.50%, 12/1/2053	500,000	509,687
Centerra Metropolitan District No. 1, General Obligation, CO Series A, 5.00%, 12/1/2051	2,405,000	2,193,657
Centerra Metropolitan District No. 1, Special Obligation, CO 5.00%, 12/1/2029 (b)	1,432,000	1,433,430
City & County of Denver Airport System Revenue, CO:
Series A, AMT, 5.00%, 12/1/2029	525,000	548,938
Series A, AMT, 5.00%, 12/1/2043	2,500,000	2,511,196

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
City & County of Denver Revenue, CO AMT, 5.00%, 10/1/2032	$3,585,000	$3,585,813
Clear Creek Transit Metropolitan District No. 2, General Obligation, CO Series A, 5.00%, 12/1/2050	1,000,000	743,316
Colorado Crossing Metropolitan District No. 2, General Obligation, CO Series A-1, 5.00%, 12/1/2047	1,000,000	951,850
Colorado Educational & Cultural Facilities Authority Revenue, CO:
4.13%, 11/15/2044	225,000	196,751
5.00%, 10/1/2039 (b)	1,595,000	1,595,227
5.00%, 10/1/2049 (b)	540,000	515,117
Colorado Health Facilities Authority Revenue, CO:
Series A-1, 4.00%, 8/1/2039	2,000,000	1,906,480
Series A-2, 4.00%, 8/1/2049	510,000	450,238
5.00%, 1/1/2031	105,000	105,473
5.00%, 1/1/2037	2,750,000	2,755,915
5.00%, 1/1/2038	200,000	201,710
5.00%, 12/1/2054 (b)	1,250,000	881,250
Series B-1, 5.00%, 7/1/2057 (a) (d)	1,042,165	797,384
Series A, 5.30%, 7/1/2037	100,000	83,791
Colorado High Performance Transportation Enterprise Revenue, CO 5.00%, 12/31/2056	1,685,000	1,639,106
Colorado International Center Metropolitan District No. 14, General Obligation, CO 5.88%, 12/1/2046	500,000	500,108
Crowfoot Valley Ranch Metropolitan District No. 2, General Obligation, CO Series B, 6.13%, 12/15/2054	1,000,000	983,003
Dawson Trails Metropolitan District No. 1, General Obligation, CO Zero Coupon, 12/1/2031	6,530,000	3,797,297
Denver Health & Hospital Authority Revenue, CO:
Series A, 4.00%, 12/1/2039	500,000	458,454
Series A, 5.00%, 12/1/2039	40,000	39,731
Series A, 5.25%, 12/1/2045	370,000	370,038
Denver Urban Renewal Authority, Special Obligation, CO Series A, 5.25%, 12/1/2039 (b)	100,000	98,478
E-470 Public Highway Authority Revenue, CO Series B, National Public Finance Guarantee Corp., Zero Coupon, 9/1/2037 (f)	475,000	257,150
Security Description	Principal Amount	Value
Fiddlers Business Improvement District, General Obligation, CO 5.55%, 12/1/2047 (b)	$400,000	$407,172
Foothills Metropolitan District, Special Assessment, CO 6.00%, 12/1/2038	1,500,000	1,440,552
Fourth North Business Improvement District, Special Tax Revenue, CO:
Series A, 5.25%, 12/1/2032	1,945,000	1,950,804
Series A, 5.75%, 12/1/2052	535,000	530,169
Hess Ranch Metropolitan District No. 5, Special Assessment, CO 5.50%, 12/1/2044 (b)	2,430,000	2,367,744
Hogback Metropolitan District, General Obligation, CO Series A, 5.00%, 12/1/2041	725,000	702,152
Independence Metropolitan District No. 3, General Obligation, CO Series A, 5.38%, 12/1/2054	500,000	485,957
Jefferson Center Metropolitan District No. 1 Revenue, CO Series B, 5.75%, 12/15/2050	500,000	502,870
Kinston Metropolitan District No. 5, General Obligation, CO Series A, 5.13%, 12/1/2050	750,000	710,703
Kremmling Memorial Hospital District, Certificate Participation, CO:
6.13%, 12/1/2044 (b)	3,270,000	3,104,362
6.63%, 12/1/2056 (b)	2,575,000	2,481,493
North Range Metropolitan District No. 3, General Obligation, CO:
Series A, 5.00%, 12/1/2040	1,000,000	994,403
Series A, 5.25%, 12/1/2050	2,000,000	2,000,629
Painted Prairie Public Improvement Authority Revenue, CO 5.00%, 12/1/2049	1,740,000	1,554,218
Peak Metropolitan District No. 3, General Obligation, CO Series A-1-CIBS, 7.50%, 12/1/2052	2,210,000	2,224,265
Pinery Commercial Metropolitan District No. 2 Revenue, CO 5.75%, 12/1/2054	500,000	500,633
Pioneer Community Authority Board Revenue, CO 6.50%, 12/1/2034	2,689,000	2,573,883
Plaza Metropolitan District No. 1, Special Obligation, CO 4.50%, 12/1/2030 (b)	1,000,000	990,225

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Prairie Center Metropolitan District No. 3 Revenue, CO Series A, 5.00%, 12/15/2041 (b)	$2,990,000	$2,991,717
Public Authority for Colorado Energy Revenue, CO 6.50%, 11/15/2038	885,000	1,040,847
Pueblo Urban Renewal Authority, Special Obligation, CO Series A, 4.75%, 12/1/2045 (b)	1,825,000	1,568,300
Raindance Metropolitan District No. 1 Non-Potable Water System Revenue, CO 5.00%, 12/1/2040	2,659,000	2,593,543
Rampart Range Metropolitan District No. 5 Revenue, CO 4.00%, 12/1/2051	500,000	416,424
Reagan Ranch Metropolitan District No. 1, General Obligation, CO 6.13%, 12/1/2054 (b)	3,300,000	3,188,651
Redtail Ridge Metropolitan District, General Obligation, CO Zero Coupon, 12/1/2032	2,500,000	1,467,515
Regional Transportation District Revenue, CO Series A, 4.00%, 7/15/2039	950,000	908,502
Rocky Mountain Rail Park Metropolitan District, General Obligation, CO:
Series A, 5.00%, 12/1/2041 (b)	1,000,000	949,361
Series A, 5.00%, 12/1/2051 (b)	1,000,000	918,566
Sagebrush Farm Metropolitan District No. 1, General Obligation, CO Series A, 6.75%, 12/1/2052	3,000,000	3,120,391
Southglenn Metropolitan District, General Obligation, CO 5.00%, 12/1/2030	1,000,000	1,000,043
St. Vrain Lakes Metropolitan District No. 4, General Obligation, CO Series A, Zero Coupon, 9/20/2054 (b) (d)	1,000,000	677,486
Sterling Ranch Community Authority Board, Special Assessment, CO 5.63%, 12/1/2043	307,000	312,669
Talon Pointe Metropolitan District, General Obligation, CO Series A, 5.25%, 12/1/2039	500,000	401,836
Security Description	Principal Amount	Value
Transport Metropolitan District No. 3, General Obligation, CO:
Series 2021-A-1, 4.13%, 12/1/2031	$1,000,000	$908,419
Series 2021-A-1, 5.00%, 12/1/2041	2,700,000	2,297,075
Velocity Metropolitan District No. 3, General Obligation, CO 5.38%, 12/1/2039	1,000,000	991,335
Verve Metropolitan District No. 1, General Obligation, CO:
5.00%, 12/1/2051	500,000	419,867
6.50%, 12/1/2043	2,000,000	2,019,727
6.75%, 12/1/2052	1,430,000	1,454,136
Village Metropolitan District, General Obligation, CO 5.00%, 12/1/2049	1,750,000	1,751,030
West Globeville Metropolitan District No. 1, Special Assessment, CO 5.75%, 12/1/2044 (b)	1,950,000	1,898,817
Willow Bend Metropolitan District, General Obligation, CO:
Series A, 5.00%, 12/1/2039	597,000	594,454
Series A, 5.00%, 12/1/2049	1,000,000	940,542
Windler Public Improvement Authority Revenue, CO:
Series A-1, 4.00%, 12/1/2031	530,000	502,549
Series A-1, 4.13%, 12/1/2051	2,550,000	1,948,050
		101,646,116
CONNECTICUT — 0.7%
City of Hartford, General Obligation, CT Series C, Assured Guaranty Municipal Corp., 3.00%, 7/15/2027 (f)	100,000	99,570
Connecticut State Development Authority Revenue, CT 7.95%, 4/1/2026	300,000	300,071
Connecticut State Health & Educational Facilities Authority Revenue, CT:
Series R, 3.25%, 7/1/2035	500,000	461,739
Series R, 3.38%, 7/1/2037	190,000	172,531
Series F, 3.50%, 7/1/2026	5,000	4,942
Series A, 4.00%, 7/1/2038	745,000	713,893
Series A, 4.00%, 7/1/2049	1,000,000	880,722
Series F, 4.00%, 7/1/2030	1,100,000	1,070,246
Series L, 4.00%, 7/1/2034	250,000	250,116
Series L-1, 4.00%, 7/1/2029	490,000	498,856
Series L, 4.13%, 7/1/2041	500,000	480,868
Series A, 5.00%, 1/1/2045 (b)	1,800,000	1,604,337
Series A, 5.00%, 9/1/2046 (b)	110,000	104,107
Series A, 5.00%, 9/1/2053 (b)	500,000	453,995
Series F, 5.00%, 7/1/2037	1,175,000	1,171,122
Series F, 5.00%, 7/1/2045	1,040,000	1,039,970

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series G-1, 5.00%, 7/1/2044 (b)	$275,000	$262,001
Series G-1, 5.00%, 7/1/2050 (b)	500,000	463,258
Great Pond Improvement District, Special Obligation, CT 5.75%, 10/1/2052 (b)	1,000,000	1,018,799
Harbor Point Infrastructure Improvement District, Special Obligation, CT 5.00%, 4/1/2039 (b)	2,500,000	2,514,278
Stamford Housing Authority Revenue, CT Series 2025D, 6.50%, 10/1/2055 (g)	500,000	512,041
State of Connecticut Bradley International Airport CFC Revenue, CT Series A, AMT, 5.00%, 7/1/2049	1,910,000	1,891,873
Steel Point Infrastructure Improvement District, Special Obligation, CT:
4.00%, 4/1/2051 (b)	3,120,000	2,613,620
5.63%, 4/1/2044 (b)	250,000	258,819
Town of Hamden Revenue, CT 5.00%, 1/1/2050	1,000,000	903,852
		19,745,626
DELAWARE — 0.3%
County of Kent Revenue, DE:
Series A, 5.00%, 7/1/2040	750,000	753,586
Series A, 5.00%, 7/1/2048	1,000,000	983,798
Delaware State Economic Development Authority Revenue, DE:
Series A, VRN, 1.25%, 10/1/2045 (a)	3,000,000	2,956,971
Series A, 3.25%, 6/1/2026	330,000	324,818
Series A, 4.00%, 6/1/2042	160,000	138,356
Series A, 4.00%, 6/1/2052	70,000	55,678
Series A, 5.00%, 6/1/2036	500,000	501,378
Series A, 5.00%, 6/1/2046	700,000	672,463
Town of Bridgeville, Special Tax Revenue, DE 5.63%, 7/1/2053 (b)	800,000	817,858
		7,204,906
DISTRICT OF COLUMBIA — 1.1%
District of Columbia Revenue, DC:
4.00%, 7/1/2049	2,405,000	2,092,815
5.00%, 4/1/2033	500,000	510,672
5.00%, 12/1/2034	500,000	532,016
5.00%, 10/1/2035	2,630,000	2,613,558
5.00%, 6/1/2050	3,590,000	3,347,225
Series A, 5.00%, 7/1/2032	150,000	151,659
Security Description	Principal Amount	Value
Series A, 5.00%, 6/1/2041 (b)	$250,000	$245,289
Series A, 5.00%, 7/1/2052	290,000	264,336
Series A, 5.63%, 6/1/2044	400,000	409,199
Series A, 6.00%, 6/1/2058	1,000,000	1,029,702
District of Columbia Tobacco Settlement Financing Corp. Revenue, DC:
Series A, Zero Coupon, 6/15/2046	25,000,000	6,345,338
Series C, Zero Coupon, 6/15/2055	45,000,000	4,539,681
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, DC:
Assured Guaranty Corp., Zero Coupon, 10/1/2035 (f)	220,000	144,952
Series A, Assured Guaranty Municipal Corp., 4.00%, 10/1/2052 (f)	4,710,000	4,205,393
Series B, 4.00%, 10/1/2044	650,000	601,446
Series B, 4.00%, 10/1/2049	1,625,000	1,463,179
Series B, Assured Guaranty Municipal Corp., 4.00%, 10/1/2053 (f)	3,125,000	2,737,967
		31,234,427
FLORIDA — 6.6%
Alachua County Health Facilities Authority Revenue, FL:
Series A, 4.00%, 12/1/2044	325,000	295,774
5.00%, 11/15/2024 (e)	30,000	19,500
Avenir Community Development District, Special Assessment, FL 5.38%, 5/1/2043	990,000	993,623
Babcock Ranch Community Independent Special District, Special Assessment, FL Series 2024, 5.25%, 5/1/2055 (b)	500,000	486,338
Bexley Community Development District, Special Assessment, FL 4.70%, 5/1/2036	100,000	99,473
Cape Coral Health Facilities Authority Revenue, FL 6.00%, 7/1/2045 (b)	1,000,000	647,417
Capital Projects Finance Authority Revenue, FL:
Series 2024A-1, 5.00%, 6/1/2049 (b)	2,000,000	1,975,612
Series 2024A-1, 5.25%, 6/1/2039 (b)	1,500,000	1,555,711
Series 2024A-1, 5.25%, 6/1/2044 (b)	1,500,000	1,525,104
Capital Trust Agency, Inc. Revenue, FL:
4.00%, 6/15/2041 (b)	1,500,000	1,273,397

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 6/15/2051 (b)	$1,500,000	$1,136,985
Series A, 4.00%, 7/1/2056 (b)	885,000	682,973
Series A, 4.50%, 7/1/2029 (b)	1,000,000	984,737
5.00%, 12/15/2040 (b)	190,000	182,619
5.00%, 7/1/2046 (b)	750,000	559,898
Series A, 5.00%, 6/15/2039 (b)	390,000	372,331
Series A, 5.00%, 6/15/2049 (b)	2,425,000	2,235,424
Series A, 5.00%, 7/1/2050	600,000	387,477
Series A, 5.00%, 6/15/2055 (b)	290,000	259,160
Series A, 5.00%, 8/1/2055	700,000	658,444
Series A-1, 5.00%, 1/1/2055 (b)	250,000	229,292
Series A-1, 5.00%, 7/1/2056 (b)	3,850,000	3,518,448
Series A, 5.13%, 6/15/2037 (b)	450,000	443,615
Series A, 5.38%, 6/15/2038 (b)	105,000	103,750
5.63%, 8/1/2037 (b)	115,000	106,228
5.88%, 8/1/2052 (b)	610,000	521,610
6.10%, 8/15/2038 (b)	215,000	220,792
Capital Trust Authority Revenue, FL:
Series A, 5.00%, 6/1/2054 (b)	2,000,000	1,912,056
Series A, 5.63%, 6/15/2044 (b)	405,000	415,070
5.75%, 8/15/2049 (b)	1,355,000	1,314,078
6.00%, 8/15/2063 (b)	1,450,000	1,392,237
Series A, 6.00%, 6/15/2054 (b)	110,000	113,373
Series A, 6.13%, 6/15/2060 (b)	285,000	293,996
Series A, 6.38%, 6/15/2058 (b)	1,000,000	1,035,151
Series A, 6.50%, 12/15/2053 (b)	1,320,000	1,322,828
Celebration Pointe Community Development District No. 1, Special Assessment, FL 4.00%, 5/1/2053	2,585,000	2,036,617
Central Florida Expressway Authority Revenue, FL Build America Mutual Assurance Corp., 3.25%, 7/1/2039 (f)	100,000	90,209
Charlotte County Industrial Development Authority Revenue, FL Series A, AMT, 4.00%, 10/1/2051 (b)	1,720,000	1,409,834
City of Jacksonville Revenue, FL 4.00%, 11/1/2040	415,000	376,269
Security Description	Principal Amount	Value
City of Pompano Beach Revenue, FL 4.00%, 9/1/2050	$500,000	$415,306
City of South Miami Health Facilities Authority, Inc. Revenue, FL 4.00%, 8/15/2047	1,000,000	890,022
City of Tallahassee Revenue, FL Series A, 5.00%, 12/1/2055	440,000	402,844
City of Tampa Revenue, FL:
5.00%, 4/1/2040	500,000	500,220
Series B, 5.00%, 7/1/2050	3,000,000	3,040,290
Collier County Industrial Development Authority Revenue, FL:
Series A, 8.13%, 5/15/2044 (b) (e)	298,278	30
Series A, 8.25%, 5/15/2049 (b) (e)	74,569	7
Corkscrew Farms Community Development District, Special Assessment, FL 5.00%, 11/1/2038 (b)	140,000	140,742
County of Bay Water & Sewer System Revenue, FL 4.00%, 9/1/2045	215,000	196,063
County of Broward Airport System Revenue, FL:
Series Q-1, 4.00%, 10/1/2042	140,000	134,202
Series A, AMT, 5.00%, 10/1/2036	300,000	309,656
County of Escambia Sales Tax Revenue, FL 5.00%, 10/1/2046	550,000	560,468
County of Miami-Dade Aviation Revenue, FL:
Series A, AMT, 4.25%, 10/1/2036	100,000	97,709
5.00%, 10/1/2033	505,000	514,293
5.00%, 10/1/2036	765,000	776,394
County of Miami-Dade Revenue, FL Series C, Assured Guaranty Corp., Zero Coupon, 10/1/2048 (f)	595,000	201,616
County of Miami-Dade Seaport Department Revenue, FL Series A-1, AMT, Assured Guaranty Municipal Corp., 4.00%, 10/1/2045 (f)	2,590,000	2,329,181
County of Osceola Transportation Revenue, FL:
Series A2, Zero Coupon, 10/1/2041	3,125,000	1,454,977
Series A-1, 5.00%, 10/1/2049	500,000	509,310
County of Palm Beach Revenue, FL Series A, 5.00%, 4/1/2051 (b)	110,000	100,077

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Crosswinds East Community Development District, Special Assessment, FL:
5.50%, 5/1/2044	$295,000	$296,906
5.75%, 5/1/2054	500,000	502,202
Edgewater East Community Development District, Special Assessment, FL 4.00%, 5/1/2052	1,995,000	1,624,067
Escambia County Health Facilities Authority Revenue, FL:
Series A, 4.00%, 8/15/2045	1,000,000	888,085
Series A, 5.00%, 8/15/2031	155,000	162,622
Series A, 5.00%, 8/15/2033	1,595,000	1,661,011
Florida Development Finance Corp. Revenue, FL:
4.00%, 11/15/2039	500,000	487,293
Series A, 4.00%, 6/1/2041 (b)	2,070,000	1,778,320
Series A, 4.00%, 7/1/2045	600,000	512,846
Series A, 4.00%, 7/1/2051 (b)	750,000	626,001
Series A, 4.00%, 6/1/2055 (b)	1,000,000	751,653
Series A, 4.00%, 6/30/2056 (b)	1,490,000	1,001,019
Series A, AMT, 4.38%, 10/1/2054 (a) (b)	3,500,000	3,502,032
Series A, 4.75%, 7/15/2036 (b)	500,000	487,557
AMT, 5.00%, 5/1/2029 (b)	3,060,000	3,102,175
AMT, 5.00%, 7/1/2041	3,200,000	3,110,596
5.00%, 6/1/2051 (b)	2,000,000	1,851,459
Series A, 5.00%, 6/15/2035	2,425,000	2,454,222
Series A, 5.00%, 2/1/2052	2,000,000	1,897,350
Series C, 5.00%, 9/15/2040 (b)	100,000	94,598
5.25%, 6/15/2029 (b)	2,200,000	2,205,447
AMT, 5.25%, 8/1/2029 (b)	2,000,000	2,073,775
AMT, 5.25%, 7/1/2047	1,430,000	1,435,909
Series A, 5.25%, 6/1/2050 (b)	1,000,000	961,867
Series A, 5.25%, 6/1/2055 (b)	1,000,000	943,530
Series A1, 5.25%, 6/1/2054 (b)	1,000,000	990,601
AMT, 5.50%, 7/1/2053	4,600,000	4,645,372
Series A, 5.50%, 6/1/2054 (b)	1,400,000	1,402,575
Series A, 5.50%, 6/1/2059 (b)	1,505,000	1,487,692
Series A, 6.00%, 6/15/2035 (b)	505,000	505,765
AMT, 6.13%, 7/1/2032 (a) (b)	1,350,000	1,375,088
Series A, 6.13%, 6/15/2044 (b)	555,000	555,216
Series A, 6.13%, 6/15/2046 (b)	100,000	100,077
Series A, 6.50%, 7/1/2044	925,000	925,521
Series A, 6.75%, 6/15/2053 (b)	2,000,000	2,140,565
Series A, AMT, 8.25%, 7/1/2057 (a) (b)	7,525,000	7,814,378
Security Description	Principal Amount	Value
Series A, AMT, 10.00%, 7/15/2059 (a) (b)	$5,000,000	$5,148,983
AMT, 12.00%, 7/15/2032 (a) (b)	6,330,000	6,713,963
Florida Higher Educational Facilities Financial Authority Revenue, FL 5.00%, 3/1/2047	1,000,000	985,047
Golden Gem Community Development District, Special Assessment, FL:
5.70%, 5/1/2044	1,160,000	1,158,821
6.00%, 5/1/2055	1,840,000	1,849,459
Greater Orlando Aviation Authority Revenue, FL:
5.00%, 11/15/2036	2,850,000	2,851,224
Series A, AMT, 5.00%, 10/1/2042	250,000	250,638
Grove Resort Community Development District, Special Assessment, FL Series A, 5.88%, 11/1/2047	545,000	571,938
Halifax Hospital Medical Center Revenue, FL 4.00%, 6/1/2046	125,000	111,663
Heights Community Development District, Special Obligation, FL 5.00%, 1/1/2038	995,000	993,083
Hernando County School District, Certificate Participation, FL Series A, Assured Guaranty Municipal Corp., 3.00%, 7/1/2035 (f)	115,000	104,040
Highlands County Health Facilities Authority Revenue, FL:
Series A, 6.00%, 4/1/2038 (e)	401,671	20,084
Series A, 6.25%, 4/1/2049 (e)	401,671	20,084
Hillsborough County Aviation Authority Revenue, FL Series A, AMT, 5.00%, 10/1/2048	1,740,000	1,742,847
Hillsborough County Industrial Development Authority Revenue, FL Series A, 3.50%, 8/1/2055	5,000,000	3,785,498
Hillsborough County School Board, Certificate Participation, FL 5.00%, 7/1/2027	600,000	625,174
Hobe-St. Lucie Conservancy District, Special Assessment, FL 5.88%, 5/1/2055	1,000,000	1,016,816
JEA Electric System Revenue, FL Series B, 5.00%, 10/1/2028	325,000	340,326

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Lakewood Ranch Stewardship District, Special Assessment, FL:
4.00%, 5/1/2050 (b)	$1,250,000	$1,051,374
6.13%, 5/1/2043	1,200,000	1,261,288
6.30%, 5/1/2054	1,080,000	1,130,946
Lee County Industrial Development Authority Revenue, FL:
Series C, 5.00%, 11/15/2054	2,020,000	1,974,817
Series A, 5.25%, 10/1/2057	550,000	497,018
5.75%, 6/15/2042 (b)	500,000	500,010
LT Ranch Community Development District, Special Assessment, FL 4.00%, 5/1/2040	725,000	666,305
Miami World Center Community Development District, Special Assessment, FL 5.13%, 11/1/2039	1,000,000	1,012,755
Miami-Dade County Health Facilities Authority Revenue, FL 5.00%, 8/1/2047	245,000	245,946
Miami-Dade County Industrial Development Authority Revenue, FL Series A, 5.50%, 7/1/2061 (b)	1,000,000	971,609
Middleton Community Development District A, Special Assessment, FL 4.75%, 5/1/2055	1,450,000	1,381,912
Midtown Miami Community Development District, Special Assessment, FL:
Series A, 5.00%, 5/1/2037	1,430,000	1,429,947
Series B, 5.00%, 5/1/2037	925,000	924,966
Mirada Community Development District, Special Assessment, FL:
4.75%, 5/1/2031	280,000	279,439
5.63%, 5/1/2044	700,000	693,234
Mirada II Community Development District, Special Assessment, FL 4.00%, 5/1/2051	990,000	817,348
North-1 Pasco Community Development District, Special Assessment, FL Series A, 6.00%, 5/1/2054	1,490,000	1,500,642
Northern Palm Beach County Improvement District, Special Assessment, FL 5.35%, 8/1/2035	360,000	363,728
Orange County Health Facilities Authority Revenue, FL Series 2025A, 5.25%, 10/1/2056	3,000,000	3,131,444
Security Description	Principal Amount	Value
Palm Beach County Health Facilities Authority Revenue, FL:
4.00%, 6/1/2041	$4,920,000	$4,354,138
Series B, 4.00%, 5/15/2053	500,000	414,381
Parrish Lakes Community Development District, Special Assessment, FL 5.50%, 5/1/2044	645,000	633,140
Pinellas County Industrial Development Authority Revenue, FL:
5.00%, 7/1/2029	130,000	131,516
5.00%, 7/1/2039	410,000	408,585
Reunion East Community Development District, Special Assessment, FL:
Series 2021, 3.15%, 5/1/2041	60,000	48,610
Series 2021, 4.00%, 5/1/2051	135,000	112,465
Saltleaf Community Development District, Special Assessment, FL:
5.63%, 5/1/2044	340,000	337,494
6.00%, 5/1/2056	1,000,000	1,005,838
Sawyers Landing Community Development District, Special Assessment, FL 4.25%, 5/1/2053	1,300,000	1,099,371
School Board of Miami-Dade County, Certificate Participation, FL Series C, 3.25%, 2/1/2032	100,000	97,041
Seminole County Industrial Development Authority Revenue, FL:
Series A, 5.25%, 11/15/2039	1,400,000	1,402,464
Series A, 5.50%, 11/15/2049	1,515,000	1,475,403
St. Johns County Industrial Development Authority Revenue, FL:
Series A, 4.00%, 12/15/2036	1,000,000	897,289
Series A, 4.00%, 12/15/2041	750,000	632,492
Series A, 4.00%, 12/15/2046	750,000	595,036
Series A, 4.00%, 12/15/2050	1,000,000	756,777
Tolomato Community Development District, Special Assessment, FL Series A-2, 4.25%, 5/1/2037	1,100,000	1,069,401
Town of Davie Revenue, FL 5.00%, 4/1/2038	560,000	574,641
Two Lakes Community Development District, Special Assessment, FL 5.00%, 5/1/2055	510,000	510,025
USF Financing Corp., Certificate Participation, FL Series A, 5.00%, 7/1/2034	550,000	551,682

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
V-Dana Community Development District, Special Assessment, FL 5.55%, 5/1/2055	$250,000	$246,563
Village Community Development District No. 12, Special Assessment, FL 4.25%, 5/1/2043	1,785,000	1,679,931
Village Community Development District No. 13, Special Assessment, FL 3.70%, 5/1/2050	1,900,000	1,552,987
Village Community Development District No. 14, Special Assessment, FL 5.50%, 5/1/2053	2,885,000	2,961,436
Village Community Development District No. 15, Special Assessment, FL:
4.55%, 5/1/2044 (b)	1,000,000	981,407
5.00%, 5/1/2043 (b)	1,250,000	1,270,389
5.25%, 5/1/2054 (b)	1,550,000	1,581,731
Volusia County Educational Facility Authority Revenue, FL 5.00%, 6/1/2045	130,000	124,040
West Villages Improvement District, Special Assessment, FL 4.75%, 5/1/2039	1,000,000	963,243
Westside Haines City Community Development District, Special Assessment, FL 6.00%, 5/1/2054	790,000	800,629
Westview South Community Development District, Special Assessment, FL 5.38%, 5/1/2043	550,000	553,449
Wiregrass Community Development District, Special Assessment, FL 5.63%, 5/1/2045	670,000	670,224
		180,734,483
GEORGIA — 1.3%
Atlanta Development Authority Revenue, GA:
Series 1, Class A, Zero Coupon, 12/15/2048 (b) (d)	1,890,000	1,622,015
Series A1, 6.50%, 1/1/2029 (e)	350,000	140,000
Series A1, 6.75%, 1/1/2035 (e)	1,705,000	682,000
Series A1, 7.00%, 1/1/2040 (e)	500,000	200,000
Atlanta Development Authority, Special Obligation, GA:
Series A, 5.00%, 4/1/2034 (b)	2,950,000	2,943,077
Series A, 5.50%, 4/1/2039 (b)	1,350,000	1,373,464
Security Description	Principal Amount	Value
Augusta Development Authority Revenue, GA:
4.00%, 7/1/2037	$105,000	$103,899
5.00%, 7/1/2025	785,000	788,182
Development Authority of Burke County Revenue, GA:
Series C, 4.13%, 11/1/2045	3,495,000	3,164,172
Series D, 4.13%, 11/1/2045	435,000	393,824
Development Authority of Cobb County Revenue, GA Series A, 6.40%, 6/15/2053 (b)	1,250,000	1,265,428
Development Authority of The City of Marietta Revenue, GA Series A, 5.00%, 11/1/2047 (b)	2,500,000	2,322,803
Development Authority of White County Revenue, GA:
Series A, 5.13%, 10/1/2039	790,000	703,913
Series A, 5.25%, 10/1/2049	115,000	96,478
Fulton County Residential Care Facilities for the Elderly Authority Revenue, GA:
Series A, 4.00%, 4/1/2051 (b)	6,350,000	5,148,125
5.00%, 7/1/2042	1,000,000	992,880
Gainesville & Hall County Hospital Authority Revenue, GA Series A, 4.00%, 2/15/2051	1,330,000	1,157,088
George L Smith II Congress Center Authority Revenue, GA:
Series B, 3.63%, 1/1/2031 (b)	1,850,000	1,743,896
Series A, 4.00%, 1/1/2054	750,000	645,167
Series B, 5.00%, 1/1/2054 (b)	1,500,000	1,399,860
Georgia Local Government, Certificate Participation, GA Series A, National Public Finance Guarantee Corp., 4.75%, 6/1/2028 (f)	629,000	638,984
Macon-Bibb County Urban Development Authority Revenue, GA Series A, 5.75%, 6/15/2037 (b)	250,000	255,454
Main Street Natural Gas, Inc. Revenue, GA:
Series C, 4.00%, 8/1/2052 (a) (b)	1,000,000	998,038
Series A, 5.00%, 5/15/2049	3,980,000	4,131,455
Series A, 5.50%, 9/15/2026	205,000	210,322
Municipal Electric Authority of Georgia Revenue, GA:
Series A, 5.00%, 7/1/2060	635,000	615,011
Series B, 5.00%, 1/1/2048	850,000	852,499
Series A, 5.50%, 7/1/2060	170,000	170,209
		34,758,243

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
GUAM — 0.6%
Guam Government Waterworks Authority Revenue, GU:
5.00%, 1/1/2046	$3,780,000	$3,796,803
Series A, 5.00%, 7/1/2045	1,250,000	1,296,685
Guam Power Authority Revenue, GU:
Series A, 5.00%, 10/1/2040	450,000	472,991
Series A, 5.00%, 10/1/2041	425,000	443,161
Series A, 5.00%, 10/1/2044	375,000	386,103
Territory of Guam Revenue, GU:
Series D, 4.00%, 11/15/2039	500,000	460,888
Series A, 5.00%, 12/1/2046	2,750,000	2,766,922
Series D, 5.00%, 11/15/2027	355,000	358,137
Series D, 5.00%, 11/15/2028	110,000	110,873
Series D, 5.00%, 11/15/2029	525,000	528,784
Series D, 5.00%, 11/15/2034	250,000	251,151
Series D, 5.00%, 11/15/2035	100,000	100,427
Series D, 5.00%, 11/15/2039	6,370,000	6,389,481
Territory of Guam, General Obligation, GU AMT, 5.00%, 11/15/2031	145,000	146,948
		17,509,354
HAWAII — 0.1%
State of Hawaii Department of Budget & Finance Revenue, HI:
5.00%, 7/1/2039 (b)	1,000,000	968,868
Series A, 5.00%, 1/1/2045 (b)	750,000	651,375
6.00%, 7/1/2028 (b)	355,000	361,403
		1,981,646
IDAHO — 0.2%
Avimor Community Infrastructure District No. 1, Special Assessment, ID 5.88%, 9/1/2053 (b)	260,000	265,764
Idaho Falls Auditorium District, Certificate Participation, ID 5.25%, 5/15/2051 (b)	1,000,000	983,575
Idaho Health Facilities Authority Revenue, ID 3.50%, 9/1/2033	670,000	584,921
Spring Valley Community Infrastructure District No. 1, Special Assessment, ID:
3.75%, 9/1/2051 (b)	2,632,000	2,414,054
6.25%, 9/1/2053 (b)	1,740,000	1,812,609
		6,060,923
ILLINOIS — 6.8%
Chicago Board of Education Dedicated Capital Improvement Tax Revenue, IL:
5.75%, 4/1/2035	250,000	257,439
6.00%, 4/1/2046	350,000	357,849
6.10%, 4/1/2036	45,000	46,599
Security Description	Principal Amount	Value
Chicago Board of Education, General Obligation, IL:
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/1/2027 (f)	$225,000	$202,443
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/1/2028 (f)	100,000	86,157
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/1/2031 (f)	1,060,000	794,973
Series B-1, National Public Finance Guarantee Corp., Zero Coupon, 12/1/2028 (f)	830,000	715,103
Series B-1, National Public Finance Guarantee Corp., Zero Coupon, 12/1/2029 (f)	620,000	510,757
Series B-1, National Public Finance Guarantee Corp., Zero Coupon, 12/1/2030 (f)	220,000	173,197
Series A, 4.00%, 12/1/2047	6,750,000	5,490,893
Series B, 4.00%, 12/1/2035	200,000	187,069
Series A, Assured Guaranty Municipal Corp., 5.00%, 12/1/2028 (f)	150,000	156,771
Series A, 5.00%, 12/1/2030	4,020,000	4,105,685
Series A, 5.00%, 12/1/2031	600,000	608,636
Series A, 5.00%, 12/1/2033	6,000,000	6,164,271
Series A, 5.00%, 12/1/2034	3,315,000	3,369,386
Series A, 5.00%, 12/1/2035	1,500,000	1,498,591
Series A, 5.00%, 12/1/2036	3,550,000	3,587,207
Series A, 5.00%, 12/1/2037	150,000	150,892
Series A, 5.00%, 12/1/2039	910,000	905,391
Series A, 5.00%, 12/1/2042	1,330,000	1,270,265
Series A, 5.00%, 12/1/2047	1,875,000	1,785,192
Series B, 5.00%, 12/1/2029	100,000	103,297
Series B, 5.00%, 12/1/2031	8,250,000	8,475,675
Series B, 5.00%, 12/1/2033	340,000	345,451
Series B, 5.00%, 12/1/2034	410,000	410,022
Series C, 5.00%, 12/1/2030	3,780,000	3,802,711
Series C, 5.00%, 12/1/2034	5,080,000	5,039,008
Series D, 5.00%, 12/1/2027	2,400,000	2,455,795
Series D, 5.00%, 12/1/2046	6,700,000	6,324,360
Series G, 5.00%, 12/1/2034	2,400,000	2,380,634
Series H, 5.00%, 12/1/2036	1,300,000	1,265,707
Series H, 5.00%, 12/1/2046	1,500,000	1,415,901
Series E, 5.13%, 12/1/2032	765,000	765,428
Series C, 5.25%, 12/1/2035	2,140,000	2,141,066
Series C, 5.25%, 12/1/2039	7,865,000	7,638,445
Series A, National Public Finance Guarantee Corp., 5.50%, 12/1/2026 (f)	605,000	614,551
Series A, American Municipal Bond Assurance Corp., 5.50%, 12/1/2031 (f)	620,000	644,542
Series A, 5.88%, 12/1/2047	5,225,000	5,528,933
Series A, 6.00%, 12/1/2049	3,100,000	3,298,096

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series A, 7.00%, 12/1/2026	$1,100,000	$1,118,936
Series A, 7.00%, 12/1/2044	3,405,000	3,447,534
Series A, 7.00%, 12/1/2046 (b)	2,125,000	2,228,964
Chicago Midway International Airport Revenue, IL Series A, AMT, 5.00%, 1/1/2026	100,000	101,491
Chicago O'Hare International Airport Revenue, IL:
Series A, 4.00%, 1/1/2038	1,505,000	1,514,502
Series B, Assured Guaranty Municipal Corp., 4.00%, 1/1/2053 (f)	300,000	267,925
AMT, 5.00%, 7/1/2048	800,000	800,448
Series A, AMT, 5.00%, 1/1/2048	1,000,000	1,002,344
Series A, AMT, 5.25%, 1/1/2053	1,535,000	1,566,708
Series A, AMT, 5.50%, 1/1/2053	2,500,000	2,624,978
Chicago Transit Authority Sales Tax Receipts Fund Revenue, IL 5.00%, 12/1/2046	520,000	524,071
City of Chicago Waterworks Revenue, IL Series A, 5.00%, 11/1/2044	2,000,000	2,083,111
City of Chicago, General Obligation, IL:
Series C, Zero Coupon, 1/1/2026	200,000	195,092
Series B, 4.00%, 1/1/2038	6,209,000	5,640,171
Series A, National Public Finance Guaranty Corp., 5.00%, 1/1/2044	2,400,000	2,406,036
Series C, 5.00%, 1/1/2026	470,000	477,373
Series C, 5.00%, 1/1/2027	195,000	196,638
Series C, 5.00%, 1/1/2035	700,000	700,749
Series C, 5.00%, 1/1/2038	1,615,000	1,611,093
Series A, 5.50%, 1/1/2035	1,840,000	1,911,532
Series A, 5.50%, 1/1/2039	2,800,000	2,967,233
Series A, 5.50%, 1/1/2040	2,720,000	2,864,284
Series A, 5.50%, 1/1/2041	2,000,000	2,070,029
Series A, 5.50%, 1/1/2049	1,000,000	1,015,180
Illinois Finance Authority Revenue, IL:
4.00%, 10/1/2034 (b)	440,000	417,437
4.00%, 12/1/2040	250,000	229,475
AMT, 4.13%, 12/1/2050 (a) (b)	3,485,000	3,425,555
Series C, 4.25%, 8/1/2042	1,050,000	940,782
Series A, 4.50%, 8/1/2033 (b)	1,275,000	1,300,981
5.00%, 2/15/2032	100,000	102,136
5.00%, 5/15/2033	2,040,000	1,882,000
5.00%, 5/15/2040 (e)	3,550,000	2,591,500
Series A, 5.00%, 8/1/2042	580,000	580,403
Series A, 5.00%, 11/1/2049	600,000	402,000
Security Description	Principal Amount	Value
Series A, 5.00%, 2/15/2050	$1,950,000	$1,876,324
Series A, 5.00%, 7/1/2051 (b)	1,000,000	753,796
5.25%, 2/15/2047	100,000	102,154
Series A, 5.25%, 5/1/2038	1,030,000	1,010,017
Series A, 5.25%, 8/1/2038 (b)	300,000	317,402
5.50%, 4/1/2032	500,000	491,957
Series A, 6.00%, 4/1/2038 (b)	1,175,000	1,171,688
Series A, 6.13%, 4/1/2049 (b)	500,000	497,107
Series A, 6.13%, 4/1/2058 (b)	1,390,000	1,358,502
Series B, AMT, 7.38%, 9/1/2042 (a) (b)	1,000,000	1,145,297
Illinois Sports Facilities Authority Revenue, IL:
American Municipal Bond Assurance Corp., Zero Coupon, 6/15/2025 (f)	680,000	674,877
5.00%, 6/15/2032	220,000	225,884
Metropolitan Pier & Exposition Authority Revenue, IL:
Assured Guaranty Municipal Corp., Zero Coupon, 6/15/2027 (f)	125,000	115,647
Assured Guaranty Municipal Corp., Zero Coupon, 6/15/2047 (f)	11,000,000	3,698,310
Series A, National Public Finance Guarantee Corp., Zero Coupon, 6/15/2029 (f)	105,000	89,900
Series A, National Public Finance Guarantee Corp., Zero Coupon, 6/15/2031 (f)	215,000	169,561
Series A, National Public Finance Guarantee Corp., Zero Coupon, 6/15/2034 (f)	190,000	129,827
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/15/2034 (f)	220,000	146,672
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/15/2035 (f)	140,000	88,605
Series A, National Public Finance Guarantee Corp., Zero Coupon, 6/15/2037 (f)	650,000	378,910
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/15/2039 (f)	200,000	100,390
Series A, Zero Coupon, 6/15/2041	500,000	229,003
Series B, Zero Coupon, 12/15/2041	395,000	176,606
Series B, Zero Coupon, 12/15/2051	2,200,000	553,982
Series A, 4.00%, 12/15/2042	13,500,000	12,325,053
Series A, 5.00%, 6/15/2053	2,000,000	2,000,083

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 12/15/2040	$25,000	$25,106
Series B, 5.00%, 6/15/2042	205,000	210,293
Series B, 5.00%, 6/15/2052	2,395,000	2,396,136
Series B, 5.00%, 6/15/2053	1,000,000	1,012,012
Series B, National Public Finance Guarantee Corp., 5.50%, 6/15/2029 (f)	3,380,000	3,505,897
Northeastern Illinois University, Certificate Participation, IL 4.10%, 10/1/2041	245,000	196,709
Northern Illinois Municipal Power Agency Revenue, IL Series A, 5.00%, 12/1/2027	105,000	108,243
State of Illinois Sales Tax Revenue, IL:
Series A, 3.00%, 6/15/2033	500,000	446,727
Series D, 3.00%, 6/15/2031	710,000	659,352
Series A, 5.00%, 6/15/2027	250,000	254,159
State of Illinois, General Obligation, IL:
3.50%, 6/1/2029	140,000	137,720
4.00%, 6/1/2032	1,820,000	1,800,541
Series B, 4.25%, 5/1/2046	5,750,000	5,175,097
5.00%, 1/1/2029	1,000,000	1,010,835
5.00%, 11/1/2034	120,000	121,505
Series A, 5.00%, 5/1/2035	1,000,000	1,028,916
Series C, 5.00%, 12/1/2045	1,000,000	1,022,286
Village of Bridgeview, General Obligation, IL:
5.00%, 12/1/2042	260,000	237,180
Series A, 5.50%, 12/1/2043	115,000	110,563
Village of Rosemont, General Obligation, IL Series A, Assured Guaranty Municipal Corp., 5.00%, 12/1/2040 (f)	190,000	195,026
Will County Community High School District No. 210 Lincoln-Way, General Obligation, IL Series B, Zero Coupon, 1/1/2033	340,000	245,616
		186,010,552
INDIANA — 0.4%
City of Terre Haute Revenue, IN Series A, AMT, 7.25%, 12/1/2028 (e)	702,727	7
City of Valparaiso Revenue, IN:
AMT, 4.50%, 1/1/2034 (b)	455,000	461,274
AMT, 4.88%, 1/1/2044 (b)	350,000	349,672
AMT, 5.00%, 1/1/2054 (b)	2,500,000	2,478,998
County of Allen Revenue, IN 6.00%, 2/1/2039	100,000	98,576
Indiana Finance Authority Revenue, IN:
3.75%, 10/1/2037	200,000	164,832
Security Description	Principal Amount	Value
4.00%, 7/1/2033	$1,245,000	$1,209,611
Series 2, 4.00%, 10/1/2036	640,000	642,676
Series A, 4.50%, 7/1/2053	250,000	162,406
5.00%, 10/1/2042	1,170,000	1,075,691
Series A, AMT, 6.75%, 5/1/2039	275,000	309,216
AMT, 7.00%, 3/1/2039 (b) (e)	500,000	77,724
Indianapolis Local Public Improvement Bond Bank Revenue, IN:
Series E, 6.00%, 3/1/2053	1,000,000	1,054,535
Series F, 7.75%, 3/1/2067	1,725,000	1,912,322
		9,997,540
IOWA — 0.5%
Iowa Finance Authority Revenue, IA:
4.75%, 8/1/2042	4,000,000	4,003,129
Series 2024 A&B, 5.00%, 5/15/2039	65,000	66,381
Series 2024 A&B, 5.00%, 5/15/2044	80,000	79,542
Series A, 5.00%, 5/15/2036	1,250,000	1,255,722
Series A, 5.00%, 5/15/2041	545,000	545,470
Series A, 5.00%, 5/15/2043	935,000	930,932
Series A, 5.00%, 5/15/2047	415,000	407,463
Series 2024 A&B, 5.13%, 5/15/2059	1,350,000	1,308,450
Iowa Higher Education Loan Authority Revenue, IA 4.00%, 10/1/2025	105,000	104,228
Iowa Tobacco Settlement Authority Revenue, IA:
Series B-2, Class 2, Zero Coupon, 6/1/2065	5,265,000	780,306
Series A2, Class 1, 4.00%, 6/1/2049	4,175,000	3,667,485
Series B1, Class 2, 4.00%, 6/1/2049	175,000	165,138
PEFA, Inc. Revenue, IA VRN, 5.00%, 9/1/2049 (a)	500,000	509,098
		13,823,344
KANSAS — 0.1%
City of Hutchinson Revenue, KS 5.00%, 12/1/2041	610,000	510,508
City of Overland Park Sales Tax Revenue, KS 6.00%, 12/15/2032 (e)	200,000	58,000
City of Wichita Revenue, KS:
5.00%, 5/15/2050	750,000	648,852
Series I, 5.00%, 5/15/2033	350,000	347,943
Series VIII, 5.75%, 5/15/2045	1,500,000	1,500,818

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Wyandotte County-Kansas City Unified Government Revenue, KS National Public Finance Guarantee Corp., Zero Coupon, 12/1/2027 (f)	$195,000	$174,856
		3,240,977
KENTUCKY — 0.9%
City of Henderson Revenue, KY:
Series A, AMT, 4.45%, 1/1/2042 (b)	2,875,000	2,772,577
Series A, AMT, 4.70%, 1/1/2052 (b)	3,940,000	3,723,164
City of Murray Revenue, KY 4.00%, 8/1/2034	220,000	205,386
Floyd County School District Finance Corp. Revenue, KY State Intercept, 3.50%, 8/1/2033	235,000	223,602
Kentucky Economic Development Finance Authority Revenue, KY:
Series A, Assured Guaranty Municipal Corp., 4.00%, 12/1/2041 (f)	500,000	466,298
Series A, 5.00%, 6/1/2037	1,520,000	1,522,189
Series A, 5.00%, 6/1/2045	2,500,000	2,434,113
Series A, Assured Guaranty Municipal Corp., 5.00%, 12/1/2045 (f)	550,000	556,245
Series A, 5.25%, 6/1/2050	100,000	99,667
5.50%, 11/15/2035	105,000	91,765
Kentucky Housing Corp. Revenue, KY Series A-2, Housing and Urban Development, 4.65%, 5/1/2025 (b)	3,000,000	2,999,782
Kentucky Municipal Power Agency Revenue, KY:
Series A, National Public Finance Guarantee Corp., 4.00%, 9/1/2039 (f)	140,000	132,402
Series A, National Public Finance Guarantee Corp., 5.00%, 9/1/2025 (f)	425,000	427,804
Series A, National Public Finance Guarantee Corp., 5.00%, 9/1/2026 (f)	160,000	160,953
Series A, National Public Finance Guarantee Corp., 5.00%, 9/1/2042 (f)	125,000	125,238
Kentucky Public Energy Authority Revenue, KY:
Series A, VRN, 4.00%, 12/1/2050 (a)	500,000	502,127
Series A-1, 5.00%, 5/1/2055 (a)	5,500,000	5,745,964
Security Description	Principal Amount	Value
Louisville/Jefferson County Metropolitan Government Revenue, KY:
Series A, Assured Guaranty Municipal Corp., 5.00%, 5/15/2047 (f)	$2,000,000	$2,025,862
Series D, VRN, 5.00%, 10/1/2047 (a)	500,000	530,181
		24,745,319
LOUISIANA — 1.7%
Calcasieu Parish Memorial Hospital Service District Revenue, LA 5.00%, 12/1/2034	2,000,000	1,993,067
City of Shreveport Water & Sewer Revenue, LA:
Series B, Assured Guaranty Municipal Corp., 3.00%, 12/1/2035 (f)	200,000	181,357
Series B, Assured Guaranty Municipal Corp., 4.00%, 12/1/2041 (f)	480,000	445,771
Series C, Build America Mutual Assurance Corp., 4.00%, 12/1/2033 (f)	365,000	365,783
5.00%, 12/1/2040	250,000	250,024
Series A, Assured Guaranty Municipal Corp., 5.00%, 12/1/2036 (f)	260,000	265,193
Jefferson Parish Economic Development & Port District Revenue, LA Series A, 5.50%, 6/15/2038 (b)	1,175,000	1,180,985
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, LA:
3.50%, 11/1/2032	4,275,000	4,082,025
4.00%, 11/1/2046 (b)	925,000	833,218
5.00%, 11/15/2037 (b)	1,000,000	1,009,520
Series A, 5.00%, 1/1/2049	1,500,000	1,090,864
Louisiana Public Facilities Authority Revenue, LA:
4.00%, 5/15/2041	5,000	5,055
5.00%, 7/1/2047	300,000	301,310
AMT, 5.00%, 9/1/2066	2,445,000	2,392,542
Series A, 5.00%, 6/1/2039 (b)	1,300,000	1,274,425
Series A, 5.00%, 6/1/2041 (b)	2,350,000	2,057,316
Series A, 5.00%, 12/15/2043 (b)	1,350,000	1,312,206
Series A, 5.00%, 7/1/2046	500,000	500,709
Series A, 5.00%, 7/1/2047	2,000,000	1,999,831
Series A, 5.00%, 7/1/2051	385,000	381,013
5.25%, 10/1/2046 (a)	2,590,000	2,638,030
AMT, 5.50%, 9/1/2059	2,405,000	2,486,090
5.63%, 6/1/2037 (b)	420,000	428,194

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
AMT, 5.75%, 9/1/2064	$3,820,000	$4,019,680
Series R-2, AMT, 6.50%, 10/1/2053 (a) (b)	1,000,000	1,065,714
Louisiana Stadium & Exposition District Revenue, LA Series A, 5.00%, 7/1/2048	2,000,000	2,054,145
Parish of St. James Revenue, LA:
Series 2010-B, 6.10%, 12/1/2040 (a) (b)	4,395,000	4,787,342
Series 2010-A, 6.35%, 10/1/2040 (b)	2,000,000	2,172,180
Parish of St. John the Baptist Revenue, LA Series A-3, VRN, 2.20%, 6/1/2037 (a)	2,980,000	2,933,834
Plaquemines Port Harbor & Terminal District Revenue, LA Series A, 9.00%, 12/1/2044 (b)	1,000,000	977,723
		45,485,146
MAINE — 0.1%
Finance Authority of Maine Revenue, ME AMT, 4.63%, 12/1/2047 (a) (b)	650,000	655,536
Maine Health & Higher Educational Facilities Authority Revenue, ME:
Series A, 4.00%, 7/1/2041	100,000	81,211
Series A, 4.00%, 7/1/2046	310,000	243,255
Series A, 5.00%, 7/1/2046	2,045,000	1,879,631
Town of Rumford Revenue, ME 6.88%, 10/1/2026	525,000	526,085
		3,385,718
MARYLAND — 1.2%
City of Baltimore Revenue, MD:
Series A, 4.50%, 9/1/2033	1,325,000	1,316,328
5.00%, 9/1/2027	305,000	309,721
5.00%, 9/1/2028	750,000	760,120
5.00%, 9/1/2031	500,000	504,704
5.00%, 9/1/2039	1,250,000	1,232,827
5.00%, 9/1/2046	250,000	242,957
5.00%, 6/1/2051	550,000	539,620
City of Brunswick, Special Tax Revenue, MD:
4.00%, 7/1/2029	1,470,000	1,447,291
5.00%, 7/1/2036	474,000	477,897
City of Rockville Revenue, MD:
Series A-2, 5.00%, 11/1/2035	500,000	501,242
Series B, 5.00%, 11/1/2042	2,105,000	2,023,317
County of Frederick Revenue, MD Series A, 5.00%, 9/1/2037 (b)	1,500,000	1,471,129
County of Frederick, Special Obligation, MD 3.75%, 7/1/2039	875,000	780,495
Security Description	Principal Amount	Value
County of Frederick, Special Tax Revenue, MD Series C, 4.00%, 7/1/2050 (b)	$980,000	$849,702
County of Prince George's, Special Obligation, MD 5.13%, 7/1/2039 (b)	1,600,000	1,604,142
Maryland Economic Development Corp. Revenue, MD:
VRN, 5.00%, 7/1/2048 (a) (b)	1,000,000	1,010,065
Series A-P3, AMT, 5.00%, 11/12/2028	1,000,000	1,013,017
Series B, AMT, 5.00%, 6/30/2040	3,250,000	3,317,374
Series B, AMT, 5.25%, 6/30/2052	785,000	799,629
Series A, 5.63%, 7/1/2043	1,500,000	1,598,259
Maryland Economic Development Corp., Special Obligation, MD:
3.25%, 9/1/2030	535,000	514,301
4.00%, 9/1/2040	325,000	295,014
4.00%, 9/1/2050	2,520,000	2,080,480
4.38%, 7/1/2036	1,155,000	1,101,433
Maryland Health & Higher Educational Facilities Authority Revenue, MD:
Series A, 3.00%, 7/1/2046	545,000	427,388
5.00%, 7/1/2040	1,000,000	1,000,432
5.00%, 7/1/2045	90,000	90,006
Series A, 5.00%, 7/1/2038	100,000	101,025
Series A, 5.00%, 5/15/2045	2,690,000	2,697,005
Series A, 5.50%, 1/1/2031	100,000	102,435
Series A, 5.50%, 1/1/2036	3,500,000	3,556,170
		33,765,525
MASSACHUSETTS — 0.6%
Collegiate Charter School of Lowell Revenue, MA:
5.00%, 6/15/2039	100,000	100,234
5.00%, 6/15/2054	500,000	485,929
Massachusetts Development Finance Agency Revenue, MA:
Series A, 4.00%, 7/1/2044	2,500,000	2,116,793
Series B, 4.00%, 6/1/2035	2,275,000	1,983,107
Series D, 4.00%, 7/1/2045	350,000	306,859
4.13%, 10/1/2042 (b)	500,000	451,678
5.00%, 10/1/2043	950,000	845,749
5.00%, 7/1/2047	870,000	743,924
5.00%, 7/1/2051 (b)	750,000	637,257
5.00%, 10/1/2057 (b)	2,420,000	2,304,043
Series A, 5.00%, 7/1/2044 (b)	470,000	476,552
Series A, 5.00%, 7/1/2060 (b)	550,000	547,181
Series D, 5.00%, 7/1/2044	1,515,000	1,495,141
Series G, 5.00%, 7/1/2044	1,000,000	942,454
Series L, 5.00%, 7/1/2044	500,000	501,518
Series A, 5.25%, 7/1/2034	10,000	9,468
Series G, 5.25%, 7/1/2052	2,500,000	2,560,855

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.50%, 7/1/2044	$325,000	$302,185
		16,810,927
MICHIGAN — 1.4%
City of Detroit Sewage Disposal System Revenue, MI Series B, National Public Finance Guarantee Corp., 5.50%, 7/1/2029 (f)	130,000	136,005
City of Detroit, General Obligation, MI:
Series A, 4.00%, 4/1/2040	1,440,000	1,331,846
5.00%, 4/1/2031	500,000	517,278
Series A, 5.00%, 4/1/2046	250,000	253,185
5.50%, 4/1/2050	135,000	138,621
Detroit Downtown Development Authority, Special Obligation, MI 5.00%, 7/1/2048	1,615,000	1,654,288
Grand Rapids Economic Development Corp. Revenue, MI:
Series A, 5.00%, 11/1/2047	1,000,000	879,759
Series A, 5.50%, 4/1/2039	3,000,000	2,672,157
Kalamazoo Economic Development Corp. Revenue, MI Series A, 5.00%, 5/15/2055	3,000,000	2,694,758
Michigan Finance Authority Revenue, MI:
Series A, 4.00%, 2/15/2044	2,840,000	2,589,593
Series A, Class 1, 4.00%, 6/1/2049	6,000,000	5,178,595
4.40%, 4/1/2031 (b)	100,000	89,334
4.90%, 4/1/2041 (b)	260,000	203,575
Series A, 5.00%, 11/15/2048	2,350,000	2,374,323
Series B, 5.00%, 7/1/2026	225,000	225,327
Series B, 5.00%, 7/1/2028	100,000	100,137
Series B, 5.00%, 7/1/2033	100,000	100,104
Series B, 5.00%, 7/1/2044	2,575,000	2,575,981
Series D-2, 5.00%, 7/1/2034	400,000	401,278
5.25%, 2/1/2027	215,000	217,587
5.50%, 2/28/2057	2,590,000	2,740,068
Michigan Strategic Fund Revenue, MI:
AMT, VRN, 4.00%, 10/1/2061 (a)	1,000,000	998,158
AMT, Assured Guaranty Municipal Corp., 4.25%, 12/31/2038 (f)	5,000,000	4,773,576
AMT, 5.00%, 6/30/2030	35,000	36,073
AMT, 5.00%, 6/30/2031	665,000	684,483
AMT, 5.00%, 12/31/2032	550,000	562,957
Security Description	Principal Amount	Value
Michigan Tobacco Settlement Finance Authority Revenue, MI:
Series B, Zero Coupon, 6/1/2052	$715,000	$90,144
Series C, Zero Coupon, 6/1/2058	20,900,000	649,261
Saline Economic Development Corp. Revenue, MI 5.50%, 6/1/2047	1,000,000	800,045
Wayne County Airport Authority Revenue, MI:
Series B, Build America Mutual Assurance Corp., 5.00%, 12/1/2039 (f)	700,000	700,497
Series C, AMT, 5.00%, 12/1/2039	550,000	550,027
Series C, AMT, 5.00%, 12/1/2044	285,000	285,006
		37,204,026
MINNESOTA — 0.6%
City of Anoka Revenue, MN 4.75%, 11/1/2035	150,000	142,273
City of Brooklyn Park Revenue, MN:
Series A, 4.75%, 7/1/2025	20,000	19,920
Series A, 5.50%, 7/1/2035	150,000	139,657
City of Forest Lake Revenue, MN:
Series A, 5.00%, 7/1/2041	365,000	335,929
Series A, 5.00%, 7/1/2056	2,125,000	1,819,816
Series A, 5.38%, 8/1/2050	1,000,000	1,004,289
City of Maple Grove Revenue, MN 3.50%, 5/1/2034	100,000	90,354
City of Minneapolis Revenue, MN Series A, 5.00%, 12/1/2047 (b)	300,000	278,397
City of Rochester Revenue, MN:
Series A, 4.50%, 8/1/2042	1,100,000	891,183
Series A, 5.00%, 8/1/2048	1,050,000	858,709
City of St. Cloud Revenue, MN Series A, 5.00%, 4/1/2046	150,000	124,337
City of St. Paul Park Revenue, MN 5.00%, 9/1/2042	145,000	144,457
Cuyuna Range Hospital, Inc. Revenue, MN 5.75%, 5/1/2053	2,500,000	2,542,167
Duluth Economic Development Authority Revenue, MN Series A, 4.25%, 2/15/2048	1,000,000	898,498
Housing & Redevelopment Authority of The City of St. Paul Minnesota Revenue, MN:
Series A, 4.63%, 3/1/2043	235,000	203,820
Series A, 5.00%, 12/1/2041	500,000	501,192

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 9/1/2043	$1,315,000	$1,302,731
Series A, 5.00%, 11/15/2047	995,000	986,649
5.25%, 3/1/2043 (b)	1,205,000	1,196,975
Series A, 5.30%, 7/1/2045	500,000	499,975
5.50%, 3/1/2053 (b)	1,765,000	1,783,903
St. Paul Port Authority Revenue, MN Series 7, 4.50%, 10/1/2037 (b)	255,000	239,711
Woodbury Housing & Redevelopment Authority Revenue, MN 5.00%, 12/1/2029	225,000	225,050
		16,229,992
MISSISSIPPI — 0.4%
County of Warren Revenue, MS Series C, VRN, 1.38%, 8/1/2027 (a)	1,100,000	1,093,718
Mississippi Business Finance Corp. Revenue, MS 4.55%, 12/1/2028	320,000	320,030
Mississippi Development Bank Revenue, MS:
Assured Guaranty Municipal Corp., 3.50%, 9/1/2034 (f)	300,000	280,834
4.00%, 10/1/2035 (b)	500,000	438,583
4.00%, 10/1/2041 (b)	1,000,000	793,176
Mississippi Hospital Equipment & Facilities Authority Revenue, MS:
Series A, 5.00%, 9/1/2041	3,100,000	3,085,900
Series A, 5.00%, 9/1/2046	3,150,000	3,065,827
State of Mississippi Gaming Tax Revenue, MS:
Series A, 5.00%, 10/15/2032	605,000	631,709
Series A, 5.00%, 10/15/2036	500,000	516,787
		10,226,564
MISSOURI — 0.9%
Cape Girardeau County Industrial Development Authority Revenue, MO:
3.00%, 3/1/2046	370,000	278,079
4.00%, 3/1/2041	120,000	116,388
4.00%, 3/1/2046	100,000	93,860
Cape Girardeau County Industrial Development Authority, Special Obligation, MO 5.75%, 5/1/2054 (b)	3,000,000	2,779,738
City of Jennings Revenue, MO 5.00%, 11/1/2049 (e)	106,256	19,126
City of St. Ann, Special Obligation, MO Series A, 4.63%, 11/1/2030 (b)	75,000	73,040
County of Boone Revenue, MO:
4.00%, 8/1/2038	150,000	107,680
5.00%, 8/1/2029	70,000	64,806
5.00%, 8/1/2030	530,000	483,206
Security Description	Principal Amount	Value
Health & Educational Facilities Authority of the State of Missouri Revenue, MO:
3.00%, 6/1/2053	$2,475,000	$1,753,542
4.00%, 6/1/2053	450,000	388,834
Series C, 4.00%, 11/15/2049	1,000,000	868,598
4.25%, 8/1/2035	280,000	267,482
4.25%, 12/1/2042 (b)	450,000	395,885
Series A, 5.00%, 2/1/2036	650,000	651,875
Series A, 5.00%, 2/1/2042	115,000	115,987
Series A, 5.25%, 2/1/2048	1,070,000	1,100,273
Series A, 5.25%, 2/1/2054	640,000	649,919
I-470 Western Gateway Transportation Development District Revenue, MO Series A, 5.25%, 12/1/2048 (b)	1,000,000	990,767
Industrial Development Authority of St. Joseph Missouri Revenue, MO Series A, 4.63%, 1/1/2045	830,000	619,121
Industrial Development Authority of the City of St. Louis Missouri Revenue, MO:
Series A, 4.75%, 11/15/2047	1,625,000	1,396,786
Series A, 5.50%, 6/15/2042 (b)	500,000	470,132
Series A, 5.63%, 6/15/2053 (b)	400,000	372,230
Series A, 5.75%, 6/15/2054	500,000	502,155
Kansas City Industrial Development Authority Revenue, MO:
Series D, 2.00%, 11/15/2046	200,616	9,324
Series A-1, 5.00%, 6/1/2046 (b)	1,950,000	1,898,179
Series B, AMT, 5.00%, 3/1/2033	760,000	788,277
Series B, 5.00%, 11/15/2046	449,515	304,155
Kirkwood Industrial Development Authority Revenue, MO Series A, 5.25%, 5/15/2050	3,000,000	2,604,820
Lees Summit Industrial Development Authority Revenue, MO:
Series A, 5.00%, 8/15/2032	730,000	734,791
Series A, 5.00%, 8/15/2051	1,000,000	867,822
Lees Summit Industrial Development Authority, Special Assessment, MO 6.00%, 5/1/2042	435,000	395,543
Missouri Development Finance Board Revenue, MO Series C, 3.50%, 3/1/2031	265,000	253,861

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
St. Louis County Industrial Development Authority Revenue, MO:
5.00%, 9/1/2042	$150,000	$148,751
Series A, 5.00%, 12/1/2025	45,000	44,928
Series A, 5.00%, 9/1/2038	350,000	353,958
Series A, 5.25%, 9/1/2045 (b)	3,000,000	2,902,942
St. Louis Land Clearance for Redevelopment Authority Revenue, MO 5.00%, 6/1/2040	210,000	210,356
		26,077,216
MONTANA — 0.2%
City of Forsyth Revenue, MT:
Series B, 3.88%, 3/1/2034	4,150,000	4,016,198
Series A, VRN, 3.90%, 3/1/2031 (a)	680,000	670,739
City of Kalispell Revenue, MT Series A, 5.25%, 5/15/2047	100,000	87,574
City of Missoula Water System Revenue, MT Series A, 4.00%, 7/1/2044	210,000	202,399
Montana Facility Finance Authority Revenue, MT Series B, 5.00%, 7/1/2048	325,000	326,506
		5,303,416
NEBRASKA — 0.1%
Central Plains Energy Project Revenue, NE:
Series A, 5.00%, 9/1/2028	700,000	727,430
Series A, 5.00%, 9/1/2036	1,140,000	1,209,360
		1,936,790
NEVADA — 0.4%
Carson City Revenue, NV Series A, 5.00%, 9/1/2047	250,000	250,912
City of Las Vegas Special Improvement District No. 816, Special Assessment, NV 3.13%, 6/1/2051	210,000	143,881
City of Las Vegas Special Improvement District No. 817, Special Assessment, NV 6.00%, 6/1/2053	1,000,000	1,042,342
City of Reno, Special Assessment, NV 5.25%, 6/1/2054 (b)	500,000	483,013
City of Sparks Revenue, NV Series A, 2.75%, 6/15/2028 (b)	75,000	72,943
Clark County School District, General Obligation, NV:
Series C, 3.00%, 6/15/2030	120,000	118,004
Series A, 4.00%, 6/15/2035	500,000	501,278
County of Clark Revenue, NV 2.10%, 6/1/2031	395,000	339,885
Security Description	Principal Amount	Value
State of Nevada Department of Business & Industry Revenue, NV:
Series A, 4.50%, 12/15/2029 (b)	$500,000	$500,695
Series A, 5.00%, 12/15/2038 (b)	750,000	750,489
AMT, 5.75%, 2/15/2038 (b) (e)	1,007,459	4,131
5.88%, 12/15/2027 (b) (e)	405,542	41
6.25%, 12/15/2037 (b) (e)	1,791,611	179
AMT, 6.95%, 2/15/2038 (b) (e)	900,865	3,693
Series 2025A, AMT, 9.50%, 1/1/2065 (a) (b)	2,600,000	2,590,158
Tahoe-Douglas Visitors Authority Revenue, NV 5.00%, 7/1/2040	3,475,000	3,533,520
		10,335,164
NEW HAMPSHIRE — 1.0%
New Hampshire Business Finance Authority Revenue, NH:
Series B, AMT, VRN, 3.75%, 7/1/2045 (a) (b)	4,950,000	4,184,521
4.00%, 1/1/2051	1,330,000	1,040,086
Series 1-A, 4.13%, 1/20/2034	7,828,953	7,804,701
Series C, AMT, 4.88%, 11/1/2042 (b)	1,855,000	1,757,280
5.00%, 7/1/2031 (b)	915,000	911,181
5.00%, 7/1/2041 (b)	1,855,000	1,704,317
Series C, 5.25%, 7/1/2054	3,500,000	3,527,047
New Hampshire Health & Education Facilities Authority Act Revenue, NH:
4.00%, 7/1/2037 (b)	4,000,000	3,575,126
5.00%, 10/1/2038	2,000,000	1,993,479
		26,497,738
NEW JERSEY — 1.8%
Bayonne Redevelopment Agency Revenue, NJ Series A, 5.38%, 11/1/2035	370,000	317,114
City of Atlantic City, General Obligation, NJ 5.00%, 12/1/2025	120,000	119,635
New Jersey Economic Development Authority Revenue, NJ:
Series B, Assured Guaranty Corp., Zero Coupon, 7/1/2027 (f)	160,000	147,238
Series A, 3.38%, 7/1/2030	555,000	530,853
Series C, 4.00%, 6/15/2047	155,000	139,556
Series MMM, 4.00%, 6/15/2036	335,000	330,989
Series QQQ, 4.00%, 6/15/2050	210,000	187,840
Series A, 4.13%, 7/1/2030	110,000	105,281

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series XX, 4.38%, 6/15/2027	$175,000	$175,254
AMT, 5.00%, 10/1/2037	100,000	101,405
AMT, 5.00%, 10/1/2047	3,745,000	3,688,976
Series A, 5.00%, 6/1/2036	490,000	491,142
Series A, 5.00%, 11/1/2044	500,000	508,901
Series A, 5.00%, 6/15/2047	510,000	511,891
Series C, 5.00%, 6/15/2047	365,000	366,353
Series PP, 5.00%, 6/15/2025	100,000	100,077
Series WW, 5.00%, 6/15/2035	500,000	502,244
Series WW, 5.00%, 6/15/2036	240,000	241,077
Series WW, 5.00%, 6/15/2037	390,000	391,750
AMT, Assured Guaranty Municipal Corp., 5.13%, 1/1/2039 (f)	720,000	721,405
5.25%, 9/15/2029	45,000	45,046
5.25%, 1/1/2044	750,000	712,646
Series B, AMT, 5.63%, 11/15/2030	2,500,000	2,503,136
New Jersey Economic Development Authority, NJ Zero Coupon, 11/1/2031 (h)	1,000,000	—
New Jersey Educational Facilities Authority Revenue, NJ:
Series A, 3.00%, 7/1/2050	655,000	473,132
Series G, 3.50%, 7/1/2031	215,000	211,959
Series B, 5.00%, 9/1/2036	300,000	304,562
Series B, 5.50%, 9/1/2032	150,000	153,976
New Jersey Health Care Facilities Financing Authority Revenue, NJ:
4.00%, 7/1/2039	520,000	501,421
4.00%, 7/1/2048	175,000	150,416
5.00%, 7/1/2041	2,000,000	2,006,906
New Jersey Transportation Trust Fund Authority Revenue, NJ:
Series A, Zero Coupon, 12/15/2030	265,000	216,933
Series A, Zero Coupon, 12/15/2033	285,000	205,171
Series A, Zero Coupon, 12/15/2035	615,000	401,249
Series C, American Municipal Bond Assurance Corp., Zero Coupon, 12/15/2028 (f)	70,000	61,918
Series AA, 3.75%, 6/15/2033	500,000	492,106
Series AA, 4.00%, 6/15/2040	2,660,000	2,522,498
Series AA, 4.00%, 6/15/2045	3,000,000	2,738,333
Series BB, 4.00%, 6/15/2036	200,000	197,252
Series BB, 4.00%, 6/15/2044	4,140,000	3,803,934
Series A, 5.00%, 12/15/2028	100,000	106,574
Series A, 5.00%, 12/15/2029	350,000	371,017
Series BB, 5.00%, 6/15/2046	4,250,000	4,375,038
Series BB, 5.00%, 6/15/2050	500,000	538,817
New Jersey Turnpike Authority Revenue, NJ:
Series A, 4.00%, 1/1/2042	2,000,000	1,936,287
Security Description	Principal Amount	Value
Series B, 5.25%, 1/1/2049	$5,000,000	$5,351,231
Newark Housing Authority Revenue, NJ National Public Finance Guarantee Corp., 5.00%, 1/1/2032 (f)	435,000	457,622
Passaic County Improvement Authority Revenue, NJ Series 2023A, 5.00%, 7/1/2044	375,000	374,570
South Jersey Port Corp. Revenue, NJ:
Series B, AMT, 5.00%, 1/1/2036	150,000	152,709
Series B, AMT, 5.00%, 1/1/2048	500,000	492,828
Tobacco Settlement Financing Corp. Revenue, NJ:
Series A, 5.00%, 6/1/2029	175,000	181,362
Series A, 5.00%, 6/1/2046	780,000	778,936
Series B, 5.00%, 6/1/2046	5,130,000	5,012,405
Series A, 5.25%, 6/1/2046	1,905,000	1,920,871
		49,431,842
NEW MEXICO — 0.3%
City of Farmington Revenue, NM Series B, 2.15%, 4/1/2033	3,135,000	2,584,407
City of Santa Fe Revenue, NM Series A, 5.00%, 5/15/2044	330,000	323,745
Mariposa East Public Improvement District, Special Assessment, NM Series C, 5.90%, 9/1/2032	135,000	127,930
New Mexico Hospital Equipment Loan Council Revenue, NM Series A, 5.00%, 7/1/2049	500,000	457,968
Winrock Town Center Tax Increment Development District No. 1, Special Obligation, NM 4.25%, 5/1/2040 (b)	4,000,000	3,659,303
		7,153,353
NEW YORK — 8.4%
Babylon L D Corp. II Revenue, NY Series A, 6.65%, 2/1/2053	250,000	253,613
Brookhaven Local Development Corp. Revenue, NY Series A, 5.00%, 10/1/2050	2,410,000	2,464,383
Brooklyn Arena Local Development Corp. Revenue, NY:
Zero Coupon, 7/15/2047	440,000	146,830
Series A, 5.00%, 7/15/2042	4,250,000	4,284,925

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Buffalo & Erie County Industrial Land Development Corp. Revenue, NY 5.25%, 7/1/2035	$500,000	$492,397
Build NYC Resource Corp. Revenue, NY:
AMT, 5.00%, 1/1/2035 (b)	265,000	265,141
5.00%, 11/1/2039	250,000	150,000
5.00%, 8/1/2047	1,040,000	991,001
Series A, 5.00%, 6/1/2047 (b)	150,000	142,052
Series A, 5.00%, 6/15/2051 (b)	1,500,000	1,404,555
Series B-1, 5.00%, 6/1/2055 (b)	1,215,000	1,022,050
5.25%, 11/1/2034	250,000	150,000
Series A, 5.25%, 6/15/2043 (b)	1,050,000	1,064,196
Series A1, 5.25%, 6/1/2040 (b)	720,000	694,045
5.50%, 11/1/2044	895,000	537,000
Series A1, 5.50%, 6/1/2055 (b)	610,000	554,672
5.75%, 6/1/2042 (b)	1,000,000	1,029,098
Series B, 7.00%, 4/15/2053 (b)	2,000,000	2,222,475
City of Poughkeepsie, General Obligation, NY 5.00%, 6/1/2031	600,000	606,717
County of Sullivan, Special Assessment, NY Series A-2, 5.35%, 11/1/2049 (b)	2,000,000	1,984,156
Dutchess County Local Development Corp. Revenue, NY:
Series B, 4.00%, 7/1/2037	2,140,000	2,077,003
Series B, 4.00%, 7/1/2044	400,000	362,068
Series B, 4.00%, 7/1/2049	400,000	352,289
Series A, 5.00%, 7/1/2045	725,000	725,744
Series A, 5.00%, 7/1/2051	800,000	800,097
Erie Tobacco Asset Securitization Corp. Revenue, NY:
Series C, Zero Coupon, 6/1/2050 (b)	20,250,000	2,528,646
Series A, 5.00%, 6/1/2038	175,000	161,746
Series A, 5.00%, 6/1/2045	3,635,000	3,255,627
Glen Cove Local Economic Assistance Corp. Revenue, NY:
Series B, Zero Coupon, 1/1/2045	1,775,000	478,800
Series A, 5.00%, 1/1/2056	3,500,000	2,847,509
Series C, 5.63%, 1/1/2055 (a)	620,000	551,153
Hempstead Town Local Development Corp. Revenue, NY Series A, 5.53%, 2/1/2040	850,000	807,007
Security Description	Principal Amount	Value
Jefferson County Civic Facility Development Corp. Revenue, NY Series A, 5.00%, 11/1/2037	$2,800,000	$2,676,639
Long Island Power Authority Revenue, NY:
Series A, 3.00%, 9/1/2040	540,000	440,755
Series A, 5.00%, 9/1/2037	540,000	576,739
Series A, 5.00%, 9/1/2038	485,000	515,032
Metropolitan Transportation Authority Revenue, NY:
Series C-2, Zero Coupon, 11/15/2027	715,000	653,999
Series C-2, Zero Coupon, 11/15/2032	300,000	223,144
Series D, 3.00%, 11/15/2032	215,000	192,229
Series C1, 3.25%, 11/15/2036	290,000	246,788
Series A-1, Assured Guaranty Municipal Corp., 4.00%, 11/15/2041 (f)	10,000	9,428
Series D, 4.00%, 11/15/2042	6,120,000	5,542,237
Series E, 4.00%, 11/15/2045	1,500,000	1,348,133
Series A-1, 5.00%, 11/15/2040	560,000	561,362
Series A-1, 5.00%, 11/15/2047	520,000	523,952
Series B, 5.00%, 11/15/2026	115,000	118,805
Series B, 5.00%, 11/15/2037	625,000	632,825
Series C1, 5.00%, 11/15/2031	425,000	427,772
Monroe County Industrial Development Corp. Revenue, NY:
5.00%, 1/1/2040	590,000	545,939
5.00%, 1/1/2050	500,000	429,537
Series A, 5.00%, 7/1/2054 (b)	2,000,000	1,937,710
Series A, 5.00%, 7/1/2059 (b)	1,000,000	956,530
Nassau County Local Economic Assistance Corp. Revenue, NY:
Series A, 4.00%, 7/1/2033	750,000	736,821
Series A, 5.00%, 7/1/2043	1,240,000	1,245,071
Nassau County Tobacco Settlement Corp. Revenue, NY:
Series A-3, 5.00%, 6/1/2035	2,385,000	2,165,430
Series A-3, 5.13%, 6/1/2046	1,380,000	1,187,992
Series A2, 5.25%, 6/1/2026 (a)	1,214,867	1,194,203
New York City Housing Development Corp. Revenue, NY:
Series E, 4.38%, 12/15/2031	440,000	445,921
Series F, 5.25%, 12/15/2031	500,000	509,044
New York City Industrial Development Agency Revenue, NY:
Assured Guaranty Corp., Zero Coupon, 3/1/2033 (f)	530,000	380,723

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Assured Guaranty Corp., Zero Coupon, 3/1/2036 (f)	$340,000	$208,837
Assured Guaranty Corp., Zero Coupon, 3/1/2045 (f)	575,000	206,864
5.75%, 10/1/2037 (e)	1,000,000	640,000
New York Convention Center Development Corp. Revenue, NY:
Series B, Zero Coupon, 11/15/2045	700,000	239,967
5.00%, 11/15/2045	2,170,000	2,175,912
New York Counties Tobacco Trust IV Revenue, NY:
Series A, 5.00%, 6/1/2042	1,545,000	1,395,129
Series A, 5.00%, 6/1/2045	1,000,000	877,428
New York Counties Tobacco Trust V Revenue, NY Zero Coupon, 6/1/2055	10,000,000	840,419
New York Counties Tobacco Trust VI Revenue, NY:
Series C, 2.45%, 6/1/2042	270,000	269,464
Series C, 3.75%, 6/1/2045	225,000	171,220
Series A-2B, 5.00%, 6/1/2045	1,000,000	892,383
New York Liberty Development Corp. Revenue, NY:
Class 1-3, 5.00%, 11/15/2044 (b)	15,300,000	15,333,506
Class 2-3, 5.15%, 11/15/2034 (b)	4,145,000	4,156,452
Class 3-3, 7.25%, 11/15/2044 (b)	2,815,000	2,822,934
New York State Dormitory Authority Revenue, NY:
Series A, 3.00%, 7/1/2031	1,800,000	1,617,302
Series A, 3.00%, 7/1/2033	2,150,000	1,856,241
Series A, 4.00%, 9/1/2040	1,870,000	1,734,407
Series A, 4.00%, 9/1/2045	1,500,000	1,330,150
Series A, 4.00%, 9/1/2050	565,000	483,931
Series A, 5.00%, 8/1/2032	130,000	133,043
Series A, 5.00%, 7/1/2040	1,305,000	1,304,882
Series A, 5.00%, 7/1/2046	850,000	856,142
National Public Finance Guarantee Corp., 5.25%, 7/1/2031 (f)	265,000	268,696
5.25%, 10/1/2049	1,340,000	1,365,615
Series A, 5.25%, 5/1/2054	2,500,000	2,608,639
American Municipal Bond Assurance Corp., 5.50%, 7/1/2035 (f)	235,000	244,362
Series A, 5.50%, 5/1/2056	3,000,000	3,189,446
New York State Environmental Facilities Corp. Revenue, NY:
Series R-1, AMT, VRN, 2.75%, 9/1/2050 (a)	3,475,000	3,455,720
Series R-2, AMT, 5.13%, 9/1/2050 (a) (b)	570,000	594,887
Security Description	Principal Amount	Value
New York State Thruway Authority Revenue, NY Series N, 3.00%, 1/1/2049	$510,000	$373,294
New York Transportation Development Corp. Revenue, NY:
AMT, 2.25%, 8/1/2026	165,000	161,775
AMT, 3.00%, 8/1/2031	1,030,000	949,419
AMT, 4.00%, 4/30/2053	5,005,000	4,083,234
Series A-P3, AMT, 4.00%, 7/1/2031	2,100,000	2,066,078
Series A-P3, AMT, Assured Guaranty Municipal Corp., 4.00%, 7/1/2037 (f)	100,000	96,651
Series A-P3, AMT, 4.00%, 7/1/2041	5,030,000	4,460,650
Series C, 4.00%, 12/1/2040	1,625,000	1,534,543
AMT, 4.38%, 10/1/2045	5,000,000	4,664,175
AMT, 5.00%, 8/1/2031	3,930,000	3,934,623
AMT, 5.00%, 1/1/2036	2,910,000	2,959,380
AMT, 5.00%, 10/1/2040	7,875,000	8,007,415
AMT, 5.00%, 12/1/2040	2,000,000	2,029,313
Series A, AMT, 5.00%, 12/1/2032	1,250,000	1,302,149
Series A, AMT, 5.00%, 12/1/2035	2,210,000	2,276,133
Series A-P3, AMT, 5.00%, 7/1/2030	170,000	170,033
Series A-P3, AMT, 5.00%, 7/1/2041	515,000	515,065
Series C, 5.00%, 12/1/2033	1,000,000	1,063,824
AMT, 5.25%, 8/1/2031	3,770,000	3,903,573
AMT, 5.25%, 6/30/2049	1,085,000	1,109,105
AMT, Assured Guaranty Municipal Corp., 5.25%, 6/30/2060 (f)	5,750,000	5,851,503
Series A-P3, AMT, 5.25%, 1/1/2050	3,675,000	3,674,853
AMT, 5.38%, 8/1/2036	3,050,000	3,146,870
AMT, 5.38%, 6/30/2060	6,985,000	7,102,838
AMT, 5.50%, 6/30/2054	1,300,000	1,343,769
AMT, 5.50%, 6/30/2060	2,000,000	2,064,677
Series A, AMT, 5.50%, 12/31/2054	5,855,000	6,089,425
Series A, AMT, 5.50%, 12/31/2060	1,640,000	1,704,443
AMT, 5.63%, 4/1/2040	9,000,000	9,450,654
AMT, 6.00%, 4/1/2035	2,000,000	2,196,961
AMT, 6.00%, 6/30/2054	2,160,000	2,296,422
Oneida Indian Nation of New York Revenue, NY Series B, 6.00%, 9/1/2043 (b)	250,000	269,669
Onondaga Civic Development Corp. Revenue, NY Series A, 5.38%, 8/1/2054	470,000	417,939

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Port Authority of New York & New Jersey Revenue, NY AMT, 4.00%, 11/1/2059	$610,000	$516,834
Ramapo Local Development Corp. Revenue, NY 5.00%, 3/15/2041	385,000	376,811
Suffolk Regional Off-Track Betting Co. Revenue, NY:
5.75%, 12/1/2044	2,500,000	2,555,322
6.00%, 12/1/2053	1,500,000	1,540,846
Suffolk Tobacco Asset Securitization Corp. Revenue, NY Series A2, 4.00%, 6/1/2050	500,000	436,933
Syracuse Industrial Development Agency Revenue, NY:
Series A, AMT, 5.00%, 1/1/2030	150,000	116,681
Series A, AMT, 5.00%, 1/1/2031	2,070,000	1,594,290
Series A, AMT, 5.00%, 1/1/2032	100,000	76,345
Series A, AMT, 5.00%, 1/1/2033	150,000	113,807
TSASC, Inc. Revenue, NY:
Series A, 5.00%, 6/1/2029	535,000	551,110
Series B, 5.00%, 6/1/2045	2,000,000	1,844,457
Series B, 5.00%, 6/1/2048	5,950,000	5,453,307
Westchester County Healthcare Corp. Revenue, NY Series A, 5.00%, 11/1/2044	324,000	300,781
Westchester County Industrial Development Agency Revenue, NY Series A, AMT, 7.00%, 6/1/2046 (b)	700,000	729,432
Westchester County Local Development Corp. Revenue, NY:
3.75%, 11/1/2037	275,000	232,318
Series A, 4.50%, 7/1/2056 (b)	3,000,000	2,597,951
5.00%, 11/1/2046	2,665,000	2,463,467
Series A, 5.00%, 7/1/2036 (b)	3,015,000	3,105,286
6.25%, 11/1/2052	1,585,000	1,733,764
Westchester Tobacco Asset Securitization Corp. Revenue, NY Series C, 5.13%, 6/1/2051	165,000	143,507
		230,859,437
NORTH CAROLINA — 0.7%
North Carolina Department of Transportation Revenue, NC:
AMT, 5.00%, 12/31/2037	250,000	250,344
AMT, 5.00%, 6/30/2054	575,000	570,966
North Carolina Medical Care Commission Revenue, NC:
Series A, 4.00%, 7/1/2044	500,000	431,171
Security Description	Principal Amount	Value
Series A, 4.00%, 3/1/2051	$1,500,000	$1,229,637
Series A, 4.00%, 11/1/2052	2,555,000	2,268,397
5.00%, 7/1/2045	500,000	355,917
Series A, 5.00%, 7/1/2044	500,000	491,851
Series B, 5.00%, 9/1/2054	1,340,000	1,308,545
5.25%, 12/1/2049	1,500,000	1,577,790
5.25%, 12/1/2054	1,500,000	1,564,827
North Carolina Turnpike Authority Revenue, NC:
5.00%, 1/1/2049	3,000,000	3,044,350
Series A, 5.00%, 7/1/2047	1,300,000	1,305,692
Series A, Assured Guaranty Municipal Corp., 5.00%, 1/1/2058 (f)	5,535,000	5,694,578
		20,094,065
NORTH DAKOTA — 0.4%
City of Grand Forks Revenue, ND:
4.00%, 12/1/2037	1,600,000	1,478,048
4.00%, 12/1/2038	2,300,000	2,099,680
County of Ward Revenue, ND Series C, 5.00%, 6/1/2053	6,750,000	6,402,598
University of North Dakota, Certificate Participation, ND Series A, Assured Guaranty Municipal Corp., 2.50%, 6/1/2054 (f)	500,000	288,375
Williston Parks & Recreation District Revenue, ND Series A, 4.00%, 3/1/2032	75,000	71,508
		10,340,209
OHIO — 4.3%
Akron Bath Copley Joint Township Hospital District Revenue, OH 4.00%, 11/15/2038	600,000	558,238
Buckeye Tobacco Settlement Financing Authority Revenue, OH:
Series B-3, Class 2, Zero Coupon, 6/1/2057	20,000,000	1,986,294
Series A-2, Class 1, 3.00%, 6/1/2048	2,000,000	1,437,176
Series A-2, Class 1, 5.00%, 6/1/2035	540,000	561,599
Series B-2, Class 2, 5.00%, 6/1/2055	48,325,000	42,594,568
City of Centerville Revenue, OH 5.25%, 11/1/2047	3,190,000	3,002,353
City of Chillicothe Revenue, OH 5.00%, 12/1/2037	285,000	288,797
City of Cleveland Revenue, OH 5.38%, 9/15/2027	1,320,000	1,321,419

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Cleveland-Cuyahoga County Port Authority, Special Obligation, OH Series B, 4.50%, 12/1/2055 (b)	$1,100,000	$910,749
County of Allen Hospital Facilities Revenue, OH Series A, 4.00%, 11/1/2044	690,000	624,331
County of Butler Revenue, OH 5.00%, 11/15/2045	2,000,000	1,963,998
County of Cuyahoga Revenue, OH:
5.00%, 2/15/2057	200,000	189,396
5.25%, 2/15/2047	2,000,000	1,966,091
5.50%, 2/15/2052	3,000,000	3,014,676
County of Franklin Revenue, OH:
5.25%, 7/1/2041	1,000,000	1,023,678
5.50%, 7/1/2041	1,500,000	1,565,887
County of Hamilton Revenue, OH:
Series A, 3.75%, 8/15/2050	750,000	642,107
5.00%, 1/1/2051	750,000	718,553
County of Lucas Revenue, OH:
Series A, Assured Guaranty Municipal Corp., 4.13%, 11/15/2042 (f)	600,000	563,287
Series A, 5.25%, 11/15/2048	4,585,000	4,610,655
County of Miami Revenue, OH 5.00%, 8/1/2045	2,000,000	2,025,187
County of Montgomery Revenue, OH:
Series A, 5.00%, 11/15/2034	3,460,000	3,573,172
5.25%, 9/1/2049	1,100,000	1,132,495
Series A, 6.25%, 4/1/2049 (b) (e)	401,671	20,084
County of Muskingum Revenue, OH:
5.00%, 2/15/2033	1,000,000	1,003,785
5.00%, 2/15/2044	200,000	195,518
5.00%, 2/15/2048	4,390,000	4,283,789
County of Washington Revenue, OH 6.38%, 12/1/2037	2,000,000	2,141,556
Franklin County Convention Facilities Authority Hotel Project Revenue, OH:
5.00%, 12/1/2044	670,000	635,322
5.00%, 12/1/2051	2,060,000	1,902,156
Jefferson County Port Authority Revenue, OH 5.00%, 12/1/2053 (a) (b)	3,115,000	3,160,374
Ohio Air Quality Development Authority Revenue, OH:
Series B, AMT, VRN, 2.60%, 6/1/2041 (a)	200,000	186,467
Series A, 3.25%, 9/1/2029	3,000,000	2,927,328
AMT, 4.25%, 1/15/2038 (b)	215,000	209,211
Security Description	Principal Amount	Value
Series A, AMT, VRN, 4.25%, 11/1/2039 (a)	$3,990,000	$4,029,301
AMT, 4.50%, 1/15/2048 (b)	4,700,000	4,359,649
AMT, 5.00%, 7/1/2049 (b)	8,255,000	7,493,456
Ohio Higher Educational Facility Commission Revenue, OH:
3.25%, 12/1/2036	100,000	90,664
4.00%, 10/1/2050	1,000,000	806,758
Series A, 5.00%, 12/1/2050	1,000,000	928,080
Port of Greater Cincinnati Development Authority Revenue, OH Series B, 5.00%, 12/1/2046	240,000	225,036
Southeastern Ohio Port Authority Revenue, OH:
5.00%, 12/1/2043	2,465,000	2,141,221
5.50%, 12/1/2043	400,000	369,401
Summit County Development Finance Authority Revenue, OH:
5.63%, 12/1/2048	2,000,000	2,117,891
6.00%, 12/1/2058	3,000,000	3,224,230
		118,725,983
OKLAHOMA — 0.5%
Oklahoma Development Finance Authority Revenue, OK:
5.00%, 7/1/2035	580,000	570,550
Series B, 5.00%, 8/15/2028	400,000	414,143
Series B, 5.00%, 8/15/2033	3,000,000	3,072,225
Series B, 5.00%, 8/15/2038	350,000	354,629
Series B, 5.25%, 8/15/2043	5,000,000	5,068,796
Series B, 5.50%, 8/15/2057	2,500,000	2,530,948
Payne County Economic Development Authority Revenue, OK:
Series B2, 4.75%, 11/1/2023 (e)	199,640	689
Series A, 6.88%, 11/1/2046 (e)	33,274	115
Tulsa Airports Improvement Trust Revenue, OK:
AMT, VRN, 5.00%, 6/1/2035 (a)	1,000,000	1,001,031
Series B, AMT, 5.50%, 12/1/2035	700,000	701,185
Series C, AMT, 5.50%, 12/1/2035	1,500,000	1,502,540
		15,216,851
OREGON — 0.4%
Astoria Hospital Facilities Authority Revenue, OR 5.25%, 8/1/2049	1,050,000	1,081,729
Hospital Facilities Authority of Multnomah County Oregon Revenue, OR:
Series A, 4.00%, 12/1/2051	1,155,000	868,215

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series A, 4.00%, 12/1/2056	$2,500,000	$1,813,734
Oregon State Facilities Authority Revenue, OR Series A, 5.00%, 6/1/2046	1,000,000	1,002,512
Polk County Hospital Facility Authority Revenue, OR Series A, 5.38%, 7/1/2045	1,630,000	1,627,465
Port of Portland Airport Revenue, OR Series 27-A, AMT, 5.00%, 7/1/2038	605,000	623,414
Salem Hospital Facility Authority Revenue, OR:
4.00%, 5/15/2040	710,000	641,785
4.00%, 5/15/2057	1,500,000	1,149,314
Yamhill County Hospital Authority Revenue, OR:
Series A, 5.00%, 11/15/2036	300,000	288,913
Series A, 5.00%, 11/15/2046	640,000	564,212
Series A, 5.00%, 11/15/2051	2,200,000	1,878,431
Series A, 5.00%, 11/15/2056	500,000	421,385
		11,961,109
PENNSYLVANIA — 3.7%
Allegheny County Airport Authority Revenue, PA Series A, AMT, 5.00%, 1/1/2051	625,000	626,770
Allegheny County Sanitary Authority Revenue, PA 5.00%, 12/1/2045	950,000	957,168
Allentown Commercial & Industrial Development Authority Revenue, PA:
5.00%, 7/1/2050 (b)	1,250,000	1,188,829
5.00%, 7/1/2059 (b)	3,750,000	3,494,891
Allentown Neighborhood Improvement Zone Development Authority Revenue, PA:
5.00%, 5/1/2042 (b)	12,355,000	12,123,900
Series A, 5.25%, 5/1/2042 (b)	400,000	397,654
6.25%, 5/1/2042 (b)	1,000,000	985,279
Berks County Municipal Authority Revenue, PA:
Series B-1, Zero Coupon, 6/30/2044 (d)	3,866,000	2,847,184
Series A-3, 5.00%, 6/30/2039	9,828,000	9,512,775
Series A-2A, 6.00%, 6/30/2034	582,000	627,264
Bucks County Industrial Development Authority Revenue, PA:
5.00%, 7/1/2037	2,565,000	2,629,513
5.00%, 7/1/2039	2,850,000	2,898,930
Centre County Hospital Authority Revenue, PA Series A, 3.75%, 11/15/2041	385,000	336,888
Security Description	Principal Amount	Value
Chambersburg Area Municipal Authority Revenue, PA 6.00%, 10/1/2048	$500,000	$481,624
Chester County Health & Education Facilities Authority Revenue, PA 5.00%, 12/1/2051	975,000	731,395
City of Philadelphia Water & Wastewater Revenue, PA:
Series A, 5.00%, 11/1/2045	500,000	516,577
Series A, 5.00%, 10/1/2047	545,000	553,814
County of Lehigh Revenue, PA:
Series A, 4.00%, 7/1/2049	2,000,000	1,758,519
Series A, 5.00%, 7/1/2027	155,000	160,791
Cumberland County Municipal Authority Revenue, PA 5.00%, 1/1/2038	100,000	100,014
Dauphin County General Authority Revenue, PA:
5.00%, 10/15/2027 (b)	365,000	342,807
6.25%, 10/15/2053 (b)	2,800,000	2,109,474
Delaware County Authority Revenue, PA:
4.00%, 8/1/2040	100,000	97,945
4.00%, 8/1/2045	170,000	159,867
5.25%, 10/1/2032	115,000	113,889
Delaware County Industrial Development Authority Revenue, PA Series A, 5.13%, 6/1/2046 (b)	995,000	959,472
Delaware River Joint Toll Bridge Commission Revenue, PA 5.00%, 7/1/2042	500,000	509,514
Delaware Valley Regional Finance Authority Revenue, PA 5.75%, 7/1/2032	995,000	1,127,897
Doylestown Hospital Authority Revenue, PA:
Series A, 5.00%, 7/1/2046	110,000	110,540
Series A, 5.00%, 7/1/2049	2,375,000	2,393,316
DuBois Hospital Authority Revenue, PA 5.00%, 7/15/2043	2,000,000	1,886,066
Geisinger Authority Revenue, PA Series A, 4.00%, 4/1/2050	2,500,000	2,180,462
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue, PA:
5.00%, 7/1/2026	325,000	329,125
5.00%, 7/1/2031	845,000	858,689
Lancaster County Hospital Authority Revenue, PA:
5.00%, 3/1/2045	390,000	332,472
Series A, 5.00%, 12/1/2047	100,000	82,244
5.13%, 7/1/2037	390,000	386,104
5.25%, 7/1/2041	180,000	176,392

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Lancaster Municipal Authority Revenue, PA:
Series A, 5.00%, 12/1/2045	$1,000,000	$1,012,631
Series A, 5.00%, 5/1/2049	900,000	916,685
Series A, 5.00%, 12/1/2055	1,250,000	1,240,002
Lehigh County General Purpose Authority Revenue, PA:
3.25%, 11/1/2041	140,000	109,077
4.00%, 11/1/2041	250,000	224,516
Monroe County Industrial Development Authority, Special Obligation, PA 6.88%, 7/1/2033 (b)	170,000	167,511
Montgomery County Higher Education & Health Authority Revenue, PA:
5.00%, 12/1/2032	250,000	254,477
Series A, 5.00%, 10/1/2026	110,000	110,023
Series A, 5.00%, 9/1/2035	300,000	311,530
Montgomery County Industrial Development Authority Revenue, PA:
5.00%, 1/1/2030	1,040,000	1,040,014
5.00%, 11/15/2036	100,000	101,422
5.25%, 1/1/2040	205,000	199,702
Moon Industrial Development Authority Revenue, PA 6.00%, 7/1/2045	1,060,000	828,978
Northampton County General Purpose Authority Revenue, PA:
Series A, 5.00%, 8/15/2046	635,000	636,922
Series A, 5.00%, 8/15/2048	630,000	635,936
Penn Hills School District, General Obligation, PA Build America Mutual Assurance Corp., State Aid Withholding, 3.00%, 10/1/2037 (f)	900,000	800,821
Pennsylvania Economic Development Financing Authority Revenue, PA:
Series A-1, 4.00%, 4/15/2050	3,350,000	3,015,123
5.00%, 12/31/2028	360,000	365,221
5.00%, 12/31/2038	3,820,000	3,841,256
Series C, 5.25%, 12/1/2037 (a)	1,000,000	1,007,997
AMT, 5.45%, 1/1/2051 (a) (b)	600,000	613,531
AMT, 5.75%, 6/30/2048	8,270,000	8,724,326
Series A1, 10.00%, 12/1/2040 (b) (e)	345,000	189,750
Series A2, AMT, 10.00%, 12/1/2040 (b) (e)	345,000	189,750
Security Description	Principal Amount	Value
Pennsylvania Higher Educational Facilities Authority Revenue, PA:
Series AT-1, ETM, 3.00%, 6/15/2045	$615,000	$467,413
5.00%, 5/1/2035	150,000	150,829
5.00%, 5/1/2037	2,000,000	1,596,490
5.00%, 5/1/2042	500,000	372,114
Series A, 5.00%, 11/1/2036	980,000	985,756
Series A, Assured Guaranty Municipal Corp., 5.00%, 5/1/2038 (f)	555,000	580,217
Series A, Assured Guaranty Municipal Corp., 5.00%, 5/1/2039 (f)	495,000	515,511
Series B-2, 5.00%, 11/1/2054	2,000,000	2,037,748
Pennsylvania Turnpike Commission Revenue, PA:
Series A, 4.00%, 12/1/2051	775,000	697,210
Series B, 4.00%, 12/1/2046	500,000	466,488
Series C, 4.00%, 12/1/2038	500,000	499,958
Series 2ND, 5.00%, 12/1/2038	600,000	617,190
Series A-1, 5.00%, 12/1/2037	380,000	391,021
Series A2, 5.00%, 12/1/2028 (a)	405,000	418,299
Series B, 5.00%, 12/1/2040	855,000	858,987
Series B-1, 5.25%, 6/1/2047	550,000	560,654
Philadelphia Authority for Industrial Development Revenue, PA:
Series A, 4.00%, 11/1/2045	2,930,000	2,676,022
5.00%, 6/15/2050	500,000	449,924
Series A, 5.00%, 7/1/2037	290,000	290,249
Series A, 5.00%, 9/1/2037	575,000	585,420
Series A, 5.00%, 7/1/2042	2,000,000	1,938,771
Series A, 5.38%, 6/15/2050 (b)	570,000	531,138
Redevelopment Authority of The County of Washington, Special Obligation, PA 5.00%, 7/1/2028	310,000	310,836
School District of Philadelphia, General Obligation, PA Series F, State Aid Withholding, 5.00%, 9/1/2038	860,000	871,916
Scranton Redevelopment Authority Revenue, PA Series A, 5.00%, 11/15/2028	115,000	115,046
West Shore Area Authority Revenue, PA Series A, 5.00%, 7/1/2030	150,000	150,084
		102,758,546

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
PUERTO RICO — 10.7%
Children's Trust Fund Revenue, PR:
Series A, Zero Coupon, 5/15/2050	$8,000,000	$1,509,350
Series A, Zero Coupon, 5/15/2057	175,000,000	10,937,308
Series B, Zero Coupon, 5/15/2057	13,200,000	761,694
5.50%, 5/15/2039	525,000	527,799
5.63%, 5/15/2043	3,790,000	3,837,439
Commonwealth of Puerto Rico, General Obligation, PR:
Series A1, 4.00%, 7/1/2033	7,000,000	6,853,661
Series A1, 4.00%, 7/1/2035	10,384,000	9,919,591
Series A1, 4.00%, 7/1/2037	9,287,000	8,777,537
Series A1, 4.00%, 7/1/2041	20,107,000	18,386,971
Series A1, 4.00%, 7/1/2046	18,113,000	15,789,968
Series A1, 5.63%, 7/1/2029	5,000,000	5,356,045
Series A1, 5.75%, 7/1/2031	10,000,000	10,986,852
PRIFA Custodial Trust, General Obligation, PR Zero Coupon, 3/15/2049	100,000	38,982
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, PR:
Series A, 4.00%, 7/1/2042 (b)	2,400,000	2,172,230
Series B, 4.00%, 7/1/2042 (b)	7,305,000	6,556,209
Series B, 4.00%, 7/1/2047 (b)	2,585,000	2,267,192
Series A, 5.00%, 7/1/2033 (b)	275,000	284,798
Series A, 5.00%, 7/1/2047 (b)	8,465,000	8,459,482
Series B, 5.00%, 7/1/2025 (b)	990,000	993,495
Series B, 5.00%, 7/1/2029 (b)	1,090,000	1,129,474
Series B, 5.00%, 7/1/2033 (b)	7,615,000	7,886,306
Series B, 5.00%, 7/1/2037 (b)	3,035,000	3,115,225
Puerto Rico Electric Power Authority Revenue, PR:
Series RR, XL Capital Insurance, Inc., 5.00%, 7/1/2026 (f)	140,000	139,795
Series V V, Assured Guaranty Municipal Corp., 5.25%, 7/1/2027 (f)	920,000	921,213
Series VV, National Public Finance Guarantee Corp., 5.25%, 7/1/2025 (f)	710,000	709,588
Series VV, National Public Finance Guarantee Corp., 5.25%, 7/1/2026 (f)	795,000	791,275
Series VV, National Public Finance Guarantee Corp., 5.25%, 7/1/2034 (f)	770,000	753,515
Security Description	Principal Amount	Value
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue, PR:
5.00%, 10/1/2042	$515,000	$516,104
Series A, National Public Finance Guarantee Corp., 5.00%, 7/1/2033 (f)	400,000	399,984
Series 2023-A-2, AMT, 6.50%, 1/1/2042	500,000	577,485
Series 2023-A-1, AMT, 6.75%, 1/1/2045	1,500,000	1,743,490
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, PR:
Series A-1, Zero Coupon, 7/1/2033	1,500,000	1,074,948
Series A-1, Zero Coupon, 7/1/2046	19,655,000	6,414,199
Series A2, 4.33%, 7/1/2040	21,800,000	21,241,608
Series A-1, 4.55%, 7/1/2040	5,290,330	5,236,410
Series A2, 4.55%, 7/1/2040	100,000	87,605
Series A-1, 4.75%, 7/1/2053	27,250,000	26,199,480
Series B-1, 4.75%, 7/1/2053	2,996,000	2,880,501
Series A2, 4.78%, 7/1/2058	43,660,000	41,558,195
Series A-1, 5.00%, 7/1/2058	57,413,000	56,537,819
		294,330,822
RHODE ISLAND — 0.4%
Rhode Island Health & Educational Building Corp. Revenue, RI:
5.00%, 5/15/2039	1,000,000	996,334
5.25%, 5/15/2054	750,000	771,160
Tobacco Settlement Financing Corp. Revenue, RI:
Series A, Zero Coupon, 6/1/2052	29,210,000	5,029,685
Series B, Zero Coupon, 6/1/2052	5,000,000	795,965
Series B, 4.50%, 6/1/2045	2,960,000	2,959,965
Series A, 5.00%, 6/1/2040	1,000,000	1,000,644
		11,553,753
SOUTH CAROLINA — 0.7%
Lexington County Health Services District, Inc. Revenue, SC 5.00%, 11/1/2041	1,000,000	1,004,889
South Carolina Jobs-Economic Development Authority Revenue, SC:
Series A, 4.00%, 6/1/2046 (b)	600,000	454,164
5.00%, 11/1/2037	500,000	485,782
5.00%, 1/1/2055 (b)	3,000,000	2,557,843
Series A, 5.00%, 5/1/2043	2,440,000	2,476,756
Series A, 5.13%, 6/15/2042 (b)	1,000,000	950,742

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 11/15/2047	$1,750,000	$1,743,591
Series A, 5.25%, 8/15/2033	100,000	101,289
5.75%, 11/15/2054	500,000	520,481
Series B-1, 5.75%, 11/15/2029	2,000,000	1,999,697
Series A, 7.13%, 6/15/2053 (b)	1,000,000	1,031,096
Series A, 7.25%, 6/15/2058 (b)	1,325,000	1,365,599
South Carolina Ports Authority Revenue, SC AMT, 4.00%, 7/1/2040	245,000	231,795
South Carolina Public Service Authority Revenue, SC:
Series A, 4.00%, 12/1/2034	410,000	409,671
Series A, 4.00%, 12/1/2052	2,000,000	1,752,493
Series B, 4.00%, 12/1/2038	2,365,000	2,276,266
Series B, 4.00%, 12/1/2056	360,000	311,397
Spartanburg Regional Health Services District Revenue, SC Series A, 3.63%, 4/15/2039	195,000	179,416
		19,852,967
SOUTH DAKOTA — 0.0% (c)
County of Lincoln Revenue, SD Series A, 4.00%, 8/1/2041	250,000	216,185
South Dakota Health & Educational Facilities Authority Revenue, SD:
5.00%, 9/1/2032	215,000	221,488
5.00%, 7/1/2046	1,000,000	1,000,822
		1,438,495
TENNESSEE — 0.7%
Bristol Industrial Development Board Revenue, TN:
Series B, Zero Coupon, 12/1/2031 (b)	3,350,000	2,331,464
Series A, 5.13%, 12/1/2042 (b)	400,000	378,828
Greeneville Health & Educational Facilities Board Revenue, TN Series A, 4.00%, 7/1/2040	650,000	608,552
Knox County Health Educational & Housing Facility Board Revenue, TN:
4.00%, 11/15/2043	2,000,000	1,850,953
5.00%, 4/1/2030	500,000	507,711
5.00%, 4/1/2031	240,000	243,149
Memphis-Shelby County Industrial Development Board, Special Obligation, TN Series A, 5.50%, 7/1/2037	100,000	74,074
Metropolitan Government Nashville & Davidson County Industrial Development Board, Special Assessment, TN Series A, 4.00%, 6/1/2051 (b)	1,150,000	969,568
Security Description	Principal Amount	Value
Metropolitan Nashville Airport Authority Revenue, TN Series A, 4.00%, 7/1/2054	$500,000	$448,619
Nashville Metropolitan Development & Housing Agency, Special Obligation, TN 5.13%, 6/1/2036 (b)	430,000	434,063
Shelby County Health & Educational Facilities Board Revenue, TN:
Series A1, 5.00%, 6/1/2044 (b)	415,000	411,487
Series A1, 5.25%, 6/1/2056 (b)	400,000	398,684
Shelby County Health Educational & Housing Facilities Board Revenue, TN:
Series A, 5.00%, 5/1/2029	535,000	548,469
Series A, 5.50%, 9/1/2047 (b)	400,000	345,693
Tennergy Corp. Revenue, TN Series A, VRN, 5.50%, 10/1/2053 (a)	4,000,000	4,205,595
Tennessee Energy Acquisition Corp. Revenue, TN:
Series C, 5.00%, 2/1/2027	945,000	961,181
Series B, 5.63%, 9/1/2026	3,405,000	3,495,480
		18,213,570
TEXAS — 4.8%
Abilene Convention Center Hotel Development Corp. Revenue, TX Series B, 3.75%, 10/1/2031 (b)	1,500,000	1,365,151
Arlington Higher Education Finance Corp. Revenue, TX:
Series A, 4.00%, 8/15/2041	610,000	523,169
Series A, 4.00%, 8/15/2046	860,000	713,334
VRN, 4.50%, 6/15/2056 (a) (b)	500,000	498,606
4.88%, 6/15/2059 (b)	1,000,000	917,666
5.00%, 6/15/2064 (b)	1,200,000	1,110,107
Series A, 5.00%, 8/15/2048	15,000	14,083
Series A, 5.00%, 6/15/2051	3,500,000	3,105,449
Series A, 6.00%, 2/15/2043 (b)	1,035,000	1,052,540
Series A, 6.13%, 2/15/2053 (b)	1,000,000	1,011,880
6.25%, 6/1/2052 (b)	2,500,000	2,555,346
Austin Convention Enterprises, Inc. Revenue, TX:
Series A, 5.00%, 1/1/2034	400,000	394,851
Series B, 5.00%, 1/1/2032	1,840,000	1,823,501
Series B, 5.00%, 1/1/2034	300,000	293,253
Central Texas Regional Mobility Authority Revenue, TX Series B, 4.00%, 1/1/2041	200,000	191,691

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
City of Aubrey, Special Assessment, TX 5.38%, 12/31/2045 (b)	$565,000	$544,700
City of Buda, Special Assessment, TX:
6.00%, 9/1/2055 (b)	350,000	339,886
6.63%, 9/1/2045 (b)	1,600,000	1,575,167
City of Dallas Housing Finance Corp. Revenue, TX Series A, 6.00%, 12/1/2062	1,000,000	943,879
City of Houston Airport System Revenue, TX:
Series A, AMT, 4.00%, 7/1/2041	2,000,000	1,848,840
Series B-1, AMT, 4.00%, 7/15/2041	2,965,000	2,740,551
Series A, AMT, 5.00%, 7/1/2027	2,360,000	2,402,399
Series B-1, AMT, 5.00%, 7/15/2035	3,905,000	3,905,287
Series B-2, AMT, 5.00%, 7/15/2027	2,500,000	2,545,671
Series C, AMT, 5.00%, 7/15/2027	4,500,000	4,582,092
Series B, AMT, 5.25%, 7/15/2033	2,500,000	2,608,066
Series B, AMT, 5.50%, 7/15/2036	1,200,000	1,265,236
Series B, AMT, 5.50%, 7/15/2037	6,700,000	7,037,349
Series A, AMT, 6.50%, 7/15/2030	300,000	302,984
City of Lavon, Special Assessment, TX 4.00%, 9/15/2042 (b)	1,000,000	864,874
City of Mesquite, Special Assessment, TX 5.50%, 9/1/2043 (b)	750,000	762,322
Clifton Higher Education Finance Corp. Revenue, TX:
Series A, 3.95%, 12/1/2032	95,000	92,900
Series A, 4.35%, 12/1/2042	290,000	267,558
Series D, 5.25%, 8/15/2027	530,000	532,397
Series D, 5.25%, 8/15/2028	1,000,000	1,004,230
Series A, 6.00%, 6/15/2043 (b)	2,000,000	2,013,610
Series D, 6.13%, 8/15/2048	3,010,000	3,021,021
County of Denton, Special Assessment, TX:
5.63%, 12/31/2055 (b)	650,000	639,925
6.13%, 12/31/2055 (b)	1,000,000	975,946
Dallas County Flood Control District No. 1, General Obligation, TX 5.00%, 4/1/2028 (b)	500,000	498,136
Security Description	Principal Amount	Value
Dallas Fort Worth International Airport Revenue, TX Series 2024, 4.00%, 11/1/2045	$2,500,000	$2,349,355
El Paso County Hospital District, General Obligation, TX:
4.00%, 8/15/2036	200,000	186,604
4.00%, 8/15/2038	885,000	806,224
5.00%, 8/15/2037	200,000	201,855
Greater Texas Cultural Education Facilities Finance Corp. Revenue, TX Series A, 5.25%, 6/1/2049	2,500,000	2,549,970
Gulf Coast Industrial Development Authority Revenue, TX AMT, 4.88%, 5/1/2025	650,000	650,065
Harris County Improvement District No. 18, General Obligation, TX 3.38%, 9/1/2041	120,000	98,628
Harris County Industrial Development Corp. Revenue, TX 4.05%, 11/1/2050 (a)	1,100,000	1,096,865
Harris County-Houston Sports Authority Revenue, TX:
Series H, National Public Finance Guarantee Corp., Zero Coupon, 11/15/2040 (f)	5,165,000	2,254,537
Series A, Assured Guaranty Municipal Corp., 3.13%, 11/15/2056 (f)	510,000	353,099
Lower Colorado River Authority Revenue, TX 5.00%, 5/15/2031	595,000	632,195
Matagorda County Navigation District No. 1 Revenue, TX:
Series B-1, 4.00%, 6/1/2030	3,000,000	3,000,620
Series B, American Municipal Bond Assurance Corp., 4.55%, 5/1/2030 (f)	2,070,000	2,149,688
Mesquite Health Facilities Development Corp. Revenue, TX 5.13%, 2/15/2042 (e)	541,434	5,414
Mission Economic Development Corp. Revenue, TX AMT, 4.63%, 10/1/2031 (b)	4,830,000	4,811,439
New Hope Cultural Education Facilities Finance Corp. Revenue, TX:
Series B, Zero Coupon, 11/15/2061 (a)	1,288,690	469,295
5.00%, 1/1/2047	500,000	481,538
5.00%, 11/1/2060	2,500,000	2,466,672
Series A, 5.00%, 7/1/2047	1,000,000	957,173

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 8/15/2050 (b)	$1,900,000	$1,689,506
Series A1, 5.25%, 1/1/2042	2,500,000	2,482,496
Series A, 5.38%, 11/15/2036	500,000	441,061
5.50%, 1/1/2049	1,000,000	913,578
Series A, 5.50%, 7/1/2045	250,000	196,423
Series A, 5.50%, 7/1/2054	100,000	73,252
Series A1, 5.50%, 1/1/2057	4,375,000	4,208,946
Series A, 6.50%, 7/1/2056 (b)	1,000,000	967,339
Series A, 6.50%, 10/1/2060	520,000	521,917
Series A-1, 7.50%, 11/15/2037	45,000	35,634
Newark Higher Education Finance Corp. Revenue, TX Series A, 5.13%, 8/15/2047	1,375,000	1,294,404
North East Texas Regional Mobility Authority Revenue, TX 5.00%, 1/1/2046	700,000	695,002
North Fort Bend Water Authority Revenue, TX Series A, 4.00%, 12/15/2038	880,000	846,449
North Parkway Municipal Management District No. 1, Special Assessment, TX 5.00%, 9/15/2051 (b)	1,000,000	951,180
North Texas Tollway Authority Revenue, TX:
Series D, Assured Guaranty Corp., Zero Coupon, 1/1/2029 (f)	315,000	275,836
Series D, Assured Guaranty Corp., Zero Coupon, 1/1/2036 (f)	510,000	332,040
Series D, Assured Guaranty Corp., Zero Coupon, 1/1/2038 (f)	590,000	348,115
Series A, 3.00%, 1/1/2037	500,000	447,709
4.00%, 1/1/2037	500,000	494,911
Series B, 4.00%, 1/1/2040	450,000	427,827
Series B, 4.00%, 1/1/2041	500,000	469,459
Olney Hamilton Hospital District, General Obligation, TX 6.25%, 9/15/2054 (b)	1,000,000	1,022,684
Port of Beaumont Navigation District Revenue, TX:
Series A, AMT, 3.00%, 1/1/2050 (b)	1,500,000	1,025,952
Series A, AMT, 4.00%, 1/1/2050 (b)	3,275,000	2,688,182
Series A, AMT, 5.25%, 1/1/2054 (b)	1,250,000	1,259,837
Pottsboro Higher Education Finance Corp. Revenue, TX Series A, 5.00%, 8/15/2036	300,000	293,136
Red River Education Finance Corp. Revenue, TX 5.00%, 6/1/2046	10,000	9,238
Security Description	Principal Amount	Value
SA Energy Acquisition Public Facility Corp. Revenue, TX:
5.50%, 8/1/2025	$205,000	$206,186
5.50%, 8/1/2027	150,000	156,001
Tarrant County Cultural Education Facilities Finance Corp. Revenue, TX:
4.00%, 5/15/2027	310,000	306,291
Series B, 4.00%, 11/15/2025 (e)	192,271	19
Series B, 4.50%, 11/15/2036 (e)	155,453	16
5.00%, 5/15/2045	625,000	584,242
Series A, 5.00%, 11/15/2037	445,000	446,295
Series B, 5.00%, 11/15/2046	200,000	191,790
5.25%, 11/15/2047 (e)	88,205	9
Series A, 6.38%, 2/15/2041 (e)	450,000	247,500
Series A, 6.75%, 11/15/2047	1,400,000	1,433,435
Series A, 6.75%, 11/15/2052	300,000	306,465
Texas Municipal Gas Acquisition & Supply Corp. I Revenue, TX Series D, 6.25%, 12/15/2026	85,000	87,715
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, TX:
5.00%, 12/15/2026	4,000,000	4,082,564
5.00%, 12/15/2030	2,000,000	2,089,664
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX:
Series A, 4.00%, 6/30/2037	2,880,000	2,778,270
AMT, 5.00%, 6/30/2058	1,615,000	1,600,613
AMT, 5.13%, 12/31/2035	1,440,000	1,510,637
AMT, 5.25%, 6/30/2036	2,175,000	2,292,631
AMT, 5.50%, 12/31/2058	2,710,000	2,844,989
Town of Westlake, Special Assessment, TX:
6.13%, 9/1/2035	360,000	358,702
6.25%, 9/1/2040	335,000	333,118
6.38%, 9/1/2045	445,000	442,926
		131,119,080
U. S. VIRGIN ISLANDS — 0.7%
Matching Fund Special Purpose Securitization Corp. Revenue, VI:
Series A, 5.00%, 10/1/2030	1,565,000	1,630,412
Series A, 5.00%, 10/1/2039	13,010,000	13,234,662
Virgin Islands Public Finance Authority Revenue, VI Series C, 5.00%, 10/1/2039 (b)	2,000,000	1,900,224

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Virgin Islands Water & Power Authority - Electric System Revenue, VI Series A, 5.00%, 7/1/2031	$1,435,000	$1,337,692
		18,102,990
UTAH — 1.0%
Arrowhead Springs Public Infrastructure District, Special Assessment, UT 5.63%, 12/1/2054 (b)	500,000	500,163
Black Desert Public Infrastructure District, General Obligation, UT Series A, 4.00%, 3/1/2051 (b)	4,500,000	3,650,204
Black Desert Public Infrastructure District, Special Assessment, UT 5.63%, 12/1/2053 (b)	1,595,000	1,598,277
City of Salt Lake City Airport Revenue, UT:
Series A, AMT, 4.00%, 7/1/2051	2,360,000	2,063,413
Series A, AMT, 5.00%, 7/1/2028	150,000	154,644
County of Box Elder Revenue, UT Series A, AMT, 8.00%, 12/1/2039 (b)	315,000	304,082
Firefly Public Infrastructure District No. 1 Assessment Area No. 1, Special Assessment, UT Series A-2, 5.63%, 12/1/2043 (b)	1,000,000	1,003,103
Jordanelle Ridge Public Infrastructure District No. 2, General Obligation, UT Series A, 7.75%, 3/1/2054 (b)	2,130,000	2,134,953
MIDA Mountain Veterans Program Public Infrastructure District, Special Obligation, UT 5.00%, 6/1/2044 (b)	1,000,000	975,848
Mida Mountain Village Public Infrastructure District, Special Obligation, UT Series 2, 6.00%, 6/15/2054 (b)	1,000,000	1,031,815
Military Installation Development Authority Revenue, UT:
Series A-1, 4.00%, 6/1/2052	1,000,000	851,062
Series A2, 4.00%, 6/1/2041	1,600,000	1,425,601
Series A2, 4.00%, 6/1/2052	2,500,000	2,095,064
UIPA Crossroads Public Infrastructure District, Special Obligation, UT 4.38%, 6/1/2052 (b)	3,000,000	2,715,068
Utah Charter School Finance Authority Revenue, UT 4.00%, 10/15/2051 (b)	3,940,000	2,805,946
Security Description	Principal Amount	Value
Utah Infrastructure Agency Revenue, UT Series A, 5.00%, 10/15/2034	$1,600,000	$1,629,697
Wohali Public Infrastructure District No. 1, Special Assessment, UT 7.00%, 12/1/2042 (b)	2,535,000	2,524,773
Wood Ranch Public Infrastructure District, Special Assessment, UT 5.63%, 12/1/2053 (b)	200,000	200,550
		27,664,263
VERMONT — 0.0% (c)
Vermont Economic Development Authority Revenue, VT Series A, 5.00%, 5/1/2047	1,000,000	976,806
VIRGINIA — 1.5%
Amherst Industrial Development Authority Revenue, VA 5.00%, 9/1/2026	35,000	34,810
Cherry Hill Community Development Authority, Special Assessment, VA 5.40%, 3/1/2045 (b)	1,335,000	1,335,056
Chesapeake Bay Bridge & Tunnel District Revenue, VA 5.00%, 7/1/2046	4,000,000	4,013,375
City of Hopewell Sewer System Revenue, VA Series A, 5.00%, 7/15/2042	300,000	285,684
Farmville Industrial Development Authority Revenue, VA Series A, 5.00%, 1/1/2059	1,000,000	897,571
James City County Economic Development Authority Revenue, VA Series A, 6.88%, 12/1/2058	725,000	789,594
Lexington Industrial Development Authority Revenue, VA 4.00%, 1/1/2031	10,000	9,977
Lower Magnolia Green Community Development Authority, Special Assessment, VA 5.00%, 3/1/2035 (b)	915,000	907,979
Norfolk Redevelopment & Housing Authority Revenue, VA 5.38%, 1/1/2035	250,000	250,043
Peninsula Town Center Community Development Authority, Special Assessment, VA 5.00%, 9/1/2037 (b)	1,950,000	1,955,463

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Tobacco Settlement Financing Corp. Revenue, VA:
Series C, Zero Coupon, 6/1/2047	$3,060,000	$827,064
Series B1, 5.00%, 6/1/2047	8,040,000	7,345,506
Virginia Beach Development Authority Revenue, VA Series A, 7.00%, 9/1/2059	2,340,000	2,608,394
Virginia College Building Authority Revenue, VA Series A, 5.00%, 7/1/2030 (b)	875,000	825,851
Virginia Small Business Financing Authority Revenue, VA:
AMT, 4.00%, 1/1/2031	1,000,000	1,001,341
AMT, 4.00%, 1/1/2039	1,000,000	946,125
AMT, 4.00%, 1/1/2040	1,000,000	933,298
AMT, 4.00%, 1/1/2048	4,075,000	3,550,544
4.00%, 12/1/2051	2,000,000	1,681,246
AMT, 5.00%, 6/30/2042	1,000,000	1,024,463
AMT, 5.00%, 12/31/2047	3,490,000	3,500,795
AMT, 5.00%, 12/31/2052	335,000	333,994
AMT, 5.00%, 12/31/2056	2,975,000	2,930,468
Series C, 5.00%, 6/1/2047	1,000,000	984,300
Series A, 5.50%, 7/1/2049 (b)	1,660,000	1,396,542
		40,369,483
WASHINGTON — 1.8%
Grays Harbor County Public Hospital District No. 1 Revenue, WA:
6.88%, 12/1/2049	1,000,000	1,111,525
6.88%, 12/1/2053	1,000,000	1,103,121
Jefferson County Public Hospital District No. 2 Revenue, WA Series A, 6.88%, 12/1/2053	3,000,000	3,071,339
Pend Oreille County Public Utility District No. 1 Box Canyon Revenue, WA 5.00%, 1/1/2044	215,000	217,407
Port of Seattle Industrial Development Corp. Revenue, WA AMT, 5.00%, 4/1/2030	1,000,000	999,999
Port of Seattle Revenue, WA:
Series C, AMT, 4.00%, 8/1/2035	550,000	544,898
Series C, AMT, 5.00%, 5/1/2031	130,000	133,230
Tacoma Consolidated Local Improvement Districts, Special Assessment, WA 5.75%, 4/1/2043	165,000	159,489
Washington Economic Development Finance Authority Revenue, WA:
AMT, 7.25%, 1/1/2032 (b) (e)	100,000	10
Security Description	Principal Amount	Value
Series A, AMT, 7.50%, 1/1/2032 (b) (e)	$755,000	$76
Series A, AMT, 12.00%, 1/1/2033 (a) (b)	160,000	16
Washington Health Care Facilities Authority Revenue, WA:
4.00%, 7/1/2036	630,000	600,601
Series A, 4.00%, 7/1/2042	200,000	183,049
5.00%, 8/15/2034	2,695,000	2,744,135
Series D, 5.00%, 10/1/2041	1,000,000	1,001,908
Washington State Convention Center Public Facilities District Revenue, WA:
Series B, 3.00%, 7/1/2058	4,810,000	3,135,572
4.00%, 7/1/2058	605,000	518,254
Series B, 4.00%, 7/1/2034	320,000	313,788
Series B, 4.00%, 7/1/2058	1,080,000	894,367
5.00%, 7/1/2043	3,000,000	3,037,610
5.00%, 7/1/2048	1,000,000	1,006,076
5.00%, 7/1/2058	170,000	170,315
Washington State Housing Finance Commission Revenue, WA:
Series A-1, 3.50%, 12/20/2035	2,354,690	2,163,934
Series A, 4.00%, 1/1/2057 (b)	1,000,000	702,362
5.00%, 7/1/2046 (b)	1,520,000	1,276,081
5.00%, 1/1/2048 (b)	3,815,000	3,392,171
5.00%, 7/1/2051 (b)	1,250,000	1,010,959
Series A, 5.00%, 1/1/2031 (b)	100,000	100,585
Series A, 5.00%, 1/1/2044 (b)	605,000	570,883
Series A, 5.00%, 1/1/2046 (b)	1,000,000	936,149
Series A, 5.00%, 1/1/2051 (b)	3,820,000	3,494,043
Series A, 5.00%, 7/1/2051 (b)	1,000,000	913,822
Series A, 5.00%, 1/1/2055 (b)	2,200,000	1,963,472
Series A, 5.00%, 1/1/2056 (b)	1,285,000	1,158,342
5.50%, 7/1/2044	2,500,000	2,674,649
5.50%, 7/1/2049	2,000,000	2,114,042
6.13%, 7/1/2053 (b)	2,500,000	2,686,457
6.25%, 7/1/2059 (b)	2,500,000	2,695,593
Series A, 7.00%, 7/1/2050 (b)	500,000	504,210
		49,304,539
WEST VIRGINIA — 0.4%
County of Monongalia, Special Obligation, WV Series A, 5.00%, 6/1/2033 (b)	425,000	438,811
County of Ohio, Special Obligation, WV 5.25%, 6/1/2044	1,250,000	1,260,953
Glenville State College Revenue, WV 5.25%, 6/1/2047	750,000	665,830
Monongalia County Building Commission Revenue, WV 4.00%, 7/1/2035	390,000	339,005

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Monongalia County Commission Excise Tax District Revenue, WV:
Series A, 4.13%, 6/1/2043 (b)	$4,325,000	$3,718,451
Series A, 5.50%, 6/1/2037 (b)	225,000	227,781
Series A, 7.00%, 6/1/2043 (b)	150,000	157,468
Ohio County Development Authority Revenue, WV 5.00%, 9/1/2048	1,000,000	771,250
West Virginia Hospital Finance Authority Revenue, WV Series B, 6.00%, 9/1/2048	2,000,000	2,178,112
		9,757,661
WISCONSIN — 4.4%
Public Finance Authority Revenue, WI:
Zero Coupon, 12/15/2034 (b)	1,250,000	698,703
Series B, Zero Coupon, 1/1/2060 (b)	4,000,000	310,168
Series B, Zero Coupon, 1/1/2067 (b)	920,000	7,419
Series B, VRN, 3.75%, 7/1/2051 (a) (b) (e)	2,075,993	1,421,468
AMT, 4.00%, 8/1/2035	940,000	897,642
4.00%, 4/1/2042 (b)	1,000,000	873,413
AMT, 4.00%, 9/30/2051	1,000,000	822,057
Series A, 4.00%, 6/1/2035	500,000	490,814
Series A, 4.00%, 9/1/2041 (b)	2,565,000	2,027,920
Series A, 4.00%, 12/1/2051 (b)	1,000,000	833,672
Series A, 4.00%, 6/1/2056 (b)	2,100,000	1,624,701
Series A1, 4.00%, 7/1/2061 (b)	3,000,000	2,310,990
AMT, 4.25%, 7/1/2054	3,000,000	2,455,312
Series A, 4.25%, 6/15/2034	830,000	818,384
Series C, AMT, 4.30%, 11/1/2030	3,000,000	2,978,509
Series A, 4.50%, 7/15/2053 (b)	800,000	725,533
Series A, 4.50%, 6/1/2056 (b)	2,750,000	2,052,369
5.00%, 3/1/2037 (b)	625,000	607,406
5.00%, 9/1/2039 (b)	770,000	760,455
Series A, 5.00%, 9/1/2030 (b)	400,000	396,786
Series A, 5.00%, 10/1/2034 (b)	1,355,000	1,364,103
Series A, 5.00%, 6/15/2037 (b)	425,000	406,498
Series A, 5.00%, 10/1/2039 (b)	3,250,000	3,197,057
Series A, 5.00%, 1/1/2042 (b)	100,000	93,043
Series A, 5.00%, 6/15/2046 (b)	1,000,000	812,529
Series A, 5.00%, 6/15/2049 (b)	310,000	270,562
Series A, 5.00%, 12/1/2055 (b)	2,000,000	1,820,847
Security Description	Principal Amount	Value
Series A, 5.00%, 1/1/2056 (b)	$265,000	$229,468
Series A, 5.00%, 6/15/2057 (b)	2,105,000	1,960,239
Series A, 5.00%, 2/1/2062	1,000,000	974,454
Series A, 5.00%, 6/15/2064	2,400,000	2,316,140
Series B, AMT, 5.00%, 7/1/2042	1,000,000	978,440
5.13%, 4/1/2052	2,310,000	2,203,234
Series A, 5.13%, 6/1/2048 (b)	350,000	339,234
5.25%, 3/1/2035 (b)	750,000	750,208
5.25%, 6/15/2045 (g)	2,250,000	2,240,231
5.25%, 6/15/2065 (g)	2,600,000	2,491,080
Series 2025A, 5.25%, 6/15/2050	500,000	511,032
Series A, 5.25%, 3/1/2045 (b)	1,000,000	941,012
Series A, 5.25%, 5/15/2052 (b)	1,300,000	1,223,504
Series A, 5.25%, 3/1/2055 (b)	1,810,000	1,629,089
Series A, 5.35%, 12/1/2045	1,000,000	1,010,845
Series A, 5.38%, 7/15/2047 (b)	500,000	500,169
5.40%, 6/15/2065 (g)	1,605,000	1,576,541
5.63%, 6/15/2054 (b)	2,405,000	2,349,956
5.63%, 6/15/2059 (b)	4,270,000	4,131,186
Series A-1, Build America Mutual Assurance Corp., 5.63%, 7/1/2055 (f)	2,270,000	2,403,982
Series B, 5.63%, 2/1/2046 (b)	1,665,000	1,713,052
Series A, AMT, 5.75%, 9/1/2035 (b)	500,000	515,178
Series A, 5.75%, 10/1/2043 (b)	1,180,000	1,209,967
Series A, 5.75%, 7/1/2063 (b)	2,000,000	2,047,907
5.88%, 4/1/2045	530,000	530,285
5.88%, 6/15/2047 (b)	800,000	765,674
Series A, 6.00%, 7/15/2042	250,000	250,137
Series B, 6.00%, 2/1/2062 (b)	2,000,000	2,069,358
Series A, 6.25%, 10/1/2031 (b) (e)	200,000	20,000
Series A, AMT, 6.25%, 9/1/2046 (b)	455,000	466,468
Series A, 6.25%, 10/1/2053 (b)	2,220,000	2,296,602
Series A-1, 6.25%, 1/1/2038 (b) (e)	500,000	225,000
Series A-1, 6.38%, 1/1/2048 (b) (e)	925,000	416,250
Series A, 6.50%, 9/1/2048 (b)	480,000	288,000
6.63%, 7/1/2043 (b)	465,000	479,172
6.75%, 12/1/2042 (b)	2,100,000	2,124,134
Series A, 6.75%, 8/1/2031 (b)	980,000	879,550
6.88%, 7/1/2053 (b)	1,650,000	1,700,840
7.00%, 12/1/2050 (b)	8,750,000	8,866,861
7.00%, 7/1/2058 (b)	1,850,000	1,906,455
Series A-2, 7.00%, 1/1/2050 (b)	3,000,000	3,132,854

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Public Finance Authority, Special Obligation, WI:
Series A, 5.00%, 6/1/2041 (b)	$2,625,000	$2,668,844
Series B, 8.00%, 6/15/2042 (b)	1,000,000	1,006,094
Wisconsin Health & Educational Facilities Authority Revenue, WI:
3.13%, 12/15/2049	850,000	630,428
3.50%, 7/1/2040	100,000	83,949
4.00%, 1/1/2047	600,000	504,273
4.00%, 1/1/2057	1,000,000	781,992
4.00%, 7/1/2046	335,000	297,079
Series A-1, 4.00%, 7/1/2048	425,000	348,691
Series A-1, 4.13%, 7/1/2053	595,000	478,189
Series B, 4.25%, 7/1/2033	1,250,000	1,162,405
5.00%, 11/15/2025	795,000	796,140
5.00%, 8/1/2032	50,000	39,075
5.00%, 7/1/2035	2,500,000	2,506,715
5.00%, 8/1/2037	150,000	103,167
5.00%, 8/1/2039	1,100,000	728,930
Series A, 5.00%, 11/1/2039	1,000,000	981,634
Series A, 5.00%, 2/15/2042	4,580,000	4,486,022
Series A, 5.00%, 11/1/2046	1,250,000	1,159,422
Series A-1, 5.00%, 7/1/2038	500,000	500,904
Series B, 5.00%, 7/1/2048	790,000	688,054
Series B, 5.00%, 7/1/2053	1,000,000	844,120
Series A, 5.25%, 8/1/2048	100,000	82,988
5.50%, 5/1/2034	350,000	339,610
Series A, 5.75%, 8/15/2054	1,000,000	1,050,530
Series A, 5.75%, 8/15/2059	1,445,000	1,512,972
5.88%, 7/1/2055	1,000,000	1,009,401
6.00%, 10/1/2044	300,000	309,694
6.00%, 10/1/2054	500,000	506,993
6.00%, 7/1/2060	1,000,000	1,013,262
		120,363,725
TOTAL MUNICIPAL BONDS & NOTES (Cost $2,807,898,760)		2,701,924,925
	Shares
SHORT-TERM INVESTMENT — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (i) (j) (Cost $12,907,838)	12,907,838	12,907,838
TOTAL INVESTMENTS — 98.9% (Cost $2,820,806,598)		2,714,832,763
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		30,726,192
NET ASSETS — 100.0%		$2,745,558,955

(a)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 27.6% of net assets as of March 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2025. Maturity date shown is the final maturity.
(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	Bond is insured by the following:
% of Net Assets
Assured Guaranty Municipal Corp.	1.6%
National Public Finance Guaranty Corp.	0.6%
Build America Mutual Assurance Company	0.3%
Ambac Financial Group	0.2%
Assured Guaranty Corp.	0.1%
XL Capital Assurance Inc.	0.0% (c)
(g)	When-issued security.
(h)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2025, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at March 31, 2025.
AMT	Alternative Minimum Tax
CFC	Cooperative Finance Corporation
ETM	Escrowed to Maturity
VRN	Variable Rate Note

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$2,701,924,925	$0(a)	$2,701,924,925
Short-Term Investment	12,907,838	—	—	12,907,838
TOTAL INVESTMENTS	$12,907,838	$2,701,924,925	$0	$2,714,832,763
(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2025.

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	10,048,247	$10,048,247	$435,780,698	$432,921,107	$—	$—	12,907,838	$12,907,838	$660,391
See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 99.9%
ALABAMA — 0.7%
Alabama Federal Aid Highway Finance Authority Revenue, AL Series B, 5.00%, 9/1/2029	$12,500,000	$13,611,016
Alabama Public School & College Authority Revenue, AL Series A, 5.00%, 11/1/2028	2,145,000	2,300,782
Auburn University Revenue, AL:
Series B, 5.00%, 6/1/2028	2,450,000	2,609,284
Series B, 5.00%, 6/1/2029	2,000,000	2,163,169
Series B, 5.00%, 6/1/2030	2,000,000	2,193,741
		22,877,992
ALASKA — 0.2%
Borough of North Slope, General Obligation, AK:
Series A, 5.00%, 6/30/2027	1,550,000	1,623,331
Series A, 5.00%, 6/30/2028	2,885,000	3,073,777
Series A, 5.00%, 6/30/2029	1,690,000	1,825,139
State of Alaska, General Obligation, AK Series A, 5.00%, 8/1/2029	1,220,000	1,321,711
		7,843,958
ARIZONA — 1.2%
Arizona Board of Regents Revenue, AZ Series B, 5.00%, 7/1/2028	3,750,000	3,999,104
Arizona Department of Transportation State Highway Fund Revenue, AZ 5.00%, 7/1/2028	6,200,000	6,619,940
City of Chandler, General Obligation, AZ 5.00%, 7/1/2029	2,850,000	3,089,891
City of Phoenix Civic Improvement Corp. Revenue, AZ 5.00%, 7/1/2028	1,250,000	1,334,665
Gilbert Water Resource Municipal Property Corp. Revenue, AZ 5.00%, 7/15/2026	4,750,000	4,888,105
Maricopa County High School District No. 214 Tolleson Union High School, General Obligation, AZ 5.00%, 7/1/2028	2,000,000	2,135,465
Maricopa County Unified School District No. 4 Mesa, General Obligation, AZ Series E, 5.00%, 7/1/2027	3,750,000	3,931,813
Maricopa County Union High School District No. 210-Phoenix, General Obligation, AZ Series A, 5.00%, 7/1/2028	3,200,000	3,413,662
Security Description	Principal Amount	Value
Salt River Project Agricultural Improvement & Power District Revenue, AZ:
Series A, 5.00%, 1/1/2029	$3,275,000	$3,524,394
Series B, 5.00%, 1/1/2029	4,000,000	4,304,604
Series B, 5.00%, 1/1/2030	2,340,000	2,560,403
		39,802,046
ARKANSAS — 0.0% (a)
Arkansas Development Finance Authority Revenue, AR 5.00%, 6/1/2028	1,250,000	1,333,859
CALIFORNIA — 20.7%
Alameda County Joint Powers Authority Revenue, CA:
Series A, 5.00%, 12/1/2027	4,500,000	4,778,224
Series A, 5.00%, 12/1/2028	3,000,000	3,244,864
Bay Area Toll Authority Revenue, CA:
Series A, 2.63%, 4/1/2045 (b)	425,000	422,240
Series F-1, 5.00%, 4/1/2027	9,000,000	9,445,070
Series F-1, 5.00%, 4/1/2028	1,120,000	1,201,638
Series F-1, 5.00%, 4/1/2030	9,365,000	10,411,617
Series S-11, 5.00%, 4/1/2027	6,000,000	6,290,714
California Infrastructure & Economic Development Bank Revenue, CA:
Series B-2, 3.00%, 10/1/2047 (b)	8,255,000	8,266,907
5.00%, 10/1/2028	7,595,000	8,239,227
California State Public Works Board Revenue, CA:
Series A, 5.00%, 8/1/2028	3,000,000	3,200,825
Series B, 5.00%, 12/1/2027	12,000,000	12,657,178
Series B, 5.00%, 12/1/2028	4,500,000	4,825,454
Series C, 5.00%, 9/1/2026	2,100,000	2,166,476
Series C, 5.00%, 11/1/2026	5,000,000	5,176,246
Series C, 5.00%, 9/1/2028	7,350,000	7,852,181
Series C, 5.00%, 11/1/2028	2,500,000	2,677,537
Series C, 5.00%, 9/1/2029	7,720,000	8,354,025
Cerritos Community College District, General Obligation, CA Series A, 5.00%, 8/1/2026	6,000,000	6,202,712
City & County of San Francisco, Certificate Participation, CA:
Series R1, 5.00%, 4/1/2026	1,680,000	1,721,383
Series R1, 5.00%, 4/1/2027	1,010,000	1,058,735
City & County of San Francisco, General Obligation, CA:
Series R1, 5.00%, 6/15/2026	12,375,000	12,741,953
Series R1, 5.00%, 6/15/2027	3,125,000	3,291,475
City of Long Beach Harbor Revenue, CA:
Series A, 5.00%, 5/15/2026	2,375,000	2,443,089
Series A, 5.00%, 5/15/2027	1,000,000	1,053,025

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 5/15/2029	$1,125,000	$1,232,397
City of Los Angeles Department of Airports Revenue, CA Series C, 5.00%, 5/15/2029 (c)	2,000,000	2,176,239
City of Los Angeles Solid Waste Resources Revenue, CA:
Series A, 5.00%, 2/1/2027	1,475,000	1,535,023
Series A, 5.00%, 2/1/2028	1,780,000	1,899,456
City of Riverside Electric Revenue, CA Series A, 5.00%, 10/1/2028	2,000,000	2,154,388
City of San Francisco Public Utilities Commission Water Revenue, CA Series C, 5.00%, 11/1/2028	1,000,000	1,084,385
Desert Sands Unified School District, General Obligation, CA 5.00%, 8/1/2028 (c)	4,185,000	4,492,053
East County Advanced Water Purification Joint Powers Authority Revenue, CA Series A-1, 3.13%, 9/1/2026	11,000,000	11,005,647
East Side Union High School District, General Obligation, CA:
Series A, Assured Guaranty Municipal Corp., 5.00%, 8/1/2026 (d)	1,700,000	1,756,754
Series A, Assured Guaranty Municipal Corp., 5.00%, 8/1/2028 (d)	3,880,000	4,170,030
Los Angeles Community College District, General Obligation, CA:
5.00%, 8/1/2026	5,020,000	5,182,230
Series A-1, 5.00%, 8/1/2027	10,000,000	10,563,951
Series C, 5.00%, 8/1/2026	5,000,000	5,161,584
Series C-1, 5.00%, 8/1/2026	3,000,000	3,096,950
Series D, 5.00%, 8/1/2028	8,250,000	8,896,503
Series E, 5.00%, 8/1/2029	5,000,000	5,491,156
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, CA:
Series A, 5.00%, 6/1/2026	6,000,000	6,176,538
Series A, 5.00%, 6/1/2028	2,145,000	2,307,963
Series A, 5.00%, 6/1/2029	1,710,000	1,873,354
Los Angeles County Public Works Financing Authority Revenue, CA:
Series H, 5.00%, 12/1/2026	2,500,000	2,595,316
Series H, 5.00%, 12/1/2028	3,000,000	3,226,604
Series H, 5.00%, 12/1/2029	1,200,000	1,309,897
Los Angeles Department of Water & Power Revenue, CA:
Series A, 5.00%, 7/1/2027	3,720,000	3,868,208
Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2028	$10,000,000	$10,556,488
Series C, 5.00%, 7/1/2027	1,080,000	1,123,028
Series E, 5.00%, 7/1/2027	1,875,000	1,949,701
Series E, 5.00%, 7/1/2028	1,500,000	1,583,473
Los Angeles Department of Water & Power Water System Revenue, CA:
Series B, 5.00%, 7/1/2026	2,395,000	2,450,681
Series B, 5.00%, 7/1/2027	1,500,000	1,560,425
Series B, 5.00%, 7/1/2028	2,800,000	2,957,591
Series B, 5.00%, 7/1/2029	1,050,000	1,123,228
Los Angeles Unified School District, General Obligation, CA:
5.00%, 7/1/2028	7,000,000	7,530,823
Series A, 5.00%, 7/1/2025	2,500,000	2,514,600
Series A, 5.00%, 7/1/2026	8,350,000	8,596,061
Series C, 5.00%, 7/1/2027	3,075,000	3,239,319
Series QRR, 5.00%, 7/1/2027	4,000,000	4,213,749
Series QRR, 5.00%, 7/1/2028	4,790,000	5,153,234
Series QRR, 5.00%, 7/1/2029	7,385,000	8,078,114
Metropolitan Water District of Southern California Revenue, CA:
Series B, 3.00%, 7/1/2026	4,000,000	4,020,648
Series B, 3.00%, 7/1/2027	6,735,000	6,806,166
Series B, 3.00%, 7/1/2029	1,030,000	1,036,834
Series A, 5.00%, 10/1/2027	1,250,000	1,328,391
Series B-2, 5.00%, 7/1/2037 (b)	4,000,000	4,245,601
Municipal Improvement Corp. of Los Angeles Revenue, CA:
Series A, 5.00%, 5/1/2025	1,100,000	1,101,975
Series A, 5.00%, 5/1/2026	1,400,000	1,434,689
Series A, 5.00%, 5/1/2027	1,550,000	1,621,494
Series A, 5.00%, 5/1/2029	1,625,000	1,758,064
Northern California Sanitation Agencies Financing Authority Revenue, CA:
Series A, 5.00%, 12/1/2025	4,485,000	4,559,380
Series A, 5.00%, 12/1/2026	2,000,000	2,082,915
Series A, 5.00%, 12/1/2027	1,500,000	1,597,135
Orange County Local Transportation Authority Sales Tax Revenue, CA 5.00%, 2/15/2029	2,500,000	2,733,495
Palm Springs Unified School District, General Obligation, CA Series B, 5.00%, 8/1/2025	1,500,000	1,511,953
Peralta Community College District, General Obligation, CA:
5.00%, 8/1/2028 (c)	2,160,000	2,306,696
5.00%, 8/1/2029 (c)	2,000,000	2,171,609
5.00%, 8/1/2030 (c)	2,425,000	2,670,254

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Rancho Cucamonga Redevelopment Successor Agency, Special Obligation, CA 5.00%, 9/1/2029	$2,250,000	$2,448,905
Riverside Community College District, General Obligation, CA Series A, 5.00%, 8/1/2026	4,000,000	4,131,402
Sacramento Transportation Authority Sales Tax Revenue, CA 5.00%, 10/1/2028	8,285,000	8,973,271
San Diego County Regional Transportation Commission Revenue, CA Series A, 5.00%, 4/1/2028	4,125,000	4,424,303
San Diego Unified School District, General Obligation, CA:
Series G, 5.00%, 7/1/2028	8,000,000	8,616,460
Series R-7A, 5.00%, 7/1/2028	2,500,000	2,692,644
Series R-8B, 5.00%, 7/1/2029 (c)	4,500,000	4,936,867
San Francisco City & County Public Utilities Commission Wastewater Revenue, CA:
Series A, 5.00%, 10/1/2027	7,000,000	7,423,426
Series B, 5.00%, 10/1/2028	11,000,000	11,910,400
San Juan Unified School District, General Obligation, CA 5.00%, 8/1/2028	4,000,000	4,309,614
Sonoma County Junior College District, General Obligation, CA Series C, 5.00%, 8/1/2027	1,250,000	1,319,943
Southern California Public Power Authority Revenue, CA Series A, 5.00%, 7/1/2029	5,000,000	5,344,602
State of California Department of Water Resources Revenue, CA:
Series BG, 5.00%, 12/1/2028	5,000,000	5,435,282
Series BG, 5.00%, 12/1/2029	5,000,000	5,528,503
State of California, General Obligation, CA:
3.88%, 8/1/2026	5,000,000	5,062,897
4.00%, 9/1/2026	8,800,000	8,955,888
4.00%, 10/1/2026	4,000,000	4,074,908
4.00%, 3/1/2027	8,995,000	9,195,397
4.00%, 3/1/2028	8,000,000	8,255,900
5.00%, 8/1/2026	5,000,000	5,149,190
5.00%, 9/1/2026	16,150,000	16,658,980
5.00%, 10/1/2027	42,090,000	44,262,774
5.00%, 11/1/2027	3,500,000	3,686,174
5.00%, 12/1/2027	3,000,000	3,164,294
5.00%, 4/1/2028	12,515,000	13,282,982
5.00%, 9/1/2028	46,000,000	49,142,899
5.00%, 10/1/2028	7,660,000	8,193,913
Security Description	Principal Amount	Value
5.00%, 8/1/2029	$13,000,000	$14,051,649
5.00%, 9/1/2029	3,000,000	3,246,383
5.00%, 10/1/2029	11,945,000	12,940,700
Series A, 5.00%, 11/1/2027	5,645,000	5,945,272
Union Sanitary District Financing Authority Revenue, CA Series A, 5.00%, 3/15/2030	6,405,000	7,107,342
University of California Revenue, CA:
Series BN, 5.00%, 5/15/2028	20,000,000	21,409,916
Series BS, 5.00%, 5/15/2029	20,630,000	22,425,895
Series BX, 5.00%, 5/15/2026	10,000,000	10,267,984
Series BX, 5.00%, 5/15/2027	13,755,000	14,441,866
Series BZ, 5.00%, 5/15/2029	5,000,000	5,435,263
Series BZ, 5.00%, 5/15/2030	5,000,000	5,521,763
Series CB, 5.00%, 5/15/2029	2,000,000	2,174,105
		706,147,191
COLORADO — 1.6%
Adams 12 Five Star Schools, General Obligation, CO State Aid Withholding, 5.00%, 12/15/2026	2,500,000	2,594,051
Arapahoe County School District No. 5 Cherry Creek, General Obligation, CO State Aid Withholding, 5.00%, 12/15/2026	1,000,000	1,036,094
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J, General Obligation, CO:
State Aid Withholding, 5.00%, 12/15/2026	5,000,000	5,191,498
State Aid Withholding, 5.00%, 12/15/2029	2,020,000	2,204,219
City & County of Denver Airport System Revenue, CO:
Series C, 5.00%, 11/15/2028	1,325,000	1,418,381
Series C, 5.00%, 11/15/2029	1,655,000	1,800,125
City & County of Denver, Certificate Participation, CO 5.00%, 12/1/2026	4,700,000	4,867,496
City of Colorado Springs Utilities System Revenue, CO:
Series B, 5.00%, 11/15/2027	2,500,000	2,639,865
Series B, 5.00%, 11/15/2028	2,000,000	2,150,219
Colorado Bridge & Tunnel Enterprise Revenue, CO Series B, 5.00%, 12/1/2029	3,675,000	4,016,422
Denver City & County School District No. 1, General Obligation, CO:
Series A, State Aid Withholding, 5.00%, 12/1/2026	1,170,000	1,212,859
Series B, State Aid Withholding, 5.00%, 12/1/2026	2,000,000	2,073,264

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Regional Transportation District Sales Tax Revenue, CO Series A, 5.00%, 11/1/2027	$4,500,000	$4,748,332
State of Colorado, Certificate Participation, CO Series A, 5.00%, 12/15/2027	1,750,000	1,847,491
University of Colorado Revenue, CO:
Series A, 4.00%, 6/1/2027	3,000,000	3,073,861
Series A, 4.00%, 6/1/2028	3,500,000	3,614,772
Series A, 5.00%, 10/1/2028	5,000,000	5,358,368
Series B, 5.00%, 6/1/2029	3,000,000	3,249,658
		53,096,975
CONNECTICUT — 3.6%
City of Hartford Revenue, CT:
5.00%, 4/1/2027	2,000,000	2,082,321
5.00%, 4/1/2028	2,850,000	3,020,405
Connecticut State Health & Educational Facilities Authority Revenue, CT Series A, 2.80%, 7/1/2048 (b)	13,560,000	13,514,460
State of Connecticut Special Tax Revenue, CT:
Series A, 5.00%, 7/1/2026	1,000,000	1,028,402
Series A, 5.00%, 7/1/2027	2,500,000	2,619,473
Series A, 5.00%, 7/1/2028	10,000,000	10,664,135
Series B, 5.00%, 7/1/2025	2,925,000	2,941,376
Series B, 5.00%, 7/1/2026	17,375,000	17,868,490
Series B, 5.00%, 7/1/2027	6,500,000	6,810,629
Series B, 5.00%, 7/1/2029	4,500,000	4,871,082
State of Connecticut, General Obligation, CT:
Series C, 4.00%, 6/1/2028	3,840,000	3,969,401
Series A, 5.00%, 1/15/2028	3,365,000	3,560,465
Series A, 5.00%, 1/15/2029	1,355,000	1,456,963
Series B, 5.00%, 8/1/2028	1,500,000	1,601,733
Series C, 5.00%, 3/1/2028	4,770,000	5,058,840
Series C, 5.00%, 3/1/2029	2,500,000	2,693,186
Series D, 5.00%, 9/15/2026	2,500,000	2,581,665
Series D, 5.00%, 7/15/2027	11,000,000	11,534,197
Series E, 5.00%, 11/15/2026	5,510,000	5,711,544
Series E, 5.00%, 11/15/2027	3,925,000	4,141,417
Series F, 5.00%, 11/15/2026	5,000,000	5,182,889
Series F, 5.00%, 11/15/2029	5,000,000	5,440,463
University of Connecticut Revenue, CT Series A, 5.00%, 8/15/2028	3,300,000	3,523,819
		121,877,355
DELAWARE — 0.3%
Delaware Transportation Authority Revenue, DE 5.00%, 7/1/2029	1,100,000	1,194,692
State of Delaware, General Obligation, DE:
Series A, 5.00%, 5/1/2026	4,000,000	4,098,878
Security Description	Principal Amount	Value
Series A, 5.00%, 5/1/2028	$2,000,000	$2,134,284
Series A, 5.00%, 5/1/2029	2,000,000	2,169,142
		9,596,996
DISTRICT OF COLUMBIA — 1.6%
District of Columbia Income Tax Revenue, DC:
Series A, 5.00%, 3/1/2026	3,500,000	3,572,423
Series A, 5.00%, 3/1/2028	3,530,000	3,743,417
Series B, 5.00%, 10/1/2029	6,980,000	7,572,314
Series C, 5.00%, 12/1/2027	2,250,000	2,376,991
District of Columbia Water & Sewer Authority Revenue, DC Series A, 5.00%, 10/1/2026	2,500,000	2,584,071
District of Columbia, General Obligation, DC:
Series A, 5.00%, 1/1/2028	2,300,000	2,431,675
Series A, 5.00%, 8/1/2028	5,000,000	5,338,567
Series A, 5.00%, 8/1/2029	4,915,000	5,325,970
Series B, 5.00%, 6/1/2028	6,000,000	6,389,383
Series B, 5.00%, 8/1/2028	3,650,000	3,897,154
Series C, 5.00%, 12/1/2028	1,350,000	1,448,780
Series E, 5.00%, 2/1/2028	2,235,000	2,366,537
Washington Metropolitan Area Transit Authority Dedicated Revenue, DC:
Series A, 5.00%, 7/15/2026	1,000,000	1,027,593
Series A, 5.00%, 7/15/2027	4,500,000	4,720,242
Series A, 5.00%, 7/15/2028	2,255,000	2,407,459
		55,202,576
FLORIDA — 2.5%
Brevard County School District, Certificate Participation, FL Series A, 5.00%, 7/1/2026	2,370,000	2,433,442
City of Jacksonville Revenue, FL:
5.00%, 10/1/2028	1,400,000	1,494,916
5.00%, 10/1/2029	1,600,000	1,732,341
Series A, 5.00%, 10/1/2028	1,000,000	1,067,797
City of Tallahassee Energy System Revenue, FL 5.00%, 10/1/2029	3,000,000	3,266,588
City of Tallahassee Utility System Revenue, FL Series A, 5.00%, 10/1/2028	1,095,000	1,174,516
County of Broward Half-Cent Sales Tax Revenue, FL 5.00%, 10/1/2028	1,475,000	1,570,954
County of Miami-Dade Water & Sewer System Revenue, FL:
Series B, 5.00%, 10/1/2027	2,350,000	2,475,069
Series B, 5.00%, 10/1/2028	2,000,000	2,138,343

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Florida State Board of Governors Revenue, FL Series A, Build America Mutual Assurance Corp., 5.00%, 10/1/2029 (d)	$5,000,000	$5,407,477
JEA Electric System Revenue, FL Series THREE, Assured Guaranty Corp., 5.00%, 10/1/2028 (d)	2,215,000	2,365,170
JEA Water & Sewer System Revenue, FL:
Series A, 5.00%, 10/1/2026	1,270,000	1,314,037
Series A, 5.00%, 10/1/2028	1,130,000	1,208,553
Series A, 5.00%, 10/1/2029	1,000,000	1,084,905
Palm Beach County School District, Certificate Participation, FL Series B, 5.00%, 8/1/2027	1,800,000	1,887,671
Pasco County School Board Revenue, FL 5.00%, 10/1/2029	3,000,000	3,237,653
Sarasota County School Board, Certificate Participation, FL:
Series A, 5.00%, 7/1/2028	1,500,000	1,595,194
Series A, 5.00%, 7/1/2029	2,120,000	2,284,080
State of Florida Department of Transportation Turnpike System Revenue, FL:
Series A, 5.00%, 7/1/2028	12,130,000	12,923,080
Series A, 5.00%, 7/1/2029 (c)	3,000,000	3,241,989
State of Florida, General Obligation, FL:
Series A, 5.00%, 6/1/2025	1,116,000	1,119,525
Series A, 5.00%, 6/1/2028	5,000,000	5,326,221
Series A, 5.00%, 6/1/2029	5,000,000	5,407,481
Series B, 5.00%, 6/1/2027	7,000,000	7,327,085
Series B, 5.00%, 6/1/2028	12,980,000	13,826,868
		86,910,955
GEORGIA — 2.1%
Cherokee County Board of Education, General Obligation, GA:
State Aid Withholding, 5.00%, 8/1/2028	6,000,000	6,404,743
Series B, State Aid Withholding, 5.00%, 2/1/2028	5,000,000	5,291,773
City of Atlanta Water & Wastewater Revenue, GA Build America Mutual Assurance Corp., 5.00%, 11/1/2029 (d)	2,635,000	2,858,463
City of Atlanta, General Obligation, GA Series A-1, 5.00%, 12/1/2027	1,050,000	1,109,601
Security Description	Principal Amount	Value
County of DeKalb Water & Sewerage Revenue, GA 5.00%, 10/1/2027	$10,000,000	$10,534,957
Georgia State Road & Tollway Authority Revenue, GA 5.00%, 6/1/2029	2,035,000	2,201,763
Henry County School District, General Obligation, GA State Aid Withholding, 4.00%, 8/1/2028	2,630,000	2,720,993
Metropolitan Atlanta Rapid Transit Authority Revenue, GA:
Series B, 5.00%, 7/1/2026	2,500,000	2,569,413
Series B, 5.00%, 7/1/2028	5,965,000	6,368,602
State of Georgia, General Obligation, GA:
Series C, 4.00%, 7/1/2027	18,000,000	18,489,409
Series C, 4.00%, 1/1/2029	7,565,000	7,870,259
Series A, 5.00%, 7/1/2027	5,000,000	5,248,755
		71,668,731
HAWAII — 0.7%
City & County of Honolulu, General Obligation, HI:
Series A, 5.00%, 11/1/2026	3,950,000	4,087,149
Series E, 5.00%, 3/1/2027	2,500,000	2,604,292
Series E, 5.00%, 3/1/2028	10,125,000	10,750,107
Series E, 5.00%, 3/1/2029	2,500,000	2,695,210
State of Hawaii Airports System Revenue, HI Series D, 5.00%, 7/1/2029	1,785,000	1,931,531
		22,068,289
IDAHO — 0.4%
Idaho Housing & Finance Association Revenue, ID:
Series A, 5.00%, 8/15/2027	1,750,000	1,839,176
Series A, 5.00%, 8/15/2028	1,650,000	1,765,237
Idaho State Building Authority Revenue, ID:
Series 2025A, 5.00%, 6/1/2029	3,930,000	4,255,604
Series A, 5.00%, 6/1/2029	5,000,000	5,414,254
		13,274,271
ILLINOIS — 0.6%
Chicago Park District, General Obligation, IL Series C, 5.00%, 1/1/2028	1,300,000	1,363,564
Chicago Transit Authority Sales Tax Receipts Fund Revenue, IL Series A, 5.00%, 12/1/2029	1,000,000	1,071,116
County of Cook Sales Tax Revenue, IL 5.00%, 11/15/2029	1,000,000	1,076,837

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
DuPage County Forest Preserve District, General Obligation, IL 5.00%, 11/1/2029	$1,000,000	$1,083,023
Illinois Finance Authority Revenue, IL Series A, 5.00%, 10/1/2028	2,280,000	2,433,218
Illinois State Toll Highway Authority Revenue, IL Series A, 5.00%, 1/1/2029	1,670,000	1,787,823
Metropolitan Water Reclamation District of Greater Chicago, General Obligation, IL Series C, 5.00%, 12/1/2029	1,410,000	1,535,069
Sales Tax Securitization Corp. Revenue, IL Series A, 5.00%, 1/1/2028	3,250,000	3,417,748
University of Illinois Revenue, IL:
Series A, 5.00%, 4/1/2028	1,700,000	1,799,659
Series A, 5.00%, 4/1/2030	4,265,000	4,635,298
		20,203,355
INDIANA — 0.2%
Indiana Finance Authority Revenue, IN Series A, 5.00%, 2/1/2029	2,515,000	2,701,503
Indianapolis Local Public Improvement Bond Bank Revenue, IN Series E, 5.00%, 2/1/2030	1,825,000	1,969,376
IPS Multi-School Building Corp. Revenue, IN:
State Intercept, 5.00%, 7/15/2026	1,350,000	1,385,155
State Intercept, 5.00%, 7/15/2029	1,100,000	1,186,395
State Intercept, 5.00%, 1/15/2030	1,000,000	1,085,502
		8,327,931
IOWA — 0.1%
Iowa Finance Authority Revenue, IA Series A, 5.00%, 8/1/2030	3,300,000	3,640,315
KANSAS — 0.2%
State of Kansas Department of Transportation Revenue, KS:
Series A, 5.00%, 9/1/2026	3,500,000	3,610,353
Series A, 5.00%, 9/1/2028	4,000,000	4,283,789
		7,894,142
KENTUCKY — 0.8%
Kentucky Asset Liability Commission Revenue, KY Series A, 5.00%, 9/1/2026	2,425,000	2,498,723
Security Description	Principal Amount	Value
Kentucky State Property & Building Commission Revenue, KY:
Series A, Assured Guaranty Municipal Corp., 5.00%, 11/1/2025 (d)	$2,000,000	$2,025,022
Series A, 5.00%, 10/1/2026	2,550,000	2,631,229
Series A, 5.00%, 10/1/2027	1,975,000	2,076,851
Series A, 5.00%, 4/1/2029	2,375,000	2,558,022
Series A, 5.00%, 10/1/2029	2,520,000	2,733,203
Series B, 5.00%, 11/1/2026	2,480,000	2,563,165
Series B, 5.00%, 11/1/2027	1,000,000	1,053,139
Series B, 5.00%, 11/1/2028	1,670,000	1,789,648
Series B, 5.00%, 4/1/2029 (c)	4,715,000	5,070,117
Kentucky Turnpike Authority Revenue, KY Series A, 5.00%, 7/1/2026	2,000,000	2,055,308
		27,054,427
LOUISIANA — 0.7%
State of Louisiana Gasoline & Fuels Tax Revenue, LA Series A, 5.00%, 5/1/2029	2,655,000	2,864,125
State of Louisiana Revenue, LA:
5.00%, 9/1/2027	6,040,000	6,347,604
5.00%, 9/1/2028	3,305,000	3,536,261
State of Louisiana, General Obligation, LA:
Series A, 5.00%, 5/1/2026	4,380,000	4,483,540
Series A, 5.00%, 2/1/2028	2,000,000	2,119,697
Series A, 5.00%, 4/1/2028	2,000,000	2,126,227
Series A, 5.00%, 2/1/2029	2,000,000	2,154,334
		23,631,788
MARYLAND — 3.3%
County of Baltimore, General Obligation, MD 5.00%, 2/1/2028	4,000,000	4,246,008
County of Montgomery, General Obligation, MD:
Series A, 5.00%, 8/1/2027	10,000,000	10,513,295
Series A, 5.00%, 8/1/2028	11,775,000	12,608,915
Series A, 5.00%, 8/1/2029	3,000,000	3,262,851
County of Prince George's, General Obligation, MD:
Series A, 5.00%, 8/1/2027	7,790,000	8,189,857
Series B, 5.00%, 9/1/2026	7,985,000	8,236,639
Maryland Stadium Authority Revenue, MD Series A, 5.00%, 3/1/2027	1,300,000	1,350,884
Maryland State Transportation Authority Revenue, MD:
Series A, 5.00%, 7/1/2028	3,530,000	3,763,184
Series A, 5.00%, 7/1/2029	4,460,000	4,825,733

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
State of Maryland Department of Transportation Revenue, MD:
Series 2022A, 5.00%, 12/1/2026	$1,205,000	$1,250,234
Series 2022-B, 5.00%, 12/1/2026	1,250,000	1,296,923
Series 2022-B, 5.00%, 12/1/2027	3,700,000	3,912,957
Series A, 5.00%, 10/1/2028	1,175,000	1,260,776
State of Maryland, General Obligation, MD:
Series C, 3.00%, 8/1/2026	3,500,000	3,502,511
Series C, 4.00%, 3/1/2029	9,245,000	9,619,833
Series A, 5.00%, 3/1/2026	7,000,000	7,145,556
Series A, 5.00%, 6/1/2027	1,820,000	1,907,131
Series A, 5.00%, 6/1/2028	1,110,000	1,185,316
Series A, 5.00%, 8/1/2028	1,200,000	1,284,985
Series A, 5.00%, 3/15/2029	8,370,000	9,044,998
Series A, 5.00%, 6/1/2029	1,500,000	1,626,118
Series C, 5.00%, 3/1/2026	11,540,000	11,779,960
University System of Maryland Revenue, MD Series B, 5.00%, 4/1/2028	1,000,000	1,063,358
		112,878,022
MASSACHUSETTS — 2.6%
City of Boston, General Obligation, MA Series A, 5.00%, 11/1/2027	5,000,000	5,305,046
Commonwealth of Massachusetts Transportation Fund Revenue, MA:
Series A, 5.00%, 6/1/2028	1,455,000	1,555,908
Series A, 5.00%, 6/1/2029	1,250,000	1,358,578
Commonwealth of Massachusetts, General Obligation, MA:
Series A, 5.00%, 5/1/2028	2,000,000	2,130,211
Series A, 5.00%, 3/1/2029	13,000,000	14,024,574
Series A, 5.00%, 10/1/2029	1,350,000	1,468,900
Series B, 5.00%, 5/1/2027	1,595,000	1,667,909
Series B, 5.00%, 10/1/2027	7,835,000	8,260,179
Series B, 5.00%, 5/1/2028	2,450,000	2,609,509
Series B, 5.00%, 5/1/2029	1,450,000	1,568,153
Series D, 5.00%, 11/1/2028	5,000,000	5,368,618
Series G, 5.00%, 12/1/2029	5,000,000	5,452,861
Massachusetts Clean Water Trust Revenue, MA:
5.00%, 2/1/2026	3,530,000	3,596,439
5.00%, 2/1/2027	1,000,000	1,040,960
5.00%, 2/1/2028	3,875,000	4,119,621
5.00%, 2/1/2029	7,295,000	7,890,151
5.00%, 2/1/2030	2,750,000	3,017,484
Series 26A, 5.00%, 2/1/2029	2,500,000	2,703,958
Series 26A, 5.00%, 2/1/2030	1,595,000	1,750,141
Security Description	Principal Amount	Value
Massachusetts Development Finance Agency Revenue, MA:
Series A, 5.00%, 10/15/2027	$1,670,000	$1,764,872
Series FF, 5.00%, 10/1/2027	2,145,000	2,259,287
Series FF, 5.00%, 10/1/2028	1,000,000	1,071,674
Massachusetts State College Building Authority Revenue, MA Series A, 5.00%, 11/1/2029	1,400,000	1,529,459
Massachusetts Water Resources Authority Revenue, MA:
Series B, 5.00%, 8/1/2025	175,000	176,245
Series C, 5.00%, 8/1/2027	5,500,000	5,792,245
		87,482,982
MICHIGAN — 1.1%
Birmingham City School District, General Obligation, MI 5.00%, 5/1/2028	1,250,000	1,327,534
Forest Hills Public Schools, General Obligation, MI Series I, 5.00%, 5/1/2028 (c)	1,575,000	1,674,046
Great Lakes Water Authority Sewage Disposal System Revenue, MI Series A, 5.00%, 7/1/2026	1,500,000	1,542,396
Great Lakes Water Authority Water Supply System Revenue, MI Series A, 5.00%, 7/1/2026	2,500,000	2,570,660
Michigan Finance Authority Revenue, MI Series A, 5.00%, 10/1/2028	7,195,000	7,705,349
Michigan State Building Authority Revenue, MI:
Series II, 5.00%, 10/15/2026	5,000,000	5,166,247
Series II, 5.00%, 10/15/2027	3,500,000	3,683,738
Series II, 5.00%, 10/15/2028	2,800,000	2,996,452
Michigan State University Revenue, MI:
Series A, 5.00%, 2/15/2028	2,400,000	2,542,610
Series A, 5.00%, 8/15/2028	1,000,000	1,068,156
State of Michigan Trunk Line Revenue, MI:
5.00%, 11/15/2026	3,000,000	3,107,310
5.00%, 11/15/2028	3,500,000	3,760,107
		37,144,605
MINNESOTA — 2.1%
Edina Independent School District No. 273, General Obligation, MN Series A, School District Credit Enhancement Program, 5.00%, 2/1/2029	3,000,000	3,221,105

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Osseo Independent School District No. 279, General Obligation, MN Series A, School District Credit Enhancement Program, 5.00%, 2/1/2028	$6,830,000	$7,246,011
State of Minnesota Revenue, MN Series A, 5.00%, 3/1/2028	5,150,000	5,457,398
State of Minnesota, General Obligation, MN:
Series A, 5.00%, 8/1/2028	12,365,000	13,228,026
Series A, 5.00%, 8/1/2029	10,000,000	10,871,467
Series D, 5.00%, 8/1/2026	6,410,000	6,609,002
Series D, 5.00%, 8/1/2027	8,500,000	8,928,204
Series E, 5.00%, 8/1/2026	5,000,000	5,155,227
Stillwater Independent School District No. 834, General Obligation, MN:
Series A, School District Credit Enhancement Program, 5.00%, 2/1/2028	3,000,000	3,178,519
Series A, School District Credit Enhancement Program, 5.00%, 2/1/2029	8,745,000	9,405,959
		73,300,918
MISSISSIPPI — 0.0% (a)
Mississippi Development Bank Revenue, MS Series A, 5.00%, 1/1/2029	1,000,000	1,070,186
MISSOURI — 0.6%
Curators of the University of Missouri Revenue, MO 5.00%, 11/1/2028	2,000,000	2,146,066
Jackson County School District No. R-IV Blue Springs, General Obligation, MO:
4.00%, 3/1/2028	6,635,000	6,849,776
5.00%, 3/1/2029	1,500,000	1,614,578
Missouri Highway & Transportation Commission Revenue, MO Series A, 5.00%, 5/1/2026	10,000,000	10,242,873
		20,853,293
NEBRASKA — 0.1%
Omaha Public Power District Revenue, NE:
Series B, 5.00%, 2/1/2026	1,500,000	1,527,968
Series B, 5.00%, 2/1/2027	3,000,000	3,120,083
		4,648,051
NEVADA — 0.7%
County of Clark Department of Aviation Revenue, NV:
Series A, 5.00%, 7/1/2026	3,750,000	3,849,399
Series A, 5.00%, 7/1/2028	5,000,000	5,330,641
Series A, 5.00%, 7/1/2029	5,015,000	5,424,597
Security Description	Principal Amount	Value
County of Clark Revenue, NV:
5.00%, 7/1/2026	$4,490,000	$4,612,233
5.00%, 7/1/2028	5,000,000	5,327,437
		24,544,307
NEW HAMPSHIRE — 0.2%
New Hampshire Health & Education Facilities Authority Act Revenue, NH:
Series C, 3.30%, 6/1/2038 (b)	5,000,000	5,013,766
Build America Mutual Assurance Corp., 5.00%, 7/1/2027 (d)	2,370,000	2,479,572
		7,493,338
NEW JERSEY — 0.8%
Cherry Hill Township School District, General Obligation, NJ 3.00%, 8/1/2027	3,500,000	3,497,834
New Jersey Educational Facilities Authority Revenue, NJ:
Series A, 5.00%, 3/1/2027	12,500,000	13,045,870
Series C, 5.00%, 3/1/2028	4,000,000	4,258,446
Series C, 5.00%, 3/1/2029	4,500,000	4,872,034
		25,674,184
NEW MEXICO — 1.0%
New Mexico Finance Authority Revenue, NM:
Series A, 5.00%, 6/15/2026	5,215,000	5,351,719
Series A, 5.00%, 6/15/2027	5,000,000	5,234,628
State of New Mexico Severance Tax Permanent Fund Revenue, NM:
Series A, 5.00%, 7/1/2027	11,935,000	12,505,654
Series B, 5.00%, 7/1/2029	5,000,000	5,410,452
State of New Mexico, General Obligation, NM:
5.00%, 3/1/2029	1,000,000	1,077,699
5.50%, 3/1/2028	4,000,000	4,302,606
		33,882,758
NEW YORK — 17.8%
Battery Park City Authority Revenue, NY:
Series B, 5.00%, 11/1/2027	8,145,000	8,651,250
Series B, 5.00%, 11/1/2028	4,000,000	4,330,710
City of New York, General Obligation, NY:
Series 1, 5.00%, 8/1/2028	2,400,000	2,560,660
Series A, 5.00%, 8/1/2026	11,500,000	11,829,003
Series A, 5.00%, 8/1/2027	3,725,000	3,907,757
Series A, 5.00%, 8/1/2029	7,500,000	8,103,552
Series A-1, 5.00%, 8/1/2026	1,155,000	1,188,043
Series A-1, 5.00%, 8/1/2027	7,000,000	7,343,437
Series A-1, 5.00%, 9/1/2027	6,000,000	6,304,274
Series A-1, 5.00%, 8/1/2028	1,065,000	1,136,293
Series B-1, 5.00%, 10/1/2028	1,305,000	1,395,960

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series B-3, 5.00%, 9/1/2026	$1,020,000	$1,050,962
Series B-3, 5.00%, 9/1/2027	13,250,000	13,921,939
Series C, 5.00%, 3/1/2026	5,000,000	5,103,361
Series C, 5.00%, 8/1/2027	30,305,000	31,791,836
Series C, 5.00%, 3/1/2028	2,510,000	2,660,051
Series C, 5.00%, 3/1/2029	5,000,000	5,371,521
Series C-4, Assured Guaranty Municipal Corp., 5.00%, 10/1/2027 (d)	6,345,000	6,681,963
Series E, 5.00%, 8/1/2026	5,000,000	5,143,045
Series E, 5.00%, 8/1/2028	6,090,000	6,497,674
Series F, 5.00%, 8/1/2028	3,000,000	3,200,825
Series F, 5.00%, 8/1/2029	11,750,000	12,695,565
Series F-1, 5.00%, 8/1/2027	3,740,000	3,923,493
Series F-1, 5.00%, 8/1/2028	1,600,000	1,707,107
Series J-10, 5.00%, 8/1/2026	1,225,000	1,260,046
Empire State Development Corp. Revenue, NY:
Series A, 5.00%, 9/15/2029	2,410,000	2,619,723
Series B, 5.00%, 3/15/2029	6,205,000	6,696,003
New York City Municipal Water Finance Authority Revenue, NY:
Series BB, 5.00%, 6/15/2028	9,385,000	10,022,618
Series BB, 5.00%, 6/15/2029	7,000,000	7,596,088
Series CC, 5.00%, 6/15/2029 (c)	7,000,000	7,592,761
Series DD, 5.00%, 6/15/2026	4,500,000	4,630,430
New York City Transitional Finance Authority Future Tax Secured Revenue, NY:
Series 1, 5.00%, 11/1/2027	17,235,000	18,173,363
Series A, 5.00%, 5/1/2027	4,370,000	4,564,531
Series A-1, 5.00%, 11/1/2026	4,000,000	4,134,137
Series A-1, 5.00%, 11/1/2028	5,000,000	5,356,658
Series A-6, 5.00%, 8/1/2028	4,275,000	4,562,439
Series B-1, 5.00%, 11/1/2028	8,020,000	8,592,080
Series C, 5.00%, 2/1/2028	1,140,000	1,206,630
Series C-1, 5.00%, 11/1/2027	2,895,000	3,052,619
Series D-1, 5.00%, 11/1/2028	6,235,000	6,679,753
Series E-1, 5.00%, 11/1/2027	8,050,000	8,488,284
Series E-1, 5.00%, 11/1/2028	2,725,000	2,919,379
New York City Transitional Finance Authority Revenue, NY:
Series A-1, 5.00%, 11/1/2026	11,750,000	12,144,027
Series B, 5.00%, 5/1/2027	2,570,000	2,684,404
Series B, 5.00%, 5/1/2028	4,000,000	4,252,161
Series C, 5.00%, 5/1/2028	2,630,000	2,795,796
Series C, 5.00%, 5/1/2029	12,335,000	13,296,727
Series C-1, 5.00%, 5/1/2026	1,245,000	1,274,700
Series D, 5.00%, 5/1/2028	1,105,000	1,174,659
Series D-1, 5.00%, 11/1/2028	5,320,000	5,699,485
Series D-1, 5.00%, 11/1/2029	6,000,000	6,512,355
Series E, 5.00%, 11/1/2029	1,500,000	1,628,089
Series F-1, 5.00%, 11/1/2029	4,400,000	4,775,727
Security Description	Principal Amount	Value
Series G-1, 5.00%, 5/1/2026	$8,750,000	$8,958,734
Series G-1, 5.00%, 5/1/2029	8,290,000	8,936,349
Series G-1, 5.00%, 11/1/2029	3,500,000	3,798,874
Series H, 5.00%, 11/1/2029 (c)	2,600,000	2,822,021
New York State Dormitory Authority Revenue, NY:
Series A, Assured Guaranty Municipal Corp., State Aid Withholding, 5.00%, 10/1/2025 (d)	4,025,000	4,070,693
Series A, 5.00%, 7/1/2026	2,935,000	3,020,558
Series A, Assured Guaranty Municipal Corp., State Aid Withholding, 5.00%, 10/1/2026 (d)	2,500,000	2,585,232
Series A, 5.00%, 3/15/2027	4,255,000	4,439,674
Series A, Build America Mutual Assurance Corp., 5.00%, 10/1/2027 (d)	3,600,000	3,795,556
Series A, 5.00%, 3/15/2028	7,365,000	7,814,804
Series A, 5.00%, 7/1/2028	3,000,000	3,154,261
Series A, Assured Guaranty Municipal Corp., State Aid Withholding, 5.00%, 10/1/2028 (d)	16,440,000	17,624,984
Series A, 5.00%, 3/15/2029	27,935,000	30,091,286
Series A-1, 5.00%, 3/15/2028	7,725,000	8,239,779
Series B, 5.00%, 3/15/2030	5,715,000	6,291,029
Series E, 5.00%, 3/15/2026	4,120,000	4,214,599
New York State Environmental Facilities Corp. Revenue, NY:
Series A, 5.00%, 6/15/2027	3,750,000	3,936,748
Series A, 5.00%, 6/15/2028	5,000,000	5,350,814
Series B, 5.00%, 6/15/2027	6,000,000	6,298,796
Series B, 5.00%, 5/15/2028	1,500,000	1,602,953
Series B, 5.00%, 6/15/2028	2,455,000	2,627,250
Series B, 5.00%, 5/15/2029	1,000,000	1,085,833
New York State Housing Finance Agency Revenue, NY:
Series B-2, VRN, 3.30%, 12/15/2054 (b)	2,835,000	2,828,718
Series B-2, VRN, 3.35%, 12/15/2054 (b)	2,110,000	2,109,672
New York State Thruway Authority Revenue, NY Series A, 5.00%, 3/15/2027	10,955,000	11,454,350
Port Authority of New York & New Jersey Revenue, NY:
Series 230, 4.00%, 12/1/2027	3,750,000	3,877,238
Series 243, 5.00%, 12/1/2026	10,430,000	10,838,483
Series 243, 5.00%, 12/1/2028	6,820,000	7,359,851
State of New York, General Obligation, NY:
Series A, 5.00%, 3/15/2028	1,500,000	1,605,013
Series B, 5.00%, 3/15/2028	1,525,000	1,631,763

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Triborough Bridge & Tunnel Authority Revenue, NY:
Series B, 4.00%, 5/15/2027	$27,725,000	$28,471,046
Series A, 5.00%, 11/15/2026	1,000,000	1,036,740
Series A, 5.00%, 11/15/2027	10,000,000	10,583,169
Series A, 5.00%, 11/15/2028	9,750,000	10,500,227
Series A-2, 5.00%, 11/15/2029	1,040,000	1,140,197
Series B, 5.00%, 5/15/2027	13,500,000	14,145,574
Series B, 5.00%, 11/15/2028	13,335,000	14,268,315
Series B2, VRN, 5.00%, 5/15/2050 (b)	4,740,000	4,838,246
Series B-2, 5.00%, 11/15/2043 (b)	8,350,000	8,462,935
Series E, 5.00%, 11/15/2027	2,800,000	2,943,639
Utility Debt Securitization Authority Revenue, NY:
Series 1, 5.00%, 6/15/2028	5,000,000	5,141,379
Series 1, 5.00%, 12/15/2028	3,970,000	4,124,129
		609,007,464
NORTH CAROLINA — 1.8%
City of Charlotte Airport Revenue, NC Series A, 5.00%, 7/1/2027	2,065,000	2,160,511
City of Charlotte Water & Sewer System Revenue, NC:
5.00%, 7/1/2026	1,680,000	1,727,693
5.00%, 7/1/2027	1,500,000	1,574,663
City of Charlotte, Certificate Participation, NC Series B, 5.00%, 6/1/2028	1,000,000	1,065,279
City of Charlotte, General Obligation, NC Series B, 5.00%, 7/1/2028	3,300,000	3,528,586
City of Raleigh Combined Enterprise System Revenue, NC:
5.00%, 9/1/2026	2,070,000	2,135,818
5.00%, 9/1/2027	1,300,000	1,368,596
5.00%, 9/1/2028	1,675,000	1,795,408
City of Raleigh Revenue, NC 5.00%, 10/1/2026	5,000,000	5,168,142
County of Alamance, General Obligation, NC 5.00%, 5/1/2028	1,500,000	1,594,410
County of Cabarrus Revenue, NC Series A, 5.00%, 8/1/2029	3,000,000	3,256,205
County of Durham Revenue, NC Series A, 5.00%, 6/1/2028	1,255,000	1,338,495
County of Guilford, General Obligation, NC 5.00%, 3/1/2028	5,000,000	5,317,046
County of Mecklenburg Revenue, NC 5.00%, 2/1/2030	3,000,000	3,276,203
Security Description	Principal Amount	Value
County of Mecklenburg, General Obligation, NC:
5.00%, 9/1/2027	$2,000,000	$2,106,013
Series B, 5.00%, 2/1/2029	5,000,000	5,396,565
County of Wake Revenue, NC 5.00%, 5/1/2026	3,975,000	4,072,354
County of Wake, General Obligation, NC Series A, 5.00%, 5/1/2028	5,000,000	5,332,991
State of North Carolina Revenue, NC Series A, 5.00%, 5/1/2028	9,800,000	10,413,829
		62,628,807
NORTH DAKOTA — 0.2%
Cass County Joint Water Resource District Revenue, ND Series A, 3.45%, 4/1/2027	1,635,000	1,634,133
North Dakota Public Finance Authority Revenue, ND Series A, 5.00%, 10/1/2029	5,000,000	5,436,201
		7,070,334
OHIO — 2.1%
City of Akron Income Tax Revenue, OH:
4.00%, 12/1/2025	3,285,000	3,305,812
4.00%, 12/1/2026	1,000,000	1,016,093
City of Columbus, General Obligation, OH:
Series 1, 5.00%, 2/15/2026	5,000,000	5,098,244
Series A, 5.00%, 8/15/2026	6,585,000	6,786,147
Series A, 5.00%, 4/1/2028	1,095,000	1,165,048
Series A, 5.00%, 8/15/2028	6,865,000	7,355,892
Ohio State University Revenue, OH Series A, 5.00%, 12/1/2028	1,000,000	1,072,224
Ohio Turnpike & Infrastructure Commission Revenue, OH Series A, 5.00%, 2/15/2028	1,000,000	1,059,346
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OH:
Series A, 5.00%, 6/1/2028	1,000,000	1,066,912
Series A, 5.00%, 12/1/2028	3,000,000	3,226,485
Series E, 5.00%, 12/1/2029	5,000,000	5,457,665
State of Ohio Revenue, OH:
Series 2022-1, 5.00%, 12/15/2027	1,000,000	1,057,584
Series 2022-1, 5.00%, 12/15/2028	1,000,000	1,075,403
Series 2024-1, 5.00%, 12/15/2027	1,500,000	1,586,376
Series A, 5.00%, 2/1/2029	3,000,000	3,226,863

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
State of Ohio, General Obligation, OH:
Series A, 5.00%, 9/1/2028	$4,000,000	$4,289,188
Series A, 5.00%, 3/15/2029	1,365,000	1,478,805
Series A, 5.00%, 9/1/2029	3,200,000	3,491,657
Series B, 5.00%, 8/1/2025	10,000	10,071
Series B, 5.00%, 3/1/2028	1,020,000	1,084,447
Series B, 5.00%, 9/15/2028	5,000,000	5,364,883
Series B, 5.00%, 11/1/2029	7,000,000	7,657,059
Series Y, 5.00%, 5/1/2025	750,000	751,375
Series Y, 5.00%, 5/1/2026	2,500,000	2,562,340
Series Y, 5.00%, 5/1/2027	750,000	784,300
Series Y, 5.00%, 5/1/2028	1,000,000	1,066,360
		72,096,579
OKLAHOMA — 0.6%
City of Tulsa, General Obligation, OK Series C, 3.00%, 10/1/2028	2,000,000	1,962,017
Oklahoma Capitol Improvement Authority Revenue, OK:
Series A, 5.00%, 7/1/2026	2,000,000	2,053,316
Series A, 5.00%, 7/1/2027	1,250,000	1,307,816
Series A, 5.00%, 7/1/2028	2,250,000	2,395,186
Oklahoma County Independent School District No. 89 Oklahoma City, General Obligation, OK Series A, 3.00%, 7/1/2027	8,500,000	8,512,495
Oklahoma Industries Authority Revenue, OK 5.00%, 4/1/2028	5,000,000	5,278,482
		21,509,312
OREGON — 1.2%
City of Portland Sewer System Revenue, OR:
Series A, 5.00%, 12/1/2028	14,615,000	15,707,799
Series B, 5.00%, 6/1/2029	3,660,000	3,963,234
City of Portland Water System Revenue, OR Series A, 5.00%, 5/1/2029	3,000,000	3,244,580
Metro, General Obligation, OR 5.00%, 6/1/2028 (c)	3,000,000	3,197,696
Multnomah County School District No. 1 Portland, General Obligation, OR School Bond Guaranty, 5.00%, 6/15/2027	1,500,000	1,572,359
Oregon State Lottery Revenue, OR Series C, 5.00%, 4/1/2026	4,550,000	4,650,029
State of Oregon, General Obligation, OR:
Series A, 5.00%, 5/1/2028	1,000,000	1,064,834
Series A, 5.00%, 5/1/2027	2,050,000	2,144,604
Security Description	Principal Amount	Value
Series A, 5.00%, 5/1/2029	$4,550,000	$4,920,947
		40,466,082
PENNSYLVANIA — 2.2%
Commonwealth of Pennsylvania, General Obligation, PA:
Series 1ST, 4.00%, 2/15/2028	5,000,000	5,148,761
5.00%, 10/1/2026	2,000,000	2,065,498
5.00%, 10/1/2027	4,000,000	4,212,992
Series FIRST, 5.00%, 9/1/2026	19,265,000	19,855,407
Series FIRST, 5.00%, 9/1/2027	5,000,000	5,257,837
Series FIRST, 5.00%, 9/1/2028	6,000,000	6,419,171
Series FIRST, 5.00%, 9/1/2029	4,340,000	4,712,596
Pennsylvania Turnpike Commission Revenue, PA:
Series 1ST, 5.00%, 12/1/2028	1,650,000	1,770,267
Series 2ND, 5.00%, 12/1/2026	8,000,000	8,287,034
Series A, 5.00%, 12/1/2027	1,000,000	1,055,443
Series A, 5.00%, 12/1/2028	1,100,000	1,180,178
Series A, 5.00%, 12/1/2029	1,660,000	1,802,717
Series B, 5.00%, 12/1/2029	1,715,000	1,862,445
Port Authority of Allegheny County Revenue, PA 5.00%, 3/1/2029	3,685,000	3,955,474
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue, PA:
4.00%, 4/15/2026	1,215,000	1,227,035
5.00%, 2/15/2029	6,815,000	7,328,880
		76,141,735
SOUTH CAROLINA — 1.0%
Charleston Educational Excellence Finance Corp. Revenue, SC 5.00%, 12/1/2028	4,040,000	4,324,292
City of Charleston Waterworks & Sewer System Revenue, SC Series B, 5.00%, 1/1/2030	2,000,000	2,187,253
Greenville County School District Revenue, SC 5.00%, 12/1/2028	4,250,000	4,556,715
Horry County School District, General Obligation, SC 5.00%, 3/1/2026	5,000,000	5,100,262
Richland County School District No. 2, General Obligation, SC Series A, 5.00%, 3/1/2027	10,000,000	10,415,927
South Carolina Transportation Infrastructure Bank Revenue, SC:
Series B, 5.00%, 10/1/2027	5,000,000	5,263,764

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 10/1/2029	$1,060,000	$1,151,445
		32,999,658
TENNESSEE — 0.7%
City of Memphis Electric System Revenue, TN 5.00%, 12/1/2029	1,250,000	1,359,171
Metropolitan Government of Nashville & Davidson County Electric Revenue, TN:
Series B, 5.00%, 5/15/2028	3,000,000	3,196,323
Series B, 5.00%, 5/15/2029	2,250,000	2,430,988
Metropolitan Government of Nashville & Davidson County, General Obligation, TN Series B, 4.00%, 1/1/2028	8,000,000	8,239,711
State of Tennessee, General Obligation, TN Series A, 5.00%, 5/1/2028	9,000,000	9,599,082
		24,825,275
TEXAS — 11.6%
Alamo Community College District, General Obligation, TX 5.00%, 2/15/2028	4,890,000	5,176,038
Aldine Independent School District, General Obligation, TX Series B, Permanent School Fund, 5.00%, 2/15/2029 (d)	7,845,000	8,439,300
Allen Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2027 (d)	2,500,000	2,600,087
Arlington Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2028 (d)	2,015,000	2,133,501
Austin Independent School District, General Obligation, TX:
5.00%, 8/1/2028	1,000,000	1,068,407
Permanent School Fund, 5.00%, 8/1/2028 (d)	3,300,000	3,519,359
Board of Regents of the University of Texas System Revenue, TX:
Series A, 5.00%, 8/15/2026	5,000,000	5,153,339
Series A, 5.00%, 8/15/2027	5,000,000	5,255,862
Series A, 5.00%, 8/15/2028	5,000,000	5,350,758
Series A, 5.00%, 8/15/2029	2,160,000	2,346,813
City of Austin Water & Wastewater System Revenue, TX 5.00%, 11/15/2026	3,200,000	3,312,677
City of Austin, General Obligation, TX 5.00%, 9/1/2028	3,000,000	3,209,474
Security Description	Principal Amount	Value
City of Corpus Christi Utility System Revenue, TX 5.00%, 7/15/2027	$2,055,000	$2,149,622
City of Dallas, General Obligation, TX:
Series A, 5.00%, 2/15/2028	11,565,000	12,238,210
Series B, 5.00%, 2/15/2028	10,000,000	10,582,110
Series B, 5.00%, 2/15/2029	5,000,000	5,367,196
City of Denton, General Obligation, TX 5.00%, 2/15/2026	9,345,000	9,529,146
City of Fort Worth Water & Sewer System Revenue, TX Series A, 5.00%, 2/15/2028	4,905,000	5,192,069
City of Houston Combined Utility System Revenue, TX:
Series A, 5.00%, 11/15/2025	2,500,000	2,533,813
Series A, 5.00%, 11/15/2026	2,000,000	2,070,746
Series C, 5.00%, 11/15/2026	1,115,000	1,154,441
City of Houston, General Obligation, TX:
Series A, 5.00%, 3/1/2026	1,000,000	1,020,203
Series A, 5.00%, 3/1/2028	1,045,000	1,105,505
Series B, 5.00%, 3/1/2026	1,435,000	1,463,991
City of San Antonio Electric & Gas Systems Revenue, TX:
Series B, 3.00%, 2/1/2030	1,000,000	985,718
5.00%, 2/1/2027	3,650,000	3,789,221
5.00%, 2/1/2028	1,500,000	1,586,272
Series A, 5.00%, 2/1/2029	1,000,000	1,074,038
Series B, 5.00%, 2/1/2027	1,000,000	1,037,415
Series C, 5.00%, 2/1/2029	1,390,000	1,492,913
Series D, 5.00%, 2/1/2029	3,775,000	4,054,493
City of San Antonio, General Obligation, TX:
5.00%, 2/1/2026	2,200,000	2,241,323
5.00%, 2/1/2029	1,125,000	1,211,211
5.00%, 2/1/2030	1,375,000	1,498,289
City of Waco, General Obligation, TX 5.00%, 2/1/2026	2,000,000	2,035,238
Clear Creek Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 2/15/2030 (d)	1,525,000	1,661,186
Comal Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/15/2026 (d)	2,500,000	2,547,087
Permanent School Fund, 5.00%, 2/15/2029 (d)	1,500,000	1,611,925
Conroe Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 2/15/2028 (d)	1,565,000	1,657,037

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
County of Collin, General Obligation, TX:
5.00%, 2/15/2028	$1,450,000	$1,536,463
5.00%, 2/15/2029	1,000,000	1,075,336
5.00%, 2/15/2030	1,050,000	1,144,710
County of Harris Toll Road Revenue, TX:
5.00%, 8/15/2028	2,680,000	2,861,631
Series A, 5.00%, 8/15/2026	3,335,000	3,434,433
Series A, 5.00%, 8/15/2027	2,225,000	2,336,173
Series A, 5.00%, 8/15/2028	9,100,000	9,716,732
County of Harris, General Obligation, TX:
Series A, 5.00%, 9/15/2026	1,750,000	1,807,302
Series A, 5.00%, 9/15/2029	2,000,000	2,166,716
County of Williamson, General Obligation, TX 5.00%, 2/15/2029	16,295,000	17,516,408
Cypress-Fairbanks Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/15/2029 (d)	1,995,000	2,147,648
Permanent School Fund, 5.00%, 2/15/2030 (d)	2,000,000	2,178,605
Series A, Permanent School Fund, 5.00%, 2/15/2028 (d)	8,855,000	9,397,602
Dallas College, General Obligation, TX 5.00%, 2/15/2028	2,500,000	2,649,074
Dallas Independent School District, General Obligation, TX:
Series A, Permanent School Fund, 4.00%, 2/15/2026 (d)	4,660,000	4,713,159
Permanent School Fund, 5.00%, 2/15/2028 (d)	2,075,000	2,200,565
Permanent School Fund, 5.00%, 2/15/2029 (d)	1,700,000	1,830,722
Series C, Permanent School Fund, 5.00%, 2/15/2028 (d)	10,000,000	10,605,132
Series C, Permanent School Fund, 5.00%, 2/15/2030 (d)	2,450,000	2,674,595
Denton Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 8/15/2027 (d)	2,250,000	2,360,307
Dripping Springs Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/15/2028 (d)	1,250,000	1,323,866
Permanent School Fund, 5.00%, 2/15/2029 (d)	1,250,000	1,343,270
Security Description	Principal Amount	Value
Ector County Independent School District, General Obligation, TX:
Series A, Permanent School Fund, 5.00%, 8/15/2026 (d)	$3,250,000	$3,350,008
Series A, Permanent School Fund, 5.00%, 8/15/2027 (d)	2,135,000	2,243,684
Fort Bend Independent School District, General Obligation, TX:
Series B, Permanent School Fund, 0.72%, 8/1/2051 (b) (d)	2,470,000	2,367,113
Series B, Permanent School Fund, 4.00%, 8/1/2054 (b) (d)	6,665,000	6,772,786
Fort Worth Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2029 (d)	1,400,000	1,504,994
Garland Independent School District, General Obligation, TX:
Series A, Permanent School Fund, 5.00%, 2/15/2028 (d)	2,100,000	2,222,309
Series A, Permanent School Fund, 5.00%, 2/15/2029 (d)	3,000,000	3,223,849
Grand Parkway Transportation Corp. Revenue, TX 5.00%, 10/1/2052 (b)	1,000,000	1,048,002
Hays Consolidated Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2028 (d)	1,255,000	1,329,162
Houston Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 2/15/2030 (d)	2,000,000	2,179,552
Humble Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2029 (d)	3,050,000	3,279,895
Hurst-Euless-Bedford Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 8/15/2029 (d)	2,550,000	2,762,784
Katy Independent School District, General Obligation, TX Series B, Permanent School Fund, 5.00%, 2/15/2026 (d)	1,445,000	1,472,971
Lamar Consolidated Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 2/15/2030 (d)	3,125,000	3,404,070

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Lewisville Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 8/15/2029 (d)	$5,000,000	$5,421,497
Montgomery Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 2/15/2029 (d)	6,960,000	7,479,330
North Texas Tollway Authority Revenue, TX:
Series A, 5.00%, 1/1/2027	4,460,000	4,625,777
Series A, 5.00%, 1/1/2028	1,230,000	1,300,491
Series A, 5.00%, 1/1/2029	3,335,000	3,581,326
Permanent University Fund - Texas A&M University System Revenue, TX:
5.00%, 7/1/2027	8,000,000	8,387,710
5.00%, 7/1/2028	3,540,000	3,779,697
Series A, 5.00%, 7/1/2029	10,000,000	10,833,556
Permanent University Fund - University of Texas System Revenue, TX:
Series A, 5.00%, 7/1/2028	3,500,000	3,738,113
Series A, 5.00%, 7/1/2028 (c)	5,000,000	5,339,883
Series A, 5.00%, 7/1/2029	2,500,000	2,711,369
Plano Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/15/2029 (d)	5,000,000	5,373,082
Permanent School Fund, 5.00%, 2/15/2030 (d)	3,500,000	3,812,558
Port Authority of Houston of Harris County Texas Revenue, TX 5.00%, 10/1/2028	2,350,000	2,506,992
Port Authority of Houston of Harris County Texas, General Obligation, TX:
Series A-2, 5.00%, 10/1/2026	2,900,000	2,992,612
Series A-2, 5.00%, 10/1/2027	3,155,000	3,322,911
Richardson Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2026 (d)	1,400,000	1,426,369
Round Rock Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 8/1/2044 (b) (d)	1,500,000	1,615,723
San Antonio Water System Revenue, TX:
Series A, 5.00%, 5/15/2029	5,000,000	5,392,108
Series B, 5.00%, 5/15/2029	1,500,000	1,617,028
Spring Branch Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/1/2026 (d)	3,000,000	3,053,854
Security Description	Principal Amount	Value
State of Texas, General Obligation, TX:
5.00%, 10/1/2026	$3,000,000	$3,099,143
5.00%, 10/1/2028	7,500,000	8,037,154
Tarrant County College District, General Obligation, TX 5.00%, 8/15/2027	2,000,000	2,101,290
Tarrant Regional Water District Water Supply System Revenue, TX:
5.00%, 3/1/2028	1,500,000	1,589,918
5.00%, 3/1/2029	1,000,000	1,076,082
Texas A&M University Revenue, TX:
5.00%, 5/15/2027	2,020,000	2,112,676
5.00%, 5/15/2028	1,540,000	1,640,852
Texas State University System Revenue, TX:
Series A, 5.00%, 3/15/2028	1,500,000	1,586,725
Series A, 5.00%, 3/15/2029	1,855,000	1,989,431
Texas Tech University System Revenue, TX Series A, 5.00%, 2/15/2029	1,500,000	1,611,988
Texas Transportation Commission, General Obligation, TX:
5.00%, 4/1/2026	3,555,000	3,634,217
5.00%, 4/1/2027	5,000,000	5,215,828
Texas Water Development Board Revenue, TX:
Series A, 5.00%, 10/15/2028	3,750,000	4,019,633
Series A, 5.00%, 10/15/2029	7,285,000	7,917,576
Tomball Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2026 (d)	4,250,000	4,330,788
University of Houston Revenue, TX Series A, 5.00%, 2/15/2028	2,870,000	3,027,535
Wylie Independent School District/Collin County, General Obligation, TX Permanent School Fund, 5.00%, 8/15/2028 (d)	1,000,000	1,068,437
		397,008,920
UTAH — 0.5%
Intermountain Power Agency Revenue, UT:
Series A, 5.00%, 7/1/2027	6,095,000	6,336,334
Series A, 5.00%, 7/1/2028	3,750,000	3,956,178
Nebo School District, General Obligation, UT School Bond Guaranty, 5.00%, 7/1/2027	5,000,000	5,239,067
		15,531,579

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
VIRGINIA — 2.1%
Commonwealth of Virginia, General Obligation, VA Series B, 5.00%, 6/1/2027	$1,750,000	$1,834,032
County of Fairfax, General Obligation, VA Series A, State Aid Withholding, 4.00%, 10/1/2026	6,000,000	6,114,144
County of Loudoun, General Obligation, VA:
Series A, State Aid Withholding, 5.00%, 12/1/2026	9,295,000	9,643,748
Series A, State Aid Withholding, 5.00%, 12/1/2027	5,000,000	5,290,280
Hampton Roads Transportation Accountability Commission Revenue, VA Series A, 5.00%, 7/1/2027	5,265,000	5,516,351
Virginia College Building Authority Revenue, VA:
Series A, 5.00%, 2/1/2026	1,000,000	1,018,970
Series A, 5.00%, 2/1/2027	10,000,000	10,412,849
Series B, 5.00%, 2/1/2029	6,580,000	7,087,254
Virginia Commonwealth Transportation Board Revenue, VA:
5.00%, 5/15/2026	5,000,000	5,128,448
5.00%, 5/15/2028	7,000,000	7,457,848
Virginia Public Building Authority Revenue, VA Series A, 5.00%, 8/1/2027	10,000,000	10,507,894
		70,011,818
WASHINGTON — 5.2%
Central Puget Sound Regional Transit Authority Revenue, WA Series S-1, 5.00%, 11/1/2027	1,600,000	1,686,249
City of Seattle Municipal Light & Power Revenue, WA 5.00%, 7/1/2027	3,000,000	3,145,450
City of Seattle, General Obligation, WA:
Series A, 5.00%, 12/1/2025	5,035,000	5,111,781
Series A, 5.00%, 11/1/2028	1,595,000	1,714,907
County of King Sewer Revenue, WA:
Series B, 0.88%, 1/1/2042 (b)	1,000,000	977,263
Series A, 5.00%, 1/1/2026	1,750,000	1,779,736
Series A, 5.00%, 1/1/2027	1,000,000	1,039,433
Series A, 5.00%, 1/1/2028	3,250,000	3,437,336
County of King, General Obligation, WA Series A, 5.00%, 7/1/2029	3,750,000	4,065,646
Energy Northwest Revenue, WA:
Series A, 5.00%, 7/1/2026	4,000,000	4,112,612
Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/2026	$7,275,000	$7,479,812
Series B, 5.00%, 7/1/2028	5,000,000	5,338,661
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Revenue, WA:
Series A, 5.00%, 1/1/2028	1,000,000	1,057,098
Series B, 5.00%, 1/1/2027	2,000,000	2,074,687
Series B, 5.00%, 1/1/2029	1,750,000	1,878,748
King County School District No. 401 Highline, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2029	1,660,000	1,811,187
North Thurston Public Schools, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2028	1,415,000	1,518,250
Port of Seattle Revenue, WA Series A, 5.00%, 3/1/2029	1,485,000	1,596,272
Port of Seattle, General Obligation, WA Series A, 5.00%, 6/1/2029	1,000,000	1,080,809
Snohomish County School District No. 6 Mukilteo, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2026	9,000,000	9,320,737
State of Washington, General Obligation, WA:
Series R-2022C, 4.00%, 7/1/2027	1,375,000	1,411,879
Series R-2022D, 4.00%, 7/1/2026	3,500,000	3,555,824
Series R-2025A, 4.00%, 7/1/2026	10,000,000	10,159,498
Series A, 5.00%, 8/1/2026	1,515,000	1,560,019
Series A, 5.00%, 8/1/2028	3,555,000	3,800,912
Series B, 5.00%, 2/1/2026	13,930,000	14,191,022
Series B, 5.00%, 2/1/2028	4,000,000	4,240,392
Series C, 5.00%, 2/1/2028	5,000,000	5,300,491
Series R-2024A, 5.00%, 2/1/2026	7,575,000	7,716,941
Series R-2024B, 5.00%, 6/1/2026	3,000,000	3,078,981
Series R-2024B, 5.00%, 6/1/2028	9,755,000	10,401,618
Series R-2024C, 5.00%, 8/1/2028	14,500,000	15,503,017
Series R-2025A, 5.00%, 7/1/2028	5,000,000	5,338,661
Series R-2025B, 5.00%, 7/1/2026	10,000,000	10,281,529
Series R-2025B, 5.00%, 7/1/2028	5,000,000	5,338,662
Series R-2025B, 5.00%, 7/1/2029	5,000,000	5,414,612

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
University of Washington Revenue, WA:
Series A, 5.00%, 4/1/2028	$3,000,000	$3,183,850
Series A, 5.00%, 4/1/2029	7,275,000	7,841,043
		178,545,625
WISCONSIN — 2.2%
City of Madison, General Obligation, WI Series B, 5.00%, 10/1/2029	7,745,000	8,433,601
County of Dane, General Obligation, WI Series A, 4.00%, 6/1/2027	8,325,000	8,543,871
Green Bay Area Public School District, General Obligation, WI 5.00%, 4/1/2029 (c)	1,450,000	1,559,896
Public Finance Authority Revenue, WI:
Series 1, Class A, VRN, 4.00%, 8/1/2059 (b)	3,500,000	3,482,261
Series 2024-2, Class A, VRN, 4.00%, 8/1/2059 (b)	2,500,000	2,462,335
Racine Unified School District, General Obligation, WI Assured Guaranty Corp., 5.00%, 4/1/2030 (c) (d)	2,000,000	2,176,415
State of Wisconsin, General Obligation, WI:
Series 1, 5.00%, 5/1/2027	5,500,000	5,753,564
Series 2021-2, 5.00%, 5/1/2026	2,250,000	2,306,349
Series 2024-2, 5.00%, 5/1/2026	6,000,000	6,150,263
Series 2024-2, 5.00%, 5/1/2029	4,500,000	4,875,521
Series B, 5.00%, 5/1/2026	5,900,000	6,047,759
Series B, 5.00%, 5/1/2027	6,070,000	6,349,842
Series B, 5.00%, 5/1/2028	5,565,000	5,933,919
Wisconsin Department of Transportation Revenue, WI:
Series 1, 5.00%, 7/1/2028	4,485,000	4,791,343
Series 1, 5.00%, 7/1/2029 (c)	4,225,000	4,583,340
		73,450,279
TOTAL MUNICIPAL BONDS & NOTES (Cost $3,421,176,427)		3,412,719,263

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (e) (f) (Cost $31,084,234)	31,084,234	$31,084,234
TOTAL INVESTMENTS — 100.8% (Cost $3,452,260,661)		3,443,803,497
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(26,982,666)
NET ASSETS — 100.0%		$3,416,820,831
(a)	Amount is less than 0.05% of net assets.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	When-issued security.
(d)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	3.9%
Assured Guaranty Municipal Corp.	1.1%
Build America Mutual Assurance Company	0.4%
Assured Guaranty Corp.	0.1%
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2025.
VRN	Variable Rate Note

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$3,412,719,263	$—	$3,412,719,263
Short-Term Investment	31,084,234	—	—	31,084,234
TOTAL INVESTMENTS	$31,084,234	$3,412,719,263	$—	$3,443,803,497

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	40,670,999	$40,670,999	$704,692,009	$714,278,774	$—	$—	31,084,234	$31,084,234	$1,068,475
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 24.0%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
4.65%, 10/1/2028	$200,000	$199,586
4.75%, 3/30/2030	200,000	199,508
5.38%, 6/15/2033	380,000	382,675
Omnicom Group, Inc.:
2.45%, 4/30/2030 (b)	436,000	390,931
4.20%, 6/1/2030	275,000	267,773
5.30%, 11/1/2034 (b)	400,000	399,336
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026	200,000	198,018
		2,037,827
AEROSPACE & DEFENSE — 0.4%
Boeing Co.:
2.70%, 2/1/2027	593,000	571,842
2.80%, 3/1/2027	200,000	192,682
2.95%, 2/1/2030 (b)	1,073,000	976,516
3.10%, 5/1/2026	61,000	59,948
3.20%, 3/1/2029	164,000	153,901
3.25%, 2/1/2028	429,000	411,248
3.25%, 2/1/2035	200,000	164,350
3.55%, 3/1/2038	428,000	334,978
3.60%, 5/1/2034 (b)	425,000	365,270
3.63%, 2/1/2031	400,000	371,168
3.63%, 3/1/2048	744,000	507,393
3.75%, 2/1/2050 (b)	400,000	280,680
3.83%, 3/1/2059	377,000	249,027
3.85%, 11/1/2048	200,000	141,758
3.90%, 5/1/2049	327,000	234,717
3.95%, 8/1/2059	300,000	204,282
5.04%, 5/1/2027	531,000	533,358
5.15%, 5/1/2030	1,523,000	1,532,092
5.71%, 5/1/2040	827,000	803,852
5.81%, 5/1/2050	1,209,000	1,150,218
5.93%, 5/1/2060	1,399,000	1,315,060
6.30%, 5/1/2029	375,000	392,910
6.53%, 5/1/2034	340,000	364,103
6.86%, 5/1/2054	359,000	390,179
7.01%, 5/1/2064	200,000	217,232
Embraer Netherlands Finance BV 5.98%, 2/11/2035	155,000	158,102
GE Capital Funding LLC 4.55%, 5/15/2032	475,000	463,467
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	695,000	658,443
General Dynamics Corp.:
2.13%, 8/15/2026	343,000	333,245
2.85%, 6/1/2041	200,000	144,056
3.63%, 4/1/2030	296,000	284,432
3.75%, 5/15/2028	357,000	351,042
Security Description	Principal Amount	Value
4.25%, 4/1/2040	$560,000	$494,312
4.25%, 4/1/2050	352,000	292,273
General Electric Co.:
Series MTN, 5.88%, 1/14/2038	156,000	164,795
Series MTN, 6.75%, 3/15/2032	175,000	195,156
Series GMTN, 6.88%, 1/10/2039	400,000	462,820
Hexcel Corp. 5.88%, 2/26/2035	135,000	137,465
Howmet Aerospace, Inc.:
4.85%, 10/15/2031	200,000	199,462
5.90%, 2/1/2027	234,000	239,960
5.95%, 2/1/2037	360,000	377,046
L3Harris Technologies, Inc.:
1.80%, 1/15/2031	200,500	169,573
2.90%, 12/15/2029	570,000	524,924
3.85%, 12/15/2026	404,000	399,176
4.40%, 6/15/2028	583,000	578,580
5.35%, 6/1/2034	253,000	255,396
5.40%, 7/31/2033	500,000	506,115
5.50%, 8/15/2054	300,000	289,530
6.15%, 12/15/2040	168,000	176,684
Lockheed Martin Corp.:
2.80%, 6/15/2050	386,000	243,458
3.80%, 3/1/2045	392,500	311,386
4.07%, 12/15/2042	338,000	283,072
4.09%, 9/15/2052	160,000	127,128
4.15%, 6/15/2053	200,000	159,930
4.30%, 6/15/2062	200,000	158,242
4.45%, 5/15/2028	180,000	180,808
4.50%, 5/15/2036	300,000	286,365
4.70%, 12/15/2031	40,000	39,906
4.70%, 5/15/2046	850,000	761,387
4.75%, 2/15/2034	200,000	196,932
5.10%, 11/15/2027	125,000	127,894
5.20%, 2/15/2055	300,000	283,764
5.20%, 2/15/2064	250,000	231,820
5.25%, 1/15/2033	301,000	309,052
5.70%, 11/15/2054	305,000	309,526
5.90%, 11/15/2063	230,000	237,958
Series B, 6.15%, 9/1/2036	400,000	436,592
Northrop Grumman Corp.:
3.25%, 1/15/2028	803,000	777,505
3.85%, 4/15/2045	301,000	238,043
4.03%, 10/15/2047	379,000	302,287
4.40%, 5/1/2030	505,000	499,223
4.75%, 6/1/2043	484,000	437,125
4.90%, 6/1/2034 (b)	500,000	495,125
4.95%, 3/15/2053	288,000	259,595
5.20%, 6/1/2054	500,000	468,680
RTX Corp.:
1.90%, 9/1/2031	452,000	378,527
2.25%, 7/1/2030	889,000	789,361

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.38%, 3/15/2032	$1,011,000	$860,230
2.82%, 9/1/2051	461,000	281,662
3.03%, 3/15/2052	560,000	355,309
3.13%, 5/4/2027	418,000	406,622
3.13%, 7/1/2050	183,000	120,630
3.50%, 3/15/2027	447,000	439,030
3.75%, 11/1/2046	342,000	260,317
4.13%, 11/16/2028	139,000	137,118
4.15%, 5/15/2045	390,000	319,028
4.35%, 4/15/2047	546,000	453,606
4.45%, 11/16/2038	728,000	663,106
4.50%, 6/1/2042	540,000	475,281
4.63%, 11/16/2048	414,000	355,891
4.80%, 12/15/2043	850,000	768,119
5.15%, 2/27/2033	255,000	257,032
5.38%, 2/27/2053	175,000	167,050
5.40%, 5/1/2035	490,000	498,903
5.75%, 11/8/2026	160,000	162,912
6.05%, 6/1/2036	300,000	317,985
6.10%, 3/15/2034	360,000	386,053
6.40%, 3/15/2054	550,000	601,557
		37,392,950
AGRICULTURE — 0.3%
Altria Group, Inc.:
2.45%, 2/4/2032	679,000	572,716
3.40%, 5/6/2030	278,000	259,719
3.40%, 2/4/2041	457,000	334,894
3.70%, 2/4/2051	907,000	623,934
3.88%, 9/16/2046	429,000	313,312
4.25%, 8/9/2042	242,000	193,898
4.45%, 5/6/2050	200,000	155,770
4.80%, 2/14/2029	307,000	307,577
5.38%, 1/31/2044	404,000	385,533
5.80%, 2/14/2039	173,000	173,337
5.95%, 2/14/2049 (b)	980,000	964,585
6.20%, 11/1/2028	480,000	503,918
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	529,000	516,341
2.90%, 3/1/2032	377,000	334,045
4.50%, 8/15/2033	130,000	125,451
4.54%, 3/26/2042	300,000	271,251
5.38%, 9/15/2035	200,000	206,558
5.94%, 10/1/2032	268,000	287,082
BAT Capital Corp.:
2.26%, 3/25/2028	499,000	466,291
2.73%, 3/25/2031 (b)	395,000	349,524
3.22%, 9/6/2026	309,000	303,073
3.46%, 9/6/2029	440,000	416,200
3.56%, 8/15/2027	641,000	625,520
4.39%, 8/15/2037	907,000	795,439
4.54%, 8/15/2047	909,000	726,509
4.70%, 4/2/2027	225,000	225,272
4.76%, 9/6/2049	466,000	379,687
4.91%, 4/2/2030	295,000	295,469
5.35%, 8/15/2032	250,000	251,320
Security Description	Principal Amount	Value
5.63%, 8/15/2035 (b)	$250,000	$251,058
5.65%, 3/16/2052	100,000	92,177
6.25%, 8/15/2055	180,000	179,552
6.42%, 8/2/2033 (b)	570,000	608,036
7.08%, 8/2/2043	100,000	109,129
7.08%, 8/2/2053 (b)	645,000	708,674
BAT International Finance PLC 4.45%, 3/16/2028	313,000	311,466
Bunge Ltd. Finance Corp.:
2.75%, 5/14/2031 (b)	818,000	724,854
3.25%, 8/15/2026	182,000	178,926
4.65%, 9/17/2034	135,000	130,475
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.95%, 4/20/2035 (c)	550,000	565,527
Philip Morris International, Inc.:
0.88%, 5/1/2026 (b)	218,000	210,006
1.75%, 11/1/2030	225,000	193,052
2.10%, 5/1/2030	574,000	507,892
3.13%, 3/2/2028	113,300	109,220
3.38%, 8/15/2029	202,000	192,655
4.13%, 3/4/2043	385,000	317,148
4.25%, 11/10/2044	449,000	375,328
4.38%, 11/15/2041	245,000	210,911
4.63%, 11/1/2029 (b)	477,000	478,140
4.75%, 11/1/2031	180,000	179,489
4.88%, 2/13/2029 (b)	775,000	783,292
4.88%, 11/15/2043	575,000	522,468
4.90%, 11/1/2034 (b)	250,000	245,555
5.13%, 11/17/2027	360,000	366,091
5.25%, 9/7/2028	550,000	563,376
5.25%, 2/13/2034	851,000	858,676
5.38%, 2/15/2033 (b)	1,058,000	1,078,589
5.63%, 11/17/2029 (b)	350,000	364,896
5.63%, 9/7/2033	463,000	479,751
5.75%, 11/17/2032 (b)	636,000	665,377
6.38%, 5/16/2038	256,000	280,620
Reynolds American, Inc.:
5.70%, 8/15/2035	225,000	226,168
5.85%, 8/15/2045	1,165,000	1,109,651
		25,542,450
AIRLINES — 0.1%
American Airlines Pass-Through Trust:
Series 2021-1, Class A, 2.88%, 1/11/2036	173,188	150,762
Series 2019-1, Class AA, 3.15%, 8/15/2033	19,822	18,040
Series 2016-2, Class AA, 3.20%, 12/15/2029	193,886	184,037
Series 2017-2, Class AA, 3.35%, 4/15/2031	129,641	122,279
Series 2015-1, Class A, 3.38%, 11/1/2028	104,937	101,156

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2016-1, Class AA, 3.58%, 7/15/2029	$46,371	$44,629
Series 2014-1, Class A, 3.70%, 4/1/2028	96,523	94,169
Delta Air Lines, Inc. 4.38%, 4/19/2028 (b)	700,000	686,609
JetBlue Pass-Through Trust Series 2020-1, Class A, 4.00%, 5/15/2034	191,946	178,479
Southwest Airlines Co.:
2.63%, 2/10/2030 (b)	250,000	224,242
3.00%, 11/15/2026	180,000	175,257
5.13%, 6/15/2027	663,000	667,568
United Airlines Pass-Through Trust:
Series 2016-2, Class AA, 2.88%, 4/7/2030	196,735	183,335
Series 2018-1, Class AA, 3.50%, 9/1/2031	142,446	134,471
Series 2014-2, Class A, 3.75%, 3/3/2028	94,431	92,902
Series 2014-1, Class A, 4.00%, 10/11/2027	96,359	95,154
Series 2019-1, Class AA, 4.15%, 2/25/2033	138,235	131,707
Series 2024-1, Class AA, 5.45%, 8/15/2038	515,475	516,758
Series 2023-1, Class A, 5.80%, 7/15/2037	566,501	574,466
Series 2020-1, Class A, 5.88%, 4/15/2029	187,961	190,782
		4,566,802
APPAREL — 0.0% (a)
NIKE, Inc.:
2.75%, 3/27/2027 (b)	500,000	486,385
2.85%, 3/27/2030	562,000	520,109
3.25%, 3/27/2040	338,000	266,489
3.38%, 11/1/2046	200,000	146,372
3.88%, 11/1/2045	468,000	373,394
Ralph Lauren Corp. 2.95%, 6/15/2030	200,000	184,174
Tapestry, Inc.:
3.05%, 3/15/2032 (b)	240,000	207,646
5.10%, 3/11/2030	50,000	49,997
5.50%, 3/11/2035	35,000	34,583
		2,269,149
AUTO MANUFACTURERS — 0.5%
American Honda Finance Corp.:
Series MTN, 1.80%, 1/13/2031	180,000	151,918
Series MTN, 2.25%, 1/12/2029 (b)	218,000	199,736
Series MTN, 2.35%, 1/8/2027	352,000	339,314
Security Description	Principal Amount	Value
Series GMTN, 3.50%, 2/15/2028 (b)	$200,000	$194,506
Series GMTN, 4.40%, 10/5/2026	200,000	199,902
Series GMTN, 4.40%, 9/5/2029	200,000	197,320
Series GMTN, 4.45%, 10/22/2027	270,000	269,892
4.55%, 3/3/2028 (b)	250,000	249,860
4.80%, 3/5/2030 (b)	250,000	249,523
Series GMTN, 4.85%, 10/23/2031	265,000	263,545
4.90%, 3/13/2029 (b)	404,000	406,897
Series GMTN, 4.90%, 7/9/2027	70,000	70,638
Series GMTN, 4.90%, 1/10/2034 (b)	200,000	195,372
Series GMTN, 5.05%, 7/10/2031 (b)	250,000	251,530
Series GMTN, 5.13%, 7/7/2028	488,000	496,252
5.20%, 3/5/2035 (b)	250,000	247,188
5.65%, 11/15/2028 (b)	500,000	516,945
Series GMTN, 5.85%, 10/4/2030 (b)	355,000	373,378
Cummins, Inc.:
1.50%, 9/1/2030	195,000	167,101
2.60%, 9/1/2050 (b)	612,000	368,216
5.15%, 2/20/2034 (b)	215,000	218,322
Ford Motor Co.:
3.25%, 2/12/2032	206,000	169,740
4.75%, 1/15/2043	646,000	489,713
5.29%, 12/8/2046	400,000	321,348
6.10%, 8/19/2032 (b)	1,295,000	1,267,714
Ford Motor Credit Co. LLC:
2.70%, 8/10/2026	186,000	179,285
4.95%, 5/28/2027	686,000	676,348
5.13%, 11/5/2026	200,000	198,624
5.30%, 9/6/2029	300,000	290,610
5.80%, 3/8/2029	750,000	742,965
5.88%, 11/7/2029	1,000,000	989,390
5.92%, 3/20/2028	200,000	200,872
6.05%, 3/5/2031	740,000	729,758
6.05%, 11/5/2031	340,000	333,333
6.13%, 3/8/2034	480,000	460,622
6.50%, 2/7/2035	1,000,000	980,690
6.53%, 3/19/2032	200,000	200,028
6.80%, 5/12/2028	150,000	154,073
6.80%, 11/7/2028	320,000	329,155
6.95%, 6/10/2026	2,612,000	2,651,624
7.12%, 11/7/2033	295,000	301,635
7.20%, 6/10/2030	1,950,000	2,026,459
General Motors Co.:
5.00%, 10/1/2028	382,400	381,696
5.00%, 4/1/2035 (b)	281,000	259,689
5.20%, 4/1/2045	490,000	410,718

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.40%, 10/15/2029 (b)	$395,000	$397,078
5.40%, 4/1/2048 (b)	200,000	170,424
5.60%, 10/15/2032 (b)	469,000	465,281
5.95%, 4/1/2049	1,174,000	1,074,750
6.25%, 10/2/2043	432,000	416,565
6.60%, 4/1/2036	441,000	455,597
6.80%, 10/1/2027	477,000	496,314
General Motors Financial Co., Inc.:
1.50%, 6/10/2026	323,000	310,623
2.35%, 2/26/2027	277,000	264,261
2.35%, 1/8/2031 (b)	618,000	523,075
2.40%, 4/10/2028	506,000	468,247
2.70%, 8/20/2027	160,000	152,139
2.70%, 6/10/2031	347,000	295,908
3.10%, 1/12/2032 (b)	238,000	203,133
3.60%, 6/21/2030	556,000	509,085
4.00%, 10/6/2026 (b)	187,000	184,633
4.35%, 1/17/2027	540,000	534,870
4.90%, 10/6/2029 (b)	250,000	245,783
5.00%, 4/9/2027	318,000	318,413
5.05%, 4/4/2028	415,000	415,452
5.35%, 7/15/2027	200,000	201,768
5.35%, 1/7/2030 (b)	350,000	349,363
5.40%, 4/6/2026	200,000	200,768
5.40%, 5/8/2027	585,000	590,715
5.55%, 7/15/2029	200,000	201,726
5.60%, 6/18/2031	155,000	155,109
5.63%, 4/4/2032 (b)	355,000	351,131
5.75%, 2/8/2031	340,000	342,689
5.80%, 1/7/2029	200,000	203,744
5.85%, 4/6/2030 (b)	395,000	402,023
5.90%, 1/7/2035 (b)	350,000	346,364
5.95%, 4/4/2034	500,000	497,875
6.00%, 1/9/2028	380,000	389,534
6.10%, 1/7/2034	530,000	532,364
Honda Motor Co. Ltd. 2.53%, 3/10/2027	261,000	251,646
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031	418,000	491,990
PACCAR Financial Corp.:
4.00%, 9/26/2029 (b)	100,000	98,358
Series R, 4.50%, 11/25/2026 (b)	145,000	145,832
4.55%, 3/3/2028	400,000	402,736
Series MTN, 4.60%, 1/31/2029 (b)	260,000	261,690
Series MTN, 5.00%, 3/22/2034 (b)	275,000	276,771
Series MTN, 5.05%, 8/10/2026 (b)	200,000	202,018
Toyota Motor Corp. 5.12%, 7/13/2028	200,000	204,644
Security Description	Principal Amount	Value
Toyota Motor Credit Corp.:
Series MTN, 1.13%, 6/18/2026	$285,000	$274,435
1.90%, 9/12/2031	400,000	336,848
Series MTN, 1.90%, 4/6/2028	200,000	185,836
Series MTN, 3.05%, 3/22/2027	595,000	580,851
Series MTN, 3.20%, 1/11/2027	200,000	196,190
Series MTN, 3.38%, 4/1/2030	345,000	325,038
3.65%, 1/8/2029	341,000	330,794
Series MTN, 4.35%, 10/8/2027	400,000	399,924
4.45%, 5/18/2026	425,000	425,467
4.55%, 8/7/2026	135,000	135,410
4.55%, 8/9/2029	115,000	114,897
Series MTN, 4.55%, 9/20/2027 (b)	364,000	365,827
4.60%, 1/8/2027 (b)	100,000	100,539
Series MTN, 4.60%, 10/10/2031	100,000	98,882
4.63%, 1/12/2028	411,000	413,626
Series MTN, 4.65%, 1/5/2029	730,000	733,219
4.70%, 1/12/2033	125,000	123,421
4.95%, 1/9/2030 (b)	100,000	101,481
Series B, 5.00%, 3/19/2027	295,000	298,764
5.05%, 5/16/2029	508,000	517,002
5.10%, 3/21/2031	430,000	436,777
5.20%, 5/15/2026	500,000	504,630
Series MTN, 5.25%, 9/11/2028	500,000	513,255
5.35%, 1/9/2035	100,000	101,489
5.40%, 11/20/2026 (b)	500,000	508,495
5.45%, 11/10/2027	504,000	518,329
		44,017,359
AUTO PARTS & EQUIPMENT — 0.0% (a)
Aptiv Swiss Holdings Ltd.:
3.25%, 3/1/2032 (b)	460,000	400,655
4.15%, 5/1/2052 (b)	416,000	292,465
4.65%, 9/13/2029 (b)	200,000	197,066
5.15%, 9/13/2034 (b)	300,000	283,410
5.75%, 9/13/2054 (b)	200,000	177,722
BorgWarner, Inc.:
2.65%, 7/1/2027 (b)	257,000	246,270
4.95%, 8/15/2029 (b)	200,000	200,286
Lear Corp.:
2.60%, 1/15/2032	144,000	121,677
3.50%, 5/30/2030 (b)	168,000	155,665
3.80%, 9/15/2027	267,000	261,145
4.25%, 5/15/2029	381,000	370,115
5.25%, 5/15/2049 (b)	345,000	296,873

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Magna International, Inc. 5.05%, 3/14/2029 (b)	$585,000	$589,703
		3,593,052
BANKS — 5.4%
Associated Banc-Corp. SOFR + 3.03%, 6.46%, 8/29/2030 (d)	165,000	166,599
Australia & New Zealand Banking Group Ltd.:
3.92%, 9/30/2027	200,000	198,170
Series MTN, 4.42%, 12/16/2026	200,000	200,524
4.62%, 12/16/2029 (b)	500,000	502,665
4.75%, 1/18/2027	430,000	433,298
4.90%, 7/16/2027	300,000	303,951
Banco Bilbao Vizcaya Argentaria SA:
1 yr. CMT + 2.70%, 6.14%, 9/14/2028 (b) (d)	325,000	335,260
1 yr. CMT + 3.30%, 7.88%, 11/15/2034 (d)	750,000	843,075
Banco Santander SA:
1 yr. CMT + 0.90%, 1.72%, 9/14/2027 (d)	425,000	406,857
1 yr. CMT + 1.60%, 3.23%, 11/22/2032 (d)	355,000	307,363
3.31%, 6/27/2029	293,500	277,498
3.49%, 5/28/2030	500,000	465,510
3.80%, 2/23/2028	375,000	366,045
1 yr. CMT + 2.00%, 4.18%, 3/24/2028 (d)	495,000	489,921
4.25%, 4/11/2027	400,000	396,768
4.38%, 4/12/2028	200,000	198,046
5.29%, 8/18/2027	465,000	470,864
1 yr. CMT + 0.95%, 5.37%, 7/15/2028 (d)	405,000	410,711
5.44%, 7/15/2031	500,000	512,105
1 yr. CMT + 1.45%, 5.54%, 3/14/2030 (d)	239,000	244,076
1 yr. CMT + 1.25%, 5.55%, 3/14/2028 (d)	200,000	203,068
5.57%, 1/17/2030	200,000	205,440
5.59%, 8/8/2028 (b)	600,000	616,512
6.03%, 1/17/2035	320,000	331,094
6.35%, 3/14/2034 (b)	630,000	645,832
6.61%, 11/7/2028 (b)	535,000	568,181
6.92%, 8/8/2033	495,000	525,046
6.94%, 11/7/2033	500,000	556,110
Bank of America Corp.:
SOFR + 0.96%, 1.73%, 7/22/2027 (d)	1,604,000	1,545,855
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (d)	345,400	296,823
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (d)	609,300	521,220
Security Description	Principal Amount	Value
SOFR + 1.22%, 2.30%, 7/21/2032 (d)	$1,358,000	$1,160,031
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (d)	1,443,250	1,201,708
Series MTN, 3 mo. USD Term SOFR + 1.25%, 2.50%, 2/13/2031 (d)	943,000	846,588
Series MTN, SOFR + 1.05%, 2.55%, 2/4/2028 (d)	680,000	655,955
SOFR + 1.21%, 2.57%, 10/20/2032 (d)	250,000	215,620
SOFR + 2.15%, 2.59%, 4/29/2031 (d)	866,000	777,443
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (d)	444,000	390,889
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (d)	1,791,000	1,268,368
SOFR + 1.32%, 2.69%, 4/22/2032 (d)	1,278,000	1,124,908
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (d)	150,000	93,218
Series MTN, 3 mo. USD Term SOFR + 1.45%, 2.88%, 10/22/2030 (d)	958,500	882,261
SOFR + 1.56%, 2.97%, 7/21/2052 (b) (d)	500,000	320,050
Series MTN, SOFR + 1.33%, 2.97%, 2/4/2033 (d)	1,097,000	961,850
Series MTN, 3 mo. USD Term SOFR + 1.44%, 3.19%, 7/23/2030 (d)	1,349,000	1,265,065
SOFR + 1.58%, 3.31%, 4/22/2042 (d)	1,068,000	808,380
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (d)	2,216,000	2,147,149
Series GMTN, 3.50%, 4/19/2026	525,000	520,044
Series MTN, 3 mo. USD Term SOFR + 1.32%, 3.56%, 4/23/2027 (d)	750,400	742,191
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (d)	509,000	498,056
3 mo. USD Term SOFR + 1.77%, 3.71%, 4/24/2028 (d)	200,000	196,534
Series MTN, 3 mo. USD Term SOFR + 1.84%, 3.82%, 1/20/2028 (d)	873,000	861,957
5 yr. CMT + 2.00%, 3.85%, 3/8/2037 (d)	200,000	179,302
3 mo. USD Term SOFR + 1.45%, 3.95%, 1/23/2049 (b) (d)	200,000	155,660
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.97%, 3/5/2029 (d)	1,557,000	1,529,488

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 mo. USD Term SOFR + 1.47%, 3.97%, 2/7/2030 (d)	$836,500	$813,563
Series MTN, 3 mo. USD Term SOFR + 1.58%, 4.08%, 4/23/2040 (d)	433,000	374,181
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (d)	1,507,000	1,183,553
Series L, 4.18%, 11/25/2027	999,000	989,460
3 mo. USD Term SOFR + 2.08%, 4.24%, 4/24/2038 (d)	438,800	394,363
Series MTN, 4.25%, 10/22/2026	375,000	373,871
Series MTN, 3 mo. USD Term SOFR + 1.57%, 4.27%, 7/23/2029 (b) (d)	642,300	634,689
Series MTN, 3 mo. USD Term SOFR + 1.78%, 4.33%, 3/15/2050 (d)	568,000	466,635
SOFR + 1.58%, 4.38%, 4/27/2028 (d)	678,000	675,010
SOFR + 1.83%, 4.57%, 4/27/2033 (d)	1,367,000	1,320,208
Series MTN, 4.88%, 4/1/2044	200,000	183,596
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (d)	200,000	201,578
SOFR + 0.83%, 4.98%, 1/24/2029 (d)	1,000,000	1,009,710
Series MTN, SOFR + 2.16%, 5.02%, 7/22/2033 (b) (d)	1,738,000	1,730,579
SOFR + 1.00%, 5.16%, 1/24/2031 (b) (d)	750,000	760,222
SOFR + 1.63%, 5.20%, 4/25/2029 (d)	620,000	629,722
SOFR + 1.91%, 5.29%, 4/25/2034 (d)	965,000	969,342
Series MTN, SOFR + 1.91%, 5.43%, 8/15/2035 (b) (d)	1,000,000	977,100
SOFR + 1.65%, 5.47%, 1/23/2035 (d)	1,601,000	1,623,846
SOFR + 1.31%, 5.51%, 1/24/2036 (d)	375,000	381,671
SOFR + 1.74%, 5.52%, 10/25/2035 (d)	2,648,000	2,591,280
SOFR + 1.70%, 5.74%, 2/12/2036 (d)	675,000	673,339
SOFR + 1.57%, 5.82%, 9/15/2029 (d)	820,000	849,873
SOFR + 1.84%, 5.87%, 9/15/2034 (d)	1,075,000	1,120,827
Series MTN, 5.88%, 2/7/2042	523,000	547,278
SOFR + 1.34%, 5.93%, 9/15/2027 (d)	460,000	468,933
6.11%, 1/29/2037	1,242,000	1,289,184
Security Description	Principal Amount	Value
7.75%, 5/14/2038	$1,099,000	$1,302,392
Bank of America NA 5.53%, 8/18/2026	840,000	853,415
Bank of Montreal:
Series MTN, 1.25%, 9/15/2026	355,000	339,132
Series MTN, 2.65%, 3/8/2027 (b)	426,000	412,479
5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (d)	440,000	373,938
Series F2F, SOFR + 0.88%, 4.57%, 9/10/2027 (d)	200,000	200,076
SOFR + 1.25%, 4.64%, 9/10/2030 (b) (d)	400,000	397,300
Series H, 4.70%, 9/14/2027 (b)	350,000	351,719
SOFR + 0.67%, 5.00%, 1/27/2029 (b) (d)	465,000	469,701
5.20%, 2/1/2028 (b)	750,000	763,387
5.30%, 6/5/2026	352,000	355,256
5.51%, 6/4/2031 (b)	500,000	515,325
5.72%, 9/25/2028	1,050,000	1,087,170
Bank of New York Mellon Corp.:
Series MTN, 1.65%, 1/28/2031	215,000	182,842
Series J, 1.90%, 1/25/2029	250,000	228,460
Series MTN, 2.05%, 1/26/2027 (b)	202,000	194,326
Series MTN, 3.25%, 5/16/2027	309,000	302,628
Series MTN, 3.30%, 8/23/2029	938,000	888,173
Series MTN, 3.40%, 1/29/2028 (b)	601,400	587,135
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.44%, 2/7/2028 (d)	295,000	290,206
Series MTN, 3.85%, 4/28/2028 (b)	175,000	173,033
Series MTN, 3.85%, 4/26/2029	250,000	245,308
Series MTN, SOFR + 1.15%, 3.99%, 6/13/2028 (d)	171,000	169,499
SOFR + 1.76%, 4.60%, 7/26/2030 (d)	238,000	237,929
SOFR + 1.51%, 4.71%, 2/1/2034 (b) (d)	170,000	166,110
SOFR + 0.84%, 4.89%, 7/21/2028 (b) (d)	200,000	201,842
SOFR + 0.89%, 4.94%, 2/11/2031 (d)	1,000,000	1,008,140
Series J, SOFR + 1.61%, 4.97%, 4/26/2034 (d)	477,000	472,531
SOFR + 1.23%, 5.06%, 7/22/2032 (d)	210,000	212,308

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 1.42%, 5.19%, 3/14/2035 (d)	$500,000	$503,150
SOFR + 1.25%, 5.23%, 11/20/2035 (b) (d)	500,000	506,435
SOFR + 1.77%, 5.61%, 7/21/2039 (d)	115,000	116,168
Series MTN, SOFR + 2.07%, 5.83%, 10/25/2033 (d)	584,000	614,047
Series MTN, SOFR + 1.85%, 6.47%, 10/25/2034 (d)	602,000	657,252
Bank of Nova Scotia:
1.30%, 9/15/2026	829,000	792,524
1.35%, 6/24/2026	409,000	393,977
1.95%, 2/2/2027 (b)	470,000	451,087
2.70%, 8/3/2026	976,000	953,864
SOFR + 1.00%, 4.40%, 9/8/2028 (b) (d)	190,000	188,991
5 yr. CMT + 2.05%, 4.59%, 5/4/2037 (d)	500,000	461,330
SOFR + 1.44%, 4.74%, 11/10/2032 (d)	250,000	246,013
SOFR + 0.89%, 4.93%, 2/14/2029 (d)	350,000	351,950
SOFR + 1.07%, 5.13%, 2/14/2031 (d)	350,000	353,087
Series GMTN, 5.40%, 6/4/2027 (b)	300,000	305,853
Series GMTN, 5.45%, 8/1/2029	200,000	205,300
5.65%, 2/1/2034 (b)	550,000	568,342
BankUnited, Inc. 5.13%, 6/11/2030	393,000	385,462
Barclays PLC:
1 yr. CMT + 1.05%, 2.28%, 11/24/2027 (d)	336,000	322,990
1 yr. CMT + 1.30%, 2.89%, 11/24/2032 (d)	990,000	858,211
1 yr. CMT + 1.30%, 3.33%, 11/24/2042 (d)	413,000	300,734
5 yr. CMT + 2.90%, 3.56%, 9/23/2035 (d)	313,000	282,554
1 yr. CMT + 1.70%, 3.81%, 3/10/2042 (d)	300,000	234,315
4.34%, 1/10/2028 (b)	266,000	263,837
4.84%, 5/9/2028	1,000,000	996,110
SOFR + 1.34%, 4.84%, 9/10/2028 (d)	373,000	373,041
SOFR + 1.56%, 4.94%, 9/10/2030 (d)	285,000	283,934
3 mo. USD Term SOFR + 1.90%, 4.97%, 5/16/2029 (d)	533,800	535,081
3 mo. USD Term SOFR + 3.05%, 5.09%, 6/20/2030 (d)	413,000	409,886
SOFR + 0.96%, 5.09%, 2/25/2029 (d)	200,000	201,294
Security Description	Principal Amount	Value
5.20%, 5/12/2026	$700,000	$702,086
5.25%, 8/17/2045 (b)	442,000	416,678
SOFR + 1.91%, 5.34%, 9/10/2035 (d)	460,000	448,702
SOFR + 1.23%, 5.37%, 2/25/2031 (d)	210,000	212,302
1 yr. CMT + 2.65%, 5.50%, 8/9/2028 (d)	572,000	580,374
SOFR + 1.49%, 5.67%, 3/12/2028 (b) (d)	225,000	228,899
SOFR + 1.74%, 5.69%, 3/12/2030 (d)	660,000	675,873
1 yr. CMT + 3.00%, 5.75%, 8/9/2033 (d)	300,000	304,506
SOFR + 1.59%, 5.79%, 2/25/2036 (d)	250,000	251,173
SOFR + 2.42%, 6.04%, 3/12/2055 (d)	200,000	201,906
SOFR + 2.98%, 6.22%, 5/9/2034 (b) (d)	1,413,000	1,471,004
SOFR + 1.88%, 6.50%, 9/13/2027 (d)	380,000	389,283
SOFR + 2.62%, 6.69%, 9/13/2034 (d)	440,000	471,970
SOFR + 3.57%, 7.12%, 6/27/2034 (b) (d)	855,000	921,314
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (d)	504,000	534,920
1 yr. CMT + 3.50%, 7.44%, 11/2/2033 (b) (d)	477,000	531,989
Canadian Imperial Bank of Commerce:
1.25%, 6/22/2026 (b)	300,000	288,732
3.45%, 4/7/2027 (b)	300,000	294,195
3.60%, 4/7/2032 (b)	344,000	314,440
SOFR + 0.93%, 4.51%, 9/11/2027 (d)	375,000	374,580
SOFR + 1.34%, 4.63%, 9/11/2030 (d)	315,000	311,803
SOFR + 0.72%, 4.86%, 1/13/2028 (d)	300,000	301,329
SOFR + 1.03%, 4.86%, 3/30/2029 (b) (d)	305,000	306,019
5.00%, 4/28/2028	588,000	594,568
5.24%, 6/28/2027	500,000	507,205
SOFR + 1.11%, 5.25%, 1/13/2031 (d)	300,000	303,807
5.99%, 10/3/2028	210,000	219,179
6.09%, 10/3/2033	535,000	566,041
Citibank NA:
4.84%, 8/6/2029	797,000	805,281
SOFR + 0.71%, 4.88%, 11/19/2027 (d)	1,000,000	1,004,710
4.93%, 8/6/2026	475,000	478,163
5.49%, 12/4/2026	607,000	617,161
5.57%, 4/30/2034	596,000	612,897
5.80%, 9/29/2028	960,000	999,341

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Citigroup, Inc.:
SOFR + 0.77%, 1.46%, 6/9/2027 (d)	$1,124,000	$1,082,502
SOFR + 1.18%, 2.52%, 11/3/2032 (b) (d)	526,000	449,272
SOFR + 1.17%, 2.56%, 5/1/2032 (d)	841,000	730,551
SOFR + 2.11%, 2.57%, 6/3/2031 (d)	599,000	533,427
SOFR + 1.15%, 2.67%, 1/29/2031 (d)	953,000	859,301
SOFR + 1.38%, 2.90%, 11/3/2042 (d)	200,000	140,630
SOFR + 1.42%, 2.98%, 11/5/2030 (d)	469,000	431,775
SOFR + 1.35%, 3.06%, 1/25/2033 (d)	1,991,000	1,742,802
SOFR + 1.28%, 3.07%, 2/24/2028 (d)	680,000	660,627
3.20%, 10/21/2026	1,647,000	1,614,653
3.40%, 5/1/2026	658,000	650,295
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (d)	1,018,000	995,309
SOFR + 1.94%, 3.79%, 3/17/2033 (d)	935,000	855,132
3 mo. USD Term SOFR + 1.43%, 3.88%, 1/24/2039 (d)	644,000	543,626
3 mo. USD Term SOFR + 1.82%, 3.89%, 1/10/2028 (d)	200,000	197,610
3 mo. USD Term SOFR + 1.60%, 3.98%, 3/20/2030 (d)	819,000	793,283
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (d)	808,000	794,660
4.13%, 7/25/2028	635,000	624,643
4.30%, 11/20/2026	414,000	412,381
SOFR + 3.91%, 4.41%, 3/31/2031 (d)	1,014,000	987,737
4.45%, 9/29/2027	1,136,500	1,130,477
SOFR + 1.34%, 4.54%, 9/19/2030 (d)	1,100,000	1,084,974
4.65%, 7/23/2048	286,000	243,566
SOFR + 0.87%, 4.79%, 3/4/2029 (d)	750,000	751,410
SOFR + 2.09%, 4.91%, 5/24/2033 (b) (d)	751,000	735,657
SOFR + 1.36%, 5.17%, 2/13/2030 (d)	455,000	460,378
SOFR + 1.47%, 5.33%, 3/27/2036 (d)	1,250,000	1,244,537
5 yr. CMT + 1.73%, 5.41%, 9/19/2039 (d)	500,000	478,150
Security Description	Principal Amount	Value
SOFR + 1.45%, 5.45%, 6/11/2035 (d)	$750,000	$754,620
5 yr. CMT + 1.28%, 5.59%, 11/19/2034 (d)	355,000	355,948
SOFR + 1.75%, 5.61%, 3/4/2056 (d)	750,000	732,022
SOFR + 2.06%, 5.83%, 2/13/2035 (d)	765,000	760,242
5.88%, 1/30/2042	257,600	263,592
6.00%, 10/31/2033	267,000	277,424
SOFR + 1.83%, 6.02%, 1/24/2036 (d)	915,000	922,421
SOFR + 2.66%, 6.17%, 5/25/2034 (d)	1,284,000	1,312,389
SOFR + 2.34%, 6.27%, 11/17/2033 (b) (d)	647,000	686,448
6.63%, 1/15/2028	300,000	317,037
8.13%, 7/15/2039	742,000	920,043
Citizens Financial Group, Inc.:
2.64%, 9/30/2032	200,000	164,422
3.25%, 4/30/2030	947,000	869,753
SOFR + 1.26%, 5.25%, 3/5/2031 (d)	215,000	216,116
SOFR + 1.91%, 5.72%, 7/23/2032 (d)	700,000	712,642
SOFR + 2.33%, 6.65%, 4/25/2035 (d)	300,000	318,999
Comerica, Inc.:
4.00%, 2/1/2029 (b)	335,000	321,928
SOFR + 2.16%, 5.98%, 1/30/2030 (d)	150,000	152,421
Commonwealth Bank of Australia:
4.42%, 3/14/2028 (b)	340,000	341,384
4.58%, 11/27/2026	400,000	402,160
Cooperatieve Rabobank UA:
4.33%, 8/28/2026	265,000	265,064
4.88%, 1/21/2028	500,000	507,310
5.04%, 3/5/2027	740,000	750,471
5.25%, 5/24/2041	450,000	443,048
5.50%, 10/5/2026	457,000	464,920
5.75%, 12/1/2043	200,000	200,608
Deutsche Bank AG:
SOFR + 1.32%, 2.55%, 1/7/2028 (d)	594,000	571,315
SOFR + 1.72%, 3.04%, 5/28/2032 (d)	441,000	386,025
SOFR + 3.04%, 3.55%, 9/18/2031 (d)	738,300	679,096
SOFR + 2.26%, 3.74%, 1/7/2033 (d)	489,000	429,009
5 yr. USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (d)	217,000	212,532
SOFR + 1.70%, 5.00%, 9/11/2030 (b) (d)	220,000	218,794

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.21%, 5.37%, 1/10/2029 (d)	$325,000	$328,445
SOFR + 2.05%, 5.40%, 9/11/2035 (d)	310,000	302,238
SOFR + 1.59%, 5.71%, 2/8/2028 (d)	270,000	274,034
SOFR + 3.18%, 6.72%, 1/18/2029 (b) (d)	436,000	455,869
SOFR + 2.51%, 6.82%, 11/20/2029 (d)	617,000	654,378
SOFR + 3.65%, 7.08%, 2/10/2034 (d)	430,000	452,296
SOFR + 2.52%, 7.15%, 7/13/2027 (d)	700,000	719,768
Discover Bank:
2.70%, 2/6/2030	239,300	214,257
3.45%, 7/27/2026	346,000	340,142
4.65%, 9/13/2028	314,000	311,328
Fifth Third Bancorp:
SOFR + 0.69%, 1.71%, 11/1/2027 (d)	269,000	256,502
2.55%, 5/5/2027	230,000	220,722
SOFR + 1.66%, 4.34%, 4/25/2033 (b) (d)	275,000	258,522
SOFR + 2.13%, 4.77%, 7/28/2030 (d)	510,000	506,772
SOFR + 1.49%, 4.90%, 9/6/2030 (b) (d)	200,000	199,516
SOFR + 1.84%, 5.63%, 1/29/2032 (b) (d)	245,000	250,601
SOFR + 2.34%, 6.34%, 7/27/2029 (d)	355,000	370,616
SOFR + 2.19%, 6.36%, 10/27/2028 (d)	387,000	402,031
8.25%, 3/1/2038	320,000	384,374
Fifth Third Bank NA SOFR + 0.81%, 4.97%, 1/28/2028 (d)	250,000	251,463
First Citizens BancShares, Inc.:
SOFR + 1.41%, 5.23%, 3/12/2031 (d)	250,000	250,305
5 yr. CMT + 1.97%, 6.25%, 3/12/2040 (d)	250,000	246,170
First Horizon Bank 5.75%, 5/1/2030 (b)	295,000	298,180
First Horizon Corp. SOFR + 1.77%, 5.51%, 3/7/2031 (b) (d)	320,000	321,600
First-Citizens Bank & Trust Co. 6.13%, 3/9/2028	254,000	263,746
FNB Corp. SOFR + 1.93%, 5.72%, 12/11/2030 (d)	300,000	299,757
Goldman Sachs Bank USA SOFR + 0.75%, 5.41%, 5/21/2027 (d)	569,000	574,371
Security Description	Principal Amount	Value
Goldman Sachs Capital I 6.35%, 2/15/2034	$250,000	$264,035
Goldman Sachs Group, Inc.:
SOFR + 0.82%, 1.54%, 9/10/2027 (d)	724,000	692,397
SOFR + 0.91%, 1.95%, 10/21/2027 (d)	1,271,000	1,219,359
SOFR + 1.09%, 1.99%, 1/27/2032 (d)	979,000	829,203
SOFR + 1.25%, 2.38%, 7/21/2032 (d)	1,532,000	1,311,836
2.60%, 2/7/2030	541,500	490,372
SOFR + 1.28%, 2.62%, 4/22/2032 (d)	848,000	740,075
SOFR + 1.11%, 2.64%, 2/24/2028 (d)	1,043,000	1,005,848
SOFR + 1.26%, 2.65%, 10/21/2032 (d)	1,199,000	1,036,104
SOFR + 1.41%, 3.10%, 2/24/2033 (d)	1,463,000	1,288,991
SOFR + 1.51%, 3.21%, 4/22/2042 (d)	762,000	562,486
SOFR + 1.63%, 3.44%, 2/24/2043 (d)	473,000	356,793
3.50%, 11/16/2026	1,470,000	1,446,774
SOFR + 1.85%, 3.62%, 3/15/2028 (d)	318,000	311,993
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (d)	466,000	456,913
3.80%, 3/15/2030	567,000	542,443
3 mo. USD Term SOFR + 1.42%, 3.81%, 4/23/2029 (d)	800,000	781,072
3.85%, 1/26/2027	1,128,000	1,116,968
3 mo. USD Term SOFR + 1.63%, 4.02%, 10/31/2038 (d)	980,000	839,850
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (d)	1,019,500	1,005,309
3 mo. USD Term SOFR + 1.69%, 4.41%, 4/23/2039 (d)	390,000	347,256
SOFR + 1.73%, 4.48%, 8/23/2028 (d)	664,000	662,214
SOFR + 1.14%, 4.69%, 10/23/2030 (d)	250,000	248,395
4.75%, 10/21/2045	730,000	644,911
Series MTN, 4.80%, 7/8/2044	805,000	716,064
SOFR + 1.42%, 5.02%, 10/23/2035 (d)	590,000	573,787
SOFR + 1.21%, 5.05%, 7/23/2030 (b) (d)	710,000	715,850
5.15%, 5/22/2045	570,000	517,081

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.08%, 5.21%, 1/28/2031 (b) (d)	$405,000	$410,488
SOFR + 1.55%, 5.33%, 7/23/2035 (d)	840,000	836,002
SOFR + 1.38%, 5.54%, 1/28/2036 (d)	525,000	532,030
SOFR + 1.58%, 5.56%, 11/19/2045 (d)	1,500,000	1,461,375
SOFR + 1.70%, 5.73%, 1/28/2056 (d)	570,000	568,125
5.95%, 1/15/2027	321,000	329,237
6.13%, 2/15/2033	334,000	359,795
6.25%, 2/1/2041	949,000	1,000,379
6.45%, 5/1/2036	345,000	364,658
SOFR + 1.77%, 6.48%, 10/24/2029 (d)	770,000	813,474
SOFR + 1.95%, 6.56%, 10/24/2034 (d)	670,000	730,461
6.75%, 10/1/2037	1,860,000	2,010,883
HSBC Bank USA NA 5.63%, 8/15/2035	236,000	238,643
HSBC Holdings PLC:
SOFR + 1.73%, 2.01%, 9/22/2028 (d)	474,000	443,252
SOFR + 1.29%, 2.21%, 8/17/2029 (d)	686,000	628,445
SOFR + 1.19%, 2.80%, 5/24/2032 (d)	720,000	629,136
SOFR + 2.39%, 2.85%, 6/4/2031 (b) (d)	654,300	587,640
SOFR + 1.41%, 2.87%, 11/22/2032 (d)	512,000	444,524
3 mo. USD Term SOFR + 1.87%, 3.97%, 5/22/2030 (d)	892,000	858,514
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (d)	1,536,000	1,516,908
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (d)	1,072,000	1,062,363
SOFR + 2.11%, 4.76%, 6/9/2028 (d)	502,000	501,513
SOFR + 1.03%, 4.90%, 3/3/2029 (d)	405,000	405,834
4.95%, 3/31/2030	878,000	881,231
SOFR + 1.04%, 5.13%, 11/19/2028 (d)	220,000	221,690
SOFR + 1.29%, 5.13%, 3/3/2031 (d)	500,000	501,560
SOFR + 2.61%, 5.21%, 8/11/2028 (d)	685,000	691,761
SOFR + 1.29%, 5.29%, 11/19/2030 (d)	850,000	859,120
SOFR + 2.87%, 5.40%, 8/11/2033 (b) (d)	448,000	451,893
Security Description	Principal Amount	Value
SOFR + 1.56%, 5.45%, 3/3/2036 (d)	$455,000	$452,588
SOFR + 1.46%, 5.55%, 3/4/2030 (d)	900,000	919,476
SOFR + 1.06%, 5.60%, 5/17/2028 (d)	600,000	609,576
SOFR + 1.78%, 5.72%, 3/4/2035 (b) (d)	600,000	614,148
SOFR + 1.52%, 5.73%, 5/17/2032 (b) (d)	855,000	880,701
SOFR + 1.90%, 5.87%, 11/18/2035 (d)	650,000	644,728
SOFR + 1.57%, 5.89%, 8/14/2027 (d)	200,000	203,120
SOFR + 1.97%, 6.16%, 3/9/2029 (d)	366,000	379,344
SOFR + 2.39%, 6.25%, 3/9/2034 (b) (d)	1,000,000	1,057,010
SOFR + 2.65%, 6.33%, 3/9/2044 (b) (d)	600,000	638,886
6.50%, 5/2/2036	295,000	312,249
6.50%, 9/15/2037	1,141,000	1,213,202
SOFR + 2.98%, 6.55%, 6/20/2034 (b) (d)	626,000	652,448
6.80%, 6/1/2038 (b)	255,000	271,751
SOFR + 3.35%, 7.39%, 11/3/2028 (d)	833,000	885,254
SOFR + 3.02%, 7.40%, 11/13/2034 (d)	623,000	684,035
7.63%, 5/17/2032	100,000	110,190
SOFR + 4.25%, 8.11%, 11/3/2033 (d)	580,000	659,605
HSBC USA, Inc. 5.29%, 3/4/2027 (b)	970,000	986,868
Huntington Bancshares, Inc.:
SOFR + 1.28%, 5.27%, 1/15/2031 (d)	205,000	206,952
SOFR + 1.87%, 5.71%, 2/2/2035 (b) (d)	374,000	377,938
5 yr. CMT + 1.70%, 6.14%, 11/18/2039 (d)	385,000	388,149
SOFR + 2.02%, 6.21%, 8/21/2029 (d)	200,000	208,174
Huntington National Bank:
SOFR + 1.65%, 4.55%, 5/17/2028 (d)	244,000	243,527
SOFR + 0.72%, 4.87%, 4/12/2028 (d)	450,000	451,647
5.65%, 1/10/2030 (b)	820,000	845,486
ING Groep NV:
SOFR + 1.01%, 1.73%, 4/1/2027 (d)	507,000	492,358
SOFR + 1.32%, 2.73%, 4/1/2032 (b) (d)	219,000	192,851
3.95%, 3/29/2027	860,000	849,757
SOFR + 1.83%, 4.02%, 3/28/2028 (b) (d)	888,000	877,903

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.05%, 4/9/2029	$193,000	$188,167
SOFR + 2.07%, 4.25%, 3/28/2033 (d)	200,000	189,076
4.55%, 10/2/2028 (b)	300,000	298,443
SOFR + 1.01%, 4.86%, 3/25/2029 (d)	240,000	240,888
SOFR + 1.23%, 5.07%, 3/25/2031 (b) (d)	500,000	501,875
SOFR + 1.61%, 5.53%, 3/25/2036 (d)	425,000	425,680
SOFR + 1.77%, 5.55%, 3/19/2035 (d)	500,000	503,595
SOFR + 2.09%, 6.11%, 9/11/2034 (d)	420,000	440,240
JPMorgan Chase & Co.:
SOFR + 0.77%, 1.47%, 9/22/2027 (d)	1,355,000	1,295,908
SOFR + 0.89%, 1.58%, 4/22/2027 (d)	290,000	281,158
3 mo. USD Term SOFR + 1.11%, 1.76%, 11/19/2031 (d)	375,000	317,966
SOFR + 1.07%, 1.95%, 2/4/2032 (d)	1,006,000	855,472
SOFR + 1.02%, 2.07%, 6/1/2029 (b) (d)	417,000	386,046
SOFR + 1.89%, 2.18%, 6/1/2028 (d)	419,000	398,498
SOFR + 2.04%, 2.52%, 4/22/2031 (d)	837,000	750,697
3 mo. USD Term SOFR + 1.51%, 2.53%, 11/19/2041 (d)	341,000	235,403
SOFR + 1.18%, 2.55%, 11/8/2032 (d)	746,000	645,275
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (d)	1,078,000	947,034
3 mo. USD Term SOFR + 1.51%, 2.74%, 10/15/2030 (d)	1,115,000	1,023,291
2.95%, 10/1/2026	948,000	929,230
SOFR + 1.17%, 2.95%, 2/24/2028 (d)	622,000	603,906
3 mo. USD Term SOFR + 2.52%, 2.96%, 5/13/2031 (d)	141,000	128,045
SOFR + 1.26%, 2.96%, 1/25/2033 (d)	2,190,000	1,933,726
3 mo. USD Term SOFR + 2.46%, 3.11%, 4/22/2041 (d)	290,000	219,144
SOFR + 2.44%, 3.11%, 4/22/2051 (d)	1,541,000	1,024,719
SOFR + 1.46%, 3.16%, 4/22/2042 (d)	447,000	333,368
3.20%, 6/15/2026 (b)	751,000	741,965
Security Description	Principal Amount	Value
3.30%, 4/1/2026	$571,000	$565,513
SOFR + 1.58%, 3.33%, 4/22/2052 (d)	566,000	392,521
3 mo. USD Term SOFR + 1.21%, 3.51%, 1/23/2029 (d)	1,200,000	1,165,812
3 mo. USD Term SOFR + 1.64%, 3.54%, 5/1/2028 (d)	782,000	766,321
3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (d)	1,142,000	1,097,725
3 mo. USD Term SOFR + 1.60%, 3.78%, 2/1/2028 (d)	703,000	693,397
3 mo. USD Term SOFR + 1.62%, 3.88%, 7/24/2038 (d)	836,000	725,339
3 mo. USD Term SOFR + 1.48%, 3.90%, 1/23/2049 (d)	496,000	386,597
3 mo. USD Term SOFR + 1.64%, 3.96%, 11/15/2048 (d)	1,029,000	809,926
3 mo. USD Term SOFR + 1.38%, 4.01%, 4/23/2029 (d)	757,000	743,851
3 mo. USD Term SOFR + 1.72%, 4.03%, 7/24/2048 (d)	369,000	294,285
4.13%, 12/15/2026	903,000	899,803
3 mo. USD Term SOFR + 1.52%, 4.20%, 7/23/2029 (d)	803,000	792,208
4.25%, 10/1/2027	200,000	199,816
3 mo. USD Term SOFR + 1.84%, 4.26%, 2/22/2048 (d)	200,000	166,340
SOFR + 1.56%, 4.32%, 4/26/2028 (d)	305,000	303,506
3 mo. USD Term SOFR + 1.59%, 4.45%, 12/5/2029 (d)	738,000	732,583
3 mo. USD Term SOFR + 3.79%, 4.49%, 3/24/2031 (d)	847,000	836,082
SOFR + 0.86%, 4.51%, 10/22/2028 (d)	490,000	489,191
SOFR + 1.75%, 4.57%, 6/14/2030 (d)	933,000	927,598
SOFR + 1.80%, 4.59%, 4/26/2033 (d)	715,000	695,745
SOFR + 1.04%, 4.60%, 10/22/2030 (d)	560,000	555,794
4.85%, 2/1/2044	120,000	110,888
SOFR + 1.99%, 4.85%, 7/25/2028 (d)	1,043,000	1,049,018

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 2.08%, 4.91%, 7/25/2033 (d)	$1,994,000	$1,977,809
SOFR + 0.80%, 4.92%, 1/24/2029 (d)	485,000	489,457
SOFR + 1.34%, 4.95%, 10/22/2035 (d)	680,000	665,598
SOFR + 0.93%, 4.98%, 7/22/2028 (d)	1,285,000	1,296,128
SOFR + 1.13%, 5.00%, 7/22/2030 (d)	600,000	605,406
SOFR + 1.31%, 5.01%, 1/23/2030 (d)	400,000	404,300
SOFR + 1.19%, 5.04%, 1/23/2028 (d)	530,000	534,526
SOFR + 0.90%, 5.14%, 1/24/2031 (d)	250,000	254,000
SOFR + 1.46%, 5.29%, 7/22/2035 (d)	1,145,000	1,150,633
SOFR + 1.45%, 5.30%, 7/24/2029 (d)	743,000	757,912
SOFR + 1.62%, 5.34%, 1/23/2035 (d)	295,000	297,572
SOFR + 1.85%, 5.35%, 6/1/2034 (d)	1,330,000	1,352,371
5.40%, 1/6/2042	748,000	746,160
5.50%, 10/15/2040	290,000	292,700
SOFR + 1.32%, 5.50%, 1/24/2036 (d)	534,000	545,631
SOFR + 1.55%, 5.53%, 11/29/2045 (d)	745,000	737,319
SOFR + 0.93%, 5.57%, 4/22/2028 (d)	315,000	321,287
SOFR + 1.16%, 5.58%, 4/22/2030 (b) (d)	1,115,000	1,149,955
5.60%, 7/15/2041	400,000	407,824
SOFR + 2.58%, 5.72%, 9/14/2033 (d)	1,295,000	1,330,612
SOFR + 1.49%, 5.77%, 4/22/2035 (d)	240,000	249,262
SOFR + 1.33%, 6.07%, 10/22/2027 (d)	200,000	204,708
SOFR + 1.57%, 6.09%, 10/23/2029 (d)	617,000	645,789
SOFR + 1.81%, 6.25%, 10/23/2034 (d)	872,000	935,612
6.40%, 5/15/2038	812,000	896,545
7.63%, 10/15/2026	673,000	706,260
8.00%, 4/29/2027	802,000	858,525
JPMorgan Chase Bank NA 5.11%, 12/8/2026	1,000,000	1,012,850
KeyBank NA:
3.90%, 4/13/2029	216,000	207,401
4.90%, 8/8/2032	200,000	191,064
5.00%, 1/26/2033	289,000	281,434
KeyCorp:
Series MTN, 2.25%, 4/6/2027	277,000	264,128
Security Description	Principal Amount	Value
Series MTN, 2.55%, 10/1/2029	$474,500	$428,810
Series MTN, SOFR + 2.06%, 4.79%, 6/1/2033 (d)	348,000	333,429
Series GMTN, SOFR + 1.23%, 5.12%, 4/4/2031 (d)	500,000	501,760
SOFR + 2.42%, 6.40%, 3/6/2035 (b) (d)	200,000	211,154
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/2026	1,830,000	1,750,743
3.00%, 5/20/2027	1,332,000	1,305,307
3.63%, 4/1/2026	1,665,000	1,656,958
3.75%, 2/15/2028 (b)	1,175,000	1,168,291
3.88%, 6/15/2028	635,000	633,362
4.00%, 3/15/2029 (b)	610,000	610,238
4.13%, 7/15/2033 (b)	200,000	197,886
4.38%, 3/1/2027	925,000	931,456
4.38%, 2/28/2034	2,365,000	2,380,160
4.63%, 8/7/2026	1,020,000	1,027,670
4.75%, 10/29/2030	465,000	480,564
Landwirtschaftliche Rentenbank:
Series GMTN, 1.75%, 7/27/2026	207,000	200,840
3.88%, 9/28/2027	205,000	204,522
Series 44, 3.88%, 6/14/2028	360,000	358,956
Series MTN, 5.00%, 10/24/2033 (b)	685,000	718,072
Lloyds Banking Group PLC:
1 yr. CMT + 0.85%, 1.63%, 5/11/2027 (d)	163,000	157,624
5 yr. CMT + 1.50%, 3.37%, 12/14/2046 (d)	400,000	284,592
3 mo. USD Term SOFR + 1.21%, 3.57%, 11/7/2028 (d)	790,000	767,406
3.75%, 1/11/2027	564,000	556,149
1 yr. CMT + 1.80%, 3.75%, 3/18/2028 (d)	697,000	684,517
4.34%, 1/9/2048	347,000	272,527
4.38%, 3/22/2028	339,000	335,908
4.55%, 8/16/2028	354,000	352,538
1 yr. CMT + 2.30%, 4.98%, 8/11/2033 (b) (d)	355,000	347,346
1 yr. CMT + 0.85%, 5.09%, 11/26/2028 (d)	200,000	201,788
5.30%, 12/1/2045 (b)	284,000	261,084
1 yr. CMT + 1.20%, 5.59%, 11/26/2035 (d)	340,000	340,670
1 yr. CMT + 1.75%, 5.68%, 1/5/2035 (b) (d)	652,000	659,029
1 yr. CMT + 1.07%, 5.72%, 6/5/2030 (d)	487,000	501,220

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
1 yr. CMT + 1.48%, 5.99%, 8/7/2027 (d)	$475,000	$482,761
1 yr. CMT + 3.75%, 7.95%, 11/15/2033 (d)	200,000	227,196
M&T Bank Corp.:
Series MTN, SOFR + 0.93%, 4.83%, 1/16/2029 (b) (d)	115,000	114,945
SOFR + 1.85%, 5.05%, 1/27/2034 (d)	288,000	278,306
Series MTN, SOFR + 1.61%, 5.39%, 1/16/2036 (b) (d)	125,000	122,571
SOFR + 2.26%, 6.08%, 3/13/2032 (b) (d)	305,000	315,715
SOFR + 2.80%, 7.41%, 10/30/2029 (b) (d)	467,000	502,824
Manufacturers & Traders Trust Co. 3.40%, 8/17/2027	305,000	295,524
Mitsubishi UFJ Financial Group, Inc.:
1 yr. CMT + 0.75%, 1.54%, 7/20/2027 (d)	633,000	609,085
1 yr. CMT + 0.67%, 1.64%, 10/13/2027 (d)	430,000	411,368
2.05%, 7/17/2030	230,000	200,300
1 yr. CMT + 0.95%, 2.31%, 7/20/2032 (b) (d)	632,000	541,403
1 yr. CMT + 0.83%, 2.34%, 1/19/2028 (d)	354,000	340,406
2.56%, 2/25/2030	440,000	397,923
2.76%, 9/13/2026 (b)	402,000	392,533
1 yr. CMT + 1.10%, 2.85%, 1/19/2033 (d)	1,242,000	1,083,260
3.20%, 7/18/2029	704,000	663,851
3.74%, 3/7/2029 (b)	342,000	331,764
3.75%, 7/18/2039	632,000	538,628
1 yr. CMT + 1.95%, 5.02%, 7/20/2028 (d)	553,000	558,088
1 yr. CMT + 2.13%, 5.13%, 7/20/2033 (b) (d)	560,000	560,806
1 yr. CMT + 0.78%, 5.20%, 1/16/2031 (d)	745,000	756,734
1 yr. CMT + 1.90%, 5.35%, 9/13/2028 (b) (d)	563,000	573,202
1 yr. CMT + 1.38%, 5.42%, 2/22/2029 (b) (d)	375,000	383,205
1 yr. CMT + 1.00%, 5.43%, 4/17/2035 (d)	500,000	506,105
1 yr. CMT + 0.95%, 5.57%, 1/16/2036 (d)	1,000,000	1,021,440
Mizuho Financial Group, Inc.:
1 yr. CMT + 0.67%, 1.23%, 5/22/2027 (d)	530,000	510,072
1 yr. CMT + 0.75%, 1.55%, 7/9/2027 (d)	529,000	509,200
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.53%, 1.98%, 9/8/2031 (d)	$552,500	$474,520
3 mo. USD Term SOFR + 1.77%, 2.20%, 7/10/2031 (d)	208,300	181,925
1 yr. CMT + 0.90%, 2.26%, 7/9/2032 (d)	184,800	157,655
2.56%, 9/13/2031	64,300	55,138
3 mo. USD Term SOFR + 1.33%, 2.59%, 5/25/2031 (d)	189,000	168,813
3 mo. USD Term SOFR + 1.39%, 3.15%, 7/16/2030 (d)	405,000	378,582
3.17%, 9/11/2027	272,000	263,943
3 mo. USD Term SOFR + 1.53%, 4.25%, 9/11/2029 (b) (d)	347,000	341,722
1 yr. CMT + 0.82%, 5.10%, 5/13/2031 (b) (d)	250,000	252,295
1 yr. CMT + 1.08%, 5.38%, 7/10/2030 (b) (d)	210,000	214,355
1 yr. CMT + 0.98%, 5.42%, 5/13/2036 (b) (d)	500,000	503,150
1 yr. CMT + 1.30%, 5.58%, 5/26/2035 (d)	200,000	204,388
1 yr. CMT + 1.30%, 5.59%, 7/10/2035 (d)	362,000	370,156
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (b) (d)	225,000	231,239
1 yr. CMT + 2.40%, 5.67%, 9/13/2033 (d)	200,000	205,948
1 yr. CMT + 1.80%, 5.75%, 5/27/2034 (d)	590,000	609,853
1 yr. CMT + 1.90%, 5.75%, 7/6/2034 (d)	310,000	319,883
1 yr. CMT + 1.65%, 5.78%, 7/6/2029 (d)	704,000	726,591
Morgan Stanley:
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (d)	1,029,000	988,941
SOFR + 0.88%, 1.59%, 5/4/2027 (d)	1,155,000	1,118,386
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (d)	798,300	678,052
SOFR + 1.00%, 2.48%, 1/21/2028 (d)	570,000	549,685
SOFR + 1.36%, 2.48%, 9/16/2036 (d)	1,338,000	1,108,132
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (d)	1,056,000	906,122
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (d)	1,110,000	1,006,348

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.29%, 2.94%, 1/21/2033 (d)	$1,060,000	$929,079
Series MTN, 3.13%, 7/27/2026	1,404,000	1,379,767
SOFR + 1.49%, 3.22%, 4/22/2042 (d)	300,000	223,812
3.59%, 7/22/2028 (d)	1,460,000	1,422,974
3.63%, 1/20/2027	2,685,000	2,655,277
Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (d)	1,278,000	1,249,680
3.95%, 4/23/2027	900,000	889,839
3.97%, 7/22/2038 (d)	900,000	779,661
SOFR + 1.61%, 4.21%, 4/20/2028 (d)	202,000	200,509
4.30%, 1/27/2045	995,000	837,750
Series GMTN, 4.35%, 9/8/2026	623,000	620,153
Series MTN, 4.38%, 1/22/2047	314,000	263,754
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (d)	636,300	628,092
3 mo. USD Term SOFR + 1.69%, 4.46%, 4/22/2039 (d)	480,000	439,646
SOFR + 1.10%, 4.65%, 10/18/2030 (d)	1,085,000	1,076,277
SOFR + 2.08%, 4.89%, 7/20/2033 (d)	293,000	288,866
SOFR + 1.22%, 5.04%, 7/19/2030 (d)	720,000	725,357
SOFR + 1.73%, 5.12%, 2/1/2029 (d)	860,000	871,627
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (d)	669,000	677,871
SOFR + 1.45%, 5.17%, 1/16/2030 (d)	430,000	435,655
SOFR + 1.11%, 5.23%, 1/15/2031 (b) (d)	500,000	507,925
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (d)	1,115,000	1,114,621
SOFR + 2.62%, 5.30%, 4/20/2037 (d)	158,000	154,819
SOFR + 1.56%, 5.32%, 7/19/2035 (d)	465,000	464,265
Series MTN, SOFR + 1.88%, 5.42%, 7/21/2034 (d)	711,000	718,857
SOFR + 1.63%, 5.45%, 7/20/2029 (d)	817,000	835,284
SOFR + 1.73%, 5.47%, 1/18/2035 (d)	546,000	552,596
SOFR + 1.71%, 5.52%, 11/19/2055 (d)	630,000	615,504
SOFR + 1.42%, 5.59%, 1/18/2036 (d)	470,000	479,738
Security Description	Principal Amount	Value
Series MTN, SOFR + 1.01%, 5.65%, 4/13/2028 (d)	$185,000	$188,737
SOFR + 1.26%, 5.66%, 4/18/2030 (d)	400,000	412,316
SOFR + 1.58%, 5.83%, 4/19/2035 (d)	455,000	471,507
5 yr. CMT + 1.80%, 5.94%, 2/7/2039 (d)	535,000	539,580
5 yr. CMT + 2.43%, 5.95%, 1/19/2038 (d)	702,000	708,508
Series MTN, 6.25%, 8/9/2026	483,000	494,288
SOFR + 2.24%, 6.30%, 10/18/2028 (d)	860,000	894,426
SOFR + 2.56%, 6.34%, 10/18/2033 (d)	2,413,000	2,585,602
SOFR + 1.83%, 6.41%, 11/1/2029 (d)	645,000	680,494
SOFR + 2.05%, 6.63%, 11/1/2034 (d)	1,177,000	1,283,389
7.25%, 4/1/2032 (b)	338,000	384,620
Morgan Stanley Bank NA:
SOFR + 0.68%, 4.45%, 10/15/2027 (d)	325,000	324,607
4.75%, 4/21/2026	348,000	349,145
SOFR + 1.08%, 4.95%, 1/14/2028 (d)	585,000	588,773
SOFR + 0.93%, 4.97%, 7/14/2028 (d)	550,000	554,686
SOFR + 0.91%, 5.02%, 1/12/2029 (b) (d)	470,000	475,513
SOFR + 0.87%, 5.50%, 5/26/2028 (d)	415,000	422,636
5.88%, 10/30/2026	590,000	603,045
National Australia Bank Ltd.:
2.50%, 7/12/2026	234,000	229,077
4.50%, 10/26/2027	355,000	356,608
4.79%, 1/10/2029 (b)	500,000	506,300
4.90%, 6/13/2028	565,000	574,130
4.90%, 1/14/2030 (b)	370,000	376,775
5.09%, 6/11/2027 (b)	340,000	345,566
National Bank of Canada:
SOFR + 0.80%, 4.95%, 2/1/2028 (b) (d)	380,000	382,497
5.60%, 12/18/2028	325,000	334,766
SOFR + 1.04%, 5.60%, 7/2/2027 (b) (d)	250,000	253,043
NatWest Group PLC:
1 yr. CMT + 0.90%, 1.64%, 6/14/2027 (d)	603,000	581,756
5 yr. CMT + 2.35%, 3.03%, 11/28/2035 (d)	205,000	181,169
3 mo. USD Term SOFR + 1.87%, 4.45%, 5/8/2030 (d)	439,000	430,066
4.80%, 4/5/2026	631,000	633,007

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.75%, 4.89%, 5/18/2029 (d)	$615,000	$615,597
1 yr. CMT + 1.22%, 4.96%, 8/15/2030 (d)	350,000	350,189
3 mo. USD Term SOFR + 1.91%, 5.08%, 1/27/2030 (d)	631,000	634,824
1 yr. CMT + 1.10%, 5.58%, 3/1/2028 (b) (d)	570,000	579,513
1 yr. CMT + 1.50%, 5.78%, 3/1/2035 (d)	620,000	632,270
1 yr. CMT + 1.95%, 5.81%, 9/13/2029 (d)	505,000	520,564
Northern Trust Corp.:
1.95%, 5/1/2030 (b)	52,000	45,832
3.15%, 5/3/2029 (b)	200,000	190,798
3 mo. USD Term SOFR + 1.13%, 3.38%, 5/8/2032 (d)	446,000	431,090
3.65%, 8/3/2028 (b)	117,000	114,440
4.00%, 5/10/2027	551,000	547,936
6.13%, 11/2/2032 (b)	156,000	166,708
Oesterreichische Kontrollbank AG:
Series MTN, 4.13%, 1/18/2029	205,000	205,392
5.00%, 10/23/2026 (b)	200,000	202,798
PNC Bank NA:
3.25%, 1/22/2028	200,000	193,770
4.05%, 7/26/2028	416,000	407,422
PNC Financial Services Group, Inc.:
2.55%, 1/22/2030	856,300	775,799
3.15%, 5/19/2027	1,316,000	1,280,994
3.45%, 4/23/2029 (b)	581,000	557,975
SOFR + 1.85%, 4.63%, 6/6/2033 (d)	188,000	179,079
SOFR + 1.26%, 4.81%, 10/21/2032 (d)	235,000	232,366
SOFR + 1.93%, 5.07%, 1/24/2034 (d)	589,000	582,056
SOFR + 1.07%, 5.22%, 1/29/2031 (b) (d)	195,000	198,383
SOFR + 1.62%, 5.35%, 12/2/2028 (d)	276,000	281,335
SOFR + 1.60%, 5.40%, 7/23/2035 (d)	120,000	120,467
SOFR + 1.20%, 5.49%, 5/14/2030 (b) (d)	550,000	564,773
SOFR + 1.39%, 5.58%, 1/29/2036 (d)	135,000	137,279
SOFR + 1.84%, 5.58%, 6/12/2029 (d)	920,000	945,788
SOFR + 1.90%, 5.68%, 1/22/2035 (d)	1,130,000	1,156,950
Security Description	Principal Amount	Value
SOFR + 1.95%, 5.94%, 8/18/2034 (d)	$308,000	$320,443
SOFR + 2.14%, 6.04%, 10/28/2033 (d)	504,000	528,595
SOFR + 1.73%, 6.62%, 10/20/2027 (d)	398,000	410,099
SOFR + 2.28%, 6.88%, 10/20/2034 (d)	507,000	560,529
Regions Financial Corp.:
1.80%, 8/12/2028	376,500	342,461
SOFR + 2.06%, 5.50%, 9/6/2035 (b) (d)	115,000	113,430
SOFR + 1.49%, 5.72%, 6/6/2030 (d)	350,000	358,411
7.38%, 12/10/2037	200,000	224,490
Royal Bank of Canada:
Series GMTN, 1.15%, 7/14/2026	300,000	288,402
1.20%, 4/27/2026	541,000	523,234
Series GMTN, 1.40%, 11/2/2026	531,000	507,694
Series GMTN, 2.30%, 11/3/2031 (b)	195,000	167,240
3.63%, 5/4/2027	315,000	310,455
3.88%, 5/4/2032	100,000	93,701
Series GMTN, 4.24%, 8/3/2027	330,000	328,921
Series GMTN, SOFR + 0.72%, 4.51%, 10/18/2027 (d)	320,000	319,859
Series GMTN, SOFR + 0.86%, 4.52%, 10/18/2028 (d)	320,000	319,184
Series GMTN, SOFR + 1.08%, 4.65%, 10/18/2030 (d)	500,000	495,950
Series GMTN, SOFR + 0.81%, 4.72%, 3/27/2028 (d)	415,000	416,212
Series GMTN, 4.90%, 1/12/2028	345,000	348,912
Series GMTN, 4.95%, 2/1/2029 (b)	630,000	637,705
Series GMTN, SOFR + 0.83%, 4.97%, 1/24/2029 (d)	415,000	418,137
Series GMTN, SOFR + 1.10%, 4.97%, 8/2/2030 (d)	780,000	784,953
Series GMTN, SOFR + 1.13%, 4.97%, 5/2/2031 (d)	500,000	502,535
Series GMTN, 5.00%, 2/1/2033	250,000	249,340
Series GMTN, SOFR + 0.79%, 5.07%, 7/23/2027 (d)	410,000	412,624

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, SOFR + 1.03%, 5.15%, 2/4/2031 (d)	$500,000	$506,120
Series GMTN, 5.20%, 7/20/2026	700,000	707,119
Series GMTN, 5.20%, 8/1/2028 (b)	529,000	539,120
Series MTN, 6.00%, 11/1/2027 (b)	670,000	695,668
Santander Holdings USA, Inc.:
SOFR + 1.25%, 2.49%, 1/6/2028 (b) (d)	319,000	305,864
3.24%, 10/5/2026	299,000	292,129
SOFR + 1.94%, 5.35%, 9/6/2030 (b) (d)	500,000	498,105
SOFR + 1.61%, 5.47%, 3/20/2029 (d)	155,000	155,848
SOFR + 1.88%, 5.74%, 3/20/2031 (d)	155,000	156,132
SOFR + 2.14%, 6.34%, 5/31/2035 (b) (d)	450,000	459,994
SOFR + 2.36%, 6.50%, 3/9/2029 (b) (d)	555,000	574,719
SOFR + 2.70%, 6.57%, 6/12/2029 (d)	250,000	259,060
Santander U.K. Group Holdings PLC:
SOFR + 1.22%, 2.47%, 1/11/2028 (d)	687,000	659,912
3 mo. USD Term SOFR + 1.40%, 3.82%, 11/3/2028 (d)	200,000	194,554
SOFR + 1.55%, 4.86%, 9/11/2030 (d)	725,000	718,156
SOFR + 1.52%, 5.69%, 4/15/2031 (d)	500,000	510,185
Sumitomo Mitsui Financial Group, Inc.:
1.40%, 9/17/2026	465,000	445,238
1.90%, 9/17/2028	615,000	562,516
2.13%, 7/8/2030	576,000	504,340
2.14%, 9/23/2030	300	260
2.17%, 1/14/2027	184,000	177,004
2.63%, 7/14/2026	876,000	856,159
2.72%, 9/27/2029	200,000	183,860
2.75%, 1/15/2030	367,000	335,280
3.01%, 10/19/2026 (b)	558,000	546,036
3.04%, 7/16/2029	944,000	882,564
3.36%, 7/12/2027 (b)	134,000	131,122
5.24%, 4/15/2030	500,000	509,500
5.32%, 7/9/2029 (b)	1,105,000	1,128,978
5.42%, 7/9/2031	250,000	256,550
5.45%, 1/15/2032 (b)	500,000	511,725
5.52%, 1/13/2028	503,000	516,219
5.56%, 7/9/2034	330,000	338,507
5.63%, 1/15/2035	500,000	513,570
5.71%, 1/13/2030	460,000	477,830
Security Description	Principal Amount	Value
5.77%, 1/13/2033	$360,000	$374,170
5.81%, 9/14/2033 (b)	200,000	209,794
5.84%, 7/9/2044 (b)	490,000	498,938
SVB Financial Group Zero Coupon, 4/29/2028 (e) (f)	500	409
Synchrony Bank 5.63%, 8/23/2027	445,000	451,599
Synovus Financial Corp. SOFR + 2.35%, 6.17%, 11/1/2030 (d)	190,000	192,328
Toronto-Dominion Bank:
Series MTN, 1.20%, 6/3/2026	541,000	521,221
Series MTN, 1.25%, 9/10/2026	593,000	567,110
1.95%, 1/12/2027 (b)	528,000	505,264
Series GMTN, 2.45%, 1/12/2032 (b)	503,000	428,757
Series MTN, 2.80%, 3/10/2027	400,000	387,760
Series MTN, 3.20%, 3/10/2032 (b)	417,000	371,893
5 yr. USD Swap + 2.21%, 3.63%, 9/15/2031 (d)	443,000	433,865
4.46%, 6/8/2032	540,000	521,084
4.57%, 12/17/2026	500,000	500,680
Series MTN, 4.69%, 9/15/2027	552,000	555,301
4.78%, 12/17/2029	250,000	250,165
4.86%, 1/31/2028 (b)	500,000	505,100
Series GMTN, 4.98%, 4/5/2027	534,000	539,335
5 yr. CMT + 1.50%, 5.15%, 9/10/2034 (d)	375,000	371,719
5.16%, 1/10/2028	390,000	396,408
5.26%, 12/11/2026	130,000	131,762
5.30%, 1/30/2032	500,000	508,285
Series MTN, 5.52%, 7/17/2028	669,000	687,592
Truist Bank:
2.25%, 3/11/2030	350,000	307,153
3.30%, 5/15/2026	386,000	380,426
Truist Financial Corp.:
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (d)	301,000	275,587
Series MTN, SOFR + 1.44%, 4.87%, 1/26/2029 (d)	299,000	300,585
Series MTN, SOFR + 2.24%, 4.92%, 7/28/2033 (d)	490,000	467,460
Series MTN, SOFR + 1.85%, 5.12%, 1/26/2034 (b) (d)	552,000	540,932
Series MTN, SOFR + 1.57%, 5.15%, 8/5/2032 (b) (d)	500,000	500,515
Series MTN, SOFR + 1.62%, 5.44%, 1/24/2030 (d)	280,000	285,757

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 1.92%, 5.71%, 1/24/2035 (d)	$256,000	$261,404
Series MTN, SOFR + 2.36%, 5.87%, 6/8/2034 (d)	1,457,000	1,497,796
Series MTN, SOFR + 2.05%, 6.05%, 6/8/2027 (d)	575,000	584,700
Series MTN, SOFR + 2.30%, 6.12%, 10/28/2033 (d)	200,000	209,998
Series MTN, SOFR + 2.45%, 7.16%, 10/30/2029 (d)	570,000	613,531
U.S. Bancorp:
Series MTN, 1.38%, 7/22/2030 (b)	319,000	269,080
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (b) (d)	362,000	347,107
Series V, 2.38%, 7/22/2026	360,000	351,461
5 yr. CMT + 0.95%, 2.49%, 11/3/2036 (d)	340,000	282,118
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (b) (d)	252,000	216,022
Series DMTN, 3.00%, 7/30/2029	403,000	375,419
Series MTN, 3.10%, 4/27/2026	377,000	371,390
Series X, 3.15%, 4/27/2027	400,000	390,460
Series MTN, 3.90%, 4/26/2028	130,000	127,950
Series MTN, SOFR + 1.66%, 4.55%, 7/22/2028 (d)	572,000	571,903
SOFR + 1.23%, 4.65%, 2/1/2029 (b) (d)	399,000	399,156
SOFR + 1.60%, 4.84%, 2/1/2034 (d)	704,000	683,246
Series MTN, SOFR + 2.11%, 4.97%, 7/22/2033 (d)	254,000	244,041
SOFR + 1.06%, 5.05%, 2/12/2031 (d)	290,000	292,787
SOFR + 1.25%, 5.10%, 7/23/2030 (b) (d)	935,000	945,042
SOFR + 1.41%, 5.42%, 2/12/2036 (d)	190,000	191,294
SOFR + 1.86%, 5.68%, 1/23/2035 (d)	450,000	459,927
SOFR + 2.02%, 5.78%, 6/12/2029 (d)	1,000,000	1,031,200
SOFR + 2.26%, 5.84%, 6/12/2034 (d)	556,000	574,103
SOFR + 1.88%, 6.79%, 10/26/2027 (d)	205,000	211,679
U.S. Bank NA SOFR + 0.69%, 4.51%, 10/22/2027 (d)	600,000	599,406
UBS AG:
1.25%, 8/7/2026	600,000	575,262
5.00%, 7/9/2027	650,000	657,091
5.65%, 9/11/2028	770,000	795,672
7.50%, 2/15/2028	805,000	866,808
Security Description	Principal Amount	Value
UBS Group AG 4.55%, 4/17/2026	$512,000	$512,358
Wachovia Corp. 5.50%, 8/1/2035	1,055,000	1,058,228
Wells Fargo & Co.:
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (d)	1,101,000	1,050,442
Series MTN, 3 mo. USD Term SOFR + 1.26%, 2.57%, 2/11/2031 (d)	965,000	870,054
Series MTN, 3 mo. USD Term SOFR + 1.43%, 2.88%, 10/30/2030 (d)	600,000	552,966
3.00%, 4/22/2026	2,609,000	2,572,030
3.00%, 10/23/2026	1,498,000	1,464,744
SOFR + 2.53%, 3.07%, 4/30/2041 (d)	1,228,700	915,431
Series MTN, 3 mo. USD Term SOFR + 1.43%, 3.20%, 6/17/2027 (d)	433,000	425,929
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (d)	1,216,000	1,090,387
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (d)	1,315,000	1,287,161
3.90%, 5/1/2045	635,000	500,691
Series MTN, 4.10%, 6/3/2026	533,400	529,954
Series MTN, 4.15%, 1/24/2029	807,000	795,177
Series GMTN, 4.30%, 7/22/2027	704,000	700,473
Series MTN, 4.40%, 6/14/2046	543,000	437,968
Series MTN, 3 mo. USD Term SOFR + 4.03%, 4.48%, 4/4/2031 (d)	464,500	456,274
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (d)	574,000	487,200
Series MTN, 4.65%, 11/4/2044	351,000	297,627
Series GMTN, 4.90%, 11/17/2045	589,000	510,528
Series W, SOFR + 0.78%, 4.90%, 1/24/2028 (d)	520,000	522,985
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (d)	1,889,000	1,699,571
SOFR + 1.50%, 5.20%, 1/23/2030 (d)	510,000	518,527
SOFR + 1.38%, 5.21%, 12/3/2035 (b) (d)	785,000	779,136
SOFR + 1.11%, 5.24%, 1/24/2031 (d)	435,000	442,191
5.38%, 11/2/2043	1,354,000	1,266,802
SOFR + 2.02%, 5.39%, 4/24/2034 (d)	1,586,000	1,596,483

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.78%, 5.50%, 1/23/2035 (d)	$1,045,000	$1,058,616
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (d)	1,150,000	1,169,136
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (d)	790,000	811,211
5.61%, 1/15/2044	1,476,300	1,411,992
SOFR + 1.79%, 6.30%, 10/23/2029 (d)	925,000	972,360
SOFR + 2.06%, 6.49%, 10/23/2034 (d)	1,045,000	1,127,565
Series B, 7.95%, 11/15/2029	595,000	671,237
Wells Fargo Bank NA:
5.25%, 12/11/2026 (b)	238,000	241,325
5.45%, 8/7/2026	941,000	953,976
5.85%, 2/1/2037	504,000	522,230
5.95%, 8/26/2036	350,000	364,809
6.60%, 1/15/2038	318,000	349,488
Western Alliance Bancorp 3 mo. USD Term SOFR + 2.25%, 3.00%, 6/15/2031 (b) (d)	250,000	235,100
Westpac Banking Corp.:
1.15%, 6/3/2026	981,000	946,371
2.15%, 6/3/2031	310,000	270,063
5 yr. CMT + 1.75%, 2.67%, 11/15/2035 (b) (d)	1,050,000	911,326
2.85%, 5/13/2026	773,000	761,289
5 yr. CMT + 1.53%, 3.02%, 11/18/2036 (d)	474,000	409,370
3.40%, 1/25/2028 (b)	712,000	695,759
5 yr. CMT + 2.00%, 4.11%, 7/24/2034 (d)	342,000	326,596
Series GMTN, 5 yr. USD ICE Swap + 2.24%, 4.32%, 11/23/2031 (d)	451,000	447,176
4.42%, 7/24/2039	250,000	225,378
Series GMTN, 4.60%, 10/20/2026	425,000	427,248
5.05%, 4/16/2029	200,000	204,654
1 yr. CMT + 2.68%, 5.41%, 8/10/2033 (b) (d)	169,000	168,030
5.46%, 11/18/2027	300,000	308,583
Series GMTN, 1 yr. CMT + 1.20%, 5.62%, 11/20/2035 (d)	450,000	446,769
6.82%, 11/17/2033	570,000	621,220
Zions Bancorp NA:
3.25%, 10/29/2029	227,000	204,579
SOFR + 2.83%, 6.82%, 11/19/2035 (d)	300,000	305,790
		449,949,997
Security Description	Principal Amount	Value
BEVERAGES — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	$2,154,000	$2,077,231
4.90%, 2/1/2046	3,797,000	3,501,214
Anheuser-Busch InBev Finance, Inc.:
4.70%, 2/1/2036	338,000	326,805
4.90%, 2/1/2046	365,000	334,384
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	585,000	557,522
4.00%, 4/13/2028 (b)	223,000	221,620
4.38%, 4/15/2038	474,000	436,364
4.44%, 10/6/2048	638,000	545,050
4.60%, 4/15/2048	500	446
4.75%, 1/23/2029	1,208,000	1,220,152
4.90%, 1/23/2031 (b)	473,000	481,017
4.95%, 1/15/2042	425,000	400,159
5.45%, 1/23/2039	312,000	316,664
5.55%, 1/23/2049	1,210,000	1,210,242
5.80%, 1/23/2059	330,000	339,831
8.00%, 11/15/2039	200,000	253,736
8.20%, 1/15/2039	280,000	356,759
Brown-Forman Corp. 4.75%, 4/15/2033 (b)	250,000	246,695
Coca-Cola Co.:
1.00%, 3/15/2028 (b)	632,511	578,659
1.38%, 3/15/2031	342,000	288,203
1.45%, 6/1/2027 (b)	606,000	573,209
1.65%, 6/1/2030	776,000	677,013
2.00%, 3/5/2031	387,000	338,339
2.13%, 9/6/2029 (b)	317,000	290,182
2.25%, 1/5/2032 (b)	300,000	261,774
2.50%, 6/1/2040	478,000	343,300
2.50%, 3/15/2051 (b)	560,000	334,723
2.60%, 6/1/2050	506,000	311,726
2.88%, 5/5/2041	443,000	327,984
3.38%, 3/25/2027	836,000	824,672
3.45%, 3/25/2030	734,000	704,809
4.20%, 3/25/2050	200,000	168,212
4.65%, 8/14/2034 (b)	195,000	193,690
5.20%, 1/14/2055	175,000	168,563
5.40%, 5/13/2064	145,000	141,755
Coca-Cola Consolidated, Inc.:
5.25%, 6/1/2029	300,000	306,567
5.45%, 6/1/2034 (b)	249,000	254,787
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032 (b)	200,000	162,856
2.75%, 1/22/2030	300,000	275,538
5.25%, 11/26/2043	200,000	194,148
Constellation Brands, Inc.:
2.25%, 8/1/2031	160,000	135,664
2.88%, 5/1/2030 (b)	188,000	170,601
3.15%, 8/1/2029	200,200	186,789

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.60%, 2/15/2028	$445,000	$432,487
3.70%, 12/6/2026 (b)	200,000	197,130
3.75%, 5/1/2050 (b)	373,000	268,497
4.10%, 2/15/2048	100,000	77,519
4.35%, 5/9/2027	128,000	127,459
4.50%, 5/9/2047	151,000	123,917
4.65%, 11/15/2028 (b)	126,000	125,781
4.75%, 5/9/2032 (b)	250,000	243,932
5.25%, 11/15/2048	469,000	427,634
Diageo Capital PLC:
2.00%, 4/29/2030	379,400	334,946
2.13%, 4/29/2032	200,000	167,066
3.88%, 5/18/2028	235,000	231,595
5.30%, 10/24/2027	390,000	398,436
5.50%, 1/24/2033 (b)	300,000	308,853
5.63%, 10/5/2033 (b)	250,000	259,470
Diageo Investment Corp. 7.45%, 4/15/2035	101,000	120,035
Fomento Economico Mexicano SAB de CV:
3.50%, 1/16/2050	221,000	163,635
4.38%, 5/10/2043	1,000	866
Keurig Dr. Pepper, Inc.:
2.55%, 9/15/2026	122,000	118,826
3.20%, 5/1/2030 (b)	378,000	351,219
3.35%, 3/15/2051	325,000	219,294
3.43%, 6/15/2027	200,000	195,502
4.05%, 4/15/2032	495,000	470,176
4.42%, 12/15/2046	362,000	301,068
4.50%, 11/15/2045	288,000	243,619
4.60%, 5/25/2028	200,000	200,196
5.05%, 3/15/2029	435,000	440,781
5.09%, 5/25/2048	207,000	186,275
5.30%, 3/15/2034 (b)	500,000	509,390
Molson Coors Beverage Co.:
3.00%, 7/15/2026	675,000	662,492
4.20%, 7/15/2046	450,000	361,759
5.00%, 5/1/2042 (b)	272,000	249,894
Pepsico Singapore Financing I Pte. Ltd.:
4.55%, 2/16/2029	490,000	493,107
4.65%, 2/16/2027	500,000	504,510
PepsiCo, Inc.:
1.40%, 2/25/2031 (b)	122,500	102,885
1.95%, 10/21/2031	479,000	408,664
2.38%, 10/6/2026	515,000	501,672
2.63%, 7/29/2029 (b)	300,000	280,134
2.63%, 10/21/2041	748,000	527,303
2.75%, 3/19/2030	500,000	462,195
2.75%, 10/21/2051	321,000	201,745
2.88%, 10/15/2049	400,000	263,128
3.00%, 10/15/2027	589,000	572,573
3.45%, 10/6/2046	300,000	224,970
3.60%, 2/18/2028	245,000	241,489
3.63%, 3/19/2050	265,000	199,354
Security Description	Principal Amount	Value
3.90%, 7/18/2032 (b)	$360,000	$343,109
4.00%, 5/2/2047	300,000	245,904
4.40%, 2/7/2027	250,000	251,407
4.45%, 2/7/2028 (b)	500,000	503,170
4.45%, 4/14/2046	124,000	109,031
4.60%, 2/7/2030 (b)	355,000	358,060
4.65%, 2/15/2053	368,000	325,290
4.80%, 7/17/2034	235,000	234,692
4.88%, 11/1/2040	175,000	168,735
5.00%, 2/7/2035	500,000	504,520
5.25%, 7/17/2054 (b)	200,000	195,198
		37,782,248
BIOTECHNOLOGY — 0.3%
Amgen, Inc.:
1.65%, 8/15/2028	870,000	794,554
2.00%, 1/15/2032 (b)	150,000	125,381
2.20%, 2/21/2027	740,000	710,800
2.45%, 2/21/2030	475,000	428,911
2.60%, 8/19/2026	347,000	338,693
2.77%, 9/1/2053	300,000	177,783
2.80%, 8/15/2041	240,000	171,804
3.15%, 2/21/2040	293,000	223,831
3.20%, 11/2/2027	697,000	676,773
3.35%, 2/22/2032	650,000	592,936
3.38%, 2/21/2050	536,000	375,763
4.05%, 8/18/2029	350,000	342,199
4.20%, 3/1/2033	255,000	241,717
4.20%, 2/22/2052	200,000	157,160
4.40%, 5/1/2045	670,000	566,317
4.40%, 2/22/2062	422,000	332,198
4.56%, 6/15/2048	524,000	441,035
4.66%, 6/15/2051	657,000	561,203
4.95%, 10/1/2041	68,000	62,651
5.15%, 3/2/2028	1,091,000	1,110,551
5.15%, 11/15/2041	422,000	398,482
5.25%, 3/2/2033	1,100,000	1,115,785
5.60%, 3/2/2043	2,214,000	2,194,384
5.65%, 3/2/2053	1,137,000	1,114,988
5.75%, 3/2/2063	440,000	428,683
6.40%, 2/1/2039	200,000	215,694
Baxalta, Inc. 5.25%, 6/23/2045	100,000	94,341
Biogen, Inc.:
2.25%, 5/1/2030	661,000	583,154
3.25%, 2/15/2051 (b)	200,000	127,820
5.20%, 9/15/2045	303,000	273,567
Bio-Rad Laboratories, Inc. 3.30%, 3/15/2027	200,000	195,076
Gilead Sciences, Inc.:
1.20%, 10/1/2027 (b)	566,000	524,427
1.65%, 10/1/2030	403,000	344,650
2.60%, 10/1/2040	312,000	222,231
2.80%, 10/1/2050 (b)	316,000	197,633
2.95%, 3/1/2027 (b)	275,000	267,894
4.00%, 9/1/2036	318,000	286,617

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.15%, 3/1/2047	$450,000	$368,631
4.60%, 9/1/2035	385,000	371,421
4.75%, 3/1/2046	712,000	639,404
4.80%, 11/15/2029	160,000	161,526
4.80%, 4/1/2044	707,000	643,794
5.10%, 6/15/2035	415,000	416,531
5.25%, 10/15/2033	200,000	204,322
5.50%, 11/15/2054	350,000	346,073
5.55%, 10/15/2053	472,000	469,579
5.60%, 11/15/2064	250,000	247,088
Illumina, Inc.:
2.55%, 3/23/2031 (b)	176,000	151,767
4.65%, 9/9/2026	200,000	199,910
Regeneron Pharmaceuticals, Inc.:
1.75%, 9/15/2030	406,000	346,261
2.80%, 9/15/2050	200,000	118,188
Royalty Pharma PLC:
1.75%, 9/2/2027	283,000	264,135
2.15%, 9/2/2031	221,000	185,202
2.20%, 9/2/2030	163,000	141,011
3.35%, 9/2/2051	187,000	118,582
5.40%, 9/2/2034 (b)	500,000	493,690
5.90%, 9/2/2054	415,000	396,806
		23,301,607
CHEMICALS — 0.3%
Air Products & Chemicals, Inc.:
1.85%, 5/15/2027	200,000	190,488
2.70%, 5/15/2040	552,000	401,652
2.80%, 5/15/2050	210,000	133,900
4.60%, 2/8/2029	500,000	503,830
4.85%, 2/8/2034 (b)	500,000	497,320
Albemarle Corp.:
5.05%, 6/1/2032 (b)	200,000	191,304
5.45%, 12/1/2044	258,000	231,927
Cabot Corp. 5.00%, 6/30/2032	94,000	93,058
CF Industries, Inc.:
4.95%, 6/1/2043	400,000	348,680
5.15%, 3/15/2034	292,000	283,319
Dow Chemical Co.:
2.10%, 11/15/2030 (b)	303,000	261,725
3.60%, 11/15/2050	200,000	136,082
4.38%, 11/15/2042	588,000	483,183
4.63%, 10/1/2044	365,000	305,264
4.80%, 11/30/2028 (b)	204,000	205,210
5.15%, 2/15/2034 (b)	200,000	197,774
5.25%, 11/15/2041	769,000	710,325
5.35%, 3/15/2035 (b)	500,000	495,105
5.55%, 11/30/2048	350,000	326,896
5.95%, 3/15/2055	500,000	483,615
6.30%, 3/15/2033 (b)	240,000	257,124
7.38%, 11/1/2029	163,000	181,085
9.40%, 5/15/2039	152,000	203,982
Security Description	Principal Amount	Value
DuPont de Nemours, Inc.:
4.73%, 11/15/2028	$691,000	$693,957
5.32%, 11/15/2038	288,000	296,980
5.42%, 11/15/2048	346,000	348,142
Eastman Chemical Co.:
4.50%, 12/1/2028	200,000	198,824
4.65%, 10/15/2044	100,000	84,899
4.80%, 9/1/2042 (b)	660,000	578,701
5.00%, 8/1/2029 (b)	65,000	65,367
5.63%, 2/20/2034	300,000	303,171
Ecolab, Inc.:
2.70%, 11/1/2026	200,000	195,344
2.70%, 12/15/2051	171,000	104,368
4.80%, 3/24/2030	363,000	367,026
5.25%, 1/15/2028	556,000	571,585
EIDP, Inc.:
2.30%, 7/15/2030 (b)	288,000	257,256
4.80%, 5/15/2033 (b)	510,000	502,018
FMC Corp.:
4.50%, 10/1/2049	357,000	269,535
5.65%, 5/18/2033 (b)	200,000	197,918
6.38%, 5/18/2053	200,000	193,040
Huntsman International LLC:
4.50%, 5/1/2029	516,000	494,411
5.70%, 10/15/2034 (b)	105,000	99,339
International Flavors & Fragrances, Inc.:
4.38%, 6/1/2047	150,000	117,457
5.00%, 9/26/2048 (b)	300,000	255,633
Linde, Inc.:
1.10%, 8/10/2030	250	212
3.55%, 11/7/2042	207,000	164,435
Lubrizol Corp. 6.50%, 10/1/2034	335,000	376,429
LYB International Finance BV 4.88%, 3/15/2044	289,000	249,375
LYB International Finance III LLC:
1.25%, 10/1/2025	144,429	141,847
3.38%, 10/1/2040	342,000	252,341
3.63%, 4/1/2051	274,000	183,736
4.20%, 10/15/2049	248,000	185,420
4.20%, 5/1/2050	319,000	238,169
5.50%, 3/1/2034 (b)	290,000	288,063
5.63%, 5/15/2033	200,000	203,334
LyondellBasell Industries NV 4.63%, 2/26/2055 (b)	332,000	261,496
Mosaic Co.:
4.05%, 11/15/2027 (b)	256,000	252,631
5.38%, 11/15/2028	105,000	107,358
5.45%, 11/15/2033 (b)	228,000	228,983
5.63%, 11/15/2043	100,000	96,352
NewMarket Corp. 2.70%, 3/18/2031	315,000	276,057
Nutrien Ltd.:
2.95%, 5/13/2030	225,000	206,032

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 5/13/2050	$250,000	$187,122
4.00%, 12/15/2026	628,000	622,530
4.13%, 3/15/2035	260,000	233,808
4.50%, 3/12/2027	145,000	145,141
4.90%, 3/27/2028 (b)	125,000	126,116
4.90%, 6/1/2043	140,000	125,562
5.20%, 6/21/2027	150,000	151,758
5.25%, 3/12/2032	155,000	155,163
5.40%, 6/21/2034 (b)	350,000	350,234
5.88%, 12/1/2036	125,000	128,280
PPG Industries, Inc. 3.75%, 3/15/2028	278,000	272,562
RPM International, Inc.:
2.95%, 1/15/2032	300,000	262,176
3.75%, 3/15/2027	200,000	196,706
4.55%, 3/1/2029	200,000	198,658
Sherwin-Williams Co.:
2.20%, 3/15/2032 (b)	247,000	207,463
2.30%, 5/15/2030	165,000	146,424
2.95%, 8/15/2029	464,000	431,692
3.45%, 6/1/2027	739,000	723,156
4.50%, 6/1/2047	305,000	258,222
4.55%, 3/1/2028	250,000	250,320
4.80%, 9/1/2031	105,000	104,612
Westlake Corp.:
3.38%, 6/15/2030 (b)	305,000	284,117
3.60%, 8/15/2026	202,000	199,166
4.38%, 11/15/2047 (b)	200,000	158,172
		22,949,249
COMMERCIAL SERVICES — 0.3%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030 (b)	317,000	269,285
1.70%, 5/15/2028	200,000	185,424
4.45%, 9/9/2034	200,000	193,516
Block Financial LLC 3.88%, 8/15/2030 (b)	287,000	269,163
Brown University Series A, 2.92%, 9/1/2050	200,000	133,666
California Endowment Series 2021, 2.50%, 4/1/2051	150,000	90,060
California Institute of Technology:
3.65%, 9/1/2119	150,000	96,137
4.32%, 8/1/2045	289,000	251,462
Case Western Reserve University Series 22-C, 5.41%, 6/1/2122 (b)	200,000	191,040
Cintas Corp. No. 2 3.70%, 4/1/2027	355,000	350,474
Claremont Mckenna College 3.78%, 1/1/2122	125,000	83,705
Cornell University 4.84%, 6/15/2034	200,000	198,748
Security Description	Principal Amount	Value
Duke University Series 2020, 2.83%, 10/1/2055	$238,000	$148,065
Equifax, Inc.:
2.35%, 9/15/2031	283,000	242,539
3.10%, 5/15/2030	150,000	138,212
4.80%, 9/15/2029	250,000	250,245
5.10%, 12/15/2027	276,000	279,624
Ford Foundation Series 2020, 2.82%, 6/1/2070 (b)	200,000	112,474
George Washington University:
Series 2014, 4.30%, 9/15/2044	200,000	171,974
Series 2015, 4.87%, 9/15/2045	262,000	241,569
Georgetown University Series A, 5.22%, 10/1/2118	200,000	181,488
Global Payments, Inc.:
2.15%, 1/15/2027	300,000	287,457
2.90%, 5/15/2030	312,000	282,844
2.90%, 11/15/2031 (b)	326,000	285,374
4.15%, 8/15/2049	200,000	150,470
4.80%, 4/1/2026	160,000	159,995
4.95%, 8/15/2027	222,000	223,805
5.30%, 8/15/2029	253,000	256,689
5.95%, 8/15/2052 (b)	344,000	332,400
GXO Logistics, Inc.:
1.65%, 7/15/2026	485,000	465,862
2.65%, 7/15/2031	447,000	383,137
6.50%, 5/6/2034	222,000	227,173
Johns Hopkins University Series A, 4.71%, 7/1/2032	147,000	147,667
Leland Stanford Junior University:
2.41%, 6/1/2050	347,000	206,979
3.65%, 5/1/2048	285,000	221,875
4.68%, 3/1/2035 (b)	500,000	493,505
Massachusetts Institute of Technology:
3.07%, 4/1/2052	200,000	136,998
3.89%, 7/1/2116 (b)	200,000	141,630
5.60%, 7/1/2111	372,000	375,114
Moody's Corp.:
2.00%, 8/19/2031 (b)	179,000	152,134
2.75%, 8/19/2041	250,000	174,213
3.25%, 5/20/2050	297,000	202,504
4.25%, 2/1/2029	262,000	260,069
4.25%, 8/8/2032 (b)	441,000	425,208
5.00%, 8/5/2034	35,000	34,790
5.25%, 7/15/2044	234,000	223,461
Northwestern University 4.94%, 12/1/2035 (b)	50,000	49,853
PayPal Holdings, Inc.:
2.30%, 6/1/2030	305,000	272,667
2.65%, 10/1/2026 (b)	538,000	525,637

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.85%, 10/1/2029 (b)	$489,000	$455,865
3.25%, 6/1/2050 (b)	244,000	163,834
3.90%, 6/1/2027 (b)	100,000	99,196
4.40%, 6/1/2032 (b)	364,000	354,154
4.45%, 3/6/2028	125,000	125,415
5.05%, 6/1/2052 (b)	363,000	329,731
5.10%, 4/1/2035	175,000	173,983
5.15%, 6/1/2034	350,000	350,990
5.25%, 6/1/2062	200,000	181,636
President & Fellows of Harvard College:
2.52%, 10/15/2050 (b)	150,000	92,097
3.30%, 7/15/2056	200,500	139,718
3.75%, 11/15/2052	200,000	154,882
4.61%, 2/15/2035 (b)	305,000	301,087
Quanta Services, Inc.:
2.90%, 10/1/2030	250,000	225,145
3.05%, 10/1/2041	294,000	205,532
4.75%, 8/9/2027	85,000	85,128
5.25%, 8/9/2034	275,000	271,331
RELX Capital, Inc.:
3.00%, 5/22/2030	348,000	322,488
4.00%, 3/18/2029	300,000	293,871
4.75%, 3/27/2030	110,000	110,729
5.25%, 3/27/2035	110,000	110,879
Rockefeller Foundation Series 2020, 2.49%, 10/1/2050	550,000	332,040
S&P Global, Inc.:
1.25%, 8/15/2030 (b)	214,000	181,215
2.45%, 3/1/2027 (b)	419,000	405,785
2.90%, 3/1/2032	405,000	361,094
2.95%, 1/22/2027	200,000	195,258
3.25%, 12/1/2049	109,000	76,102
3.70%, 3/1/2052	302,000	227,941
4.25%, 5/1/2029 (b)	306,000	303,677
4.75%, 8/1/2028	455,000	460,255
5.25%, 9/15/2033	251,000	256,868
Thomas Jefferson University 3.85%, 11/1/2057	141,000	100,912
TR Finance LLC 5.50%, 8/15/2035	325,000	330,122
Trustees of Columbia University in the City of New York Series 2024, 4.36%, 10/1/2035	200,000	190,768
Trustees of Princeton University:
Series 2020, 2.52%, 7/1/2050	200,000	125,656
4.20%, 3/1/2052 (b)	200,000	169,668
Trustees of the University of Pennsylvania 3.61%, 2/15/2119 (b)	350,000	229,173
Security Description	Principal Amount	Value
University of Chicago Series C, 2.55%, 4/1/2050	$200,000	$130,050
University of Miami Series 2022, 4.06%, 4/1/2052	250,000	197,675
University of Southern California:
2.81%, 10/1/2050	428,000	276,723
Series 21A, 2.95%, 10/1/2051	200,000	131,356
4.98%, 10/1/2053 (b)	201,000	187,929
5.25%, 10/1/2111 (b)	200,000	187,266
Verisk Analytics, Inc.:
4.13%, 3/15/2029 (b)	385,000	377,646
5.25%, 3/15/2035	280,000	279,754
Washington University 4.35%, 4/15/2122 (b)	250,000	194,898
William Marsh Rice University 3.57%, 5/15/2045	200,000	161,338
Yale University Series 2020, 1.48%, 4/15/2030	315,000	274,658
		22,071,898
COMPUTERS — 0.4%
Amdocs Ltd. 2.54%, 6/15/2030	200,000	177,794
Apple, Inc.:
1.20%, 2/8/2028	578,000	533,014
1.40%, 8/5/2028	630,000	576,053
1.65%, 5/11/2030	469,000	411,665
1.65%, 2/8/2031 (b)	685,000	591,998
1.70%, 8/5/2031 (b)	307,000	262,405
2.05%, 9/11/2026 (b)	603,200	585,918
2.20%, 9/11/2029	797,000	732,323
2.38%, 2/8/2041	244,000	170,668
2.40%, 8/20/2050	399,000	237,760
2.45%, 8/4/2026	893,000	873,050
2.55%, 8/20/2060 (b)	159,000	93,758
2.65%, 5/11/2050	311,000	195,849
2.65%, 2/8/2051	912,000	570,784
2.70%, 8/5/2051	200,000	125,830
2.80%, 2/8/2061	200,000	120,230
2.90%, 9/12/2027	358,000	348,058
2.95%, 9/11/2049	549,000	370,597
3.00%, 6/20/2027	555,000	542,402
3.00%, 11/13/2027	444,000	432,230
3.20%, 5/11/2027	644,000	632,801
3.35%, 2/9/2027	1,145,000	1,130,149
3.35%, 8/8/2032 (b)	200,000	187,154
3.45%, 2/9/2045	880,000	682,352
3.75%, 9/12/2047	560,000	444,797
3.75%, 11/13/2047	402,000	318,657
3.85%, 5/4/2043	1,205,000	1,009,669
3.85%, 8/4/2046	727,000	591,952
3.95%, 8/8/2052 (b)	499,000	401,366

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.10%, 8/8/2062	$395,000	$316,723
4.25%, 2/9/2047	282,000	244,330
4.38%, 5/13/2045	722,000	640,869
4.45%, 5/6/2044	272,000	251,026
4.50%, 2/23/2036 (b)	547,000	543,384
4.65%, 2/23/2046	812,000	748,453
Dell International LLC/EMC Corp.:
4.90%, 10/1/2026	513,000	514,919
5.25%, 2/1/2028	315,000	320,787
5.30%, 10/1/2029	547,500	557,251
5.75%, 2/1/2033 (b)	710,000	737,946
6.02%, 6/15/2026	784,000	794,098
8.10%, 7/15/2036	118,000	140,747
Fortinet, Inc. 2.20%, 3/15/2031	150,000	130,275
Hewlett Packard Enterprise Co.:
1.75%, 4/1/2026 (b)	215,000	209,126
6.20%, 10/15/2035 (b)	300,000	317,067
HP, Inc.:
1.45%, 6/17/2026	240,000	231,130
3.00%, 6/17/2027	364,000	351,730
4.00%, 4/15/2029	200,000	193,974
4.20%, 4/15/2032	200,000	188,748
4.75%, 1/15/2028	130,000	130,781
5.50%, 1/15/2033 (b)	555,000	563,048
6.00%, 9/15/2041 (b)	516,000	520,066
International Business Machines Corp.:
1.95%, 5/15/2030	405,000	355,712
2.95%, 5/15/2050	645,000	411,471
3.30%, 5/15/2026	997,000	986,123
3.30%, 1/27/2027	500,000	490,995
3.43%, 2/9/2052 (b)	200,000	137,920
3.50%, 5/15/2029	933,000	895,456
4.00%, 6/20/2042	183,000	150,829
4.15%, 5/15/2039	649,000	569,147
4.25%, 5/15/2049	1,254,000	1,020,317
4.50%, 2/6/2028 (b)	270,000	271,377
4.90%, 7/27/2052	257,000	228,244
5.10%, 2/6/2053	200,000	183,160
5.60%, 11/30/2039 (b)	300,000	305,790
Kyndryl Holdings, Inc.:
2.70%, 10/15/2028	200,000	185,642
3.15%, 10/15/2031 (b)	450,000	395,132
Leidos, Inc.:
2.30%, 2/15/2031 (b)	540,000	464,297
4.38%, 5/15/2030	338,000	328,046
5.75%, 3/15/2033	150,000	153,975
NetApp, Inc. 2.70%, 6/22/2030	358,000	320,306
Western Digital Corp. 2.85%, 2/1/2029	200,000	180,918
		30,032,618
Security Description	Principal Amount	Value
CONSTRUCTION MATERIALS — 0.1%
Carrier Global Corp.:
2.49%, 2/15/2027	$310,800	$300,183
2.72%, 2/15/2030	875,000	799,916
3.38%, 4/5/2040	300,000	235,740
3.58%, 4/5/2050	622,000	451,342
5.90%, 3/15/2034	200,000	210,336
6.20%, 3/15/2054	230,000	245,527
CRH America Finance, Inc.:
5.40%, 5/21/2034 (b)	500,000	504,120
5.50%, 1/9/2035	500,000	506,200
5.88%, 1/9/2055	200,000	202,288
CRH SMW Finance DAC 5.13%, 1/9/2030	335,000	338,940
Eagle Materials, Inc. 2.50%, 7/1/2031 (b)	130,000	113,482
Fortune Brands Innovations, Inc.:
3.25%, 9/15/2029	251,000	234,986
5.88%, 6/1/2033	200,000	207,420
Johnson Controls International PLC:
4.50%, 2/15/2047	200,000	168,878
6.00%, 1/15/2036	250,000	263,100
Johnson Controls International PLC/Tyco Fire & Security Finance SCA:
4.90%, 12/1/2032	350,000	346,332
5.50%, 4/19/2029 (b)	250,000	257,482
Lennox International, Inc. 5.50%, 9/15/2028	200,000	205,154
Martin Marietta Materials, Inc.:
Series CB, 2.50%, 3/15/2030	267,000	240,522
3.20%, 7/15/2051	295,000	193,001
4.25%, 12/15/2047	200,000	162,514
5.15%, 12/1/2034	355,000	352,714
5.50%, 12/1/2054 (b)	330,000	313,210
Masco Corp.:
1.50%, 2/15/2028	138,000	126,609
4.50%, 5/15/2047 (b)	250,000	204,298
Mohawk Industries, Inc. 5.85%, 9/18/2028	375,000	388,552
Owens Corning:
3.95%, 8/15/2029	198,000	191,630
4.30%, 7/15/2047	326,000	262,322
4.40%, 1/30/2048	159,000	129,299
5.50%, 6/15/2027	250,000	254,790
5.70%, 6/15/2034 (b)	290,000	297,856
7.00%, 12/1/2036	220,000	248,004
Trane Technologies Financing Ltd. 5.10%, 6/13/2034	250,000	250,825
Trane Technologies Global Holding Co. Ltd.:
3.75%, 8/21/2028	373,000	364,951

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.30%, 2/21/2048	$290,000	$240,019
5.75%, 6/15/2043	200,000	203,138
Vulcan Materials Co.:
3.50%, 6/1/2030	702,000	660,996
3.90%, 4/1/2027	145,000	143,280
4.95%, 12/1/2029	220,000	221,747
5.35%, 12/1/2034	250,000	251,750
5.70%, 12/1/2054 (b)	250,000	244,358
		11,537,811
COSMETICS/PERSONAL CARE — 0.0% (a)
Kenvue, Inc.:
4.90%, 3/22/2033	750,000	751,035
5.05%, 3/22/2053	337,000	315,688
5.10%, 3/22/2043	499,000	479,674
Unilever Capital Corp.:
4.88%, 9/8/2028	400,000	408,428
5.00%, 12/8/2033	450,000	456,583
		2,411,408
DISTRIBUTION & WHOLESALE — 0.0% (a)
LKQ Corp.:
5.75%, 6/15/2028 (b)	400,000	409,104
6.25%, 6/15/2033 (b)	140,000	145,351
WW Grainger, Inc.:
3.75%, 5/15/2046	150,000	118,196
4.20%, 5/15/2047	590,000	488,738
4.45%, 9/15/2034	145,000	139,098
4.60%, 6/15/2045	125,000	111,573
		1,412,060
DIVERSIFIED FINANCIAL SERVICES — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
2.45%, 10/29/2026	1,120,000	1,082,424
3.00%, 10/29/2028	1,445,000	1,357,202
3.30%, 1/30/2032	907,000	802,913
3.40%, 10/29/2033	407,000	351,331
3.65%, 7/21/2027	312,000	304,606
3.85%, 10/29/2041 (b)	405,000	319,282
3.88%, 1/23/2028	292,000	285,182
4.45%, 4/3/2026	533,000	532,025
4.63%, 9/10/2029	295,000	291,902
4.88%, 4/1/2028	445,000	446,460
4.95%, 9/10/2034 (b)	335,000	322,431
5.10%, 1/19/2029	224,000	225,814
5.38%, 12/15/2031	475,000	478,619
6.15%, 9/30/2030 (b)	566,000	596,994
Affiliated Managers Group, Inc. 5.50%, 8/20/2034	250,000	247,033
Air Lease Corp.:
1.88%, 8/15/2026	300,000	288,864
2.20%, 1/15/2027	193,000	184,973
Series MTN, 2.88%, 1/15/2032 (b)	242,000	210,317
Security Description	Principal Amount	Value
Series MTN, 3.00%, 2/1/2030	$229,000	$209,885
3.13%, 12/1/2030	217,000	196,383
4.63%, 10/1/2028 (b)	625,000	622,294
5.10%, 3/1/2029 (b)	200,000	202,236
Series MTN, 5.20%, 7/15/2031	125,000	125,564
5.30%, 2/1/2028 (b)	250,000	254,268
Series MTN, 5.30%, 6/25/2026	248,000	249,808
5.85%, 12/15/2027	290,000	298,648
Aircastle Ltd. 4.25%, 6/15/2026	108,000	107,091
Ally Financial, Inc.:
2.20%, 11/2/2028	481,000	435,853
4.75%, 6/9/2027 (b)	225,000	224,703
SOFR + 1.73%, 5.54%, 1/17/2031 (d)	110,000	109,298
SOFR + 2.29%, 6.18%, 7/26/2035 (b) (d)	450,000	447,079
SOFR + 3.26%, 6.99%, 6/13/2029 (d)	510,000	531,711
7.10%, 11/15/2027	200,000	210,538
8.00%, 11/1/2031	486,000	541,229
American Express Co.:
1.65%, 11/4/2026 (b)	350,000	335,237
2.55%, 3/4/2027	965,000	932,914
3.13%, 5/20/2026	364,000	359,024
3.30%, 5/3/2027	649,000	635,475
4.05%, 5/3/2029	870,000	858,960
4.05%, 12/3/2042	385,000	325,217
SOFR + 2.26%, 4.99%, 5/26/2033 (d)	650,000	640,464
SOFR + 0.93%, 5.04%, 7/26/2028 (d)	280,000	283,354
SOFR + 1.84%, 5.04%, 5/1/2034 (b) (d)	180,000	179,752
SOFR + 1.02%, 5.09%, 1/30/2031 (d)	140,000	141,785
SOFR + 1.00%, 5.10%, 2/16/2028 (d)	462,000	467,530
SOFR + 1.28%, 5.28%, 7/27/2029 (d)	289,000	294,644
SOFR + 1.42%, 5.28%, 7/26/2035 (d)	240,000	239,705
SOFR + 1.32%, 5.44%, 1/30/2036 (d)	125,000	126,186
SOFR + 1.09%, 5.53%, 4/25/2030 (b) (d)	486,000	501,032
SOFR + 1.93%, 5.63%, 7/28/2034 (b) (d)	60,000	60,988
5.85%, 11/5/2027	466,000	482,315
SOFR + 1.63%, 5.92%, 4/25/2035 (d)	200,000	204,934
SOFR + 1.94%, 6.49%, 10/30/2031 (d)	364,000	392,720

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
American Express Credit Corp. Series MTN, 3.30%, 5/3/2027	$200,000	$195,896
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	110,000	107,834
4.50%, 5/13/2032 (b)	200,000	195,216
5.15%, 5/15/2033	88,000	88,639
5.20%, 4/15/2035	375,000	373,815
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	130,000	120,593
Apollo Global Management, Inc.:
5.80%, 5/21/2054	165,000	162,939
5 yr. CMT + 2.17%, 6.00%, 12/15/2054 (d)	150,000	144,663
6.38%, 11/15/2033 (b)	250,000	270,440
Ares Management Corp. 5.60%, 10/11/2054	400,000	371,860
BGC Group, Inc.:
6.15%, 4/2/2030 (c) (g)	275,000	274,106
6.60%, 6/10/2029	204,000	209,282
BlackRock Funding, Inc.:
4.60%, 7/26/2027 (b)	215,000	216,705
4.90%, 1/8/2035 (b)	90,000	89,838
5.00%, 3/14/2034 (b)	428,000	431,664
5.25%, 3/14/2054	254,000	244,467
5.35%, 1/8/2055 (b)	275,000	267,545
Blackrock, Inc.:
1.90%, 1/28/2031	150,000	129,822
3.25%, 4/30/2029 (b)	239,000	229,646
4.75%, 5/25/2033	1,245,000	1,242,771
Blackstone Reg Finance Co. LLC 5.00%, 12/6/2034	288,000	283,478
Blue Owl Finance LLC 6.25%, 4/18/2034	315,000	322,856
Brookfield Finance LLC/Brookfield Finance, Inc. 3.45%, 4/15/2050	365,000	246,802
Brookfield Finance, Inc.:
2.72%, 4/15/2031	100,000	88,697
3.90%, 1/25/2028	351,000	344,808
4.35%, 4/15/2030	175,000	170,751
4.85%, 3/29/2029	682,000	683,991
5.68%, 1/15/2035	250,000	255,505
5.81%, 3/3/2055	240,000	233,748
5.97%, 3/4/2054 (b)	300,000	300,963
6.35%, 1/5/2034	490,000	521,188
Capital One Financial Corp.:
SOFR + 0.86%, 1.88%, 11/2/2027 (d)	252,000	241,104
SOFR + 1.34%, 2.36%, 7/29/2032 (d)	143,000	117,257
Security Description	Principal Amount	Value
SOFR + 1.79%, 3.27%, 3/1/2030 (d)	$279,000	$261,434
3.65%, 5/11/2027	1,266,600	1,239,938
3.75%, 7/28/2026	500,000	493,010
3.75%, 3/9/2027	737,200	725,412
3.80%, 1/31/2028	462,300	452,458
4.20%, 10/29/2025	416,760	414,893
SOFR + 2.06%, 4.93%, 5/10/2028 (d)	446,000	447,650
SOFR + 2.60%, 5.25%, 7/26/2030 (d)	200,000	201,306
SOFR + 2.37%, 5.27%, 5/10/2033 (d)	200,000	196,768
SOFR + 1.56%, 5.46%, 7/26/2030 (d)	200,000	202,394
SOFR + 2.08%, 5.47%, 2/1/2029 (d)	105,000	106,702
SOFR + 1.91%, 5.70%, 2/1/2030 (b) (d)	200,000	204,252
SOFR + 2.60%, 5.82%, 2/1/2034 (b) (d)	570,000	574,161
SOFR + 1.99%, 5.88%, 7/26/2035 (d)	200,000	201,688
SOFR + 2.04%, 6.18%, 1/30/2036 (d)	500,000	497,975
SOFR + 2.64%, 6.31%, 6/8/2029 (d)	245,000	254,584
SOFR + 2.86%, 6.38%, 6/8/2034 (d)	250,000	261,027
SOFR + 2.44%, 7.15%, 10/29/2027 (d)	258,000	267,456
SOFR + 3.07%, 7.62%, 10/30/2031 (d)	300,000	333,822
Cboe Global Markets, Inc. 1.63%, 12/15/2030	500,000	425,250
Charles Schwab Corp.:
1.95%, 12/1/2031	519,000	434,382
2.00%, 3/20/2028	339,000	316,534
2.30%, 5/13/2031 (b)	235,000	204,904
2.45%, 3/3/2027	335,000	323,205
2.75%, 10/1/2029	308,000	285,054
2.90%, 3/3/2032	334,000	293,045
3.20%, 3/2/2027	237,000	232,168
3.25%, 5/22/2029	229,000	217,754
3.30%, 4/1/2027	317,000	310,578
4.00%, 2/1/2029	311,000	305,884
4.63%, 3/22/2030	200,000	200,976
SOFR + 2.21%, 5.64%, 5/19/2029 (b) (d)	365,000	376,782
SOFR + 2.50%, 5.85%, 5/19/2034 (d)	319,000	332,928
SOFR + 2.01%, 6.14%, 8/24/2034 (d)	400,000	425,432
CI Financial Corp. 3.20%, 12/17/2030	512,000	447,043
CME Group, Inc.:
2.65%, 3/15/2032	303,000	266,501

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 6/15/2028	$333,000	$328,681
4.40%, 3/15/2030 (b)	500,000	498,990
Credit Suisse USA LLC 7.13%, 7/15/2032	397,000	447,534
Discover Financial Services:
4.10%, 2/9/2027 (b)	499,000	493,905
6.70%, 11/29/2032	260,000	279,243
SOFR + 3.37%, 7.96%, 11/2/2034 (d)	363,000	414,256
Enact Holdings, Inc. 6.25%, 5/28/2029	500,000	513,140
Franklin Resources, Inc. 1.60%, 10/30/2030 (b)	390,000	331,087
Intercontinental Exchange, Inc.:
1.85%, 9/15/2032	658,000	535,151
2.10%, 6/15/2030	598,000	529,140
3.00%, 6/15/2050	571,000	372,046
3.00%, 9/15/2060	402,000	243,708
3.10%, 9/15/2027	400,000	388,500
3.75%, 9/21/2028 (b)	307,000	299,939
4.00%, 9/15/2027	548,000	543,304
4.25%, 9/21/2048	377,000	310,633
4.60%, 3/15/2033	171,000	167,554
4.95%, 6/15/2052 (b)	491,000	444,718
5.20%, 6/15/2062	365,000	337,417
5.25%, 6/15/2031	250,000	256,620
Janus Henderson U.S. Holdings, Inc. 5.45%, 9/10/2034	260,000	251,503
Jefferies Financial Group, Inc.:
2.63%, 10/15/2031	495,000	418,344
2.75%, 10/15/2032 (b)	200,000	165,424
4.15%, 1/23/2030	409,000	392,010
4.85%, 1/15/2027	314,000	314,254
5.88%, 7/21/2028	339,000	348,021
6.20%, 4/14/2034	375,000	382,114
Lazard Group LLC:
4.50%, 9/19/2028	281,000	277,833
6.00%, 3/15/2031 (b)	225,000	233,591
Legg Mason, Inc. 5.63%, 1/15/2044	326,000	319,620
LPL Holdings, Inc.:
5.20%, 3/15/2030	500,000	501,725
5.65%, 3/15/2035	500,000	494,785
5.70%, 5/20/2027	210,000	213,499
6.00%, 5/20/2034	500,000	509,940
6.75%, 11/17/2028	200,000	211,534
Marex Group PLC 6.40%, 11/4/2029	200,000	203,412
Mastercard, Inc.:
1.90%, 3/15/2031 (b)	183,000	158,634
2.00%, 11/18/2031	275,000	234,644
2.95%, 11/21/2026	370,000	362,974
2.95%, 3/15/2051 (b)	200,000	132,256
3.30%, 3/26/2027	590,000	580,460
Security Description	Principal Amount	Value
3.35%, 3/26/2030	$499,000	$474,734
3.65%, 6/1/2049	151,000	116,208
3.85%, 3/26/2050	440,000	348,352
3.95%, 2/26/2048	110,000	89,653
4.10%, 1/15/2028	510,000	508,919
4.35%, 1/15/2032	200,000	196,488
4.55%, 1/15/2035 (b)	340,000	331,116
4.88%, 3/9/2028 (b)	560,000	570,186
Nasdaq, Inc.:
1.65%, 1/15/2031 (b)	200,000	169,182
2.50%, 12/21/2040 (b)	400,000	272,940
3.85%, 6/30/2026 (b)	278,000	275,829
3.95%, 3/7/2052	225,000	172,226
5.55%, 2/15/2034 (b)	614,000	629,608
5.95%, 8/15/2053 (b)	220,000	223,190
Nomura Holdings, Inc.:
1.65%, 7/14/2026	479,000	460,903
2.17%, 7/14/2028 (b)	474,000	436,748
2.33%, 1/22/2027 (b)	647,000	620,589
2.61%, 7/14/2031	230,000	198,798
2.68%, 7/16/2030	276,000	246,131
3.00%, 1/22/2032	312,000	272,145
3.10%, 1/16/2030 (b)	448,000	412,586
6.07%, 7/12/2028	570,000	591,597
ORIX Corp.:
4.65%, 9/10/2029 (b)	250,000	249,508
5.00%, 9/13/2027 (b)	186,000	188,018
5.40%, 2/25/2035 (b)	500,000	502,930
Private Export Funding Corp. 3.90%, 10/15/2027	750,000	743,857
Radian Group, Inc.:
4.88%, 3/15/2027	170,000	169,852
6.20%, 5/15/2029 (b)	220,000	226,992
Raymond James Financial, Inc.:
3.75%, 4/1/2051	616,000	447,210
4.95%, 7/15/2046	300,000	271,299
Stifel Financial Corp. 4.00%, 5/15/2030	239,000	228,522
Synchrony Financial:
2.88%, 10/28/2031	200,000	169,182
3.70%, 8/4/2026	198,000	194,529
3.95%, 12/1/2027	479,250	467,091
SOFR + 1.68%, 5.45%, 3/6/2031 (d)	375,000	372,307
SOFR + 2.13%, 5.94%, 8/2/2030 (b) (d)	270,000	273,742
Visa, Inc.:
0.75%, 8/15/2027	150,000	138,663
1.10%, 2/15/2031	245,000	204,457
1.90%, 4/15/2027	720,000	688,975
2.05%, 4/15/2030	501,000	448,891
2.70%, 4/15/2040	225,000	169,011
4.15%, 12/14/2035	570,000	538,998
4.30%, 12/14/2045	1,136,000	990,376

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Voya Financial, Inc.:
3.65%, 6/15/2026	$159,000	$157,146
5.00%, 9/20/2034 (b)	110,000	105,901
Western Union Co. 6.20%, 11/17/2036 (b)	325,000	330,457
		72,809,620
ELECTRIC — 2.1%
AEP Texas, Inc.:
3.45%, 5/15/2051	298,000	201,010
Series H, 3.45%, 1/15/2050	190,000	130,397
3.80%, 10/1/2047	250,000	180,468
4.70%, 5/15/2032	159,000	154,877
5.25%, 5/15/2052	211,000	189,799
5.45%, 5/15/2029	498,000	509,753
AEP Transmission Co. LLC:
3.10%, 12/1/2026	146,000	142,914
Series M, 3.65%, 4/1/2050	415,000	303,344
3.80%, 6/15/2049 (b)	274,000	206,010
4.00%, 12/1/2046	477,000	379,730
AES Corp.:
2.45%, 1/15/2031 (b)	418,000	357,302
5.45%, 6/1/2028 (b)	365,000	371,099
5.80%, 3/15/2032	500,000	504,660
Alabama Power Co.:
Series 20-A, 1.45%, 9/15/2030	200,000	169,626
3.00%, 3/15/2052	199,000	127,573
3.13%, 7/15/2051	135,000	88,950
3.45%, 10/1/2049	552,000	390,220
Series B, 3.70%, 12/1/2047	160,000	120,050
3.75%, 9/1/2027 (b)	307,000	303,190
3.75%, 3/1/2045	180,000	139,595
4.30%, 1/2/2046	737,000	614,746
5.10%, 4/2/2035	125,000	125,035
Algonquin Power & Utilities Corp. 5.37%, 6/15/2026 (h)	565,000	568,124
Ameren Corp.:
1.75%, 3/15/2028	225,000	207,232
1.95%, 3/15/2027	568,000	541,372
3.50%, 1/15/2031	234,000	217,325
5.38%, 3/15/2035	500,000	498,805
5.70%, 12/1/2026	110,000	111,907
Ameren Illinois Co.:
1.55%, 11/15/2030 (b)	200,000	170,134
5.55%, 7/1/2054	250,000	247,280
5.63%, 3/1/2055	145,000	144,401
5.90%, 12/1/2052	386,000	398,352
American Electric Power Co., Inc.:
2.30%, 3/1/2030	385,000	341,707
3.20%, 11/13/2027	200,000	193,784
5 yr. CMT + 2.68%, 3.88%, 2/15/2062 (d)	145,000	137,248
Security Description	Principal Amount	Value
Series J, 4.30%, 12/1/2028 (b)	$347,000	$343,308
5.20%, 1/15/2029 (b)	298,000	302,935
5.75%, 11/1/2027	403,000	414,699
5.95%, 11/1/2032	225,000	235,876
Appalachian Power Co.:
Series BB, 4.50%, 8/1/2032	575,000	550,821
Series Y, 4.50%, 3/1/2049	250,000	202,480
Arizona Public Service Co.:
2.20%, 12/15/2031	400,000	336,544
3.50%, 12/1/2049	200,000	137,462
4.20%, 8/15/2048 (b)	310,000	244,872
4.25%, 3/1/2049	275,000	217,181
5.05%, 9/1/2041	150,000	138,192
6.35%, 12/15/2032	300,000	319,173
Atlantic City Electric Co. 2.30%, 3/15/2031	297,000	257,906
Avangrid, Inc. 3.80%, 6/1/2029	169,000	162,671
Avista Corp.:
4.00%, 4/1/2052	200,000	149,278
4.35%, 6/1/2048	200,000	165,488
Baltimore Gas & Electric Co.:
3.50%, 8/15/2046	134,000	97,804
3.75%, 8/15/2047	590,000	445,049
5.30%, 6/1/2034	550,000	556,820
5.40%, 6/1/2053	357,000	339,439
5.65%, 6/1/2054 (b)	200,000	196,360
Berkshire Hathaway Energy Co.:
2.85%, 5/15/2051	367,000	225,070
3.25%, 4/15/2028	523,000	506,463
3.70%, 7/15/2030	486,000	466,361
3.80%, 7/15/2048	624,000	471,526
4.25%, 10/15/2050	470,000	374,026
4.60%, 5/1/2053	200,000	166,994
5.15%, 11/15/2043	247,000	234,870
Black Hills Corp.:
3.15%, 1/15/2027	200,000	194,556
3.88%, 10/15/2049	100,000	73,483
4.35%, 5/1/2033	226,000	211,240
6.00%, 1/15/2035	100,000	103,453
6.15%, 5/15/2034	200,000	209,304
CenterPoint Energy Houston Electric LLC:
Series AE, 2.35%, 4/1/2031	227,000	198,684
Series Z, 2.40%, 9/1/2026	225,000	219,060
Series AD, 2.90%, 7/1/2050	150,000	95,658
Series AA, 3.00%, 2/1/2027	200,000	195,280
Series AF, 3.35%, 4/1/2051	145,000	101,229
Series AI, 4.45%, 10/1/2032	270,000	261,492
Series AJ, 4.85%, 10/1/2052 (b)	200,000	178,604
4.95%, 4/1/2033	300,000	297,825
5.05%, 3/1/2035	250,000	248,045
5.15%, 3/1/2034	384,000	384,096

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.30%, 4/1/2053	$200,000	$190,416
CenterPoint Energy, Inc.:
2.65%, 6/1/2031	534,000	468,201
2.95%, 3/1/2030	406,000	371,380
Cleco Corporate Holdings LLC:
3.74%, 5/1/2026	44,000	43,482
4.97%, 5/1/2046	196,000	168,842
CMS Energy Corp.:
3.00%, 5/15/2026	145,000	142,354
5 yr. CMT + 4.12%, 4.75%, 6/1/2050 (d)	200,000	188,072
Commonwealth Edison Co.:
Series 131, 2.75%, 9/1/2051	215,000	130,187
Series 127, 3.20%, 11/15/2049	315,000	209,859
3.65%, 6/15/2046	497,000	372,820
3.70%, 8/15/2028	200,000	196,050
Series 123, 3.75%, 8/15/2047	690,000	521,440
Series 133, 3.85%, 3/15/2052	361,000	270,638
4.90%, 2/1/2033 (b)	300,000	297,768
5.30%, 2/1/2053	251,000	237,890
5.65%, 6/1/2054	200,000	198,044
Series 103, 5.90%, 3/15/2036	385,000	404,816
Connecticut Light & Power Co.:
4.00%, 4/1/2048	308,000	243,557
4.95%, 1/15/2030	500,000	506,950
5.25%, 1/15/2053	412,000	390,926
Consolidated Edison Co. of New York, Inc.:
3.20%, 12/1/2051	263,000	173,151
Series 20A, 3.35%, 4/1/2030	282,000	266,764
3.60%, 6/15/2061 (b)	215,000	146,415
3.70%, 11/15/2059	450,000	312,165
Series 2017, 3.88%, 6/15/2047	440,000	338,633
3.95%, 3/1/2043	490,000	395,856
Series 20B, 3.95%, 4/1/2050	575,000	444,998
Series D, 4.00%, 12/1/2028	143,000	141,120
Series A, 4.13%, 5/15/2049	200,000	157,778
Series 12-A, 4.20%, 3/15/2042	125,000	105,538
Series C, 4.30%, 12/1/2056	525,000	414,125
4.45%, 3/15/2044	284,000	244,476
4.50%, 12/1/2045	317,000	271,228
4.50%, 5/15/2058	379,000	307,373
4.63%, 12/1/2054	248,000	210,006
Series E, 4.65%, 12/1/2048	299,000	257,128
5.13%, 3/15/2035 (b)	200,000	200,152
5.50%, 3/15/2034	201,000	207,438
5.50%, 3/15/2055	100,000	96,993
Security Description	Principal Amount	Value
Series 09-C, 5.50%, 12/1/2039	$150,000	$150,018
Series 06-A, 5.85%, 3/15/2036	351,000	368,104
6.15%, 11/15/2052	180,000	189,439
Series 2007-A, 6.30%, 8/15/2037	241,000	261,410
Series 08-B, 6.75%, 4/1/2038	250,000	281,945
Constellation Energy Generation LLC:
5.60%, 3/1/2028 (b)	150,000	154,028
5.75%, 3/15/2054	300,000	288,843
5.80%, 3/1/2033 (b)	205,000	212,214
6.13%, 1/15/2034 (b)	330,000	347,863
6.25%, 10/1/2039	254,000	266,215
6.50%, 10/1/2053	647,000	679,020
Consumers Energy Co.:
3.10%, 8/15/2050	300,000	202,422
3.50%, 8/1/2051	260,000	188,770
4.05%, 5/15/2048 (b)	408,000	328,762
4.20%, 9/1/2052	200,000	162,482
4.60%, 5/30/2029	280,000	280,580
4.63%, 5/15/2033	457,000	445,927
4.65%, 3/1/2028	216,000	217,670
4.70%, 1/15/2030	215,000	215,858
4.90%, 2/15/2029	350,000	354,389
Dominion Energy South Carolina, Inc.:
Series 2025, 5.30%, 1/15/2035	215,000	217,677
6.05%, 1/15/2038	220,000	233,972
6.25%, 10/15/2053 (b)	247,000	265,115
6.63%, 2/1/2032	153,000	167,664
Dominion Energy, Inc.:
Series A, 1.45%, 4/15/2026	371,000	359,180
Series B, 3.30%, 4/15/2041	254,000	187,340
Series C, 3.38%, 4/1/2030	283,000	264,330
Series B, 3.60%, 3/15/2027 (b)	211,000	207,314
3.90%, 10/1/2025	214,300	213,550
4.25%, 6/1/2028	324,000	321,589
Series A, 4.60%, 3/15/2049	100,000	82,577
4.70%, 12/1/2044	288,000	247,490
Series B, 4.85%, 8/15/2052	100,000	85,461
Series C, 4.90%, 8/1/2041	200,000	180,416
5.00%, 6/15/2030	315,000	316,635
Series F, 5.25%, 8/1/2033	161,000	160,052
5.38%, 11/15/2032 (b)	292,000	294,958
5.45%, 3/15/2035	500,000	500,000
Series B, 5.95%, 6/15/2035	472,000	492,159
DTE Electric Co.:
Series A, 1.90%, 4/1/2028	276,000	257,497
2.25%, 3/1/2030	412,000	369,354
2.95%, 3/1/2050	113,000	73,948
Series A, 3.00%, 3/1/2032	365,000	325,671

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series B, 3.25%, 4/1/2051	$250,000	$172,565
3.70%, 3/15/2045	200,000	155,408
3.75%, 8/15/2047	235,000	181,117
3.95%, 3/1/2049	363,000	286,901
Series A, 4.05%, 5/15/2048	200,000	161,634
5.20%, 3/1/2034	375,000	377,951
5.40%, 4/1/2053 (b)	275,000	269,313
DTE Energy Co.:
2.85%, 10/1/2026	263,000	256,425
Series C, 3.40%, 6/15/2029	339,000	321,525
4.88%, 6/1/2028	110,000	110,660
4.95%, 7/1/2027	365,000	367,854
5.10%, 3/1/2029	155,000	156,939
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	290,000	266,058
2.45%, 2/1/2030	200,000	182,002
2.85%, 3/15/2032	169,000	148,696
3.20%, 8/15/2049	200,000	134,886
3.70%, 12/1/2047	255,000	191,036
3.75%, 6/1/2045	361,000	279,371
3.88%, 3/15/2046	512,000	400,205
4.00%, 9/30/2042	266,000	218,245
4.25%, 12/15/2041	244,000	208,574
4.85%, 3/15/2030	125,000	126,246
4.95%, 1/15/2033	810,000	809,846
5.25%, 3/15/2035	250,000	253,107
5.30%, 2/15/2040	325,000	322,228
5.40%, 1/15/2054 (b)	580,000	558,958
6.05%, 4/15/2038	200,000	213,286
6.10%, 6/1/2037	308,000	326,033
Duke Energy Corp.:
2.45%, 6/1/2030	736,000	655,886
2.55%, 6/15/2031	332,000	289,979
2.65%, 9/1/2026	522,000	508,412
3.15%, 8/15/2027	150,000	145,469
3.30%, 6/15/2041	100,000	73,962
3.50%, 6/15/2051	663,000	451,185
3.95%, 8/15/2047	266,000	199,207
4.30%, 3/15/2028	451,000	448,425
4.50%, 8/15/2032 (b)	649,000	626,155
4.80%, 12/15/2045	250,000	215,702
4.85%, 1/5/2029 (b)	353,000	355,157
5.00%, 12/8/2027	135,000	136,574
5.00%, 8/15/2052	360,000	313,996
5.45%, 6/15/2034 (b)	195,000	197,463
5.80%, 6/15/2054	125,000	122,178
6.10%, 9/15/2053	217,000	220,385
Duke Energy Florida LLC:
1.75%, 6/15/2030	279,500	242,030
2.40%, 12/15/2031 (b)	161,000	139,550
3.80%, 7/15/2028	164,000	160,925
3.85%, 11/15/2042	235,000	187,629
5.88%, 11/15/2033	205,000	216,230
6.20%, 11/15/2053	200,000	211,422
Security Description	Principal Amount	Value
Duke Energy Florida Project Finance LLC Series 2026, 2.54%, 9/1/2031	$303,132	$288,657
Duke Energy Indiana LLC:
2.75%, 4/1/2050	315,000	192,245
Series YYY, 3.25%, 10/1/2049	333,000	225,514
5.40%, 4/1/2053	828,000	786,708
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030	200,000	176,624
3.65%, 2/1/2029	365,000	354,455
4.30%, 2/1/2049	240,000	191,736
5.25%, 4/1/2033	275,000	278,910
5.65%, 4/1/2053	269,000	264,201
Duke Energy Progress LLC:
2.90%, 8/15/2051	350,000	220,447
3.60%, 9/15/2047	319,000	235,062
3.70%, 9/1/2028	198,000	193,585
3.70%, 10/15/2046	169,000	126,816
4.00%, 4/1/2052	200,000	153,704
4.10%, 5/15/2042	200,000	165,846
4.15%, 12/1/2044	255,000	208,636
4.20%, 8/15/2045	401,000	330,139
4.35%, 3/6/2027 (b)	125,000	125,450
5.05%, 3/15/2035 (b)	225,000	223,803
5.10%, 3/15/2034	168,000	169,065
5.35%, 3/15/2053	395,000	375,791
5.55%, 3/15/2055	180,000	176,188
Duke Energy Progress NC Storm Funding LLC Series A-2, 2.39%, 7/1/2039	150,000	124,421
Edison International:
5.25%, 11/15/2028	300,000	295,890
5.25%, 3/15/2032 (b)	180,000	171,589
5.75%, 6/15/2027 (b)	493,000	497,486
6.25%, 3/15/2030 (b)	100,000	101,366
Emera U.S. Finance LP:
2.64%, 6/15/2031	172,000	148,531
4.75%, 6/15/2046	538,000	443,452
Enel Chile SA 4.88%, 6/12/2028	181,000	180,310
Entergy Arkansas LLC:
2.65%, 6/15/2051	200,000	117,510
3.35%, 6/15/2052 (b)	200,000	134,864
3.50%, 4/1/2026	275,000	272,635
4.00%, 6/1/2028	200,000	197,138
4.20%, 4/1/2049	250,000	200,080
5.15%, 1/15/2033	178,000	179,949
Entergy Corp.:
2.40%, 6/15/2031	329,000	283,269
2.80%, 6/15/2030	520,000	470,548
2.95%, 9/1/2026	157,000	153,463
Entergy Louisiana LLC:
2.90%, 3/15/2051	250,000	154,525
3.05%, 6/1/2031	200,000	181,978

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.12%, 9/1/2027	$240,700	$233,465
4.00%, 3/15/2033	577,000	536,725
4.20%, 9/1/2048	625,000	499,619
4.20%, 4/1/2050	338,000	269,538
4.95%, 1/15/2045	200,000	178,756
5.15%, 9/15/2034 (b)	155,000	154,408
5.35%, 3/15/2034	250,000	252,880
5.70%, 3/15/2054	265,000	261,528
5.80%, 3/15/2055	355,000	353,371
Entergy Mississippi LLC:
3.50%, 6/1/2051	10,000	6,958
3.85%, 6/1/2049	290,000	216,801
5.80%, 4/15/2055	250,000	248,625
Entergy Texas, Inc.:
3.55%, 9/30/2049	125,000	88,406
5.25%, 4/15/2035	290,000	289,411
5.55%, 9/15/2054	125,000	119,950
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	297,000	200,223
3.45%, 4/15/2050	200,000	139,302
4.13%, 3/1/2042	250,000	209,758
4.25%, 12/1/2045	325,000	267,992
4.70%, 3/13/2028	65,000	65,223
5.25%, 3/15/2035 (b)	100,000	100,218
5.70%, 3/15/2053 (b)	138,000	137,201
Evergy Metro, Inc.:
5.30%, 10/1/2041	226,000	217,891
5.40%, 4/1/2034	200,000	202,852
Evergy, Inc. 2.90%, 9/15/2029	398,000	367,772
Eversource Energy:
Series R, 1.65%, 8/15/2030	384,000	325,763
2.90%, 3/1/2027 (b)	249,000	241,191
Series M, 3.30%, 1/15/2028	180,000	173,855
3.38%, 3/1/2032	460,000	412,339
3.45%, 1/15/2050	200,000	138,276
4.60%, 7/1/2027	333,000	333,206
5.13%, 5/15/2033	401,000	396,100
5.45%, 3/1/2028	365,000	373,070
Exelon Corp.:
2.75%, 3/15/2027	250,000	241,932
3.40%, 4/15/2026	354,000	349,656
4.05%, 4/15/2030	491,000	476,010
4.45%, 4/15/2046	375,000	310,492
4.70%, 4/15/2050	339,000	285,123
4.95%, 6/15/2035	550,000	529,496
5.10%, 6/15/2045	321,000	290,942
5.15%, 3/15/2029 (b)	250,000	254,407
5.45%, 3/15/2034	277,000	281,565
5.60%, 3/15/2053	354,000	340,849
5.63%, 6/15/2035	194,000	197,808
FirstEnergy Corp.:
Series C, 3.40%, 3/1/2050	740,000	502,416
Series B, 3.90%, 7/15/2027	450,000	442,521
Security Description	Principal Amount	Value
Florida Power & Light Co.:
2.45%, 2/3/2032	$450,000	$388,719
2.88%, 12/4/2051	250,000	158,240
3.15%, 10/1/2049	314,000	213,322
3.70%, 12/1/2047	559,000	424,689
3.95%, 3/1/2048	360,000	285,433
4.40%, 5/15/2028 (b)	789,000	790,160
4.63%, 5/15/2030	200,000	201,028
4.80%, 5/15/2033	520,000	516,173
5.05%, 4/1/2028 (b)	349,000	355,694
5.15%, 6/15/2029 (b)	250,000	256,740
5.30%, 6/15/2034	280,000	286,544
5.30%, 4/1/2053	884,000	850,877
5.60%, 6/15/2054	180,000	180,902
5.65%, 2/1/2037	367,000	379,489
5.95%, 2/1/2038	127,000	135,447
Georgia Power Co.:
3.25%, 4/1/2026	169,000	166,986
3.25%, 3/30/2027	270,000	264,265
Series B, 3.70%, 1/30/2050	153,000	113,388
4.30%, 3/15/2042	445,600	381,754
4.30%, 3/15/2043	425,000	360,285
4.55%, 3/15/2030	300,000	299,670
4.65%, 5/16/2028	570,000	573,756
4.85%, 3/15/2031 (b)	315,000	316,799
4.95%, 5/17/2033	418,000	414,924
5.13%, 5/15/2052 (b)	342,000	317,249
5.20%, 3/15/2035	500,000	503,380
5.25%, 3/15/2034	502,000	507,085
Idaho Power Co.:
5.20%, 8/15/2034 (b)	180,000	180,754
Series MTN, 5.50%, 3/15/2053	200,000	193,102
Series MTN, 5.70%, 3/15/2055	500,000	490,460
Indiana Michigan Power Co.:
4.25%, 8/15/2048	101,000	80,554
Series K, 4.55%, 3/15/2046 (b)	128,000	108,805
5.63%, 4/1/2053	25,000	24,495
Interstate Power & Light Co.:
2.30%, 6/1/2030	84,000	74,240
3.50%, 9/30/2049	323,000	228,513
3.60%, 4/1/2029	200,000	192,400
3.70%, 9/15/2046	210,000	157,599
4.95%, 9/30/2034	85,000	82,900
5.45%, 9/30/2054	155,000	147,986
6.25%, 7/15/2039	135,000	145,197
ITC Holdings Corp.:
3.25%, 6/30/2026	267,000	262,178
3.35%, 11/15/2027	316,000	306,191
Jersey Central Power & Light Co. 5.10%, 1/15/2035 (c)	125,000	123,543

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	$212,154	$201,599
Johnsonville Aeroderivative Combustion Turbine Generation LLC 5.08%, 10/1/2054	350,000	342,062
Kentucky Utilities Co.:
3.30%, 6/1/2050 (b)	277,000	187,853
4.38%, 10/1/2045	452,000	376,783
5.13%, 11/1/2040	502,000	484,249
Louisville Gas & Electric Co. Series LOU, 5.45%, 4/15/2033	599,000	611,920
MidAmerican Energy Co.:
3.10%, 5/1/2027	454,000	443,404
3.15%, 4/15/2050	171,000	115,126
3.65%, 8/1/2048	338,000	252,739
3.95%, 8/1/2047	200,000	157,158
4.25%, 7/15/2049	200,000	163,490
4.40%, 10/15/2044	257,000	221,290
4.80%, 9/15/2043	191,000	174,045
5.30%, 2/1/2055	145,000	137,554
5.35%, 1/15/2034	250,000	256,265
Series MTN, 5.75%, 11/1/2035	150,000	157,334
5.85%, 9/15/2054	450,000	462,127
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	171,000	144,717
National Grid PLC:
5.42%, 1/11/2034	555,000	559,973
5.81%, 6/12/2033	100,000	103,064
National Rural Utilities Cooperative Finance Corp.:
Series MTN, 1.00%, 6/15/2026 (b)	190,000	182,465
Series MTN, 1.65%, 6/15/2031	150,000	124,703
2.40%, 3/15/2030	451,000	407,325
2.75%, 4/15/2032	586,000	510,177
3.70%, 3/15/2029	157,000	152,626
4.02%, 11/1/2032	200,000	188,312
4.30%, 3/15/2049 (b)	234,000	193,010
4.75%, 2/7/2028 (b)	275,000	277,640
4.80%, 3/15/2028 (b)	457,000	462,301
Series GMTN, 4.85%, 2/7/2029	500,000	505,260
4.95%, 2/7/2030	350,000	354,599
Series MTN, 5.05%, 9/15/2028	270,000	274,655
Series MTN, 5.60%, 11/13/2026	180,000	183,353
5.80%, 1/15/2033 (b)	141,000	147,524
Series MTN, 8.00%, 3/1/2032	200,000	235,728
Security Description	Principal Amount	Value
Nevada Power Co.:
Series EE, 3.13%, 8/1/2050	$100,000	$64,807
Series CC, 3.70%, 5/1/2029	200,000	194,166
NextEra Energy Capital Holdings, Inc.:
1.88%, 1/15/2027	336,000	321,199
2.25%, 6/1/2030	1,325,000	1,172,678
2.44%, 1/15/2032 (b)	1,192,000	1,018,659
2.75%, 11/1/2029	426,000	393,407
3.55%, 5/1/2027	398,000	390,486
4.63%, 7/15/2027	630,000	632,312
4.85%, 2/4/2028 (b)	250,000	252,960
5.00%, 7/15/2032	656,000	655,948
5.05%, 3/15/2030	500,000	506,745
5.25%, 3/15/2034	250,000	250,290
5.25%, 2/28/2053	275,000	252,640
5.30%, 3/15/2032	500,000	507,920
5.45%, 3/15/2035	500,000	504,475
5.55%, 3/15/2054	281,000	268,689
5.90%, 3/15/2055	500,000	499,330
Northern States Power Co.:
2.25%, 4/1/2031	100,000	87,337
2.90%, 3/1/2050	437,500	281,912
3.20%, 4/1/2052	395,000	265,491
3.40%, 8/15/2042	350,000	267,704
3.60%, 5/15/2046	290,000	218,170
4.50%, 6/1/2052	360,000	303,473
5.10%, 5/15/2053 (b)	388,000	359,137
5.40%, 3/15/2054	295,000	286,120
5.65%, 6/15/2054	200,000	201,432
6.20%, 7/1/2037	239,000	260,049
NorthWestern Corp. 4.18%, 11/15/2044	150,000	123,294
NSTAR Electric Co.:
3.10%, 6/1/2051	150,000	100,077
3.20%, 5/15/2027	400,700	391,183
3.95%, 4/1/2030	250,000	242,390
4.40%, 3/1/2044	140,000	118,798
4.55%, 6/1/2052	192,000	161,508
4.85%, 3/1/2030	300,000	302,583
4.95%, 9/15/2052	430,000	388,079
5.20%, 3/1/2035	250,000	249,782
5.50%, 3/15/2040	155,000	155,670
OGE Energy Corp. 5.45%, 5/15/2029	200,000	204,686
Oglethorpe Power Corp.:
4.50%, 4/1/2047	250,000	205,170
5.05%, 10/1/2048	333,000	294,222
5.38%, 11/1/2040	232,000	224,636
5.90%, 2/1/2055 (c)	140,000	139,870
6.20%, 12/1/2053	260,000	265,691
Ohio Edison Co. 6.88%, 7/15/2036 (b)	200,000	224,538
Ohio Power Co.:
Series Q, 1.63%, 1/15/2031	144,000	120,387

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series R, 2.90%, 10/1/2051 (b)	$547,000	$338,763
4.00%, 6/1/2049	686,000	521,655
5.65%, 6/1/2034	200,000	203,058
Oklahoma Gas & Electric Co.:
3.30%, 3/15/2030 (b)	95,000	88,997
5.60%, 4/1/2053	500,000	486,800
5.80%, 4/1/2055 (g)	85,000	84,825
Oncor Electric Delivery Co. LLC:
2.75%, 5/15/2030	475,000	434,055
3.10%, 9/15/2049	394,000	258,523
3.70%, 11/15/2028	270,000	263,158
3.70%, 5/15/2050	200,000	145,546
3.80%, 9/30/2047	226,000	171,355
3.80%, 6/1/2049	207,000	154,768
4.10%, 11/15/2048	232,000	182,698
4.30%, 5/15/2028	440,000	438,720
4.50%, 3/20/2027 (b) (c)	100,000	100,385
4.55%, 9/15/2032 (b)	220,000	214,320
4.65%, 11/1/2029	220,000	220,216
4.95%, 9/15/2052 (b)	261,000	232,692
5.25%, 9/30/2040	213,000	207,243
5.30%, 6/1/2042	315,000	304,167
5.35%, 4/1/2035 (c)	105,000	106,209
5.75%, 3/15/2029	100,000	104,144
5.80%, 4/1/2055 (c)	165,000	165,642
Pacific Gas & Electric Co.:
2.10%, 8/1/2027	436,000	408,820
2.50%, 2/1/2031	895,000	769,557
3.25%, 6/1/2031	325,000	289,308
3.30%, 8/1/2040	312,000	228,889
3.50%, 8/1/2050	595,000	394,907
3.75%, 7/1/2028	215,000	206,770
3.75%, 8/15/2042	5,000	3,711
3.95%, 12/1/2047	200,000	145,960
4.00%, 12/1/2046	168,000	123,584
4.20%, 3/1/2029	205,000	198,208
4.20%, 6/1/2041	648,000	514,713
4.40%, 3/1/2032	256,000	239,124
4.50%, 7/1/2040	678,600	575,867
4.55%, 7/1/2030	833,000	805,244
4.95%, 7/1/2050	1,033,000	861,346
5.70%, 3/1/2035	180,000	180,068
5.80%, 5/15/2034	155,000	156,561
5.90%, 6/15/2032	200,000	203,824
5.90%, 10/1/2054	115,000	108,731
6.15%, 1/15/2033	474,000	487,936
6.15%, 3/1/2055	290,000	283,643
6.40%, 6/15/2033	433,000	452,476
6.70%, 4/1/2053	320,000	333,347
6.75%, 1/15/2053	634,000	662,340
6.95%, 3/15/2034	350,000	379,032
PacifiCorp:
2.70%, 9/15/2030	175,000	156,676
Security Description	Principal Amount	Value
2.90%, 6/15/2052	$664,000	$398,446
3.30%, 3/15/2051	548,000	358,765
4.15%, 2/15/2050	590,000	455,043
5.10%, 2/15/2029	200,000	203,414
5.30%, 2/15/2031 (b)	300,000	306,075
5.35%, 12/1/2053	995,000	911,400
5.45%, 2/15/2034	250,000	251,867
5.50%, 5/15/2054 (b)	245,000	229,607
5.80%, 1/15/2055	610,000	594,780
6.00%, 1/15/2039	165,000	170,019
6.25%, 10/15/2037	220,000	231,568
6.35%, 7/15/2038	140,000	147,988
PECO Energy Co.:
2.85%, 9/15/2051	266,000	165,774
3.70%, 9/15/2047	227,000	172,193
3.90%, 3/1/2048	329,000	257,285
4.38%, 8/15/2052	222,000	182,668
4.60%, 5/15/2052	203,000	173,963
5.25%, 9/15/2054	415,000	393,034
PG&E Energy Recovery Funding LLC Series A-1, 1.46%, 7/15/2033	302,710	275,536
PG&E Wildfire Recovery Funding LLC:
Series A-1, 4.02%, 6/1/2033	119,905	117,749
Series A-2, 4.26%, 6/1/2038	280,000	263,472
Series A-3, 4.38%, 6/3/2041	425,000	392,398
Series A-4, 4.45%, 12/1/2049	560,000	487,715
Series A-5, 4.67%, 12/1/2053	284,000	251,309
Series A-2, 4.72%, 6/1/2039	200,000	193,596
Series A-3, 5.08%, 6/1/2043	325,000	317,083
Series A-5, 5.10%, 6/1/2054	214,000	200,062
Series A-4, 5.21%, 12/1/2049	615,000	589,717
Potomac Electric Power Co. 4.15%, 3/15/2043	228,000	190,540
PPL Capital Funding, Inc.:
3.10%, 5/15/2026	116,000	114,055
5.25%, 9/1/2034 (b)	115,000	114,430
PPL Electric Utilities Corp.:
3.00%, 10/1/2049	220,000	146,527
3.95%, 6/1/2047	160,000	127,659
4.85%, 2/15/2034	285,000	281,486
6.25%, 5/15/2039	155,000	170,601
Progress Energy, Inc.:
6.00%, 12/1/2039	300,000	307,902
7.75%, 3/1/2031	141,000	160,812
Public Service Co. of Colorado:
Series 35, 1.90%, 1/15/2031	236,800	202,736
3.60%, 9/15/2042	322,000	249,193
3.80%, 6/15/2047	250,000	188,663
4.05%, 9/15/2049	384,000	296,886

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.10%, 6/15/2048	$200,000	$155,414
Series 39, 4.50%, 6/1/2052	250,000	207,153
5.35%, 5/15/2034	175,000	175,938
5.85%, 5/15/2055	250,000	248,405
Series 17, 6.25%, 9/1/2037	229,000	247,167
6.50%, 8/1/2038	179,000	195,151
Public Service Co. of New Hampshire Series V, 2.20%, 6/15/2031	216,000	187,268
Public Service Co. of Oklahoma:
5.20%, 1/15/2035	380,000	375,296
5.25%, 1/15/2033	150,000	150,426
Public Service Electric & Gas Co.:
Series MTN, 2.25%, 9/15/2026	302,000	293,879
Series MTN, 2.45%, 1/15/2030	199,000	181,394
Series MTN, 2.70%, 5/1/2050	193,000	119,145
Series MTN, 3.00%, 3/1/2051	379,000	247,551
Series MTN, 3.10%, 3/15/2032	218,000	195,500
Series MTN, 3.15%, 1/1/2050	172,000	117,297
Series MTN, 3.20%, 5/15/2029	108,000	102,963
Series MTN, 3.60%, 12/1/2047 (b)	457,000	343,710
Series MTN, 3.80%, 3/1/2046	200,000	156,350
Series MTN, 4.05%, 5/1/2048	300,000	242,508
Series MTN, 4.65%, 3/15/2033	200,000	197,150
4.85%, 8/1/2034 (b)	250,000	247,482
Series MTN, 4.90%, 12/15/2032	125,000	125,781
Series Q, 5.05%, 3/1/2035	235,000	236,215
Series MTN, 5.20%, 3/1/2034 (b)	276,000	280,711
5.30%, 8/1/2054	190,000	182,343
Series MTN, 5.45%, 3/1/2054	250,000	245,465
Series Q, 5.50%, 3/1/2055	150,000	147,911
Public Service Enterprise Group, Inc.:
1.60%, 8/15/2030	310,000	263,019
2.45%, 11/15/2031	199,000	171,393
4.90%, 3/15/2030	180,000	180,839
5.40%, 3/15/2035	165,000	165,937
5.85%, 11/15/2027	200,000	206,524
5.88%, 10/15/2028	192,000	199,693
Puget Energy, Inc. 5.73%, 3/15/2035 (c)	90,000	89,846
Security Description	Principal Amount	Value
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	$380,000	$256,086
4.22%, 6/15/2048	210,000	169,525
5.33%, 6/15/2034 (b)	215,000	218,042
5.45%, 6/1/2053	550,000	526,724
5.69%, 6/15/2054	85,000	84,136
6.27%, 3/15/2037	161,000	173,334
San Diego Gas & Electric Co.:
Series VVV, 1.70%, 10/1/2030	345,500	293,979
Series WWW, 2.95%, 8/15/2051 (b)	238,000	149,402
Series RRR, 3.75%, 6/1/2047	257,000	191,095
4.95%, 8/15/2028	242,000	245,342
5.40%, 4/15/2035	130,000	131,015
5.55%, 4/15/2054	200,000	193,040
6.00%, 6/1/2039	200,000	209,160
SCE Recovery Funding LLC:
Series A-1, 4.70%, 6/15/2042	46,127	44,717
Series A-2, 5.11%, 12/14/2049	410,000	379,398
Sempra:
3.40%, 2/1/2028	441,000	426,077
3.70%, 4/1/2029	263,000	252,356
3.80%, 2/1/2038	461,000	378,601
4.00%, 2/1/2048	425,000	315,405
5 yr. CMT + 2.87%, 4.13%, 4/1/2052 (d)	200,089	188,336
5.40%, 8/1/2026	225,000	226,748
5.50%, 8/1/2033	318,000	320,239
6.00%, 10/15/2039	558,000	565,421
Sierra Pacific Power Co. 5.90%, 3/15/2054	300,000	302,022
Southern California Edison Co.:
2.25%, 6/1/2030	504,500	440,196
2.75%, 2/1/2032	130,000	110,646
3.45%, 2/1/2052	200,000	131,380
3.65%, 2/1/2050	529,000	367,375
Series H, 3.65%, 6/1/2051	325,000	222,605
Series 2013-A, 3.90%, 3/15/2043	428,000	325,027
4.00%, 4/1/2047	638,000	474,953
4.05%, 3/15/2042	309,000	242,775
Series C, 4.13%, 3/1/2048	396,000	298,291
4.40%, 9/6/2026	200,000	199,074
4.50%, 9/1/2040	590,000	504,580
4.65%, 10/1/2043	273,000	228,812
Series D, 4.70%, 6/1/2027	194,000	193,655
4.88%, 2/1/2027	510,000	512,122
Series B, 4.88%, 3/1/2049	200,000	166,646
5.15%, 6/1/2029	200,000	201,276
5.25%, 3/15/2030 (b)	95,000	95,542
Series 2005-E, 5.35%, 7/15/2035	210,000	205,315

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2006-E, 5.55%, 1/15/2037	$118,000	$114,829
Series 2006-A, 5.63%, 2/1/2036	230,000	226,877
Series 2004-G, 5.75%, 4/1/2035	280,000	284,292
5.85%, 11/1/2027	356,000	364,658
5.88%, 12/1/2053	210,000	201,220
5.90%, 3/1/2055	250,000	240,510
5.95%, 11/1/2032	202,000	207,527
Series 2008-A, 5.95%, 2/1/2038	200,000	201,104
6.20%, 9/15/2055	125,000	124,620
Southern Co.:
Series 21-B, 1.75%, 3/15/2028	200,000	184,648
3.25%, 7/1/2026	612,000	602,477
Series A, 3.70%, 4/30/2030	300,000	285,804
4.40%, 7/1/2046	593,000	491,247
4.85%, 6/15/2028	500,000	505,600
4.85%, 3/15/2035	250,000	242,110
5.11%, 8/1/2027	122,000	123,371
5.20%, 6/15/2033	490,000	491,151
5.70%, 10/15/2032	255,000	264,942
Southwestern Electric Power Co.:
Series K, 2.75%, 10/1/2026	191,000	185,860
Series L, 3.85%, 2/1/2048	200,000	145,984
5.30%, 4/1/2033	211,000	211,540
Southwestern Public Service Co.:
Series 8, 3.15%, 5/1/2050	225,000	146,826
3.40%, 8/15/2046 (b)	195,000	136,364
6.00%, 6/1/2054	380,000	383,697
System Energy Resources, Inc. 5.30%, 12/15/2034	185,000	182,760
Tampa Electric Co.:
2.40%, 3/15/2031	271,000	237,076
4.30%, 6/15/2048	200,000	162,194
5.15%, 3/1/2035 (b)	750,000	744,285
Toledo Edison Co. 6.15%, 5/15/2037	189,000	204,434
Tucson Electric Power Co.:
1.50%, 8/1/2030	473,000	398,219
3.25%, 5/1/2051	10,000	6,630
4.00%, 6/15/2050	200,000	152,042
5.20%, 9/15/2034	145,000	144,072
Union Electric Co.:
2.15%, 3/15/2032	217,000	181,826
2.63%, 3/15/2051	200,000	119,218
2.95%, 6/15/2027	350,000	339,909
3.90%, 9/15/2042	200,000	163,272
5.13%, 3/15/2055	145,000	133,084
5.25%, 4/15/2035 (g)	160,000	161,298
5.25%, 1/15/2054	390,000	365,110
Security Description	Principal Amount	Value
8.45%, 3/15/2039	$450,000	$576,639
Virginia Electric & Power Co.:
2.40%, 3/30/2032 (b)	267,000	227,722
3.30%, 12/1/2049	526,000	360,731
Series B, 3.75%, 5/15/2027	173,000	170,709
Series A, 3.80%, 4/1/2028	150,000	147,357
Series B, 3.80%, 9/15/2047	270,000	204,220
Series C, 4.00%, 11/15/2046	200,000	157,018
Series B, 4.20%, 5/15/2045	295,000	241,667
4.45%, 2/15/2044	367,000	314,005
Series C, 4.63%, 5/15/2052	236,000	198,870
Series D, 4.65%, 8/15/2043	233,000	206,485
5.00%, 4/1/2033	200,000	198,118
5.05%, 8/15/2034 (b)	105,000	103,942
5.15%, 3/15/2035	500,000	496,210
5.30%, 8/15/2033 (b)	744,000	751,232
5.35%, 1/15/2054 (b)	143,000	134,287
5.45%, 4/1/2053	349,000	333,536
5.55%, 8/15/2054	285,000	276,054
5.65%, 3/15/2055 (b)	250,000	245,392
5.70%, 8/15/2053 (b)	125,000	123,283
Series B, 6.00%, 1/15/2036	294,000	309,938
8.88%, 11/15/2038	306,000	403,899
Virginia Power Fuel Securitization LLC Series A-2, 4.88%, 5/1/2033	175,000	176,993
WEC Energy Group, Inc.:
1.38%, 10/15/2027 (b)	370,000	342,183
2.20%, 12/15/2028 (b)	638,000	585,282
4.75%, 1/15/2028 (b)	185,000	186,016
5.15%, 10/1/2027	550,000	557,485
Wisconsin Power & Light Co.:
3.00%, 7/1/2029	185,000	173,245
3.05%, 10/15/2027	141,000	136,265
3.65%, 4/1/2050	200,000	145,010
4.95%, 4/1/2033 (b)	250,000	248,020
Xcel Energy, Inc.:
2.60%, 12/1/2029 (b)	350,200	317,838
3.35%, 12/1/2026	188,000	184,232
3.40%, 6/1/2030	189,000	176,350
4.60%, 6/1/2032 (b)	464,000	447,551
4.75%, 3/21/2028 (b)	80,000	80,311
5.50%, 3/15/2034 (b)	235,000	235,858
5.60%, 4/15/2035	175,000	175,873
6.50%, 7/1/2036	5,000	5,345
		179,076,293
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Emerson Electric Co.:
0.88%, 10/15/2026	583,000	554,241
1.80%, 10/15/2027	458,000	430,630
2.80%, 12/21/2051	200,000	125,724
5.00%, 3/15/2035 (b)	415,000	417,411
		1,528,006

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
ELECTRONICS — 0.2%
Allegion PLC 3.50%, 10/1/2029	$240,000	$227,849
Allegion U.S. Holding Co., Inc. 5.41%, 7/1/2032	200,000	202,878
Amphenol Corp.:
2.20%, 9/15/2031	107,000	91,850
2.80%, 2/15/2030 (b)	491,000	453,267
4.35%, 6/1/2029	263,000	261,411
5.00%, 1/15/2035 (b)	185,000	184,654
5.05%, 4/5/2027	170,000	172,489
5.05%, 4/5/2029	300,000	306,192
5.25%, 4/5/2034	200,000	203,592
Arrow Electronics, Inc.:
3.88%, 1/12/2028 (b)	197,000	191,937
5.15%, 8/21/2029	160,000	160,786
5.88%, 4/10/2034	315,000	318,767
Avnet, Inc.:
3.00%, 5/15/2031	200,000	174,704
4.63%, 4/15/2026	181,000	180,616
Flex Ltd.:
4.88%, 6/15/2029	282,000	280,460
5.25%, 1/15/2032	235,000	233,386
6.00%, 1/15/2028	70,000	71,915
Fortive Corp.:
3.15%, 6/15/2026	341,000	334,688
4.30%, 6/15/2046	172,000	140,799
Honeywell International, Inc.:
1.10%, 3/1/2027	191,000	179,956
1.75%, 9/1/2031	267,000	223,209
1.95%, 6/1/2030	343,000	302,228
2.50%, 11/1/2026	394,000	383,023
2.70%, 8/15/2029	244,000	227,306
3.81%, 11/21/2047	250,000	193,713
4.50%, 1/15/2034 (b)	200,000	192,894
4.70%, 2/1/2030	200,000	201,054
4.88%, 9/1/2029	360,000	366,498
4.95%, 2/15/2028	280,000	285,289
4.95%, 9/1/2031	250,000	253,883
5.00%, 2/15/2033	764,000	768,087
5.00%, 3/1/2035	695,000	692,276
5.25%, 3/1/2054	400,000	380,056
5.35%, 3/1/2064	250,000	236,115
5.70%, 3/15/2036	250,000	259,950
5.70%, 3/15/2037	352,000	368,695
Hubbell, Inc.:
2.30%, 3/15/2031	219,000	190,013
3.50%, 2/15/2028	169,000	164,124
Jabil, Inc.:
3.00%, 1/15/2031	200,000	179,026
3.60%, 1/15/2030	355,000	334,726
Keysight Technologies, Inc.:
3.00%, 10/30/2029	150,000	138,536
4.60%, 4/6/2027	270,000	269,606
4.95%, 10/15/2034	85,000	83,135
Security Description	Principal Amount	Value
TD SYNNEX Corp.:
1.75%, 8/9/2026	$107,000	$102,555
2.38%, 8/9/2028	140,000	129,186
2.65%, 8/9/2031	200,000	170,610
Trimble, Inc.:
4.90%, 6/15/2028	272,000	272,547
6.10%, 3/15/2033	465,000	487,139
Tyco Electronics Group SA:
3.13%, 8/15/2027	277,000	269,238
4.63%, 2/1/2030	202,000	201,618
7.13%, 10/1/2037	200,000	233,264
Vontier Corp.:
1.80%, 4/1/2026	200,000	193,912
2.40%, 4/1/2028	242,000	224,365
2.95%, 4/1/2031	200,000	173,648
		13,523,720
ENGINEERING & CONSTRUCTION — 0.0% (a)
Jacobs Engineering Group, Inc.:
5.90%, 3/1/2033 (b)	150,000	154,172
6.35%, 8/18/2028	400,000	417,760
MasTec, Inc. 5.90%, 6/15/2029	335,000	343,579
Ste Transcore Holdings, Inc. Series GMTN, 4.13%, 5/23/2026	200,000	199,464
		1,114,975
ENTERTAINMENT — 0.1%
Warnermedia Holdings, Inc.:
3.76%, 3/15/2027	1,491,000	1,454,292
4.05%, 3/15/2029	570,000	536,917
4.28%, 3/15/2032	1,561,000	1,375,553
5.05%, 3/15/2042	1,451,000	1,159,799
5.14%, 3/15/2052	400,000	291,564
		4,818,125
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
1.45%, 2/15/2031	432,000	359,476
1.75%, 2/15/2032	126,000	103,731
2.30%, 3/1/2030	372,000	334,726
2.90%, 7/1/2026	133,000	130,817
3.05%, 3/1/2050	221,000	150,437
3.38%, 11/15/2027	524,500	511,655
3.95%, 5/15/2028	283,000	279,010
4.75%, 7/15/2030	115,000	115,560
5.00%, 12/15/2033	125,000	124,729
5.00%, 4/1/2034	180,000	179,501
5.15%, 3/15/2035	180,000	181,060
5.20%, 11/15/2034	400,000	403,728
Veralto Corp.:
5.45%, 9/18/2033 (b)	400,000	407,748
5.50%, 9/18/2026	200,000	202,480
Waste Connections, Inc.:
2.60%, 2/1/2030	422,000	384,801

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.20%, 6/1/2032	$165,000	$147,612
3.50%, 5/1/2029	200,000	192,506
4.25%, 12/1/2028	361,000	357,798
5.00%, 3/1/2034	260,000	258,835
Waste Management, Inc.:
1.15%, 3/15/2028	214,000	195,607
1.50%, 3/15/2031	329,000	276,350
2.00%, 6/1/2029	304,000	275,676
2.50%, 11/15/2050	165,000	98,140
3.15%, 11/15/2027	257,000	249,968
4.10%, 3/1/2045	150,000	124,989
4.15%, 4/15/2032	460,000	443,698
4.50%, 3/15/2028	500,000	502,535
4.63%, 2/15/2030	370,000	371,891
4.63%, 2/15/2033 (b)	224,000	221,612
4.65%, 3/15/2030	500,000	502,330
4.80%, 3/15/2032	200,000	200,274
4.88%, 2/15/2034 (b)	500,000	499,845
4.95%, 3/15/2035	335,000	333,288
5.35%, 10/15/2054	250,000	244,123
		9,366,536
FOOD — 0.4%
Ahold Finance USA LLC 6.88%, 5/1/2029	300,000	325,383
Campbell's Co.:
2.38%, 4/24/2030 (b)	100,000	89,245
4.15%, 3/15/2028	228,000	225,563
4.75%, 3/23/2035 (b)	415,000	397,881
4.80%, 3/15/2048 (b)	671,000	587,206
5.25%, 10/13/2054 (b)	320,000	290,902
Conagra Brands, Inc.:
4.85%, 11/1/2028	356,000	356,790
5.30%, 10/1/2026	200,000	201,984
5.30%, 11/1/2038	377,000	358,421
7.00%, 10/1/2028 (b)	582,000	622,531
Flowers Foods, Inc.:
2.40%, 3/15/2031	110,000	94,621
3.50%, 10/1/2026	200,000	196,370
5.75%, 3/15/2035 (b)	140,000	141,259
6.20%, 3/15/2055 (b)	415,000	420,225
General Mills, Inc.:
2.25%, 10/14/2031	388,000	331,523
2.88%, 4/15/2030 (b)	940,000	860,598
3.00%, 2/1/2051 (b)	200,000	127,704
4.15%, 2/15/2043	200,000	163,890
4.88%, 1/30/2030	355,000	356,452
5.25%, 1/30/2035 (b)	500,000	500,025
5.40%, 6/15/2040	300,000	294,840
Hershey Co.:
1.70%, 6/1/2030 (b)	239,000	207,770
3.13%, 11/15/2049	389,000	264,411
3.38%, 8/15/2046	129,000	94,833
4.25%, 5/4/2028	232,000	232,341
Hormel Foods Corp.:
1.70%, 6/3/2028	320,000	295,197
Security Description	Principal Amount	Value
1.80%, 6/11/2030 (b)	$200,000	$174,578
3.05%, 6/3/2051 (b)	200,000	131,656
4.80%, 3/30/2027	200,000	201,972
Ingredion, Inc. 2.90%, 6/1/2030	355,000	325,446
J.M. Smucker Co.:
2.38%, 3/15/2030 (b)	333,000	298,974
3.38%, 12/15/2027 (b)	210,000	204,645
4.25%, 3/15/2035	411,000	379,883
6.20%, 11/15/2033 (b)	450,000	479,075
6.50%, 11/15/2043	260,000	279,045
6.50%, 11/15/2053 (b)	200,000	216,206
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL:
2.50%, 1/15/2027	200,000	192,352
3.63%, 1/15/2032	290,000	261,215
5.13%, 2/1/2028	200,000	202,084
5.50%, 1/15/2030 (b)	520,000	528,783
5.75%, 4/1/2033	266,000	270,525
6.75%, 3/15/2034	346,000	373,863
7.25%, 11/15/2053	1,000,000	1,129,280
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 6.38%, 2/25/2055 (c)	600,000	617,892
Kellanova:
2.10%, 6/1/2030	196,000	173,625
3.25%, 4/1/2026	303,000	299,428
3.40%, 11/15/2027	546,000	532,055
4.50%, 4/1/2046	203,000	173,979
5.75%, 5/16/2054	300,000	301,821
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	166,000	168,588
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	1,493,000	1,466,425
3.75%, 4/1/2030	336,000	321,582
4.25%, 3/1/2031 (b)	379,000	367,793
4.38%, 6/1/2046	719,000	587,847
4.63%, 10/1/2039	469,000	425,350
4.88%, 10/1/2049 (b)	785,000	679,716
5.00%, 6/4/2042	534,000	485,523
6.75%, 3/15/2032	176,000	191,685
Kroger Co.:
1.70%, 1/15/2031	247,000	207,905
2.20%, 5/1/2030	471,000	417,636
2.65%, 10/15/2026	318,000	309,147
3.70%, 8/1/2027	353,000	346,953
3.88%, 10/15/2046	536,000	408,770
3.95%, 1/15/2050	300,000	227,031
4.45%, 2/1/2047	550,400	456,738
5.00%, 9/15/2034	403,000	394,025
5.40%, 1/15/2049	197,000	185,537
5.50%, 9/15/2054	180,000	169,855
5.65%, 9/15/2064	330,000	311,190
6.90%, 4/15/2038	280,000	314,661

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
McCormick & Co., Inc.:
2.50%, 4/15/2030	$830,000	$745,207
4.20%, 8/15/2047	200,000	164,134
4.70%, 10/15/2034	265,000	253,409
Mondelez International, Inc.:
1.50%, 2/4/2031	146,000	122,272
2.63%, 9/4/2050 (b)	479,000	284,282
2.75%, 4/13/2030	322,000	293,934
3.00%, 3/17/2032	100,000	88,738
4.75%, 2/20/2029 (b)	500,000	505,940
Pilgrim's Pride Corp.:
3.50%, 3/1/2032	273,000	240,417
4.25%, 4/15/2031 (b)	300,000	282,195
6.25%, 7/1/2033	556,000	576,383
6.88%, 5/15/2034	200,000	215,826
Sysco Corp.:
2.40%, 2/15/2030	187,000	168,096
3.15%, 12/14/2051	200,000	128,346
3.25%, 7/15/2027 (b)	299,000	291,014
3.30%, 7/15/2026	303,000	298,385
5.10%, 9/23/2030	350,000	355,334
5.40%, 3/23/2035	355,000	357,240
5.75%, 1/17/2029	473,000	490,979
5.95%, 4/1/2030	347,000	363,555
6.60%, 4/1/2050	297,078	322,466
Tyson Foods, Inc.:
3.55%, 6/2/2027 (b)	660,000	646,833
4.35%, 3/1/2029	390,000	383,858
4.55%, 6/2/2047	419,000	350,745
5.40%, 3/15/2029	295,000	301,670
5.70%, 3/15/2034 (b)	105,000	107,423
		32,568,985
FOREST PRODUCTS & PAPER — 0.0% (a)
Georgia-Pacific LLC:
7.75%, 11/15/2029	208,000	235,660
8.88%, 5/15/2031	200,000	243,222
International Paper Co.:
4.35%, 8/15/2048 (b)	200,000	161,420
4.80%, 6/15/2044	325,000	284,021
5.00%, 9/15/2035	150,000	148,179
5.15%, 5/15/2046	313,000	284,661
6.00%, 11/15/2041	449,000	456,121
Suzano Austria GmbH:
3.13%, 1/15/2032	298,000	253,571
3.75%, 1/15/2031	416,500	376,408
6.00%, 1/15/2029	400,000	407,788
Suzano International Finance BV 5.50%, 1/17/2027	201,000	203,076
		3,054,127
GAS — 0.2%
Atmos Energy Corp.:
1.50%, 1/15/2031	149,000	125,097
2.63%, 9/15/2029	320,000	295,856
Security Description	Principal Amount	Value
2.85%, 2/15/2052	$223,000	$137,578
3.00%, 6/15/2027	256,000	248,786
3.38%, 9/15/2049	461,000	321,086
4.13%, 10/15/2044	150,000	124,014
4.13%, 3/15/2049	303,000	241,064
4.15%, 1/15/2043	150,000	126,266
5.00%, 12/15/2054 (b)	90,000	81,373
5.75%, 10/15/2052	300,000	302,217
5.90%, 11/15/2033	105,000	111,125
6.20%, 11/15/2053	200,000	213,892
CenterPoint Energy Resources Corp.:
1.75%, 10/1/2030	561,000	480,115
4.10%, 9/1/2047	200,000	162,334
4.40%, 7/1/2032	350,000	335,366
5.25%, 3/1/2028	200,000	203,996
National Fuel Gas Co.:
2.95%, 3/1/2031	221,000	195,777
5.50%, 3/15/2030	195,000	198,461
5.95%, 3/15/2035	115,000	117,116
NiSource, Inc.:
1.70%, 2/15/2031	375,000	313,965
3.49%, 5/15/2027	469,000	459,437
4.38%, 5/15/2047	489,000	402,423
4.80%, 2/15/2044	200,000	177,092
5.00%, 6/15/2052	519,000	461,048
5.20%, 7/1/2029	175,000	178,213
5.25%, 3/30/2028	472,000	480,147
5.40%, 6/30/2033	179,000	179,780
5.65%, 2/1/2045	211,000	205,379
5.85%, 4/1/2055	125,000	124,180
ONE Gas, Inc. 5.10%, 4/1/2029	527,000	537,229
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031	281,000	245,069
5.05%, 5/15/2052	210,000	187,387
5.40%, 6/15/2033	150,000	151,860
Southern California Gas Co.:
Series XX, 2.55%, 2/1/2030 (b)	485,000	439,919
3.75%, 9/15/2042	350,000	271,971
Series VV, 4.30%, 1/15/2049	530,000	424,837
5.05%, 9/1/2034	95,000	93,717
5.75%, 6/1/2053	687,000	674,311
6.35%, 11/15/2052	679,000	725,152
Southern Co. Gas Capital Corp.:
Series 21A, 3.15%, 9/30/2051	140,000	88,670
3.95%, 10/1/2046	290,000	222,294
4.40%, 5/30/2047	598,000	488,279
4.95%, 9/15/2034	250,000	243,263
5.75%, 9/15/2033	315,000	325,020
5.88%, 3/15/2041	300,000	304,224

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Southwest Gas Corp.:
4.05%, 3/15/2032	$200,000	$187,002
5.45%, 3/23/2028	281,000	286,564
Spire Missouri, Inc. Series 2034, 5.15%, 8/15/2034	315,000	317,356
Washington Gas Light Co. Series MTN, 3.65%, 9/15/2049	360,000	265,741
		13,483,048
HAND & MACHINE TOOLS — 0.0% (a)
Regal Rexnord Corp.:
6.05%, 4/15/2028	400,000	409,880
6.40%, 4/15/2033	431,000	447,094
Snap-on, Inc. 4.10%, 3/1/2048	200,000	162,718
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030	504,000	446,252
2.75%, 11/15/2050	446,000	255,406
4.25%, 11/15/2028	200,000	198,068
5.20%, 9/1/2040	137,000	129,596
		2,049,014
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories:
1.15%, 1/30/2028 (b)	233,000	215,488
1.40%, 6/30/2030 (b)	200,000	173,052
3.75%, 11/30/2026	434,000	431,583
4.75%, 11/30/2036	515,000	506,533
4.75%, 4/15/2043	275,000	260,037
4.90%, 11/30/2046	937,000	886,477
6.15%, 11/30/2037	344,000	380,904
Agilent Technologies, Inc.:
2.10%, 6/4/2030	433,000	380,932
2.30%, 3/12/2031	351,000	304,952
4.75%, 9/9/2034	250,000	241,750
Baxter International, Inc.:
1.92%, 2/1/2027	727,000	693,471
2.27%, 12/1/2028	375,000	344,505
2.54%, 2/1/2032 (b)	420,000	359,944
2.60%, 8/15/2026	300,000	292,029
3.13%, 12/1/2051	476,000	302,565
Boston Scientific Corp.:
2.65%, 6/1/2030 (b)	357,000	325,313
4.55%, 3/1/2039	418,000	390,905
4.70%, 3/1/2049 (b)	266,000	238,485
6.50%, 11/15/2035	200,000	221,784
Danaher Corp.:
2.80%, 12/10/2051	300,000	188,205
4.38%, 9/15/2045	250,000	216,532
Dentsply Sirona, Inc. 3.25%, 6/1/2030 (b)	338,000	302,909
DH Europe Finance II SARL:
2.60%, 11/15/2029 (b)	232,000	213,783
3.25%, 11/15/2039	793,000	627,842
Security Description	Principal Amount	Value
GE HealthCare Technologies, Inc.:
4.80%, 8/14/2029 (b)	$150,000	$150,560
5.65%, 11/15/2027	477,000	489,650
5.86%, 3/15/2030	351,000	366,469
5.91%, 11/22/2032 (b)	530,000	558,816
6.38%, 11/22/2052 (b)	401,000	434,644
Koninklijke Philips NV 6.88%, 3/11/2038	246,000	271,141
Medtronic Global Holdings SCA:
4.25%, 3/30/2028	350,000	349,727
4.50%, 3/30/2033	625,000	610,819
Medtronic, Inc.:
4.38%, 3/15/2035	812,000	780,300
4.63%, 3/15/2045	419,000	375,881
Revvity, Inc.:
1.90%, 9/15/2028	155,000	141,419
2.25%, 9/15/2031	296,000	249,413
3.30%, 9/15/2029	323,000	302,309
Smith & Nephew PLC:
2.03%, 10/14/2030	375,000	323,130
5.40%, 3/20/2034	135,000	135,181
Solventum Corp.:
5.40%, 3/1/2029	550,000	561,033
5.45%, 2/25/2027	225,000	228,303
5.45%, 3/13/2031	375,000	382,286
5.60%, 3/23/2034	500,000	507,235
5.90%, 4/30/2054 (b)	290,000	286,717
STERIS Irish FinCo UnLtd Co. 3.75%, 3/15/2051 (b)	180,000	129,814
Stryker Corp.:
1.95%, 6/15/2030	158,000	138,444
3.38%, 11/1/2025	396	393
4.10%, 4/1/2043	200,000	166,984
4.25%, 9/11/2029	290,000	286,682
4.55%, 2/10/2027	250,000	250,420
4.63%, 3/15/2046 (b)	292,000	259,830
4.70%, 2/10/2028	145,000	145,896
4.85%, 12/8/2028 (b)	200,000	202,592
4.85%, 2/10/2030	180,000	181,755
5.20%, 2/10/2035	115,000	116,014
Thermo Fisher Scientific, Inc.:
1.75%, 10/15/2028 (b)	233,000	213,363
2.00%, 10/15/2031 (b)	270,000	231,109
2.60%, 10/1/2029	220,000	203,535
2.80%, 10/15/2041	366,000	261,862
4.10%, 8/15/2047	135,000	111,186
4.80%, 11/21/2027	200,000	202,544
4.95%, 11/21/2032 (b)	125,000	126,473
5.00%, 12/5/2026 (b)	400,000	404,156
5.00%, 1/31/2029 (b)	200,000	204,318
5.09%, 8/10/2033	816,000	825,188
5.20%, 1/31/2034	270,000	274,174
5.30%, 2/1/2044	125,000	122,245

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.40%, 8/10/2043 (b)	$160,000	$159,995
Zimmer Biomet Holdings, Inc.:
4.70%, 2/19/2027	200,000	200,652
5.05%, 2/19/2030	210,000	212,188
5.20%, 9/15/2034	700,000	696,738
5.50%, 2/19/2035 (b)	250,000	254,265
		22,587,828
HEALTH CARE SERVICES — 0.9%
Adventist Health System 5.76%, 12/1/2034	150,000	150,323
Advocate Health & Hospitals Corp.:
Series 2020, 2.21%, 6/15/2030	200,000	178,270
3.39%, 10/15/2049	139,000	100,154
Aetna, Inc.:
4.50%, 5/15/2042	331,000	274,190
4.75%, 3/15/2044	150,000	127,361
6.63%, 6/15/2036	344,000	367,089
6.75%, 12/15/2037	300,000	322,776
AHS Hospital Corp.:
Series 2021, 2.78%, 7/1/2051	200,000	124,936
5.02%, 7/1/2045	150,000	142,368
Allina Health System Series 2021, 2.90%, 11/15/2051	150,000	94,368
Ascension Health:
Series B, 3.11%, 11/15/2039 (b)	213,000	167,141
3.95%, 11/15/2046	386,000	313,258
4.85%, 11/15/2053	200,000	183,446
Banner Health:
1.90%, 1/1/2031	200,000	172,538
2.91%, 1/1/2051 (b)	177,000	114,730
Series 2020, 3.18%, 1/1/2050	150,000	102,881
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	250,000	176,583
Baylor Scott & White Holdings:
Series 2021, 2.84%, 11/15/2050	325,000	207,851
4.19%, 11/15/2045	100,000	83,883
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	150,000	95,766
Bon Secours Mercy Health, Inc.:
Series 20-2, 3.21%, 6/1/2050	200,000	137,346
3.46%, 6/1/2030	212,000	201,926
Centene Corp.:
2.45%, 7/15/2028	310,000	283,030
2.50%, 3/1/2031	577,000	486,878
2.63%, 8/1/2031	200,000	168,298
Security Description	Principal Amount	Value
3.00%, 10/15/2030	$515,000	$450,584
3.38%, 2/15/2030	751,000	679,723
4.25%, 12/15/2027	1,138,000	1,111,166
4.63%, 12/15/2029	1,226,000	1,174,680
Children's Hospital Series 2020, 2.93%, 7/15/2050	238,000	151,580
Children's Hospital of Philadelphia Series 2020, 2.70%, 7/1/2050	300,000	188,601
Cigna Group:
2.38%, 3/15/2031	573,000	499,960
2.40%, 3/15/2030	753,000	676,164
3.05%, 10/15/2027	300,000	290,187
3.40%, 3/1/2027	200,000	196,152
3.40%, 3/15/2050	213,000	143,634
3.40%, 3/15/2051	200,000	133,934
3.88%, 10/15/2047	665,000	495,684
4.38%, 10/15/2028	807,000	800,956
4.80%, 8/15/2038	775,000	723,509
4.80%, 7/15/2046	320,000	278,253
4.90%, 12/15/2048 (b)	145,000	126,486
5.00%, 5/15/2029 (b)	520,000	526,978
5.25%, 2/15/2034	500,000	502,200
5.40%, 3/15/2033	405,000	412,156
5.60%, 2/15/2054	263,000	250,628
Cigna Holding Co. 5.38%, 2/15/2042	115,000	110,110
City of Hope Series 2013, 5.62%, 11/15/2043	135,000	131,907
Cleveland Clinic Foundation 4.86%, 1/1/2114 (b)	200,000	172,054
CommonSpirit Health:
2.78%, 10/1/2030	200,000	179,746
3.35%, 10/1/2029	375,000	352,980
AGM, 3.82%, 10/1/2049	200,000	150,630
3.91%, 10/1/2050	200,000	147,686
4.19%, 10/1/2049	200,000	155,978
4.35%, 11/1/2042	260,000	217,721
5.32%, 12/1/2034	435,000	430,854
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050 (b)	485,000	312,156
Corewell Health Obligated Group Series 19A, 3.49%, 7/15/2049	200,000	147,422
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	200,000	141,854
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048 (b)	186,000	145,716

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Dignity Health 5.27%, 11/1/2064	$739,000	$663,740
Elevance Health, Inc.:
2.25%, 5/15/2030 (b)	266,000	236,977
2.55%, 3/15/2031	416,000	367,665
2.88%, 9/15/2029	503,000	467,393
3.13%, 5/15/2050	599,000	389,644
3.60%, 3/15/2051	215,000	152,267
3.65%, 12/1/2027	200,000	196,116
3.70%, 9/15/2049	352,000	254,654
4.10%, 3/1/2028	367,700	363,755
4.50%, 10/30/2026	70,000	70,031
4.55%, 3/1/2048	437,000	365,564
4.55%, 5/15/2052	324,000	265,674
4.63%, 5/15/2042	181,000	159,472
4.65%, 1/15/2043	200,000	175,894
4.65%, 8/15/2044	429,000	372,857
4.75%, 2/15/2030 (b)	245,000	246,301
4.95%, 11/1/2031	145,000	145,461
5.10%, 1/15/2044	517,000	477,325
5.13%, 2/15/2053 (b)	222,000	199,138
5.20%, 2/15/2035 (b)	455,000	456,074
5.38%, 6/15/2034	350,000	354,336
5.50%, 10/15/2032	174,000	179,516
5.70%, 2/15/2055 (b)	615,000	599,385
5.85%, 11/1/2064	247,000	241,223
6.38%, 6/15/2037	227,000	245,096
Hackensack Meridian Health, Inc.:
Series 2020, 2.88%, 9/1/2050	200,000	128,606
4.21%, 7/1/2048 (b)	530,000	441,527
HCA, Inc.:
2.38%, 7/15/2031	119,000	101,233
3.13%, 3/15/2027	365,000	354,685
3.50%, 9/1/2030	960,000	890,755
3.50%, 7/15/2051	427,000	281,666
3.63%, 3/15/2032 (b)	703,000	635,547
4.13%, 6/15/2029	574,000	557,452
4.50%, 2/15/2027	500,700	499,038
4.63%, 3/15/2052	371,000	294,541
5.13%, 6/15/2039	512,000	474,394
5.20%, 6/1/2028 (b)	400,000	404,732
5.25%, 6/15/2026	480,700	482,108
5.25%, 6/15/2049	978,000	858,801
5.38%, 9/1/2026	199,000	200,077
5.45%, 4/1/2031	190,000	192,932
5.45%, 9/15/2034	65,000	64,345
5.50%, 6/1/2033	200,000	200,596
5.50%, 6/15/2047	839,000	773,155
5.60%, 4/1/2034	200,000	200,798
5.63%, 9/1/2028 (b)	528,000	540,060
5.75%, 3/1/2035	200,000	201,778
5.88%, 2/1/2029	350,000	360,783
5.90%, 6/1/2053	375,000	357,705
Security Description	Principal Amount	Value
5.95%, 9/15/2054 (b)	$458,000	$439,318
6.00%, 4/1/2054	435,000	421,010
6.10%, 4/1/2064	250,000	240,605
Hoag Memorial Hospital Presbyterian 3.80%, 7/15/2052	75,000	57,260
Humana, Inc.:
1.35%, 2/3/2027	361,000	340,044
2.15%, 2/3/2032	585,000	479,677
3.70%, 3/23/2029	311,000	298,031
4.63%, 12/1/2042	200,000	166,996
4.80%, 3/15/2047	235,000	193,997
4.88%, 4/1/2030	150,000	149,168
5.38%, 4/15/2031	385,000	387,926
5.50%, 3/15/2053	340,000	304,643
5.55%, 5/1/2035	215,000	212,568
5.75%, 3/1/2028	270,000	277,468
5.75%, 12/1/2028	200,000	206,380
5.88%, 3/1/2033	200,000	204,444
6.00%, 5/1/2055 (b)	300,000	287,016
Icon Investments Six DAC 6.00%, 5/8/2034	200,000	204,044
Indiana University Health, Inc. Obligated Group 3.97%, 11/1/2048	407,000	324,814
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	111,000	81,888
IQVIA, Inc.:
5.70%, 5/15/2028	300,000	306,015
6.25%, 2/1/2029	335,000	349,325
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	305,000	242,103
Kaiser Foundation Hospitals:
Series 2021, 3.00%, 6/1/2051	595,000	386,583
Series 2019, 3.27%, 11/1/2049	555,000	386,419
4.15%, 5/1/2047	692,000	574,450
4.88%, 4/1/2042	200,000	186,594
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	229,000	221,232
2.70%, 6/1/2031	200,000	176,422
4.35%, 4/1/2030	350,000	342,671
4.55%, 4/1/2032	250,000	243,197
4.70%, 2/1/2045 (b)	205,000	177,579
4.80%, 10/1/2034	458,000	440,935
Mass General Brigham, Inc.:
Series 2020, 3.19%, 7/1/2049 (b)	300,000	206,934
Series 2020, 3.34%, 7/1/2060	175,000	115,680

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Mayo Clinic Series 2021, 3.20%, 11/15/2061	$200,000	$128,124
Memorial Health Services 3.45%, 11/1/2049	372,000	267,304
Memorial Sloan-Kettering Cancer Center:
Series 2020, 2.96%, 1/1/2050	312,000	205,365
4.13%, 7/1/2052 (b)	224,000	181,120
Series 2015, 4.20%, 7/1/2055 (b)	595,000	484,389
Methodist Hospital Series 20A, 2.71%, 12/1/2050	196,000	121,444
Mount Sinai Hospital:
Series 2019, 3.74%, 7/1/2049	150,000	101,271
Series 2017, 3.98%, 7/1/2048	200,000	147,238
New York & Presbyterian Hospital:
2.26%, 8/1/2040	150,000	104,445
Series 2019, 3.95%, 8/1/2119 (b)	200,000	139,552
4.06%, 8/1/2056	200,000	156,994
Northwell Healthcare, Inc.:
3.98%, 11/1/2046	200,000	154,954
4.26%, 11/1/2047	436,000	352,022
Northwestern Memorial Healthcare Obligated Group Series 2021, 2.63%, 7/15/2051	150,000	91,620
Novant Health, Inc. 3.17%, 11/1/2051	200,000	132,596
NYU Langone Hospitals:
Series 2020, 3.38%, 7/1/2055 (b)	210,000	144,524
4.78%, 7/1/2044	328,000	303,679
Orlando Health Obligated Group:
4.09%, 10/1/2048	200,000	162,888
5.48%, 10/1/2035	500,000	509,680
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	305,000	189,298
Presbyterian Healthcare Services 4.88%, 8/1/2052 (b)	200,000	182,996
Providence St. Joseph Health Obligated Group:
Series 21A, 2.70%, 10/1/2051 (b)	204,000	117,714
Series I, 3.74%, 10/1/2047	215,000	158,442
Series A, 3.93%, 10/1/2048	400,000	302,512
5.40%, 10/1/2033	86,000	86,749
Quest Diagnostics, Inc.:
2.80%, 6/30/2031	251,000	223,071
Security Description	Principal Amount	Value
2.95%, 6/30/2030	$250,000	$229,517
3.45%, 6/1/2026	217,000	214,494
4.20%, 6/30/2029	166,000	163,410
4.63%, 12/15/2029	250,000	249,015
5.00%, 12/15/2034 (b)	250,000	245,850
6.40%, 11/30/2033	195,000	211,082
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050 (b)	200,000	125,666
SSM Health Care Corp. Series A, 3.82%, 6/1/2027	200,000	196,946
Stanford Health Care Series 2018, 3.80%, 11/15/2048	300,000	233,820
Sutter Health:
Series 20A, 2.29%, 8/15/2030	225,000	199,697
Series 20A, 3.16%, 8/15/2040	200,000	153,414
Series 20A, 3.36%, 8/15/2050	278,000	195,256
Series 2018, 4.09%, 8/15/2048	212,000	172,053
Toledo Hospital AGM, 5.75%, 11/15/2038	380,000	379,711
Trinity Health Corp.:
Series 2021, 2.63%, 12/1/2040	115,000	83,320
4.13%, 12/1/2045	200,000	167,464
UnitedHealth Group, Inc.:
1.15%, 5/15/2026	314,000	303,296
2.00%, 5/15/2030	261,700	231,241
2.75%, 5/15/2040	325,000	234,370
2.88%, 8/15/2029	487,000	457,274
2.90%, 5/15/2050	246,000	154,727
2.95%, 10/15/2027	349,000	337,755
3.05%, 5/15/2041	250,000	184,015
3.25%, 5/15/2051	642,000	428,843
3.38%, 4/15/2027	502,000	493,416
3.45%, 1/15/2027 (b)	699,400	690,609
3.50%, 8/15/2039	741,600	603,121
3.75%, 10/15/2047	289,000	217,790
3.85%, 6/15/2028 (b)	626,000	617,173
3.88%, 12/15/2028	312,000	306,353
3.88%, 8/15/2059	401,000	286,972
3.95%, 10/15/2042	254,000	207,632
4.00%, 5/15/2029	400,000	392,864
4.20%, 5/15/2032	200,000	192,130
4.25%, 4/15/2047	352,000	289,629
4.25%, 6/15/2048	250,000	202,825
4.38%, 3/15/2042	200,000	173,272
4.45%, 12/15/2048	400,000	333,644
4.50%, 4/15/2033	750,000	725,145
4.60%, 4/15/2027	500,000	503,290
4.63%, 7/15/2035 (b)	501,000	484,803
4.63%, 11/15/2041	200,000	179,292

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.70%, 4/15/2029	$404,000	$407,256
4.75%, 7/15/2026	150,000	150,989
4.75%, 5/15/2052	558,000	481,855
4.80%, 1/15/2030	500,000	505,615
4.90%, 4/15/2031	500,000	505,700
4.95%, 1/15/2032	350,000	352,177
4.95%, 5/15/2062	100,000	86,763
5.00%, 4/15/2034	354,000	352,067
5.05%, 4/15/2053	543,000	490,421
5.15%, 7/15/2034 (b)	450,000	452,763
5.20%, 4/15/2063	400,000	360,632
5.25%, 2/15/2028	359,000	367,989
5.30%, 2/15/2030	339,000	349,692
5.35%, 2/15/2033	646,000	662,228
5.38%, 4/15/2054	384,000	363,725
5.50%, 7/15/2044	400,000	393,924
5.50%, 4/15/2064	500,000	472,730
5.63%, 7/15/2054	450,000	441,634
5.70%, 10/15/2040	258,000	264,151
5.75%, 7/15/2064	245,000	241,151
5.88%, 2/15/2053	670,000	678,147
6.05%, 2/15/2063	1,043,000	1,073,654
6.50%, 6/15/2037	250,000	276,455
6.63%, 11/15/2037	221,000	248,161
6.88%, 2/15/2038	221,600	254,503
Universal Health Services, Inc.:
2.65%, 10/15/2030	315,000	276,038
4.63%, 10/15/2029	175,000	170,473
5.05%, 10/15/2034	175,000	165,792
UPMC 5.38%, 5/15/2043	200,000	193,698
Willis-Knighton Medical Center Series 2021, 3.07%, 3/1/2051	320,000	203,760
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	200,000	118,218
		73,128,275
HOME BUILDERS — 0.0% (a)
DR Horton, Inc.:
1.30%, 10/15/2026	200,000	190,562
1.40%, 10/15/2027	290,000	268,528
5.00%, 10/15/2034	105,000	102,279
Lennar Corp.:
4.75%, 11/29/2027	458,000	458,788
5.25%, 6/1/2026	350,000	351,194
MDC Holdings, Inc. 6.00%, 1/15/2043	250,000	244,715
Meritage Homes Corp. 5.65%, 3/15/2035 (b)	210,000	207,226
NVR, Inc. 3.00%, 5/15/2030	300,000	275,004
PulteGroup, Inc.:
5.00%, 1/15/2027	181,000	182,075
Security Description	Principal Amount	Value
7.88%, 6/15/2032	$220,000	$252,195
Toll Brothers Finance Corp. 4.35%, 2/15/2028	280,000	276,161
		2,808,727
HOME FURNISHINGS — 0.0% (a)
Leggett & Platt, Inc.:
3.50%, 11/15/2027 (b)	200,000	191,858
3.50%, 11/15/2051 (b)	200,000	120,706
Whirlpool Corp.:
4.50%, 6/1/2046	200,000	149,700
4.70%, 5/14/2032 (b)	200,000	186,228
5.50%, 3/1/2033	215,000	210,962
		859,454
HOUSEHOLD PRODUCTS — 0.1%
Colgate-Palmolive Co.:
3.10%, 8/15/2027	500,000	489,330
Series MTN, 3.70%, 8/1/2047	200,000	155,726
4.60%, 3/1/2028 (b)	200,000	203,504
Conopco, Inc. Series E, 7.25%, 12/15/2026	200,000	209,494
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031 (b)	290,000	247,228
2.38%, 12/1/2029	290,000	262,485
2.60%, 4/15/2030 (b)	450,000	406,710
3.13%, 12/1/2049 (b)	670,000	431,252
4.15%, 3/15/2047 (b)	342,000	268,320
4.38%, 5/15/2028	70,000	69,880
4.65%, 5/15/2033 (b)	300,000	291,471
Haleon U.S. Capital LLC:
3.38%, 3/24/2027	761,000	745,947
3.63%, 3/24/2032	925,000	850,658
4.00%, 3/24/2052	261,000	201,709
Kenvue, Inc. 5.20%, 3/22/2063	529,000	492,250
Procter & Gamble Co.:
1.00%, 4/23/2026	253,000	244,707
1.20%, 10/29/2030	400,000	339,064
2.45%, 11/3/2026	534,000	520,565
2.80%, 3/25/2027	226,000	220,700
2.85%, 8/11/2027	153,000	148,809
3.00%, 3/25/2030	865,000	814,155
3.60%, 3/25/2050 (b)	232,000	177,394
3.95%, 1/26/2028 (b)	468,000	467,738
4.05%, 1/26/2033 (b)	258,000	251,669
4.15%, 10/24/2029 (b)	190,000	190,215
4.35%, 1/29/2029 (b)	504,000	508,173
4.55%, 10/24/2034	250,000	249,172
Unilever Capital Corp.:
1.75%, 8/12/2031	289,000	245,367
2.00%, 7/28/2026	325,000	316,150
2.90%, 5/5/2027	451,000	439,653
3.50%, 3/22/2028	378,000	370,739

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 8/12/2027	$304,000	$304,401
4.63%, 8/12/2034	110,000	108,196
		11,242,831
HOUSEHOLD PRODUCTS & WARES — 0.0% (a)
Avery Dennison Corp. 4.88%, 12/6/2028	230,000	231,403
Church & Dwight Co., Inc.:
5.00%, 6/15/2052	190,000	172,264
5.60%, 11/15/2032	130,000	135,603
Clorox Co.:
1.80%, 5/15/2030	955,000	831,299
4.60%, 5/1/2032 (b)	306,000	301,517
Kimberly-Clark Corp.:
1.05%, 9/15/2027	416,000	385,669
2.88%, 2/7/2050	180,000	118,679
3.90%, 5/4/2047	257,000	205,690
3.95%, 11/1/2028	275,000	272,151
6.63%, 8/1/2037	200,000	229,828
		2,884,103
INSURANCE — 0.7%
Aflac, Inc. 4.75%, 1/15/2049	428,000	374,016
Alleghany Corp.:
3.25%, 8/15/2051	540,000	359,770
3.63%, 5/15/2030 (b)	253,000	242,192
Allstate Corp.:
1.45%, 12/15/2030	404,000	336,932
3.28%, 12/15/2026	134,000	131,315
5.05%, 6/24/2029	200,000	202,954
5.25%, 3/30/2033 (b)	390,000	394,813
5.95%, 4/1/2036	200,000	213,900
American Financial Group, Inc. 4.50%, 6/15/2047	357,000	296,007
American International Group, Inc.:
3.40%, 6/30/2030	348,000	325,470
3.88%, 1/15/2035	225,000	202,844
3.90%, 4/1/2026	900	892
4.75%, 4/1/2048	300,000	264,327
5.13%, 3/27/2033 (b)	888,000	887,831
American National Group, Inc.:
5.00%, 6/15/2027 (b)	250,000	249,955
5.75%, 10/1/2029	225,000	226,958
Aon Corp.:
2.80%, 5/15/2030	517,000	470,723
3.75%, 5/2/2029	340,000	328,481
6.25%, 9/30/2040	200,000	212,382
Aon Corp./Aon Global Holdings PLC:
2.85%, 5/28/2027	170,000	164,733
2.90%, 8/23/2051	253,000	155,218
5.00%, 9/12/2032 (b)	335,000	335,362
Aon North America, Inc.:
5.13%, 3/1/2027	190,000	192,107
Security Description	Principal Amount	Value
5.15%, 3/1/2029	$500,000	$508,340
5.30%, 3/1/2031	490,000	500,746
5.45%, 3/1/2034	500,000	508,940
5.75%, 3/1/2054	500,000	493,085
Arch Capital Finance LLC 4.01%, 12/15/2026	391,000	386,265
Arch Capital Group U.S., Inc. 5.14%, 11/1/2043	465,000	430,943
Arthur J Gallagher & Co.:
2.40%, 11/9/2031	160,000	136,826
3.05%, 3/9/2052	300,000	187,554
3.50%, 5/20/2051	530,000	369,055
4.60%, 12/15/2027	105,000	105,208
4.85%, 12/15/2029	165,000	165,939
5.00%, 2/15/2032	165,000	164,957
5.15%, 2/15/2035	280,000	277,626
5.45%, 7/15/2034	500,000	507,230
5.55%, 2/15/2055	360,000	345,449
6.50%, 2/15/2034	160,000	173,398
Assurant, Inc.:
3.70%, 2/22/2030 (b)	239,000	225,432
4.90%, 3/27/2028	175,000	175,924
Assured Guaranty U.S. Holdings, Inc. 6.13%, 9/15/2028	200,000	209,540
Athene Holding Ltd.:
3.95%, 5/25/2051	214,000	153,288
4.13%, 1/12/2028	515,000	507,759
5.88%, 1/15/2034	285,000	289,372
5 yr. CMT + 2.61%, 6.63%, 10/15/2054 (d)	200,000	198,276
6.65%, 2/1/2033 (b)	433,000	460,812
AXIS Specialty Finance LLC 3.90%, 7/15/2029	205,000	197,187
Berkshire Hathaway Finance Corp.:
1.85%, 3/12/2030 (b)	228,000	203,670
2.30%, 3/15/2027	500,000	483,495
2.85%, 10/15/2050 (b)	391,000	250,467
2.88%, 3/15/2032	200,000	180,672
3.85%, 3/15/2052	791,000	609,212
4.20%, 8/15/2048	742,000	618,101
4.25%, 1/15/2049	890,000	750,083
4.40%, 5/15/2042	125,000	114,885
Berkshire Hathaway, Inc. 4.50%, 2/11/2043 (b)	545,500	509,513
Brighthouse Financial, Inc.:
3.70%, 6/22/2027	349,000	341,688
5.63%, 5/15/2030	389,000	402,428
Brown & Brown, Inc.:
2.38%, 3/15/2031	622,000	533,950
4.20%, 3/17/2032	200,000	187,368
5.65%, 6/11/2034 (b)	125,000	127,031
Chubb Corp.:
6.00%, 5/11/2037	211,400	226,562
Series 1, 6.50%, 5/15/2038	276,000	308,830

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Chubb INA Holdings LLC:
3.05%, 12/15/2061	$200,000	$122,570
3.35%, 5/3/2026	938,000	927,945
4.35%, 11/3/2045	440,000	376,988
4.65%, 8/15/2029 (b)	100,000	100,825
5.00%, 3/15/2034	487,000	487,750
Cincinnati Financial Corp. 6.13%, 11/1/2034	242,000	253,981
CNA Financial Corp.:
2.05%, 8/15/2030	180,000	156,643
3.45%, 8/15/2027	181,000	176,477
3.90%, 5/1/2029	320,000	310,304
5.13%, 2/15/2034	105,000	104,202
CNO Financial Group, Inc. 5.25%, 5/30/2029	150,000	150,072
Corebridge Financial, Inc.:
3.65%, 4/5/2027	1,810,000	1,778,271
3.90%, 4/5/2032 (b)	230,000	212,506
5 yr. CMT + 2.65%, 6.38%, 9/15/2054 (b) (d)	250,000	248,490
5 yr. CMT + 3.85%, 6.88%, 12/15/2052 (d)	200,000	204,178
Enstar Group Ltd. 3.10%, 9/1/2031	641,000	553,439
Equitable Holdings, Inc.:
4.35%, 4/20/2028	881,000	873,150
5.59%, 1/11/2033	200,000	205,388
Essent Group Ltd. 6.25%, 7/1/2029	250,000	257,367
Everest Reinsurance Holdings, Inc.:
3.13%, 10/15/2052	302,000	184,749
3.50%, 10/15/2050	395,000	265,578
F&G Annuities & Life, Inc.:
6.25%, 10/4/2034	155,000	150,273
7.40%, 1/13/2028	230,000	239,920
Fairfax Financial Holdings Ltd.:
3.38%, 3/3/2031	160,000	145,805
4.85%, 4/17/2028	365,000	365,653
6.00%, 12/7/2033	200,000	207,702
6.10%, 3/15/2055 (c)	300,000	295,086
6.35%, 3/22/2054	200,000	203,682
Fidelity National Financial, Inc.:
2.45%, 3/15/2031	200,000	172,330
3.20%, 9/17/2051	215,000	132,102
3.40%, 6/15/2030	256,000	235,891
First American Financial Corp.:
4.00%, 5/15/2030	262,000	249,762
5.45%, 9/30/2034	100,000	97,729
Globe Life, Inc.:
4.55%, 9/15/2028 (b)	200,000	199,672
4.80%, 6/15/2032 (b)	200,000	194,228
5.85%, 9/15/2034 (b)	200,000	204,560
Hanover Insurance Group, Inc. 2.50%, 9/1/2030	391,000	342,895
Security Description	Principal Amount	Value
Hartford Insurance Group, Inc.:
2.90%, 9/15/2051 (b)	$200,000	$126,208
3.60%, 8/19/2049	283,000	208,127
4.30%, 4/15/2043	109,000	92,773
4.40%, 3/15/2048	240,000	202,601
Jackson Financial, Inc. 3.13%, 11/23/2031	200,000	174,052
Kemper Corp.:
2.40%, 9/30/2030	150,000	130,244
3.80%, 2/23/2032	245,000	220,022
Lincoln National Corp.:
3.40%, 3/1/2032	514,000	459,634
3.80%, 3/1/2028 (b)	290,000	283,159
7.00%, 6/15/2040	300,000	337,314
Loews Corp.:
3.20%, 5/15/2030	229,000	214,188
3.75%, 4/1/2026	240,000	238,807
4.13%, 5/15/2043	348,000	292,950
Manulife Financial Corp.:
2.48%, 5/19/2027	100,000	96,192
5 yr. USD ICE Swap + 1.65%, 4.06%, 2/24/2032 (b) (d)	609,000	598,117
5.38%, 3/4/2046	400,000	390,156
Markel Group, Inc.:
3.35%, 9/17/2029	235,000	222,670
5.00%, 4/5/2046	210,000	185,940
5.00%, 5/20/2049	200,000	176,288
6.00%, 5/16/2054	205,000	206,283
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030	308,000	271,995
2.38%, 12/15/2031	66,000	56,804
4.20%, 3/1/2048	153,000	125,627
4.35%, 1/30/2047	304,000	257,072
4.38%, 3/15/2029	393,000	391,660
4.65%, 3/15/2030	210,000	210,418
4.75%, 3/15/2039	156,000	147,712
4.85%, 11/15/2031	500,000	501,535
4.90%, 3/15/2049	621,000	561,154
5.00%, 3/15/2035	750,000	742,035
5.35%, 11/15/2044	500,000	488,710
5.40%, 9/15/2033	500,000	514,130
5.40%, 3/15/2055	474,000	456,713
5.75%, 11/1/2032	116,000	122,180
MetLife, Inc.:
4.05%, 3/1/2045	433,500	351,751
4.13%, 8/13/2042	367,000	308,625
4.55%, 3/23/2030 (b)	635,000	635,635
4.72%, 12/15/2044	388,000	344,152
4.88%, 11/13/2043	177,000	161,612
5.00%, 7/15/2052	689,000	625,936
5.25%, 1/15/2054 (b)	470,000	446,025
5.30%, 12/15/2034 (b)	430,000	436,381
5.38%, 7/15/2033 (b)	287,000	295,659
5.70%, 6/15/2035 (b)	325,000	339,800

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.88%, 2/6/2041	$222,000	$230,642
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	233,000	230,544
Old Republic International Corp.:
3.85%, 6/11/2051	215,000	152,820
3.88%, 8/26/2026 (b)	246,000	243,232
PartnerRe Finance B LLC 3.70%, 7/2/2029	366,000	350,533
Primerica, Inc. 2.80%, 11/19/2031	176,000	152,638
Principal Financial Group, Inc.:
3.70%, 5/15/2029	434,000	419,339
4.63%, 9/15/2042	180,000	161,233
5.38%, 3/15/2033	108,000	109,831
Progressive Corp.:
3.20%, 3/26/2030	709,000	665,921
4.13%, 4/15/2047	223,000	182,383
4.20%, 3/15/2048	455,000	376,340
4.35%, 4/25/2044	238,000	204,361
Prudential Financial, Inc.:
Series MTN, 2.10%, 3/10/2030 (b)	200,000	178,928
Series MTN, 3.70%, 3/13/2051	434,000	318,170
3.91%, 12/7/2047	437,000	336,678
3.94%, 12/7/2049	1,505,000	1,147,006
Series MTN, 4.35%, 2/25/2050	244,000	200,773
Series MTN, 4.42%, 3/27/2048	517,000	433,096
Series MTN, 4.60%, 5/15/2044	300,000	263,976
5.20%, 3/14/2035	155,000	155,076
Series MTN, 5.70%, 12/14/2036	750,000	781,305
Series MTN, 6.63%, 6/21/2040	200,000	223,684
Prudential Funding Asia PLC 3.13%, 4/14/2030 (b)	500,000	465,805
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	400,000	367,288
3.90%, 5/15/2029 (b)	208,000	201,452
RenaissanceRe Holdings Ltd.:
3.60%, 4/15/2029	200,000	190,894
5.80%, 4/1/2035	250,000	255,770
Travelers Cos., Inc.:
3.05%, 6/8/2051	200,000	131,400
3.75%, 5/15/2046	100,000	77,726
4.00%, 5/30/2047	158,000	126,849
4.05%, 3/7/2048	485,000	391,749
4.10%, 3/4/2049	200,000	160,752
4.30%, 8/25/2045	169,000	143,189
Security Description	Principal Amount	Value
5.35%, 11/1/2040	$374,000	$369,849
Series MTN, 6.25%, 6/15/2037 (b)	196,000	212,695
6.75%, 6/20/2036	354,000	400,020
Unum Group:
4.00%, 6/15/2029	150,000	145,670
4.13%, 6/15/2051	218,000	163,103
4.50%, 12/15/2049	129,000	102,954
5.75%, 8/15/2042	200,000	197,252
6.00%, 6/15/2054	105,000	105,123
W.R. Berkley Corp. 4.75%, 8/1/2044	235,000	208,132
Willis North America, Inc.:
2.95%, 9/15/2029	148,000	136,505
4.50%, 9/15/2028	429,500	426,326
4.65%, 6/15/2027	177,000	177,051
5.05%, 9/15/2048	200,000	176,946
5.90%, 3/5/2054	500,000	490,970
XL Group Ltd. 5.25%, 12/15/2043 (b)	215,000	205,056
		58,682,532
INTERNET — 0.4%
Alibaba Group Holding Ltd.:
2.70%, 2/9/2041 (b)	200,000	139,760
3.15%, 2/9/2051	514,000	340,319
3.25%, 2/9/2061	270,000	170,791
3.40%, 12/6/2027 (b)	365,000	355,576
4.00%, 12/6/2037	475,000	419,487
4.20%, 12/6/2047 (b)	233,000	190,056
4.40%, 12/6/2057 (b)	249,000	202,562
4.50%, 11/28/2034 (b)	200,000	191,176
4.88%, 5/26/2030 (b) (c)	250,000	253,430
5.25%, 5/26/2035 (b) (c)	355,000	357,098
5.63%, 11/26/2054 (b) (c)	950,000	947,615
Alphabet, Inc.:
0.80%, 8/15/2027	309,000	286,897
1.10%, 8/15/2030	628,500	534,979
1.90%, 8/15/2040	495,000	330,611
2.00%, 8/15/2026	813,000	790,049
2.05%, 8/15/2050 (b)	486,000	275,202
2.25%, 8/15/2060 (b)	370,000	205,454
Amazon.com, Inc.:
1.00%, 5/12/2026	746,000	721,300
1.20%, 6/3/2027	529,000	497,334
1.50%, 6/3/2030	400,000	347,268
1.65%, 5/12/2028	200,000	185,508
2.10%, 5/12/2031	810,000	706,279
2.50%, 6/3/2050	313,000	189,894
2.70%, 6/3/2060	723,000	419,586
2.88%, 5/12/2041	610,000	455,835
3.10%, 5/12/2051	1,091,000	741,269
3.15%, 8/22/2027	1,026,000	1,003,202
3.25%, 5/12/2061	400,000	263,532
3.30%, 4/13/2027	1,070,000	1,052,142
3.45%, 4/13/2029 (b)	692,000	674,721

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.60%, 4/13/2032	$306,000	$288,270
3.88%, 8/22/2037	1,066,000	959,229
3.95%, 4/13/2052	415,000	330,357
4.05%, 8/22/2047	879,000	729,763
4.10%, 4/13/2062	200,000	158,240
4.25%, 8/22/2057	514,000	423,130
4.55%, 12/1/2027	500,000	505,270
4.65%, 12/1/2029 (b)	974,000	992,331
4.70%, 12/1/2032	379,000	382,157
4.80%, 12/5/2034	801,000	808,778
4.95%, 12/5/2044	534,000	518,338
Ameritrade Holding LLC 3.30%, 4/1/2027	5,000	4,858
Baidu, Inc.:
1.63%, 2/23/2027 (b)	211,000	200,490
3.43%, 4/7/2030 (b)	200,000	189,190
4.38%, 3/29/2028	570,000	568,085
Booking Holdings, Inc.:
3.55%, 3/15/2028 (b)	293,000	287,140
4.63%, 4/13/2030	613,000	614,085
eBay, Inc.:
1.40%, 5/10/2026	113,000	109,248
2.60%, 5/10/2031 (b)	160,000	140,918
2.70%, 3/11/2030	260,000	236,816
3.60%, 6/5/2027	302,000	296,507
6.30%, 11/22/2032	970,000	1,046,795
Expedia Group, Inc.:
2.95%, 3/15/2031	200,000	179,112
3.25%, 2/15/2030 (b)	502,000	468,150
3.80%, 2/15/2028	300,000	292,671
4.63%, 8/1/2027	115,000	114,918
JD.com, Inc. 3.38%, 1/14/2030	200,000	189,064
Meta Platforms, Inc.:
3.50%, 8/15/2027	684,000	674,150
3.85%, 8/15/2032	1,100,000	1,040,050
4.30%, 8/15/2029 (b)	295,000	294,808
4.45%, 8/15/2052	950,000	808,735
4.55%, 8/15/2031	175,000	175,417
4.60%, 5/15/2028	550,000	556,589
4.65%, 8/15/2062	428,000	365,859
4.75%, 8/15/2034	660,000	655,215
4.95%, 5/15/2033	870,000	879,231
5.40%, 8/15/2054	315,000	308,691
5.55%, 8/15/2064	355,000	349,221
5.60%, 5/15/2053	945,000	952,343
5.75%, 5/15/2063	542,000	550,737
Netflix, Inc.:
4.38%, 11/15/2026	250,000	250,533
4.88%, 4/15/2028	940,000	953,329
4.90%, 8/15/2034	325,000	325,107
5.40%, 8/15/2054	155,000	151,960
Tencent Music Entertainment Group 2.00%, 9/3/2030 (b)	290,000	251,717
Security Description	Principal Amount	Value
Uber Technologies, Inc.:
4.30%, 1/15/2030	$400,000	$393,304
4.80%, 9/15/2034	250,000	243,410
5.35%, 9/15/2054	270,000	252,728
VeriSign, Inc.:
2.70%, 6/15/2031	200,000	175,968
4.75%, 7/15/2027	164,000	163,683
5.25%, 6/1/2032 (b)	500,000	504,265
Weibo Corp. 3.38%, 7/8/2030 (b)	336,000	310,323
		35,870,215
INVESTMENT COMPANY SECURITY — 0.2%
Apollo Debt Solutions BDC:
6.55%, 3/15/2032 (c)	250,000	253,317
6.70%, 7/29/2031	510,000	526,539
6.90%, 4/13/2029	200,000	207,432
ARES Capital Corp.:
2.15%, 7/15/2026	302,000	291,306
2.88%, 6/15/2028	160,000	148,822
3.20%, 11/15/2031 (b)	150,000	129,738
5.80%, 3/8/2032	500,000	497,005
5.95%, 7/15/2029	200,000	203,332
7.00%, 1/15/2027	515,000	530,769
Ares Strategic Income Fund:
5.70%, 3/15/2028 (c)	200,000	200,044
6.20%, 3/21/2032 (c)	500,000	497,085
ARES Strategic Income Fund:
5.60%, 2/15/2030 (b) (c)	200,000	197,188
6.35%, 8/15/2029 (c)	275,000	279,334
Bain Capital Specialty Finance, Inc.:
2.55%, 10/13/2026	5,000	4,796
5.95%, 3/15/2030	250,000	245,833
Barings BDC, Inc. 7.00%, 2/15/2029	243,000	250,630
Blackstone Private Credit Fund:
2.63%, 12/15/2026	462,000	442,222
3.25%, 3/15/2027	358,000	344,894
4.00%, 1/15/2029 (b)	214,000	203,097
5.25%, 4/1/2030 (b) (c)	250,000	244,150
5.60%, 11/22/2029 (b) (c)	200,000	198,304
6.00%, 1/29/2032	250,000	247,533
6.00%, 11/22/2034 (b) (c)	200,000	192,408
7.30%, 11/27/2028	200,000	211,344
Blackstone Secured Lending Fund:
2.13%, 2/15/2027 (b)	200,000	189,256
2.75%, 9/16/2026	200,000	193,156
2.85%, 9/30/2028	225,000	206,001
5.30%, 6/30/2030 (b)	290,000	284,655
5.35%, 4/13/2028	490,000	489,588
Blue Owl Capital Corp.:
2.63%, 1/15/2027	269,000	256,032
3.13%, 4/13/2027	140,000	133,417

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.40%, 7/15/2026	$263,000	$256,835
5.95%, 3/15/2029	245,000	245,674
Blue Owl Credit Income Corp.:
5.80%, 3/15/2030 (c)	200,000	196,132
6.60%, 9/15/2029 (c)	500,000	507,810
6.65%, 3/15/2031	225,000	229,748
7.75%, 9/16/2027	357,000	373,272
7.75%, 1/15/2029	200,000	212,602
7.95%, 6/13/2028	200,000	211,804
Blue Owl Technology Finance Corp.:
2.50%, 1/15/2027	105,000	99,470
6.10%, 3/15/2028 (c)	320,000	318,998
6.75%, 4/4/2029	400,000	405,556
Carlyle Secured Lending, Inc. 6.75%, 2/18/2030	200,000	203,716
Franklin BSP Capital Corp. 7.20%, 6/15/2029 (c)	200,000	205,712
FS KKR Capital Corp.:
2.63%, 1/15/2027	220,000	210,038
3.13%, 10/12/2028	200,000	181,906
6.13%, 1/15/2030	250,000	248,518
6.88%, 8/15/2029	250,000	256,362
Goldman Sachs BDC, Inc. 6.38%, 3/11/2027	245,000	251,052
Golub Capital BDC, Inc.:
2.50%, 8/24/2026	450,000	432,967
6.00%, 7/15/2029	143,000	143,633
7.05%, 12/5/2028 (b)	325,000	339,745
Golub Capital Private Credit Fund 5.88%, 5/1/2030 (b) (c)	215,000	212,846
HA Sustainable Infrastructure Capital, Inc. 6.38%, 7/1/2034 (c)	300,000	296,655
HPS Corporate Lending Fund:
5.45%, 1/14/2028 (c)	300,000	298,812
5.95%, 4/14/2032 (b) (c)	350,000	345,705
Main Street Capital Corp. 6.50%, 6/4/2027	125,000	127,553
Morgan Stanley Direct Lending Fund 6.15%, 5/17/2029 (b)	265,000	267,804
MSD Investment Corp. 6.25%, 5/31/2030 (c) (g)	250,000	248,110
North Haven Private Income Fund LLC 5.75%, 2/1/2030 (b) (c)	200,000	197,232
Nuveen Churchill Direct Lending Corp. 6.65%, 3/15/2030 (b)	145,000	147,031
Sixth Street Lending Partners:
5.75%, 1/15/2030 (b)	210,000	207,957
6.13%, 7/15/2030 (c)	250,000	251,405
6.50%, 3/11/2029	200,000	204,376
Security Description	Principal Amount	Value
Sixth Street Specialty Lending, Inc. 6.95%, 8/14/2028	$210,000	$217,913
		16,854,176
IRON/STEEL — 0.1%
ArcelorMittal SA:
6.55%, 11/29/2027	378,000	393,611
6.75%, 3/1/2041	140,000	145,964
6.80%, 11/29/2032 (b)	325,000	349,794
7.00%, 10/15/2039	292,000	317,968
Nucor Corp.:
2.70%, 6/1/2030	80,000	72,903
3.13%, 4/1/2032	441,000	394,100
3.95%, 5/1/2028	385,000	379,444
4.30%, 5/23/2027	165,000	164,685
4.65%, 6/1/2030 (b)	500,000	498,250
5.10%, 6/1/2035	500,000	492,900
Steel Dynamics, Inc.:
3.25%, 1/15/2031	210,000	192,373
3.25%, 10/15/2050	200,000	131,994
3.45%, 4/15/2030 (b)	200,000	187,606
5.25%, 5/15/2035 (b)	110,000	108,900
5.75%, 5/15/2055	110,000	106,596
Vale Overseas Ltd.:
3.75%, 7/8/2030	466,000	433,622
6.13%, 6/12/2033 (b)	300,000	307,689
6.40%, 6/28/2054 (b)	640,000	636,301
6.88%, 11/21/2036	352,000	381,448
6.88%, 11/10/2039	365,000	395,477
		6,091,625
IT SERVICES — 0.2%
Accenture Capital, Inc.:
3.90%, 10/4/2027	490,000	486,692
4.05%, 10/4/2029	495,000	487,862
4.25%, 10/4/2031	165,000	161,936
4.50%, 10/4/2034	160,000	154,445
Apple, Inc.:
4.00%, 5/10/2028	785,000	784,890
4.30%, 5/10/2033 (b)	520,000	516,183
4.42%, 5/8/2026	200,000	200,066
Booz Allen Hamilton, Inc.:
5.95%, 8/4/2033	252,000	252,328
5.95%, 4/15/2035	290,000	287,973
CGI, Inc. 4.95%, 3/14/2030 (c)	500,000	500,030
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041	300,000	220,959
3.45%, 12/15/2051 (b)	200,000	134,836
4.35%, 2/1/2030	200,000	195,520
4.75%, 4/1/2028 (g)	110,000	110,450
4.85%, 2/1/2035	250,000	238,530
5.00%, 4/1/2030 (g)	180,000	180,659
5.30%, 4/1/2032 (g)	125,000	125,826

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.40%, 4/15/2034	$585,000	$588,551
5.50%, 4/1/2035 (g)	250,000	250,145
Genpact Luxembourg SARL/Genpact USA, Inc. 6.00%, 6/4/2029	275,000	284,996
Hewlett Packard Enterprise Co.:
4.40%, 9/25/2027	180,000	179,471
4.45%, 9/25/2026	365,000	364,263
4.55%, 10/15/2029	400,000	395,708
4.85%, 10/15/2031 (b)	400,000	395,712
5.00%, 10/15/2034	685,000	666,984
5.25%, 7/1/2028	775,000	789,260
5.60%, 10/15/2054	500,000	475,145
IBM International Capital Pte. Ltd.:
4.60%, 2/5/2027	200,000	200,908
4.60%, 2/5/2029	391,000	392,075
4.90%, 2/5/2034 (b)	200,000	196,746
5.25%, 2/5/2044	450,000	428,549
5.30%, 2/5/2054	125,000	116,776
International Business Machines Corp.:
4.65%, 2/10/2028	500,000	503,160
4.80%, 2/10/2030	500,000	503,420
5.00%, 2/10/2032 (b)	500,000	502,950
5.20%, 2/10/2035	500,000	501,355
5.70%, 2/10/2055	500,000	495,500
Leidos, Inc.:
5.40%, 3/15/2032	270,000	271,852
5.50%, 3/15/2035	335,000	333,874
NetApp, Inc.:
5.50%, 3/17/2032	175,000	176,390
5.70%, 3/17/2035	250,000	249,668
		14,302,643
LEISURE TIME — 0.0% (a)
Brunswick Corp.:
2.40%, 8/18/2031 (b)	300,000	249,165
5.10%, 4/1/2052	150,000	113,943
		363,108
LODGING — 0.1%
Choice Hotels International, Inc.:
3.70%, 12/1/2029	372,000	350,379
3.70%, 1/15/2031	155,000	141,988
Hyatt Hotels Corp.:
4.38%, 9/15/2028 (b)	201,000	197,840
5.05%, 3/30/2028 (b)	90,000	90,434
5.25%, 6/30/2029	208,000	210,009
5.38%, 12/15/2031	500,000	498,695
5.75%, 1/30/2027	360,000	366,300
5.75%, 3/30/2032	125,000	125,727
Las Vegas Sands Corp.:
3.50%, 8/18/2026	300,000	294,267
Security Description	Principal Amount	Value
3.90%, 8/8/2029	$200,000	$188,122
6.20%, 8/15/2034	445,000	447,100
Marriott International, Inc.:
Series II, 2.75%, 10/15/2033 (b)	500,000	414,690
Series HH, 2.85%, 4/15/2031	371,000	329,871
Series R, 3.13%, 6/15/2026	524,000	515,087
Series X, 4.00%, 4/15/2028	248,000	243,653
Series FF, 4.63%, 6/15/2030	200,000	198,178
4.80%, 3/15/2030	200,000	199,552
5.00%, 10/15/2027	333,000	337,219
5.10%, 4/15/2032	320,000	318,410
5.35%, 3/15/2035	200,000	197,668
5.50%, 4/15/2037	300,000	296,304
5.55%, 10/15/2028	540,000	555,671
Sands China Ltd.:
3.25%, 8/8/2031 (b)	200,000	173,608
4.38%, 6/18/2030 (b)	289,000	272,744
5.40%, 8/8/2028	710,000	709,730
		7,673,246
MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar Financial Services Corp.:
Series MTN, 1.10%, 9/14/2027	623,000	578,667
Series MTN, 1.15%, 9/14/2026	135,000	129,188
Series MTN, 3.60%, 8/12/2027	200,000	197,088
Series DMTN, 4.35%, 5/15/2026	300,000	300,534
4.38%, 8/16/2029 (b)	195,000	194,548
4.40%, 10/15/2027	250,000	250,808
4.40%, 3/3/2028	500,000	501,130
4.45%, 10/16/2026	180,000	180,706
4.50%, 1/7/2027	100,000	100,466
4.50%, 1/8/2027	200,000	201,142
4.60%, 11/15/2027	300,000	302,139
4.70%, 11/15/2029 (b)	200,000	202,066
4.80%, 1/8/2030 (b)	100,000	101,374
4.85%, 2/27/2029	200,000	203,080
Caterpillar, Inc.:
2.60%, 9/19/2029	145,000	134,663
3.25%, 9/19/2049	428,000	301,410
3.80%, 8/15/2042	200,000	164,668
4.75%, 5/15/2064	375,000	325,144
5.20%, 5/27/2041	200,000	197,692
5.30%, 9/15/2035	300,000	311,550
6.05%, 8/15/2036	160,000	174,976
Oshkosh Corp. 4.60%, 5/15/2028	201,000	200,049
		5,253,088

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
MACHINERY-DIVERSIFIED — 0.2%
AGCO Corp. 5.80%, 3/21/2034 (b)	$315,000	$319,010
CNH Industrial Capital LLC:
4.50%, 10/8/2027	200,000	199,008
4.75%, 3/21/2028 (b)	125,000	125,226
5.10%, 4/20/2029 (b)	300,000	303,690
5.50%, 1/12/2029 (b)	299,000	307,052
Deere & Co.:
3.10%, 4/15/2030	300,000	281,232
3.75%, 4/15/2050	200,000	155,448
5.45%, 1/16/2035	250,000	259,027
5.70%, 1/19/2055	115,000	119,615
Dover Corp.:
2.95%, 11/4/2029 (b)	255,000	237,242
5.38%, 10/15/2035	170,000	173,946
5.38%, 3/1/2041	250,000	243,092
Flowserve Corp. 2.80%, 1/15/2032	247,000	211,279
IDEX Corp.:
2.63%, 6/15/2031	150,000	130,758
3.00%, 5/1/2030	465,000	424,294
4.95%, 9/1/2029	200,000	200,430
Ingersoll Rand, Inc.:
5.40%, 8/14/2028	350,000	358,652
5.45%, 6/15/2034	460,000	466,688
5.70%, 8/14/2033	473,000	488,529
John Deere Capital Corp.:
Series MTN, 1.05%, 6/17/2026 (b)	161,000	155,082
1.45%, 1/15/2031 (b)	320,000	271,530
Series MTN, 1.50%, 3/6/2028	291,000	269,419
Series MTN, 1.70%, 1/11/2027 (b)	221,000	211,561
Series MTN, 2.25%, 9/14/2026	165,000	160,382
Series MTN, 2.45%, 1/9/2030 (b)	200,000	183,340
Series MTN, 2.65%, 6/10/2026	200,000	196,506
Series MTN, 2.80%, 7/18/2029 (b)	190,000	178,197
Series MTN, 3.05%, 1/6/2028	150,000	145,810
Series MTN, 3.45%, 3/7/2029	458,000	442,428
Series MTN, 4.15%, 9/15/2027	310,000	309,442
4.40%, 9/8/2031	350,000	346,377
4.50%, 1/8/2027	100,000	100,533
4.50%, 1/16/2029	848,000	851,901
4.65%, 1/7/2028	85,000	86,097
Series MTN, 4.70%, 6/10/2030	541,000	546,107
Security Description	Principal Amount	Value
Series MTN, 4.75%, 6/8/2026	$200,000	$201,180
Series MTN, 4.85%, 3/5/2027	200,000	202,554
Series MTN, 4.85%, 6/11/2029	500,000	507,930
Series MTN, 4.85%, 10/11/2029	255,000	259,937
Series MTN, 4.90%, 6/11/2027	200,000	202,742
Series MTN, 4.95%, 7/14/2028	520,000	530,520
Series MTN, 5.05%, 6/12/2034	500,000	502,580
Series MTN, 5.10%, 4/11/2034	1,000,000	1,011,450
Series I, 5.15%, 9/8/2033	300,000	305,478
Nordson Corp. 4.50%, 12/15/2029	500,000	491,900
nVent Finance SARL 5.65%, 5/15/2033	375,000	374,569
Otis Worldwide Corp.:
3.11%, 2/15/2040	408,000	309,872
3.36%, 2/15/2050 (b)	200,000	137,948
5.13%, 11/19/2031	200,000	202,262
5.25%, 8/16/2028	362,000	369,910
Rockwell Automation, Inc.:
1.75%, 8/15/2031	150,000	126,891
4.20%, 3/1/2049 (b)	485,000	403,307
Westinghouse Air Brake Technologies Corp.:
3.45%, 11/15/2026	289,000	284,096
4.70%, 9/15/2028	600,151	601,291
5.61%, 3/11/2034 (b)	200,000	205,216
Xylem, Inc.:
1.95%, 1/30/2028	226,000	210,926
3.25%, 11/1/2026 (b)	130,000	127,617
4.38%, 11/1/2046	200,000	166,560
		17,195,666
MEDIA — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029	786,000	707,486
2.30%, 2/1/2032	215,000	174,047
2.80%, 4/1/2031	963,000	831,859
3.50%, 6/1/2041	588,000	407,531
3.50%, 3/1/2042	520,000	355,545
3.70%, 4/1/2051	1,013,000	638,504
3.75%, 2/15/2028	498,000	482,403
3.85%, 4/1/2061	375,000	227,201
3.90%, 6/1/2052	678,000	438,402
3.95%, 6/30/2062	300,000	183,936
4.40%, 12/1/2061	628,000	416,992
4.80%, 3/1/2050	888,000	669,161

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.05%, 3/30/2029	$461,000	$458,340
5.13%, 7/1/2049	576,000	455,858
5.25%, 4/1/2053	450,000	362,984
5.38%, 5/1/2047	200,000	165,330
5.75%, 4/1/2048	834,000	719,333
6.10%, 6/1/2029	100,000	103,302
6.15%, 11/10/2026	250,000	254,900
6.38%, 10/23/2035	875,000	884,931
6.48%, 10/23/2045	897,000	849,540
6.55%, 6/1/2034	200,000	205,714
6.65%, 2/1/2034	200,000	207,308
6.83%, 10/23/2055	200,000	194,404
Comcast Corp.:
1.50%, 2/15/2031	407,000	340,073
1.95%, 1/15/2031 (b)	200,000	171,650
2.35%, 1/15/2027	615,000	594,213
2.65%, 2/1/2030 (b)	609,000	557,473
2.65%, 8/15/2062	200,000	104,966
2.80%, 1/15/2051	435,000	262,214
2.89%, 11/1/2051 (b)	1,088,000	662,548
2.94%, 11/1/2056	1,810,000	1,062,886
2.99%, 11/1/2063	775,000	438,557
3.15%, 2/15/2028	544,000	526,157
3.20%, 7/15/2036	248,000	204,585
3.25%, 11/1/2039	860,000	666,620
3.30%, 2/1/2027	661,000	649,479
3.40%, 7/15/2046	628,000	449,460
3.45%, 2/1/2050	377,000	261,404
3.55%, 5/1/2028	336,000	327,462
3.90%, 3/1/2038	516,000	443,007
3.97%, 11/1/2047	610,000	471,115
4.00%, 3/1/2048	705,000	543,576
4.00%, 11/1/2049	487,000	372,117
4.05%, 11/1/2052	482,000	365,886
4.15%, 10/15/2028	1,340,000	1,325,193
4.20%, 8/15/2034	175,000	163,098
4.25%, 10/15/2030 (b)	393,000	385,466
4.25%, 1/15/2033	200,000	190,054
4.40%, 8/15/2035	90,000	84,447
4.55%, 1/15/2029	641,000	643,378
4.60%, 10/15/2038	419,000	385,019
4.65%, 2/15/2033 (b)	290,000	283,736
4.65%, 7/15/2042	218,000	193,819
4.80%, 5/15/2033	550,000	540,705
4.95%, 10/15/2058 (b)	295,000	255,308
5.30%, 6/1/2034 (b)	540,000	548,581
5.35%, 5/15/2053	469,000	437,188
5.50%, 11/15/2032 (b)	825,000	856,119
5.50%, 5/15/2064	550,000	514,882
5.65%, 6/15/2035	320,000	330,592
5.65%, 6/1/2054 (b)	275,000	269,398
6.50%, 11/15/2035	152,000	167,998
7.05%, 3/15/2033	261,000	294,925
Security Description	Principal Amount	Value
Discovery Communications LLC:
3.63%, 5/15/2030	$200,000	$179,894
3.95%, 3/20/2028	510,000	489,855
4.00%, 9/15/2055	200,000	125,582
4.13%, 5/15/2029	413,000	389,723
4.65%, 5/15/2050	797,420	576,598
5.00%, 9/20/2037	600,000	507,174
5.20%, 9/20/2047	244,000	192,479
FactSet Research Systems, Inc. 2.90%, 3/1/2027	220,000	213,187
Fox Corp.:
4.71%, 1/25/2029	411,000	409,529
5.48%, 1/25/2039	998,000	961,244
5.58%, 1/25/2049	578,000	541,326
6.50%, 10/13/2033	200,000	213,874
Grupo Televisa SAB:
5.25%, 5/24/2049	205,000	151,009
6.63%, 1/15/2040	200,000	185,048
8.50%, 3/11/2032	150,000	164,939
NBCUniversal Media LLC:
4.45%, 1/15/2043	290,000	250,102
5.95%, 4/1/2041	200,000	206,756
6.40%, 4/30/2040	585,000	631,964
Paramount Global:
3.70%, 6/1/2028	250,000	240,933
4.20%, 6/1/2029	226,000	217,563
4.20%, 5/19/2032	264,000	236,409
4.38%, 3/15/2043	526,000	389,761
4.60%, 1/15/2045	250,000	187,530
4.85%, 7/1/2042	331,000	265,793
4.90%, 8/15/2044	200,000	155,094
4.95%, 1/15/2031	279,000	267,832
4.95%, 5/19/2050	350,000	267,862
5.25%, 4/1/2044	200,000	160,608
5.50%, 5/15/2033	257,000	246,676
5.85%, 9/1/2043	485,000	424,729
5.90%, 10/15/2040	200,000	177,788
Time Warner Cable LLC:
4.50%, 9/15/2042	580,000	440,655
5.50%, 9/1/2041	508,500	439,512
6.55%, 5/1/2037	440,000	435,877
6.75%, 6/15/2039	348,000	347,464
7.30%, 7/1/2038	300,000	314,424
TWDC Enterprises 18 Corp.:
Series MTN, 1.85%, 7/30/2026 (b)	288,000	279,084
Series MTN, 2.95%, 6/15/2027 (b)	382,000	371,590
Series MTN, 3.70%, 12/1/2042	290,000	230,715
Series E, 4.13%, 12/1/2041	200,000	170,138
Series GMTN, 4.13%, 6/1/2044	293,000	243,808

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Walt Disney Co.:
2.00%, 9/1/2029	$390,000	$352,268
2.20%, 1/13/2028 (b)	200,538	190,110
2.65%, 1/13/2031 (b)	900,000	812,817
2.75%, 9/1/2049	917,000	576,069
3.38%, 11/15/2026 (b)	249,000	245,820
3.60%, 1/13/2051 (b)	1,088,000	800,093
3.70%, 3/23/2027	250,000	247,955
3.80%, 5/13/2060	200,000	145,962
4.63%, 3/23/2040	300,000	281,433
4.75%, 9/15/2044	378,000	342,188
4.75%, 11/15/2046	307,000	274,157
4.95%, 10/15/2045	302,000	280,609
5.40%, 10/1/2043 (b)	351,000	347,595
6.15%, 3/1/2037	200,000	217,350
6.40%, 12/15/2035 (b)	514,000	571,121
6.55%, 3/15/2033	200,000	222,744
6.65%, 11/15/2037	369,000	418,616
7.75%, 12/1/2045	150,000	190,917
		47,160,317
METAL FABRICATE & HARDWARE — 0.0% (a)
Precision Castparts Corp. 4.38%, 6/15/2045	200,000	174,154
MINING — 0.2%
AngloGold Ashanti Holdings PLC 3.38%, 11/1/2028 (b)	190,000	179,058
Barrick Gold Corp. 5.25%, 4/1/2042	292,000	281,637
Barrick North America Finance LLC:
5.70%, 5/30/2041	637,000	632,764
5.75%, 5/1/2043	193,000	192,942
BHP Billiton Finance USA Ltd.:
4.13%, 2/24/2042	325,000	274,121
4.75%, 2/28/2028 (b)	400,000	404,008
5.00%, 2/21/2030	200,000	203,080
5.00%, 9/30/2043	911,000	849,681
5.10%, 9/8/2028	500,000	510,295
5.13%, 2/21/2032	200,000	202,228
5.25%, 9/8/2026	386,000	390,725
5.25%, 9/8/2033	350,000	353,983
5.30%, 2/21/2035	200,000	201,876
5.50%, 9/8/2053 (b)	195,000	191,866
Freeport-McMoRan, Inc.:
4.13%, 3/1/2028	200,000	196,492
4.25%, 3/1/2030	344,000	332,063
4.38%, 8/1/2028 (b)	178,000	175,634
5.40%, 11/14/2034 (b)	432,000	432,829
5.45%, 3/15/2043	622,000	584,182
Kinross Gold Corp. 4.50%, 7/15/2027	275,000	273,796
Newmont Corp.:
2.25%, 10/1/2030	624,000	551,934
2.60%, 7/15/2032 (b)	350,000	302,095
Security Description	Principal Amount	Value
4.88%, 3/15/2042	$537,000	$494,351
6.25%, 10/1/2039	246,000	264,130
Newmont Corp./Newcrest Finance Pty. Ltd. 5.35%, 3/15/2034	350,000	353,395
Rio Tinto Alcan, Inc.:
6.13%, 12/15/2033	205,000	219,385
7.25%, 3/15/2031	259,000	290,536
Rio Tinto Finance USA Ltd. 2.75%, 11/2/2051	666,000	405,621
Rio Tinto Finance USA PLC:
4.38%, 3/12/2027 (b)	110,000	110,277
4.50%, 3/14/2028 (b)	110,000	110,623
4.75%, 3/22/2042	150,000	136,251
4.88%, 3/14/2030	235,000	237,355
5.00%, 3/14/2032	250,000	251,113
5.00%, 3/9/2033	242,000	242,840
5.13%, 3/9/2053	1,000,000	923,070
5.25%, 3/14/2035	165,000	166,287
5.75%, 3/14/2055	215,000	215,432
5.88%, 3/14/2065	210,000	212,306
Southern Copper Corp.:
5.25%, 11/8/2042	335,000	310,830
5.88%, 4/23/2045 (b)	230,000	227,426
6.75%, 4/16/2040	884,000	957,876
Yamana Gold, Inc. 2.63%, 8/15/2031	200,000	171,766
		14,018,159
MISCELLANEOUS MANUFACTURER — 0.1%
3M Co.:
2.38%, 8/26/2029 (b)	471,000	429,938
2.88%, 10/15/2027 (b)	200,000	192,618
3.05%, 4/15/2030 (b)	167,000	155,602
3.25%, 8/26/2049	200,000	137,728
Series MTN, 3.38%, 3/1/2029 (b)	215,000	205,944
Series MTN, 3.63%, 10/15/2047	300,000	223,473
Series MTN, 3.88%, 6/15/2044	247,000	197,106
4.80%, 3/15/2030	500,000	501,655
5.15%, 3/15/2035 (b)	500,000	499,355
Series MTN, 5.70%, 3/15/2037 (b)	395,000	412,890
Carlisle Cos., Inc.:
2.20%, 3/1/2032	300,000	249,828
3.75%, 12/1/2027	399,000	390,007
Eaton Corp.:
3.10%, 9/15/2027	196,000	190,586
4.00%, 11/2/2032	148,000	140,448
4.15%, 3/15/2033 (b)	440,000	420,037
4.15%, 11/2/2042	352,000	301,657
4.35%, 5/18/2028 (b)	130,000	130,324
4.70%, 8/23/2052 (b)	518,000	460,637

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Illinois Tool Works, Inc.:
2.65%, 11/15/2026	$610,000	$596,135
3.90%, 9/1/2042	305,000	253,238
Parker-Hannifin Corp.:
3.25%, 3/1/2027	214,000	210,120
3.25%, 6/14/2029	352,000	335,097
4.00%, 6/14/2049	467,000	370,873
Series MTN, 4.20%, 11/21/2034 (b)	493,000	464,726
Series MTN, 4.45%, 11/21/2044	219,000	191,240
Pentair Finance SARL 4.50%, 7/1/2029	200,000	197,024
Teledyne Technologies, Inc.:
2.25%, 4/1/2028	194,000	181,706
2.75%, 4/1/2031	204,000	181,870
Textron, Inc.:
3.90%, 9/17/2029	645,000	618,626
5.50%, 5/15/2035 (b)	400,000	400,688
		9,241,176
OFFICE & BUSINESS EQUIPMENT — 0.0% (a)
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026	550,000	531,333
3.25%, 2/15/2029	347,000	324,681
3.57%, 12/1/2031	297,000	268,761
5.10%, 3/1/2030	250,000	249,798
		1,374,573
OIL & GAS — 0.8%
APA Corp.:
4.75%, 4/15/2043 (c)	94,000	73,486
6.10%, 2/15/2035 (c)	225,000	224,033
6.75%, 2/15/2055 (c)	500,000	489,335
BP Capital Markets America, Inc.:
1.75%, 8/10/2030 (b)	273,000	235,654
2.72%, 1/12/2032	637,000	558,910
2.77%, 11/10/2050	390,000	238,891
2.94%, 6/4/2051	1,353,000	851,930
3.00%, 2/24/2050	592,000	382,012
3.00%, 3/17/2052	256,000	162,153
3.02%, 1/16/2027	203,000	198,366
3.06%, 6/17/2041	200,000	146,838
3.12%, 5/4/2026 (b)	391,000	385,643
3.38%, 2/8/2061	361,000	232,773
3.59%, 4/14/2027	157,000	154,739
4.23%, 11/6/2028	739,000	732,541
4.70%, 4/10/2029	750,000	754,980
4.81%, 2/13/2033	298,000	293,128
4.87%, 11/25/2029 (b)	250,000	253,663
4.89%, 9/11/2033 (b)	580,000	571,544
4.97%, 10/17/2029	360,000	366,458
5.02%, 11/17/2027	350,000	355,663
5.23%, 11/17/2034	870,000	874,428
Security Description	Principal Amount	Value
Canadian Natural Resources Ltd.:
2.95%, 7/15/2030 (b)	$823,000	$742,428
5.00%, 12/15/2029 (c)	200,000	199,832
5.40%, 12/15/2034 (b) (c)	125,000	123,546
6.25%, 3/15/2038	350,000	363,244
6.45%, 6/30/2033	111,000	117,666
6.50%, 2/15/2037	172,000	180,658
Cenovus Energy, Inc.:
3.75%, 2/15/2052 (b)	275,000	188,301
4.25%, 4/15/2027	200,000	198,362
5.40%, 6/15/2047	200,000	178,088
Chevron Corp.:
2.00%, 5/11/2027	178,000	170,253
2.24%, 5/11/2030	456,000	409,611
2.95%, 5/16/2026	787,000	775,990
Chevron USA, Inc.:
1.02%, 8/12/2027	214,000	199,168
2.34%, 8/12/2050	100,000	57,711
3.25%, 10/15/2029	618,000	590,011
4.41%, 2/26/2027	290,000	291,882
4.48%, 2/26/2028	350,000	352,485
4.69%, 4/15/2030	350,000	352,958
4.82%, 4/15/2032	350,000	352,037
4.98%, 4/15/2035	350,000	350,942
CNOOC Finance 2013 Ltd.:
2.88%, 9/30/2029	212,000	200,588
4.25%, 5/9/2043	331,000	302,034
CNOOC Finance 2014 ULC 4.88%, 4/30/2044	105,000	103,482
CNOOC Finance 2015 USA LLC 4.38%, 5/2/2028 (b)	1,104,000	1,103,547
CNOOC Petroleum North America ULC 6.40%, 5/15/2037	400,000	467,276
ConocoPhillips 5.90%, 10/15/2032	461,000	492,578
ConocoPhillips Co.:
3.80%, 3/15/2052	300,000	221,457
4.03%, 3/15/2062	384,000	279,283
4.30%, 11/15/2044	419,000	351,403
4.70%, 1/15/2030	240,000	241,411
4.85%, 1/15/2032	200,000	200,228
5.00%, 1/15/2035	500,000	494,960
5.05%, 9/15/2033 (b)	538,000	539,592
5.30%, 5/15/2053	790,000	738,650
5.50%, 1/15/2055 (b)	295,000	285,277
5.65%, 1/15/2065	290,000	279,566
5.90%, 5/15/2038	136,000	143,232
6.50%, 2/1/2039	360,000	398,862
6.95%, 4/15/2029	200,000	217,914
Continental Resources, Inc. 4.90%, 6/1/2044 (b)	350,000	283,612
Coterra Energy, Inc.:
3.90%, 5/15/2027	339,000	333,647

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.40%, 2/15/2035	$40,000	$39,389
5.60%, 3/15/2034	310,000	311,745
5.90%, 2/15/2055	235,000	223,198
Devon Energy Corp.:
4.75%, 5/15/2042	649,000	543,414
5.00%, 6/15/2045	645,000	547,257
5.20%, 9/15/2034 (b)	200,000	192,850
5.60%, 7/15/2041	328,000	305,788
5.75%, 9/15/2054	200,000	183,052
7.88%, 9/30/2031	250,000	284,808
Diamondback Energy, Inc.:
3.13%, 3/24/2031	259,000	234,302
3.50%, 12/1/2029	538,000	509,082
4.25%, 3/15/2052	200,000	151,730
4.40%, 3/24/2051 (b)	292,000	228,070
5.20%, 4/18/2027	330,000	334,082
5.40%, 4/18/2034 (b)	568,000	566,836
5.55%, 4/1/2035	355,000	356,331
5.75%, 4/18/2054	235,000	221,245
5.90%, 4/18/2064	355,000	333,281
6.25%, 3/15/2033	524,000	553,569
6.25%, 3/15/2053	200,000	200,410
EOG Resources, Inc.:
3.90%, 4/1/2035	577,000	525,503
4.38%, 4/15/2030	218,000	215,750
4.95%, 4/15/2050	325,000	292,880
5.65%, 12/1/2054	415,000	410,107
EQT Corp.:
3.90%, 10/1/2027	300,000	294,468
5.00%, 1/15/2029	189,000	190,028
5.75%, 2/1/2034 (b)	286,000	291,634
7.00%, 2/1/2030 (b)	509,000	549,104
Equinor ASA:
2.38%, 5/22/2030	292,000	263,477
3.13%, 4/6/2030	531,000	497,844
3.25%, 11/18/2049	337,000	235,037
3.63%, 4/6/2040	164,000	136,550
3.70%, 4/6/2050	500,000	378,120
3.95%, 5/15/2043	247,000	206,697
4.80%, 11/8/2043	706,000	653,855
5.10%, 8/17/2040	200,000	197,942
Expand Energy Corp.:
4.75%, 2/1/2032	280,000	265,177
5.38%, 2/1/2029	250,000	249,105
5.70%, 1/15/2035	415,000	416,760
Exxon Mobil Corp.:
2.28%, 8/16/2026 (b)	227,000	221,375
2.44%, 8/16/2029 (b)	679,000	632,876
2.61%, 10/15/2030	1,207,000	1,095,775
3.00%, 8/16/2039	400,000	310,736
3.45%, 4/15/2051	1,046,000	748,423
3.48%, 3/19/2030 (b)	548,000	525,844
4.11%, 3/1/2046	752,000	619,092
4.23%, 3/19/2040	557,000	497,718
4.33%, 3/19/2050	800,000	669,968
Security Description	Principal Amount	Value
Helmerich & Payne, Inc. 4.85%, 12/1/2029 (b) (c)	$200,000	$194,268
Hess Corp.:
5.60%, 2/15/2041	300,000	300,873
5.80%, 4/1/2047 (b)	307,000	310,543
7.13%, 3/15/2033	98,000	110,766
7.30%, 8/15/2031	387,000	437,941
HF Sinclair Corp.:
5.75%, 1/15/2031 (b)	420,000	425,267
6.25%, 1/15/2035	500,000	502,305
Marathon Petroleum Corp.:
4.75%, 9/15/2044	210,000	176,159
5.13%, 12/15/2026	595,000	599,593
5.15%, 3/1/2030	335,000	337,020
5.70%, 3/1/2035	375,000	374,074
6.50%, 3/1/2041	298,000	308,665
Occidental Petroleum Corp.:
5.20%, 8/1/2029	400,000	399,676
5.38%, 1/1/2032	225,000	221,776
5.55%, 10/1/2034 (b)	205,000	200,543
6.05%, 10/1/2054	275,000	258,052
6.38%, 9/1/2028	380,000	394,113
6.45%, 9/15/2036	907,000	933,167
6.60%, 3/15/2046	200,000	201,726
6.63%, 9/1/2030	1,101,000	1,157,492
7.50%, 5/1/2031	300,000	330,690
7.95%, 6/15/2039	155,000	176,444
Ovintiv, Inc.:
6.25%, 7/15/2033 (b)	340,000	351,485
6.50%, 8/15/2034	200,000	208,220
6.63%, 8/15/2037	355,000	370,116
7.20%, 11/1/2031	200,000	216,848
Patterson-UTI Energy, Inc. 7.15%, 10/1/2033 (b)	200,000	210,728
Phillips 66 Co.:
2.15%, 12/15/2030	611,500	530,923
3.15%, 12/15/2029	518,000	483,636
3.30%, 3/15/2052	1,001,000	639,108
3.75%, 3/1/2028	291,000	284,624
4.65%, 11/15/2034	350,000	330,495
4.88%, 11/15/2044	660,000	572,200
4.90%, 10/1/2046	200,000	171,900
4.95%, 3/15/2035 (b)	200,000	192,598
5.50%, 3/15/2055	150,000	136,517
Pioneer Natural Resources Co.:
1.90%, 8/15/2030	366,000	318,457
2.15%, 1/15/2031	764,000	666,055
Shell Finance U.S., Inc.:
2.38%, 11/7/2029	683,000	625,191
2.75%, 4/6/2030	391,000	359,775
3.25%, 4/6/2050	592,000	408,249
3.75%, 9/12/2046	603,000	464,238
4.00%, 5/10/2046	282,000	225,216
4.13%, 5/11/2035 (b)	459,000	429,720

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 5/11/2045	$694,000	$590,677
Shell International Finance BV:
2.50%, 9/12/2026	455,000	444,521
2.88%, 5/10/2026	1,083,000	1,067,069
3.00%, 11/26/2051	550,000	357,154
3.13%, 11/7/2049	345,000	231,126
6.38%, 12/15/2038	936,000	1,036,508
Suncor Energy, Inc.:
3.75%, 3/4/2051 (b)	161,000	113,428
6.80%, 5/15/2038	200,000	216,050
6.85%, 6/1/2039	375,000	412,973
TotalEnergies Capital International SA:
2.83%, 1/10/2030 (b)	329,700	307,811
2.99%, 6/29/2041	200,000	145,622
3.13%, 5/29/2050	1,131,000	751,640
3.46%, 2/19/2029	200,000	193,864
3.46%, 7/12/2049	200,000	142,708
TotalEnergies Capital SA:
3.88%, 10/11/2028	228,000	225,086
4.72%, 9/10/2034 (b)	250,000	245,283
5.15%, 4/5/2034 (b)	226,000	228,610
5.28%, 9/10/2054	500,000	471,265
5.43%, 9/10/2064	500,000	470,110
5.49%, 4/5/2054	280,000	270,743
5.64%, 4/5/2064	300,000	292,977
Valero Energy Corp.:
2.15%, 9/15/2027	200,000	188,864
2.80%, 12/1/2031 (b)	200,000	175,182
3.65%, 12/1/2051	200,000	135,000
5.15%, 2/15/2030	235,000	237,188
6.63%, 6/15/2037	992,000	1,062,611
Woodside Finance Ltd.:
5.10%, 9/12/2034	500,000	485,105
5.70%, 9/12/2054	200,000	186,316
		67,556,167
OIL & GAS SERVICES — 0.0% (a)
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.:
2.06%, 12/15/2026 (b)	375,000	361,170
3.14%, 11/7/2029	327,000	307,736
3.34%, 12/15/2027	471,000	460,237
4.08%, 12/15/2047	368,500	290,662
4.49%, 5/1/2030	645,000	639,756
Halliburton Co.:
2.92%, 3/1/2030	200,000	183,418
4.75%, 8/1/2043	100,000	87,610
4.85%, 11/15/2035	416,000	398,832
5.00%, 11/15/2045 (b)	625,000	562,244
6.70%, 9/15/2038 (b)	458,000	507,409
NOV, Inc. 3.60%, 12/1/2029 (b)	260,000	245,656
		4,044,730
Security Description	Principal Amount	Value
PACKAGING & CONTAINERS — 0.1%
Amcor Finance USA, Inc.:
4.50%, 5/15/2028	$200,000	$198,732
5.63%, 5/26/2033 (b)	200,000	205,020
Amcor Flexibles North America, Inc.:
2.63%, 6/19/2030 (b)	300,000	268,836
2.69%, 5/25/2031 (b)	250,000	219,927
4.80%, 3/17/2028 (c)	75,000	75,431
5.10%, 3/17/2030 (c)	140,000	141,264
5.50%, 3/17/2035 (c)	175,000	175,639
AptarGroup, Inc. 3.60%, 3/15/2032	150,000	136,551
Berry Global, Inc.:
1.65%, 1/15/2027	198,000	187,866
5.65%, 1/15/2034	300,000	303,858
5.80%, 6/15/2031	335,000	349,392
Packaging Corp. of America:
3.00%, 12/15/2029	400,000	370,472
3.40%, 12/15/2027	200,000	194,292
Smurfit Kappa Treasury ULC:
5.20%, 1/15/2030 (c)	200,000	202,770
5.44%, 4/3/2034 (c)	258,000	260,345
Smurfit Westrock Financing DAC 5.42%, 1/15/2035 (c)	400,000	401,656
Sonoco Products Co.:
2.25%, 2/1/2027	225,000	215,458
2.85%, 2/1/2032 (b)	200,000	173,644
3.13%, 5/1/2030	434,000	397,475
5.00%, 9/1/2034 (b)	145,000	138,958
WestRock MWV LLC 8.20%, 1/15/2030	250,000	285,622
WRKCo, Inc.:
3.00%, 6/15/2033 (b)	200,000	171,660
3.90%, 6/1/2028	269,000	262,528
4.00%, 3/15/2028	273,000	267,788
4.90%, 3/15/2029	228,500	229,597
		5,834,781
PHARMACEUTICALS — 1.2%
AbbVie, Inc.:
2.95%, 11/21/2026	1,347,000	1,318,726
3.20%, 5/14/2026	652,000	643,785
3.20%, 11/21/2029	1,609,000	1,520,006
4.05%, 11/21/2039	1,450,000	1,272,114
4.25%, 11/14/2028	497,000	495,628
4.25%, 11/21/2049	1,369,000	1,134,942
4.30%, 5/14/2036	277,000	258,887
4.40%, 11/6/2042	1,200,000	1,059,720
4.45%, 5/14/2046	465,000	403,387
4.50%, 5/14/2035	939,000	900,510
4.55%, 3/15/2035	1,171,000	1,130,296
4.65%, 3/15/2028 (b)	120,000	120,966
4.70%, 5/14/2045	546,000	492,186
4.75%, 3/15/2045	200,000	182,052

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.80%, 3/15/2027	$550,000	$555,621
4.80%, 3/15/2029	830,000	840,408
4.85%, 6/15/2044	519,000	480,085
4.88%, 3/15/2030 (b)	100,000	101,423
4.88%, 11/14/2048	501,000	457,999
4.95%, 3/15/2031	205,000	208,235
5.05%, 3/15/2034	685,000	689,946
5.20%, 3/15/2035	110,000	111,786
5.35%, 3/15/2044	200,000	198,008
5.40%, 3/15/2054	390,000	383,128
5.50%, 3/15/2064	485,000	477,158
5.60%, 3/15/2055	65,000	65,597
Astrazeneca Finance LLC:
1.20%, 5/28/2026	525,000	507,229
1.75%, 5/28/2028	415,500	384,317
4.80%, 2/26/2027	355,000	358,759
4.85%, 2/26/2029	335,000	339,754
4.88%, 3/3/2033 (b)	650,000	653,958
4.90%, 2/26/2031	280,000	284,654
5.00%, 2/26/2034 (b)	470,000	474,033
AstraZeneca PLC:
0.70%, 4/8/2026	523,000	504,904
1.38%, 8/6/2030	325,000	276,656
2.13%, 8/6/2050 (b)	200,000	110,644
3.00%, 5/28/2051 (b)	424,000	282,397
3.13%, 6/12/2027 (b)	285,000	278,690
4.00%, 9/18/2042	402,000	339,807
4.38%, 11/16/2045	340,000	295,650
6.45%, 9/15/2037	622,000	695,352
Becton Dickinson & Co.:
1.96%, 2/11/2031 (b)	594,000	506,724
2.82%, 5/20/2030	395,000	360,347
3.70%, 6/6/2027	570,000	559,974
4.67%, 6/6/2047	479,000	413,315
4.87%, 2/8/2029	350,000	352,342
5.08%, 6/7/2029	140,000	142,038
5.11%, 2/8/2034	400,000	399,348
Bristol-Myers Squibb Co.:
1.13%, 11/13/2027 (b)	243,500	225,220
1.45%, 11/13/2030 (b)	482,000	409,965
2.35%, 11/13/2040	291,000	198,290
2.55%, 11/13/2050	328,000	193,077
2.95%, 3/15/2032	570,000	508,451
3.20%, 6/15/2026 (b)	598,000	590,932
3.25%, 2/27/2027	328,000	322,864
3.40%, 7/26/2029	590,000	565,910
3.45%, 11/15/2027	157,800	154,713
3.70%, 3/15/2052	608,000	447,859
3.90%, 2/20/2028 (b)	646,000	640,018
4.13%, 6/15/2039	792,000	699,906
4.25%, 10/26/2049	897,000	732,203
4.35%, 11/15/2047	578,000	483,387
4.55%, 2/20/2048	405,000	349,491
4.63%, 5/15/2044	200,000	178,712
4.90%, 2/22/2027	275,000	278,451
Security Description	Principal Amount	Value
4.90%, 2/22/2029	$340,000	$345,641
5.10%, 2/22/2031	525,000	537,710
5.20%, 2/22/2034 (b)	765,000	778,273
5.50%, 2/22/2044	324,000	322,487
5.55%, 2/22/2054	355,000	349,817
5.65%, 2/22/2064	355,000	347,893
5.75%, 2/1/2031	540,000	570,591
5.90%, 11/15/2033	385,000	411,480
6.25%, 11/15/2053 (b)	400,000	430,696
6.40%, 11/15/2063	365,000	399,814
Cardinal Health, Inc.:
4.37%, 6/15/2047	200,000	164,004
4.60%, 3/15/2043	150,000	129,068
4.70%, 11/15/2026	250,000	250,948
5.00%, 11/15/2029	250,000	251,968
5.13%, 2/15/2029 (b)	506,000	513,727
5.35%, 11/15/2034	250,000	250,768
5.75%, 11/15/2054	255,000	249,043
Cencora, Inc.:
2.70%, 3/15/2031	276,000	245,615
2.80%, 5/15/2030 (b)	150,000	137,232
4.25%, 3/1/2045	318,000	261,749
4.30%, 12/15/2047	255,000	206,961
5.13%, 2/15/2034	255,000	254,480
5.15%, 2/15/2035 (b)	55,000	54,988
CVS Health Corp.:
1.30%, 8/21/2027	593,000	547,719
1.75%, 8/21/2030	457,000	386,773
1.88%, 2/28/2031	823,000	688,291
2.13%, 9/15/2031	277,000	230,946
3.00%, 8/15/2026	313,000	305,964
3.75%, 4/1/2030	200,000	188,634
4.13%, 4/1/2040	250,000	203,185
4.30%, 3/25/2028	1,605,435	1,585,495
4.78%, 3/25/2038	1,463,000	1,315,573
4.88%, 7/20/2035	384,000	360,407
5.00%, 1/30/2029	401,000	402,949
5.05%, 3/25/2048	2,580,000	2,201,411
5.13%, 7/20/2045	1,263,000	1,101,462
5.25%, 2/21/2033	620,000	611,921
5.30%, 6/1/2033	266,000	263,151
5.30%, 12/5/2043	209,000	187,475
5.63%, 2/21/2053	361,000	329,784
5.70%, 6/1/2034 (b)	500,000	507,420
5.88%, 6/1/2053	636,000	600,314
6.00%, 6/1/2044	700,000	682,066
6.00%, 6/1/2063	533,000	503,029
6.05%, 6/1/2054	400,000	388,192
6.13%, 9/15/2039	200,000	203,744
Eli Lilly & Co.:
2.25%, 5/15/2050 (b)	437,000	250,803
2.50%, 9/15/2060 (b)	193,000	106,231
3.38%, 3/15/2029	587,000	567,864
3.70%, 3/1/2045	200,000	161,478
3.95%, 5/15/2047	150,000	123,860

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.15%, 8/14/2027	$250,000	$250,118
4.15%, 3/15/2059	319,000	253,691
4.20%, 8/14/2029	605,000	601,255
4.50%, 2/9/2027	508,000	511,160
4.50%, 2/9/2029	341,000	343,639
4.55%, 2/12/2028	340,000	343,196
4.60%, 8/14/2034	250,000	245,615
4.70%, 2/27/2033 (b)	204,000	204,110
4.70%, 2/9/2034	500,000	494,260
4.75%, 2/12/2030	290,000	294,341
4.88%, 2/27/2053	386,000	354,838
4.90%, 2/12/2032	500,000	507,260
4.95%, 2/27/2063	410,000	373,038
5.00%, 2/9/2054	295,000	277,082
5.05%, 8/14/2054	425,000	401,378
5.10%, 2/12/2035	500,000	509,285
5.20%, 8/14/2064	160,000	151,464
5.50%, 2/12/2055	205,000	207,040
5.60%, 2/12/2065	235,000	237,033
GlaxoSmithKline Capital PLC:
3.38%, 6/1/2029 (b)	232,000	223,196
4.32%, 3/12/2027	125,000	125,404
GlaxoSmithKline Capital, Inc.:
3.88%, 5/15/2028	658,000	649,492
4.50%, 4/15/2030	250,000	250,055
4.88%, 4/15/2035	250,000	247,643
6.38%, 5/15/2038	816,000	899,942
Johnson & Johnson:
0.95%, 9/1/2027	413,000	383,941
1.30%, 9/1/2030	424,000	363,529
2.10%, 9/1/2040	390,000	268,390
2.25%, 9/1/2050 (b)	406,000	237,928
2.45%, 9/1/2060 (b)	360,000	200,250
2.90%, 1/15/2028 (b)	300,000	290,640
2.95%, 3/3/2027 (b)	428,500	420,131
3.40%, 1/15/2038	782,000	668,368
3.63%, 3/3/2037	641,000	569,958
3.70%, 3/1/2046	489,000	394,638
3.75%, 3/3/2047	280,000	225,078
4.50%, 3/1/2027	135,000	136,126
4.55%, 3/1/2028	135,000	136,472
4.70%, 3/1/2030	125,000	127,116
4.80%, 6/1/2029	615,000	627,515
4.85%, 3/1/2032	200,000	202,958
4.85%, 5/15/2041	100,000	98,402
4.90%, 6/1/2031	504,000	515,920
4.95%, 6/1/2034 (b)	255,000	261,202
5.00%, 3/1/2035	200,000	203,556
5.25%, 6/1/2054 (b)	220,000	220,893
5.85%, 7/15/2038	200,000	217,734
5.95%, 8/15/2037	442,000	486,218
6.95%, 9/1/2029	253,000	280,671
McKesson Corp.:
4.25%, 9/15/2029	250,000	247,490
4.90%, 7/15/2028	350,000	355,617
Security Description	Principal Amount	Value
Merck & Co., Inc.:
1.45%, 6/24/2030	$325,000	$279,425
1.70%, 6/10/2027 (b)	785,000	745,177
1.90%, 12/10/2028	673,000	618,581
2.15%, 12/10/2031	322,000	277,239
2.35%, 6/24/2040	397,000	277,459
2.45%, 6/24/2050 (b)	454,000	267,170
2.75%, 12/10/2051	375,000	232,706
2.90%, 12/10/2061	200,000	116,716
3.40%, 3/7/2029	732,000	706,995
3.70%, 2/10/2045	500,000	394,525
3.90%, 3/7/2039	300,000	260,244
4.00%, 3/7/2049	934,000	747,293
4.15%, 5/18/2043	381,000	324,513
4.50%, 5/17/2033 (b)	200,000	196,460
4.90%, 5/17/2044	295,000	276,902
5.00%, 5/17/2053 (b)	560,000	517,199
5.15%, 5/17/2063	342,000	318,252
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	200,000	210,840
Mylan, Inc.:
4.55%, 4/15/2028	325,000	318,052
5.20%, 4/15/2048	742,000	577,640
Novartis Capital Corp.:
2.00%, 2/14/2027	964,000	928,457
2.20%, 8/14/2030	451,000	403,027
3.80%, 9/18/2029 (b)	315,000	308,209
4.00%, 9/18/2031	130,000	126,148
4.20%, 9/18/2034 (b)	425,000	405,254
4.40%, 5/6/2044	1,189,000	1,060,647
4.70%, 9/18/2054	135,000	121,545
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2026	875,000	876,330
4.45%, 5/19/2028	1,125,000	1,127,092
4.65%, 5/19/2030 (b)	1,465,000	1,471,358
4.75%, 5/19/2033 (b)	961,000	950,458
5.11%, 5/19/2043	525,000	500,325
5.30%, 5/19/2053	1,942,000	1,843,327
5.34%, 5/19/2063	1,380,000	1,281,647
Pfizer, Inc.:
0.80%, 5/28/2025	300	298
1.70%, 5/28/2030	880,000	767,941
1.75%, 8/18/2031 (b)	200,500	169,896
2.55%, 5/28/2040	100,000	71,020
2.75%, 6/3/2026	1,981,000	1,948,096
3.00%, 12/15/2026	513,000	502,627
3.45%, 3/15/2029 (b)	541,000	523,504
3.90%, 3/15/2039	230,000	198,338
4.00%, 3/15/2049 (b)	477,000	377,407
4.13%, 12/15/2046	400,000	327,716
4.20%, 9/15/2048	200,000	163,954
4.30%, 6/15/2043	160,000	137,944
4.40%, 5/15/2044	181,000	158,453
7.20%, 3/15/2039	759,000	895,468

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Pharmacia LLC 6.60%, 12/1/2028	$300,000	$321,657
Sanofi SA 3.63%, 6/19/2028	341,000	334,784
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	542,000	531,978
Takeda Pharmaceutical Co. Ltd.:
2.05%, 3/31/2030	665,000	587,148
3.03%, 7/9/2040	456,000	340,390
3.18%, 7/9/2050 (b)	200,000	131,140
3.38%, 7/9/2060 (b)	200,000	127,670
5.00%, 11/26/2028 (b)	491,000	497,388
5.30%, 7/5/2034	300,000	303,180
5.65%, 7/5/2054	250,000	243,988
5.80%, 7/5/2064	250,000	245,073
Utah Acquisition Sub, Inc.:
3.95%, 6/15/2026	471,000	464,778
5.25%, 6/15/2046	901,000	717,944
Viatris, Inc.:
2.30%, 6/22/2027	187,000	176,025
2.70%, 6/22/2030	434,000	377,636
3.85%, 6/22/2040	477,000	346,541
4.00%, 6/22/2050	577,000	376,706
Wyeth LLC 5.95%, 4/1/2037	430,000	455,288
Zoetis, Inc.:
2.00%, 5/15/2030	400,000	351,576
3.90%, 8/20/2028	200,000	196,334
4.70%, 2/1/2043	268,000	243,044
5.60%, 11/16/2032	185,000	192,689
		103,443,141
PIPELINES — 0.9%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	5,000	4,833
Boardwalk Pipelines LP:
4.45%, 7/15/2027	200,000	198,714
4.80%, 5/3/2029 (b)	190,000	190,048
Cheniere Corpus Christi Holdings LLC:
3.70%, 11/15/2029	361,000	344,506
5.13%, 6/30/2027	531,000	535,190
Cheniere Energy Partners LP:
3.25%, 1/31/2032	455,000	400,154
4.50%, 10/1/2029	478,000	465,816
5.75%, 8/15/2034	500,000	507,425
5.95%, 6/30/2033	775,000	796,227
Cheniere Energy, Inc.:
4.63%, 10/15/2028 (b)	771,000	762,866
5.65%, 4/15/2034 (b)	170,000	171,836
DCP Midstream Operating LP:
5.60%, 4/1/2044	200,000	185,996
5.63%, 7/15/2027	311,000	316,094
Security Description	Principal Amount	Value
8.13%, 8/16/2030	$200,000	$229,060
Eastern Energy Gas Holdings LLC:
5.65%, 10/15/2054	65,000	62,631
5.80%, 1/15/2035	500,000	516,110
6.20%, 1/15/2055 (b)	210,000	219,297
Enbridge Energy Partners LP Series B, 7.50%, 4/15/2038	200,000	229,862
Enbridge, Inc.:
1.60%, 10/4/2026 (b)	365,000	349,254
2.50%, 8/1/2033	414,000	338,358
3.40%, 8/1/2051	685,000	461,121
3.70%, 7/15/2027	204,000	200,275
4.25%, 12/1/2026	630,000	626,680
4.50%, 6/10/2044	205,000	170,917
5.25%, 4/5/2027	355,000	359,565
5.30%, 4/5/2029	500,000	509,275
5.63%, 4/5/2034 (b)	515,000	523,142
5.70%, 3/8/2033	750,000	769,605
5.95%, 4/5/2054 (b)	285,000	283,484
6.00%, 11/15/2028	500,000	520,475
5 yr. CMT + 2.97%, 7.20%, 6/27/2054 (d)	200,000	203,574
Energy Transfer LP:
3.75%, 5/15/2030 (b)	469,000	443,524
4.00%, 10/1/2027	233,000	229,538
4.15%, 9/15/2029	124,000	120,633
4.20%, 4/15/2027	287,000	284,549
4.40%, 3/15/2027	268,000	267,097
4.95%, 6/15/2028	303,000	305,027
5.15%, 2/1/2043	404,000	358,663
5.15%, 3/15/2045	423,000	370,074
5.20%, 4/1/2030 (b)	85,000	85,955
5.25%, 4/15/2029	480,000	485,875
5.25%, 7/1/2029	335,000	339,851
5.30%, 4/15/2047	370,000	327,750
5.35%, 5/15/2045	547,000	491,392
5.50%, 6/1/2027	383,000	388,898
5.55%, 2/15/2028	200,000	204,724
5.55%, 5/15/2034	175,000	174,865
5.60%, 9/1/2034	500,000	500,850
5.70%, 4/1/2035	125,000	125,894
5.75%, 2/15/2033	640,000	654,835
Series 20Y, 5.80%, 6/15/2038	356,000	353,754
5.95%, 5/15/2054	587,000	561,166
6.00%, 6/15/2048	340,000	328,165
6.05%, 12/1/2026	290,000	296,302
6.05%, 6/1/2041	210,000	207,052
6.05%, 9/1/2054	470,000	456,727
6.10%, 2/15/2042	105,000	104,577
6.13%, 12/15/2045	339,000	333,305
6.20%, 4/1/2055	90,000	89,286
6.25%, 4/15/2049	682,000	676,414
6.40%, 12/1/2030	340,000	362,416

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
6.50%, 2/1/2042	$273,000	$282,017
6.55%, 12/1/2033	790,000	845,071
6.63%, 10/15/2036	185,000	198,816
7.50%, 7/1/2038	300,000	341,943
Enterprise Products Operating LLC:
3.13%, 7/31/2029	579,000	548,365
3.20%, 2/15/2052	234,000	153,822
3.30%, 2/15/2053 (b)	536,000	357,314
3.70%, 1/31/2051	269,000	195,439
3.95%, 2/15/2027	295,000	293,268
4.15%, 10/16/2028	316,700	313,451
4.20%, 1/31/2050 (b)	383,000	304,236
4.25%, 2/15/2048	419,000	339,055
4.45%, 2/15/2043	200,000	172,492
4.80%, 2/1/2049	473,000	413,998
4.85%, 1/31/2034 (b)	259,000	254,970
4.85%, 8/15/2042	340,000	309,431
4.85%, 3/15/2044	849,000	768,150
4.90%, 5/15/2046	433,000	390,410
4.95%, 2/15/2035	195,000	192,354
5.10%, 2/15/2045	846,000	785,807
5.35%, 1/31/2033 (b)	243,000	249,182
5.55%, 2/16/2055	175,000	170,025
5.70%, 2/15/2042	119,000	120,221
5.95%, 2/1/2041	255,000	264,351
6.13%, 10/15/2039	380,000	402,526
6.45%, 9/1/2040	190,000	208,128
Series H, 6.65%, 10/15/2034	372,000	412,302
Series D, 6.88%, 3/1/2033	181,000	202,430
Kinder Morgan Energy Partners LP:
4.70%, 11/1/2042	614,000	521,304
5.00%, 3/1/2043	200,000	177,278
5.50%, 3/1/2044	235,842	221,633
5.80%, 3/15/2035 (b)	425,000	434,788
6.55%, 9/15/2040	540,000	568,496
7.40%, 3/15/2031	200,000	222,618
Kinder Morgan, Inc.:
1.75%, 11/15/2026	70,000	66,968
2.00%, 2/15/2031	514,000	439,100
3.25%, 8/1/2050	211,000	135,215
3.60%, 2/15/2051 (b)	322,000	220,483
4.30%, 3/1/2028	312,000	309,613
4.80%, 2/1/2033	377,000	364,367
5.00%, 2/1/2029	506,000	510,094
5.10%, 8/1/2029	235,000	237,512
5.20%, 6/1/2033	605,000	599,833
5.30%, 12/1/2034	328,000	323,316
5.40%, 2/1/2034 (b)	535,000	534,096
5.55%, 6/1/2045	425,000	397,711
5.95%, 8/1/2054 (b)	555,000	542,845
MPLX LP:
2.65%, 8/15/2030	720,000	641,390
Security Description	Principal Amount	Value
4.00%, 3/15/2028	$616,000	$604,758
4.13%, 3/1/2027	566,000	560,912
4.25%, 12/1/2027	226,000	223,914
4.50%, 4/15/2038	698,000	612,704
4.70%, 4/15/2048	534,000	436,833
4.80%, 2/15/2029 (b)	320,000	320,461
4.95%, 3/14/2052	334,000	280,800
5.20%, 3/1/2047	530,000	466,570
5.40%, 4/1/2035	250,000	245,858
5.50%, 6/1/2034	280,000	279,042
5.50%, 2/15/2049	370,000	336,707
5.65%, 3/1/2053	200,000	184,682
5.95%, 4/1/2055	50,000	48,171
ONEOK Partners LP 6.65%, 10/1/2036	755,000	812,720
ONEOK, Inc.:
3.10%, 3/15/2030	281,000	258,767
3.25%, 6/1/2030	475,000	438,102
3.95%, 3/1/2050	200,000	143,530
4.25%, 9/24/2027	525,000	520,532
4.35%, 3/15/2029	328,000	322,532
4.40%, 10/15/2029	200,000	196,472
4.55%, 7/15/2028	273,000	271,974
4.75%, 10/15/2031	200,000	196,092
4.95%, 7/13/2047	200,000	170,594
5.05%, 11/1/2034	650,000	628,062
5.15%, 10/15/2043	298,000	268,289
5.45%, 6/1/2047	650,000	589,608
5.55%, 11/1/2026	265,000	268,540
5.65%, 11/1/2028	405,000	417,215
5.65%, 9/1/2034	250,000	252,225
5.70%, 11/1/2054	530,000	495,932
5.85%, 11/1/2064	400,000	374,724
6.00%, 6/15/2035	358,000	368,940
6.10%, 11/15/2032	228,000	238,985
6.63%, 9/1/2053	375,000	392,318
7.15%, 1/15/2051	200,000	217,194
Plains All American Pipeline LP 5.95%, 6/15/2035 (b)	500,000	509,705
Plains All American Pipeline LP/PAA Finance Corp.:
3.55%, 12/15/2029	707,000	666,093
5.15%, 6/1/2042	200,000	178,936
5.70%, 9/15/2034	500,000	504,975
6.65%, 1/15/2037	170,000	181,331
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	236,000	233,359
5.00%, 3/15/2027	877,000	881,201
5.88%, 6/30/2026	511,000	515,415
5.90%, 9/15/2037	302,000	311,392
South Bow USA Infrastructure Holdings LLC:
4.91%, 9/1/2027 (c)	125,000	125,076
5.03%, 10/1/2029 (c)	315,000	312,527
5.58%, 10/1/2034 (c)	250,000	244,803

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
6.18%, 10/1/2054 (c)	$250,000	$238,535
Spectra Energy Partners LP 3.38%, 10/15/2026	315,000	309,377
Targa Resources Corp.:
4.20%, 2/1/2033	100,000	92,269
5.50%, 2/15/2035	268,000	266,357
5.55%, 8/15/2035 (b)	355,000	354,191
6.13%, 3/15/2033	517,000	539,215
6.13%, 5/15/2055	300,000	298,293
6.25%, 7/1/2052	400,000	404,060
6.50%, 2/15/2053	209,000	217,061
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.00%, 1/15/2032	400,000	369,140
5.00%, 1/15/2028	285,000	284,974
5.50%, 3/1/2030	495,000	499,267
6.50%, 7/15/2027	478,000	480,371
TC PipeLines LP 3.90%, 5/25/2027	300,000	294,864
Tennessee Gas Pipeline Co. LLC 7.00%, 10/15/2028	300,000	320,865
TransCanada PipeLines Ltd.:
4.10%, 4/15/2030	262,000	252,123
4.25%, 5/15/2028	450,000	444,172
4.63%, 3/1/2034	537,000	506,831
4.88%, 1/15/2026	500	500
5.10%, 3/15/2049 (b)	284,000	262,672
5.85%, 3/15/2036	200,000	204,790
6.10%, 6/1/2040	305,000	313,622
6.20%, 10/15/2037	828,000	858,388
7.63%, 1/15/2039	292,000	339,286
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	537,000	497,181
4.00%, 3/15/2028	150,000	147,221
4.60%, 3/15/2048	398,000	337,098
Valero Energy Partners LP 4.50%, 3/15/2028	432,000	431,088
Western Midstream Operating LP:
4.50%, 3/1/2028 (b)	203,000	201,002
4.65%, 7/1/2026	218,000	217,780
5.25%, 2/1/2050	200,000	170,630
5.30%, 3/1/2048	380,000	325,098
5.45%, 11/15/2034	275,000	268,348
5.50%, 8/15/2048	300,000	262,932
6.15%, 4/1/2033 (b)	450,000	463,666
Williams Cos., Inc.:
2.60%, 3/15/2031	461,000	404,989
3.50%, 11/15/2030 (b)	366,000	342,020
3.75%, 6/15/2027	473,000	464,931
4.80%, 11/15/2029	85,000	85,217
4.85%, 3/1/2048	338,000	291,981
Security Description	Principal Amount	Value
4.90%, 3/15/2029 (b)	$400,000	$402,408
4.90%, 1/15/2045	200,000	176,234
5.10%, 9/15/2045	200,000	180,520
5.15%, 3/15/2034	370,000	364,931
5.30%, 8/15/2028	277,000	282,992
5.40%, 3/4/2044	250,000	235,788
5.60%, 3/15/2035	320,000	325,885
5.75%, 6/24/2044	230,000	225,729
5.80%, 11/15/2054	200,000	196,544
6.00%, 3/15/2055	180,000	181,379
6.30%, 4/15/2040	666,000	701,957
Series A, 7.50%, 1/15/2031	255,000	283,412
8.75%, 3/15/2032	260,000	312,112
		72,381,650
REAL ESTATE — 0.0% (a)
CBRE Services, Inc.:
2.50%, 4/1/2031 (b)	278,000	241,952
5.50%, 4/1/2029	175,000	179,441
		421,393
REAL ESTATE INVESTMENT TRUSTS — 0.9%
Agree LP:
2.90%, 10/1/2030	200,000	180,640
4.80%, 10/1/2032	190,000	185,005
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	415,000	326,319
2.00%, 5/18/2032	431,000	351,114
2.95%, 3/15/2034	85,000	70,909
3.00%, 5/18/2051	493,000	303,777
3.38%, 8/15/2031	200,000	182,150
3.55%, 3/15/2052	365,000	249,178
3.95%, 1/15/2027	156,000	154,451
4.00%, 2/1/2050	235,000	175,054
4.50%, 7/30/2029	203,000	200,140
4.70%, 7/1/2030	306,000	302,138
4.85%, 4/15/2049	200,000	171,610
5.15%, 4/15/2053	162,000	143,577
5.25%, 5/15/2036	325,000	317,106
5.50%, 10/1/2035 (b)	375,000	376,732
American Assets Trust LP:
3.38%, 2/1/2031	200,000	175,834
6.15%, 10/1/2034 (b)	200,000	199,366
American Homes 4 Rent LP:
3.63%, 4/15/2032	120,000	108,934
4.25%, 2/15/2028	158,500	156,718
4.90%, 2/15/2029	603,500	605,166
5.25%, 3/15/2035	60,000	58,861
American Tower Corp.:
1.45%, 9/15/2026	348,000	332,827
1.60%, 4/15/2026	385,000	373,458
2.10%, 6/15/2030	191,000	166,987
2.30%, 9/15/2031	305,000	260,253
2.70%, 4/15/2031	160,000	141,440
2.75%, 1/15/2027 (b)	293,000	283,809

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.90%, 1/15/2030	$274,000	$251,869
3.10%, 6/15/2050	464,000	303,015
3.13%, 1/15/2027	119,000	115,925
3.38%, 10/15/2026	246,000	241,673
3.55%, 7/15/2027	230,000	224,848
3.80%, 8/15/2029	260,000	249,603
3.95%, 3/15/2029	447,000	434,050
4.90%, 3/15/2030	250,000	251,240
5.00%, 1/31/2030	210,000	211,682
5.20%, 2/15/2029	203,000	206,222
5.25%, 7/15/2028	275,000	279,785
5.35%, 3/15/2035	250,000	250,582
5.40%, 1/31/2035	250,000	251,945
5.45%, 2/15/2034	200,000	202,980
5.55%, 7/15/2033	450,000	459,355
5.65%, 3/15/2033	401,000	413,311
5.80%, 11/15/2028	289,000	299,592
5.90%, 11/15/2033	322,000	336,818
Americold Realty Operating Partnership LP:
5.41%, 9/12/2034 (b)	290,000	282,941
5.60%, 5/15/2032 (g)	125,000	125,571
AvalonBay Communities, Inc.:
1.90%, 12/1/2028	300,000	272,871
2.05%, 1/15/2032 (b)	362,000	306,484
Series MTN, 2.45%, 1/15/2031	253,000	223,629
Series GMTN, 2.95%, 5/11/2026	267,000	262,520
Series MTN, 3.20%, 1/15/2028	351,000	339,449
Series MTN, 3.30%, 6/1/2029	250,000	237,722
5.00%, 2/15/2033	250,000	248,555
5.30%, 12/7/2033	215,000	217,995
Boston Properties LP:
2.45%, 10/1/2033	200,000	156,384
2.75%, 10/1/2026	589,000	570,912
2.90%, 3/15/2030	219,000	197,264
3.25%, 1/30/2031 (b)	420,000	376,215
3.40%, 6/21/2029 (b)	337,000	314,738
4.50%, 12/1/2028 (b)	450,000	441,823
5.75%, 1/15/2035 (b)	250,000	247,297
Brixmor Operating Partnership LP:
2.25%, 4/1/2028	200,000	185,678
2.50%, 8/16/2031 (b)	169,000	145,142
4.05%, 7/1/2030 (b)	192,000	183,692
4.13%, 5/15/2029	194,000	188,256
5.20%, 4/1/2032	165,000	164,700
5.50%, 2/15/2034	355,000	356,079
5.75%, 2/15/2035	200,000	203,028
Camden Property Trust:
3.15%, 7/1/2029	316,000	297,786
4.90%, 1/15/2034 (b)	200,000	196,594
Security Description	Principal Amount	Value
CBRE Services, Inc. 5.95%, 8/15/2034	$250,000	$261,267
COPT Defense Properties LP:
2.75%, 4/15/2031 (b)	200,000	173,256
2.90%, 12/1/2033	166,000	134,251
Cousins Properties LP 5.38%, 2/15/2032	125,000	124,213
Crown Castle, Inc.:
1.05%, 7/15/2026	200,000	190,682
2.10%, 4/1/2031	360,000	302,602
2.25%, 1/15/2031	276,000	235,779
3.10%, 11/15/2029 (b)	150,000	138,033
3.25%, 1/15/2051 (b)	310,000	200,635
3.30%, 7/1/2030	526,000	483,178
3.65%, 9/1/2027	227,000	221,171
3.70%, 6/15/2026	304,000	300,346
3.80%, 2/15/2028	615,000	598,241
4.00%, 11/15/2049	150,000	111,147
4.15%, 7/1/2050	107,000	81,186
4.30%, 2/15/2029	255,000	249,173
4.90%, 9/1/2029	342,000	340,345
5.00%, 1/11/2028	430,000	431,720
5.10%, 5/1/2033	488,000	476,273
5.20%, 9/1/2034 (b)	250,000	244,327
5.20%, 2/15/2049	200,000	178,378
5.60%, 6/1/2029	270,000	275,899
CubeSmart LP:
2.00%, 2/15/2031	225,000	190,750
2.50%, 2/15/2032	189,000	159,467
3.00%, 2/15/2030	225,000	206,161
3.13%, 9/1/2026	150,000	146,948
4.38%, 2/15/2029	110,000	107,844
Digital Realty Trust LP:
3.60%, 7/1/2029	380,000	362,744
3.70%, 8/15/2027	274,000	268,956
5.55%, 1/15/2028	504,000	515,526
DOC Dr. LLC:
3.95%, 1/15/2028	215,000	210,657
4.30%, 3/15/2027	245,000	243,466
EPR Properties:
3.60%, 11/15/2031 (b)	297,000	265,001
4.50%, 6/1/2027	200,000	197,374
4.95%, 4/15/2028	176,000	174,307
Equinix Europe 2 Financing Corp. LLC 5.50%, 6/15/2034 (b)	245,000	249,564
Equinix, Inc.:
1.45%, 5/15/2026	151,000	145,874
1.55%, 3/15/2028	490,000	449,609
1.80%, 7/15/2027	155,000	145,742
2.00%, 5/15/2028	100,000	92,585
2.15%, 7/15/2030	569,000	498,859
2.50%, 5/15/2031	136,000	118,655
2.90%, 11/18/2026	200,000	194,742
2.95%, 9/15/2051	275,000	169,939

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
ERP Operating LP:
2.50%, 2/15/2030	$526,000	$476,151
2.85%, 11/1/2026 (b)	136,000	132,785
3.00%, 7/1/2029 (b)	200,000	187,108
3.25%, 8/1/2027	200,000	194,618
4.15%, 12/1/2028	332,000	327,711
4.65%, 9/15/2034	215,000	205,974
Essex Portfolio LP:
1.65%, 1/15/2031	196,000	164,148
1.70%, 3/1/2028	170,000	156,495
3.00%, 1/15/2030	377,000	347,081
4.00%, 3/1/2029	180,000	175,075
5.50%, 4/1/2034	400,000	403,492
Extra Space Storage LP:
2.35%, 3/15/2032	200,000	167,212
3.50%, 7/1/2026	297,000	293,172
3.88%, 12/15/2027	382,000	375,051
4.00%, 6/15/2029	168,000	162,338
5.35%, 1/15/2035 (b)	95,000	94,302
5.40%, 2/1/2034	245,000	244,777
5.40%, 6/15/2035	180,000	178,834
5.50%, 7/1/2030	500,000	512,580
5.90%, 1/15/2031	225,000	233,950
Federal Realty OP LP:
3.25%, 7/15/2027	150,000	145,445
3.50%, 6/1/2030	277,000	258,682
4.50%, 12/1/2044 (b)	200,000	169,318
GLP Capital LP/GLP Financing II, Inc.:
3.25%, 1/15/2032	125,000	108,265
4.00%, 1/15/2030	470,000	444,296
4.00%, 1/15/2031	296,000	276,156
5.38%, 4/15/2026	203,000	203,562
5.63%, 9/15/2034	250,000	246,472
5.75%, 6/1/2028	347,000	352,961
6.25%, 9/15/2054	180,000	176,904
Healthcare Realty Holdings LP:
2.00%, 3/15/2031 (b)	200,000	168,090
3.50%, 8/1/2026	117,000	114,995
3.63%, 1/15/2028	308,000	297,386
Healthpeak OP LLC:
3.00%, 1/15/2030 (b)	339,000	312,466
3.25%, 7/15/2026	315,000	309,758
3.50%, 7/15/2029 (b)	251,000	238,184
5.25%, 12/15/2032	315,000	315,617
5.38%, 2/15/2035	145,000	144,442
Highwoods Realty LP:
3.05%, 2/15/2030 (b)	216,000	192,810
3.88%, 3/1/2027	175,000	171,546
4.13%, 3/15/2028	189,000	183,234
Host Hotels & Resorts LP:
Series H, 3.38%, 12/15/2029	330,000	306,530
Series I, 3.50%, 9/15/2030	217,000	198,802
5.50%, 4/15/2035 (b)	350,000	342,314
Security Description	Principal Amount	Value
Invitation Homes Operating Partnership LP:
2.00%, 8/15/2031	$305,000	$255,123
2.30%, 11/15/2028	225,000	206,228
4.15%, 4/15/2032 (b)	340,000	316,979
4.88%, 2/1/2035	40,000	38,268
5.45%, 8/15/2030	100,000	102,361
Kilroy Realty LP:
2.50%, 11/15/2032 (b)	304,000	240,513
3.05%, 2/15/2030	200,000	177,926
4.25%, 8/15/2029	245,000	233,000
4.75%, 12/15/2028	477,000	469,316
Kimco Realty OP LLC:
1.90%, 3/1/2028 (b)	150,000	139,505
2.70%, 10/1/2030	150,000	135,138
3.70%, 10/1/2049	200,000	145,470
4.45%, 9/1/2047	275,000	226,292
4.60%, 2/1/2033	350,000	338,065
4.85%, 3/1/2035	45,000	43,286
6.40%, 3/1/2034	322,000	345,731
Kite Realty Group LP:
4.00%, 10/1/2026	238,000	235,572
4.95%, 12/15/2031	350,000	344,302
Life Storage LP 4.00%, 6/15/2029	500	473
LXP Industrial Trust:
2.70%, 9/15/2030	119,000	104,750
6.75%, 11/15/2028	114,000	120,538
Mid-America Apartments LP:
1.10%, 9/15/2026	150,000	142,863
2.75%, 3/15/2030 (b)	510,000	465,839
3.60%, 6/1/2027	166,000	163,087
4.95%, 3/1/2035	500,000	487,735
5.00%, 3/15/2034 (b)	87,000	85,946
NNN REIT, Inc.:
3.00%, 4/15/2052	200,000	120,650
3.50%, 10/15/2027	421,000	408,972
5.50%, 6/15/2034	334,000	335,837
5.60%, 10/15/2033	200,000	202,484
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033 (b)	171,000	144,888
3.38%, 2/1/2031	153,000	137,989
4.50%, 4/1/2027	150,000	149,309
4.75%, 1/15/2028	140,000	139,587
Phillips Edison Grocery Center Operating Partnership I LP 4.95%, 1/15/2035	200,000	189,720
Piedmont Operating Partnership LP:
3.15%, 8/15/2030	312,000	273,802
9.25%, 7/20/2028 (b)	195,000	214,865
Prologis LP:
1.63%, 3/15/2031	200,000	167,180
1.75%, 7/1/2030	360,400	309,540
1.75%, 2/1/2031	323,000	273,917

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.25%, 4/15/2030	$281,000	$250,992
2.25%, 1/15/2032	343,000	291,382
2.88%, 11/15/2029	300,000	278,601
3.00%, 4/15/2050	200,000	129,396
3.25%, 6/30/2026	384,000	378,831
3.38%, 12/15/2027	125,000	121,795
4.00%, 9/15/2028	120,000	118,294
4.38%, 2/1/2029	220,000	219,061
4.63%, 1/15/2033 (b)	566,000	554,510
4.88%, 6/15/2028 (b)	181,000	182,899
5.00%, 3/15/2034	362,000	359,575
5.00%, 1/31/2035 (b)	70,000	69,430
5.13%, 1/15/2034	300,000	300,720
5.25%, 3/15/2054	170,000	160,846
Public Storage Operating Co.:
1.50%, 11/9/2026	390,000	372,996
1.85%, 5/1/2028 (b)	254,000	235,509
3.09%, 9/15/2027	200,000	193,882
3.39%, 5/1/2029	266,000	254,495
5.10%, 8/1/2033 (b)	200,000	201,288
5.35%, 8/1/2053	556,000	533,059
Realty Income Corp.:
2.85%, 12/15/2032	140,000	120,490
3.10%, 12/15/2029	217,000	202,205
3.25%, 1/15/2031	246,000	225,875
3.40%, 1/15/2030 (b)	263,000	247,822
3.65%, 1/15/2028	205,000	200,449
3.95%, 8/15/2027	482,000	476,264
4.00%, 7/15/2029	262,000	255,054
4.13%, 10/15/2026	239,500	238,456
4.75%, 2/15/2029	474,000	475,048
4.88%, 6/1/2026	300,000	301,056
4.90%, 7/15/2033	200,000	196,178
5.38%, 9/1/2054	80,000	76,285
5.63%, 10/13/2032	331,000	341,542
Regency Centers LP:
2.95%, 9/15/2029 (b)	380,000	353,784
3.70%, 6/15/2030	525,000	497,983
5.10%, 1/15/2035 (b)	160,000	157,874
5.25%, 1/15/2034	125,000	124,903
Rexford Industrial Realty LP 5.00%, 6/15/2028	155,000	155,479
Sabra Health Care LP 5.13%, 8/15/2026	550,000	549,736
Safehold GL Holdings LLC 5.65%, 1/15/2035 (b)	200,000	198,302
Simon Property Group LP:
1.38%, 1/15/2027 (b)	443,000	419,937
1.75%, 2/1/2028	285,000	264,517
2.20%, 2/1/2031	397,000	344,048
2.25%, 1/15/2032	216,000	182,771
2.45%, 9/13/2029	308,000	280,776
2.65%, 7/15/2030	286,000	258,716
3.25%, 11/30/2026 (b)	102,000	100,101
3.25%, 9/13/2049	471,000	316,776
Security Description	Principal Amount	Value
3.38%, 12/1/2027	$614,000	$598,263
4.75%, 9/26/2034 (b)	200,000	191,772
5.50%, 3/8/2033	140,000	143,234
5.85%, 3/8/2053	350,000	352,439
6.75%, 2/1/2040	200,000	224,440
Store Capital LLC:
4.63%, 3/15/2029	324,000	316,542
5.40%, 4/30/2030 (c)	175,000	175,210
Sun Communities Operating LP:
2.70%, 7/15/2031 (b)	325,250	283,010
5.70%, 1/15/2033	304,000	309,743
Tanger Properties LP 2.75%, 9/1/2031	353,000	304,367
UDR, Inc.:
Series MTN, 4.40%, 1/26/2029	421,000	416,592
5.13%, 9/1/2034	440,000	431,561
Ventas Realty LP:
2.50%, 9/1/2031	127,000	109,686
3.25%, 10/15/2026	431,000	422,600
4.75%, 11/15/2030	350,000	348,176
4.88%, 4/15/2049	210,000	184,069
5.00%, 1/15/2035	375,000	362,415
5.63%, 7/1/2034	205,000	208,456
VICI Properties LP:
4.75%, 2/15/2028	550,000	550,704
4.75%, 4/1/2028 (g)	130,000	130,078
5.13%, 11/15/2031 (b)	870,000	859,177
5.63%, 4/1/2035 (g)	165,000	164,236
5.63%, 5/15/2052	200,000	182,974
5.75%, 4/1/2034 (b)	370,000	372,594
Welltower OP LLC:
2.05%, 1/15/2029	283,000	257,052
2.75%, 1/15/2031	252,000	224,744
2.80%, 6/1/2031	228,000	202,699
4.13%, 3/15/2029	438,000	428,728
4.25%, 4/1/2026	35,000	34,895
4.25%, 4/15/2028	309,000	305,592
Weyerhaeuser Co.:
3.38%, 3/9/2033	282,000	248,758
4.00%, 11/15/2029 (b)	200,000	193,854
4.00%, 3/9/2052 (b)	200,000	149,670
4.75%, 5/15/2026	525,000	525,751
6.95%, 10/1/2027	175,000	184,930
WP Carey, Inc.:
2.25%, 4/1/2033	200,000	160,630
2.40%, 2/1/2031	45,000	39,020
3.85%, 7/15/2029	365,000	350,907
5.38%, 6/30/2034	200,000	198,462
		72,410,398
RETAIL — 0.6%
AutoNation, Inc.:
3.85%, 3/1/2032	375,000	338,153
4.75%, 6/1/2030 (b)	303,000	297,346

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
AutoZone, Inc.:
3.75%, 6/1/2027	$200,000	$197,012
3.75%, 4/18/2029	514,000	496,781
4.00%, 4/15/2030	362,000	349,214
4.75%, 8/1/2032 (b)	549,000	539,508
4.75%, 2/1/2033	155,000	151,325
5.05%, 7/15/2026	170,000	171,278
5.20%, 8/1/2033	200,000	199,382
5.40%, 7/15/2034 (b)	355,000	357,925
6.25%, 11/1/2028	250,000	263,125
Best Buy Co., Inc. 4.45%, 10/1/2028 (b)	355,000	354,013
Costco Wholesale Corp.:
1.38%, 6/20/2027	448,000	422,186
1.60%, 4/20/2030	308,000	269,977
1.75%, 4/20/2032 (b)	209,000	175,106
3.00%, 5/18/2027	438,000	429,021
Darden Restaurants, Inc.:
4.35%, 10/15/2027	275,000	272,940
4.55%, 10/15/2029	180,000	177,849
Dick's Sporting Goods, Inc.:
3.15%, 1/15/2032 (b)	129,000	113,961
4.10%, 1/15/2052	363,000	260,442
Dollar General Corp.:
3.50%, 4/3/2030 (b)	496,000	464,097
4.63%, 11/1/2027	141,000	141,238
5.00%, 11/1/2032	325,000	318,715
5.20%, 7/5/2028	225,000	228,272
5.45%, 7/5/2033 (b)	618,000	619,928
Dollar Tree, Inc. 4.20%, 5/15/2028 (b)	481,000	472,116
Ferguson Enterprises, Inc. 5.00%, 10/3/2034	125,000	121,655
Genuine Parts Co.:
2.75%, 2/1/2032	200,000	171,520
4.95%, 8/15/2029	250,000	251,015
6.88%, 11/1/2033 (b)	200,000	222,004
Home Depot, Inc.:
0.90%, 3/15/2028	209,766	190,736
1.38%, 3/15/2031	297,000	247,074
1.50%, 9/15/2028	348,000	317,373
1.88%, 9/15/2031 (b)	324,000	274,088
2.13%, 9/15/2026	714,000	693,208
2.38%, 3/15/2051	200,000	113,816
2.50%, 4/15/2027	412,000	398,375
2.70%, 4/15/2030 (b)	614,000	563,081
3.00%, 4/1/2026	418,000	413,143
3.13%, 12/15/2049	805,000	545,742
3.25%, 4/15/2032	220,000	200,629
3.30%, 4/15/2040	250,000	197,983
3.35%, 4/15/2050	526,000	370,362
3.63%, 4/15/2052	924,000	677,717
3.90%, 12/6/2028 (b)	323,000	318,417
3.90%, 6/15/2047	245,000	193,594
4.20%, 4/1/2043	473,000	403,923
Security Description	Principal Amount	Value
4.25%, 4/1/2046	$698,000	$586,781
4.40%, 3/15/2045	246,000	212,419
4.50%, 9/15/2032	245,000	242,148
4.50%, 12/6/2048	200,000	172,118
4.75%, 6/25/2029	225,000	227,563
4.85%, 6/25/2031	310,000	314,235
4.88%, 6/25/2027	170,000	172,365
4.88%, 2/15/2044	1,200,000	1,110,516
4.95%, 9/30/2026	514,000	519,361
4.95%, 6/25/2034	310,000	310,787
4.95%, 9/15/2052 (b)	320,000	293,478
5.15%, 6/25/2026	115,000	116,260
5.30%, 6/25/2054	105,000	101,245
5.40%, 9/15/2040	350,000	351,925
5.88%, 12/16/2036	893,000	953,233
Lowe's Cos., Inc.:
1.30%, 4/15/2028	293,000	266,665
1.70%, 10/15/2030	1,046,000	892,646
2.50%, 4/15/2026	445,000	436,492
2.63%, 4/1/2031 (b)	600,800	532,225
2.80%, 9/15/2041	400,000	276,676
3.00%, 10/15/2050	349,000	218,191
3.10%, 5/3/2027	512,000	497,894
3.50%, 4/1/2051 (b)	253,000	174,112
3.65%, 4/5/2029 (b)	458,000	441,965
3.75%, 4/1/2032	785,000	727,734
4.25%, 4/1/2052	666,000	520,586
4.50%, 4/15/2030	404,000	400,845
4.80%, 4/1/2026	500,000	501,205
5.00%, 4/15/2033 (b)	230,000	229,480
5.13%, 4/15/2050	240,000	216,554
5.15%, 7/1/2033 (b)	560,000	563,970
5.63%, 4/15/2053 (b)	410,000	395,773
5.75%, 7/1/2053	580,000	568,064
6.50%, 3/15/2029	163,000	174,329
McDonald's Corp.:
Series MTN, 2.13%, 3/1/2030	310,000	276,418
Series MTN, 2.63%, 9/1/2029 (b)	626,000	581,103
Series MTN, 3.50%, 3/1/2027 (b)	502,000	494,028
Series MTN, 3.50%, 7/1/2027	475,000	466,317
Series MTN, 3.60%, 7/1/2030 (b)	150,000	143,124
Series MTN, 3.63%, 9/1/2049 (b)	330,000	240,610
Series MTN, 4.20%, 4/1/2050 (b)	150,000	120,528
Series MTN, 4.45%, 3/1/2047	305,000	258,509
Series MTN, 4.45%, 9/1/2048	383,000	322,080
4.60%, 5/15/2030	500,000	499,520

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.60%, 9/9/2032 (b)	$415,000	$411,842
Series MTN, 4.60%, 5/26/2045	200,000	174,510
Series MTN, 4.70%, 12/9/2035	543,000	526,216
Series MTN, 4.88%, 7/15/2040	93,000	86,922
4.95%, 3/3/2035 (b)	200,000	199,012
Series MTN, 5.70%, 2/1/2039	364,000	376,081
Series MTN, 6.30%, 10/15/2037	393,000	427,682
Series MTN, 6.30%, 3/1/2038	427,000	464,640
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031	260,000	218,577
3.60%, 9/1/2027	258,000	252,734
4.20%, 4/1/2030	414,500	404,249
4.35%, 6/1/2028 (b)	98,000	97,618
4.70%, 6/15/2032	75,000	73,383
5.00%, 8/19/2034	250,000	245,760
Ross Stores, Inc. 0.88%, 4/15/2026	374,000	360,267
Starbucks Corp.:
2.00%, 3/12/2027	631,000	602,409
2.55%, 11/15/2030	231,500	206,489
3.00%, 2/14/2032	110,000	97,855
3.35%, 3/12/2050	202,000	136,415
3.50%, 3/1/2028	334,000	325,543
3.50%, 11/15/2050 (b)	405,400	282,325
3.55%, 8/15/2029	251,000	240,955
4.00%, 11/15/2028	288,000	283,441
4.30%, 6/15/2045	400,000	327,928
4.50%, 11/15/2048	200,000	167,026
5.00%, 2/15/2034 (b)	500,000	497,885
Target Corp.:
1.95%, 1/15/2027 (b)	280,000	269,562
2.35%, 2/15/2030	295,000	267,300
2.50%, 4/15/2026	314,000	308,313
2.65%, 9/15/2030	231,000	210,016
2.95%, 1/15/2052 (b)	200,000	128,486
3.38%, 4/15/2029 (b)	451,000	434,859
4.00%, 7/1/2042 (b)	275,000	232,848
4.40%, 1/15/2033 (b)	237,000	230,106
4.50%, 9/15/2032 (b)	548,000	538,218
4.50%, 9/15/2034 (b)	145,000	139,418
4.80%, 1/15/2053 (b)	195,000	175,385
5.00%, 4/15/2035	175,000	174,556
6.35%, 11/1/2032	200,000	221,850
6.50%, 10/15/2037	180,000	201,537
TJX Cos., Inc.:
2.25%, 9/15/2026	200,000	194,494
4.50%, 4/15/2050	200,000	176,028
Tractor Supply Co. 1.75%, 11/1/2030 (b)	287,000	243,789
Security Description	Principal Amount	Value
Walmart, Inc.:
1.05%, 9/17/2026 (b)	$368,000	$352,430
1.50%, 9/22/2028	300,000	274,824
2.50%, 9/22/2041	423,000	296,434
2.65%, 9/22/2051 (b)	405,000	253,068
2.95%, 9/24/2049	200,000	135,474
3.25%, 7/8/2029 (b)	431,000	415,712
3.63%, 12/15/2047	200,000	154,244
3.90%, 4/15/2028	310,000	308,559
3.95%, 9/9/2027 (b)	634,000	632,174
3.95%, 6/28/2038	1,093,000	994,127
4.00%, 4/15/2030 (b)	164,000	162,986
4.00%, 4/11/2043	203,000	174,527
4.05%, 6/29/2048	204,000	168,820
4.10%, 4/15/2033 (b)	485,000	469,446
4.15%, 9/9/2032 (b)	420,000	410,483
4.30%, 4/22/2044	300,000	265,662
4.50%, 9/9/2052	442,000	389,711
4.50%, 4/15/2053	433,000	382,395
5.63%, 4/1/2040	200,000	212,474
6.20%, 4/15/2038	438,000	489,929
6.50%, 8/15/2037	300,000	343,305
		51,009,755
SEMICONDUCTORS — 0.6%
Advanced Micro Devices, Inc. 4.32%, 3/24/2028 (b)	370,000	371,998
Analog Devices, Inc.:
1.70%, 10/1/2028 (b)	677,000	619,225
2.10%, 10/1/2031	274,000	234,941
3.45%, 6/15/2027	279,000	274,145
3.50%, 12/5/2026	472,000	465,944
Applied Materials, Inc.:
1.75%, 6/1/2030	540,000	471,901
2.75%, 6/1/2050	200,000	126,300
4.35%, 4/1/2047	399,000	342,538
4.80%, 6/15/2029 (b)	415,000	421,308
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88%, 1/15/2027	995,000	984,393
Broadcom, Inc.:
1.95%, 2/15/2028 (c)	454,000	422,311
2.45%, 2/15/2031 (c)	656,000	576,716
2.60%, 2/15/2033 (c)	250,000	210,665
3.14%, 11/15/2035 (c)	644,000	533,928
3.19%, 11/15/2036 (c)	906,000	743,373
3.42%, 4/15/2033 (c)	1,678,000	1,494,494
3.47%, 4/15/2034 (c)	969,000	852,982
3.50%, 2/15/2041 (c)	619,000	484,875
3.75%, 2/15/2051 (b) (c)	470,000	351,151
4.11%, 9/15/2028	694,000	684,235
4.15%, 2/15/2028	305,000	302,292
4.15%, 11/15/2030 (b)	566,000	547,865
4.15%, 4/15/2032 (c)	867,000	822,263
4.30%, 11/15/2032	127,000	121,102
4.35%, 2/15/2030	175,000	172,218

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.55%, 2/15/2032 (b)	$250,000	$243,842
4.75%, 4/15/2029	578,000	580,220
4.80%, 4/15/2028	300,000	302,202
4.80%, 10/15/2034	236,000	230,388
4.93%, 5/15/2037 (c)	571,000	550,044
5.00%, 4/15/2030 (b)	608,000	615,515
5.05%, 7/12/2027	450,000	455,571
5.05%, 7/12/2029	320,000	324,426
5.05%, 4/15/2030	335,000	339,332
5.15%, 11/15/2031	270,000	273,775
5.20%, 4/15/2032	295,000	299,168
Intel Corp.:
1.60%, 8/12/2028	364,000	328,659
2.00%, 8/12/2031 (b)	279,000	233,146
2.45%, 11/15/2029	1,255,000	1,126,287
2.80%, 8/12/2041	150,000	99,456
3.05%, 8/12/2051	300,000	176,358
3.10%, 2/15/2060	200,000	110,658
3.15%, 5/11/2027	573,000	555,357
3.25%, 11/15/2049	834,000	521,567
3.73%, 12/8/2047 (b)	723,000	504,350
3.90%, 3/25/2030	754,000	718,042
4.00%, 8/5/2029	425,000	410,112
4.10%, 5/19/2046	210,000	156,379
4.10%, 5/11/2047	300,000	221,559
4.25%, 12/15/2042 (b)	450,000	357,034
4.60%, 3/25/2040	273,000	236,172
4.75%, 3/25/2050	1,173,000	944,629
4.88%, 2/10/2028	575,000	577,961
4.90%, 7/29/2045	300,000	253,032
4.90%, 8/5/2052	300,000	245,106
4.95%, 3/25/2060 (b)	250,000	202,373
5.05%, 8/5/2062	300,000	243,957
5.13%, 2/10/2030	200,000	201,496
5.15%, 2/21/2034 (b)	313,000	307,213
5.20%, 2/10/2033 (b)	310,000	305,886
5.60%, 2/21/2054 (b)	200,000	181,424
5.63%, 2/10/2043	300,000	283,431
5.70%, 2/10/2053	1,568,000	1,442,168
KLA Corp.:
3.30%, 3/1/2050	493,000	342,152
4.10%, 3/15/2029	359,000	354,495
4.70%, 2/1/2034	200,000	196,366
4.95%, 7/15/2052	260,000	237,890
5.00%, 3/15/2049	200,000	185,604
5.25%, 7/15/2062	218,000	204,955
Lam Research Corp.:
2.88%, 6/15/2050 (b)	200,000	128,112
4.00%, 3/15/2029	204,000	200,752
4.88%, 3/15/2049 (b)	501,000	456,466
Marvell Technology, Inc.:
2.95%, 4/15/2031	324,000	289,264
4.88%, 6/22/2028	170,000	170,682
5.95%, 9/15/2033 (b)	465,000	485,037
Security Description	Principal Amount	Value
Microchip Technology, Inc.:
4.90%, 3/15/2028	$250,000	$250,810
5.05%, 3/15/2029 (b)	266,000	267,846
5.05%, 2/15/2030	250,000	249,565
Micron Technology, Inc.:
4.19%, 2/15/2027	279,000	276,765
4.66%, 2/15/2030 (b)	300,000	296,367
5.33%, 2/6/2029	285,000	289,278
5.38%, 4/15/2028	325,000	330,580
5.80%, 1/15/2035	500,000	511,790
5.88%, 9/15/2033 (b)	860,000	894,116
NVIDIA Corp.:
2.00%, 6/15/2031	317,000	276,285
2.85%, 4/1/2030	774,000	722,080
3.20%, 9/16/2026	670,000	661,598
3.50%, 4/1/2040	482,000	404,036
3.50%, 4/1/2050 (b)	200,000	151,814
NXP BV/NXP Funding LLC 5.55%, 12/1/2028	428,000	438,413
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.65%, 2/15/2032	389,000	333,007
3.13%, 2/15/2042	350,000	249,697
3.25%, 5/11/2041	345,000	252,871
3.25%, 11/30/2051	225,000	146,115
3.88%, 6/18/2026	300,000	297,207
4.30%, 6/18/2029	274,000	268,588
4.40%, 6/1/2027	531,000	529,306
5.00%, 1/15/2033	376,000	370,398
Qorvo, Inc. 4.38%, 10/15/2029	200,000	190,848
QUALCOMM, Inc.:
1.30%, 5/20/2028 (b)	435,000	397,660
1.65%, 5/20/2032 (b)	321,000	261,715
3.25%, 5/20/2027	636,000	623,789
4.25%, 5/20/2032 (b)	245,000	238,868
4.30%, 5/20/2047	522,000	439,608
4.50%, 5/20/2052	200,000	170,398
4.65%, 5/20/2035 (b)	200,000	197,424
4.80%, 5/20/2045	250,000	228,492
5.40%, 5/20/2033 (b)	250,000	260,802
6.00%, 5/20/2053	315,000	332,306
Skyworks Solutions, Inc. 1.80%, 6/1/2026	245,000	236,028
Texas Instruments, Inc.:
1.75%, 5/4/2030 (b)	320,000	280,576
1.90%, 9/15/2031 (b)	135,000	115,800
2.25%, 9/4/2029 (b)	202,000	184,992
2.70%, 9/15/2051	200,000	123,292
2.90%, 11/3/2027	397,000	384,657
3.88%, 3/15/2039	138,000	121,557
4.15%, 5/15/2048	418,000	345,728
4.60%, 2/15/2028	115,000	116,203
4.85%, 2/8/2034	225,000	225,333
4.90%, 3/14/2033 (b)	232,000	234,605

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 3/14/2053	$1,010,000	$941,158
5.05%, 5/18/2063	150,000	137,270
TSMC Arizona Corp.:
1.75%, 10/25/2026	321,000	308,224
2.50%, 10/25/2031 (b)	639,000	564,525
3.13%, 10/25/2041	205,000	160,390
3.25%, 10/25/2051 (b)	200,000	148,004
3.88%, 4/22/2027	375,000	371,381
4.25%, 4/22/2032	250,000	245,612
Xilinx, Inc. 2.38%, 6/1/2030	356,000	320,738
		48,419,748
SHIPBUILDING — 0.0% (a)
Huntington Ingalls Industries, Inc.:
2.04%, 8/16/2028	350,000	319,249
3.48%, 12/1/2027	200,500	194,401
5.35%, 1/15/2030	225,000	228,060
5.75%, 1/15/2035 (b)	105,000	105,816
		847,526
SOFTWARE — 0.6%
Adobe, Inc.:
2.15%, 2/1/2027 (b)	232,000	223,741
2.30%, 2/1/2030	508,000	461,162
4.75%, 1/17/2028	200,000	202,928
4.80%, 4/4/2029	300,000	304,851
4.95%, 1/17/2030 (b)	400,000	409,616
5.30%, 1/17/2035 (b)	500,000	514,535
AppLovin Corp.:
5.13%, 12/1/2029	600,000	602,154
5.38%, 12/1/2031	200,000	201,112
5.50%, 12/1/2034	300,000	299,820
Atlassian Corp. 5.25%, 5/15/2029	500,000	508,930
Autodesk, Inc.:
2.40%, 12/15/2031	302,000	258,890
2.85%, 1/15/2030	39,000	35,878
3.50%, 6/15/2027	316,000	309,816
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	403,000	353,209
3.40%, 6/27/2026	293,000	288,930
Cadence Design Systems, Inc.:
4.20%, 9/10/2027	85,000	84,742
4.30%, 9/10/2029	250,000	247,585
4.70%, 9/10/2034 (b)	155,000	151,241
Concentrix Corp.:
6.60%, 8/2/2028 (b)	200,000	208,782
6.85%, 8/2/2033 (b)	200,000	206,942
Electronic Arts, Inc. 1.85%, 2/15/2031 (b)	251,000	213,322
Fidelity National Information Services, Inc.:
1.65%, 3/1/2028 (b)	764,000	703,315
Security Description	Principal Amount	Value
3.10%, 3/1/2041	$299,000	$218,449
3.75%, 5/21/2029	135,000	130,148
5.10%, 7/15/2032	331,000	332,231
Fiserv, Inc.:
2.25%, 6/1/2027 (b)	539,600	514,670
2.65%, 6/1/2030	554,500	498,734
3.20%, 7/1/2026	755,000	743,056
3.50%, 7/1/2029	741,000	704,624
4.40%, 7/1/2049	583,000	478,859
4.75%, 3/15/2030	440,000	439,041
5.35%, 3/15/2031	200,000	205,118
5.45%, 3/15/2034	605,000	613,053
5.63%, 8/21/2033	570,000	586,684
Intuit, Inc.:
1.35%, 7/15/2027	300,000	281,640
1.65%, 7/15/2030	155,000	134,204
5.20%, 9/15/2033	500,000	510,195
5.50%, 9/15/2053	525,000	521,330
Microsoft Corp.:
2.40%, 8/8/2026 (b)	1,245,000	1,217,722
2.50%, 9/15/2050	200,000	124,472
2.53%, 6/1/2050	1,680,000	1,053,948
2.68%, 6/1/2060	931,000	555,621
2.92%, 3/17/2052	2,636,000	1,768,334
3.04%, 3/17/2062	572,000	371,789
3.30%, 2/6/2027	1,292,000	1,275,540
3.40%, 9/15/2026 (b)	303,000	300,067
3.45%, 8/8/2036	425,000	379,070
3.50%, 2/12/2035 (b)	584,000	537,741
3.70%, 8/8/2046 (b)	392,000	318,743
3.95%, 8/8/2056	160,000	129,274
4.00%, 2/12/2055	200,000	163,234
4.10%, 2/6/2037	349,000	330,290
4.20%, 11/3/2035 (b)	249,000	243,183
4.25%, 2/6/2047 (b)	270,000	244,158
4.45%, 11/3/2045	200,000	186,880
4.50%, 2/6/2057	265,000	239,995
Oracle Corp.:
2.30%, 3/25/2028	631,000	592,925
2.65%, 7/15/2026	1,258,000	1,228,324
2.80%, 4/1/2027	753,000	728,753
2.88%, 3/25/2031	1,054,000	943,878
2.95%, 4/1/2030	987,000	906,520
3.25%, 11/15/2027	978,000	947,995
3.25%, 5/15/2030	205,000	190,822
3.60%, 4/1/2040	845,000	664,035
3.60%, 4/1/2050	2,679,000	1,856,601
3.65%, 3/25/2041	483,000	374,755
3.80%, 11/15/2037	601,900	506,968
3.85%, 7/15/2036	348,000	301,542
3.85%, 4/1/2060	565,000	386,257
3.90%, 5/15/2035	467,000	415,495
3.95%, 3/25/2051	625,000	458,813
4.00%, 7/15/2046	1,148,000	877,910
4.00%, 11/15/2047	318,000	241,228

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 5/15/2045	$599,000	$471,491
4.20%, 9/27/2029	220,000	215,679
4.30%, 7/8/2034	544,000	505,517
4.38%, 5/15/2055	204,000	158,320
4.70%, 9/27/2034	750,000	715,830
4.80%, 8/3/2028	310,000	312,589
5.25%, 2/3/2032	250,000	253,210
5.38%, 7/15/2040	646,000	615,496
5.38%, 9/27/2054	750,000	682,058
5.50%, 8/3/2035	325,000	327,399
5.50%, 9/27/2064	400,000	362,552
5.55%, 2/6/2053	545,000	508,311
6.00%, 8/3/2055	200,000	199,532
6.13%, 7/8/2039	388,000	405,002
6.13%, 8/3/2065	500,000	499,350
6.15%, 11/9/2029 (b)	413,000	437,284
6.25%, 11/9/2032	508,000	541,081
6.50%, 4/15/2038	898,700	969,589
6.90%, 11/9/2052	290,000	319,537
Roper Technologies, Inc.:
1.40%, 9/15/2027 (b)	304,000	281,981
1.75%, 2/15/2031	962,000	808,484
2.00%, 6/30/2030	194,000	169,411
3.80%, 12/15/2026	362,000	357,815
4.50%, 10/15/2029	200,000	198,546
4.90%, 10/15/2034	200,000	195,370
Salesforce, Inc.:
1.50%, 7/15/2028 (b)	201,000	184,076
1.95%, 7/15/2031	302,000	259,838
2.70%, 7/15/2041	200,000	142,600
2.90%, 7/15/2051	636,000	410,786
3.05%, 7/15/2061	200,000	122,926
3.70%, 4/11/2028	513,000	505,336
ServiceNow, Inc. 1.40%, 9/1/2030	349,000	294,507
Synopsys, Inc.:
4.55%, 4/1/2027 (b)	180,000	180,686
4.65%, 4/1/2028 (b)	240,000	241,478
4.85%, 4/1/2030	470,000	473,116
5.00%, 4/1/2032	250,000	250,690
5.15%, 4/1/2035 (b)	290,000	291,473
5.70%, 4/1/2055 (b)	175,000	173,632
Take-Two Interactive Software, Inc.:
3.70%, 4/14/2027	169,000	166,196
4.95%, 3/28/2028	250,000	252,378
5.40%, 6/12/2029	295,000	302,154
VMware LLC:
1.40%, 8/15/2026	702,000	672,270
1.80%, 8/15/2028	520,000	474,006
2.20%, 8/15/2031	280,000	237,913
3.90%, 8/21/2027	300,000	294,801
4.70%, 5/15/2030	400,000	396,400
Workday, Inc.:
3.50%, 4/1/2027	45,000	44,118
Security Description	Principal Amount	Value
3.80%, 4/1/2032	$990,000	$916,067
		52,565,300
TELECOMMUNICATIONS — 1.0%
America Movil SAB de CV:
2.88%, 5/7/2030	200,000	182,378
4.38%, 7/16/2042	570,000	482,249
4.38%, 4/22/2049 (b)	228,000	188,934
4.70%, 7/21/2032	200,000	195,824
6.13%, 11/15/2037	581,000	609,463
6.13%, 3/30/2040 (b)	650,000	670,553
AT&T, Inc.:
1.65%, 2/1/2028	599,500	554,478
2.25%, 2/1/2032	743,000	626,475
2.30%, 6/1/2027	892,000	852,440
2.55%, 12/1/2033	1,192,000	977,631
2.75%, 6/1/2031 (b)	885,000	786,632
3.50%, 6/1/2041	806,000	621,224
3.50%, 9/15/2053	2,359,000	1,608,177
3.55%, 9/15/2055	2,887,000	1,953,806
3.65%, 6/1/2051	784,000	554,931
3.65%, 9/15/2059	2,019,000	1,361,291
3.80%, 2/15/2027	565,000	557,825
3.80%, 12/1/2057	2,170,000	1,522,515
3.85%, 6/1/2060	300,000	208,728
4.10%, 2/15/2028	389,000	384,764
4.25%, 3/1/2027	1,007,000	1,002,438
4.30%, 2/15/2030	1,167,250	1,147,734
4.35%, 3/1/2029	982,000	972,406
4.50%, 5/15/2035	911,000	856,258
4.50%, 3/9/2048	650,000	538,987
4.55%, 3/9/2049	200,000	167,340
4.75%, 5/15/2046	575,000	499,399
4.85%, 3/1/2039	200,000	187,512
5.15%, 2/15/2050	200,000	181,026
5.15%, 11/15/2046	350,000	321,041
5.40%, 2/15/2034	649,000	659,085
Bell Telephone Co. of Canada or Bell Canada:
Series US-5, 2.15%, 2/15/2032 (b)	229,000	190,775
4.30%, 7/29/2049 (b)	300,000	236,715
4.46%, 4/1/2048	93,000	75,686
5.10%, 5/11/2033 (b)	389,000	383,784
5.20%, 2/15/2034 (b)	550,000	548,785
British Telecommunications PLC 9.63%, 12/15/2030	1,182,500	1,443,300
Cisco Systems, Inc.:
2.50%, 9/20/2026	180,000	175,867
4.55%, 2/24/2028	65,000	65,558
4.75%, 2/24/2030	200,000	203,168
4.80%, 2/26/2027	670,000	678,053
4.85%, 2/26/2029 (b)	370,000	376,431
4.95%, 2/24/2032	200,000	202,618
5.05%, 2/26/2034 (b)	820,000	830,447

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.10%, 2/24/2035	$200,000	$202,590
5.30%, 2/26/2054	500,000	489,255
5.35%, 2/26/2064	1,390,000	1,345,381
5.50%, 1/15/2040	956,000	981,994
5.50%, 2/24/2055	120,000	120,632
5.90%, 2/15/2039	824,000	884,490
Corning, Inc.:
4.38%, 11/15/2057 (b)	150,000	119,075
4.70%, 3/15/2037 (b)	495,000	468,547
5.45%, 11/15/2079	297,000	270,430
Deutsche Telekom International Finance BV 8.75%, 6/15/2030	1,084,000	1,271,098
Juniper Networks, Inc. 2.00%, 12/10/2030	333,000	283,550
Motorola Solutions, Inc.:
2.30%, 11/15/2030	354,000	309,215
2.75%, 5/24/2031 (b)	110,000	97,373
4.60%, 2/23/2028	516,000	517,393
5.00%, 4/15/2029	550,000	555,231
5.50%, 9/1/2044	107,000	103,600
Nokia OYJ 6.63%, 5/15/2039	300,000	308,316
Orange SA:
5.38%, 1/13/2042	689,000	669,694
9.00%, 3/1/2031	827,000	999,314
Rogers Communications, Inc.:
2.90%, 11/15/2026	150,000	145,992
3.20%, 3/15/2027	760,000	739,655
3.80%, 3/15/2032	924,000	837,828
4.30%, 2/15/2048	200,000	156,804
4.50%, 3/15/2042	448,000	378,305
4.50%, 3/15/2043	189,000	158,650
5.00%, 2/15/2029	426,000	426,511
5.45%, 10/1/2043	167,000	157,271
7.50%, 8/15/2038	444,000	508,065
Sprint Capital Corp.:
6.88%, 11/15/2028	677,000	722,779
8.75%, 3/15/2032	804,000	966,963
Telefonica Emisiones SA:
4.90%, 3/6/2048	660,000	554,037
5.21%, 3/8/2047	902,000	796,033
5.52%, 3/1/2049	236,000	215,296
7.05%, 6/20/2036	1,207,000	1,336,680
Telefonica Europe BV 8.25%, 9/15/2030	282,000	323,964
TELUS Corp.:
3.40%, 5/13/2032 (b)	525,000	469,266
3.70%, 9/15/2027	88,000	86,226
4.30%, 6/15/2049	200,000	155,072
4.60%, 11/16/2048 (b)	200,000	164,136
T-Mobile USA, Inc.:
2.05%, 2/15/2028	500,000	467,025
2.25%, 11/15/2031	228,000	193,697
2.40%, 3/15/2029	248,000	227,694
2.55%, 2/15/2031	851,000	750,208
Security Description	Principal Amount	Value
2.63%, 4/15/2026	$768,000	$752,855
2.70%, 3/15/2032	219,000	189,407
3.00%, 2/15/2041	355,000	257,453
3.30%, 2/15/2051	283,000	188,837
3.38%, 4/15/2029	300,000	285,042
3.40%, 10/15/2052	885,000	596,685
3.50%, 4/15/2025	100	100
3.50%, 4/15/2031	727,000	673,507
3.75%, 4/15/2027	387,000	381,385
3.88%, 4/15/2030	3,873,000	3,711,651
4.20%, 10/1/2029	105,000	103,062
4.38%, 4/15/2040	444,000	390,818
4.50%, 4/15/2050	782,000	649,670
4.70%, 1/15/2035	200,000	192,464
4.75%, 2/1/2028	555,000	555,261
4.80%, 7/15/2028 (b)	465,000	468,283
4.85%, 1/15/2029	406,000	408,265
5.05%, 7/15/2033	1,168,000	1,159,450
5.13%, 5/15/2032 (b)	175,000	176,115
5.15%, 4/15/2034 (b)	195,000	195,275
5.25%, 6/15/2055	225,000	206,579
5.30%, 5/15/2035 (b)	250,000	251,338
5.50%, 1/15/2055	420,000	399,164
5.65%, 1/15/2053	325,000	316,726
5.75%, 1/15/2034	665,000	692,052
5.75%, 1/15/2054	790,000	780,378
5.88%, 11/15/2055	115,000	115,915
6.00%, 6/15/2054	428,000	436,924
Verizon Communications, Inc.:
1.50%, 9/18/2030 (b)	145,000	123,024
1.75%, 1/20/2031	1,037,000	876,182
2.10%, 3/22/2028	789,000	737,415
2.36%, 3/15/2032	1,074,000	908,421
2.55%, 3/21/2031	1,000,000	881,140
2.65%, 11/20/2040	409,000	287,151
2.85%, 9/3/2041	390,000	274,513
2.88%, 11/20/2050 (b)	808,000	502,212
2.99%, 10/30/2056	3,887,000	2,332,861
3.00%, 3/22/2027	798,250	776,865
3.00%, 11/20/2060 (b)	200,000	118,238
3.15%, 3/22/2030	277,000	258,128
3.40%, 3/22/2041	968,000	744,537
3.55%, 3/22/2051	2,383,000	1,699,079
3.70%, 3/22/2061	1,025,000	705,487
3.88%, 2/8/2029	776,000	757,500
3.88%, 3/1/2052 (b)	351,000	262,253
4.00%, 3/22/2050	454,000	349,321
4.02%, 12/3/2029	846,000	823,124
4.13%, 3/16/2027	658,000	654,776
4.33%, 9/21/2028	496,000	493,520
4.40%, 11/1/2034	273,000	257,769
4.50%, 8/10/2033 (b)	633,500	607,900
4.67%, 3/15/2055	200,000	167,626
4.81%, 3/15/2039	671,000	625,385
4.86%, 8/21/2046	650,000	582,055

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.05%, 5/9/2033	$214,000	$214,747
5.25%, 4/2/2035 (g)	445,000	446,099
5.25%, 3/16/2037	610,000	605,370
5.50%, 3/16/2047	155,000	151,255
5.50%, 2/23/2054 (b)	175,000	169,589
6.55%, 9/15/2043	725,000	795,919
7.75%, 12/1/2030	135,000	154,466
Vodafone Group PLC:
4.25%, 9/17/2050	355,000	273,478
4.38%, 2/19/2043	788,000	677,759
4.88%, 6/19/2049	886,000	755,607
5.25%, 5/30/2048	450,000	413,595
5.75%, 6/28/2054	500,000	476,455
5.88%, 6/28/2064	500,000	478,395
6.15%, 2/27/2037	687,000	727,402
		85,461,345
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
3.55%, 11/19/2026	235,000	230,634
3.90%, 11/19/2029 (b)	547,000	520,027
6.05%, 5/14/2034	200,000	205,360
		956,021
TRANSPORTATION — 0.4%
Burlington Northern Santa Fe LLC:
2.88%, 6/15/2052 (b)	175,000	110,285
3.25%, 6/15/2027	480,000	470,760
3.30%, 9/15/2051	270,000	186,737
3.90%, 8/1/2046	197,000	156,465
4.05%, 6/15/2048	215,000	172,998
4.15%, 12/15/2048	636,000	517,462
4.40%, 3/15/2042	336,000	295,569
4.45%, 3/15/2043	518,000	455,830
4.55%, 9/1/2044	230,000	203,778
4.70%, 9/1/2045	200,000	179,322
4.90%, 4/1/2044	235,000	218,430
4.95%, 9/15/2041	300,000	282,000
5.20%, 4/15/2054	910,000	865,547
5.40%, 6/1/2041	66,000	65,410
5.50%, 3/15/2055	249,000	247,733
6.15%, 5/1/2037	516,000	559,767
Canadian National Railway Co.:
2.45%, 5/1/2050	89,000	52,143
3.20%, 8/2/2046	238,000	169,289
3.65%, 2/3/2048	899,000	681,963
3.85%, 8/5/2032	200,000	186,686
5.85%, 11/1/2033	250,000	263,968
6.13%, 11/1/2053 (b)	100,000	108,628
6.20%, 6/1/2036	215,000	232,869
6.90%, 7/15/2028	171,000	183,471
Canadian Pacific Railway Co.:
1.75%, 12/2/2026 (b)	240,000	229,661
2.05%, 3/5/2030 (b)	210,000	185,688
Security Description	Principal Amount	Value
2.45%, 12/2/2031 (b)	$340,000	$293,287
3.10%, 12/2/2051 (b)	544,000	354,041
3.50%, 5/1/2050	160,000	112,637
4.20%, 11/15/2069	478,000	351,282
4.80%, 3/30/2030 (b)	320,000	321,078
4.80%, 9/15/2035	230,000	223,013
4.80%, 8/1/2045	200,000	179,360
5.20%, 3/30/2035 (b)	500,000	500,215
5.95%, 5/15/2037	150,000	157,245
6.13%, 9/15/2115	350,000	354,792
7.13%, 10/15/2031	332,000	371,279
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	352,000	346,298
CSX Corp.:
2.40%, 2/15/2030	351,000	317,946
2.60%, 11/1/2026	156,000	151,924
3.25%, 6/1/2027	571,000	557,930
3.35%, 9/15/2049	191,000	134,214
3.80%, 3/1/2028	247,360	243,575
3.80%, 4/15/2050	250,000	190,665
4.10%, 11/15/2032 (b)	570,000	544,361
4.10%, 3/15/2044	300,000	250,011
4.25%, 3/15/2029	542,000	537,339
4.25%, 11/1/2066	200,000	154,708
4.30%, 3/1/2048	351,000	292,853
4.50%, 11/15/2052	415,000	353,920
4.50%, 8/1/2054	135,000	114,681
4.90%, 3/15/2055 (b)	105,000	94,960
5.05%, 6/15/2035	250,000	248,838
5.20%, 11/15/2033 (b)	420,000	428,270
6.15%, 5/1/2037	200,000	215,764
Federal Express Corp. Pass-Through Trusts Series 2020-1, Class AA, 1.88%, 8/20/2035	151,875	127,459
FedEx Corp.:
2.40%, 5/15/2031 (b) (c)	356,000	305,679
3.10%, 8/5/2029 (b) (c)	232,000	216,739
3.25%, 4/1/2026	759,000	749,884
4.05%, 2/15/2048 (c)	376,000	275,976
4.25%, 5/15/2030 (c)	352,000	341,841
4.40%, 1/15/2047 (c)	330,000	261,525
4.55%, 4/1/2046 (c)	300,000	243,867
5.25%, 5/15/2050 (b) (c)	285,000	251,943
JB Hunt Transport Services, Inc. 4.90%, 3/15/2030	250,000	251,598
Kirby Corp. 4.20%, 3/1/2028	441,000	433,499
Norfolk Southern Corp.:
2.30%, 5/15/2031 (b)	207,000	180,752
2.55%, 11/1/2029	346,000	316,632
2.90%, 6/15/2026	550,000	540,485
2.90%, 8/25/2051	290,000	180,983
3.05%, 5/15/2050	475,000	309,676
3.16%, 5/15/2055	200,000	128,002

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.40%, 11/1/2049	$257,000	$180,270
3.70%, 3/15/2053	543,000	393,990
3.80%, 8/1/2028 (b)	305,000	299,022
4.05%, 8/15/2052	200,000	155,920
4.10%, 5/15/2121	220,000	155,054
4.15%, 2/28/2048	345,000	276,628
4.45%, 3/1/2033	248,000	239,469
4.55%, 6/1/2053	430,000	364,180
7.80%, 5/15/2027	150,000	160,149
Ryder System, Inc.:
Series MTN, 2.85%, 3/1/2027	145,000	140,279
Series MTN, 4.30%, 6/15/2027 (b)	250,000	248,405
Series MTN, 4.90%, 12/1/2029	250,000	251,145
Series GMTN, 4.95%, 9/1/2029	200,000	201,290
Series MTN, 5.25%, 6/1/2028	355,000	361,404
Series MTN, 5.65%, 3/1/2028	378,000	388,353
Union Pacific Corp.:
2.15%, 2/5/2027	270,000	259,951
2.38%, 5/20/2031 (b)	200,000	176,846
2.40%, 2/5/2030 (b)	601,000	546,946
2.80%, 2/14/2032	435,000	386,458
2.89%, 4/6/2036 (b)	693,000	566,929
2.95%, 3/10/2052 (b)	391,000	250,479
3.00%, 4/15/2027	200,000	194,996
3.25%, 2/5/2050	430,000	297,607
3.50%, 2/14/2053	821,000	584,831
3.55%, 5/20/2061	200,000	135,606
3.60%, 9/15/2037	75,000	64,280
3.70%, 3/1/2029	597,000	582,075
3.80%, 10/1/2051	424,000	320,544
3.84%, 3/20/2060	741,000	536,943
3.95%, 9/10/2028	538,000	531,270
4.00%, 4/15/2047	300,000	240,684
4.50%, 1/20/2033 (b)	100,000	98,162
5.10%, 2/20/2035	250,000	252,063
5.15%, 1/20/2063	275,000	251,875
5.60%, 12/1/2054	155,000	155,471
United Parcel Service, Inc.:
2.40%, 11/15/2026	171,000	166,039
2.50%, 9/1/2029	302,000	278,900
3.05%, 11/15/2027	389,000	377,746
3.40%, 3/15/2029	478,000	461,189
3.40%, 11/15/2046	300,000	218,481
3.63%, 10/1/2042 (b)	349,000	273,138
3.75%, 11/15/2047	402,000	306,915
4.25%, 3/15/2049	200,000	163,478
4.45%, 4/1/2030 (b)	189,500	189,608
4.88%, 3/3/2033 (b)	426,000	426,933
5.15%, 5/22/2034 (b)	215,000	218,059
5.30%, 4/1/2050 (b)	315,000	300,463
Security Description	Principal Amount	Value
5.50%, 5/22/2054 (b)	$310,000	$303,109
6.20%, 1/15/2038	433,000	468,450
		35,197,567
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
3.10%, 6/1/2051	270,000	169,455
3.25%, 9/15/2026	200,000	196,096
3.50%, 6/1/2032	406,000	364,673
4.00%, 6/30/2030	187,000	179,739
4.55%, 11/7/2028	104,000	103,904
5.40%, 3/15/2027	210,000	212,575
5.50%, 6/15/2035	160,000	159,960
6.05%, 6/5/2054	250,000	251,485
		1,637,887
WATER — 0.1%
American Water Capital Corp.:
2.30%, 6/1/2031	570,000	493,147
2.95%, 9/1/2027 (b)	420,000	405,804
3.45%, 6/1/2029	289,500	277,130
3.45%, 5/1/2050	200,000	140,692
3.75%, 9/1/2047	596,000	450,206
4.15%, 6/1/2049	379,000	303,439
4.30%, 12/1/2042	300,000	259,464
4.45%, 6/1/2032 (b)	100,000	96,946
5.15%, 3/1/2034	320,000	321,200
5.25%, 3/1/2035	115,000	115,598
5.45%, 3/1/2054	200,000	192,532
Essential Utilities, Inc.:
2.40%, 5/1/2031	430,000	375,166
3.57%, 5/1/2029	254,000	242,451
4.28%, 5/1/2049	245,000	193,280
4.80%, 8/15/2027	300,000	301,155
5.30%, 5/1/2052	200,000	182,278
		4,350,488
TOTAL CORPORATE BONDS & NOTES (Cost $2,100,453,982)		2,008,564,727
ASSET-BACKED SECURITIES — 0.4%
AUTOMOBILE — 0.2%
Ally Auto Receivables Trust Series 2024-1, Class A3, 5.08%, 12/15/2028	350,000	352,256
AmeriCredit Automobile Receivables Trust Series 2023-2, Class A3, 5.81%, 5/18/2028	750,000	759,095
BMW Vehicle Lease Trust Series 2024-1, Class A3, 4.98%, 3/25/2027	700,000	703,066
BMW Vehicle Owner Trust Series 2025-A, Class A3, 4.56%, 9/25/2029	500,000	502,306

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Capital One Prime Auto Receivables Trust Series 2022-1, Class A4, 3.32%, 9/15/2027	$800,000	$790,527
CarMax Auto Owner Trust:
Series 2024-1, Class A3, 4.92%, 10/16/2028	1,000,000	1,005,514
Series 2024-2, Class A3, 5.50%, 1/16/2029	750,000	762,053
Series 2023-4, Class A3, 6.00%, 7/17/2028	255,000	259,366
Carvana Auto Receivables Trust Series 2025-P1, Class A3, 4.55%, 5/10/2030	500,000	499,690
Drive Auto Receivables Trust Series 2024-2, Class A3, 4.50%, 9/15/2028	375,000	374,893
Ford Credit Auto Owner Trust:
Series 2024-B, Class A3, 5.10%, 4/15/2029	750,000	759,726
Series 2024-C, Class A3, 4.07%, 7/15/2029	475,000	472,700
GM Financial Automobile Leasing Trust Series 2025-1, Class A3, 4.66%, 2/21/2028	400,000	401,695
GM Financial Consumer Automobile Receivables Trust:
Series 2021-2, Class A4, 0.82%, 10/16/2026	621,792	619,131
Series 2023-4, Class A3, 5.78%, 8/16/2028	214,000	216,950
Series 2025-1, Class A3, 4.62%, 12/17/2029	167,000	168,062
Harley-Davidson Motorcycle Trust Series 2024-A, Class A3, 5.37%, 3/15/2029	500,000	506,122
Honda Auto Receivables Owner Trust:
Series 2024-3, Class A3, 4.57%, 3/21/2029	364,000	365,391
Series 2024-1, Class A3, 5.21%, 8/15/2028	500,000	504,875
Series 2023-4, Class A3, 5.67%, 6/21/2028	167,000	169,209
Series 2024-4, Class A3, 4.33%, 5/15/2029	333,000	332,832
Hyundai Auto Receivables Trust:
Series 2024-A, Class A3, 4.99%, 2/15/2029	450,000	453,743
Series 2025-A, Class A3, 4.32%, 10/15/2029	637,000	636,198
Security Description	Principal Amount	Value
Mercedes-Benz Auto Lease Trust:
Series 2024-A, Class A3, 5.32%, 1/18/2028	$214,000	$216,533
Series 2024-B, Class A3, 4.23%, 2/15/2028	290,000	289,177
Mercedes-Benz Auto Receivables Trust Series 2023-2, Class A3, 5.95%, 11/15/2028	550,000	558,855
Nissan Auto Lease Trust:
Series 2024-A, Class A3, 4.91%, 4/15/2027	192,000	192,833
Series 2025-A, Class A3, 4.75%, 3/15/2028	302,000	304,203
Nissan Auto Receivables Owner Trust Series 2023-B, Class A3, 5.93%, 3/15/2028	140,000	141,613
Santander Drive Auto Receivables Trust:
Series 2025-2, Class A3, 4.67%, 8/15/2029	526,000	527,020
Series 2025-1, Class A3, 4.74%, 1/16/2029	500,000	501,649
Series 2023-6, Class B, 5.98%, 4/16/2029	450,000	456,896
Toyota Auto Receivables Owner Trust:
Series 2024-B, Class A3, 5.33%, 1/16/2029	300,000	304,278
Series 2023-D, Class A3, 5.54%, 8/15/2028	268,000	271,770
Series 2024-D, Class A3, 4.40%, 6/15/2029	225,000	225,484
Series 2025-A, Class A3, 4.64%, 8/15/2029	769,000	773,903
Volkswagen Auto Lease Trust Series 2024-A, Class A3, 5.21%, 6/21/2027	208,000	209,913
Volkswagen Auto Loan Enhanced Trust Series 2023-2, Class A3, 5.48%, 12/20/2028	750,000	761,200
World Omni Auto Receivables Trust:
Series 2024-C, Class A3, 4.43%, 12/17/2029	225,000	225,399
Series 2025-A, Class A3, 4.73%, 3/15/2030	636,000	640,719
World Omni Automobile Lease Securitization Trust Series 2025-A, Class A3, 4.42%, 4/17/2028	350,000	350,002
		18,566,847

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CREDIT CARD — 0.1%
American Express Credit Account Master Trust:
Series 2024-3, Class A, 4.65%, 7/15/2029	$500,000	$504,017
Series 2023-1, Class A, 4.87%, 5/15/2028	491,000	493,686
Series 2023-3, Class A, 5.23%, 9/15/2028	400,000	405,003
Series 2024-1, Class A, 5.23%, 4/15/2029	703,000	716,299
BA Credit Card Trust:
Series 2024-A1, Class A, 4.93%, 5/15/2029	750,000	760,225
Series 2023-A2, Class A2, 4.98%, 11/15/2028	482,000	487,158
Barclays Dryrock Issuance Trust Series 2023-1, Class A, 4.72%, 2/15/2029	300,000	300,884
Capital One Multi-Asset Execution Trust:
Series 2023-A1, Class A, 4.42%, 5/15/2028	477,000	477,266
Series 2024-A1, Class A, 3.92%, 9/15/2029	2,000,000	1,986,491
Chase Issuance Trust:
Series 2024-A1, Class A, 4.60%, 1/16/2029	438,000	440,518
Series 2023-A1, Class A, 5.16%, 9/15/2028	500,000	505,749
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	250,000	274,665
Discover Card Execution Note Trust:
Series 2021-A2, Class A2, 1.03%, 9/15/2028	625,000	595,586
Series 2023-A2, Class A, 4.93%, 6/15/2028	362,000	364,545
Synchrony Card Funding LLC Series 2023-A2, Class A, 5.74%, 10/15/2029	650,000	663,014
Synchrony Card Issuance Trust Series 2025-A1, Class A, 4.78%, 2/18/2031	125,000	126,449
		9,101,555
OTHER ABS — 0.1%
CNH Equipment Trust:
Series 2024-A, Class A3, 4.77%, 6/15/2029	300,000	301,552
Series 2023-A, Class A3, 4.81%, 8/15/2028	747,590	748,859
John Deere Owner Trust:
Series 2024-A, Class A3, 4.96%, 11/15/2028	91,000	91,679
Security Description	Principal Amount	Value
Series 2024-B, Class A3, 5.20%, 3/15/2029	$250,000	$253,465
Verizon Master Trust:
Series 2023-4, Class A1A, 5.16%, 6/20/2029	410,000	413,559
Series 2024-4, Class A1A, 5.21%, 6/20/2029	500,000	504,681
Series 2024-3, Class A1A, 5.34%, 4/22/2030	1,250,000	1,275,334
		3,589,129
TOTAL ASSET-BACKED SECURITIES (Cost $31,064,190)		31,257,531
FOREIGN GOVERNMENT OBLIGATIONS — 2.9%
AUSTRIA — 0.0% (a)
Oesterreichische Kontrollbank AG:
3.63%, 09/09/2027 (b)	256,000	253,809
3.75%, 09/05/2029	785,000	774,905
4.25%, 03/01/2028	215,000	216,466
4.50%, 01/24/2030	425,000	432,399
		1,677,579
CANADA — 0.3%
Canada Government International Bonds:
0.75%, 05/19/2026	1,670,000	1,609,942
3.75%, 04/26/2028	1,373,000	1,365,572
4.00%, 03/18/2030	715,000	713,864
4.63%, 04/30/2029	230,000	235,407
Export Development Canada:
3.00%, 05/25/2027	225,000	220,205
3.75%, 09/07/2027	880,000	875,429
3.88%, 02/14/2028	250,000	249,233
4.13%, 02/13/2029	1,040,000	1,043,023
4.38%, 06/29/2026	1,245,000	1,248,965
4.75%, 06/05/2034	395,000	407,433
Province of Alberta:
1.30%, 07/22/2030	442,000	380,138
3.30%, 03/15/2028	615,000	601,200
4.50%, 06/26/2029	500,000	505,973
4.50%, 01/24/2034	380,000	377,074
Province of British Columbia:
2.25%, 06/02/2026	605,000	591,903
4.70%, 01/24/2028	200,000	203,035
4.75%, 06/12/2034	624,000	629,032
4.80%, 11/15/2028	935,000	954,864
4.90%, 04/24/2029	1,475,000	1,513,105
7.25%, 09/01/2036	250,000	303,277
Province of Manitoba:
4.30%, 07/27/2033	300,000	293,765
4.90%, 05/31/2034	200,000	203,846
Province of New Brunswick 3.63%, 2/24/2028	200,000	196,625

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Province of Ontario:
1.05%, 04/14/2026	$1,152,000	$1,116,067
1.13%, 10/07/2030	2,334,000	1,977,084
1.80%, 10/14/2031	775,000	661,832
2.00%, 10/02/2029	597,000	543,078
2.30%, 06/15/2026	260,000	254,373
2.50%, 04/27/2026	893,000	877,389
3.10%, 05/19/2027	423,000	414,183
3.70%, 09/17/2029	300,000	293,708
4.20%, 01/18/2029	103,000	103,034
5.05%, 04/24/2034	330,000	340,091
Province of Quebec:
1.35%, 05/28/2030	327,000	283,469
2.50%, 04/20/2026	605,000	594,466
2.75%, 04/12/2027	640,000	622,692
3.63%, 04/13/2028	150,000	147,882
4.25%, 09/05/2034	770,000	746,914
4.50%, 04/03/2029	1,347,000	1,362,251
4.50%, 09/08/2033	710,000	706,063
7.50%, 09/15/2029	255,000	288,486
Province of Saskatchewan 3.25%, 6/8/2027	300,000	294,383
		26,350,355
CHILE — 0.1%
Chile Government International Bonds:
2.45%, 01/31/2031	450,000	394,503
2.55%, 01/27/2032	355,000	305,597
2.55%, 07/27/2033	360,000	298,646
2.75%, 01/31/2027	349,000	337,377
3.10%, 05/07/2041	1,510,000	1,111,332
3.10%, 01/22/2061	480,000	288,296
3.24%, 02/06/2028	581,000	559,824
3.25%, 09/21/2071	247,000	148,744
3.50%, 01/31/2034	487,000	430,274
3.50%, 01/25/2050	200,000	141,250
3.50%, 04/15/2053	200,000	136,750
4.00%, 01/31/2052	295,000	224,858
4.34%, 03/07/2042	536,000	460,818
4.85%, 01/22/2029	650,000	653,702
4.95%, 01/05/2036	670,000	651,086
5.33%, 01/05/2054	285,000	267,810
5.65%, 01/13/2037	355,000	360,803
		6,771,670
GERMANY — 0.1%
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 04/18/2036	225,000	138,672
1.75%, 09/14/2029	258,000	234,380
2.88%, 04/03/2028 (b)	1,007,000	976,337
3.50%, 08/27/2027 (b)	440,000	435,367
3.88%, 05/15/2028 (b)	815,000	813,272
4.63%, 03/18/2030 (b)	800,000	820,168
Security Description	Principal Amount	Value
Landwirtschaftliche Rentenbank:
4.63%, 04/17/2029	$300,000	$306,774
Series 37, 2.50%, 11/15/2027	200,000	192,722
		3,917,692
HUNGARY — 0.0% (a)
Hungary Government International Bonds 7.63%, 3/29/2041	779,600	879,021
INDONESIA — 0.1%
Indonesia Government International Bonds:
1.85%, 03/12/2031	294,000	247,193
2.15%, 07/28/2031	290,000	245,698
2.85%, 02/14/2030	431,000	393,103
3.05%, 03/12/2051	624,000	401,575
3.40%, 09/18/2029	200,000	188,738
3.50%, 02/14/2050	192,000	135,885
3.55%, 03/31/2032	400,000	364,230
3.70%, 10/30/2049	357,000	261,491
3.85%, 10/15/2030	210,000	199,166
4.10%, 04/24/2028	765,000	754,631
4.20%, 10/15/2050	200,000	160,008
4.35%, 01/11/2048	555,000	456,543
4.45%, 04/15/2070	375,000	296,043
4.65%, 09/20/2032	340,000	330,022
4.70%, 02/10/2034	230,000	221,897
4.75%, 02/11/2029	175,000	174,918
4.75%, 09/10/2034	450,000	434,018
4.85%, 01/11/2033	600,000	588,324
5.10%, 02/10/2054	265,000	241,781
5.15%, 09/10/2054	630,000	580,013
5.25%, 01/15/2030	375,000	380,333
5.35%, 02/11/2049	367,000	352,713
5.45%, 09/20/2052	175,500	167,981
5.60%, 01/15/2035	500,000	512,908
5.65%, 01/11/2053	250,000	245,380
		8,334,592
ISRAEL — 0.1%
Israel Government International Bonds:
2.75%, 07/03/2030	447,000	394,270
3.88%, 07/03/2050	1,190,000	841,329
4.13%, 01/17/2048	370,000	281,363
4.50%, 01/30/2043	272,000	229,532
4.50%, 04/03/2120	303,000	213,399
5.38%, 03/12/2029	330,000	332,356
5.38%, 02/19/2030	310,000	312,088
5.50%, 03/12/2034	1,095,000	1,085,394
5.63%, 02/19/2035	660,000	656,145
5.75%, 03/12/2054	1,322,000	1,216,500
State of Israel:
2.50%, 01/15/2030	200,000	176,651

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.38%, 01/15/2050	$646,000	$419,005
		6,158,032
ITALY — 0.0% (a)
Republic of Italy Government International Bonds:
2.88%, 10/17/2029	700,000	649,148
3.88%, 05/06/2051	1,382,000	964,072
4.00%, 10/17/2049	570,000	418,709
5.38%, 06/15/2033	199,000	205,196
		2,237,125
JAPAN — 0.1%
Japan Bank for International Cooperation:
1.25%, 01/21/2031	351,000	296,345
1.88%, 07/21/2026	376,000	364,974
1.88%, 04/15/2031	1,059,000	922,526
2.00%, 10/17/2029	240,000	217,939
2.13%, 02/16/2029	212,000	196,096
2.25%, 11/04/2026	817,000	792,713
2.38%, 04/20/2026	160,000	156,937
2.75%, 11/16/2027	910,000	878,500
2.88%, 06/01/2027	1,182,000	1,149,167
2.88%, 07/21/2027	622,000	604,592
3.50%, 10/31/2028	60,000	58,704
4.38%, 10/05/2027	170,000	171,023
4.38%, 01/24/2031	200,000	200,691
4.63%, 07/19/2028	588,000	596,654
4.63%, 04/17/2034	200,000	202,456
Japan International Cooperation Agency:
1.00%, 07/22/2030	201,000	169,486
2.13%, 10/20/2026	202,000	195,528
2.75%, 04/27/2027	324,000	314,302
3.25%, 05/25/2027	215,000	210,372
3.38%, 06/12/2028	366,000	356,625
4.75%, 05/21/2029	200,000	203,494
		8,259,124
MEXICO — 0.2%
Mexico Government International Bonds:
2.66%, 05/24/2031	1,321,000	1,114,345
3.25%, 04/16/2030	946,000	854,963
3.50%, 02/12/2034	955,000	785,253
3.75%, 01/11/2028	237,000	229,757
3.77%, 05/24/2061	870,000	508,938
4.15%, 03/28/2027	543,000	535,857
4.28%, 08/14/2041	976,000	742,034
4.35%, 01/15/2047	500,000	357,755
4.40%, 02/12/2052	595,000	413,690
4.50%, 04/22/2029	1,039,000	1,008,923
4.50%, 01/31/2050	731,000	527,560
4.60%, 01/23/2046	1,521,000	1,135,149
4.60%, 02/10/2048	883,600	650,182
4.75%, 04/27/2032	754,000	703,908
Security Description	Principal Amount	Value
4.88%, 05/19/2033	$700,000	$645,745
5.00%, 04/27/2051	860,000	661,695
5.55%, 01/21/2045	394,000	349,490
6.00%, 05/13/2030	1,200,000	1,225,066
6.00%, 05/07/2036	425,000	411,951
6.05%, 01/11/2040	874,000	826,471
6.34%, 05/04/2053	780,000	711,051
6.35%, 02/09/2035	760,000	762,399
6.40%, 05/07/2054	975,000	892,883
6.88%, 05/13/2037	200,000	205,387
7.38%, 05/13/2055	200,000	205,069
11.50%, 05/15/2026	200,000	219,977
Series GMTN, 5.75%, 10/12/2110	563,000	442,675
Series MTN, 4.75%, 03/08/2044	1,966,000	1,531,069
Series MTN, 6.75%, 09/27/2034	300,000	312,975
Series MTN, 8.30%, 08/15/2031	400,000	466,003
		19,438,220
PANAMA — 0.1%
Panama Government International Bonds:
2.25%, 09/29/2032	718,000	522,307
3.16%, 01/23/2030	502,000	437,964
3.87%, 07/23/2060	957,000	514,690
3.88%, 03/17/2028	632,000	600,724
4.30%, 04/29/2053	540,000	329,798
4.50%, 04/16/2050	245,000	156,598
4.50%, 04/01/2056	940,000	573,861
4.50%, 01/19/2063	486,000	294,774
6.40%, 02/14/2035	410,000	385,537
6.70%, 01/26/2036	734,000	704,035
6.85%, 03/28/2054	180,000	157,783
6.88%, 01/31/2036	475,000	457,704
7.50%, 03/01/2031	200,000	207,356
7.88%, 03/01/2057	300,000	295,286
8.00%, 03/01/2038	280,000	289,559
8.88%, 09/30/2027	425,000	458,613
9.38%, 04/01/2029	294,000	328,256
		6,714,845
PERU — 0.1%
Peru Government International Bonds:
1.86%, 12/01/2032	385,000	301,249
2.78%, 01/23/2031	1,549,000	1,362,656
2.78%, 12/01/2060	725,000	395,530
2.84%, 06/20/2030	50,700	45,590
3.00%, 01/15/2034	332,000	274,712
3.23%, 07/28/2121	425,000	228,422
3.55%, 03/10/2051	300,000	206,582
3.60%, 01/15/2072	280,000	173,870
5.38%, 02/08/2035	1,085,000	1,065,269

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.63%, 11/18/2050	$732,800	$697,573
5.88%, 08/08/2054	345,000	334,446
6.55%, 03/14/2037	638,000	679,378
		5,765,277
PHILIPPINES — 0.1%
Philippines Government International Bonds:
1.95%, 01/06/2032	310,000	257,214
2.46%, 05/05/2030	258,000	232,199
2.65%, 12/10/2045	645,000	413,062
2.95%, 05/05/2045	508,000	345,834
3.00%, 02/01/2028	526,000	504,192
3.20%, 07/06/2046	645,000	451,454
3.70%, 03/01/2041	300,000	241,652
3.70%, 02/02/2042	405,000	322,745
3.75%, 01/14/2029	747,000	724,739
3.95%, 01/20/2040	371,000	315,434
4.38%, 03/05/2030	500,000	492,364
4.75%, 03/05/2035	500,000	484,262
5.00%, 07/17/2033	200,000	198,258
5.00%, 01/13/2037	312,000	306,014
5.18%, 09/05/2049	500,000	466,188
5.25%, 05/14/2034	200,000	201,281
5.50%, 02/04/2035	500,000	513,701
5.50%, 01/17/2048	300,000	294,234
5.60%, 05/14/2049	500,000	494,011
5.61%, 04/13/2033	200,000	205,722
5.90%, 02/04/2050	500,000	514,434
5.95%, 10/13/2047	270,000	279,827
6.38%, 10/23/2034	556,000	607,455
7.75%, 01/14/2031	510,000	587,027
9.50%, 02/02/2030	831,000	1,002,641
		10,455,944
POLAND — 0.1%
Republic of Poland Government International Bonds:
3.25%, 04/06/2026	565,000	558,321
4.63%, 03/18/2029	750,000	750,013
4.88%, 02/12/2030	375,000	378,434
4.88%, 10/04/2033	770,000	757,883
5.13%, 09/18/2034	939,000	931,148
5.38%, 02/12/2035	525,000	528,177
5.50%, 04/04/2053	1,189,000	1,123,432
5.50%, 03/18/2054	921,000	865,825
5.75%, 11/16/2032	902,000	945,600
		6,838,833
SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
1.25%, 09/21/2030	375,000	317,503
1.63%, 01/18/2027	280,000	267,193
2.38%, 04/21/2027	395,000	380,278
2.63%, 05/26/2026	425,000	416,849
Security Description	Principal Amount	Value
4.00%, 09/11/2027	$400,000	$397,277
4.13%, 10/17/2027	565,000	562,788
4.25%, 09/15/2027	251,000	250,582
4.50%, 01/11/2029	295,000	296,132
4.63%, 01/14/2028	400,000	403,533
4.88%, 01/14/2030	200,000	203,907
5.00%, 01/11/2028	878,000	893,421
5.13%, 01/11/2033	200,000	204,969
5.13%, 09/18/2033	495,000	507,450
Korea Development Bank:
0.80%, 07/19/2026	465,000	444,394
1.00%, 09/09/2026	987,000	942,067
1.38%, 04/25/2027	400,000	377,103
1.63%, 01/19/2031	135,000	115,154
2.25%, 02/24/2027	350,000	336,977
4.38%, 02/15/2028	185,000	185,298
4.38%, 02/15/2033	730,000	711,597
4.63%, 02/15/2027	217,000	218,301
4.63%, 02/03/2028	500,000	504,541
4.88%, 02/03/2030	500,000	509,868
Korea International Bonds:
1.00%, 09/16/2030	525,000	443,653
2.75%, 01/19/2027	400,000	390,592
4.13%, 06/10/2044	200,000	178,168
4.50%, 07/03/2029	600,000	607,804
		11,067,399
SUPRANATIONAL — 1.3%
African Development Bank:
0.88%, 07/22/2026	898,000	861,864
3.50%, 09/18/2029	600,000	586,890
4.00%, 03/18/2030	800,000	797,232
4.13%, 02/25/2027	450,000	450,887
4.38%, 03/14/2028 (b)	350,000	353,861
4.63%, 01/04/2027	650,000	656,513
5 yr. CMT + 1.58%, 5.75%, 05/07/2034 (d)	200,000	192,750
Series GMTN, 4.38%, 11/03/2027	915,000	924,013
Asian Development Bank:
4.38%, 03/22/2035	1,060,000	1,061,505
5.82%, 06/16/2028	1,516,000	1,596,500
Series GMTN, 0.75%, 10/08/2030	475,000	397,532
Series GMTN, 1.00%, 04/14/2026	2,031,000	1,967,694
Series GMTN, 1.50%, 01/20/2027	796,000	761,645
Series GMTN, 1.75%, 09/19/2029	363,000	329,401
Series GMTN, 1.88%, 01/24/2030	187,000	169,345
Series GMTN, 2.00%, 04/24/2026	400,000	391,352
Series GMTN, 2.50%, 11/02/2027	418,000	403,094

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 2.63%, 01/12/2027	$300,000	$292,908
Series GMTN, 2.75%, 01/19/2028	305,000	295,271
Series GMTN, 3.13%, 08/20/2027	1,113,000	1,091,808
Series GMTN, 3.13%, 09/26/2028	364,000	354,106
Series GMTN, 3.63%, 08/28/2029	1,100,000	1,081,883
Series GMTN, 3.75%, 04/25/2028	1,156,000	1,148,740
Series GMTN, 3.88%, 09/28/2032	175,000	171,472
Series GMTN, 3.88%, 06/14/2033	551,000	536,657
Series GMTN, 4.00%, 01/12/2033	705,000	694,178
Series GMTN, 4.13%, 01/12/2027	785,000	786,633
Series GMTN, 4.13%, 01/12/2034	650,000	641,121
Series GMTN, 4.38%, 01/14/2028	480,000	485,170
Series GMTN, 4.38%, 03/06/2029	1,340,000	1,357,956
Series GMTN, 4.50%, 08/25/2028	2,248,000	2,284,597
Series GMTN, 4.88%, 05/21/2026	1,100,000	1,109,592
Asian Infrastructure Investment Bank:
3.75%, 09/14/2027	500,000	497,555
4.00%, 01/18/2028	2,070,000	2,072,173
4.50%, 01/16/2030	535,000	544,855
4.88%, 09/14/2026 (b)	655,000	662,644
Corp. Andina de Fomento:
4.13%, 01/07/2028	565,000	562,593
4.75%, 04/01/2026	186,000	186,655
5.00%, 01/24/2029	564,000	575,291
5.00%, 01/22/2030	500,000	511,895
6.00%, 04/26/2027	310,000	320,252
Council of Europe Development Bank:
3.63%, 01/26/2028 (b)	150,000	148,532
3.75%, 05/25/2026	440,000	438,152
4.13%, 01/24/2029	760,000	762,447
4.50%, 01/15/2030 (b)	400,000	407,688
4.63%, 06/11/2027	290,000	293,735
European Bank for Reconstruction & Development:
4.13%, 01/25/2029 (b)	670,000	672,258
Series GMTN, 4.38%, 03/09/2028	1,100,000	1,112,166
Series MTN, 4.25%, 03/13/2034	350,000	347,911
Security Description	Principal Amount	Value
European Investment Bank:
0.75%, 10/26/2026	$1,122,000	$1,067,000
0.75%, 09/23/2030 (b)	195,000	163,671
0.88%, 05/17/2030 (b)	620,000	529,387
1.25%, 02/14/2031	541,000	461,668
1.63%, 10/09/2029	302,000	272,283
1.63%, 05/13/2031	200,000	173,426
3.25%, 11/15/2027	1,445,000	1,420,103
3.63%, 07/15/2030	675,000	660,643
3.75%, 02/14/2033 (b)	2,825,000	2,739,148
3.88%, 03/15/2028	610,000	608,621
3.88%, 06/15/2028 (b)	925,000	922,715
4.00%, 02/15/2029	1,025,000	1,024,887
4.13%, 02/13/2034 (b)	892,000	879,191
4.38%, 03/19/2027	1,245,000	1,254,176
4.38%, 10/10/2031	1,500,000	1,518,900
4.50%, 10/16/2028	1,635,000	1,662,550
4.50%, 03/14/2030 (b)	1,675,000	1,707,713
4.63%, 02/12/2035 (b)	1,915,000	1,956,307
4.75%, 06/15/2029	3,750,000	3,855,150
Series GMTN, 1.38%, 03/15/2027	1,335,000	1,270,132
Inter-American Development Bank:
0.63%, 09/16/2027	322,000	297,051
1.13%, 07/20/2028	1,302,000	1,188,049
1.50%, 01/13/2027	200,000	191,442
2.00%, 07/23/2026	319,000	310,776
2.38%, 07/07/2027	871,000	841,151
3.13%, 09/18/2028	100,000	97,283
3.50%, 09/14/2029	959,000	938,113
4.00%, 01/12/2028	200,000	200,192
4.13%, 02/15/2029	810,000	813,515
4.38%, 02/01/2027	1,390,000	1,398,813
4.38%, 07/17/2034	750,000	752,062
4.50%, 02/15/2030	1,700,000	1,732,572
Series GMTN, 0.88%, 04/20/2026	1,835,000	1,774,849
Series GMTN, 1.13%, 01/13/2031	445,000	376,946
Series GMTN, 3.50%, 04/12/2033	2,362,000	2,242,105
Series GMTN, 3.63%, 09/17/2031	600,000	581,220
Series GMTN, 4.50%, 05/15/2026	150,000	150,683
Series GMTN, 4.50%, 09/13/2033	690,000	698,963
Inter-American Investment Corp.:
3.63%, 02/17/2027	195,000	193,383
4.25%, 02/14/2029	300,000	301,386
4.25%, 04/01/2030 (g)	350,000	351,582
4.75%, 09/19/2028 (b)	575,000	587,713

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
International Bank for Reconstruction & Development:
0.75%, 11/24/2027	$1,425,000	$1,311,085
0.75%, 08/26/2030	490,000	411,561
0.88%, 05/14/2030	1,351,000	1,153,024
1.13%, 09/13/2028	2,944,000	2,674,712
1.25%, 02/10/2031	1,130,000	961,540
1.38%, 04/20/2028	1,315,000	1,217,664
1.63%, 11/03/2031	1,661,000	1,417,348
1.75%, 10/23/2029	790,000	714,832
1.88%, 10/27/2026	234,000	226,468
2.50%, 03/29/2032	490,000	439,437
3.13%, 06/15/2027	1,685,000	1,654,704
3.50%, 07/12/2028	3,300,000	3,251,721
3.63%, 09/21/2029	850,000	835,337
3.88%, 10/16/2029	1,005,000	997,754
3.88%, 02/14/2030	1,195,000	1,184,807
3.88%, 08/28/2034	704,000	679,557
4.00%, 08/27/2026	594,000	593,792
4.00%, 07/25/2030	1,060,000	1,055,506
4.00%, 01/10/2031	1,525,000	1,514,706
4.13%, 03/20/2030	885,000	886,841
4.50%, 04/10/2031	1,059,000	1,079,174
4.63%, 08/01/2028	1,870,000	1,907,456
4.75%, 04/10/2026	535,000	538,451
4.75%, 11/14/2033	300,000	309,366
5.10%, 04/05/2034	750,000	750,150
Series GMTN, 4.63%, 01/15/2032	1,570,000	1,606,785
International Finance Corp.:
Series GMTN, 0.75%, 10/08/2026	747,000	711,420
Series GMTN, 2.13%, 04/07/2026	309,000	302,934
Series GMTN, 4.25%, 07/02/2029	910,000	917,671
Series GMTN, 4.50%, 01/21/2028	275,000	278,946
Series GMTN, 4.50%, 07/13/2028	674,000	685,087
Nordic Investment Bank 4.38%, 3/14/2028	945,000	955,471
		107,743,799
SWEDEN — 0.0% (a)
Svensk Exportkredit AB:
4.13%, 06/14/2028	940,000	942,031
Series GMTN, 2.25%, 03/22/2027	250,000	241,216
Series GMTN, 3.75%, 09/13/2027	560,000	556,471
Series GMTN, 4.25%, 02/01/2029	150,000	150,634
Security Description	Principal Amount	Value
Series GMTN, 4.88%, 09/14/2026	$545,000	$550,632
		2,440,984
UNITED STATES — 0.0% (a)
Inter-American Development Bank 2.25%, 6/18/2029	805,000	750,059
Israel Government AID Bonds 5.50%, 9/18/2033	720,000	766,279
		1,516,338
URUGUAY — 0.1%
Oriental Republic of Uruguay 5.25%, 9/10/2060	335,000	306,401
Uruguay Government International Bonds:
4.13%, 11/20/2045	283,000	240,077
4.38%, 10/27/2027	481,000	479,803
4.38%, 01/23/2031	955,000	938,064
4.98%, 04/20/2055	891,000	797,769
5.10%, 06/18/2050	1,175,000	1,090,568
5.44%, 02/14/2037	187,500	189,632
7.63%, 03/21/2036	303,000	358,598
		4,400,912
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $252,392,592)		240,967,741
U.S. GOVERNMENT AGENCY OBLIGATIONS — 26.0%
Federal Farm Credit Banks Funding Corp.:
2.02%, 4/1/2031	524,000	456,127
4.38%, 6/23/2026	8,042,000	8,078,775
4.50%, 8/14/2026	1,005,000	1,011,730
5.31%, 9/25/2035	200,000	199,036
Federal Home Loan Banks:
1.88%, 9/11/2026	225,000	218,261
3.25%, 11/16/2028 (b)	2,850,000	2,786,165
3.63%, 9/4/2026 (b)	5,000,000	4,974,185
4.00%, 10/9/2026	1,800,000	1,800,929
4.00%, 6/30/2028	2,765,000	2,771,354
4.13%, 1/15/2027 (b)	220,000	220,565
4.25%, 12/10/2027	35,000	35,285
4.63%, 11/17/2026	355,000	358,429
4.75%, 4/9/2027	1,315,000	1,335,739
4.75%, 3/10/2034	4,875,000	4,994,947
Federal Home Loan Mortgage Corp.:
0.80%, 10/27/2026	186,000	176,849
0.80%, 10/28/2026	348,000	330,499
1.50%, 2/1/2037	7,218,133	6,348,522
1.50%, 4/1/2037	4,455,477	3,912,136
1.50%, 5/1/2041	3,673,160	3,019,755
1.50%, 2/1/2051	5,363,508	4,057,947

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
1.50%, 6/1/2051	$221,079	$167,373
1.50%, 10/1/2051	5,690,339	4,306,233
1.50%, 11/1/2051	5,120,769	3,874,806
2.00%, 7/1/2035	2,627,786	2,394,685
2.00%, 2/1/2036	2,596,761	2,353,049
2.00%, 6/1/2036	8,894,728	8,079,697
2.00%, 1/1/2037	6,994,918	6,323,950
2.00%, 2/1/2037	3,177,597	2,883,289
2.00%, 4/1/2037	2,242,415	2,027,048
2.00%, 6/1/2037	893,905	813,990
2.00%, 3/1/2042	1,436,013	1,219,600
2.00%, 6/1/2050	190,042	153,579
2.00%, 8/1/2050	18,664,120	15,151,214
2.00%, 9/1/2050	490,562	394,084
2.00%, 11/1/2050	25,745,701	20,666,353
2.00%, 1/1/2051	18,450,372	14,774,557
2.00%, 2/1/2051	28,577,660	22,890,834
2.00%, 4/1/2051	5,967,907	4,747,475
2.00%, 9/1/2051	17,594,832	14,057,620
2.00%, 11/1/2051	21,554,341	17,207,736
2.00%, 12/1/2051	2,572,022	2,082,134
2.00%, 2/1/2052	16,543,506	13,176,406
2.00%, 3/1/2052	6,595,327	5,251,470
2.00%, 5/1/2052	3,595,626	2,906,312
2.00%, 8/1/2052	7,921,283	6,307,250
2.50%, 7/1/2028	19,505	19,067
2.50%, 9/1/2028	33,462	32,649
2.50%, 10/1/2029	94,982	91,872
2.50%, 1/1/2031	142,748	136,965
2.50%, 5/1/2031	434,630	416,000
2.50%, 6/1/2031	170,138	162,756
2.50%, 11/1/2032	397,325	377,157
2.50%, 12/1/2032	327,068	310,299
2.50%, 2/1/2033	588,121	557,619
2.50%, 3/1/2033	1,092,199	1,033,999
2.50%, 8/1/2035	1,947,224	1,813,579
2.50%, 9/1/2035	17,572	16,288
2.50%, 4/1/2037	650,519	602,798
2.50%, 9/1/2046	548,208	469,113
2.50%, 8/1/2050	11,997,655	10,067,423
2.50%, 9/1/2050	273,131	229,104
2.50%, 10/1/2050	6,899,759	5,785,415
2.50%, 11/1/2050	5,338,545	4,474,688
2.50%, 12/1/2050	8,777,012	7,354,035
2.50%, 1/1/2051	11,962,741	9,986,292
2.50%, 5/1/2051	221,182	186,972
2.50%, 6/1/2051	15,377,363	12,798,181
2.50%, 7/1/2051	1,133,613	947,500
2.50%, 9/1/2051	14,591,484	12,187,761
2.50%, 10/1/2051	12,217,421	10,201,662
2.50%, 11/1/2051	14,799,691	12,351,561
2.50%, 12/1/2051	12,519,764	10,444,890
2.50%, 1/1/2052	9,254,275	7,811,449
2.50%, 3/1/2052	7,438,192	6,199,528
2.50%, 4/1/2052	24,318,048	20,461,222
Security Description	Principal Amount	Value
2.50%, 5/1/2052	$107,117	$89,279
3.00%, 11/1/2027	209,567	206,489
3.00%, 2/1/2029	72,621	71,238
3.00%, 7/1/2029	63,424	61,953
3.00%, 9/1/2029	100,673	98,263
3.00%, 4/1/2030	104,502	101,711
3.00%, 7/1/2030	55,544	54,056
3.00%, 12/1/2030	354,358	343,893
3.00%, 2/1/2031	654,770	633,993
3.00%, 3/1/2031	31,792	30,803
3.00%, 5/1/2031	256,031	247,945
3.00%, 6/1/2031	13,386	12,956
3.00%, 9/1/2032	639,873	616,651
3.00%, 4/1/2033	1,628,429	1,589,023
3.00%, 5/1/2033	1,320,577	1,269,036
3.00%, 7/1/2035	148,883	140,437
3.00%, 4/1/2036	287,435	271,048
3.00%, 8/1/2036	493,072	469,161
3.00%, 5/1/2037	2,017,143	1,923,243
3.00%, 2/1/2043	227,952	207,336
3.00%, 3/1/2043	536,486	486,715
3.00%, 4/1/2043	580,764	526,872
3.00%, 7/1/2043	211,541	191,910
3.00%, 8/1/2043	96,987	87,987
3.00%, 9/1/2043	140,360	127,335
3.00%, 10/1/2043	106,553	96,666
3.00%, 6/1/2045	333,519	296,508
3.00%, 8/1/2045	1,060,714	954,875
3.00%, 4/1/2046	488,508	434,249
3.00%, 9/1/2046	362,098	321,879
3.00%, 10/1/2046	2,003,731	1,781,174
3.00%, 11/1/2046	604,725	537,557
3.00%, 12/1/2046	1,290,289	1,146,975
3.00%, 2/1/2047	1,174,601	1,044,137
3.00%, 7/1/2047	2,607,193	2,314,658
3.00%, 12/1/2047	2,157,006	1,917,011
3.00%, 1/1/2048	590,412	524,721
3.00%, 2/1/2048	1,213,137	1,078,160
3.00%, 3/1/2048	61,397	54,566
3.00%, 11/1/2048	1,498,790	1,330,621
3.00%, 10/1/2049	1,407,191	1,236,066
3.00%, 12/1/2049	1,060,452	931,493
3.00%, 1/1/2050	3,000,403	2,635,531
3.00%, 2/1/2050	3,284,065	2,884,697
3.00%, 4/1/2050	5,503,939	4,834,550
3.00%, 5/1/2050	125,171	111,010
3.00%, 3/1/2052	10,532,673	9,151,674
3.00%, 4/1/2052	5,641,812	4,926,995
3.00%, 8/1/2052	1,305,670	1,134,477
3.50%, 3/1/2026	4,266	4,237
3.50%, 5/1/2026	50,037	49,636
3.50%, 1/1/2029	21,309	21,060
3.50%, 11/1/2029	76,685	75,448
3.50%, 2/1/2030	67,932	66,827
3.50%, 3/1/2032	96,423	94,216

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 6/1/2033	$208,717	$203,443
3.50%, 1/1/2034	518,773	504,922
3.50%, 10/1/2037	2,784,589	2,679,175
3.50%, 3/1/2038	561,361	536,239
3.50%, 7/1/2038	1,501,853	1,444,998
3.50%, 10/1/2041	93,835	87,560
3.50%, 11/1/2041	1,656	1,547
3.50%, 12/1/2041	93,310	87,144
3.50%, 4/1/2043	234,273	218,146
3.50%, 5/1/2043	215,506	200,670
3.50%, 8/1/2043	383,067	356,947
3.50%, 6/1/2044	74,164	68,657
3.50%, 8/1/2044	151,911	140,630
3.50%, 9/1/2044	52,020	48,155
3.50%, 10/1/2044	86,580	80,150
3.50%, 11/1/2044	135,968	125,871
3.50%, 12/1/2044	113,338	104,883
3.50%, 1/1/2045	144,933	134,170
3.50%, 2/1/2045	202,560	187,519
3.50%, 3/1/2045	73,794	68,170
3.50%, 7/1/2045	2,610,499	2,429,936
3.50%, 8/1/2045	70,097	64,755
3.50%, 10/1/2045	182,284	168,392
3.50%, 11/1/2045	63,834	58,969
3.50%, 12/1/2045	348,765	322,194
3.50%, 1/1/2046	28,701	26,514
3.50%, 2/1/2046	7,956	7,350
3.50%, 3/1/2046	458,012	420,643
3.50%, 4/1/2046	12,705	11,665
3.50%, 5/1/2046	189,997	174,449
3.50%, 7/1/2046	36,421	33,438
3.50%, 8/1/2046	1,058,812	977,939
3.50%, 9/1/2046	2,205,671	2,025,226
3.50%, 11/1/2046	18,891	17,345
3.50%, 12/1/2046	282,675	259,543
3.50%, 4/1/2047	32,054	29,416
3.50%, 9/1/2047	1,485,955	1,363,631
3.50%, 10/1/2047	210,177	192,875
3.50%, 11/1/2047	114,335	104,923
3.50%, 12/1/2047	300,954	276,180
3.50%, 1/1/2048	536,434	492,274
3.50%, 2/1/2048	1,452,091	1,332,555
3.50%, 7/1/2048	289,156	265,148
3.50%, 11/1/2048	778,231	713,614
3.50%, 6/1/2049	999,645	911,845
3.50%, 7/1/2049	608,072	554,664
3.50%, 8/1/2049	47,571	43,474
3.50%, 9/1/2049	4,574,039	4,200,895
3.50%, 3/1/2050	2,508,154	2,287,860
3.50%, 5/1/2051	3,866,737	3,527,117
3.50%, 9/1/2052	10,576,521	9,562,258
4.00%, 5/1/2025	78	78
4.00%, 6/1/2025	570	568
4.00%, 8/1/2025	227	227
4.00%, 9/1/2025	466	465
Security Description	Principal Amount	Value
4.00%, 6/1/2026	$7,952	$7,914
4.00%, 7/1/2029	152,852	151,947
4.00%, 8/1/2039	52,805	50,894
4.00%, 10/1/2040	63,419	61,128
4.00%, 12/1/2040	137,515	132,554
4.00%, 8/1/2041	8,777	8,447
4.00%, 12/1/2041	189,457	182,345
4.00%, 4/1/2042	129,475	124,614
4.00%, 6/1/2042	380,784	365,963
4.00%, 12/1/2043	68,511	65,476
4.00%, 5/1/2044	144,283	137,628
4.00%, 7/1/2044	215,766	205,821
4.00%, 12/1/2044	78,154	74,552
4.00%, 4/1/2045	154,426	146,979
4.00%, 5/1/2045	833,713	802,416
4.00%, 6/1/2045	51,036	48,597
4.00%, 8/1/2045	21,231	20,206
4.00%, 10/1/2045	263,117	250,428
4.00%, 11/1/2045	1,152,881	1,095,887
4.00%, 12/1/2045	50,863	48,410
4.00%, 1/1/2046	180,613	171,903
4.00%, 3/1/2046	151,299	144,166
4.00%, 4/1/2046	21,507	20,379
4.00%, 5/1/2046	14,810	14,033
4.00%, 1/1/2047	2,839,181	2,686,394
4.00%, 9/1/2047	115,527	109,337
4.00%, 11/1/2047	694,216	657,018
4.00%, 12/1/2047	277,215	262,361
4.00%, 1/1/2048	407,156	385,340
4.00%, 4/1/2048	612,821	579,670
4.00%, 5/1/2048	960,715	908,744
4.00%, 7/1/2048	655,861	620,382
4.00%, 8/1/2048	34,423	32,561
4.00%, 10/1/2048	1,153,234	1,090,849
4.00%, 12/1/2048	557,641	527,474
4.00%, 9/1/2049	586,750	554,145
4.00%, 6/1/2050	801,941	754,586
4.00%, 2/1/2051	1,296,647	1,224,594
4.00%, 10/1/2052	1,679,814	1,569,043
4.00%, 1/1/2053	3,449,521	3,217,996
4.00%, 5/1/2053	2,862,499	2,667,593
4.50%, 2/1/2039	956	948
4.50%, 6/1/2039	54,267	53,803
4.50%, 9/1/2039	42,455	42,092
4.50%, 12/1/2039	27,751	27,514
4.50%, 2/1/2040	17,648	17,472
4.50%, 3/1/2040	13,014	12,885
4.50%, 6/1/2040	451	447
4.50%, 12/1/2040	165,311	163,664
4.50%, 4/1/2041	2,973	2,942
4.50%, 7/1/2041	96,477	95,457
4.50%, 8/1/2041	8,095	8,009
4.50%, 9/1/2041	32,978	32,629
4.50%, 10/1/2041	252,365	249,851
4.50%, 5/1/2042	14,295	14,153

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 10/1/2043	$3,999	$3,938
4.50%, 8/1/2044	4,980	4,902
4.50%, 9/1/2044	128,592	126,566
4.50%, 1/1/2045	5,999	5,904
4.50%, 4/1/2047	37,510	36,493
4.50%, 10/1/2047	36,441	35,453
4.50%, 12/1/2047	115,771	112,632
4.50%, 1/1/2048	367,753	357,782
4.50%, 5/1/2048	454,276	440,925
4.50%, 6/1/2048	142,291	138,116
4.50%, 7/1/2048	399,741	388,478
4.50%, 11/1/2048	39,287	38,180
4.50%, 12/1/2048	251,200	244,122
4.50%, 3/1/2049	362,210	352,004
4.50%, 7/1/2049	2,166,501	2,102,499
4.50%, 6/1/2052	2,231,042	2,140,506
4.50%, 10/1/2052	1,354,139	1,298,388
4.50%, 11/1/2052	93,091	89,243
4.50%, 12/1/2052	5,558,946	5,363,799
4.50%, 1/1/2053	926,087	887,672
4.50%, 5/1/2053	8,880,859	8,502,935
5.00%, 10/1/2033	3,315	3,333
5.00%, 11/1/2035	5,637	5,694
5.00%, 4/1/2036	13,160	13,294
5.00%, 12/1/2036	987	999
5.00%, 2/1/2038	91,921	93,109
5.00%, 3/1/2038	54,051	54,749
5.00%, 6/1/2038	15,230	15,427
5.00%, 11/1/2038	128,136	129,792
5.00%, 1/1/2039	18,972	19,217
5.00%, 2/1/2039	41,201	41,734
5.00%, 3/1/2039	121,554	122,646
5.00%, 10/1/2039	11,746	11,898
5.00%, 2/1/2040	29,259	29,484
5.00%, 7/1/2048	487,540	487,236
5.00%, 9/1/2048	106,983	106,844
5.00%, 11/1/2048	437,291	436,169
5.00%, 3/1/2049	197,581	197,458
5.00%, 3/1/2050	538,688	537,693
5.00%, 9/1/2052	4,061,991	3,997,438
5.00%, 10/1/2052	2,195,998	2,170,811
5.00%, 12/1/2052	3,686,264	3,651,333
5.00%, 2/1/2053	13,313,524	13,093,242
5.00%, 7/1/2053	16,320,880	16,033,584
5.00%, 11/1/2054	8,366,257	8,201,095
5.00%, 1/1/2055	3,480,739	3,412,024
5.50%, 11/1/2026	3,684	3,695
5.50%, 6/1/2027	1,620	1,630
5.50%, 4/1/2028	2,664	2,690
5.50%, 7/1/2028	5,089	5,149
5.50%, 7/1/2033	487	498
5.50%, 1/1/2037	31,572	32,410
5.50%, 9/1/2037	204	210
5.50%, 11/1/2037	2,225	2,293
5.50%, 1/1/2038	95,101	97,992
Security Description	Principal Amount	Value
5.50%, 4/1/2038	$76,395	$78,855
5.50%, 7/1/2038	95,935	99,024
5.50%, 10/1/2038	2,027	2,092
5.50%, 4/1/2039	27,969	28,877
5.50%, 12/1/2052	1,170,516	1,185,514
5.50%, 2/1/2053	2,843,682	2,849,958
5.50%, 7/1/2053	11,903,723	11,922,495
5.50%, 3/1/2054	10,534,558	10,525,866
5.50%, 11/1/2054	13,211,669	13,201,614
6.00%, 2/1/2028	58	59
6.00%, 11/1/2029	400	409
6.00%, 8/1/2031	1,911	1,968
6.00%, 10/1/2032	1,947	2,013
6.00%, 11/1/2032	1,996	2,064
6.00%, 12/1/2032	917	948
6.00%, 1/1/2033	2,669	2,760
6.00%, 2/1/2033	1,628	1,680
6.00%, 3/1/2033	1,989	2,057
6.00%, 6/1/2033	2,829	2,936
6.00%, 3/1/2036	3,482	3,651
6.00%, 8/1/2036	19,602	20,555
6.00%, 1/1/2037	1,960	2,055
6.00%, 6/1/2037	63,722	66,979
6.00%, 11/1/2037	41,107	43,209
6.00%, 12/1/2037	1,756	1,846
6.00%, 10/1/2038	1,538	1,617
6.00%, 3/1/2040	1,201	1,263
6.00%, 5/1/2040	195,748	205,779
6.00%, 6/1/2053	1,727,860	1,772,179
6.00%, 9/1/2053	3,613,351	3,716,728
6.00%, 11/1/2053	15,312,335	15,574,357
6.00%, 12/1/2053	3,098,501	3,151,282
6.00%, 8/1/2054	20,000,154	20,315,446
6.25%, 7/15/2032 (b)	2,578,000	2,910,821
6.50%, 12/1/2030	163	168
6.50%, 8/1/2031	1,519	1,578
6.50%, 12/1/2031	1,137	1,181
6.50%, 7/1/2032	316	330
6.50%, 11/1/2037	17,203	18,352
6.50%, 2/1/2038	4,205	4,483
6.50%, 9/1/2038	49,856	53,187
6.50%, 9/1/2039	24,944	26,599
6.50%, 2/1/2053	1,315,992	1,360,918
6.50%, 10/1/2053	5,019,302	5,181,395
6.50%, 11/1/2053	958,522	989,477
6.50%, 12/1/2053	7,734,775	8,080,811
6.50%, 1/1/2054	10,049,928	10,374,481
6.75%, 9/15/2029	513,000	570,102
6.75%, 3/15/2031	1,736,000	1,975,266
7.00%, 7/1/2029	11,814	12,023
7.00%, 1/1/2030	146	150
7.00%, 4/1/2030	45	47
7.00%, 2/1/2031	163	171
7.00%, 9/1/2031	2,094	2,198
7.00%, 1/1/2054	3,034,800	3,174,149

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
7.50%, 3/1/2028	$1,897	$1,940
Series 1, Zero Coupon, 11/15/2038	406,000	211,620
Series MTN, Zero Coupon, 12/14/2029	200,000	164,602
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K064, Class A2, 3.22%, 3/25/2027	800,000	784,882
Series K067, Class AM, 3.28%, 8/25/2027	500,000	488,086
Series K069, Class A2, 3.19%, 9/25/2027 (d)	1,479,525	1,442,975
Series K070, Class A2, 3.30%, 11/25/2027 (d)	1,500,000	1,465,174
Series K072, Class A2, 3.44%, 12/25/2027	2,010,000	1,968,301
Series K076, Class A2, 3.90%, 4/25/2028	100,000	98,928
Series K079, Class A2, 3.93%, 6/25/2028	1,150,000	1,137,583
Series K083, Class A2, 4.05%, 9/25/2028 (d)	525,000	520,903
Series K085, Class A2, 4.06%, 10/25/2028 (d)	2,200,000	2,181,759
Series K086, Class A2, 3.86%, 11/25/2028 (d)	799,999	788,478
Series K087, Class A2, 3.77%, 12/25/2028	270,000	265,416
Series K089, Class A2, 3.56%, 1/25/2029	2,500,000	2,436,863
Series K092, Class A2, 3.30%, 4/25/2029	500,000	481,844
Series K093, Class A2, 2.98%, 5/25/2029	500,000	476,132
Series K094, Class A2, 2.90%, 6/25/2029	531,291	503,192
Series K101, Class A2, 2.52%, 10/25/2029	500,000	463,376
Series K105, Class A2, 1.87%, 1/25/2030	58,333	52,172
Series K108, Class A2, 1.52%, 3/25/2030	888,889	780,151
Series K109, Class A2, 1.56%, 4/25/2030	640,000	560,540
Series K110, Class A2, 1.48%, 4/25/2030	230,357	201,236
Series K114, Class A2, 1.37%, 6/25/2030	250,000	215,227
Series K115, Class A2, 1.38%, 6/25/2030	500,000	430,959
Series K118, Class A2, 1.49%, 9/25/2030	2,350,000	2,024,440
Series K121, Class A2, 1.55%, 10/25/2030	340,000	292,494
Security Description	Principal Amount	Value
Series K123, Class A2, 1.62%, 12/25/2030	$233,333	$201,098
Series K128, Class A2, 2.02%, 3/25/2031	650,000	570,585
Series K131, Class A2, 1.85%, 7/25/2031	1,000,000	861,515
Series K140, Class A2, 2.25%, 1/25/2032	1,500,000	1,304,805
Series K-151, Class A2, 3.80%, 10/25/2032 (d)	825,000	786,149
Series K-1520, Class A2, 2.44%, 2/25/2036	650,000	526,090
Series K1522, Class A2, 2.36%, 10/25/2036	500,000	395,564
Series K-162, Class A2, 5.15%, 12/25/2033 (d)	100,000	103,815
Series K520, Class A2, 5.18%, 3/25/2029 (d)	1,308,412	1,345,342
Series K528, Class A2, 4.51%, 7/25/2029	342,466	344,351
Series K735, Class A2, 2.86%, 5/25/2026	480,025	472,570
Series K737, Class A2, 2.53%, 10/25/2026	1,250,000	1,218,451
Series K743, Class A2, 1.77%, 5/25/2028	500,000	464,061
Series K748, Class A2, 2.26%, 1/25/2029 (d)	1,500,000	1,395,235
Series K755, Class A2, 5.20%, 2/25/2031	1,350,000	1,400,881
Series K137, Class A2, VRN, 2.35%, 11/25/2031 (d)	220,000	193,304
Series K159, Class A3, VRN, 3.95%, 11/25/2033 (d)	1,616,667	1,545,617
Series K747, Class A2, VRN, 2.05%, 11/25/2028 (d)	433,333	401,382
Federal National Mortgage Association:
0.75%, 10/8/2027 (b)	5,433,000	5,025,182
0.88%, 12/18/2026	193,000	182,849
0.88%, 8/5/2030	2,125,000	1,804,572
1.50%, 4/1/2036	92,041	81,144
1.50%, 7/1/2036	9,889,618	8,696,590
1.50%, 3/1/2037	12,928,059	11,351,497
1.50%, 4/1/2037	3,373,838	2,962,402
1.50%, 8/1/2037	4,318,885	3,801,565
1.50%, 11/1/2041	1,806,673	1,481,930
1.50%, 1/1/2042	3,238,615	2,655,481
1.50%, 11/1/2050	147,245	111,568
1.50%, 3/1/2051	267,349	202,465
1.50%, 7/1/2051	1,147,477	868,724
1.50%, 10/1/2051	11,738,578	8,883,311
1.50%, 11/1/2051	14,766,480	11,173,566
1.88%, 9/24/2026	391,000	379,226

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.00%, 9/1/2035	$4,334,647	$3,948,131
2.00%, 10/1/2035	144,516	131,897
2.00%, 11/1/2035	4,322,923	3,935,453
2.00%, 12/1/2035	2,594,291	2,360,561
2.00%, 1/1/2036	173,168	157,566
2.00%, 2/1/2036	4,418,694	4,016,799
2.00%, 4/1/2036	428,538	388,440
2.00%, 6/1/2036	9,194,614	8,345,107
2.00%, 10/1/2036	1,344,877	1,219,692
2.00%, 11/1/2036	149,270	135,489
2.00%, 12/1/2036	10,276,452	9,316,718
2.00%, 4/1/2037	739,282	668,279
2.00%, 5/1/2037	2,693,950	2,435,217
2.00%, 8/1/2040	523,210	449,783
2.00%, 10/1/2040	1,177,710	1,011,482
2.00%, 11/1/2040	3,003,151	2,578,061
2.00%, 12/1/2040	2,467,723	2,117,428
2.00%, 2/1/2041	1,316,917	1,128,919
2.00%, 10/1/2041	5,161,315	4,403,975
2.00%, 11/1/2041	5,993,626	5,111,928
2.00%, 1/1/2042	387,018	329,797
2.00%, 2/1/2042	3,251,819	2,769,829
2.00%, 5/1/2042	1,897,652	1,611,668
2.00%, 8/1/2042	1,573,722	1,340,462
2.00%, 6/1/2050	552,961	444,727
2.00%, 7/1/2050	278,443	223,855
2.00%, 8/1/2050	12,310,258	9,889,513
2.00%, 9/1/2050	3,223,419	2,620,378
2.00%, 10/1/2050	20,406,399	16,372,758
2.00%, 11/1/2050	244,593	198,876
2.00%, 12/1/2050	17,592,557	14,095,407
2.00%, 1/1/2051	9,268,007	7,402,001
2.00%, 2/1/2051	9,736,572	7,797,901
2.00%, 3/1/2051	8,189,656	6,551,143
2.00%, 4/1/2051	18,476,166	14,778,714
2.00%, 5/1/2051	12,455,509	9,968,570
2.00%, 6/1/2051	760,153	612,153
2.00%, 7/1/2051	17,266,633	13,809,840
2.00%, 9/1/2051	2,928,995	2,338,031
2.00%, 11/1/2051	34,535,893	27,602,479
2.00%, 12/1/2051	205,426	166,131
2.00%, 1/1/2052	13,945,994	11,127,798
2.00%, 2/1/2052	2,548,051	2,033,425
2.00%, 3/1/2052	17,246,438	13,798,369
2.13%, 4/24/2026	1,068,000	1,047,000
2.50%, 3/1/2028	82,304	80,458
2.50%, 7/1/2028	97,872	95,459
2.50%, 8/1/2028	261,148	254,782
2.50%, 9/1/2028	27,172	26,509
2.50%, 10/1/2028	66,633	65,036
2.50%, 3/1/2029	220,276	214,978
2.50%, 2/1/2030	135,138	130,369
2.50%, 5/1/2030	223,685	215,404
2.50%, 7/1/2030	865,513	843,759
2.50%, 2/1/2031	275,265	263,993
Security Description	Principal Amount	Value
2.50%, 6/1/2032	$4,048,537	$3,873,519
2.50%, 12/1/2032	485,183	459,554
2.50%, 1/1/2033	751,099	711,582
2.50%, 12/1/2033	1,282,929	1,229,227
2.50%, 2/1/2035	3,580,133	3,375,940
2.50%, 8/1/2035	21,189	19,654
2.50%, 2/1/2036	3,032,433	2,824,334
2.50%, 3/1/2036	169,047	157,573
2.50%, 5/1/2036	1,100,598	1,021,557
2.50%, 2/1/2037	1,325,037	1,229,470
2.50%, 3/1/2037	2,922,260	2,703,824
2.50%, 4/1/2038	702,326	649,096
2.50%, 2/1/2040	356,786	317,846
2.50%, 5/1/2040	1,160,094	1,033,651
2.50%, 6/1/2040	74,587	66,435
2.50%, 8/1/2040	87,414	77,805
2.50%, 7/1/2041	4,372,700	3,860,442
2.50%, 4/1/2042	3,180,056	2,794,630
2.50%, 10/1/2042	156,597	137,417
2.50%, 11/1/2049	6,485,990	5,454,135
2.50%, 1/1/2050	2,089,383	1,756,983
2.50%, 6/1/2050	3,665,299	3,076,748
2.50%, 7/1/2050	5,552,762	4,661,133
2.50%, 8/1/2050	6,402,830	5,372,716
2.50%, 10/1/2050	13,754,785	11,533,322
2.50%, 11/1/2050	472,290	395,867
2.50%, 4/1/2051	12,150,420	10,182,788
2.50%, 5/1/2051	155,921	131,766
2.50%, 7/1/2051	13,984,687	11,688,729
2.50%, 8/1/2051	11,897,020	9,963,290
2.50%, 9/1/2051	8,988,917	7,525,080
2.50%, 10/1/2051	30,529,792	25,535,859
2.50%, 12/1/2051	148,312	124,984
2.50%, 1/1/2052	195,025	163,979
2.50%, 3/1/2052	16,844,404	14,039,345
3.00%, 8/1/2027	31,020	30,580
3.00%, 11/1/2028	119,700	117,435
3.00%, 6/1/2029	41,846	40,866
3.00%, 8/1/2029	174,916	170,636
3.00%, 9/1/2029	64,135	62,528
3.00%, 4/1/2030	12,140	11,806
3.00%, 6/1/2030	88,585	86,169
3.00%, 8/1/2030	13,083	12,681
3.00%, 9/1/2030	33,994	33,003
3.00%, 11/1/2030	54,916	53,289
3.00%, 12/1/2030	196,413	190,451
3.00%, 3/1/2031	16,599	16,077
3.00%, 4/1/2031	91,900	89,080
3.00%, 2/1/2032	14,925	14,409
3.00%, 6/1/2032	945,878	911,788
3.00%, 8/1/2032	13,140	12,650
3.00%, 10/1/2032	274,700	264,283
3.00%, 1/1/2033	200,543	192,773
3.00%, 2/1/2033	434,113	416,927
3.00%, 5/1/2033	85,594	81,761

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 2/1/2034	$471,720	$451,880
3.00%, 8/1/2034	2,552,495	2,437,281
3.00%, 2/1/2035	94,440	89,423
3.00%, 3/1/2035	76,955	72,764
3.00%, 6/1/2035	567,146	540,146
3.00%, 12/1/2035	52,604	49,659
3.00%, 2/1/2036	212,089	199,337
3.00%, 9/1/2036	63,613	59,767
3.00%, 11/1/2036	2,369,069	2,222,612
3.00%, 1/1/2037	620,220	581,310
3.00%, 9/1/2037	477,005	446,179
3.00%, 1/1/2038	878,412	818,930
3.00%, 2/1/2038	1,934,307	1,831,098
3.00%, 5/1/2040	838,112	772,185
3.00%, 6/1/2042	3,799,150	3,451,144
3.00%, 12/1/2042	165,189	150,037
3.00%, 1/1/2043	690,027	626,741
3.00%, 2/1/2043	7,125	6,471
3.00%, 3/1/2043	576,968	522,786
3.00%, 4/1/2043	146,496	132,734
3.00%, 5/1/2043	1,069,047	968,628
3.00%, 6/1/2043	758,309	687,073
3.00%, 7/1/2043	764,162	692,373
3.00%, 8/1/2043	412,798	374,843
3.00%, 2/1/2044	2,749,879	2,491,543
3.00%, 5/1/2045	2,722,388	2,466,635
3.00%, 6/1/2045	24,443	21,703
3.00%, 8/1/2045	3,953,413	3,582,012
3.00%, 9/1/2045	252,791	224,453
3.00%, 11/1/2045	549,842	488,205
3.00%, 5/1/2046	626,792	556,464
3.00%, 8/1/2046	547,978	486,493
3.00%, 9/1/2046	565,297	501,869
3.00%, 10/1/2046	214,244	190,206
3.00%, 11/1/2046	2,537,476	2,285,187
3.00%, 1/1/2047	2,023,479	1,796,439
3.00%, 3/1/2047	2,078,753	1,845,704
3.00%, 5/1/2047	148,418	131,735
3.00%, 7/1/2047	1,771,643	1,572,860
3.00%, 10/1/2047	2,256,864	2,003,601
3.00%, 12/1/2047	3,198,176	2,839,331
3.00%, 2/1/2048	2,194,182	1,947,662
3.00%, 12/1/2049	8,178,837	7,185,259
3.00%, 1/1/2050	11,103,145	9,752,917
3.00%, 7/1/2050	3,355,110	2,943,925
3.00%, 9/1/2050	11,288,371	9,917,359
3.00%, 1/1/2051	10,007,535	8,847,412
3.00%, 9/1/2051	6,316,602	5,516,158
3.00%, 1/1/2052	10,169,808	8,868,486
3.00%, 2/1/2052	10,798,639	9,440,592
3.00%, 5/1/2052	8,067,894	7,001,297
3.00%, 6/1/2052	2,267,350	1,967,597
3.50%, 10/1/2025	2,829	2,811
3.50%, 11/1/2025	3,855	3,830
3.50%, 3/1/2026	3,822	3,793
Security Description	Principal Amount	Value
3.50%, 1/1/2027	$18,733	$18,557
3.50%, 1/1/2029	1,690	1,669
3.50%, 5/1/2029	32,848	32,333
3.50%, 12/1/2029	7,511	7,391
3.50%, 1/1/2030	43,151	42,422
3.50%, 10/1/2030	9,993	9,815
3.50%, 11/1/2030	5,161	5,055
3.50%, 3/1/2031	216,154	211,697
3.50%, 6/1/2033	431,294	419,763
3.50%, 6/1/2034	196,166	189,422
3.50%, 7/1/2034	354,356	342,244
3.50%, 11/1/2034	1,231,618	1,187,723
3.50%, 2/1/2037	176,721	169,094
3.50%, 2/1/2038	119,499	114,182
3.50%, 4/1/2038	557,167	530,716
3.50%, 5/1/2038	200,981	191,375
3.50%, 12/1/2040	210,247	196,240
3.50%, 6/1/2041	49,890	46,566
3.50%, 11/1/2041	48,648	45,377
3.50%, 12/1/2041	7,449	6,947
3.50%, 1/1/2042	79,438	74,222
3.50%, 2/1/2042	15,294	14,266
3.50%, 3/1/2042	148,643	138,571
3.50%, 4/1/2042	20,254	18,880
3.50%, 5/1/2042	443,734	413,632
3.50%, 8/1/2042	178,668	166,547
3.50%, 10/1/2042	282,619	263,439
3.50%, 11/1/2042	43,077	40,155
3.50%, 12/1/2042	48,256	44,983
3.50%, 1/1/2043	81,355	75,836
3.50%, 4/1/2043	45,354	42,205
3.50%, 5/1/2043	60,509	56,308
3.50%, 7/1/2043	243,301	226,412
3.50%, 10/1/2043	82,563	76,962
3.50%, 12/1/2043	50,428	46,927
3.50%, 1/1/2044	7,926,716	7,388,644
3.50%, 10/1/2044	136,239	125,953
3.50%, 1/1/2045	210,733	194,822
3.50%, 2/1/2045	5,672,474	5,287,663
3.50%, 4/1/2045	237,818	219,409
3.50%, 5/1/2045	28,638	26,422
3.50%, 6/1/2045	44,526	41,079
3.50%, 7/1/2045	16,014	14,774
3.50%, 8/1/2045	510,168	470,678
3.50%, 11/1/2045	1,417,644	1,307,908
3.50%, 12/1/2045	1,314,456	1,212,706
3.50%, 1/1/2046	388,491	358,419
3.50%, 2/1/2046	2,302,155	2,122,022
3.50%, 3/1/2046	8,714	8,040
3.50%, 4/1/2046	120,256	110,270
3.50%, 5/1/2046	22,135	20,297
3.50%, 6/1/2046	4,550	4,172
3.50%, 7/1/2046	3,696	3,390
3.50%, 10/1/2046	604,495	554,292
3.50%, 11/1/2046	32,981	30,242

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 2/1/2047	$155,352	$142,453
3.50%, 5/1/2047	2,681,145	2,464,629
3.50%, 7/1/2047	1,298,566	1,209,985
3.50%, 10/1/2047	6,270,386	5,747,067
3.50%, 11/1/2047	6,909,476	6,334,665
3.50%, 12/1/2047	7,354,019	6,796,182
3.50%, 1/1/2048	1,828,885	1,676,248
3.50%, 2/1/2048	2,348,697	2,152,851
3.50%, 6/1/2048	840,080	769,271
3.50%, 8/1/2048	108,452	99,311
3.50%, 9/1/2048	280,974	257,298
3.50%, 11/1/2048	710,560	651,490
3.50%, 3/1/2049	68,529	62,810
3.50%, 7/1/2049	1,396,160	1,273,534
3.50%, 8/1/2049	1,045,190	953,390
3.50%, 2/1/2050	5,133,420	4,714,803
3.50%, 6/1/2050	1,435,443	1,309,182
3.50%, 12/1/2051	4,946,159	4,491,723
3.50%, 4/1/2052	759,342	692,648
3.50%, 5/1/2052	2,452,451	2,242,654
3.50%, 6/1/2052	7,378,194	6,667,954
4.00%, 1/1/2026	1,910	1,899
4.00%, 2/1/2026	3,602	3,582
4.00%, 3/1/2026	2,154	2,140
4.00%, 4/1/2026	4,445	4,418
4.00%, 12/1/2034	107,054	104,893
4.00%, 3/1/2037	252,551	246,588
4.00%, 1/1/2038	754,633	737,906
4.00%, 3/1/2038	295,488	287,475
4.00%, 6/1/2038	177,289	172,395
4.00%, 8/1/2039	148,671	143,109
4.00%, 9/1/2039	51,836	49,897
4.00%, 9/1/2040	1,419,625	1,366,649
4.00%, 12/1/2040	307,191	295,727
4.00%, 1/1/2041	71,077	68,424
4.00%, 3/1/2041	187,426	180,157
4.00%, 10/1/2041	168,095	161,576
4.00%, 12/1/2041	176,005	169,192
4.00%, 1/1/2042	88,082	84,665
4.00%, 2/1/2042	35,615	34,176
4.00%, 9/1/2043	34,026	32,518
4.00%, 10/1/2043	182,390	174,308
4.00%, 12/1/2043	23,985	22,920
4.00%, 5/1/2044	514,330	495,137
4.00%, 6/1/2044	119,247	113,608
4.00%, 7/1/2044	817,639	781,092
4.00%, 9/1/2044	83,804	79,841
4.00%, 10/1/2044	169,108	161,136
4.00%, 12/1/2044	122,754	116,949
4.00%, 1/1/2045	400,601	384,413
4.00%, 2/1/2045	163,817	156,193
4.00%, 3/1/2045	149,391	142,006
4.00%, 5/1/2045	244,865	232,763
4.00%, 6/1/2045	309,051	294,437
4.00%, 7/1/2045	173,677	165,091
Security Description	Principal Amount	Value
4.00%, 8/1/2045	$66,951	$63,693
4.00%, 9/1/2045	286,385	272,227
4.00%, 12/1/2045	134,724	128,064
4.00%, 1/1/2046	27,557	26,194
4.00%, 2/1/2046	49,167	46,737
4.00%, 3/1/2046	7,343	6,948
4.00%, 4/1/2046	154,201	145,903
4.00%, 5/1/2046	164,912	156,041
4.00%, 8/1/2046	16,193	15,334
4.00%, 9/1/2046	4,162	3,938
4.00%, 10/1/2046	913,290	877,870
4.00%, 11/1/2046	210,772	199,471
4.00%, 4/1/2047	2,136,388	2,019,896
4.00%, 7/1/2047	60,291	56,987
4.00%, 8/1/2047	233,644	220,840
4.00%, 9/1/2047	1,257,688	1,188,763
4.00%, 12/1/2047	2,482,012	2,345,992
4.00%, 1/1/2048	956,357	903,946
4.00%, 2/1/2048	398,203	376,380
4.00%, 5/1/2048	49,328	46,600
4.00%, 6/1/2048	1,891,522	1,786,916
4.00%, 7/1/2048	389,451	367,913
4.00%, 8/1/2048	600,179	566,987
4.00%, 9/1/2048	878,467	829,886
4.00%, 10/1/2048	2,386,710	2,268,722
4.00%, 11/1/2048	2,023,976	1,913,812
4.00%, 1/1/2049	1,575,379	1,511,717
4.00%, 3/1/2049	191,829	181,170
4.00%, 5/1/2049	566,722	535,230
4.00%, 6/1/2049	4,391,407	4,155,088
4.00%, 7/1/2049	663,060	626,215
4.00%, 8/1/2049	1,140,061	1,077,013
4.00%, 2/1/2050	493,858	466,415
4.00%, 7/1/2050	805,394	760,854
4.00%, 3/1/2051	4,964,205	4,688,352
4.00%, 7/1/2052	3,052,865	2,871,162
4.00%, 8/1/2052	9,016,493	8,445,864
4.00%, 10/1/2052	15,298,614	14,276,549
4.00%, 5/1/2053	2,400,225	2,236,795
4.00%, 11/1/2054	1,976,959	1,842,380
4.50%, 4/1/2031	49,846	49,841
4.50%, 10/1/2033	19,355	19,341
4.50%, 4/1/2039	129,607	128,338
4.50%, 7/1/2039	8,380	8,298
4.50%, 9/1/2039	29,717	29,426
4.50%, 11/1/2039	1,869,692	1,852,835
4.50%, 12/1/2039	5,628	5,573
4.50%, 4/1/2040	146,065	144,428
4.50%, 10/1/2040	112,685	111,421
4.50%, 11/1/2040	152,506	150,797
4.50%, 2/1/2041	171,089	169,071
4.50%, 5/1/2041	85,744	84,784
4.50%, 1/1/2042	328,303	324,430
4.50%, 9/1/2043	72,474	71,281
4.50%, 12/1/2043	215,464	211,916

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 1/1/2044	$29,589	$29,101
4.50%, 2/1/2044	76,391	75,131
4.50%, 6/1/2044	173,943	171,268
4.50%, 3/1/2046	388,292	383,679
4.50%, 9/1/2047	71,144	69,127
4.50%, 11/1/2047	589,681	572,965
4.50%, 1/1/2048	68,941	66,987
4.50%, 2/1/2048	1,865,123	1,812,270
4.50%, 4/1/2048	3,143,867	3,103,970
4.50%, 6/1/2048	1,902,718	1,848,780
4.50%, 8/1/2048	1,245,582	1,208,951
4.50%, 11/1/2048	1,027,384	997,191
4.50%, 12/1/2048	337,152	327,243
4.50%, 1/1/2049	683,082	662,942
4.50%, 5/1/2049	583,173	566,034
4.50%, 9/1/2049	48,693	47,246
4.50%, 3/1/2050	1,600,016	1,552,474
4.50%, 9/1/2050	2,924,254	2,838,315
4.50%, 8/1/2052	14,263,822	13,650,989
4.50%, 12/1/2052	764,783	733,177
4.50%, 2/1/2053	5,399,907	5,179,322
5.00%, 11/1/2033	587	589
5.00%, 5/1/2034	18,968	19,093
5.00%, 7/1/2034	2,754	2,772
5.00%, 2/1/2035	11,345	11,420
5.00%, 7/1/2035	139,883	140,801
5.00%, 12/1/2039	23,670	23,853
5.00%, 1/1/2040	2,677	2,697
5.00%, 6/1/2040	11,137	11,208
5.00%, 7/1/2040	61,596	61,993
5.00%, 2/1/2041	2,056	2,069
5.00%, 5/1/2041	23,752	23,905
5.00%, 1/1/2042	234,267	235,776
5.00%, 3/1/2042	181,379	182,547
5.00%, 12/1/2043	42,810	43,310
5.00%, 7/1/2044	201,109	202,182
5.00%, 6/1/2048	235,766	235,080
5.00%, 9/1/2048	614,793	613,216
5.00%, 8/1/2049	445,335	444,495
5.00%, 10/1/2049	488,344	487,423
5.00%, 10/1/2052	1,442,306	1,420,621
5.00%, 2/1/2053	191,329	188,163
5.00%, 4/1/2053	878,021	868,472
5.00%, 6/1/2053	7,826,276	7,692,153
5.00%, 10/1/2053	2,938,236	2,884,464
5.00%, 5/1/2054	3,263,672	3,199,243
5.00%, 11/1/2054	7,571,461	7,421,989
5.50%, 10/1/2034	14,143	14,551
5.50%, 2/1/2035	33,675	34,646
5.50%, 7/1/2035	63,573	65,442
5.50%, 12/1/2035	25,844	26,604
5.50%, 4/1/2036	30,658	31,560
5.50%, 9/1/2036	26,437	27,073
5.50%, 5/1/2037	11,635	11,977
5.50%, 6/1/2037	40,879	42,082
Security Description	Principal Amount	Value
5.50%, 8/1/2037	$195,510	$201,148
5.50%, 4/1/2038	43,225	44,562
5.50%, 6/1/2038	22,707	23,408
5.50%, 12/1/2038	81,655	84,043
5.50%, 12/1/2039	108,675	112,031
5.50%, 9/1/2040	9,049	9,328
5.50%, 7/1/2041	115,819	119,273
5.50%, 5/1/2044	1,444,465	1,486,946
5.50%, 12/1/2052	1,546,144	1,561,888
5.50%, 2/1/2053	5,187,962	5,211,613
5.50%, 5/1/2053	6,720,699	6,721,136
5.50%, 7/1/2053	1,824,936	1,844,081
5.50%, 9/1/2053	15,595,200	15,610,215
5.50%, 10/1/2053	8,351,705	8,349,658
5.50%, 11/1/2053	1,254,385	1,254,077
5.50%, 8/1/2054	7,685,579	7,677,331
5.50%, 2/1/2055	5,003,498	4,998,526
5.63%, 7/15/2037	875,000	963,113
6.00%, 7/1/2029	1,032	1,045
6.00%, 8/1/2029	102	102
6.00%, 3/1/2034	113,434	117,565
6.00%, 3/1/2035	34,560	36,097
6.00%, 5/1/2035	15,378	16,058
6.00%, 6/1/2035	40,616	42,409
6.00%, 2/1/2037	56,155	58,823
6.00%, 6/1/2037	32,667	34,301
6.00%, 8/1/2037	256,914	269,760
6.00%, 10/1/2039	92,734	97,371
6.00%, 4/1/2040	115,522	121,285
6.00%, 1/1/2053	2,019,247	2,058,410
6.00%, 2/1/2053	4,086,399	4,165,655
6.00%, 5/1/2053	3,568,401	3,631,121
6.00%, 7/1/2053	3,226,526	3,310,933
6.00%, 8/1/2053	2,048,275	2,085,373
6.00%, 5/1/2054	7,501,661	7,625,874
6.00%, 8/1/2054	14,624,050	14,854,591
6.00%, 9/1/2054	5,138,616	5,222,111
6.25%, 5/15/2029	1,101,000	1,195,872
6.50%, 9/1/2031	6,199	6,435
6.50%, 7/1/2032	1,721	1,794
6.50%, 7/1/2036	6,315	6,727
6.50%, 10/1/2037	7,035	7,496
6.50%, 7/1/2053	1,888,130	1,949,105
6.50%, 11/1/2053	36,259	37,430
6.50%, 12/1/2053	1,871,055	1,931,479
6.50%, 6/1/2054	7,338,596	7,570,283
6.50%, 8/1/2054	8,666,102	8,939,700
6.50%, 9/1/2054	2,219,530	2,289,603
6.63%, 11/15/2030	1,067,000	1,202,110
7.00%, 9/1/2029	5,122	5,242
7.00%, 9/1/2031	33	34
7.00%, 10/1/2031	54	57
7.00%, 10/1/2032	524	552
7.00%, 11/1/2053	1,963,036	2,053,173
7.00%, 2/1/2054	1,641,762	1,717,146

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
7.13%, 1/15/2030	$708,000	$802,376
7.25%, 5/15/2030	677,000	776,379
7.50%, 3/1/2031	79	83
7.50%, 7/1/2031	52	52
2.00%, 10/1/2051	19,049,950	15,214,291
Federal National Mortgage Association-ACES:
Series 2017-M12, Class A2, 3.06%, 6/25/2027 (d)	153,526	149,883
Series 2017-M13, Class A2, 2.93%, 9/25/2027 (d)	334,918	325,302
Series 2017-M14, Class A2, 2.81%, 11/25/2027 (d)	438,426	423,351
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (d)	432,079	422,051
Series 2018-M2, Class A2, 2.91%, 1/25/2028 (d)	660,454	639,498
Series 2019-M1, Class A2, 3.54%, 9/25/2028 (d)	717,078	701,613
Series 2019-M18, Class A2, 2.47%, 8/25/2029	1,832,493	1,708,104
Series 2019-M22, Class A2, 2.52%, 8/25/2029	528,969	494,076
Series 2019-M5, Class A2, 3.27%, 2/25/2029	465,871	450,437
Series 2019-M9, Class A2, 2.94%, 6/25/2029	496,922	474,463
Series 2020-M14, Class A2, 1.78%, 5/25/2030	482,605	428,260
Series 2020-M20, Class A2, 1.44%, 10/25/2029	1,500,000	1,322,478
Series 2020-M42, Class A2, 1.27%, 7/25/2030	280,000	239,601
Series 2020-M8, Class A2, 1.82%, 2/25/2030	908,491	813,107
Series 2021-M11, Class A2, 1.46%, 3/25/2031 (d)	1,600,000	1,353,056
Series 2021-M19, Class A2, 1.74%, 10/25/2031 (d)	350,000	297,026
Series 2022-M1, Class A2, 1.67%, 10/25/2031 (d)	100,000	84,103
Series 2022-M1G, Class A2, 1.53%, 9/25/2031 (d)	800,000	676,095
Series 2024-M4, Class A2, 4.87%, 12/25/2033 (d)	2,700,000	2,742,609
Series 2017-M15, Class ATS2, VRN, 3.16%, 11/25/2027 (d)	572,646	559,000
Series 2018-M1, Class A2, VRN, 2.99%, 12/25/2027 (d)	82,965	80,576
Series 2020-M53, Class A2, VRN, 1.69%, 11/25/2032 (d)	750,000	617,685
Series 2021-M1, Class A2, VRN, 1.39%, 11/25/2030 (d)	61,250	52,106
Security Description	Principal Amount	Value
Series 2021-M17, Class A2, VRN, 1.71%, 7/25/2031 (d)	$3,500,000	$2,993,129
FREMF Mortgage Trust Series K533, Class A2, VRN, 4.23%, 12/25/2029 (d)	180,000	178,936
Government National Mortgage Association:
2.00%, 10/20/2050	1,433,359	1,173,896
2.00%, 12/20/2050	6,905,023	5,654,024
2.00%, 1/20/2051	14,052,239	11,505,275
2.00%, 2/20/2051	160,317	131,253
2.00%, 4/20/2051	8,921,907	7,304,101
2.00%, 5/20/2051	9,412,807	7,705,799
2.00%, 6/20/2051	15,009,721	12,287,419
2.00%, 9/20/2051	9,309,933	7,620,843
2.00%, 12/20/2051	10,426,645	8,534,332
2.00%, 1/20/2052	9,776,837	8,002,262
2.00%, 4/20/2052	6,734,115	5,511,837
2.00%, 5/20/2052	2,311,780	1,892,180
2.50%, 2/20/2043	861,959	761,944
2.50%, 12/20/2049	525,855	451,135
2.50%, 7/20/2050	2,378,117	2,034,566
2.50%, 8/20/2050	4,191,357	3,585,209
2.50%, 10/20/2050	6,377,125	5,452,900
2.50%, 1/20/2051	2,042,615	1,743,612
2.50%, 3/20/2051	133,394	113,848
2.50%, 4/20/2051	9,398,810	8,022,079
2.50%, 6/20/2051	168,636	144,030
2.50%, 7/20/2051	10,754,556	9,184,498
2.50%, 8/20/2051	13,851,786	11,828,492
2.50%, 9/20/2051	13,749,099	11,739,740
2.50%, 10/20/2051	8,333,398	7,114,870
2.50%, 11/20/2051	12,412,674	10,596,705
2.50%, 12/20/2051	171,503	146,412
2.50%, 3/20/2052	1,669,116	1,424,528
2.50%, 4/20/2052	4,874,602	4,160,291
2.50%, 5/20/2052	4,008,454	3,421,066
3.00%, 10/15/2042	175,570	159,415
3.00%, 10/20/2042	1,754,665	1,600,406
3.00%, 12/15/2042	278,989	253,334
3.00%, 12/20/2042	466,076	425,092
3.00%, 2/20/2043	492,950	449,604
3.00%, 3/15/2043	54,974	49,646
3.00%, 4/15/2043	104,022	93,940
3.00%, 4/20/2043	374,581	340,923
3.00%, 6/20/2043	254,780	231,887
3.00%, 11/20/2044	246,882	222,915
3.00%, 12/20/2044	94,871	85,661
3.00%, 3/20/2045	97,247	87,656
3.00%, 4/20/2045	156,656	141,207
3.00%, 6/15/2045	42,441	38,196
3.00%, 8/15/2045	55,072	49,563
3.00%, 8/20/2045	267,271	240,914
3.00%, 11/20/2045	57,522	51,849
3.00%, 12/20/2045	96,602	87,075

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 1/20/2046	$132,420	$119,507
3.00%, 2/20/2046	2,035,326	1,852,442
3.00%, 4/20/2046	232,933	209,460
3.00%, 5/20/2046	528,375	475,129
3.00%, 6/20/2046	1,501,523	1,350,208
3.00%, 9/20/2046	474,843	426,991
3.00%, 10/20/2046	1,702,801	1,531,202
3.00%, 11/20/2046	272,255	244,510
3.00%, 1/20/2047	481,251	432,753
3.00%, 2/20/2047	178,403	160,424
3.00%, 6/20/2047	160,394	143,768
3.00%, 7/20/2047	1,356,990	1,216,328
3.00%, 10/20/2047	928,749	832,477
3.00%, 11/20/2047	600,932	538,641
3.00%, 12/20/2047	556,983	499,248
3.00%, 1/20/2048	498,720	447,024
3.00%, 2/20/2048	572,564	513,213
3.00%, 3/20/2048	2,153,112	1,929,926
3.00%, 11/20/2049	3,537,342	3,151,043
3.00%, 12/20/2049	1,075,883	957,884
3.00%, 2/20/2050	927,708	826,713
3.00%, 6/20/2050	6,525,704	5,805,428
3.00%, 7/20/2050	6,856,503	6,105,261
3.00%, 12/20/2050	4,345,933	3,866,538
3.00%, 8/20/2051	7,243,665	6,434,997
3.00%, 9/20/2051	4,151,583	3,683,167
3.00%, 12/20/2051	8,991,453	7,973,016
3.00%, 3/20/2052	2,097,169	1,859,129
3.00%, 4/20/2052	5,010,565	4,441,838
3.00%, 6/20/2052	135,130	119,792
3.50%, 12/20/2041	405,078	379,949
3.50%, 2/15/2042	217,820	204,528
3.50%, 3/15/2042	24,224	22,746
3.50%, 6/20/2042	220,741	207,191
3.50%, 10/20/2042	51,925	48,738
3.50%, 1/20/2043	955,579	896,924
3.50%, 4/15/2043	60,659	56,891
3.50%, 4/20/2043	230,136	216,010
3.50%, 7/20/2043	635,151	596,308
3.50%, 10/20/2043	107,419	100,850
3.50%, 11/20/2043	145,100	136,226
3.50%, 12/20/2043	42,585	39,980
3.50%, 1/15/2044	42,956	40,109
3.50%, 1/20/2044	86,394	81,110
3.50%, 3/20/2044	83,672	78,554
3.50%, 6/20/2044	3,285,560	3,063,765
3.50%, 9/20/2044	1,210,029	1,128,345
3.50%, 10/20/2044	145,941	136,089
3.50%, 12/20/2044	106,388	99,206
3.50%, 2/20/2045	80,263	74,845
3.50%, 3/20/2045	112,271	104,461
3.50%, 4/20/2045	601,165	559,321
3.50%, 5/20/2045	5,166	4,806
3.50%, 6/20/2045	554,945	516,342
3.50%, 9/20/2045	51,975	48,357
Security Description	Principal Amount	Value
3.50%, 10/20/2045	$2,333,739	$2,171,398
3.50%, 11/20/2045	137,179	127,637
3.50%, 12/20/2045	71,136	66,187
3.50%, 1/20/2046	710,669	661,233
3.50%, 3/20/2046	460,069	428,065
3.50%, 4/20/2046	2,539,016	2,359,358
3.50%, 5/20/2046	431,061	400,560
3.50%, 6/20/2046	39,165	36,394
3.50%, 7/20/2046	52,548	48,877
3.50%, 8/20/2046	40,001	37,170
3.50%, 10/20/2046	244,823	227,499
3.50%, 11/20/2046	1,497,590	1,391,622
3.50%, 2/20/2047	1,116,886	1,037,856
3.50%, 3/20/2047	227,941	211,226
3.50%, 5/20/2047	336,529	312,150
3.50%, 6/20/2047	133,796	123,984
3.50%, 8/20/2047	199,140	184,537
3.50%, 9/20/2047	200,312	185,623
3.50%, 10/20/2047	168,923	156,535
3.50%, 11/20/2047	682,308	632,273
3.50%, 12/20/2047	2,606,323	2,415,194
3.50%, 1/20/2048	3,119,220	2,890,479
3.50%, 2/20/2048	815,515	755,711
3.50%, 3/20/2048	1,389,152	1,287,281
3.50%, 4/20/2048	826,879	766,242
3.50%, 6/20/2048	485,494	449,420
3.50%, 2/20/2049	200,213	185,475
3.50%, 5/20/2049	135,755	125,590
3.50%, 7/20/2049	44,959	41,592
3.50%, 8/20/2049	41,046	37,972
3.50%, 9/20/2049	664,317	614,575
3.50%, 12/20/2049	281,061	260,016
3.50%, 3/20/2050	1,902,706	1,760,235
3.50%, 10/20/2050	1,192,575	1,103,277
3.50%, 2/20/2051	1,544,972	1,429,288
3.50%, 3/20/2051	302,054	279,437
3.50%, 6/20/2052	4,069,382	3,737,904
3.50%, 7/20/2052	2,757,380	2,532,347
3.50%, 10/20/2052	5,035,393	4,623,281
3.50%, 12/20/2052	5,548,893	5,096,042
4.00%, 4/15/2040	202,752	195,197
4.00%, 6/15/2040	12,430	11,966
4.00%, 7/15/2040	1,567	1,513
4.00%, 10/15/2040	11,421	10,995
4.00%, 11/15/2040	79,296	76,341
4.00%, 12/20/2040	125,003	120,232
4.00%, 8/15/2041	279,620	269,067
4.00%, 11/15/2041	39,384	37,898
4.00%, 3/20/2044	30,116	28,810
4.00%, 4/20/2044	155,970	149,207
4.00%, 6/20/2044	147,961	141,545
4.00%, 8/20/2044	156,163	149,391
4.00%, 9/20/2044	127,584	122,051
4.00%, 10/20/2044	183,753	175,784
4.00%, 12/20/2044	163,361	156,277

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 2/20/2045	$117,317	$112,230
4.00%, 5/15/2045	85,798	82,029
4.00%, 7/20/2045	745,341	712,748
4.00%, 8/20/2045	92,474	88,401
4.00%, 9/20/2045	1,727,206	1,651,676
4.00%, 10/20/2045	134,776	128,882
4.00%, 11/20/2045	567,940	543,104
4.00%, 1/20/2046	4,490	4,293
4.00%, 4/20/2046	82,186	78,592
4.00%, 5/20/2046	31,050	29,692
4.00%, 6/20/2046	10,984	10,469
4.00%, 9/20/2046	15,251	14,536
4.00%, 10/20/2046	58,346	55,610
4.00%, 2/20/2047	21,078	20,089
4.00%, 3/20/2047	231,317	220,471
4.00%, 4/20/2047	88,807	84,365
4.00%, 6/20/2047	648,386	615,958
4.00%, 7/20/2047	172,599	164,044
4.00%, 8/20/2047	294,086	279,510
4.00%, 9/20/2047	118,566	112,690
4.00%, 2/20/2048	855,279	812,503
4.00%, 3/20/2048	656,772	623,924
4.00%, 4/20/2048	2,310,790	2,192,044
4.00%, 6/20/2048	298,447	283,111
4.00%, 7/20/2048	190,897	181,087
4.00%, 8/20/2048	1,221,087	1,158,832
4.00%, 9/20/2048	323,585	307,088
4.00%, 5/20/2049	461,224	436,304
4.00%, 7/20/2049	1,944,761	1,839,683
4.00%, 5/20/2050	913,141	864,241
4.00%, 9/20/2052	3,807,336	3,580,092
4.00%, 10/20/2052	10,052,094	9,452,126
4.00%, 11/20/2052	5,473,912	5,147,197
4.50%, 3/15/2038	324	322
4.50%, 4/15/2039	1,160	1,144
4.50%, 6/15/2039	44,037	43,516
4.50%, 7/15/2039	34,113	33,698
4.50%, 2/15/2040	22,141	21,868
4.50%, 4/15/2040	158,792	156,850
4.50%, 5/20/2040	82,465	81,470
4.50%, 6/15/2040	89,932	88,832
4.50%, 8/15/2040	1,376	1,359
4.50%, 2/15/2041	15,618	15,424
4.50%, 3/15/2041	52,885	52,238
4.50%, 6/15/2041	43,473	42,932
4.50%, 9/20/2041	49,545	48,979
4.50%, 12/15/2041	24,391	24,087
4.50%, 1/15/2042	35,473	35,059
4.50%, 10/20/2043	29,003	28,477
4.50%, 4/20/2044	77,106	75,708
4.50%, 6/20/2044	66,249	65,048
4.50%, 11/20/2044	160,291	157,250
4.50%, 12/20/2044	50,672	49,711
4.50%, 7/20/2045	945,408	927,472
4.50%, 8/20/2045	78,407	76,919
Security Description	Principal Amount	Value
4.50%, 9/20/2045	$39,098	$38,356
4.50%, 10/20/2045	148,088	145,278
4.50%, 4/20/2046	79,168	77,666
4.50%, 9/20/2047	58,528	57,161
4.50%, 11/20/2047	263,544	257,390
4.50%, 12/20/2047	226,412	221,125
4.50%, 1/20/2048	191,978	187,495
4.50%, 6/20/2048	467,354	456,043
4.50%, 7/20/2048	264,910	258,499
4.50%, 8/20/2048	779,055	760,199
4.50%, 9/20/2048	49,712	48,509
4.50%, 10/20/2048	383,712	373,856
4.50%, 12/20/2048	36,563	35,678
4.50%, 1/20/2049	762,142	743,696
4.50%, 7/20/2049	698,809	681,896
4.50%, 10/20/2052	3,953,955	3,813,613
4.50%, 12/20/2052	6,898,766	6,653,901
4.50%, 1/20/2053	5,753,398	5,549,186
4.50%, 3/20/2053	3,094,039	2,984,219
4.50%, 6/20/2053	2,972,380	2,865,472
4.50%, 2/20/2054	2,438,990	2,351,266
5.00%, 12/15/2038	49,507	50,110
5.00%, 4/15/2039	109,496	110,853
5.00%, 5/15/2039	19,941	20,162
5.00%, 8/15/2041	375,467	380,712
5.00%, 11/20/2041	285,703	289,634
5.00%, 5/20/2044	53,978	54,721
5.00%, 11/20/2044	50,562	51,245
5.00%, 1/20/2048	261,813	262,501
5.00%, 5/20/2048	287,384	287,433
5.00%, 7/20/2048	36,910	36,916
5.00%, 9/20/2048	204,162	203,678
5.00%, 11/20/2048	195,980	195,515
5.00%, 1/20/2049	470,721	469,605
5.00%, 7/20/2049	91,044	90,961
5.00%, 1/20/2053	130,679	129,152
5.00%, 5/20/2053	9,809,297	9,687,515
5.00%, 7/20/2053	12,947,045	12,786,309
5.00%, 5/20/2054	2,924,684	2,877,682
5.00%, 7/20/2054	1,254,797	1,234,632
5.00%, 1/20/2055	7,990,544	7,862,128
5.50%, 6/15/2033	9,342	9,498
5.50%, 4/15/2037	618	640
5.50%, 6/15/2038	122,663	126,906
5.50%, 7/15/2038	57,052	59,320
5.50%, 8/15/2038	12,133	12,617
5.50%, 2/15/2039	16,692	17,360
5.50%, 5/20/2044	77,987	80,425
5.50%, 5/20/2053	4,971,483	5,001,707
5.50%, 7/20/2053	4,453,615	4,480,690
5.50%, 8/20/2053	5,181,290	5,212,790
5.50%, 5/20/2054	7,707,563	7,727,483
5.50%, 8/20/2054	4,916,399	4,929,105
5.50%, 9/20/2054	10,696,013	10,723,657
5.50%, 3/20/2055	7,000,000	7,020,805

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 10/15/2032	$1,062	$1,062
6.00%, 11/15/2032	3,866	3,947
6.00%, 9/15/2034	9,419	9,609
6.00%, 10/15/2036	134	141
6.00%, 8/15/2037	9,284	9,817
6.00%, 1/15/2038	7,980	8,345
6.00%, 4/15/2038	24,447	25,917
6.00%, 6/15/2041	39,810	42,087
6.00%, 12/20/2052	1,648,448	1,681,643
6.00%, 1/20/2053	969,577	988,936
6.00%, 9/20/2053	2,913,864	2,973,117
6.00%, 2/20/2054	5,161,878	5,266,846
6.00%, 6/20/2054	4,673,077	4,755,312
6.00%, 9/20/2054	8,511,120	8,642,966
6.00%, 3/20/2055	4,300,000	4,368,663
6.50%, 7/15/2031	14,781	15,328
6.50%, 8/15/2031	1,942	1,976
6.50%, 1/20/2054	3,050,197	3,139,328
6.50%, 6/20/2054	8,487,656	8,696,461
7.00%, 2/15/2028	419	424
7.00%, 6/15/2028	1,130	1,131
7.50%, 4/15/2027	1,524	1,529
7.50%, 7/15/2027	3,992	4,007
7.50%, 12/15/2027	941	944
7.50%, 10/15/2029	408	414
Government National Mortgage Association, TBA:
3.50%, 3/20/2052	800,000	730,577
6.50%, 4/20/2055	2,825,000	2,891,331
TBA, 4.00%, 4/20/2055	1,450,000	1,357,322
TBA, 4.50%, 4/20/2055	8,075,000	7,747,769
TBA, 5.00%, 4/20/2055	10,350,000	10,180,198
TBA, 5.50%, 4/20/2055	4,150,000	4,157,968
TBA, 6.00%, 4/20/2055	4,100,000	4,160,680
Tennessee Valley Authority:
3.88%, 3/15/2028	740,000	738,395
4.25%, 9/15/2052	200,000	169,702
5.25%, 9/15/2039	1,986,000	2,077,689
5.38%, 4/1/2056	155,000	157,087
7.13%, 5/1/2030	244,000	278,025
Series A, 2.88%, 2/1/2027	280,000	274,434
Series B, 4.70%, 7/15/2033 (b)	1,769,000	1,795,497
Uniform Mortgage-Backed Security, TBA:
5.00%, 4/1/2040	4,125,000	4,146,533
5.50%, 4/1/2040	2,025,000	2,057,137
7.00%, 4/1/2055	4,225,000	4,417,153
TBA, 3.00%, 4/1/2055	800,000	693,747
TBA, 4.00%, 4/1/2040	1,200,000	1,169,022
TBA, 4.00%, 4/1/2055	1,800,000	1,677,056
TBA, 4.50%, 4/1/2055	8,375,000	8,010,353
TBA, 5.00%, 4/1/2055	7,450,000	7,301,276
TBA, 5.50%, 4/1/2055	17,075,000	17,051,863
TBA, 6.00%, 4/1/2055	11,600,000	11,779,452
Security Description	Principal Amount	Value
TBA, 6.50%, 4/1/2055	$5,025,000	$5,183,036
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,377,246,244)		2,176,604,611
U.S. TREASURY OBLIGATIONS — 44.3%
U.S. Treasury Bonds:
1.13%, 5/15/2040	9,900,000	6,263,297
1.13%, 8/15/2040	13,150,000	8,239,297
1.38%, 11/15/2040	16,092,200	10,459,930
1.38%, 8/15/2050	13,301,200	6,777,377
1.63%, 11/15/2050	15,575,600	8,476,534
1.75%, 8/15/2041	24,398,700	16,530,119
1.88%, 2/15/2041	19,924,300	13,978,142
1.88%, 2/15/2051	17,956,000	10,411,674
1.88%, 11/15/2051	22,142,800	12,732,110
2.00%, 11/15/2041	18,050,000	12,677,305
2.00%, 2/15/2050	10,921,900	6,609,456
2.00%, 8/15/2051	20,427,100	12,163,700
2.25%, 5/15/2041	36,395,400	26,972,403
2.25%, 2/15/2052	19,240,900	12,133,793
2.38%, 2/15/2042	9,500,000	7,052,266
2.38%, 5/15/2051	19,722,600	12,896,731
2.50%, 2/15/2045	3,699,000	2,665,592
2.50%, 2/15/2046	3,431,800	2,439,795
2.75%, 11/15/2042	15,508,800	12,058,092
2.75%, 11/15/2047	6,613,400	4,823,649
2.88%, 8/15/2045	3,490,000	2,672,577
2.88%, 11/15/2046	4,864,700	3,675,129
2.88%, 5/15/2049	12,792,200	9,428,251
2.88%, 5/15/2052	16,315,500	11,846,583
3.00%, 11/15/2045	2,920,200	2,279,125
3.00%, 2/15/2047	1,127,300	868,197
3.00%, 5/15/2047	10,795,000	8,291,909
3.00%, 2/15/2048	5,774,900	4,401,557
3.00%, 8/15/2048	16,025,000	12,166,480
3.00%, 2/15/2049	11,236,100	8,495,545
3.00%, 8/15/2052	19,068,000	14,196,722
3.13%, 11/15/2041	2,518,000	2,104,104
3.13%, 2/15/2043	1,279,400	1,049,708
3.13%, 8/15/2044	7,078,000	5,707,743
3.13%, 5/15/2048	17,900,000	13,931,234
3.25%, 5/15/2042	24,997,000	21,122,465
3.38%, 8/15/2042	25,745,000	22,072,315
3.38%, 5/15/2044	2,759,200	2,320,315
3.38%, 11/15/2048	2,720,200	2,207,612
3.63%, 2/15/2053	23,105,000	19,462,352
3.63%, 5/15/2053	22,035,000	18,564,487
3.75%, 11/15/2043	3,790,600	3,383,703
3.88%, 2/15/2043	34,996,000	32,032,276
3.88%, 5/15/2043	22,176,000	20,245,995
4.00%, 11/15/2042	19,701,900	18,378,179
4.00%, 11/15/2052	26,364,100	23,777,123
4.13%, 8/15/2044	17,040,000	15,967,012

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 8/15/2053	$27,458,000	$25,304,263
4.25%, 11/15/2040	975,000	950,473
4.25%, 2/15/2054	22,639,000	21,333,720
4.25%, 8/15/2054	21,000,000	19,822,031
4.38%, 5/15/2040	5,700,000	5,655,469
4.38%, 8/15/2043	25,974,000	25,316,533
4.50%, 2/15/2044	22,300,000	22,035,187
4.50%, 11/15/2054	20,500,000	20,198,906
4.63%, 2/15/2040	13,170,000	13,447,805
4.63%, 5/15/2044	17,200,000	17,253,750
4.63%, 11/15/2044	14,500,000	14,520,391
4.63%, 5/15/2054	24,020,000	24,102,569
4.63%, 2/15/2055	13,000,000	13,085,313
4.75%, 2/15/2037	546,000	572,362
4.75%, 11/15/2043	20,496,100	20,941,250
4.75%, 2/15/2045	10,000,000	10,182,813
4.75%, 11/15/2053	25,250,000	25,810,234
5.25%, 11/15/2028	262,000	273,217
5.25%, 2/15/2029 (b)	250,000	262,207
5.50%, 8/15/2028	452,000	474,883
6.50%, 11/15/2026	1,054,000	1,098,630
U.S. Treasury Notes:
0.38%, 9/30/2027	18,950,000	17,379,223
0.50%, 4/30/2027	5,322,000	4,962,765
0.50%, 6/30/2027	15,750,000	14,609,356
0.50%, 8/31/2027	925,000	853,168
0.50%, 10/31/2027	9,100,000	8,347,117
0.63%, 7/31/2026	15,600,000	14,925,422
0.63%, 12/31/2027	3,900,000	3,570,328
0.63%, 8/15/2030	20,407,000	17,111,588
0.75%, 4/30/2026	22,500,000	21,720,410
0.75%, 5/31/2026	13,000,000	12,517,578
0.75%, 8/31/2026	7,450,000	7,122,898
0.75%, 1/31/2028	20,225,000	18,534,316
0.88%, 6/30/2026	17,720,000	17,050,655
0.88%, 9/30/2026	750,000	716,631
1.13%, 10/31/2026	10,500,000	10,048,828
1.13%, 2/28/2027	9,225,000	8,754,741
1.13%, 2/29/2028	12,350,000	11,420,856
1.13%, 8/31/2028	35,198,000	32,096,176
1.13%, 2/15/2031	29,436,000	25,050,496
1.25%, 12/31/2026	17,250,000	16,474,424
1.25%, 3/31/2028	20,200,000	18,707,094
1.25%, 4/30/2028	14,000,000	12,935,781
1.25%, 5/31/2028	7,750,000	7,144,531
1.25%, 6/30/2028	14,733,000	13,553,209
1.25%, 9/30/2028	5,000,000	4,568,359
1.25%, 8/15/2031	26,700,000	22,519,781
1.38%, 8/31/2026	3,000,000	2,893,828
1.38%, 10/31/2028	1,000,000	915,938
1.38%, 12/31/2028	2,350,000	2,143,824
1.50%, 8/15/2026	3,222,000	3,115,775
1.50%, 1/31/2027	13,400,000	12,829,977
1.63%, 5/15/2026	1,300,000	1,265,773
1.63%, 10/31/2026	11,125,000	10,731,714
Security Description	Principal Amount	Value
1.63%, 11/30/2026	$11,700,000	$11,269,934
1.63%, 8/15/2029	12,327,000	11,205,050
1.63%, 5/15/2031	26,006,000	22,627,252
1.75%, 12/31/2026	8,150,000	7,851,697
1.75%, 1/31/2029	21,050,000	19,440,004
1.88%, 6/30/2026	10,500,000	10,230,117
1.88%, 2/28/2027	22,052,000	21,229,357
1.88%, 2/15/2032	28,600,000	24,832,844
2.00%, 11/15/2026	4,188,100	4,060,657
2.13%, 5/31/2026	11,415,000	11,167,972
2.25%, 2/15/2027	150,000	145,500
2.25%, 8/15/2027	8,174,800	7,872,077
2.25%, 11/15/2027	19,050,000	18,273,117
2.38%, 5/15/2027	14,780,000	14,319,280
2.38%, 3/31/2029	12,720,000	11,995,556
2.38%, 5/15/2029	8,750,000	8,236,621
2.50%, 3/31/2027	15,900,000	15,476,414
2.63%, 5/31/2027	13,709,000	13,345,926
2.63%, 7/31/2029	12,881,300	12,213,083
2.75%, 4/30/2027	16,100,000	15,731,461
2.75%, 7/31/2027	17,601,600	17,154,684
2.75%, 2/15/2028	2,726,000	2,642,303
2.75%, 5/31/2029	18,875,000	18,025,625
2.75%, 8/15/2032	28,405,000	25,972,822
2.88%, 5/15/2028	500,000	484,922
2.88%, 8/15/2028	1,497,600	1,449,162
2.88%, 5/15/2032	27,165,000	25,131,870
3.13%, 8/31/2027	21,025,000	20,650,492
3.13%, 11/15/2028	6,653,000	6,475,760
3.13%, 8/31/2029	10,000,000	9,673,438
3.25%, 6/30/2027	17,500,000	17,263,477
3.25%, 6/30/2029	10,250,000	9,977,734
3.38%, 9/15/2027	14,400,000	14,227,875
3.38%, 5/15/2033	28,062,000	26,579,976
3.50%, 9/30/2026	20,810,000	20,671,809
3.50%, 1/31/2028	25,320,000	25,052,953
3.50%, 4/30/2028	21,900,000	21,646,781
3.50%, 9/30/2029	16,341,000	16,044,819
3.50%, 1/31/2030	10,100,000	9,899,578
3.50%, 4/30/2030	14,525,000	14,211,805
3.50%, 2/15/2033	26,721,000	25,593,708
3.63%, 5/15/2026	12,094,000	12,039,199
3.63%, 3/31/2028	35,543,000	35,284,758
3.63%, 5/31/2028	16,250,000	16,116,699
3.63%, 8/31/2029	30,650,000	30,266,875
3.63%, 3/31/2030	10,310,000	10,151,323
3.63%, 9/30/2031	23,450,000	22,865,582
3.75%, 4/15/2026	12,261,000	12,222,205
3.75%, 8/31/2026	37,700,000	37,585,133
3.75%, 8/15/2027	13,400,000	13,356,031
3.75%, 12/31/2028	2,500,000	2,485,352
3.75%, 5/31/2030	18,798,000	18,598,271
3.75%, 6/30/2030	15,648,000	15,474,405
3.75%, 12/31/2030	31,022,000	30,597,871
3.75%, 8/31/2031	11,000,000	10,807,500

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.88%, 3/31/2027	$15,000,000	$14,994,141
3.88%, 10/15/2027	10,000,000	9,995,313
3.88%, 11/30/2027	19,870,700	19,859,833
3.88%, 12/31/2027	22,300,000	22,293,031
3.88%, 3/15/2028	14,000,000	13,997,812
3.88%, 9/30/2029	15,750,000	15,705,703
3.88%, 11/30/2029	17,015,000	16,961,828
3.88%, 12/31/2029	19,548,000	19,482,331
3.88%, 8/15/2033	23,307,000	22,844,502
3.88%, 8/15/2034	23,600,000	23,002,625
4.00%, 1/15/2027	20,430,000	20,452,345
4.00%, 12/15/2027	4,100,000	4,112,172
4.00%, 2/29/2028	31,625,000	31,716,416
4.00%, 6/30/2028	16,645,000	16,700,917
4.00%, 1/31/2029	6,119,000	6,136,210
4.00%, 7/31/2029	12,680,000	12,712,691
4.00%, 10/31/2029	17,500,000	17,538,281
4.00%, 2/28/2030	22,950,000	23,003,789
4.00%, 3/31/2030	20,000,000	20,039,063
4.00%, 7/31/2030	19,035,500	19,051,859
4.00%, 1/31/2031	37,470,000	37,423,162
4.00%, 2/15/2034	19,625,000	19,361,289
4.13%, 6/15/2026	14,537,000	14,559,146
4.13%, 10/31/2026	25,500,000	25,565,742
4.13%, 1/31/2027	14,300,000	14,348,598
4.13%, 2/15/2027	17,750,000	17,813,096
4.13%, 2/28/2027	40,000,000	40,151,562
4.13%, 9/30/2027	17,650,000	17,752,039
4.13%, 10/31/2027	16,672,800	16,765,282
4.13%, 11/15/2027	7,500,000	7,543,359
4.13%, 7/31/2028	19,550,000	19,685,934
4.13%, 3/31/2029	9,350,000	9,419,395
4.13%, 10/31/2029	25,580,000	25,767,853
4.13%, 11/30/2029	18,650,000	18,795,703
4.13%, 8/31/2030	17,412,000	17,520,825
4.13%, 3/31/2031	29,635,000	29,783,175
4.13%, 7/31/2031	67,663,000	67,937,881
4.13%, 10/31/2031	500,000	501,563
4.13%, 11/30/2031	16,250,000	16,300,781
4.13%, 2/29/2032	6,400,000	6,417,000
4.13%, 3/31/2032	15,000,000	15,039,844
4.13%, 11/15/2032	15,074,000	15,097,553
4.25%, 11/30/2026	26,600,000	26,729,883
4.25%, 12/31/2026	45,000,000	45,233,789
4.25%, 3/15/2027	21,200,000	21,334,156
4.25%, 1/15/2028	13,000,000	13,121,875
4.25%, 2/28/2029	18,550,000	18,767,383
4.25%, 6/30/2029	56,200,000	56,884,937
4.25%, 1/31/2030	4,700,000	4,760,586
4.25%, 2/28/2031	19,750,000	19,978,359
4.25%, 6/30/2031	9,033,000	9,132,504
4.25%, 11/15/2034	25,819,800	25,900,487
4.38%, 7/31/2026	21,300,000	21,406,500
4.38%, 8/15/2026	16,650,000	16,736,502
4.38%, 12/15/2026	15,265,000	15,372,928
Security Description	Principal Amount	Value
4.38%, 7/15/2027	$48,500,000	$49,003,946
4.38%, 8/31/2028	21,450,000	21,765,047
4.38%, 11/30/2028	41,400,000	42,046,875
4.38%, 11/30/2030	1,000,000	1,018,125
4.38%, 1/31/2032	38,600,000	39,281,531
4.38%, 5/15/2034	28,580,000	28,968,509
4.50%, 7/15/2026	11,900,000	11,974,375
4.50%, 4/15/2027	18,250,000	18,459,590
4.50%, 5/15/2027	15,000,000	15,178,125
4.50%, 5/31/2029	13,600,000	13,894,313
4.50%, 11/15/2033	24,308,800	24,893,730
4.63%, 6/30/2026	22,100,000	22,263,160
4.63%, 9/15/2026	21,856,000	22,061,754
4.63%, 10/15/2026	17,500,000	17,673,633
4.63%, 11/15/2026	16,450,000	16,620,926
4.63%, 6/15/2027	16,700,000	16,957,024
4.63%, 9/30/2028	21,316,300	21,812,570
4.63%, 4/30/2029	11,050,000	11,338,336
4.63%, 9/30/2030	19,800,000	20,411,016
4.63%, 4/30/2031	11,000,000	11,344,609
4.63%, 5/31/2031	44,851,800	46,253,419
4.63%, 2/15/2035	22,100,000	22,828,609
4.88%, 4/30/2026	21,175,000	21,356,973
4.88%, 5/31/2026	21,050,000	21,247,344
4.88%, 10/31/2028	23,250,000	23,991,094
4.88%, 10/31/2030	19,859,000	20,713,868
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,898,441,094)		3,707,321,276
MUNICIPAL BONDS & NOTES — 0.5%
ARIZONA — 0.0% (a)
Salt River Project Agricultural Improvement & Power District Revenue, AZ 4.84%, 1/1/2041	200,000	189,071
CALIFORNIA — 0.2%
Bay Area Toll Authority Revenue, CA:
Series F-3, 3.13%, 4/1/2055	735,000	496,275
Series F-2, 6.26%, 4/1/2049	235,000	251,025
Series S1, 7.04%, 4/1/2050	280,000	326,382
California State University Revenue, CA:
Series B, 2.72%, 11/1/2052	175,000	115,619
Series B, 2.94%, 11/1/2052	625,000	415,825
Series B, 2.98%, 11/1/2051	285,000	192,016
Series B, 3.90%, 11/1/2047	100,000	82,299
City of Los Angeles Department of Airports Customer Facility Charge Revenue, CA Series A, Assured Guaranty Municipal Corp., 4.24%, 5/15/2048 (i)	250,000	215,624
City of Riverside Revenue, CA Series A, 3.86%, 6/1/2045	245,000	210,140

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
County of Riverside Revenue, CA 3.82%, 2/15/2038	$250,000	$229,239
Foothill-Eastern Transportation Corridor Agency Revenue, CA Series A, 4.09%, 1/15/2049	241,000	195,463
Golden State Tobacco Securitization Corp. Revenue, CA:
Series B, 2.75%, 6/1/2034	250,000	216,377
Series A, 3.12%, 6/1/2038	650,000	533,513
Series A-1, 4.21%, 6/1/2050	200,000	150,964
Los Angeles Department of Water & Power Revenue, CA:
6.57%, 7/1/2045	150,000	158,685
6.60%, 7/1/2050	280,000	299,492
Regents of the University of California Medical Center Pooled Revenue, CA:
Series N, 3.01%, 5/15/2050	175,000	114,779
Series N, 3.26%, 5/15/2060	150,000	95,992
Series N, 3.71%, 5/15/2120	150,000	95,663
Series H, 6.55%, 5/15/2048	310,000	335,951
San Diego County Regional Transportation Commission Revenue, CA 5.91%, 4/1/2048	330,000	340,398
San Diego County Water Authority Revenue, CA Series B, 6.14%, 5/1/2049	280,000	293,342
San Joaquin Hills Transportation Corridor Agency Revenue, CA Series B, Assured Guaranty Municipal Corp., 3.49%, 1/15/2050 (i)	200,000	152,727
State of California, General Obligation, CA:
1.75%, 11/1/2030	335,000	291,170
2.50%, 10/1/2029	200,000	185,656
Series B, 2.65%, 4/1/2026	370,000	364,613
Series A, 3.05%, 4/1/2029	265,000	253,668
3.50%, 4/1/2028	400,000	392,623
4.50%, 4/1/2033	315,000	311,584
4.60%, 4/1/2038	540,000	516,671
5.13%, 3/1/2038	100,000	100,182
5.75%, 10/1/2031	500,000	534,483
5.88%, 10/1/2041	1,000,000	1,030,377
7.35%, 11/1/2039	370,000	431,649
7.50%, 4/1/2034	320,000	370,216
7.55%, 4/1/2039	302,000	365,296
7.63%, 3/1/2040	160,000	192,459
University of California Revenue, CA:
Series BG, 1.32%, 5/15/2027	365,000	344,189
Series BG, 1.61%, 5/15/2030	390,000	341,040
Series BD, 3.35%, 7/1/2029	680,000	659,053
Series AQ, 4.77%, 5/15/2115	75,000	63,077
Security Description	Principal Amount	Value
Series AD, 4.86%, 5/15/2112	$650,000	$559,095
		12,824,891
COLORADO — 0.0% (a)
Regional Transportation District Sales Tax Revenue, CO Series B, 5.84%, 11/1/2050	50,000	51,312
CONNECTICUT — 0.0% (a)
State of Connecticut, General Obligation, CT Series D, 5.09%, 10/1/2030	100,000	100,645
FLORIDA — 0.0% (a)
County of Broward Airport System Revenue, FL Series C, 3.48%, 10/1/2043	345,000	282,117
County of Miami-Dade Aviation Revenue, FL Series C, 4.28%, 10/1/2041	625,000	560,995
County of Miami-Dade Seaport Department Revenue, FL 6.22%, 11/1/2055	150,000	156,564
State Board of Administration Finance Corp. Revenue, FL:
Series A, 1.71%, 7/1/2027	685,000	645,305
Series A, 2.15%, 7/1/2030	150,000	132,809
Series A, 5.53%, 7/1/2034	500,000	512,894
		2,290,684
GEORGIA — 0.0% (a)
City of Atlanta Water & Wastewater Revenue, GA 2.26%, 11/1/2035	250,000	207,088
Municipal Electric Authority of Georgia Revenue, GA:
Series A, 6.64%, 4/1/2057	164,000	179,536
6.66%, 4/1/2057	210,000	230,351
Series A, 7.06%, 4/1/2057	409,000	460,354
		1,077,329
IDAHO — 0.0% (a)
Idaho Energy Resources Authority Revenue, ID 2.86%, 9/1/2046	85,000	60,092
ILLINOIS — 0.1%
Chicago O'Hare International Airport Revenue, IL:
Series C, 4.47%, 1/1/2049	500,000	441,686
Series B, 6.40%, 1/1/2040	400,000	435,311
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, IL Series B, 6.90%, 12/1/2040	333,187	368,721
Chicago Transit Authority Sales Tax Receipts Fund Revenue, IL Series B, 6.20%, 12/1/2040	160,000	166,532

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Metropolitan Water Reclamation District of Greater Chicago, General Obligation, IL 5.72%, 12/1/2038	$335,000	$345,976
Sales Tax Securitization Corp. Revenue, IL:
Series B, 3.24%, 1/1/2042	385,000	310,894
Series B, 3.59%, 1/1/2043	275,000	231,311
Series B, 3.82%, 1/1/2048	100,000	80,479
Series A, 4.64%, 1/1/2040	95,000	90,341
Series A, 4.79%, 1/1/2048	100,000	92,376
State of Illinois, General Obligation, IL:
5.10%, 6/1/2033	1,035,294	1,033,299
Series 3, 6.73%, 4/1/2035	169,231	177,435
7.35%, 7/1/2035	715,000	775,448
		4,549,809
INDIANA — 0.0% (a)
Indiana Finance Authority Revenue, IN 3.05%, 1/1/2051	125,000	90,104
KANSAS — 0.0% (a)
Kansas Development Finance Authority Revenue, KS:
Series K, Build America Mutual Assurance Corp., 2.77%, 5/1/2051 (i)	100,000	68,316
Series H, 4.93%, 4/15/2045	90,000	85,745
		154,061
LOUISIANA — 0.0% (a)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, LA:
Series A, 3.62%, 2/1/2029	164,156	162,792
Series A, 4.48%, 8/1/2039	265,000	251,642
Series A1, 5.05%, 12/1/2034	250,000	254,053
Series 2023-ELL, Class A1, 5.08%, 6/1/2031	151,997	153,591
State of Louisiana Gasoline & Fuels Tax Revenue, LA Series A, 2.95%, 5/1/2041	330,000	260,815
		1,082,893
MARYLAND — 0.0% (a)
Maryland Health & Higher Educational Facilities Authority Revenue, MD:
Series D, 3.05%, 7/1/2040	365,000	278,705
Series D, 3.20%, 7/1/2050	276,000	189,660
		468,365
Security Description	Principal Amount	Value
MASSACHUSETTS — 0.0% (a)
Commonwealth of Massachusetts Transportation Fund Revenue, MA 5.73%, 6/1/2040	$125,000	$129,139
Commonwealth of Massachusetts, General Obligation, MA:
Series H, 2.90%, 9/1/2049	75,000	51,464
4.91%, 5/1/2029	135,000	135,122
5.46%, 12/1/2039	410,000	417,179
Massachusetts School Building Authority Revenue, MA:
Series B, 1.75%, 8/15/2030	300,000	268,691
Series C, 2.95%, 5/15/2043	400,000	307,420
Series B, 3.40%, 10/15/2040	145,000	122,520
		1,431,535
MICHIGAN — 0.0% (a)
Michigan Finance Authority Revenue, MI Series T, 3.38%, 12/1/2040	140,000	114,516
Michigan State University Revenue, MI Series A, 4.17%, 8/15/2122	250,000	183,439
Michigan Strategic Fund Revenue, MI Series A, 3.23%, 9/1/2047	35,000	26,547
University of Michigan Revenue, MI:
Series B, 2.44%, 4/1/2040	600,000	435,879
Series B, 2.56%, 4/1/2050	500,000	311,853
Series C, 3.60%, 4/1/2047	395,000	326,594
		1,398,828
MINNESOTA — 0.0% (a)
University of Minnesota Revenue, MN 4.05%, 4/1/2052	275,000	229,417
MISSISSIPPI — 0.0% (a)
State of Mississippi, General Obligation, MS Series F, 5.25%, 11/1/2034	100,000	100,660
MISSOURI — 0.0% (a)
Health & Educational Facilities Authority of the State of Missouri Revenue, MO Series A, 3.65%, 8/15/2057	285,000	211,093
NEBRASKA — 0.0% (a)
University of Nebraska Facilities Corp. Revenue, NE Series A, 3.04%, 10/1/2049	145,000	104,138
NEVADA — 0.0% (a)
County of Clark Department of Aviation Revenue, NV Series C, 6.82%, 7/1/2045	115,000	129,877

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
NEW HAMPSHIRE — 0.0% (a)
New Hampshire Business Finance Authority Revenue, NH 3.30%, 4/1/2032	$200,000	$138,756
NEW JERSEY — 0.0% (a)
New Jersey Economic Development Authority Revenue, NJ Series A, National Public Finance Guarantee Corp., 7.43%, 2/15/2029 (i)	553,000	583,598
New Jersey Transportation Trust Fund Authority Revenue, NJ Series B, 6.56%, 12/15/2040	235,000	258,234
New Jersey Turnpike Authority Revenue, NJ Series A, 7.10%, 1/1/2041	335,000	383,741
Rutgers The State University of New Jersey Revenue, NJ:
Series R, 3.27%, 5/1/2043	180,000	145,518
Series P, 3.92%, 5/1/2119	250,000	168,395
Series H, 5.67%, 5/1/2040	205,000	207,436
		1,746,922
NEW YORK — 0.1%
City of New York, General Obligation, NY:
Series D-1, 5.09%, 10/1/2049	200,000	194,380
Series D-1, 5.11%, 10/1/2054	160,000	155,155
Series A2, 5.21%, 10/1/2031	165,000	166,386
Series B-2, 5.26%, 10/1/2052	220,000	218,053
5.52%, 10/1/2037	325,000	330,781
Series B-1, 5.83%, 10/1/2053	285,000	300,535
Metropolitan Transportation Authority Revenue, NY:
Series C2, 5.18%, 11/15/2049	30,000	26,996
6.67%, 11/15/2039	295,000	322,256
Series E, 6.81%, 11/15/2040	100,000	109,830
New York City Municipal Water Finance Authority Revenue, NY:
Series AA, 5.44%, 6/15/2043	160,000	158,106
Series GG, 5.72%, 6/15/2042	215,000	220,350
Series AA-2, 5.75%, 6/15/2041	195,000	201,223
Series EE, 6.01%, 6/15/2042	300,000	316,662
New York State Dormitory Authority Revenue, NY:
Series D, 5.60%, 3/15/2040	135,000	138,287
Series F, 5.63%, 3/15/2039	200,000	204,053
Port Authority of New York & New Jersey Revenue, NY:
3.14%, 2/15/2051	235,000	170,735
3.18%, 7/15/2060	395,000	261,105
Series 215, 3.29%, 8/1/2069	700,000	446,973
Series 210, 4.03%, 9/1/2048	410,000	341,416
Security Description	Principal Amount	Value
Series 201, 4.23%, 10/15/2057	$125,000	$104,104
4.46%, 10/1/2062	100,000	84,956
Series 192, 4.81%, 10/15/2065	150,000	136,107
4.93%, 10/1/2051	220,000	207,442
5.65%, 11/1/2040	575,000	605,206
		5,421,097
NORTH CAROLINA — 0.0% (a)
Charlotte-Mecklenburg Hospital Authority Revenue, NC Series A, 3.20%, 1/15/2051	125,000	85,639
OHIO — 0.0% (a)
American Municipal Power, Inc. Revenue, OH:
Series B, 6.45%, 2/15/2044	50,000	53,269
Series B, 8.08%, 2/15/2050	215,000	272,444
JobsOhio Beverage System Revenue, OH:
Series A, 2.83%, 1/1/2038	80,000	65,158
Series B, 3.99%, 1/1/2029	230,000	228,881
Ohio State University Revenue, OH Series C, 4.91%, 6/1/2040	350,000	339,359
		959,111
OKLAHOMA — 0.0% (a)
Oklahoma Development Finance Authority Revenue, OK:
Series A-2, 4.62%, 6/1/2044	100,000	94,483
Series A-2, 4.85%, 2/1/2045	100,000	96,285
Series A-3, 5.09%, 2/1/2052	155,000	149,652
		340,420
OREGON — 0.0% (a)
Oregon School Boards Association, General Obligation, OR Series B, National Public Finance Guarantee Corp., 5.68%, 6/30/2028 (i)	115,000	117,140
Port of Morrow Revenue, OR Series 1, 2.54%, 9/1/2040	310,000	231,510
		348,650
PENNSYLVANIA — 0.0% (a)
Commonwealth Financing Authority Revenue, PA Series A, 4.14%, 6/1/2038	205,000	187,158
Pennsylvania State University Revenue, PA:
Series D, 2.79%, 9/1/2043	250,000	185,155
Series D, 2.84%, 9/1/2050	250,000	167,926
Pennsylvania Turnpike Commission Revenue, PA Series B, 5.51%, 12/1/2045	325,000	320,152

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
State Public School Building Authority Revenue, PA Series A, 5.00%, 9/15/2027	$110,000	$111,742
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue, PA Series A, 3.56%, 9/15/2119	200,000	129,106
		1,101,239
TENNESSEE — 0.0% (a)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, TN Series B, 4.05%, 7/1/2026	120,000	119,397
TEXAS — 0.1%
Board of Regents of the University of Texas System Revenue, TX:
Series B, 2.44%, 8/15/2049	50,000	30,849
Series A, 3.35%, 8/15/2047	275,000	206,623
Series C, 4.79%, 8/15/2046	200,000	192,435
City of Houston, General Obligation, TX:
3.96%, 3/1/2047	700,000	596,919
Series A, 6.29%, 3/1/2032	70,000	74,270
City of San Antonio Electric & Gas Systems Revenue, TX:
4.43%, 2/1/2042	150,000	142,115
Series C, 5.99%, 2/1/2039	530,000	558,234
Dallas Area Rapid Transit Revenue, TX Series A, 2.61%, 12/1/2048	175,000	117,922
Dallas Convention Center Hotel Development Corp. Revenue, TX 7.09%, 1/1/2042	225,000	250,639
Dallas Fort Worth International Airport Revenue, TX:
Series C, 2.84%, 11/1/2046	350,000	252,050
Series C, 2.92%, 11/1/2050	40,000	27,863
Series A, 2.99%, 11/1/2038	310,000	259,781
Series C, 3.09%, 11/1/2040	305,000	243,430
Series A, 3.14%, 11/1/2045	100,000	74,992
Series A, 4.51%, 11/1/2051	300,000	261,216
Grand Parkway Transportation Corp. Revenue, TX Series B, 3.24%, 10/1/2052	405,000	279,086
North Texas Tollway Authority Revenue, TX Series B, 6.72%, 1/1/2049	75,000	84,472
Permanent University Fund - Texas A&M University System Revenue, TX Series B, 3.66%, 7/1/2047	160,000	131,879
Security Description	Principal Amount	Value
State of Texas, General Obligation, TX:
Series A, 4.68%, 4/1/2040	$200,000	$189,508
5.52%, 4/1/2039	330,000	337,853
Texas Department of Transportation State Highway Fund Revenue, TX Series B, 5.18%, 4/1/2030	165,000	167,604
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX Series B, 3.92%, 12/31/2049	370,000	295,832
		4,775,572
VIRGINIA — 0.0% (a)
University of Virginia Revenue, VA:
2.26%, 9/1/2050	190,000	109,395
Series A, 3.23%, 9/1/2119	360,000	210,754
		320,149
WISCONSIN — 0.0% (a)
State of Wisconsin Revenue, WI Series C, 3.15%, 5/1/2027	455,000	445,929
TOTAL MUNICIPAL BONDS & NOTES (Cost $46,580,987)		42,347,685
MORTGAGE-BACKED SECURITIES — 0.7%
Bank:
Series 2017-BNK4, Class A3, 3.36%, 5/15/2050	198,931	193,973
Series 2017-BNK7, Class A4, 3.18%, 9/15/2060	300,000	288,907
Series 2017-BNK9, Class A4, 3.54%, 11/15/2054	255,000	246,584
Series 2018-BN13, Class A5, 4.22%, 8/15/2061 (d)	390,000	381,961
Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (d)	286,660	280,809
Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (d)	400,000	395,091
Series 2019-BN18, Class A4, 3.58%, 5/15/2062	500,000	469,359
Series 2019-BN20, Class A3, 3.01%, 9/15/2062	50,000	45,976
Series 2019-BN24, Class A3, 2.96%, 11/15/2062	1,000,000	921,143

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2020-BN25, Class A5, 2.65%, 1/15/2063	$600,000	$539,235
Series 2020-BN28, Class A4, 1.84%, 3/15/2063	300,000	256,888
Series 2020-BN29, Class A4, 2.00%, 11/15/2053	1,000,000	845,396
Series 2021-BN32, Class A5, 2.64%, 4/15/2054 (d)	500,000	441,343
Series 2021-BN36, Class A5, 2.47%, 9/15/2064	1,000,000	863,491
Series 2022-BNK39, Class A4, 2.93%, 2/15/2055 (d)	750,000	662,288
Series 2022-BNK44, Class A5, 5.74%, 11/15/2055 (d)	1,000,000	1,048,378
BBCMS Mortgage Trust:
Series 2019-C3, Class A4, 3.58%, 5/15/2052	500,000	478,346
Series 2019-C5, Class A4, 3.06%, 11/15/2052	500,000	464,508
Series 2020-C8, Class A5, 2.04%, 10/15/2053	750,000	645,624
Series 2022-C14, Class A5, 2.95%, 2/15/2055 (d)	500,000	441,289
Series 2022-C18, Class A5, 5.71%, 12/15/2055 (d)	600,000	627,563
Series 2023-C19, Class A5, 5.45%, 4/15/2056	233,333	239,432
Series 2023-C20, Class A5, 5.58%, 7/15/2056	120,000	124,579
Series 2024-5C29, Class A3, 5.21%, 9/15/2057	165,000	167,432
Series 2024-C24, Class A5, 5.42%, 2/15/2057	1,350,000	1,386,301
BBCMS Trust Series 2021-C10, Class A5, 2.49%, 7/15/2054	500,000	440,019
Benchmark Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (d)	695,000	674,429
Series 2018-B3, Class A5, 4.03%, 4/10/2051	350,000	341,614
Series 2018-B6, Class A4, 4.26%, 10/10/2051	300,000	292,493
Series 2019-B13, Class A4, 2.95%, 8/15/2057	1,000,000	922,297
Series 2019-B9, Class A5, 4.02%, 3/15/2052	342,857	330,360
Series 2020-B16, Class A5, 2.73%, 2/15/2053	400,000	362,254
Series 2020-B18, Class A5, 1.93%, 7/15/2053	366,146	312,934
Security Description	Principal Amount	Value
Series 2020-B19, Class A5, 1.85%, 9/15/2053	$500,000	$427,845
Series 2020-B21, Class A5, 1.98%, 12/17/2053	500,000	425,836
Series 2021-B24, Class A5, 2.58%, 3/15/2054	600,000	520,513
Series 2021-B25, Class A5, 2.58%, 4/15/2054	650,000	563,889
Series 2021-B30, Class A5, 2.58%, 11/15/2054	500,000	432,386
Series 2022-B32, Class A5, 3.00%, 1/15/2055 (d)	1,000,000	868,026
Series 2023-B38, Class A4, 5.52%, 4/15/2056	250,000	257,327
Series 2024-V5, Class A3, 5.81%, 1/10/2057	234,375	241,337
Series 2024-V6, Class A3, 5.93%, 3/15/2057	355,769	369,067
Series 2024-V9, Class A3, 5.60%, 8/15/2057	1,000,000	1,025,744
Series 2021-B28, Class A5, VRN, 2.22%, 8/15/2054	950,000	807,799
BMO Mortgage Trust Series 2024-C8, Class A5, 5.60%, 3/15/2057 (d)	315,000	325,597
CD Mortgage Trust Series 2019-CD8, Class A4, 2.91%, 8/15/2057	1,500,000	1,362,800
Citigroup Commercial Mortgage Trust:
Series 2017-P8, Class A4, 3.47%, 9/15/2050	500,000	483,546
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	750,000	677,467
Series 2020-GC46, Class A5, 2.72%, 2/15/2053	300,000	268,520
COMM Mortgage Trust:
Series 2017-COR2, Class A2, 3.24%, 9/10/2050	204,235	197,472
Series 2017-COR2, Class A3, 3.51%, 9/10/2050	650,000	627,545
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	1,000,000	965,630
Series 2019-GC44, Class A5, 2.95%, 8/15/2057	500,000	455,562
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class A4, 3.39%, 6/15/2050	500,000	482,765
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (d)	500,000	477,293

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (d)	$500,000	$489,875
Series 2018-CX12, Class A4, 4.22%, 8/15/2051 (d)	500,000	489,087
Series 2019-C17, Class A5, 3.02%, 9/15/2052	1,000,000	914,263
DBJPM Mortgage Trust Series 2016-C1, Class A4, 3.28%, 5/10/2049	2,000,000	1,967,518
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K-1512, Class A3, 3.06%, 4/25/2034	1,000,000	890,014
Series K-154, Class A2, 4.35%, 1/25/2033 (d)	350,000	345,291
Series K-155, Class A2, 4.25%, 4/25/2033	3,000,000	2,937,782
Series K-156, Class A2, 4.43%, 2/25/2033 (d)	489,947	485,903
Series K-157, Class A2, 4.20%, 5/25/2033	153,046	149,300
Series K-160, Class A2, 4.50%, 8/25/2033 (d)	1,000,000	994,319
Series K-161, Class A2, 4.90%, 10/25/2033 (d)	1,425,000	1,455,075
Series K508, Class A2, 4.74%, 8/25/2028 (d)	1,500,000	1,518,248
Series K511, Class A2, 4.86%, 10/25/2028	1,406,250	1,428,980
Series K512, Class A2, 5.00%, 11/25/2028	249,946	255,046
Series K513, Class A2, 4.72%, 12/25/2028 (d)	875,000	885,730
Series K518, Class A2, 5.40%, 1/25/2029	750,000	776,025
Series K751, Class A2, 4.41%, 3/25/2030	1,000,000	1,002,029
GS Mortgage Securities Trust:
Series 2017-GS5, Class A3, 3.41%, 3/10/2050	914,068	894,900
Series 2017-GS6, Class A3, 3.43%, 5/10/2050	500,000	484,327
Series 2017-GS7, Class A4, 3.43%, 8/10/2050	500,000	480,987
Series 2019-GC42, Class A4, 3.00%, 9/10/2052	1,000,000	922,003
Series 2019-GC38, Class A4, VRN, 3.97%, 2/10/2052	800,000	772,867
JPMDB Commercial Mortgage Securities Trust:
Series 2017-C7, Class A5, 3.41%, 10/15/2050	500,000	482,647
Security Description	Principal Amount	Value
Series 2020-COR7, Class A5, 2.18%, 5/13/2053	$650,000	$540,924
Morgan Stanley Capital I Trust:
Series 2017-HR2, Class A4, 3.59%, 12/15/2050	750,000	724,497
Series 2018-H3, Class A5, 4.18%, 7/15/2051	742,000	724,784
Series 2019-L3, Class A4, 3.13%, 11/15/2052	500,000	464,114
Series 2020-HR8, Class A4, 2.04%, 7/15/2053	500,000	433,950
Series 2021-L6, Class A4, 2.44%, 6/15/2054 (d)	500,000	430,136
UBS Commercial Mortgage Trust:
Series 2017-C4, Class A4, 3.56%, 10/15/2050	325,000	311,163
Series 2017-C7, Class A4, 3.68%, 12/15/2050	500,000	487,224
Series 2018-C14, Class A3, 4.18%, 12/15/2051	738,242	724,160
Series 2018-C8, Class A4, 3.98%, 2/15/2051	300,000	292,394
Series 2019-C17, Class ASB, 2.87%, 10/15/2052	354,137	341,122
Wells Fargo Commercial Mortgage Trust:
Series 2016-C36, Class A4, 3.07%, 11/15/2059	500,000	485,007
Series 2017-C38, Class A5, 3.45%, 7/15/2050	500,000	485,231
Series 2017-C41, Class A4, 3.47%, 11/15/2050	300,000	289,952
Series 2017-C42, Class A3, 3.33%, 12/15/2050	500,000	483,368
Series 2018-C45, Class A4, 4.18%, 6/15/2051	500,000	490,551
Series 2019-C49, Class A5, 4.02%, 3/15/2052	800,000	778,018
Series 2019-C50, Class A5, 3.73%, 5/15/2052	175,000	167,040
Series 2019-C52, Class A5, 2.89%, 8/15/2052	1,000,000	919,564
Series 2019-C53, Class A4, 3.04%, 10/15/2052	800,000	741,807
Series 2020-C56, Class A5, 2.45%, 6/15/2053	148,500	132,793
Series 2021-C59, Class A5, 2.63%, 4/15/2054	700,000	605,877
TOTAL MORTGAGE-BACKED SECURITIES (Cost $64,602,224)		60,472,154

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.1%
Bank:
Series 2019-BN22, Class A4, 2.98%, 11/15/2062	$50,000	$45,927
Series 2024-BNK47, Class A5, 5.72%, 6/15/2057	2,000,000	2,090,096
Bank5:
Series 2024-5YR10, Class A3, 5.30%, 10/15/2057	225,000	228,267
Series 2024-5YR9, Class A3, 5.61%, 8/15/2057	800,000	822,403
Bank5 Trust Series 2025-5YR13, Class A3, VRN, 5.75%, 1/15/2058 (d)	383,333	397,070
BBCMS Mortgage Trust:
Series 2018-C2, Class A5, 4.31%, 12/15/2051	50,000	49,205
Series 2023-C22, Class A5, 6.80%, 11/15/2056 (d)	500,000	560,690
Series 2024-5C31, Class A3, 5.61%, 12/15/2057	166,667	171,586
Series 2025-5C33, Class A4, 5.84%, 3/15/2058	300,000	312,609
Series 2025-C32, Class A5, 5.72%, 2/15/2062	166,667	174,851
Benchmark Mortgage Trust:
Series 2018-B3, Class A4, 3.76%, 4/10/2051	596,531	582,729
Series 2024-V7, Class A3, 6.23%, 5/15/2056 (d)	1,000,000	1,047,022
BMO Mortgage Trust:
Series 2023-C7, Class A5, 6.16%, 12/15/2056	1,500,000	1,607,828
Series 2024-5C4, Class A3, 6.53%, 5/15/2057 (d)	500,000	529,339
Series 2024-5C5, Class A3, 5.86%, 2/15/2057	240,000	248,210
Series 2025-C11, Class A5, 5.69%, 2/15/2058	1,000,000	1,040,543
Series 2024-5C8, Class A3, VRN, 5.63%, 12/15/2057 (d)	175,000	180,241
CSAIL Commercial Mortgage Trust Series 2017-CX9, Class A5, 3.45%, 9/15/2050	150,000	144,222
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32, Class A4, 3.72%, 12/15/2049	89,000	87,163
Security Description	Principal Amount	Value
Morgan Stanley Capital I Trust Series 2016-UB12, Class A4, 3.60%, 12/15/2049	$150,000	$144,572
MSWF Commercial Mortgage Trust Series 2023-2, Class A5, 6.01%, 12/15/2056 (d)	388,889	413,854
UBS Commercial Mortgage Trust Series 2018-C15, Class A3, 4.07%, 12/15/2051	35,338	34,438
Wells Fargo Commercial Mortgage Trust:
Series 2020-C55, Class A5, 2.73%, 2/15/2053	100,000	90,691
Series 2025-5C3, Class A3, 6.10%, 1/15/2058	1,000,000	1,048,600
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $11,786,925)		12,052,156
	Shares
SHORT-TERM INVESTMENTS — 4.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (j) (k)	201,772,457	201,772,457
State Street Navigator Securities Lending Portfolio II (l) (m)	176,421,030	176,421,030
TOTAL SHORT-TERM INVESTMENTS (Cost $378,193,487)		378,193,487
TOTAL INVESTMENTS — 103.4% (Cost $9,160,761,725)		8,657,781,368
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.4)%		(285,900,190)
NET ASSETS — 100.0%		$8,371,881,178
(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of March 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Security is currently in default and/or issuer is in bankruptcy.

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2025, total aggregate fair value of this security is $409, representing less than 0.05% of the Fund's net assets.
(g)	When-issued security.
(h)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2025. Maturity date shown is the final maturity.
(i)	Bond is insured by the following:
% of Net Assets
National Public Finance Guaranty Corp.	0.0% (a)
Assured Guaranty Municipal Corp.	0.0% (a)
Build America Mutual Assurance Company	0.0% (a)
(j)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(k)	The rate shown is the annualized seven-day yield at March 31, 2025.
(l)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(m)	Investment of cash collateral for securities loaned.

ABS	Asset-Backed Security
CMT	Constant Maturity Treasury
DMTN	Domestic Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$2,008,564,318	$409	$2,008,564,727
Asset-Backed Securities	—	31,257,531	—	31,257,531
Foreign Government Obligations	—	240,967,741	—	240,967,741
U.S. Government Agency Obligations	—	2,176,604,611	—	2,176,604,611
U.S. Treasury Obligations	—	3,707,321,276	—	3,707,321,276
Municipal Bonds & Notes	—	42,347,685	—	42,347,685
Mortgage-Backed Securities	—	60,472,154	—	60,472,154
Commercial Mortgage Backed Securities	—	12,052,156	—	12,052,156
Short-Term Investments	378,193,487	—	—	378,193,487
TOTAL INVESTMENTS	$378,193,487	$8,279,587,472	$409	$8,657,781,368
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	182,171,323	$182,225,974	$377,601,553	$559,827,527	$11,076	$(11,076)	—	$—	$1,618,051
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	1,051,496,192	849,723,735	—	—	201,772,457	201,772,457	3,302,887
State Street Navigator Securities Lending Portfolio II	170,819,324	170,819,324	2,992,583,473	2,986,981,767	—	—	176,421,030	176,421,030	458,400
Total		$353,045,298	$4,421,681,218	$4,396,533,029	$11,076	$(11,076)		$378,193,487	$5,379,338
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.9%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
3.38%, 3/1/2041	$370,000	$276,586
4.75%, 3/30/2030	257,000	256,368
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026	150,000	148,513
		681,467
AEROSPACE & DEFENSE — 1.7%
Boeing Co.:
2.25%, 6/15/2026	150,000	145,361
2.70%, 2/1/2027 (b)	1,113,000	1,073,288
2.95%, 2/1/2030	574,000	522,386
3.10%, 5/1/2026	90,000	88,448
3.20%, 3/1/2029	300,000	281,526
3.25%, 2/1/2028	320,000	306,758
3.38%, 6/15/2046	34,000	22,804
3.50%, 3/1/2039	200,000	153,144
3.55%, 3/1/2038	913,000	714,569
3.63%, 2/1/2031	276,000	256,106
3.65%, 3/1/2047	100,000	69,201
3.75%, 2/1/2050 (b)	183,000	128,411
3.85%, 11/1/2048	219,000	155,225
3.90%, 5/1/2049	1,353,000	971,170
5.15%, 5/1/2030	887,000	892,295
5.71%, 5/1/2040	416,000	404,356
5.81%, 5/1/2050	1,601,000	1,523,159
5.88%, 2/15/2040	532,000	524,999
5.93%, 5/1/2060	920,000	864,800
6.26%, 5/1/2027	65,000	66,888
6.30%, 5/1/2029	500,000	523,880
6.39%, 5/1/2031	120,000	127,868
6.53%, 5/1/2034	315,000	337,330
6.86%, 5/1/2054	255,000	277,147
7.01%, 5/1/2064	170,000	184,647
Embraer Netherlands Finance BV 5.98%, 2/11/2035	300,000	306,003
GE Capital Funding LLC 4.55%, 5/15/2032	275,000	268,323
General Dynamics Corp.:
2.63%, 11/15/2027	80,000	76,826
2.85%, 6/1/2041	895,000	644,651
3.50%, 4/1/2027	100,000	98,733
3.63%, 4/1/2030	284,000	272,901
3.75%, 5/15/2028	313,000	307,776
4.25%, 4/1/2040	122,000	107,689
4.25%, 4/1/2050	334,000	277,327
General Electric Co.:
Series MTN, 5.88%, 1/14/2038	95,000	100,356
Series MTN, 6.75%, 3/15/2032 (b)	160,000	178,429
Security Description	Principal Amount	Value
HEICO Corp. 5.35%, 8/1/2033	$93,000	$93,881
Hexcel Corp.:
4.20%, 2/15/2027	250,000	246,505
5.88%, 2/26/2035	235,000	239,291
Howmet Aerospace, Inc. 5.90%, 2/1/2027	354,000	363,016
L3Harris Technologies, Inc.:
2.90%, 12/15/2029	456,000	419,940
3.85%, 12/15/2026	254,000	250,967
4.40%, 6/15/2028	270,000	267,897
4.85%, 4/27/2035	300,000	289,269
5.05%, 6/1/2029	139,000	140,607
5.05%, 4/27/2045	100,000	92,367
5.25%, 6/1/2031	130,000	132,233
5.40%, 7/31/2033	305,000	308,730
5.50%, 8/15/2054	178,000	171,788
5.60%, 7/31/2053 (b)	85,000	83,206
6.15%, 12/15/2040	494,000	519,535
Lockheed Martin Corp.:
1.85%, 6/15/2030	211,000	184,475
3.80%, 3/1/2045	350,000	277,669
3.90%, 6/15/2032	605,000	571,223
4.07%, 12/15/2042	600,000	502,494
4.09%, 9/15/2052	25,000	19,864
4.15%, 6/15/2053	765,000	611,732
4.30%, 6/15/2062	25,000	19,780
4.45%, 5/15/2028	60,000	60,269
4.70%, 5/15/2046	268,000	240,061
5.10%, 11/15/2027 (b)	350,000	358,102
5.20%, 2/15/2055	150,000	141,882
5.20%, 2/15/2064	195,000	180,820
5.25%, 1/15/2033	279,000	286,463
5.70%, 11/15/2054 (b)	325,000	329,823
5.72%, 6/1/2040	618,000	643,888
5.90%, 11/15/2063	141,000	145,879
Northrop Grumman Corp.:
4.03%, 10/15/2047	825,000	658,012
4.70%, 3/15/2033	60,000	59,099
4.75%, 6/1/2043	509,000	459,703
4.95%, 3/15/2053	100,000	90,137
5.05%, 11/15/2040	65,000	61,807
5.15%, 5/1/2040	487,000	472,989
5.25%, 5/1/2050 (b)	750,000	708,202
RTX Corp.:
1.90%, 9/1/2031	112,000	93,794
2.38%, 3/15/2032	450,000	382,891
3.03%, 3/15/2052	147,000	93,269
3.13%, 5/4/2027	5,000	4,864
3.13%, 7/1/2050	224,000	147,656
3.75%, 11/1/2046	199,000	151,471
4.15%, 5/15/2045	1,161,000	949,721
4.35%, 4/15/2047	305,000	253,388
4.50%, 6/1/2042	590,000	519,288
4.63%, 11/16/2048	80,000	68,771

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.70%, 12/15/2041	$20,000	$18,015
4.80%, 12/15/2043	895,000	808,785
4.88%, 10/15/2040	325,000	303,313
5.15%, 2/27/2033	500,000	503,985
5.38%, 2/27/2053	218,000	208,096
5.75%, 11/8/2026	300,000	305,460
5.75%, 1/15/2029	200,000	208,142
6.00%, 3/15/2031	235,000	249,234
6.05%, 6/1/2036	49,000	51,938
6.10%, 3/15/2034	145,000	155,494
6.13%, 7/15/2038	500,000	534,085
6.40%, 3/15/2054	578,000	632,182
		30,602,227
AGRICULTURE — 1.3%
Altria Group, Inc.:
2.45%, 2/4/2032	275,000	231,954
3.40%, 5/6/2030	157,000	146,676
3.40%, 2/4/2041	220,000	161,218
3.70%, 2/4/2051	180,000	123,824
3.88%, 9/16/2046	589,000	430,164
4.25%, 8/9/2042	759,000	608,134
4.50%, 5/2/2043	725,000	597,559
4.88%, 2/4/2028	145,000	145,973
5.38%, 1/31/2044	35,000	33,400
5.63%, 2/6/2035	105,000	105,918
5.80%, 2/14/2039	411,000	411,801
5.95%, 2/14/2049 (b)	334,000	328,746
6.20%, 11/1/2028	50,000	52,492
6.88%, 11/1/2033	1,050,000	1,156,501
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	583,000	569,049
2.90%, 3/1/2032	1,730,000	1,532,884
4.50%, 8/15/2033	79,000	76,236
5.94%, 10/1/2032	100,000	107,120
BAT Capital Corp.:
2.26%, 3/25/2028	1,048,000	979,304
3.22%, 9/6/2026	430,000	421,753
3.73%, 9/25/2040	180,000	139,250
4.70%, 4/2/2027	558,000	558,675
5.35%, 8/15/2032	250,000	251,320
5.63%, 8/15/2035	500,000	502,115
5.65%, 3/16/2052	460,000	424,014
6.00%, 2/20/2034 (b)	300,000	311,934
6.25%, 8/15/2055	180,000	179,552
6.42%, 8/2/2033 (b)	200,000	213,346
7.08%, 8/2/2043	2,873,000	3,135,276
BAT International Finance PLC 4.45%, 3/16/2028	300,000	298,530
Bunge Ltd. Finance Corp.:
2.75%, 5/14/2031 (b)	285,000	252,547
3.25%, 8/15/2026	140,000	137,635
4.10%, 1/7/2028	361,000	356,964
Philip Morris International, Inc.:
0.88%, 5/1/2026 (b)	303,000	291,889
1.75%, 11/1/2030	200,000	171,602
Security Description	Principal Amount	Value
2.10%, 5/1/2030	$450,000	$398,173
3.13%, 8/17/2027	1,000	975
3.38%, 8/15/2029	290,000	276,585
3.88%, 8/21/2042	591,000	473,568
4.13%, 3/4/2043	331,000	272,665
4.25%, 11/10/2044	552,000	461,428
4.38%, 11/1/2027	505,000	504,611
4.38%, 11/15/2041	210,000	180,781
4.50%, 3/20/2042	365,000	320,123
4.88%, 2/15/2028	1,308,000	1,324,585
4.88%, 2/13/2029 (b)	250,000	252,675
4.90%, 11/1/2034	500,000	491,110
5.13%, 11/17/2027	410,000	416,937
5.13%, 2/15/2030	428,000	436,530
5.13%, 2/13/2031	300,000	304,893
5.25%, 2/13/2034	203,000	204,831
5.38%, 2/15/2033 (b)	768,000	782,945
5.63%, 9/7/2033	245,000	253,864
Reynolds American, Inc.:
5.85%, 8/15/2045	75,000	71,437
6.15%, 9/15/2043	170,000	169,478
7.25%, 6/15/2037	250,000	277,658
		23,321,207
AIRLINES — 0.3%
American Airlines Pass-Through Trust:
Series 2019-1, Class AA, 3.15%, 8/15/2033	103,477	94,174
Series 2016-2, Class AA, 3.20%, 12/15/2029	314,750	298,761
Series 2015-1, Class A, 3.38%, 11/1/2028	245,554	236,704
Series 2016-1, Class AA, 3.58%, 7/15/2029	119,134	114,660
Series 2017-1, Class AA, 3.65%, 8/15/2030	237,390	226,869
Series 2014-1, Class A, 3.70%, 4/1/2028	289,568	282,506
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA, 2.00%, 12/10/2029	39,448	37,086
JetBlue Pass-Through Trust:
Series 2019-1, Class AA, 2.75%, 11/15/2033	213,597	184,540
Series 2020-1, Class A, 4.00%, 5/15/2034	520,468	483,952
Southwest Airlines Co.:
2.63%, 2/10/2030 (b)	116,000	104,048
5.13%, 6/15/2027	344,000	346,370
United Airlines Pass-Through Trust:
Series 2016-2, Class AA, 2.88%, 4/7/2030	30,317	28,252
Series 2016-1, Class AA, 3.10%, 1/7/2030	60,426	57,217

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2018-1, Class AA, 3.50%, 9/1/2031	$227,217	$214,495
Series 2014-2, Class A, 3.75%, 3/3/2028	17,942	17,651
Series 2014-1, Class A, 4.00%, 10/11/2027	168,629	166,519
Series 2019-1, Class AA, 4.15%, 2/25/2033	40,770	38,845
Series 2024-1, Class AA, 5.45%, 8/15/2038	259,720	260,367
Series 2023-1, Class A, 5.80%, 7/15/2037	1,246,685	1,264,213
Series 2020-1, Class A, 5.88%, 4/15/2029	230,156	233,610
Series 2024-1, Class A, 5.88%, 8/15/2038	644,343	644,498
		5,335,337
APPAREL — 0.1%
NIKE, Inc.:
2.38%, 11/1/2026	200,000	194,628
2.85%, 3/27/2030 (b)	105,000	97,173
3.25%, 3/27/2040	406,000	320,103
3.38%, 3/27/2050 (b)	381,000	272,194
3.63%, 5/1/2043	65,000	51,752
3.88%, 11/1/2045	359,000	286,428
Ralph Lauren Corp. 2.95%, 6/15/2030	51,000	46,964
Tapestry, Inc.:
3.05%, 3/15/2032 (b)	105,000	90,845
4.13%, 7/15/2027	250,000	246,843
5.10%, 3/11/2030	100,000	99,995
5.50%, 3/11/2035	50,000	49,405
		1,756,330
AUTO MANUFACTURERS — 2.1%
American Honda Finance Corp.:
Series MTN, 1.30%, 9/9/2026	150,000	143,504
Series MTN, 2.00%, 3/24/2028 (b)	160,000	148,875
Series GMTN, 3.50%, 2/15/2028 (b)	155,000	150,742
Series GMTN, 4.40%, 10/5/2026	100,000	99,951
Series GMTN, 4.45%, 10/22/2027	200,000	199,920
4.55%, 3/3/2028 (b)	250,000	249,860
4.60%, 4/17/2030 (b)	200,000	198,170
4.80%, 3/5/2030 (b)	500,000	499,045
Series GMTN, 4.85%, 10/23/2031	190,000	188,957
4.90%, 3/12/2027 (b)	500,000	503,920
4.90%, 3/13/2029 (b)	200,000	201,434
Series GMTN, 4.90%, 1/10/2034 (b)	251,000	245,192
Security Description	Principal Amount	Value
Series GMTN, 5.05%, 7/10/2031 (b)	$70,000	$70,428
5.20%, 3/5/2035 (b)	500,000	494,375
Series GMTN, 5.25%, 7/7/2026	119,000	120,077
5.65%, 11/15/2028 (b)	770,000	796,095
Cummins, Inc.:
2.60%, 9/1/2050 (b)	810,000	487,345
5.45%, 2/20/2054 (b)	259,000	253,411
Ford Motor Co.:
3.25%, 2/12/2032	1,446,000	1,191,475
4.75%, 1/15/2043	1,010,000	765,651
5.29%, 12/8/2046	30,000	24,101
7.40%, 11/1/2046	100,000	102,773
7.45%, 7/16/2031	288,000	306,328
9.63%, 4/22/2030	913,000	1,042,774
Ford Motor Credit Co. LLC:
2.70%, 8/10/2026	470,000	453,033
2.90%, 2/16/2028	350,000	323,883
2.90%, 2/10/2029	100,000	89,486
3.63%, 6/17/2031	135,000	116,155
3.82%, 11/2/2027	200,000	190,818
4.13%, 8/17/2027	200,000	193,200
4.54%, 8/1/2026	300,000	296,124
4.95%, 5/28/2027	170,000	167,608
5.11%, 5/3/2029	750,000	723,097
5.30%, 9/6/2029	35,000	33,905
5.80%, 3/5/2027	100,000	100,476
5.80%, 3/8/2029	400,000	396,248
5.88%, 11/7/2029	1,132,000	1,119,989
5.92%, 3/20/2028	200,000	200,872
6.05%, 11/5/2031	310,000	303,921
6.13%, 3/8/2034	500,000	479,815
6.50%, 2/7/2035	300,000	294,207
6.53%, 3/19/2032	200,000	200,028
6.80%, 5/12/2028	400,000	410,860
6.95%, 6/10/2026	300,000	304,551
7.12%, 11/7/2033	644,000	658,484
7.20%, 6/10/2030	422,000	438,547
7.35%, 11/4/2027	150,000	155,406
7.35%, 3/6/2030	564,000	590,660
General Motors Co.:
5.40%, 10/15/2029	104,000	104,547
5.40%, 4/1/2048 (b)	397,000	338,292
5.60%, 10/15/2032 (b)	375,000	372,026
5.95%, 4/1/2049	1,510,000	1,382,345
6.60%, 4/1/2036	530,000	547,543
6.80%, 10/1/2027	155,000	161,276
General Motors Financial Co., Inc.:
1.50%, 6/10/2026	700,000	673,176
2.35%, 1/8/2031 (b)	450,000	380,880
2.40%, 10/15/2028 (b)	267,000	244,049
3.10%, 1/12/2032 (b)	277,000	236,419
3.60%, 6/21/2030	500,000	457,810

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 10/6/2026 (b)	$2,003,000	$1,977,642
4.30%, 4/6/2029	250,000	241,067
5.00%, 4/9/2027	352,000	352,458
5.05%, 4/4/2028	290,000	290,316
5.35%, 7/15/2027	165,000	166,459
5.35%, 1/7/2030 (b)	300,000	299,454
5.40%, 5/8/2027	545,000	550,325
5.55%, 7/15/2029	185,000	186,597
5.60%, 6/18/2031	100,000	100,070
5.63%, 4/4/2032	150,000	148,365
5.80%, 6/23/2028	402,000	410,277
5.80%, 1/7/2029 (b)	369,000	375,908
5.85%, 4/6/2030 (b)	360,000	366,401
5.90%, 1/7/2035 (b)	150,000	148,441
5.95%, 4/4/2034	390,000	388,342
6.00%, 1/9/2028	501,000	513,570
6.10%, 1/7/2034	510,000	512,275
6.40%, 1/9/2033 (b)	305,000	314,397
Honda Motor Co. Ltd.:
2.53%, 3/10/2027	100,000	96,416
2.97%, 3/10/2032 (b)	5,000	4,401
PACCAR Financial Corp.:
4.45%, 8/6/2027 (b)	90,000	90,538
4.55%, 3/3/2028	300,000	302,052
Series MTN, 5.05%, 8/10/2026 (b)	264,000	266,664
Toyota Motor Credit Corp.:
Series MTN, 1.13%, 6/18/2026	300,000	288,879
Series MTN, 1.15%, 8/13/2027 (b)	50,000	46,484
Series MTN, 1.65%, 1/10/2031 (b)	80,000	67,736
Series MTN, 2.15%, 2/13/2030	240,000	214,241
Series MTN, 3.05%, 3/22/2027	375,000	366,082
3.65%, 1/8/2029 (b)	80,000	77,606
Series MTN, 4.35%, 10/8/2027	1,000,000	999,810
4.45%, 5/18/2026	483,000	483,531
4.55%, 8/7/2026	105,000	105,319
4.55%, 8/9/2029 (b)	235,000	234,788
Series MTN, 4.55%, 9/20/2027 (b)	150,000	150,753
4.60%, 1/8/2027 (b)	300,000	301,617
Series MTN, 4.60%, 10/10/2031 (b)	340,000	336,199
4.63%, 1/12/2028	252,000	253,610
Series MTN, 4.65%, 1/5/2029	200,000	200,882
4.95%, 1/9/2030 (b)	500,000	507,405
Series B, 5.00%, 3/19/2027	90,000	91,148
Series MTN, 5.00%, 8/14/2026 (b)	200,000	201,716
5.05%, 5/16/2029	190,000	193,367
Security Description	Principal Amount	Value
5.10%, 3/21/2031	$450,000	$457,092
5.35%, 1/9/2035	1,250,000	1,268,612
5.40%, 11/20/2026 (b)	229,000	232,891
5.45%, 11/10/2027	200,000	205,686
5.55%, 11/20/2030	410,000	426,494
		37,438,522
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv Swiss Holdings Ltd.:
3.10%, 12/1/2051	620,000	362,644
3.25%, 3/1/2032 (b)	220,000	191,618
4.65%, 9/13/2029 (b)	300,000	295,599
5.40%, 3/15/2049	300,000	259,839
5.75%, 9/13/2054 (b)	220,000	195,494
Lear Corp.:
2.60%, 1/15/2032	78,000	65,908
5.25%, 5/15/2049 (b)	801,000	689,261
Magna International, Inc. 5.50%, 3/21/2033 (b)	427,000	430,762
		2,491,125
BANKS — 21.7%
Associated Banc-Corp. SOFR + 3.03%, 6.46%, 8/29/2030 (c)	334,000	337,236
Australia & New Zealand Banking Group Ltd.:
3.92%, 9/30/2027	150,000	148,628
Series MTN, 4.42%, 12/16/2026	250,000	250,655
4.75%, 1/18/2027	650,000	654,985
4.90%, 7/16/2027	250,000	253,293
Banco Bilbao Vizcaya Argentaria SA:
1 yr. CMT + 1.95%, 6.03%, 3/13/2035 (c)	1,300,000	1,333,098
1 yr. CMT + 3.30%, 7.88%, 11/15/2034 (c)	200,000	224,820
Banco Santander SA:
1 yr. CMT + 0.90%, 1.72%, 9/14/2027 (c)	600,000	574,386
3.80%, 2/23/2028	575,000	561,269
1 yr. CMT + 2.00%, 4.18%, 3/24/2028 (c)	1,550,000	1,534,097
4.25%, 4/11/2027	300,000	297,576
4.38%, 4/12/2028	1,950,000	1,930,948
1 yr. CMT + 0.95%, 5.37%, 7/15/2028 (c)	400,000	405,640
1 yr. CMT + 1.25%, 5.55%, 3/14/2028 (c)	200,000	203,068
6.03%, 1/17/2035	200,000	206,934
6.35%, 3/14/2034	615,000	630,455
1 yr. CMT + 1.65%, 6.53%, 11/7/2027 (c)	600,000	617,550
6.92%, 8/8/2033	200,000	212,140
6.94%, 11/7/2033	600,000	667,332

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Bank of America Corp.:
SOFR + 0.96%, 1.73%, 7/22/2027 (c)	$1,522,000	$1,466,827
SOFR + 1.22%, 2.30%, 7/21/2032 (c)	1,758,000	1,501,719
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (c)	2,000,000	1,665,280
Series MTN, 3 mo. USD Term SOFR + 1.25%, 2.50%, 2/13/2031 (c)	909,000	816,064
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	916,000	648,702
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	450,000	396,095
SOFR + 1.56%, 2.97%, 7/21/2052 (b) (c)	398,000	254,760
Series MTN, SOFR + 1.33%, 2.97%, 2/4/2033 (c)	2,500,000	2,192,000
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	1,375,000	1,040,751
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (c)	2,186,000	2,118,081
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (c)	35,000	24,777
Series MTN, 3 mo. USD Term SOFR + 1.32%, 3.56%, 4/23/2027 (c)	1,360,000	1,345,122
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (c)	5,623,000	5,502,105
3 mo. USD Term SOFR + 1.77%, 3.71%, 4/24/2028 (c)	813,000	798,911
Series MTN, 3 mo. USD Term SOFR + 1.84%, 3.82%, 1/20/2028 (c)	2,146,000	2,118,853
3 mo. USD Term SOFR + 1.45%, 3.95%, 1/23/2049 (b) (c)	200,000	155,660
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.97%, 3/5/2029 (c)	3,299,000	3,240,707
Series MTN, 3 mo. USD Term SOFR + 1.47%, 3.97%, 2/7/2030 (c)	500,000	486,290
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (c)	988,000	775,946
Series MTN, 3 mo. USD Term SOFR + 1.57%, 4.27%, 7/23/2029 (c)	50,000	49,408
Series MTN, 3 mo. USD Term SOFR + 1.78%, 4.33%, 3/15/2050 (c)	549,000	451,025
SOFR + 1.58%, 4.38%, 4/27/2028 (c)	578,000	575,451
Security Description	Principal Amount	Value
Series MTN, 3 mo. USD Term SOFR + 2.25%, 4.44%, 1/20/2048 (c)	$150,000	$126,780
SOFR + 1.83%, 4.57%, 4/27/2033 (c)	750,000	724,327
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (c)	1,000,000	1,007,890
SOFR + 0.83%, 4.98%, 1/24/2029 (c)	500,000	504,855
Series MTN, SOFR + 2.16%, 5.02%, 7/22/2033 (c)	175,000	174,253
SOFR + 1.00%, 5.16%, 1/24/2031 (c)	700,000	709,541
SOFR + 1.63%, 5.20%, 4/25/2029 (c)	1,247,000	1,266,553
SOFR + 1.91%, 5.29%, 4/25/2034 (c)	1,007,000	1,011,531
Series MTN, SOFR + 1.91%, 5.43%, 8/15/2035 (c)	1,095,000	1,069,924
SOFR + 1.31%, 5.51%, 1/24/2036 (b) (c)	750,000	763,342
SOFR + 1.74%, 5.52%, 10/25/2035 (c)	1,962,000	1,919,974
SOFR + 1.57%, 5.82%, 9/15/2029 (c)	629,000	651,914
Series MTN, 5.88%, 2/7/2042	300,000	313,926
SOFR + 1.34%, 5.93%, 9/15/2027 (c)	600,000	611,652
6.11%, 1/29/2037	2,710,000	2,812,953
6.22%, 9/15/2026	150,000	153,323
7.75%, 5/14/2038	1,400,000	1,659,098
Bank of America NA 5.53%, 8/18/2026	260,000	264,152
Bank of Montreal:
Series MTN, 2.65%, 3/8/2027	100,000	96,826
5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (c)	349,000	296,601
Series F2F, SOFR + 0.88%, 4.57%, 9/10/2027 (c)	200,000	200,076
5.20%, 2/1/2028	755,000	768,477
5.27%, 12/11/2026	700,000	709,184
5.37%, 6/4/2027 (b)	810,000	824,337
5.51%, 6/4/2031	185,000	190,670
Bank of New York Mellon Corp.:
2.50%, 1/26/2032	25,000	21,691
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.44%, 2/7/2028 (c)	694,000	682,722
Series MTN, SOFR + 1.42%, 4.29%, 6/13/2033 (c)	469,000	448,345
SOFR + 1.17%, 4.54%, 2/1/2029 (c)	728,000	728,939
SOFR + 0.84%, 4.89%, 7/21/2028 (b) (c)	548,000	553,047

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.03%, 4.95%, 4/26/2027 (c)	$430,000	$432,180
Series J, SOFR + 1.61%, 4.97%, 4/26/2034 (b) (c)	515,000	510,174
SOFR + 1.23%, 5.06%, 7/22/2032 (c)	250,000	252,748
Series MTN, SOFR + 1.42%, 5.19%, 3/14/2035 (c)	300,000	301,890
Series MTN, SOFR + 1.80%, 5.80%, 10/25/2028 (c)	1,035,000	1,068,679
Series MTN, SOFR + 2.07%, 5.83%, 10/25/2033 (c)	903,000	949,459
Series MTN, SOFR + 1.60%, 6.32%, 10/25/2029 (c)	410,000	433,731
Series MTN, SOFR + 1.85%, 6.47%, 10/25/2034 (c)	509,000	555,716
Bank of Nova Scotia:
1.30%, 9/15/2026	300,000	286,800
2.95%, 3/11/2027 (b)	343,000	333,269
SOFR + 1.00%, 4.40%, 9/8/2028 (b) (c)	550,000	547,079
5 yr. CMT + 2.05%, 4.59%, 5/4/2037 (c)	750,000	691,995
4.85%, 2/1/2030	170,000	170,772
SOFR + 0.89%, 4.93%, 2/14/2029 (c)	300,000	301,671
SOFR + 1.07%, 5.13%, 2/14/2031 (c)	300,000	302,646
5.35%, 12/7/2026	500,000	506,905
Series GMTN, 5.40%, 6/4/2027	410,000	417,999
5.65%, 2/1/2034 (b)	495,000	511,508
Bank OZK 3 mo. USD Term SOFR + 2.09%, 2.75%, 10/1/2031 (c)	100,000	88,848
BankUnited, Inc. 5.13%, 6/11/2030 (b)	150,000	147,123
Barclays PLC:
1 yr. CMT + 1.05%, 2.28%, 11/24/2027 (c)	1,000,000	961,280
1 yr. CMT + 1.90%, 2.65%, 6/24/2031 (b) (c)	131,000	116,232
1 yr. CMT + 1.30%, 2.89%, 11/24/2032 (c)	175,000	151,704
5 yr. CMT + 2.90%, 3.56%, 9/23/2035 (c)	667,000	602,121
1 yr. CMT + 1.70%, 3.81%, 3/10/2042 (c)	200,000	156,210
4.84%, 5/9/2028	58,000	57,774
SOFR + 1.34%, 4.84%, 9/10/2028 (c)	1,100,000	1,100,121
SOFR + 1.56%, 4.94%, 9/10/2030 (c)	295,000	293,897
3 mo. USD Term SOFR + 1.90%, 4.97%, 5/16/2029 (c)	756,000	757,814
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 3.05%, 5.09%, 6/20/2030 (c)	$175,000	$173,681
5.20%, 5/12/2026	550,000	551,639
1 yr. CMT + 2.65%, 5.50%, 8/9/2028 (c)	578,000	586,462
SOFR + 1.49%, 5.67%, 3/12/2028 (c)	995,000	1,012,243
SOFR + 1.74%, 5.69%, 3/12/2030 (c)	790,000	808,999
1 yr. CMT + 3.00%, 5.75%, 8/9/2033 (c)	200,000	203,004
SOFR + 1.59%, 5.79%, 2/25/2036 (c)	200,000	200,938
SOFR + 2.21%, 5.83%, 5/9/2027 (c)	450,000	455,350
SOFR + 2.42%, 6.04%, 3/12/2055 (c)	100,000	100,953
SOFR + 2.98%, 6.22%, 5/9/2034 (c)	400,000	416,420
SOFR + 1.88%, 6.50%, 9/13/2027 (c)	300,000	307,329
SOFR + 2.62%, 6.69%, 9/13/2034 (c)	280,000	300,345
SOFR + 3.57%, 7.12%, 6/27/2034 (c)	1,441,000	1,552,764
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (c)	400,000	424,540
1 yr. CMT + 3.50%, 7.44%, 11/2/2033 (c)	1,288,000	1,436,481
Canadian Imperial Bank of Commerce:
3.60%, 4/7/2032 (b)	1,040,000	950,633
SOFR + 0.93%, 4.51%, 9/11/2027 (c)	927,000	925,962
SOFR + 0.72%, 4.86%, 1/13/2028 (c)	290,000	291,285
SOFR + 1.03%, 4.86%, 3/30/2029 (b) (c)	305,000	306,019
5.00%, 4/28/2028 (b)	195,000	197,178
SOFR + 1.11%, 5.25%, 1/13/2031 (c)	286,000	289,629
6.09%, 10/3/2033	430,000	454,949
Citibank NA:
4.84%, 8/6/2029	20,000	20,208
SOFR + 0.71%, 4.88%, 11/19/2027 (c)	844,000	847,975
4.93%, 8/6/2026	250,000	251,665
5.49%, 12/4/2026	300,000	305,022
Citigroup, Inc.:
SOFR + 0.77%, 1.46%, 6/9/2027 (c)	637,000	613,482
SOFR + 1.18%, 2.52%, 11/3/2032 (c)	288,000	245,989
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	720,000	625,442

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	$1,588,000	$1,414,162
SOFR + 1.15%, 2.67%, 1/29/2031 (c)	375,000	338,130
SOFR + 1.42%, 2.98%, 11/5/2030 (c)	450,000	414,284
SOFR + 1.35%, 3.06%, 1/25/2033 (c)	1,571,000	1,375,159
SOFR + 1.28%, 3.07%, 2/24/2028 (c)	411,000	399,291
3.20%, 10/21/2026	552,000	541,159
3.40%, 5/1/2026	540,000	533,677
3 mo. USD Term SOFR + 1.41%, 3.52%, 10/27/2028 (c)	635,000	617,150
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (c)	1,059,000	1,035,395
SOFR + 1.94%, 3.79%, 3/17/2033 (c)	1,166,000	1,066,400
3 mo. USD Term SOFR + 1.43%, 3.88%, 1/24/2039 (c)	500,000	422,070
3 mo. USD Term SOFR + 1.82%, 3.89%, 1/10/2028 (c)	659,000	651,125
3 mo. USD Term SOFR + 1.60%, 3.98%, 3/20/2030 (c)	1,602,000	1,551,697
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (c)	1,002,000	985,457
4.30%, 11/20/2026	292,000	290,858
SOFR + 1.34%, 4.54%, 9/19/2030 (c)	800,000	789,072
4.65%, 7/23/2048	630,000	536,527
SOFR + 2.09%, 4.91%, 5/24/2033 (c)	881,000	863,001
SOFR + 4.55%, 5.32%, 3/26/2041 (c)	330,000	319,044
SOFR + 1.47%, 5.33%, 3/27/2036 (c)	1,500,000	1,493,445
5 yr. CMT + 1.73%, 5.41%, 9/19/2039 (c)	1,000,000	956,300
5 yr. CMT + 1.28%, 5.59%, 11/19/2034 (c)	1,398,000	1,401,733
SOFR + 1.75%, 5.61%, 3/4/2056 (c)	650,000	634,419
SOFR + 2.06%, 5.83%, 2/13/2035 (c)	175,000	173,912
SOFR + 1.83%, 6.02%, 1/24/2036 (c)	500,000	504,055
6.13%, 8/25/2036	210,000	215,811
SOFR + 2.66%, 6.17%, 5/25/2034 (c)	1,500,000	1,533,165
SOFR + 2.34%, 6.27%, 11/17/2033 (b) (c)	2,020,000	2,143,159
Security Description	Principal Amount	Value
6.68%, 9/13/2043	$430,000	$464,581
8.13%, 7/15/2039	750,000	929,962
Citizens Bank NA SOFR + 2.00%, 4.58%, 8/9/2028 (c)	206,000	205,409
Citizens Financial Group, Inc.:
3.25%, 4/30/2030 (b)	50,000	45,922
5 yr. CMT + 2.75%, 5.64%, 5/21/2037 (b) (c)	280,000	273,216
SOFR + 1.91%, 5.72%, 7/23/2032 (b) (c)	500,000	509,030
SOFR + 2.01%, 5.84%, 1/23/2030 (c)	1,153,000	1,183,727
SOFR + 2.33%, 6.65%, 4/25/2035 (c)	290,000	308,366
Comerica Bank SOFR + 2.61%, 5.33%, 8/25/2033 (b) (c)	770,000	741,964
Comerica, Inc.:
4.00%, 2/1/2029 (b)	175,000	168,172
SOFR + 2.16%, 5.98%, 1/30/2030 (c)	556,000	564,974
Commonwealth Bank of Australia:
4.42%, 3/14/2028	340,000	341,384
4.58%, 11/27/2026	616,000	619,326
Cooperatieve Rabobank UA:
3.75%, 7/21/2026	1,000,000	986,930
4.88%, 1/21/2028	500,000	507,310
5.04%, 3/5/2027	200,000	202,830
5.25%, 5/24/2041	200,000	196,910
5.50%, 10/5/2026	492,000	500,526
Deutsche Bank AG:
SOFR + 1.22%, 2.31%, 11/16/2027 (c)	725,000	696,623
SOFR + 1.72%, 3.04%, 5/28/2032 (c)	133,000	116,420
SOFR + 2.26%, 3.74%, 1/7/2033 (c)	1,550,000	1,359,846
5 yr. USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (c)	300,000	293,823
SOFR + 1.21%, 5.37%, 1/10/2029 (c)	295,000	298,127
SOFR + 2.05%, 5.40%, 9/11/2035 (b) (c)	355,000	346,111
SOFR + 1.59%, 5.71%, 2/8/2028 (c)	102,000	103,524
SOFR + 3.18%, 6.72%, 1/18/2029 (c)	343,000	358,631
SOFR + 3.65%, 7.08%, 2/10/2034 (c)	100,000	105,185
SOFR + 2.52%, 7.15%, 7/13/2027 (c)	1,400,000	1,439,536
Discover Bank 3.45%, 7/27/2026	500,000	491,535

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Fifth Third Bancorp:
SOFR + 0.69%, 1.71%, 11/1/2027 (c)	$181,000	$172,591
SOFR + 1.36%, 4.06%, 4/25/2028 (b) (c)	405,000	399,917
SOFR + 1.66%, 4.34%, 4/25/2033 (c)	450,000	423,036
SOFR + 2.19%, 6.36%, 10/27/2028 (c)	200,000	207,768
8.25%, 3/1/2038	180,000	216,211
Fifth Third Bank NA SOFR + 0.81%, 4.97%, 1/28/2028 (c)	350,000	352,048
First Citizens BancShares, Inc.:
SOFR + 1.41%, 5.23%, 3/12/2031 (c)	250,000	250,305
5 yr. CMT + 1.97%, 6.25%, 3/12/2040 (c)	250,000	246,170
First Horizon Bank 5.75%, 5/1/2030 (b)	600,000	606,468
First Horizon Corp. SOFR + 1.77%, 5.51%, 3/7/2031 (b) (c)	160,000	160,800
First-Citizens Bank & Trust Co. 6.13%, 3/9/2028	60,000	62,302
FNB Corp. SOFR + 1.93%, 5.72%, 12/11/2030 (c)	203,000	202,836
Goldman Sachs Bank USA SOFR + 0.75%, 5.41%, 5/21/2027 (c)	335,000	338,162
Goldman Sachs Group, Inc.:
SOFR + 0.82%, 1.54%, 9/10/2027 (c)	969,000	926,703
SOFR + 0.91%, 1.95%, 10/21/2027 (c)	1,522,000	1,460,161
SOFR + 1.09%, 1.99%, 1/27/2032 (c)	1,239,000	1,049,421
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	600,000	513,774
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	582,000	507,929
SOFR + 1.11%, 2.64%, 2/24/2028 (c)	326,000	314,388
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	736,000	636,007
SOFR + 1.47%, 2.91%, 7/21/2042 (c)	400,000	282,420
SOFR + 1.41%, 3.10%, 2/24/2033 (c)	1,546,000	1,362,119
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	80,000	59,054
3.50%, 11/16/2026	228,000	224,398
SOFR + 1.85%, 3.62%, 3/15/2028 (c)	1,158,000	1,136,125
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (c)	$431,000	$422,596
3 mo. USD Term SOFR + 1.42%, 3.81%, 4/23/2029 (c)	3,516,000	3,432,811
3.85%, 1/26/2027	350,000	346,577
3 mo. USD Term SOFR + 1.63%, 4.02%, 10/31/2038 (c)	600,000	514,194
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (c)	1,441,000	1,420,941
SOFR + 1.51%, 4.39%, 6/15/2027 (c)	50,000	49,907
3 mo. USD Term SOFR + 1.69%, 4.41%, 4/23/2039 (c)	600,000	534,240
SOFR + 1.73%, 4.48%, 8/23/2028 (c)	885,000	882,619
Series MTN, 4.80%, 7/8/2044	685,000	609,321
SOFR + 1.08%, 5.21%, 1/28/2031 (b) (c)	800,000	810,840
SOFR + 1.58%, 5.56%, 11/19/2045 (c)	2,510,000	2,445,367
SOFR + 1.27%, 5.73%, 4/25/2030 (c)	800,000	825,808
SOFR + 1.70%, 5.73%, 1/28/2056 (c)	1,250,000	1,245,887
SOFR + 1.55%, 5.85%, 4/25/2035 (c)	660,000	681,503
5.95%, 1/15/2027	191,000	195,901
6.13%, 2/15/2033	1,010,000	1,088,002
6.25%, 2/1/2041	727,000	766,360
SOFR + 1.95%, 6.56%, 10/24/2034 (c)	1,400,000	1,526,336
6.75%, 10/1/2037	555,000	600,022
HSBC Holdings PLC:
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	354,000	331,036
SOFR + 1.95%, 2.36%, 8/18/2031 (c)	440,000	383,082
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	494,000	431,657
SOFR + 2.39%, 2.85%, 6/4/2031 (c)	1,250,000	1,122,650
SOFR + 1.41%, 2.87%, 11/22/2032 (c)	1,428,000	1,239,804
3 mo. USD Term SOFR + 1.87%, 3.97%, 5/22/2030 (c)	1,100,000	1,058,706
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (c)	668,000	659,697
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (c)	415,000	411,269

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 2.11%, 4.76%, 6/9/2028 (c)	$1,000,000	$999,030
SOFR + 2.53%, 4.76%, 3/29/2033 (c)	450,000	429,309
SOFR + 1.04%, 5.13%, 11/19/2028 (c)	250,000	251,920
SOFR + 1.29%, 5.13%, 3/3/2031 (c)	500,000	501,560
SOFR + 2.61%, 5.21%, 8/11/2028 (c)	1,315,000	1,327,979
SOFR + 1.29%, 5.29%, 11/19/2030 (c)	609,000	615,535
SOFR + 2.87%, 5.40%, 8/11/2033 (b) (c)	30,000	30,261
SOFR + 1.56%, 5.45%, 3/3/2036 (c)	415,000	412,801
SOFR + 1.06%, 5.60%, 5/17/2028 (c)	918,000	932,651
SOFR + 1.52%, 5.73%, 5/17/2032 (c)	750,000	772,545
SOFR + 1.90%, 5.87%, 11/18/2035 (c)	400,000	396,756
SOFR + 1.57%, 5.89%, 8/14/2027 (c)	684,000	694,670
SOFR + 1.97%, 6.16%, 3/9/2029 (c)	579,000	600,110
SOFR + 2.39%, 6.25%, 3/9/2034 (b) (c)	1,789,000	1,890,991
SOFR + 2.65%, 6.33%, 3/9/2044 (c)	972,000	1,034,995
6.50%, 9/15/2037	984,000	1,018,639
SOFR + 2.98%, 6.55%, 6/20/2034 (c)	175,000	182,394
SOFR + 3.35%, 7.39%, 11/3/2028 (c)	1,000,000	1,062,730
SOFR + 3.02%, 7.40%, 11/13/2034 (c)	545,000	598,394
SOFR + 4.25%, 8.11%, 11/3/2033 (c)	250,000	284,313
HSBC USA, Inc. 5.29%, 3/4/2027 (b)	310,000	315,391
Huntington Bancshares, Inc.:
SOFR + 2.05%, 5.02%, 5/17/2033 (c)	359,000	350,596
SOFR + 1.28%, 5.27%, 1/15/2031 (c)	95,000	95,904
SOFR + 1.87%, 5.71%, 2/2/2035 (b) (c)	310,000	313,264
5 yr. CMT + 1.70%, 6.14%, 11/18/2039 (c)	200,000	201,636
Huntington National Bank:
SOFR + 1.65%, 4.55%, 5/17/2028 (c)	248,000	247,519
SOFR + 0.72%, 4.87%, 4/12/2028 (c)	250,000	250,915
5.65%, 1/10/2030 (b)	5,000	5,155
Security Description	Principal Amount	Value
ING Groep NV:
3.95%, 3/29/2027	$410,000	$405,117
SOFR + 1.83%, 4.02%, 3/28/2028 (c)	500,000	494,315
SOFR + 2.07%, 4.25%, 3/28/2033 (c)	596,000	563,446
4.55%, 10/2/2028 (b)	260,000	258,651
SOFR + 1.01%, 4.86%, 3/25/2029 (c)	200,000	200,740
SOFR + 1.23%, 5.07%, 3/25/2031 (c)	250,000	250,938
SOFR + 1.44%, 5.34%, 3/19/2030 (b) (c)	918,000	934,946
SOFR + 1.61%, 5.53%, 3/25/2036 (c)	210,000	210,336
SOFR + 1.77%, 5.55%, 3/19/2035 (c)	467,000	470,358
SOFR + 1.56%, 6.08%, 9/11/2027 (c)	50,000	51,012
SOFR + 2.09%, 6.11%, 9/11/2034 (c)	81,000	84,903
JPMorgan Chase & Co.:
SOFR + 0.77%, 1.47%, 9/22/2027 (c)	692,000	661,822
SOFR + 0.89%, 1.58%, 4/22/2027 (c)	300,000	290,853
3 mo. USD Term SOFR + 1.11%, 1.76%, 11/19/2031 (c)	390,000	330,685
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	1,500,000	1,275,555
SOFR + 1.02%, 2.07%, 6/1/2029 (c)	500,000	462,885
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	973,000	925,391
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	1,000,000	896,890
3 mo. USD Term SOFR + 1.51%, 2.53%, 11/19/2041 (c)	542,000	374,159
SOFR + 1.18%, 2.55%, 11/8/2032 (c)	1,185,000	1,025,001
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (c)	415,000	364,582
3 mo. USD Term SOFR + 1.51%, 2.74%, 10/15/2030 (c)	950,000	871,862
SOFR + 1.17%, 2.95%, 2/24/2028 (c)	2,102,000	2,040,853
3 mo. USD Term SOFR + 2.52%, 2.96%, 5/13/2031 (c)	1,765,000	1,602,832
3 mo. USD Term SOFR + 2.46%, 3.11%, 4/22/2041 (c)	650,000	491,185
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	798,000	530,646

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.46%, 3.16%, 4/22/2042 (c)	$300,000	$223,737
SOFR + 1.58%, 3.33%, 4/22/2052 (b) (c)	400,000	277,400
3 mo. USD Term SOFR + 1.21%, 3.51%, 1/23/2029 (c)	1,818,000	1,766,205
3 mo. USD Term SOFR + 1.64%, 3.54%, 5/1/2028 (c)	4,221,000	4,136,369
3.63%, 12/1/2027	100,000	98,145
3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (c)	1,100,000	1,057,353
3 mo. USD Term SOFR + 1.60%, 3.78%, 2/1/2028 (c)	2,144,000	2,114,713
3 mo. USD Term SOFR + 1.62%, 3.88%, 7/24/2038 (c)	500,000	433,815
3 mo. USD Term SOFR + 1.48%, 3.90%, 1/23/2049 (c)	410,000	319,566
3 mo. USD Term SOFR + 1.64%, 3.96%, 11/15/2048 (c)	571,000	449,434
3 mo. USD Term SOFR + 1.38%, 4.01%, 4/23/2029 (c)	489,000	480,506
3 mo. USD Term SOFR + 1.72%, 4.03%, 7/24/2048 (c)	100,000	79,752
4.13%, 12/15/2026	600,000	597,876
3 mo. USD Term SOFR + 1.84%, 4.26%, 2/22/2048 (c)	671,000	558,071
SOFR + 1.56%, 4.32%, 4/26/2028 (c)	460,000	457,746
SOFR + 0.86%, 4.51%, 10/22/2028 (c)	300,000	299,505
SOFR + 1.80%, 4.59%, 4/26/2033 (c)	977,000	950,689
SOFR + 1.04%, 4.60%, 10/22/2030 (c)	548,000	543,885
4.85%, 2/1/2044	50,000	46,204
SOFR + 1.99%, 4.85%, 7/25/2028 (c)	493,000	495,845
SOFR + 0.80%, 4.92%, 1/24/2029 (b) (c)	500,000	504,595
SOFR + 1.34%, 4.95%, 10/22/2035 (c)	625,000	611,762
SOFR + 0.93%, 4.98%, 7/22/2028 (c)	411,000	414,559
SOFR + 1.13%, 5.00%, 7/22/2030 (c)	500,000	504,505
SOFR + 1.31%, 5.01%, 1/23/2030 (c)	100,000	101,075
Security Description	Principal Amount	Value
SOFR + 1.19%, 5.04%, 1/23/2028 (c)	$639,000	$644,457
SOFR + 0.90%, 5.14%, 1/24/2031 (c)	710,000	721,360
SOFR + 1.46%, 5.29%, 7/22/2035 (c)	165,000	165,812
SOFR + 1.45%, 5.30%, 7/24/2029 (c)	771,000	786,474
SOFR + 1.62%, 5.34%, 1/23/2035 (c)	259,000	261,258
SOFR + 1.85%, 5.35%, 6/1/2034 (c)	1,391,000	1,414,397
5.40%, 1/6/2042 (b)	475,000	473,831
5.50%, 10/15/2040	300,000	302,793
SOFR + 1.32%, 5.50%, 1/24/2036 (c)	600,000	613,068
SOFR + 1.55%, 5.53%, 11/29/2045 (c)	1,150,000	1,138,143
SOFR + 0.93%, 5.57%, 4/22/2028 (c)	390,000	397,784
SOFR + 1.16%, 5.58%, 4/22/2030 (c)	50,000	51,568
5.60%, 7/15/2041	200,000	203,912
SOFR + 2.58%, 5.72%, 9/14/2033 (c)	3,218,000	3,306,495
SOFR + 1.49%, 5.77%, 4/22/2035 (c)	294,000	305,345
SOFR + 1.33%, 6.07%, 10/22/2027 (c)	1,620,000	1,658,135
SOFR + 1.57%, 6.09%, 10/23/2029 (c)	531,000	555,776
SOFR + 1.81%, 6.25%, 10/23/2034 (c)	1,100,000	1,180,245
8.00%, 4/29/2027	80,000	85,638
KeyBank NA:
3.40%, 5/20/2026	255,000	251,106
4.90%, 8/8/2032 (b)	450,000	429,894
5.00%, 1/26/2033	495,000	482,041
KeyCorp:
Series MTN, 2.25%, 4/6/2027 (b)	114,000	108,702
Series MTN, SOFR + 2.06%, 4.79%, 6/1/2033 (c)	206,000	197,375
Series GMTN, SOFR + 1.23%, 5.12%, 4/4/2031 (b) (c)	200,000	200,704
SOFR + 2.42%, 6.40%, 3/6/2035 (b) (c)	975,000	1,029,376
Lloyds Banking Group PLC:
1 yr. CMT + 0.85%, 1.63%, 5/11/2027 (c)	200,000	193,404
5 yr. CMT + 1.50%, 3.37%, 12/14/2046 (c)	400,000	284,592
3 mo. USD Term SOFR + 1.21%, 3.57%, 11/7/2028 (c)	950,000	922,830

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
1 yr. CMT + 1.80%, 3.75%, 3/18/2028 (c)	$575,000	$564,702
4.34%, 1/9/2048	330,000	259,175
4.38%, 3/22/2028	145,000	143,678
1 yr. CMT + 2.30%, 4.98%, 8/11/2033 (b) (c)	650,000	635,986
1 yr. CMT + 0.85%, 5.09%, 11/26/2028 (c)	215,000	216,922
5.30%, 12/1/2045 (b)	650,000	597,551
1 yr. CMT + 1.38%, 5.46%, 1/5/2028 (c)	629,000	636,806
1 yr. CMT + 1.75%, 5.68%, 1/5/2035 (c)	819,000	827,829
1 yr. CMT + 1.70%, 5.87%, 3/6/2029 (c)	450,000	464,013
1 yr. CMT + 1.48%, 5.99%, 8/7/2027 (c)	795,000	807,990
1 yr. CMT + 3.75%, 7.95%, 11/15/2033 (c)	200,000	227,196
M&T Bank Corp.:
SOFR + 1.85%, 5.05%, 1/27/2034 (c)	490,000	473,507
SOFR + 2.26%, 6.08%, 3/13/2032 (b) (c)	200,000	207,026
Manufacturers & Traders Trust Co.:
3.40%, 8/17/2027	860,000	833,280
4.70%, 1/27/2028	570,000	570,747
Mitsubishi UFJ Financial Group, Inc.:
1 yr. CMT + 0.75%, 1.54%, 7/20/2027 (c)	730,000	702,421
1 yr. CMT + 0.67%, 1.64%, 10/13/2027 (c)	1,337,000	1,279,068
1 yr. CMT + 0.83%, 2.34%, 1/19/2028 (c)	931,000	895,250
1 yr. CMT + 1.10%, 2.85%, 1/19/2033 (c)	415,000	361,959
1 yr. CMT + 1.30%, 4.08%, 4/19/2028 (c)	70,000	69,307
1 yr. CMT + 1.55%, 4.32%, 4/19/2033 (c)	430,000	409,502
1 yr. CMT + 1.95%, 5.02%, 7/20/2028 (c)	455,000	459,186
1 yr. CMT + 0.78%, 5.20%, 1/16/2031 (c)	1,000,000	1,015,750
1 yr. CMT + 1.90%, 5.35%, 9/13/2028 (b) (c)	386,000	392,994
1 yr. CMT + 1.38%, 5.42%, 2/22/2029 (b) (c)	807,000	824,657
1 yr. CMT + 1.00%, 5.43%, 4/17/2035 (c)	450,000	455,494
1 yr. CMT + 1.63%, 5.44%, 2/22/2034 (b) (c)	250,000	255,018
1 yr. CMT + 2.13%, 5.47%, 9/13/2033 (b) (c)	260,000	265,151
Security Description	Principal Amount	Value
1 yr. CMT + 0.95%, 5.57%, 1/16/2036 (b) (c)	$2,100,000	$2,145,024
Mizuho Financial Group, Inc.:
1 yr. CMT + 0.67%, 1.23%, 5/22/2027 (c)	325,000	312,780
1 yr. CMT + 0.75%, 1.55%, 7/9/2027 (c)	200,000	192,514
3 mo. USD Term SOFR + 1.53%, 1.98%, 9/8/2031 (c)	916,000	786,716
1 yr. CMT + 0.90%, 2.26%, 7/9/2032 (c)	120,000	102,373
3 mo. USD Term SOFR + 1.33%, 2.59%, 5/25/2031 (c)	200,000	178,638
3 mo. USD Term SOFR + 1.53%, 4.25%, 9/11/2029 (b) (c)	400,000	393,916
1 yr. CMT + 0.82%, 5.10%, 5/13/2031 (b) (c)	353,000	356,241
1 yr. CMT + 1.08%, 5.38%, 7/10/2030 (b) (c)	1,000,000	1,020,740
1 yr. CMT + 2.05%, 5.41%, 9/13/2028 (c)	143,000	145,797
1 yr. CMT + 0.98%, 5.42%, 5/13/2036 (b) (c)	750,000	754,725
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (c)	780,000	801,629
1 yr. CMT + 1.80%, 5.75%, 5/27/2034 (b) (c)	405,000	418,628
1 yr. CMT + 1.90%, 5.75%, 7/6/2034 (c)	335,000	345,680
1 yr. CMT + 1.65%, 5.78%, 7/6/2029 (c)	760,000	784,388
Morgan Stanley:
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (c)	750,000	720,802
SOFR + 0.88%, 1.59%, 5/4/2027 (c)	375,000	363,113
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (c)	912,000	762,852
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	870,000	738,952
SOFR + 1.00%, 2.48%, 1/21/2028 (c)	792,000	763,773
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (c)	535,000	459,067
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	500,000	453,310
SOFR + 1.29%, 2.94%, 1/21/2033 (c)	353,000	309,401
Series MTN, 3.13%, 7/27/2026	800,000	786,192
SOFR + 1.49%, 3.22%, 4/22/2042 (c)	490,000	365,560

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.59%, 7/22/2028 (c)	$43,000	$41,910
Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (c)	1,803,000	1,763,046
3.97%, 7/22/2038 (c)	199,000	172,392
SOFR + 1.61%, 4.21%, 4/20/2028 (b) (c)	1,503,000	1,491,908
4.30%, 1/27/2045	3,600,000	3,031,056
Series MTN, 4.38%, 1/22/2047	500,000	419,990
SOFR + 1.10%, 4.65%, 10/18/2030 (c)	47,000	46,622
SOFR + 2.08%, 4.89%, 7/20/2033 (c)	325,000	320,414
SOFR + 1.73%, 5.12%, 2/1/2029 (c)	1,219,000	1,235,481
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (c)	1,215,000	1,231,111
SOFR + 1.45%, 5.17%, 1/16/2030 (c)	616,000	624,100
SOFR + 1.11%, 5.23%, 1/15/2031 (b) (c)	400,000	406,340
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (c)	850,000	849,711
SOFR + 2.62%, 5.30%, 4/20/2037 (c)	500,000	489,935
SOFR + 1.56%, 5.32%, 7/19/2035 (c)	465,000	464,265
Series MTN, SOFR + 1.88%, 5.42%, 7/21/2034 (c)	500,000	505,525
SOFR + 1.73%, 5.47%, 1/18/2035 (c)	591,000	598,139
SOFR + 1.71%, 5.52%, 11/19/2055 (c)	450,000	439,645
SOFR + 1.42%, 5.59%, 1/18/2036 (c)	400,000	408,288
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (b) (c)	505,000	497,107
Series MTN, SOFR + 1.01%, 5.65%, 4/13/2028 (c)	1,800,000	1,836,360
SOFR + 1.26%, 5.66%, 4/18/2030 (c)	517,000	532,918
SOFR + 1.58%, 5.83%, 4/19/2035 (c)	330,000	341,972
5 yr. CMT + 1.80%, 5.94%, 2/7/2039 (c)	1,289,000	1,300,034
5 yr. CMT + 2.43%, 5.95%, 1/19/2038 (c)	365,000	368,384
Series MTN, 6.25%, 8/9/2026	55,000	56,285
SOFR + 2.24%, 6.30%, 10/18/2028 (c)	1,762,000	1,832,533
SOFR + 2.56%, 6.34%, 10/18/2033 (c)	1,055,000	1,130,464
6.38%, 7/24/2042	97,000	105,625
Security Description	Principal Amount	Value
SOFR + 2.05%, 6.63%, 11/1/2034 (c)	$1,000,000	$1,090,390
7.25%, 4/1/2032 (b)	348,000	396,000
Morgan Stanley Bank NA:
SOFR + 1.08%, 4.95%, 1/14/2028 (c)	1,300,000	1,308,385
SOFR + 0.93%, 4.97%, 7/14/2028 (c)	28,000	28,239
SOFR + 0.91%, 5.02%, 1/12/2029 (c)	698,000	706,188
SOFR + 0.87%, 5.50%, 5/26/2028 (c)	1,959,000	1,995,046
National Australia Bank Ltd.:
3.91%, 6/9/2027	290,000	287,579
4.50%, 10/26/2027	219,000	219,992
4.90%, 1/14/2030 (b)	500,000	509,155
4.94%, 1/12/2028	260,000	264,248
5.09%, 6/11/2027	625,000	635,231
National Bank of Canada:
4.50%, 10/10/2029	250,000	247,260
SOFR + 0.80%, 4.95%, 2/1/2028 (c)	250,000	251,643
SOFR + 1.04%, 5.60%, 7/2/2027 (b) (c)	210,000	212,556
NatWest Group PLC:
1 yr. CMT + 0.90%, 1.64%, 6/14/2027 (c)	114,000	109,984
1 yr. CMT + 2.55%, 3.07%, 5/22/2028 (c)	850,000	821,992
3 mo. USD Term SOFR + 1.87%, 4.45%, 5/8/2030 (c)	1,000,000	979,650
3 mo. USD Term SOFR + 1.75%, 4.89%, 5/18/2029 (c)	861,000	861,835
3 mo. USD Term SOFR + 1.91%, 5.08%, 1/27/2030 (c)	285,000	286,727
1 yr. CMT + 2.27%, 5.52%, 9/30/2028 (b) (c)	215,000	218,881
1 yr. CMT + 1.10%, 5.58%, 3/1/2028 (b) (c)	100,000	101,669
1 yr. CMT + 1.50%, 5.78%, 3/1/2035 (c)	600,000	611,874
1 yr. CMT + 2.10%, 6.02%, 3/2/2034 (c)	900,000	938,574
Northern Trust Corp. 3 mo. USD Term SOFR + 1.13%, 3.38%, 5/8/2032 (c)	1,280,000	1,237,210
PNC Bank NA 3.25%, 1/22/2028 (b)	175,000	169,549
PNC Financial Services Group, Inc.:
3.15%, 5/19/2027	283,000	275,472
SOFR + 1.85%, 4.63%, 6/6/2033 (b) (c)	438,000	417,217

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.26%, 4.81%, 10/21/2032 (c)	$343,000	$339,155
SOFR + 1.93%, 5.07%, 1/24/2034 (c)	640,000	632,454
SOFR + 0.80%, 5.10%, 7/23/2027 (c)	215,000	216,189
SOFR + 1.34%, 5.30%, 1/21/2028 (b) (c)	161,000	163,136
SOFR + 1.62%, 5.35%, 12/2/2028 (c)	254,000	258,910
SOFR + 1.20%, 5.49%, 5/14/2030 (c)	203,000	208,453
SOFR + 1.84%, 5.58%, 6/12/2029 (c)	1,175,000	1,207,935
SOFR + 1.95%, 5.94%, 8/18/2034 (c)	961,000	999,824
SOFR + 2.14%, 6.04%, 10/28/2033 (c)	1,180,000	1,237,584
SOFR + 2.28%, 6.88%, 10/20/2034 (c)	1,750,000	1,934,765
Regions Bank 6.45%, 6/26/2037	198,000	204,621
Regions Financial Corp. SOFR + 1.49%, 5.72%, 6/6/2030 (c)	288,000	294,921
Royal Bank of Canada:
1.20%, 4/27/2026	200,000	193,432
Series GMTN, 1.40%, 11/2/2026	581,000	555,500
3.63%, 5/4/2027	378,000	372,545
3.88%, 5/4/2032	90,000	84,331
Series GMTN, SOFR + 0.72%, 4.51%, 10/18/2027 (c)	500,000	499,780
Series GMTN, SOFR + 0.86%, 4.52%, 10/18/2028 (c)	1,150,000	1,147,067
Series GMTN, SOFR + 1.08%, 4.65%, 10/18/2030 (c)	500,000	495,950
Series GMTN, SOFR + 0.81%, 4.72%, 3/27/2028 (c)	625,000	626,825
Series GMTN, 4.88%, 1/19/2027 (b)	264,000	266,413
Series GMTN, 4.90%, 1/12/2028	250,000	252,835
Series GMTN, SOFR + 0.83%, 4.97%, 1/24/2029 (c)	240,000	241,814
Series GMTN, SOFR + 1.10%, 4.97%, 8/2/2030 (c)	1,080,000	1,086,858
Series GMTN, SOFR + 1.13%, 4.97%, 5/2/2031 (c)	750,000	753,802
Series GMTN, 5.00%, 2/1/2033	313,000	312,174
Security Description	Principal Amount	Value
Series GMTN, SOFR + 0.79%, 5.07%, 7/23/2027 (c)	$300,000	$301,920
Series GMTN, SOFR + 1.03%, 5.15%, 2/4/2031 (c)	500,000	506,120
Series MTN, 6.00%, 11/1/2027	170,000	176,513
Santander Holdings USA, Inc.:
4.40%, 7/13/2027	143,000	141,847
SOFR + 1.94%, 5.35%, 9/6/2030 (b) (c)	1,500,000	1,494,315
SOFR + 1.61%, 5.47%, 3/20/2029 (c)	155,000	155,848
SOFR + 1.88%, 5.74%, 3/20/2031 (c)	155,000	156,132
SOFR + 2.50%, 6.17%, 1/9/2030 (c)	430,000	441,799
SOFR + 2.36%, 6.50%, 3/9/2029 (b) (c)	232,000	240,243
SOFR + 2.70%, 6.57%, 6/12/2029 (c)	524,000	542,990
SOFR + 3.28%, 7.66%, 11/9/2031 (c)	227,000	249,834
Santander U.K. Group Holdings PLC:
SOFR + 1.22%, 2.47%, 1/11/2028 (c)	200,000	192,114
SOFR + 1.48%, 2.90%, 3/15/2032 (c)	464,000	408,529
SOFR + 1.55%, 4.86%, 9/11/2030 (c)	1,005,000	995,513
SOFR + 1.52%, 5.69%, 4/15/2031 (c)	212,000	216,318
Sumitomo Mitsui Financial Group, Inc.:
1.40%, 9/17/2026	380,000	363,850
2.13%, 7/8/2030	200,000	175,118
2.63%, 7/14/2026	100,000	97,735
2.75%, 1/15/2030	1,232,000	1,125,518
5.24%, 4/15/2030 (b)	1,000,000	1,019,000
5.42%, 7/9/2031	500,000	513,100
5.45%, 1/15/2032	1,195,000	1,223,023
5.52%, 1/13/2028	2,184,000	2,241,396
5.56%, 7/9/2034 (b)	100,000	102,578
5.63%, 1/15/2035	1,000,000	1,027,140
5.71%, 1/13/2030	273,000	283,581
5.77%, 1/13/2033	420,000	436,531
5.78%, 7/13/2033	125,000	130,321
5.80%, 7/13/2028	200,000	207,194
5.84%, 7/9/2044	21,000	21,383
5.85%, 7/13/2030	95,000	99,437
5.88%, 7/13/2026	180,000	183,067
Synchrony Bank 5.63%, 8/23/2027	512,000	519,593
Synovus Bank 5.63%, 2/15/2028	1,022,000	1,027,049

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Toronto-Dominion Bank:
Series MTN, 1.20%, 6/3/2026	$215,000	$207,140
1.95%, 1/12/2027	100,000	95,694
Series MTN, 2.80%, 3/10/2027	200,000	193,880
Series MTN, 3.20%, 3/10/2032	150,000	133,775
5 yr. USD Swap + 2.21%, 3.63%, 9/15/2031 (c)	1,268,000	1,241,854
4.11%, 6/8/2027	100,000	99,272
4.46%, 6/8/2032 (b)	667,000	643,635
4.57%, 12/17/2026	250,000	250,340
4.78%, 12/17/2029	250,000	250,165
4.86%, 1/31/2028 (b)	650,000	656,630
Series GMTN, 4.98%, 4/5/2027	300,000	302,997
5 yr. CMT + 1.50%, 5.15%, 9/10/2034 (c)	550,000	545,187
5.16%, 1/10/2028	581,000	590,546
5.26%, 12/11/2026	395,000	400,352
5.30%, 1/30/2032	250,000	254,143
Series MTN, 5.53%, 7/17/2026	250,000	253,353
Truist Bank:
3.30%, 5/15/2026	300,000	295,668
3.80%, 10/30/2026	300,000	295,929
Truist Financial Corp.:
Series MTN, SOFR + 1.37%, 4.12%, 6/6/2028 (b) (c)	200,000	198,602
Series MTN, SOFR + 1.44%, 4.87%, 1/26/2029 (c)	607,000	610,217
Series MTN, SOFR + 2.24%, 4.92%, 7/28/2033 (c)	144,000	137,376
Series MTN, SOFR + 1.85%, 5.12%, 1/26/2034 (c)	244,000	239,108
Series MTN, SOFR + 1.57%, 5.15%, 8/5/2032 (c)	1,322,000	1,323,362
Series MTN, SOFR + 1.62%, 5.44%, 1/24/2030 (b) (c)	500,000	510,280
Series MTN, SOFR + 1.92%, 5.71%, 1/24/2035 (c)	555,000	566,716
Series MTN, SOFR + 2.36%, 5.87%, 6/8/2034 (c)	439,000	451,292
Series MTN, SOFR + 2.05%, 6.05%, 6/8/2027 (c)	241,000	245,066
Series MTN, SOFR + 2.30%, 6.12%, 10/28/2033 (c)	49,000	51,450
Series MTN, SOFR + 2.45%, 7.16%, 10/30/2029 (c)	428,000	460,686
U.S. Bancorp:
5 yr. CMT + 0.95%, 2.49%, 11/3/2036 (c)	1,000,000	829,760
Series DMTN, 3.00%, 7/30/2029	239,000	222,643
Series MTN, 3.90%, 4/26/2028	103,000	101,376
Security Description	Principal Amount	Value
Series MTN, SOFR + 1.66%, 4.55%, 7/22/2028 (c)	$280,000	$279,952
SOFR + 1.23%, 4.65%, 2/1/2029 (b) (c)	582,000	582,227
Series MTN, SOFR + 2.11%, 4.97%, 7/22/2033 (c)	428,000	411,218
SOFR + 1.06%, 5.05%, 2/12/2031 (c)	440,000	444,228
SOFR + 1.56%, 5.38%, 1/23/2030 (c)	446,000	454,710
SOFR + 1.41%, 5.42%, 2/12/2036 (c)	190,000	191,294
SOFR + 1.86%, 5.68%, 1/23/2035 (c)	360,000	367,942
SOFR + 2.02%, 5.78%, 6/12/2029 (b) (c)	192,000	197,990
SOFR + 2.26%, 5.84%, 6/12/2034 (c)	491,000	506,987
SOFR + 2.09%, 5.85%, 10/21/2033 (c)	2,022,000	2,093,599
SOFR + 1.88%, 6.79%, 10/26/2027 (c)	378,000	390,315
U.S. Bank NA SOFR + 0.69%, 4.51%, 10/22/2027 (c)	500,000	499,505
UBS AG:
5.00%, 7/9/2027	479,000	484,226
7.50%, 2/15/2028	961,000	1,034,786
UBS Group AG 4.88%, 5/15/2045	1,325,000	1,192,049
Wachovia Corp. 7.57%, 8/1/2026 (d)	100,000	103,721
Wells Fargo & Co.:
Series MTN, 3 mo. USD Term SOFR + 1.43%, 2.88%, 10/30/2030 (c)	932,000	858,941
3.00%, 10/23/2026	406,000	396,987
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	800,000	596,032
Series MTN, 3 mo. USD Term SOFR + 1.43%, 3.20%, 6/17/2027 (c)	2,576,000	2,533,934
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (c)	900,000	807,030
Series MTN, SOFR + 1.51%, 3.53%, 3/24/2028 (c)	1,505,000	1,474,373
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (c)	1,366,000	1,337,082
3.90%, 5/1/2045	658,000	518,826
Series MTN, 4.10%, 6/3/2026	550,000	546,447
Series MTN, 3 mo. USD Term SOFR + 4.03%, 4.48%, 4/4/2031 (c)	591,000	580,533
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (b) (c)	700,000	594,146

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.65%, 11/4/2044	$54,000	$45,789
Series MTN, 4.75%, 12/7/2046	300,000	252,852
Series MTN, SOFR + 1.98%, 4.81%, 7/25/2028 (c)	905,000	907,896
Series GMTN, 4.90%, 11/17/2045	1,100,000	953,447
Series MTN, SOFR + 2.10%, 4.90%, 7/25/2033 (c)	761,000	750,095
Series W, SOFR + 0.78%, 4.90%, 1/24/2028 (c)	1,000,000	1,005,740
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (c)	1,600,000	1,439,552
SOFR + 1.50%, 5.20%, 1/23/2030 (c)	720,000	732,038
SOFR + 1.38%, 5.21%, 12/3/2035 (b) (c)	25,000	24,813
SOFR + 1.11%, 5.24%, 1/24/2031 (c)	500,000	508,265
5.38%, 11/2/2043	810,000	757,836
SOFR + 2.02%, 5.39%, 4/24/2034 (c)	1,240,000	1,248,196
SOFR + 1.78%, 5.50%, 1/23/2035 (c)	742,000	751,668
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (c)	1,641,000	1,668,306
5.61%, 1/15/2044	2,000,000	1,912,880
Series MTN, SOFR + 1.07%, 5.71%, 4/22/2028 (c)	2,114,000	2,159,747
SOFR + 1.79%, 6.30%, 10/23/2029 (c)	500,000	525,600
SOFR + 2.06%, 6.49%, 10/23/2034 (c)	1,564,000	1,687,572
Wells Fargo Bank NA:
5.45%, 8/7/2026	450,000	456,205
5.85%, 2/1/2037	127,000	131,594
6.60%, 1/15/2038	307,000	337,399
Western Alliance Bancorp 3 mo. USD Term SOFR + 2.25%, 3.00%, 6/15/2031 (b) (c)	300,000	282,120
Westpac Banking Corp.:
1.15%, 6/3/2026	585,000	564,349
5 yr. CMT + 1.75%, 2.67%, 11/15/2035 (c)	1,550,000	1,345,291
2.70%, 8/19/2026	100,000	97,921
5 yr. CMT + 1.53%, 3.02%, 11/18/2036 (c)	937,000	809,240
3.35%, 3/8/2027	535,000	526,445
3.40%, 1/25/2028	200,000	195,438
5 yr. CMT + 2.00%, 4.11%, 7/24/2034 (c)	325,000	310,362
Series GMTN, 5 yr. USD ICE Swap + 2.24%, 4.32%, 11/23/2031 (c)	390,000	386,693
Security Description	Principal Amount	Value
Series GMTN, 4.60%, 10/20/2026	$250,000	$251,323
5.20%, 4/16/2026	200,000	201,792
1 yr. CMT + 2.68%, 5.41%, 8/10/2033 (b) (c)	617,000	613,458
5.46%, 11/18/2027	226,000	232,466
6.82%, 11/17/2033	339,000	369,463
Zions Bancorp NA:
3.25%, 10/29/2029	20,000	18,025
SOFR + 2.83%, 6.82%, 11/19/2035 (c)	310,000	315,983
		384,844,471
BEVERAGES — 1.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	400,000	385,744
4.90%, 2/1/2046	2,424,000	2,235,170
Anheuser-Busch InBev Finance, Inc.:
4.70%, 2/1/2036	250,000	241,720
4.90%, 2/1/2046	750,000	687,090
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	209,000	199,183
4.00%, 4/13/2028 (b)	647,000	642,995
4.38%, 4/15/2038	372,000	342,463
4.44%, 10/6/2048	650,000	555,302
4.75%, 1/23/2029	190,000	191,911
4.75%, 4/15/2058	157,000	138,191
4.95%, 1/15/2042	349,000	328,601
5.45%, 1/23/2039	608,000	617,090
5.55%, 1/23/2049	400,000	400,080
5.80%, 1/23/2059	1,000,000	1,029,790
8.00%, 11/15/2039	1,132,000	1,436,146
8.20%, 1/15/2039	520,000	662,553
Brown-Forman Corp.:
4.00%, 4/15/2038	79,000	69,217
4.75%, 4/15/2033 (b)	235,000	231,893
Coca-Cola Co.:
1.00%, 3/15/2028 (b)	230,000	210,418
1.38%, 3/15/2031	531,000	447,474
1.45%, 6/1/2027 (b)	439,000	415,246
1.65%, 6/1/2030	515,000	449,307
2.25%, 1/5/2032 (b)	1,043,000	910,101
2.50%, 3/15/2051	250,000	149,430
2.60%, 6/1/2050	722,000	444,795
3.00%, 3/5/2051	395,000	263,319
3.38%, 3/25/2027	250,000	246,613
3.45%, 3/25/2030	310,000	297,671
4.20%, 3/25/2050	505,000	424,735
5.20%, 1/14/2055	310,000	298,598
5.40%, 5/13/2064	630,000	615,901
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	27,000	21,986

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.75%, 1/22/2030	$100,000	$91,846
5.25%, 11/26/2043	30,000	29,122
Constellation Brands, Inc.:
3.15%, 8/1/2029	253,000	236,052
3.60%, 2/15/2028	333,000	323,636
3.70%, 12/6/2026	369,000	363,705
4.35%, 5/9/2027	100,000	99,577
4.75%, 5/9/2032 (b)	600,000	585,438
4.80%, 1/15/2029	191,000	191,502
4.90%, 5/1/2033 (b)	541,000	527,994
5.25%, 11/15/2048	256,000	233,421
Diageo Capital PLC:
2.13%, 4/29/2032	387,000	323,273
2.38%, 10/24/2029	250,000	228,440
3.88%, 4/29/2043	133,000	106,703
5.38%, 10/5/2026	420,000	425,867
5.50%, 1/24/2033	450,000	463,280
5.63%, 10/5/2033 (b)	1,000,000	1,037,880
Keurig Dr. Pepper, Inc.:
4.42%, 12/15/2046	250,000	207,920
4.60%, 5/25/2028	2,449,000	2,451,400
5.05%, 3/15/2029	260,000	263,455
5.10%, 3/15/2027	280,000	283,063
Series 10, 5.20%, 3/15/2031	500,000	509,230
Molson Coors Beverage Co.:
3.00%, 7/15/2026	324,000	317,996
5.00%, 5/1/2042 (b)	262,000	240,707
Pepsico Singapore Financing I Pte. Ltd.:
4.55%, 2/16/2029	245,000	246,553
4.65%, 2/16/2027 (b)	1,375,000	1,387,402
PepsiCo, Inc.:
1.63%, 5/1/2030 (b)	165,000	143,847
1.95%, 10/21/2031	250,000	213,290
2.75%, 3/19/2030	500,000	462,195
2.88%, 10/15/2049 (b)	15,000	9,867
3.45%, 10/6/2046	3,261,000	2,445,424
3.50%, 3/19/2040	25,000	20,666
3.60%, 2/18/2028	60,000	59,140
3.63%, 3/19/2050	200,000	150,456
3.88%, 3/19/2060	150,000	113,906
4.00%, 3/5/2042	31,000	26,319
4.20%, 7/18/2052	105,000	86,480
4.40%, 2/7/2027	125,000	125,704
4.45%, 2/7/2028 (b)	250,000	251,585
4.45%, 2/15/2033 (b)	15,000	14,973
4.60%, 2/7/2030	180,000	181,552
4.65%, 2/15/2053	30,000	26,518
5.13%, 11/10/2026	375,000	380,179
5.25%, 7/17/2054 (b)	20,000	19,520
		31,497,816
BIOTECHNOLOGY — 1.0%
Amgen, Inc.:
2.20%, 2/21/2027	565,000	542,705
Security Description	Principal Amount	Value
2.30%, 2/25/2031 (b)	$190,000	$166,047
2.45%, 2/21/2030	815,000	735,921
2.60%, 8/19/2026	300,000	292,818
3.35%, 2/22/2032	231,000	210,721
4.05%, 8/18/2029	13,000	12,710
4.20%, 2/22/2052	259,000	203,522
4.40%, 5/1/2045	288,000	243,432
4.88%, 3/1/2053 (b)	100,000	87,387
5.15%, 3/2/2028	1,175,000	1,196,056
5.15%, 11/15/2041	400,000	377,708
5.25%, 3/2/2030	373,000	381,519
5.25%, 3/2/2033	2,011,000	2,039,858
5.60%, 3/2/2043	1,401,000	1,388,587
5.65%, 3/2/2053	2,158,000	2,116,221
5.75%, 3/15/2040	25,000	25,615
5.75%, 3/2/2063	730,000	711,224
6.40%, 2/1/2039	1,050,000	1,132,393
Biogen, Inc.:
2.25%, 5/1/2030	550,000	485,226
3.15%, 5/1/2050	95,000	59,607
3.25%, 2/15/2051	50,000	31,955
Gilead Sciences, Inc.:
4.15%, 3/1/2047	750,000	614,385
4.50%, 2/1/2045	540,000	470,443
4.75%, 3/1/2046	950,000	853,138
4.80%, 11/15/2029	60,000	60,572
4.80%, 4/1/2044	500,000	455,300
5.25%, 10/15/2033	1,000,000	1,021,610
5.55%, 10/15/2053	500,000	497,435
5.60%, 11/15/2064	25,000	24,709
Illumina, Inc.:
2.55%, 3/23/2031 (b)	251,000	216,440
4.65%, 9/9/2026	183,000	182,918
5.75%, 12/13/2027	50,000	51,134
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	600,000	511,716
Royalty Pharma PLC:
2.20%, 9/2/2030	355,000	307,110
3.30%, 9/2/2040	300,000	221,457
3.55%, 9/2/2050 (b)	514,000	343,450
5.90%, 9/2/2054	100,000	95,616
		18,368,665
CHEMICALS — 1.2%
Air Products & Chemicals, Inc.:
2.05%, 5/15/2030	10,000	8,865
2.70%, 5/15/2040	100,000	72,763
4.75%, 2/8/2031	250,000	251,735
4.80%, 3/3/2033	252,000	251,816
Albemarle Corp.:
5.05%, 6/1/2032 (b)	132,000	126,261
5.45%, 12/1/2044	150,000	134,841
5.65%, 6/1/2052 (b)	300,000	254,190
Cabot Corp.:
4.00%, 7/1/2029	150,000	144,127

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 6/30/2032	$361,000	$357,383
CF Industries, Inc.:
4.95%, 6/1/2043	500,000	435,850
5.15%, 3/15/2034	500,000	485,135
5.38%, 3/15/2044	100,000	91,595
Dow Chemical Co.:
3.60%, 11/15/2050	375,000	255,154
4.38%, 11/15/2042	1,060,000	871,044
4.63%, 10/1/2044	287,000	240,030
5.15%, 2/15/2034 (b)	250,000	247,217
5.35%, 3/15/2035 (b)	350,000	346,573
5.55%, 11/30/2048	200,000	186,798
5.60%, 2/15/2054	210,000	194,647
5.95%, 3/15/2055	350,000	338,530
6.90%, 5/15/2053 (b)	277,000	302,501
9.40%, 5/15/2039	150,000	201,298
DuPont de Nemours, Inc.:
5.32%, 11/15/2038	51,000	52,590
5.42%, 11/15/2048	457,000	459,829
Eastman Chemical Co.:
4.65%, 10/15/2044	35,000	29,715
4.80%, 9/1/2042 (b)	562,000	492,773
5.00%, 8/1/2029 (b)	65,000	65,367
5.63%, 2/20/2034	700,000	707,399
Ecolab, Inc.:
1.65%, 2/1/2027	223,000	212,882
2.13%, 2/1/2032	12,000	10,165
2.13%, 8/15/2050	550,000	299,700
2.70%, 12/15/2051	130,000	79,344
3.95%, 12/1/2047	100,000	80,024
EIDP, Inc. 4.80%, 5/15/2033 (b)	2,000,000	1,968,700
FMC Corp.:
3.20%, 10/1/2026	90,000	87,881
3.45%, 10/1/2029	190,000	175,549
4.50%, 10/1/2049	410,000	309,550
5.15%, 5/18/2026	125,000	125,347
5.65%, 5/18/2033 (b)	100,000	98,959
6.38%, 5/18/2053	171,000	165,049
Huntsman International LLC:
2.95%, 6/15/2031	620,000	526,219
4.50%, 5/1/2029	135,000	129,352
5.70%, 10/15/2034 (b)	200,000	189,218
International Flavors & Fragrances, Inc.:
4.38%, 6/1/2047	360,000	281,898
5.00%, 9/26/2048 (b)	246,000	209,619
Linde, Inc. 1.10%, 8/10/2030 (b)	22,000	18,630
Lubrizol Corp. 6.50%, 10/1/2034	239,000	268,557
LYB International Finance BV 5.25%, 7/15/2043	744,000	673,551
LYB International Finance II BV 3.50%, 3/2/2027	28,000	27,440
Security Description	Principal Amount	Value
LYB International Finance III LLC:
2.25%, 10/1/2030	$15,000	$13,055
3.38%, 10/1/2040	520,000	383,677
3.63%, 4/1/2051 (b)	225,000	150,878
3.80%, 10/1/2060	150,000	98,730
4.20%, 10/15/2049	352,000	263,176
4.20%, 5/1/2050	130,000	97,059
5.50%, 3/1/2034 (b)	250,000	248,330
5.63%, 5/15/2033	96,000	97,600
LyondellBasell Industries NV 4.63%, 2/26/2055 (b)	200,000	157,528
Mosaic Co.:
4.88%, 11/15/2041	98,000	87,830
5.38%, 11/15/2028	425,000	434,545
5.45%, 11/15/2033 (b)	357,000	358,539
Nutrien Ltd.:
4.50%, 3/12/2027	145,000	145,141
4.90%, 3/27/2028 (b)	95,000	95,848
5.20%, 6/21/2027	200,000	202,344
5.25%, 3/12/2032	155,000	155,163
6.13%, 1/15/2041	1,700,000	1,747,838
PPG Industries, Inc. 3.75%, 3/15/2028	175,000	171,577
RPM International, Inc.:
2.95%, 1/15/2032	1,057,000	923,733
3.75%, 3/15/2027	52,000	51,144
4.55%, 3/1/2029 (b)	186,000	184,752
Sherwin-Williams Co.:
2.20%, 3/15/2032	221,000	185,625
3.30%, 5/15/2050	25,000	16,904
3.45%, 6/1/2027	289,000	282,804
4.00%, 12/15/2042	407,000	328,970
4.50%, 6/1/2047	95,000	80,430
4.55%, 3/1/2028	100,000	100,128
4.55%, 8/1/2045	150,000	128,061
4.80%, 9/1/2031	95,000	94,648
Westlake Corp.:
3.13%, 8/15/2051	200,000	123,850
3.38%, 8/15/2061	200,000	119,560
5.00%, 8/15/2046 (b)	291,000	256,307
		21,329,434
COMMERCIAL SERVICES — 0.9%
Automatic Data Processing, Inc. 1.25%, 9/1/2030 (b)	718,000	609,927
Block Financial LLC:
2.50%, 7/15/2028	223,000	206,543
3.88%, 8/15/2030	100,000	93,785
California Institute of Technology:
3.65%, 9/1/2119	200,000	128,182
4.70%, 11/1/2111	100,000	82,304

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Case Western Reserve University Series 22-C, 5.41%, 6/1/2122	$100,000	$95,520
Claremont Mckenna College 3.78%, 1/1/2122	200,000	133,928
Duke University Series 2020, 2.68%, 10/1/2044	145,000	104,548
Emory University Series 2020, 2.97%, 9/1/2050	5,000	3,354
Equifax, Inc.:
2.35%, 9/15/2031	281,000	240,825
4.80%, 9/15/2029	262,000	262,257
5.10%, 6/1/2028	250,000	253,195
Ford Foundation Series 2020, 2.82%, 6/1/2070 (b)	185,000	104,038
Georgetown University Series A, 5.22%, 10/1/2118	133,000	120,690
Global Payments, Inc.:
3.20%, 8/15/2029 (b)	310,000	290,324
4.15%, 8/15/2049	200,000	150,470
4.45%, 6/1/2028	100,000	99,347
4.95%, 8/15/2027	125,000	126,016
5.30%, 8/15/2029	200,000	202,916
5.40%, 8/15/2032 (b)	850,000	859,180
5.95%, 8/15/2052 (b)	350,000	338,198
GXO Logistics, Inc. 2.65%, 7/15/2031	657,000	563,134
Leland Stanford Junior University:
3.65%, 5/1/2048	50,000	38,926
4.68%, 3/1/2035 (b)	350,000	345,453
Massachusetts Institute of Technology:
3.89%, 7/1/2116 (b)	266,000	188,368
3.96%, 7/1/2038	100,000	91,576
5.60%, 7/1/2111	320,000	322,678
Moody's Corp.:
2.00%, 8/19/2031 (b)	176,000	149,584
4.25%, 2/1/2029	500,000	496,315
Northwestern University:
Series 2017, 3.66%, 12/1/2057	20,000	14,927
4.94%, 12/1/2035 (b)	35,000	34,897
PayPal Holdings, Inc.:
2.30%, 6/1/2030	279,000	249,423
2.65%, 10/1/2026	281,000	274,543
2.85%, 10/1/2029 (b)	600,000	559,344
4.40%, 6/1/2032 (b)	550,000	535,122
4.45%, 3/6/2028	125,000	125,415
5.10%, 4/1/2035	150,000	149,129
5.25%, 6/1/2062	400,000	363,272
5.50%, 6/1/2054 (b)	190,000	182,898
Security Description	Principal Amount	Value
President & Fellows of Harvard College 3.75%, 11/15/2052	$150,000	$116,162
Quanta Services, Inc. 3.05%, 10/1/2041	82,000	57,325
RELX Capital, Inc.:
4.75%, 3/27/2030	300,000	301,989
5.25%, 3/27/2035	500,000	503,995
S&P Global, Inc.:
2.45%, 3/1/2027	248,000	240,178
2.70%, 3/1/2029	150,000	140,517
2.90%, 3/1/2032	1,050,000	936,169
2.95%, 1/22/2027	633,000	617,992
3.25%, 12/1/2049	586,000	409,133
4.25%, 5/1/2029 (b)	528,000	523,992
Thomas Jefferson University 3.85%, 11/1/2057	100,000	71,569
TR Finance LLC:
5.65%, 11/23/2043	45,000	44,747
5.85%, 4/15/2040	100,000	103,819
Triton Container International Ltd./TAL International Container Corp. 3.25%, 3/15/2032	68,000	58,409
Trustees of the University of Pennsylvania:
3.61%, 2/15/2119 (b)	100,000	65,478
4.67%, 9/1/2112	50,000	42,550
University of Chicago Series C, 2.55%, 4/1/2050	95,000	61,774
University of Notre Dame du Lac Series 2015, 3.44%, 2/15/2045	150,000	116,861
University of Southern California:
2.81%, 10/1/2050	48,000	31,034
Series 21A, 2.95%, 10/1/2051	61,000	40,064
3.03%, 10/1/2039	50,000	39,966
Series A, 3.23%, 10/1/2120	145,000	83,713
5.25%, 10/1/2111 (b)	200,000	187,266
Verisk Analytics, Inc.:
5.25%, 3/15/2035	140,000	139,877
5.75%, 4/1/2033	804,000	835,573
Washington University 4.35%, 4/15/2122 (b)	200,000	155,918
Yale University Series 2020, 2.40%, 4/15/2050	5,000	3,008
		15,119,629
COMPUTERS — 1.7%
Amdocs Ltd. 2.54%, 6/15/2030	300,000	266,691
Apple, Inc.:
1.20%, 2/8/2028 (b)	153,000	141,092

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
1.25%, 8/20/2030	$250,000	$213,937
1.65%, 5/11/2030	456,000	400,254
1.70%, 8/5/2031 (b)	200,000	170,948
2.05%, 9/11/2026	850,000	825,647
2.20%, 9/11/2029	904,000	830,640
2.40%, 8/20/2050	558,000	332,507
2.45%, 8/4/2026	1,358,000	1,327,662
2.55%, 8/20/2060 (b)	14,000	8,255
2.65%, 5/11/2050	800,000	503,792
2.65%, 2/8/2051	760,000	475,654
2.70%, 8/5/2051	711,000	447,326
2.80%, 2/8/2061	450,000	270,517
2.85%, 8/5/2061 (b)	110,000	66,837
2.90%, 9/12/2027 (b)	1,000,000	972,230
2.95%, 9/11/2049	360,000	243,014
3.00%, 11/13/2027	200,000	194,698
3.20%, 5/11/2027 (b)	1,303,000	1,280,341
3.25%, 8/8/2029 (b)	50,000	48,160
3.35%, 2/9/2027	576,000	568,529
3.45%, 2/9/2045	315,000	244,251
3.75%, 9/12/2047	106,000	84,194
3.75%, 11/13/2047	414,000	328,170
3.85%, 5/4/2043	693,000	580,665
3.85%, 8/4/2046	1,090,000	887,522
3.95%, 8/8/2052 (b)	850,000	683,689
4.10%, 8/8/2062	585,000	469,071
4.25%, 2/9/2047	400,000	346,568
4.38%, 5/13/2045	959,000	851,237
4.65%, 2/23/2046	1,106,000	1,019,444
CGI, Inc. 1.45%, 9/14/2026	400,000	382,608
Dell International LLC/EMC Corp.:
4.90%, 10/1/2026	400,000	401,496
5.30%, 10/1/2029	100,000	101,781
5.75%, 2/1/2033 (b)	360,000	374,170
6.02%, 6/15/2026	427,000	432,500
6.20%, 7/15/2030	578,000	611,796
8.10%, 7/15/2036	939,000	1,120,011
DXC Technology Co. 2.38%, 9/15/2028 (b)	687,000	626,661
Fortinet, Inc. 2.20%, 3/15/2031	304,000	264,024
Genpact Luxembourg SARL/Genpact USA, Inc. 1.75%, 4/10/2026	156,000	151,086
Hewlett Packard Enterprise Co. 6.20%, 10/15/2035	140,000	147,965
HP, Inc.:
2.65%, 6/17/2031	278,000	242,233
5.50%, 1/15/2033 (b)	870,000	882,615
6.00%, 9/15/2041 (b)	951,000	958,494
International Business Machines Corp.:
1.70%, 5/15/2027	858,000	812,191
1.95%, 5/15/2030	570,000	500,631
Security Description	Principal Amount	Value
2.20%, 2/9/2027	$364,000	$350,310
2.72%, 2/9/2032	150,000	131,944
3.30%, 5/15/2026	151,000	149,353
3.30%, 1/27/2027 (b)	380,000	373,156
3.43%, 2/9/2052	300,000	206,880
3.50%, 5/15/2029	397,000	381,025
4.15%, 7/27/2027	282,000	280,528
4.25%, 5/15/2049	567,000	461,340
4.40%, 7/27/2032 (b)	2,100,000	2,028,432
4.70%, 2/19/2046	321,000	281,504
4.75%, 2/6/2033	278,000	274,978
4.90%, 7/27/2052	186,000	165,188
5.88%, 11/29/2032 (b)	318,000	338,155
6.22%, 8/1/2027	250,000	260,062
7.13%, 12/1/2096	50,000	61,090
Kyndryl Holdings, Inc.:
3.15%, 10/15/2031 (b)	285,000	250,250
4.10%, 10/15/2041	165,000	128,023
Leidos, Inc.:
2.30%, 2/15/2031 (b)	300,000	257,943
4.38%, 5/15/2030	348,000	337,751
Western Digital Corp.:
2.85%, 2/1/2029	150,000	135,688
3.10%, 2/1/2032 (b)	1,000,000	838,440
		30,785,844
CONSTRUCTION MATERIALS — 0.6%
Carrier Global Corp.:
2.49%, 2/15/2027	300,000	289,752
2.70%, 2/15/2031 (b)	200,000	178,468
2.72%, 2/15/2030	500,000	457,095
3.38%, 4/5/2040	400,000	314,320
5.90%, 3/15/2034	800,000	841,344
6.20%, 3/15/2054	110,000	117,426
CRH America Finance, Inc.:
5.40%, 5/21/2034 (b)	230,000	231,895
5.50%, 1/9/2035	210,000	212,604
5.88%, 1/9/2055 (b)	210,000	212,402
CRH SMW Finance DAC 5.13%, 1/9/2030	440,000	445,174
Fortune Brands Innovations, Inc.:
4.00%, 3/25/2032	250,000	232,503
4.50%, 3/25/2052 (b)	594,000	475,158
5.88%, 6/1/2033	430,000	445,953
Johnson Controls International PLC:
4.50%, 2/15/2047	200,000	168,878
4.95%, 7/2/2064 (d)	623,000	528,746
Johnson Controls International PLC/Tyco Fire & Security Finance SCA:
4.90%, 12/1/2032	190,000	188,009
5.50%, 4/19/2029 (b)	121,000	124,622
Lafarge SA 7.13%, 7/15/2036	148,000	165,257

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Martin Marietta Materials, Inc.:
2.40%, 7/15/2031	$200,000	$172,952
3.50%, 12/15/2027	35,000	34,068
4.25%, 12/15/2047	331,000	268,961
5.50%, 12/1/2054	220,000	208,806
Masco Corp.:
1.50%, 2/15/2028	287,000	263,311
2.00%, 10/1/2030	120,000	103,244
4.50%, 5/15/2047 (b)	420,000	343,220
Mohawk Industries, Inc. 3.63%, 5/15/2030 (b)	135,000	126,672
Owens Corning:
3.40%, 8/15/2026	175,000	172,123
4.30%, 7/15/2047	300,000	241,401
4.40%, 1/30/2048	620,000	504,184
5.70%, 6/15/2034	110,000	112,980
5.95%, 6/15/2054 (b)	215,000	215,116
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	344,000	350,271
Trane Technologies Global Holding Co. Ltd.:
4.30%, 2/21/2048	300,000	248,295
5.75%, 6/15/2043	668,000	678,481
Vulcan Materials Co.:
3.50%, 6/1/2030 (b)	150,000	141,239
4.50%, 6/15/2047	240,000	202,589
4.95%, 12/1/2029	100,000	100,794
5.35%, 12/1/2034 (b)	300,000	302,100
5.70%, 12/1/2054	450,000	439,843
		10,860,256
COSMETICS/PERSONAL CARE — 0.1%
Kenvue, Inc.:
4.90%, 3/22/2033	800,000	801,104
5.05%, 3/22/2028	722,000	737,429
5.05%, 3/22/2053	327,000	306,321
		1,844,854
DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc.:
4.20%, 5/15/2047	1,050,000	869,789
4.60%, 6/15/2045	30,000	26,777
		896,566
DIVERSIFIED FINANCIAL SERVICES — 3.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
2.45%, 10/29/2026	281,000	271,572
3.30%, 1/30/2032	1,245,000	1,102,124
3.40%, 10/29/2033	1,255,000	1,083,341
3.65%, 7/21/2027	135,000	131,801
4.63%, 10/15/2027	465,000	463,191
4.88%, 4/1/2028	480,000	481,574
4.95%, 9/10/2034	215,000	206,933
5.30%, 1/19/2034 (b)	160,000	158,872
Security Description	Principal Amount	Value
5.38%, 12/15/2031	$715,000	$720,448
5.75%, 6/6/2028	285,000	293,051
6.10%, 1/15/2027	631,000	645,223
6.45%, 4/15/2027	100,000	103,228
5 yr. CMT + 2.44%, 6.50%, 1/31/2056 (c) (e)	300,000	297,252
5 yr. CMT + 2.72%, 6.95%, 3/10/2055 (b) (c)	220,000	225,058
Air Lease Corp.:
Series MTN, 2.88%, 1/15/2032 (b)	598,000	519,710
Series MTN, 3.00%, 2/1/2030	169,000	154,894
3.13%, 12/1/2030	210,000	190,048
3.25%, 10/1/2029	160,000	149,824
5.10%, 3/1/2029	450,000	455,031
Series MTN, 5.30%, 6/25/2026	200,000	201,458
Aircastle Ltd. 4.25%, 6/15/2026	44,000	43,630
Ally Financial, Inc.:
SOFR + 3.26%, 6.99%, 6/13/2029 (c)	2,485,000	2,590,786
8.00%, 11/1/2031	100,000	111,155
American Express Co.:
1.65%, 11/4/2026	800,000	766,256
2.55%, 3/4/2027	568,000	549,114
SOFR + 1.76%, 4.42%, 8/3/2033 (b) (c)	224,000	216,207
SOFR + 2.26%, 4.99%, 5/26/2033 (c)	236,000	232,538
SOFR + 0.93%, 5.04%, 7/26/2028 (c)	527,000	533,313
SOFR + 1.84%, 5.04%, 5/1/2034 (b) (c)	50,000	49,931
SOFR + 1.02%, 5.09%, 1/30/2031 (c)	120,000	121,530
SOFR + 1.00%, 5.10%, 2/16/2028 (c)	330,000	333,950
SOFR + 1.42%, 5.28%, 7/26/2035 (c)	340,000	339,582
SOFR + 0.97%, 5.39%, 7/28/2027 (c)	797,000	805,472
SOFR + 1.32%, 5.44%, 1/30/2036 (c)	35,000	35,332
SOFR + 1.09%, 5.53%, 4/25/2030 (c)	150,000	154,640
SOFR + 1.93%, 5.63%, 7/28/2034 (c)	201,000	204,308
5.85%, 11/5/2027	385,000	398,479
SOFR + 1.63%, 5.92%, 4/25/2035 (c)	300,000	307,401
SOFR + 1.94%, 6.49%, 10/30/2031 (c)	721,000	777,887
Ameriprise Financial, Inc.:
4.50%, 5/13/2032	263,000	256,709
5.15%, 5/15/2033	271,000	272,967

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	$165,000	$153,061
Apollo Global Management, Inc.:
5.80%, 5/21/2054	55,000	54,313
5 yr. CMT + 2.17%, 6.00%, 12/15/2054 (b) (c)	210,000	202,528
6.38%, 11/15/2033 (b)	363,000	392,679
BGC Group, Inc.:
6.15%, 4/2/2030 (e) (f)	135,000	134,561
6.60%, 6/10/2029	305,000	312,896
BlackRock Funding, Inc.:
4.90%, 1/8/2035 (b)	40,000	39,928
5.00%, 3/14/2034 (b)	145,000	146,241
5.25%, 3/14/2054	350,000	336,865
5.35%, 1/8/2055	75,000	72,967
Blackrock, Inc.:
2.10%, 2/25/2032 (b)	957,000	811,220
3.25%, 4/30/2029	1,000,000	960,860
4.75%, 5/25/2033	345,000	344,382
Blue Owl Finance LLC 6.25%, 4/18/2034	655,000	671,336
Brookfield Capital Finance LLC 6.09%, 6/14/2033	424,000	444,759
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc. 2.34%, 1/30/2032	717,000	601,871
Brookfield Finance, Inc.:
2.72%, 4/15/2031	378,000	335,275
3.90%, 1/25/2028	246,000	241,661
4.35%, 4/15/2030	200,000	195,144
4.70%, 9/20/2047	350,000	297,101
4.85%, 3/29/2029	286,000	286,835
5.81%, 3/3/2055	120,000	116,874
6.35%, 1/5/2034	137,000	145,720
Capital One Financial Corp.:
SOFR + 1.34%, 2.36%, 7/29/2032 (c)	506,000	414,910
SOFR + 1.79%, 3.27%, 3/1/2030 (c)	653,000	611,887
3.75%, 7/28/2026	700,000	690,214
3.75%, 3/9/2027	200,000	196,802
SOFR + 2.06%, 4.93%, 5/10/2028 (c)	140,000	140,518
SOFR + 2.37%, 5.27%, 5/10/2033 (c)	677,000	666,060
SOFR + 2.08%, 5.47%, 2/1/2029 (c)	100,000	101,621
SOFR + 1.91%, 5.70%, 2/1/2030 (c)	243,000	248,166
SOFR + 2.60%, 5.82%, 2/1/2034 (c)	585,000	589,270
SOFR + 1.99%, 5.88%, 7/26/2035 (c)	200,000	201,688
SOFR + 2.04%, 6.18%, 1/30/2036 (c)	200,000	199,190
Security Description	Principal Amount	Value
SOFR + 2.64%, 6.31%, 6/8/2029 (c)	$265,000	$275,367
SOFR + 2.86%, 6.38%, 6/8/2034 (c)	1,044,000	1,090,051
SOFR + 2.44%, 7.15%, 10/29/2027 (c)	925,000	958,901
Cboe Global Markets, Inc. 3.00%, 3/16/2032	532,000	475,486
Charles Schwab Corp.:
1.95%, 12/1/2031	123,000	102,946
2.00%, 3/20/2028	500,000	466,865
2.90%, 3/3/2032	200,000	175,476
SOFR + 2.21%, 5.64%, 5/19/2029 (c)	150,000	154,842
SOFR + 2.50%, 5.85%, 5/19/2034 (c)	1,437,000	1,499,739
5.88%, 8/24/2026	135,000	137,516
SOFR + 2.01%, 6.14%, 8/24/2034 (c)	935,000	994,447
SOFR + 1.88%, 6.20%, 11/17/2029 (c)	1,010,000	1,065,106
CI Financial Corp. 3.20%, 12/17/2030	295,000	257,573
CME Group, Inc.:
2.65%, 3/15/2032	110,000	96,749
4.15%, 6/15/2048	200,000	168,156
4.40%, 3/15/2030 (b)	250,000	249,495
5.30%, 9/15/2043	90,000	90,031
Credit Suisse USA LLC 7.13%, 7/15/2032	900,000	1,014,561
Discover Financial Services:
6.70%, 11/29/2032	231,000	248,096
SOFR + 3.37%, 7.96%, 11/2/2034 (c)	239,000	272,747
Eaton Vance Corp. 3.50%, 4/6/2027	310,000	304,144
Enact Holdings, Inc. 6.25%, 5/28/2029	200,000	205,256
Intercontinental Exchange, Inc.:
1.85%, 9/15/2032	130,000	105,729
4.00%, 9/15/2027	100,000	99,143
4.60%, 3/15/2033	450,000	440,932
4.95%, 6/15/2052 (b)	186,000	168,468
5.20%, 6/15/2062	1,544,000	1,427,320
5.25%, 6/15/2031	500,000	513,240
Invesco Finance PLC 5.38%, 11/30/2043	155,000	146,275
Jefferies Financial Group, Inc.:
2.63%, 10/15/2031	100,000	84,514
2.75%, 10/15/2032 (b)	200,000	165,424
4.15%, 1/23/2030	230,000	220,446
4.85%, 1/15/2027	160,000	160,130
6.20%, 4/14/2034	470,000	478,916
6.25%, 1/15/2036	565,000	578,057
6.50%, 1/20/2043	5,000	5,035

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Lazard Group LLC 6.00%, 3/15/2031	$295,000	$306,263
Legg Mason, Inc. 5.63%, 1/15/2044	194,000	190,203
LPL Holdings, Inc.:
5.20%, 3/15/2030	250,000	250,863
5.65%, 3/15/2035	200,000	197,914
5.70%, 5/20/2027	300,000	304,998
6.00%, 5/20/2034	150,000	152,982
6.75%, 11/17/2028	160,000	169,227
Marex Group PLC 6.40%, 11/4/2029	215,000	218,668
Mastercard, Inc.:
3.30%, 3/26/2027	275,000	270,553
3.35%, 3/26/2030	1,050,000	998,938
3.65%, 6/1/2049	638,000	490,998
3.85%, 3/26/2050	613,000	485,318
4.35%, 1/15/2032	215,000	211,225
4.55%, 3/15/2028	175,000	176,290
4.85%, 3/9/2033	270,000	271,885
4.95%, 3/15/2032	500,000	508,390
Nasdaq, Inc.:
3.85%, 6/30/2026	25,000	24,805
3.95%, 3/7/2052	200,000	153,090
5.35%, 6/28/2028 (b)	190,000	194,463
5.55%, 2/15/2034 (b)	89,000	91,262
Nomura Holdings, Inc.:
1.65%, 7/14/2026	420,000	404,132
2.33%, 1/22/2027	700,000	671,426
2.61%, 7/14/2031	400,000	345,736
2.68%, 7/16/2030	360,000	321,041
3.00%, 1/22/2032	405,000	353,265
6.07%, 7/12/2028	339,000	351,845
ORIX Corp.:
2.25%, 3/9/2031	1,021,000	882,848
5.40%, 2/25/2035 (b)	800,000	804,688
Radian Group, Inc. 6.20%, 5/15/2029 (b)	520,000	536,526
Raymond James Financial, Inc. 4.95%, 7/15/2046	300,000	271,299
Synchrony Financial:
3.70%, 8/4/2026	591,000	580,640
SOFR + 1.68%, 5.45%, 3/6/2031 (b) (c)	185,000	183,672
SOFR + 2.13%, 5.94%, 8/2/2030 (b) (c)	306,000	310,241
TPG Operating Group II LP 5.88%, 3/5/2034	125,000	127,814
Visa, Inc.:
1.10%, 2/15/2031 (b)	360,000	300,427
1.90%, 4/15/2027	411,000	393,290
2.00%, 8/15/2050 (b)	105,000	57,530
2.05%, 4/15/2030	525,000	470,395
2.70%, 4/15/2040	210,000	157,744
3.65%, 9/15/2047	400,000	311,464
4.30%, 12/14/2045	1,091,000	951,145
Security Description	Principal Amount	Value
Voya Financial, Inc.:
3.65%, 6/15/2026	$528,000	$521,844
3 mo. USD Term SOFR + 2.08%, 4.70%, 1/23/2048 (c)	100,000	94,650
5.70%, 7/15/2043	110,000	106,136
Western Union Co. 6.20%, 11/17/2036	168,000	170,821
		58,561,356
ELECTRIC — 8.7%
AEP Texas, Inc.:
Series H, 3.45%, 1/15/2050	6,000	4,118
3.80%, 10/1/2047	189,000	136,433
Series G, 4.15%, 5/1/2049	251,000	190,747
4.70%, 5/15/2032	200,000	194,814
5.25%, 5/15/2052	83,000	74,660
5.40%, 6/1/2033	420,000	422,566
5.45%, 5/15/2029	100,000	102,360
5.70%, 5/15/2034	200,000	203,146
AEP Transmission Co. LLC:
3.15%, 9/15/2049	26,000	17,424
3.75%, 12/1/2047	490,000	369,440
4.00%, 12/1/2046	15,000	11,941
4.25%, 9/15/2048	325,000	265,736
Series O, 4.50%, 6/15/2052	243,000	202,421
5.40%, 3/15/2053	35,000	33,564
AES Corp.:
2.45%, 1/15/2031 (b)	350,000	299,176
5.45%, 6/1/2028 (b)	300,000	305,013
5.80%, 3/15/2032	250,000	252,330
Alabama Power Co.:
3.45%, 10/1/2049	200,000	141,384
3.94%, 9/1/2032	2,910,000	2,740,492
5.10%, 4/2/2035	125,000	125,035
Algonquin Power & Utilities Corp. 5.37%, 6/15/2026 (d)	450,000	452,488
Ameren Corp.:
1.75%, 3/15/2028	150,000	138,155
3.50%, 1/15/2031 (b)	200,000	185,748
5.00%, 1/15/2029	17,000	17,156
5.70%, 12/1/2026	621,000	631,768
Ameren Illinois Co.:
1.55%, 11/15/2030 (b)	300,000	255,201
3.85%, 9/1/2032	70,000	65,477
4.50%, 3/15/2049	55,000	46,682
4.95%, 6/1/2033	226,000	224,734
5.63%, 3/1/2055	70,000	69,711
5.90%, 12/1/2052	95,000	98,040
American Electric Power Co., Inc.:
5 yr. CMT + 2.68%, 3.88%, 2/15/2062 (c)	700,000	662,578
5.20%, 1/15/2029	400,000	406,624
5.63%, 3/1/2033 (b)	133,000	136,386

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5 yr. CMT + 2.68%, 6.95%, 12/15/2054 (c)	$115,000	$117,439
Appalachian Power Co.:
Series Z, 3.70%, 5/1/2050	30,000	21,267
4.40%, 5/15/2044	150,000	123,090
Series BB, 4.50%, 8/1/2032	92,000	88,131
Series Y, 4.50%, 3/1/2049	310,000	251,075
5.65%, 4/1/2034	365,000	369,876
7.00%, 4/1/2038	145,000	161,023
Arizona Public Service Co.:
3.50%, 12/1/2049	230,000	158,081
3.75%, 5/15/2046	74,000	55,952
4.25%, 3/1/2049	185,000	146,104
4.35%, 11/15/2045	200,000	163,454
5.05%, 9/1/2041	385,000	354,693
6.35%, 12/15/2032	120,000	127,669
Avangrid, Inc. 3.80%, 6/1/2029	50,000	48,128
Avista Corp. 4.00%, 4/1/2052	130,000	97,031
Baltimore Gas & Electric Co.:
2.40%, 8/15/2026 (b)	200,000	194,860
4.25%, 9/15/2048	686,000	555,653
4.55%, 6/1/2052	25,000	21,009
5.40%, 6/1/2053	200,000	190,162
5.65%, 6/1/2054 (b)	200,000	196,360
Berkshire Hathaway Energy Co.:
3.25%, 4/15/2028	107,000	103,617
3.80%, 7/15/2048	200,000	151,130
4.25%, 10/15/2050	445,000	354,131
4.45%, 1/15/2049	159,000	131,743
4.60%, 5/1/2053	607,000	506,827
5.95%, 5/15/2037	100,000	105,391
6.13%, 4/1/2036	600,000	638,508
Black Hills Corp.:
2.50%, 6/15/2030	132,000	117,033
3.05%, 10/15/2029	153,000	141,664
5.95%, 3/15/2028	563,000	583,229
6.15%, 5/15/2034	293,000	306,630
CenterPoint Energy Houston Electric LLC:
Series AD, 2.90%, 7/1/2050 (b)	5,000	3,189
Series AH, 3.60%, 3/1/2052	25,000	18,006
Series AC, 4.25%, 2/1/2049	562,000	454,973
Series AI, 4.45%, 10/1/2032	95,000	92,007
4.80%, 3/15/2030	80,000	80,454
4.95%, 4/1/2033	169,000	167,775
CenterPoint Energy, Inc.:
3.70%, 9/1/2049	550,000	393,074
5.25%, 8/10/2026	4,000	4,035
5 yr. CMT + 2.59%, 6.70%, 5/15/2055 (c)	100,000	98,807
Series A, 5 yr. CMT + 3.25%, 7.00%, 2/15/2055 (c)	200,000	204,320
Security Description	Principal Amount	Value
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	$102,000	$100,798
CMS Energy Corp.:
5 yr. CMT + 2.90%, 3.75%, 12/1/2050 (c)	429,000	376,688
5 yr. CMT + 4.12%, 4.75%, 6/1/2050 (c)	100,000	94,036
5 yr. CMT + 1.96%, 6.50%, 6/1/2055 (c)	300,000	293,310
Commonwealth Edison Co.:
2.20%, 3/1/2030	241,000	215,194
Series 131, 2.75%, 9/1/2051	76,000	46,020
Series 122, 2.95%, 8/15/2027	200,000	193,880
Series 130, 3.13%, 3/15/2051	108,000	70,732
Series 127, 3.20%, 11/15/2049	105,000	69,953
3.65%, 6/15/2046	40,000	30,006
Series 123, 3.75%, 8/15/2047	100,000	75,571
Series 133, 3.85%, 3/15/2052	300,000	224,907
4.00%, 3/1/2048	500,000	392,145
4.35%, 11/15/2045	31,000	26,067
4.60%, 8/15/2043	79,000	69,833
4.90%, 2/1/2033 (b)	897,000	890,326
5.65%, 6/1/2054	15,000	14,853
6.45%, 1/15/2038	200,000	218,352
Connecticut Light & Power Co.:
Series A, 2.05%, 7/1/2031	208,000	177,732
4.30%, 4/15/2044	400,000	338,492
4.65%, 1/1/2029	300,000	301,233
4.90%, 7/1/2033	60,000	59,317
4.95%, 1/15/2030	500,000	506,950
Consolidated Edison Co. of New York, Inc.:
2.40%, 6/15/2031 (b)	1,100,000	967,978
3.60%, 6/15/2061 (b)	250,000	170,250
3.70%, 11/15/2059	709,000	491,833
3.85%, 6/15/2046	120,000	92,998
Series 2017, 3.88%, 6/15/2047	261,000	200,871
Series C, 4.30%, 12/1/2056	400,000	315,524
4.50%, 12/1/2045	194,000	165,988
4.50%, 5/15/2058	500,000	405,505
Series E, 4.65%, 12/1/2048	229,000	196,931
5.20%, 3/1/2033	501,000	508,901
5.90%, 11/15/2053	296,000	301,905
6.15%, 11/15/2052	218,000	229,432
Constellation Energy Generation LLC:
5.60%, 6/15/2042	24,000	23,190
5.75%, 3/15/2054	245,000	235,888
6.13%, 1/15/2034 (b)	75,000	79,060

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
6.25%, 10/1/2039	$200,000	$209,618
6.50%, 10/1/2053	590,000	619,199
Consumers Energy Co.:
3.50%, 8/1/2051	150,000	108,906
4.05%, 5/15/2048 (b)	250,000	201,448
4.20%, 9/1/2052	418,000	339,587
4.35%, 4/15/2049	136,000	114,868
4.60%, 5/30/2029	34,000	34,070
4.63%, 5/15/2033	95,000	92,698
4.70%, 1/15/2030	135,000	135,539
4.90%, 2/15/2029	310,000	313,887
Dominion Energy South Carolina, Inc.:
5.10%, 6/1/2065	265,000	232,948
5.30%, 5/15/2033	153,000	155,650
Dominion Energy, Inc.:
4.25%, 6/1/2028	136,000	134,988
Series A, 4.60%, 3/15/2049	100,000	82,577
Series B, 4.85%, 8/15/2052	350,000	299,113
5.00%, 6/15/2030	300,000	301,557
5.38%, 11/15/2032	100,000	101,013
5.45%, 3/15/2035	400,000	400,000
Series B, 5.95%, 6/15/2035	10,000	10,427
Series A, 5 yr. CMT + 2.39%, 6.88%, 2/1/2055 (c)	418,000	431,598
7.00%, 6/15/2038	72,000	80,841
Series B, 5 yr. CMT + 2.51%, 7.00%, 6/1/2054 (c)	518,000	545,749
DTE Electric Co.:
Series A, 1.90%, 4/1/2028	75,000	69,972
2.95%, 3/1/2050	37,000	24,213
Series B, 3.25%, 4/1/2051	25,000	17,257
Series B, 3.65%, 3/1/2052	25,000	18,465
3.70%, 3/15/2045	175,000	135,982
3.75%, 8/15/2047	88,000	67,822
3.95%, 3/1/2049	175,000	138,313
4.30%, 7/1/2044	25,000	21,303
5.20%, 4/1/2033	376,000	380,110
5.20%, 3/1/2034 (b)	100,000	100,787
5.40%, 4/1/2053 (b)	200,000	195,864
DTE Energy Co.:
Series C, 3.40%, 6/15/2029	544,000	515,957
4.88%, 6/1/2028	312,000	313,872
4.95%, 7/1/2027	1,700,000	1,713,294
5.85%, 6/1/2034	625,000	645,787
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	130,000	119,267
2.45%, 2/1/2030	200,000	182,002
2.55%, 4/15/2031 (b)	317,000	280,786
2.95%, 12/1/2026	350,000	343,000
3.55%, 3/15/2052	232,000	163,718
3.75%, 6/1/2045	87,000	67,328
3.95%, 3/15/2048	570,000	441,248
4.00%, 9/30/2042	350,000	287,164
Security Description	Principal Amount	Value
4.25%, 12/15/2041	$35,000	$29,918
4.95%, 1/15/2033 (b)	155,000	154,971
5.35%, 1/15/2053	110,000	105,046
6.45%, 10/15/2032	470,000	511,938
Duke Energy Corp.:
2.45%, 6/1/2030	50,000	44,558
2.55%, 6/15/2031 (b)	200,000	174,686
2.65%, 9/1/2026	283,000	275,634
5 yr. CMT + 2.32%, 3.25%, 1/15/2082 (c)	25,000	23,595
3.50%, 6/15/2051	132,000	89,829
3.75%, 9/1/2046	625,000	460,450
4.20%, 6/15/2049	400,000	308,456
4.30%, 3/15/2028	200,000	198,858
4.50%, 8/15/2032 (b)	120,000	115,776
4.80%, 12/15/2045	213,000	183,779
4.85%, 1/5/2027	15,000	15,095
4.85%, 1/5/2029	450,000	452,749
5.00%, 12/8/2027	350,000	354,081
5.00%, 8/15/2052	185,000	161,359
5.45%, 6/15/2034 (b)	138,000	139,743
5.75%, 9/15/2033 (b)	193,000	200,757
5.80%, 6/15/2054	210,000	205,258
6.10%, 9/15/2053	150,000	152,340
Duke Energy Florida LLC:
1.75%, 6/15/2030	441,000	381,880
2.40%, 12/15/2031 (b)	30,000	26,003
3.00%, 12/15/2051	50,000	31,713
3.85%, 11/15/2042	100,000	79,842
5.88%, 11/15/2033	181,000	190,915
5.95%, 11/15/2052	111,000	113,203
6.20%, 11/15/2053	356,000	376,331
6.35%, 9/15/2037	280,000	305,614
6.40%, 6/15/2038	200,000	217,898
Duke Energy Indiana LLC:
2.75%, 4/1/2050	25,000	15,258
Series YYY, 3.25%, 10/1/2049	155,000	104,969
3.75%, 5/15/2046	327,000	248,451
Series WWW, 4.90%, 7/15/2043	200,000	182,308
5.25%, 3/1/2034	400,000	404,196
5.40%, 4/1/2053	400,000	380,052
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030 (b)	1,116,000	985,562
3.65%, 2/1/2029	150,000	145,667
3.70%, 6/15/2046	200,000	149,590
4.30%, 2/1/2049	603,000	481,737
5.25%, 4/1/2033	362,000	367,148
5.55%, 3/15/2054	155,000	150,155
5.65%, 4/1/2053	187,000	183,664
Duke Energy Progress LLC:
2.00%, 8/15/2031	13,000	11,066
3.40%, 4/1/2032 (b)	150,000	136,379
3.70%, 10/15/2046	800,000	600,312

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.10%, 5/15/2042	$125,000	$103,654
4.10%, 3/15/2043	25,000	20,607
4.15%, 12/1/2044	163,000	133,363
4.35%, 3/6/2027 (b)	85,000	85,306
5.05%, 3/15/2035 (b)	200,000	198,936
5.10%, 3/15/2034	50,000	50,317
5.25%, 3/15/2033	165,000	167,792
5.35%, 3/15/2053	390,000	371,034
5.55%, 3/15/2055	125,000	122,353
Edison International:
4.13%, 3/15/2028 (b)	443,000	425,475
5.25%, 11/15/2028	100,000	98,630
5.75%, 6/15/2027 (b)	169,000	170,538
6.95%, 11/15/2029 (b)	137,000	142,342
Emera U.S. Finance LP:
3.55%, 6/15/2026	100,000	98,500
4.75%, 6/15/2046	1,000,000	824,260
Enel Chile SA 4.88%, 6/12/2028	205,000	204,219
Entergy Arkansas LLC 5.15%, 1/15/2033	25,000	25,274
Entergy Corp.:
2.40%, 6/15/2031	75,000	64,575
5 yr. CMT + 2.67%, 7.13%, 12/1/2054 (c)	550,000	558,651
Entergy Louisiana LLC:
2.35%, 6/15/2032	75,000	63,069
3.05%, 6/1/2031	132,000	120,105
3.25%, 4/1/2028	200,000	193,210
4.00%, 3/15/2033	97,000	90,229
4.20%, 9/1/2048	1,000,000	799,390
5.70%, 3/15/2054	206,000	203,301
5.80%, 3/15/2055	900,000	895,869
Entergy Mississippi LLC:
3.85%, 6/1/2049	50,000	37,380
5.80%, 4/15/2055	750,000	745,875
5.85%, 6/1/2054	20,000	19,937
Entergy Texas, Inc.:
3.55%, 9/30/2049	223,000	157,717
5.00%, 9/15/2052	10,000	8,881
5.55%, 9/15/2054	600,000	575,760
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	44,000	29,663
3.45%, 4/15/2050	25,000	17,413
4.10%, 4/1/2043	220,000	181,390
4.25%, 12/1/2045	300,000	247,377
4.70%, 3/13/2028	200,000	200,686
5.25%, 3/15/2035 (b)	100,000	100,218
5.70%, 3/15/2053	300,000	298,263
5.90%, 11/15/2033	234,000	245,019
Evergy Metro, Inc.:
Series 2020, 2.25%, 6/1/2030	57,000	50,555
5.40%, 4/1/2034	150,000	152,139
Security Description	Principal Amount	Value
Evergy, Inc.:
2.90%, 9/15/2029	$140,000	$129,367
5 yr. CMT + 2.56%, 6.65%, 6/1/2055 (c)	45,000	44,312
Eversource Energy:
Series O, 4.25%, 4/1/2029	705,000	691,386
4.75%, 5/15/2026	150,000	150,045
5.00%, 1/1/2027	50,000	50,379
5.13%, 5/15/2033	945,000	933,452
5.45%, 3/1/2028	410,000	419,065
5.85%, 4/15/2031 (b)	385,000	400,504
5.95%, 2/1/2029	743,000	771,992
Exelon Corp.:
3.40%, 4/15/2026	100,000	98,773
4.05%, 4/15/2030	625,000	605,919
4.70%, 4/15/2050	260,000	218,678
5.13%, 3/15/2031	400,000	404,232
5.15%, 3/15/2029	191,000	194,367
5.30%, 3/15/2033	200,000	202,820
5.45%, 3/15/2034	519,000	527,553
5.60%, 3/15/2053 (b)	645,000	621,038
5.88%, 3/15/2055	300,000	299,211
5 yr. CMT + 1.98%, 6.50%, 3/15/2055 (c)	400,000	398,012
FirstEnergy Corp.:
Series C, 3.40%, 3/1/2050	623,000	422,980
Series B, 3.90%, 7/15/2027	500,000	491,690
FirstEnergy Transmission LLC 4.55%, 1/15/2030	95,000	93,805
Florida Power & Light Co.:
2.45%, 2/3/2032	400,000	345,528
2.88%, 12/4/2051	100,000	63,296
3.70%, 12/1/2047	184,000	139,790
3.95%, 3/1/2048	77,000	61,051
3.99%, 3/1/2049	513,000	406,440
4.05%, 6/1/2042	276,000	232,563
4.05%, 10/1/2044	278,000	229,292
4.13%, 2/1/2042	180,000	152,302
4.13%, 6/1/2048	100,000	81,153
4.80%, 5/15/2033	1,000,000	992,640
5.05%, 4/1/2028 (b)	285,000	290,466
5.10%, 4/1/2033	105,000	106,273
5.30%, 4/1/2053	170,000	163,630
5.60%, 6/15/2054	270,000	271,353
5.70%, 3/15/2055 (b)	300,000	306,378
5.80%, 3/15/2065	400,000	409,436
5.96%, 4/1/2039	625,000	665,537
Georgia Power Co.:
Series B, 3.70%, 1/30/2050	200,000	148,220
4.30%, 3/15/2042	300,000	257,016
4.30%, 3/15/2043	245,000	207,694
4.55%, 3/15/2030	200,000	199,780
4.70%, 5/15/2032	732,000	723,692
4.85%, 3/15/2031 (b)	155,000	155,885
4.95%, 5/17/2033	25,000	24,816

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 2/23/2027	$140,000	$141,757
5.13%, 5/15/2052 (b)	199,000	184,598
Idaho Power Co.:
Series K, 4.20%, 3/1/2048	240,000	194,093
Series MTN, 5.70%, 3/15/2055	250,000	245,230
Series MTN, 5.80%, 4/1/2054	115,000	115,445
Indiana Michigan Power Co.:
3.25%, 5/1/2051	129,000	85,705
Series L, 3.75%, 7/1/2047	105,000	78,146
4.25%, 8/15/2048	25,000	19,939
Series K, 4.55%, 3/15/2046	1,494,000	1,269,960
5.63%, 4/1/2053	142,000	139,130
Interstate Power & Light Co.:
3.10%, 11/30/2051	100,000	64,463
3.70%, 9/15/2046	725,000	544,091
IPALCO Enterprises, Inc. 4.25%, 5/1/2030	200,000	190,430
ITC Holdings Corp. 3.35%, 11/15/2027	464,000	449,597
Johnsonville Aeroderivative Combustion Turbine Generation LLC 5.08%, 10/1/2054	10,000	9,773
Kentucky Utilities Co.:
4.38%, 10/1/2045	467,000	389,287
Series KENT, 5.45%, 4/15/2033	130,000	132,864
Louisville Gas & Electric Co.:
4.25%, 4/1/2049	200,000	159,438
Series LOU, 5.45%, 4/15/2033	975,000	996,031
MidAmerican Energy Co.:
3.95%, 8/1/2047	85,000	66,792
4.25%, 5/1/2046	15,000	12,446
Mississippi Power Co.:
Series B, 3.10%, 7/30/2051	446,000	290,480
Series 12-A, 4.25%, 3/15/2042	40,000	33,852
National Grid PLC:
5.42%, 1/11/2034	562,000	567,036
5.60%, 6/12/2028	380,000	389,884
5.81%, 6/12/2033	646,000	665,793
National Rural Utilities Cooperative Finance Corp.:
Series MTN, 1.00%, 6/15/2026	200,000	192,068
2.40%, 3/15/2030	70,000	63,221
3.70%, 3/15/2029	100,000	97,214
4.30%, 3/15/2049 (b)	115,000	94,855
4.75%, 2/7/2028	135,000	136,296
4.80%, 3/15/2028 (b)	900,000	910,440
Series GMTN, 4.85%, 2/7/2029	1,000,000	1,010,520
Security Description	Principal Amount	Value
Series MTN, 5.10%, 5/6/2027	$500,000	$507,010
3 mo. USD Term SOFR + 3.63%, 5.25%, 4/20/2046 (c)	319,000	314,292
5.80%, 1/15/2033	550,000	575,448
5 yr. CMT + 3.53%, 7.13%, 9/15/2053 (c)	467,000	482,878
Nevada Power Co.:
Series GG, 5.90%, 5/1/2053	116,000	116,046
6.00%, 3/15/2054	285,000	291,222
Series N, 6.65%, 4/1/2036	323,000	354,677
Series R, 6.75%, 7/1/2037	185,000	207,082
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/2028	200,000	184,530
2.25%, 6/1/2030	565,000	500,048
2.44%, 1/15/2032	1,319,000	1,127,191
3.50%, 4/1/2029	100,000	95,784
3.55%, 5/1/2027	1,138,000	1,116,515
4.63%, 7/15/2027	210,000	210,771
3 mo. USD Term SOFR + 2.41%, 4.80%, 12/1/2077 (b) (c)	293,000	279,545
4.85%, 2/4/2028 (b)	125,000	126,480
4.90%, 3/15/2029	200,000	201,680
5.00%, 7/15/2032	180,000	179,986
5.05%, 3/15/2030	250,000	253,372
5.05%, 2/28/2033 (b)	320,000	318,266
5.25%, 3/15/2034	422,000	422,490
5.30%, 3/15/2032	250,000	253,960
5.55%, 3/15/2054	235,000	224,705
3 mo. USD Term SOFR + 3.16%, 5.65%, 5/1/2079 (b) (c)	390,000	382,738
5.90%, 3/15/2055	200,000	199,732
5 yr. CMT + 2.05%, 6.38%, 8/15/2055 (c)	150,000	150,774
5 yr. CMT + 1.98%, 6.50%, 8/15/2055 (c)	200,000	202,388
5 yr. CMT + 2.46%, 6.75%, 6/15/2054 (c)	307,000	314,095
Northern States Power Co.:
2.25%, 4/1/2031	100,000	87,337
3.20%, 4/1/2052	554,000	372,360
5.35%, 11/1/2039	50,000	50,008
5.40%, 3/15/2054 (b)	155,000	150,335
5.65%, 6/15/2054	400,000	402,864
NorthWestern Corp. 4.18%, 11/15/2044	45,000	36,988
NSTAR Electric Co.:
4.40%, 3/1/2044	150,000	127,284
4.55%, 6/1/2052	100,000	84,119
4.85%, 3/1/2030	100,000	100,861
4.95%, 9/15/2052	200,000	180,502

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Oglethorpe Power Corp.:
4.50%, 4/1/2047	$275,000	$225,687
5.05%, 10/1/2048	455,000	402,015
5.25%, 9/1/2050	35,000	31,544
5.80%, 6/1/2054 (f)	100,000	98,054
5.90%, 2/1/2055 (f)	70,000	69,935
6.20%, 12/1/2053	270,000	275,910
Ohio Edison Co. 6.88%, 7/15/2036	400,000	449,076
Ohio Power Co. Series Q, 1.63%, 1/15/2031	110,000	91,962
Oklahoma Gas & Electric Co.:
3.85%, 8/15/2047	30,000	22,878
4.15%, 4/1/2047	30,000	23,808
5.40%, 1/15/2033	340,000	346,147
5.60%, 4/1/2053	300,000	292,080
5.80%, 4/1/2055 (e)	200,000	199,588
Oncor Electric Delivery Co. LLC:
2.75%, 5/15/2030	258,000	235,760
3.70%, 5/15/2050	100,000	72,773
3.75%, 4/1/2045	290,000	223,628
4.15%, 6/1/2032	143,000	135,917
4.50%, 3/20/2027 (f)	160,000	160,616
4.55%, 12/1/2041	433,000	381,681
4.65%, 11/1/2029	155,000	155,152
4.95%, 9/15/2052 (b)	150,000	133,731
5.35%, 4/1/2035 (f)	165,000	166,899
5.35%, 10/1/2052	465,000	436,933
5.55%, 6/15/2054	390,000	380,129
5.65%, 11/15/2033	130,000	135,000
5.80%, 4/1/2055 (f)	265,000	266,031
7.50%, 9/1/2038	295,000	348,132
Pacific Gas & Electric Co.:
2.10%, 8/1/2027	265,000	248,480
2.50%, 2/1/2031	1,245,000	1,070,501
3.25%, 6/1/2031	300,000	267,054
3.30%, 12/1/2027	100,000	95,905
3.30%, 8/1/2040	271,000	198,811
3.50%, 8/1/2050	475,000	315,262
4.20%, 6/1/2041	215,000	170,777
4.30%, 3/15/2045	273,000	213,415
4.40%, 3/1/2032	868,000	810,781
4.45%, 4/15/2042	35,000	28,648
4.50%, 7/1/2040	310,000	263,069
4.55%, 7/1/2030	210,000	203,003
4.60%, 6/15/2043	400,000	328,796
4.75%, 2/15/2044	275,000	228,525
4.95%, 7/1/2050	80,000	66,706
5.25%, 3/1/2052	209,000	180,120
5.45%, 6/15/2027	50,000	50,509
5.80%, 5/15/2034	300,000	303,021
5.90%, 6/15/2032 (b)	690,000	703,193
5.90%, 10/1/2054	275,000	260,010
6.15%, 1/15/2033	255,000	262,497
Security Description	Principal Amount	Value
6.15%, 3/1/2055	$200,000	$195,616
6.40%, 6/15/2033	1,147,000	1,198,592
6.70%, 4/1/2053	115,000	119,797
6.75%, 1/15/2053	890,000	929,783
6.95%, 3/15/2034	275,000	297,811
PacifiCorp:
2.70%, 9/15/2030	280,000	250,681
2.90%, 6/15/2052	50,000	30,004
3.30%, 3/15/2051	150,000	98,202
4.10%, 2/1/2042	128,000	103,315
4.15%, 2/15/2050	507,000	391,029
5.10%, 2/15/2029	155,000	157,646
5.30%, 2/15/2031	580,000	591,745
5.35%, 12/1/2053	160,000	146,557
5.45%, 2/15/2034	447,000	450,339
5.50%, 5/15/2054 (b)	500,000	468,585
5.75%, 4/1/2037	185,000	187,311
5.80%, 1/15/2055	1,043,000	1,016,977
6.00%, 1/15/2039	742,000	764,572
6.25%, 10/15/2037	330,000	347,351
7.70%, 11/15/2031	350,000	402,951
PECO Energy Co.:
3.05%, 3/15/2051	32,000	20,828
3.90%, 3/1/2048	120,000	93,842
4.38%, 8/15/2052	230,000	189,251
4.60%, 5/15/2052	300,000	257,088
4.90%, 6/15/2033 (b)	172,000	171,362
5.25%, 9/15/2054	10,000	9,471
Potomac Electric Power Co. 4.15%, 3/15/2043	535,000	447,099
PPL Capital Funding, Inc. 3.10%, 5/15/2026	300,000	294,969
PPL Electric Utilities Corp. 4.13%, 6/15/2044	200,000	167,240
Progress Energy, Inc.:
6.00%, 12/1/2039	300,000	307,902
7.75%, 3/1/2031	75,000	85,538
Public Service Co. of Colorado:
3.80%, 6/15/2047	25,000	18,866
4.10%, 6/15/2048	1,484,000	1,153,172
Series 39, 4.50%, 6/1/2052	150,000	124,292
5.25%, 4/1/2053	394,000	363,106
5.35%, 5/15/2034	325,000	326,742
5.75%, 5/15/2054	15,000	14,821
5.85%, 5/15/2055	250,000	248,405
6.50%, 8/1/2038	76,000	82,857
Public Service Co. of New Hampshire:
Series V, 2.20%, 6/15/2031	30,000	26,009
3.60%, 7/1/2049	40,000	29,344
5.15%, 1/15/2053	20,000	18,737
5.35%, 10/1/2033	145,000	148,103
Public Service Co. of Oklahoma Series J, 2.20%, 8/15/2031	43,000	36,491

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Public Service Electric & Gas Co.:
Series MTN, 3.20%, 8/1/2049	$20,000	$13,749
Series MTN, 3.60%, 12/1/2047	160,000	120,336
Series MTN, 3.65%, 9/1/2042	5,000	3,936
Series MTN, 3.80%, 3/1/2046	330,000	257,977
Series MTN, 3.85%, 5/1/2049	277,000	215,057
Series MTN, 4.65%, 3/15/2033	299,000	294,739
Series MTN, 4.90%, 12/15/2032	600,000	603,750
Series Q, 5.05%, 3/1/2035	115,000	115,595
Series MTN, 5.13%, 3/15/2053	45,000	42,282
5.20%, 8/1/2033	116,000	117,799
5.30%, 8/1/2054	190,000	182,343
5.45%, 8/1/2053	110,000	107,474
Series MTN, 5.45%, 3/1/2054	350,000	343,651
Series Q, 5.50%, 3/1/2055	75,000	73,955
Public Service Enterprise Group, Inc.:
2.45%, 11/15/2031	175,000	150,722
5.20%, 4/1/2029	705,000	718,148
5.45%, 4/1/2034	291,000	293,843
5.88%, 10/15/2028	225,000	234,016
6.13%, 10/15/2033	285,000	300,555
Puget Energy, Inc.:
4.10%, 6/15/2030	45,000	42,947
5.73%, 3/15/2035 (f)	500,000	499,145
Puget Sound Energy, Inc.:
4.22%, 6/15/2048	225,000	181,634
4.30%, 5/20/2045	546,000	451,116
5.45%, 6/1/2053	300,000	287,304
5.69%, 6/15/2054	116,000	114,820
San Diego Gas & Electric Co.:
Series VVV, 1.70%, 10/1/2030	876,000	745,371
2.50%, 5/15/2026	346,000	338,727
3.00%, 3/15/2032	50,000	43,854
3.70%, 3/15/2052	100,000	72,261
Series RRR, 3.75%, 6/1/2047	501,000	372,524
4.10%, 6/15/2049	372,000	289,282
4.15%, 5/15/2048	500,000	392,265
4.50%, 8/15/2040	55,000	48,871
5.35%, 4/1/2053	500,000	468,565
5.40%, 4/15/2035	210,000	211,640
5.55%, 4/15/2054	155,000	149,606
6.00%, 6/1/2039	60,000	62,748
Security Description	Principal Amount	Value
Sempra:
3.80%, 2/1/2038	$377,000	$309,615
4.00%, 2/1/2048	162,000	120,225
5 yr. CMT + 2.87%, 4.13%, 4/1/2052 (b) (c)	400,000	376,504
6.00%, 10/15/2039	58,000	58,771
Sierra Pacific Power Co.:
2.60%, 5/1/2026 (b)	389,000	381,485
5.90%, 3/15/2054	241,000	242,624
Southern California Edison Co.:
2.25%, 6/1/2030	1,207,000	1,053,156
Series G, 2.50%, 6/1/2031	69,000	59,288
2.75%, 2/1/2032	360,000	306,403
Series C, 3.60%, 2/1/2045	135,000	96,370
Series 2013-A, 3.90%, 3/15/2043	152,000	115,430
4.00%, 4/1/2047	814,000	605,974
4.05%, 3/15/2042	321,000	252,203
Series C, 4.13%, 3/1/2048	214,000	161,198
Series A, 4.20%, 3/1/2029	100,000	97,199
4.40%, 9/6/2026	300,000	298,611
4.50%, 9/1/2040	142,000	121,441
4.65%, 10/1/2043	310,000	259,823
4.88%, 2/1/2027	100,000	100,416
Series B, 4.88%, 3/1/2049	610,000	508,270
4.90%, 6/1/2026	100,000	100,104
5.25%, 3/15/2030 (b)	200,000	201,140
5.30%, 3/1/2028	310,000	313,642
Series E, 5.45%, 6/1/2052	483,000	433,362
Series 2006-A, 5.63%, 2/1/2036	100,000	98,642
5.70%, 3/1/2053	255,000	238,175
5.75%, 4/15/2054	100,000	93,850
5.88%, 12/1/2053	37,000	35,453
5.90%, 3/1/2055	125,000	120,255
5.95%, 11/1/2032	1,234,000	1,267,762
6.05%, 3/15/2039 (b)	56,000	56,526
6.20%, 9/15/2055	125,000	124,620
Southern Co.:
3.25%, 7/1/2026	768,000	756,050
Series A, 3.70%, 4/30/2030	150,000	142,902
Series 21-A, 5 yr. CMT + 2.92%, 3.75%, 9/15/2051 (c)	500,000	486,470
4.85%, 6/15/2028	220,000	222,464
5.20%, 6/15/2033	860,000	862,021
5.50%, 3/15/2029	610,000	628,825
5.70%, 10/15/2032	200,000	207,798
5.70%, 3/15/2034	707,000	730,967
Southern Power Co. 5.25%, 7/15/2043	103,000	96,416
Southwestern Electric Power Co.:
3.25%, 11/1/2051	53,000	34,454
Series L, 3.85%, 2/1/2048	350,000	255,472
5.30%, 4/1/2033	100,000	100,256

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Southwestern Public Service Co. 4.50%, 8/15/2041	$127,000	$109,794
System Energy Resources, Inc.:
5.30%, 12/15/2034	200,000	197,578
6.00%, 4/15/2028	213,000	220,517
Tampa Electric Co.:
2.40%, 3/15/2031	50,000	43,741
3.45%, 3/15/2051	265,000	184,588
4.30%, 6/15/2048	260,000	210,852
4.90%, 3/1/2029	100,000	100,963
5.00%, 7/15/2052	40,000	36,022
5.15%, 3/1/2035 (b)	250,000	248,095
Tucson Electric Power Co.:
3.25%, 5/15/2032	214,000	191,218
4.85%, 12/1/2048	200,000	175,206
5.20%, 9/15/2034	34,000	33,782
5.90%, 4/15/2055	200,000	201,680
Union Electric Co.:
2.95%, 6/15/2027	120,000	116,540
2.95%, 3/15/2030	60,000	55,495
5.13%, 3/15/2055	305,000	279,935
5.20%, 4/1/2034	200,000	201,598
5.25%, 4/15/2035 (e)	160,000	161,298
5.25%, 1/15/2054	674,000	630,985
5.45%, 3/15/2053	383,000	368,975
Virginia Electric & Power Co.:
Series B, 3.75%, 5/15/2027	51,000	50,325
Series A, 3.80%, 4/1/2028 (b)	1,224,000	1,202,433
Series B, 3.80%, 9/15/2047	862,000	651,991
4.00%, 1/15/2043	70,000	56,742
Series C, 4.63%, 5/15/2052	700,000	589,869
Series D, 4.65%, 8/15/2043	50,000	44,310
5.00%, 4/1/2033 (b)	300,000	297,177
5.15%, 3/15/2035	750,000	744,315
5.30%, 8/15/2033 (b)	200,000	201,944
5.35%, 1/15/2054	50,000	46,954
5.45%, 4/1/2053	250,000	238,923
5.55%, 8/15/2054 (b)	600,000	581,166
5.65%, 3/15/2055 (b)	750,000	736,177
6.35%, 11/30/2037	175,000	188,428
8.88%, 11/15/2038	150,000	197,990
WEC Energy Group, Inc.:
2.20%, 12/15/2028 (b)	151,000	138,523
4.75%, 1/15/2028 (b)	108,000	108,593
5.15%, 10/1/2027	612,000	620,329
5.60%, 9/12/2026	100,000	101,474
Wisconsin Electric Power Co.:
5.00%, 5/15/2029	200,000	203,436
5.05%, 10/1/2054 (b)	150,000	137,751
Wisconsin Power & Light Co. 5.38%, 3/30/2034	230,000	232,751
Xcel Energy, Inc.:
1.75%, 3/15/2027	130,000	123,111
Security Description	Principal Amount	Value
3.50%, 12/1/2049	$30,000	$20,494
4.60%, 6/1/2032	414,000	399,324
4.75%, 3/21/2028	200,000	200,778
5.45%, 8/15/2033	200,000	200,918
5.50%, 3/15/2034 (b)	190,000	190,694
5.60%, 4/15/2035	300,000	301,497
6.50%, 7/1/2036	525,000	561,225
		153,850,989
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Acuity Brands Lighting, Inc. 2.15%, 12/15/2030	532,000	459,978
Emerson Electric Co.:
0.88%, 10/15/2026 (b)	30,000	28,520
1.80%, 10/15/2027	671,000	630,901
2.20%, 12/21/2031	90,000	77,602
2.75%, 10/15/2050	100,000	62,972
2.80%, 12/21/2051	446,000	280,365
		1,540,338
ELECTRONICS — 0.8%
Allegion U.S. Holding Co., Inc.:
3.55%, 10/1/2027	304,000	295,658
5.60%, 5/29/2034	265,000	267,825
Amphenol Corp.:
2.20%, 9/15/2031	101,000	86,699
2.80%, 2/15/2030 (b)	581,000	536,350
5.00%, 1/15/2035 (b)	185,000	184,654
5.05%, 4/5/2027	225,000	228,294
5.05%, 4/5/2029	90,000	91,858
5.38%, 11/15/2054	115,000	113,226
Arrow Electronics, Inc.:
2.95%, 2/15/2032	172,000	147,573
3.88%, 1/12/2028	142,000	138,351
5.15%, 8/21/2029	160,000	160,786
5.88%, 4/10/2034	285,000	288,409
Avnet, Inc.:
4.63%, 4/15/2026	260,000	259,449
5.50%, 6/1/2032 (b)	138,000	136,868
6.25%, 3/15/2028 (b)	98,000	101,403
Flex Ltd.:
4.88%, 6/15/2029	100,000	99,454
6.00%, 1/15/2028	150,000	154,102
Fortive Corp. 3.15%, 6/15/2026	360,000	353,336
Honeywell International, Inc.:
1.10%, 3/1/2027	63,000	59,357
1.75%, 9/1/2031	627,000	524,166
1.95%, 6/1/2030	560,000	493,433
2.50%, 11/1/2026	1,306,000	1,269,615
3.81%, 11/21/2047	1,097,000	850,010
4.65%, 7/30/2027	390,000	392,707
4.70%, 2/1/2030 (b)	253,000	254,333
4.75%, 2/1/2032	200,000	199,634
4.95%, 9/1/2031	290,000	294,504
5.00%, 2/15/2033	458,000	460,450

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 3/1/2035	$175,000	$174,314
5.25%, 3/1/2054	25,000	23,753
5.35%, 3/1/2064	250,000	236,115
Hubbell, Inc. 3.15%, 8/15/2027	167,000	161,751
Jabil, Inc.:
1.70%, 4/15/2026	454,000	440,861
3.00%, 1/15/2031	625,000	559,456
3.95%, 1/12/2028	155,000	151,714
Keysight Technologies, Inc.:
3.00%, 10/30/2029	57,000	52,643
4.60%, 4/6/2027	345,000	344,496
TD SYNNEX Corp.:
1.75%, 8/9/2026	91,000	87,220
6.10%, 4/12/2034	716,000	736,055
Trimble, Inc.:
4.90%, 6/15/2028	60,000	60,121
6.10%, 3/15/2033	451,000	472,472
Tyco Electronics Group SA:
3.13%, 8/15/2027	454,000	441,279
7.13%, 10/1/2037	51,000	59,482
Vontier Corp.:
1.80%, 4/1/2026	419,000	406,246
2.40%, 4/1/2028	444,000	411,646
2.95%, 4/1/2031	100,000	86,824
		13,348,952
ENGINEERING & CONSTRUCTION — 0.0% (a)
Jacobs Engineering Group, Inc. 5.90%, 3/1/2033	171,000	175,756
MasTec, Inc. 5.90%, 6/15/2029	150,000	153,841
		329,597
ENTERTAINMENT — 0.3%
Warnermedia Holdings, Inc.:
3.76%, 3/15/2027	847,000	826,147
4.05%, 3/15/2029	547,000	515,252
4.28%, 3/15/2032 (b)	1,115,000	982,538
5.05%, 3/15/2042	1,315,000	1,051,093
5.14%, 3/15/2052	1,365,000	994,962
5.39%, 3/15/2062	715,000	516,073
		4,886,065
ENVIRONMENTAL CONTROL — 0.4%
Nature Conservancy Series A, 3.96%, 3/1/2052	100,000	81,340
Republic Services, Inc.:
1.45%, 2/15/2031	202,000	168,088
3.38%, 11/15/2027	570,000	556,041
4.75%, 7/15/2030	180,000	180,876
5.00%, 11/15/2029	80,000	81,213
5.00%, 12/15/2033	490,000	488,937
5.00%, 4/1/2034	300,000	299,169
5.15%, 3/15/2035	285,000	286,679
5.70%, 5/15/2041	5,000	5,070
Security Description	Principal Amount	Value
6.20%, 3/1/2040	$100,000	$107,993
Veralto Corp.:
5.45%, 9/18/2033 (b)	259,000	264,017
5.50%, 9/18/2026	70,000	70,868
Waste Connections, Inc.:
2.95%, 1/15/2052	974,000	616,318
3.20%, 6/1/2032	45,000	40,258
4.20%, 1/15/2033	110,000	104,464
5.00%, 3/1/2034 (b)	186,000	185,167
Waste Management, Inc.:
1.15%, 3/15/2028	290,000	265,074
1.50%, 3/15/2031	340,000	285,590
2.95%, 6/1/2041	71,000	52,884
3.15%, 11/15/2027	190,000	184,801
4.10%, 3/1/2045	75,000	62,494
4.15%, 4/15/2032 (b)	600,000	578,736
4.50%, 3/15/2028	300,000	301,521
4.63%, 2/15/2033 (b)	1,080,000	1,068,487
4.65%, 3/15/2030	300,000	301,398
4.80%, 3/15/2032 (b)	300,000	300,411
4.95%, 3/15/2035	315,000	313,390
5.35%, 10/15/2054	230,000	224,593
		7,475,877
FOOD — 1.4%
Campbell's Co.:
4.15%, 3/15/2028	417,000	412,542
4.75%, 3/23/2035 (b)	200,000	191,750
4.80%, 3/15/2048	55,000	48,132
5.20%, 3/19/2027	538,000	545,091
5.25%, 10/13/2054 (b)	212,000	192,723
Conagra Brands, Inc.:
1.38%, 11/1/2027	700,000	643,825
4.85%, 11/1/2028	104,000	104,231
5.30%, 10/1/2026	424,000	428,206
5.30%, 11/1/2038	32,000	30,423
5.40%, 11/1/2048 (b)	300,000	272,568
8.25%, 9/15/2030	127,000	145,862
Flowers Foods, Inc.:
2.40%, 3/15/2031	110,000	94,621
3.50%, 10/1/2026	227,000	222,880
5.75%, 3/15/2035 (b)	215,000	216,933
General Mills, Inc.:
3.20%, 2/10/2027	200,000	195,532
4.15%, 2/15/2043	1,210,000	991,534
4.20%, 4/17/2028	325,000	321,802
4.70%, 1/30/2027	60,000	60,206
4.88%, 1/30/2030	180,000	180,736
Hershey Co.:
3.13%, 11/15/2049	100,000	67,972
3.38%, 8/15/2046	415,000	305,083
4.50%, 5/4/2033	190,000	185,873
4.55%, 2/24/2028	40,000	40,351
4.75%, 2/24/2030	100,000	101,191
4.95%, 2/24/2032	100,000	100,941

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Hormel Foods Corp.:
1.80%, 6/11/2030 (b)	$531,000	$463,505
3.05%, 6/3/2051	145,000	95,451
4.80%, 3/30/2027	211,000	213,080
Ingredion, Inc. 3.20%, 10/1/2026	108,000	105,890
J.M. Smucker Co.:
2.13%, 3/15/2032	170,000	141,380
4.38%, 3/15/2045	25,000	20,799
6.20%, 11/15/2033 (b)	386,000	410,939
6.50%, 11/15/2053 (b)	120,000	129,724
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL:
2.50%, 1/15/2027	245,000	235,631
3.00%, 5/15/2032	290,000	249,348
3.63%, 1/15/2032	339,000	305,351
6.50%, 12/1/2052 (b)	1,745,000	1,816,353
6.75%, 3/15/2034	504,000	544,587
7.25%, 11/15/2053	250,000	282,320
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 6.38%, 2/25/2055 (f)	150,000	154,473
Kellanova:
3.25%, 4/1/2026	200,000	197,642
3.40%, 11/15/2027	563,000	548,621
5.75%, 5/16/2054	100,000	100,607
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	500,000	491,100
4.38%, 6/1/2046	730,000	596,841
5.00%, 6/4/2042	300,000	272,766
5.20%, 3/15/2032	125,000	126,320
5.20%, 7/15/2045	1,421,000	1,302,418
6.50%, 2/9/2040	300,000	322,293
6.75%, 3/15/2032	343,000	373,568
6.88%, 1/26/2039	283,000	314,277
Kroger Co.:
1.70%, 1/15/2031 (b)	585,000	492,406
2.65%, 10/15/2026	335,000	325,674
3.70%, 8/1/2027	150,000	147,430
4.45%, 2/1/2047	700,000	580,881
5.00%, 9/15/2034	300,000	293,319
5.00%, 4/15/2042	25,000	23,241
5.15%, 8/1/2043	481,000	447,917
5.40%, 1/15/2049	296,000	278,776
5.50%, 9/15/2054	310,000	292,528
5.65%, 9/15/2064	350,000	330,050
6.90%, 4/15/2038	85,000	95,522
McCormick & Co., Inc. 4.70%, 10/15/2034	335,000	320,347
Mondelez International, Inc.:
2.63%, 3/17/2027	300,000	289,749
2.75%, 4/13/2030	440,000	401,650
Pilgrim's Pride Corp.:
3.50%, 3/1/2032	500,000	440,325
Security Description	Principal Amount	Value
4.25%, 4/15/2031	$100,000	$94,065
6.25%, 7/1/2033	592,000	613,703
6.88%, 5/15/2034	347,000	374,458
Sysco Corp.:
2.40%, 2/15/2030 (b)	103,000	92,588
2.45%, 12/14/2031	77,000	66,279
3.25%, 7/15/2027	41,000	39,905
3.30%, 2/15/2050	100,000	66,869
4.50%, 4/1/2046	25,000	20,858
4.85%, 10/1/2045	10,000	8,871
5.10%, 9/23/2030	475,000	482,239
5.40%, 3/23/2035	200,000	201,262
5.75%, 1/17/2029	330,000	342,543
6.00%, 1/17/2034	400,000	424,416
6.60%, 4/1/2050	144,000	156,306
Tyson Foods, Inc.:
3.55%, 6/2/2027	730,000	715,436
4.55%, 6/2/2047	383,000	320,609
5.10%, 9/28/2048	623,000	561,049
5.15%, 8/15/2044	222,000	204,216
5.70%, 3/15/2034	101,000	103,331
		25,565,110
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA 3.88%, 11/2/2027	200,000	194,414
Georgia-Pacific LLC:
7.75%, 11/15/2029	75,000	84,973
8.88%, 5/15/2031	500,000	608,055
International Paper Co.:
5.15%, 5/15/2046	335,000	304,669
6.00%, 11/15/2041	300,000	304,758
7.30%, 11/15/2039	455,000	523,946
Suzano Austria GmbH:
3.75%, 1/15/2031	1,116,000	1,008,574
5.00%, 1/15/2030	559,000	546,613
		3,576,002
GAS — 0.7%
Atmos Energy Corp.:
4.13%, 3/15/2049	247,000	196,511
5.00%, 12/15/2054 (b)	360,000	325,490
5.90%, 11/15/2033	700,000	740,831
6.20%, 11/15/2053	473,000	505,855
CenterPoint Energy Resources Corp.:
4.40%, 7/1/2032	701,000	671,691
5.25%, 3/1/2028	1,020,000	1,040,380
5.40%, 3/1/2033	463,000	470,973
5.40%, 7/1/2034	150,000	151,494
National Fuel Gas Co.:
3.95%, 9/15/2027	100,000	98,145
5.50%, 10/1/2026	219,000	221,330
5.50%, 3/15/2030	250,000	254,437
5.95%, 3/15/2035	100,000	101,840

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
NiSource, Inc.:
1.70%, 2/15/2031	$400,000	$334,896
4.80%, 2/15/2044	1,013,000	896,971
5.25%, 3/30/2028	345,000	350,955
5.25%, 2/15/2043	435,000	405,855
5.35%, 4/1/2034	204,000	204,569
5.85%, 4/1/2055	300,000	298,032
5 yr. CMT + 2.53%, 6.38%, 3/31/2055 (c)	200,000	197,878
5 yr. CMT + 2.45%, 6.95%, 11/30/2054 (c)	150,000	152,504
ONE Gas, Inc.:
4.25%, 9/1/2032	1,000,000	950,060
4.50%, 11/1/2048	360,000	300,319
Piedmont Natural Gas Co., Inc.:
3.64%, 11/1/2046	200,000	144,526
5.05%, 5/15/2052	111,000	99,048
Southern California Gas Co.:
Series TT, 2.60%, 6/15/2026	200,000	195,670
2.95%, 4/15/2027	70,000	67,983
Series WW, 3.95%, 2/15/2050	150,000	113,579
Series UU, 4.13%, 6/1/2048	100,000	77,616
Series VV, 4.30%, 1/15/2049	170,000	136,269
5.20%, 6/1/2033	490,000	489,280
5.60%, 4/1/2054	100,000	97,157
5.75%, 6/1/2053	100,000	98,153
6.35%, 11/15/2052	194,000	207,186
Southern Co. Gas Capital Corp.:
Series 20-A, 1.75%, 1/15/2031	128,000	107,841
Series 21A, 3.15%, 9/30/2051	20,000	12,667
3.95%, 10/1/2046	119,000	91,217
4.40%, 6/1/2043	5,000	4,234
4.40%, 5/30/2047	80,000	65,322
5.75%, 9/15/2033	210,000	216,680
5.88%, 3/15/2041	18,000	18,253
Southwest Gas Corp.:
4.05%, 3/15/2032	32,000	29,920
5.45%, 3/23/2028	403,000	410,979
Washington Gas Light Co.:
Series MTN, 3.65%, 9/15/2049	200,000	147,634
Series K, 3.80%, 9/15/2046	16,000	12,211
		11,714,441
HAND & MACHINE TOOLS — 0.2%
Regal Rexnord Corp.:
6.05%, 4/15/2028	370,000	379,139
6.30%, 2/15/2030	165,000	171,536
6.40%, 4/15/2033	915,000	949,166
Security Description	Principal Amount	Value
Snap-on, Inc. 4.10%, 3/1/2048	$380,000	$309,164
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030	340,000	301,043
2.75%, 11/15/2050	572,000	327,562
3.00%, 5/15/2032	305,000	265,002
		2,702,612
HEALTH CARE PRODUCTS — 0.9%
Abbott Laboratories:
1.15%, 1/30/2028 (b)	118,000	109,131
3.75%, 11/30/2026	1,452,000	1,443,912
4.90%, 11/30/2046	800,000	756,864
Agilent Technologies, Inc.:
2.30%, 3/12/2031	93,000	80,799
3.05%, 9/22/2026	10,000	9,788
4.20%, 9/9/2027	250,000	248,507
Baxter International, Inc.:
1.92%, 2/1/2027	756,000	721,133
2.27%, 12/1/2028	742,000	681,661
2.54%, 2/1/2032 (b)	234,000	200,540
3.95%, 4/1/2030	65,000	62,555
Dentsply Sirona, Inc. 3.25%, 6/1/2030 (b)	500,000	448,090
DH Europe Finance II SARL:
2.60%, 11/15/2029 (b)	1,700,000	1,566,516
3.40%, 11/15/2049	162,000	115,998
GE HealthCare Technologies, Inc.:
5.86%, 3/15/2030	300,000	313,221
5.91%, 11/22/2032 (b)	1,010,000	1,064,914
Koninklijke Philips NV 6.88%, 3/11/2038	100,000	110,220
Medtronic Global Holdings SCA:
4.25%, 3/30/2028	200,000	199,844
4.50%, 3/30/2033	410,000	400,697
Medtronic, Inc. 4.63%, 3/15/2045	900,000	807,381
Revvity, Inc. 3.30%, 9/15/2029	180,000	168,469
Smith & Nephew PLC 5.15%, 3/20/2027	601,000	606,469
Solventum Corp.:
5.40%, 3/1/2029	100,000	102,006
5.45%, 2/25/2027	350,000	355,138
5.60%, 3/23/2034	310,000	314,486
5.90%, 4/30/2054 (b)	400,000	395,472
6.00%, 5/15/2064	300,000	294,879
STERIS Irish FinCo UnLtd Co.:
2.70%, 3/15/2031	169,000	149,648
3.75%, 3/15/2051	150,000	108,179
Stryker Corp.:
1.95%, 6/15/2030	24,000	21,030
4.63%, 9/11/2034 (b)	25,000	24,357
4.63%, 3/15/2046 (b)	300,000	266,949

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.85%, 2/10/2030	$1,000,000	$1,009,750
5.20%, 2/10/2035	235,000	237,073
Thermo Fisher Scientific, Inc.:
2.00%, 10/15/2031 (b)	250,000	213,990
2.60%, 10/1/2029	122,000	112,870
2.80%, 10/15/2041	225,000	160,981
4.80%, 11/21/2027	95,000	96,208
4.98%, 8/10/2030	295,000	300,832
5.00%, 12/5/2026	325,000	328,377
5.00%, 1/31/2029 (b)	600,000	612,954
5.09%, 8/10/2033	300,000	303,378
5.20%, 1/31/2034	75,000	76,160
5.30%, 2/1/2044	300,000	293,388
Zimmer Biomet Holdings, Inc.:
4.70%, 2/19/2027	200,000	200,652
5.05%, 2/19/2030	210,000	212,188
5.35%, 12/1/2028 (b)	50,000	51,131
5.50%, 2/19/2035	250,000	254,265
		16,613,050
HEALTH CARE SERVICES — 3.7%
Adventist Health System:
5.43%, 3/1/2032	392,000	396,422
5.76%, 12/1/2034	300,000	300,645
Advocate Health & Hospitals Corp.:
Series 2020, 2.21%, 6/15/2030	253,000	225,512
3.39%, 10/15/2049	100,000	72,053
4.27%, 8/15/2048	50,000	42,444
Aetna, Inc.:
6.63%, 6/15/2036	626,000	668,017
6.75%, 12/15/2037	65,000	69,935
AHS Hospital Corp.:
Series 2021, 2.78%, 7/1/2051	100,000	62,468
5.02%, 7/1/2045	10,000	9,491
Ascension Health:
Series B, 2.53%, 11/15/2029	318,000	291,905
3.95%, 11/15/2046	200,000	162,310
4.85%, 11/15/2053	245,000	224,721
Banner Health Series 2020, 3.18%, 1/1/2050	100,000	68,587
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	154,000	108,775
Baylor Scott & White Holdings:
Series 2021, 1.78%, 11/15/2030	255,000	219,025
Series 2021, 2.84%, 11/15/2050	374,000	239,188
4.19%, 11/15/2045	85,000	71,301
Security Description	Principal Amount	Value
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	$100,000	$63,844
Bon Secours Mercy Health, Inc.:
Series 20-2, 3.21%, 6/1/2050	150,000	103,010
3.46%, 6/1/2030	225,000	214,308
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	100,000	69,142
Cedars-Sinai Health System Series 2021, 2.29%, 8/15/2031	100,000	85,312
Centene Corp.:
2.50%, 3/1/2031	619,000	522,318
2.63%, 8/1/2031	21,000	17,671
3.00%, 10/15/2030	1,000,000	874,920
3.38%, 2/15/2030	1,011,000	915,046
4.25%, 12/15/2027	600,000	585,852
4.63%, 12/15/2029	834,000	799,089
Children's Health System of Texas 2.51%, 8/15/2050	70,000	42,046
Children's Hospital Series 2020, 2.93%, 7/15/2050	100,000	63,689
Cigna Group:
2.38%, 3/15/2031	490,000	427,540
2.40%, 3/15/2030	502,000	450,776
3.05%, 10/15/2027	250,000	241,822
3.40%, 3/1/2027	990,000	970,952
3.40%, 3/15/2050	1,050,000	708,057
3.40%, 3/15/2051	250,000	167,417
3.88%, 10/15/2047	393,000	292,938
4.80%, 8/15/2038	400,000	373,424
4.80%, 7/15/2046	294,000	255,645
5.13%, 5/15/2031	150,000	152,070
5.25%, 2/15/2034	650,000	652,860
5.40%, 3/15/2033 (b)	240,000	244,241
5.60%, 2/15/2054	404,000	384,996
City of Hope:
Series 2018, 4.38%, 8/15/2048	193,000	158,393
Series 2013, 5.62%, 11/15/2043	200,000	195,418
Cleveland Clinic Foundation 4.86%, 1/1/2114 (b)	105,000	90,328
CommonSpirit Health:
2.78%, 10/1/2030	711,000	638,997
3.35%, 10/1/2029	300,000	282,384
AGM, 3.82%, 10/1/2049	22,000	16,569
3.91%, 10/1/2050	55,000	40,614
4.35%, 11/1/2042	600,000	502,434
5.21%, 12/1/2031	275,000	277,497
5.32%, 12/1/2034	160,000	158,475

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
6.07%, 11/1/2027	$180,000	$185,945
6.46%, 11/1/2052	100,000	106,418
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050 (b)	150,000	96,543
Corewell Health Obligated Group Series 19A, 3.49%, 7/15/2049	100,000	73,711
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	150,000	117,513
Dignity Health 5.27%, 11/1/2064	650,000	583,804
Elevance Health, Inc.:
3.13%, 5/15/2050	280,000	182,137
3.60%, 3/15/2051	128,000	90,652
3.65%, 12/1/2027	195,000	191,213
3.70%, 9/15/2049	62,000	44,854
4.10%, 3/1/2028 (b)	52,000	51,442
4.50%, 10/30/2026	70,000	70,031
4.55%, 3/1/2048	730,000	610,667
4.63%, 5/15/2042	552,000	486,345
4.65%, 8/15/2044	313,000	272,038
4.75%, 2/15/2030 (b)	145,000	145,770
4.75%, 2/15/2033 (b)	250,000	244,605
4.95%, 11/1/2031	195,000	195,620
5.10%, 1/15/2044	850,000	784,771
5.13%, 2/15/2053 (b)	535,000	479,906
5.15%, 6/15/2029	187,000	190,759
5.65%, 6/15/2054	500,000	482,200
5.70%, 2/15/2055	532,000	518,493
5.85%, 11/1/2064	228,000	222,667
6.10%, 10/15/2052	215,000	219,863
Hackensack Meridian Health, Inc.:
Series 2020, 2.88%, 9/1/2050	110,000	70,733
4.21%, 7/1/2048 (b)	135,000	112,464
4.50%, 7/1/2057	125,000	105,599
Hartford HealthCare Corp. 3.45%, 7/1/2054	162,000	114,920
HCA, Inc.:
2.38%, 7/15/2031	573,000	487,451
3.38%, 3/15/2029	100,000	94,554
3.50%, 7/15/2051	220,000	145,121
3.63%, 3/15/2032 (b)	414,000	374,277
4.13%, 6/15/2029	300,000	291,351
4.50%, 2/15/2027	427,000	425,582
4.63%, 3/15/2052	273,000	216,737
5.00%, 3/1/2028 (b)	400,000	403,232
5.20%, 6/1/2028 (b)	104,000	105,230
5.25%, 3/1/2030	86,000	86,998
5.25%, 6/15/2049	1,100,000	965,932
5.38%, 9/1/2026	700,000	703,787
5.45%, 4/1/2031	583,000	591,996
Security Description	Principal Amount	Value
5.45%, 9/15/2034	$200,000	$197,986
5.50%, 3/1/2032	300,000	302,580
5.50%, 6/1/2033	461,000	462,374
5.50%, 6/15/2047	500,000	460,760
5.60%, 4/1/2034	350,000	351,396
5.63%, 9/1/2028 (b)	1,600,000	1,636,544
5.75%, 3/1/2035	200,000	201,778
5.88%, 2/1/2029	200,000	206,162
5.90%, 6/1/2053	250,000	238,470
5.95%, 9/15/2054	300,000	287,763
6.00%, 4/1/2054	265,000	256,478
6.10%, 4/1/2064 (b)	160,000	153,987
6.20%, 3/1/2055	125,000	124,059
Hoag Memorial Hospital Presbyterian 3.80%, 7/15/2052	702,000	535,956
Humana, Inc.:
1.35%, 2/3/2027	200,000	188,390
4.63%, 12/1/2042	400,000	333,992
4.88%, 4/1/2030	43,000	42,761
5.38%, 4/15/2031	155,000	156,178
5.50%, 3/15/2053	275,000	246,403
5.55%, 5/1/2035	270,000	266,946
5.75%, 3/1/2028	98,000	100,711
5.75%, 4/15/2054	300,000	278,607
5.88%, 3/1/2033	200,000	204,444
5.95%, 3/15/2034 (b)	500,000	511,415
6.00%, 5/1/2055	400,000	382,688
Icon Investments Six DAC 6.00%, 5/8/2034	1,500,000	1,530,330
Indiana University Health, Inc. Obligated Group 3.97%, 11/1/2048	100,000	79,807
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	300,000	221,319
Iowa Health System Series 2020, 3.67%, 2/15/2050	100,000	74,377
IQVIA, Inc.:
5.70%, 5/15/2028	945,000	963,947
6.25%, 2/1/2029	400,000	417,104
Kaiser Foundation Hospitals:
Series 2021, 3.00%, 6/1/2051	249,000	161,780
Series 2019, 3.27%, 11/1/2049	550,000	382,937
4.15%, 5/1/2047	577,000	478,985
4.88%, 4/1/2042	60,000	55,978
Laboratory Corp. of America Holdings:
2.95%, 12/1/2029	100,000	92,488
4.35%, 4/1/2030	240,000	234,974
4.70%, 2/1/2045 (b)	416,000	360,356
4.80%, 10/1/2034 (b)	400,000	385,096

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Mass General Brigham, Inc.:
Series 2020, 3.34%, 7/1/2060	$160,000	$105,765
Series 2015, 4.12%, 7/1/2055	50,000	39,857
Mayo Clinic Series 2021, 3.20%, 11/15/2061	100,000	64,062
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	119,000	102,485
Memorial Health Services 3.45%, 11/1/2049	150,000	107,784
Memorial Sloan-Kettering Cancer Center:
Series 2020, 2.96%, 1/1/2050	175,000	115,189
4.13%, 7/1/2052 (b)	30,000	24,257
Methodist Hospital Series 20A, 2.71%, 12/1/2050	450,000	278,824
Montefiore Obligated Group:
4.29%, 9/1/2050	110,000	77,895
Series 18-C, 5.25%, 11/1/2048	100,000	85,356
Mount Sinai Hospital:
Series 2020, 3.39%, 7/1/2050	100,000	61,540
Series 2019, 3.74%, 7/1/2049	420,000	283,559
Series 2017, 3.98%, 7/1/2048	100,000	73,619
MultiCare Health System 2.80%, 8/15/2050	90,000	54,256
New York & Presbyterian Hospital:
2.61%, 8/1/2060	150,000	83,594
Series 2019, 3.95%, 8/1/2119 (b)	270,000	188,395
4.02%, 8/1/2045	200,000	166,134
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	100,000	74,430
3.98%, 11/1/2046	100,000	77,477
4.26%, 11/1/2047	300,000	242,217
Novant Health, Inc.:
3.17%, 11/1/2051	150,000	99,447
3.32%, 11/1/2061	100,000	64,044
NYU Langone Hospitals:
Series 2020, 3.38%, 7/1/2055 (b)	70,000	48,175
Series 13-A, 5.75%, 7/1/2043	55,000	56,893
Ochsner LSU Health System of North Louisiana Series 2021, 2.51%, 5/15/2031	379,000	303,469
OhioHealth Corp. 2.30%, 11/15/2031	117,000	101,779
Security Description	Principal Amount	Value
Orlando Health Obligated Group 5.48%, 10/1/2035	$250,000	$254,840
PeaceHealth Obligated Group:
Series 2020, 3.22%, 11/15/2050	100,000	65,449
Series 2018, 4.79%, 11/15/2048	80,000	68,384
Piedmont Healthcare, Inc.:
Series 2042, 2.72%, 1/1/2042	100,000	69,942
2.86%, 1/1/2052	263,000	163,231
Providence St. Joseph Health Obligated Group:
Series H, 2.75%, 10/1/2026	64,000	62,377
Series I, 3.74%, 10/1/2047	81,000	59,692
5.40%, 10/1/2033	543,000	547,730
Quest Diagnostics, Inc.:
4.60%, 12/15/2027 (b)	233,000	234,300
4.63%, 12/15/2029	630,000	627,518
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050 (b)	150,000	94,250
Stanford Health Care:
Series 2020, 3.31%, 8/15/2030	300,000	281,544
Series 2018, 3.80%, 11/15/2048	300,000	233,820
Sutter Health:
Series 20A, 2.29%, 8/15/2030	235,000	208,572
Series 2018, 3.70%, 8/15/2028	100,000	97,463
5.16%, 8/15/2033	592,000	596,399
Texas Health Resources 2.33%, 11/15/2050	100,000	57,297
Toledo Hospital AGM, 5.75%, 11/15/2038	300,000	299,772
Trinity Health Corp.:
Series 2019, 3.43%, 12/1/2048	50,000	37,796
4.13%, 12/1/2045	150,000	125,598
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	150,000	139,812
UnitedHealth Group, Inc.:
2.00%, 5/15/2030	630,000	556,674
2.30%, 5/15/2031	225,000	196,888
2.75%, 5/15/2040	94,000	67,787
2.95%, 10/15/2027	361,000	349,369
3.05%, 5/15/2041	50,000	36,803
3.13%, 5/15/2060	300,000	181,410
3.25%, 5/15/2051	1,719,000	1,148,258
3.50%, 8/15/2039	25,000	20,332
3.70%, 8/15/2049	179,000	131,320
3.88%, 8/15/2059	250,000	178,910
4.20%, 5/15/2032	300,000	288,195

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.20%, 1/15/2047	$300,000	$244,122
4.25%, 1/15/2029 (b)	150,000	149,112
4.25%, 4/15/2047	200,000	164,562
4.25%, 6/15/2048	550,000	446,215
4.38%, 3/15/2042	100,000	86,636
4.45%, 12/15/2048	190,000	158,481
4.50%, 4/15/2033	250,000	241,715
4.60%, 4/15/2027	250,000	251,645
4.63%, 11/15/2041	160,000	143,434
4.70%, 4/15/2029	155,000	156,249
4.75%, 7/15/2026	500,000	503,295
4.75%, 7/15/2045	550,000	491,507
4.75%, 5/15/2052	1,075,000	928,305
4.90%, 4/15/2031	500,000	505,700
4.95%, 1/15/2032	400,000	402,488
5.05%, 4/15/2053	367,000	331,463
5.20%, 4/15/2063	477,000	430,054
5.25%, 2/15/2028	1,500,000	1,537,560
5.35%, 2/15/2033	436,000	446,952
5.38%, 4/15/2054	515,000	487,808
5.50%, 7/15/2044	1,320,000	1,299,949
5.50%, 4/15/2064	510,000	482,185
5.63%, 7/15/2054	500,000	490,705
5.75%, 7/15/2064	500,000	492,145
5.88%, 2/15/2053	262,000	265,186
6.05%, 2/15/2063	645,000	663,957
6.63%, 11/15/2037	325,000	364,942
Universal Health Services, Inc.:
2.65%, 10/15/2030	200,000	175,262
2.65%, 1/15/2032	215,000	179,701
4.63%, 10/15/2029	200,000	194,826
UPMC:
Series 2021, 1.80%, 4/15/2026	55,000	53,040
5.04%, 5/15/2033 (b)	632,000	627,728
5.38%, 5/15/2043	200,000	193,698
WakeMed Series A, 3.29%, 10/1/2052 (b)	50,000	34,083
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	100,000	64,631
Willis-Knighton Medical Center Series 2018, 4.81%, 9/1/2048	129,000	112,841
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	200,000	118,218
		65,167,764
HOME BUILDERS — 0.2%
DR Horton, Inc.:
1.30%, 10/15/2026	522,000	497,367
1.40%, 10/15/2027 (b)	110,000	101,856
Security Description	Principal Amount	Value
5.00%, 10/15/2034	$210,000	$204,559
5.50%, 10/15/2035	180,000	180,954
Lennar Corp. 5.25%, 6/1/2026	100,000	100,341
MDC Holdings, Inc.:
2.50%, 1/15/2031	25,000	21,750
6.00%, 1/15/2043	438,000	428,741
Meritage Homes Corp. 5.65%, 3/15/2035 (b)	145,000	143,084
NVR, Inc. 3.00%, 5/15/2030	199,000	182,419
PulteGroup, Inc.:
5.00%, 1/15/2027 (b)	399,000	401,370
7.88%, 6/15/2032	437,000	500,951
Toll Brothers Finance Corp.:
3.80%, 11/1/2029	86,000	81,880
4.35%, 2/15/2028	180,000	177,532
4.88%, 3/15/2027	80,000	80,049
		3,102,853
HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc.:
3.50%, 11/15/2027	200,000	191,858
3.50%, 11/15/2051	365,000	220,288
4.40%, 3/15/2029 (b)	506,000	479,769
Whirlpool Corp.:
4.60%, 5/15/2050	150,000	112,098
4.75%, 2/26/2029 (b)	570,000	561,587
5.50%, 3/1/2033 (b)	264,000	259,042
5.75%, 3/1/2034 (b)	150,000	146,631
		1,971,273
HOUSEHOLD PRODUCTS — 0.5%
Colgate-Palmolive Co. 3.25%, 8/15/2032	170,000	156,104
Estee Lauder Cos., Inc.:
2.38%, 12/1/2029	200,000	181,024
3.13%, 12/1/2049	496,000	319,255
4.15%, 3/15/2047	470,000	368,743
4.38%, 5/15/2028 (b)	40,000	39,932
4.65%, 5/15/2033 (b)	424,000	411,946
5.00%, 2/14/2034	200,000	198,224
6.00%, 5/15/2037	25,000	26,515
Haleon U.S. Capital LLC:
3.38%, 3/24/2027	795,000	779,275
3.63%, 3/24/2032	1,175,000	1,080,565
Kenvue, Inc. 5.20%, 3/22/2063	200,000	186,106
Procter & Gamble Co.:
1.00%, 4/23/2026	200,000	193,444
1.90%, 2/1/2027 (b)	306,000	294,987
2.30%, 2/1/2032 (b)	208,000	183,529
2.45%, 11/3/2026	291,000	283,678
2.80%, 3/25/2027	450,000	439,447
2.85%, 8/11/2027	100,000	97,261
3.00%, 3/25/2030	560,000	527,083

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.55%, 3/25/2040 (b)	$50,000	$42,217
3.60%, 3/25/2050	70,000	53,524
4.15%, 10/24/2029	145,000	145,164
4.55%, 1/29/2034	150,000	149,180
Unilever Capital Corp.:
1.38%, 9/14/2030	72,000	61,274
1.75%, 8/12/2031 (b)	491,000	416,869
2.13%, 9/6/2029	209,000	190,526
2.90%, 5/5/2027	325,000	316,823
3.50%, 3/22/2028	219,000	214,793
5.90%, 11/15/2032	710,000	766,843
		8,124,331
HOUSEHOLD PRODUCTS & WARES — 0.1%
Avery Dennison Corp. 2.25%, 2/15/2032	200,000	165,956
Church & Dwight Co., Inc.:
5.00%, 6/15/2052	110,000	99,731
5.60%, 11/15/2032	136,000	141,862
Clorox Co.:
1.80%, 5/15/2030	350,000	304,664
3.10%, 10/1/2027	700,000	678,762
3.90%, 5/15/2028	193,000	190,161
Kimberly-Clark Corp.:
2.88%, 2/7/2050	50,000	32,967
3.10%, 3/26/2030	200,000	187,474
3.20%, 7/30/2046	750,000	532,635
3.90%, 5/4/2047	265,000	212,093
		2,546,305
INSURANCE — 2.8%
ACE Capital Trust II 9.70%, 4/1/2030	230,000	272,939
Aflac, Inc. 4.75%, 1/15/2049	619,000	540,926
Alleghany Corp.:
3.63%, 5/15/2030 (b)	95,000	90,942
4.90%, 9/15/2044	20,000	18,395
Allstate Corp.:
4.50%, 6/15/2043	135,000	115,775
5.35%, 6/1/2033	500,000	507,290
3 mo. USD Term SOFR + 2.12%, 6.50%, 5/15/2067 (c)	415,000	423,047
American Financial Group, Inc. 4.50%, 6/15/2047	150,000	124,373
American International Group, Inc.:
4.75%, 4/1/2048	170,000	149,785
5.13%, 3/27/2033 (b)	380,000	379,928
Series A-9, 3 mo. USD Term SOFR + 2.87%, 5.75%, 4/1/2048 (b) (c)	100,000	99,340
American National Group, Inc.:
5.00%, 6/15/2027	132,000	131,976
5.75%, 10/1/2029	350,000	353,045
Security Description	Principal Amount	Value
Aon Corp.:
2.80%, 5/15/2030	$100,000	$91,049
8.21%, 1/1/2027	55,000	58,102
Aon Corp./Aon Global Holdings PLC:
2.60%, 12/2/2031	50,000	43,472
2.85%, 5/28/2027	254,000	246,131
2.90%, 8/23/2051	200,000	122,702
3.90%, 2/28/2052	200,000	148,218
5.00%, 9/12/2032 (b)	150,000	150,162
5.35%, 2/28/2033 (b)	393,000	399,394
Aon Global Ltd. 4.60%, 6/14/2044	416,000	357,918
Aon North America, Inc.:
5.13%, 3/1/2027	85,000	85,943
5.15%, 3/1/2029	232,000	235,870
5.30%, 3/1/2031	65,000	66,425
5.45%, 3/1/2034	350,000	356,258
5.75%, 3/1/2054	37,000	36,488
Arch Capital Group U.S., Inc. 5.14%, 11/1/2043	688,000	637,611
Arthur J Gallagher & Co.:
3.50%, 5/20/2051	274,000	190,794
4.60%, 12/15/2027	500,000	500,990
4.85%, 12/15/2029	165,000	165,939
5.00%, 2/15/2032	200,000	199,948
5.55%, 2/15/2055	260,000	249,491
6.50%, 2/15/2034	430,000	466,008
Assurant, Inc. 3.70%, 2/22/2030	180,000	169,781
Assured Guaranty U.S. Holdings, Inc. 3.60%, 9/15/2051	123,000	85,034
Athene Holding Ltd.:
3.45%, 5/15/2052	100,000	64,076
4.13%, 1/12/2028	550,000	542,267
5.88%, 1/15/2034 (b)	200,000	203,068
6.15%, 4/3/2030	100,000	105,117
6.25%, 4/1/2054	360,000	359,690
5 yr. CMT + 2.61%, 6.63%, 10/15/2054 (c)	40,000	39,655
6.65%, 2/1/2033 (b)	377,000	401,215
AXA SA 8.60%, 12/15/2030	250,000	294,810
AXIS Specialty Finance LLC 5 yr. CMT + 3.19%, 4.90%, 1/15/2040 (c)	120,000	112,862
AXIS Specialty Finance PLC 4.00%, 12/6/2027	301,000	296,046
Berkshire Hathaway Finance Corp.:
2.30%, 3/15/2027	100,000	96,699
2.85%, 10/15/2050 (b)	800,000	512,464
2.88%, 3/15/2032	100,000	90,336
3.85%, 3/15/2052	571,000	439,773
4.20%, 8/15/2048	393,000	327,377

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 1/15/2049	$350,000	$294,976
4.30%, 5/15/2043	380,000	334,905
4.40%, 5/15/2042	228,000	209,550
5.75%, 1/15/2040	120,000	128,611
Brighthouse Financial, Inc.:
3.70%, 6/22/2027	300,000	293,715
4.70%, 6/22/2047	508,000	395,757
5.63%, 5/15/2030	50,000	51,726
Brown & Brown, Inc.:
2.38%, 3/15/2031	150,000	128,766
4.20%, 3/17/2032	200,000	187,368
Chubb Corp. Series 1, 6.50%, 5/15/2038	100,000	111,895
Chubb INA Holdings LLC:
3.05%, 12/15/2061	137,000	83,960
3.35%, 5/3/2026	50,000	49,464
4.15%, 3/13/2043	227,000	191,011
4.65%, 8/15/2029	500,000	504,125
5.00%, 3/15/2034	455,000	455,701
Cincinnati Financial Corp. 6.13%, 11/1/2034	268,000	281,269
CNA Financial Corp.:
5.13%, 2/15/2034	110,000	109,164
5.50%, 6/15/2033	215,000	219,031
CNO Financial Group, Inc.:
5.25%, 5/30/2029	67,000	67,032
6.45%, 6/15/2034	277,000	288,930
Corebridge Financial, Inc.:
3.65%, 4/5/2027	424,000	416,567
3.90%, 4/5/2032 (b)	320,000	295,661
5.75%, 1/15/2034 (b)	529,000	542,352
5 yr. CMT + 2.65%, 6.38%, 9/15/2054 (c)	200,000	198,792
5 yr. CMT + 3.85%, 6.88%, 12/15/2052 (c)	470,000	479,818
Enstar Finance LLC 5 yr. CMT + 4.01%, 5.50%, 1/15/2042 (c)	125,000	121,754
Enstar Group Ltd.:
3.10%, 9/1/2031	769,000	663,955
4.95%, 6/1/2029 (b)	100,000	99,523
Equitable Holdings, Inc.:
4.35%, 4/20/2028	502,000	497,527
5 yr. CMT + 2.39%, 6.70%, 3/28/2055 (c)	200,000	198,822
Essent Group Ltd. 6.25%, 7/1/2029	351,000	361,344
Everest Reinsurance Holdings, Inc.:
3.50%, 10/15/2050	300,000	201,705
4.87%, 6/1/2044	230,000	201,804
F&G Annuities & Life, Inc.:
6.25%, 10/4/2034	200,000	193,900
6.50%, 6/4/2029	100,000	101,747
7.40%, 1/13/2028	548,000	571,635
Security Description	Principal Amount	Value
Fairfax Financial Holdings Ltd.:
4.85%, 4/17/2028	$130,000	$130,233
6.10%, 3/15/2055 (f)	463,000	455,416
6.35%, 3/22/2054	355,000	361,536
Fidelity National Financial, Inc. 3.20%, 9/17/2051	500,000	307,215
First American Financial Corp.:
2.40%, 8/15/2031	78,000	65,859
4.00%, 5/15/2030	120,000	114,395
5.45%, 9/30/2034	443,000	432,939
Globe Life, Inc.:
2.15%, 8/15/2030	540,000	467,872
5.85%, 9/15/2034	450,000	460,260
Hanover Insurance Group, Inc. 4.50%, 4/15/2026	400,000	398,668
Hartford Insurance Group, Inc.:
4.30%, 4/15/2043	30,000	25,534
6.10%, 10/1/2041	200,000	205,908
Jackson Financial, Inc.:
3.13%, 11/23/2031	23,000	20,016
4.00%, 11/23/2051	1,000	687
5.17%, 6/8/2027	78,000	78,618
Kemper Corp.:
2.40%, 9/30/2030	51,000	44,283
3.80%, 2/23/2032	131,000	117,645
Lincoln National Corp.:
3.40%, 1/15/2031 (b)	250,000	229,650
3.80%, 3/1/2028 (b)	201,000	196,258
4.38%, 6/15/2050	100,000	79,239
7.00%, 6/15/2040	384,000	431,762
Manulife Financial Corp. 5 yr. USD ICE Swap + 1.65%, 4.06%, 2/24/2032 (b) (c)	922,000	905,524
Markel Group, Inc.:
3.50%, 11/1/2027	50,000	48,764
4.15%, 9/17/2050	123,000	94,347
4.30%, 11/1/2047	100,000	80,004
5.00%, 4/5/2046	155,000	137,242
6.00%, 5/16/2054	348,000	350,178
Marsh & McLennan Cos., Inc.:
2.38%, 12/15/2031	660,000	568,036
4.20%, 3/1/2048	1,110,000	911,410
4.65%, 3/15/2030	65,000	65,129
4.85%, 11/15/2031	427,000	428,311
4.90%, 3/15/2049	760,000	686,759
5.15%, 3/15/2034 (b)	20,000	20,190
5.35%, 11/15/2044	200,000	195,484
5.40%, 9/15/2033 (b)	25,000	25,707
5.40%, 3/15/2055	80,000	77,082
5.45%, 3/15/2054	350,000	338,793
5.88%, 8/1/2033	300,000	317,415
6.25%, 11/1/2052	40,000	42,984
Mercury General Corp. 4.40%, 3/15/2027	200,000	196,730

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
MetLife, Inc.:
4.05%, 3/1/2045	$500,000	$405,710
4.13%, 8/13/2042	985,000	828,326
4.55%, 3/23/2030 (b)	136,000	136,136
4.72%, 12/15/2044	801,000	710,479
4.88%, 11/13/2043	237,000	216,395
5.25%, 1/15/2054 (b)	100,000	94,899
5.38%, 7/15/2033 (b)	100,000	103,017
5.88%, 2/6/2041	272,000	282,589
Series G, 5 yr. CMT + 2.08%, 6.35%, 3/15/2055 (c)	500,000	501,135
6.40%, 12/15/2066	251,000	254,677
MGIC Investment Corp. 5.25%, 8/15/2028	200,000	197,946
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	183,000	181,071
Old Republic International Corp.:
3.85%, 6/11/2051	200,000	142,158
5.75%, 3/28/2034	300,000	306,714
PartnerRe Finance B LLC 5 yr. CMT + 3.82%, 4.50%, 10/1/2050 (c)	695,000	646,350
Primerica, Inc. 2.80%, 11/19/2031	400,000	346,904
Principal Financial Group, Inc.:
2.13%, 6/15/2030	140,000	122,734
3.10%, 11/15/2026	479,000	467,940
5.38%, 3/15/2033	810,000	823,729
5.50%, 3/15/2053	50,000	48,935
Progressive Corp.:
4.13%, 4/15/2047	250,000	204,465
4.35%, 4/25/2044	125,000	107,333
4.95%, 6/15/2033 (b)	1,300,000	1,304,849
6.25%, 12/1/2032 (b)	124,000	134,390
Prudential Financial, Inc.:
5 yr. CMT + 3.04%, 3.70%, 10/1/2050 (c)	15,000	13,515
Series MTN, 3.70%, 3/13/2051	646,000	473,589
3.91%, 12/7/2047	350,000	269,650
3.94%, 12/7/2049	783,000	596,748
5.20%, 3/14/2035	500,000	500,245
5 yr. CMT + 2.40%, 6.50%, 3/15/2054 (c)	24,000	24,471
Series MTN, 6.63%, 6/21/2040	589,000	658,749
5 yr. CMT + 2.85%, 6.75%, 3/1/2053 (b) (c)	850,000	884,603
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	171,000	157,016
5.75%, 9/15/2034	97,000	98,581
Security Description	Principal Amount	Value
RenaissanceRe Holdings Ltd.:
5.75%, 6/5/2033 (b)	$765,000	$778,418
5.80%, 4/1/2035	145,000	148,347
Selective Insurance Group, Inc. 5.90%, 4/15/2035	300,000	302,637
SiriusPoint Ltd. 7.00%, 4/5/2029	289,000	301,320
Stewart Information Services Corp. 3.60%, 11/15/2031	200,000	178,494
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	490,000	598,716
Travelers Cos., Inc.:
4.00%, 5/30/2047	200,000	160,568
4.05%, 3/7/2048	944,000	762,497
4.10%, 3/4/2049	139,000	111,723
4.60%, 8/1/2043	400,000	357,084
Series MTN, 6.25%, 6/15/2037	201,000	218,121
6.75%, 6/20/2036	298,000	336,740
Unum Group:
4.13%, 6/15/2051	310,000	231,936
4.50%, 12/15/2049	25,000	19,952
6.00%, 6/15/2054 (b)	250,000	250,293
Willis North America, Inc.:
4.65%, 6/15/2027	390,000	390,113
5.05%, 9/15/2048	120,000	106,168
5.35%, 5/15/2033	350,000	352,768
5.90%, 3/5/2054	340,000	333,860
		49,990,691
INTERNET — 1.6%
Alibaba Group Holding Ltd.:
2.13%, 2/9/2031 (b)	329,000	287,187
3.15%, 2/9/2051	47,000	31,119
3.25%, 2/9/2061	495,000	313,117
3.40%, 12/6/2027	186,000	181,197
4.00%, 12/6/2037	209,000	184,574
4.40%, 12/6/2057 (b)	165,000	134,228
4.88%, 5/26/2030 (b) (f)	381,000	386,227
5.25%, 5/26/2035 (b) (f)	530,000	533,132
5.63%, 11/26/2054 (b) (f)	205,000	204,485
Alphabet, Inc.:
1.90%, 8/15/2040	500,000	333,950
2.05%, 8/15/2050 (b)	325,000	184,035
2.25%, 8/15/2060 (b)	300,000	166,584
Amazon.com, Inc.:
1.00%, 5/12/2026	600,000	580,134
1.20%, 6/3/2027	482,000	453,147
1.50%, 6/3/2030	525,000	455,789
1.65%, 5/12/2028	200,000	185,508
2.10%, 5/12/2031	784,000	683,609
2.50%, 6/3/2050	100,000	60,669
3.10%, 5/12/2051	588,000	399,511
3.15%, 8/22/2027	2,369,000	2,316,361
3.25%, 5/12/2061	4,000,000	2,635,320

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.30%, 4/13/2027	$300,000	$294,993
3.60%, 4/13/2032 (b)	375,000	353,273
3.95%, 4/13/2052	366,000	291,351
4.05%, 8/22/2047	1,000,000	830,220
4.10%, 4/13/2062	47,000	37,186
4.25%, 8/22/2057	400,000	329,284
4.55%, 12/1/2027	700,000	707,378
4.65%, 12/1/2029 (b)	200,000	203,764
4.70%, 12/1/2032	451,000	454,757
Baidu, Inc.:
1.72%, 4/9/2026 (b)	250,000	243,143
3.43%, 4/7/2030 (b)	1,080,000	1,021,626
3.63%, 7/6/2027 (b)	200,000	196,650
4.38%, 3/29/2028 (b)	100,000	99,664
Booking Holdings, Inc.:
3.55%, 3/15/2028	250,000	245,000
4.63%, 4/13/2030	410,000	410,726
eBay, Inc.:
1.40%, 5/10/2026	225,000	217,530
4.00%, 7/15/2042	835,000	677,177
Expedia Group, Inc.:
3.25%, 2/15/2030	240,000	223,817
3.80%, 2/15/2028	1,300,000	1,268,241
JD.com, Inc.:
3.38%, 1/14/2030	100,000	94,532
3.88%, 4/29/2026	37,000	36,725
Meta Platforms, Inc.:
3.50%, 8/15/2027	1,304,000	1,285,222
3.85%, 8/15/2032	741,000	700,616
4.30%, 8/15/2029	250,000	249,838
4.45%, 8/15/2052	755,000	642,732
4.55%, 8/15/2031	750,000	751,785
4.60%, 5/15/2028 (b)	479,000	484,738
4.80%, 5/15/2030 (b)	200,000	204,280
4.95%, 5/15/2033 (b)	359,000	362,809
5.40%, 8/15/2054	620,000	607,581
5.55%, 8/15/2064	1,047,000	1,029,955
5.60%, 5/15/2053	12,000	12,093
5.75%, 5/15/2063	530,000	538,544
Netflix, Inc.:
4.38%, 11/15/2026	310,000	310,660
4.88%, 4/15/2028	855,000	867,124
Tencent Music Entertainment Group 2.00%, 9/3/2030 (b)	475,000	412,295
Uber Technologies, Inc.:
4.80%, 9/15/2034	300,000	292,092
5.35%, 9/15/2054	500,000	468,015
VeriSign, Inc.:
2.70%, 6/15/2031	93,000	81,825
5.25%, 6/1/2032 (b)	500,000	504,265
Weibo Corp. 3.38%, 7/8/2030 (b)	250,000	230,895
		28,984,284
Security Description	Principal Amount	Value
INVESTMENT COMPANY SECURITY — 1.2%
Apollo Debt Solutions BDC:
6.70%, 7/29/2031	$395,000	$407,810
6.90%, 4/13/2029	860,000	891,958
ARES Capital Corp.:
2.88%, 6/15/2027	1,050,000	1,003,422
2.88%, 6/15/2028	182,000	169,285
3.20%, 11/15/2031	380,000	328,670
5.80%, 3/8/2032	250,000	248,502
5.88%, 3/1/2029	346,000	351,256
5.95%, 7/15/2029	21,000	21,350
7.00%, 1/15/2027	145,000	149,440
Ares Strategic Income Fund:
5.70%, 3/15/2028 (f)	519,000	519,114
6.20%, 3/21/2032 (f)	250,000	248,542
ARES Strategic Income Fund:
5.60%, 2/15/2030 (b) (f)	250,000	246,485
6.35%, 8/15/2029 (b) (f)	255,000	259,019
Bain Capital Specialty Finance, Inc. 5.95%, 3/15/2030	125,000	122,916
Barings BDC, Inc. 7.00%, 2/15/2029 (b)	54,000	55,696
BlackRock TCP Capital Corp. 6.95%, 5/30/2029 (b)	100,000	100,082
Blackstone Private Credit Fund:
2.63%, 12/15/2026	445,000	425,950
3.25%, 3/15/2027	200,000	192,678
4.00%, 1/15/2029 (b)	100,000	94,905
4.95%, 9/26/2027 (f)	183,000	181,186
5.60%, 11/22/2029 (b) (f)	200,000	198,304
6.00%, 1/29/2032	250,000	247,532
6.00%, 11/22/2034 (b) (f)	250,000	240,510
7.30%, 11/27/2028	430,000	454,390
Blackstone Secured Lending Fund:
2.75%, 9/16/2026 (b)	366,000	353,475
2.85%, 9/30/2028	50,000	45,778
5.30%, 6/30/2030	100,000	98,157
5.35%, 4/13/2028	800,000	799,328
5.88%, 11/15/2027	200,000	203,306
Blue Owl Capital Corp.:
2.63%, 1/15/2027	99,000	94,227
2.88%, 6/11/2028	250,000	229,493
3.13%, 4/13/2027	142,000	135,323
5.95%, 3/15/2029 (b)	400,000	401,100
8.45%, 11/15/2026	245,000	256,941
Blue Owl Credit Income Corp.:
3.13%, 9/23/2026	531,000	513,419
4.70%, 2/8/2027	54,000	53,324
5.80%, 3/15/2030 (f)	250,000	245,165
6.60%, 9/15/2029 (f)	280,000	284,374
7.75%, 9/16/2027	100,000	104,558
7.75%, 1/15/2029	110,000	116,931
7.95%, 6/13/2028	413,000	437,375

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Blue Owl Technology Finance Corp.:
2.50%, 1/15/2027	$126,000	$119,364
6.10%, 3/15/2028 (f)	500,000	498,435
6.75%, 4/4/2029 (b)	400,000	405,556
Carlyle Secured Lending, Inc. 6.75%, 2/18/2030	203,000	206,772
Franklin BSP Capital Corp. 7.20%, 6/15/2029 (f)	295,000	303,425
FS KKR Capital Corp.:
2.63%, 1/15/2027	150,000	143,208
3.13%, 10/12/2028	658,000	598,471
3.25%, 7/15/2027	150,000	143,573
6.88%, 8/15/2029	150,000	153,818
7.88%, 1/15/2029 (b)	275,000	291,277
Golub Capital BDC, Inc.:
2.50%, 8/24/2026	115,000	110,647
6.00%, 7/15/2029	450,000	451,993
7.05%, 12/5/2028 (b)	125,000	130,671
Golub Capital Private Credit Fund:
5.80%, 9/12/2029 (f)	506,000	500,586
5.88%, 5/1/2030 (b) (f)	70,000	69,299
HA Sustainable Infrastructure Capital, Inc. 6.38%, 7/1/2034 (f)	400,000	395,540
HPS Corporate Lending Fund:
5.45%, 1/14/2028 (f)	400,000	398,416
5.95%, 4/14/2032 (b) (f)	350,000	345,705
6.75%, 1/30/2029	125,000	128,700
Main Street Capital Corp.:
3.00%, 7/14/2026	590,000	572,034
6.50%, 6/4/2027	100,000	102,042
6.95%, 3/1/2029 (b)	31,000	31,887
Morgan Stanley Direct Lending Fund 6.15%, 5/17/2029 (b)	400,000	404,232
MSD Investment Corp. 6.25%, 5/31/2030 (e) (f)	250,000	248,110
New Mountain Finance Corp.:
6.20%, 10/15/2027	100,000	100,836
6.88%, 2/1/2029	87,000	88,251
North Haven Private Income Fund LLC 5.75%, 2/1/2030 (b) (f)	288,000	284,014
Nuveen Churchill Direct Lending Corp. 6.65%, 3/15/2030 (b)	206,000	208,886
Oaktree Specialty Lending Corp.:
6.34%, 2/27/2030	60,000	59,783
7.10%, 2/15/2029	154,000	158,608
Oaktree Strategic Credit Fund 8.40%, 11/14/2028	200,000	216,502
Sixth Street Lending Partners:
6.13%, 7/15/2030 (b) (f)	250,000	251,405
Security Description	Principal Amount	Value
6.50%, 3/11/2029 (b)	$400,000	$408,752
Sixth Street Specialty Lending, Inc.:
5.63%, 8/15/2030	200,000	197,898
6.95%, 8/14/2028	199,000	206,498
		20,466,470
IRON/STEEL — 0.3%
ArcelorMittal SA:
6.55%, 11/29/2027	100,000	104,130
6.75%, 3/1/2041	500,000	521,300
6.80%, 11/29/2032 (b)	333,000	358,404
7.00%, 10/15/2039	200,000	217,786
Nucor Corp.:
3.95%, 5/1/2028	1,605,000	1,581,840
4.30%, 5/23/2027	245,000	244,532
4.40%, 5/1/2048	100,000	84,294
Steel Dynamics, Inc.:
5.25%, 5/15/2035 (b)	500,000	495,000
5.75%, 5/15/2055 (b)	300,000	290,715
Vale Overseas Ltd.:
3.75%, 7/8/2030	300,000	279,156
6.13%, 6/12/2033 (b)	1,192,000	1,222,551
6.40%, 6/28/2054 (b)	250,000	248,555
6.88%, 11/21/2036	200,000	216,732
		5,864,995
IT SERVICES — 0.6%
Accenture Capital, Inc.:
4.05%, 10/4/2029	300,000	295,674
4.25%, 10/4/2031	300,000	294,429
4.50%, 10/4/2034	25,000	24,132
Apple, Inc.:
4.00%, 5/10/2028	140,000	139,980
4.42%, 5/8/2026	145,000	145,048
Booz Allen Hamilton, Inc.:
5.95%, 8/4/2033	615,000	615,800
5.95%, 4/15/2035	145,000	143,986
CGI, Inc. 4.95%, 3/14/2030 (f)	500,000	500,030
Dell International LLC/EMC Corp.:
4.35%, 2/1/2030	700,000	684,320
4.75%, 4/1/2028 (e)	110,000	110,450
4.85%, 2/1/2035 (b)	250,000	238,530
5.00%, 4/1/2030 (e)	300,000	301,098
5.30%, 4/1/2032 (e)	300,000	301,983
5.40%, 4/15/2034	350,000	352,125
5.50%, 4/1/2035 (e)	250,000	250,145
Genpact Luxembourg SARL/Genpact USA, Inc. 6.00%, 6/4/2029	118,000	122,289
Hewlett Packard Enterprise Co.:
4.40%, 9/25/2027	387,000	385,862
4.45%, 9/25/2026	200,000	199,596

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.85%, 10/15/2031	$300,000	$296,784
5.25%, 7/1/2028	200,000	203,680
5.60%, 10/15/2054	1,345,000	1,278,140
IBM International Capital Pte. Ltd.:
4.60%, 2/5/2029	88,000	88,242
4.75%, 2/5/2031 (b)	550,000	550,649
5.25%, 2/5/2044	272,000	259,034
5.30%, 2/5/2054	340,000	317,631
International Business Machines Corp.:
4.65%, 2/10/2028	300,000	301,896
4.80%, 2/10/2030	300,000	302,052
5.00%, 2/10/2032	300,000	301,770
5.70%, 2/10/2055	300,000	297,300
Kyndryl Holdings, Inc. 6.35%, 2/20/2034 (b)	138,000	143,259
Leidos, Inc.:
5.40%, 3/15/2032	135,000	135,926
5.50%, 3/15/2035	115,000	114,614
NetApp, Inc.:
5.50%, 3/17/2032	245,000	246,945
5.70%, 3/17/2035	350,000	349,535
		10,292,934
LEISURE TIME — 0.1%
Brunswick Corp.:
4.40%, 9/15/2032 (b)	215,000	196,656
5.10%, 4/1/2052	200,000	151,924
5.85%, 3/18/2029	300,000	307,137
Polaris, Inc. 6.95%, 3/15/2029 (b)	250,000	262,318
		918,035
LODGING — 0.4%
Choice Hotels International, Inc. 3.70%, 1/15/2031	75,000	68,704
Hyatt Hotels Corp.:
5.05%, 3/30/2028 (b)	500,000	502,410
5.75%, 1/30/2027	100,000	101,750
5.75%, 3/30/2032	500,000	502,910
Las Vegas Sands Corp.:
3.50%, 8/18/2026	200,000	196,178
3.90%, 8/8/2029	238,000	223,865
5.90%, 6/1/2027	300,000	304,812
6.20%, 8/15/2034	450,000	452,124
Marriott International, Inc.:
Series II, 2.75%, 10/15/2033 (b)	281,000	233,056
Series R, 3.13%, 6/15/2026	132,000	129,755
Series X, 4.00%, 4/15/2028	4,000	3,930
4.90%, 4/15/2029 (b)	800,000	804,336
5.00%, 10/15/2027	151,000	152,913
5.10%, 4/15/2032 (b)	500,000	497,515
5.30%, 5/15/2034	250,000	249,315
Security Description	Principal Amount	Value
5.50%, 4/15/2037	$450,000	$444,456
Sands China Ltd.:
2.30%, 3/8/2027 (b)	10,000	9,464
2.85%, 3/8/2029	476,000	430,366
3.25%, 8/8/2031 (b)	224,000	194,441
4.38%, 6/18/2030 (b)	107,000	100,981
5.40%, 8/8/2028	740,000	739,719
		6,343,000
MACHINERY, CONSTRUCTION & MINING — 0.2%
ABB Finance USA, Inc. 4.38%, 5/8/2042	30,000	26,628
Caterpillar Financial Services Corp.:
Series MTN, 1.15%, 9/14/2026	200,000	191,390
2.40%, 8/9/2026	48,000	46,791
Series MTN, 3.60%, 8/12/2027	444,000	437,535
4.38%, 8/16/2029 (b)	499,000	497,842
4.40%, 10/15/2027	975,000	978,149
4.40%, 3/3/2028	250,000	250,565
4.60%, 11/15/2027	490,000	493,494
4.70%, 11/15/2029 (b)	200,000	202,066
4.80%, 1/8/2030 (b)	100,000	101,374
4.85%, 2/27/2029	150,000	152,310
5.00%, 5/14/2027	251,000	254,818
Caterpillar, Inc.:
3.25%, 9/19/2049 (b)	300,000	211,269
4.30%, 5/15/2044	171,000	149,095
		3,993,326
MACHINERY-DIVERSIFIED — 0.8%
AGCO Corp.:
5.45%, 3/21/2027	322,000	326,115
5.80%, 3/21/2034 (b)	404,000	409,143
CNH Industrial Capital LLC:
1.45%, 7/15/2026	125,000	120,255
4.50%, 10/8/2027	85,000	84,578
4.75%, 3/21/2028 (b)	250,000	250,453
5.50%, 1/12/2029	200,000	205,386
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	95,000	93,400
Deere & Co.:
2.88%, 9/7/2049 (b)	100,000	66,281
3.10%, 4/15/2030	306,000	286,857
3.75%, 4/15/2050	80,000	62,179
3.90%, 6/9/2042 (b)	200,000	168,990
5.70%, 1/19/2055	400,000	416,052
Dover Corp. 5.38%, 3/1/2041	595,000	578,560
Flowserve Corp. 2.80%, 1/15/2032	60,000	51,323
IDEX Corp. 2.63%, 6/15/2031	390,000	339,971

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Ingersoll Rand, Inc.:
5.18%, 6/15/2029	$190,000	$193,232
5.20%, 6/15/2027	705,000	714,736
5.31%, 6/15/2031	6,000	6,137
5.40%, 8/14/2028	100,000	102,472
5.45%, 6/15/2034	5,000	5,073
5.70%, 8/14/2033	321,000	331,538
5.70%, 6/15/2054	85,000	84,168
John Deere Capital Corp.:
Series MTN, 1.50%, 3/6/2028	100,000	92,584
Series MTN, 1.70%, 1/11/2027 (b)	240,000	229,750
Series MTN, 2.25%, 9/14/2026	100,000	97,201
Series MTN, 3.90%, 6/7/2032 (b)	406,000	384,912
Series MTN, 4.15%, 9/15/2027	569,000	567,976
Series MTN, 4.35%, 9/15/2032	342,000	333,522
4.40%, 9/8/2031	250,000	247,413
4.50%, 1/8/2027	300,000	301,723
4.50%, 1/16/2029	240,000	241,104
Series MTN, 4.70%, 6/10/2030 (b)	300,000	302,832
Series MTN, 4.75%, 1/20/2028	336,000	340,754
Series MTN, 4.85%, 3/5/2027 (b)	211,000	213,694
Series MTN, 4.85%, 6/11/2029	350,000	355,551
Series MTN, 4.90%, 6/11/2027	329,000	333,511
Series MTN, 4.90%, 3/3/2028 (b)	375,000	382,267
Series MTN, 4.90%, 3/7/2031	305,000	310,023
Series I, 5.15%, 9/8/2033	1,575,000	1,603,759
Nordson Corp.:
4.50%, 12/15/2029	300,000	295,140
5.80%, 9/15/2033	199,000	207,832
nVent Finance SARL:
2.75%, 11/15/2031	144,000	123,741
5.65%, 5/15/2033	100,000	99,885
Otis Worldwide Corp.:
2.57%, 2/15/2030	700,000	634,032
3.11%, 2/15/2040	951,000	722,275
Rockwell Automation, Inc.:
2.80%, 8/15/2061 (b)	210,000	121,624
3.50%, 3/1/2029	200,000	193,598
4.20%, 3/1/2049	140,000	116,418
Westinghouse Air Brake Technologies Corp. 4.70%, 9/15/2028	133,000	133,253
Security Description	Principal Amount	Value
Xylem, Inc. 4.38%, 11/1/2046	$268,000	$223,190
		14,106,463
MEDIA — 2.4%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029	300,000	270,033
2.30%, 2/1/2032 (b)	250,000	202,380
3.50%, 6/1/2041	177,000	122,675
3.50%, 3/1/2042	580,000	396,569
3.75%, 2/15/2028	1,000,000	968,680
3.85%, 4/1/2061	200,000	121,174
4.20%, 3/15/2028	463,000	454,101
4.40%, 12/1/2061	298,000	197,872
4.80%, 3/1/2050	800,000	602,848
5.05%, 3/30/2029	34,000	33,804
5.13%, 7/1/2049	340,000	269,083
5.25%, 4/1/2053	200,000	161,326
5.38%, 4/1/2038	800,000	720,560
5.38%, 5/1/2047	500,000	413,325
5.50%, 4/1/2063	315,000	252,353
5.75%, 4/1/2048	414,000	357,079
6.15%, 11/10/2026	200,000	203,920
6.38%, 10/23/2035	440,000	444,994
6.48%, 10/23/2045	1,025,000	970,767
6.55%, 6/1/2034	400,000	411,428
6.65%, 2/1/2034	511,000	529,672
6.83%, 10/23/2055	254,000	246,893
Comcast Corp.:
1.50%, 2/15/2031	300,000	250,668
1.95%, 1/15/2031	450,000	386,213
2.35%, 1/15/2027	100,000	96,620
2.45%, 8/15/2052 (b)	410,000	224,512
2.65%, 2/1/2030 (b)	307,000	281,025
2.65%, 8/15/2062	100,000	52,483
2.89%, 11/1/2051 (b)	1,726,000	1,051,065
2.94%, 11/1/2056	1,731,000	1,016,495
2.99%, 11/1/2063	825,000	466,851
3.15%, 2/15/2028	174,000	168,293
3.25%, 11/1/2039	145,000	112,395
3.30%, 2/1/2027	100,000	98,257
3.30%, 4/1/2027	332,000	325,602
3.40%, 4/1/2030	675,000	638,611
3.40%, 7/15/2046	629,000	450,175
3.45%, 2/1/2050	560,000	388,293
3.55%, 5/1/2028	566,000	551,618
3.75%, 4/1/2040	881,000	722,543
3.90%, 3/1/2038	1,007,000	864,550
3.97%, 11/1/2047	1,606,000	1,240,346
4.00%, 3/1/2048	794,000	612,198
4.00%, 11/1/2049	384,000	293,414
4.05%, 11/1/2052	342,000	259,612
4.15%, 10/15/2028	1,000,000	988,950

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 10/15/2030 (b)	$751,000	$736,603
4.25%, 1/15/2033	557,000	529,300
4.60%, 10/15/2038	250,000	229,725
4.65%, 2/15/2033	200,000	195,680
4.80%, 5/15/2033	270,000	265,437
4.95%, 10/15/2058	205,000	177,417
5.10%, 6/1/2029 (b)	200,000	204,468
5.35%, 5/15/2053	852,000	794,209
5.50%, 11/15/2032 (b)	425,000	441,031
5.50%, 5/15/2064	322,000	301,440
5.65%, 6/1/2054	340,000	333,074
7.05%, 3/15/2033	276,000	311,875
Discovery Communications LLC:
3.63%, 5/15/2030	599,000	538,783
3.95%, 3/20/2028	1,060,000	1,018,130
4.13%, 5/15/2029	100,000	94,364
5.00%, 9/20/2037	73,000	61,706
5.20%, 9/20/2047	140,000	110,439
6.35%, 6/1/2040	80,000	74,910
FactSet Research Systems, Inc.:
2.90%, 3/1/2027	400,000	387,612
3.45%, 3/1/2032	100,000	90,064
Fox Corp.:
4.71%, 1/25/2029	290,000	288,962
5.48%, 1/25/2039	419,000	403,568
6.50%, 10/13/2033	1,337,000	1,429,748
Grupo Televisa SAB:
5.00%, 5/13/2045	300,000	218,613
5.25%, 5/24/2049	200,000	147,326
6.63%, 1/15/2040	200,000	185,048
8.50%, 3/11/2032	300,000	329,877
NBCUniversal Media LLC:
5.95%, 4/1/2041	112,000	115,783
6.40%, 4/30/2040	200,000	216,056
Paramount Global:
3.70%, 6/1/2028	15,000	14,456
4.38%, 3/15/2043	253,000	187,471
4.60%, 1/15/2045	48,000	36,006
4.85%, 7/1/2042	400,000	321,200
4.90%, 8/15/2044	102,000	79,098
4.95%, 1/15/2031	315,000	302,391
5.25%, 4/1/2044	450,000	361,368
5.50%, 5/15/2033	535,000	513,509
5.90%, 10/15/2040 (b)	100,000	88,894
6.88%, 4/30/2036	500,000	512,770
7.88%, 7/30/2030	500,000	549,020
TCI Communications, Inc. 7.13%, 2/15/2028	100,000	107,323
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	555,000	632,517
Time Warner Cable LLC:
4.50%, 9/15/2042	263,000	199,814
5.50%, 9/1/2041	266,000	229,912
Security Description	Principal Amount	Value
5.88%, 11/15/2040	$805,000	$736,792
6.55%, 5/1/2037	412,000	408,140
6.75%, 6/15/2039	933,000	931,563
7.30%, 7/1/2038	426,000	446,482
TWDC Enterprises 18 Corp.:
Series MTN, 1.85%, 7/30/2026	633,000	613,402
Series E, 4.13%, 12/1/2041	155,000	131,857
Series GMTN, 4.13%, 6/1/2044	585,000	486,784
Series MTN, 7.00%, 3/1/2032	150,000	169,758
Walt Disney Co.:
2.20%, 1/13/2028	500,000	474,000
2.65%, 1/13/2031	450,000	406,409
2.75%, 9/1/2049	677,000	425,298
3.60%, 1/13/2051 (b)	860,000	632,427
3.80%, 5/13/2060	100,000	72,981
4.75%, 9/15/2044	755,000	683,471
4.95%, 10/15/2045	349,000	324,280
6.15%, 2/15/2041	750,000	804,990
6.55%, 3/15/2033 (b)	529,000	589,158
6.65%, 11/15/2037	93,000	105,505
		42,702,619
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp. 4.38%, 6/15/2045	755,000	657,431
Timken Co. 4.13%, 4/1/2032	865,000	802,608
Valmont Industries, Inc.:
5.00%, 10/1/2044	170,000	155,161
5.25%, 10/1/2054	100,000	92,400
		1,707,600
MINING — 0.7%
Barrick North America Finance LLC 5.70%, 5/30/2041	414,000	411,247
Barrick PD Australia Finance Pty. Ltd. 5.95%, 10/15/2039	414,000	424,752
BHP Billiton Finance USA Ltd.:
4.75%, 2/28/2028	800,000	808,016
5.00%, 2/21/2030	200,000	203,080
5.00%, 9/30/2043	1,263,000	1,177,987
5.13%, 2/21/2032	200,000	202,228
5.25%, 9/8/2026	337,000	341,125
5.25%, 9/8/2030	40,000	41,088
5.25%, 9/8/2033	300,000	303,414
5.30%, 2/21/2035	200,000	201,876
5.50%, 9/8/2053 (b)	110,000	108,232
Freeport-McMoRan, Inc.:
4.25%, 3/1/2030	105,000	101,356
4.38%, 8/1/2028 (b)	242,000	238,784
4.63%, 8/1/2030 (b)	165,000	161,349
5.40%, 11/14/2034	25,000	25,048

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.45%, 3/15/2043	$600,000	$563,520
Kinross Gold Corp.:
4.50%, 7/15/2027	179,000	178,216
6.25%, 7/15/2033	90,000	94,819
Newmont Corp. 2.60%, 7/15/2032 (b)	151,000	130,333
Newmont Corp./Newcrest Finance Pty. Ltd.:
3.25%, 5/13/2030	100,000	93,811
5.35%, 3/15/2034	1,350,000	1,363,095
Rio Tinto Alcan, Inc.:
6.13%, 12/15/2033	1,106,000	1,183,608
7.25%, 3/15/2031	132,000	148,072
Rio Tinto Finance USA Ltd. 7.13%, 7/15/2028	135,000	145,801
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	100,000	84,122
4.38%, 3/12/2027	100,000	100,252
4.50%, 3/14/2028 (b)	100,000	100,566
4.88%, 3/14/2030	200,000	202,004
5.00%, 3/14/2032	300,000	301,335
5.00%, 3/9/2033 (b)	300,000	301,041
5.13%, 3/9/2053	654,000	603,688
5.25%, 3/14/2035	300,000	302,340
5.75%, 3/14/2055	400,000	400,804
5.88%, 3/14/2065	200,000	202,196
Southern Copper Corp.:
5.25%, 11/8/2042	142,000	131,755
6.75%, 4/16/2040	1,161,000	1,258,025
Yamana Gold, Inc. 2.63%, 8/15/2031	153,000	131,401
		12,770,386
MISCELLANEOUS MANUFACTURER — 0.4%
3M Co.:
Series MTN, 2.25%, 9/19/2026 (b)	200,000	193,914
2.38%, 8/26/2029 (b)	340,000	310,359
3.05%, 4/15/2030 (b)	300,000	279,525
Series MTN, 3.13%, 9/19/2046	25,000	17,243
3.25%, 8/26/2049	110,000	75,750
Series MTN, 3.38%, 3/1/2029 (b)	120,000	114,946
Series MTN, 3.63%, 10/15/2047	101,000	75,236
3.70%, 4/15/2050	746,000	553,756
Series MTN, 3.88%, 6/15/2044	125,000	99,750
4.80%, 3/15/2030	400,000	401,324
5.15%, 3/15/2035	400,000	399,484
Carlisle Cos., Inc. 2.20%, 3/1/2032	159,000	132,409
Eaton Corp.:
3.10%, 9/15/2027	106,000	103,072
3.92%, 9/15/2047	29,000	23,263
Security Description	Principal Amount	Value
4.00%, 11/2/2032	$50,000	$47,449
4.15%, 3/15/2033	700,000	668,241
4.15%, 11/2/2042	75,000	64,273
4.35%, 5/18/2028	145,000	145,361
4.70%, 8/23/2052 (b)	200,000	177,852
Illinois Tool Works, Inc. 3.90%, 9/1/2042	1,000,000	830,290
Parker-Hannifin Corp.:
4.00%, 6/14/2049	200,000	158,832
4.10%, 3/1/2047 (f)	200,000	163,420
4.25%, 9/15/2027	300,000	299,319
Series MTN, 4.45%, 11/21/2044	54,000	47,155
4.50%, 9/15/2029	530,000	530,472
Pentair Finance SARL:
4.50%, 7/1/2029	103,000	101,467
5.90%, 7/15/2032	200,000	205,426
Teledyne Technologies, Inc. 2.75%, 4/1/2031	629,000	560,766
Textron, Inc.:
3.38%, 3/1/2028	200,000	192,714
3.65%, 3/15/2027	89,000	87,298
5.50%, 5/15/2035 (b)	100,000	100,172
6.10%, 11/15/2033	650,000	684,021
		7,844,559
OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026	118,000	113,995
3.25%, 2/15/2029	300,000	280,704
3.28%, 12/1/2028	586,000	553,061
5.10%, 3/1/2030	265,000	264,785
		1,212,545
OIL & GAS — 3.2%
APA Corp.:
4.75%, 4/15/2043 (f)	44,000	34,398
6.10%, 2/15/2035 (f)	115,000	114,506
6.75%, 2/15/2055 (f)	250,000	244,668
BP Capital Markets America, Inc.:
2.72%, 1/12/2032	584,000	512,407
2.77%, 11/10/2050	500,000	306,270
2.94%, 6/4/2051	535,000	336,868
3.00%, 2/24/2050	300,000	193,587
3.02%, 1/16/2027	303,000	296,083
3.06%, 6/17/2041	1,199,000	880,294
3.38%, 2/8/2061	500,000	322,400
3.59%, 4/14/2027	239,000	235,558
3.63%, 4/6/2030	361,000	344,347
4.70%, 4/10/2029 (b)	197,000	198,308
4.81%, 2/13/2033	584,000	574,452
4.87%, 11/25/2029 (b)	750,000	760,987
4.89%, 9/11/2033 (b)	447,000	440,483
4.97%, 10/17/2029	195,000	198,498
5.02%, 11/17/2027	1,100,000	1,117,798

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
BP Capital Markets PLC 3.72%, 11/28/2028	$100,000	$97,514
Canadian Natural Resources Ltd.:
5.00%, 12/15/2029 (f)	400,000	399,664
5.40%, 12/15/2034 (b) (f)	200,000	197,674
6.25%, 3/15/2038	292,000	303,049
6.50%, 2/15/2037	138,000	144,947
6.75%, 2/1/2039	400,000	432,724
Cenovus Energy, Inc.:
2.65%, 1/15/2032	255,000	215,304
4.25%, 4/15/2027	693,000	687,324
5.40%, 6/15/2047	255,000	227,062
Chevron Corp.:
2.00%, 5/11/2027	163,000	155,906
2.24%, 5/11/2030 (b)	950,000	853,356
3.08%, 5/11/2050	400,000	271,212
Chevron USA, Inc.:
1.02%, 8/12/2027 (b)	200,000	186,138
2.34%, 8/12/2050 (b)	150,000	86,567
3.25%, 10/15/2029	291,000	277,821
4.41%, 2/26/2027 (b)	200,000	201,298
4.48%, 2/26/2028	500,000	503,550
4.69%, 4/15/2030	250,000	252,113
4.82%, 4/15/2032	250,000	251,455
ConocoPhillips Co.:
3.76%, 3/15/2042	70,000	55,862
4.03%, 3/15/2062	750,000	545,475
4.30%, 11/15/2044	415,000	348,048
4.85%, 1/15/2032	100,000	100,114
4.88%, 10/1/2047	20,000	17,928
5.05%, 9/15/2033 (b)	50,000	50,148
5.55%, 3/15/2054	675,000	653,967
5.65%, 1/15/2065	155,000	149,423
5.70%, 9/15/2063	1,695,000	1,644,591
6.95%, 4/15/2029	200,000	217,914
Continental Resources, Inc.:
4.38%, 1/15/2028	887,000	869,207
4.90%, 6/1/2044 (b)	515,000	417,315
Coterra Energy, Inc.:
4.38%, 3/15/2029	238,000	234,371
5.40%, 2/15/2035	200,000	196,946
5.60%, 3/15/2034	205,000	206,154
5.90%, 2/15/2055	200,000	189,956
Devon Energy Corp.:
4.75%, 5/15/2042	585,000	489,826
5.00%, 6/15/2045	1,080,000	916,337
5.20%, 9/15/2034 (b)	172,000	165,851
5.75%, 9/15/2054	300,000	274,578
Diamondback Energy, Inc.:
3.13%, 3/24/2031	300,000	271,392
3.50%, 12/1/2029	60,000	56,775
5.15%, 1/30/2030 (b)	75,000	76,079
5.20%, 4/18/2027	100,000	101,237
5.40%, 4/18/2034	165,000	164,662
Security Description	Principal Amount	Value
5.55%, 4/1/2035	$355,000	$356,331
5.75%, 4/18/2054	460,000	433,076
5.90%, 4/18/2064	518,000	486,309
6.25%, 3/15/2033	889,000	939,166
6.25%, 3/15/2053	220,000	220,451
EOG Resources, Inc. 4.95%, 4/15/2050	501,000	451,486
EQT Corp.:
5.70%, 4/1/2028	131,000	134,648
5.75%, 2/1/2034 (b)	200,000	203,940
7.00%, 2/1/2030 (b)	200,000	215,758
Expand Energy Corp.:
4.75%, 2/1/2032	550,000	520,883
5.70%, 1/15/2035	250,000	251,060
Exxon Mobil Corp.:
2.44%, 8/16/2029 (b)	100,000	93,207
2.61%, 10/15/2030	71,000	64,457
3.10%, 8/16/2049	1,100,000	746,460
3.45%, 4/15/2051	340,000	243,273
3.48%, 3/19/2030	994,000	953,813
3.57%, 3/6/2045	120,000	92,008
4.11%, 3/1/2046	230,000	189,350
4.23%, 3/19/2040	825,000	737,195
4.33%, 3/19/2050	788,000	659,918
Helmerich & Payne, Inc.:
2.90%, 9/29/2031 (b)	600,000	507,576
4.85%, 12/1/2029 (b) (f)	480,000	466,243
Hess Corp.:
7.13%, 3/15/2033	252,000	284,828
7.88%, 10/1/2029	228,000	256,197
HF Sinclair Corp.:
4.50%, 10/1/2030	100,000	95,618
5.75%, 1/15/2031 (b)	320,000	324,013
6.25%, 1/15/2035 (b)	250,000	251,153
Marathon Oil Corp. 4.40%, 7/15/2027	10,000	9,854
Marathon Petroleum Corp.:
4.50%, 4/1/2048	400,000	315,580
4.75%, 9/15/2044	12,000	10,066
5.15%, 3/1/2030	235,000	236,417
5.70%, 3/1/2035	260,000	259,358
6.50%, 3/1/2041	703,000	728,160
Occidental Petroleum Corp.:
4.20%, 3/15/2048	75,000	53,522
4.40%, 4/15/2046	585,000	438,621
5.00%, 8/1/2027	150,000	150,573
6.05%, 10/1/2054	545,000	511,412
6.13%, 1/1/2031	130,000	133,757
6.38%, 9/1/2028	50,000	51,857
6.45%, 9/15/2036	604,000	621,425
6.60%, 3/15/2046	493,000	497,255
6.63%, 9/1/2030	365,000	383,728
7.88%, 9/15/2031	265,000	297,812
7.95%, 6/15/2039	207,000	235,638
8.50%, 7/15/2027	91,000	96,561

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
8.88%, 7/15/2030	$291,000	$333,276
Ovintiv, Inc.:
5.65%, 5/15/2028	140,000	143,401
6.25%, 7/15/2033	190,000	196,418
6.50%, 8/15/2034	50,000	52,055
7.10%, 7/15/2053	150,000	158,495
7.20%, 11/1/2031	253,000	274,313
7.38%, 11/1/2031	641,000	702,812
8.13%, 9/15/2030	87,000	98,681
Patterson-UTI Energy, Inc.:
3.95%, 2/1/2028	600,000	583,584
7.15%, 10/1/2033 (b)	170,000	179,119
Phillips 66 Co.:
2.15%, 12/15/2030	500,000	434,115
3.75%, 3/1/2028	76,000	74,335
3.90%, 3/15/2028	1,072,000	1,052,929
4.68%, 2/15/2045	370,000	311,174
4.90%, 10/1/2046	425,000	365,287
4.95%, 12/1/2027	81,000	82,027
5.25%, 6/15/2031	250,000	254,263
5.30%, 6/30/2033	760,000	760,038
5.50%, 3/15/2055	140,000	127,415
5.65%, 6/15/2054	230,000	213,596
5.88%, 5/1/2042	112,000	111,600
Pioneer Natural Resources Co.:
1.90%, 8/15/2030	340,000	295,834
2.15%, 1/15/2031	219,000	190,924
Shell Finance U.S., Inc.:
2.38%, 11/7/2029	1,126,000	1,030,695
2.75%, 4/6/2030	806,000	741,633
3.25%, 4/6/2050	381,000	262,741
3.75%, 9/12/2046	280,000	215,566
4.00%, 5/10/2046	1,440,000	1,150,042
4.38%, 5/11/2045	463,000	394,069
4.55%, 8/12/2043	896,000	795,245
Shell International Finance BV:
2.50%, 9/12/2026	331,000	323,377
2.88%, 5/10/2026	100,000	98,529
3.00%, 11/26/2051	300,000	194,811
3.13%, 11/7/2049	420,000	281,371
3.63%, 8/21/2042	15,000	11,770
3.88%, 11/13/2028	330,000	325,459
6.38%, 12/15/2038	54,000	59,799
Suncor Energy, Inc.:
4.00%, 11/15/2047	163,000	122,185
6.80%, 5/15/2038	120,000	129,630
6.85%, 6/1/2039	900,000	991,134
7.15%, 2/1/2032	413,000	452,722
TotalEnergies Capital International SA:
2.83%, 1/10/2030 (b)	400,000	373,444
3.13%, 5/29/2050	342,000	227,286
3.39%, 6/29/2060	1,012,000	662,809
3.46%, 2/19/2029 (b)	838,000	812,290
Security Description	Principal Amount	Value
3.46%, 7/12/2049	$515,000	$367,473
TotalEnergies Capital SA:
3.88%, 10/11/2028 (b)	190,000	187,572
5.15%, 4/5/2034 (b)	297,000	300,430
5.28%, 9/10/2054 (b)	250,000	235,633
5.43%, 9/10/2064	350,000	329,077
5.49%, 4/5/2054	315,000	304,586
5.64%, 4/5/2064	300,000	292,977
Valero Energy Corp.:
5.15%, 2/15/2030	350,000	353,258
6.63%, 6/15/2037	689,000	738,043
7.50%, 4/15/2032	480,000	543,029
		56,785,135
OIL & GAS SERVICES — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.:
2.06%, 12/15/2026 (b)	143,000	137,726
3.14%, 11/7/2029	100,000	94,109
3.34%, 12/15/2027	985,000	962,493
4.08%, 12/15/2047	300,000	236,631
4.49%, 5/1/2030 (b)	88,000	87,285
Halliburton Co.:
4.50%, 11/15/2041	161,000	139,036
4.75%, 8/1/2043	291,000	254,945
4.85%, 11/15/2035 (b)	305,000	292,413
5.00%, 11/15/2045 (b)	175,000	157,428
6.70%, 9/15/2038	59,000	65,365
NOV, Inc. 3.95%, 12/1/2042	1,016,000	753,262
		3,180,693
PACKAGING & CONTAINERS — 0.4%
Amcor Flexibles North America, Inc.:
2.63%, 6/19/2030	760,000	681,051
2.69%, 5/25/2031 (b)	326,000	286,786
4.80%, 3/17/2028 (f)	200,000	201,148
5.10%, 3/17/2030 (f)	110,000	110,993
5.50%, 3/17/2035 (f)	140,000	140,511
AptarGroup, Inc. 3.60%, 3/15/2032	400,000	364,136
Berry Global, Inc.:
1.65%, 1/15/2027	504,000	478,205
5.50%, 4/15/2028	400,000	407,908
5.80%, 6/15/2031	150,000	156,444
Packaging Corp. of America:
4.05%, 12/15/2049	100,000	76,812
5.70%, 12/1/2033 (b)	300,000	309,009
Smurfit Kappa Treasury ULC 5.44%, 4/3/2034 (f)	700,000	706,363
Sonoco Products Co.:
2.85%, 2/1/2032 (b)	321,000	278,699
3.13%, 5/1/2030	492,000	450,593
4.45%, 9/1/2026	50,000	49,858

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.60%, 9/1/2029	$100,000	$98,571
WRKCo, Inc.:
3.90%, 6/1/2028	905,000	883,226
4.00%, 3/15/2028	375,000	367,841
4.90%, 3/15/2029	600,000	602,880
		6,651,034
PHARMACEUTICALS — 5.0%
AbbVie, Inc.:
2.95%, 11/21/2026	2,672,000	2,615,915
3.20%, 5/14/2026	725,000	715,865
3.20%, 11/21/2029	500,000	472,345
4.05%, 11/21/2039	1,067,000	936,100
4.25%, 11/21/2049	895,000	741,982
4.40%, 11/6/2042	465,000	410,641
4.45%, 5/14/2046	519,000	450,232
4.50%, 5/14/2035	25,000	23,975
4.55%, 3/15/2035	100,000	96,524
4.63%, 10/1/2042	128,000	116,172
4.65%, 3/15/2028	900,000	907,245
4.70%, 5/14/2045	553,000	498,496
4.80%, 3/15/2027	360,000	363,679
4.80%, 3/15/2029	519,000	525,508
4.85%, 6/15/2044	1,438,000	1,330,179
4.88%, 3/15/2030	300,000	304,269
4.88%, 11/14/2048	811,000	741,392
4.95%, 3/15/2031	545,000	553,600
5.05%, 3/15/2034	500,000	503,610
5.20%, 3/15/2035	20,000	20,325
5.35%, 3/15/2044	90,000	89,104
5.40%, 3/15/2054	895,000	879,230
5.50%, 3/15/2064	233,000	229,232
5.60%, 3/15/2055	200,000	201,836
Astrazeneca Finance LLC:
2.25%, 5/28/2031 (b)	2,397,000	2,097,543
4.80%, 2/26/2027	405,000	409,289
4.85%, 2/26/2029	282,000	286,002
4.88%, 3/3/2028	307,000	311,921
4.88%, 3/3/2033	180,000	181,096
AstraZeneca PLC:
0.70%, 4/8/2026	263,000	253,900
4.00%, 9/18/2042	103,000	87,065
4.38%, 11/16/2045	500,000	434,780
6.45%, 9/15/2037	1,111,000	1,242,020
Becton Dickinson & Co.:
2.82%, 5/20/2030	430,000	392,276
3.70%, 6/6/2027 (b)	275,000	270,163
4.30%, 8/22/2032	100,000	95,616
4.67%, 6/6/2047	120,000	103,544
4.69%, 12/15/2044 (b)	600,000	524,352
4.87%, 2/8/2029	250,000	251,673
Bristol-Myers Squibb Co.:
1.45%, 11/13/2030 (b)	400,000	340,220
2.95%, 3/15/2032	598,000	533,428
3.20%, 6/15/2026	125,000	123,523
3.40%, 7/26/2029	725,000	695,398
Security Description	Principal Amount	Value
3.90%, 2/20/2028 (b)	$395,000	$391,342
4.13%, 6/15/2039	1,430,000	1,263,720
4.35%, 11/15/2047	719,000	601,307
4.90%, 2/22/2029 (b)	380,000	386,304
5.10%, 2/22/2031	400,000	409,684
5.50%, 2/22/2044	254,000	252,814
5.55%, 2/22/2054	960,000	945,984
5.65%, 2/22/2064 (b)	721,000	706,566
5.75%, 2/1/2031	306,000	323,335
5.90%, 11/15/2033	627,000	670,125
6.25%, 11/15/2053	900,000	969,066
6.40%, 11/15/2063	855,000	936,550
Cardinal Health, Inc.:
4.70%, 11/15/2026	150,000	150,569
4.90%, 9/15/2045	180,000	160,236
5.00%, 11/15/2029	250,000	251,967
5.13%, 2/15/2029	180,000	182,749
5.35%, 11/15/2034	296,000	296,909
5.45%, 2/15/2034 (b)	154,000	156,114
5.75%, 11/15/2054	155,000	151,379
Cencora, Inc.:
2.70%, 3/15/2031	455,000	404,909
4.25%, 3/1/2045	20,000	16,462
4.63%, 12/15/2027	200,000	200,630
4.85%, 12/15/2029	105,000	105,524
5.13%, 2/15/2034	140,000	139,714
5.15%, 2/15/2035 (b)	200,000	199,958
Cigna Group 6.13%, 11/15/2041	100,000	103,171
CVS Health Corp.:
1.30%, 8/21/2027	280,000	258,619
1.88%, 2/28/2031	600,000	501,792
2.13%, 9/15/2031	447,000	372,682
2.88%, 6/1/2026	815,000	798,610
3.00%, 8/15/2026	115,000	112,415
3.63%, 4/1/2027	70,000	68,653
3.75%, 4/1/2030	310,000	292,383
4.13%, 4/1/2040	200,000	162,548
4.30%, 3/25/2028	734,000	724,884
4.78%, 3/25/2038	1,500,000	1,348,845
5.00%, 1/30/2029	123,000	123,598
5.05%, 3/25/2048	2,161,000	1,843,895
5.13%, 7/20/2045	150,000	130,815
5.25%, 2/21/2033 (b)	411,000	405,645
5.30%, 6/1/2033	295,000	291,841
5.40%, 6/1/2029	391,000	398,398
5.55%, 6/1/2031	987,000	1,007,717
6.00%, 6/1/2044	3,200,000	3,118,016
6.00%, 6/1/2063	87,000	82,108
Eli Lilly & Co.:
3.38%, 3/15/2029 (b)	100,000	96,740
3.95%, 3/15/2049 (b)	310,000	248,905
4.15%, 8/14/2027	465,000	465,219
4.15%, 3/15/2059	430,000	341,966
4.20%, 8/14/2029	110,000	109,319

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 2/9/2027	$250,000	$251,555
4.55%, 2/12/2028 (b)	300,000	302,820
4.60%, 8/14/2034 (b)	200,000	196,492
4.70%, 2/27/2033 (b)	1,409,000	1,409,761
4.70%, 2/9/2034	437,000	431,983
4.75%, 2/12/2030	300,000	304,491
4.88%, 2/27/2053	541,000	497,325
4.90%, 2/12/2032	400,000	405,808
5.00%, 2/9/2054 (b)	410,000	385,097
5.05%, 8/14/2054	200,000	188,884
5.10%, 2/12/2035	250,000	254,642
5.10%, 2/9/2064	390,000	363,070
5.50%, 2/12/2055	105,000	106,045
5.60%, 2/12/2065	300,000	302,595
GlaxoSmithKline Capital PLC 4.32%, 3/12/2027	100,000	100,323
GlaxoSmithKline Capital, Inc.:
3.88%, 5/15/2028 (b)	500,000	493,535
4.50%, 4/15/2030	235,000	235,052
4.88%, 4/15/2035 (b)	250,000	247,643
6.38%, 5/15/2038	968,000	1,067,578
Johnson & Johnson:
2.10%, 9/1/2040	45,000	30,968
2.25%, 9/1/2050 (b)	212,000	124,238
2.45%, 9/1/2060 (b)	10,000	5,563
2.90%, 1/15/2028	286,000	277,077
3.40%, 1/15/2038	1,032,000	882,040
3.63%, 3/3/2037	950,000	844,711
3.70%, 3/1/2046 (b)	405,000	326,847
3.75%, 3/3/2047	846,000	680,057
4.50%, 3/1/2027	135,000	136,126
4.55%, 3/1/2028 (b)	500,000	505,450
4.85%, 3/1/2032	300,000	304,437
4.90%, 6/1/2031	502,000	513,872
4.95%, 5/15/2033	350,000	359,779
5.25%, 6/1/2054 (b)	100,000	100,406
5.85%, 7/15/2038	102,000	111,044
5.95%, 8/15/2037	355,000	390,514
6.95%, 9/1/2029	1,679,000	1,862,632
McKesson Corp.:
1.30%, 8/15/2026	614,000	589,446
3.95%, 2/16/2028	372,000	367,164
4.90%, 7/15/2028	100,000	101,605
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	300,000	264,048
Merck & Co., Inc.:
1.45%, 6/24/2030	600,000	515,862
1.70%, 6/10/2027	1,376,000	1,306,196
2.15%, 12/10/2031	100,000	86,099
2.45%, 6/24/2050 (b)	150,000	88,272
2.75%, 12/10/2051	500,000	310,275
2.90%, 12/10/2061	155,000	90,455
3.70%, 2/10/2045	500,000	394,525
4.00%, 3/7/2049	600,000	480,060
4.15%, 5/18/2043	276,000	235,080
Security Description	Principal Amount	Value
4.50%, 5/17/2033 (b)	$450,000	$442,035
5.00%, 5/17/2053 (b)	895,000	826,595
5.15%, 5/17/2063	375,000	348,960
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	400,000	421,680
Mylan, Inc.:
4.55%, 4/15/2028	468,000	457,994
5.20%, 4/15/2048	220,000	171,268
Novartis Capital Corp.:
2.00%, 2/14/2027	54,000	52,009
2.20%, 8/14/2030	697,000	622,860
2.75%, 8/14/2050	100,000	64,775
3.10%, 5/17/2027 (b)	231,000	226,221
3.80%, 9/18/2029 (b)	244,000	238,739
4.00%, 9/18/2031	495,000	480,333
4.40%, 5/6/2044	195,000	173,950
4.70%, 9/18/2054	75,000	67,525
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2026	1,323,000	1,325,011
4.45%, 5/19/2028	2,076,000	2,079,861
4.65%, 5/19/2030	576,000	578,500
4.75%, 5/19/2033 (b)	1,206,000	1,192,770
5.11%, 5/19/2043	625,000	595,625
5.30%, 5/19/2053	2,100,000	1,993,299
5.34%, 5/19/2063	1,500,000	1,393,095
Pfizer, Inc.:
1.70%, 5/28/2030	700,000	610,862
1.75%, 8/18/2031 (b)	90,000	76,262
2.55%, 5/28/2040	63,000	44,743
2.63%, 4/1/2030	434,000	397,114
3.90%, 3/15/2039	217,000	187,128
4.00%, 3/15/2049	105,000	83,077
4.10%, 9/15/2038	86,000	76,470
4.13%, 12/15/2046	102,000	83,568
4.30%, 6/15/2043	24,000	20,692
4.40%, 5/15/2044	1,117,000	977,855
5.60%, 9/15/2040	130,000	132,690
7.20%, 3/15/2039	400,000	471,920
Takeda Pharmaceutical Co. Ltd.:
2.05%, 3/31/2030	490,000	432,636
3.03%, 7/9/2040 (b)	515,000	384,432
5.00%, 11/26/2028 (b)	255,000	258,318
5.30%, 7/5/2034	200,000	202,120
5.65%, 7/5/2044	171,000	170,432
5.65%, 7/5/2054	200,000	195,190
5.80%, 7/5/2064	320,000	313,693
Utah Acquisition Sub, Inc.:
3.95%, 6/15/2026	579,000	571,351
5.25%, 6/15/2046	200,000	159,366
Viatris, Inc.:
2.30%, 6/22/2027	643,000	605,262
3.85%, 6/22/2040	621,000	451,156
4.00%, 6/22/2050 (b)	510,000	332,964

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Wyeth LLC 5.95%, 4/1/2037	$300,000	$317,643
Zoetis, Inc.:
2.00%, 5/15/2030	285,000	250,498
3.00%, 9/12/2027 (b)	457,000	441,727
3.95%, 9/12/2047	100,000	79,195
		87,954,982
PIPELINES — 3.7%
Boardwalk Pipelines LP:
3.60%, 9/1/2032	800,000	713,192
5.95%, 6/1/2026	200,000	202,120
Cheniere Corpus Christi Holdings LLC:
2.74%, 12/31/2039	390,000	312,550
5.13%, 6/30/2027	346,000	348,730
Cheniere Energy Partners LP:
3.25%, 1/31/2032	641,000	563,734
4.00%, 3/1/2031	394,000	369,095
4.50%, 10/1/2029	700,000	682,157
5.95%, 6/30/2033	556,000	571,229
Cheniere Energy, Inc.:
4.63%, 10/15/2028	300,000	296,835
5.65%, 4/15/2034 (b)	730,000	737,884
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045	200,000	195,286
DCP Midstream Operating LP:
3.25%, 2/15/2032	174,000	151,838
5.13%, 5/15/2029	87,000	87,560
5.60%, 4/1/2044	192,000	178,556
8.13%, 8/16/2030	98,000	112,239
Enbridge Energy Partners LP:
7.38%, 10/15/2045	845,000	969,511
Series B, 7.50%, 4/15/2038	125,000	143,664
Enbridge, Inc.:
1.60%, 10/4/2026 (b)	180,000	172,235
4.25%, 12/1/2026	146,000	145,231
4.50%, 6/10/2044	364,000	303,481
5.25%, 4/5/2027	180,000	182,315
5.30%, 4/5/2029	150,000	152,783
5.63%, 4/5/2034	530,000	538,379
5.70%, 3/8/2033	710,000	728,559
5.95%, 4/5/2054 (b)	90,000	89,521
6.70%, 11/15/2053	415,000	449,291
5 yr. CMT + 2.97%, 7.20%, 6/27/2054 (c)	290,000	295,182
Energy Transfer LP:
3.90%, 7/15/2026	25,000	24,786
4.40%, 3/15/2027	220,000	219,259
4.95%, 5/15/2028 (b)	210,000	211,455
4.95%, 6/15/2028	300,000	302,007
5.00%, 5/15/2044	8,000	6,910
5.00%, 5/15/2050	610,000	513,236
5.15%, 2/1/2043	537,000	476,738
5.15%, 3/15/2045	910,000	796,141
5.20%, 4/1/2030 (b)	150,000	151,685
Security Description	Principal Amount	Value
5.25%, 4/15/2029	$100,000	$101,224
5.25%, 7/1/2029	310,000	314,489
5.30%, 4/1/2044	60,000	53,819
5.35%, 5/15/2045	47,000	42,222
5.50%, 6/1/2027	340,000	345,236
5.55%, 2/15/2028	568,000	581,416
5.55%, 5/15/2034	130,000	129,900
5.75%, 2/15/2033	905,000	925,978
Series 20Y, 5.80%, 6/15/2038	220,000	218,612
5.95%, 5/15/2054	440,000	420,636
6.00%, 6/15/2048	430,000	415,032
6.05%, 12/1/2026	200,000	204,346
6.05%, 9/1/2054	250,000	242,940
6.13%, 12/15/2045	449,000	441,457
6.20%, 4/1/2055	300,000	297,621
6.25%, 4/15/2049	1,101,000	1,091,983
6.40%, 12/1/2030	130,000	138,571
6.50%, 2/1/2042	296,000	305,777
6.55%, 12/1/2033 (b)	560,000	599,038
6.63%, 10/15/2036	235,000	252,550
7.50%, 7/1/2038	270,000	307,749
Enterprise Products Operating LLC:
3.13%, 7/31/2029	325,000	307,804
3.30%, 2/15/2053 (b)	500,000	333,315
3.70%, 1/31/2051 (b)	195,000	141,675
3.95%, 1/31/2060	205,000	149,328
4.20%, 1/31/2050	300,000	238,305
4.25%, 2/15/2048	220,000	178,024
4.45%, 2/15/2043	207,000	178,529
4.60%, 1/11/2027	281,000	282,481
4.80%, 2/1/2049	400,000	350,104
4.85%, 8/15/2042	356,000	323,992
4.85%, 3/15/2044	795,000	719,292
4.90%, 5/15/2046	100,000	90,164
5.10%, 2/15/2045	806,000	748,653
Series E, 3 mo. USD Term SOFR + 3.29%, 5.25%, 8/16/2077 (c)	468,000	460,264
5.35%, 1/31/2033	80,000	82,035
3 mo. USD Term SOFR + 2.83%, 5.38%, 2/15/2078 (b) (c)	875,000	856,704
5.55%, 2/16/2055	300,000	291,471
5.95%, 2/1/2041	349,000	361,798
Series D, 6.88%, 3/1/2033	659,000	737,026
7.55%, 4/15/2038	80,000	95,527
Kinder Morgan Energy Partners LP:
4.70%, 11/1/2042	324,000	275,086
5.40%, 9/1/2044	150,000	138,438
5.50%, 3/1/2044	250,000	234,938
6.38%, 3/1/2041	327,000	336,911
6.50%, 9/1/2039	100,000	105,447
6.55%, 9/15/2040	235,000	247,401

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
7.30%, 8/15/2033	$350,000	$391,272
7.50%, 11/15/2040	150,000	173,334
Kinder Morgan, Inc.:
1.75%, 11/15/2026	160,000	153,070
2.00%, 2/15/2031	190,000	162,313
4.80%, 2/1/2033	797,000	770,293
5.00%, 2/1/2029	89,000	89,720
5.05%, 2/15/2046	569,000	498,558
5.20%, 6/1/2033	500,000	495,730
5.20%, 3/1/2048	92,000	81,977
5.40%, 2/1/2034	241,000	240,593
5.45%, 8/1/2052 (b)	187,000	170,791
5.55%, 6/1/2045	1,000,000	935,790
5.95%, 8/1/2054	425,000	415,692
Series GMTN, 7.75%, 1/15/2032	210,000	239,795
Series GMTN, 7.80%, 8/1/2031	313,000	356,667
MPLX LP:
4.00%, 3/15/2028	240,000	235,620
4.13%, 3/1/2027	314,000	311,177
4.25%, 12/1/2027	100,000	99,077
4.70%, 4/15/2048	665,000	543,997
4.90%, 4/15/2058	350,000	286,314
4.95%, 9/1/2032	560,000	548,195
4.95%, 3/14/2052	400,000	336,288
5.00%, 3/1/2033	513,000	500,314
5.20%, 3/1/2047	1,050,000	924,336
5.40%, 4/1/2035	250,000	245,857
5.50%, 2/15/2049	135,000	122,853
5.65%, 3/1/2053	305,000	281,640
5.95%, 4/1/2055	200,000	192,682
ONEOK Partners LP 6.85%, 10/15/2037	5,000	5,449
ONEOK, Inc.:
3.10%, 3/15/2030	380,000	349,934
4.25%, 9/24/2027 (b)	290,000	287,532
4.35%, 3/15/2029	200,000	196,666
4.55%, 7/15/2028	100,000	99,624
4.75%, 10/15/2031	240,000	235,310
4.85%, 7/15/2026	346,000	346,619
4.85%, 2/1/2049	40,000	33,240
4.95%, 7/13/2047	435,000	371,042
5.05%, 4/1/2045	182,000	157,718
5.38%, 6/1/2029 (b)	262,000	266,320
5.45%, 6/1/2047	205,000	185,953
5.55%, 11/1/2026	155,000	157,071
5.60%, 4/1/2044	150,000	139,848
5.70%, 11/1/2054 (b)	585,000	547,396
5.80%, 11/1/2030	250,000	259,967
5.85%, 11/1/2064	20,000	18,736
6.05%, 9/1/2033	1,305,000	1,357,043
6.63%, 9/1/2053	1,150,000	1,203,107
7.15%, 1/15/2051	959,000	1,041,445
Security Description	Principal Amount	Value
Plains All American Pipeline LP/PAA Finance Corp.:
3.55%, 12/15/2029	$389,000	$366,492
3.80%, 9/15/2030	187,000	175,909
4.30%, 1/31/2043	982,000	787,839
4.90%, 2/15/2045	323,000	276,901
Sabine Pass Liquefaction LLC 5.90%, 9/15/2037	2,157,000	2,224,083
South Bow USA Infrastructure Holdings LLC:
4.91%, 9/1/2027 (f)	225,000	225,137
5.03%, 10/1/2029 (f)	377,000	374,041
5.58%, 10/1/2034 (f)	600,000	587,526
6.18%, 10/1/2054 (f)	310,000	295,783
Spectra Energy Partners LP 3.38%, 10/15/2026	600,000	589,290
Targa Resources Corp.:
4.20%, 2/1/2033	182,000	167,930
4.95%, 4/15/2052	400,000	337,152
5.20%, 7/1/2027 (b)	380,000	384,324
5.55%, 8/15/2035 (b)	250,000	249,430
6.15%, 3/1/2029	60,000	62,743
6.50%, 3/30/2034	100,000	106,798
6.50%, 2/15/2053	1,330,000	1,381,298
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.00%, 1/15/2032	445,000	410,668
4.88%, 2/1/2031	85,000	83,245
6.88%, 1/15/2029	150,000	153,572
TC PipeLines LP 3.90%, 5/25/2027	500,000	491,440
TransCanada PipeLines Ltd.:
4.25%, 5/15/2028	750,000	740,287
4.63%, 3/1/2034	300,000	283,146
5.60%, 3/31/2034	200,000	200,510
5.85%, 3/15/2036	999,000	1,022,926
6.10%, 6/1/2040	10,000	10,283
6.20%, 10/15/2037	402,000	416,753
7.25%, 8/15/2038	25,000	28,205
7.63%, 1/15/2039	483,000	561,217
Transcontinental Gas Pipe Line Co. LLC 3.25%, 5/15/2030	845,000	782,343
Western Midstream Operating LP:
4.50%, 3/1/2028	25,000	24,754
4.75%, 8/15/2028	50,000	49,780
5.25%, 2/1/2050	200,000	170,630
5.30%, 3/1/2048	310,000	265,211
5.50%, 8/15/2048	10,000	8,764
6.15%, 4/1/2033	1,545,000	1,591,922
6.35%, 1/15/2029	200,000	208,788

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Williams Cos., Inc.:
2.60%, 3/15/2031	$220,000	$193,270
3.50%, 11/15/2030 (b)	100,000	93,448
3.75%, 6/15/2027	1,462,000	1,437,058
4.90%, 3/15/2029 (b)	110,000	110,662
5.10%, 9/15/2045	560,000	505,456
5.30%, 8/15/2052	400,000	366,756
5.60%, 3/15/2035 (b)	160,000	162,942
5.65%, 3/15/2033	384,000	393,435
5.75%, 6/24/2044	251,000	246,339
5.80%, 11/15/2043	227,000	223,833
5.80%, 11/15/2054	200,000	196,544
6.00%, 3/15/2055	100,000	100,766
6.30%, 4/15/2040	120,000	126,479
Series A, 7.50%, 1/15/2031	68,000	75,577
8.75%, 3/15/2032	520,000	624,224
		66,108,556
REAL ESTATE — 0.1%
CBRE Services, Inc.:
2.50%, 4/1/2031 (b)	971,000	845,091
5.50%, 4/1/2029	94,000	96,386
Jones Lang LaSalle, Inc. 6.88%, 12/1/2028	68,000	72,168
		1,013,645
REAL ESTATE INVESTMENT TRUSTS — 3.8%
Agree LP:
2.90%, 10/1/2030	66,000	59,611
5.63%, 6/15/2034	130,000	131,503
Alexandria Real Estate Equities, Inc.:
3.00%, 5/18/2051	200,000	123,236
3.55%, 3/15/2052	200,000	136,536
3.95%, 1/15/2027	250,000	247,517
4.00%, 2/1/2050	300,000	223,473
4.70%, 7/1/2030	610,000	602,302
4.85%, 4/15/2049	721,000	618,654
5.25%, 5/15/2036	365,000	356,134
American Assets Trust LP:
3.38%, 2/1/2031	182,000	160,009
6.15%, 10/1/2034	800,000	797,464
American Homes 4 Rent LP:
2.38%, 7/15/2031	506,000	434,199
4.25%, 2/15/2028	459,000	453,841
5.25%, 3/15/2035	200,000	196,202
5.50%, 2/1/2034	150,000	150,007
American Tower Corp.:
1.45%, 9/15/2026	160,000	153,024
1.50%, 1/31/2028	300,000	275,265
1.60%, 4/15/2026	500,000	485,010
2.75%, 1/15/2027	700,000	678,041
3.38%, 10/15/2026	350,000	343,843
3.55%, 7/15/2027	446,000	436,010
3.95%, 3/15/2029	509,000	494,254
4.90%, 3/15/2030	250,000	251,240
Security Description	Principal Amount	Value
5.00%, 1/31/2030	$55,000	$55,441
5.20%, 2/15/2029	108,000	109,714
5.25%, 7/15/2028	175,000	178,045
5.35%, 3/15/2035	250,000	250,582
5.45%, 2/15/2034	781,000	792,637
5.50%, 3/15/2028	400,000	409,260
5.55%, 7/15/2033	363,000	370,547
5.80%, 11/15/2028	400,000	414,660
Americold Realty Operating Partnership LP:
5.41%, 9/12/2034 (b)	185,000	180,497
5.60%, 5/15/2032 (e)	200,000	200,914
AvalonBay Communities, Inc.:
1.90%, 12/1/2028	319,000	290,153
Series GMTN, 2.95%, 5/11/2026	656,000	644,992
Series MTN, 4.35%, 4/15/2048	50,000	41,843
5.00%, 2/15/2033	208,000	206,798
5.30%, 12/7/2033	818,000	829,395
Boston Properties LP:
2.55%, 4/1/2032	200,000	164,668
2.75%, 10/1/2026	279,000	270,432
2.90%, 3/15/2030	249,000	224,287
3.40%, 6/21/2029 (b)	600,000	560,364
5.75%, 1/15/2035 (b)	400,000	395,676
6.50%, 1/15/2034 (b)	310,000	326,300
6.75%, 12/1/2027	200,000	209,044
Brixmor Operating Partnership LP:
2.25%, 4/1/2028	150,000	139,259
5.20%, 4/1/2032	115,000	114,791
5.50%, 2/15/2034	973,000	975,958
5.75%, 2/15/2035	475,000	482,191
Broadstone Net Lease LLC 2.60%, 9/15/2031	250,000	211,725
Camden Property Trust:
2.80%, 5/15/2030	207,000	188,753
3.15%, 7/1/2029	259,000	244,071
4.90%, 1/15/2034	100,000	98,297
5.85%, 11/3/2026	104,000	106,120
CBRE Services, Inc. 5.95%, 8/15/2034	85,000	88,831
COPT Defense Properties LP 2.00%, 1/15/2029 (b)	106,000	94,587
Cousins Properties LP:
5.38%, 2/15/2032	125,000	124,213
5.88%, 10/1/2034	430,000	433,195
Crown Castle, Inc.:
1.05%, 7/15/2026	223,000	212,610
2.10%, 4/1/2031	235,000	197,532
2.25%, 1/15/2031	243,000	207,588
2.90%, 3/15/2027	202,000	195,162
3.10%, 11/15/2029 (b)	70,000	64,415
3.65%, 9/1/2027	360,000	350,755
3.80%, 2/15/2028	408,000	396,882

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 3/1/2027	$100,000	$98,704
4.30%, 2/15/2029	160,000	156,344
4.90%, 9/1/2029	205,000	204,008
5.00%, 1/11/2028	300,000	301,200
5.10%, 5/1/2033	348,000	339,638
5.60%, 6/1/2029	1,050,000	1,072,942
5.80%, 3/1/2034	761,000	775,139
CubeSmart LP:
2.25%, 12/15/2028	583,000	533,247
2.50%, 2/15/2032	29,000	24,468
3.13%, 9/1/2026	260,000	254,709
Digital Realty Trust LP:
3.70%, 8/15/2027	81,000	79,509
4.45%, 7/15/2028	143,000	141,990
5.55%, 1/15/2028	287,000	293,564
DOC Dr. LLC 2.63%, 11/1/2031	305,000	263,932
EPR Properties:
3.60%, 11/15/2031	111,000	99,041
3.75%, 8/15/2029	287,000	269,243
4.50%, 6/1/2027	85,000	83,884
4.75%, 12/15/2026	200,000	199,014
4.95%, 4/15/2028	100,000	99,038
Equinix, Inc.:
1.45%, 5/15/2026	123,000	118,824
1.55%, 3/15/2028	80,000	73,406
1.80%, 7/15/2027	110,000	103,430
2.00%, 5/15/2028	100,000	92,585
2.15%, 7/15/2030	100,000	87,673
2.50%, 5/15/2031	731,000	637,768
2.90%, 11/18/2026	510,000	496,592
2.95%, 9/15/2051	200,000	123,592
3.90%, 4/15/2032	200,000	186,442
ERP Operating LP:
4.50%, 7/1/2044	710,000	616,159
4.50%, 6/1/2045	600,000	514,692
Essential Properties LP 2.95%, 7/15/2031	160,000	138,622
Essex Portfolio LP:
2.65%, 3/15/2032 (b)	78,000	66,665
4.50%, 3/15/2048	150,000	126,449
5.38%, 4/1/2035 (b)	310,000	309,947
5.50%, 4/1/2034	348,000	351,038
Extra Space Storage LP:
2.20%, 10/15/2030	177,000	154,125
2.35%, 3/15/2032	278,000	232,425
2.40%, 10/15/2031	50,000	42,465
3.90%, 4/1/2029	50,000	48,284
5.40%, 2/1/2034	1,000,000	999,090
5.40%, 6/15/2035	180,000	178,834
5.70%, 4/1/2028	357,000	366,668
5.90%, 1/15/2031	119,000	123,734
Federal Realty OP LP:
3.20%, 6/15/2029	250,000	234,910
4.50%, 12/1/2044 (b)	185,000	156,619
Security Description	Principal Amount	Value
5.38%, 5/1/2028	$100,000	$101,850
GLP Capital LP/GLP Financing II, Inc.:
3.25%, 1/15/2032	147,000	127,320
5.38%, 4/15/2026	400,000	401,108
5.75%, 6/1/2028	300,000	305,154
6.25%, 9/15/2054 (b)	384,000	377,395
6.75%, 12/1/2033	1,000,000	1,062,760
Healthcare Realty Holdings LP 3.50%, 8/1/2026	580,000	570,059
Healthpeak OP LLC:
3.00%, 1/15/2030	185,000	170,520
3.25%, 7/15/2026	100,000	98,336
3.50%, 7/15/2029	310,000	294,171
5.25%, 12/15/2032	44,000	44,086
5.38%, 2/15/2035	300,000	298,845
6.75%, 2/1/2041	205,000	225,381
Highwoods Realty LP:
2.60%, 2/1/2031	65,000	55,184
3.05%, 2/15/2030 (b)	389,000	347,237
7.65%, 2/1/2034	400,000	446,240
Host Hotels & Resorts LP:
5.50%, 4/15/2035 (b)	400,000	391,216
5.70%, 7/1/2034	426,000	424,811
Invitation Homes Operating Partnership LP:
4.15%, 4/15/2032	787,000	733,712
4.88%, 2/1/2035	500,000	478,355
5.50%, 8/15/2033	103,000	103,560
Kilroy Realty LP:
2.50%, 11/15/2032 (b)	50,000	39,558
3.05%, 2/15/2030	368,000	327,384
4.25%, 8/15/2029	150,000	142,653
6.25%, 1/15/2036	149,000	147,717
Kimco Realty OP LLC:
1.90%, 3/1/2028	27,000	25,111
4.45%, 9/1/2047	15,000	12,343
4.85%, 3/1/2035	120,000	115,429
6.40%, 3/1/2034	1,470,000	1,578,339
Kite Realty Group LP:
4.95%, 12/15/2031	175,000	172,151
5.50%, 3/1/2034 (b)	87,000	86,999
LXP Industrial Trust:
2.38%, 10/1/2031	100,000	83,436
6.75%, 11/15/2028	131,000	138,513
Mid-America Apartments LP:
1.10%, 9/15/2026	35,000	33,335
3.60%, 6/1/2027	160,000	157,192
3.95%, 3/15/2029	232,000	226,084
5.30%, 2/15/2032 (b)	488,000	495,749
National Health Investors, Inc. 3.00%, 2/1/2031	206,000	178,693
NNN REIT, Inc.:
3.10%, 4/15/2050	250,000	156,492
4.80%, 10/15/2048	450,000	379,012

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 6/15/2034	$225,000	$226,237
5.60%, 10/15/2033	45,000	45,559
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033 (b)	563,000	477,030
4.50%, 4/1/2027	116,000	115,465
4.75%, 1/15/2028	76,000	75,776
Phillips Edison Grocery Center Operating Partnership I LP 5.75%, 7/15/2034	10,000	10,064
Piedmont Operating Partnership LP:
2.75%, 4/1/2032	125,000	100,933
3.15%, 8/15/2030	134,000	117,594
6.88%, 7/15/2029 (b)	100,000	103,770
9.25%, 7/20/2028 (b)	185,000	203,846
Prologis LP:
1.25%, 10/15/2030 (b)	25,000	20,915
2.25%, 4/15/2030	1,356,000	1,211,193
2.25%, 1/15/2032	15,000	12,743
2.88%, 11/15/2029	114,000	105,868
3.00%, 4/15/2050	127,000	82,166
3.05%, 3/1/2050	15,000	9,821
3.38%, 12/15/2027	84,000	81,846
3.88%, 9/15/2028	376,000	368,841
4.38%, 9/15/2048	520,000	433,566
4.75%, 6/15/2033	150,000	147,094
5.13%, 1/15/2034	359,000	359,862
5.25%, 6/15/2053	310,000	293,437
5.25%, 3/15/2054	502,000	474,967
Public Storage Operating Co.:
1.85%, 5/1/2028 (b)	114,000	105,701
2.25%, 11/9/2031	302,000	258,458
3.09%, 9/15/2027	250,000	242,352
3.39%, 5/1/2029	100,000	95,675
5.35%, 8/1/2053	555,000	532,101
Rayonier LP 2.75%, 5/17/2031	230,000	201,038
Realty Income Corp.:
2.70%, 2/15/2032	87,000	75,157
3.25%, 6/15/2029	300,000	283,566
3.25%, 1/15/2031	1,623,000	1,490,222
3.40%, 1/15/2028	435,000	422,237
3.95%, 8/15/2027	319,000	315,204
4.00%, 7/15/2029	308,000	299,835
4.65%, 3/15/2047	200,000	172,334
4.75%, 2/15/2029	223,000	223,493
5.13%, 2/15/2034	50,000	49,570
5.38%, 9/1/2054	100,000	95,356
5.63%, 10/13/2032	193,000	199,147
Regency Centers LP:
2.95%, 9/15/2029 (b)	132,000	122,893
4.65%, 3/15/2049	15,000	12,850
5.25%, 1/15/2034	382,000	381,702
Sabra Health Care LP:
3.20%, 12/1/2031	130,000	112,641
Security Description	Principal Amount	Value
3.90%, 10/15/2029	$100,000	$94,212
5.13%, 8/15/2026	200,000	199,904
Safehold GL Holdings LLC 6.10%, 4/1/2034	369,000	379,808
Simon Property Group LP:
1.75%, 2/1/2028	128,000	118,801
2.45%, 9/13/2029	300,000	273,483
2.65%, 2/1/2032 (b)	409,000	353,887
3.38%, 12/1/2027	100,000	97,437
3.80%, 7/15/2050	200,000	147,600
4.75%, 3/15/2042	15,000	13,469
5.50%, 3/8/2033	370,000	378,547
5.85%, 3/8/2053	300,000	302,091
6.25%, 1/15/2034 (b)	540,000	578,545
6.65%, 1/15/2054	500,000	558,720
6.75%, 2/1/2040	50,000	56,110
Store Capital LLC:
2.70%, 12/1/2031	806,000	682,005
4.50%, 3/15/2028	306,000	301,046
5.40%, 4/30/2030 (f)	175,000	175,210
Sun Communities Operating LP:
2.70%, 7/15/2031	200,000	174,026
5.50%, 1/15/2029	102,000	104,247
Tanger Properties LP 2.75%, 9/1/2031	50,000	43,112
UDR, Inc.:
Series MTN, 4.40%, 1/26/2029	285,000	282,016
5.13%, 9/1/2034	600,000	588,492
Ventas Realty LP:
2.50%, 9/1/2031	28,000	24,183
3.25%, 10/15/2026	43,000	42,162
4.38%, 2/1/2045	15,000	12,426
4.40%, 1/15/2029	248,000	244,513
4.75%, 11/15/2030	60,000	59,687
4.88%, 4/15/2049	100,000	87,652
5.63%, 7/1/2034	490,000	498,261
5.70%, 9/30/2043	300,000	294,198
VICI Properties LP:
4.75%, 2/15/2028	700,000	700,896
4.75%, 4/1/2028 (e)	65,000	65,039
4.95%, 2/15/2030	140,000	138,867
5.13%, 11/15/2031	600,000	592,536
5.13%, 5/15/2032	716,000	701,687
5.63%, 4/1/2035 (e)	85,000	84,606
5.63%, 5/15/2052	200,000	182,974
6.13%, 4/1/2054	20,000	19,548
Welltower OP LLC:
2.70%, 2/15/2027 (b)	137,000	132,639
2.75%, 1/15/2032 (b)	155,000	134,920
4.13%, 3/15/2029	188,000	184,020
4.25%, 4/15/2028	1,009,000	997,871
4.95%, 9/1/2048	30,000	27,232
6.50%, 3/15/2041	378,000	409,412

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Weyerhaeuser Co.:
3.38%, 3/9/2033	$100,000	$88,212
4.00%, 4/15/2030	160,000	154,155
4.75%, 5/15/2026	390,000	390,558
7.38%, 3/15/2032	205,000	230,166
WP Carey, Inc.:
2.25%, 4/1/2033	113,000	90,756
2.40%, 2/1/2031	90,000	78,040
2.45%, 2/1/2032	200,000	167,902
		66,792,712
RETAIL — 2.3%
AutoNation, Inc.:
2.40%, 8/1/2031	470,000	393,503
3.85%, 3/1/2032	700,000	631,218
5.89%, 3/15/2035	100,000	99,776
AutoZone, Inc.:
3.13%, 4/21/2026	266,000	262,188
4.75%, 2/1/2033	200,000	195,258
5.05%, 7/15/2026	150,000	151,128
5.20%, 8/1/2033	70,000	69,784
5.40%, 7/15/2034	200,000	201,648
6.25%, 11/1/2028	175,000	184,187
6.55%, 11/1/2033	337,000	366,356
Costco Wholesale Corp.:
1.38%, 6/20/2027	342,000	322,294
1.60%, 4/20/2030	504,000	441,781
1.75%, 4/20/2032 (b)	1,450,000	1,214,853
Darden Restaurants, Inc.:
3.85%, 5/1/2027	223,000	219,564
4.35%, 10/15/2027	600,000	595,506
6.30%, 10/10/2033	130,000	137,779
Dollar General Corp.:
4.13%, 5/1/2028	203,000	199,764
5.00%, 11/1/2032	47,000	46,091
5.45%, 7/5/2033 (b)	1,100,000	1,103,432
Dollar Tree, Inc.:
3.38%, 12/1/2051	280,000	177,926
4.20%, 5/15/2028	100,000	98,153
Genuine Parts Co.:
2.75%, 2/1/2032	230,000	197,248
4.95%, 8/15/2029	100,000	100,406
Home Depot, Inc.:
1.38%, 3/15/2031	100,000	83,190
2.13%, 9/15/2026 (b)	1,348,000	1,308,746
2.38%, 3/15/2051	135,000	76,826
2.50%, 4/15/2027	300,000	290,079
2.70%, 4/15/2030	147,000	134,809
2.75%, 9/15/2051	440,000	271,049
2.95%, 6/15/2029	505,000	476,321
3.13%, 12/15/2049	200,000	135,588
3.30%, 4/15/2040	175,000	138,588
3.35%, 4/15/2050	374,000	263,337
3.63%, 4/15/2052	797,000	584,568
3.90%, 6/15/2047	767,000	606,068
4.20%, 4/1/2043	100,000	85,396
Security Description	Principal Amount	Value
4.25%, 4/1/2046	$814,000	$684,297
4.40%, 3/15/2045	993,000	857,446
4.50%, 12/6/2048	172,000	148,021
4.75%, 6/25/2029	300,000	303,417
4.85%, 6/25/2031	425,000	430,805
4.88%, 6/25/2027	200,000	202,782
4.95%, 9/15/2052 (b)	679,000	622,724
5.15%, 6/25/2026	400,000	404,384
5.30%, 6/25/2054	494,000	476,335
5.40%, 6/25/2064	395,000	379,871
5.88%, 12/16/2036	500,000	533,725
5.95%, 4/1/2041	232,000	244,871
Lowe's Cos., Inc.:
1.30%, 4/15/2028	240,000	218,429
2.63%, 4/1/2031 (b)	300,000	265,758
2.80%, 9/15/2041	15,000	10,375
3.00%, 10/15/2050	300,000	187,557
3.35%, 4/1/2027	700,000	685,468
3.50%, 4/1/2051	170,000	116,992
3.65%, 4/5/2029 (b)	1,150,000	1,109,738
3.70%, 4/15/2046	465,000	345,300
3.75%, 4/1/2032	450,000	417,172
4.05%, 5/3/2047	514,000	400,432
4.25%, 4/1/2052	400,000	312,664
4.45%, 4/1/2062	161,000	125,155
4.50%, 4/15/2030 (b)	300,000	297,657
4.55%, 4/5/2049	148,000	123,318
4.65%, 4/15/2042	35,000	30,807
4.80%, 4/1/2026	75,000	75,181
5.00%, 4/15/2033	85,000	84,808
5.00%, 4/15/2040	45,000	42,269
5.15%, 7/1/2033	140,000	140,993
5.63%, 4/15/2053	700,000	675,710
5.80%, 9/15/2062	455,000	441,728
5.85%, 4/1/2063	256,000	250,112
McDonald's Corp.:
Series MTN, 3.63%, 5/1/2043	867,000	675,055
Series MTN, 3.63%, 9/1/2049	400,000	291,648
Series MTN, 3.70%, 2/15/2042	35,000	27,688
Series MTN, 3.80%, 4/1/2028	250,000	245,955
Series MTN, 4.20%, 4/1/2050	321,000	257,930
Series MTN, 4.45%, 3/1/2047	326,000	276,308
4.60%, 5/15/2030	750,000	749,280
Series MTN, 4.88%, 12/9/2045	790,000	715,685
4.95%, 8/14/2033 (b)	382,000	383,589
4.95%, 3/3/2035 (b)	250,000	248,765
Series GMTN, 5.00%, 5/17/2029	25,000	25,463
5.45%, 8/14/2053	188,000	181,679

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 6.30%, 3/1/2038	$366,000	$398,263
O'Reilly Automotive, Inc.:
4.20%, 4/1/2030	151,000	147,266
4.70%, 6/15/2032 (b)	222,000	217,214
5.75%, 11/20/2026	103,000	104,883
Starbucks Corp.:
2.00%, 3/12/2027 (b)	155,000	147,977
2.45%, 6/15/2026	250,000	244,280
2.55%, 11/15/2030	453,000	404,058
3.00%, 2/14/2032 (b)	217,000	193,041
3.35%, 3/12/2050	123,000	83,064
4.30%, 6/15/2045	734,000	601,748
4.45%, 8/15/2049	200,000	164,612
4.80%, 2/15/2033	162,000	160,756
4.85%, 2/8/2027	60,000	60,481
4.90%, 2/15/2031	100,000	101,101
Target Corp.:
2.35%, 2/15/2030	950,000	860,795
2.65%, 9/15/2030	80,000	72,733
2.95%, 1/15/2052 (b)	400,000	256,972
3.90%, 11/15/2047	340,000	268,484
4.00%, 7/1/2042 (b)	648,000	548,675
4.50%, 9/15/2032 (b)	100,000	98,215
4.80%, 1/15/2053 (b)	310,000	278,817
5.00%, 4/15/2035	175,000	174,555
6.50%, 10/15/2037	320,000	358,288
TJX Cos., Inc.:
2.25%, 9/15/2026	78,000	75,853
3.88%, 4/15/2030	192,000	186,449
Tractor Supply Co. 5.25%, 5/15/2033	272,000	274,035
Walmart, Inc.:
1.50%, 9/22/2028	400,000	366,432
1.80%, 9/22/2031 (b)	553,000	473,899
2.50%, 9/22/2041	211,000	147,867
2.65%, 9/22/2051	1,393,000	870,430
3.25%, 7/8/2029	369,000	355,912
3.70%, 6/26/2028 (b)	50,000	49,460
3.90%, 4/15/2028 (b)	1,080,000	1,074,978
3.95%, 9/9/2027 (b)	161,000	160,536
4.00%, 4/15/2026	366,000	365,451
4.05%, 6/29/2048	855,000	707,555
4.10%, 4/15/2033 (b)	160,000	154,869
4.15%, 9/9/2032 (b)	183,000	178,853
4.50%, 9/9/2052	400,000	352,680
4.50%, 4/15/2053 (b)	614,000	542,242
5.63%, 4/1/2040	200,000	212,474
		40,086,007
SEMICONDUCTORS — 2.5%
Advanced Micro Devices, Inc.:
3.92%, 6/1/2032 (b)	457,000	434,241
4.32%, 3/24/2028 (b)	370,000	371,998
4.39%, 6/1/2052 (b)	2,000	1,695
Security Description	Principal Amount	Value
Analog Devices, Inc.:
2.10%, 10/1/2031	$450,000	$385,852
2.80%, 10/1/2041	450,000	325,197
2.95%, 10/1/2051	176,000	114,409
3.50%, 12/5/2026	371,000	366,240
5.30%, 4/1/2054	195,000	188,284
Applied Materials, Inc.:
1.75%, 6/1/2030 (b)	486,000	424,711
3.30%, 4/1/2027	50,000	49,127
4.35%, 4/1/2047	381,000	327,085
Broadcom Corp./Broadcom Cayman Finance Ltd.:
3.50%, 1/15/2028	800,000	778,424
3.88%, 1/15/2027	700,000	692,538
Broadcom, Inc.:
1.95%, 2/15/2028 (f)	320,000	297,664
2.45%, 2/15/2031 (f)	1,097,000	964,417
2.60%, 2/15/2033 (f)	735,000	619,355
3.14%, 11/15/2035 (f)	457,000	378,890
3.19%, 11/15/2036 (f)	175,000	143,588
3.42%, 4/15/2033 (f)	750,000	667,980
3.50%, 2/15/2041 (f)	616,000	482,525
4.00%, 4/15/2029 (f)	174,000	169,874
4.15%, 2/15/2028	510,000	505,471
4.15%, 11/15/2030 (b)	700,000	677,572
4.15%, 4/15/2032 (f)	434,000	411,606
4.35%, 2/15/2030	75,000	73,808
4.55%, 2/15/2032	349,000	340,404
4.80%, 4/15/2028	1,000,000	1,007,340
4.80%, 10/15/2034	400,000	390,488
4.93%, 5/15/2037 (f)	1,457,000	1,403,528
5.00%, 4/15/2030 (b)	100,000	101,236
5.05%, 7/12/2027	975,000	987,070
5.05%, 7/12/2029	135,000	136,867
5.05%, 4/15/2030	155,000	157,004
5.15%, 11/15/2031	525,000	532,339
5.20%, 4/15/2032	340,000	344,804
Intel Corp.:
1.60%, 8/12/2028	100,000	90,291
2.45%, 11/15/2029	500,000	448,720
2.80%, 8/12/2041	665,000	440,922
3.15%, 5/11/2027	315,000	305,301
3.73%, 12/8/2047 (b)	250,000	174,395
3.75%, 3/25/2027	253,000	248,904
3.75%, 8/5/2027	250,000	244,807
3.90%, 3/25/2030	361,000	343,784
4.10%, 5/11/2047	427,000	315,352
4.15%, 8/5/2032 (b)	300,000	278,226
4.25%, 12/15/2042 (b)	290,000	230,089
4.75%, 3/25/2050	1,710,000	1,377,080
4.80%, 10/1/2041	650,000	558,207
4.88%, 2/10/2028	943,000	947,856
4.90%, 7/29/2045	545,000	459,675
4.90%, 8/5/2052	500,000	408,510
5.05%, 8/5/2062	287,000	233,386

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.20%, 2/10/2033 (b)	$560,000	$552,569
5.60%, 2/21/2054 (b)	810,000	734,767
5.63%, 2/10/2043	405,000	382,632
5.70%, 2/10/2053	621,000	571,165
KLA Corp. 4.65%, 7/15/2032	2,250,000	2,231,887
Lam Research Corp.:
2.88%, 6/15/2050	200,000	128,112
3.13%, 6/15/2060 (b)	83,000	51,976
4.00%, 3/15/2029	125,000	123,010
4.88%, 3/15/2049	101,000	92,022
Marvell Technology, Inc.:
1.65%, 4/15/2026	150,000	145,553
4.88%, 6/22/2028 (b)	130,000	130,521
5.95%, 9/15/2033 (b)	397,000	414,107
Microchip Technology, Inc.:
4.90%, 3/15/2028	350,000	351,134
5.05%, 3/15/2029 (b)	126,000	126,874
5.05%, 2/15/2030	350,000	349,391
Micron Technology, Inc.:
4.19%, 2/15/2027	500,000	495,995
5.30%, 1/15/2031	300,000	303,255
5.33%, 2/6/2029	150,000	152,251
5.38%, 4/15/2028	158,000	160,713
5.88%, 2/9/2033 (b)	920,000	952,375
5.88%, 9/15/2033 (b)	492,000	511,518
6.75%, 11/1/2029 (b)	310,000	332,556
NVIDIA Corp.:
2.85%, 4/1/2030	50,000	46,646
3.20%, 9/16/2026	350,000	345,611
3.50%, 4/1/2040	1,000,000	838,250
3.50%, 4/1/2050 (b)	225,000	170,791
NXP BV/NXP Funding LLC 5.55%, 12/1/2028	300,000	307,299
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.50%, 5/11/2031	336,000	291,043
2.65%, 2/15/2032	1,097,000	939,098
3.25%, 11/30/2051	100,000	64,940
3.88%, 6/18/2026	150,000	148,604
4.30%, 6/18/2029	635,000	622,459
4.40%, 6/1/2027	50,000	49,841
5.00%, 1/15/2033	161,000	158,601
Qorvo, Inc. 4.38%, 10/15/2029	631,000	602,125
QUALCOMM, Inc.:
2.15%, 5/20/2030	634,000	568,020
3.25%, 5/20/2027	298,000	292,278
3.25%, 5/20/2050	580,000	402,503
4.25%, 5/20/2032 (b)	131,000	127,721
4.30%, 5/20/2047	140,000	117,902
4.50%, 5/20/2052	200,000	170,398
4.80%, 5/20/2045	177,000	161,773
5.40%, 5/20/2033 (b)	204,000	212,815
6.00%, 5/20/2053	353,000	372,394
Security Description	Principal Amount	Value
Skyworks Solutions, Inc.:
1.80%, 6/1/2026	$873,000	$841,031
3.00%, 6/1/2031	187,000	161,291
Texas Instruments, Inc.:
1.75%, 5/4/2030	149,000	130,643
1.90%, 9/15/2031 (b)	320,000	274,490
2.90%, 11/3/2027	45,000	43,601
4.10%, 8/16/2052	45,000	36,129
4.15%, 5/15/2048	402,000	332,494
4.60%, 2/15/2028	331,000	334,462
4.90%, 3/14/2033 (b)	685,000	692,693
5.00%, 3/14/2053	100,000	93,184
5.05%, 5/18/2063	425,000	388,930
5.15%, 2/8/2054	200,000	189,702
TSMC Arizona Corp.:
2.50%, 10/25/2031	511,000	451,443
3.13%, 10/25/2041	100,000	78,239
3.88%, 4/22/2027	380,000	376,333
4.13%, 4/22/2029	643,000	634,782
4.25%, 4/22/2032	152,000	149,332
		43,873,410
SHIPBUILDING — 0.1%
Huntington Ingalls Industries, Inc.:
2.04%, 8/16/2028	100,000	91,214
4.20%, 5/1/2030	396,000	380,734
5.35%, 1/15/2030	115,000	116,564
5.75%, 1/15/2035 (b)	355,000	357,759
		946,271
SOFTWARE — 2.5%
Adobe, Inc.:
2.15%, 2/1/2027 (b)	300,000	289,320
4.75%, 1/17/2028 (b)	300,000	304,392
AppLovin Corp.:
5.13%, 12/1/2029	520,000	521,867
5.50%, 12/1/2034	350,000	349,790
Atlassian Corp. 5.25%, 5/15/2029	109,000	110,947
Autodesk, Inc. 2.40%, 12/15/2031	50,000	42,863
Broadridge Financial Solutions, Inc. 2.60%, 5/1/2031	370,000	324,287
Cadence Design Systems, Inc.:
4.20%, 9/10/2027	135,000	134,591
4.30%, 9/10/2029 (b)	400,000	396,136
Concentrix Corp.:
6.60%, 8/2/2028 (b)	858,000	895,675
6.65%, 8/2/2026	200,000	204,026
6.85%, 8/2/2033 (b)	360,000	372,496
Fidelity National Information Services, Inc.:
4.50%, 8/15/2046	25,000	20,952
5.10%, 7/15/2032 (b)	531,000	532,975

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Fiserv, Inc.:
2.25%, 6/1/2027	$500,000	$476,900
3.50%, 7/1/2029	440,000	418,400
4.75%, 3/15/2030	140,000	139,695
5.15%, 3/15/2027	504,000	509,262
5.15%, 8/12/2034	150,000	148,805
5.45%, 3/2/2028 (b)	1,179,000	1,206,164
5.45%, 3/15/2034	550,000	557,321
5.60%, 3/2/2033 (b)	350,000	359,226
5.63%, 8/21/2033 (b)	600,000	617,562
Intuit, Inc.:
1.65%, 7/15/2030	200,000	173,166
5.20%, 9/15/2033	595,000	607,132
5.25%, 9/15/2026	200,000	202,452
5.50%, 9/15/2053 (b)	110,000	109,231
Microsoft Corp.:
1.35%, 9/15/2030 (b)	494,000	427,019
2.40%, 8/8/2026	1,062,000	1,038,732
2.50%, 9/15/2050	150,000	93,354
2.53%, 6/1/2050	1,729,000	1,084,688
2.68%, 6/1/2060	1,250,000	746,000
2.92%, 3/17/2052	1,600,000	1,073,344
3.04%, 3/17/2062	897,000	583,032
3.30%, 2/6/2027	725,000	715,763
3.40%, 6/15/2027	154,000	151,916
3.45%, 8/8/2036	454,000	404,936
3.50%, 11/15/2042	215,000	177,801
3.70%, 8/8/2046	528,000	429,327
3.95%, 8/8/2056	121,000	97,763
4.25%, 2/6/2047 (b)	150,000	135,644
4.45%, 11/3/2045	100,000	93,440
4.50%, 6/15/2047	545,000	495,928
Oracle Corp.:
2.30%, 3/25/2028	605,000	568,494
2.65%, 7/15/2026	1,236,000	1,206,843
2.80%, 4/1/2027	1,200,000	1,161,360
2.88%, 3/25/2031	2,003,000	1,793,727
2.95%, 4/1/2030	250,000	229,615
3.25%, 11/15/2027	384,000	372,219
3.60%, 4/1/2040	986,000	774,838
3.60%, 4/1/2050	265,000	183,650
3.65%, 3/25/2041	240,000	186,214
3.80%, 11/15/2037	500,000	421,140
3.85%, 7/15/2036	150,000	129,975
3.85%, 4/1/2060	270,000	184,583
3.95%, 3/25/2051	800,000	587,280
4.00%, 7/15/2046	7,000	5,353
4.00%, 11/15/2047	230,000	174,473
4.10%, 3/25/2061	1,000,000	712,570
4.20%, 9/27/2029	220,000	215,679
4.50%, 5/6/2028	127,000	126,981
4.50%, 7/8/2044	88,000	73,950
4.70%, 9/27/2034	500,000	477,220
4.90%, 2/6/2033	828,000	814,048
5.25%, 2/3/2032	175,000	177,247
Security Description	Principal Amount	Value
5.38%, 7/15/2040	$1,075,000	$1,024,238
5.38%, 9/27/2054	145,000	131,864
5.50%, 8/3/2035	238,000	239,756
5.50%, 9/27/2064	510,000	462,254
5.55%, 2/6/2053	1,298,000	1,210,619
6.00%, 8/3/2055	200,000	199,532
6.13%, 7/8/2039	810,000	845,494
6.13%, 8/3/2065	500,000	499,350
6.15%, 11/9/2029 (b)	43,000	45,528
6.25%, 11/9/2032	350,000	372,792
6.50%, 4/15/2038	220,000	237,354
6.90%, 11/9/2052	1,890,000	2,082,496
Roper Technologies, Inc.:
1.75%, 2/15/2031	654,000	549,635
3.80%, 12/15/2026	891,000	880,700
Salesforce, Inc.:
1.95%, 7/15/2031	770,000	662,500
2.70%, 7/15/2041	322,000	229,586
2.90%, 7/15/2051	500,000	322,945
3.05%, 7/15/2061	200,000	122,926
3.70%, 4/11/2028	341,000	335,905
Synopsys, Inc.:
4.55%, 4/1/2027 (b)	300,000	301,143
4.65%, 4/1/2028	300,000	301,848
4.85%, 4/1/2030	500,000	503,315
5.00%, 4/1/2032	500,000	501,380
5.15%, 4/1/2035 (b)	600,000	603,048
5.70%, 4/1/2055 (b)	450,000	446,481
Take-Two Interactive Software, Inc.:
3.70%, 4/14/2027	200,000	196,682
4.95%, 3/28/2028	478,000	482,546
VMware LLC:
1.40%, 8/15/2026	465,000	445,307
2.20%, 8/15/2031	500,000	424,845
3.90%, 8/21/2027	250,000	245,668
4.65%, 5/15/2027	100,000	100,218
4.70%, 5/15/2030	187,000	185,317
Workday, Inc.:
3.50%, 4/1/2027	335,000	328,434
3.70%, 4/1/2029	100,000	96,327
3.80%, 4/1/2032	970,000	897,560
		44,867,372
TELECOMMUNICATIONS — 4.1%
America Movil SAB de CV:
2.88%, 5/7/2030	517,000	471,447
3.63%, 4/22/2029	465,000	446,177
4.38%, 7/16/2042	480,000	406,104
4.38%, 4/22/2049 (b)	660,000	546,916
4.70%, 7/21/2032	292,000	285,903
6.13%, 11/15/2037	125,000	131,124
AT&T, Inc.:
1.65%, 2/1/2028	875,000	809,287
2.25%, 2/1/2032	1,323,000	1,115,514
2.30%, 6/1/2027	1,064,000	1,016,812

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.75%, 6/1/2031	$85,000	$75,552
3.30%, 2/1/2052	1,650,000	1,088,637
3.50%, 6/1/2041	600,000	462,450
3.50%, 9/15/2053 (b)	1,575,000	1,073,709
3.50%, 2/1/2061	400,000	257,680
3.55%, 9/15/2055	2,197,000	1,486,842
3.65%, 6/1/2051	1,050,000	743,211
3.65%, 9/15/2059	200,000	134,848
3.80%, 2/15/2027	512,000	505,498
3.80%, 12/1/2057	1,546,000	1,084,705
4.30%, 2/15/2030	800,000	786,624
4.30%, 12/15/2042	301,000	252,735
4.35%, 3/1/2029	500,000	495,115
4.35%, 6/15/2045	100,000	82,934
4.50%, 5/15/2035	99,000	93,051
4.50%, 3/9/2048	425,000	352,414
4.65%, 6/1/2044	1,317,000	1,133,529
4.75%, 5/15/2046	586,000	508,953
4.85%, 3/1/2039	267,000	250,329
5.15%, 2/15/2050	225,000	203,654
5.25%, 3/1/2037	25,000	24,699
5.35%, 9/1/2040	155,000	150,620
5.40%, 2/15/2034	1,000,000	1,015,540
5.45%, 3/1/2047	714,000	676,822
5.65%, 2/15/2047	25,000	24,811
5.70%, 3/1/2057	50,000	48,344
6.00%, 8/15/2040	550,000	563,761
6.30%, 1/15/2038	40,000	43,395
Bell Telephone Co. of Canada or Bell Canada:
4.30%, 7/29/2049	75,000	59,179
4.46%, 4/1/2048	214,000	174,160
5.10%, 5/11/2033 (b)	385,000	379,837
5.20%, 2/15/2034 (b)	150,000	149,669
5.55%, 2/15/2054 (b)	125,000	118,381
British Telecommunications PLC 9.63%, 12/15/2030	690,000	842,179
Cisco Systems, Inc.:
4.55%, 2/24/2028	300,000	302,577
4.75%, 2/24/2030	312,000	316,942
4.80%, 2/26/2027	420,000	425,048
4.95%, 2/26/2031	1,625,000	1,656,427
4.95%, 2/24/2032	417,000	422,459
5.10%, 2/24/2035	250,000	253,237
5.30%, 2/26/2054	370,000	362,049
5.35%, 2/26/2064	620,000	600,098
5.50%, 1/15/2040	647,000	664,592
5.50%, 2/24/2055	240,000	241,265
5.90%, 2/15/2039	406,000	435,804
Corning, Inc.:
3.90%, 11/15/2049	150,000	113,562
4.75%, 3/15/2042	851,000	762,292
5.35%, 11/15/2048	135,000	128,065
Security Description	Principal Amount	Value
Deutsche Telekom International Finance BV:
8.75%, 6/15/2030	$984,000	$1,153,838
9.25%, 6/1/2032	141,000	175,400
Juniper Networks, Inc. 5.95%, 3/15/2041	23,000	22,967
Motorola Solutions, Inc.:
2.30%, 11/15/2030	290,000	253,312
2.75%, 5/24/2031 (b)	120,000	106,225
4.60%, 5/23/2029	578,000	575,214
5.50%, 9/1/2044	200,000	193,644
Nokia OYJ:
4.38%, 6/12/2027	385,000	380,203
6.63%, 5/15/2039	230,000	236,376
Orange SA 9.00%, 3/1/2031	200,000	241,672
Rogers Communications, Inc.:
3.20%, 3/15/2027	1,010,000	982,962
3.80%, 3/15/2032	425,000	385,364
4.30%, 2/15/2048	525,000	411,610
4.35%, 5/1/2049	12,000	9,372
4.50%, 3/15/2042	300,000	253,329
4.50%, 3/15/2043	250,000	209,855
4.55%, 3/15/2052	25,000	19,942
5.00%, 3/15/2044	300,000	265,800
5.30%, 2/15/2034 (b)	679,000	666,547
5.45%, 10/1/2043	35,000	32,961
7.50%, 8/15/2038	150,000	171,643
Sprint Capital Corp.:
6.88%, 11/15/2028	810,000	864,772
8.75%, 3/15/2032	955,000	1,148,569
Telefonica Emisiones SA:
4.10%, 3/8/2027	503,000	498,770
4.90%, 3/6/2048	300,000	251,835
5.21%, 3/8/2047	700,000	617,764
5.52%, 3/1/2049	380,000	346,663
7.05%, 6/20/2036	560,000	620,166
Telefonica Europe BV 8.25%, 9/15/2030	150,000	172,321
TELUS Corp.:
2.80%, 2/16/2027	75,000	72,539
3.70%, 9/15/2027	5,000	4,899
4.30%, 6/15/2049	40,000	31,014
4.60%, 11/16/2048 (b)	400,000	328,272
T-Mobile USA, Inc.:
2.05%, 2/15/2028	856,000	799,547
2.55%, 2/15/2031	920,000	811,035
2.63%, 2/15/2029	441,000	408,807
2.70%, 3/15/2032	450,000	389,191
2.88%, 2/15/2031	80,000	71,642
3.00%, 2/15/2041	385,000	279,210
3.38%, 4/15/2029	1,786,000	1,696,950
3.50%, 4/15/2031	1,100,000	1,019,062
3.75%, 4/15/2027	875,000	862,304
3.88%, 4/15/2030	1,366,000	1,309,092

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.20%, 10/1/2029 (b)	$55,000	$53,985
4.38%, 4/15/2040	326,000	286,952
4.50%, 4/15/2050	491,000	407,913
4.70%, 1/15/2035	250,000	240,580
4.75%, 2/1/2028	200,000	200,094
4.85%, 1/15/2029	240,000	241,339
4.95%, 3/15/2028	145,000	146,644
5.05%, 7/15/2033	291,000	288,870
5.13%, 5/15/2032 (b)	500,000	503,185
5.15%, 4/15/2034 (b)	322,000	322,454
5.20%, 1/15/2033	943,000	949,988
5.25%, 6/15/2055	200,000	183,626
5.30%, 5/15/2035 (b)	400,000	402,140
5.50%, 1/15/2055	927,000	881,012
5.65%, 1/15/2053	45,000	43,854
5.75%, 1/15/2034	455,000	473,509
5.75%, 1/15/2054	540,000	533,423
5.80%, 9/15/2062	360,000	352,998
5.88%, 11/15/2055 (b)	100,000	100,796
6.00%, 6/15/2054	295,000	301,151
Verizon Communications, Inc.:
1.68%, 10/30/2030	594,000	505,340
1.75%, 1/20/2031	550,000	464,706
2.10%, 3/22/2028	3,033,000	2,834,702
2.36%, 3/15/2032	565,000	477,894
2.55%, 3/21/2031	1,410,000	1,242,407
2.65%, 11/20/2040	994,000	697,868
2.85%, 9/3/2041	300,000	211,164
2.99%, 10/30/2056	731,000	438,724
3.00%, 3/22/2027	120,000	116,785
3.00%, 11/20/2060 (b)	496,000	293,230
3.15%, 3/22/2030	806,000	751,087
3.40%, 3/22/2041	550,000	423,032
3.55%, 3/22/2051	1,864,000	1,329,032
3.70%, 3/22/2061	1,300,000	894,764
3.88%, 3/1/2052 (b)	200,000	149,432
4.00%, 3/22/2050	295,000	226,982
4.02%, 12/3/2029	193,000	187,781
4.13%, 3/16/2027	1,645,000	1,636,939
4.13%, 8/15/2046	123,000	98,553
4.27%, 1/15/2036	264,000	242,149
4.50%, 8/10/2033	350,000	335,856
4.75%, 11/1/2041	20,000	18,026
4.78%, 2/15/2035 (f)	500,000	485,320
4.81%, 3/15/2039	160,000	149,123
4.86%, 8/21/2046	1,255,000	1,123,815
5.01%, 4/15/2049	20,000	18,631
5.01%, 8/21/2054	60,000	53,518
5.05%, 5/9/2033 (b)	166,000	166,579
5.25%, 4/2/2035 (e)	300,000	300,741
5.50%, 2/23/2054 (b)	500,000	484,540
6.55%, 9/15/2043	671,000	736,637
Vodafone Group PLC:
5.13%, 6/19/2059	60,000	51,703
5.63%, 2/10/2053 (b)	150,000	140,540
Security Description	Principal Amount	Value
5.75%, 6/28/2054 (b)	$750,000	$714,682
5.75%, 2/10/2063	150,000	140,432
5.88%, 6/28/2064	903,000	863,981
6.15%, 2/27/2037	612,000	647,992
		73,179,428
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
3.50%, 9/15/2027	392,000	380,851
3.55%, 11/19/2026	220,000	215,912
3.90%, 11/19/2029 (b)	766,000	728,229
6.35%, 3/15/2040	275,000	282,186
Mattel, Inc. 5.45%, 11/1/2041	400,000	367,496
		1,974,674
TRANSPORTATION — 1.6%
Burlington Northern Santa Fe LLC:
3.05%, 2/15/2051	667,000	441,427
3.55%, 2/15/2050	46,000	33,668
3.90%, 8/1/2046	600,000	476,544
4.15%, 4/1/2045	253,000	210,491
4.38%, 9/1/2042	1,011,000	882,118
4.40%, 3/15/2042	202,000	177,693
4.45%, 3/15/2043	322,000	283,354
4.45%, 1/15/2053	135,000	114,306
4.70%, 9/1/2045	65,000	58,280
4.95%, 9/15/2041	70,000	65,800
5.05%, 3/1/2041	93,000	88,861
5.20%, 4/15/2054	714,000	679,121
5.40%, 6/1/2041	137,000	135,775
5.50%, 3/15/2055	280,000	278,575
5.75%, 5/1/2040 (b)	180,000	187,090
Canadian National Railway Co.:
2.45%, 5/1/2050 (b)	15,000	8,788
3.20%, 8/2/2046	235,000	167,156
3.65%, 2/3/2048	200,000	151,716
3.85%, 8/5/2032	350,000	326,700
4.45%, 1/20/2049	220,000	188,958
5.85%, 11/1/2033	100,000	105,587
6.13%, 11/1/2053 (b)	155,000	168,373
6.20%, 6/1/2036	500,000	541,555
Canadian Pacific Railway Co.:
1.75%, 12/2/2026	145,000	138,753
2.05%, 3/5/2030 (b)	90,000	79,581
2.45%, 12/2/2031 (b)	2,000,000	1,725,220
2.88%, 11/15/2029	386,000	357,579
3.50%, 5/1/2050	115,000	80,958
4.20%, 11/15/2069	370,000	271,913
4.80%, 3/30/2030 (b)	160,000	160,539
4.95%, 8/15/2045	30,000	27,669
5.20%, 3/30/2035	250,000	250,107
6.13%, 9/15/2115	62,000	62,849
7.13%, 10/15/2031	294,000	328,783

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CSX Corp.:
3.35%, 9/15/2049	$404,000	$283,887
3.80%, 3/1/2028 (b)	17,000	16,740
3.80%, 11/1/2046	700,000	546,469
3.80%, 4/15/2050	350,000	266,931
4.25%, 3/15/2029	100,000	99,140
4.30%, 3/1/2048	45,000	37,545
4.50%, 3/15/2049	259,000	222,033
4.65%, 3/1/2068	160,000	132,230
4.75%, 5/30/2042	350,000	321,037
4.75%, 11/15/2048	309,000	274,380
4.90%, 3/15/2055 (b)	100,000	90,438
5.05%, 6/15/2035	750,000	746,512
5.20%, 11/15/2033 (b)	140,000	142,757
5.50%, 4/15/2041	100,000	100,001
6.15%, 5/1/2037	21,000	22,655
6.22%, 4/30/2040	263,000	283,593
Federal Express Corp. Pass-Through Trusts Series 2020-1, Class AA, 1.88%, 8/20/2035	53,156	44,611
FedEx Corp.:
3.10%, 8/5/2029 (b) (f)	365,000	340,990
3.25%, 4/1/2026	50,000	49,400
3.25%, 5/15/2041 (f)	51,000	36,243
4.05%, 2/15/2048 (f)	178,000	130,648
4.10%, 2/1/2045 (f)	326,000	249,869
4.25%, 5/15/2030 (b) (f)	200,000	194,228
4.40%, 1/15/2047 (f)	415,000	328,887
4.55%, 4/1/2046 (f)	184,000	149,572
4.75%, 11/15/2045 (f)	200,000	166,904
4.95%, 10/17/2048 (f)	180,000	153,457
5.10%, 1/15/2044 (f)	102,000	89,985
5.25%, 5/15/2050 (b) (f)	230,000	203,322
JB Hunt Transport Services, Inc. 4.90%, 3/15/2030	125,000	125,799
Kirby Corp. 4.20%, 3/1/2028	199,000	195,615
Norfolk Southern Corp.:
2.90%, 8/25/2051	200,000	124,816
3.00%, 3/15/2032 (b)	25,000	22,228
3.05%, 5/15/2050	189,000	123,219
3.16%, 5/15/2055	122,000	78,081
3.70%, 3/15/2053	167,000	121,172
3.94%, 11/1/2047	212,000	165,511
3.95%, 10/1/2042	310,000	252,479
4.05%, 8/15/2052	420,000	327,432
4.10%, 5/15/2049	110,000	87,072
4.45%, 3/1/2033	150,000	144,840
4.55%, 6/1/2053	500,000	423,465
4.84%, 10/1/2041	45,000	41,299
5.10%, 8/1/2118	165,000	143,268
5.35%, 8/1/2054 (b)	292,000	280,046
5.55%, 3/15/2034 (b)	250,000	259,235
Security Description	Principal Amount	Value
Ryder System, Inc.:
Series MTN, 1.75%, 9/1/2026	$150,000	$144,078
Series MTN, 2.90%, 12/1/2026	100,000	97,273
5.00%, 3/15/2030	600,000	603,372
Series MTN, 5.65%, 3/1/2028 (b)	110,000	113,013
6.30%, 12/1/2028	114,000	120,247
6.60%, 12/1/2033 (b)	243,000	264,634
Union Pacific Corp.:
2.15%, 2/5/2027	100,000	96,278
2.38%, 5/20/2031	118,000	104,339
2.40%, 2/5/2030 (b)	613,000	557,867
2.80%, 2/14/2032	242,000	214,995
2.95%, 3/10/2052	200,000	128,122
2.97%, 9/16/2062	300,000	175,053
3.20%, 5/20/2041	235,000	179,004
3.25%, 2/5/2050	585,000	404,884
3.35%, 8/15/2046	250,000	181,147
3.38%, 2/14/2042	55,000	42,494
3.50%, 2/14/2053	1,050,000	747,957
3.55%, 5/20/2061	60,000	40,682
3.70%, 3/1/2029	214,000	208,650
3.75%, 2/5/2070	603,000	411,771
3.80%, 10/1/2051	387,000	292,572
3.84%, 3/20/2060	15,000	10,869
3.88%, 2/1/2055	60,000	45,167
3.95%, 8/15/2059	61,000	45,339
4.05%, 11/15/2045	180,000	146,822
4.05%, 3/1/2046	249,000	202,733
4.50%, 9/10/2048	200,000	171,994
4.95%, 9/9/2052	55,000	50,531
5.15%, 1/20/2063	568,000	520,237
5.60%, 12/1/2054	490,000	491,490
United Parcel Service, Inc.:
3.40%, 11/15/2046	480,000	349,570
3.40%, 9/1/2049	270,000	189,875
3.63%, 10/1/2042	80,000	62,610
3.75%, 11/15/2047	30,000	22,904
4.25%, 3/15/2049	1,000,000	817,390
4.45%, 4/1/2030	50,000	50,029
4.88%, 3/3/2033 (b)	200,000	200,438
4.88%, 11/15/2040	115,000	108,710
5.60%, 5/22/2064	950,000	927,485
6.20%, 1/15/2038	490,000	530,116
		27,968,669
TRUCKING & LEASING — 0.1%
GATX Corp.:
3.10%, 6/1/2051	203,000	127,405
5.45%, 9/15/2033	740,000	746,364
5.50%, 6/15/2035	500,000	499,875
6.05%, 6/5/2054	400,000	402,376
		1,776,020

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
VENTURE CAPITAL — 0.0% (a)
Hercules Capital, Inc. 2.63%, 9/16/2026	$206,000	$197,983
WATER — 0.2%
American Water Capital Corp.:
3.25%, 6/1/2051	150,000	100,758
3.45%, 5/1/2050	60,000	42,208
3.75%, 9/1/2047	380,000	287,044
4.00%, 12/1/2046	198,000	155,131
4.20%, 9/1/2048	787,000	635,943
4.30%, 9/1/2045	43,000	36,138
4.45%, 6/1/2032 (b)	668,000	647,599
5.25%, 3/1/2035	365,000	366,898
6.59%, 10/15/2037	100,000	110,414
Essential Utilities, Inc.:
3.35%, 4/15/2050 (b)	375,000	249,645
4.28%, 5/1/2049	1,100,000	867,790
5.30%, 5/1/2052	127,000	115,747
5.38%, 1/15/2034 (b)	200,000	200,949
		3,816,264
TOTAL CORPORATE BONDS & NOTES (Cost $1,744,313,848)		1,732,621,427
	Shares
SHORT-TERM INVESTMENTS — 7.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (g) (h)	15,619,328	15,619,328
State Street Navigator Securities Lending Portfolio II (i) (j)	112,204,660	112,204,660
TOTAL SHORT-TERM INVESTMENTS (Cost $127,823,988)		127,823,988
TOTAL INVESTMENTS — 105.1% (Cost $1,872,137,836)		1,860,445,415
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.1)%		(90,062,625)
NET ASSETS — 100.0%		$1,770,382,790

(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2025. Maturity date shown is the final maturity.
(e)	When-issued security.
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.2% of net assets as of March 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2025.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
DMTN	Domestic Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$1,732,621,427	$—	$1,732,621,427
Short-Term Investments	127,823,988	—	—	127,823,988
TOTAL INVESTMENTS	$127,823,988	$1,732,621,427	$—	$1,860,445,415
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	12,222,692	$12,226,359	$45,241,513	$57,467,872	$476	$(476)	—	$—	$63,794
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	161,445,076	145,825,748	—	—	15,619,328	15,619,328	272,635
State Street Navigator Securities Lending Portfolio II	120,998,573	120,998,573	444,703,613	453,497,526	—	—	112,204,660	112,204,660	226,489
Total		$133,224,932	$651,390,202	$656,791,146	$476	$(476)		$127,823,988	$562,918
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.4%
ADVERTISING — 0.9%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	$6,310,238	$5,526,885
Clear Channel Outdoor Holdings, Inc.:
5.13%, 8/15/2027 (a)	7,218,000	6,985,436
7.50%, 6/1/2029 (a) (b)	5,740,000	4,739,576
7.75%, 4/15/2028 (a)	4,504,000	3,866,008
7.88%, 4/1/2030 (a) (b)	9,168,200	8,995,838
9.00%, 9/15/2028 (a)	4,885,000	5,027,349
CMG Media Corp. 8.88%, 6/18/2029 (a)	4,101,000	3,563,810
Lamar Media Corp.:
3.63%, 1/15/2031	2,465,000	2,201,590
3.75%, 2/15/2028	3,296,000	3,134,101
4.00%, 2/15/2030	179,000	165,711
4.88%, 1/15/2029	3,005,000	2,917,825
Neptune Bidco U.S., Inc. 9.29%, 4/15/2029 (a)	17,349,400	15,048,349
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/2029 (a) (b)	2,460,000	2,278,673
4.63%, 3/15/2030 (a) (b)	925,000	844,793
5.00%, 8/15/2027 (a)	4,217,000	4,133,967
7.38%, 2/15/2031 (a)	3,579,000	3,726,884
Stagwell Global LLC 5.63%, 8/15/2029 (a)	4,225,217	4,023,590
		77,180,385
AEROSPACE & DEFENSE — 1.9%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a)	5,106,000	5,182,743
Bombardier, Inc.:
6.00%, 2/15/2028 (a)	7,386,000	7,289,539
7.00%, 6/1/2032 (a) (b)	4,814,000	4,798,258
7.25%, 7/1/2031 (a) (b)	5,472,000	5,497,007
7.45%, 5/1/2034 (a) (b)	4,805,000	4,945,306
7.50%, 2/1/2029 (a) (b)	2,387,000	2,442,665
7.88%, 4/15/2027 (a)	792,300	794,693
8.75%, 11/15/2030 (a) (b)	5,268,000	5,565,010
Efesto Bidco SpA Efesto U.S. LLC Series XR, 7.50%, 2/15/2032 (a)	4,279,000	4,200,865
Goat Holdco LLC 6.75%, 2/1/2032 (a)	3,799,000	3,722,108
Moog, Inc. 4.25%, 12/15/2027 (a)	5,569,000	5,364,172
Spirit AeroSystems, Inc.:
3.85%, 6/15/2026	1,637,000	1,611,643
4.60%, 6/15/2028	1,908,000	1,830,726
9.38%, 11/30/2029 (a)	5,946,000	6,356,809
Security Description	Principal Amount	Value
9.75%, 11/15/2030 (a)	$6,368,000	$7,036,640
TransDigm, Inc.:
4.63%, 1/15/2029	5,905,000	5,614,061
4.88%, 5/1/2029	2,997,900	2,845,577
5.50%, 11/15/2027	14,264,000	14,102,674
6.00%, 1/15/2033 (a)	7,711,000	7,585,928
6.38%, 3/1/2029 (a)	17,595,000	17,783,091
6.63%, 3/1/2032 (a)	12,724,000	12,884,195
6.75%, 8/15/2028 (a)	16,226,000	16,472,148
6.88%, 12/15/2030 (a)	11,886,000	12,151,177
7.13%, 12/1/2031 (a)	6,843,000	7,051,096
Triumph Group, Inc. 9.00%, 3/15/2028 (a)	3,226,100	3,394,631
		166,522,762
AGRICULTURE — 0.1%
Darling Ingredients, Inc.:
5.25%, 4/15/2027 (a)	4,106,300	4,061,993
6.00%, 6/15/2030 (a)	6,575,000	6,537,325
Turning Point Brands, Inc. 7.63%, 3/15/2032 (a) (b)	597,000	620,725
		11,220,043
AIRLINES — 1.0%
Air Canada 3.88%, 8/15/2026 (a)	7,845,458	7,680,311
Allegiant Travel Co. 7.25%, 8/15/2027 (a)	5,729,000	5,556,271
American Airlines, Inc.:
7.25%, 2/15/2028 (a) (b)	5,699,000	5,670,049
8.50%, 5/15/2029 (a) (b)	3,847,000	3,905,859
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/2026 (a)	8,960,212	8,933,959
5.75%, 4/20/2029 (a)	20,735,430	20,284,642
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/2031 (a)	13,920,000	13,731,384
OneSky Flight LLC 8.88%, 12/15/2029 (a)	3,836,000	3,909,651
United Airlines, Inc. 4.63%, 4/15/2029 (a)	375,000	354,967
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.38%, 2/1/2030 (a) (b)	4,920,000	4,311,790
7.88%, 5/1/2027 (a) (b)	5,000,000	4,909,750
9.50%, 6/1/2028 (a) (b)	3,406,000	3,372,110
		82,620,743
APPAREL — 0.4%
Champ Acquisition Corp. 8.38%, 12/1/2031 (a)	1,571,000	1,629,363
Crocs, Inc.:
4.13%, 8/15/2031 (a) (b)	1,359,000	1,193,311
4.25%, 3/15/2029 (a)	1,824,000	1,695,627

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Hanesbrands, Inc. 9.00%, 2/15/2031 (a)	$2,298,000	$2,422,574
Kontoor Brands, Inc. 4.13%, 11/15/2029 (a)	895,000	822,890
Levi Strauss & Co. 3.50%, 3/1/2031 (a) (b)	2,805,000	2,466,352
S&S Holdings LLC 8.38%, 10/1/2031 (a)	6,338,000	6,005,001
Under Armour, Inc. 3.25%, 6/15/2026	2,631,000	2,560,016
VF Corp.:
2.80%, 4/23/2027	4,297,000	4,069,646
2.95%, 4/23/2030	7,255,000	6,231,174
6.00%, 10/15/2033	783,000	749,550
6.45%, 11/1/2037	2,600,000	2,516,410
William Carter Co. 5.63%, 3/15/2027 (a)	4,040,000	4,017,659
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a)	1,000,000	845,730
		37,225,303
AUTO MANUFACTURERS — 1.1%
Allison Transmission, Inc.:
3.75%, 1/30/2031 (a)	5,423,500	4,821,708
4.75%, 10/1/2027 (a)	2,926,000	2,854,869
5.88%, 6/1/2029 (a)	1,250,500	1,247,086
Aston Martin Capital Holdings Ltd. 10.00%, 3/31/2029 (a)	8,394,000	7,614,365
Jaguar Land Rover Automotive PLC:
4.50%, 10/1/2027 (a) (b)	2,848,000	2,735,931
5.50%, 7/15/2029 (a) (b)	2,419,000	2,358,041
5.88%, 1/15/2028 (a)	5,471,000	5,424,278
JB Poindexter & Co., Inc. 8.75%, 12/15/2031 (a)	5,933,600	6,119,737
Mclaren Finance PLC 7.50%, 8/1/2026 (a)	4,327,000	4,303,851
Nissan Motor Acceptance Co. LLC:
1.85%, 9/16/2026 (a)	5,955,000	5,648,437
2.00%, 3/9/2026 (a)	7,500,000	7,215,075
2.45%, 9/15/2028 (a)	1,135,000	1,024,258
2.75%, 3/9/2028 (a)	2,889,000	2,655,771
5.30%, 9/13/2027 (a) (b)	550,000	546,354
5.55%, 9/13/2029 (a) (b)	400,000	395,372
6.95%, 9/15/2026 (a) (b)	3,450,000	3,510,823
7.05%, 9/15/2028 (a)	4,106,000	4,278,247
Nissan Motor Co. Ltd.:
4.35%, 9/17/2027 (a)	9,925,000	9,622,883
4.81%, 9/17/2030 (a)	14,752,000	14,016,170
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	6,251,000	5,976,456
Wabash National Corp. 4.50%, 10/15/2028 (a)	5,900,700	5,312,164
		97,681,876
Security Description	Principal Amount	Value
AUTO PARTS & EQUIPMENT — 1.7%
Adient Global Holdings Ltd.:
7.00%, 4/15/2028 (a)	$5,236,010	$5,250,409
7.50%, 2/15/2033 (a) (b)	2,237,000	2,086,674
8.25%, 4/15/2031 (a) (b)	6,531,000	6,335,266
American Axle & Manufacturing, Inc.:
5.00%, 10/1/2029 (b)	3,921,000	3,378,804
6.50%, 4/1/2027 (b)	1,668,000	1,619,611
6.88%, 7/1/2028 (b)	2,761,000	2,634,519
Aptiv Swiss Holdings Ltd. 5 yr. CMT + 3.39%, 6.88%, 12/15/2054 (c)	2,458,000	2,410,806
Clarios Global LP/Clarios U.S. Finance Co.:
6.25%, 5/15/2026 (a)	577,000	576,850
6.75%, 5/15/2028 (a)	5,543,000	5,622,487
6.75%, 2/15/2030 (a)	4,738,000	4,786,564
8.50%, 5/15/2027 (a)	4,321,000	4,332,969
Cooper-Standard Automotive, Inc.:
5.63%, 5/15/2027 (a)	2,536,698	2,155,001
13.50%, 3/31/2027 (a)	2,169,639	2,284,370
Dana, Inc.:
4.25%, 9/1/2030	2,238,000	2,076,842
4.50%, 2/15/2032	2,071,000	1,877,714
5.38%, 11/15/2027	635,000	627,024
5.63%, 6/15/2028	2,914,000	2,869,532
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a) (b)	4,852,000	3,688,296
Forvia SE 8.00%, 6/15/2030 (a) (d)	1,600,000	1,578,064
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 5/31/2032 (a)	6,194,500	6,128,405
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027	6,794,000	6,632,167
5.00%, 5/31/2026	1,516,000	1,501,992
5.00%, 7/15/2029 (b)	6,301,000	5,846,572
5.25%, 4/30/2031 (b)	3,830,000	3,451,060
5.25%, 7/15/2031 (b)	2,911,000	2,635,387
5.63%, 4/30/2033 (b)	4,303,000	3,833,586
IHO Verwaltungs GmbH:
6.38%, 5/15/2029 (a)	4,534,841	4,410,042
7.75%, 11/15/2030 (a)	3,014,081	2,971,371
8.00%, 11/15/2032 (a)	3,670,500	3,521,331
Phinia, Inc.:
6.63%, 10/15/2032 (a)	3,091,000	3,033,075
6.75%, 4/15/2029 (a)	4,663,000	4,725,204
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a) (b)	5,448,000	4,289,101
Tenneco, Inc. 8.00%, 11/17/2028 (a)	12,468,900	11,895,081
Titan International, Inc. 7.00%, 4/30/2028 (b)	4,714,000	4,657,432

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
ZF North America Capital, Inc.:
6.75%, 4/23/2030 (a)	$4,443,000	$4,224,582
6.88%, 4/14/2028 (a)	4,295,064	4,220,974
6.88%, 4/23/2032 (a)	5,483,000	5,079,122
7.13%, 4/14/2030 (a)	5,294,000	5,102,622
		144,350,908
BANKS — 0.8%
Banc of California 3 mo. USD Term SOFR + 2.52%, 3.25%, 5/1/2031 (c)	1,905,300	1,801,575
Dresdner Funding Trust I 8.15%, 6/30/2031 (a)	5,196,000	5,676,526
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	3,193,000	3,178,860
7.63%, 5/1/2026 (a)	2,058,000	2,058,948
12.00%, 10/1/2028 (a)	6,122,000	6,574,967
12.25%, 10/1/2030 (a)	5,626,000	6,202,834
Intesa Sanpaolo SpA:
1 yr. CMT + 2.60%, 4.20%, 6/1/2032 (a) (b) (c)	7,292,000	6,545,737
1 yr. CMT + 2.75%, 4.95%, 6/1/2042 (a) (c)	3,899,000	3,132,846
Popular, Inc. 7.25%, 3/13/2028 (b)	2,827,000	2,918,029
Standard Chartered PLC 3 mo. USD Term SOFR + 1.46%, 7.01%, 7/30/2037 (a) (c)	4,109,000	4,327,065
Texas Capital Bancshares, Inc. 5 yr. CMT + 3.15%, 4.00%, 5/6/2031 (c)	2,061,000	2,009,331
UniCredit SpA:
5 yr. CMT + 4.75%, 5.46%, 6/30/2035 (a) (c)	7,073,400	6,936,671
5 yr. USD ICE Swap + 3.70%, 5.86%, 6/19/2032 (a) (c)	7,494,000	7,521,728
5 yr. USD ICE Swap + 4.91%, 7.30%, 4/2/2034 (a) (c)	6,357,400	6,697,775
Valley National Bancorp 3 mo. USD Term SOFR + 2.36%, 3.00%, 6/15/2031 (c)	1,935,000	1,786,586
Walker & Dunlop, Inc. 6.63%, 4/1/2033 (a)	2,700,000	2,693,520
		70,062,998
BEVERAGES — 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.:
4.38%, 4/30/2029 (a)	2,713,000	2,594,035
6.25%, 4/1/2029 (a)	2,849,000	2,842,191
Security Description	Principal Amount	Value
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	$1,654,000	$1,644,952
		7,081,178
BIOTECHNOLOGY — 0.0% (e)
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a) (b)	5,098,000	3,572,118
CHEMICALS — 3.2%
Ashland, Inc. 6.88%, 5/15/2043 (b)	1,821,000	1,898,811
ASP Unifrax Holdings, Inc. 7.10%, 9/30/2029 (a)	5,405,283	2,693,290
Avient Corp.:
6.25%, 11/1/2031 (a)	4,826,000	4,782,663
7.13%, 8/1/2030 (a)	2,461,000	2,513,764
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	1,757,000	1,816,387
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a)	2,238,000	2,050,277
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 6/15/2027 (a) (b)	2,731,000	2,683,945
Celanese U.S. Holdings LLC:
6.42%, 7/15/2027 (b) (f)	2,620,000	2,662,863
6.50%, 4/15/2030	5,065,000	5,029,342
6.58%, 7/15/2029 (f)	728,000	751,958
6.60%, 11/15/2028 (f)	5,772,000	5,955,780
6.63%, 7/15/2032 (b) (f)	6,471,000	6,646,299
6.75%, 4/15/2033 (b)	6,991,000	6,788,611
6.80%, 11/15/2030 (f)	5,877,000	6,092,510
6.95%, 11/15/2033 (b) (f)	5,331,000	5,571,588
Cerdia Finanz GmbH 9.38%, 10/3/2031 (a)	6,700,000	6,883,982
Chemours Co.:
4.63%, 11/15/2029 (a) (b)	3,295,000	2,818,115
5.38%, 5/15/2027	3,482,700	3,396,817
5.75%, 11/15/2028 (a)	6,999,309	6,469,741
8.00%, 1/15/2033 (a)	4,522,000	4,226,397
Consolidated Energy Finance SA:
5.63%, 10/15/2028 (a) (b)	2,905,000	2,503,180
12.00%, 2/15/2031 (a)	4,379,000	4,365,075
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	5,700,000	5,512,584
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	2,707,000	2,549,344
GPD Cos., Inc. 10.13%, 4/1/2026 (a) (b)	3,148,000	2,892,918
HB Fuller Co.:
4.00%, 2/15/2027	2,438,000	2,368,127
4.25%, 10/15/2028	1,734,000	1,644,768
Herens Holdco SARL 4.75%, 5/15/2028 (a)	2,838,000	2,555,903

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (a)	$2,516,000	$2,512,905
INEOS Finance PLC:
6.75%, 5/15/2028 (a)	5,088,000	5,112,015
7.50%, 4/15/2029 (a) (b)	4,371,000	4,354,041
INEOS Quattro Finance 2 PLC 9.63%, 3/15/2029 (a) (b)	5,332,000	5,537,389
Ingevity Corp. 3.88%, 11/1/2028 (a) (b)	1,368,000	1,277,165
Innophos Holdings, Inc.:
9.38%, 2/15/2028 (a) (b)	1,061,000	1,070,050
11.50%, 6/15/2029 (a)	3,966,785	4,062,543
Iris Holding, Inc. 10.00%, 12/15/2028 (a) (b)	4,780,000	4,269,496
Mativ Holdings, Inc. 8.00%, 10/1/2029 (a)	4,759,000	4,103,591
Methanex Corp.:
5.13%, 10/15/2027 (b)	5,874,000	5,743,950
5.25%, 12/15/2029	3,342,000	3,207,551
5.65%, 12/1/2044	3,505,000	2,909,185
Methanex U.S. Operations, Inc. 6.25%, 3/15/2032 (a)	2,957,000	2,881,360
Minerals Technologies, Inc. 5.00%, 7/1/2028 (a)	3,323,500	3,200,331
NOVA Chemicals Corp.:
4.25%, 5/15/2029 (a) (b)	4,302,000	4,110,647
5.25%, 6/1/2027 (a)	7,154,000	7,117,658
7.00%, 12/1/2031 (a)	411,000	428,611
8.50%, 11/15/2028 (a)	4,961,000	5,239,858
9.00%, 2/15/2030 (a)	3,953,000	4,249,277
Nufarm Australia Ltd./Nufarm Americas, Inc. 5.00%, 1/27/2030 (a)	2,170,000	2,019,380
OCI NV 6.70%, 3/16/2033 (a)	4,734,000	5,042,183
Olin Corp.:
5.00%, 2/1/2030	4,116,766	3,876,059
5.63%, 8/1/2029	3,194,000	3,111,020
6.63%, 4/1/2033 (a)	3,432,000	3,334,600
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/2028 (a)	5,795,300	5,354,336
6.25%, 10/1/2029 (a) (b)	558,000	490,772
7.13%, 10/1/2027 (a)	3,475,000	3,478,510
7.25%, 6/15/2031 (a)	4,827,000	4,749,961
9.75%, 11/15/2028 (a)	11,783,898	12,246,534
Rain Carbon, Inc. 12.25%, 9/1/2029 (a) (b)	3,624,000	3,850,319
SCIH Salt Holdings, Inc.:
4.88%, 5/1/2028 (a)	7,758,000	7,377,005
6.63%, 5/1/2029 (a) (b)	1,927,000	1,868,689
SCIL IV LLC/SCIL USA Holdings LLC 5.38%, 11/1/2026 (a)	4,502,000	4,431,139
Security Description	Principal Amount	Value
SK Invictus Intermediate II SARL 5.00%, 10/30/2029 (a)	$2,904,000	$2,727,146
SNF Group SACA:
3.13%, 3/15/2027 (a)	2,656,000	2,531,460
3.38%, 3/15/2030 (a)	3,767,000	3,334,473
Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC 7.63%, 5/3/2029 (a)	2,345,200	1,633,103
Tronox, Inc. 4.63%, 3/15/2029 (a) (b)	7,943,000	6,778,715
Vibrantz Technologies, Inc. 9.00%, 2/15/2030 (a) (b)	6,608,048	5,385,559
WR Grace Holdings LLC:
4.88%, 6/15/2027 (a)	4,873,000	4,718,672
5.63%, 8/15/2029 (a)	5,947,000	5,117,750
7.38%, 3/1/2031 (a)	3,291,000	3,289,980
		274,260,027
COAL — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 8.63%, 6/15/2029 (a)	4,618,000	4,842,758
Conuma Resources Ltd. 13.13%, 5/1/2028 (a) (b)	87,000	86,953
Coronado Finance Pty. Ltd. 9.25%, 10/1/2029 (a)	4,637,000	4,347,327
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	3,543,000	3,252,190
		12,529,228
COMMERCIAL SERVICES — 5.0%
ADT Security Corp.:
4.13%, 8/1/2029 (a) (b)	4,123,213	3,869,635
4.88%, 7/15/2032 (a) (b)	4,462,091	4,165,094
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a)	2,988,000	2,945,182
Albion Financing 1 SARL/Aggreko Holdings, Inc. 6.13%, 10/15/2026 (a)	3,701,000	3,695,486
Albion Financing 2 SARL 8.75%, 4/15/2027 (a)	1,533,000	1,550,936
Allied Universal Holdco LLC 7.88%, 2/15/2031 (a)	16,039,000	16,255,847
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/2029 (a) (b)	5,297,461	4,869,055
9.75%, 7/15/2027 (a)	1,906,000	1,911,451
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63%, 6/1/2028 (a)	13,657,374	12,928,867

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (a) (b)	$5,257,000	$4,601,557
AMN Healthcare, Inc.:
4.00%, 4/15/2029 (a) (b)	3,401,000	3,063,519
4.63%, 10/1/2027 (a)	5,374,000	5,164,521
APi Group DE, Inc.:
4.13%, 7/15/2029 (a) (b)	686,000	635,895
4.75%, 10/15/2029 (a)	214,000	201,740
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75%, 4/1/2028 (a) (b)	1,094,000	1,001,743
5.38%, 3/1/2029 (a) (b)	4,608,925	4,148,586
5.75%, 7/15/2027 (a)	2,239,000	2,162,493
5.75%, 7/15/2027 (a) (b)	3,870,000	3,727,313
8.00%, 2/15/2031 (a) (b)	3,209,309	3,130,264
8.25%, 1/15/2030 (a) (b)	4,880,000	4,744,678
Belron U.K. Finance PLC 5.75%, 10/15/2029 (a)	7,276,000	7,225,650
Block, Inc.:
2.75%, 6/1/2026	4,161,000	4,036,586
3.50%, 6/1/2031 (b)	4,283,000	3,771,310
6.50%, 5/15/2032 (a)	11,246,000	11,364,420
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	14,757,141	15,364,840
Brink's Co.:
4.63%, 10/15/2027 (a)	3,392,000	3,328,196
6.50%, 6/15/2029 (a)	2,531,000	2,564,890
6.75%, 6/15/2032 (a)	3,208,000	3,251,019
Carriage Services, Inc. 4.25%, 5/15/2029 (a)	2,866,000	2,604,678
Champions Financing, Inc. 8.75%, 2/15/2029 (a) (b)	5,580,000	4,994,100
Cimpress PLC 7.38%, 9/15/2032 (a) (b)	5,631,000	5,160,812
CoreCivic, Inc.:
4.75%, 10/15/2027	63,000	61,123
8.25%, 4/15/2029	3,888,000	4,116,576
CPI CG, Inc. 10.00%, 7/15/2029 (a)	2,000,000	2,136,620
Dcli Bidco LLC 7.75%, 11/15/2029 (a)	3,033,000	3,120,168
Deluxe Corp.:
8.00%, 6/1/2029 (a)	655,000	596,174
8.13%, 9/15/2029 (a)	5,777,000	5,814,551
EquipmentShare.com, Inc.:
8.00%, 3/15/2033 (a) (b)	1,982,000	1,996,449
8.63%, 5/15/2032 (a)	4,063,000	4,200,451
9.00%, 5/15/2028 (a)	8,201,000	8,493,940
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	6,203,000	6,032,107
6.00%, 6/1/2029 (a) (b)	978,879	916,544
7.75%, 2/15/2028 (a)	4,178,000	4,279,233
8.25%, 8/1/2032 (a)	3,200,000	3,126,752
8.38%, 11/15/2032 (a)	4,337,000	4,272,335
Security Description	Principal Amount	Value
GEO Group, Inc.:
8.63%, 4/15/2029 (b)	$5,830,576	$6,129,335
10.25%, 4/15/2031 (b)	4,960,000	5,397,026
Graham Holdings Co. 5.75%, 6/1/2026 (a)	351,000	350,326
Grand Canyon University 5.13%, 10/1/2028	3,520,000	3,373,850
Herc Holdings, Inc.:
5.50%, 7/15/2027 (a)	6,932,000	6,907,114
6.63%, 6/15/2029 (a)	7,709,000	7,739,990
Hertz Corp.:
4.63%, 12/1/2026 (a) (b)	1,587,000	1,106,869
5.00%, 12/1/2029 (a) (b)	4,858,000	2,431,478
12.63%, 7/15/2029 (a) (b)	10,325,000	9,319,035
Korn Ferry 4.63%, 12/15/2027 (a)	1,675,000	1,623,661
Matthews International Corp. 8.63%, 10/1/2027 (a)	3,232,000	3,357,757
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/2029 (a) (b)	2,829,000	2,672,019
Mobius Merger Sub, Inc. 9.00%, 6/1/2030 (a)	5,241,208	4,748,377
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	5,554,000	5,129,452
OT Midco Ltd. 10.00%, 2/15/2030 (a) (b)	5,465,000	4,717,497
Paysafe Finance PLC/Paysafe Holdings U.S. Corp. 4.00%, 6/15/2029 (a)	620,000	581,647
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a)	8,489,771	8,047,369
5.75%, 4/15/2026 (a)	2,370,000	2,368,317
6.25%, 1/15/2028 (a) (b)	6,897,000	6,884,241
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	6,337,000	5,861,472
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	8,955,000	8,715,633
RR Donnelley & Sons Co.:
9.50%, 8/1/2029 (a)	6,341,000	6,287,862
10.88%, 8/1/2029 (a)	3,748,000	3,658,685
RRD Intermediate Holdings, Inc. 11.00%, 12/1/2030 (a)	2,079,000	1,861,329
Service Corp. International:
3.38%, 8/15/2030	4,541,000	4,046,939
4.00%, 5/15/2031	4,732,000	4,293,911
4.63%, 12/15/2027	1,208,000	1,183,405
5.13%, 6/1/2029	4,639,000	4,530,494
5.75%, 10/15/2032 (b)	4,720,783	4,647,422
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.:
4.63%, 11/1/2026 (a)	1,240,000	1,222,070
6.75%, 8/15/2032 (a)	8,598,000	8,671,771

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Signal Parent, Inc. 6.13%, 4/1/2029 (a)	$2,603,000	$1,508,621
Sotheby's 7.38%, 10/15/2027 (a)	6,356,000	6,163,223
Sotheby's/Bidfair Holdings, Inc. 5.88%, 6/1/2029 (a)	2,689,000	2,354,838
StoneMor, Inc. 8.50%, 5/15/2029 (a)	4,782,000	4,373,235
TriNet Group, Inc.:
3.50%, 3/1/2029 (a)	4,398,411	3,988,435
7.13%, 8/15/2031 (a)	3,556,000	3,617,163
United Rentals North America, Inc.:
3.75%, 1/15/2032	3,846,000	3,398,479
3.88%, 11/15/2027	1,593,000	1,538,328
3.88%, 2/15/2031	5,475,000	4,967,358
4.00%, 7/15/2030	3,623,000	3,343,015
4.88%, 1/15/2028 (b)	9,873,132	9,717,729
5.25%, 1/15/2030	1,999,000	1,964,317
5.50%, 5/15/2027	927,000	924,154
6.13%, 3/15/2034 (a)	8,510,000	8,525,914
Upbound Group, Inc. 6.38%, 2/15/2029 (a) (b)	4,503,700	4,261,356
Valvoline, Inc. 3.63%, 6/15/2031 (a)	681,000	591,605
Veritiv Operating Co. 10.50%, 11/30/2030 (a)	7,765,000	8,253,186
VM Consolidated, Inc. 5.50%, 4/15/2029 (a)	498,000	472,313
VT Topco, Inc. 8.50%, 8/15/2030 (a)	5,999,000	6,290,012
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	5,641,000	5,775,651
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a) (b)	4,699,000	4,657,837
WEX, Inc. 6.50%, 3/15/2033 (a)	695,000	687,181
Williams Scotsman, Inc.:
4.63%, 8/15/2028 (a)	1,180,000	1,143,644
6.63%, 6/15/2029 (a)	4,671,000	4,724,763
6.63%, 4/15/2030 (a) (b)	1,736,000	1,754,245
7.38%, 10/1/2031 (a)	2,983,000	3,067,747
WW International, Inc. 4.50%, 4/15/2029 (a)	1,078,000	270,201
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a)	5,311,000	4,680,797
		438,485,086
COMPUTERS — 0.6%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a) (b)	2,507,000	2,452,072
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (a)	5,341,000	5,010,339
Security Description	Principal Amount	Value
Crane NXT Co. 4.20%, 3/15/2048	$3,332,000	$2,089,431
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	2,148,000	1,976,826
KBR, Inc. 4.75%, 9/30/2028 (a)	3,057,000	2,908,246
McAfee Corp. 7.38%, 2/15/2030 (a) (b)	12,240,057	10,845,180
NCR Voyix Corp.:
5.00%, 10/1/2028 (a) (b)	4,486,000	4,315,891
5.13%, 4/15/2029 (a)	4,012,921	3,821,384
Science Applications International Corp. 4.88%, 4/1/2028 (a)	2,772,000	2,650,586
Seagate HDD Cayman:
4.09%, 6/1/2029	1,654,000	1,556,877
4.13%, 1/15/2031	2,811,000	2,550,758
4.88%, 6/1/2027	5,159,000	5,076,353
Unisys Corp. 6.88%, 11/1/2027 (a)	5,547,000	5,396,066
Vericast Corp. 12.50%, 12/15/2027 (a)	225,000	257,062
Virtusa Corp. 7.13%, 12/15/2028 (a)	2,166,000	2,039,809
		52,946,880
CONSTRUCTION MATERIALS — 2.1%
ACProducts Holdings, Inc. 6.38%, 5/15/2029 (a)	3,026,000	1,823,891
AmeriTex HoldCo Intermediate LLC 10.25%, 10/15/2028 (a)	5,437,000	5,587,442
Boise Cascade Co. 4.88%, 7/1/2030 (a) (b)	3,088,122	2,921,024
Builders FirstSource, Inc.:
4.25%, 2/1/2032 (a)	7,189,500	6,443,086
5.00%, 3/1/2030 (a)	2,568,000	2,457,756
6.38%, 6/15/2032 (a) (b)	2,457,000	2,468,081
6.38%, 3/1/2034 (a)	6,203,000	6,170,558
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a)	6,312,000	5,199,762
Cornerstone Building Brands, Inc.:
6.13%, 1/15/2029 (a)	2,577,000	1,589,030
9.50%, 8/15/2029 (a) (b)	3,452,000	2,870,131
CP Atlas Buyer, Inc. 7.00%, 12/1/2028 (a) (b)	6,170,000	4,875,040
EMRLD Borrower LP/Emerald Co-Issuer, Inc.:
6.63%, 12/15/2030 (a)	16,894,400	16,925,655
6.75%, 7/15/2031 (a)	3,094,000	3,111,172
Griffon Corp. 5.75%, 3/1/2028	4,932,000	4,824,680
James Hardie International Finance DAC 5.00%, 1/15/2028 (a) (b)	2,395,000	2,329,808

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
JELD-WEN, Inc.:
4.88%, 12/15/2027 (a)	$3,368,000	$3,142,108
7.00%, 9/1/2032 (a) (b)	4,051,750	3,597,306
Knife River Corp. 7.75%, 5/1/2031 (a)	2,294,700	2,395,093
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (a) (b)	893,000	836,125
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	6,116,000	6,112,453
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 4/1/2032 (a)	5,388,000	5,342,687
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 2/1/2030 (a)	2,598,000	2,332,978
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	4,732,000	4,588,242
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 4/15/2030 (a) (b)	5,968,000	5,357,593
Quikrete Holdings, Inc.:
6.38%, 3/1/2032 (a)	21,467,000	21,581,204
6.75%, 3/1/2033 (a)	7,491,000	7,465,456
Smyrna Ready Mix Concrete LLC:
6.00%, 11/1/2028 (a)	8,342,898	8,091,443
8.88%, 11/15/2031 (a)	8,189,000	8,487,325
Standard Building Solutions, Inc. 6.50%, 8/15/2032 (a)	4,987,000	4,989,094
Standard Industries, Inc.:
3.38%, 1/15/2031 (a) (b)	8,427,000	7,328,709
4.38%, 7/15/2030 (a)	7,320,000	6,751,968
4.75%, 1/15/2028 (a)	7,484,000	7,245,859
5.00%, 2/15/2027 (a)	6,477,800	6,377,200
Wilsonart LLC 11.00%, 8/15/2032 (a)	5,309,000	4,876,476
		186,496,435
DISTRIBUTION & WHOLESALE — 0.4%
American Builders & Contractors Supply Co., Inc.:
3.88%, 11/15/2029 (a)	1,160,000	1,063,871
4.00%, 1/15/2028 (a)	5,539,000	5,297,112
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a)	3,385,000	3,331,111
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a) (b)	2,707,800	2,638,859
Gates Corp. 6.88%, 7/1/2029 (a)	2,408,000	2,451,368
H&E Equipment Services, Inc. 3.88%, 12/15/2028 (a)	50,000	49,874
Resideo Funding, Inc.:
4.00%, 9/1/2029 (a)	3,375,000	3,080,970
Security Description	Principal Amount	Value
6.50%, 7/15/2032 (a)	$3,817,000	$3,811,389
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/2028 (a)	3,093,000	3,161,850
7.75%, 3/15/2031 (a)	3,176,000	3,323,049
Velocity Vehicle Group LLC 8.00%, 6/1/2029 (a)	3,709,000	3,811,257
Wesco Aircraft Holdings, Inc. 10.50%, 11/15/2026 (a) (g)	243,000	204,521
Windsor Holdings III LLC 8.50%, 6/15/2030 (a)	6,073,000	6,292,296
		38,517,527
DIVERSIFIED FINANCIAL SERVICES — 5.2%
Acadian Asset Management, Inc. 4.80%, 7/27/2026	3,539,000	3,496,674
AG Issuer LLC 6.25%, 3/1/2028 (a)	2,828,000	2,781,706
AG TTMT Escrow Issuer LLC 8.63%, 9/30/2027 (a)	2,155,242	2,209,274
Ally Financial, Inc.:
5 yr. CMT + 2.45%, 6.65%, 1/17/2040 (c)	5,647,000	5,468,272
6.70%, 2/14/2033 (b)	3,393,500	3,392,550
Aretec Group, Inc.:
7.50%, 4/1/2029 (a)	500,000	489,625
10.00%, 8/15/2030 (a)	6,435,000	6,915,308
Armor Holdco, Inc. 8.50%, 11/15/2029 (a)	5,530,000	5,347,178
Azorra Finance Ltd. 7.75%, 4/15/2030 (a)	6,202,000	6,183,270
Bread Financial Holdings, Inc.:
5 yr. CMT + 4.30%, 8.38%, 6/15/2035 (a) (c)	2,275,000	2,223,471
9.75%, 3/15/2029 (a)	5,992,000	6,320,541
Burford Capital Global Finance LLC:
6.25%, 4/15/2028 (a)	2,362,756	2,344,634
6.88%, 4/15/2030 (a)	2,095,000	2,075,768
9.25%, 7/1/2031 (a)	6,380,000	6,737,216
Cobra AcquisitionCo LLC:
6.38%, 11/1/2029 (a)	2,574,000	2,203,421
12.25%, 11/1/2029 (a)	1,794,000	1,840,752
Coinbase Global, Inc.:
3.38%, 10/1/2028 (a) (b)	4,384,000	3,965,284
3.63%, 10/1/2031 (a)	4,617,000	3,913,046
Credit Acceptance Corp.:
6.63%, 3/15/2030 (a)	1,701,000	1,678,037
9.25%, 12/15/2028 (a)	4,434,000	4,694,231
Encore Capital Group, Inc.:
8.50%, 5/15/2030 (a)	4,746,000	4,893,173
9.25%, 4/1/2029 (a) (b)	3,246,000	3,398,757
Enova International, Inc.:
9.13%, 8/1/2029 (a)	2,971,113	3,054,274
11.25%, 12/15/2028 (a)	4,902,000	5,281,660
EZCORP, Inc. 7.38%, 4/1/2032 (a)	701,000	711,361

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Focus Financial Partners LLC 6.75%, 9/15/2031 (a)	$6,841,000	$6,745,363
Freedom Mortgage Holdings LLC:
8.38%, 4/1/2032 (a)	3,434,000	3,354,434
9.13%, 5/15/2031 (a)	4,057,000	4,083,330
9.25%, 2/1/2029 (a)	7,813,000	7,931,211
GGAM Finance Ltd.:
5.88%, 3/15/2030 (a)	750,000	742,043
6.88%, 4/15/2029 (a)	4,288,000	4,353,263
7.75%, 5/15/2026 (a)	1,144,000	1,157,419
8.00%, 2/15/2027 (a)	5,927,327	6,074,858
8.00%, 6/15/2028 (a) (b)	6,050,000	6,361,212
Global Aircraft Leasing Co. Ltd. 8.75%, 9/1/2027 (a)	8,718,000	8,854,262
goeasy Ltd.:
6.88%, 5/15/2030 (a) (b)	3,488,000	3,419,077
7.38%, 10/1/2030 (a) (d)	3,075,000	3,014,300
7.63%, 7/1/2029 (a)	5,715,000	5,720,601
9.25%, 12/1/2028 (a)	3,934,000	4,131,566
Hightower Holding LLC:
6.75%, 4/15/2029 (a)	2,122,700	2,052,141
9.13%, 1/31/2030 (a)	1,426,000	1,467,197
Jane Street Group/JSG Finance, Inc.:
4.50%, 11/15/2029 (a)	1,660,000	1,570,825
6.13%, 11/1/2032 (a)	7,112,000	7,001,835
7.13%, 4/30/2031 (a)	11,276,000	11,574,137
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
5.00%, 8/15/2028 (a)	7,938,000	7,471,087
6.63%, 10/15/2031 (a)	3,965,000	3,919,323
Jefferson Capital Holdings LLC:
6.00%, 8/15/2026 (a)	2,474,000	2,459,057
9.50%, 2/15/2029 (a)	4,769,000	5,072,928
LD Holdings Group LLC:
6.13%, 4/1/2028 (a) (b)	1,990,000	1,573,015
8.75%, 11/1/2027 (a)	4,326,547	3,932,139
LFS Topco LLC 5.88%, 10/15/2026 (a)	2,057,430	2,010,500
Midcap Financial Issuer Trust:
5.63%, 1/15/2030 (a)	3,474,000	3,156,546
6.50%, 5/1/2028 (a)	8,326,000	7,992,544
Nationstar Mortgage Holdings, Inc.:
5.13%, 12/15/2030 (a)	3,298,000	3,290,711
5.50%, 8/15/2028 (a)	7,681,000	7,615,097
5.75%, 11/15/2031 (a)	2,339,000	2,335,702
6.00%, 1/15/2027 (a)	4,696,000	4,694,920
6.50%, 8/1/2029 (a)	7,193,000	7,279,172
7.13%, 2/1/2032 (a)	2,040,000	2,118,499
Navient Corp.:
4.88%, 3/15/2028	4,367,000	4,165,856
5.00%, 3/15/2027	3,525,000	3,456,897
5.50%, 3/15/2029 (b)	5,454,800	5,162,259
Security Description	Principal Amount	Value
Series A, 5.63%, 8/1/2033	$4,124,000	$3,554,022
6.75%, 6/15/2026 (b)	2,147,000	2,162,051
9.38%, 7/25/2030	3,432,165	3,658,310
11.50%, 3/15/2031	5,549,100	6,201,341
OneMain Finance Corp.:
3.50%, 1/15/2027	4,598,000	4,407,045
3.88%, 9/15/2028	2,957,000	2,741,050
4.00%, 9/15/2030	3,513,000	3,100,539
5.38%, 11/15/2029 (b)	4,709,000	4,483,533
6.63%, 1/15/2028	8,323,000	8,388,752
6.63%, 5/15/2029	9,477,000	9,507,137
6.75%, 3/15/2032	1,023,000	1,003,952
7.13%, 11/15/2031	6,202,000	6,246,841
7.50%, 5/15/2031 (b)	6,125,000	6,231,269
7.88%, 3/15/2030	7,164,000	7,426,417
9.00%, 1/15/2029	3,344,400	3,509,312
Osaic Holdings, Inc. 10.75%, 8/1/2027 (a) (b)	1,096,000	1,112,966
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 6.38%, 2/1/2027 (a)	4,694,000	4,666,728
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	2,342,000	2,192,370
5.75%, 9/15/2031 (a) (b)	2,926,400	2,776,539
6.88%, 2/15/2033 (a)	5,364,000	5,365,609
7.13%, 11/15/2030 (a)	6,395,000	6,498,727
7.88%, 12/15/2029 (a)	6,791,000	7,081,383
PHH Escrow Issuer LLC/PHH Corp. 9.88%, 11/1/2029 (a) (b)	5,031,000	4,856,978
Planet Financial Group LLC 10.50%, 12/15/2029 (a)	6,552,000	6,582,991
PRA Group, Inc.:
5.00%, 10/1/2029 (a) (b)	2,065,000	1,903,847
8.38%, 2/1/2028 (a)	3,698,000	3,780,576
8.88%, 1/31/2030 (a) (b)	4,630,000	4,838,304
Provident Funding Associates LP/PFG Finance Corp. 9.75%, 9/15/2029 (a)	3,981,000	4,078,734
Rfna LP 7.88%, 2/15/2030 (a)	2,358,000	2,334,396
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
2.88%, 10/15/2026 (a)	11,045,000	10,602,979
3.63%, 3/1/2029 (a)	1,883,000	1,736,860
3.88%, 3/1/2031 (a)	7,918,500	7,104,795
4.00%, 10/15/2033 (a)	574,000	492,217
SLM Corp.:
3.13%, 11/2/2026	2,924,000	2,825,227
6.50%, 1/31/2030	1,596,000	1,636,969
StoneX Group, Inc. 7.88%, 3/1/2031 (a)	4,837,000	5,057,325
Synchrony Financial 7.25%, 2/2/2033 (b)	3,447,000	3,543,792

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
TrueNoord Capital DAC 8.75%, 3/1/2030 (a)	$4,719,000	$4,790,682
United Wholesale Mortgage LLC:
5.50%, 4/15/2029 (a)	6,353,000	6,122,958
5.75%, 6/15/2027 (a)	5,039,800	4,955,585
UWM Holdings LLC 6.63%, 2/1/2030 (a)	6,862,000	6,797,086
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 6/15/2031 (a)	4,700,500	4,818,624
		450,111,627
ELECTRIC — 3.1%
AES Corp.:
5 yr. CMT + 2.89%, 6.95%, 7/15/2055 (c)	5,042,000	4,813,698
5 yr. CMT + 3.20%, 7.60%, 1/15/2055 (c)	6,990,000	7,062,137
Algonquin Power & Utilities Corp. 5 yr. CMT + 3.25%, 4.75%, 1/18/2082 (c)	7,290,000	6,942,704
Alpha Generation LLC 6.75%, 10/15/2032 (a)	4,288,000	4,290,959
Atlantica Sustainable Infrastructure PLC 4.13%, 6/15/2028 (a)	2,904,000	2,729,615
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC 6.38%, 2/15/2032 (a)	5,069,000	4,907,704
Calpine Corp.:
3.75%, 3/1/2031 (a)	3,337,000	3,038,071
4.50%, 2/15/2028 (a)	10,041,000	9,736,456
4.63%, 2/1/2029 (a)	1,067,400	1,024,224
5.00%, 2/1/2031 (a)	4,347,000	4,150,907
5.13%, 3/15/2028 (a)	8,804,000	8,663,488
Clearway Energy Operating LLC:
3.75%, 2/15/2031 (a)	5,504,000	4,842,254
3.75%, 1/15/2032 (a)	464,000	397,755
4.75%, 3/15/2028 (a)	7,367,000	7,138,328
ContourGlobal Power Holdings SA 6.75%, 2/28/2030 (a)	4,254,000	4,270,208
Dominion Energy, Inc. Series A, 5 yr. CMT + 2.39%, 6.88%, 2/1/2055 (c)	549,000	566,859
DPL, Inc. 4.35%, 4/15/2029	1,140,000	1,086,739
Edison International:
5 yr. CMT + 3.66%, 7.88%, 6/15/2054 (b) (c)	2,977,100	2,865,250
5 yr. CMT + 3.86%, 8.13%, 6/15/2053 (b) (c)	4,476,000	4,366,607
Security Description	Principal Amount	Value
Electricite de France SA 5 yr. CMT + 5.41%, 9.13%, 3/15/2033 (a) (b) (c)	$12,194,000	$13,707,885
Emera, Inc. Series 16-A, 3 mo. USD Term SOFR + 5.44%, 6.75%, 6/15/2076 (c)	7,991,000	8,035,590
EUSHI Finance, Inc. 5 yr. CMT + 3.14%, 7.63%, 12/15/2054 (c)	3,658,000	3,807,941
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	5,281,000	4,653,512
Lightning Power LLC 7.25%, 8/15/2032 (a)	7,636,340	7,870,928
National Rural Utilities Cooperative Finance Corp. 3 mo. USD Term SOFR + 3.63%, 5.25%, 4/20/2046 (c)	379,000	373,406
NextEra Energy Capital Holdings, Inc. 3 mo. USD Term SOFR + 2.33%, 6.64%, 10/1/2066 (c)	271,000	259,000
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	5,425,000	4,985,087
3.63%, 2/15/2031 (a)	5,416,186	4,803,344
3.88%, 2/15/2032 (a)	2,189,000	1,926,364
5.25%, 6/15/2029 (a)	6,825,000	6,651,440
5.75%, 1/15/2028	2,331,000	2,328,389
5.75%, 7/15/2029 (a)	6,154,746	6,056,762
6.00%, 2/1/2033 (a)	3,102,713	3,023,625
6.25%, 11/1/2034 (a)	6,198,000	6,103,295
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	5,453,000	5,068,727
PG&E Corp.:
5.00%, 7/1/2028	5,259,000	5,120,005
5.25%, 7/1/2030 (b)	2,603,000	2,500,520
5 yr. CMT + 3.88%, 7.38%, 3/15/2055 (c)	11,437,000	11,274,137
Pike Corp.:
5.50%, 9/1/2028 (a)	2,477,000	2,397,563
8.63%, 1/31/2031 (a)	2,605,000	2,751,740
Talen Energy Supply LLC 8.63%, 6/1/2030 (a)	7,774,000	8,252,101
TransAlta Corp.:
6.50%, 3/15/2040	3,820,000	3,603,291
7.75%, 11/15/2029	2,124,000	2,204,330
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	2,867,000	2,722,790
5.00%, 7/31/2027 (a)	7,892,500	7,780,663
5.50%, 9/1/2026 (a)	5,382,000	5,382,915
5.63%, 2/15/2027 (a)	9,931,000	9,898,029
6.88%, 4/15/2032 (a)	8,807,000	8,979,177

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
7.75%, 10/15/2031 (a)	$6,781,000	$7,104,657
XPLR Infrastructure Operating Partners LP:
3.88%, 10/15/2026 (a)	6,220,000	5,987,061
4.50%, 9/15/2027 (a)	5,040,000	4,695,617
7.25%, 1/15/2029 (a) (b)	7,301,050	7,196,572
8.38%, 1/15/2031 (a)	6,466,000	6,359,311
8.63%, 3/15/2033 (a) (b)	2,220,000	2,155,021
		268,914,758
ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (a)	4,162,000	3,874,239
4.75%, 6/15/2028 (a) (b)	3,597,000	3,438,948
6.50%, 12/31/2027 (a)	2,753,000	2,766,682
EnerSys 4.38%, 12/15/2027 (a)	2,621,000	2,536,735
WESCO Distribution, Inc.:
6.38%, 3/15/2029 (a)	5,212,000	5,277,098
6.38%, 3/15/2033 (a)	2,142,000	2,152,496
6.63%, 3/15/2032 (a)	4,361,000	4,426,284
7.25%, 6/15/2028 (a)	6,641,000	6,726,337
		31,198,819
ELECTRONICS — 0.5%
Atkore, Inc. 4.25%, 6/1/2031 (a)	3,738,000	3,286,674
Coherent Corp. 5.00%, 12/15/2029 (a)	3,936,000	3,760,651
Imola Merger Corp. 4.75%, 5/15/2029 (a)	13,157,536	12,496,896
Sensata Technologies BV:
4.00%, 4/15/2029 (a)	8,158,000	7,495,897
5.88%, 9/1/2030 (a)	2,045,000	1,972,914
Sensata Technologies, Inc.:
3.75%, 2/15/2031 (a)	3,781,000	3,300,737
4.38%, 2/15/2030 (a)	6,160,000	5,695,105
6.63%, 7/15/2032 (a)	2,520,000	2,501,654
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	3,902,231	3,593,838
		44,104,366
ENERGY-ALTERNATE SOURCES — 0.2%
Sunnova Energy Corp.:
5.88%, 9/1/2026 (a) (b)	2,519,000	1,069,039
11.75%, 10/1/2028 (a) (b)	1,997,000	846,708
TerraForm Power Operating LLC:
4.75%, 1/15/2030 (a)	4,948,000	4,593,377
5.00%, 1/31/2028 (a)	6,337,000	6,130,984
Topaz Solar Farms LLC 5.75%, 9/30/2039 (a)	2,025,160	1,953,935
		14,594,043
ENGINEERING & CONSTRUCTION — 0.7%
AECOM 5.13%, 3/15/2027	2,998,000	2,972,637
Security Description	Principal Amount	Value
Arcosa, Inc.:
4.38%, 4/15/2029 (a)	$1,294,000	$1,211,391
6.88%, 8/15/2032 (a)	2,110,000	2,140,447
Artera Services LLC 8.50%, 2/15/2031 (a)	5,512,127	5,150,586
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners 4.05%, 4/27/2026 (a)	1,904,000	1,860,056
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C 7.88%, 2/3/2030 (a) (b)	3,059,000	3,063,466
Brand Industrial Services, Inc. 10.38%, 8/1/2030 (a)	10,078,000	9,643,235
Brundage-Bone Concrete Pumping Holdings, Inc. 7.50%, 2/1/2032 (a)	4,709,000	4,484,522
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	3,348,000	3,129,476
Global Infrastructure Solutions, Inc.:
5.63%, 6/1/2029 (a)	3,136,000	3,021,285
7.50%, 4/15/2032 (a)	3,800,000	3,759,948
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029 (a)	1,541,000	1,394,466
HTA Group Ltd. 7.50%, 6/4/2029 (a) (b)	3,767,000	3,822,940
INNOVATE Corp. 8.50%, 2/1/2026 (a)	1,443,000	1,346,276
Railworks Holdings LP/Railworks Rally, Inc. 8.25%, 11/15/2028 (a)	2,573,000	2,526,712
TopBuild Corp.:
3.63%, 3/15/2029 (a)	1,863,169	1,724,121
4.13%, 2/15/2032 (a)	554,000	493,104
Tutor Perini Corp. 11.88%, 4/30/2029 (a)	4,356,000	4,797,176
Weekley Homes LLC/Weekley Finance Corp. 4.88%, 9/15/2028 (a)	3,921,000	3,715,814
		60,257,658
ENTERTAINMENT — 2.9%
Affinity Interactive 6.88%, 12/15/2027 (a)	5,196,000	3,976,447
Allen Media LLC/Allen Media Co-Issuer, Inc. 10.50%, 2/15/2028 (a)	3,479,900	1,223,115
AMC Entertainment Holdings, Inc.:
7.50%, 2/15/2029 (a)	3,023,000	2,295,757
10.00%, 6/15/2026 (a)	8,289,373	8,261,272

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Banijay Entertainment SAS 8.13%, 5/1/2029 (a)	$3,460,000	$3,570,270
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	3,582,574	3,376,074
Caesars Entertainment, Inc.:
4.63%, 10/15/2029 (a) (b)	7,526,000	6,914,136
6.00%, 10/15/2032 (a) (b)	5,634,000	5,261,593
6.50%, 2/15/2032 (a)	10,573,000	10,545,722
7.00%, 2/15/2030 (a)	13,837,500	14,008,947
8.13%, 7/1/2027 (a)	1,411,000	1,417,434
CCM Merger, Inc. 6.38%, 5/1/2026 (a)	1,027,000	1,029,280
Churchill Downs, Inc.:
4.75%, 1/15/2028 (a)	4,797,000	4,660,142
5.50%, 4/1/2027 (a)	3,485,000	3,456,876
5.75%, 4/1/2030 (a)	4,534,000	4,439,647
6.75%, 5/1/2031 (a)	3,720,000	3,748,235
Cinemark USA, Inc.:
5.25%, 7/15/2028 (a) (b)	4,844,000	4,702,749
7.00%, 8/1/2032 (a) (b)	652,118	658,620
Empire Resorts, Inc. 7.75%, 11/1/2026 (a)	4,481,000	4,308,930
Everi Holdings, Inc. 5.00%, 7/15/2029 (a)	308,000	308,496
Great Canadian Gaming Corp. 8.75%, 11/15/2029 (a)	5,633,000	5,676,656
International Game Technology PLC:
4.13%, 4/15/2026 (a)	547,936	541,235
5.25%, 1/15/2029 (a)	5,914,000	5,781,172
6.25%, 1/15/2027 (a)	6,763,000	6,816,495
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	5,191,000	4,983,516
Light & Wonder International, Inc.:
7.00%, 5/15/2028 (a)	3,965,598	3,965,677
7.25%, 11/15/2029 (a)	3,701,000	3,760,660
7.50%, 9/1/2031 (a)	4,773,000	4,890,273
Lions Gate Capital Holdings 1, Inc. 5.50%, 4/15/2029 (a)	3,168,000	2,935,215
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a)	2,182,000	1,762,707
Live Nation Entertainment, Inc.:
3.75%, 1/15/2028 (a)	527,000	503,174
4.75%, 10/15/2027 (a)	7,922,000	7,729,495
5.63%, 3/15/2026 (a)	1,841,819	1,838,596
6.50%, 5/15/2027 (a)	4,556,900	4,607,983
Merlin Entertainments Group U.S. Holdings, Inc. 7.38%, 2/15/2031 (a)	3,552,000	3,367,758
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	2,530,621	2,377,367
Security Description	Principal Amount	Value
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC:
8.25%, 4/15/2030 (a) (d)	$4,252,000	$4,169,936
11.88%, 4/15/2031 (a) (d)	3,150,000	3,038,521
Motion Bondco DAC 6.63%, 11/15/2027 (a) (b)	1,309,000	1,250,527
Motion Finco SARL 8.38%, 2/15/2032 (a)	3,229,000	3,134,423
Odeon Finco PLC 12.75%, 11/1/2027 (a)	4,155,000	4,341,019
Ontario Gaming GTA LP/OTG Co-Issuer, Inc. 8.00%, 8/1/2030 (a)	3,617,000	3,605,896
Penn Entertainment, Inc.:
4.13%, 7/1/2029 (a) (b)	1,253,000	1,112,539
5.63%, 1/15/2027 (a)	3,228,000	3,185,132
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.:
5.63%, 9/1/2029 (a) (b)	4,571,000	3,369,101
5.88%, 9/1/2031 (a)	4,574,000	3,031,647
Resorts World Las Vegas LLC/RWLV Capital, Inc.:
4.63%, 4/16/2029 (a) (b)	5,643,000	5,030,170
4.63%, 4/6/2031 (a)	4,739,000	4,036,443
8.45%, 7/27/2030 (a) (b)	3,869,000	3,985,147
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. 6.63%, 2/1/2033 (a) (b)	3,500,000	3,444,245
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/2030 (a)	5,361,000	5,054,726
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a) (b)	4,661,500	4,422,552
Six Flags Entertainment Corp.:
5.50%, 4/15/2027 (a) (b)	1,742,000	1,719,075
7.25%, 5/15/2031 (a) (b)	5,199,000	5,214,077
Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./Canada's Wonderland Co. 6.63%, 5/1/2032 (a)	4,830,356	4,871,511
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.:
5.25%, 7/15/2029	2,941,000	2,780,980
5.38%, 4/15/2027 (b)	1,113,000	1,097,618
6.50%, 10/1/2028	1,946,000	1,953,979

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/1/2027 (a)	$4,085,000	$3,910,121
Universal Entertainment Corp. 9.88%, 8/1/2029 (a) (b)	2,221,000	2,197,457
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	500	506
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
5.13%, 10/1/2029 (a)	6,884,000	6,606,781
6.25%, 3/15/2033 (a)	3,000,037	2,925,576
7.13%, 2/15/2031 (a)	8,203,037	8,471,522
		247,662,948
ENVIRONMENTAL CONTROL — 0.6%
Clean Harbors, Inc.:
4.88%, 7/15/2027 (a)	3,217,000	3,170,321
5.13%, 7/15/2029 (a)	3,001,000	2,924,474
6.38%, 2/1/2031 (a)	2,270,000	2,292,337
Enviri Corp. 5.75%, 7/31/2027 (a)	4,924,000	4,704,242
GFL Environmental, Inc.:
3.50%, 9/1/2028 (a)	2,911,000	2,756,164
4.00%, 8/1/2028 (a)	4,450,000	4,229,947
4.38%, 8/15/2029 (a) (b)	2,859,000	2,695,551
4.75%, 6/15/2029 (a)	5,143,500	4,950,413
6.75%, 1/15/2031 (a) (b)	5,472,500	5,639,849
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	3,261,000	3,076,656
5.88%, 6/30/2029 (a) (b)	5,285,000	4,992,475
Reworld Holding Corp.:
4.88%, 12/1/2029 (a)	4,475,000	4,157,499
5.00%, 9/1/2030	710,000	657,105
Waste Pro USA, Inc. 7.00%, 2/1/2033 (a)	3,319,000	3,340,673
Wrangler Holdco Corp. 6.63%, 4/1/2032 (a)	1,955,000	1,991,070
		51,578,776
FOOD — 2.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
3.25%, 3/15/2026 (a)	1,000,000	977,210
3.50%, 3/15/2029 (a)	7,934,500	7,311,324
4.63%, 1/15/2027 (a)	8,480,000	8,355,514
4.88%, 2/15/2030 (a)	5,288,000	5,057,073
5.88%, 2/15/2028 (a)	4,773,000	4,774,289
6.25%, 3/15/2033 (a)	1,946,000	1,966,978
6.50%, 2/15/2028 (a) (b)	5,050,000	5,116,559
Aragvi Finance International DAC 11.13%, 11/20/2029 (a)	4,326,500	4,376,385
B&G Foods, Inc.:
5.25%, 9/15/2027 (b)	2,012,000	1,882,105
Security Description	Principal Amount	Value
8.00%, 9/15/2028 (a)	$8,854,539	$8,898,635
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a)	2,965,000	2,480,904
Chobani Holdco II LLC 8.75%, 10/1/2029 (a)	3,276,087	3,578,142
Chobani LLC/Chobani Finance Corp., Inc.:
4.63%, 11/15/2028 (a)	869,000	836,604
7.63%, 7/1/2029 (a)	494,000	508,874
Fiesta Purchaser, Inc. 7.88%, 3/1/2031 (a)	5,540,000	5,720,327
Ingles Markets, Inc. 4.00%, 6/15/2031 (a) (b)	1,247,000	1,133,523
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00%, 2/15/2029 (a)	8,065,000	8,300,659
Lamb Weston Holdings, Inc.:
4.13%, 1/31/2030 (a)	3,801,830	3,542,583
4.38%, 1/31/2032 (a)	3,760,000	3,431,978
4.88%, 5/15/2028 (a)	5,666,000	5,535,795
Performance Food Group, Inc.:
4.25%, 8/1/2029 (a)	4,956,000	4,640,055
5.50%, 10/15/2027 (a)	6,939,000	6,874,953
6.13%, 9/15/2032 (a)	6,730,000	6,702,744
Pilgrim's Pride Corp.:
3.50%, 3/1/2032	6,294,300	5,543,075
4.25%, 4/15/2031	5,502,100	5,175,550
6.25%, 7/1/2033	6,079,800	6,302,685
6.88%, 5/15/2034	4,194,000	4,525,871
Post Holdings, Inc.:
4.50%, 9/15/2031 (a)	6,201,000	5,617,362
4.63%, 4/15/2030 (a)	8,313,000	7,762,264
5.50%, 12/15/2029 (a)	7,232,000	7,039,050
6.25%, 2/15/2032 (a)	5,652,000	5,687,890
6.25%, 10/15/2034 (a) (b)	2,894,813	2,850,175
6.38%, 3/1/2033 (a)	6,538,552	6,452,570
Safeway, Inc. 7.25%, 2/1/2031	1,795,000	1,865,274
Sigma Holdco BV 7.88%, 5/15/2026 (a)	296,000	292,753
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a)	4,328,000	4,015,995
TreeHouse Foods, Inc. 4.00%, 9/1/2028	2,931,000	2,644,612
U.S. Foods, Inc.:
4.63%, 6/1/2030 (a)	1,000,000	949,270
4.75%, 2/15/2029 (a)	5,441,000	5,249,205
5.75%, 4/15/2033 (a)	2,118,000	2,066,448
6.88%, 9/15/2028 (a)	2,008,000	2,063,461
7.25%, 1/15/2032 (a)	2,943,000	3,061,309
United Natural Foods, Inc. 6.75%, 10/15/2028 (a) (b)	1,189,000	1,174,696

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Viking Baked Goods Acquisition Corp. 8.63%, 11/1/2031 (a)	$7,693,900	$7,169,715
		189,512,443
FOOD SERVICE — 0.1%
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	4,210,000	4,133,294
TKC Holdings, Inc.:
6.88%, 5/15/2028 (a)	3,395,000	3,380,911
10.50%, 5/15/2029 (a)	4,693,000	4,680,516
		12,194,721
FOREST PRODUCTS & PAPER — 0.3%
Ahlstrom Holding 3 OYJ 4.88%, 2/4/2028 (a) (b)	3,566,000	3,368,301
Domtar Corp. 6.75%, 10/1/2028 (a)	6,590,000	5,974,758
Magnera Corp.:
4.75%, 11/15/2029 (a) (b)	3,619,000	3,205,855
7.25%, 11/15/2031 (a) (b)	5,133,000	4,991,124
Mercer International, Inc.:
5.13%, 2/1/2029	6,833,000	5,867,497
12.88%, 10/1/2028 (a)	3,761,000	3,987,976
		27,395,511
GAS — 0.2%
AltaGas Ltd. 5 yr. CMT + 3.57%, 7.20%, 10/15/2054 (a) (c)	7,976,000	7,890,178
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.75%, 5/20/2027	4,134,000	3,978,561
5.88%, 8/20/2026	6,087,000	6,040,252
9.38%, 6/1/2028 (a) (b)	2,040,000	2,020,498
		19,929,489
HAND & MACHINE TOOLS — 0.1%
Werner FinCo LP/Werner FinCo, Inc.:
8.75%, 7/15/2025 (a)	237,000	225,987
11.50%, 6/15/2028 (a)	3,488,000	3,786,887
14.50%, 10/15/2028 (a)	584,017	599,236
		4,612,110
HEALTH CARE PRODUCTS — 1.1%
Avantor Funding, Inc.:
3.88%, 11/1/2029 (a)	3,922,855	3,621,423
4.63%, 7/15/2028 (a)	8,726,000	8,426,524
Bausch & Lomb Corp. 8.38%, 10/1/2028 (a)	6,272,000	6,497,102
Embecta Corp. 5.00%, 2/15/2030 (a)	1,285,000	1,151,180
Hologic, Inc.:
3.25%, 2/15/2029 (a)	2,709,000	2,499,161
4.63%, 2/1/2028 (a)	2,448,000	2,396,739
Security Description	Principal Amount	Value
Insulet Corp. 6.50%, 4/1/2033 (a)	$3,058,000	$3,109,313
Medline Borrower LP:
3.88%, 4/1/2029 (a)	22,457,000	20,985,168
5.25%, 10/1/2029 (a)	16,488,000	15,823,369
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25%, 4/1/2029 (a)	12,672,000	12,840,664
Neogen Food Safety Corp. 8.63%, 7/20/2030 (a)	4,395,000	4,631,187
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	3,411,000	3,470,829
Teleflex, Inc.:
4.25%, 6/1/2028 (a)	3,268,000	3,115,384
4.63%, 11/15/2027	718,000	698,679
Varex Imaging Corp. 7.88%, 10/15/2027 (a)	1,758,000	1,785,759
		91,052,481
HEALTH CARE SERVICES — 3.8%
Acadia Healthcare Co., Inc.:
5.00%, 4/15/2029 (a)	2,501,979	2,366,647
5.50%, 7/1/2028 (a)	3,066,000	2,987,112
7.38%, 3/15/2033 (a)	1,537,000	1,537,599
AHP Health Partners, Inc. 5.75%, 7/15/2029 (a) (b)	275,000	255,112
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (a)	3,278,000	3,017,825
4.00%, 3/15/2031 (a)	1,984,000	1,774,212
4.25%, 5/1/2028 (a)	3,829,000	3,661,481
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a) (b)	6,045,000	4,775,127
5.25%, 5/15/2030 (a)	9,594,000	7,911,692
5.63%, 3/15/2027 (a)	12,988,619	12,408,547
6.00%, 1/15/2029 (a)	4,084,300	3,629,881
6.13%, 4/1/2030 (a)	6,984,000	4,163,931
6.88%, 4/1/2028 (a)	2,733,000	1,798,970
6.88%, 4/15/2029 (a) (b)	7,782,000	5,036,899
8.00%, 12/15/2027 (a)	6,136,000	6,075,376
10.88%, 1/15/2032 (a) (b)	14,531,000	14,365,201
Concentra Escrow Issuer Corp. 6.88%, 7/15/2032 (a)	1,644,000	1,672,704
DaVita, Inc.:
3.75%, 2/15/2031 (a)	10,830,500	9,414,737
4.63%, 6/1/2030 (a)	16,624,000	15,321,510
6.88%, 9/1/2032 (a)	7,804,000	7,853,243
Encompass Health Corp.:
4.50%, 2/1/2028	4,646,077	4,511,341
4.63%, 4/1/2031	2,124,000	1,992,270
4.75%, 2/1/2030 (b)	2,623,500	2,521,629
5.75%, 9/15/2025	84,000	83,966
Fortrea Holdings, Inc. 7.50%, 7/1/2030 (a) (b)	4,475,000	4,072,071

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Global Medical Response, Inc. 10.00%, 10/31/2028 (a)	$3,642,113	$3,644,954
HAH Group Holding Co. LLC 9.75%, 10/1/2031 (a)	6,341,000	6,092,116
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	1,774,000	1,662,611
Heartland Dental LLC/Heartland Dental Finance Corp. 10.50%, 4/30/2028 (a)	4,807,000	5,051,244
IQVIA, Inc.:
5.00%, 10/15/2026 (a)	5,011,000	4,974,620
5.00%, 5/15/2027 (a) (b)	7,362,000	7,263,865
6.50%, 5/15/2030 (a)	1,929,000	1,964,802
Kedrion SpA 6.50%, 9/1/2029 (a)	6,340,000	6,028,262
LifePoint Health, Inc.:
8.38%, 2/15/2032 (a)	6,483,000	6,529,872
9.88%, 8/15/2030 (a)	6,848,000	7,232,310
10.00%, 6/1/2032 (a) (b)	3,891,000	3,722,131
11.00%, 10/15/2030 (a)	8,889,400	9,678,868
ModivCare, Inc. 5.00%, 10/1/2029 (a) (b)	2,922,000	790,021
Molina Healthcare, Inc.:
3.88%, 11/15/2030 (a)	2,149,000	1,922,818
3.88%, 5/15/2032 (a)	3,785,000	3,318,272
4.38%, 6/15/2028 (a)	5,771,100	5,499,743
6.25%, 1/15/2033 (a)	5,602,000	5,519,987
MPH Acquisition Holdings LLC:
5.75%, 12/31/2030 (a)	4,019,541	2,919,553
11.50%, 12/31/2030 (a)	2,652,910	2,297,128
Pediatrix Medical Group, Inc. 5.38%, 2/15/2030 (a)	2,931,000	2,820,150
Prime Healthcare Services, Inc. 9.38%, 9/1/2029 (a) (b)	10,130,000	9,591,489
Radiology Partners, Inc.:
7.78%, 1/31/2029 (a)	5,160,945	5,109,387
9.78%, 2/15/2030 (a)	4,574,608	4,263,946
Select Medical Corp. 6.25%, 12/1/2032 (a) (b)	1,392,000	1,357,339
Star Parent, Inc. 9.00%, 10/1/2030 (a)	8,207,000	8,111,799
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a) (b)	3,303,000	3,262,637
Tenet Healthcare Corp.:
4.25%, 6/1/2029	7,062,400	6,665,776
4.38%, 1/15/2030	9,274,000	8,698,177
4.63%, 6/15/2028	5,863,000	5,656,329
5.13%, 11/1/2027	11,200,300	11,034,984
6.13%, 10/1/2028 (b)	13,563,000	13,498,576
6.13%, 6/15/2030	12,410,000	12,371,157
6.25%, 2/1/2027	6,788,600	6,790,501
6.75%, 5/15/2031	8,428,000	8,552,482
6.88%, 11/15/2031	1,345,000	1,376,782
Toledo Hospital:
4.98%, 11/15/2045	987,000	770,057
Security Description	Principal Amount	Value
Series B, 5.33%, 11/15/2028	$2,993,000	$2,957,772
6.02%, 11/15/2048	2,789,500	2,497,551
U.S. Acute Care Solutions LLC 9.75%, 5/15/2029 (a)	8,249,000	8,223,098
		332,932,249
HOLDING COMPANIES-DIVERSIFIED — 0.2%
Benteler International AG 10.50%, 5/15/2028 (a)	5,214,000	5,470,841
Stena International SA:
7.25%, 1/15/2031 (a)	5,679,000	5,689,052
7.63%, 2/15/2031 (a)	3,838,000	3,913,647
		15,073,540
HOME BUILDERS — 1.5%
Adams Homes, Inc. 9.25%, 10/15/2028 (a)	4,574,000	4,625,000
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.63%, 8/1/2029 (a)	667,000	602,635
4.63%, 4/1/2030 (a)	4,698,000	4,243,938
6.63%, 1/15/2028 (a)	3,643,000	3,617,499
Beazer Homes USA, Inc.:
5.88%, 10/15/2027	1,539,000	1,508,466
7.25%, 10/15/2029 (b)	3,900,000	3,830,424
7.50%, 3/15/2031 (a) (b)	2,822,000	2,735,760
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC:
4.88%, 2/15/2030 (a)	5,147,000	4,503,882
5.00%, 6/15/2029 (a)	3,261,000	2,942,531
6.25%, 9/15/2027 (a)	3,564,000	3,524,582
Century Communities, Inc.:
3.88%, 8/15/2029 (a)	3,766,000	3,384,203
6.75%, 6/1/2027	1,898,000	1,900,278
Dream Finders Homes, Inc. 8.25%, 8/15/2028 (a)	3,847,000	3,984,569
Empire Communities Corp. 9.75%, 5/1/2029 (a)	4,590,000	4,646,686
Forestar Group, Inc.:
5.00%, 3/1/2028 (a)	3,541,000	3,458,318
6.50%, 3/15/2033 (a)	1,044,000	1,021,940
Installed Building Products, Inc. 5.75%, 2/1/2028 (a)	532,000	525,025
K Hovnanian Enterprises, Inc. 11.75%, 9/30/2029 (a)	5,422,346	5,842,524
KB Home:
4.80%, 11/15/2029	1,544,000	1,471,092
6.88%, 6/15/2027	3,961,000	4,035,823
7.25%, 7/15/2030 (b)	765,000	784,760
Landsea Homes Corp. 8.88%, 4/1/2029 (a) (b)	3,768,204	3,589,817
LGI Homes, Inc.:
4.00%, 7/15/2029 (a)	1,485,000	1,307,201
7.00%, 11/15/2032 (a)	3,571,000	3,376,380

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
8.75%, 12/15/2028 (a)	$4,151,000	$4,331,278
M/I Homes, Inc.:
3.95%, 2/15/2030	1,476,000	1,345,197
4.95%, 2/1/2028	4,950,000	4,802,985
Mattamy Group Corp.:
4.63%, 3/1/2030 (a)	4,567,000	4,199,631
5.25%, 12/15/2027 (a)	4,750,000	4,621,940
New Home Co., Inc. 9.25%, 10/1/2029 (a)	5,279,000	5,414,776
Shea Homes LP/Shea Homes Funding Corp.:
4.75%, 2/15/2028	3,939,000	3,794,321
4.75%, 4/1/2029	3,172,000	3,007,088
STL Holding Co. LLC 8.75%, 2/15/2029 (a)	3,997,000	4,104,999
Taylor Morrison Communities, Inc.:
5.13%, 8/1/2030 (a)	1,090,000	1,047,294
5.75%, 1/15/2028 (a)	5,569,937	5,556,792
5.88%, 6/15/2027 (a)	4,338,000	4,337,783
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	1,175,000	1,060,120
Tri Pointe Homes, Inc.:
5.25%, 6/1/2027	1,410,000	1,392,389
5.70%, 6/15/2028	4,059,000	4,042,196
Winnebago Industries, Inc. 6.25%, 7/15/2028 (a)	1,374,000	1,359,875
		125,881,997
HOME FURNISHINGS — 0.1%
Somnigroup International, Inc.:
3.88%, 10/15/2031 (a)	6,356,000	5,580,886
4.00%, 4/15/2029 (a)	4,331,000	4,023,326
		9,604,212
HOUSEHOLD PRODUCTS — 0.3%
Coty, Inc. 5.00%, 4/15/2026 (a)	100,000	99,623
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 4.75%, 1/15/2029 (a)	50,000	48,448
Edgewell Personal Care Co.:
4.13%, 4/1/2029 (a)	1,974,134	1,828,601
5.50%, 6/1/2028 (a)	6,406,000	6,276,407
Opal Bidco SAS 6.50%, 3/31/2032	3,303,000	3,299,135
Oriflame Investment Holding PLC 5.13%, 5/4/2026 (a)	2,818,000	619,960
Perrigo Finance Unlimited Co.:
4.90%, 6/15/2030	5,860,000	5,601,750
6.13%, 9/30/2032 (b)	4,902,000	4,826,509
Prestige Brands, Inc. 3.75%, 4/1/2031 (a)	504,000	451,609
		23,052,042
Security Description	Principal Amount	Value
HOUSEHOLD PRODUCTS & WARES — 0.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (a) (b)	$6,254,323	$5,653,971
Central Garden & Pet Co.:
4.13%, 10/15/2030	2,282,000	2,077,670
4.13%, 4/30/2031 (a)	3,321,063	2,978,329
5.13%, 2/1/2028	1,534,000	1,509,655
Kronos Acquisition Holdings, Inc.:
8.25%, 6/30/2031 (a)	5,549,000	4,924,793
10.75%, 6/30/2032 (a) (b)	3,427,000	2,596,775
Spectrum Brands, Inc. 3.88%, 3/15/2031 (a)	236,000	201,320
		19,942,513
HOUSEWARES — 0.4%
CD&R Smokey Buyer, Inc./Radio Systems Corp. 9.50%, 10/15/2029 (a)	7,238,500	6,608,606
Newell Brands, Inc.:
5.70%, 4/1/2026	1,012,000	1,010,674
6.38%, 9/15/2027 (b)	4,457,000	4,484,723
6.38%, 5/15/2030 (b)	5,720,000	5,575,170
6.63%, 9/15/2029	3,624,000	3,631,284
6.63%, 5/15/2032 (b)	5,808,000	5,656,585
6.88%, 4/1/2036 (b)	1,422,000	1,378,003
7.00%, 4/1/2046	5,862,000	5,144,433
Scotts Miracle-Gro Co.:
4.00%, 4/1/2031	375,000	328,646
4.38%, 2/1/2032	1,239,000	1,087,483
4.50%, 10/15/2029 (b)	1,625,000	1,515,621
5.25%, 12/15/2026	977,000	970,689
SWF Holdings I Corp. 6.50%, 10/1/2029 (a)	2,661,000	1,192,793
		38,584,710
INSURANCE — 2.5%
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	813,000	760,537
6.00%, 8/1/2029 (a)	3,113,000	2,984,371
7.50%, 11/6/2030 (a)	9,640,000	9,811,399
8.25%, 2/1/2029 (a)	6,781,000	6,964,833
8.50%, 6/15/2029 (a)	813,183	845,889
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	3,660,000	3,532,705
5.88%, 11/1/2029 (a)	2,155,000	2,075,718
6.50%, 10/1/2031 (a)	8,218,967	8,078,998
6.75%, 10/15/2027 (a)	6,600,000	6,579,606
6.75%, 4/15/2028 (a)	10,313,000	10,355,902
7.00%, 1/15/2031 (a)	10,806,000	10,849,224
7.38%, 10/1/2032 (a)	2,204,000	2,216,563
AmWINS Group, Inc.:
4.88%, 6/30/2029 (a)	3,076,000	2,896,946
6.38%, 2/15/2029 (a)	4,705,000	4,741,040

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC 7.88%, 11/1/2029 (a)	$7,553,000	$7,442,273
Ardonagh Finco Ltd. 7.75%, 2/15/2031 (a)	8,275,000	8,443,314
Ardonagh Group Finance Ltd. 8.88%, 2/15/2032 (a)	10,169,000	10,374,007
Assurant, Inc. 3 mo. USD Term SOFR + 4.14%, 7.00%, 3/27/2048 (c)	3,000,000	3,051,240
AssuredPartners, Inc.:
5.63%, 1/15/2029 (a) (b)	400,000	399,120
7.50%, 2/15/2032 (a)	250,000	266,978
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance 7.13%, 5/15/2031 (a)	2,541,000	2,575,583
BroadStreet Partners, Inc. 5.88%, 4/15/2029 (a)	6,095,000	5,843,398
Constellation Insurance, Inc.:
6.63%, 5/1/2031 (a) (b)	913,000	915,757
6.80%, 1/24/2030 (a)	4,353,000	4,301,461
Genworth Holdings, Inc. 6.50%, 6/15/2034	1,648,000	1,598,494
Global Atlantic Fin Co.:
5 yr. CMT + 3.80%, 4.70%, 10/15/2051 (a) (c)	4,542,900	4,385,807
5 yr. CMT + 3.61%, 7.95%, 10/15/2054 (a) (c)	6,647,000	6,902,311
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC:
7.25%, 2/15/2031 (a)	6,983,000	7,051,294
8.13%, 2/15/2032 (a)	3,030,000	3,061,815
HUB International Ltd.:
5.63%, 12/1/2029 (a)	3,481,000	3,364,073
7.25%, 6/15/2030 (a)	17,343,000	17,848,548
7.38%, 1/31/2032 (a)	9,999,000	10,183,782
Jones Deslauriers Insurance Management, Inc.:
8.50%, 3/15/2030 (a)	4,217,000	4,429,832
10.50%, 12/15/2030 (a)	2,952,000	3,160,116
Liberty Mutual Group, Inc.:
5 yr. CMT + 3.32%, 4.13%, 12/15/2051 (a) (c)	4,493,016	4,281,350
4.30%, 2/1/2061 (a)	5,067,000	3,170,219
Panther Escrow Issuer LLC 7.13%, 6/1/2031 (a)	18,538,000	18,877,060
Ryan Specialty LLC:
4.38%, 2/1/2030 (a)	2,290,000	2,177,057
5.88%, 8/1/2032 (a)	6,351,000	6,273,264
Security Description	Principal Amount	Value
USI, Inc. 7.50%, 1/15/2032 (a)	$2,146,100	$2,193,958
Wilton RE Ltd. 5 yr. CMT + 5.27%, 6.00%, 10/22/2030 (a) (c)	2,000,000	1,981,600
		217,247,442
INTERNET — 1.9%
Acuris Finance U.S., Inc./Acuris Finance SARL:
5.00%, 5/1/2028 (a)	5,710,000	5,241,837
9.00%, 8/1/2029 (a)	2,649,000	2,608,205
ANGI Group LLC 3.88%, 8/15/2028 (a) (b)	5,776,500	5,245,697
Arches Buyer, Inc.:
4.25%, 6/1/2028 (a)	6,439,000	5,878,549
6.13%, 12/1/2028 (a)	3,791,000	3,331,645
Cablevision Lightpath LLC:
3.88%, 9/15/2027 (a)	1,011,112	959,444
5.63%, 9/15/2028 (a)	2,308,000	2,118,375
Cars.com, Inc. 6.38%, 11/1/2028 (a)	871,000	860,548
Cogent Communications Group LLC:
3.50%, 5/1/2026 (a)	6,113,000	5,964,271
7.00%, 6/15/2027 (a)	2,440,000	2,454,616
Cogent Communications Group, Inc./Cogent Communications Finance, Inc. 7.00%, 6/15/2027 (a)	1,188,000	1,195,199
Gen Digital, Inc.:
6.25%, 4/1/2033 (a)	5,202,000	5,185,718
6.75%, 9/30/2027 (a)	7,111,000	7,201,665
7.13%, 9/30/2030 (a) (b)	4,282,000	4,378,088
Getty Images, Inc. 9.75%, 3/1/2027 (a) (b)	2,102,000	2,105,384
Go Daddy Operating Co. LLC/GD Finance Co., Inc.:
3.50%, 3/1/2029 (a)	2,579,000	2,389,315
5.25%, 12/1/2027 (a)	2,594,000	2,571,251
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a) (b)	4,620,000	4,246,612
ION Trading Technologies SARL:
5.75%, 5/15/2028 (a)	3,119,000	2,902,666
9.50%, 5/30/2029 (a)	6,654,700	6,699,286
Match Group Holdings II LLC:
3.63%, 10/1/2031 (a)	1,275,000	1,098,476
4.13%, 8/1/2030 (a)	3,221,000	2,888,593
4.63%, 6/1/2028 (a)	3,515,000	3,373,240
5.00%, 12/15/2027 (a)	4,159,700	4,072,804
5.63%, 2/15/2029 (a)	4,776,000	4,678,283
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	5,065,000	3,609,977

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Newfold Digital Holdings Group, Inc.:
6.00%, 2/15/2029 (a) (b)	$3,033,000	$1,709,096
11.75%, 10/15/2028 (a)	4,535,000	3,197,175
Rakuten Group, Inc.:
5 yr. CMT + 4.58%, 5.13%, 4/22/2026 (a) (b) (c)	5,937,000	5,726,058
5 yr. CMT + 4.96%, 6.25%, 4/22/2031 (a) (b) (c)	6,206,800	5,595,492
5 yr. CMT + 4.25%, 8.13%, 12/15/2029 (a) (c)	4,155,000	4,107,176
9.75%, 4/15/2029 (a)	12,056,000	13,086,306
11.25%, 2/15/2027 (a)	13,171,700	14,270,220
Shutterfly Finance LLC 8.50%, 10/1/2027 (a)	3,600,568	3,202,777
Snap, Inc. 6.88%, 3/1/2033 (a)	8,111,000	8,113,596
Wayfair LLC:
7.25%, 10/31/2029 (a)	6,599,000	6,342,101
7.75%, 9/15/2030 (a) (b)	3,975,000	3,853,405
Ziff Davis, Inc. 4.63%, 10/15/2030 (a)	5,016,000	4,529,147
		166,992,293
INVESTMENT COMPANY SECURITY — 0.7%
Compass Group Diversified Holdings LLC:
5.00%, 1/15/2032 (a)	1,615,000	1,448,477
5.25%, 4/15/2029 (a)	6,646,000	6,276,482
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	3,644,000	3,043,505
5.25%, 5/15/2027	6,631,100	6,309,890
6.25%, 5/15/2026	4,159,000	4,119,781
9.00%, 6/15/2030	6,809,000	6,456,021
9.75%, 1/15/2029	5,507,000	5,475,004
10.00%, 11/15/2029 (a)	5,980,000	5,939,755
Prospect Capital Corp.:
3.36%, 11/15/2026 (b)	4,025,000	3,738,380
3.44%, 10/15/2028	1,884,000	1,628,191
3.71%, 1/22/2026 (b)	1,988,000	1,940,189
Saks Global Enterprises LLC 11.00%, 12/15/2029 (a)	14,953,000	12,113,425
		58,489,100
IRON/STEEL — 1.0%
Algoma Steel, Inc. 9.13%, 4/15/2029 (a)	4,237,000	3,981,551
ATI, Inc.:
4.88%, 10/1/2029	810,000	771,339
5.13%, 10/1/2031	492,000	461,781
5.88%, 12/1/2027	1,953,000	1,940,052
7.25%, 8/15/2030	3,561,000	3,672,281
Baffinland Iron Mines Corp./Baffinland Iron Mines LP 8.75%, 7/15/2026 (a) (b)	4,039,000	3,796,256
Security Description	Principal Amount	Value
Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/2029 (a)	$2,710,000	$2,715,881
Carpenter Technology Corp.:
6.38%, 7/15/2028	1,409,000	1,404,519
7.63%, 3/15/2030	1,122,000	1,156,064
Cleveland-Cliffs Steel Corp. 7.00%, 3/15/2027	240	240
Cleveland-Cliffs, Inc.:
4.63%, 3/1/2029 (a) (b)	4,543,000	4,198,913
4.88%, 3/1/2031 (a)	3,066,000	2,681,922
6.75%, 4/15/2030 (a)	4,213,000	4,079,111
6.88%, 11/1/2029 (a)	7,690,238	7,530,973
7.00%, 3/15/2032 (a) (b)	7,765,300	7,453,290
7.38%, 5/1/2033 (a)	6,109,000	5,860,242
7.50%, 9/15/2031 (a) (b)	5,363,000	5,237,184
Commercial Metals Co.:
4.13%, 1/15/2030	2,068,000	1,927,417
4.38%, 3/15/2032	514,000	464,923
Infrabuild Australia Pty. Ltd. 14.50%, 11/15/2028 (a)	3,492,000	3,560,793
Mineral Resources Ltd.:
8.00%, 11/1/2027 (a)	4,517,500	4,473,274
8.13%, 5/1/2027 (a)	4,586,000	4,559,906
8.50%, 5/1/2030 (a) (b)	5,477,000	5,343,909
9.25%, 10/1/2028 (a) (b)	7,349,388	7,342,921
TMS International Corp. 6.25%, 4/15/2029 (a)	840,000	783,602
U.S. Steel Corp.:
6.65%, 6/1/2037	1,209,000	1,193,259
6.88%, 3/1/2029 (b)	864,000	867,594
		87,459,197
IT SERVICES — 0.6%
Amentum Holdings, Inc. 7.25%, 8/1/2032 (a)	5,355,000	5,288,491
ASGN, Inc. 4.63%, 5/15/2028 (a)	7,104,500	6,788,350
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	4,788,000	4,975,354
Exela Intermediate LLC/Exela Finance, Inc. 11.50%, 4/15/2026 (a) (g)	2,357,432	333,860
Fortress Intermediate 3, Inc. 7.50%, 6/1/2031 (a)	5,590,700	5,653,204
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	2,918,000	2,944,700
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	8,995,000	9,751,749
Seagate HDD Cayman:
8.25%, 12/15/2029	2,422,000	2,577,565
8.50%, 7/15/2031 (b)	4,264,000	4,530,287
9.63%, 12/1/2032	4,090,085	4,598,155
		47,441,715

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
LEISURE TIME — 2.1%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (g) (h)	$50,000	$—
Acushnet Co. 7.38%, 10/15/2028 (a)	1,185,000	1,227,221
Amer Sports Co. 6.75%, 2/16/2031 (a) (b)	1,347,500	1,380,810
Carnival Corp.:
5.75%, 3/1/2027 (a)	18,487,600	18,496,844
5.75%, 3/15/2030 (a)	7,582,000	7,550,990
6.00%, 5/1/2029 (a)	12,678,000	12,593,184
6.13%, 2/15/2033 (a)	11,576,000	11,405,254
Life Time, Inc. 6.00%, 11/15/2031 (a)	2,806,000	2,785,965
Lindblad Expeditions Holdings, Inc. 9.00%, 5/15/2028 (a)	1,432,000	1,471,079
Lindblad Expeditions LLC 6.75%, 2/15/2027 (a)	2,079,333	2,063,967
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a) (b)	3,419,000	2,622,954
NCL Corp. Ltd.:
5.88%, 2/15/2027 (a)	8,521,000	8,503,447
6.25%, 3/1/2030 (a) (b)	634,333	622,706
6.75%, 2/1/2032 (a)	11,192,000	11,064,635
7.75%, 2/15/2029 (a)	3,774,000	3,931,866
8.13%, 1/15/2029 (a)	2,085,000	2,192,899
NCL Finance Ltd. 6.13%, 3/15/2028 (a)	2,694,000	2,686,295
Royal Caribbean Cruises Ltd.:
3.70%, 3/15/2028	2,192,000	2,092,637
4.25%, 7/1/2026 (a)	6,142,000	6,047,782
5.38%, 7/15/2027 (a) (b)	7,431,000	7,404,546
5.50%, 8/31/2026 (a)	6,037,000	6,035,189
5.50%, 4/1/2028 (a)	9,578,000	9,536,815
5.63%, 9/30/2031 (a)	14,323,000	14,070,629
6.00%, 2/1/2033 (a)	9,939,000	9,945,262
6.25%, 3/15/2032 (a)	4,843,000	4,888,960
7.50%, 10/15/2027	2,229,000	2,334,186
Sabre GLBL, Inc.:
8.63%, 6/1/2027 (a) (b)	4,808,000	4,756,891
10.75%, 11/15/2029 (a) (b)	5,859,000	5,908,098
Viking Cruises Ltd.:
5.88%, 9/15/2027 (a)	3,540,500	3,521,629
7.00%, 2/15/2029 (a)	2,929,600	2,939,385
9.13%, 7/15/2031 (a)	2,287,000	2,442,813
Viking Ocean Cruises Ship VII Ltd. 5.63%, 2/15/2029 (a)	3,548,000	3,491,409
VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	6,874,000	6,698,163
		182,714,510
LODGING — 1.6%
Boyd Gaming Corp.:
4.75%, 12/1/2027	5,823,000	5,700,950
Security Description	Principal Amount	Value
4.75%, 6/15/2031 (a) (b)	$4,888,000	$4,508,887
Full House Resorts, Inc. 8.25%, 2/15/2028 (a) (b)	2,273,000	2,246,088
Genting New York LLC/GENNY Capital, Inc. 7.25%, 10/1/2029 (a)	6,285,000	6,414,157
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (a)	8,696,000	7,617,870
3.75%, 5/1/2029 (a)	4,531,000	4,223,662
4.00%, 5/1/2031 (a)	6,472,077	5,865,061
4.88%, 1/15/2030	6,647,000	6,427,051
5.75%, 5/1/2028 (a)	1,444,000	1,440,968
5.88%, 4/1/2029 (a)	4,401,500	4,414,924
5.88%, 3/15/2033 (a) (b)	6,763,800	6,697,041
6.13%, 4/1/2032 (a)	4,310,000	4,323,706
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.:
4.88%, 7/1/2031 (a)	1,357,000	1,192,464
5.00%, 6/1/2029 (a) (b)	6,435,000	6,015,953
6.63%, 1/15/2032 (a)	7,223,000	7,165,288
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88%, 4/1/2027	1,632,000	1,618,144
Marriott Ownership Resorts, Inc.:
4.50%, 6/15/2029 (a) (b)	2,301,000	2,109,258
4.75%, 1/15/2028 (b)	4,118,000	3,920,871
MGM China Holdings Ltd.:
4.75%, 2/1/2027 (a)	388,000	380,151
5.25%, 6/18/2025 (a)	264,000	263,380
7.13%, 6/26/2031 (a) (b)	334,000	342,260
MGM Resorts International:
4.75%, 10/15/2028	6,264,500	6,033,528
5.50%, 4/15/2027	7,970,000	7,905,682
6.13%, 9/15/2029	4,205,000	4,163,497
6.50%, 4/15/2032 (b)	3,323,000	3,259,863
Station Casinos LLC:
4.50%, 2/15/2028 (a)	4,244,000	4,069,105
4.63%, 12/1/2031 (a) (b)	1,339,000	1,203,533
6.63%, 3/15/2032 (a)	2,634,033	2,611,644
Travel & Leisure Co.:
4.50%, 12/1/2029 (a)	3,792,000	3,544,420
4.63%, 3/1/2030 (a)	4,430,000	4,135,405
6.00%, 4/1/2027	1,998,493	2,002,030
6.63%, 7/31/2026 (a)	5,243,898	5,285,534
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	2,253,000	2,152,178
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 5/15/2027 (a)	7,876,000	7,789,521
		137,044,074

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
MACHINERY, CONSTRUCTION & MINING — 0.3%
BWX Technologies, Inc.:
4.13%, 6/30/2028 (a)	$3,923,000	$3,704,920
4.13%, 4/15/2029 (a)	2,470,000	2,306,535
Manitowoc Co., Inc. 9.25%, 10/1/2031 (a)	3,399,000	3,495,837
Terex Corp.:
5.00%, 5/15/2029 (a)	3,952,000	3,770,564
6.25%, 10/15/2032 (a)	6,629,000	6,438,483
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	3,449,000	3,283,345
		22,999,684
MACHINERY-DIVERSIFIED — 0.5%
ATS Corp. 4.13%, 12/15/2028 (a)	4,424,000	4,107,109
Chart Industries, Inc.:
7.50%, 1/1/2030 (a)	7,274,000	7,551,940
9.50%, 1/1/2031 (a)	1,234,000	1,317,678
Esab Corp. 6.25%, 4/15/2029 (a)	3,118,000	3,164,832
GrafTech Finance, Inc. 4.63%, 12/23/2029 (a) (b)	3,072,000	2,117,622
GrafTech Global Enterprises, Inc. 9.88%, 12/23/2029 (a) (b)	2,811,000	2,220,156
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC 9.00%, 2/15/2029 (a) (b)	8,195,000	8,211,718
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/2028 (a)	5,449,000	5,476,735
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	1,178,559	1,094,469
OT Merger Corp. 7.88%, 10/15/2029 (a)	1,543,000	613,512
SPX FLOW, Inc. 8.75%, 4/1/2030 (a) (b)	1,253,000	1,288,660
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (a)	9,304,000	9,141,645
		46,306,076
MEDIA — 7.4%
Altice Financing SA 9.63%, 7/15/2027 (a)	5,115,000	4,358,696
AMC Networks, Inc.:
4.25%, 2/15/2029 (b)	7,091,000	5,317,612
10.25%, 1/15/2029 (a)	6,310,000	6,540,063
Beasley Mezzanine Holdings LLC 9.20%, 8/1/2028 (a)	1,563,000	713,588
Block Communications, Inc. 4.88%, 3/1/2028 (a)	3,959,000	3,743,234
Cable One, Inc. 4.00%, 11/15/2030 (a) (b)	4,475,000	3,548,943
Security Description	Principal Amount	Value
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/2031 (a)	$16,893,506	$14,967,308
4.25%, 1/15/2034 (a) (b)	11,227,900	9,235,621
4.50%, 8/15/2030 (a)	17,049,000	15,523,796
4.50%, 5/1/2032	15,228,500	13,239,962
4.50%, 6/1/2033 (a)	12,389,900	10,555,204
4.75%, 3/1/2030 (a)	20,356,400	18,863,665
4.75%, 2/1/2032 (a) (b)	9,056,600	8,041,355
5.00%, 2/1/2028 (a)	18,927,600	18,364,693
5.13%, 5/1/2027 (a)	20,684,000	20,367,535
5.38%, 6/1/2029 (a)	8,222,500	7,956,584
5.50%, 5/1/2026 (a)	6,120,000	6,116,573
6.38%, 9/1/2029 (a) (b)	9,611,500	9,586,030
7.38%, 3/1/2031 (a)	5,660,000	5,752,201
CSC Holdings LLC:
3.38%, 2/15/2031 (a) (b)	5,243,000	3,743,974
4.13%, 12/1/2030 (a)	5,992,716	4,344,479
4.50%, 11/15/2031 (a)	7,865,000	5,670,586
4.63%, 12/1/2030 (a)	13,074,000	6,450,319
5.00%, 11/15/2031 (a)	3,248,000	1,581,614
5.38%, 2/1/2028 (a)	8,122,000	6,928,066
5.50%, 4/15/2027 (a)	11,293,000	10,452,462
5.75%, 1/15/2030 (a)	12,287,000	6,514,199
6.50%, 2/1/2029 (a)	11,782,000	9,776,232
7.50%, 4/1/2028 (a)	6,699,000	4,797,489
11.25%, 5/15/2028 (a)	8,119,000	7,890,531
11.75%, 1/31/2029 (a)	11,429,000	11,078,930
Cumulus Media New Holdings, Inc. 8.00%, 7/1/2029 (a)	1,327,000	462,818
Directv Financing LLC 8.88%, 2/1/2030 (a)	6,002,000	5,726,808
Directv Financing LLC/Directv Financing Co-Obligor, Inc.:
5.88%, 8/15/2027 (a)	19,691,400	19,088,843
10.00%, 2/15/2031 (a)	13,329,000	12,789,309
DISH DBS Corp.:
5.13%, 6/1/2029	9,823,000	6,386,915
5.25%, 12/1/2026 (a)	15,903,000	14,610,086
5.75%, 12/1/2028 (a)	14,121,000	11,923,349
7.38%, 7/1/2028	6,800,000	4,836,092
7.75%, 7/1/2026	13,479,000	11,643,025
DISH Network Corp. 11.75%, 11/15/2027 (a)	20,454,446	21,551,418
GCI LLC 4.75%, 10/15/2028 (a)	3,666,000	3,384,708
Gray Media, Inc.:
4.75%, 10/15/2030 (a) (b)	4,910,000	3,116,917
5.38%, 11/15/2031 (a) (b)	7,515,000	4,724,305
7.00%, 5/15/2027 (a)	3,433,700	3,365,060
10.50%, 7/15/2029 (a) (b)	7,614,000	7,953,737
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a)	300,000	227,946
7.75%, 8/15/2030 (a)	4,135,830	3,061,796
9.13%, 5/1/2029 (a) (b)	4,791,235	3,840,846

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
10.88%, 5/1/2030 (a)	$5,956,400	$2,961,999
LCPR Senior Secured Financing DAC:
5.13%, 7/15/2029 (a) (b)	4,816,000	3,533,933
6.75%, 10/15/2027 (a)	8,322,000	7,027,846
Liberty Interactive LLC:
8.25%, 2/1/2030	3,231,000	1,271,948
8.50%, 7/15/2029	2,239,000	936,327
McGraw-Hill Education, Inc.:
5.75%, 8/1/2028 (a)	7,551,000	7,371,135
7.38%, 9/1/2031 (a)	3,224,000	3,257,046
8.00%, 8/1/2029 (a)	2,545,000	2,515,173
Midcontinent Communications 8.00%, 8/15/2032 (a) (b)	4,693,798	4,752,564
Nexstar Media, Inc.:
4.75%, 11/1/2028 (a) (b)	5,735,000	5,367,788
5.63%, 7/15/2027 (a)	11,520,601	11,357,700
Paramount Global:
3 mo. USD Term SOFR + 3.90%, 6.25%, 2/28/2057 (c)	6,430,000	6,146,115
5 yr. CMT + 4.00%, 6.38%, 3/30/2062 (c)	6,595,974	6,435,362
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a) (b)	4,724,200	4,045,096
6.50%, 9/15/2028 (a)	6,057,000	4,043,653
Scripps Escrow II, Inc.:
3.88%, 1/15/2029 (a) (b)	2,671,000	2,100,955
5.38%, 1/15/2031 (a)	2,753,000	1,680,266
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a) (b)	2,521,000	2,105,590
Sinclair Television Group, Inc.:
4.38%, 12/31/2032 (a)	2,562,000	1,588,158
5.13%, 2/15/2027 (a)	2,320,000	2,186,577
5.50%, 3/1/2030 (a) (b)	3,140,000	2,333,962
8.13%, 2/15/2033 (a)	6,598,000	6,509,785
Sirius XM Radio LLC:
3.13%, 9/1/2026 (a)	2,805,500	2,718,530
3.88%, 9/1/2031 (a) (b)	8,894,650	7,627,429
4.00%, 7/15/2028 (a)	11,889,000	11,081,380
4.13%, 7/1/2030 (a)	9,621,000	8,555,282
5.00%, 8/1/2027 (a)	9,774,000	9,549,100
5.50%, 7/1/2029 (a)	8,600,000	8,307,084
Sunrise FinCo I BV 4.88%, 7/15/2031 (a)	7,874,019	7,157,641
Sunrise HoldCo IV BV 5.50%, 1/15/2028 (a)	531,000	522,090
TEGNA, Inc.:
4.63%, 3/15/2028	6,093,000	5,784,329
4.75%, 3/15/2026 (a)	3,191,000	3,151,974
5.00%, 9/15/2029	8,452,898	7,861,787
Univision Communications, Inc.:
4.50%, 5/1/2029 (a)	4,287,000	3,788,422
6.63%, 6/1/2027 (a)	9,671,000	9,582,317
Security Description	Principal Amount	Value
7.38%, 6/30/2030 (a) (b)	$6,660,637	$6,392,813
8.00%, 8/15/2028 (a)	10,884,250	10,930,726
8.50%, 7/31/2031 (a)	8,535,000	8,345,011
Urban One, Inc. 7.38%, 2/1/2028 (a)	4,191,000	2,157,736
Virgin Media Finance PLC 5.00%, 7/15/2030 (a) (b)	4,917,000	4,191,251
Virgin Media Secured Finance PLC:
4.50%, 8/15/2030 (a)	5,801,000	5,100,819
5.50%, 5/15/2029 (a)	11,078,000	10,494,411
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028 (a)	868,000	820,373
VZ Secured Financing BV 5.00%, 1/15/2032 (a)	9,587,000	8,325,351
Ziggo Bond Co. BV 5.13%, 2/28/2030 (a)	2,964,000	2,582,385
Ziggo BV 4.88%, 1/15/2030 (a)	6,403,500	5,864,838
		641,137,579
METAL FABRICATE & HARDWARE — 0.1%
Advanced Drainage Systems, Inc.:
5.00%, 9/30/2027 (a)	2,337,000	2,292,176
6.38%, 6/15/2030 (a)	1,889,000	1,897,538
Park-Ohio Industries, Inc. 6.63%, 4/15/2027	2,959,000	2,861,353
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	499,000	468,481
Vallourec SACA 7.50%, 4/15/2032 (a)	3,531,201	3,689,258
		11,208,806
MINING — 1.3%
Alcoa Nederland Holding BV:
4.13%, 3/31/2029 (a) (b)	2,759,000	2,566,698
7.13%, 3/15/2031 (a)	5,496,000	5,656,263
Alumina Pty. Ltd.:
6.13%, 3/15/2030 (a) (b)	1,550,000	1,547,117
6.38%, 9/15/2032 (a)	2,340,000	2,309,908
Arsenal AIC Parent LLC:
8.00%, 10/1/2030 (a) (b)	7,161,000	7,326,204
11.50%, 10/1/2031 (a)	3,045,000	3,307,083
Capstone Copper Corp. 6.75%, 3/31/2033 (a)	880,000	876,603
Coeur Mining, Inc. 5.13%, 2/15/2029 (a)	1,486,000	1,415,088
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a) (b)	4,623,000	4,438,866
Constellium SE:
3.75%, 4/15/2029 (a)	4,146,000	3,763,407
5.63%, 6/15/2028 (a)	965,000	935,828
6.38%, 8/15/2032 (a) (b)	716,000	699,460

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Eldorado Gold Corp. 6.25%, 9/1/2029 (a)	$4,087,000	$4,032,357
FMG Resources August 2006 Pty. Ltd.:
4.38%, 4/1/2031 (a)	10,745,000	9,723,903
4.50%, 9/15/2027 (a)	3,767,525	3,653,407
5.88%, 4/15/2030 (a)	6,595,000	6,513,420
6.13%, 4/15/2032 (a)	3,521,700	3,476,798
Hecla Mining Co. 7.25%, 2/15/2028	1,969,000	1,986,563
Hudbay Minerals, Inc.:
4.50%, 4/1/2026 (a)	3,392,000	3,340,068
6.13%, 4/1/2029 (a)	3,056,000	3,046,099
IAMGOLD Corp. 5.75%, 10/15/2028 (a) (b)	1,190,000	1,163,404
JW Aluminum Continuous Cast Co. 10.25%, 4/1/2030 (a)	2,386,000	2,384,306
Kaiser Aluminum Corp.:
4.50%, 6/1/2031 (a) (b)	1,247,000	1,103,520
4.63%, 3/1/2028 (a)	5,399,000	5,123,975
New Gold, Inc. 7.50%, 7/15/2027 (a)	900	906
Novelis Corp.:
3.25%, 11/15/2026 (a)	3,804,000	3,682,120
3.88%, 8/15/2031 (a) (b)	1,879,000	1,632,456
4.75%, 1/30/2030 (a)	11,736,000	10,918,001
Novelis, Inc. 6.88%, 1/30/2030 (a)	6,768,000	6,847,321
Perenti Finance Pty. Ltd. 7.50%, 4/26/2029 (a) (b)	4,870,000	5,031,733
Taseko Mines Ltd. 8.25%, 5/1/2030 (a)	5,291,000	5,410,418
		113,913,300
MISCELLANEOUS MANUFACTURER — 0.5%
Amsted Industries, Inc.:
4.63%, 5/15/2030 (a)	3,583,000	3,343,154
6.38%, 3/15/2033 (a)	1,500,000	1,490,850
Axon Enterprise, Inc.:
6.13%, 3/15/2030 (a)	365,000	368,734
6.25%, 3/15/2033 (a) (b)	1,500,000	1,518,600
Calderys Financing II LLC 11.75%, 6/1/2028 (a)	2,000,000	1,985,380
Calderys Financing LLC 11.25%, 6/1/2028 (a)	5,554,000	5,869,078
Enpro, Inc. 5.75%, 10/15/2026	633,000	633,336
FXI Holdings, Inc. 12.25%, 11/15/2026 (a) (b)	8,626,000	8,078,291
Hillenbrand, Inc.:
3.75%, 3/1/2031 (b)	3,143,500	2,748,959
5.00%, 9/15/2026	1,539,000	1,524,672
6.25%, 2/15/2029	3,773,000	3,785,979
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	7,015,000	6,771,369
Security Description	Principal Amount	Value
Trinity Industries, Inc. 7.75%, 7/15/2028 (a) (b)	$5,919,000	$6,133,268
		44,251,670
OFFICE & BUSINESS EQUIPMENT — 0.2%
Pitney Bowes, Inc.:
6.88%, 3/15/2027 (a)	5,151,000	5,144,819
7.25%, 3/15/2029 (a)	1,484,000	1,477,189
Xerox Corp.:
4.80%, 3/1/2035	2,005,000	936,896
6.75%, 12/15/2039 (b)	2,337,000	1,223,162
10.25%, 10/15/2030 (a) (d)	1,310,000	1,295,760
13.50%, 4/15/2031 (a) (d)	3,275,000	3,123,237
Xerox Holdings Corp.:
5.50%, 8/15/2028 (a)	4,849,000	3,407,635
8.88%, 11/30/2029 (a)	3,873,000	2,597,892
Zebra Technologies Corp. 6.50%, 6/1/2032 (a)	1,408,000	1,425,600
		20,632,190
OFFICE FURNISHINGS — 0.1%
Interface, Inc. 5.50%, 12/1/2028 (a)	1,448,000	1,410,192
Steelcase, Inc. 5.13%, 1/18/2029	5,576,000	5,373,926
		6,784,118
OIL & GAS — 5.7%
Aethon United BR LP/Aethon United Finance Corp. 7.50%, 10/1/2029 (a)	8,568,000	8,718,197
Ascent Resources Utica Holdings LLC/ARU Finance Corp.:
5.88%, 6/30/2029 (a)	3,348,000	3,259,378
6.63%, 10/15/2032 (a)	3,666,000	3,652,033
8.25%, 12/31/2028 (a) (b)	1,134,000	1,155,546
9.00%, 11/1/2027 (a)	20,000	24,431
Azule Energy Finance PLC 8.13%, 1/23/2030 (a)	7,000	6,999
Baytex Energy Corp.:
7.38%, 3/15/2032 (a) (b)	3,647,000	3,512,645
8.50%, 4/30/2030 (a)	7,938,100	8,074,159
Borr IHC Ltd./Borr Finance LLC:
10.00%, 11/15/2028 (a)	6,628,683	6,301,425
10.38%, 11/15/2030 (a)	5,546,038	5,162,918
California Resources Corp.:
7.13%, 2/1/2026 (a)	73,000	72,878
8.25%, 6/15/2029 (a)	7,982,000	8,109,473
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
8.13%, 1/15/2027 (a)	2,450,000	2,260,933
9.75%, 7/15/2028 (a) (b)	2,137,000	1,934,519
Chord Energy Corp. 6.75%, 3/15/2033 (a)	850,000	846,269

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CITGO Petroleum Corp. 6.38%, 6/15/2026 (a)	$2,705,000	$2,699,779
Civitas Resources, Inc.:
5.00%, 10/15/2026 (a)	2,309,700	2,275,309
8.38%, 7/1/2028 (a)	9,947,000	10,275,748
8.63%, 11/1/2030 (a)	7,708,000	7,952,498
8.75%, 7/1/2031 (a) (b)	9,598,000	9,873,463
CNX Resources Corp.:
6.00%, 1/15/2029 (a)	5,513,000	5,436,204
7.25%, 3/1/2032 (a)	3,196,500	3,251,640
7.38%, 1/15/2031 (a)	4,259,000	4,331,871
Comstock Resources, Inc.:
5.88%, 1/15/2030 (a)	6,289,900	5,937,477
6.75%, 3/1/2029 (a)	11,419,000	11,141,212
Crescent Energy Finance LLC:
7.38%, 1/15/2033 (a)	6,619,000	6,387,335
7.63%, 4/1/2032 (a)	8,876,000	8,784,311
9.25%, 2/15/2028 (a)	6,761,000	7,033,198
CVR Energy, Inc.:
5.75%, 2/15/2028 (a)	3,768,000	3,519,538
8.50%, 1/15/2029 (a)	5,134,194	4,929,494
Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/1/2030 (a)	5,433,000	5,584,907
Encino Acquisition Partners Holdings LLC:
8.50%, 5/1/2028 (a)	3,751,000	3,807,528
8.75%, 5/1/2031 (a)	1,938,000	2,060,656
Energean PLC 6.50%, 4/30/2027 (a)	1,007,500	990,655
EnQuest PLC 11.63%, 11/1/2027 (a) (b)	500,000	513,885
Global Marine, Inc. 7.00%, 6/1/2028	1,474,000	1,389,348
Greenfire Resources Ltd. 12.00%, 10/1/2028 (a)	1,378,000	1,459,771
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	6,266,000	6,358,236
Harbour Energy PLC 5.50%, 10/15/2026 (a) (b)	1,143,000	1,143,972
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	3,496,000	3,381,506
6.00%, 4/15/2030 (a)	3,605,000	3,425,759
6.00%, 2/1/2031 (a)	5,207,500	4,866,044
6.25%, 11/1/2028 (a)	3,890,000	3,881,948
6.25%, 4/15/2032 (a)	2,575,000	2,409,273
6.88%, 5/15/2034 (a)	5,153,000	4,853,095
7.25%, 2/15/2035 (a)	5,375,000	5,138,446
8.38%, 11/1/2033 (a)	4,294,500	4,400,531
Ithaca Energy North Sea PLC 8.13%, 10/15/2029 (a) (b)	6,860,000	7,005,706
Karoon USA Finance, Inc. 10.50%, 5/14/2029 (a)	1,518,500	1,562,992
Security Description	Principal Amount	Value
Kimmeridge Texas Gas LLC 8.50%, 2/15/2030 (a)	$4,948,000	$4,951,464
Kraken Oil & Gas Partners LLC 7.63%, 8/15/2029 (a)	5,377,000	5,234,617
Long Ridge Energy LLC 8.75%, 2/15/2032 (a) (b)	4,798,000	4,639,762
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.88%, 12/1/2032 (a)	1,528,000	1,525,204
Matador Resources Co.:
6.25%, 4/15/2033 (a)	1,709,000	1,669,915
6.50%, 4/15/2032 (a)	5,050,000	5,010,155
6.88%, 4/15/2028 (a)	5,105,000	5,160,696
MEG Energy Corp. 5.88%, 2/1/2029 (a)	3,391,000	3,333,896
Moss Creek Resources Holdings, Inc. 8.25%, 9/1/2031 (a)	6,450,000	6,287,524
Murphy Oil Corp.:
5.88%, 12/1/2027	700	701
5.88%, 12/1/2042 (b)	4,408,000	3,776,201
6.00%, 10/1/2032 (b)	5,430,000	5,218,393
Nabors Industries Ltd. 7.50%, 1/15/2028 (a) (b)	538,000	494,831
Nabors Industries, Inc.:
7.38%, 5/15/2027 (a)	7,636,000	7,533,830
8.88%, 8/15/2031 (a) (b)	3,551,000	3,087,310
9.13%, 1/31/2030 (a) (b)	4,854,427	4,856,903
Noble Finance II LLC 8.00%, 4/15/2030 (a)	10,059,418	10,051,572
Northern Oil & Gas, Inc.:
8.13%, 3/1/2028 (a)	5,092,000	5,106,359
8.75%, 6/15/2031 (a)	3,182,000	3,254,454
Odfjell Rig III Ltd. 9.25%, 5/31/2028	169,231	177,777
Parkland Corp.:
4.50%, 10/1/2029 (a)	5,618,000	5,296,201
4.63%, 5/1/2030 (a)	3,898,000	3,652,699
5.88%, 7/15/2027 (a)	2,351,000	2,341,455
6.63%, 8/15/2032 (a) (b)	5,151,000	5,133,538
PBF Holding Co. LLC/PBF Finance Corp.:
6.00%, 2/15/2028 (b)	4,934,000	4,589,705
7.88%, 9/15/2030 (a) (b)	4,632,000	4,053,371
9.88%, 3/15/2030 (a) (b)	1,175,000	1,110,304
Permian Resources Operating LLC:
5.88%, 7/1/2029 (a)	6,374,000	6,295,791
6.25%, 2/1/2033 (a)	5,544,000	5,526,204
7.00%, 1/15/2032 (a)	4,727,000	4,840,637
8.00%, 4/15/2027 (a)	6,802,000	6,927,973
9.88%, 7/15/2031 (a)	1,652,627	1,810,833
Petrofac Ltd. 9.75%, 11/15/2026 (a)	14,000	2,477

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Precision Drilling Corp.:
6.88%, 1/15/2029 (a)	$4,327,100	$4,215,158
7.13%, 1/15/2026 (a)	500,000	499,665
Range Resources Corp.:
4.75%, 2/15/2030 (a) (b)	1,136,175	1,082,207
8.25%, 1/15/2029	2,085,000	2,146,924
Saturn Oil & Gas, Inc. 9.63%, 6/15/2029 (a)	132,000	127,673
Seadrill Finance Ltd. 8.38%, 8/1/2030 (a)	5,282,000	5,277,774
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 7.88%, 11/1/2028 (a)	2,889,604	2,975,310
SM Energy Co.:
6.50%, 7/15/2028 (b)	4,899,000	4,865,197
6.63%, 1/15/2027	245,000	244,554
6.75%, 9/15/2026	1,306,000	1,305,778
6.75%, 8/1/2029 (a)	6,942,000	6,845,576
7.00%, 8/1/2032 (a)	7,053,000	6,941,633
Strathcona Resources Ltd. 6.88%, 8/1/2026 (a)	3,337,000	3,329,458
Sunoco LP:
6.25%, 7/1/2033 (a) (b)	1,569,000	1,568,969
7.00%, 5/1/2029 (a)	5,545,000	5,676,583
7.25%, 5/1/2032 (a)	5,098,000	5,266,285
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/2029	3,240,000	3,068,442
4.50%, 4/30/2030	1,881,000	1,759,450
5.88%, 3/15/2028	1,701,000	1,695,965
6.00%, 4/15/2027	482,000	480,756
7.00%, 9/15/2028 (a)	5,757,000	5,889,238
Talos Production, Inc.:
9.00%, 2/1/2029 (a)	5,429,000	5,583,021
9.38%, 2/1/2031 (a)	4,696,772	4,784,649
Teine Energy Ltd. 6.88%, 4/15/2029 (a)	2,927,000	2,864,684
TGNR Intermediate Holdings LLC 5.50%, 10/15/2029 (a)	5,987,000	5,631,791
Transocean Aquila Ltd. 8.00%, 9/30/2028 (a)	3,044,646	3,102,768
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	1,263,150	1,256,177
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	3,048,214	3,115,122
Transocean, Inc.:
6.80%, 3/15/2038	2,575,000	1,975,257
7.50%, 4/15/2031 (b)	2,385,000	2,100,851
8.00%, 2/1/2027 (a) (b)	4,588,000	4,569,648
8.25%, 5/15/2029 (a)	6,259,000	6,112,039
8.50%, 5/15/2031 (a) (b)	3,505,000	3,408,472
8.75%, 2/15/2030 (a)	6,268,000	6,508,252
Security Description	Principal Amount	Value
Valaris Ltd. 8.38%, 4/30/2030 (a)	$8,189,000	$8,196,206
Vermilion Energy, Inc.:
6.88%, 5/1/2030 (a) (b)	4,017,000	3,929,068
7.25%, 2/15/2033 (a)	3,205,000	3,054,653
Viper Energy, Inc.:
5.38%, 11/1/2027 (a)	2,858,000	2,833,764
7.38%, 11/1/2031 (a)	502,000	524,801
Vital Energy, Inc.:
7.75%, 7/31/2029 (a) (b)	2,666,000	2,591,299
7.88%, 4/15/2032 (a) (b)	5,380,000	5,005,875
9.75%, 10/15/2030	4,417,000	4,488,246
W&T Offshore, Inc. 10.75%, 2/1/2029 (a) (b)	2,780,000	2,688,677
Wildfire Intermediate Holdings LLC 7.50%, 10/15/2029 (a)	2,930,000	2,856,926
		496,552,731
OIL & GAS SERVICES — 0.9%
Archrock Partners LP/Archrock Partners Finance Corp.:
6.25%, 4/1/2028 (a)	5,199,000	5,200,716
6.63%, 9/1/2032 (a)	4,667,000	4,685,995
6.88%, 4/1/2027 (a)	893,000	893,125
Aris Water Holdings LLC:
7.25%, 4/1/2030 (a) (b)	3,650,000	3,690,880
7.63%, 4/1/2026 (a)	1,949,600	1,949,600
Bristow Group, Inc. 6.88%, 3/1/2028 (a)	3,715,000	3,683,980
Enerflex Ltd. 9.00%, 10/15/2027 (a)	4,118,000	4,227,909
Helix Energy Solutions Group, Inc. 9.75%, 3/1/2029 (a)	5,908,118	6,303,785
Kodiak Gas Services LLC 7.25%, 2/15/2029 (a)	6,517,000	6,650,012
Nine Energy Service, Inc. 13.00%, 2/1/2028	3,287,000	2,131,357
Oceaneering International, Inc. 6.00%, 2/1/2028	2,484,000	2,467,134
Star Holding LLC 8.75%, 8/1/2031 (a)	4,061,000	3,896,570
TGS ASA 8.50%, 1/15/2030 (a)	6,309,000	6,524,389
USA Compression Partners LP/USA Compression Finance Corp.:
6.88%, 9/1/2027	4,533,000	4,536,762
7.13%, 3/15/2029 (a)	6,744,000	6,859,929
Viridien:
8.75%, 4/1/2027 (a) (b)	2,091,000	2,136,751
10.00%, 10/15/2030 (a)	1,550,000	1,587,525
Weatherford International Ltd. 8.63%, 4/30/2030 (a)	12,774,000	12,969,059

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Welltec International ApS 8.25%, 10/15/2026 (a)	$1,138,357	$1,149,376
		81,544,854
PACKAGING & CONTAINERS — 2.2%
ARD Finance SA 6.50%, 6/30/2027 (a)	3,358,303	211,607
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/2028 (a) (b)	4,285,000	3,840,431
4.00%, 9/1/2029 (a) (b)	6,074,000	5,175,838
6.00%, 6/15/2027 (a)	4,140,000	4,084,193
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	6,962,200	6,406,129
5.25%, 8/15/2027 (a)	7,820,000	3,583,501
Ball Corp.:
2.88%, 8/15/2030	8,304,000	7,238,929
3.13%, 9/15/2031	3,925,000	3,399,756
4.88%, 3/15/2026	1,442,000	1,435,237
6.00%, 6/15/2029	5,390,975	5,462,944
6.88%, 3/15/2028	2,712,465	2,770,213
Berry Global, Inc. 5.63%, 7/15/2027 (a)	318,000	317,510
Canpack SA/Canpack U.S. LLC 3.13%, 11/1/2025 (a)	624,000	611,820
Cascades, Inc./Cascades USA, Inc. 5.38%, 1/15/2028 (a)	4,318,000	4,179,781
Clearwater Paper Corp. 4.75%, 8/15/2028 (a)	3,925,000	3,664,615
Clydesdale Acquisition Holdings, Inc.:
6.63%, 4/15/2029 (a)	2,895,000	2,911,096
6.75%, 4/15/2032 (a) (d)	4,804,000	4,835,466
6.88%, 1/15/2030 (a)	3,343,000	3,387,997
8.75%, 4/15/2030 (a) (b)	8,157,000	8,275,929
Crown Americas LLC 5.25%, 4/1/2030	2,760,000	2,689,040
Crown Americas LLC/Crown Americas Capital Corp. V 4.25%, 9/30/2026	3,375,188	3,309,203
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	2,309,900	2,256,495
Graphic Packaging International LLC:
3.50%, 3/15/2028 (a)	2,370,000	2,231,355
3.75%, 2/1/2030 (a)	1,601,100	1,464,398
4.75%, 7/15/2027 (a)	3,748,000	3,675,364
6.38%, 7/15/2032 (a)	2,094,339	2,097,355
Security Description	Principal Amount	Value
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 9/15/2028 (a)	$5,029,000	$4,899,554
LABL, Inc.:
5.88%, 11/1/2028 (a)	4,315,000	3,396,164
8.25%, 11/1/2029 (a) (b)	2,924,000	1,866,009
8.63%, 10/1/2031 (a) (b)	5,186,000	3,857,036
9.50%, 11/1/2028 (a)	2,825,000	2,393,679
10.50%, 7/15/2027 (a) (b)	4,459,000	3,975,912
Mauser Packaging Solutions Holding Co.:
7.88%, 4/15/2027 (a)	17,642,205	17,295,536
9.25%, 4/15/2027 (a)	10,049,879	9,472,614
OI European Group BV 4.75%, 2/15/2030 (a)	4,366,000	3,995,763
Owens-Brockway Glass Container, Inc.:
6.63%, 5/13/2027 (a)	3,228,000	3,215,088
7.25%, 5/15/2031 (a) (b)	4,071,900	3,975,355
7.38%, 6/1/2032 (a) (b)	1,741,000	1,664,135
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.38%, 10/15/2028 (a) (b)	1,420,000	1,451,070
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027 (a) (b)	955,000	964,550
Sealed Air Corp.:
4.00%, 12/1/2027 (a)	2,863,000	2,755,695
5.00%, 4/15/2029 (a)	4,810,000	4,670,847
6.50%, 7/15/2032 (a) (b)	346,000	350,308
6.88%, 7/15/2033 (a)	1,495,000	1,564,562
Sealed Air Corp./Sealed Air Corp. U.S.:
6.13%, 2/1/2028 (a)	6,784,080	6,785,980
7.25%, 2/15/2031 (a)	4,240,000	4,387,806
Silgan Holdings, Inc. 4.13%, 2/1/2028	2,902,200	2,780,337
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	3,296,000	3,541,321
TriMas Corp. 4.13%, 4/15/2029 (a)	3,891,000	3,614,116
Trivium Packaging Finance BV:
5.50%, 8/15/2026 (a)	8,265,300	8,141,320
8.50%, 8/15/2027 (a) (b)	2,665,700	2,654,717
		193,185,676
PHARMACEUTICALS — 2.0%
180 Medical, Inc. 3.88%, 10/15/2029 (a)	858,000	801,046
AdaptHealth LLC:
4.63%, 8/1/2029 (a) (b)	5,197,000	4,729,842
5.13%, 3/1/2030 (a) (b)	4,369,000	3,988,722
6.13%, 8/1/2028 (a) (b)	1,309,100	1,283,455

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Bausch Health Americas, Inc.:
8.50%, 1/31/2027 (a)	$5,512,000	$5,235,243
9.25%, 4/1/2026 (a)	4,492,000	4,396,815
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	12,253,000	9,846,633
5.00%, 1/30/2028 (a) (b)	2,539,000	1,856,542
5.00%, 2/15/2029 (a) (b)	2,700,000	1,732,455
5.25%, 1/30/2030 (a) (b)	4,129,000	2,445,648
5.25%, 2/15/2031 (a)	3,030,000	1,757,430
5.75%, 8/15/2027 (a) (b)	2,925,000	2,919,881
6.13%, 2/1/2027 (a) (b)	5,483,000	5,558,501
6.25%, 2/15/2029 (a) (b)	3,890,000	2,602,021
7.25%, 5/30/2029 (a)	997,000	678,887
11.00%, 9/30/2028 (a)	8,832,000	8,440,654
14.00%, 10/15/2030 (a)	3,213,000	3,054,438
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	2,721,000	2,810,276
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (a)	5,876,000	5,262,311
CVS Health Corp.:
5 yr. CMT + 2.52%, 6.75%, 12/10/2054 (c)	6,027,000	6,025,493
5 yr. CMT + 2.89%, 7.00%, 3/10/2055 (c)	13,925,000	14,028,463
Elanco Animal Health, Inc. 6.65%, 8/28/2028	4,247,000	4,297,922
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (a) (b)	5,565,507	5,799,759
Grifols SA 4.75%, 10/15/2028 (a)	4,932,100	4,557,507
HLF Financing SARL LLC/Herbalife International, Inc.:
4.88%, 6/1/2029 (a)	3,653,500	2,817,762
12.25%, 4/15/2029 (a)	6,271,000	6,773,370
Jazz Securities DAC 4.38%, 1/15/2029 (a)	10,429,000	9,911,930
Mallinckrodt CB LLC Zero Coupon, 4/15/2025 (a) (h)	500,000	392,500
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 14.75%, 11/14/2028 (a)	4,500,266	4,716,009
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	1,192,000	1,112,959
Organon & Co./Organon Foreign Debt Co-Issuer BV:
4.13%, 4/30/2028 (a)	15,688,600	14,663,036
5.13%, 4/30/2031 (a) (b)	10,143,000	8,851,999
6.75%, 5/15/2034 (a) (b)	3,715,000	3,644,489
7.88%, 5/15/2034 (a) (b)	4,867,000	4,733,060
Owens & Minor, Inc.:
4.50%, 3/31/2029 (a) (b)	3,372,000	2,825,028
6.63%, 4/1/2030 (a) (b)	5,168,000	4,524,067
Security Description	Principal Amount	Value
P&L Development LLC/PLD Finance Corp. 12.00%, 5/15/2029 (a)	$3,303,489	$3,368,072
Perrigo Finance Unlimited Co. 4.90%, 12/15/2044	101,000	79,317
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	1,587,000	1,558,672
		174,082,214
PIPELINES — 4.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (a)	4,934,000	4,827,031
5.75%, 3/1/2027 (a)	1,315,000	1,309,595
5.75%, 1/15/2028 (a)	4,162,000	4,141,024
6.63%, 2/1/2032 (a)	2,301,000	2,340,232
Blue Racer Midstream LLC/Blue Racer Finance Corp.:
6.63%, 7/15/2026 (a) (b)	3,759,000	3,755,993
7.00%, 7/15/2029 (a)	2,011,000	2,054,096
7.25%, 7/15/2032 (a)	1,049,000	1,086,575
Buckeye Partners LP:
3.95%, 12/1/2026 (b)	3,548,000	3,454,510
4.13%, 12/1/2027	3,873,000	3,726,833
4.50%, 3/1/2028 (a)	4,644,000	4,459,355
5.60%, 10/15/2044	1,592,700	1,363,797
5.85%, 11/15/2043	1,408,500	1,245,353
6.75%, 2/1/2030 (a)	2,559,000	2,593,547
6.88%, 7/1/2029 (a)	5,979,000	6,076,697
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	632,000	589,713
CQP Holdco LP/BIP-V Chinook Holdco LLC:
5.50%, 6/15/2031 (a)	7,612,417	7,299,090
7.50%, 12/15/2033 (a)	2,944,900	3,101,569
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.13%, 6/1/2028 (a)	4,698,000	4,707,396
8.63%, 3/15/2029 (a)	7,754,000	8,029,732
DT Midstream, Inc.:
4.13%, 6/15/2029 (a)	4,956,000	4,666,669
4.38%, 6/15/2031 (a)	5,884,000	5,420,517
Energy Transfer LP:
5 yr. CMT + 2.83%, 7.13%, 10/1/2054 (b) (c)	4,707,000	4,780,994
Series G, 5 yr. CMT + 5.31%, 7.13%, 5/15/2030 (c)	271,000	274,089
5 yr. CMT + 4.02%, 8.00%, 5/15/2054 (b) (c)	6,156,000	6,489,901
EQM Midstream Partners LP:
4.50%, 1/15/2029 (a)	1,971,000	1,911,121
4.75%, 1/15/2031 (a)	4,185,000	4,019,148
5.50%, 7/15/2028	208	207

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
6.38%, 4/1/2029 (a)	$5,960,000	$6,081,465
6.50%, 7/15/2048	3,324,400	3,260,372
7.50%, 6/1/2027 (a)	2,811,000	2,874,107
7.50%, 6/1/2030 (a)	2,104,000	2,267,081
FTAI Infra Escrow Holdings LLC 10.50%, 6/1/2027 (a)	2,599,000	2,716,579
Genesis Energy LP/Genesis Energy Finance Corp.:
7.75%, 2/1/2028	5,458,600	5,513,568
7.88%, 5/15/2032	2,818,000	2,837,980
8.00%, 5/15/2033	2,405,000	2,427,607
8.25%, 1/15/2029	5,305,000	5,473,593
8.88%, 4/15/2030	4,563,000	4,739,086
Global Partners LP/GLP Finance Corp.:
6.88%, 1/15/2029	4,778,000	4,765,243
7.00%, 8/1/2027	4,180,898	4,171,616
8.25%, 1/15/2032 (a)	1,054,000	1,084,039
Harvest Midstream I LP:
7.50%, 9/1/2028 (a)	3,492,000	3,529,749
7.50%, 5/15/2032 (a)	2,374,000	2,436,389
Hess Midstream Operations LP:
4.25%, 2/15/2030 (a)	2,193,000	2,065,674
5.13%, 6/15/2028 (a)	4,377,000	4,310,470
5.50%, 10/15/2030 (a)	2,641,000	2,592,221
5.88%, 3/1/2028 (a)	4,314,000	4,337,727
6.50%, 6/1/2029 (a)	4,632,000	4,722,278
Howard Midstream Energy Partners LLC:
7.38%, 7/15/2032 (a)	1,756,000	1,798,776
8.88%, 7/15/2028 (a)	2,669,000	2,782,940
ITT Holdings LLC 6.50%, 8/1/2029 (a)	9,932,000	9,161,575
Kinetik Holdings LP:
5.88%, 6/15/2030 (a)	4,358,000	4,314,551
6.63%, 12/15/2028 (a)	7,425,000	7,540,236
Martin Midstream Partners LP/Martin Midstream Finance Corp. 11.50%, 2/15/2028 (a)	4,673,000	4,979,596
New Fortress Energy, Inc. 6.50%, 9/30/2026 (a) (b)	5,079,000	4,292,618
NFE Financing LLC 12.00%, 11/15/2029 (a)	16,249,683	13,690,520
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.13%, 2/15/2029 (a)	7,483,000	7,537,177
8.38%, 2/15/2032 (a)	8,044,000	8,068,776
Northriver Midstream Finance LP:
5.63%, 2/15/2026 (a)	3,264,000	3,248,888
6.75%, 7/15/2032 (a)	2,300,000	2,320,240
Security Description	Principal Amount	Value
NuStar Logistics LP:
5.63%, 4/28/2027	$1,518,000	$1,509,666
6.00%, 6/1/2026	2,833,500	2,840,555
6.38%, 10/1/2030 (b)	4,293,000	4,333,826
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	5,243,500	5,339,246
Rockies Express Pipeline LLC:
4.80%, 5/15/2030 (a)	500,000	469,370
4.95%, 7/15/2029 (a)	4,877,000	4,667,826
6.75%, 3/15/2033 (a) (b)	556,000	566,642
6.88%, 4/15/2040 (a)	2,953,000	2,887,562
7.50%, 7/15/2038 (a)	3,454,000	3,482,150
South Bow Canadian Infrastructure Holdings Ltd.:
5 yr. CMT + 3.67%, 7.50%, 3/1/2055 (a) (c)	4,375,000	4,433,669
5 yr. CMT + 3.95%, 7.63%, 3/1/2055 (a) (c)	4,512,000	4,570,295
Summit Midstream Holdings LLC 8.63%, 10/31/2029 (a)	6,513,000	6,655,504
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
5.50%, 1/15/2028 (a)	5,048,000	4,922,961
6.00%, 3/1/2027 (a)	1,270,000	1,262,532
6.00%, 12/31/2030 (a)	6,126,000	5,827,786
6.00%, 9/1/2031 (a)	157,000	148,385
7.38%, 2/15/2029 (a)	5,271,000	5,292,189
TransMontaigne Partners LLC 8.50%, 6/15/2030 (a)	2,840,000	2,862,947
Venture Global Calcasieu Pass LLC:
3.88%, 8/15/2029 (a)	7,730,000	7,161,536
3.88%, 11/1/2033 (a)	3,593,000	3,092,315
4.13%, 8/15/2031 (a)	9,220,100	8,376,737
6.25%, 1/15/2030 (a)	6,177,000	6,258,413
Venture Global LNG, Inc.:
7.00%, 1/15/2030 (a) (b)	13,301,000	13,106,805
8.13%, 6/1/2028 (a)	13,618,000	13,909,289
8.38%, 6/1/2031 (a)	15,456,898	15,665,566
9.50%, 2/1/2029 (a)	18,200,000	19,514,768
9.88%, 2/1/2032 (a) (b)	12,249,000	13,013,583
		397,839,644
REAL ESTATE — 0.7%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00%, 4/15/2030 (a) (b)	5,370,188	4,773,453
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.:
5.25%, 4/15/2030 (a) (b)	533,000	398,012
5.75%, 1/15/2029 (a) (b)	4,258,000	3,477,083

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/2028 (a)	$3,009,300	$3,017,365
8.88%, 9/1/2031 (a)	4,651,000	4,933,967
Five Point Operating Co. LP/Five Point Capital Corp. 10.50%, 1/15/2028 (a) (f)	3,061,170	3,118,904
Greystar Real Estate Partners LLC 7.75%, 9/1/2030 (a)	531,000	555,580
Howard Hughes Corp.:
4.13%, 2/1/2029 (a)	2,486,000	2,273,074
4.38%, 2/1/2031 (a)	1,490,000	1,327,858
5.38%, 8/1/2028 (a)	10,581,194	10,239,633
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	5,995,000	5,734,397
Kennedy-Wilson, Inc.:
4.75%, 3/1/2029 (b)	4,941,000	4,520,472
4.75%, 2/1/2030 (b)	2,614,000	2,340,889
5.00%, 3/1/2031 (b)	5,721,000	5,051,700
Newmark Group, Inc. 7.50%, 1/12/2029	6,070,000	6,364,577
		58,126,964
REAL ESTATE INVESTMENT TRUSTS — 3.7%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a) (b)	4,208,660	3,826,514
Blackstone Mortgage Trust, Inc.:
3.75%, 1/15/2027 (a)	5,456,000	5,191,493
7.75%, 12/1/2029 (a)	1,742,000	1,795,026
Brandywine Operating Partnership LP:
3.95%, 11/15/2027 (b)	2,923,000	2,770,127
4.55%, 10/1/2029 (b)	2,071,000	1,884,072
8.30%, 3/15/2028 (b)	2,719,000	2,822,839
8.88%, 4/12/2029	5,466,000	5,726,837
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC:
4.50%, 4/1/2027 (a)	7,425,000	7,115,823
5.75%, 5/15/2026 (a)	4,434,000	4,405,489
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	5,217,000	4,858,644
CTR Partnership LP/CareTrust Capital Corp. 3.88%, 6/30/2028 (a)	1,642,000	1,538,882
Diversified Healthcare Trust:
4.38%, 3/1/2031	1,464,000	1,122,712
4.75%, 2/15/2028	2,161,200	1,857,314
9.75%, 6/15/2025	319,000	318,308
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.75%, 12/15/2027 (a)	5,625,000	5,283,619
Security Description	Principal Amount	Value
Hudson Pacific Properties LP:
3.25%, 1/15/2030 (b)	$2,603,000	$1,797,944
3.95%, 11/1/2027	3,669,000	3,230,408
4.65%, 4/1/2029 (b)	4,144,000	3,139,411
5.95%, 2/15/2028	2,478,000	2,147,534
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	6,414,000	5,919,096
Iron Mountain, Inc.:
REIT, 4.50%, 2/15/2031 (a)	8,456,000	7,752,123
4.88%, 9/15/2027 (a)	8,812,672	8,635,802
4.88%, 9/15/2029 (a) (b)	4,161,000	3,972,049
5.00%, 7/15/2028 (a)	3,643,500	3,534,086
5.25%, 3/15/2028 (a)	5,489,500	5,368,402
5.25%, 7/15/2030 (a)	8,316,000	7,973,547
5.63%, 7/15/2032 (a) (b)	3,571,000	3,420,232
6.25%, 1/15/2033 (a)	6,521,000	6,465,767
7.00%, 2/15/2029 (a)	5,003,000	5,117,819
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25%, 2/1/2027 (a)	7,708,000	7,504,046
4.75%, 6/15/2029 (a)	3,585,000	3,416,505
7.00%, 7/15/2031 (a)	1,651,000	1,695,874
MPT Operating Partnership LP/MPT Finance Corp.:
3.50%, 3/15/2031 (b)	6,485,100	4,325,237
4.63%, 8/1/2029	5,830,000	4,462,224
5.00%, 10/15/2027	9,592,000	8,655,149
8.50%, 2/15/2032 (a)	9,997,000	10,187,543
Necessity Retail REIT, Inc./American Finance Operating Partner LP 4.50%, 9/30/2028 (a)	5,296,000	4,988,726
Office Properties Income Trust:
3.25%, 3/15/2027 (a)	2,766,803	2,287,288
9.00%, 3/31/2029 (a)	1,355,000	1,295,394
9.00%, 9/30/2029 (a)	4,012,000	3,287,593
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer:
4.88%, 5/15/2029 (a)	3,345,000	3,130,385
5.88%, 10/1/2028 (a)	4,088,000	3,991,891
7.00%, 2/1/2030 (a)	5,720,000	5,764,387
Pebblebrook Hotel LP/PEB Finance Corp. 6.38%, 10/15/2029 (a)	1,316,000	1,300,208
RHP Hotel Properties LP/RHP Finance Corp.:
4.50%, 2/15/2029 (a)	3,807,000	3,601,003
4.75%, 10/15/2027	3,628,000	3,542,524
6.50%, 4/1/2032 (a)	8,290,000	8,277,897
7.25%, 7/15/2028 (a)	3,013,000	3,088,174

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Rithm Capital Corp. 8.00%, 4/1/2029 (a)	$7,186,600	$7,153,542
RLJ Lodging Trust LP:
3.75%, 7/1/2026 (a)	6,014,500	5,885,970
4.00%, 9/15/2029 (a)	2,772,900	2,491,340
SBA Communications Corp.:
3.13%, 2/1/2029	5,699,000	5,197,944
3.88%, 2/15/2027	8,993,000	8,749,020
Service Properties Trust:
3.95%, 1/15/2028 (b)	1,785,000	1,616,728
4.38%, 2/15/2030 (b)	3,252,000	2,511,227
4.75%, 10/1/2026	2,160,000	2,115,266
4.95%, 2/15/2027	982,000	955,840
4.95%, 10/1/2029 (b)	2,665,000	2,200,037
5.25%, 2/15/2026	1,966,000	1,945,200
5.50%, 12/15/2027	3,392,000	3,274,433
8.38%, 6/15/2029	6,843,000	6,836,568
8.63%, 11/15/2031 (a) (b)	3,356,000	3,539,976
8.88%, 6/15/2032 (b)	4,018,000	3,979,668
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (a)	4,454,000	4,316,861
4.38%, 1/15/2027 (a) (b)	3,543,000	3,443,513
6.00%, 4/15/2030 (a)	3,555,000	3,483,402
6.50%, 7/1/2030 (a)	1,373,000	1,373,920
6.50%, 10/15/2030 (a) (d)	3,016,000	2,993,350
7.25%, 4/1/2029 (a)	3,979,000	4,086,513
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00%, 1/15/2030 (a)	3,955,000	3,422,973
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC:
4.75%, 4/15/2028 (a)	3,533,500	3,377,779
6.50%, 2/15/2029 (a)	5,027,000	4,522,641
10.50%, 2/15/2028 (a)	18,713,000	19,889,861
Vornado Realty LP:
2.15%, 6/1/2026	3,609,000	3,480,989
3.40%, 6/1/2031	2,049,000	1,740,953
XHR LP 4.88%, 6/1/2029 (a) (b)	3,196,400	2,993,365
		321,372,846
RETAIL — 5.2%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (a)	1,366,000	1,262,662
3.88%, 1/15/2028 (a)	13,042,000	12,476,368
4.00%, 10/15/2030 (a)	15,935,000	14,425,637
4.38%, 1/15/2028 (a)	7,251,000	6,954,724
5.63%, 9/15/2029 (a)	4,127,000	4,091,590
6.13%, 6/15/2029 (a)	6,612,000	6,665,491
99 Cents Only Stores LLC 7.50%, 1/15/2026 (a) (g)	1,177,273	141,579
Academy Ltd. 6.00%, 11/15/2027 (a)	3,354,000	3,345,883
Security Description	Principal Amount	Value
Advance Auto Parts, Inc.:
1.75%, 10/1/2027	$4,759,000	$4,288,478
3.50%, 3/15/2032 (b)	674,000	565,479
3.90%, 4/15/2030 (b)	4,807,000	4,287,892
5.90%, 3/9/2026 (b)	1,430,000	1,427,912
5.95%, 3/9/2028	2,529,000	2,559,095
Arko Corp. 5.13%, 11/15/2029 (a) (b)	5,412,000	4,384,424
Asbury Automotive Group, Inc.:
4.50%, 3/1/2028	2,560,000	2,463,846
4.63%, 11/15/2029 (a) (b)	5,642,000	5,285,200
4.75%, 3/1/2030	2,762,000	2,577,084
5.00%, 2/15/2032 (a)	5,863,000	5,310,530
At Home Group, Inc. 4.88%, 7/15/2028 (a)	360,000	94,295
Bath & Body Works, Inc.:
5.25%, 2/1/2028	3,019,000	2,981,081
6.63%, 10/1/2030 (a) (b)	4,742,000	4,812,514
6.69%, 1/15/2027 (b)	2,453,000	2,508,830
6.75%, 7/1/2036	3,774,000	3,765,546
6.88%, 11/1/2035	4,767,258	4,825,514
7.50%, 6/15/2029	500,000	512,655
BCPE Ulysses Intermediate, Inc. 7.75%, 4/1/2027 (a)	3,695,000	3,480,247
Beacon Roofing Supply, Inc.:
4.13%, 5/15/2029 (a)	561,000	564,933
4.50%, 11/15/2026 (a)	933,000	932,142
6.50%, 8/1/2030 (a)	4,060,500	4,273,757
Bloomin' Brands, Inc./OSI Restaurant Partners LLC 5.13%, 4/15/2029 (a) (b)	3,822,000	3,286,652
BlueLinx Holdings, Inc. 6.00%, 11/15/2029 (a)	3,429,000	3,224,906
Brinker International, Inc. 8.25%, 7/15/2030 (a)	549,000	576,510
Carvana Co.:
9.00%, 12/1/2028 (a)	4,083,990	4,211,696
9.00%, 6/1/2030 (a)	9,266,778	9,807,309
9.00%, 6/1/2031 (a)	10,995,617	12,202,716
CEC Entertainment LLC 6.75%, 5/1/2026 (a)	6,782,000	6,678,235
Cougar JV Subsidiary LLC 8.00%, 5/15/2032 (a) (b)	3,720,000	3,841,235
eG Global Finance PLC 12.00%, 11/30/2028 (a)	8,878,000	9,835,226
Evergreen Acqco 1 LP/TVI, Inc. 9.75%, 4/26/2028 (a)	3,015,000	3,140,092
Ferrellgas LP/Ferrellgas Finance Corp.:
5.38%, 4/1/2026 (a)	1,919,000	1,900,846
5.88%, 4/1/2029 (a)	7,589,000	6,871,081

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
4.63%, 1/15/2029 (a)	$6,007,200	$5,536,656
6.75%, 1/15/2030 (a) (b)	6,998,000	6,059,218
FirstCash, Inc.:
4.63%, 9/1/2028 (a)	5,265,000	5,023,284
5.63%, 1/1/2030 (a)	2,974,000	2,884,721
6.88%, 3/1/2032 (a)	2,881,100	2,915,212
Foot Locker, Inc. 4.00%, 10/1/2029 (a) (b)	5,024,000	4,169,016
Foundation Building Materials, Inc. 6.00%, 3/1/2029 (a) (b)	3,981,500	3,251,970
Gap, Inc.:
3.63%, 10/1/2029 (a)	4,061,000	3,666,677
3.88%, 10/1/2031 (a)	4,905,000	4,235,713
Global Auto Holdings Ltd./AAG FH U.K. Ltd.:
8.38%, 1/15/2029 (a)	4,599,000	4,152,621
8.75%, 1/15/2032 (a)	4,315,000	3,642,896
11.50%, 8/15/2029 (a)	3,636,000	3,569,534
GPS Hospitality Holding Co. LLC/GPS Finco, Inc. 7.00%, 8/15/2028 (a)	3,068,000	1,732,530
Group 1 Automotive, Inc.:
4.00%, 8/15/2028 (a)	4,694,000	4,415,693
6.38%, 1/15/2030 (a)	2,990,000	2,999,897
GYP Holdings III Corp. 4.63%, 5/1/2029 (a)	1,176,000	1,100,242
Ken Garff Automotive LLC 4.88%, 9/15/2028 (a)	3,172,000	3,023,233
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 6/1/2027 (a)	2,583,800	2,550,107
Kohl's Corp.:
4.63%, 5/1/2031 (f)	5,184,400	3,618,452
5.55%, 7/17/2045	3,530,000	1,955,549
LBM Acquisition LLC 6.25%, 1/15/2029 (a) (b)	4,597,000	3,915,173
LCM Investments Holdings II LLC:
4.88%, 5/1/2029 (a)	6,657,000	6,243,334
8.25%, 8/1/2031 (a)	4,622,000	4,799,808
Lithia Motors, Inc.:
3.88%, 6/1/2029 (a)	3,757,000	3,446,972
4.38%, 1/15/2031 (a)	3,190,000	2,890,619
4.63%, 12/15/2027 (a)	6,432,000	6,235,117
Macy's Retail Holdings LLC:
4.30%, 2/15/2043	1,350,000	867,794
4.50%, 12/15/2034	1,191,000	953,014
5.13%, 1/15/2042	2,761,000	1,884,852
5.88%, 4/1/2029 (a) (b)	2,030,000	1,975,474
5.88%, 3/15/2030 (a) (b)	1,177,000	1,115,502
Security Description	Principal Amount	Value
6.13%, 3/15/2032 (a) (b)	$4,311,000	$3,947,281
Michaels Cos., Inc.:
5.25%, 5/1/2028 (a)	5,460,000	3,759,538
7.88%, 5/1/2029 (a)	6,658,000	3,608,436
Murphy Oil USA, Inc.:
3.75%, 2/15/2031 (a)	2,683,000	2,385,321
4.75%, 9/15/2029	2,517,000	2,408,140
5.63%, 5/1/2027	488,000	485,555
Nordstrom, Inc.:
4.00%, 3/15/2027	2,978,000	2,868,737
4.25%, 8/1/2031	2,747,000	2,366,293
4.38%, 4/1/2030	3,478,100	3,114,604
5.00%, 1/15/2044	5,294,000	3,907,660
6.95%, 3/15/2028	3,550,000	3,605,025
Papa John's International, Inc. 3.88%, 9/15/2029 (a) (b)	1,028,000	963,215
Park River Holdings, Inc.:
5.63%, 2/1/2029 (a) (b)	2,901,552	2,243,770
6.75%, 8/1/2029 (a) (b)	2,751,000	2,165,670
Patrick Industries, Inc.:
4.75%, 5/1/2029 (a)	3,891,000	3,652,598
6.38%, 11/1/2032 (a)	2,585,000	2,507,683
Penske Automotive Group, Inc. 3.75%, 6/15/2029 (b)	1,856,473	1,700,084
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/2028 (a)	6,935,700	6,488,833
7.75%, 2/15/2029 (a)	9,781,000	8,988,250
QVC, Inc.:
5.45%, 8/15/2034	2,501,000	1,240,871
5.95%, 3/15/2043	2,081,500	1,006,218
6.88%, 4/15/2029 (a) (b)	4,906,000	3,355,998
Raising Cane's Restaurants LLC 9.38%, 5/1/2029 (a)	2,452,000	2,607,432
Sally Holdings LLC/Sally Capital, Inc. 6.75%, 3/1/2032 (b)	5,202,000	5,207,202
Sizzling Platter LLC/Sizzling Platter Finance Corp. 8.50%, 11/28/2025 (a)	75,000	75,032
Sonic Automotive, Inc.:
4.63%, 11/15/2029 (a) (b)	4,076,000	3,748,493
4.88%, 11/15/2031 (a) (b)	4,260,000	3,812,615
Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029 (a)	6,696,000	6,189,849
Staples, Inc.:
10.75%, 9/1/2029 (a)	15,620,971	14,133,698
12.75%, 1/15/2030 (a)	4,917,918	3,311,382
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
5.00%, 6/1/2031 (a)	337,000	304,220
5.88%, 3/1/2027	3,201,000	3,183,363

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	$5,108,000	$4,710,751
Victoria's Secret & Co. 4.63%, 7/15/2029 (a) (b)	1,906,000	1,671,829
Victra Holdings LLC/Victra Finance Corp. 8.75%, 9/15/2029 (a)	4,833,000	4,979,198
Vivo Energy Investments BV 5.13%, 9/24/2027 (a)	170,000	165,441
Walgreen Co. 4.40%, 9/15/2042	917,000	803,210
Walgreens Boots Alliance, Inc.:
3.20%, 4/15/2030	4,562,000	4,209,175
3.45%, 6/1/2026	473,000	464,339
4.10%, 4/15/2050 (b)	4,330,000	3,737,656
4.50%, 11/18/2034	2,100,000	1,936,683
4.65%, 6/1/2046	2,194,000	1,919,838
4.80%, 11/18/2044	4,733,000	4,284,690
8.13%, 8/15/2029 (b)	5,825,000	5,943,481
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	2,246,000	2,157,642
Yum! Brands, Inc.:
3.63%, 3/15/2031	3,523,000	3,158,229
4.63%, 1/31/2032	5,570,000	5,196,643
4.75%, 1/15/2030 (a)	4,963,000	4,793,762
5.35%, 11/1/2043	1,960,000	1,841,498
5.38%, 4/1/2032 (b)	4,727,000	4,608,352
6.88%, 11/15/2037	3,162,000	3,390,581
		450,988,836
SEMICONDUCTORS — 0.4%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a) (b)	948,000	951,726
ams-OSRAM AG 12.25%, 3/30/2029 (a) (b)	4,713,000	4,843,786
Entegris, Inc.:
3.63%, 5/1/2029 (a)	1,854,000	1,705,624
4.38%, 4/15/2028 (a)	3,690,000	3,538,968
4.75%, 4/15/2029 (a)	13,146,999	12,681,990
5.95%, 6/15/2030 (a)	2,632,000	2,619,103
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	4,749,000	4,441,835
Synaptics, Inc. 4.00%, 6/15/2029 (a) (b)	4,734,000	4,340,462
		35,123,494
SOFTWARE — 2.5%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	27,000	27,037
Alteryx, Inc. 8.75%, 3/15/2028 (a)	1,518,000	1,556,436
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a) (b)	12,372,000	11,625,226
Camelot Finance SA 4.50%, 11/1/2026 (a)	6,352,898	6,239,753
Security Description	Principal Amount	Value
Capstone Borrower, Inc. 8.00%, 6/15/2030 (a)	$5,240,000	$5,389,864
Castle U.S. Holding Corp. 9.50%, 2/15/2028 (a)	1,272,000	564,895
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00%, 6/15/2029 (a)	5,198,000	4,561,505
Central Parent, Inc./CDK Global, Inc. 7.25%, 6/15/2029 (a)	6,851,000	5,941,324
Clarivate Science Holdings Corp.:
3.88%, 7/1/2028 (a)	6,640,000	6,158,334
4.88%, 7/1/2029 (a)	6,683,000	5,963,308
Cloud Software Group, Inc.:
6.50%, 3/31/2029 (a)	26,983,500	26,233,629
8.25%, 6/30/2032 (a)	13,734,000	13,956,765
9.00%, 9/30/2029 (a)	20,920,920	20,861,086
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028 (a) (b)	3,584,000	3,513,574
Dun & Bradstreet Corp. 5.00%, 12/15/2029 (a)	746,000	747,156
Dye & Durham Ltd. 8.63%, 4/15/2029 (a)	5,716,000	5,892,682
Elastic NV 4.13%, 7/15/2029 (a)	5,306,000	4,953,522
Ellucian Holdings, Inc. 6.50%, 12/1/2029 (a)	2,578,000	2,542,578
Fair Isaac Corp.:
4.00%, 6/15/2028 (a)	5,622,000	5,351,076
5.25%, 5/15/2026 (a)	400,000	399,832
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL:
4.63%, 5/1/2028 (a) (b)	4,000,000	3,602,880
8.75%, 5/1/2029 (a)	5,576,000	5,548,678
Open Text Corp.:
3.88%, 2/15/2028 (a)	7,648,000	7,216,500
3.88%, 12/1/2029 (a)	5,429,000	4,945,493
Open Text Holdings, Inc.:
4.13%, 2/15/2030 (a)	7,133,700	6,519,346
4.13%, 12/1/2031 (a)	3,506,000	3,103,161
PTC, Inc. 4.00%, 2/15/2028 (a)	1,525,000	1,465,006
Rackspace Finance LLC 3.50%, 5/15/2028 (a)	1,123,800	523,073
RingCentral, Inc. 8.50%, 8/15/2030 (a)	5,354,000	5,628,125
ROBLOX Corp. 3.88%, 5/1/2030 (a)	4,263,000	3,881,803
Rocket Software, Inc. 6.50%, 2/15/2029 (a)	3,565,000	3,359,549
SS&C Technologies, Inc.:
5.50%, 9/30/2027 (a)	10,655,766	10,575,635
6.50%, 6/1/2032 (a)	3,600,000	3,641,256

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Twilio, Inc.:
3.63%, 3/15/2029	$962,000	$892,832
3.88%, 3/15/2031	2,270,200	2,044,519
UKG, Inc. 6.88%, 2/1/2031 (a)	13,918,000	14,123,708
West Technology Group LLC 8.50%, 4/10/2027 (a)	3,062,000	1,990,974
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/2029 (a)	3,410,000	3,129,323
		214,671,443
TELECOMMUNICATIONS — 5.4%
Africell Holding Ltd. 10.50%, 10/23/2029 (a) (b)	983,000	960,312
Altice Financing SA:
5.00%, 1/15/2028 (a)	7,603,000	5,697,916
5.75%, 8/15/2029 (a)	12,285,000	8,994,217
Altice France Holding SA:
6.00%, 2/15/2028 (a)	6,049,000	1,769,030
10.50%, 5/15/2027 (a)	9,156,000	2,680,419
Altice France SA:
5.13%, 1/15/2029 (a)	2,580,000	2,038,690
5.13%, 7/15/2029 (a)	15,012,000	11,797,330
5.50%, 1/15/2028 (a)	6,330,000	5,078,496
5.50%, 10/15/2029 (a)	10,046,000	7,931,518
8.13%, 2/1/2027 (a)	9,119,122	8,187,512
Bell Telephone Co. of Canada or Bell Canada:
5 yr. CMT + 2.39%, 6.88%, 9/15/2055 (c)	5,885,000	5,907,422
5 yr. CMT + 2.36%, 7.00%, 9/15/2055 (c)	6,857,000	6,872,154
British Telecommunications PLC:
5 yr. CMT + 2.99%, 4.25%, 11/23/2081 (a) (c)	3,748,000	3,644,143
5 yr. CMT + 3.49%, 4.88%, 11/23/2081 (a) (b) (c)	2,450,100	2,238,289
Ciena Corp. 4.00%, 1/31/2030 (a)	1,614,000	1,474,437
CommScope LLC:
4.75%, 9/1/2029 (a) (b)	3,901,000	3,467,755
7.13%, 7/1/2028 (a) (b)	2,885,000	2,552,302
8.25%, 3/1/2027 (a) (b)	6,224,970	5,885,460
9.50%, 12/15/2031 (a) (b)	1,873,000	1,926,792
CommScope Technologies LLC 5.00%, 3/15/2027 (a) (b)	4,173,000	3,743,765
Connect Finco SARL/Connect U.S. Finco LLC 9.00%, 9/15/2029 (a)	12,911,000	11,790,842
Consolidated Communications, Inc.:
5.00%, 10/1/2028 (a) (b)	690,000	647,179
6.50%, 10/1/2028 (a)	7,015,000	6,787,223
Security Description	Principal Amount	Value
EchoStar Corp.:
6.75%, 11/30/2030	$13,930,657	$12,645,415
10.75%, 11/30/2029	31,601,942	33,218,381
Embarq LLC 8.00%, 6/1/2036	6,661,000	2,576,341
Fibercop SpA:
Series 2034, 6.00%, 9/30/2034 (a)	2,156,000	1,985,396
Series 2033, 6.38%, 11/15/2033 (a)	2,525,000	2,409,986
Series 2036, 7.20%, 7/18/2036 (a)	4,868,000	4,715,875
Series 2038, 7.72%, 6/4/2038 (a)	5,685,000	5,715,528
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	7,069,500	6,983,676
5.88%, 10/15/2027 (a)	6,653,000	6,653,865
5.88%, 11/1/2029	3,959,300	3,959,735
6.00%, 1/15/2030 (a) (b)	6,755,000	6,769,185
6.75%, 5/1/2029 (a)	7,236,000	7,268,924
8.63%, 3/15/2031 (a)	5,253,000	5,598,122
8.75%, 5/15/2030 (a)	6,060,000	6,382,756
Frontier Florida LLC Series E, 6.86%, 2/1/2028	14,000	14,421
GoTo Group, Inc. 5.50%, 5/1/2028 (a)	5,350,669	3,297,514
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026 (b)	5,562,000	5,191,404
6.63%, 8/1/2026 (b)	5,155,000	4,248,081
Iliad Holding SASU:
7.00%, 10/15/2028 (a)	4,601,000	4,657,776
7.00%, 4/15/2032 (a)	4,344,000	4,359,378
8.50%, 4/15/2031 (a)	6,719,000	7,038,152
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	18,949,000	18,036,227
Level 3 Financing, Inc.:
3.63%, 1/15/2029 (a)	1,375,000	1,025,929
3.75%, 7/15/2029 (a)	1,971,000	1,447,266
3.88%, 10/15/2030 (a)	1,200,000	912,096
4.00%, 4/15/2031 (a) (b)	2,460,997	1,846,929
4.25%, 7/1/2028 (a)	3,302,000	2,868,778
4.50%, 4/1/2030 (a)	2,780,000	2,232,840
4.88%, 6/15/2029 (a)	2,673,000	2,265,047
10.00%, 10/15/2032 (a)	2,800,320	2,795,755
10.50%, 4/15/2029 (a)	4,650,448	5,145,581
10.50%, 5/15/2030 (a)	6,356,000	6,854,183
10.75%, 12/15/2030 (a)	4,370,000	4,830,292
11.00%, 11/15/2029 (a)	11,336,609	12,648,935
Lumen Technologies, Inc.:
4.13%, 4/15/2029 (a)	59,433	55,912
4.50%, 1/15/2029 (a)	2,753,200	2,239,315
Series P, 7.60%, 9/15/2039	2,725,000	2,119,914
Series U, 7.65%, 3/15/2042 (b)	1,802,000	1,428,860

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
10.00%, 10/15/2032 (a)	$3,466,858	$3,458,295
Millicom International Cellular SA:
4.50%, 4/27/2031 (a)	2,421,500	2,148,113
5.13%, 1/15/2028 (a)	3,781,800	3,693,003
6.25%, 3/25/2029 (a)	3,184,200	3,171,559
7.38%, 4/2/2032 (a) (b)	3,858,600	3,906,138
RCN Corp. Zero Coupon, 4/15/2023 (g) (h)	3,000	—
Rogers Communications, Inc.:
5 yr. CMT + 3.59%, 5.25%, 3/15/2082 (a) (c)	7,168,000	7,018,619
5 yr. CMT + 2.65%, 7.00%, 4/15/2055 (b) (c)	6,939,000	6,949,964
5 yr. CMT + 2.62%, 7.13%, 4/15/2055 (c)	6,843,000	6,812,275
Telecom Italia Capital SA:
6.00%, 9/30/2034	1,905,742	1,826,463
6.38%, 11/15/2033	5,282,916	5,255,815
7.20%, 7/18/2036	2,274,000	2,286,166
7.72%, 6/4/2038	3,776,000	3,922,358
Telesat Canada/Telesat LLC:
4.88%, 6/1/2027 (a)	2,113,000	1,203,713
5.63%, 12/6/2026 (a)	2,979,200	1,780,757
6.50%, 10/15/2027 (a)	2,066,000	932,861
U.S. Cellular Corp. 6.70%, 12/15/2033	1,733,000	1,863,322
VEON Holdings BV 3.38%, 11/25/2027 (a)	5,050,000	4,613,893
Viasat, Inc.:
5.63%, 4/15/2027 (a) (b)	4,738,057	4,545,787
6.50%, 7/15/2028 (a) (b)	783,000	678,673
7.50%, 5/30/2031 (a) (b)	4,956,000	3,765,024
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	5,257,000	4,813,467
Vmed O2 U.K. Financing I PLC:
4.25%, 1/31/2031 (a)	9,081,300	7,818,727
4.75%, 7/15/2031 (a)	9,952,500	8,676,589
7.75%, 4/15/2032 (a)	6,052,000	6,083,047
Vodafone Group PLC:
5 yr. CMT + 2.45%, 3.25%, 6/4/2081 (c)	2,761,000	2,663,868
5 yr. CMT + 2.77%, 4.13%, 6/4/2081 (c)	5,067,700	4,517,398
5 yr. CMT + 3.07%, 5.13%, 6/4/2081 (c)	5,952,000	4,532,448
5 yr. USD Swap + 4.87%, 7.00%, 4/4/2079 (c)	11,459,864	11,819,933
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%, 10/1/2031 (a)	13,260,308	13,510,795
Zayo Group Holdings, Inc.:
4.00%, 3/1/2027 (a) (b)	10,610,000	9,681,201
6.13%, 3/1/2028 (a) (b)	6,668,000	5,569,114
Security Description	Principal Amount	Value
Zegona Finance PLC 8.63%, 7/15/2029 (a)	$5,442,245	$5,770,630
		471,806,988
TRANSPORTATION — 0.5%
Brightline East LLC 11.00%, 1/31/2030 (a) (b)	8,656,600	7,623,262
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a)	671,000	670,175
Carriage Purchaser, Inc. 7.88%, 10/15/2029 (a)	2,829,000	2,521,714
Clue Opco LLC 9.50%, 10/15/2031 (a) (b)	5,393,661	5,397,167
Danaos Corp. 8.50%, 3/1/2028 (a)	4,318,000	4,394,126
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/2029 (a) (b)	1,303,000	1,195,125
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (a)	2,110,000	2,107,531
Rand Parent LLC 8.50%, 2/15/2030 (a) (b)	6,972,000	6,894,890
Star Leasing Co. LLC 7.63%, 2/15/2030 (a)	5,919,000	5,692,776
Stonepeak Nile Parent LLC 7.25%, 3/15/2032 (a)	4,375,000	4,460,487
Watco Cos. LLC/Watco Finance Corp. 7.13%, 8/1/2032 (a)	2,254,000	2,264,977
XPO CNW, Inc. 6.70%, 5/1/2034	568,000	583,716
XPO, Inc.:
7.13%, 6/1/2031 (a)	1,000	1,026
7.13%, 2/1/2032 (a)	3,115,000	3,195,242
		47,002,214
TRUCKING & LEASING — 0.3%
AerCap Global Aviation Trust 3 mo. USD Term SOFR + 4.56%, 6.50%, 6/15/2045 (a) (c)	2,821,000	2,821,451
Fortress Transportation & Infrastructure Investors LLC:
5.50%, 5/1/2028 (a)	6,030,500	5,911,579
5.88%, 4/15/2033 (a) (b)	480,465	460,598
7.00%, 5/1/2031 (a)	4,883,000	4,965,865
7.00%, 6/15/2032 (a)	5,035,000	5,106,849
7.88%, 12/1/2030 (a)	5,153,333	5,372,813
		24,639,155
TOTAL CORPORATE BONDS & NOTES (Cost $8,681,243,133)		8,550,503,323

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 0.0% (e)
ENERGY EQUIPMENT & SERVICES — 0.0%
Tapstone Energy Holdings III LLC (h) (i)	158	$—
OIL, GAS & CONSUMABLE FUELS — 0.0% (e)
Baytex Energy Corp.	2,052	4,576
PHARMACEUTICALS — 0.0% (e)
Mallinckrodt PLC (h) (i)	4,948	194,747
TOTAL COMMON STOCKS (Cost $195,723)		199,323
PREFERRED STOCKS — 0.0%
ENERGY EQUIPMENT & SERVICES — 0.0%
Tapstone Energy LLC/Tapstone Energy Finance Corp. (h) (i) (Cost $854)	324	—
	Principal Amount
SENIOR FLOATING RATE LOANS — 0.0% (e)
HEALTH CARE PROVIDERS & SERVICES — 0.0% (e)
MPH Acquisition Holdings LLC 2025 Exchange 1st Out Term Loan, 3 mo. USD Term SOFR + 3.75%, 8.04%, 12/31/2030 (c)	$1,255,548	1,246,357
PHARMACEUTICALS — 0.0% (e)
Mallinckrodt International Finance SA 2023 Second Out Term Loan, 1 mo. USD Term SOFR + 9.50%, 14.00%, 11/14/2028 (c)	381,257	396,031
TOTAL SENIOR FLOATING RATE LOANS (Cost $1,422,879)		1,642,388
Shares
SHORT-TERM INVESTMENTS — 8.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (j) (k)	9,437,007	9,437,007
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (l) (m)	763,629,675	$763,629,675
TOTAL SHORT-TERM INVESTMENTS (Cost $773,066,682)		773,066,682
TOTAL INVESTMENTS — 107.3% (Cost $9,455,929,271)		9,325,411,716
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.3)%		(632,302,246)
NET ASSETS — 100.0%		$8,693,109,470
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 82.4% of net assets as of March 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	When-issued security.
(e)	Amount is less than 0.05% of net assets.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2025. Maturity date shown is the final maturity.
(g)	Security is currently in default and/or issuer is in bankruptcy.
(h)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2025, total aggregate fair value of the securities is $587,247, representing less than 0.05% of the Fund's net assets.
(i)	Non-income producing security.
(j)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(k)	The rate shown is the annualized seven-day yield at March 31, 2025.
(l)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(m)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$8,550,110,823	$392,500	$8,550,503,323
Common Stocks	4,576	—	194,747	199,323
Preferred Stocks	—	—	0(a)	0
Senior Floating Rate Loans	—	1,642,388	—	1,642,388
Short-Term Investments	773,066,682	—	—	773,066,682
TOTAL INVESTMENTS	$773,071,258	$8,551,753,211	$587,247	$9,325,411,716
(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2025.

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	17,880,851	$17,886,215	$148,537,684	$166,423,899	$562	$(562)	—	$—	$233,422
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	619,534,137	610,097,130	—	—	9,437,007	9,437,007	426,588
State Street Navigator Securities Lending Portfolio II	324,808,968	324,808,968	1,240,493,958	801,673,251	—	—	763,629,675	763,629,675	4,021,077
Total		$342,695,183	$2,008,565,779	$1,578,194,280	$562	$(562)		$773,066,682	$4,681,087
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.6%
ADVERTISING — 0.1%
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031	$1,584,000	$1,380,440
4.65%, 10/1/2028	313,000	312,352
4.75%, 3/30/2030 (a)	1,772,000	1,767,641
5.38%, 6/15/2033	1,746,000	1,758,292
Omnicom Group, Inc.:
2.45%, 4/30/2030	1,287,000	1,153,963
2.60%, 8/1/2031	1,619,000	1,414,909
4.20%, 6/1/2030 (a)	2,104,000	2,048,707
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026	2,563,000	2,537,600
		12,373,904
AEROSPACE & DEFENSE — 1.4%
Boeing Co.:
2.25%, 6/15/2026	1,954,000	1,893,563
2.70%, 2/1/2027	1,827,000	1,761,813
2.80%, 3/1/2027	1,731,000	1,667,663
2.95%, 2/1/2030 (a)	1,704,000	1,550,776
3.10%, 5/1/2026	1,939,000	1,905,552
3.20%, 3/1/2029	1,752,821	1,644,882
3.25%, 2/1/2028	1,720,000	1,648,826
3.25%, 3/1/2028	1,936,000	1,849,383
3.45%, 11/1/2028	1,769,000	1,689,041
3.60%, 5/1/2034 (a)	1,795,630	1,543,272
3.63%, 2/1/2031	2,575,000	2,389,394
5.04%, 5/1/2027	3,586,000	3,601,922
5.15%, 5/1/2030	7,677,000	7,722,832
6.13%, 2/15/2033	1,620,000	1,684,427
6.26%, 5/1/2027	1,302,000	1,339,810
6.30%, 5/1/2029	2,465,000	2,582,728
6.39%, 5/1/2031	1,727,000	1,840,239
6.53%, 5/1/2034 (a)	4,477,000	4,794,375
Collins Aerospace 3.50%, 3/15/2027	50,142	48,769
Embraer Netherlands Finance BV 5.98%, 2/11/2035 (a)	1,244,000	1,268,893
GE Capital Funding LLC 4.55%, 5/15/2032	1,825,000	1,780,689
General Dynamics Corp.:
1.15%, 6/1/2026	1,653,000	1,595,624
2.13%, 8/15/2026	1,518,000	1,474,828
2.25%, 6/1/2031 (a)	1,680,000	1,467,110
2.63%, 11/15/2027	1,129,000	1,084,201
3.63%, 4/1/2030	1,354,000	1,301,086
3.75%, 5/15/2028 (a)	873,000	858,430
General Electric Co.:
3.45%, 5/1/2027	500	489
Series MTN, 6.75%, 3/15/2032	2,124,000	2,368,642
Security Description	Principal Amount	Value
HEICO Corp. 5.35%, 8/1/2033	$2,309,000	$2,330,866
Hexcel Corp.:
4.20%, 2/15/2027	1,929,000	1,902,033
5.88%, 2/26/2035	1,540,000	1,568,120
Howmet Aerospace, Inc.:
3.00%, 1/15/2029 (a)	1,554,000	1,466,137
4.85%, 10/15/2031	1,917,000	1,911,843
5.90%, 2/1/2027 (a)	630,000	646,046
6.75%, 1/15/2028	1,949,000	2,060,990
L3 Technologies, Inc. 4.40%, 6/15/2028	24,000	23,222
L3Harris Technologies, Inc.:
1.80%, 1/15/2031	1,621,000	1,370,961
2.90%, 12/15/2029	283,000	260,620
3.85%, 12/15/2026	1,994,000	1,970,192
4.40%, 6/15/2028	3,433,000	3,406,990
5.05%, 6/1/2029	1,950,000	1,972,542
5.25%, 6/1/2031	1,912,000	1,944,848
5.35%, 6/1/2034	596,000	601,644
5.40%, 1/15/2027	1,481,000	1,502,519
5.40%, 7/31/2033	2,287,000	2,314,970
Lockheed Martin Corp.:
1.85%, 6/15/2030	1,855,000	1,621,808
3.90%, 6/15/2032	1,307,000	1,234,030
4.45%, 5/15/2028	1,521,000	1,527,829
4.50%, 2/15/2029	1,633,000	1,638,062
4.70%, 12/15/2031	1,915,000	1,910,519
4.75%, 2/15/2034 (a)	1,382,000	1,360,800
4.80%, 8/15/2034	1,101,000	1,083,913
5.25%, 1/15/2033	2,849,000	2,925,211
Northrop Grumman Corp.:
3.20%, 2/1/2027	1,468,000	1,437,495
3.25%, 1/15/2028	3,389,000	3,281,399
4.40%, 5/1/2030	1,004,000	992,514
4.60%, 2/1/2029 (a)	1,481,000	1,485,917
4.70%, 3/15/2033	1,964,000	1,934,501
4.90%, 6/1/2034 (a)	1,918,000	1,899,300
7.75%, 2/15/2031	438,000	502,110
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	2,000	2,291
RTX Corp.:
1.90%, 9/1/2031	1,535,000	1,285,486
2.25%, 7/1/2030	1,833,000	1,627,557
2.38%, 3/15/2032	1,181,000	1,004,878
2.65%, 11/1/2026 (a)	1,443,000	1,405,727
3.13%, 5/4/2027	1,607,000	1,563,258
3.50%, 3/15/2027	1,352,000	1,327,894
4.13%, 11/16/2028	5,656,000	5,579,418
5.15%, 2/27/2033	1,672,000	1,685,326
5.75%, 11/8/2026	2,337,000	2,379,533
5.75%, 1/15/2029	1,673,000	1,741,108
6.00%, 3/15/2031	1,657,000	1,757,365
6.10%, 3/15/2034 (a)	2,163,000	2,319,536

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
7.20%, 8/15/2027	$4,000	$4,251
7.50%, 9/15/2029	1,947,000	2,170,613
		134,303,451
AGRICULTURE — 1.1%
Altria Group, Inc.:
2.45%, 2/4/2032	2,829,000	2,386,177
2.63%, 9/16/2026	1,656,000	1,610,857
3.40%, 5/6/2030	1,653,000	1,544,299
4.88%, 2/4/2028	1,439,000	1,448,656
5.63%, 2/6/2035	1,719,000	1,734,024
6.20%, 11/1/2028	1,603,000	1,682,877
6.88%, 11/1/2033	1,768,000	1,947,328
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	1,278,000	1,247,417
2.90%, 3/1/2032	2,479,000	2,196,543
3.25%, 3/27/2030	1,142,000	1,074,142
4.50%, 8/15/2033	410,000	395,654
5.94%, 10/1/2032	1,588,000	1,701,066
BAT Capital Corp.:
2.26%, 3/25/2028	3,323,000	3,105,177
2.73%, 3/25/2031 (a)	2,079,000	1,839,645
3.22%, 9/6/2026	1,299,000	1,274,085
3.46%, 9/6/2029	1,872,000	1,770,744
3.56%, 8/15/2027	3,893,000	3,798,984
4.70%, 4/2/2027	1,477,000	1,478,787
4.74%, 3/16/2032	1,956,000	1,904,968
4.91%, 4/2/2030	1,779,000	1,781,829
5.35%, 8/15/2032	3,640,000	3,659,219
5.83%, 2/20/2031	1,889,000	1,962,973
6.00%, 2/20/2034 (a)	1,814,000	1,886,161
6.34%, 8/2/2030	1,613,000	1,714,748
6.42%, 8/2/2033	1,981,000	2,113,192
7.75%, 10/19/2032	1,285,000	1,472,250
BAT International Finance PLC:
4.45%, 3/16/2028	1,337,000	1,330,449
5.93%, 2/2/2029 (a)	1,463,000	1,523,919
Bunge Ltd. Finance Corp.:
2.75%, 5/14/2031 (a)	1,875,000	1,661,494
3.25%, 8/15/2026	1,716,000	1,687,017
3.75%, 9/25/2027	1,718,000	1,688,605
4.10%, 1/7/2028	1,555,000	1,537,615
4.20%, 9/17/2029	1,900,000	1,868,650
4.65%, 9/17/2034	1,988,000	1,921,362
Philip Morris International, Inc.:
0.88%, 5/1/2026 (a)	1,590,000	1,531,695
1.75%, 11/1/2030	1,889,000	1,620,781
2.10%, 5/1/2030	1,882,000	1,665,250
3.13%, 8/17/2027 (a)	1,884,000	1,836,787
3.13%, 3/2/2028	1,839,000	1,772,778
3.38%, 8/15/2029 (a)	1,325,000	1,263,705
4.38%, 11/1/2027	1,935,000	1,933,510
4.63%, 11/1/2029 (a)	1,896,000	1,900,531
4.75%, 2/12/2027	1,892,000	1,905,490
4.75%, 11/1/2031	1,713,000	1,708,135
4.88%, 2/15/2028	2,967,000	3,004,622
Security Description	Principal Amount	Value
4.88%, 2/13/2029 (a)	$1,338,000	$1,352,317
5.13%, 11/17/2027	2,602,000	2,646,026
5.13%, 2/15/2030 (a)	4,107,000	4,188,853
5.13%, 2/13/2031	2,242,000	2,278,567
5.25%, 9/7/2028	1,567,000	1,605,109
5.25%, 2/13/2034	2,593,000	2,616,389
5.38%, 2/15/2033 (a)	4,028,000	4,106,385
5.50%, 9/7/2030	1,734,000	1,802,476
5.63%, 11/17/2029 (a)	2,297,000	2,394,760
5.63%, 9/7/2033	1,653,000	1,712,806
5.75%, 11/17/2032	2,513,000	2,629,075
		109,426,960
AIRLINES — 0.4%
American Airlines Pass-Through Trust:
Series 2021-1, Class A, 2.88%, 1/11/2036	733,453	638,478
Series 2016-3, Class AA, 3.00%, 4/15/2030	1,167,536	1,098,208
Series 2019-1, Class AA, 3.15%, 8/15/2033	1,124,401	1,023,317
Series 2016-2, Class AA, 3.20%, 12/15/2029	1,619,703	1,537,422
Series 2017-2, Class AA, 3.35%, 4/15/2031	1,096,764	1,034,479
Series 2015-1, Class A, 3.38%, 11/1/2028	965,425	930,631
Series 2016-1, Class AA, 3.58%, 7/15/2029	1,029,321	990,660
Series 2015-2, Class AA, 3.60%, 3/22/2029	1,042,831	1,005,102
Series 2017-1, Class AA, 3.65%, 8/15/2030	1,086,705	1,038,542
Series 2014-1, Class A, 3.70%, 4/1/2028	985,015	960,990
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA, 2.00%, 12/10/2029	1,344,906	1,264,360
Delta Air Lines, Inc.:
3.75%, 10/28/2029 (a)	1,686,000	1,581,114
4.38%, 4/19/2028 (a)	1,662,000	1,630,206
JetBlue Pass-Through Trust:
Series 2019-1, Class AA, 2.75%, 11/15/2033	1,251,619	1,081,348
Series 2020-1, Class A, 4.00%, 5/15/2034	1,664,021	1,547,273
Southwest Airlines Co.:
2.63%, 2/10/2030 (a)	1,277,000	1,145,431
3.00%, 11/15/2026	1,228,000	1,195,642
3.45%, 11/16/2027	958,000	928,800
5.13%, 6/15/2027	3,000,000	3,020,670
United Airlines Pass-Through Trust:
Series 2019-2, Class AA, 2.70%, 11/1/2033	1,875,452	1,661,238

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2016-2, Class AA, 2.88%, 4/7/2030	$1,282,969	$1,195,586
Series 2016-1, Class AA, 3.10%, 1/7/2030	826,622	782,737
Series 2018-1, Class AA, 3.50%, 9/1/2031	1,337,450	1,262,566
Series 2014-2, Class A, 3.75%, 3/3/2028	951,394	935,991
Series 2014-1, Class A, 4.00%, 10/11/2027	1,111,506	1,097,601
Series 2019-1, Class AA, 4.15%, 2/25/2033	1,029,776	981,150
Series 2020-1, Class A, 5.88%, 4/15/2029	2,400,441	2,436,472
		34,006,014
APPAREL — 0.1%
NIKE, Inc.:
2.38%, 11/1/2026 (a)	1,762,000	1,714,673
2.75%, 3/27/2027 (a)	1,049,000	1,020,436
2.85%, 3/27/2030	3,451,000	3,193,762
Ralph Lauren Corp. 2.95%, 6/15/2030	1,783,000	1,641,911
Tapestry, Inc.:
3.05%, 3/15/2032 (a)	1,974,000	1,707,885
4.13%, 7/15/2027	1,827,000	1,803,925
5.10%, 3/11/2030	970,000	969,952
		12,052,544
AUTO MANUFACTURERS — 2.9%
American Honda Finance Corp.:
Series MTN, 1.30%, 9/9/2026	1,681,000	1,608,196
Series MTN, 1.80%, 1/13/2031	1,657,000	1,398,491
Series MTN, 2.00%, 3/24/2028 (a)	7,000	6,513
Series MTN, 2.25%, 1/12/2029	1,878,000	1,720,661
Series GMTN, 2.30%, 9/9/2026 (a)	1,721,000	1,669,215
Series MTN, 2.35%, 1/8/2027	1,667,000	1,606,921
Series GMTN, 3.50%, 2/15/2028	1,793,000	1,743,746
Series GMTN, 4.40%, 9/5/2029 (a)	1,956,000	1,929,790
Series GMTN, 4.45%, 10/22/2027	1,783,000	1,782,287
4.55%, 3/3/2028 (a)	2,189,000	2,187,774
4.60%, 4/17/2030 (a)	1,509,000	1,495,193
4.70%, 1/12/2028	1,761,000	1,769,964
4.80%, 3/5/2030 (a)	2,378,000	2,373,458
Series GMTN, 4.85%, 10/23/2031	1,475,000	1,466,902
4.90%, 3/12/2027	1,497,000	1,508,736
Security Description	Principal Amount	Value
4.90%, 3/13/2029 (a)	$1,846,000	$1,859,236
Series GMTN, 4.90%, 7/9/2027	1,954,000	1,971,801
Series GMTN, 4.90%, 1/10/2034 (a)	1,756,000	1,715,366
Series GMTN, 5.05%, 7/10/2031 (a)	1,683,000	1,693,300
Series GMTN, 5.13%, 7/7/2028 (a)	1,526,000	1,551,805
5.20%, 3/5/2035 (a)	1,939,000	1,917,186
Series GMTN, 5.25%, 7/7/2026	13,000	13,118
5.65%, 11/15/2028 (a)	1,767,000	1,826,884
Series GMTN, 5.85%, 10/4/2030 (a)	1,836,000	1,931,050
Cummins, Inc.:
1.50%, 9/1/2030 (a)	1,996,000	1,710,432
4.90%, 2/20/2029 (a)	1,974,000	2,007,617
5.15%, 2/20/2034 (a)	1,776,000	1,803,439
Ford Motor Co.:
3.25%, 2/12/2032	4,098,000	3,376,670
4.35%, 12/8/2026	2,568,000	2,528,376
6.10%, 8/19/2032	3,317,000	3,247,111
6.63%, 10/1/2028	945,000	986,391
7.45%, 7/16/2031	1,289,500	1,371,564
9.63%, 4/22/2030	1,955,000	2,232,884
Ford Motor Credit Co. LLC:
2.70%, 8/10/2026	2,171,000	2,092,627
2.90%, 2/16/2028	2,738,000	2,533,690
2.90%, 2/10/2029	1,608,000	1,438,935
3.63%, 6/17/2031	1,855,000	1,596,061
3.82%, 11/2/2027	1,848,000	1,763,158
4.00%, 11/13/2030	2,893,000	2,590,797
4.13%, 8/17/2027	2,073,000	2,002,518
4.27%, 1/9/2027	4,347,000	4,254,148
4.54%, 8/1/2026	1,759,000	1,736,274
4.95%, 5/28/2027	2,627,000	2,590,038
5.11%, 5/3/2029	2,470,000	2,381,401
5.13%, 11/5/2026	2,320,000	2,304,038
5.30%, 9/6/2029	1,919,161	1,859,091
5.80%, 3/5/2027	2,666,000	2,678,690
5.80%, 3/8/2029	2,628,000	2,603,349
5.85%, 5/17/2027	2,471,000	2,484,368
5.88%, 11/7/2029	2,033,000	2,011,430
5.92%, 3/20/2028	2,340,000	2,350,202
6.05%, 3/5/2031	1,570,000	1,548,271
6.05%, 11/5/2031	1,788,000	1,752,937
6.13%, 3/8/2034	3,170,000	3,042,027
6.50%, 2/7/2035	2,244,000	2,200,668
6.53%, 3/19/2032 (a)	3,865,000	3,865,541
6.80%, 5/12/2028	2,596,000	2,666,481
6.80%, 11/7/2028	2,569,000	2,642,499
6.95%, 6/10/2026	238,000	241,610
7.12%, 11/7/2033	2,285,000	2,336,390
7.20%, 6/10/2030	1,488,000	1,546,344
7.35%, 11/4/2027	2,818,000	2,919,561

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
7.35%, 3/6/2030	$2,254,000	$2,360,547
General Motors Co.:
4.20%, 10/1/2027	1,410,000	1,386,763
5.00%, 10/1/2028 (a)	1,379,000	1,376,463
5.40%, 10/15/2029 (a)	1,886,000	1,895,920
5.60%, 10/15/2032 (a)	2,173,000	2,155,768
6.80%, 10/1/2027	1,820,000	1,893,692
General Motors Financial Co., Inc.:
1.50%, 6/10/2026	1,543,000	1,483,872
2.35%, 2/26/2027	1,551,000	1,479,670
2.35%, 1/8/2031 (a)	1,712,000	1,449,037
2.40%, 4/10/2028	3,295,000	3,049,160
2.40%, 10/15/2028 (a)	2,034,000	1,859,157
2.70%, 8/20/2027	1,898,000	1,804,751
2.70%, 6/10/2031 (a)	1,718,000	1,465,042
3.10%, 1/12/2032 (a)	2,258,000	1,927,203
3.60%, 6/21/2030 (a)	3,196,000	2,926,322
3.85%, 1/5/2028	1,615,000	1,565,306
4.00%, 10/6/2026 (a)	1,504,000	1,484,959
4.30%, 4/6/2029	1,827,000	1,761,721
4.35%, 1/17/2027	1,250,000	1,238,125
4.90%, 10/6/2029	2,518,000	2,475,521
5.00%, 4/9/2027	3,905,000	3,910,077
5.05%, 4/4/2028	700,000	700,763
5.35%, 7/15/2027	1,395,000	1,407,332
5.35%, 1/7/2030 (a)	1,789,000	1,785,744
5.40%, 4/6/2026	2,945,000	2,956,309
5.40%, 5/8/2027	1,741,000	1,758,010
5.45%, 9/6/2034 (a)	1,829,000	1,756,755
5.55%, 7/15/2029	2,155,000	2,173,598
5.60%, 6/18/2031	1,022,000	1,022,715
5.63%, 4/4/2032	2,403,000	2,376,807
5.65%, 1/17/2029 (a)	1,463,000	1,485,794
5.75%, 2/8/2031	1,622,000	1,634,830
5.80%, 6/23/2028	1,776,000	1,812,568
5.80%, 1/7/2029	2,039,000	2,077,170
5.85%, 4/6/2030	2,175,000	2,213,672
5.90%, 1/7/2035 (a)	3,788,000	3,748,643
5.95%, 4/4/2034 (a)	2,157,000	2,147,833
6.00%, 1/9/2028	1,390,000	1,424,875
6.10%, 1/7/2034	2,770,000	2,782,354
6.40%, 1/9/2033 (a)	1,531,000	1,578,170
Honda Motor Co. Ltd.:
2.53%, 3/10/2027 (a)	1,927,000	1,857,936
2.97%, 3/10/2032 (a)	327,000	287,806
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031	2,629,000	3,094,359
PACCAR Financial Corp.:
Series MTN, 1.10%, 5/11/2026	633,000	611,181
4.45%, 8/6/2027 (a)	1,270,000	1,277,595
Series R, 4.50%, 11/25/2026 (a)	825,000	829,736
4.55%, 3/3/2028	1,121,000	1,128,668
Security Description	Principal Amount	Value
Series MTN, 4.60%, 1/31/2029 (a)	$1,464,000	$1,473,516
Series MTN, 4.95%, 8/10/2028	1,549,000	1,577,749
5.00%, 5/13/2027 (a)	1,737,000	1,763,854
Series MTN, 5.00%, 3/22/2034 (a)	1,035,000	1,041,665
Series MTN, 5.05%, 8/10/2026 (a)	1,369,000	1,382,813
Series DMTN, 5.20%, 11/9/2026	1,625,000	1,651,146
Toyota Motor Corp.:
2.36%, 3/25/2031 (a)	1,532,000	1,351,975
2.76%, 7/2/2029	722,000	675,619
5.12%, 7/13/2028 (a)	1,490,000	1,524,598
5.12%, 7/13/2033 (a)	1,401,000	1,427,647
5.28%, 7/13/2026	1,475,000	1,491,786
Toyota Motor Credit Corp.:
Series MTN, 1.13%, 6/18/2026 (a)	1,948,000	1,875,788
Series MTN, 1.15%, 8/13/2027	1,836,000	1,706,892
Series MTN, 1.65%, 1/10/2031 (a)	1,685,000	1,426,690
1.90%, 9/12/2031 (a)	1,646,000	1,386,130
Series MTN, 1.90%, 1/13/2027 (a)	1,634,000	1,567,120
Series MTN, 1.90%, 4/6/2028	1,615,000	1,500,626
Series MTN, 2.15%, 2/13/2030	1,857,000	1,657,688
Series MTN, 2.40%, 1/13/2032	1,000	857
Series GMTN, 3.05%, 1/11/2028	1,125,000	1,086,795
Series MTN, 3.05%, 3/22/2027	1,915,000	1,869,461
Series MTN, 3.20%, 1/11/2027 (a)	1,505,000	1,476,330
Series MTN, 3.38%, 4/1/2030	1,517,000	1,429,226
3.65%, 1/8/2029 (a)	1,729,000	1,677,251
Series MTN, 4.35%, 10/8/2027	2,413,000	2,412,542
4.45%, 5/18/2026	2,042,000	2,044,246
Series MTN, 4.45%, 6/29/2029	1,214,000	1,210,394
4.55%, 8/9/2029 (a)	1,924,000	1,922,268
Series MTN, 4.55%, 9/20/2027	1,066,000	1,071,351
Series MTN, 4.55%, 5/17/2030	1,801,000	1,793,094
4.60%, 1/8/2027 (a)	969,000	974,223
Series MTN, 4.60%, 10/10/2031	1,778,000	1,758,122
4.63%, 1/12/2028	1,468,000	1,477,381

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.65%, 1/5/2029	$1,692,000	$1,699,462
4.70%, 1/12/2033 (a)	1,867,000	1,843,420
Series MTN, 4.80%, 1/5/2034	1,972,000	1,940,606
4.95%, 1/9/2030 (a)	945,000	958,995
Series B, 5.00%, 3/19/2027	1,634,000	1,654,850
Series MTN, 5.00%, 8/14/2026 (a)	1,515,000	1,527,999
5.05%, 5/16/2029	1,870,000	1,903,136
5.10%, 3/21/2031	1,437,000	1,459,647
5.20%, 5/15/2026	1,512,000	1,526,001
Series MTN, 5.25%, 9/11/2028	1,687,000	1,731,722
5.35%, 1/9/2035	1,019,000	1,034,173
5.40%, 11/20/2026 (a)	1,595,000	1,622,099
5.45%, 11/10/2027	1,570,000	1,614,635
5.55%, 11/20/2030	1,847,000	1,921,305
		282,050,413
AUTO PARTS & EQUIPMENT — 0.2%
Aptiv Swiss Holdings Ltd.:
3.25%, 3/1/2032 (a)	1,574,000	1,370,938
4.35%, 3/15/2029	10,000	9,803
4.65%, 9/13/2029 (a)	1,885,000	1,857,347
BorgWarner, Inc.:
2.65%, 7/1/2027 (a)	1,999,000	1,915,542
4.95%, 8/15/2029 (a)	971,000	972,389
5.40%, 8/15/2034 (a)	1,556,000	1,537,064
Lear Corp.:
2.60%, 1/15/2032 (a)	1,483,000	1,253,105
3.50%, 5/30/2030 (a)	1,300,000	1,204,554
3.80%, 9/15/2027	1,582,000	1,547,307
4.25%, 5/15/2029 (a)	1,679,000	1,631,031
Magna International, Inc.:
2.45%, 6/15/2030 (a)	3,299,000	2,925,619
5.05%, 3/14/2029	1,398,000	1,409,240
5.50%, 3/21/2033 (a)	1,172,000	1,182,325
		18,816,264
BANKS — 27.2%
Associated Banc-Corp. SOFR + 3.03%, 6.46%, 8/29/2030 (b)	1,630,000	1,645,795
Australia & New Zealand Banking Group Ltd.:
3.92%, 9/30/2027	1,391,000	1,378,272
Series MTN, 4.42%, 12/16/2026	1,931,000	1,936,059
4.62%, 12/16/2029 (a)	1,551,000	1,559,267
4.75%, 1/18/2027 (a)	2,157,000	2,173,544
4.90%, 7/16/2027	1,922,000	1,947,313
Banco Bilbao Vizcaya Argentaria SA:
5.38%, 3/13/2029 (a)	1,281,000	1,311,244
1 yr. CMT + 1.95%, 6.03%, 3/13/2035 (b)	1,509,000	1,547,419
Security Description	Principal Amount	Value
1 yr. CMT + 2.70%, 6.14%, 9/14/2028 (a) (b)	$1,778,000	$1,834,131
1 yr. CMT + 3.30%, 7.88%, 11/15/2034 (b)	2,007,000	2,256,069
Banco Santander SA:
1 yr. CMT + 0.90%, 1.72%, 9/14/2027 (b)	2,865,000	2,742,693
2.75%, 12/3/2030	2,883,000	2,504,750
2.96%, 3/25/2031	1,762,000	1,578,770
1 yr. CMT + 1.60%, 3.23%, 11/22/2032 (a) (b)	2,307,000	1,997,424
3.31%, 6/27/2029	1,347,000	1,273,562
3.49%, 5/28/2030	1,879,000	1,749,387
3.80%, 2/23/2028	1,728,000	1,686,735
1 yr. CMT + 2.00%, 4.18%, 3/24/2028 (b)	2,873,000	2,843,523
4.25%, 4/11/2027	2,228,000	2,209,998
4.38%, 4/12/2028	1,948,000	1,928,968
5.29%, 8/18/2027	4,634,000	4,692,435
1 yr. CMT + 0.95%, 5.37%, 7/15/2028 (b)	2,577,000	2,613,336
5.44%, 7/15/2031	2,670,000	2,734,641
1 yr. CMT + 1.45%, 5.54%, 3/14/2030 (b)	1,697,000	1,733,044
1 yr. CMT + 1.25%, 5.55%, 3/14/2028 (a) (b)	1,701,000	1,727,093
5.57%, 1/17/2030 (a)	1,576,000	1,618,867
5.59%, 8/8/2028 (a)	3,614,000	3,713,457
6.03%, 1/17/2035	1,269,000	1,312,996
6.35%, 3/14/2034 (a)	1,463,000	1,499,765
1 yr. CMT + 1.65%, 6.53%, 11/7/2027 (b)	1,716,000	1,766,193
6.61%, 11/7/2028 (a)	2,310,000	2,453,266
6.92%, 8/8/2033	4,369,000	4,634,198
6.94%, 11/7/2033	2,627,000	2,921,802
Bank of America Corp.:
SOFR + 0.96%, 1.73%, 7/22/2027 (b)	12,501,000	12,047,839
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (b)	4,921,000	4,228,911
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (b)	4,513,000	3,860,601
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (a) (b)	5,189,000	4,794,636
SOFR + 1.22%, 2.30%, 7/21/2032 (b)	7,280,000	6,218,722
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (b)	3,540,000	2,947,546
Series MTN, 3 mo. USD Term SOFR + 1.25%, 2.50%, 2/13/2031 (b)	7,434,000	6,673,948
Series MTN, SOFR + 1.05%, 2.55%, 2/4/2028 (b)	4,010,000	3,868,206
SOFR + 1.21%, 2.57%, 10/20/2032 (b)	5,338,000	4,603,918
SOFR + 2.15%, 2.59%, 4/29/2031 (b)	5,002,000	4,490,495

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (b)	$9,320,000	$8,205,142
SOFR + 1.32%, 2.69%, 4/22/2032 (b)	8,148,000	7,171,951
Series MTN, 3 mo. USD Term SOFR + 1.45%, 2.88%, 10/22/2030 (b)	3,589,000	3,303,531
Series MTN, SOFR + 1.33%, 2.97%, 2/4/2033 (b)	7,094,000	6,220,019
Series MTN, 3 mo. USD Term SOFR + 1.44%, 3.19%, 7/23/2030 (b)	5,285,000	4,956,167
Series MTN, 3.25%, 10/21/2027	4,393,000	4,276,542
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (b)	11,313,000	10,961,505
Series MTN, 3 mo. USD Term SOFR + 1.32%, 3.56%, 4/23/2027 (b)	5,875,000	5,810,727
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (b)	3,653,000	3,574,460
3 mo. USD Term SOFR + 1.77%, 3.71%, 4/24/2028 (b)	3,490,000	3,429,518
Series MTN, 3 mo. USD Term SOFR + 1.84%, 3.82%, 1/20/2028 (b)	4,440,000	4,383,834
5 yr. CMT + 2.00%, 3.85%, 3/8/2037 (b)	4,936,000	4,425,173
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.97%, 3/5/2029 (b)	4,568,000	4,487,283
Series MTN, 3 mo. USD Term SOFR + 1.47%, 3.97%, 2/7/2030 (b)	5,546,000	5,393,929
Series L, 4.18%, 11/25/2027	3,705,000	3,669,617
Series MTN, 4.25%, 10/22/2026	3,070,000	3,060,759
Series MTN, 3 mo. USD Term SOFR + 1.57%, 4.27%, 7/23/2029 (b)	5,701,000	5,633,443
SOFR + 1.58%, 4.38%, 4/27/2028 (b)	3,930,000	3,912,669
SOFR + 1.83%, 4.57%, 4/27/2033 (b)	7,779,000	7,512,725
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (b)	5,758,000	5,803,431
SOFR + 0.83%, 4.98%, 1/24/2029 (b)	4,551,000	4,595,190
Series MTN, SOFR + 2.16%, 5.02%, 7/22/2033 (b)	8,901,000	8,862,993
SOFR + 1.00%, 5.16%, 1/24/2031 (a) (b)	4,950,000	5,017,468
SOFR + 1.63%, 5.20%, 4/25/2029 (b)	6,081,000	6,176,350
Security Description	Principal Amount	Value
SOFR + 1.91%, 5.29%, 4/25/2034 (b)	$9,405,000	$9,447,322
Series MTN, SOFR + 1.91%, 5.43%, 8/15/2035 (b)	4,683,000	4,575,759
SOFR + 1.65%, 5.47%, 1/23/2035 (b)	8,766,000	8,891,091
SOFR + 1.31%, 5.51%, 1/24/2036 (b)	2,938,000	2,990,267
SOFR + 1.74%, 5.52%, 10/25/2035 (b)	10,559,000	10,332,826
SOFR + 1.70%, 5.74%, 2/12/2036 (b)	23,717,000	23,658,656
SOFR + 1.57%, 5.82%, 9/15/2029 (b)	5,012,000	5,194,587
SOFR + 1.84%, 5.87%, 9/15/2034 (b)	6,608,000	6,889,699
SOFR + 1.34%, 5.93%, 9/15/2027 (b)	2,834,000	2,889,036
SOFR + 1.99%, 6.20%, 11/10/2028 (b)	3,243,000	3,369,834
6.22%, 9/15/2026	2,590,000	2,647,369
Bank of Montreal:
Series MTN, 1.25%, 9/15/2026 (a)	2,022,000	1,931,617
Series MTN, 2.65%, 3/8/2027 (a)	2,102,000	2,035,283
5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (b)	2,201,000	1,870,542
5 yr. USD Swap + 1.43%, 3.80%, 12/15/2032 (b)	2,228,000	2,150,198
Series F2F, SOFR + 0.88%, 4.57%, 9/10/2027 (b)	1,967,000	1,967,747
SOFR + 1.25%, 4.64%, 9/10/2030 (a) (b)	1,791,000	1,778,911
Series H, 4.70%, 9/14/2027	1,739,000	1,747,538
SOFR + 0.67%, 5.00%, 1/27/2029 (a) (b)	1,840,000	1,858,602
5.20%, 2/1/2028 (a)	1,609,000	1,637,721
5.27%, 12/11/2026	3,192,000	3,233,879
5.30%, 6/5/2026	2,465,000	2,487,801
5.37%, 6/4/2027 (a)	1,928,000	1,962,126
5.51%, 6/4/2031	1,547,000	1,594,416
5.72%, 9/25/2028 (a)	1,908,000	1,975,543
Bank of New York Mellon Corp.:
Series MTN, 1.05%, 10/15/2026 (a)	1,243,000	1,183,324
Series MTN, 1.65%, 7/14/2028	488,000	449,599
Series MTN, 1.65%, 1/28/2031	1,070,000	909,960
Series MTN, 1.80%, 7/28/2031	573,000	486,672
Series J, 1.90%, 1/25/2029	492,000	449,609
Series MTN, 2.05%, 1/26/2027 (a)	861,000	828,291

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.45%, 8/17/2026 (a)	$1,358,000	$1,325,218
2.50%, 1/26/2032	1,533,000	1,330,092
Series MTN, 2.80%, 5/4/2026	1,450,000	1,427,221
Series MTN, 3.00%, 10/30/2028 (a)	1,497,000	1,423,812
Series MTN, 3.25%, 5/16/2027	1,605,000	1,571,905
Series MTN, 3.30%, 8/23/2029 (a)	1,711,000	1,620,112
Series MTN, 3.40%, 1/29/2028 (a)	1,528,000	1,491,756
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.44%, 2/7/2028 (b)	1,660,000	1,633,025
Series MTN, 3.85%, 4/28/2028 (a)	1,773,000	1,753,071
Series MTN, 3.85%, 4/26/2029	2,960,000	2,904,441
Series MTN, SOFR + 1.15%, 3.99%, 6/13/2028 (a) (b)	1,134,000	1,124,043
Series MTN, SOFR + 1.42%, 4.29%, 6/13/2033 (b)	1,473,000	1,408,129
SOFR + 1.17%, 4.54%, 2/1/2029 (a) (b)	1,388,000	1,389,791
SOFR + 1.76%, 4.60%, 7/26/2030 (b)	1,913,000	1,912,426
SOFR + 1.51%, 4.71%, 2/1/2034 (b)	1,896,000	1,852,620
SOFR + 0.84%, 4.89%, 7/21/2028 (a) (b)	1,434,000	1,447,207
SOFR + 0.89%, 4.94%, 2/11/2031 (b)	2,248,000	2,266,299
SOFR + 1.03%, 4.95%, 4/26/2027 (b)	2,833,000	2,847,363
Series J, SOFR + 1.61%, 4.97%, 4/26/2034 (b)	1,514,000	1,499,814
Series MTN, SOFR + 1.09%, 4.98%, 3/14/2030 (a) (b)	1,204,000	1,220,290
SOFR + 1.23%, 5.06%, 7/22/2032 (b)	1,580,000	1,597,364
Series MTN, SOFR + 1.42%, 5.19%, 3/14/2035 (b)	1,180,000	1,187,434
SOFR + 1.25%, 5.23%, 11/20/2035 (a) (b)	1,957,000	1,982,187
SOFR + 1.77%, 5.61%, 7/21/2039 (b)	1,734,000	1,751,617
Series MTN, SOFR + 1.80%, 5.80%, 10/25/2028 (b)	1,560,000	1,610,762
Series MTN, SOFR + 2.07%, 5.83%, 10/25/2033 (b)	2,645,000	2,781,085
Series MTN, SOFR + 1.60%, 6.32%, 10/25/2029 (b)	1,151,000	1,217,620
Series MTN, SOFR + 1.85%, 6.47%, 10/25/2034 (b)	1,979,000	2,160,633
Security Description	Principal Amount	Value
Bank of Nova Scotia:
1.30%, 9/15/2026 (a)	$1,553,000	$1,484,668
1.35%, 6/24/2026	643,000	619,383
1.95%, 2/2/2027 (a)	749,000	718,860
2.15%, 8/1/2031 (a)	606,000	516,651
2.45%, 2/2/2032 (a)	276,000	236,314
2.70%, 8/3/2026	2,517,000	2,459,914
2.95%, 3/11/2027 (a)	1,454,000	1,412,750
Series 2, 5 yr. CMT + 2.61%, 3.63%, 10/27/2081 (a) (b)	1,725,000	1,581,756
SOFR + 1.00%, 4.40%, 9/8/2028 (a) (b)	1,810,000	1,800,389
5 yr. CMT + 2.05%, 4.59%, 5/4/2037 (b)	1,966,000	1,813,950
SOFR + 1.44%, 4.74%, 11/10/2032 (b)	1,954,000	1,922,834
4.85%, 2/1/2030 (a)	1,860,000	1,868,444
SOFR + 0.89%, 4.93%, 2/14/2029 (b)	2,418,000	2,431,468
SOFR + 1.07%, 5.13%, 2/14/2031 (b)	1,255,000	1,266,069
5.25%, 6/12/2028 (a)	1,662,000	1,699,312
5.35%, 12/7/2026	1,858,000	1,883,659
Series GMTN, 5.40%, 6/4/2027 (a)	1,378,000	1,404,885
Series GMTN, 5.45%, 8/1/2029 (a)	1,680,000	1,724,520
5.65%, 2/1/2034	2,275,000	2,350,871
Bank OZK 3 mo. USD Term SOFR + 2.09%, 2.75%, 10/1/2031 (b)	1,411,000	1,253,645
BankUnited, Inc. 5.13%, 6/11/2030	1,978,000	1,940,062
Barclays PLC:
1 yr. CMT + 1.05%, 2.28%, 11/24/2027 (b)	2,769,000	2,661,784
1 yr. CMT + 1.90%, 2.65%, 6/24/2031 (a) (b)	1,688,000	1,497,712
1 yr. CMT + 1.20%, 2.67%, 3/10/2032 (b)	1,630,000	1,418,247
1 yr. CMT + 1.30%, 2.89%, 11/24/2032 (b)	2,608,000	2,260,823
5 yr. CMT + 2.90%, 3.56%, 9/23/2035 (a) (b)	1,157,000	1,044,459
4.34%, 1/10/2028 (a)	2,021,000	2,004,569
4.84%, 5/9/2028	3,439,000	3,425,622
SOFR + 1.34%, 4.84%, 9/10/2028 (b)	1,531,000	1,531,168
SOFR + 1.56%, 4.94%, 9/10/2030 (b)	2,109,000	2,101,112
3 mo. USD Term SOFR + 1.90%, 4.97%, 5/16/2029 (a) (b)	3,672,000	3,680,813
3 mo. USD Term SOFR + 3.05%, 5.09%, 6/20/2030 (a) (b)	2,812,000	2,790,798

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.96%, 5.09%, 2/25/2029 (b)	$2,282,000	$2,296,765
5.20%, 5/12/2026	3,027,000	3,036,020
SOFR + 1.91%, 5.34%, 9/10/2035 (b)	5,584,000	5,446,857
SOFR + 1.23%, 5.37%, 2/25/2031 (b)	2,912,000	2,943,916
1 yr. CMT + 2.65%, 5.50%, 8/9/2028 (b)	3,266,000	3,313,814
SOFR + 1.49%, 5.67%, 3/12/2028 (a) (b)	1,907,000	1,940,048
SOFR + 1.74%, 5.69%, 3/12/2030 (b)	3,350,000	3,430,567
1 yr. CMT + 3.00%, 5.75%, 8/9/2033 (b)	1,680,000	1,705,234
SOFR + 1.59%, 5.79%, 2/25/2036 (b)	7,034,000	7,066,989
SOFR + 2.21%, 5.83%, 5/9/2027 (b)	3,339,000	3,378,701
SOFR + 2.98%, 6.22%, 5/9/2034 (a) (b)	3,755,000	3,909,143
SOFR + 2.22%, 6.49%, 9/13/2029 (b)	2,152,000	2,259,170
SOFR + 1.88%, 6.50%, 9/13/2027 (b)	2,730,000	2,796,694
SOFR + 2.62%, 6.69%, 9/13/2034 (b)	2,795,000	2,998,085
SOFR + 3.57%, 7.12%, 6/27/2034 (b)	2,569,000	2,768,252
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (b)	2,816,000	2,988,762
1 yr. CMT + 3.50%, 7.44%, 11/2/2033 (a) (b)	4,927,000	5,494,985
BPCE SA Series MTN, 3.38%, 12/2/2026	1,556,000	1,529,610
Canadian Imperial Bank of Commerce:
1.25%, 6/22/2026 (a)	1,907,000	1,835,373
3.45%, 4/7/2027 (a)	1,769,000	1,734,770
3.60%, 4/7/2032 (a)	1,826,000	1,669,092
SOFR + 0.93%, 4.51%, 9/11/2027 (b)	1,867,000	1,864,909
SOFR + 1.34%, 4.63%, 9/11/2030 (b)	1,942,000	1,922,289
SOFR + 0.72%, 4.86%, 1/13/2028 (b)	1,877,000	1,885,315
SOFR + 1.03%, 4.86%, 3/30/2029 (a) (b)	2,415,000	2,423,066
5.00%, 4/28/2028	1,901,000	1,922,234
5.24%, 6/28/2027	3,135,000	3,180,175
SOFR + 1.11%, 5.25%, 1/13/2031 (b)	1,912,000	1,936,263
5.62%, 7/17/2026	1,958,000	1,984,883
5.93%, 10/2/2026	1,791,000	1,828,038
5.99%, 10/3/2028	1,636,000	1,707,510
6.09%, 10/3/2033	2,092,000	2,213,378
Security Description	Principal Amount	Value
Citibank NA:
4.84%, 8/6/2029 (a)	$2,385,000	$2,409,780
SOFR + 0.71%, 4.88%, 11/19/2027 (b)	7,108,000	7,141,479
4.93%, 8/6/2026	4,382,000	4,411,184
5.44%, 4/30/2026	3,508,000	3,543,887
5.49%, 12/4/2026	3,493,000	3,551,473
5.57%, 4/30/2034 (a)	3,237,000	3,328,769
5.80%, 9/29/2028	4,328,000	4,505,361
Citigroup, Inc.:
SOFR + 0.77%, 1.46%, 6/9/2027 (a) (b)	5,160,000	4,969,493
SOFR + 1.18%, 2.52%, 11/3/2032 (b)	3,164,000	2,702,467
SOFR + 1.17%, 2.56%, 5/1/2032 (b)	5,276,000	4,583,103
SOFR + 2.11%, 2.57%, 6/3/2031 (b)	5,923,000	5,274,609
SOFR + 1.15%, 2.67%, 1/29/2031 (b)	4,094,000	3,691,478
SOFR + 1.42%, 2.98%, 11/5/2030 (b)	4,607,000	4,241,342
SOFR + 1.35%, 3.06%, 1/25/2033 (b)	5,709,000	4,997,316
SOFR + 1.28%, 3.07%, 2/24/2028 (b)	4,756,000	4,620,502
3.20%, 10/21/2026	5,542,000	5,433,155
3.40%, 5/1/2026	2,739,000	2,706,926
3 mo. USD Term SOFR + 1.41%, 3.52%, 10/27/2028 (b)	4,290,000	4,169,408
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (b)	4,467,000	4,367,431
SOFR + 1.94%, 3.79%, 3/17/2033 (b)	5,687,000	5,201,216
3 mo. USD Term SOFR + 1.82%, 3.89%, 1/10/2028 (b)	5,207,000	5,144,776
3 mo. USD Term SOFR + 1.60%, 3.98%, 3/20/2030 (b)	4,041,000	3,914,113
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (b)	3,762,000	3,699,889
4.13%, 7/25/2028 (a)	993,000	976,804
SOFR + 3.91%, 4.41%, 3/31/2031 (b)	7,377,000	7,185,936
4.45%, 9/29/2027	7,631,000	7,590,556
SOFR + 1.34%, 4.54%, 9/19/2030 (a) (b)	5,634,000	5,557,040
SOFR + 1.89%, 4.66%, 5/24/2028 (b)	2,690,000	2,691,775
SOFR + 0.87%, 4.79%, 3/4/2029 (b)	5,256,000	5,265,881
SOFR + 2.09%, 4.91%, 5/24/2033 (a) (b)	995,000	974,672

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.36%, 5.17%, 2/13/2030 (b)	$5,276,000	$5,338,362
SOFR + 1.47%, 5.33%, 3/27/2036 (b)	21,925,000	21,829,188
5 yr. CMT + 1.73%, 5.41%, 9/19/2039 (b)	1,883,000	1,800,713
SOFR + 1.45%, 5.45%, 6/11/2035 (b)	3,922,000	3,946,160
5 yr. CMT + 1.28%, 5.59%, 11/19/2034 (a) (b)	2,038,000	2,043,441
SOFR + 2.06%, 5.83%, 2/13/2035 (b)	4,541,000	4,512,755
5.88%, 2/22/2033	1,578,000	1,628,180
6.00%, 10/31/2033	1,819,000	1,890,014
SOFR + 1.83%, 6.02%, 1/24/2036 (b)	5,707,000	5,753,284
SOFR + 2.66%, 6.17%, 5/25/2034 (b)	6,029,000	6,162,301
SOFR + 2.34%, 6.27%, 11/17/2033 (b)	6,841,000	7,258,096
6.63%, 1/15/2028	1,292,000	1,365,373
6.63%, 6/15/2032 (a)	1,274,000	1,372,557
Citizens Bank NA SOFR + 2.00%, 4.58%, 8/9/2028 (b)	1,784,000	1,778,880
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	1,588,000	1,413,908
2.64%, 9/30/2032	1,626,000	1,336,751
2.85%, 7/27/2026	1,521,000	1,486,793
3.25%, 4/30/2030	236,000	216,749
SOFR + 1.26%, 5.25%, 3/5/2031 (b)	1,937,000	1,947,053
5 yr. CMT + 2.75%, 5.64%, 5/21/2037 (b)	1,621,000	1,581,723
SOFR + 1.91%, 5.72%, 7/23/2032 (b)	1,982,000	2,017,795
SOFR + 2.01%, 5.84%, 1/23/2030 (a) (b)	1,986,000	2,038,927
SOFR + 2.33%, 6.65%, 4/25/2035 (b)	1,804,000	1,918,247
Comerica Bank SOFR + 2.61%, 5.33%, 8/25/2033 (b)	1,835,000	1,768,188
Comerica, Inc.:
4.00%, 2/1/2029 (a)	1,812,000	1,741,296
SOFR + 2.16%, 5.98%, 1/30/2030 (b)	1,924,000	1,955,053
Commonwealth Bank of Australia:
4.42%, 3/14/2028	3,303,000	3,316,443
4.58%, 11/27/2026	2,157,000	2,168,648
Cooperatieve Rabobank UA:
3.75%, 7/21/2026	3,315,000	3,271,673
4.33%, 8/28/2026 (a)	1,655,000	1,655,397
4.49%, 10/17/2029	1,690,000	1,686,975
4.80%, 1/9/2029 (a)	1,544,000	1,563,439
4.88%, 1/21/2028 (a)	1,729,000	1,754,278
Security Description	Principal Amount	Value
5.04%, 3/5/2027	$1,565,000	$1,587,145
Deutsche Bank AG:
SOFR + 1.22%, 2.31%, 11/16/2027 (b)	3,160,000	3,036,318
SOFR + 1.32%, 2.55%, 1/7/2028 (a) (b)	2,145,000	2,063,082
SOFR + 1.72%, 3.04%, 5/28/2032 (b)	1,537,500	1,345,835
SOFR + 3.04%, 3.55%, 9/18/2031 (b)	2,770,000	2,547,874
SOFR + 2.76%, 3.73%, 1/14/2032 (a) (b)	1,905,000	1,711,395
SOFR + 2.26%, 3.74%, 1/7/2033 (b)	2,383,000	2,090,654
5 yr. USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (b)	1,482,000	1,451,486
SOFR + 1.70%, 5.00%, 9/11/2030 (b)	1,978,000	1,967,161
5.37%, 9/9/2027 (a)	1,233,000	1,259,682
SOFR + 1.21%, 5.37%, 1/10/2029 (b)	3,560,000	3,597,736
SOFR + 2.05%, 5.40%, 9/11/2035 (a) (b)	2,297,000	2,239,483
5.41%, 5/10/2029	1,597,000	1,640,135
SOFR + 1.59%, 5.71%, 2/8/2028 (b)	1,600,000	1,623,904
SOFR + 5.44%, 5.88%, 7/8/2031 (a) (b)	1,419,000	1,429,955
SOFR + 3.18%, 6.72%, 1/18/2029 (b)	2,173,000	2,272,024
SOFR + 2.51%, 6.82%, 11/20/2029 (b)	2,615,000	2,773,417
SOFR + 3.65%, 7.08%, 2/10/2034 (b)	2,589,000	2,723,240
SOFR + 2.52%, 7.15%, 7/13/2027 (b)	2,241,000	2,304,286
Discover Bank:
2.70%, 2/6/2030	792,000	709,117
3.45%, 7/27/2026	1,804,000	1,773,458
4.65%, 9/13/2028	4,387,000	4,349,667
5 yr. USD ICE Swap + 1.73%, 5.97%, 8/9/2028 (b)	615,000	631,095
Fifth Third Bancorp:
SOFR + 0.69%, 1.71%, 11/1/2027 (b)	1,497,000	1,427,449
2.55%, 5/5/2027	1,978,000	1,898,207
3.95%, 3/14/2028 (a)	1,680,000	1,648,937
SOFR + 1.36%, 4.06%, 4/25/2028 (a) (b)	1,459,000	1,440,690
SOFR + 1.66%, 4.34%, 4/25/2033 (a) (b)	1,007,000	946,661
SOFR + 1.49%, 4.90%, 9/6/2030 (a) (b)	1,236,000	1,233,009
SOFR + 1.84%, 5.63%, 1/29/2032 (a) (b)	1,857,000	1,899,451

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 2.34%, 6.34%, 7/27/2029 (b)	$2,224,000	$2,321,834
SOFR + 2.19%, 6.36%, 10/27/2028 (b)	1,924,000	1,998,728
Fifth Third Bank NA:
Series BKNT, 2.25%, 2/1/2027	1,792,000	1,724,567
SOFR + 0.81%, 4.97%, 1/28/2028 (b)	1,834,000	1,844,729
First Citizens BancShares, Inc.:
SOFR + 1.41%, 5.23%, 3/12/2031 (b)	3,178,000	3,181,877
5 yr. CMT + 1.97%, 6.25%, 3/12/2040 (b)	3,328,000	3,277,015
First Horizon Bank 5.75%, 5/1/2030 (a)	1,397,000	1,412,060
First Horizon Corp. SOFR + 1.77%, 5.51%, 3/7/2031 (a) (b)	1,484,000	1,491,420
First-Citizens Bank & Trust Co. 6.13%, 3/9/2028	1,783,000	1,851,414
FNB Corp. SOFR + 1.93%, 5.72%, 12/11/2030 (b)	1,649,000	1,647,664
Goldman Sachs Bank USA SOFR + 0.75%, 5.41%, 5/21/2027 (b)	6,054,000	6,111,150
Goldman Sachs Capital I 6.35%, 2/15/2034	1,738,000	1,835,571
Goldman Sachs Group, Inc.:
SOFR + 0.82%, 1.54%, 9/10/2027 (b)	5,178,000	4,951,980
SOFR + 0.91%, 1.95%, 10/21/2027 (b)	10,116,000	9,704,987
SOFR + 1.09%, 1.99%, 1/27/2032 (b)	6,741,000	5,709,560
SOFR + 1.25%, 2.38%, 7/21/2032 (b)	7,665,000	6,563,463
2.60%, 2/7/2030	7,400,000	6,701,292
SOFR + 1.28%, 2.62%, 4/22/2032 (b)	6,746,000	5,887,437
SOFR + 1.11%, 2.64%, 2/24/2028 (b)	5,590,000	5,390,884
SOFR + 1.26%, 2.65%, 10/21/2032 (b)	5,341,000	4,615,372
SOFR + 1.41%, 3.10%, 2/24/2033 (b)	7,122,000	6,274,909
3.50%, 11/16/2026	5,186,000	5,104,061
SOFR + 1.85%, 3.62%, 3/15/2028 (b)	5,972,000	5,859,189
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (b)	4,605,000	4,515,202
3.80%, 3/15/2030	5,789,000	5,538,278
3 mo. USD Term SOFR + 1.42%, 3.81%, 4/23/2029 (b)	4,726,000	4,614,183
Security Description	Principal Amount	Value
3.85%, 1/26/2027	$6,727,000	$6,661,210
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (b)	6,655,000	6,562,362
SOFR + 1.51%, 4.39%, 6/15/2027 (b)	1,507,000	1,504,182
SOFR + 1.73%, 4.48%, 8/23/2028 (b)	4,423,000	4,411,102
SOFR + 1.14%, 4.69%, 10/23/2030 (b)	3,431,000	3,408,973
SOFR + 1.42%, 5.02%, 10/23/2035 (b)	6,542,000	6,362,226
SOFR + 1.21%, 5.05%, 7/23/2030 (a) (b)	4,573,000	4,610,682
SOFR + 1.08%, 5.21%, 1/28/2031 (a) (b)	4,314,000	4,372,455
SOFR + 1.55%, 5.33%, 7/23/2035 (b)	5,485,000	5,458,891
SOFR + 1.38%, 5.54%, 1/28/2036 (b)	5,516,000	5,589,859
SOFR + 1.27%, 5.73%, 4/25/2030 (b)	4,648,000	4,797,944
SOFR + 1.55%, 5.85%, 4/25/2035 (b)	4,618,000	4,768,454
5.95%, 1/15/2027	1,952,000	2,002,088
6.13%, 2/15/2033	1,745,000	1,879,766
SOFR + 1.77%, 6.48%, 10/24/2029 (b)	5,181,000	5,473,519
SOFR + 1.95%, 6.56%, 10/24/2034 (a) (b)	2,407,000	2,624,208
HSBC Bank USA NA 5.88%, 11/1/2034	250,000	258,580
HSBC Holdings PLC:
SOFR + 1.29%, 1.59%, 5/24/2027 (b)	3,413,000	3,297,299
SOFR + 1.73%, 2.01%, 9/22/2028 (b)	3,387,000	3,167,285
SOFR + 1.29%, 2.21%, 8/17/2029 (b)	6,551,000	6,001,371
SOFR + 1.10%, 2.25%, 11/22/2027 (b)	2,305,000	2,215,935
SOFR + 1.95%, 2.36%, 8/18/2031 (b)	2,656,000	2,312,420
SOFR + 1.19%, 2.80%, 5/24/2032 (b)	5,517,000	4,820,755
SOFR + 2.39%, 2.85%, 6/4/2031 (b)	2,423,000	2,176,145
SOFR + 1.41%, 2.87%, 11/22/2032 (b)	3,011,000	2,614,180
3.90%, 5/25/2026	2,217,000	2,203,565
3 mo. USD Term SOFR + 1.87%, 3.97%, 5/22/2030 (b)	9,629,000	9,267,527
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (b)	4,660,000	4,602,076
4.38%, 11/23/2026 (a)	758,000	753,528

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (b)	$5,468,000	$5,418,843
SOFR + 2.11%, 4.76%, 6/9/2028 (b)	3,939,000	3,935,179
SOFR + 2.53%, 4.76%, 3/29/2033 (b)	3,563,000	3,399,173
SOFR + 1.03%, 4.90%, 3/3/2029 (b)	3,656,000	3,663,531
4.95%, 3/31/2030	4,322,000	4,337,905
SOFR + 1.04%, 5.13%, 11/19/2028 (b)	2,820,000	2,841,658
SOFR + 1.29%, 5.13%, 3/3/2031 (b)	15,922,000	15,971,677
SOFR + 2.61%, 5.21%, 8/11/2028 (a) (b)	4,097,000	4,137,437
SOFR + 1.29%, 5.29%, 11/19/2030 (b)	3,919,000	3,961,051
SOFR + 2.87%, 5.40%, 8/11/2033 (a) (b)	350,000	353,042
SOFR + 1.56%, 5.45%, 3/3/2036 (a) (b)	3,868,000	3,847,500
SOFR + 1.46%, 5.55%, 3/4/2030 (b)	2,265,000	2,314,015
SOFR + 1.06%, 5.60%, 5/17/2028 (b)	3,155,000	3,205,354
SOFR + 1.78%, 5.72%, 3/4/2035 (a) (b)	2,070,000	2,118,811
SOFR + 1.52%, 5.73%, 5/17/2032 (b)	2,516,000	2,591,631
SOFR + 1.90%, 5.87%, 11/18/2035 (b)	3,153,000	3,127,429
SOFR + 1.57%, 5.89%, 8/14/2027 (b)	3,778,000	3,836,937
SOFR + 1.97%, 6.16%, 3/9/2029 (b)	3,289,000	3,408,917
SOFR + 2.39%, 6.25%, 3/9/2034 (a) (b)	4,109,000	4,343,254
SOFR + 2.98%, 6.55%, 6/20/2034 (b)	5,674,000	5,913,726
SOFR + 3.35%, 7.39%, 11/3/2028 (b)	4,151,000	4,411,392
SOFR + 3.02%, 7.40%, 11/13/2034 (b)	3,705,000	4,067,979
SOFR + 4.25%, 8.11%, 11/3/2033 (b)	3,629,000	4,127,080
HSBC USA, Inc. 5.29%, 3/4/2027 (a)	1,766,000	1,796,711
Huntington Bancshares, Inc.:
5 yr. CMT + 1.17%, 2.49%, 8/15/2036 (b)	2,037,000	1,676,207
SOFR + 1.97%, 4.44%, 8/4/2028 (b)	978,000	971,496
SOFR + 2.05%, 5.02%, 5/17/2033 (b)	1,566,000	1,529,340
SOFR + 1.28%, 5.27%, 1/15/2031 (b)	1,530,000	1,544,566
Security Description	Principal Amount	Value
SOFR + 1.87%, 5.71%, 2/2/2035 (a) (b)	$2,162,000	$2,184,766
5 yr. CMT + 1.70%, 6.14%, 11/18/2039 (b)	1,615,000	1,628,211
SOFR + 2.02%, 6.21%, 8/21/2029 (b)	2,733,000	2,844,698
Huntington National Bank:
SOFR + 1.65%, 4.55%, 5/17/2028 (b)	1,681,000	1,677,739
SOFR + 0.72%, 4.87%, 4/12/2028 (b)	2,302,000	2,310,425
5.65%, 1/10/2030 (a)	1,623,000	1,673,443
ING Groep NV:
SOFR + 1.01%, 1.73%, 4/1/2027 (b)	1,875,000	1,820,850
SOFR + 1.32%, 2.73%, 4/1/2032 (a) (b)	1,602,000	1,410,721
3.95%, 3/29/2027	2,382,000	2,353,630
SOFR + 1.83%, 4.02%, 3/28/2028 (a) (b)	2,411,000	2,383,587
4.05%, 4/9/2029 (a)	1,081,000	1,053,932
SOFR + 2.07%, 4.25%, 3/28/2033 (b)	922,000	871,640
4.55%, 10/2/2028 (a)	2,320,000	2,307,959
SOFR + 1.01%, 4.86%, 3/25/2029 (b)	1,865,000	1,871,901
SOFR + 1.23%, 5.07%, 3/25/2031 (b)	4,085,000	4,100,319
SOFR + 1.44%, 5.34%, 3/19/2030 (a) (b)	2,342,000	2,385,233
SOFR + 1.61%, 5.53%, 3/25/2036 (a) (b)	3,260,000	3,265,216
SOFR + 1.77%, 5.55%, 3/19/2035 (b)	2,782,000	2,802,003
SOFR + 1.56%, 6.08%, 9/11/2027 (b)	2,024,000	2,064,966
SOFR + 2.09%, 6.11%, 9/11/2034 (b)	2,061,000	2,160,320
JPMorgan Chase & Co.:
SOFR + 0.77%, 1.47%, 9/22/2027 (b)	5,121,000	4,897,673
SOFR + 0.89%, 1.58%, 4/22/2027 (b)	6,574,000	6,373,559
3 mo. USD Term SOFR + 1.11%, 1.76%, 11/19/2031 (b)	1,921,000	1,628,835
SOFR + 1.07%, 1.95%, 2/4/2032 (b)	5,518,000	4,692,342
SOFR + 1.02%, 2.07%, 6/1/2029 (b)	3,352,000	3,103,181
SOFR + 1.89%, 2.18%, 6/1/2028 (b)	2,573,000	2,447,103
SOFR + 2.04%, 2.52%, 4/22/2031 (b)	4,819,000	4,322,113
SOFR + 1.18%, 2.55%, 11/8/2032 (b)	5,352,000	4,629,373

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (b)	$7,658,000	$6,727,630
3 mo. USD Term SOFR + 1.51%, 2.74%, 10/15/2030 (b)	7,200,000	6,607,800
2.95%, 10/1/2026	8,929,000	8,752,206
SOFR + 1.17%, 2.95%, 2/24/2028 (b)	3,114,000	3,023,414
3 mo. USD Term SOFR + 2.52%, 2.96%, 5/13/2031 (b)	5,778,000	5,247,117
SOFR + 1.26%, 2.96%, 1/25/2033 (b)	6,648,000	5,870,051
3.30%, 4/1/2026	4,591,000	4,546,880
3 mo. USD Term SOFR + 1.21%, 3.51%, 1/23/2029 (b)	4,299,000	4,176,521
3 mo. USD Term SOFR + 1.64%, 3.54%, 5/1/2028 (b)	4,435,000	4,346,078
3.63%, 12/1/2027	7,935,000	7,787,806
3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (b)	5,493,000	5,280,036
3 mo. USD Term SOFR + 1.60%, 3.78%, 2/1/2028 (b)	5,245,000	5,173,353
3 mo. USD Term SOFR + 1.38%, 4.01%, 4/23/2029 (b)	3,590,000	3,527,642
4.13%, 12/15/2026	3,669,000	3,656,012
3 mo. USD Term SOFR + 1.52%, 4.20%, 7/23/2029 (b)	3,977,000	3,923,549
4.25%, 10/1/2027	2,126,000	2,124,044
SOFR + 1.56%, 4.32%, 4/26/2028 (b)	5,795,000	5,766,604
3 mo. USD Term SOFR + 1.59%, 4.45%, 12/5/2029 (b)	4,650,000	4,615,869
3 mo. USD Term SOFR + 3.79%, 4.49%, 3/24/2031 (b)	995,000	982,174
SOFR + 0.86%, 4.51%, 10/22/2028 (b)	5,488,000	5,478,945
SOFR + 1.75%, 4.57%, 6/14/2030 (b)	3,865,000	3,842,622
SOFR + 1.80%, 4.59%, 4/26/2033 (b)	4,775,000	4,646,409
SOFR + 1.04%, 4.60%, 10/22/2030 (b)	4,456,000	4,422,535
SOFR + 1.99%, 4.85%, 7/25/2028 (b)	6,471,000	6,508,338
SOFR + 2.08%, 4.91%, 7/25/2033 (b)	8,493,000	8,424,037
SOFR + 0.80%, 4.92%, 1/24/2029 (b)	3,082,000	3,110,324
Security Description	Principal Amount	Value
SOFR + 1.34%, 4.95%, 10/22/2035 (b)	$4,761,000	$4,660,162
SOFR + 0.93%, 4.98%, 7/22/2028 (b)	3,675,000	3,706,825
SOFR + 1.13%, 5.00%, 7/22/2030 (b)	5,106,000	5,152,005
SOFR + 1.31%, 5.01%, 1/23/2030 (b)	5,146,000	5,201,319
SOFR + 1.19%, 5.04%, 1/23/2028 (b)	4,624,000	4,663,489
SOFR + 0.90%, 5.14%, 1/24/2031 (b)	4,813,000	4,890,008
SOFR + 1.46%, 5.29%, 7/22/2035 (b)	6,594,000	6,626,442
SOFR + 1.45%, 5.30%, 7/24/2029 (b)	4,532,000	4,622,957
SOFR + 1.62%, 5.34%, 1/23/2035 (b)	4,567,000	4,606,824
SOFR + 1.85%, 5.35%, 6/1/2034 (b)	8,668,000	8,813,796
SOFR + 1.32%, 5.50%, 1/24/2036 (b)	9,969,000	10,186,125
SOFR + 0.93%, 5.57%, 4/22/2028 (b)	4,518,000	4,608,179
SOFR + 1.16%, 5.58%, 4/22/2030 (b)	5,063,000	5,221,725
SOFR + 2.58%, 5.72%, 9/14/2033 (b)	25,852,000	26,562,930
SOFR + 1.49%, 5.77%, 4/22/2035 (b)	5,703,000	5,923,079
SOFR + 1.33%, 6.07%, 10/22/2027 (b)	2,950,000	3,019,443
SOFR + 1.57%, 6.09%, 10/23/2029 (b)	3,885,000	4,066,274
SOFR + 1.81%, 6.25%, 10/23/2034 (b)	5,390,000	5,783,200
7.63%, 10/15/2026	1,979,000	2,076,802
8.00%, 4/29/2027	3,023,000	3,236,061
8.75%, 9/1/2030	871,000	1,026,474
JPMorgan Chase Bank NA 5.11%, 12/8/2026	4,891,000	4,953,849
KeyBank NA:
3.40%, 5/20/2026	3,257,000	3,207,266
3.90%, 4/13/2029	1,565,000	1,502,697
4.39%, 12/14/2027	861,000	854,749
4.90%, 8/8/2032 (a)	1,956,000	1,868,606
5.00%, 1/26/2033	1,648,000	1,604,855
5.85%, 11/15/2027 (a)	1,567,000	1,609,215
6.95%, 2/1/2028 (a)	978,000	1,031,154
KeyCorp:
Series MTN, 2.25%, 4/6/2027	1,758,000	1,676,306
Series MTN, 4.10%, 4/30/2028 (a)	702,000	687,890
Series MTN, SOFR + 2.06%, 4.79%, 6/1/2033 (b)	1,501,000	1,438,153

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, SOFR + 1.23%, 5.12%, 4/4/2031 (b)	$1,937,000	$1,943,818
SOFR + 2.42%, 6.40%, 3/6/2035 (a) (b)	1,823,000	1,924,669
Lloyds Banking Group PLC:
1 yr. CMT + 0.85%, 1.63%, 5/11/2027 (a) (b)	2,409,000	2,329,551
3 mo. USD Term SOFR + 1.21%, 3.57%, 11/7/2028 (b)	3,365,000	3,268,761
3.75%, 1/11/2027	2,347,000	2,314,330
1 yr. CMT + 1.80%, 3.75%, 3/18/2028 (b)	1,606,000	1,577,237
4.38%, 3/22/2028	2,999,000	2,971,649
4.55%, 8/16/2028	2,433,000	2,422,952
1 yr. CMT + 2.30%, 4.98%, 8/11/2033 (a) (b)	2,151,000	2,104,624
1 yr. CMT + 0.85%, 5.09%, 11/26/2028 (b)	2,144,000	2,163,167
1 yr. CMT + 1.38%, 5.46%, 1/5/2028 (b)	2,583,000	2,615,055
1 yr. CMT + 1.20%, 5.59%, 11/26/2035 (b)	1,798,000	1,801,542
1 yr. CMT + 1.75%, 5.68%, 1/5/2035 (b)	3,771,000	3,811,651
1 yr. CMT + 1.07%, 5.72%, 6/5/2030 (b)	2,703,000	2,781,928
1 yr. CMT + 1.70%, 5.87%, 3/6/2029 (b)	2,160,000	2,227,262
1 yr. CMT + 1.48%, 5.99%, 8/7/2027 (b)	2,581,000	2,623,174
1 yr. CMT + 3.75%, 7.95%, 11/15/2033 (b)	1,645,000	1,868,687
M&T Bank Corp.:
SOFR + 1.78%, 4.55%, 8/16/2028 (b)	1,991,000	1,976,744
SOFR + 1.85%, 5.05%, 1/27/2034 (b)	3,722,000	3,596,717
Series MTN, SOFR + 1.61%, 5.39%, 1/16/2036 (a) (b)	746,000	731,505
SOFR + 2.26%, 6.08%, 3/13/2032 (a) (b)	1,756,000	1,817,688
Manufacturers & Traders Trust Co.:
3.40%, 8/17/2027	2,704,000	2,619,987
4.70%, 1/27/2028	1,892,000	1,894,479
Mitsubishi UFJ Financial Group, Inc.:
1 yr. CMT + 0.75%, 1.54%, 7/20/2027 (b)	6,471,000	6,226,526
1 yr. CMT + 0.67%, 1.64%, 10/13/2027 (b)	4,268,000	4,083,068
2.05%, 7/17/2030	2,346,000	2,043,061
1 yr. CMT + 0.95%, 2.31%, 7/20/2032 (b)	3,262,000	2,794,392
Security Description	Principal Amount	Value
1 yr. CMT + 0.83%, 2.34%, 1/19/2028 (b)	$2,457,000	$2,362,651
1 yr. CMT + 0.97%, 2.49%, 10/13/2032 (b)	1,748,000	1,505,587
2.56%, 2/25/2030	1,451,000	1,312,241
2.76%, 9/13/2026	1,607,000	1,569,155
1 yr. CMT + 1.10%, 2.85%, 1/19/2033 (b)	1,599,000	1,394,632
3.20%, 7/18/2029	2,098,000	1,978,351
3.29%, 7/25/2027 (a)	923,000	901,383
3.68%, 2/22/2027 (a)	1,110,000	1,095,825
3.74%, 3/7/2029 (a)	2,585,000	2,507,631
3.96%, 3/2/2028 (a)	2,355,000	2,323,655
4.05%, 9/11/2028 (a)	1,134,000	1,118,918
1 yr. CMT + 1.30%, 4.08%, 4/19/2028 (b)	1,902,000	1,883,170
1 yr. CMT + 1.55%, 4.32%, 4/19/2033 (b)	916,000	872,334
1 yr. CMT + 1.95%, 5.02%, 7/20/2028 (b)	2,604,000	2,627,957
1 yr. CMT + 2.13%, 5.13%, 7/20/2033 (b)	2,829,000	2,833,074
1 yr. CMT + 0.78%, 5.20%, 1/16/2031 (b)	2,765,000	2,808,549
1 yr. CMT + 1.70%, 5.24%, 4/19/2029 (a) (b)	1,686,000	1,714,257
1 yr. CMT + 0.82%, 5.26%, 4/17/2030 (b)	1,343,000	1,367,872
1 yr. CMT + 1.90%, 5.35%, 9/13/2028 (a) (b)	2,204,000	2,243,936
1 yr. CMT + 1.97%, 5.41%, 4/19/2034 (a) (b)	1,229,000	1,256,222
1 yr. CMT + 1.38%, 5.42%, 2/22/2029 (a) (b)	1,560,000	1,594,133
1 yr. CMT + 1.00%, 5.43%, 4/17/2035 (a) (b)	2,917,000	2,952,617
1 yr. CMT + 1.63%, 5.44%, 2/22/2034 (a) (b)	2,408,000	2,456,329
1 yr. CMT + 2.13%, 5.47%, 9/13/2033 (a) (b)	925,000	943,324
1 yr. CMT + 1.53%, 5.48%, 2/22/2031 (a) (b)	1,636,000	1,682,544
1 yr. CMT + 0.95%, 5.57%, 1/16/2036 (a) (b)	1,764,000	1,801,820
Mizuho Financial Group, Inc.:
1 yr. CMT + 0.67%, 1.23%, 5/22/2027 (b)	3,153,000	3,034,447
1 yr. CMT + 0.75%, 1.55%, 7/9/2027 (b)	1,899,000	1,827,920
3 mo. USD Term SOFR + 1.53%, 1.98%, 9/8/2031 (b)	1,185,000	1,017,749
1 yr. CMT + 0.87%, 2.17%, 5/22/2032 (b)	1,936,000	1,646,297
3 mo. USD Term SOFR + 1.77%, 2.20%, 7/10/2031 (b)	1,702,000	1,486,493

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
1 yr. CMT + 0.90%, 2.26%, 7/9/2032 (b)	$917,000	$782,302
2.56%, 9/13/2031	1,106,000	948,406
3 mo. USD Term SOFR + 1.33%, 2.59%, 5/25/2031 (b)	1,687,000	1,506,812
2.84%, 9/13/2026	3,145,000	3,074,426
3 mo. USD Term SOFR + 1.57%, 2.87%, 9/13/2030 (b)	1,236,000	1,137,726
3 mo. USD Term SOFR + 1.39%, 3.15%, 7/16/2030 (b)	1,784,000	1,667,630
3.17%, 9/11/2027 (a)	1,933,000	1,875,745
1 yr. CMT + 1.25%, 3.26%, 5/22/2030 (b)	1,444,000	1,359,425
3.66%, 2/28/2027 (a)	1,371,000	1,352,258
4.02%, 3/5/2028 (a)	2,369,000	2,338,085
3 mo. USD Term SOFR + 1.53%, 4.25%, 9/11/2029 (a) (b)	1,428,000	1,406,280
1 yr. CMT + 0.82%, 5.10%, 5/13/2031 (a) (b)	1,638,000	1,653,037
1 yr. CMT + 1.08%, 5.38%, 7/10/2030 (b)	1,557,000	1,589,292
1 yr. CMT + 1.12%, 5.38%, 5/26/2030 (a) (b)	1,812,000	1,848,657
1 yr. CMT + 2.05%, 5.41%, 9/13/2028 (b)	1,439,000	1,467,147
1 yr. CMT + 1.30%, 5.58%, 5/26/2035 (a) (b)	847,000	865,583
1 yr. CMT + 1.30%, 5.59%, 7/10/2035 (a) (b)	1,674,000	1,711,715
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (a) (b)	1,360,000	1,397,713
1 yr. CMT + 2.40%, 5.67%, 9/13/2033 (b)	1,487,000	1,531,223
1 yr. CMT + 1.65%, 5.74%, 5/27/2031 (a) (b)	1,007,000	1,043,413
1 yr. CMT + 1.80%, 5.75%, 5/27/2034 (a) (b)	1,795,000	1,855,402
1 yr. CMT + 1.90%, 5.75%, 7/6/2034 (b)	1,516,000	1,564,330
1 yr. CMT + 1.65%, 5.78%, 7/6/2029 (b)	2,674,000	2,759,809
Morgan Stanley:
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (b)	13,899,000	13,357,912
SOFR + 0.88%, 1.59%, 5/4/2027 (b)	7,383,000	7,148,959
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (b)	5,301,000	4,434,074
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (b)	4,673,000	3,912,796
Security Description	Principal Amount	Value
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (b)	$6,735,000	$5,720,507
SOFR + 1.00%, 2.48%, 1/21/2028 (b)	3,832,000	3,695,428
SOFR + 1.36%, 2.48%, 9/16/2036 (b)	5,564,000	4,608,105
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (b)	3,970,000	3,406,538
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (b)	6,712,000	6,085,233
SOFR + 1.29%, 2.94%, 1/21/2033 (b)	4,699,000	4,118,627
Series MTN, 3.13%, 7/27/2026	5,753,000	5,653,703
3.59%, 7/22/2028 (a) (b)	5,813,000	5,665,582
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (b)	5,452,000	5,143,035
3.63%, 1/20/2027	5,701,000	5,637,890
Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (b)	5,733,000	5,605,957
3.95%, 4/23/2027	3,569,000	3,528,706
SOFR + 1.61%, 4.21%, 4/20/2028 (a) (b)	4,423,000	4,390,358
Series GMTN, 4.35%, 9/8/2026	1,019,000	1,014,343
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (b)	5,808,000	5,733,077
SOFR + 1.10%, 4.65%, 10/18/2030 (b)	4,859,000	4,819,934
SOFR + 2.08%, 4.89%, 7/20/2033 (b)	3,481,000	3,431,883
SOFR + 1.22%, 5.04%, 7/19/2030 (b)	4,322,000	4,354,156
SOFR + 1.73%, 5.12%, 2/1/2029 (a) (b)	4,817,000	4,882,126
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (a) (b)	5,031,000	5,097,711
SOFR + 1.45%, 5.17%, 1/16/2030 (b)	4,212,000	4,267,388
SOFR + 1.11%, 5.23%, 1/15/2031 (a) (b)	4,848,000	4,924,841
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (b)	5,458,000	5,456,144
SOFR + 2.62%, 5.30%, 4/20/2037 (b)	3,012,000	2,951,368
SOFR + 1.56%, 5.32%, 7/19/2035 (b)	6,268,000	6,258,097
Series MTN, SOFR + 1.88%, 5.42%, 7/21/2034 (b)	4,186,000	4,232,255
SOFR + 1.63%, 5.45%, 7/20/2029 (b)	4,214,000	4,308,309
SOFR + 1.73%, 5.47%, 1/18/2035 (b)	4,503,000	4,557,396

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.42%, 5.59%, 1/18/2036 (b)	$5,408,000	$5,520,054
Series MTN, SOFR + 1.01%, 5.65%, 4/13/2028 (b)	1,940,000	1,979,188
SOFR + 1.26%, 5.66%, 4/18/2030 (b)	4,497,000	4,635,463
SOFR + 1.58%, 5.83%, 4/19/2035 (b)	24,655,000	25,549,483
5 yr. CMT + 1.80%, 5.94%, 2/7/2039 (b)	2,647,000	2,669,658
5 yr. CMT + 2.43%, 5.95%, 1/19/2038 (b)	3,709,000	3,743,382
Series MTN, 6.25%, 8/9/2026	1,576,000	1,612,831
SOFR + 2.24%, 6.30%, 10/18/2028 (b)	4,257,000	4,427,408
SOFR + 2.56%, 6.34%, 10/18/2033 (b)	5,298,000	5,676,966
SOFR + 1.83%, 6.41%, 11/1/2029 (b)	2,494,000	2,631,245
SOFR + 2.05%, 6.63%, 11/1/2034 (b)	3,329,000	3,629,908
7.25%, 4/1/2032 (a)	1,919,000	2,183,688
Morgan Stanley Bank NA:
SOFR + 0.68%, 4.45%, 10/15/2027 (b)	7,106,000	7,097,402
4.75%, 4/21/2026	2,648,000	2,656,712
SOFR + 1.08%, 4.95%, 1/14/2028 (b)	2,715,000	2,732,512
SOFR + 0.93%, 4.97%, 7/14/2028 (b)	2,744,000	2,767,379
SOFR + 0.91%, 5.02%, 1/12/2029 (a) (b)	3,407,000	3,446,964
SOFR + 0.87%, 5.50%, 5/26/2028 (b)	3,671,000	3,738,546
5.88%, 10/30/2026	2,819,000	2,881,328
National Australia Bank Ltd.:
2.50%, 7/12/2026	1,942,000	1,901,140
3.91%, 6/9/2027	1,816,000	1,800,836
4.50%, 10/26/2027	1,780,000	1,788,063
4.79%, 1/10/2029 (a)	1,256,000	1,271,826
4.90%, 6/13/2028	1,850,000	1,879,896
4.90%, 1/14/2030 (a)	1,886,000	1,920,533
4.94%, 1/12/2028 (a)	3,815,000	3,877,337
5.09%, 6/11/2027	1,374,000	1,396,492
National Bank of Canada:
4.50%, 10/10/2029 (a)	1,935,000	1,913,792
SOFR + 0.80%, 4.95%, 2/1/2028 (a) (b)	743,000	747,882
5.60%, 12/18/2028	1,828,000	1,882,931
SOFR + 1.04%, 5.60%, 7/2/2027 (a) (b)	1,770,000	1,791,541
NatWest Group PLC:
1 yr. CMT + 0.90%, 1.64%, 6/14/2027 (b)	3,259,000	3,144,185
5 yr. CMT + 2.35%, 3.03%, 11/28/2035 (b)	1,706,000	1,507,678
Security Description	Principal Amount	Value
1 yr. CMT + 2.55%, 3.07%, 5/22/2028 (b)	$1,945,000	$1,880,912
3 mo. USD Term SOFR + 1.87%, 4.45%, 5/8/2030 (b)	2,382,000	2,333,526
4.80%, 4/5/2026 (a)	2,853,000	2,862,073
3 mo. USD Term SOFR + 1.75%, 4.89%, 5/18/2029 (b)	5,016,250	5,021,116
1 yr. CMT + 1.22%, 4.96%, 8/15/2030 (b)	2,110,000	2,111,139
3 mo. USD Term SOFR + 1.91%, 5.08%, 1/27/2030 (b)	3,153,000	3,172,107
1 yr. CMT + 1.10%, 5.58%, 3/1/2028 (a) (b)	1,783,000	1,812,758
1 yr. CMT + 1.50%, 5.78%, 3/1/2035 (b)	2,505,000	2,554,574
1 yr. CMT + 1.95%, 5.81%, 9/13/2029 (b)	1,966,000	2,026,592
1 yr. CMT + 2.10%, 6.02%, 3/2/2034 (b)	1,494,000	1,558,033
5 yr. CMT + 2.20%, 6.48%, 6/1/2034 (b)	1,761,000	1,833,078
Northern Trust Corp.:
1.95%, 5/1/2030 (a)	1,625,000	1,432,259
3 mo. USD Term SOFR + 1.13%, 3.38%, 5/8/2032 (b)	1,936,000	1,871,280
3.65%, 8/3/2028 (a)	1,908,000	1,866,253
4.00%, 5/10/2027 (a)	1,928,000	1,917,280
6.13%, 11/2/2032 (a)	1,226,000	1,310,153
PNC Bank NA:
2.70%, 10/22/2029	1,432,000	1,311,010
3.10%, 10/25/2027	1,873,000	1,814,487
3.25%, 1/22/2028	3,077,000	2,981,151
4.05%, 7/26/2028	2,802,000	2,744,223
PNC Financial Services Group, Inc.:
1.15%, 8/13/2026	1,257,000	1,203,402
SOFR + 0.98%, 2.31%, 4/23/2032 (a) (b)	1,901,000	1,636,970
2.55%, 1/22/2030 (a)	3,660,000	3,315,923
2.60%, 7/23/2026	1,969,000	1,924,126
3.15%, 5/19/2027 (a)	1,944,000	1,892,290
3.45%, 4/23/2029 (a)	2,214,000	2,126,259
SOFR + 1.85%, 4.63%, 6/6/2033 (b)	1,078,000	1,026,849
SOFR + 1.26%, 4.81%, 10/21/2032 (a) (b)	2,816,000	2,784,433
SOFR + 1.93%, 5.07%, 1/24/2034 (b)	2,709,000	2,677,061
SOFR + 0.80%, 5.10%, 7/23/2027 (b)	2,862,000	2,877,827
SOFR + 1.07%, 5.22%, 1/29/2031 (a) (b)	1,719,000	1,748,825

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.34%, 5.30%, 1/21/2028 (a) (b)	$1,325,000	$1,342,583
SOFR + 1.62%, 5.35%, 12/2/2028 (b)	1,890,000	1,926,534
SOFR + 1.60%, 5.40%, 7/23/2035 (a) (b)	2,504,000	2,513,741
SOFR + 1.20%, 5.49%, 5/14/2030 (a) (b)	3,281,000	3,369,128
SOFR + 1.39%, 5.58%, 1/29/2036 (b)	3,360,000	3,416,717
SOFR + 1.84%, 5.58%, 6/12/2029 (b)	5,504,000	5,658,277
SOFR + 1.90%, 5.68%, 1/22/2035 (b)	2,416,000	2,473,622
SOFR + 1.95%, 5.94%, 8/18/2034 (b)	1,602,000	1,666,721
SOFR + 2.14%, 6.04%, 10/28/2033 (b)	2,599,000	2,725,831
SOFR + 1.73%, 6.62%, 10/20/2027 (b)	1,601,000	1,649,670
SOFR + 2.28%, 6.88%, 10/20/2034 (b)	4,289,000	4,741,833
Regions Financial Corp.:
1.80%, 8/12/2028	593,000	539,387
SOFR + 2.06%, 5.50%, 9/6/2035 (a) (b)	1,231,000	1,214,197
SOFR + 1.49%, 5.72%, 6/6/2030 (a) (b)	1,941,000	1,987,642
Royal Bank of Canada:
Series GMTN, 1.15%, 7/14/2026	1,576,000	1,515,072
1.20%, 4/27/2026	3,189,000	3,084,273
Series GMTN, 1.40%, 11/2/2026 (a)	1,724,000	1,648,334
2.05%, 1/21/2027 (a)	1,053,000	1,012,807
Series GMTN, 2.30%, 11/3/2031 (a)	2,352,000	2,017,169
3.63%, 5/4/2027 (a)	1,765,000	1,739,531
3.88%, 5/4/2032	1,225,000	1,147,837
Series GMTN, 4.24%, 8/3/2027	4,043,000	4,029,779
Series GMTN, SOFR + 0.72%, 4.51%, 10/18/2027 (b)	4,319,000	4,317,100
Series GMTN, SOFR + 0.86%, 4.52%, 10/18/2028 (b)	1,747,000	1,742,545
Series GMTN, SOFR + 1.08%, 4.65%, 10/18/2030 (b)	3,633,000	3,603,573
Series GMTN, SOFR + 0.81%, 4.72%, 3/27/2028 (a) (b)	4,985,000	4,999,556
Series GMTN, 4.88%, 1/19/2027	2,110,000	2,129,285
Series GMTN, 4.90%, 1/12/2028	1,306,000	1,320,810
Security Description	Principal Amount	Value
Series GMTN, 4.95%, 2/1/2029 (a)	$1,492,000	$1,510,247
Series GMTN, SOFR + 0.83%, 4.97%, 1/24/2029 (b)	1,763,000	1,776,328
Series GMTN, SOFR + 1.10%, 4.97%, 8/2/2030 (b)	2,398,000	2,413,227
Series GMTN, SOFR + 1.13%, 4.97%, 5/2/2031 (b)	6,580,000	6,613,361
Series GMTN, 5.00%, 2/1/2033	2,709,000	2,701,848
Series GMTN, 5.00%, 5/2/2033	1,158,000	1,153,032
Series GMTN, SOFR + 0.79%, 5.07%, 7/23/2027 (b)	1,795,000	1,806,488
Series GMTN, 5.15%, 2/1/2034 (a)	2,103,000	2,117,490
Series GMTN, SOFR + 1.03%, 5.15%, 2/4/2031 (b)	3,489,000	3,531,705
Series GMTN, 5.20%, 7/20/2026	1,771,000	1,789,011
Series GMTN, 5.20%, 8/1/2028	1,165,000	1,187,286
Series MTN, 6.00%, 11/1/2027	2,547,000	2,644,576
Santander Holdings USA, Inc.:
3.24%, 10/5/2026	1,863,000	1,820,188
4.40%, 7/13/2027 (a)	1,556,000	1,543,459
SOFR + 1.94%, 5.35%, 9/6/2030 (a) (b)	1,895,000	1,887,818
SOFR + 1.61%, 5.47%, 3/20/2029 (b)	5,051,000	5,078,629
SOFR + 1.88%, 5.74%, 3/20/2031 (b)	2,705,000	2,724,747
SOFR + 1.23%, 6.12%, 5/31/2027 (b)	1,392,000	1,409,456
SOFR + 2.50%, 6.17%, 1/9/2030 (b)	1,587,000	1,630,547
SOFR + 2.14%, 6.34%, 5/31/2035 (a) (b)	1,719,000	1,757,179
SOFR + 2.36%, 6.50%, 3/9/2029 (a) (b)	1,497,000	1,550,188
SOFR + 2.70%, 6.57%, 6/12/2029 (a) (b)	1,736,000	1,798,913
SOFR + 3.28%, 7.66%, 11/9/2031 (b)	1,065,000	1,172,128
Santander U.K. Group Holdings PLC:
SOFR + 0.99%, 1.67%, 6/14/2027 (b)	1,138,000	1,096,076
SOFR + 1.22%, 2.47%, 1/11/2028 (b)	1,890,000	1,815,477
SOFR + 1.48%, 2.90%, 3/15/2032 (b)	1,964,000	1,729,204

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.40%, 3.82%, 11/3/2028 (b)	$2,171,000	$2,111,884
SOFR + 1.55%, 4.86%, 9/11/2030 (b)	2,142,000	2,121,780
SOFR + 1.52%, 5.69%, 4/15/2031 (b)	2,363,000	2,411,134
SOFR + 2.60%, 6.53%, 1/10/2029 (b)	2,134,000	2,218,314
Standard Chartered Bank Series DMTN, 4.85%, 12/3/2027	570,000	575,090
Sumitomo Mitsui Financial Group, Inc.:
1.40%, 9/17/2026	3,371,000	3,227,732
1.71%, 1/12/2031	1,062,000	894,735
1.90%, 9/17/2028 (a)	3,618,000	3,309,240
2.13%, 7/8/2030	2,558,000	2,239,759
2.17%, 1/14/2027 (a)	2,473,000	2,378,977
2.22%, 9/17/2031 (a)	1,508,000	1,285,841
2.47%, 1/14/2029	1,040,000	962,281
2.63%, 7/14/2026	3,672,000	3,588,829
2.72%, 9/27/2029 (a)	1,290,000	1,185,897
2.75%, 1/15/2030	1,698,000	1,551,242
3.01%, 10/19/2026	2,747,000	2,688,104
3.04%, 7/16/2029	4,354,000	4,070,642
3.35%, 10/18/2027 (a)	1,723,000	1,676,686
3.36%, 7/12/2027 (a)	3,190,000	3,121,479
3.45%, 1/11/2027 (a)	2,071,000	2,039,624
3.54%, 1/17/2028	3,000,000	2,927,760
3.94%, 7/19/2028 (a)	792,000	778,734
4.31%, 10/16/2028 (a)	1,822,000	1,811,687
5.24%, 4/15/2030 (a)	1,873,000	1,908,587
5.32%, 7/9/2029 (a)	1,355,000	1,384,404
5.42%, 7/9/2031	3,415,000	3,504,473
5.45%, 1/15/2032 (a)	814,000	833,088
5.52%, 1/13/2028	2,989,000	3,067,551
5.56%, 7/9/2034 (a)	2,251,000	2,309,031
5.63%, 1/15/2035	814,000	836,092
5.71%, 1/13/2030	1,747,000	1,814,714
5.72%, 9/14/2028	1,531,000	1,585,550
5.77%, 1/13/2033 (a)	3,037,000	3,156,536
5.78%, 7/13/2033	1,537,000	1,602,430
5.80%, 7/13/2028 (a)	3,184,000	3,298,528
5.81%, 9/14/2033 (a)	1,633,000	1,712,968
5.85%, 7/13/2030	1,305,000	1,365,944
5.88%, 7/13/2026	1,939,000	1,972,041
Synchrony Bank 5.63%, 8/23/2027	1,571,000	1,594,298
Synovus Bank 5.63%, 2/15/2028 (a)	1,525,000	1,532,534
Synovus Financial Corp. SOFR + 2.35%, 6.17%, 11/1/2030 (b)	1,975,000	1,999,194
Security Description	Principal Amount	Value
Toronto-Dominion Bank:
Series MTN, 1.20%, 6/3/2026	$1,097,000	$1,056,894
Series MTN, 1.25%, 9/10/2026	6,198,000	5,927,395
1.95%, 1/12/2027	1,815,000	1,736,846
Series GMTN, 2.45%, 1/12/2032	1,711,000	1,458,456
Series MTN, 2.80%, 3/10/2027	1,966,000	1,905,840
Series MTN, 3.20%, 3/10/2032 (a)	2,777,000	2,476,612
5 yr. USD Swap + 2.21%, 3.63%, 9/15/2031 (b)	2,889,000	2,829,429
4.11%, 6/8/2027	3,790,000	3,762,409
4.46%, 6/8/2032	3,859,000	3,723,819
4.57%, 12/17/2026	2,467,000	2,470,355
Series MTN, 4.69%, 9/15/2027	2,655,000	2,670,877
4.78%, 12/17/2029 (a)	1,776,000	1,777,172
4.86%, 1/31/2028	2,206,000	2,228,501
Series GMTN, 4.98%, 4/5/2027	1,459,000	1,473,575
Series GMTN, 4.99%, 4/5/2029 (a)	1,983,000	2,008,125
5 yr. CMT + 1.50%, 5.15%, 9/10/2034 (b)	2,467,000	2,445,414
5.16%, 1/10/2028	2,283,000	2,320,510
5.26%, 12/11/2026 (a)	1,944,000	1,970,341
5.30%, 1/30/2032 (a)	1,214,000	1,234,116
Series MTN, 5.52%, 7/17/2028	1,826,000	1,876,745
Series MTN, 5.53%, 7/17/2026	3,476,000	3,522,613
Truist Bank:
2.25%, 3/11/2030	1,444,000	1,267,226
3.30%, 5/15/2026	5,431,000	5,352,576
3.80%, 10/30/2026	2,968,000	2,927,724
Truist Financial Corp.:
Series MTN, 1.13%, 8/3/2027 (a)	1,845,000	1,710,850
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (b)	1,902,000	1,741,414
Series MTN, 1.95%, 6/5/2030 (a)	1,840,000	1,600,046
Series MTN, 3.88%, 3/19/2029 (a)	3,031,000	2,929,734
Series MTN, SOFR + 1.37%, 4.12%, 6/6/2028 (a) (b)	1,699,000	1,687,124
Series MTN, SOFR + 1.44%, 4.87%, 1/26/2029 (b)	2,815,000	2,829,919
Series MTN, SOFR + 2.24%, 4.92%, 7/28/2033 (b)	1,710,000	1,631,340
Series MTN, SOFR + 1.85%, 5.12%, 1/26/2034 (a) (b)	2,433,000	2,384,218
Series MTN, SOFR + 1.57%, 5.15%, 8/5/2032 (b)	1,956,000	1,958,015

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 1.62%, 5.44%, 1/24/2030 (b)	$2,404,000	$2,453,426
Series MTN, SOFR + 1.92%, 5.71%, 1/24/2035 (b)	3,449,000	3,521,808
Series MTN, SOFR + 2.36%, 5.87%, 6/8/2034 (b)	2,870,000	2,950,360
Series MTN, SOFR + 2.05%, 6.05%, 6/8/2027 (b)	2,592,000	2,635,727
Series MTN, SOFR + 2.30%, 6.12%, 10/28/2033 (b)	1,494,000	1,568,685
Series MTN, SOFR + 2.45%, 7.16%, 10/30/2029 (b)	3,116,000	3,353,969
U.S. Bancorp:
Series MTN, 1.38%, 7/22/2030 (a)	2,183,000	1,841,382
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (a) (b)	2,125,000	2,037,578
Series V, 2.38%, 7/22/2026	1,885,000	1,840,288
5 yr. CMT + 0.95%, 2.49%, 11/3/2036 (b)	2,017,000	1,673,626
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (a) (b)	1,614,000	1,383,569
Series DMTN, 3.00%, 7/30/2029	1,981,000	1,845,420
Series MTN, 3.10%, 4/27/2026	1,820,000	1,792,918
Series X, 3.15%, 4/27/2027	2,085,750	2,036,005
Series MTN, 3.90%, 4/26/2028	1,443,000	1,420,244
Series MTN, SOFR + 1.66%, 4.55%, 7/22/2028 (b)	3,079,000	3,078,477
SOFR + 1.23%, 4.65%, 2/1/2029 (a) (b)	2,854,000	2,855,113
SOFR + 1.60%, 4.84%, 2/1/2034 (b)	3,586,000	3,480,285
Series MTN, SOFR + 2.11%, 4.97%, 7/22/2033 (a) (b)	1,925,000	1,849,521
SOFR + 1.06%, 5.05%, 2/12/2031 (b)	3,598,000	3,632,577
SOFR + 1.25%, 5.10%, 7/23/2030 (a) (b)	1,980,000	2,001,265
SOFR + 1.56%, 5.38%, 1/23/2030 (b)	3,385,000	3,451,109
SOFR + 1.41%, 5.42%, 2/12/2036 (b)	2,253,000	2,268,343
SOFR + 1.86%, 5.68%, 1/23/2035 (b)	4,600,000	4,701,476
SOFR + 2.02%, 5.78%, 6/12/2029 (b)	3,121,000	3,218,375
SOFR + 2.26%, 5.84%, 6/12/2034 (b)	3,082,000	3,182,350
SOFR + 2.09%, 5.85%, 10/21/2033 (a) (b)	2,926,000	3,029,610
SOFR + 1.88%, 6.79%, 10/26/2027 (b)	1,853,000	1,913,371
Security Description	Principal Amount	Value
U.S. Bank NA SOFR + 0.69%, 4.51%, 10/22/2027 (b)	$4,043,000	$4,038,997
UBS AG:
1.25%, 6/1/2026 (a)	2,651,000	2,557,075
1.25%, 8/7/2026	6,790,000	6,510,048
SOFR + 0.72%, 4.86%, 1/10/2028 (a) (b)	700,000	703,024
5.00%, 7/9/2027	1,803,000	1,822,671
5.65%, 9/11/2028	2,030,000	2,097,680
7.50%, 2/15/2028	4,778,000	5,144,855
UBS Group AG 4.55%, 4/17/2026	4,993,000	4,996,495
Wachovia Corp. 7.57%, 8/1/2026 (c)	2,147,000	2,226,890
Webster Financial Corp. 4.10%, 3/25/2029	1,400,000	1,341,480
Wells Fargo & Co.:
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (b)	5,699,000	5,437,302
Series MTN, 3 mo. USD Term SOFR + 1.26%, 2.57%, 2/11/2031 (b)	5,708,000	5,146,390
Series MTN, 3 mo. USD Term SOFR + 1.43%, 2.88%, 10/30/2030 (b)	6,065,000	5,589,565
3.00%, 4/22/2026	588,000	579,668
3.00%, 10/23/2026	6,665,000	6,517,037
Series MTN, 3 mo. USD Term SOFR + 1.43%, 3.20%, 6/17/2027 (b)	3,543,000	3,485,143
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (b)	7,593,000	6,808,643
Series MTN, SOFR + 1.51%, 3.53%, 3/24/2028 (b)	8,041,000	7,877,366
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (b)	5,699,000	5,578,352
Series MTN, 4.10%, 6/3/2026	4,397,000	4,368,595
Series MTN, 4.15%, 1/24/2029	4,473,000	4,407,471
Series GMTN, 4.30%, 7/22/2027	5,156,000	5,130,168
Series MTN, 3 mo. USD Term SOFR + 4.03%, 4.48%, 4/4/2031 (b)	4,429,000	4,350,562
Series MTN, SOFR + 1.98%, 4.81%, 7/25/2028 (b)	5,828,000	5,846,650
Series MTN, SOFR + 2.10%, 4.90%, 7/25/2033 (a) (b)	8,141,000	8,024,339
Series W, SOFR + 0.78%, 4.90%, 1/24/2028 (b)	4,371,000	4,396,090
SOFR + 1.50%, 5.20%, 1/23/2030 (b)	5,212,000	5,299,145
SOFR + 1.38%, 5.21%, 12/3/2035 (a) (b)	4,612,000	4,577,548

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.11%, 5.24%, 1/24/2031 (b)	$5,194,000	$5,279,857
5.38%, 2/7/2035	1,963,000	1,993,230
SOFR + 2.02%, 5.39%, 4/24/2034 (b)	6,535,000	6,578,196
SOFR + 1.78%, 5.50%, 1/23/2035 (b)	5,819,000	5,894,822
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (b)	8,226,000	8,362,881
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (b)	20,959,000	21,521,749
Series MTN, SOFR + 1.07%, 5.71%, 4/22/2028 (b)	8,242,000	8,420,357
SOFR + 1.79%, 6.30%, 10/23/2029 (b)	5,151,000	5,414,731
SOFR + 2.06%, 6.49%, 10/23/2034 (b)	5,895,000	6,360,764
Series B, 7.95%, 11/15/2029	1,628,000	1,836,596
Wells Fargo Bank NA:
5.25%, 12/11/2026	3,503,000	3,551,937
5.45%, 8/7/2026	6,502,000	6,591,663
Western Alliance Bancorp 3 mo. USD Term SOFR + 2.25%, 3.00%, 6/15/2031 (a) (b)	1,610,000	1,514,044
Westpac Banking Corp.:
1.15%, 6/3/2026	2,388,000	2,303,704
1.95%, 11/20/2028	2,423,000	2,228,385
2.15%, 6/3/2031	1,737,000	1,513,222
2.65%, 1/16/2030 (a)	1,318,000	1,213,522
5 yr. CMT + 1.75%, 2.67%, 11/15/2035 (b)	2,770,250	2,404,383
2.70%, 8/19/2026	1,295,000	1,268,077
2.85%, 5/13/2026	2,139,000	2,106,594
5 yr. CMT + 1.53%, 3.02%, 11/18/2036 (b)	8,034,000	6,938,564
3.35%, 3/8/2027	1,753,000	1,724,970
3.40%, 1/25/2028	1,942,000	1,897,703
4.04%, 8/26/2027 (a)	1,546,000	1,540,867
5 yr. CMT + 2.00%, 4.11%, 7/24/2034 (b)	2,367,000	2,260,390
Series GMTN, 5 yr. USD ICE Swap + 2.24%, 4.32%, 11/23/2031 (b)	2,439,000	2,418,317
Series GMTN, 4.60%, 10/20/2026	1,175,000	1,181,216
5.05%, 4/16/2029	1,061,000	1,085,689
5.20%, 4/16/2026 (a)	1,767,000	1,782,832
1 yr. CMT + 2.68%, 5.41%, 8/10/2033 (a) (b)	1,508,000	1,499,344
5.46%, 11/18/2027	2,386,000	2,454,263
5.54%, 11/17/2028	1,361,000	1,413,739
Series GMTN, 1 yr. CMT + 1.20%, 5.62%, 11/20/2035 (b)	3,418,000	3,393,459
6.82%, 11/17/2033	1,274,000	1,388,482
Security Description	Principal Amount	Value
Wintrust Financial Corp. 4.85%, 6/6/2029	$1,344,000	$1,314,956
Zions Bancorp NA:
3.25%, 10/29/2029	1,813,000	1,633,930
SOFR + 2.83%, 6.82%, 11/19/2035 (b)	1,718,000	1,751,157
		2,646,646,598
BEVERAGES — 1.4%
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	3,724,000	3,549,084
4.00%, 4/13/2028 (a)	2,452,000	2,436,822
4.75%, 1/23/2029 (a)	8,277,000	8,360,267
4.90%, 1/23/2031 (a)	2,435,000	2,476,273
5.00%, 6/15/2034 (a)	548,000	551,030
Brown-Forman Corp. 4.75%, 4/15/2033 (a)	1,222,000	1,205,845
Coca-Cola Co.:
1.00%, 3/15/2028 (a)	2,191,000	2,004,458
1.38%, 3/15/2031 (a)	4,876,000	4,109,005
1.45%, 6/1/2027 (a)	4,520,000	4,275,423
1.50%, 3/5/2028	633,000	588,481
1.65%, 6/1/2030	2,404,000	2,097,346
2.00%, 3/5/2031	2,031,000	1,775,622
2.13%, 9/6/2029	1,898,000	1,737,429
2.25%, 1/5/2032 (a)	3,247,000	2,833,267
2.90%, 5/25/2027 (a)	1,428,000	1,394,156
3.45%, 3/25/2030 (a)	2,174,000	2,087,540
5.00%, 5/13/2034 (a)	2,270,000	2,312,789
Coca-Cola Consolidated, Inc.:
5.25%, 6/1/2029	1,455,000	1,486,850
5.45%, 6/1/2034 (a)	1,866,000	1,909,366
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032 (a)	1,390,000	1,131,849
2.75%, 1/22/2030	1,721,000	1,580,670
Constellation Brands, Inc.:
2.25%, 8/1/2031	1,842,000	1,561,832
2.88%, 5/1/2030	857,000	777,685
3.15%, 8/1/2029	564,000	526,218
3.50%, 5/9/2027	1,934,000	1,892,110
3.60%, 2/15/2028	1,765,000	1,715,368
3.70%, 12/6/2026	2,947,000	2,904,711
4.35%, 5/9/2027	267,000	265,871
4.75%, 5/9/2032 (a)	1,266,000	1,235,274
4.80%, 1/15/2029	3,000	3,008
4.90%, 5/1/2033 (a)	1,983,000	1,935,329
Diageo Capital PLC:
2.00%, 4/29/2030 (a)	1,475,000	1,302,174
2.13%, 4/29/2032	1,299,000	1,085,094
2.38%, 10/24/2029 (a)	1,030,000	941,173
3.88%, 5/18/2028	1,811,000	1,784,759
5.30%, 10/24/2027	1,805,000	1,844,042
5.38%, 10/5/2026	1,751,000	1,775,461
5.50%, 1/24/2033 (a)	1,628,000	1,676,042
5.63%, 10/5/2033 (a)	1,583,000	1,642,964

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Keurig Dr. Pepper, Inc.:
2.25%, 3/15/2031	$1,271,000	$1,104,181
2.55%, 9/15/2026	1,428,000	1,390,843
3.20%, 5/1/2030 (a)	1,455,000	1,351,913
3.43%, 6/15/2027 (a)	1,777,000	1,737,035
3.95%, 4/15/2029	1,821,000	1,772,616
4.05%, 4/15/2032	1,702,000	1,616,645
4.60%, 5/25/2028	1,886,000	1,887,848
5.05%, 3/15/2029	750,000	759,967
5.10%, 3/15/2027	1,455,000	1,470,918
Series 10, 5.20%, 3/15/2031	1,965,000	2,001,274
5.30%, 3/15/2034 (a)	1,353,000	1,378,409
Molson Coors Beverage Co. 3.00%, 7/15/2026	3,825,000	3,754,123
Pepsico Singapore Financing I Pte. Ltd.:
4.55%, 2/16/2029 (a)	1,696,000	1,706,753
4.65%, 2/16/2027	1,237,000	1,248,158
4.70%, 2/16/2034	1,938,000	1,902,787
PepsiCo, Inc.:
1.40%, 2/25/2031 (a)	1,860,000	1,562,177
1.63%, 5/1/2030 (a)	1,761,000	1,535,240
1.95%, 10/21/2031	2,416,000	2,061,235
2.38%, 10/6/2026	1,709,000	1,664,771
2.63%, 3/19/2027	1,481,000	1,440,776
2.63%, 7/29/2029 (a)	1,101,000	1,028,092
2.75%, 3/19/2030	1,973,000	1,823,821
3.00%, 10/15/2027	1,920,000	1,866,451
3.60%, 2/18/2028	1,597,000	1,574,115
3.90%, 7/18/2032 (a)	1,719,000	1,638,344
4.40%, 2/7/2027 (a)	1,079,000	1,085,075
4.45%, 2/7/2028	1,268,000	1,276,039
4.45%, 5/15/2028 (a)	1,052,000	1,059,638
4.50%, 7/17/2029 (a)	1,208,000	1,219,089
4.60%, 2/7/2030	1,862,000	1,878,050
4.80%, 7/17/2034 (a)	1,700,000	1,697,773
5.00%, 2/7/2035	4,180,000	4,217,787
5.13%, 11/10/2026 (a)	1,459,000	1,479,149
7.00%, 3/1/2029 (a)	1,419,000	1,559,226
		131,523,005
BIOTECHNOLOGY — 0.7%
Amgen, Inc.:
1.65%, 8/15/2028	1,995,000	1,821,994
2.00%, 1/15/2032	1,835,000	1,533,821
2.20%, 2/21/2027	2,814,000	2,702,960
2.30%, 2/25/2031 (a)	1,346,000	1,176,310
2.45%, 2/21/2030	2,268,000	2,047,936
2.60%, 8/19/2026	2,207,000	2,154,164
3.00%, 2/22/2029 (a)	2,061,000	1,952,138
3.20%, 11/2/2027	1,666,000	1,617,653
3.35%, 2/22/2032	1,973,000	1,799,790
4.05%, 8/18/2029	2,198,000	2,149,007
4.20%, 3/1/2033	1,319,000	1,250,293
5.15%, 3/2/2028	7,184,000	7,312,737
Security Description	Principal Amount	Value
5.25%, 3/2/2030	$5,983,500	$6,120,163
5.25%, 3/2/2033	7,927,000	8,040,752
Biogen, Inc. 2.25%, 5/1/2030	2,215,000	1,954,139
Bio-Rad Laboratories, Inc.:
3.30%, 3/15/2027	1,494,000	1,457,218
3.70%, 3/15/2032	3,451,000	3,110,007
Gilead Sciences, Inc.:
1.20%, 10/1/2027 (a)	1,760,000	1,630,728
1.65%, 10/1/2030 (a)	1,730,000	1,479,513
2.95%, 3/1/2027	1,987,000	1,935,656
4.80%, 11/15/2029	1,955,000	1,973,651
5.25%, 10/15/2033	1,348,000	1,377,130
Illumina, Inc.:
2.55%, 3/23/2031 (a)	1,973,000	1,701,338
4.65%, 9/9/2026	1,961,000	1,960,118
5.75%, 12/13/2027	320,000	327,258
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	3,582,000	3,054,944
Royalty Pharma PLC:
1.75%, 9/2/2027	1,566,000	1,461,610
2.15%, 9/2/2031 (a)	1,804,000	1,511,788
2.20%, 9/2/2030	1,872,000	1,619,467
5.15%, 9/2/2029	1,571,000	1,582,170
5.40%, 9/2/2034 (a)	200,000	197,476
		70,013,929
BUILDING MATERIALS — 0.0% (d)
Lennox International, Inc. 1.70%, 8/1/2027	964,000	900,868
CHEMICALS — 1.0%
Air Products & Chemicals, Inc.:
1.85%, 5/15/2027	1,355,000	1,290,556
2.05%, 5/15/2030	1,943,000	1,722,469
4.60%, 2/8/2029 (a)	1,612,000	1,624,348
4.75%, 2/8/2031 (a)	1,252,000	1,260,689
4.80%, 3/3/2033 (a)	1,824,000	1,822,668
4.85%, 2/8/2034	1,969,000	1,958,446
Albemarle Corp.:
4.65%, 6/1/2027	1,576,000	1,563,455
5.05%, 6/1/2032 (a)	1,981,000	1,894,866
Cabot Corp.:
4.00%, 7/1/2029	30,000	28,826
5.00%, 6/30/2032	1,694,000	1,677,026
CF Industries, Inc. 5.15%, 3/15/2034	1,647,000	1,598,035
Dow Chemical Co.:
4.25%, 10/1/2034	194,000	176,977
5.15%, 2/15/2034 (a)	1,539,000	1,521,871
5.35%, 3/15/2035 (a)	1,589,000	1,573,444
6.30%, 3/15/2033 (a)	1,804,000	1,932,715
7.38%, 11/1/2029 (a)	753,000	836,545
DuPont de Nemours, Inc. 4.73%, 11/15/2028	3,837,000	3,853,422

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Eastman Chemical Co.:
4.50%, 12/1/2028	$1,001,000	$995,114
5.00%, 8/1/2029 (a)	639,000	642,604
5.63%, 2/20/2034	3,098,000	3,130,746
Ecolab, Inc.:
1.30%, 1/30/2031	1,686,000	1,401,589
1.65%, 2/1/2027 (a)	1,657,000	1,581,822
2.13%, 2/1/2032	1,615,000	1,368,050
2.70%, 11/1/2026	1,694,000	1,654,564
4.80%, 3/24/2030	1,878,000	1,898,827
5.25%, 1/15/2028	1,426,000	1,465,971
EIDP, Inc.:
2.30%, 7/15/2030	1,470,000	1,313,078
4.80%, 5/15/2033 (a)	1,641,000	1,615,318
FMC Corp.:
3.45%, 10/1/2029	1,411,000	1,303,679
5.65%, 5/18/2033 (a)	4,595,000	4,547,166
Huntsman International LLC:
2.95%, 6/15/2031	3,229,000	2,740,581
4.50%, 5/1/2029	1,949,000	1,867,454
5.70%, 10/15/2034 (a)	1,708,000	1,615,922
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028 (a)	1,082,000	1,071,689
Linde, Inc. 1.10%, 8/10/2030	1,633,000	1,382,824
Lubrizol Corp. 6.50%, 10/1/2034	1,658,000	1,863,045
LYB International Finance II BV 3.50%, 3/2/2027 (a)	848,000	831,048
LYB International Finance III LLC:
2.25%, 10/1/2030	1,598,000	1,390,835
5.50%, 3/1/2034 (a)	1,659,000	1,647,918
5.63%, 5/15/2033	1,537,000	1,562,622
Mosaic Co.:
4.05%, 11/15/2027	1,971,000	1,945,062
5.45%, 11/15/2033 (a)	1,775,000	1,782,650
NewMarket Corp. 2.70%, 3/18/2031	1,969,000	1,725,573
Nutrien Ltd.:
4.00%, 12/15/2026	440,000	436,168
4.50%, 3/12/2027	1,565,000	1,566,518
4.90%, 3/27/2028 (a)	1,710,000	1,725,270
5.20%, 6/21/2027	1,548,000	1,566,143
5.25%, 3/12/2032	1,805,000	1,806,895
5.40%, 6/21/2034 (a)	1,929,000	1,930,292
PPG Industries, Inc.:
2.55%, 6/15/2030	911,000	822,569
2.80%, 8/15/2029	536,000	497,965
3.75%, 3/15/2028	611,000	599,049
RPM International, Inc.:
2.95%, 1/15/2032	9,000	7,865
3.75%, 3/15/2027	1,591,000	1,564,796
4.55%, 3/1/2029	1,741,000	1,729,318
Security Description	Principal Amount	Value
Sherwin-Williams Co.:
2.20%, 3/15/2032	$1,025,000	$860,928
2.30%, 5/15/2030	150,000	133,113
2.95%, 8/15/2029	1,511,000	1,405,789
3.45%, 6/1/2027	3,016,000	2,951,337
4.55%, 3/1/2028	1,802,000	1,804,307
4.80%, 9/1/2031	435,000	433,391
Westlake Corp.:
3.38%, 6/15/2030 (a)	1,484,000	1,382,391
3.60%, 8/15/2026	1,859,000	1,832,918
		95,739,131
COMMERCIAL SERVICES — 0.9%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030 (a)	5,119,000	4,348,488
1.70%, 5/15/2028	810,000	750,967
4.45%, 9/9/2034	28,000	27,092
Block Financial LLC:
2.50%, 7/15/2028	897,000	830,801
3.88%, 8/15/2030	1,560,000	1,463,046
Cintas Corp. No. 2 4.00%, 5/1/2032 (a)	2,739,000	2,605,446
Emory University Series 2020, 2.14%, 9/1/2030	1,040,000	921,648
Equifax, Inc.:
2.35%, 9/15/2031	1,515,000	1,298,400
3.10%, 5/15/2030	1,541,000	1,419,893
4.80%, 9/15/2029	1,520,000	1,521,490
5.10%, 12/15/2027	1,641,500	1,663,053
5.10%, 6/1/2028	418,000	423,342
Global Payments, Inc.:
2.15%, 1/15/2027	8,000	7,666
2.90%, 5/15/2030	1,771,000	1,605,500
2.90%, 11/15/2031 (a)	1,695,000	1,483,769
3.20%, 8/15/2029	1,799,000	1,684,817
4.45%, 6/1/2028	1,291,000	1,282,570
4.80%, 4/1/2026	1,783,000	1,782,947
4.95%, 8/15/2027	1,580,000	1,592,845
5.30%, 8/15/2029	1,538,000	1,560,424
5.40%, 8/15/2032 (a)	1,582,000	1,599,086
GXO Logistics, Inc.:
2.65%, 7/15/2031	1,956,000	1,676,546
6.25%, 5/6/2029	1,630,000	1,682,502
6.50%, 5/6/2034	1,775,000	1,816,358
Johns Hopkins University Series A, 4.71%, 7/1/2032	1,346,000	1,352,111
Leland Stanford Junior University 4.68%, 3/1/2035	1,189,000	1,173,555
Moody's Corp.:
2.00%, 8/19/2031 (a)	1,775,000	1,508,590
3.25%, 1/15/2028 (a)	1,323,000	1,284,263
4.25%, 8/8/2032 (a)	1,705,000	1,643,944

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
PayPal Holdings, Inc.:
2.30%, 6/1/2030 (a)	$1,978,000	$1,768,312
2.65%, 10/1/2026 (a)	1,181,000	1,153,861
2.85%, 10/1/2029 (a)	2,421,000	2,256,953
3.90%, 6/1/2027 (a)	1,614,000	1,601,023
4.40%, 6/1/2032 (a)	1,910,000	1,858,335
4.45%, 3/6/2028 (a)	1,489,000	1,493,944
5.10%, 4/1/2035	879,000	873,893
5.15%, 6/1/2034	1,752,000	1,756,958
Quanta Services, Inc.:
4.75%, 8/9/2027	2,926,000	2,930,418
5.25%, 8/9/2034	1,635,000	1,613,189
RELX Capital, Inc.:
4.00%, 3/18/2029	1,659,000	1,625,107
4.75%, 3/27/2030	1,305,000	1,313,652
4.75%, 5/20/2032	2,145,000	2,117,115
5.25%, 3/27/2035	1,305,000	1,315,427
Rollins, Inc. 5.25%, 2/24/2035 (e)	886,000	882,181
S&P Global, Inc.:
1.25%, 8/15/2030 (a)	1,633,000	1,382,824
2.45%, 3/1/2027	1,848,000	1,789,714
2.50%, 12/1/2029 (a)	1,903,000	1,745,317
2.70%, 3/1/2029	1,819,000	1,704,003
2.90%, 3/1/2032	2,485,000	2,215,601
2.95%, 1/22/2027	597,000	582,845
4.25%, 5/1/2029 (a)	1,191,000	1,181,960
4.75%, 8/1/2028	1,203,000	1,216,895
5.25%, 9/15/2033	1,805,000	1,847,201
TR Finance LLC 3.35%, 5/15/2026	1,787,000	1,754,155
Triton Container International Ltd./TAL International Container Corp. 3.25%, 3/15/2032	1,836,000	1,577,051
UL Solutions, Inc. 6.50%, 10/20/2028 (e)	1,388,000	1,459,760
Verisk Analytics, Inc.:
4.13%, 3/15/2029	1,899,000	1,862,729
5.25%, 3/15/2035	1,959,000	1,957,276
5.75%, 4/1/2033 (a)	1,836,000	1,908,100
Yale University Series 2020, 1.48%, 4/15/2030	1,453,000	1,266,914
		92,023,872
COMPUTERS — 1.4%
Amdocs Ltd. 2.54%, 6/15/2030	1,964,000	1,745,937
Apple, Inc.:
1.20%, 2/8/2028	2,222,000	2,049,062
1.25%, 8/20/2030	4,399,000	3,764,444
1.40%, 8/5/2028	2,739,000	2,504,459
1.65%, 5/11/2030	3,694,000	3,242,408
1.65%, 2/8/2031	4,677,000	4,042,004
1.70%, 8/5/2031 (a)	1,731,000	1,479,555
Security Description	Principal Amount	Value
2.05%, 9/11/2026	$2,938,000	$2,853,826
2.20%, 9/11/2029	2,783,000	2,557,160
2.45%, 8/4/2026	4,371,000	4,273,352
2.90%, 9/12/2027 (a)	4,890,000	4,754,205
3.00%, 6/20/2027	1,758,000	1,718,093
3.00%, 11/13/2027	2,097,000	2,041,409
3.20%, 5/11/2027	6,538,000	6,424,304
3.25%, 8/8/2029 (a)	1,613,000	1,553,625
3.35%, 2/9/2027	3,596,000	3,549,360
3.35%, 8/8/2032 (a)	3,112,000	2,912,116
CGI, Inc. 2.30%, 9/14/2031	1,798,000	1,530,314
Dell International LLC/EMC Corp.:
4.90%, 10/1/2026	2,616,000	2,625,784
5.25%, 2/1/2028	1,963,000	1,999,060
5.30%, 10/1/2029	3,325,000	3,384,218
5.75%, 2/1/2033 (a)	1,615,000	1,678,566
6.02%, 6/15/2026	4,719,000	4,779,781
6.10%, 7/15/2027	2,199,000	2,267,983
6.20%, 7/15/2030	1,939,000	2,052,373
Dell, Inc. 7.10%, 4/15/2028	1,810,000	1,924,899
DXC Technology Co.:
1.80%, 9/15/2026 (a)	1,490,000	1,426,720
2.38%, 9/15/2028 (a)	1,626,000	1,483,188
Fortinet, Inc. 2.20%, 3/15/2031	1,853,000	1,609,330
Genpact Luxembourg SARL/Genpact USA, Inc. 1.75%, 4/10/2026	1,504,000	1,456,624
Hewlett Packard Enterprise Co. 1.75%, 4/1/2026 (a)	100,000	97,268
HP, Inc.:
1.45%, 6/17/2026	2,094,000	2,016,606
2.65%, 6/17/2031 (a)	2,635,000	2,295,981
3.00%, 6/17/2027	1,371,000	1,324,784
4.00%, 4/15/2029	378,000	366,611
4.20%, 4/15/2032	1,399,000	1,320,292
4.75%, 1/15/2028	1,934,000	1,945,623
5.50%, 1/15/2033 (a)	2,620,000	2,657,990
International Business Machines Corp.:
1.70%, 5/15/2027	1,377,000	1,303,482
1.95%, 5/15/2030	2,555,000	2,244,056
2.20%, 2/9/2027 (a)	1,658,000	1,595,643
2.72%, 2/9/2032	218,000	191,759
3.30%, 5/15/2026	5,545,000	5,484,504
3.30%, 1/27/2027	1,520,000	1,492,625
3.50%, 5/15/2029	5,604,000	5,378,495
4.15%, 7/27/2027	1,897,000	1,887,098
4.40%, 7/27/2032 (a)	1,868,000	1,804,339
4.50%, 2/6/2028	1,975,000	1,985,072
4.75%, 2/6/2033 (a)	1,783,000	1,763,619
5.88%, 11/29/2032 (a)	1,686,000	1,792,859
6.22%, 8/1/2027	1,726,000	1,795,471

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
6.50%, 1/15/2028	$1,534,000	$1,617,664
Kyndryl Holdings, Inc.:
2.05%, 10/15/2026	1,680,000	1,614,732
3.15%, 10/15/2031 (a)	753,000	661,187
Leidos, Inc.:
2.30%, 2/15/2031 (a)	1,579,000	1,357,640
4.38%, 5/15/2030	1,932,000	1,875,103
5.75%, 3/15/2033 (a)	1,692,000	1,736,838
NetApp, Inc.:
2.38%, 6/22/2027	594,000	566,498
2.70%, 6/22/2030	1,973,000	1,765,263
Teledyne FLIR LLC 2.50%, 8/1/2030	1,853,000	1,650,597
Western Digital Corp.:
2.85%, 2/1/2029	1,847,000	1,670,778
3.10%, 2/1/2032	1,818,000	1,524,284
		136,468,920
CONSTRUCTION MATERIALS — 0.6%
Carrier Global Corp.:
2.49%, 2/15/2027	1,736,000	1,676,698
2.70%, 2/15/2031 (a)	2,124,000	1,895,330
2.72%, 2/15/2030	3,586,000	3,278,285
5.90%, 3/15/2034	1,136,000	1,194,708
CRH America Finance, Inc.:
5.40%, 5/21/2034 (a)	1,857,000	1,872,302
5.50%, 1/9/2035	724,000	732,978
CRH SMW Finance DAC:
5.13%, 1/9/2030	3,075,000	3,111,162
5.20%, 5/21/2029	1,908,000	1,940,551
Eagle Materials, Inc. 2.50%, 7/1/2031 (a)	1,467,000	1,280,603
Fortune Brands Innovations, Inc.:
3.25%, 9/15/2029	1,917,000	1,794,695
4.00%, 3/25/2032	1,784,000	1,659,138
5.88%, 6/1/2033	1,640,000	1,700,844
Johnson Controls International PLC/Tyco Fire & Security Finance SCA:
1.75%, 9/15/2030 (a)	1,855,000	1,595,281
2.00%, 9/16/2031	1,634,000	1,376,629
5.50%, 4/19/2029 (a)	1,704,000	1,755,001
Martin Marietta Materials, Inc.:
Series CB, 2.50%, 3/15/2030	1,877,000	1,690,858
3.45%, 6/1/2027	1,802,000	1,761,545
3.50%, 12/15/2027 (a)	1,668,000	1,623,565
5.15%, 12/1/2034 (a)	1,665,000	1,654,277
Masco Corp.:
2.00%, 10/1/2030	1,623,000	1,396,381
2.00%, 2/15/2031	1,626,000	1,381,076
3.50%, 11/15/2027	1,338,000	1,303,225
Mohawk Industries, Inc.:
3.63%, 5/15/2030 (a)	1,398,000	1,311,757
5.85%, 9/18/2028	1,584,000	1,641,246
Security Description	Principal Amount	Value
Owens Corning:
3.50%, 2/15/2030	$920,000	$866,208
3.88%, 6/1/2030	1,812,000	1,728,213
3.95%, 8/15/2029 (a)	1,675,000	1,621,115
5.50%, 6/15/2027	1,578,000	1,608,234
5.70%, 6/15/2034	1,706,000	1,752,216
Trane Technologies Financing Ltd.:
3.80%, 3/21/2029	1,330,000	1,294,915
5.10%, 6/13/2034	410,000	411,353
5.25%, 3/3/2033	1,214,000	1,236,131
Trane Technologies Global Holding Co. Ltd. 3.75%, 8/21/2028	1,750,000	1,712,235
Vulcan Materials Co.:
3.50%, 6/1/2030 (a)	1,627,000	1,531,967
3.90%, 4/1/2027	7,000	6,917
4.95%, 12/1/2029	1,645,000	1,658,061
5.35%, 12/1/2034 (a)	1,450,000	1,460,150
		57,515,850
COSMETICS/PERSONAL CARE — 0.1%
Kenvue, Inc.:
4.90%, 3/22/2033	1,928,000	1,930,661
5.00%, 3/22/2030	1,321,000	1,347,526
5.05%, 3/22/2028	1,792,000	1,830,295
Unilever Capital Corp.:
4.88%, 9/8/2028 (a)	1,683,000	1,718,461
5.00%, 12/8/2033	1,969,000	1,997,806
		8,824,749
DISTRIBUTION & WHOLESALE — 0.0% (d)
LKQ Corp.:
5.75%, 6/15/2028 (a)	1,644,000	1,681,417
6.25%, 6/15/2033 (a)	1,368,000	1,420,285
		3,101,702
DIVERSIFIED FINANCIAL SERVICES — 4.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
2.45%, 10/29/2026	730,000	705,509
3.00%, 10/29/2028	6,029,000	5,662,678
3.30%, 1/30/2032	7,768,000	6,876,544
3.65%, 7/21/2027	1,555,000	1,518,147
3.88%, 1/23/2028	1,642,000	1,603,659
4.45%, 4/3/2026 (a)	1,874,000	1,870,571
4.63%, 10/15/2027	297,000	295,845
4.63%, 9/10/2029 (a)	2,096,000	2,073,992
4.88%, 4/1/2028	1,244,000	1,248,080
4.95%, 9/10/2034	1,880,000	1,809,462
5.10%, 1/19/2029	1,949,000	1,964,787
5.30%, 1/19/2034	1,964,000	1,950,154
5.38%, 12/15/2031	2,049,000	2,064,613
5.75%, 6/6/2028	1,607,000	1,652,398
6.10%, 1/15/2027	2,761,000	2,823,233
6.15%, 9/30/2030 (a)	1,763,000	1,859,542

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
6.45%, 4/15/2027	$5,231,000	$5,399,857
5 yr. CMT + 2.72%, 6.95%, 3/10/2055 (a) (b)	4,561,000	4,665,857
Affiliated Managers Group, Inc.:
3.30%, 6/15/2030 (a)	1,727,000	1,597,596
5.50%, 8/20/2034	1,415,000	1,398,204
Air Lease Corp.:
1.88%, 8/15/2026	2,307,000	2,221,364
2.10%, 9/1/2028	1,587,000	1,456,406
2.20%, 1/15/2027	1,877,000	1,798,936
Series MTN, 2.88%, 1/15/2032 (a)	1,600,000	1,390,528
Series MTN, 3.00%, 2/1/2030	1,090,000	999,018
3.13%, 12/1/2030	1,733,000	1,568,348
3.25%, 10/1/2029	1,245,000	1,165,818
3.63%, 4/1/2027 (a)	1,546,000	1,520,646
3.63%, 12/1/2027	1,057,000	1,030,522
Series GMTN, 3.75%, 6/1/2026	1,850,000	1,829,909
4.63%, 10/1/2028 (a)	1,490,000	1,483,548
5.10%, 3/1/2029 (a)	1,630,000	1,648,223
Series MTN, 5.20%, 7/15/2031	1,961,000	1,969,844
Series MTN, 5.30%, 6/25/2026	630,000	634,593
Aircastle Ltd. 4.25%, 6/15/2026	1,834,000	1,818,558
Ally Financial, Inc.:
4.75%, 6/9/2027 (a)	339,000	338,553
SOFR + 1.73%, 5.54%, 1/17/2031 (b)	2,044,000	2,030,959
SOFR + 2.29%, 6.18%, 7/26/2035 (a) (b)	1,829,000	1,817,130
6.70%, 2/14/2033	469,000	468,869
SOFR + 2.82%, 6.85%, 1/3/2030 (a) (b)	1,021,000	1,066,720
SOFR + 3.26%, 6.99%, 6/13/2029 (b)	1,845,000	1,923,542
7.10%, 11/15/2027	1,661,000	1,748,518
8.00%, 11/1/2031	1,933,000	2,148,626
8.00%, 11/1/2031 (a)	3,398,000	3,789,110
American Express Co.:
1.65%, 11/4/2026	2,922,000	2,798,750
2.55%, 3/4/2027	3,366,000	3,254,080
3.13%, 5/20/2026	1,523,000	1,502,181
3.30%, 5/3/2027	3,213,000	3,146,041
4.05%, 5/3/2029 (a)	1,907,000	1,882,800
SOFR + 1.76%, 4.42%, 8/3/2033 (a) (b)	2,119,000	2,045,280
SOFR + 2.26%, 4.99%, 5/26/2033 (b)	1,654,000	1,629,736
SOFR + 0.93%, 5.04%, 7/26/2028 (b)	1,890,000	1,912,642
Security Description	Principal Amount	Value
SOFR + 1.84%, 5.04%, 5/1/2034 (a) (b)	$2,317,000	$2,313,803
SOFR + 1.02%, 5.09%, 1/30/2031 (b)	1,484,000	1,502,921
SOFR + 1.00%, 5.10%, 2/16/2028 (b)	2,910,000	2,944,833
SOFR + 1.28%, 5.28%, 7/27/2029 (b)	2,589,000	2,639,563
SOFR + 1.42%, 5.28%, 7/26/2035 (b)	3,239,000	3,235,016
SOFR + 1.32%, 5.44%, 1/30/2036 (b)	1,060,000	1,070,059
SOFR + 1.09%, 5.53%, 4/25/2030 (b)	1,862,000	1,919,592
SOFR + 1.93%, 5.63%, 7/28/2034 (b)	1,380,000	1,402,715
SOFR + 0.75%, 5.65%, 4/23/2027 (b)	4,427,000	4,476,804
5.85%, 11/5/2027	2,480,000	2,566,825
SOFR + 1.63%, 5.92%, 4/25/2035 (b)	1,329,000	1,361,786
SOFR + 1.94%, 6.49%, 10/30/2031 (b)	1,870,000	2,017,543
American Express Credit Corp. Series MTN, 3.30%, 5/3/2027	4,358,000	4,268,574
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	127,000	124,499
4.50%, 5/13/2032 (a)	1,305,000	1,273,784
5.15%, 5/15/2033	1,512,000	1,522,977
5.20%, 4/15/2035	1,864,000	1,858,110
5.70%, 12/15/2028	1,907,000	1,982,746
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	884,000	820,034
Apollo Global Management, Inc.:
5 yr. CMT + 2.17%, 6.00%, 12/15/2054 (a) (b)	2,377,000	2,292,426
6.38%, 11/15/2033 (a)	1,860,000	2,012,074
BGC Group, Inc.:
6.15%, 4/2/2030 (e) (f)	1,255,000	1,250,921
6.60%, 6/10/2029	1,809,000	1,855,835
8.00%, 5/25/2028	1,831,000	1,956,643
BlackRock Funding, Inc.:
4.60%, 7/26/2027 (a)	1,621,000	1,633,855
4.70%, 3/14/2029	1,438,000	1,460,073
4.90%, 1/8/2035	1,595,000	1,592,129
5.00%, 3/14/2034	2,263,000	2,282,371
Blackrock, Inc.:
1.90%, 1/28/2031	2,221,000	1,922,231
2.10%, 2/25/2032 (a)	2,083,000	1,765,697
2.40%, 4/30/2030 (a)	1,397,000	1,265,109
3.25%, 4/30/2029 (a)	1,796,000	1,725,705
4.75%, 5/25/2033	2,234,000	2,230,001
Blue Owl Finance LLC:
3.13%, 6/10/2031	929,000	814,984

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
6.25%, 4/18/2034	$2,871,000	$2,942,603
Brookfield Capital Finance LLC 6.09%, 6/14/2033 (a)	1,689,000	1,771,693
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc. 2.34%, 1/30/2032	1,831,000	1,536,996
Brookfield Finance, Inc.:
2.72%, 4/15/2031	1,967,000	1,744,670
3.90%, 1/25/2028	1,852,000	1,819,331
4.25%, 6/2/2026 (a)	1,384,000	1,378,450
4.35%, 4/15/2030	1,942,000	1,894,848
4.85%, 3/29/2029	1,763,000	1,768,148
6.35%, 1/5/2034	1,884,000	2,003,917
Capital One Financial Corp.:
SOFR + 0.86%, 1.88%, 11/2/2027 (a) (b)	2,224,000	2,127,834
SOFR + 1.34%, 2.36%, 7/29/2032 (b)	1,701,000	1,394,786
SOFR + 1.27%, 2.62%, 11/2/2032 (a) (b)	1,698,000	1,445,304
SOFR + 1.79%, 3.27%, 3/1/2030 (a) (b)	2,204,000	2,065,236
3.65%, 5/11/2027	5,206,000	5,096,414
3.75%, 7/28/2026	2,559,000	2,523,225
3.75%, 3/9/2027	1,913,000	1,882,411
3.80%, 1/31/2028	2,516,000	2,462,434
SOFR + 2.06%, 4.93%, 5/10/2028 (b)	2,727,000	2,737,090
SOFR + 2.60%, 5.25%, 7/26/2030 (b)	1,532,000	1,542,004
SOFR + 2.37%, 5.27%, 5/10/2033 (b)	1,745,000	1,716,801
SOFR + 1.56%, 5.46%, 7/26/2030 (b)	1,785,000	1,806,366
SOFR + 2.08%, 5.47%, 2/1/2029 (b)	1,546,000	1,571,061
SOFR + 1.91%, 5.70%, 2/1/2030 (b)	1,545,000	1,577,847
SOFR + 2.60%, 5.82%, 2/1/2034 (a) (b)	1,849,000	1,862,498
SOFR + 1.99%, 5.88%, 7/26/2035 (b)	1,814,000	1,829,310
SOFR + 2.26%, 6.05%, 2/1/2035 (b)	1,784,000	1,820,750
SOFR + 2.04%, 6.18%, 1/30/2036 (b)	2,957,000	2,945,024
SOFR + 2.64%, 6.31%, 6/8/2029 (b)	2,901,000	3,014,487
SOFR + 2.86%, 6.38%, 6/8/2034 (b)	2,930,000	3,059,242
SOFR + 2.44%, 7.15%, 10/29/2027 (b)	4,372,000	4,532,234
SOFR + 3.07%, 7.62%, 10/30/2031 (b)	2,715,000	3,021,089
Cboe Global Markets, Inc.:
1.63%, 12/15/2030	1,485,000	1,262,993
3.00%, 3/16/2032	1,615,000	1,443,439
Security Description	Principal Amount	Value
Charles Schwab Corp.:
1.15%, 5/13/2026	$1,926,000	$1,858,686
1.65%, 3/11/2031 (a)	1,033,000	869,745
1.95%, 12/1/2031	2,052,000	1,717,442
2.00%, 3/20/2028	2,070,000	1,932,821
2.30%, 5/13/2031	1,587,000	1,383,753
2.45%, 3/3/2027 (a)	3,003,000	2,897,264
2.75%, 10/1/2029	1,804,000	1,669,602
2.90%, 3/3/2032	1,701,000	1,492,423
3.20%, 3/2/2027	1,913,000	1,873,994
3.20%, 1/25/2028	1,552,000	1,502,833
3.25%, 5/22/2029 (a)	1,809,000	1,720,160
3.30%, 4/1/2027	1,058,000	1,036,565
4.00%, 2/1/2029	1,480,000	1,455,654
4.63%, 3/22/2030 (a)	1,834,000	1,842,950
SOFR + 2.21%, 5.64%, 5/19/2029 (b)	1,692,000	1,746,618
SOFR + 2.50%, 5.85%, 5/19/2034 (b)	2,496,000	2,604,975
SOFR + 2.01%, 6.14%, 8/24/2034 (b)	1,975,000	2,100,571
SOFR + 1.88%, 6.20%, 11/17/2029 (b)	1,371,000	1,445,802
CI Financial Corp. 3.20%, 12/17/2030	1,730,000	1,510,515
CME Group, Inc.:
2.65%, 3/15/2032	1,874,000	1,648,258
4.40%, 3/15/2030 (a)	3,478,000	3,470,974
Credit Suisse USA LLC 7.13%, 7/15/2032	1,759,000	1,982,903
Discover Financial Services:
4.10%, 2/9/2027	12,000	11,877
6.70%, 11/29/2032	1,679,000	1,803,263
SOFR + 3.37%, 7.96%, 11/2/2034 (b)	1,851,000	2,112,361
Eaton Vance Corp. 3.50%, 4/6/2027	5,237,000	5,138,073
Enact Holdings, Inc. 6.25%, 5/28/2029	1,653,000	1,696,441
Franklin Resources, Inc. 1.60%, 10/30/2030 (a)	1,904,000	1,616,382
Intercontinental Exchange, Inc.:
1.85%, 9/15/2032	3,510,000	2,854,683
2.10%, 6/15/2030	1,855,000	1,641,397
3.10%, 9/15/2027	1,488,000	1,445,220
3.63%, 9/1/2028	601,000	586,179
3.75%, 9/21/2028 (a)	1,926,000	1,881,702
4.00%, 9/15/2027	3,632,000	3,600,874
4.35%, 6/15/2029	2,091,000	2,075,464
4.60%, 3/15/2033	2,765,000	2,709,285
5.25%, 6/15/2031	859,000	881,746
Janus Henderson U.S. Holdings, Inc. 5.45%, 9/10/2034	1,214,000	1,174,326

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Jefferies Financial Group, Inc.:
2.63%, 10/15/2031	$1,406,000	$1,188,267
2.75%, 10/15/2032	1,891,000	1,564,084
4.15%, 1/23/2030	1,520,000	1,456,859
4.85%, 1/15/2027	1,780,000	1,781,442
5.88%, 7/21/2028	1,835,000	1,883,829
6.20%, 4/14/2034	2,761,000	2,813,376
6.45%, 6/8/2027	1,460,000	1,512,662
Lazard Group LLC:
3.63%, 3/1/2027 (a)	1,034,000	1,014,313
4.38%, 3/11/2029	879,000	865,736
6.00%, 3/15/2031	1,385,000	1,437,879
LPL Holdings, Inc.:
5.20%, 3/15/2030	2,328,000	2,336,032
5.65%, 3/15/2035	1,583,000	1,566,489
5.70%, 5/20/2027	348,000	353,798
6.00%, 5/20/2034	1,457,000	1,485,965
Marex Group PLC 6.40%, 11/4/2029 (a)	1,923,000	1,955,806
Mastercard, Inc.:
1.90%, 3/15/2031	3,179,000	2,755,716
2.00%, 11/18/2031	1,712,000	1,460,764
2.95%, 11/21/2026 (a)	1,322,000	1,296,895
2.95%, 6/1/2029 (a)	1,359,000	1,288,101
3.30%, 3/26/2027 (a)	1,602,000	1,576,096
3.35%, 3/26/2030	2,477,000	2,356,543
3.50%, 2/26/2028	1,288,000	1,264,906
4.10%, 1/15/2028	3,174,000	3,167,271
4.35%, 1/15/2032	1,711,000	1,680,955
4.55%, 3/15/2028	1,113,000	1,121,203
4.55%, 1/15/2035	300,000	292,161
4.85%, 3/9/2033	1,953,000	1,966,632
4.88%, 3/9/2028	1,587,000	1,615,868
4.95%, 3/15/2032	1,856,000	1,887,144
Nasdaq, Inc.:
1.65%, 1/15/2031 (a)	1,874,000	1,585,235
3.85%, 6/30/2026 (a)	1,674,000	1,660,926
5.35%, 6/28/2028 (a)	1,065,000	1,090,017
5.55%, 2/15/2034 (a)	1,469,000	1,506,342
Nomura Holdings, Inc.:
1.65%, 7/14/2026	2,241,000	2,156,335
2.17%, 7/14/2028	1,989,000	1,832,684
2.33%, 1/22/2027	2,289,000	2,195,563
2.61%, 7/14/2031	1,797,000	1,553,219
2.68%, 7/16/2030	1,942,000	1,731,837
2.71%, 1/22/2029 (a)	1,640,000	1,517,000
3.00%, 1/22/2032	1,409,000	1,229,014
3.10%, 1/16/2030 (a)	2,341,000	2,155,944
5.39%, 7/6/2027	1,523,000	1,543,956
5.59%, 7/2/2027	1,616,000	1,646,316
5.61%, 7/6/2029	876,000	898,960
5.78%, 7/3/2034 (a)	1,530,000	1,565,557
5.84%, 1/18/2028	539,000	553,418
6.07%, 7/12/2028	1,668,000	1,731,201
6.09%, 7/12/2033 (a)	1,780,000	1,867,505
Security Description	Principal Amount	Value
6.18%, 1/18/2033 (a)	$1,248,000	$1,310,874
ORIX Corp.:
2.25%, 3/9/2031	969,000	837,885
3.70%, 7/18/2027 (a)	733,000	719,366
4.00%, 4/13/2032	954,000	896,760
4.65%, 9/10/2029 (a)	1,500,000	1,497,045
5.00%, 9/13/2027	1,577,000	1,594,110
5.20%, 9/13/2032 (a)	1,783,000	1,799,065
5.40%, 2/25/2035 (a)	1,083,000	1,089,346
Radian Group, Inc.:
4.88%, 3/15/2027	1,747,000	1,745,480
6.20%, 5/15/2029	1,416,000	1,461,000
Raymond James Financial, Inc. 4.65%, 4/1/2030	1,299,000	1,304,079
Stifel Financial Corp. 4.00%, 5/15/2030	1,685,000	1,611,130
Synchrony Financial:
2.88%, 10/28/2031 (a)	1,283,000	1,085,303
3.70%, 8/4/2026	1,624,000	1,595,531
3.95%, 12/1/2027	1,878,000	1,830,355
SOFR + 1.68%, 5.45%, 3/6/2031 (a) (b)	2,978,000	2,956,618
SOFR + 2.13%, 5.94%, 8/2/2030 (a) (b)	1,889,000	1,915,182
TPG Operating Group II LP 5.88%, 3/5/2034	1,781,000	1,821,090
Visa, Inc.:
0.75%, 8/15/2027	758,000	700,710
1.10%, 2/15/2031	2,797,000	2,334,152
1.90%, 4/15/2027	1,983,000	1,897,553
2.05%, 4/15/2030	2,766,000	2,478,308
2.75%, 9/15/2027	1,695,000	1,640,675
Voya Financial, Inc.:
3 mo. USD Term SOFR + 2.08%, 4.70%, 1/23/2048 (b)	1,673,000	1,583,495
5.00%, 9/20/2034 (a)	1,035,000	996,436
Western Union Co. 2.75%, 3/15/2031 (a)	1,978,000	1,714,847
		430,421,296
ELECTRIC — 7.2%
AEP Texas, Inc.:
Series I, 2.10%, 7/1/2030	1,516,000	1,323,377
3.95%, 6/1/2028 (a)	730,000	715,239
4.70%, 5/15/2032	1,911,000	1,861,448
5.40%, 6/1/2033	1,729,000	1,739,564
5.45%, 5/15/2029	1,572,000	1,609,099
5.70%, 5/15/2034	1,689,000	1,715,568
AEP Transmission Co. LLC:
3.10%, 12/1/2026	997,000	975,923
5.15%, 4/1/2034	69,000	69,004
AES Corp.:
2.45%, 1/15/2031 (a)	1,501,000	1,283,040
5.45%, 6/1/2028 (a)	1,976,000	2,009,019
5.80%, 3/15/2032	2,390,000	2,412,275

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Alabama Power Co.:
Series 20-A, 1.45%, 9/15/2030	$1,588,000	$1,346,830
3.05%, 3/15/2032 (a)	1,360,000	1,214,738
3.75%, 9/1/2027 (a)	1,702,000	1,680,878
3.94%, 9/1/2032	1,015,000	955,876
5.10%, 4/2/2035	1,945,000	1,945,545
5.85%, 11/15/2033	1,624,000	1,711,940
Algonquin Power & Utilities Corp. 5.37%, 6/15/2026 (c)	2,058,000	2,069,381
Ameren Corp.:
1.75%, 3/15/2028	420,000	386,833
1.95%, 3/15/2027	1,973,000	1,880,506
3.50%, 1/15/2031 (a)	1,779,000	1,652,228
5.38%, 3/15/2035	2,828,000	2,821,241
5.70%, 12/1/2026	1,611,000	1,638,935
Ameren Illinois Co.:
3.85%, 9/1/2032	931,000	870,839
4.95%, 6/1/2033 (a)	1,913,000	1,902,287
American Electric Power Co., Inc.:
2.30%, 3/1/2030	1,180,000	1,047,309
3.20%, 11/13/2027	524,000	507,714
5 yr. CMT + 2.68%, 3.88%, 2/15/2062 (b)	5,588,000	5,289,266
Series J, 4.30%, 12/1/2028	4,000	3,957
5.20%, 1/15/2029	1,363,000	1,385,571
5.75%, 11/1/2027	1,862,000	1,916,054
5.95%, 11/1/2032 (a)	1,446,000	1,515,900
5 yr. CMT + 2.68%, 6.95%, 12/15/2054 (a) (b)	375,000	382,954
5 yr. CMT + 2.75%, 7.05%, 12/15/2054 (a) (b)	2,204,000	2,239,440
Appalachian Power Co.:
Series AA, 2.70%, 4/1/2031	10,000	8,846
Series X, 3.30%, 6/1/2027	1,555,000	1,514,897
5.65%, 4/1/2034	1,309,000	1,326,488
Arizona Public Service Co.:
2.20%, 12/15/2031	601,000	505,657
2.60%, 8/15/2029	994,000	911,548
2.95%, 9/15/2027	336,000	323,296
5.55%, 8/1/2033	1,413,000	1,430,196
6.35%, 12/15/2032	1,554,000	1,653,316
Atlantic City Electric Co.:
2.30%, 3/15/2031	2,201,000	1,911,282
4.00%, 10/15/2028	804,000	791,466
Avangrid, Inc. 3.80%, 6/1/2029	1,834,000	1,765,317
Baltimore Gas & Electric Co. 2.25%, 6/15/2031 (a)	175,000	152,352
Berkshire Hathaway Energy Co.:
1.65%, 5/15/2031	319,000	266,454
3.25%, 4/15/2028	1,564,000	1,514,546
Security Description	Principal Amount	Value
Black Hills Corp.:
3.05%, 10/15/2029	$1,585,000	$1,467,567
3.15%, 1/15/2027	81,000	78,795
4.35%, 5/1/2033	297,000	277,603
5.95%, 3/15/2028	1,856,000	1,922,686
6.15%, 5/15/2034	995,000	1,041,287
CenterPoint Energy Houston Electric LLC:
Series AE, 2.35%, 4/1/2031	1,691,000	1,480,065
Series AG, 3.00%, 3/1/2032	1,719,000	1,523,343
Series AI, 4.45%, 10/1/2032	1,939,000	1,877,902
4.80%, 3/15/2030	866,000	870,919
4.95%, 4/1/2033	399,001	396,108
5.15%, 3/1/2034	1,854,000	1,854,464
Series K2, 6.95%, 3/15/2033	1,292,000	1,446,484
CenterPoint Energy, Inc.:
2.95%, 3/1/2030	11,000	10,062
5.25%, 8/10/2026 (a)	1,581,000	1,594,691
Series A, 5 yr. CMT + 3.25%, 7.00%, 2/15/2055 (b)	3,455,000	3,529,628
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	369,000	364,653
CMS Energy Corp.:
3.00%, 5/15/2026	1,283,000	1,259,585
3.45%, 8/15/2027	415,000	405,169
5 yr. CMT + 2.90%, 3.75%, 12/1/2050 (b)	1,133,000	994,842
5 yr. CMT + 4.12%, 4.75%, 6/1/2050 (b)	5,826,000	5,478,537
Commonwealth Edison Co.:
2.20%, 3/1/2030	1,896,000	1,692,976
2.55%, 6/15/2026	1,630,000	1,598,525
Series 122, 2.95%, 8/15/2027	1,700,000	1,647,980
Series 132, 3.15%, 3/15/2032	14,000	12,488
3.70%, 8/15/2028 (a)	319,000	312,700
4.90%, 2/1/2033	1,775,000	1,761,794
5.30%, 6/1/2034	915,000	929,484
Connecticut Light & Power Co.:
Series A, 2.05%, 7/1/2031	1,478,000	1,262,921
Series A, 3.20%, 3/15/2027	433,000	424,020
4.65%, 1/1/2029	201,000	201,826
4.90%, 7/1/2033 (a)	696,000	688,080
4.95%, 1/15/2030	875,000	887,163
4.95%, 8/15/2034	1,944,000	1,925,707
Consolidated Edison Co. of New York, Inc.:
Series B, 3.13%, 11/15/2027	1,504,000	1,457,105
3.80%, 5/15/2028 (a)	1,264,000	1,241,400
5.20%, 3/1/2033 (a)	6,998,000	7,108,358
5.38%, 5/15/2034	295,000	301,520
5.50%, 3/15/2034	1,283,000	1,324,095

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Constellation Energy Generation LLC:
5.80%, 3/1/2033 (a)	$1,269,000	$1,313,656
6.13%, 1/15/2034 (a)	2,122,000	2,236,864
Consumers Energy Co.:
3.60%, 8/15/2032	1,456,000	1,342,214
3.80%, 11/15/2028	504,000	492,831
4.63%, 5/15/2033	6,062,000	5,915,118
4.65%, 3/1/2028	505,000	508,904
Dominion Energy South Carolina, Inc.:
Series A, 2.30%, 12/1/2031	1,860,000	1,602,167
5.30%, 5/15/2033	1,878,000	1,910,527
Series 2025, 5.30%, 1/15/2035	1,394,000	1,411,355
6.63%, 2/1/2032	1,477,000	1,618,556
Dominion Energy, Inc.:
Series C, 2.25%, 8/15/2031	1,412,000	1,201,767
Series D, 2.85%, 8/15/2026	1,808,000	1,765,874
Series C, 3.38%, 4/1/2030	1,700,000	1,587,851
Series B, 3.60%, 3/15/2027	1,625,000	1,596,611
4.25%, 6/1/2028	1,913,000	1,898,767
Series A, 4.35%, 8/15/2032	1,100,000	1,047,552
5.00%, 6/15/2030	1,239,000	1,245,430
Series F, 5.25%, 8/1/2033	400,000	397,644
5.38%, 11/15/2032 (a)	1,196,000	1,208,115
5.45%, 3/15/2035	2,478,000	2,478,000
Series E, 6.30%, 3/15/2033	631,000	671,580
Series A, 5 yr. CMT + 2.39%, 6.88%, 2/1/2055 (b)	886,000	914,822
Series B, 5 yr. CMT + 2.51%, 7.00%, 6/1/2054 (b)	1,426,000	1,502,391
DTE Electric Co.:
Series A, 1.90%, 4/1/2028	1,513,000	1,411,568
2.25%, 3/1/2030	1,766,000	1,583,201
Series C, 2.63%, 3/1/2031 (a)	1,418,000	1,270,868
Series A, 3.00%, 3/1/2032	1,611,000	1,437,415
5.20%, 4/1/2033	1,936,000	1,957,160
5.20%, 3/1/2034	1,275,000	1,285,034
DTE Energy Co.:
2.85%, 10/1/2026	1,808,000	1,762,800
2.95%, 3/1/2030	1,974,000	1,809,783
Series C, 3.40%, 6/15/2029	1,595,000	1,512,778
4.88%, 6/1/2028	1,828,000	1,838,968
4.95%, 7/1/2027	1,600,000	1,612,512
5.10%, 3/1/2029 (a)	1,725,000	1,746,580
5.20%, 4/1/2030	1,273,000	1,289,269
5.85%, 6/1/2034	1,450,000	1,498,227
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	1,115,000	1,022,946
2.45%, 2/1/2030	1,354,000	1,232,154
2.55%, 4/15/2031 (a)	1,584,000	1,403,044
2.85%, 3/15/2032	1,532,000	1,347,946
2.95%, 12/1/2026	1,491,000	1,461,180
Security Description	Principal Amount	Value
4.85%, 3/15/2030	$1,669,000	$1,685,640
4.85%, 1/15/2034	1,597,000	1,574,578
4.95%, 1/15/2033	2,238,000	2,237,575
Series A, 6.00%, 12/1/2028	1,000	1,048
6.45%, 10/15/2032	1,652,000	1,799,408
Duke Energy Corp.:
2.45%, 6/1/2030	1,099,000	979,374
2.55%, 6/15/2031	1,833,000	1,600,997
2.65%, 9/1/2026 (a)	2,883,000	2,807,956
3.15%, 8/15/2027	200,000	193,958
5 yr. CMT + 2.32%, 3.25%, 1/15/2082 (b)	9,547,000	9,010,554
3.40%, 6/15/2029	818,000	776,118
4.30%, 3/15/2028	879,000	873,981
4.85%, 1/5/2027	1,067,000	1,073,754
4.85%, 1/5/2029	1,797,000	1,807,980
5.45%, 6/15/2034 (a)	1,944,000	1,968,553
5.75%, 9/15/2033 (a)	1,480,000	1,539,481
Duke Energy Florida LLC:
1.75%, 6/15/2030	1,689,000	1,462,573
2.40%, 12/15/2031 (a)	1,018,000	882,372
3.80%, 7/15/2028	470,000	461,188
5.88%, 11/15/2033	1,187,000	1,252,024
Duke Energy Indiana LLC 5.25%, 3/1/2034	1,828,000	1,847,176
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030	985,000	869,873
3.65%, 2/1/2029	1,640,000	1,592,620
5.25%, 4/1/2033	1,973,000	2,001,056
Duke Energy Progress LLC:
2.00%, 8/15/2031	1,512,000	1,287,075
3.40%, 4/1/2032 (a)	1,697,000	1,542,895
3.45%, 3/15/2029	1,691,000	1,628,890
3.70%, 9/1/2028 (a)	564,000	551,423
4.35%, 3/6/2027 (a)	625,000	627,250
5.05%, 3/15/2035 (a)	989,000	983,739
5.10%, 3/15/2034	1,827,000	1,838,583
5.25%, 3/15/2033	163,000	165,758
Edison International:
4.13%, 3/15/2028 (a)	1,802,000	1,730,713
5.25%, 11/15/2028	1,410,000	1,390,683
5.25%, 3/15/2032 (a)	1,577,000	1,503,307
5.45%, 6/15/2029	1,446,000	1,426,016
5.75%, 6/15/2027 (a)	1,724,000	1,739,688
6.25%, 3/15/2030 (a)	795,000	805,860
6.95%, 11/15/2029	1,850,000	1,922,132
Emera U.S. Finance LP:
2.64%, 6/15/2031	10,000	8,636
3.55%, 6/15/2026	1,241,000	1,222,385
Enel Americas SA 4.00%, 10/25/2026	1,299,000	1,285,088
Enel Chile SA 4.88%, 6/12/2028	1,786,000	1,779,195
Entergy Arkansas LLC:
3.50%, 4/1/2026	774,000	767,344

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.15%, 1/15/2033	$2,187,000	$2,210,948
5.30%, 9/15/2033	695,000	707,732
5.45%, 6/1/2034	436,000	445,391
Entergy Corp.:
1.90%, 6/15/2028	950,000	872,737
2.80%, 6/15/2030	5,000	4,525
2.95%, 9/1/2026	112,000	109,477
5 yr. CMT + 2.67%, 7.13%, 12/1/2054 (a) (b)	6,117,000	6,213,220
Entergy Louisiana LLC:
2.35%, 6/15/2032	1,829,000	1,538,043
2.40%, 10/1/2026	1,307,000	1,271,071
3.12%, 9/1/2027	1,413,000	1,370,525
3.25%, 4/1/2028	1,694,000	1,636,489
4.00%, 3/15/2033	1,560,000	1,451,112
5.35%, 3/15/2034	1,526,000	1,543,580
Entergy Mississippi LLC:
2.85%, 6/1/2028	1,883,000	1,792,352
5.00%, 9/1/2033	624,000	617,810
Evergy Kansas Central, Inc.:
2.55%, 7/1/2026	897,000	876,844
3.10%, 4/1/2027	194,000	189,169
4.70%, 3/13/2028	510,000	511,749
5.25%, 3/15/2035	1,049,000	1,051,287
5.90%, 11/15/2033	1,158,000	1,212,530
Evergy Metro, Inc.:
4.95%, 4/15/2033 (a)	1,099,000	1,085,438
5.40%, 4/1/2034	1,494,000	1,515,304
Evergy, Inc. 5 yr. CMT + 2.56%, 6.65%, 6/1/2055 (b)	1,260,000	1,240,722
Eversource Energy:
Series U, 1.40%, 8/15/2026	1,260,000	1,205,618
2.90%, 3/1/2027	1,164,000	1,127,497
Series M, 3.30%, 1/15/2028	1,897,000	1,832,236
3.38%, 3/1/2032	1,954,000	1,751,546
Series O, 4.25%, 4/1/2029	630,000	617,835
4.60%, 7/1/2027	1,567,000	1,567,972
4.75%, 5/15/2026	1,753,000	1,753,526
5.00%, 1/1/2027 (a)	1,371,000	1,381,378
5.13%, 5/15/2033	1,458,000	1,440,183
5.45%, 3/1/2028	2,443,000	2,497,015
5.50%, 1/1/2034	1,664,000	1,672,869
5.85%, 4/15/2031 (a)	1,667,000	1,734,130
5.95%, 2/1/2029	1,709,000	1,775,685
5.95%, 7/15/2034	401,000	416,294
Exelon Corp.:
2.75%, 3/15/2027	1,403,000	1,357,725
3.35%, 3/15/2032	1,626,000	1,467,172
3.40%, 4/15/2026	1,965,000	1,940,889
5.13%, 3/15/2031	700,000	707,406
5.15%, 3/15/2028	1,543,000	1,567,827
5.15%, 3/15/2029	1,022,000	1,040,018
5.30%, 3/15/2033	948,000	961,367
5.45%, 3/15/2034	1,067,000	1,084,584
Security Description	Principal Amount	Value
FirstEnergy Corp.:
2.65%, 3/1/2030	$1,355,000	$1,220,381
Series B, 3.90%, 7/15/2027	2,756,000	2,710,195
FirstEnergy Transmission LLC 4.55%, 1/15/2030	2,019,000	1,993,601
Florida Power & Light Co.:
2.45%, 2/3/2032	2,703,000	2,334,905
Series A, 3.30%, 5/30/2027	1,710,000	1,673,150
4.40%, 5/15/2028 (a)	1,821,000	1,823,677
4.45%, 5/15/2026	1,371,000	1,374,702
4.63%, 5/15/2030	1,586,000	1,594,152
4.80%, 5/15/2033	3,671,000	3,643,981
5.05%, 4/1/2028 (a)	1,365,000	1,391,181
5.10%, 4/1/2033	1,914,000	1,937,198
5.15%, 6/15/2029 (a)	1,555,000	1,596,923
5.30%, 6/15/2034	1,653,000	1,691,631
5.63%, 4/1/2034	337,000	352,630
Georgia Power Co.:
Series B, 2.65%, 9/15/2029	891,000	822,366
3.25%, 4/1/2026	460,000	454,517
3.25%, 3/30/2027	1,465,000	1,433,883
4.55%, 3/15/2030	1,642,000	1,640,194
4.65%, 5/16/2028	1,605,000	1,615,577
4.70%, 5/15/2032	1,471,000	1,454,304
4.85%, 3/15/2031 (a)	1,236,000	1,243,058
4.95%, 5/17/2033	1,609,000	1,597,158
5.00%, 2/23/2027	981,000	993,312
5.20%, 3/15/2035	1,086,000	1,093,341
5.25%, 3/15/2034	2,267,000	2,289,965
Idaho Power Co. 5.20%, 8/15/2034	1,562,000	1,568,545
Indiana Michigan Power Co. 3.85%, 5/15/2028	474,000	463,928
Interstate Power & Light Co.:
2.30%, 6/1/2030	1,525,000	1,347,810
4.10%, 9/26/2028	1,374,000	1,353,445
4.95%, 9/30/2034	1,282,000	1,250,322
IPALCO Enterprises, Inc.:
4.25%, 5/1/2030	1,060,000	1,009,279
5.75%, 4/1/2034	1,494,000	1,509,089
ITC Holdings Corp. 3.35%, 11/15/2027	743,000	719,937
Kentucky Utilities Co. Series KENT, 5.45%, 4/15/2033	1,847,000	1,887,689
Louisville Gas & Electric Co. Series LOU, 5.45%, 4/15/2033	1,818,000	1,857,214
MidAmerican Energy Co.:
3.10%, 5/1/2027	2,000	1,953
3.65%, 4/15/2029	1,244,000	1,206,444
5.35%, 1/15/2034	1,853,000	1,899,436
6.75%, 12/30/2031	49,000	54,776
Mississippi Power Co. 3.95%, 3/30/2028	1,283,000	1,266,129

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
National Grid PLC:
5.42%, 1/11/2034 (a)	$1,371,000	$1,383,284
5.60%, 6/12/2028	1,529,000	1,568,769
National Rural Utilities Cooperative Finance Corp.:
Series MTN, 1.00%, 6/15/2026	1,347,000	1,293,578
1.35%, 3/15/2031	1,679,000	1,378,778
Series MTN, 1.65%, 6/15/2031	1,703,000	1,415,789
2.40%, 3/15/2030	1,322,000	1,193,978
2.75%, 4/15/2032	1,885,000	1,641,100
3.05%, 4/25/2027 (a)	1,716,000	1,672,980
3.40%, 2/7/2028	1,964,000	1,912,661
3.70%, 3/15/2029	6,000	5,833
4.02%, 11/1/2032	1,464,000	1,378,444
4.12%, 9/16/2027	592,000	588,714
4.15%, 12/15/2032 (a)	1,741,000	1,645,698
4.75%, 2/7/2028 (a)	1,062,000	1,072,195
4.80%, 3/15/2028 (a)	1,595,000	1,613,502
Series GMTN, 4.80%, 2/5/2027 (a)	969,000	977,779
5.00%, 8/15/2034	957,000	949,449
Series MTN, 5.05%, 9/15/2028	745,000	757,844
Series MTN, 5.10%, 5/6/2027	1,117,000	1,132,660
3 mo. USD Term SOFR + 3.63%, 5.25%, 4/20/2046 (b)	1,827,000	1,800,033
Series MTN, 5.60%, 11/13/2026	1,285,000	1,308,940
5.80%, 1/15/2033	1,693,000	1,771,335
5 yr. CMT + 3.53%, 7.13%, 9/15/2053 (b)	1,404,000	1,451,736
Series MTN, 8.00%, 3/1/2032	1,389,000	1,637,131
Nevada Power Co.:
Series DD, 2.40%, 5/1/2030	1,580,000	1,419,962
Series CC, 3.70%, 5/1/2029	599,000	581,527
5 yr. CMT + 1.94%, 6.25%, 5/15/2055 (b)	745,000	739,941
NextEra Energy Capital Holdings, Inc.:
1.88%, 1/15/2027	1,233,000	1,178,686
1.90%, 6/15/2028	2,467,000	2,276,178
2.25%, 6/1/2030	3,127,000	2,767,520
2.44%, 1/15/2032 (a)	2,426,000	2,073,211
2.75%, 11/1/2029	1,941,000	1,792,494
3.50%, 4/1/2029	1,253,000	1,200,174
3.55%, 5/1/2027	2,283,000	2,239,897
5 yr. CMT + 2.55%, 3.80%, 3/15/2082 (b)	1,266,000	1,192,205
4.63%, 7/15/2027	1,439,000	1,444,281
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 2.41%, 4.80%, 12/1/2077 (a) (b)	$2,456,000	$2,343,220
4.85%, 2/4/2028 (a)	1,897,000	1,919,460
4.90%, 2/28/2028	2,398,000	2,420,541
4.90%, 3/15/2029	1,626,000	1,639,658
5.00%, 2/28/2030 (a)	1,441,000	1,465,036
5.00%, 7/15/2032	1,478,000	1,477,882
5.05%, 3/15/2030 (a)	3,788,000	3,839,100
5.05%, 2/28/2033	429,000	426,675
5.25%, 3/15/2034	1,971,000	1,973,286
5.30%, 3/15/2032	3,749,000	3,808,384
3 mo. USD Term SOFR + 3.16%, 5.65%, 5/1/2079 (a) (b)	2,502,000	2,455,413
5 yr. CMT + 2.36%, 6.70%, 9/1/2054 (b)	1,957,000	1,983,439
5 yr. CMT + 2.46%, 6.75%, 6/15/2054 (a) (b)	1,904,000	1,948,001
NSTAR Electric Co.:
1.95%, 8/15/2031	1,000	847
3.20%, 5/15/2027	228,000	222,585
3.25%, 5/15/2029	130,000	123,275
3.95%, 4/1/2030	4,433,000	4,298,059
4.85%, 3/1/2030	1,686,000	1,700,516
5.20%, 3/1/2035	1,401,000	1,399,781
Ohio Power Co.:
Series Q, 1.63%, 1/15/2031	120,000	100,322
Series P, 2.60%, 4/1/2030	1,564,000	1,413,637
5.65%, 6/1/2034	965,000	979,755
Oklahoma Gas & Electric Co.:
3.25%, 4/1/2030	1,497,000	1,398,587
3.80%, 8/15/2028	201,000	196,465
5.40%, 1/15/2033	3,623,000	3,688,504
Oncor Electric Delivery Co. LLC:
2.75%, 5/15/2030	350,000	319,830
3.70%, 11/15/2028	1,000	975
4.15%, 6/1/2032	1,883,000	1,789,735
4.30%, 5/15/2028 (a)	4,831,000	4,816,942
4.50%, 3/20/2027 (e)	1,195,000	1,199,601
4.55%, 9/15/2032 (a)	881,000	858,253
4.65%, 11/1/2029	1,745,000	1,746,710
5.35%, 4/1/2035 (e)	820,000	829,438
5.65%, 11/15/2033	1,765,000	1,832,882
7.00%, 5/1/2032	1,408,000	1,570,103
7.25%, 1/15/2033	862,000	984,206
Pacific Gas & Electric Co.:
2.10%, 8/1/2027	1,540,000	1,443,996
2.50%, 2/1/2031	3,041,000	2,614,773
3.00%, 6/15/2028	1,759,000	1,653,302
3.15%, 1/1/2026	951,422	939,177
3.25%, 6/1/2031	1,804,000	1,605,885
3.30%, 3/15/2027	1,703,000	1,654,260
3.30%, 12/1/2027	1,784,507	1,711,431
3.75%, 7/1/2028 (a)	1,941,500	1,867,179

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.20%, 3/1/2029	$1,453,000	$1,404,862
4.40%, 3/1/2032	1,914,000	1,787,829
4.55%, 7/1/2030	5,927,996	5,730,475
4.65%, 8/1/2028	1,379,000	1,362,052
5.45%, 6/15/2027	1,825,000	1,843,560
5.55%, 5/15/2029	1,723,000	1,746,140
5.70%, 3/1/2035	881,000	881,335
5.80%, 5/15/2034	1,390,000	1,403,997
5.90%, 6/15/2032 (a)	1,519,000	1,548,043
6.10%, 1/15/2029	1,774,000	1,833,039
6.15%, 1/15/2033	1,720,000	1,770,568
6.40%, 6/15/2033	1,385,000	1,447,297
6.95%, 3/15/2034	1,960,000	2,122,582
PacifiCorp:
2.70%, 9/15/2030	1,516,000	1,357,260
3.50%, 6/15/2029	1,825,000	1,744,445
5.10%, 2/15/2029	1,666,000	1,694,439
5.30%, 2/15/2031	1,903,000	1,941,536
5.45%, 2/15/2034	1,830,000	1,843,670
7.70%, 11/15/2031	1,627,000	1,873,149
PECO Energy Co. 4.90%, 6/15/2033	1,603,000	1,597,053
Potomac Electric Power Co. 5.20%, 3/15/2034	2,845,000	2,860,221
PPL Capital Funding, Inc.:
3.10%, 5/15/2026	1,191,000	1,171,027
4.13%, 4/15/2030	794,000	770,045
5.25%, 9/1/2034 (a)	1,505,000	1,497,535
PPL Electric Utilities Corp. 5.00%, 5/15/2033	1,675,000	1,672,655
Progress Energy, Inc.:
7.00%, 10/30/2031	1,062,000	1,181,358
7.75%, 3/1/2031	1,686,000	1,922,900
Public Service Co. of Colorado:
1.88%, 6/15/2031	1,376,000	1,161,289
Series 35, 1.90%, 1/15/2031	1,295,000	1,108,714
3.70%, 6/15/2028	1,065,000	1,041,804
Series 38, 4.10%, 6/1/2032	1,347,000	1,282,331
5.35%, 5/15/2034	1,926,000	1,936,323
Public Service Co. of New Hampshire:
Series V, 2.20%, 6/15/2031	503,000	436,091
5.35%, 10/1/2033 (a)	1,123,000	1,147,032
Public Service Co. of Oklahoma Series J, 2.20%, 8/15/2031	643,000	545,669
Public Service Electric & Gas Co.:
Series MTN, 2.25%, 9/15/2026	1,000	973
Series MTN, 2.45%, 1/15/2030 (a)	1,099,000	1,001,771
Series MTN, 3.00%, 5/15/2027	1,344,000	1,309,526
Security Description	Principal Amount	Value
Series MTN, 3.10%, 3/15/2032	$1,682,000	$1,508,401
Series MTN, 3.65%, 9/1/2028	716,000	700,857
Series MTN, 3.70%, 5/1/2028	275,000	269,583
4.85%, 8/1/2034 (a)	1,755,000	1,737,327
Series MTN, 4.90%, 12/15/2032	1,021,000	1,027,381
Series Q, 5.05%, 3/1/2035	1,629,000	1,637,422
5.20%, 8/1/2033	871,000	884,509
Series MTN, 5.20%, 3/1/2034 (a)	1,922,000	1,954,809
Public Service Enterprise Group, Inc.:
1.60%, 8/15/2030	722,000	612,581
2.45%, 11/15/2031	1,709,000	1,471,910
4.90%, 3/15/2030 (a)	879,000	883,096
5.40%, 3/15/2035	819,000	823,652
5.45%, 4/1/2034	1,512,000	1,526,772
5.85%, 11/15/2027	1,253,000	1,293,873
5.88%, 10/15/2028	1,788,000	1,859,645
6.13%, 10/15/2033 (a)	1,440,000	1,518,595
Puget Energy, Inc.:
2.38%, 6/15/2028	999,000	928,171
4.10%, 6/15/2030	1,335,000	1,274,084
4.22%, 3/15/2032	1,151,000	1,069,544
5.73%, 3/15/2035 (e)	905,000	903,452
Puget Sound Energy, Inc. 5.33%, 6/15/2034 (a)	1,396,000	1,415,753
San Diego Gas & Electric Co.:
Series VVV, 1.70%, 10/1/2030	1,619,000	1,377,575
2.50%, 5/15/2026	878,000	859,544
3.00%, 3/15/2032	1,080,000	947,236
5.40%, 4/15/2035	1,480,000	1,491,559
Sempra:
3.40%, 2/1/2028	410,000	396,126
5 yr. CMT + 2.87%, 4.13%, 4/1/2052 (b)	1,934,000	1,820,397
5.40%, 8/1/2026	1,242,000	1,251,650
5.50%, 8/1/2033	1,915,000	1,928,482
5 yr. CMT + 2.35%, 6.63%, 4/1/2055 (b)	611,000	597,204
5 yr. CMT + 2.79%, 6.88%, 10/1/2054 (b)	11,683,000	11,610,332
Sierra Pacific Power Co. 2.60%, 5/1/2026 (a)	1,880,000	1,843,678
Southern California Edison Co.:
2.25%, 6/1/2030	1,664,000	1,451,907
Series G, 2.50%, 6/1/2031	1,644,000	1,412,591
2.75%, 2/1/2032	1,908,000	1,623,937
2.85%, 8/1/2029	1,306,000	1,198,595
Series B, 3.65%, 3/1/2028	1,648,000	1,595,033
Series A, 4.20%, 3/1/2029	1,605,000	1,560,044
4.40%, 9/6/2026	1,534,000	1,526,898

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series D, 4.70%, 6/1/2027 (a)	$733,000	$731,695
5.15%, 6/1/2029	1,921,000	1,933,256
5.25%, 3/15/2030 (a)	930,000	935,301
5.30%, 3/1/2028	1,592,000	1,610,706
5.45%, 6/1/2031 (a)	1,320,000	1,336,922
5.65%, 10/1/2028	1,422,000	1,456,114
5.85%, 11/1/2027	1,560,000	1,597,939
5.95%, 11/1/2032 (a)	1,814,000	1,863,631
Series 2004-B, 6.00%, 1/15/2034	324,000	333,675
6.65%, 4/1/2029 (a)	1,726,000	1,783,217
Southern Co.:
Series 21-B, 1.75%, 3/15/2028	686,000	633,343
3.25%, 7/1/2026	600,000	590,664
Series A, 3.70%, 4/30/2030 (a)	1,431,000	1,363,285
Series 21-A, 5 yr. CMT + 2.92%, 3.75%, 9/15/2051 (b)	3,712,000	3,611,553
5.11%, 8/1/2027	1,967,000	1,989,109
5.20%, 6/15/2033	1,698,000	1,701,990
5.50%, 3/15/2029	1,794,000	1,849,363
5.70%, 10/15/2032	1,263,000	1,312,244
5.70%, 3/15/2034	1,892,000	1,956,139
Southwestern Electric Power Co.:
Series K, 2.75%, 10/1/2026	1,510,000	1,469,366
Series M, 4.10%, 9/15/2028	1,196,000	1,175,548
5.30%, 4/1/2033	1,760,000	1,764,506
System Energy Resources, Inc.:
5.30%, 12/15/2034	1,388,000	1,371,191
6.00%, 4/15/2028	1,712,000	1,772,416
Tampa Electric Co.:
4.90%, 3/1/2029	964,000	973,283
5.15%, 3/1/2035 (a)	2,039,000	2,023,463
Tucson Electric Power Co.:
1.50%, 8/1/2030	1,604,000	1,350,408
3.25%, 5/15/2032	1,255,000	1,121,393
5.20%, 9/15/2034 (a)	982,000	975,715
Union Electric Co.:
2.15%, 3/15/2032	1,102,000	923,377
2.95%, 6/15/2027	780,000	757,513
2.95%, 3/15/2030	1,211,000	1,120,078
5.20%, 4/1/2034	1,589,000	1,601,696
5.25%, 4/15/2035 (f)	2,005,000	2,021,261
Virginia Electric & Power Co.:
2.30%, 11/15/2031	640,000	551,162
2.40%, 3/30/2032 (a)	1,584,000	1,350,978
Series A, 2.88%, 7/15/2029 (a)	1,381,000	1,292,561
Series B, 2.95%, 11/15/2026	1,869,000	1,827,807
Series B, 3.75%, 5/15/2027	1,609,000	1,587,697
Security Description	Principal Amount	Value
Series A, 3.80%, 4/1/2028	$1,892,000	$1,858,663
5.00%, 4/1/2033	1,909,000	1,891,036
5.00%, 1/15/2034	1,547,000	1,527,817
5.05%, 8/15/2034	2,149,000	2,127,338
5.15%, 3/15/2035	3,178,000	3,153,911
5.30%, 8/15/2033	614,000	619,968
WEC Energy Group, Inc.:
1.38%, 10/15/2027	878,000	811,992
1.80%, 10/15/2030	651,000	557,770
4.75%, 1/15/2028 (a)	1,358,000	1,365,455
5.15%, 10/1/2027	1,302,000	1,319,720
5.60%, 9/12/2026	1,336,000	1,355,693
Wisconsin Electric Power Co.:
1.70%, 6/15/2028	663,000	609,947
4.60%, 10/1/2034 (a)	409,000	396,325
5.63%, 5/15/2033	1,964,000	2,056,917
Wisconsin Power & Light Co.:
1.95%, 9/16/2031	862,000	726,606
3.05%, 10/15/2027	550,000	531,531
3.95%, 9/1/2032	1,995,000	1,870,712
4.95%, 4/1/2033	938,000	930,571
5.38%, 3/30/2034	1,618,000	1,637,351
Wisconsin Public Service Corp. 4.55%, 12/1/2029	365,000	365,058
Xcel Energy, Inc.:
2.35%, 11/15/2031 (a)	412,000	348,354
2.60%, 12/1/2029 (a)	1,859,000	1,687,210
3.35%, 12/1/2026	1,385,000	1,357,245
3.40%, 6/1/2030	1,942,000	1,812,022
4.00%, 6/15/2028 (a)	1,833,000	1,796,413
4.75%, 3/21/2028	590,000	592,295
5.45%, 8/15/2033	1,980,000	1,989,088
5.50%, 3/15/2034 (a)	1,526,000	1,531,570
5.60%, 4/15/2035	1,395,000	1,401,961
		701,153,598
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Acuity Brands Lighting, Inc. 2.15%, 12/15/2030	2,004,000	1,732,698
Emerson Electric Co.:
0.88%, 10/15/2026	1,458,000	1,386,077
1.80%, 10/15/2027	1,690,000	1,589,006
1.95%, 10/15/2030	1,580,000	1,384,238
2.00%, 12/21/2028 (a)	1,158,000	1,064,711
2.20%, 12/21/2031	1,923,000	1,658,107
5.00%, 3/15/2035 (a)	1,569,000	1,578,116
		10,392,953
ELECTRONICS — 0.9%
Allegion PLC 3.50%, 10/1/2029	242,000	229,748
Allegion U.S. Holding Co., Inc.:
3.55%, 10/1/2027	1,689,000	1,642,654
5.41%, 7/1/2032 (a)	2,302,000	2,335,126
5.60%, 5/29/2034	300,000	303,198

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Amphenol Corp.:
2.20%, 9/15/2031	$694,000	$595,737
2.80%, 2/15/2030 (a)	1,882,000	1,737,368
4.35%, 6/1/2029	1,665,000	1,654,943
5.00%, 1/15/2035 (a)	731,000	729,633
5.05%, 4/5/2027 (a)	1,072,000	1,087,694
5.05%, 4/5/2029	1,918,000	1,957,588
5.25%, 4/5/2034	1,963,000	1,998,255
Arrow Electronics, Inc.:
2.95%, 2/15/2032	1,701,000	1,459,424
3.88%, 1/12/2028	1,968,000	1,917,422
5.15%, 8/21/2029 (a)	1,237,000	1,243,074
5.88%, 4/10/2034	1,701,000	1,721,344
Avnet, Inc.:
3.00%, 5/15/2031	1,859,000	1,623,874
5.50%, 6/1/2032 (a)	1,497,000	1,484,725
6.25%, 3/15/2028 (a)	1,692,000	1,750,746
Flex Ltd.:
4.88%, 6/15/2029	1,723,000	1,713,592
4.88%, 5/12/2030	1,944,000	1,925,065
5.25%, 1/15/2032	642,000	637,589
6.00%, 1/15/2028	1,570,000	1,612,940
Fortive Corp. 3.15%, 6/15/2026	1,713,000	1,681,292
Honeywell International, Inc.:
1.10%, 3/1/2027	1,775,000	1,672,370
1.75%, 9/1/2031	2,330,000	1,947,857
1.95%, 6/1/2030	2,735,000	2,409,891
2.50%, 11/1/2026	1,932,000	1,878,174
2.70%, 8/15/2029	2,318,000	2,159,402
4.25%, 1/15/2029	1,785,000	1,775,004
4.50%, 1/15/2034 (a)	2,241,000	2,161,377
4.65%, 7/30/2027	1,170,000	1,178,120
4.70%, 2/1/2030	2,072,000	2,082,919
4.75%, 2/1/2032	2,028,000	2,024,289
4.88%, 9/1/2029 (a)	2,221,000	2,261,089
4.95%, 2/15/2028	300,000	305,667
4.95%, 9/1/2031	2,110,000	2,142,768
5.00%, 2/15/2033	2,370,000	2,382,680
Hubbell, Inc.:
3.15%, 8/15/2027	660,000	639,256
3.50%, 2/15/2028	1,967,000	1,910,252
Jabil, Inc.:
1.70%, 4/15/2026	1,792,000	1,740,140
3.00%, 1/15/2031 (a)	1,718,000	1,537,833
3.60%, 1/15/2030	1,809,000	1,705,688
3.95%, 1/12/2028	1,636,000	1,601,317
4.25%, 5/15/2027	159,000	157,901
5.45%, 2/1/2029 (a)	404,000	411,316
Keysight Technologies, Inc.:
3.00%, 10/30/2029	1,669,000	1,541,438
4.60%, 4/6/2027	1,803,000	1,800,368
4.95%, 10/15/2034	750,000	733,545
TD SYNNEX Corp.:
1.75%, 8/9/2026	1,810,000	1,734,813
Security Description	Principal Amount	Value
2.38%, 8/9/2028	$56,000	$51,675
2.65%, 8/9/2031	1,371,000	1,169,532
6.10%, 4/12/2034	1,477,000	1,518,371
Trimble, Inc.:
4.90%, 6/15/2028	25,000	25,050
6.10%, 3/15/2033	2,302,000	2,411,598
Tyco Electronics Group SA:
2.50%, 2/4/2032	696,000	600,571
3.13%, 8/15/2027	1,413,000	1,373,408
4.63%, 2/1/2030	1,255,000	1,252,628
Vontier Corp.:
1.80%, 4/1/2026	1,904,000	1,846,042
2.40%, 4/1/2028	1,759,000	1,630,822
2.95%, 4/1/2031	1,843,000	1,600,166
		88,418,368
ENGINEERING & CONSTRUCTION — 0.0% (d)
Jacobs Engineering Group, Inc.:
5.90%, 3/1/2033	1,385,000	1,423,517
6.35%, 8/18/2028	1,269,000	1,325,344
MasTec, Inc. 5.90%, 6/15/2029	1,866,000	1,913,788
		4,662,649
ENTERTAINMENT — 0.2%
Warnermedia Holdings, Inc.:
3.76%, 3/15/2027	8,019,000	7,821,572
4.05%, 3/15/2029	1,673,000	1,575,899
4.28%, 3/15/2032 (a)	10,223,000	9,008,508
		18,405,979
ENVIRONMENTAL CONTROL — 0.5%
Republic Services, Inc.:
1.45%, 2/15/2031	1,582,000	1,316,414
1.75%, 2/15/2032 (a)	1,652,000	1,360,026
2.30%, 3/1/2030	416,000	374,317
2.38%, 3/15/2033 (a)	520,000	431,668
3.38%, 11/15/2027 (a)	2,397,000	2,338,298
3.95%, 5/15/2028	1,860,000	1,833,774
4.75%, 7/15/2030	1,475,000	1,482,183
4.88%, 4/1/2029	620,000	627,899
5.00%, 11/15/2029	1,150,000	1,167,434
5.00%, 12/15/2033	1,721,000	1,717,265
5.00%, 4/1/2034	33,000	32,909
5.15%, 3/15/2035	2,490,000	2,504,666
Veralto Corp.:
5.35%, 9/18/2028	2,746,000	2,811,959
5.45%, 9/18/2033 (a)	1,303,000	1,328,239
5.50%, 9/18/2026	1,379,000	1,396,100
Waste Connections, Inc.:
2.20%, 1/15/2032	1,882,000	1,590,685
2.60%, 2/1/2030	1,830,000	1,668,686
3.20%, 6/1/2032	1,970,000	1,762,401
3.50%, 5/1/2029 (a)	1,782,000	1,715,228
4.25%, 12/1/2028	1,164,000	1,153,675

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 3/1/2034 (a)	$1,647,000	$1,639,621
Waste Management, Inc.:
1.15%, 3/15/2028 (a)	1,711,000	1,563,940
1.50%, 3/15/2031	1,327,000	1,114,640
2.00%, 6/1/2029	1,621,000	1,469,971
3.15%, 11/15/2027	722,000	702,246
4.15%, 4/15/2032	3,468,000	3,345,094
4.50%, 3/15/2028	3,501,000	3,518,750
4.63%, 2/15/2030	1,631,000	1,639,334
4.63%, 2/15/2033 (a)	440,000	435,310
4.65%, 3/15/2030	1,557,000	1,564,256
4.80%, 3/15/2032	2,152,000	2,154,948
4.88%, 2/15/2029	1,809,000	1,840,368
4.88%, 2/15/2034 (a)	25,000	24,992
4.95%, 7/3/2027	1,521,000	1,543,739
4.95%, 7/3/2031	1,910,000	1,944,342
		53,115,377
FOOD — 1.7%
Ahold Finance USA LLC 6.88%, 5/1/2029	1,459,000	1,582,446
Campbell's Co.:
2.38%, 4/24/2030 (a)	1,892,000	1,688,515
4.15%, 3/15/2028	1,822,000	1,802,523
5.20%, 3/19/2027	1,580,000	1,600,824
5.20%, 3/21/2029 (a)	808,000	820,451
5.40%, 3/21/2034	1,717,000	1,730,530
Conagra Brands, Inc.:
1.38%, 11/1/2027	1,196,000	1,100,021
5.30%, 10/1/2026	1,801,000	1,818,866
7.00%, 10/1/2028	2,925,000	3,128,697
8.25%, 9/15/2030	1,745,000	2,004,167
Flowers Foods, Inc.:
2.40%, 3/15/2031 (a)	1,888,000	1,624,039
3.50%, 10/1/2026	1,918,000	1,883,188
5.75%, 3/15/2035 (a)	1,599,000	1,613,375
General Mills, Inc.:
2.25%, 10/14/2031	1,622,000	1,385,902
2.88%, 4/15/2030	55,000	50,354
3.20%, 2/10/2027	1,854,000	1,812,582
4.20%, 4/17/2028	2,850,000	2,821,956
4.70%, 1/30/2027	1,653,000	1,658,686
4.88%, 1/30/2030	1,776,000	1,783,264
4.95%, 3/29/2033	1,639,000	1,621,758
5.25%, 1/30/2035 (a)	150,000	150,008
5.50%, 10/17/2028 (a)	1,845,000	1,900,147
Hershey Co.:
1.70%, 6/1/2030	1,924,000	1,672,591
2.30%, 8/15/2026	483,000	470,891
4.25%, 5/4/2028	50,000	50,074
4.50%, 5/4/2033 (a)	1,980,000	1,936,994
4.55%, 2/24/2028	540,000	544,741
4.75%, 2/24/2030 (a)	1,086,000	1,098,934
4.95%, 2/24/2032	1,652,000	1,667,545
5.10%, 2/24/2035	1,286,000	1,295,825
Security Description	Principal Amount	Value
Hormel Foods Corp.:
1.70%, 6/3/2028	$1,551,000	$1,430,782
1.80%, 6/11/2030 (a)	1,860,000	1,623,575
4.80%, 3/30/2027 (a)	1,507,000	1,521,859
Ingredion, Inc.:
2.90%, 6/1/2030	1,793,000	1,643,733
3.20%, 10/1/2026	1,700,000	1,666,782
J.M. Smucker Co.:
2.13%, 3/15/2032 (a)	973,000	809,196
2.38%, 3/15/2030 (a)	1,414,000	1,269,518
3.38%, 12/15/2027	1,116,000	1,087,542
5.90%, 11/15/2028 (a)	2,044,000	2,137,861
6.20%, 11/15/2033 (a)	1,572,000	1,673,567
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL:
2.50%, 1/15/2027	1,519,000	1,460,913
3.00%, 2/2/2029	1,663,000	1,556,036
3.00%, 5/15/2032	2,210,000	1,900,202
3.63%, 1/15/2032	1,475,000	1,328,592
3.75%, 12/1/2031	1,920,000	1,755,878
5.13%, 2/1/2028	1,748,000	1,766,214
5.50%, 1/15/2030 (a)	2,051,000	2,085,641
5.75%, 4/1/2033 (a)	2,676,000	2,721,519
6.75%, 3/15/2034	2,751,000	2,972,538
Kellanova:
3.25%, 4/1/2026	1,664,000	1,644,381
3.40%, 11/15/2027	1,787,000	1,741,360
4.30%, 5/15/2028	1,970,000	1,961,785
5.25%, 3/1/2033	9,000	9,106
Series B, 7.45%, 4/1/2031	5,436,000	6,151,595
Kraft Heinz Foods Co.:
3.00%, 6/1/2026 (a)	3,115,000	3,059,553
3.75%, 4/1/2030 (a)	1,749,000	1,673,950
3.88%, 5/15/2027	2,474,000	2,442,358
4.25%, 3/1/2031 (a)	4,355,000	4,226,223
4.63%, 1/30/2029	124,000	124,160
5.20%, 3/15/2032	811,000	819,564
5.40%, 3/15/2035 (a)	1,286,000	1,296,159
6.75%, 3/15/2032	1,682,000	1,831,900
Kroger Co.:
1.70%, 1/15/2031	1,610,000	1,355,169
2.20%, 5/1/2030	1,783,000	1,580,986
2.65%, 10/15/2026	2,201,000	2,139,724
3.70%, 8/1/2027	699,000	687,026
4.50%, 1/15/2029 (a)	1,899,000	1,892,866
7.50%, 4/1/2031	1,977,000	2,239,111
McCormick & Co., Inc.:
1.85%, 2/15/2031 (a)	684,000	579,266
2.50%, 4/15/2030 (a)	1,424,000	1,278,524
3.40%, 8/15/2027	1,822,000	1,780,950
4.70%, 10/15/2034	1,510,000	1,443,953
4.95%, 4/15/2033	1,698,000	1,677,845
Mondelez International, Inc.:
1.88%, 10/15/2032 (a)	1,278,000	1,050,593

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.63%, 3/17/2027 (a)	$1,926,000	$1,860,189
2.75%, 4/13/2030	1,768,000	1,613,901
3.00%, 3/17/2032	1,601,000	1,420,695
4.13%, 5/7/2028	1,853,000	1,836,657
4.75%, 2/20/2029 (a)	1,827,000	1,848,705
4.75%, 8/28/2034 (a)	1,650,000	1,613,271
Pilgrim's Pride Corp.:
3.50%, 3/1/2032	2,538,000	2,235,090
4.25%, 4/15/2031 (a)	1,917,000	1,803,226
6.25%, 7/1/2033	3,392,000	3,516,351
6.88%, 5/15/2034	1,887,000	2,036,318
Sysco Corp.:
2.40%, 2/15/2030 (a)	1,530,000	1,375,332
2.45%, 12/14/2031	1,924,000	1,656,102
3.25%, 7/15/2027	1,730,000	1,683,792
3.30%, 7/15/2026	1,649,000	1,623,886
5.40%, 3/23/2035	1,418,000	1,426,948
5.75%, 1/17/2029	1,401,000	1,454,252
5.95%, 4/1/2030	1,306,000	1,368,309
6.00%, 1/17/2034	1,714,000	1,818,623
Tyson Foods, Inc.:
3.55%, 6/2/2027	2,102,000	2,060,065
4.35%, 3/1/2029	1,588,000	1,562,989
4.88%, 8/15/2034 (a)	1,456,000	1,408,709
5.40%, 3/15/2029	1,563,000	1,598,339
5.70%, 3/15/2034	1,498,000	1,532,574
Whole Foods Market, Inc. 5.20%, 12/3/2025	39,000	39,004
		161,813,276
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA 3.88%, 11/2/2027	1,538,000	1,495,044
Georgia-Pacific LLC:
7.75%, 11/15/2029	1,555,000	1,761,784
8.88%, 5/15/2031	1,702,000	2,069,819
Suzano Austria GmbH:
2.50%, 9/15/2028	1,877,000	1,711,693
3.13%, 1/15/2032 (a)	1,577,000	1,341,885
3.75%, 1/15/2031	2,342,000	2,116,559
5.00%, 1/15/2030	2,247,000	2,197,206
6.00%, 1/15/2029	3,192,000	3,254,148
Suzano International Finance BV 5.50%, 1/17/2027	1,936,000	1,955,999
		17,904,137
GAS — 0.6%
Atmos Energy Corp.:
2.63%, 9/15/2029	1,418,000	1,311,012
3.00%, 6/15/2027	1,387,000	1,347,914
5.45%, 10/15/2032	1,191,000	1,231,041
5.90%, 11/15/2033	1,272,000	1,346,196
Security Description	Principal Amount	Value
CenterPoint Energy Resources Corp.:
1.75%, 10/1/2030	$1,804,000	$1,543,899
4.00%, 4/1/2028	1,451,000	1,426,435
4.40%, 7/1/2032	1,894,000	1,814,812
5.25%, 3/1/2028	1,952,000	1,991,001
5.40%, 3/1/2033	1,940,000	1,973,407
5.40%, 7/1/2034	942,000	951,382
National Fuel Gas Co.:
2.95%, 3/1/2031	1,481,000	1,311,973
3.95%, 9/15/2027	1,466,000	1,438,806
4.75%, 9/1/2028	161,000	160,543
5.50%, 10/1/2026	1,602,000	1,619,045
5.50%, 3/15/2030	1,794,000	1,825,843
NiSource, Inc.:
1.70%, 2/15/2031	1,616,000	1,352,980
2.95%, 9/1/2029	1,691,000	1,571,615
3.49%, 5/15/2027	1,980,000	1,939,628
5.20%, 7/1/2029	1,656,000	1,686,404
5.25%, 3/30/2028	1,979,000	2,013,158
5.35%, 4/1/2034 (a)	1,369,000	1,372,819
5.40%, 6/30/2033	1,497,000	1,503,527
5 yr. CMT + 2.45%, 6.95%, 11/30/2054 (b)	2,069,000	2,103,532
ONE Gas, Inc. 4.25%, 9/1/2032	2,693,000	2,558,512
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031	907,000	791,022
3.50%, 6/1/2029	742,000	709,871
5.40%, 6/15/2033	1,899,000	1,922,548
Southern California Gas Co.:
Series XX, 2.55%, 2/1/2030 (a)	1,614,000	1,463,979
Series TT, 2.60%, 6/15/2026	1,020,000	997,917
2.95%, 4/15/2027	1,706,000	1,656,833
5.05%, 9/1/2034	738,000	728,030
5.20%, 6/1/2033	1,018,000	1,016,504
Southern Co. Gas Capital Corp.:
Series 20-A, 1.75%, 1/15/2031	1,308,000	1,102,003
3.25%, 6/15/2026	603,000	594,341
4.95%, 9/15/2034	1,650,000	1,605,532
5.15%, 9/15/2032	1,023,000	1,023,542
5.75%, 9/15/2033	1,673,000	1,726,218
Southwest Gas Corp.:
2.20%, 6/15/2030	602,000	529,555
3.70%, 4/1/2028	2,570,000	2,503,129
5.45%, 3/23/2028	1,834,000	1,870,313
5.80%, 12/1/2027	249,000	255,865
Spire Missouri, Inc. 4.80%, 2/15/2033	588,000	581,667
		58,474,353

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
HAND & MACHINE TOOLS — 0.2%
Kennametal, Inc.:
2.80%, 3/1/2031	$1,735,000	$1,535,007
4.63%, 6/15/2028	1,228,000	1,225,740
Regal Rexnord Corp.:
6.05%, 4/15/2028	2,386,000	2,444,934
6.30%, 2/15/2030	2,048,000	2,129,121
6.40%, 4/15/2033	1,683,000	1,745,843
Snap-on, Inc. 3.25%, 3/1/2027	1,871,000	1,831,896
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030	1,954,000	1,730,111
3.00%, 5/15/2032 (a)	1,760,000	1,529,194
6.00%, 3/6/2028 (a)	1,614,000	1,682,660
		15,854,506
HEALTH CARE PRODUCTS — 1.1%
Abbott Laboratories:
1.15%, 1/30/2028 (a)	1,236,000	1,143,102
1.40%, 6/30/2030 (a)	1,539,000	1,331,635
3.75%, 11/30/2026	2,780,000	2,764,515
Agilent Technologies, Inc.:
2.10%, 6/4/2030 (a)	1,427,000	1,255,403
2.30%, 3/12/2031	1,858,000	1,614,249
3.05%, 9/22/2026	1,294,000	1,266,567
4.20%, 9/9/2027	1,363,000	1,354,863
4.75%, 9/9/2034	1,473,000	1,424,391
Baxter International, Inc.:
1.73%, 4/1/2031	1,951,000	1,631,251
1.92%, 2/1/2027	2,767,000	2,639,386
2.27%, 12/1/2028	2,306,000	2,118,476
2.54%, 2/1/2032 (a)	2,758,000	2,363,634
2.60%, 8/15/2026	1,443,000	1,404,659
3.95%, 4/1/2030	1,837,000	1,767,910
Boston Scientific Corp.:
2.65%, 6/1/2030 (a)	2,203,000	2,007,462
4.00%, 3/1/2028	635,000	627,120
Dentsply Sirona, Inc. 3.25%, 6/1/2030 (a)	2,882,000	2,582,791
DH Europe Finance II SARL 2.60%, 11/15/2029 (a)	1,696,000	1,562,830
Edwards Lifesciences Corp. 4.30%, 6/15/2028	1,705,000	1,684,131
GE HealthCare Technologies, Inc.:
4.80%, 8/14/2029	1,597,000	1,602,957
5.65%, 11/15/2027	2,106,000	2,161,851
5.86%, 3/15/2030	4,082,000	4,261,894
5.91%, 11/22/2032 (a)	2,896,000	3,053,455
Medtronic Global Holdings SCA:
4.25%, 3/30/2028 (a)	4,942,000	4,938,145
4.50%, 3/30/2033	1,676,000	1,637,972
Revvity, Inc.:
1.90%, 9/15/2028	925,000	843,951
2.25%, 9/15/2031	442,000	372,434
Security Description	Principal Amount	Value
2.55%, 3/15/2031	$3,254,000	$2,821,218
3.30%, 9/15/2029	1,740,000	1,628,536
Smith & Nephew PLC:
2.03%, 10/14/2030	1,247,000	1,074,515
5.15%, 3/20/2027	1,790,000	1,806,289
5.40%, 3/20/2034	1,346,000	1,347,804
Solventum Corp.:
5.40%, 3/1/2029	2,477,000	2,526,689
5.45%, 2/25/2027	1,658,000	1,682,339
5.45%, 3/13/2031	2,223,000	2,266,193
5.60%, 3/23/2034	3,933,000	3,989,910
STERIS Irish FinCo UnLtd Co. 2.70%, 3/15/2031	1,708,000	1,512,417
Stryker Corp.:
1.95%, 6/15/2030	1,917,000	1,679,733
3.65%, 3/7/2028	1,626,000	1,589,984
4.25%, 9/11/2029	1,715,000	1,695,380
4.55%, 2/10/2027 (a)	2,911,000	2,915,890
4.63%, 9/11/2034 (a)	1,017,000	990,853
4.70%, 2/10/2028	1,614,000	1,623,975
4.85%, 2/10/2030	1,574,000	1,589,346
5.20%, 2/10/2035	1,931,000	1,948,031
Thermo Fisher Scientific, Inc.:
1.75%, 10/15/2028 (a)	989,000	905,647
2.00%, 10/15/2031 (a)	2,109,000	1,805,220
2.60%, 10/1/2029	1,606,000	1,485,807
4.80%, 11/21/2027	1,743,000	1,765,171
4.95%, 8/10/2026	1,551,000	1,563,346
4.95%, 11/21/2032 (a)	1,277,000	1,292,043
4.98%, 8/10/2030	1,794,000	1,829,467
5.00%, 12/5/2026	1,615,000	1,631,780
5.00%, 1/31/2029 (a)	1,281,000	1,308,657
5.09%, 8/10/2033	1,481,000	1,497,676
5.20%, 1/31/2034 (a)	1,759,000	1,786,194
Zimmer Biomet Holdings, Inc.:
2.60%, 11/24/2031 (a)	1,700,000	1,484,185
4.70%, 2/19/2027	1,349,000	1,353,398
5.05%, 2/19/2030 (a)	1,469,000	1,484,307
5.20%, 9/15/2034	1,667,000	1,659,232
5.35%, 12/1/2028	582,000	595,165
5.50%, 2/19/2035	1,144,000	1,163,517
		110,716,948
HEALTH CARE SERVICES — 2.8%
Adventist Health System 5.43%, 3/1/2032	1,714,000	1,733,334
Advocate Health & Hospitals Corp.:
Series 2020, 2.21%, 6/15/2030	1,801,000	1,605,321
3.83%, 8/15/2028	360,000	352,310
Ascension Health Series B, 2.53%, 11/15/2029	1,961,000	1,800,080
Banner Health:
1.90%, 1/1/2031	2,104,000	1,815,100

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.34%, 1/1/2030	$1,733,000	$1,569,232
Baylor Scott & White Holdings Series 2021, 1.78%, 11/15/2030	711,000	610,692
Bon Secours Mercy Health, Inc.:
Series 20-2, 2.10%, 6/1/2031	955,000	823,764
3.46%, 6/1/2030	1,561,000	1,486,821
Series 2018, 4.30%, 7/1/2028	9,000	8,932
Cedars-Sinai Health System Series 2021, 2.29%, 8/15/2031	753,000	642,399
Centene Corp.:
2.45%, 7/15/2028	6,301,000	5,752,813
2.50%, 3/1/2031	5,465,000	4,611,422
2.63%, 8/1/2031	2,102,000	1,768,812
3.00%, 10/15/2030	5,010,000	4,383,349
3.38%, 2/15/2030	3,698,000	3,347,023
4.25%, 12/15/2027	4,609,000	4,500,320
4.63%, 12/15/2029	8,517,000	8,160,478
CHRISTUS Health Series C, 4.34%, 7/1/2028	1,444,000	1,429,315
Cigna Group:
2.38%, 3/15/2031	2,316,000	2,020,780
2.40%, 3/15/2030	3,621,000	3,251,513
3.05%, 10/15/2027	1,215,000	1,175,257
3.40%, 3/1/2027	2,072,000	2,032,135
4.38%, 10/15/2028	6,842,000	6,790,753
5.00%, 5/15/2029 (a)	662,000	670,884
5.13%, 5/15/2031	1,948,000	1,974,882
5.25%, 2/15/2034	1,731,000	1,738,616
5.40%, 3/15/2033	1,729,000	1,759,551
CommonSpirit Health:
2.78%, 10/1/2030	2,976,000	2,674,621
3.35%, 10/1/2029	1,946,000	1,831,731
5.21%, 12/1/2031	1,789,000	1,805,244
6.07%, 11/1/2027	1,808,000	1,867,718
Elevance Health, Inc.:
2.25%, 5/15/2030	525,000	467,717
2.55%, 3/15/2031	2,241,000	1,980,618
2.88%, 9/15/2029	962,000	893,900
3.65%, 12/1/2027	2,831,000	2,776,022
4.10%, 3/1/2028	2,379,000	2,353,473
4.10%, 5/15/2032	1,811,000	1,713,876
4.50%, 10/30/2026	1,532,000	1,532,674
4.75%, 2/15/2030 (a)	1,702,000	1,711,038
4.75%, 2/15/2033 (a)	724,000	708,376
4.95%, 11/1/2031	1,959,000	1,965,230
5.15%, 6/15/2029	1,255,000	1,280,226
5.20%, 2/15/2035 (a)	610,000	611,440
5.38%, 6/15/2034	1,926,000	1,949,863
5.50%, 10/15/2032	1,773,000	1,829,204
HCA, Inc.:
2.38%, 7/15/2031	1,043,000	887,280
Security Description	Principal Amount	Value
3.13%, 3/15/2027	$2,164,000	$2,102,845
3.38%, 3/15/2029	1,619,000	1,530,829
3.50%, 9/1/2030	4,018,000	3,728,182
3.63%, 3/15/2032 (a)	2,840,000	2,567,502
4.13%, 6/15/2029	2,966,000	2,880,490
4.50%, 2/15/2027	3,380,000	3,368,778
5.00%, 3/1/2028 (a)	989,000	996,991
5.20%, 6/1/2028 (a)	2,134,000	2,159,245
5.25%, 6/15/2026	2,027,000	2,032,939
5.25%, 3/1/2030	1,773,000	1,793,585
5.38%, 9/1/2026	1,879,000	1,889,165
5.45%, 4/1/2031	3,846,000	3,905,344
5.45%, 9/15/2034	2,075,000	2,054,105
5.50%, 3/1/2032	1,983,000	2,000,054
5.50%, 6/1/2033	2,272,000	2,278,771
5.60%, 4/1/2034	3,067,000	3,079,237
5.63%, 9/1/2028	2,348,000	2,401,628
5.75%, 3/1/2035	3,166,000	3,194,146
5.88%, 2/1/2029	1,592,000	1,641,050
Humana, Inc.:
1.35%, 2/3/2027	1,690,000	1,591,896
2.15%, 2/3/2032	1,865,000	1,529,225
3.13%, 8/15/2029	1,844,000	1,715,344
3.70%, 3/23/2029	1,785,000	1,710,566
3.95%, 3/15/2027	1,752,000	1,728,839
5.38%, 4/15/2031	2,003,000	2,018,223
5.75%, 3/1/2028	1,887,000	1,939,194
5.75%, 12/1/2028 (a)	1,924,000	1,985,376
5.88%, 3/1/2033	1,792,000	1,831,818
5.95%, 3/15/2034 (a)	1,945,000	1,989,404
Icon Investments Six DAC:
5.81%, 5/8/2027	1,945,000	1,985,845
5.85%, 5/8/2029	1,642,000	1,693,641
6.00%, 5/8/2034	1,919,000	1,957,802
IQVIA, Inc.:
5.70%, 5/15/2028	1,411,000	1,439,291
6.25%, 2/1/2029	1,668,000	1,739,324
Kaiser Foundation Hospitals 3.15%, 5/1/2027	1,790,000	1,748,311
Laboratory Corp. of America Holdings:
2.70%, 6/1/2031	1,675,000	1,477,534
2.95%, 12/1/2029	1,359,000	1,256,912
3.60%, 9/1/2027	1,278,000	1,251,366
4.35%, 4/1/2030	1,400,000	1,370,684
4.55%, 4/1/2032 (a)	1,375,000	1,337,586
4.80%, 10/1/2034	1,955,000	1,882,157
Ochsner LSU Health System of North Louisiana Series 2021, 2.51%, 5/15/2031 (a)	2,131,000	1,706,313
OhioHealth Corp. 2.30%, 11/15/2031	964,000	838,593
Piedmont Healthcare, Inc. Series 2032, 2.04%, 1/1/2032	352,000	294,004

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	$1,793,000	$1,632,562
Series H, 2.75%, 10/1/2026	1,458,000	1,421,025
5.40%, 10/1/2033	1,682,000	1,696,650
Quest Diagnostics, Inc.:
2.80%, 6/30/2031	200,000	177,746
2.95%, 6/30/2030 (a)	1,974,000	1,812,270
3.45%, 6/1/2026	1,759,000	1,738,684
4.20%, 6/30/2029 (a)	1,575,000	1,550,430
4.60%, 12/15/2027 (a)	1,939,000	1,949,820
4.63%, 12/15/2029 (a)	1,870,000	1,862,632
6.40%, 11/30/2033	1,838,000	1,989,580
Rush Obligated Group Series 2020, 3.92%, 11/15/2029	628,000	608,532
SSM Health Care Corp.:
Series A, 3.82%, 6/1/2027	1,873,000	1,844,399
4.89%, 6/1/2028	752,000	759,640
Stanford Health Care Series 2020, 3.31%, 8/15/2030	1,260,000	1,182,485
Sutter Health:
Series 20A, 2.29%, 8/15/2030	1,881,000	1,669,463
Series 2018, 3.70%, 8/15/2028 (a)	635,000	618,890
5.16%, 8/15/2033	1,697,000	1,709,609
UnitedHealth Group, Inc.:
1.15%, 5/15/2026	1,644,000	1,587,956
2.00%, 5/15/2030	1,961,000	1,732,759
2.30%, 5/15/2031	2,175,000	1,903,256
2.88%, 8/15/2029	1,952,000	1,832,850
2.95%, 10/15/2027 (a)	3,626,000	3,509,170
3.38%, 4/15/2027	1,963,000	1,929,433
3.85%, 6/15/2028 (a)	2,249,000	2,217,289
3.88%, 12/15/2028 (a)	1,605,000	1,575,950
4.00%, 5/15/2029	1,652,000	1,622,528
4.20%, 5/15/2032	2,384,000	2,290,190
4.25%, 1/15/2029 (a)	2,686,000	2,670,099
4.50%, 4/15/2033	2,508,000	2,424,885
4.60%, 4/15/2027	1,657,000	1,667,903
4.70%, 4/15/2029	1,941,000	1,956,644
4.75%, 7/15/2026 (a)	805,000	810,305
4.80%, 1/15/2030	2,006,500	2,029,033
4.90%, 4/15/2031	1,922,000	1,943,911
4.95%, 1/15/2032	2,459,000	2,474,295
5.00%, 4/15/2034	3,293,000	3,275,020
5.15%, 7/15/2034	3,339,000	3,359,501
5.25%, 2/15/2028 (a)	1,729,000	1,772,294
5.30%, 2/15/2030	1,872,000	1,931,043
5.35%, 2/15/2033	3,628,000	3,719,135
Universal Health Services, Inc.:
1.65%, 9/1/2026	348,000	333,085
2.65%, 10/15/2030	1,689,000	1,480,088
Security Description	Principal Amount	Value
2.65%, 1/15/2032	$1,755,000	$1,466,864
4.63%, 10/15/2029 (a)	1,927,000	1,877,149
5.05%, 10/15/2034 (a)	1,378,000	1,305,490
UPMC:
Series 2021, 1.80%, 4/15/2026	100,000	96,437
5.04%, 5/15/2033	1,819,000	1,806,704
		267,105,956
HOME BUILDERS — 0.2%
DR Horton, Inc.:
1.30%, 10/15/2026	1,987,000	1,893,233
1.40%, 10/15/2027	1,830,000	1,694,507
5.00%, 10/15/2034	1,375,000	1,339,374
Lennar Corp.:
4.75%, 11/29/2027	617,000	618,061
5.00%, 6/15/2027	1,556,000	1,564,449
MDC Holdings, Inc.:
2.50%, 1/15/2031	967,000	841,309
3.85%, 1/15/2030	1,776,000	1,686,561
Meritage Homes Corp.:
5.13%, 6/6/2027	1,960,000	1,974,034
5.65%, 3/15/2035 (a)	1,259,000	1,242,369
NVR, Inc. 3.00%, 5/15/2030	1,758,000	1,611,523
PulteGroup, Inc.:
6.38%, 5/15/2033	1,697,000	1,793,424
7.88%, 6/15/2032	1,478,000	1,694,291
Toll Brothers Finance Corp.:
4.35%, 2/15/2028	1,722,000	1,698,391
4.88%, 3/15/2027	1,009,000	1,009,615
		20,661,141
HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc.:
3.50%, 11/15/2027 (a)	1,854,000	1,778,524
4.40%, 3/15/2029 (a)	1,913,000	1,813,830
Whirlpool Corp.:
2.40%, 5/15/2031	2,987,000	2,506,869
4.70%, 5/14/2032 (a)	1,642,000	1,528,932
5.50%, 3/1/2033 (a)	1,319,000	1,294,229
		8,922,384
HOUSEHOLD PRODUCTS — 0.6%
Colgate-Palmolive Co.:
3.10%, 8/15/2027 (a)	100,000	97,866
3.25%, 8/15/2032	1,821,000	1,672,151
4.60%, 3/1/2033 (a)	1,750,000	1,753,570
Conopco, Inc. Series E, 7.25%, 12/15/2026	1,519,000	1,591,107
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031 (a)	1,699,000	1,448,414
2.38%, 12/1/2029	1,595,000	1,443,666
2.60%, 4/15/2030 (a)	1,455,000	1,315,029
3.15%, 3/15/2027	1,636,000	1,598,257
4.38%, 5/15/2028 (a)	1,769,000	1,765,975

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.65%, 5/15/2033 (a)	$1,745,000	$1,695,390
Haleon U.S. Capital LLC:
3.38%, 3/24/2027	3,698,000	3,624,854
3.38%, 3/24/2029 (a)	1,691,000	1,615,564
3.63%, 3/24/2032	3,426,000	3,150,652
Procter & Gamble Co.:
1.00%, 4/23/2026	620,000	599,676
1.20%, 10/29/2030 (a)	2,085,000	1,767,371
1.90%, 2/1/2027	1,867,000	1,799,807
1.95%, 4/23/2031 (a)	1,639,000	1,433,650
2.30%, 2/1/2032 (a)	1,650,000	1,455,877
2.45%, 11/3/2026	617,000	601,476
2.80%, 3/25/2027	1,852,000	1,808,571
2.85%, 8/11/2027	1,445,000	1,405,421
3.00%, 3/25/2030	2,298,000	2,162,924
3.95%, 1/26/2028	740,000	739,586
4.05%, 1/26/2033 (a)	439,000	428,227
4.15%, 10/24/2029	850,000	850,961
4.35%, 1/29/2029 (a)	1,377,000	1,388,402
4.55%, 1/29/2034	833,000	828,443
Unilever Capital Corp.:
1.38%, 9/14/2030	1,688,000	1,436,539
1.75%, 8/12/2031	1,781,000	1,512,105
2.00%, 7/28/2026 (a)	1,042,000	1,013,626
2.13%, 9/6/2029 (a)	1,442,000	1,314,542
2.90%, 5/5/2027	1,868,000	1,821,001
3.50%, 3/22/2028	2,010,000	1,971,388
4.25%, 8/12/2027	465,000	465,614
4.63%, 8/12/2034	667,000	656,061
5.90%, 11/15/2032	2,860,000	3,088,972
		53,322,735
HOUSEHOLD PRODUCTS & WARES — 0.2%
Avery Dennison Corp.:
2.25%, 2/15/2032	1,691,000	1,403,158
4.88%, 12/6/2028	1,686,000	1,696,284
5.75%, 3/15/2033	1,979,000	2,023,409
Church & Dwight Co., Inc.:
3.15%, 8/1/2027	1,627,000	1,586,845
5.60%, 11/15/2032	288,000	300,413
Clorox Co.:
1.80%, 5/15/2030	1,976,000	1,720,049
3.10%, 10/1/2027	897,000	869,785
3.90%, 5/15/2028	985,000	970,511
4.60%, 5/1/2032 (a)	1,495,000	1,473,098
Kimberly-Clark Corp.:
1.05%, 9/15/2027 (a)	1,534,000	1,422,156
2.00%, 11/2/2031	227,000	195,824
3.10%, 3/26/2030	1,902,000	1,782,878
3.95%, 11/1/2028	1,412,000	1,397,372
4.50%, 2/16/2033	1,905,000	1,887,493
		18,729,275
INSURANCE — 2.7%
ACE Capital Trust II 9.70%, 4/1/2030	1,807,000	2,144,349
Security Description	Principal Amount	Value
Aegon Ltd. 6 mo. USD Term SOFR + 3.54%, 5.50%, 4/11/2048 (b)	$1,029,000	$1,022,281
Aflac, Inc.:
2.88%, 10/15/2026	1,806,000	1,762,602
3.60%, 4/1/2030	1,702,000	1,633,188
Alleghany Corp. 3.63%, 5/15/2030	1,269,000	1,214,788
Allstate Corp.:
3.28%, 12/15/2026	1,647,000	1,613,994
5.05%, 6/24/2029	528,000	535,799
5.25%, 3/30/2033 (a)	2,571,000	2,602,726
5.35%, 6/1/2033	271,000	274,951
American Financial Group, Inc. 5.25%, 4/2/2030 (a)	469,000	480,556
American International Group, Inc.:
3.40%, 6/30/2030	1,636,000	1,530,085
4.20%, 4/1/2028	1,968,000	1,945,151
5.13%, 3/27/2033 (a)	1,778,000	1,777,662
American National Group, Inc.:
5.00%, 6/15/2027	1,692,000	1,691,695
5.75%, 10/1/2029	1,899,000	1,915,521
Aon Corp.:
2.80%, 5/15/2030	2,692,000	2,451,039
3.75%, 5/2/2029	1,618,000	1,563,182
8.21%, 1/1/2027 (a)	969,000	1,023,652
Aon Corp./Aon Global Holdings PLC:
2.05%, 8/23/2031	1,760,000	1,493,800
2.60%, 12/2/2031	858,000	745,980
5.35%, 2/28/2033	1,566,000	1,591,479
Aon North America, Inc.:
5.13%, 3/1/2027	2,335,000	2,360,895
5.15%, 3/1/2029	1,842,000	1,872,725
5.30%, 3/1/2031	420,000	429,211
5.45%, 3/1/2034	3,226,000	3,283,681
Arch Capital Finance LLC 4.01%, 12/15/2026	748,000	738,942
Arthur J Gallagher & Co.:
2.40%, 11/9/2031	1,147,000	980,869
4.60%, 12/15/2027	645,000	646,277
4.85%, 12/15/2029	1,110,000	1,116,316
5.00%, 2/15/2032	1,000,000	999,740
5.15%, 2/15/2035	555,000	550,294
5.45%, 7/15/2034	1,070,000	1,085,472
5.50%, 3/2/2033	732,000	744,422
6.50%, 2/15/2034 (a)	3,285,000	3,560,086
Assurant, Inc.:
2.65%, 1/15/2032	1,726,000	1,458,556
4.90%, 3/27/2028 (a)	1,961,000	1,971,354
Assured Guaranty U.S. Holdings, Inc.:
3.15%, 6/15/2031 (a)	1,958,000	1,778,784
6.13%, 9/15/2028	606,000	634,906

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Athene Holding Ltd.:
3.50%, 1/15/2031	$837,000	$775,003
4.13%, 1/12/2028	1,991,000	1,963,007
5.88%, 1/15/2034 (a)	1,813,000	1,840,811
6.15%, 4/3/2030	1,075,000	1,130,008
6.65%, 2/1/2033 (a)	1,435,000	1,527,170
AXA SA 8.60%, 12/15/2030	1,808,000	2,132,066
AXIS Specialty Finance LLC:
3.90%, 7/15/2029 (a)	1,097,000	1,055,193
5 yr. CMT + 3.19%, 4.90%, 1/15/2040 (b)	828,000	778,751
AXIS Specialty Finance PLC 4.00%, 12/6/2027	510,000	501,605
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030	665,000	572,365
1.85%, 3/12/2030 (a)	1,397,000	1,247,926
2.30%, 3/15/2027	934,000	903,169
2.88%, 3/15/2032	1,728,000	1,561,006
Brighthouse Financial, Inc.:
3.70%, 6/22/2027	1,994,000	1,952,226
5.63%, 5/15/2030 (a)	1,959,000	2,026,625
Brown & Brown, Inc.:
2.38%, 3/15/2031	1,418,000	1,217,268
4.20%, 3/17/2032	1,276,000	1,195,408
4.50%, 3/15/2029	1,897,000	1,879,586
Chubb INA Holdings LLC:
1.38%, 9/15/2030	1,822,000	1,549,739
3.35%, 5/3/2026	2,752,000	2,722,499
4.65%, 8/15/2029	935,000	942,714
5.00%, 3/15/2034	1,838,000	1,840,830
Cincinnati Financial Corp.:
6.13%, 11/1/2034	1,306,000	1,370,660
6.92%, 5/15/2028	484,000	518,587
CNA Financial Corp.:
2.05%, 8/15/2030	1,454,000	1,265,329
3.45%, 8/15/2027	810,000	789,758
3.90%, 5/1/2029	1,042,000	1,010,427
5.13%, 2/15/2034	1,693,000	1,680,133
5.50%, 6/15/2033	762,000	776,287
CNO Financial Group, Inc.:
5.25%, 5/30/2029	1,599,000	1,599,767
6.45%, 6/15/2034	1,540,000	1,606,328
Corebridge Financial, Inc.:
3.65%, 4/5/2027	2,014,000	1,978,695
3.85%, 4/5/2029	1,568,000	1,516,146
3.90%, 4/5/2032	2,569,000	2,373,602
5.75%, 1/15/2034 (a)	1,757,000	1,801,347
6.05%, 9/15/2033 (a)	1,667,000	1,734,930
5 yr. CMT + 2.65%, 6.38%, 9/15/2054 (b)	1,495,000	1,485,970
5 yr. CMT + 3.85%, 6.88%, 12/15/2052 (b)	1,589,000	1,622,194
Security Description	Principal Amount	Value
Enstar Finance LLC 5 yr. CMT + 4.01%, 5.50%, 1/15/2042 (b)	$500,000	$487,015
Enstar Group Ltd.:
3.10%, 9/1/2031	1,733,000	1,496,272
4.95%, 6/1/2029 (a)	1,607,000	1,599,335
Equitable Holdings, Inc.:
4.35%, 4/20/2028	2,684,000	2,660,086
5.59%, 1/11/2033	1,980,000	2,033,341
Essent Group Ltd. 6.25%, 7/1/2029	1,813,000	1,866,429
F&G Annuities & Life, Inc.:
6.25%, 10/4/2034	1,405,000	1,362,147
6.50%, 6/4/2029 (a)	1,368,000	1,391,899
7.40%, 1/13/2028	1,541,000	1,607,463
Fairfax Financial Holdings Ltd.:
3.38%, 3/3/2031	1,159,000	1,056,174
4.63%, 4/29/2030 (a)	1,119,000	1,102,383
4.85%, 4/17/2028	851,000	852,523
5.63%, 8/16/2032	1,615,000	1,645,330
6.00%, 12/7/2033 (a)	1,793,000	1,862,048
Fidelity National Financial, Inc.:
2.45%, 3/15/2031 (a)	1,827,000	1,574,235
3.40%, 6/15/2030	1,515,000	1,395,997
4.50%, 8/15/2028	518,000	513,970
First American Financial Corp.:
2.40%, 8/15/2031	1,335,000	1,127,207
4.00%, 5/15/2030	1,843,000	1,756,913
5.45%, 9/30/2034	1,466,000	1,432,707
Globe Life, Inc.:
2.15%, 8/15/2030	1,951,000	1,690,405
4.80%, 6/15/2032	1,887,000	1,832,541
5.85%, 9/15/2034 (a)	650,000	664,820
Hanover Insurance Group, Inc.:
2.50%, 9/1/2030	1,689,000	1,481,202
4.50%, 4/15/2026	759,000	756,473
Hartford Insurance Group, Inc. 2.80%, 8/19/2029	746,000	689,692
Horace Mann Educators Corp. 7.25%, 9/15/2028 (a)	1,206,000	1,302,275
Jackson Financial, Inc.:
3.13%, 11/23/2031 (a)	1,675,000	1,457,685
5.17%, 6/8/2027	177,000	178,402
5.67%, 6/8/2032	1,344,000	1,370,208
Kemper Corp.:
2.40%, 9/30/2030	1,871,000	1,624,571
3.80%, 2/23/2032	1,944,000	1,745,809
Lincoln National Corp.:
3.05%, 1/15/2030 (a)	1,823,000	1,680,842
3.40%, 1/15/2031	264,000	242,510
3.40%, 3/1/2032	1,747,000	1,562,220
3.63%, 12/12/2026 (a)	726,000	715,110
3.80%, 3/1/2028 (a)	203,000	198,211
5.85%, 3/15/2034	1,740,000	1,786,528
Loews Corp.:
3.20%, 5/15/2030	1,075,000	1,005,469

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 4/1/2026	$1,746,000	$1,737,322
Manulife Financial Corp.:
2.48%, 5/19/2027	1,457,000	1,401,517
3.70%, 3/16/2032 (a)	1,380,000	1,278,515
5 yr. USD ICE Swap + 1.65%, 4.06%, 2/24/2032 (b)	1,881,000	1,847,387
Markel Group, Inc.:
3.35%, 9/17/2029	1,357,000	1,285,798
3.50%, 11/1/2027	742,000	723,650
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030	1,641,000	1,449,167
2.38%, 12/15/2031	476,000	409,674
4.38%, 3/15/2029	5,021,000	5,003,878
4.55%, 11/8/2027	741,000	744,609
4.65%, 3/15/2030	1,725,000	1,728,433
4.85%, 11/15/2031	1,427,000	1,431,381
5.15%, 3/15/2034 (a)	2,949,000	2,977,015
5.40%, 9/15/2033 (a)	1,253,000	1,288,410
5.75%, 11/1/2032 (a)	1,294,000	1,362,944
5.88%, 8/1/2033	151,000	159,766
Mercury General Corp. 4.40%, 3/15/2027 (a)	1,615,000	1,588,595
MetLife, Inc.:
4.55%, 3/23/2030 (a)	3,077,000	3,080,077
5.38%, 7/15/2033 (a)	1,630,000	1,679,177
6.38%, 6/15/2034	1,230,000	1,342,902
6.50%, 12/15/2032 (a)	1,263,000	1,398,179
MGIC Investment Corp. 5.25%, 8/15/2028	1,398,000	1,383,643
Munich Re America Corp. Series B, 7.45%, 12/15/2026	15,000	15,815
NMI Holdings, Inc. 6.00%, 8/15/2029	1,680,000	1,706,326
Old Republic International Corp.:
3.88%, 8/26/2026	1,450,000	1,433,687
5.75%, 3/28/2034	1,881,000	1,923,097
PartnerRe Finance B LLC 5 yr. CMT + 3.82%, 4.50%, 10/1/2050 (a) (b)	2,632,000	2,447,760
Primerica, Inc. 2.80%, 11/19/2031	567,000	491,736
Principal Financial Group, Inc.:
2.13%, 6/15/2030 (a)	1,807,000	1,584,143
3.10%, 11/15/2026	1,940,000	1,895,205
5.38%, 3/15/2033	588,000	597,967
Progressive Corp.:
2.45%, 1/15/2027	1,799,000	1,741,846
2.50%, 3/15/2027	68,000	65,746
3.00%, 3/15/2032	163,000	145,750
3.20%, 3/26/2030	246,000	231,053
4.00%, 3/1/2029 (a)	400,000	393,704
4.95%, 6/15/2033	1,488,000	1,493,550
6.25%, 12/1/2032	1,916,000	2,076,542
Security Description	Principal Amount	Value
6.63%, 3/1/2029	$1,234,000	$1,326,056
Prudential Financial, Inc.:
5 yr. CMT + 3.04%, 3.70%, 10/1/2050 (b)	2,949,000	2,656,961
3 mo. USD Term SOFR + 2.38%, 4.50%, 9/15/2047 (a) (b)	1,477,000	1,438,051
5 yr. CMT + 3.16%, 5.13%, 3/1/2052 (b)	5,926,000	5,636,219
5.20%, 3/14/2035	930,000	930,456
3 mo. USD Term SOFR + 2.67%, 5.70%, 9/15/2048 (b)	1,907,000	1,908,583
Series MTN, 5.75%, 7/15/2033	6,000	6,315
5 yr. CMT + 3.23%, 6.00%, 9/1/2052 (b)	3,625,000	3,628,589
5 yr. CMT + 2.85%, 6.75%, 3/1/2053 (b)	6,857,000	7,136,148
Prudential Funding Asia PLC:
3.13%, 4/14/2030 (a)	1,964,000	1,829,682
3.63%, 3/24/2032	1,901,000	1,752,190
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	674,000	618,880
3.90%, 5/15/2029 (a)	580,000	561,742
3.95%, 9/15/2026	2,122,000	2,105,427
5.75%, 9/15/2034	1,724,000	1,752,101
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	1,589,000	1,550,356
RenaissanceRe Holdings Ltd. 5.75%, 6/5/2033 (a)	1,790,000	1,821,397
SiriusPoint Ltd. 7.00%, 4/5/2029	1,582,000	1,649,441
Stewart Information Services Corp. 3.60%, 11/15/2031	1,712,000	1,527,909
Travelers Property Casualty Corp. 6.38%, 3/15/2033	1,954,000	2,161,280
Unum Group 4.00%, 6/15/2029	1,588,000	1,542,154
Willis North America, Inc.:
2.95%, 9/15/2029	1,591,000	1,467,427
4.50%, 9/15/2028 (a)	1,748,000	1,735,082
4.65%, 6/15/2027	1,853,000	1,853,537
5.35%, 5/15/2033	1,411,000	1,422,161
		264,044,702
INTERNET — 1.6%
Alibaba Group Holding Ltd.:
2.13%, 2/9/2031 (a)	2,400,000	2,094,984
3.40%, 12/6/2027 (a)	4,127,000	4,020,441
4.50%, 11/28/2034 (a)	1,189,000	1,136,541
4.88%, 5/26/2030 (a) (e)	2,666,000	2,702,578
Alphabet, Inc.:
0.80%, 8/15/2027	625,000	580,294

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
1.10%, 8/15/2030 (a)	$3,691,000	$3,141,779
2.00%, 8/15/2026	3,029,000	2,943,491
Amazon.com, Inc.:
1.00%, 5/12/2026	4,149,000	4,011,627
1.20%, 6/3/2027	1,910,000	1,795,667
1.50%, 6/3/2030	3,862,000	3,352,873
1.65%, 5/12/2028 (a)	4,056,000	3,762,102
2.10%, 5/12/2031	7,084,000	6,176,894
3.15%, 8/22/2027	6,270,000	6,130,681
3.30%, 4/13/2027	2,941,000	2,891,915
3.45%, 4/13/2029 (a)	2,285,000	2,227,944
3.60%, 4/13/2032	4,700,000	4,427,682
4.55%, 12/1/2027 (a)	2,906,000	2,936,629
4.65%, 12/1/2029 (a)	2,659,000	2,709,042
4.70%, 12/1/2032 (a)	7,297,000	7,357,784
4.80%, 12/5/2034	2,045,000	2,064,857
Ameritrade Holding LLC 3.63%, 4/1/2025	264,000	264,000
Baidu, Inc.:
1.63%, 2/23/2027 (a)	1,089,000	1,034,757
2.38%, 10/9/2030 (a)	1,934,000	1,722,440
2.38%, 8/23/2031 (a)	1,225,000	1,071,691
3.43%, 4/7/2030 (a)	1,780,000	1,683,791
3.63%, 7/6/2027	1,054,000	1,036,345
4.38%, 3/29/2028 (a)	740,000	737,514
4.88%, 11/14/2028 (a)	757,000	764,244
Booking Holdings, Inc.:
3.55%, 3/15/2028	1,494,000	1,464,120
3.60%, 6/1/2026	1,562,000	1,548,051
4.63%, 4/13/2030	2,478,000	2,482,386
eBay, Inc.:
1.40%, 5/10/2026	1,037,000	1,002,572
2.60%, 5/10/2031 (a)	1,631,000	1,436,487
2.70%, 3/11/2030	1,342,000	1,222,334
3.60%, 6/5/2027	1,907,000	1,872,312
5.95%, 11/22/2027 (a)	1,222,000	1,266,554
6.30%, 11/22/2032	1,895,000	2,045,027
Expedia Group, Inc.:
2.95%, 3/15/2031	1,647,000	1,474,987
3.25%, 2/15/2030 (a)	2,175,000	2,028,340
3.80%, 2/15/2028	566,000	552,173
4.63%, 8/1/2027	1,573,000	1,571,883
5.40%, 2/15/2035	841,000	837,838
JD.com, Inc.:
3.38%, 1/14/2030 (a)	1,428,000	1,349,917
3.88%, 4/29/2026	1,331,000	1,321,124
Meta Platforms, Inc.:
3.50%, 8/15/2027	4,977,000	4,905,331
3.85%, 8/15/2032	8,196,000	7,749,318
4.30%, 8/15/2029 (a)	501,000	500,674
4.55%, 8/15/2031	1,860,000	1,864,427
4.75%, 8/15/2034	3,874,000	3,845,913
4.80%, 5/15/2030 (a)	1,858,000	1,897,761
4.95%, 5/15/2033	11,442,000	11,563,400
Security Description	Principal Amount	Value
Netflix, Inc.:
4.38%, 11/15/2026	$1,527,000	$1,530,253
4.88%, 4/15/2028	2,967,000	3,009,072
4.90%, 8/15/2034	2,429,000	2,429,802
5.88%, 11/15/2028	3,288,000	3,438,919
6.38%, 5/15/2029	1,622,000	1,736,237
Tencent Music Entertainment Group 2.00%, 9/3/2030 (a)	2,599,000	2,255,906
Uber Technologies, Inc.:
4.30%, 1/15/2030	3,455,000	3,397,163
4.80%, 9/15/2034	1,582,000	1,540,298
VeriSign, Inc.:
2.70%, 6/15/2031	1,754,000	1,543,239
5.25%, 6/1/2032	2,728,000	2,751,270
Weibo Corp. 3.38%, 7/8/2030 (a)	1,867,000	1,724,324
		155,939,999
INVESTMENT COMPANY SECURITY — 1.5%
Apollo Debt Solutions BDC:
6.55%, 3/15/2032 (e)	1,219,000	1,235,176
6.70%, 7/29/2031	1,441,000	1,487,732
6.90%, 4/13/2029	1,747,000	1,811,919
ARES Capital Corp.:
2.15%, 7/15/2026	1,959,000	1,889,632
2.88%, 6/15/2027 (a)	1,613,000	1,541,447
2.88%, 6/15/2028	1,656,000	1,540,312
3.20%, 11/15/2031	1,919,000	1,659,781
5.80%, 3/8/2032	1,851,000	1,839,912
5.88%, 3/1/2029	1,590,000	1,614,152
5.95%, 7/15/2029	1,511,000	1,536,173
7.00%, 1/15/2027	1,786,000	1,840,687
Ares Strategic Income Fund:
5.70%, 3/15/2028 (e)	4,177,000	4,177,919
6.20%, 3/21/2032 (e)	1,766,000	1,755,704
ARES Strategic Income Fund:
5.60%, 2/15/2030 (a) (e)	1,674,000	1,650,464
6.35%, 8/15/2029 (e)	1,724,000	1,751,170
Bain Capital Specialty Finance, Inc. 5.95%, 3/15/2030	1,969,000	1,936,177
Barings BDC, Inc.:
3.30%, 11/23/2026	1,297,000	1,253,849
7.00%, 2/15/2029	1,463,000	1,508,938
BlackRock TCP Capital Corp. 6.95%, 5/30/2029 (a)	884,000	884,725
Blackstone Private Credit Fund:
2.63%, 12/15/2026	2,224,000	2,128,791
3.25%, 3/15/2027	1,832,000	1,764,930
4.95%, 9/26/2027 (e)	828,000	819,795
5.25%, 4/1/2030 (a) (e)	1,830,000	1,787,178
5.60%, 11/22/2029 (e)	1,625,000	1,611,220
5.95%, 7/16/2029	1,891,000	1,908,681
6.00%, 1/29/2032	1,519,000	1,504,007

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 11/22/2034 (a) (e)	$1,595,000	$1,534,454
6.25%, 1/25/2031	1,608,000	1,634,628
7.30%, 11/27/2028	1,683,000	1,778,460
Blackstone Secured Lending Fund:
2.13%, 2/15/2027	1,208,000	1,143,106
2.75%, 9/16/2026 (a)	1,375,000	1,327,947
5.30%, 6/30/2030	2,184,000	2,143,749
5.35%, 4/13/2028	1,351,000	1,349,865
5.88%, 11/15/2027	1,441,000	1,464,820
Blue Owl Capital Corp.:
2.63%, 1/15/2027	1,755,000	1,670,391
2.88%, 6/11/2028	1,890,000	1,734,963
3.13%, 4/13/2027	2,010,000	1,915,490
3.40%, 7/15/2026	1,928,000	1,882,808
5.95%, 3/15/2029	1,746,000	1,750,801
8.45%, 11/15/2026	1,242,000	1,302,535
Blue Owl Credit Income Corp.:
3.13%, 9/23/2026	1,923,000	1,859,329
4.70%, 2/8/2027	751,000	741,605
5.80%, 3/15/2030 (e)	1,795,000	1,760,285
6.60%, 9/15/2029 (e)	1,534,000	1,557,961
6.65%, 3/15/2031	1,292,000	1,319,261
7.75%, 9/16/2027	1,445,000	1,510,863
7.75%, 1/15/2029	1,888,000	2,006,963
7.95%, 6/13/2028	1,636,000	1,732,557
Blue Owl Technology Finance Corp.:
2.50%, 1/15/2027	1,921,000	1,819,821
6.10%, 3/15/2028 (e)	1,594,000	1,589,011
6.75%, 4/4/2029 (a)	1,894,000	1,920,308
Carlyle Secured Lending, Inc. 6.75%, 2/18/2030	1,915,000	1,950,581
Franklin BSP Capital Corp. 7.20%, 6/15/2029 (e)	1,638,000	1,684,781
FS KKR Capital Corp.:
2.63%, 1/15/2027	1,687,000	1,610,613
3.13%, 10/12/2028	1,674,000	1,522,553
3.25%, 7/15/2027	1,140,000	1,091,151
6.13%, 1/15/2030	1,777,000	1,766,462
6.88%, 8/15/2029	1,004,000	1,029,552
7.88%, 1/15/2029 (a)	1,270,000	1,345,171
Goldman Sachs BDC, Inc. 6.38%, 3/11/2027	2,390,000	2,449,033
Golub Capital BDC, Inc.:
2.05%, 2/15/2027	1,764,000	1,662,447
2.50%, 8/24/2026	1,674,000	1,610,639
6.00%, 7/15/2029 (a)	1,927,000	1,935,537
7.05%, 12/5/2028 (a)	1,694,000	1,770,857
Golub Capital Private Credit Fund:
5.80%, 9/12/2029 (e)	1,602,000	1,584,859
5.88%, 5/1/2030 (a) (e)	930,000	920,681
HA Sustainable Infrastructure Capital, Inc. 6.38%, 7/1/2034 (e)	1,939,000	1,917,380
Security Description	Principal Amount	Value
HPS Corporate Lending Fund:
5.45%, 1/14/2028 (e)	$1,474,000	$1,468,163
5.95%, 4/14/2032 (a) (e)	1,549,000	1,529,994
6.25%, 9/30/2029	1,462,000	1,481,035
6.75%, 1/30/2029	3,968,000	4,085,453
Main Street Capital Corp.:
3.00%, 7/14/2026	613,000	594,334
6.50%, 6/4/2027	1,469,000	1,498,997
6.95%, 3/1/2029 (a)	927,000	953,512
Morgan Stanley Direct Lending Fund 6.15%, 5/17/2029 (a)	1,966,000	1,986,800
MSD Investment Corp. 6.25%, 5/31/2030 (e) (f)	2,500,000	2,481,100
New Mountain Finance Corp.:
6.20%, 10/15/2027	929,000	936,766
6.88%, 2/1/2029 (a)	2,029,000	2,058,177
North Haven Private Income Fund LLC 5.75%, 2/1/2030 (a) (e)	1,843,000	1,817,493
Nuveen Churchill Direct Lending Corp. 6.65%, 3/15/2030 (a)	1,960,000	1,987,460
Oaktree Specialty Lending Corp.:
2.70%, 1/15/2027	1,519,000	1,442,746
6.34%, 2/27/2030	300,000	298,914
7.10%, 2/15/2029	1,330,000	1,369,794
Oaktree Strategic Credit Fund:
6.50%, 7/23/2029	1,500,000	1,532,580
8.40%, 11/14/2028	1,009,000	1,092,253
Sixth Street Lending Partners:
5.75%, 1/15/2030	1,784,000	1,766,642
6.13%, 7/15/2030 (a) (e)	1,971,000	1,982,077
6.50%, 3/11/2029 (a)	2,208,000	2,256,311
Sixth Street Specialty Lending, Inc.:
5.63%, 8/15/2030	833,000	824,245
6.13%, 3/1/2029 (a)	543,000	549,619
6.95%, 8/14/2028	1,363,000	1,414,358
		148,153,572
IRON/STEEL — 0.3%
ArcelorMittal SA:
4.25%, 7/16/2029 (a)	1,361,000	1,327,764
6.00%, 6/17/2034 (a)	1,624,000	1,660,816
6.55%, 11/29/2027	2,027,000	2,110,715
6.80%, 11/29/2032 (a)	1,777,000	1,912,567
Nucor Corp.:
2.70%, 6/1/2030	1,282,000	1,168,274
3.13%, 4/1/2032	1,178,000	1,052,720
3.95%, 5/1/2028	647,000	637,664
4.30%, 5/23/2027	1,632,000	1,628,883
4.65%, 6/1/2030 (a)	2,678,000	2,668,627
Reliance, Inc. 2.15%, 8/15/2030	1,446,000	1,256,357

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Steel Dynamics, Inc.:
1.65%, 10/15/2027	$941,000	$874,801
3.45%, 4/15/2030 (a)	1,311,000	1,229,757
5.38%, 8/15/2034	1,905,000	1,904,428
Vale Overseas Ltd.:
3.75%, 7/8/2030	2,493,000	2,319,786
6.13%, 6/12/2033 (a)	2,830,000	2,902,533
8.25%, 1/17/2034	230,000	273,958
		24,929,650
IT SERVICES — 0.7%
Accenture Capital, Inc.:
3.90%, 10/4/2027	947,000	940,608
4.05%, 10/4/2029	2,341,000	2,307,243
4.25%, 10/4/2031	5,608,000	5,503,859
Apple, Inc.:
4.00%, 5/10/2028	1,407,000	1,406,803
4.15%, 5/10/2030 (a)	1,228,000	1,234,238
4.30%, 5/10/2033 (a)	5,719,000	5,677,023
4.42%, 5/8/2026	992,000	992,327
Booz Allen Hamilton, Inc.:
5.95%, 8/4/2033	2,048,000	2,050,662
5.95%, 4/15/2035	1,120,000	1,112,171
CGI, Inc. 4.95%, 3/14/2030 (e)	2,195,000	2,195,132
Dell International LLC/EMC Corp.:
4.35%, 2/1/2030	1,932,000	1,888,723
4.75%, 4/1/2028 (f)	1,105,000	1,109,520
5.00%, 4/1/2030 (f)	2,500,000	2,509,150
5.30%, 4/1/2032 (f)	1,250,000	1,258,263
5.40%, 4/15/2034 (a)	1,629,000	1,638,888
5.50%, 4/1/2035 (f)	1,700,000	1,700,986
Genpact Luxembourg SARL/Genpact USA, Inc. 6.00%, 6/4/2029	1,579,000	1,636,397
Hewlett Packard Enterprise Co.:
4.40%, 9/25/2027	2,121,000	2,114,764
4.45%, 9/25/2026	2,256,000	2,251,443
4.55%, 10/15/2029	2,518,000	2,490,982
4.85%, 10/15/2031	3,056,000	3,023,240
5.00%, 10/15/2034	4,792,000	4,665,970
5.25%, 7/1/2028	1,290,000	1,313,736
IBM International Capital Pte. Ltd.:
4.60%, 2/5/2029	1,473,000	1,477,051
4.75%, 2/5/2031	1,713,000	1,715,021
4.90%, 2/5/2034 (a)	1,803,000	1,773,665
International Business Machines Corp.:
4.65%, 2/10/2028	1,640,000	1,650,365
4.80%, 2/10/2030	1,549,000	1,559,595
5.00%, 2/10/2032 (a)	1,215,000	1,222,169
5.20%, 2/10/2035 (a)	1,899,000	1,904,146
Security Description	Principal Amount	Value
Kyndryl Holdings, Inc. 6.35%, 2/20/2034 (a)	$1,874,000	$1,945,418
Leidos, Inc.:
5.40%, 3/15/2032	1,322,000	1,331,069
5.50%, 3/15/2035	1,291,000	1,286,662
NetApp, Inc.:
5.50%, 3/17/2032	1,710,000	1,723,577
5.70%, 3/17/2035	2,490,000	2,486,688
		71,097,554
LEISURE TIME — 0.1%
Brunswick Corp.:
2.40%, 8/18/2031 (a)	2,850,000	2,367,067
4.40%, 9/15/2032 (a)	1,770,000	1,618,984
5.85%, 3/18/2029 (a)	1,932,000	1,977,962
Polaris, Inc. 6.95%, 3/15/2029 (a)	1,822,000	1,911,770
		7,875,783
LODGING — 0.5%
Choice Hotels International, Inc.:
3.70%, 12/1/2029	1,556,000	1,465,565
3.70%, 1/15/2031	1,656,000	1,516,979
5.85%, 8/1/2034	1,422,000	1,423,095
Hyatt Hotels Corp.:
4.38%, 9/15/2028 (a)	763,000	751,006
5.05%, 3/30/2028 (a)	1,025,000	1,029,941
5.38%, 12/15/2031	2,083,000	2,077,563
5.50%, 6/30/2034	1,985,000	1,949,707
5.75%, 1/30/2027	450,000	457,875
5.75%, 3/30/2032	1,470,000	1,478,555
Las Vegas Sands Corp.:
3.50%, 8/18/2026	1,881,000	1,845,054
3.90%, 8/8/2029	2,170,000	2,041,124
5.90%, 6/1/2027	1,396,000	1,418,392
6.00%, 8/15/2029	1,281,000	1,308,016
6.20%, 8/15/2034	1,364,000	1,370,438
Marriott International, Inc.:
Series II, 2.75%, 10/15/2033 (a)	1,029,000	853,432
Series HH, 2.85%, 4/15/2031	2,015,000	1,791,617
Series R, 3.13%, 6/15/2026	1,942,000	1,908,967
Series GG, 3.50%, 10/15/2032	1,827,000	1,628,880
Series X, 4.00%, 4/15/2028	1,779,000	1,747,814
Series FF, 4.63%, 6/15/2030	1,688,000	1,672,622
Series AA, 4.65%, 12/1/2028	2,638,000	2,640,242
4.80%, 3/15/2030	1,910,000	1,905,722
4.88%, 5/15/2029	1,233,000	1,238,770
4.90%, 4/15/2029 (a)	1,793,000	1,802,718
5.00%, 10/15/2027	1,881,000	1,904,832
5.10%, 4/15/2032	1,446,000	1,438,813
5.30%, 5/15/2034	1,710,000	1,705,315

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.55%, 10/15/2028	$1,624,000	$1,671,128
Sands China Ltd.:
2.30%, 3/8/2027 (a)	1,024,000	969,144
2.85%, 3/8/2029	1,775,000	1,604,831
3.25%, 8/8/2031 (a)	1,694,000	1,470,460
4.38%, 6/18/2030 (a)	1,708,000	1,611,925
5.40%, 8/8/2028	3,267,000	3,265,759
		52,966,301
MACHINERY, CONSTRUCTION & MINING — 0.3%
ABB Finance USA, Inc. 3.80%, 4/3/2028	1,872,000	1,840,213
Caterpillar Financial Services Corp.:
Series MTN, 1.10%, 9/14/2027	1,662,000	1,543,732
Series MTN, 1.70%, 1/8/2027 (a)	1,493,000	1,429,518
2.40%, 8/9/2026	1,177,000	1,147,340
Series MTN, 3.60%, 8/12/2027	1,386,000	1,365,820
Series DMTN, 4.35%, 5/15/2026	1,701,000	1,704,028
4.38%, 8/16/2029 (a)	1,171,000	1,168,283
4.40%, 10/15/2027	1,850,000	1,855,975
4.40%, 3/3/2028	1,883,000	1,887,256
4.45%, 10/16/2026	741,000	743,905
4.50%, 1/7/2027	1,369,000	1,375,380
4.50%, 1/8/2027 (a)	992,000	997,664
4.60%, 11/15/2027	1,964,000	1,978,003
4.70%, 11/15/2029 (a)	1,776,000	1,794,346
4.80%, 1/8/2030 (a)	1,015,000	1,028,946
4.85%, 2/27/2029	1,582,000	1,606,363
5.00%, 5/14/2027	443,000	449,738
Caterpillar, Inc.:
1.90%, 3/12/2031 (a)	508,000	440,675
2.60%, 9/19/2029	2,000	1,857
2.60%, 4/9/2030 (a)	1,753,000	1,613,216
Oshkosh Corp. 4.60%, 5/15/2028	1,537,000	1,529,730
		27,501,988
MACHINERY-DIVERSIFIED — 1.2%
AGCO Corp.:
5.45%, 3/21/2027	1,383,000	1,400,675
5.80%, 3/21/2034 (a)	1,083,000	1,096,787
CNH Industrial Capital LLC:
1.45%, 7/15/2026	1,376,000	1,323,767
4.50%, 10/8/2027	1,045,000	1,039,817
4.55%, 4/10/2028	1,788,000	1,783,119
4.75%, 3/21/2028 (a)	1,245,000	1,247,253
5.10%, 4/20/2029 (a)	1,651,000	1,671,307
5.50%, 1/12/2029 (a)	1,432,000	1,470,564
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	1,840,000	1,809,014
Security Description	Principal Amount	Value
Deere & Co.:
3.10%, 4/15/2030	$1,591,000	$1,491,467
5.38%, 10/16/2029	1,295,000	1,351,630
5.45%, 1/16/2035	1,169,000	1,211,213
7.13%, 3/3/2031	1,216,000	1,381,023
Dover Corp. 2.95%, 11/4/2029	722,000	671,720
Flowserve Corp.:
2.80%, 1/15/2032	3,552,000	3,038,310
3.50%, 10/1/2030	1,565,000	1,442,320
IDEX Corp. 2.63%, 6/15/2031	6,722,000	5,859,702
Ingersoll Rand, Inc.:
5.18%, 6/15/2029	1,693,000	1,721,798
5.20%, 6/15/2027 (a)	1,364,000	1,382,837
5.31%, 6/15/2031	1,672,000	1,710,188
5.40%, 8/14/2028	1,388,000	1,422,311
5.70%, 8/14/2033	1,826,000	1,885,948
John Deere Capital Corp.:
Series MTN, 1.05%, 6/17/2026	1,591,000	1,532,515
Series MTN, 1.30%, 10/13/2026 (a)	1,630,000	1,560,953
1.45%, 1/15/2031 (a)	1,211,000	1,027,570
Series MTN, 1.50%, 3/6/2028	1,393,000	1,289,695
Series MTN, 1.70%, 1/11/2027 (a)	1,194,000	1,143,004
Series MTN, 1.75%, 3/9/2027	947,000	904,641
Series MTN, 2.00%, 6/17/2031 (a)	1,940,000	1,671,388
Series MTN, 2.35%, 3/8/2027 (a)	1,653,000	1,595,492
Series MTN, 2.45%, 1/9/2030 (a)	1,431,000	1,311,798
Series MTN, 2.65%, 6/10/2026	1,373,000	1,349,014
Series MTN, 2.80%, 9/8/2027	1,413,000	1,367,134
Series MTN, 2.80%, 7/18/2029 (a)	1,006,000	943,507
Series MTN, 3.05%, 1/6/2028	1,432,000	1,392,004
Series MTN, 3.35%, 4/18/2029	1,753,000	1,689,699
Series MTN, 3.45%, 3/7/2029	1,656,000	1,599,696
Series MTN, 3.90%, 6/7/2032 (a)	1,684,000	1,596,533
Series MTN, 4.15%, 9/15/2027	1,499,000	1,496,302
4.20%, 7/15/2027	1,870,000	1,870,467
Series MTN, 4.35%, 9/15/2032	1,796,000	1,751,477
4.40%, 9/8/2031	2,200,000	2,177,230
4.50%, 1/8/2027 (a)	1,538,000	1,547,151

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 1/8/2027	$1,769,000	$1,778,429
4.50%, 1/16/2029	1,206,000	1,211,548
4.65%, 1/7/2028	1,514,000	1,533,546
Series MTN, 4.70%, 6/10/2030	1,591,000	1,606,019
Series MTN, 4.75%, 6/8/2026	1,578,000	1,587,310
Series MTN, 4.75%, 1/20/2028	1,960,000	1,987,734
Series MTN, 4.85%, 3/5/2027	1,582,000	1,602,202
Series MTN, 4.85%, 6/11/2029	1,958,000	1,989,054
Series MTN, 4.85%, 10/11/2029	789,000	804,275
Series MTN, 4.90%, 6/11/2027	639,000	647,761
Series MTN, 4.90%, 3/3/2028 (a)	1,373,000	1,399,609
Series MTN, 4.90%, 3/7/2031	1,746,000	1,774,757
Series MTN, 4.95%, 7/14/2028	2,700,000	2,754,621
Series MTN, 5.05%, 6/12/2034	1,907,000	1,916,840
Series MTN, 5.10%, 4/11/2034	1,653,000	1,671,927
Series I, 5.15%, 9/8/2033	1,616,000	1,645,508
Nordson Corp.:
4.50%, 12/15/2029	1,799,000	1,769,856
5.60%, 9/15/2028	1,600,000	1,648,288
5.80%, 9/15/2033	327,000	341,512
nVent Finance SARL:
2.75%, 11/15/2031	1,930,000	1,658,468
4.55%, 4/15/2028	1,415,000	1,406,467
5.65%, 5/15/2033	491,000	490,435
Otis Worldwide Corp.:
2.29%, 4/5/2027	345,000	330,527
5.13%, 11/19/2031	1,944,000	1,965,987
5.25%, 8/16/2028	1,854,000	1,894,510
Rockwell Automation, Inc.:
1.75%, 8/15/2031	1,926,000	1,629,280
3.50%, 3/1/2029	1,583,000	1,532,328
Westinghouse Air Brake Technologies Corp.:
3.45%, 11/15/2026	1,471,000	1,446,037
4.70%, 9/15/2028	2,157,000	2,161,098
5.61%, 3/11/2034 (a)	1,632,000	1,674,563
Xylem, Inc.:
1.95%, 1/30/2028	1,682,000	1,569,811
3.25%, 11/1/2026 (a)	1,689,000	1,658,041
		117,318,388
Security Description	Principal Amount	Value
MEDIA — 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029	$2,290,000	$2,061,252
2.30%, 2/1/2032 (a)	6,731,000	5,448,879
2.80%, 4/1/2031	309,000	266,920
3.75%, 2/15/2028	2,142,000	2,074,913
4.20%, 3/15/2028	1,937,000	1,899,771
4.40%, 4/1/2033	1,534,000	1,385,616
5.05%, 3/30/2029	2,044,000	2,032,206
6.10%, 6/1/2029	1,461,000	1,509,242
6.15%, 11/10/2026	2,009,000	2,048,376
6.55%, 6/1/2034	2,759,000	2,837,825
6.65%, 2/1/2034	2,152,000	2,230,634
Comcast Corp.:
1.50%, 2/15/2031	3,153,000	2,634,521
1.95%, 1/15/2031 (a)	2,878,000	2,470,044
2.35%, 1/15/2027	2,446,000	2,363,325
2.65%, 2/1/2030 (a)	2,356,000	2,156,659
3.15%, 2/15/2028	2,392,000	2,313,542
3.30%, 2/1/2027	2,186,000	2,147,898
3.30%, 4/1/2027 (a)	1,895,000	1,858,483
3.40%, 4/1/2030	2,491,000	2,356,710
3.55%, 5/1/2028	976,000	951,200
4.15%, 10/15/2028	7,625,000	7,540,744
4.20%, 8/15/2034 (a)	466,000	434,307
4.25%, 10/15/2030	2,091,000	2,050,916
4.25%, 1/15/2033	3,088,000	2,934,434
4.55%, 1/15/2029	1,913,000	1,920,097
4.65%, 2/15/2033 (a)	1,682,000	1,645,669
4.80%, 5/15/2033	1,883,000	1,851,177
5.10%, 6/1/2029 (a)	1,943,000	1,986,407
5.30%, 6/1/2034 (a)	2,327,000	2,363,976
5.35%, 11/15/2027 (a)	1,275,000	1,307,921
5.50%, 11/15/2032	1,884,000	1,955,064
7.05%, 3/15/2033 (a)	1,881,000	2,125,492
Discovery Communications LLC:
3.63%, 5/15/2030	1,693,000	1,522,803
3.95%, 3/20/2028	3,020,000	2,900,710
4.13%, 5/15/2029	1,552,000	1,464,529
FactSet Research Systems, Inc.:
2.90%, 3/1/2027	793,000	768,441
3.45%, 3/1/2032	1,945,000	1,751,745
Fox Corp.:
3.50%, 4/8/2030 (a)	3,981,000	3,749,346
4.71%, 1/25/2029	3,684,000	3,670,811
6.50%, 10/13/2033	2,266,000	2,423,192
Grupo Televisa SAB 8.50%, 3/11/2032	1,854,000	2,038,640
Paramount Global:
2.90%, 1/15/2027	1,086,000	1,050,466
3.38%, 2/15/2028	969,000	930,938

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.70%, 6/1/2028	$1,492,000	$1,437,885
4.20%, 6/1/2029	1,923,000	1,851,214
4.20%, 5/19/2032	1,606,000	1,438,157
4.95%, 1/15/2031	1,950,000	1,871,942
5.50%, 5/15/2033	1,540,000	1,478,138
7.88%, 7/30/2030	1,666,000	1,829,335
TCI Communications, Inc. 7.13%, 2/15/2028	5,712,000	6,130,290
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	3,085,000	3,515,882
TWDC Enterprises 18 Corp.:
Series MTN, 1.85%, 7/30/2026	1,937,000	1,877,030
Series MTN, 2.95%, 6/15/2027 (a)	1,273,000	1,238,311
Series MTN, 7.00%, 3/1/2032 (a)	3,377,000	3,821,818
Walt Disney Co.:
2.00%, 9/1/2029	3,599,000	3,250,797
2.20%, 1/13/2028	1,874,000	1,776,552
2.65%, 1/13/2031 (a)	4,456,000	4,024,347
3.38%, 11/15/2026	1,173,000	1,158,021
3.70%, 3/23/2027	981,000	972,975
3.80%, 3/22/2030 (a)	1,379,000	1,335,630
6.55%, 3/15/2033 (a)	1,887,000	2,101,590
		134,545,755
METAL FABRICATE & HARDWARE — 0.0% (d)
Timken Co. 4.13%, 4/1/2032	4,171,000	3,870,146
MINING — 0.6%
AngloGold Ashanti Holdings PLC:
3.38%, 11/1/2028	1,513,000	1,425,866
3.75%, 10/1/2030	1,991,000	1,833,512
BHP Billiton Finance USA Ltd.:
4.75%, 2/28/2028	1,815,000	1,833,186
4.90%, 2/28/2033	1,864,000	1,848,864
5.00%, 2/21/2030	1,586,000	1,610,424
5.10%, 9/8/2028	1,879,000	1,917,689
5.13%, 2/21/2032	1,595,000	1,612,768
5.25%, 9/8/2026	1,296,000	1,311,863
5.25%, 9/8/2030 (a)	1,631,000	1,675,363
5.25%, 9/8/2033	2,711,000	2,741,851
5.30%, 2/21/2035	1,583,000	1,597,849
Freeport-McMoRan, Inc.:
4.13%, 3/1/2028	1,552,000	1,524,778
4.25%, 3/1/2030	1,562,000	1,507,799
4.38%, 8/1/2028 (a)	1,942,000	1,916,191
5.00%, 9/1/2027	932,000	932,792
5.25%, 9/1/2029	1,505,000	1,517,943
5.40%, 11/14/2034	300,000	300,576
Kinross Gold Corp.:
4.50%, 7/15/2027	1,936,000	1,927,520
6.25%, 7/15/2033	1,477,000	1,556,093
Security Description	Principal Amount	Value
Newmont Corp.:
2.60%, 7/15/2032 (a)	$1,546,000	$1,334,399
2.80%, 10/1/2029	1,948,000	1,810,315
Newmont Corp./Newcrest Finance Pty. Ltd.:
3.25%, 5/13/2030	1,758,000	1,649,197
5.35%, 3/15/2034	2,374,000	2,397,028
Rio Tinto Alcan, Inc.:
6.13%, 12/15/2033	388,000	415,226
7.25%, 3/15/2031	4,869,000	5,461,850
Rio Tinto Finance USA Ltd. 7.13%, 7/15/2028	1,826,000	1,972,098
Rio Tinto Finance USA PLC:
4.38%, 3/12/2027	655,000	656,651
4.50%, 3/14/2028 (a)	650,000	653,679
4.88%, 3/14/2030	1,630,000	1,646,333
5.00%, 3/14/2032	1,770,000	1,777,877
5.00%, 3/9/2033 (a)	1,904,000	1,910,607
5.25%, 3/14/2035	1,325,000	1,335,335
Yamana Gold, Inc. 2.63%, 8/15/2031	1,973,000	1,694,472
		55,307,994
MISCELLANEOUS MANUFACTURER — 0.5%
3M Co.:
Series MTN, 2.25%, 9/19/2026 (a)	1,856,000	1,799,522
2.38%, 8/26/2029 (a)	1,593,000	1,454,122
2.88%, 10/15/2027	1,081,000	1,041,100
3.05%, 4/15/2030	1,776,000	1,654,788
4.80%, 3/15/2030	3,478,000	3,489,512
5.15%, 3/15/2035	2,428,000	2,424,868
Carlisle Cos., Inc.:
2.20%, 3/1/2032	1,655,000	1,378,218
2.75%, 3/1/2030	1,663,000	1,509,788
3.75%, 12/1/2027	1,762,000	1,722,285
Eaton Corp.:
3.10%, 9/15/2027	1,942,000	1,888,362
4.00%, 11/2/2032	1,905,000	1,807,788
4.15%, 3/15/2033	2,286,000	2,182,284
4.35%, 5/18/2028	1,892,000	1,896,711
Illinois Tool Works, Inc. 2.65%, 11/15/2026	1,396,000	1,364,269
Parker-Hannifin Corp.:
3.25%, 6/14/2029	1,095,000	1,042,418
Series MTN, 4.20%, 11/21/2034 (a)	290,000	273,368
4.25%, 9/15/2027	3,141,000	3,133,870
4.50%, 9/15/2029 (a)	1,706,500	1,708,019
Pentair Finance SARL:
4.50%, 7/1/2029	1,306,000	1,286,567
5.90%, 7/15/2032	1,355,000	1,391,761
Teledyne Technologies, Inc.:
1.60%, 4/1/2026	1,538,000	1,493,306
2.25%, 4/1/2028	125,000	117,079
2.75%, 4/1/2031	1,720,000	1,533,414

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Textron, Inc.:
2.45%, 3/15/2031	$1,801,000	$1,569,590
3.38%, 3/1/2028	1,563,000	1,506,060
3.65%, 3/15/2027	1,722,000	1,689,075
3.90%, 9/17/2029	1,895,000	1,817,513
6.10%, 11/15/2033	1,304,000	1,372,251
		45,547,908
OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026	1,958,000	1,891,546
3.25%, 2/15/2029	1,672,000	1,564,457
3.57%, 12/1/2031	1,977,000	1,789,027
4.25%, 4/1/2028 (a)	1,862,000	1,826,696
5.10%, 3/1/2030	1,752,000	1,750,581
5.55%, 8/22/2034 (a)	804,000	797,343
		9,619,650
OIL & GAS — 2.8%
APA Corp. 4.25%, 1/15/2030 (e)	404,000	384,257
Apache Corp. 4.38%, 10/15/2028	839	812
BP Capital Markets America, Inc.:
1.75%, 8/10/2030 (a)	1,910,000	1,648,712
2.72%, 1/12/2032	3,559,000	3,122,702
3.02%, 1/16/2027 (a)	1,137,000	1,111,042
3.12%, 5/4/2026	1,585,000	1,563,286
3.54%, 4/6/2027	1,467,000	1,444,012
3.59%, 4/14/2027	1,722,000	1,697,203
3.63%, 4/6/2030	2,423,000	2,311,227
3.94%, 9/21/2028	1,898,000	1,865,943
4.23%, 11/6/2028	3,704,000	3,671,627
4.70%, 4/10/2029 (a)	2,105,000	2,118,977
4.81%, 2/13/2033	4,998,000	4,916,283
4.87%, 11/25/2029 (a)	1,578,000	1,601,118
4.89%, 9/11/2033 (a)	5,454,000	5,374,481
4.97%, 10/17/2029	1,124,000	1,144,165
4.99%, 4/10/2034	1,956,000	1,935,090
5.02%, 11/17/2027	1,421,000	1,443,992
5.23%, 11/17/2034	3,095,000	3,110,754
BP Capital Markets PLC:
3.28%, 9/19/2027	2,614,000	2,550,924
3.72%, 11/28/2028	595,000	580,208
Burlington Resources LLC 7.20%, 8/15/2031	1,644,000	1,855,780
Canadian Natural Resources Ltd.:
2.95%, 7/15/2030 (a)	1,397,000	1,260,234
3.85%, 6/1/2027	2,284,000	2,247,387
5.00%, 12/15/2029 (e)	1,858,000	1,856,439
5.40%, 12/15/2034 (a) (e)	1,110,000	1,097,091
6.45%, 6/30/2033	1,698,000	1,799,965
7.20%, 1/15/2032	1,843,000	2,027,632
Security Description	Principal Amount	Value
Cenovus Energy, Inc.:
2.65%, 1/15/2032	$649,000	$547,970
4.25%, 4/15/2027	3,110,000	3,084,529
Chevron Corp.:
2.00%, 5/11/2027	1,372,000	1,312,291
2.24%, 5/11/2030	3,368,000	3,025,373
2.95%, 5/16/2026	4,132,000	4,074,193
Chevron USA, Inc.:
1.02%, 8/12/2027 (a)	1,504,000	1,399,758
3.25%, 10/15/2029	1,560,000	1,489,348
3.85%, 1/15/2028	1,590,000	1,580,969
4.41%, 2/26/2027 (a)	1,651,000	1,661,715
4.48%, 2/26/2028	1,642,000	1,653,658
4.69%, 4/15/2030	2,136,000	2,154,049
4.82%, 4/15/2032	1,777,000	1,787,342
4.98%, 4/15/2035	1,986,000	1,991,342
ConocoPhillips 5.90%, 10/15/2032	196,000	209,426
ConocoPhillips Co.:
4.70%, 1/15/2030	2,359,000	2,372,871
4.85%, 1/15/2032	1,534,000	1,535,749
5.00%, 1/15/2035	1,995,000	1,974,890
5.05%, 9/15/2033 (a)	1,977,000	1,982,852
6.95%, 4/15/2029	1,889,000	2,058,198
Continental Resources, Inc. 4.38%, 1/15/2028	1,666,000	1,632,580
Coterra Energy, Inc.:
3.90%, 5/15/2027	1,559,000	1,534,383
4.38%, 3/15/2029 (a)	1,535,000	1,511,591
5.60%, 3/15/2034	1,438,000	1,446,096
Devon Energy Corp.:
4.50%, 1/15/2030 (a)	976,000	958,266
5.20%, 9/15/2034 (a)	2,123,000	2,047,103
5.25%, 10/15/2027	630,000	631,859
5.88%, 6/15/2028 (a)	709,000	710,780
7.88%, 9/30/2031	1,541,000	1,755,553
7.95%, 4/15/2032	1,811,000	2,069,611
Diamondback Energy, Inc.:
3.13%, 3/24/2031	2,374,000	2,147,615
3.25%, 12/1/2026	10,000	9,807
3.50%, 12/1/2029	515,000	487,319
5.15%, 1/30/2030 (a)	1,732,000	1,756,923
5.20%, 4/18/2027	1,808,000	1,830,365
5.40%, 4/18/2034 (a)	2,430,000	2,425,018
5.55%, 4/1/2035	1,989,000	1,996,459
6.25%, 3/15/2033	1,943,000	2,052,643
Eni USA, Inc. 7.30%, 11/15/2027	1,823,000	1,941,349
EOG Resources, Inc. 4.38%, 4/15/2030	1,614,000	1,597,344
EQT Corp.:
3.90%, 10/1/2027	26,000	25,521
5.00%, 1/15/2029	1,102,000	1,107,995
5.70%, 4/1/2028	221,000	227,155
5.75%, 2/1/2034 (a)	2,576,000	2,626,747

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
7.00%, 2/1/2030 (a)	$1,885,000	$2,033,519
Expand Energy Corp.:
4.75%, 2/1/2032	3,534,000	3,346,910
5.38%, 2/1/2029	1,416,000	1,410,931
5.38%, 3/15/2030	2,282,000	2,267,715
5.70%, 1/15/2035	1,735,000	1,742,356
Exxon Mobil Corp.:
2.28%, 8/16/2026 (a)	269,000	262,334
2.44%, 8/16/2029 (a)	2,254,000	2,100,886
2.61%, 10/15/2030	1,744,000	1,583,290
3.48%, 3/19/2030 (a)	7,522,000	7,217,886
Helmerich & Payne, Inc.:
2.90%, 9/29/2031 (a)	1,920,000	1,624,243
4.65%, 12/1/2027 (a) (e)	1,350,000	1,346,544
4.85%, 12/1/2029 (a) (e)	1,966,000	1,909,654
5.50%, 12/1/2034 (a) (e)	1,739,000	1,644,937
Hess Corp.:
4.30%, 4/1/2027	1,725,000	1,715,720
7.13%, 3/15/2033	1,551,000	1,753,049
7.30%, 8/15/2031	1,372,000	1,552,596
7.88%, 10/1/2029	1,504,000	1,690,000
HF Sinclair Corp.:
4.50%, 10/1/2030	1,651,000	1,578,653
5.00%, 2/1/2028	1,775,000	1,767,580
5.75%, 1/15/2031 (a)	1,764,000	1,786,121
6.25%, 1/15/2035 (a)	1,850,000	1,858,528
Marathon Petroleum Corp.:
3.80%, 4/1/2028	1,017,000	993,751
5.13%, 12/15/2026	1,937,000	1,951,954
5.15%, 3/1/2030	1,749,000	1,759,546
5.70%, 3/1/2035	1,894,000	1,889,322
Occidental Petroleum Corp.:
5.00%, 8/1/2027	3,214,000	3,226,277
5.20%, 8/1/2029	2,289,000	2,287,146
5.38%, 1/1/2032	1,955,000	1,926,985
5.55%, 10/1/2034	2,023,370	1,979,382
6.13%, 1/1/2031	1,959,000	2,015,615
6.38%, 9/1/2028	1,092,000	1,132,557
6.63%, 9/1/2030	2,426,000	2,550,478
7.50%, 5/1/2031	3,776,000	4,162,285
7.88%, 9/15/2031	1,752,000	1,968,933
8.50%, 7/15/2027	1,406,000	1,491,921
8.88%, 7/15/2030	1,314,000	1,504,898
Ovintiv, Inc.:
5.65%, 5/15/2028 (a)	1,825,000	1,869,329
6.25%, 7/15/2033 (a)	1,968,000	2,034,479
7.20%, 11/1/2031	1,620,000	1,756,469
7.38%, 11/1/2031	1,622,000	1,778,409
8.13%, 9/15/2030	1,836,500	2,083,068
Patterson-UTI Energy, Inc.:
3.95%, 2/1/2028	1,476,000	1,435,617
5.15%, 11/15/2029 (a)	1,712,000	1,695,274
7.15%, 10/1/2033 (a)	1,210,000	1,274,904
Phillips 66 Co.:
2.15%, 12/15/2030	1,990,000	1,727,778
Security Description	Principal Amount	Value
3.15%, 12/15/2029	$1,947,000	$1,817,836
3.55%, 10/1/2026	1,031,000	1,016,875
3.75%, 3/1/2028	1,568,000	1,533,645
3.90%, 3/15/2028	1,717,000	1,686,455
4.65%, 11/15/2034	950,000	897,057
4.95%, 12/1/2027	1,536,000	1,555,476
5.25%, 6/15/2031	2,196,000	2,233,442
5.30%, 6/30/2033	1,978,000	1,978,099
Pioneer Natural Resources Co.:
1.90%, 8/15/2030	1,831,000	1,593,153
2.15%, 1/15/2031	1,364,000	1,189,135
Shell Finance U.S., Inc.:
2.38%, 11/7/2029	1,271,000	1,163,423
2.75%, 4/6/2030 (a)	5,052,000	4,648,547
Shell International Finance BV:
2.50%, 9/12/2026	3,163,000	3,090,156
2.88%, 5/10/2026	3,087,000	3,041,590
3.88%, 11/13/2028	2,069,000	2,040,531
Suncor Energy, Inc. 7.15%, 2/1/2032	1,848,000	2,025,741
TotalEnergies Capital International SA:
2.83%, 1/10/2030 (a)	1,762,000	1,645,021
3.46%, 2/19/2029	2,724,000	2,640,428
TotalEnergies Capital SA:
3.88%, 10/11/2028 (a)	1,811,000	1,787,855
4.72%, 9/10/2034 (a)	2,178,000	2,136,901
5.15%, 4/5/2034 (a)	1,375,000	1,390,881
Valero Energy Corp.:
2.15%, 9/15/2027	1,794,000	1,694,110
2.80%, 12/1/2031	1,794,000	1,571,383
3.40%, 9/15/2026	1,058,000	1,041,114
4.00%, 4/1/2029 (a)	1,729,000	1,680,052
4.35%, 6/1/2028	561,000	556,983
5.15%, 2/15/2030 (a)	1,379,000	1,391,838
7.50%, 4/15/2032	1,634,000	1,848,561
Woodside Finance Ltd. 5.10%, 9/12/2034	2,117,000	2,053,935
WPX Energy, Inc. 4.50%, 1/15/2030	113,000	103,729
		267,911,729
OIL & GAS SERVICES — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.:
2.06%, 12/15/2026	1,759,000	1,694,128
3.14%, 11/7/2029	1,735,000	1,632,791
3.34%, 12/15/2027	2,273,000	2,221,062
4.49%, 5/1/2030	1,746,000	1,731,805
Halliburton Co. 2.92%, 3/1/2030	1,919,000	1,759,896
NOV, Inc. 3.60%, 12/1/2029 (a)	1,827,000	1,726,204
		10,765,886

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
PACKAGING & CONTAINERS — 0.4%
Amcor Finance USA, Inc.:
3.63%, 4/28/2026	$535,000	$529,463
5.63%, 5/26/2033 (a)	1,898,000	1,945,640
Amcor Flexibles North America, Inc.:
2.63%, 6/19/2030 (a)	1,852,000	1,659,614
2.69%, 5/25/2031 (a)	1,433,000	1,260,624
3.10%, 9/15/2026	399,000	389,891
4.80%, 3/17/2028 (e)	600,000	603,444
5.10%, 3/17/2030 (e)	1,220,000	1,231,017
5.50%, 3/17/2035 (a) (e)	1,745,000	1,751,369
Amcor Group Finance PLC 5.45%, 5/23/2029	1,745,000	1,782,552
AptarGroup, Inc. 3.60%, 3/15/2032	1,967,000	1,790,639
Berry Global, Inc.:
1.65%, 1/15/2027	1,965,000	1,864,431
5.50%, 4/15/2028	1,237,000	1,261,456
5.80%, 6/15/2031	1,674,000	1,745,915
Packaging Corp. of America:
3.00%, 12/15/2029 (a)	1,767,000	1,636,560
3.40%, 12/15/2027 (a)	434,000	421,614
5.70%, 12/1/2033 (a)	1,918,000	1,975,598
Smurfit Kappa Treasury ULC:
5.20%, 1/15/2030 (e)	1,586,000	1,607,966
5.44%, 4/3/2034 (e)	2,915,000	2,941,497
Smurfit Westrock Financing DAC 5.42%, 1/15/2035 (a) (e)	500,000	502,070
Sonoco Products Co.:
2.25%, 2/1/2027	980,000	938,438
2.85%, 2/1/2032 (a)	1,383,000	1,200,748
3.13%, 5/1/2030	2,051,000	1,878,388
4.45%, 9/1/2026	1,964,000	1,958,422
4.60%, 9/1/2029	1,282,000	1,263,680
5.00%, 9/1/2034	103,000	98,708
WestRock MWV LLC:
7.95%, 2/15/2031	885,000	1,017,343
8.20%, 1/15/2030	1,491,000	1,703,453
WRKCo, Inc.:
3.00%, 6/15/2033 (a)	29,000	24,891
3.38%, 9/15/2027	1,878,000	1,822,186
3.90%, 6/1/2028	9,000	8,784
4.00%, 3/15/2028	1,762,000	1,728,363
4.20%, 6/1/2032	633,000	600,964
4.90%, 3/15/2029 (a)	1,603,000	1,610,694
		42,756,422
PHARMACEUTICALS — 3.8%
AbbVie, Inc.:
2.95%, 11/21/2026	6,584,000	6,445,802
3.20%, 5/14/2026	3,354,000	3,311,740
3.20%, 11/21/2029	10,397,000	9,821,942
4.25%, 11/14/2028 (a)	3,264,000	3,254,991
4.65%, 3/15/2028 (a)	1,901,000	1,916,303
Security Description	Principal Amount	Value
4.80%, 3/15/2027	$4,095,000	$4,136,851
4.80%, 3/15/2029	4,397,000	4,452,138
4.88%, 3/15/2030	1,183,000	1,199,834
4.95%, 3/15/2031	4,278,000	4,345,507
5.05%, 3/15/2034	9,818,000	9,888,886
5.20%, 3/15/2035	1,383,000	1,405,460
Astrazeneca Finance LLC:
1.20%, 5/28/2026	2,055,000	1,985,438
1.75%, 5/28/2028	2,349,000	2,172,708
2.25%, 5/28/2031 (a)	1,499,000	1,311,730
4.80%, 2/26/2027	2,489,000	2,515,358
4.85%, 2/26/2029	2,214,000	2,245,417
4.88%, 3/3/2028	1,434,000	1,456,987
4.88%, 3/3/2033 (a)	1,818,000	1,829,072
4.90%, 3/3/2030	1,392,000	1,419,130
4.90%, 2/26/2031	1,801,000	1,830,933
5.00%, 2/26/2034	2,192,000	2,210,807
AstraZeneca PLC:
0.70%, 4/8/2026	2,147,000	2,072,714
1.38%, 8/6/2030	2,245,000	1,911,056
3.13%, 6/12/2027 (a)	1,837,000	1,796,329
4.00%, 1/17/2029	1,945,000	1,921,407
Becton Dickinson & Co.:
1.96%, 2/11/2031	1,825,000	1,556,853
2.82%, 5/20/2030	597,000	544,625
3.70%, 6/6/2027	2,974,000	2,921,687
4.30%, 8/22/2032	1,741,000	1,664,675
4.69%, 2/13/2028	1,878,000	1,884,949
4.87%, 2/8/2029	1,871,000	1,883,517
5.08%, 6/7/2029	1,110,000	1,126,162
5.11%, 2/8/2034	1,688,000	1,685,249
Bristol-Myers Squibb Co.:
1.13%, 11/13/2027 (a)	1,915,000	1,771,241
1.45%, 11/13/2030 (a)	2,180,000	1,854,199
2.95%, 3/15/2032	3,039,000	2,710,849
3.20%, 6/15/2026 (a)	3,179,000	3,141,424
3.25%, 2/27/2027	1,889,000	1,859,418
3.40%, 7/26/2029	4,022,000	3,857,782
3.45%, 11/15/2027 (a)	2,344,000	2,298,151
3.90%, 2/20/2028 (a)	1,429,000	1,415,767
4.90%, 2/22/2027 (a)	1,865,000	1,888,406
4.90%, 2/22/2029 (a)	2,985,000	3,034,521
5.10%, 2/22/2031 (a)	2,336,000	2,392,555
5.20%, 2/22/2034 (a)	5,431,000	5,525,228
5.75%, 2/1/2031 (a)	1,196,000	1,263,753
5.90%, 11/15/2033	2,500,000	2,671,950
Cardinal Health, Inc.:
3.41%, 6/15/2027	306,000	299,317
4.70%, 11/15/2026	1,691,000	1,697,409
5.00%, 11/15/2029	1,786,000	1,800,056
5.13%, 2/15/2029 (a)	1,535,000	1,558,439
5.35%, 11/15/2034	1,655,000	1,660,081
5.45%, 2/15/2034	1,753,000	1,777,069
Cencora, Inc.:
2.70%, 3/15/2031	930,000	827,616

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.80%, 5/15/2030 (a)	$1,157,000	$1,058,516
3.45%, 12/15/2027	1,805,000	1,756,951
4.63%, 12/15/2027	2,149,000	2,155,769
4.85%, 12/15/2029	625,000	628,119
5.13%, 2/15/2034	1,397,000	1,394,150
5.15%, 2/15/2035	154,000	153,968
CVS Health Corp.:
1.30%, 8/21/2027	4,434,000	4,095,420
1.75%, 8/21/2030	2,336,000	1,977,027
1.88%, 2/28/2031	2,206,000	1,844,922
2.13%, 9/15/2031	1,519,000	1,266,451
2.88%, 6/1/2026	3,294,000	3,227,758
3.00%, 8/15/2026	1,780,000	1,739,986
3.25%, 8/15/2029	3,250,000	3,034,005
3.63%, 4/1/2027	2,224,000	2,181,210
3.75%, 4/1/2030	2,057,000	1,940,101
4.30%, 3/25/2028	9,371,000	9,254,612
5.00%, 1/30/2029	1,474,000	1,481,164
5.13%, 2/21/2030 (a)	2,569,000	2,584,876
5.25%, 1/30/2031	1,713,000	1,728,092
5.25%, 2/21/2033 (a)	3,462,000	3,416,890
5.30%, 6/1/2033	2,790,000	2,760,119
5.40%, 6/1/2029	1,725,000	1,757,637
5.55%, 6/1/2031	1,629,000	1,663,193
5.70%, 6/1/2034 (a)	2,355,000	2,389,948
6.25%, 6/1/2027	1,798,000	1,856,956
Eli Lilly & Co.:
3.10%, 5/15/2027	630,000	616,272
3.38%, 3/15/2029	1,490,000	1,441,426
4.15%, 8/14/2027	1,450,000	1,450,681
4.20%, 8/14/2029	4,629,000	4,600,346
4.50%, 2/9/2027	1,631,000	1,641,145
4.50%, 2/9/2029	1,760,000	1,773,622
4.55%, 2/12/2028	1,674,000	1,689,736
4.60%, 8/14/2034	1,920,000	1,886,323
4.70%, 2/27/2033	1,658,000	1,658,895
4.70%, 2/9/2034	3,384,000	3,345,152
4.75%, 2/12/2030	1,924,000	1,952,802
4.90%, 2/12/2032	1,743,000	1,768,308
5.10%, 2/12/2035	2,193,000	2,233,724
5.50%, 3/15/2027	535,000	548,557
GlaxoSmithKline Capital PLC 4.32%, 3/12/2027	1,489,000	1,493,809
GlaxoSmithKline Capital, Inc.:
3.88%, 5/15/2028	2,748,000	2,712,468
4.50%, 4/15/2030	2,978,000	2,978,655
4.88%, 4/15/2035	1,989,000	1,970,244
5.38%, 4/15/2034	1,397,000	1,444,917
Johnson & Johnson:
0.95%, 9/1/2027 (a)	1,571,000	1,460,464
1.30%, 9/1/2030	3,093,000	2,651,876
2.90%, 1/15/2028 (a)	2,476,000	2,398,749
2.95%, 3/3/2027 (a)	2,065,000	2,024,671
4.50%, 3/1/2027	983,000	991,198
4.55%, 3/1/2028	983,000	993,715
Security Description	Principal Amount	Value
4.70%, 3/1/2030	$983,000	$999,642
4.80%, 6/1/2029	2,010,000	2,050,903
4.85%, 3/1/2032	2,183,000	2,215,287
4.90%, 6/1/2031	5,317,000	5,442,747
4.95%, 5/15/2033	2,712,000	2,787,773
4.95%, 6/1/2034 (a)	1,890,000	1,935,965
5.00%, 3/1/2035	1,783,000	1,814,702
6.95%, 9/1/2029	607,000	673,388
McKesson Corp.:
1.30%, 8/15/2026	1,602,000	1,537,936
3.95%, 2/16/2028	130,000	128,310
4.25%, 9/15/2029	1,446,000	1,431,482
4.90%, 7/15/2028	1,591,000	1,616,536
5.10%, 7/15/2033	1,503,000	1,522,163
Merck & Co., Inc.:
1.45%, 6/24/2030	1,749,000	1,503,738
1.70%, 6/10/2027	2,684,000	2,547,841
1.90%, 12/10/2028	1,737,000	1,596,546
2.15%, 12/10/2031	3,764,000	3,240,766
3.40%, 3/7/2029	3,013,000	2,910,076
4.05%, 5/17/2028 (a)	1,542,000	1,537,359
4.30%, 5/17/2030 (a)	1,871,000	1,861,065
4.50%, 5/17/2033 (a)	2,586,000	2,540,228
6.50%, 12/1/2033	1,373,000	1,532,405
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	1,819,000	1,917,590
Mylan, Inc. 4.55%, 4/15/2028	1,715,000	1,678,333
Novartis Capital Corp.:
2.00%, 2/14/2027 (a)	1,787,000	1,721,113
2.20%, 8/14/2030	2,728,000	2,437,823
3.10%, 5/17/2027 (a)	1,783,000	1,746,110
3.80%, 9/18/2029 (a)	2,205,000	2,157,460
4.00%, 9/18/2031	2,975,000	2,886,851
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2026	4,968,000	4,975,551
4.45%, 5/19/2028	7,311,000	7,324,598
4.65%, 5/19/2030 (a)	6,805,000	6,834,534
4.75%, 5/19/2033 (a)	9,437,000	9,333,476
Pfizer, Inc.:
1.70%, 5/28/2030	1,450,000	1,265,357
1.75%, 8/18/2031 (a)	2,310,000	1,957,402
2.63%, 4/1/2030	1,839,000	1,682,703
2.75%, 6/3/2026	1,697,000	1,668,813
3.00%, 12/15/2026 (a)	2,751,000	2,695,375
3.45%, 3/15/2029 (a)	3,434,000	3,322,944
3.60%, 9/15/2028 (a)	1,802,000	1,768,140
Pharmacia LLC 6.60%, 12/1/2028	1,477,000	1,583,625
Sanofi SA 3.63%, 6/19/2028	1,453,000	1,426,512
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026 (a)	2,785,000	2,733,505

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Takeda Pharmaceutical Co. Ltd.:
2.05%, 3/31/2030	$4,196,000	$3,704,774
5.00%, 11/26/2028 (a)	3,059,000	3,098,798
5.30%, 7/5/2034 (a)	2,786,000	2,815,532
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	2,410,000	2,378,164
Viatris, Inc.:
2.30%, 6/22/2027	1,642,000	1,545,631
2.70%, 6/22/2030	2,882,000	2,507,715
Wyeth LLC 6.50%, 2/1/2034	2,570,000	2,840,775
Zoetis, Inc.:
2.00%, 5/15/2030	1,234,000	1,084,612
3.00%, 9/12/2027	2,087,000	2,017,252
5.60%, 11/16/2032	1,707,000	1,777,943
		370,822,952
PIPELINES — 3.0%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	9,000	8,700
Boardwalk Pipelines LP:
3.40%, 2/15/2031	1,757,000	1,600,627
3.60%, 9/1/2032 (a)	1,630,000	1,453,129
4.45%, 7/15/2027	1,659,000	1,648,333
4.80%, 5/3/2029 (a)	643,000	643,161
Cheniere Corpus Christi Holdings LLC:
3.70%, 11/15/2029	2,154,000	2,055,584
5.13%, 6/30/2027	2,198,000	2,215,342
Cheniere Energy Partners LP:
3.25%, 1/31/2032	2,768,000	2,434,345
4.00%, 3/1/2031	2,828,000	2,649,242
4.50%, 10/1/2029	2,467,000	2,404,116
5.75%, 8/15/2034	1,924,000	1,952,571
5.95%, 6/30/2033	2,313,000	2,376,353
Cheniere Energy, Inc.:
4.63%, 10/15/2028 (a)	3,059,000	3,026,728
5.65%, 4/15/2034 (a)	2,195,000	2,218,706
DCP Midstream Operating LP:
3.25%, 2/15/2032	2,720,000	2,373,554
5.63%, 7/15/2027	600,000	609,828
8.13%, 8/16/2030	418,000	478,735
Eastern Energy Gas Holdings LLC:
Series B, 3.00%, 11/15/2029	373,000	345,398
5.80%, 1/15/2035	1,669,000	1,722,775
Eastern Gas Transmission & Storage, Inc. 3.00%, 11/15/2029	538,000	500,222
Enbridge, Inc.:
1.60%, 10/4/2026 (a)	1,820,000	1,741,485
2.50%, 8/1/2033	1,650,000	1,348,529
3.13%, 11/15/2029	815,000	758,252
Security Description	Principal Amount	Value
3.70%, 7/15/2027	$1,680,000	$1,649,323
4.25%, 12/1/2026	1,708,000	1,698,999
5.25%, 4/5/2027	1,095,000	1,109,082
5.30%, 4/5/2029	1,499,000	1,526,806
5.63%, 4/5/2034 (a)	2,284,000	2,320,110
5.70%, 3/8/2033	4,088,000	4,194,860
5.90%, 11/15/2026	1,652,000	1,685,023
6.00%, 11/15/2028	1,745,000	1,816,458
6.20%, 11/15/2030	1,826,000	1,932,456
5 yr. CMT + 2.97%, 7.20%, 6/27/2054 (b)	5,042,000	5,132,101
5 yr. CMT + 3.12%, 7.38%, 3/15/2055 (b)	2,156,000	2,216,713
5 yr. CMT + 4.43%, 8.50%, 1/15/2084 (b)	747,000	823,620
Energy Transfer LP:
3.75%, 5/15/2030	2,747,000	2,597,783
3.90%, 7/15/2026	1,941,000	1,924,346
4.00%, 10/1/2027	1,865,000	1,837,286
4.15%, 9/15/2029	450,000	437,783
4.20%, 4/15/2027	1,637,000	1,623,020
4.40%, 3/15/2027	1,855,000	1,848,749
4.95%, 5/15/2028 (a)	1,793,000	1,805,426
4.95%, 6/15/2028	1,806,000	1,818,082
5.20%, 4/1/2030 (a)	1,983,000	2,005,269
5.25%, 4/15/2029	2,385,000	2,414,192
5.25%, 7/1/2029	1,575,000	1,597,806
5.50%, 6/1/2027 (a)	1,689,000	1,715,011
5.55%, 2/15/2028	1,973,000	2,019,602
5.55%, 5/15/2034	2,283,000	2,281,242
5.60%, 9/1/2034	2,263,000	2,266,847
5.75%, 2/15/2033	2,879,000	2,945,735
6.05%, 12/1/2026	1,826,000	1,865,679
6.10%, 12/1/2028	1,258,000	1,313,427
6.40%, 12/1/2030	1,613,000	1,719,345
6.55%, 12/1/2033	3,118,000	3,335,356
Enterprise Products Operating LLC:
2.80%, 1/31/2030 (a)	1,797,000	1,659,817
3.13%, 7/31/2029	1,966,000	1,861,979
3.95%, 2/15/2027	808,000	803,257
4.15%, 10/16/2028	1,904,000	1,884,465
4.60%, 1/11/2027	1,990,000	2,000,487
4.85%, 1/31/2034	1,960,000	1,929,502
Series E, 3 mo. USD Term SOFR + 3.29%, 5.25%, 8/16/2077 (b)	2,000,000	1,966,940
5.35%, 1/31/2033	4,929,000	5,054,394
3 mo. USD Term SOFR + 2.83%, 5.38%, 2/15/2078 (a) (b)	4,570,000	4,474,441
Series D, 6.88%, 3/1/2033	1,800,000	2,013,120
Kinder Morgan Energy Partners LP:
7.30%, 8/15/2033	2,337,000	2,612,579
7.40%, 3/15/2031	1,981,000	2,205,031

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
7.75%, 3/15/2032 (a)	$1,599,000	$1,816,736
Kinder Morgan, Inc.:
1.75%, 11/15/2026	1,930,000	1,846,412
4.80%, 2/1/2033	2,032,000	1,963,908
5.10%, 8/1/2029	360,000	363,848
5.20%, 6/1/2033	3,483,000	3,453,255
5.40%, 2/1/2034 (a)	2,024,000	2,020,579
Series GMTN, 7.75%, 1/15/2032	2,012,000	2,297,463
Series GMTN, 7.80%, 8/1/2031	1,673,000	1,906,400
MPLX LP:
2.65%, 8/15/2030	2,669,000	2,377,599
4.00%, 3/15/2028	3,689,000	3,621,676
4.13%, 3/1/2027	2,241,000	2,220,853
4.25%, 12/1/2027	1,937,000	1,919,122
4.95%, 9/1/2032	2,355,000	2,305,357
5.00%, 3/1/2033 (a)	1,625,000	1,584,814
5.50%, 6/1/2034	2,135,000	2,127,698
Northwest Pipeline LLC 4.00%, 4/1/2027	1,469,000	1,452,738
ONEOK, Inc.:
3.10%, 3/15/2030	1,859,000	1,711,916
3.25%, 6/1/2030	1,715,000	1,581,779
3.40%, 9/1/2029	1,526,000	1,438,926
4.00%, 7/13/2027	1,698,000	1,677,250
4.25%, 9/24/2027 (a)	1,994,000	1,977,031
4.35%, 3/15/2029	1,887,000	1,855,544
4.55%, 7/15/2028	1,961,000	1,953,627
4.75%, 10/15/2031	2,399,979	2,353,083
4.85%, 7/15/2026	1,644,000	1,646,943
5.05%, 11/1/2034	136,000	131,410
5.38%, 6/1/2029 (a)	1,380,000	1,402,756
5.65%, 11/1/2028	1,702,000	1,753,332
5.65%, 9/1/2034	1,554,000	1,567,831
5.80%, 11/1/2030	1,482,000	1,541,087
6.05%, 9/1/2033	5,490,000	5,708,941
6.10%, 11/15/2032	1,519,021	1,592,207
6.35%, 1/15/2031	917,000	973,707
Plains All American Pipeline LP/PAA Finance Corp.:
3.55%, 12/15/2029 (a)	2,125,000	2,002,048
3.80%, 9/15/2030	1,822,000	1,713,937
4.50%, 12/15/2026	1,919,000	1,917,446
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	3,431,000	3,392,607
4.50%, 5/15/2030 (a)	3,681,000	3,611,245
5.00%, 3/15/2027	2,771,000	2,784,273
5.88%, 6/30/2026	2,393,000	2,413,676
South Bow USA Infrastructure Holdings LLC:
4.91%, 9/1/2027 (e)	1,901,000	1,902,160
5.03%, 10/1/2029 (e)	1,389,000	1,378,096
5.58%, 10/1/2034 (e)	2,157,000	2,112,156
Security Description	Principal Amount	Value
Spectra Energy Partners LP 3.38%, 10/15/2026	$1,603,000	$1,574,386
Targa Resources Corp.:
4.20%, 2/1/2033	836,000	771,369
5.20%, 7/1/2027	2,862,000	2,894,570
6.13%, 3/15/2033	1,884,000	1,964,955
6.15%, 3/1/2029	2,659,000	2,780,570
6.50%, 3/30/2034	1,962,000	2,095,377
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.00%, 1/15/2032	2,184,000	2,015,504
4.88%, 2/1/2031	1,234,000	1,208,518
5.00%, 1/15/2028	1,724,000	1,723,845
5.50%, 3/1/2030	2,268,000	2,287,550
6.50%, 7/15/2027 (a)	324,000	325,607
6.88%, 1/15/2029	1,849,000	1,893,025
TC PipeLines LP 3.90%, 5/25/2027	1,915,000	1,882,215
Tennessee Gas Pipeline Co. LLC:
7.00%, 3/15/2027	1,683,000	1,749,916
7.00%, 10/15/2028	1,583,000	1,693,098
Texas Eastern Transmission LP 7.00%, 7/15/2032	2,586,000	2,849,798
TransCanada PipeLines Ltd.:
4.10%, 4/15/2030	2,919,000	2,808,954
4.25%, 5/15/2028	3,098,000	3,057,881
4.63%, 3/1/2034	1,979,000	1,867,820
5.60%, 3/31/2034	1,697,000	1,701,327
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	1,680,000	1,555,428
4.00%, 3/15/2028	434,000	425,958
Valero Energy Partners LP 4.50%, 3/15/2028	1,581,000	1,577,664
Western Midstream Operating LP:
4.05%, 2/1/2030	1,317,000	1,257,103
4.50%, 3/1/2028 (a)	824,000	815,892
4.65%, 7/1/2026	1,971,000	1,969,009
4.75%, 8/15/2028	1,529,000	1,522,257
5.45%, 11/15/2034	1,530,000	1,492,989
6.15%, 4/1/2033 (a)	1,629,000	1,678,473
6.35%, 1/15/2029	995,000	1,038,720
Williams Cos., Inc.:
2.60%, 3/15/2031	2,569,000	2,256,867
3.50%, 11/15/2030 (a)	1,853,000	1,731,591
3.75%, 6/15/2027	2,278,000	2,239,137
4.65%, 8/15/2032	1,506,000	1,457,326
4.80%, 11/15/2029	515,000	516,313
4.90%, 3/15/2029 (a)	2,060,000	2,072,401
5.15%, 3/15/2034	1,991,000	1,963,723
5.30%, 8/15/2028	1,832,000	1,871,626

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.65%, 3/15/2033	$1,728,000	$1,770,457
Series A, 7.50%, 1/15/2031	1,886,000	2,096,138
8.75%, 3/15/2032	1,786,000	2,143,968
		290,482,061
REAL ESTATE — 0.1%
CBRE Services, Inc.:
2.50%, 4/1/2031 (a)	2,070,000	1,801,583
5.50%, 4/1/2029	1,751,000	1,795,440
Jones Lang LaSalle, Inc. 6.88%, 12/1/2028	1,903,000	2,019,654
		5,616,677
REAL ESTATE INVESTMENT TRUSTS — 5.0%
Agree LP:
2.90%, 10/1/2030	530,000	478,696
4.80%, 10/1/2032	1,564,000	1,522,882
5.63%, 6/15/2034	1,793,000	1,813,727
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	635,000	499,307
2.00%, 5/18/2032	997,000	812,206
2.75%, 12/15/2029	1,479,000	1,350,904
2.95%, 3/15/2034	1,568,000	1,308,057
3.38%, 8/15/2031	1,000	911
3.80%, 4/15/2026	2,091,000	2,073,164
3.95%, 1/15/2027 (a)	1,437,000	1,422,731
3.95%, 1/15/2028 (a)	1,446,000	1,421,866
4.50%, 7/30/2029	1,144,000	1,127,881
4.70%, 7/1/2030	60,000	59,243
4.90%, 12/15/2030 (a)	894,000	890,943
American Assets Trust LP:
3.38%, 2/1/2031	1,943,000	1,708,227
6.15%, 10/1/2034	1,838,000	1,832,174
American Homes 4 Rent LP:
2.38%, 7/15/2031	1,731,000	1,485,371
3.63%, 4/15/2032	278,000	252,363
4.25%, 2/15/2028	1,107,000	1,094,557
4.90%, 2/15/2029 (a)	1,669,000	1,673,606
5.25%, 3/15/2035	354,000	347,278
5.50%, 2/1/2034	1,881,000	1,881,094
5.50%, 7/15/2034	518,000	516,430
American Tower Corp.:
1.45%, 9/15/2026	1,604,000	1,534,066
1.50%, 1/31/2028	1,137,000	1,043,254
1.60%, 4/15/2026	1,363,000	1,322,137
2.10%, 6/15/2030	1,570,000	1,372,620
2.30%, 9/15/2031	1,505,000	1,284,201
2.75%, 1/15/2027	1,821,000	1,763,875
2.90%, 1/15/2030	1,892,000	1,739,183
3.13%, 1/15/2027	1,873,000	1,824,602
3.38%, 10/15/2026	1,908,000	1,874,438
3.55%, 7/15/2027	1,804,000	1,763,590
3.60%, 1/15/2028	1,693,000	1,648,525
3.80%, 8/15/2029	2,595,000	2,491,226
3.95%, 3/15/2029	1,871,000	1,816,797
Security Description	Principal Amount	Value
4.05%, 3/15/2032 (a)	$1,273,000	$1,199,561
4.90%, 3/15/2030 (a)	2,740,000	2,753,590
5.00%, 1/31/2030	1,523,000	1,535,199
5.20%, 2/15/2029	1,663,000	1,689,392
5.25%, 7/15/2028	1,340,000	1,363,316
5.35%, 3/15/2035	2,990,000	2,996,967
5.45%, 2/15/2034	1,470,000	1,491,903
5.50%, 3/15/2028	1,904,000	1,948,078
5.55%, 7/15/2033	781,000	797,237
5.65%, 3/15/2033	1,615,000	1,664,580
5.80%, 11/15/2028	1,624,000	1,683,520
5.90%, 11/15/2033	1,933,000	2,021,957
Americold Realty Operating Partnership LP:
5.41%, 9/12/2034 (a)	1,314,000	1,282,017
5.60%, 5/15/2032 (f)	685,000	688,130
AvalonBay Communities, Inc.:
1.90%, 12/1/2028	223,000	202,834
2.05%, 1/15/2032 (a)	1,379,000	1,167,517
Series MTN, 2.30%, 3/1/2030	940,000	841,591
Series MTN, 2.45%, 1/15/2031	400,000	353,564
Series MTN, 2.90%, 10/15/2026	1,736,000	1,695,482
Series GMTN, 2.95%, 5/11/2026	1,617,000	1,589,867
Series MTN, 3.20%, 1/15/2028	209,000	202,122
Series MTN, 3.30%, 6/1/2029	206,000	195,883
Series MTN, 3.35%, 5/15/2027 (a)	1,452,000	1,419,461
5.00%, 2/15/2033	1,340,000	1,332,255
5.30%, 12/7/2033	1,859,000	1,884,896
Boston Properties LP:
2.45%, 10/1/2033 (a)	1,868,000	1,460,627
2.55%, 4/1/2032	1,947,000	1,603,043
2.75%, 10/1/2026	1,554,000	1,506,277
2.90%, 3/15/2030	1,717,000	1,546,588
3.25%, 1/30/2031 (a)	1,982,000	1,775,376
3.40%, 6/21/2029 (a)	1,283,000	1,198,245
4.50%, 12/1/2028	1,496,000	1,468,818
5.75%, 1/15/2035 (a)	986,000	975,341
6.50%, 1/15/2034 (a)	1,436,000	1,511,505
6.75%, 12/1/2027 (a)	1,749,000	1,828,090
Brixmor Operating Partnership LP:
2.25%, 4/1/2028	1,950,000	1,810,360
2.50%, 8/16/2031 (a)	799,000	686,205
3.90%, 3/15/2027	1,203,000	1,182,814
4.05%, 7/1/2030 (a)	1,228,000	1,174,864
4.13%, 6/15/2026	1,750,000	1,737,155
5.20%, 4/1/2032	1,569,000	1,566,144
5.50%, 2/15/2034	1,539,000	1,543,679

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Broadstone Net Lease LLC 2.60%, 9/15/2031	$1,681,000	$1,423,639
Camden Property Trust:
2.80%, 5/15/2030	1,421,000	1,295,739
3.15%, 7/1/2029	1,103,000	1,039,423
4.10%, 10/15/2028	300,000	294,624
4.90%, 1/15/2034 (a)	1,568,000	1,541,297
CBRE Services, Inc. 5.95%, 8/15/2034	1,366,000	1,427,566
COPT Defense Properties LP:
2.00%, 1/15/2029 (a)	1,897,000	1,692,750
2.75%, 4/15/2031 (a)	1,363,000	1,180,740
2.90%, 12/1/2033	500,000	404,370
Cousins Properties LP:
5.38%, 2/15/2032	625,000	621,063
5.88%, 10/1/2034	1,537,000	1,548,420
Crown Castle, Inc.:
1.05%, 7/15/2026	1,694,000	1,615,077
2.10%, 4/1/2031	1,717,000	1,443,242
2.25%, 1/15/2031	1,651,000	1,410,400
2.50%, 7/15/2031	1,659,000	1,417,018
2.90%, 3/15/2027	1,923,000	1,857,906
3.10%, 11/15/2029 (a)	1,465,000	1,348,122
3.30%, 7/1/2030 (a)	1,837,000	1,687,450
3.65%, 9/1/2027	1,551,000	1,511,170
3.70%, 6/15/2026	1,547,000	1,528,405
3.80%, 2/15/2028	1,775,000	1,726,631
4.00%, 3/1/2027	1,798,000	1,774,698
4.30%, 2/15/2029	1,725,000	1,685,584
4.80%, 9/1/2028	295,000	294,519
4.90%, 9/1/2029	1,886,000	1,876,872
5.00%, 1/11/2028	1,848,000	1,855,392
5.10%, 5/1/2033	1,801,000	1,757,722
5.20%, 9/1/2034 (a)	5,000	4,887
5.60%, 6/1/2029	1,547,000	1,580,802
5.80%, 3/1/2034	1,877,000	1,911,875
CubeSmart LP:
2.00%, 2/15/2031	895,000	758,763
2.25%, 12/15/2028	1,647,000	1,506,445
2.50%, 2/15/2032	1,518,000	1,280,797
3.00%, 2/15/2030	1,175,000	1,076,617
3.13%, 9/1/2026	1,378,000	1,349,958
4.38%, 2/15/2029	612,000	600,005
Digital Realty Trust LP:
3.60%, 7/1/2029	1,706,000	1,628,531
3.70%, 8/15/2027	1,854,000	1,819,868
4.45%, 7/15/2028	1,343,000	1,333,518
5.55%, 1/15/2028	1,489,000	1,523,053
DOC Dr. LLC:
2.63%, 11/1/2031	30,000	25,961
3.95%, 1/15/2028	1,769,000	1,733,266
4.30%, 3/15/2027	1,616,000	1,605,884
EPR Properties:
3.60%, 11/15/2031 (a)	891,000	795,004
3.75%, 8/15/2029	609,000	571,321
Security Description	Principal Amount	Value
4.50%, 6/1/2027	$1,551,000	$1,530,635
4.75%, 12/15/2026	556,000	553,259
4.95%, 4/15/2028	1,847,000	1,829,232
Equinix Europe 2 Financing Corp. LLC 5.50%, 6/15/2034	1,796,000	1,829,459
Equinix, Inc.:
1.45%, 5/15/2026	1,653,000	1,596,881
1.55%, 3/15/2028	1,876,000	1,721,361
1.80%, 7/15/2027	2,243,000	2,109,026
2.00%, 5/15/2028	1,619,000	1,498,951
2.15%, 7/15/2030	493,000	432,228
2.50%, 5/15/2031	1,368,000	1,193,525
2.90%, 11/18/2026	1,994,000	1,941,578
3.20%, 11/18/2029	500,000	467,450
3.90%, 4/15/2032	1,978,000	1,843,911
ERP Operating LP:
1.85%, 8/1/2031 (a)	1,421,000	1,198,486
2.50%, 2/15/2030	1,547,000	1,400,391
3.00%, 7/1/2029 (a)	722,000	675,460
3.25%, 8/1/2027	1,904,000	1,852,763
3.50%, 3/1/2028	1,940,000	1,887,775
4.15%, 12/1/2028	250,000	246,770
4.65%, 9/15/2034	1,778,000	1,703,360
Essential Properties LP 2.95%, 7/15/2031	1,787,000	1,548,239
Essex Portfolio LP:
1.65%, 1/15/2031	1,650,000	1,381,858
1.70%, 3/1/2028	1,982,000	1,824,550
2.55%, 6/15/2031	157,000	137,238
2.65%, 3/15/2032 (a)	1,190,000	1,017,069
3.00%, 1/15/2030	679,000	625,115
3.38%, 4/15/2026	665,000	657,007
3.63%, 5/1/2027	1,694,000	1,660,645
4.00%, 3/1/2029	1,776,000	1,727,409
5.38%, 4/1/2035 (a)	415,000	414,929
5.50%, 4/1/2034	745,000	751,504
Extra Space Storage LP:
2.20%, 10/15/2030	1,455,000	1,266,956
2.35%, 3/15/2032	1,674,000	1,399,564
2.40%, 10/15/2031	1,284,000	1,090,501
2.55%, 6/1/2031	428,000	370,772
3.50%, 7/1/2026	517,000	510,336
3.90%, 4/1/2029	1,654,000	1,597,218
4.00%, 6/15/2029	1,329,000	1,284,213
5.40%, 2/1/2034	300,000	299,727
5.50%, 7/1/2030	1,750,000	1,794,030
5.70%, 4/1/2028	1,915,000	1,966,858
5.90%, 1/15/2031	1,536,000	1,597,102
Federal Realty OP LP:
3.20%, 6/15/2029	889,000	835,340
3.25%, 7/15/2027	394,000	382,034
3.50%, 6/1/2030	505,000	471,604

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
GLP Capital LP/GLP Financing II, Inc.:
3.25%, 1/15/2032	$1,962,000	$1,699,327
4.00%, 1/15/2030	1,674,000	1,582,449
4.00%, 1/15/2031	1,850,000	1,725,976
5.30%, 1/15/2029	740,000	741,569
5.38%, 4/15/2026	1,608,000	1,612,454
5.63%, 9/15/2034	1,974,000	1,946,147
5.75%, 6/1/2028	1,029,000	1,046,678
6.75%, 12/1/2033	1,824,000	1,938,474
Healthcare Realty Holdings LP:
2.00%, 3/15/2031 (a)	1,845,000	1,550,630
3.10%, 2/15/2030	1,175,000	1,077,675
3.50%, 8/1/2026	312,000	306,652
3.75%, 7/1/2027	1,726,000	1,688,287
Healthpeak OP LLC:
1.35%, 2/1/2027	1,946,000	1,833,910
2.13%, 12/1/2028	525,000	479,078
2.88%, 1/15/2031	607,000	542,840
3.00%, 1/15/2030 (a)	1,838,000	1,694,140
3.50%, 7/15/2029 (a)	1,862,000	1,766,926
5.25%, 12/15/2032	1,785,000	1,788,499
5.38%, 2/15/2035	1,954,000	1,946,477
Highwoods Realty LP:
2.60%, 2/1/2031	604,000	512,784
3.05%, 2/15/2030 (a)	1,836,000	1,638,887
3.88%, 3/1/2027	1,870,000	1,833,086
4.13%, 3/15/2028	1,203,000	1,166,296
4.20%, 4/15/2029	1,507,000	1,444,565
7.65%, 2/1/2034	1,435,000	1,600,886
Host Hotels & Resorts LP:
Series J, 2.90%, 12/15/2031	1,809,000	1,567,245
Series H, 3.38%, 12/15/2029	1,193,000	1,108,154
Series I, 3.50%, 9/15/2030	1,927,000	1,765,402
5.70%, 7/1/2034	554,000	552,454
Invitation Homes Operating Partnership LP:
2.00%, 8/15/2031	1,425,000	1,191,970
2.30%, 11/15/2028	1,979,000	1,813,892
4.15%, 4/15/2032	1,441,000	1,343,430
5.45%, 8/15/2030	1,467,000	1,501,636
5.50%, 8/15/2033 (a)	1,542,000	1,550,388
Kilroy Realty LP:
2.50%, 11/15/2032	1,819,000	1,439,120
2.65%, 11/15/2033	955,000	741,796
3.05%, 2/15/2030	1,807,000	1,607,561
4.25%, 8/15/2029	1,612,000	1,533,044
Kimco Realty OP LLC:
2.25%, 12/1/2031	1,541,000	1,308,987
2.70%, 10/1/2030	4,000	3,604
2.80%, 10/1/2026	2,263,000	2,206,312
3.20%, 4/1/2032	1,648,000	1,463,193
4.60%, 2/1/2033	992,000	958,173
4.85%, 3/1/2035	300,000	288,573
Security Description	Principal Amount	Value
6.40%, 3/1/2034	$1,646,000	$1,767,310
Kite Realty Group LP:
4.95%, 12/15/2031	2,843,000	2,796,716
5.50%, 3/1/2034 (a)	1,822,000	1,821,982
Life Storage LP 2.20%, 10/15/2030	177,000	150,245
LXP Industrial Trust:
2.38%, 10/1/2031	1,545,000	1,289,086
2.70%, 9/15/2030	640,000	563,360
6.75%, 11/15/2028	1,657,000	1,752,029
Mid-America Apartments LP:
1.10%, 9/15/2026	1,503,000	1,431,487
1.70%, 2/15/2031	2,000	1,685
3.60%, 6/1/2027	1,626,000	1,597,464
3.95%, 3/15/2029	1,567,000	1,527,041
4.95%, 3/1/2035	1,881,000	1,834,859
5.00%, 3/15/2034	25,000	24,697
5.30%, 2/15/2032 (a)	1,985,000	2,016,522
National Health Investors, Inc. 3.00%, 2/1/2031	1,803,000	1,563,994
NNN REIT, Inc.:
2.50%, 4/15/2030	1,518,000	1,355,240
3.50%, 10/15/2027	1,963,000	1,906,917
4.30%, 10/15/2028	1,394,000	1,374,372
5.50%, 6/15/2034	177,000	177,974
5.60%, 10/15/2033	200,000	202,484
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	1,738,000	1,472,607
3.38%, 2/1/2031 (a)	1,602,000	1,444,828
3.63%, 10/1/2029	1,215,000	1,136,171
4.50%, 4/1/2027	1,491,000	1,484,126
4.75%, 1/15/2028	778,000	775,705
Phillips Edison Grocery Center Operating Partnership I LP:
2.63%, 11/15/2031	1,517,000	1,302,178
4.95%, 1/15/2035	275,000	260,865
5.75%, 7/15/2034	143,000	143,915
Piedmont Operating Partnership LP:
2.75%, 4/1/2032	1,819,000	1,468,770
3.15%, 8/15/2030	1,843,000	1,617,362
6.88%, 7/15/2029 (a)	1,960,000	2,033,892
9.25%, 7/20/2028	1,834,000	2,020,830
Prologis LP:
1.25%, 10/15/2030 (a)	325,000	271,898
1.63%, 3/15/2031	1,991,000	1,664,277
1.75%, 7/1/2030	1,881,000	1,615,553
1.75%, 2/1/2031	1,215,000	1,030,369
2.13%, 4/15/2027 (a)	1,077,000	1,030,010
2.25%, 4/15/2030	1,963,000	1,753,371
2.25%, 1/15/2032	1,807,000	1,535,065
2.88%, 11/15/2029	1,640,000	1,523,019
3.25%, 6/30/2026	1,145,000	1,129,588
3.25%, 10/1/2026	649,000	638,603
3.88%, 9/15/2028	395,000	387,479

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 9/15/2028	$1,361,000	$1,341,647
4.38%, 2/1/2029 (a)	1,559,000	1,552,343
4.63%, 1/15/2033 (a)	1,624,000	1,591,033
4.75%, 6/15/2033	637,000	624,661
4.88%, 6/15/2028 (a)	1,373,000	1,387,403
5.00%, 3/15/2034	870,000	864,171
5.13%, 1/15/2034	1,595,000	1,598,828
Public Storage Operating Co.:
1.50%, 11/9/2026 (a)	1,623,000	1,552,237
1.85%, 5/1/2028 (a)	1,985,000	1,840,492
1.95%, 11/9/2028	845,000	775,321
2.25%, 11/9/2031 (a)	1,665,000	1,424,940
2.30%, 5/1/2031	1,692,000	1,467,218
3.09%, 9/15/2027	596,000	577,768
3.39%, 5/1/2029	1,764,000	1,687,707
5.10%, 8/1/2033 (a)	1,347,000	1,355,675
5.13%, 1/15/2029	33,000	33,693
Rayonier LP 2.75%, 5/17/2031	2,700,000	2,360,016
Realty Income Corp.:
1.80%, 3/15/2033	16,000	12,523
2.10%, 3/15/2028	1,956,000	1,823,579
2.20%, 6/15/2028	229,000	213,123
2.70%, 2/15/2032	906,000	782,666
2.85%, 12/15/2032	611,000	525,851
3.00%, 1/15/2027	1,494,000	1,456,052
3.20%, 2/15/2031	1,228,000	1,122,908
3.25%, 6/15/2029	1,819,000	1,719,355
3.25%, 1/15/2031	1,431,000	1,313,930
3.40%, 1/15/2028	1,055,000	1,024,046
3.40%, 1/15/2030 (a)	1,819,000	1,714,026
3.65%, 1/15/2028	441,000	431,210
3.95%, 8/15/2027	1,636,000	1,616,532
4.00%, 7/15/2029	1,655,000	1,611,126
4.13%, 10/15/2026 (a)	1,551,000	1,544,238
4.45%, 9/15/2026	612,000	611,688
4.70%, 12/15/2028	658,000	660,264
4.75%, 2/15/2029	1,672,000	1,675,695
4.85%, 3/15/2030	152,000	152,526
4.88%, 6/1/2026 (a)	1,537,000	1,542,410
4.90%, 7/15/2033	1,584,000	1,553,730
5.13%, 2/15/2034 (a)	1,668,000	1,653,655
5.63%, 10/13/2032	1,340,000	1,382,679
Regency Centers LP:
2.95%, 9/15/2029 (a)	1,299,000	1,209,382
3.60%, 2/1/2027	997,000	981,467
3.70%, 6/15/2030	1,354,000	1,284,323
4.13%, 3/15/2028	1,409,000	1,393,036
5.10%, 1/15/2035 (a)	150,000	148,007
5.25%, 1/15/2034	756,000	755,410
Rexford Industrial Realty LP:
2.13%, 12/1/2030	695,000	596,261
2.15%, 9/1/2031	1,606,000	1,344,045
5.00%, 6/15/2028 (a)	976,000	979,016
Security Description	Principal Amount	Value
Sabra Health Care LP:
3.20%, 12/1/2031	$1,970,000	$1,706,946
3.90%, 10/15/2029	1,827,000	1,721,253
5.13%, 8/15/2026	1,658,000	1,657,204
Safehold GL Holdings LLC:
2.80%, 6/15/2031 (a)	1,761,000	1,544,696
2.85%, 1/15/2032 (a)	1,190,000	1,024,173
6.10%, 4/1/2034	1,447,000	1,489,383
Simon Property Group LP:
1.38%, 1/15/2027	1,927,000	1,826,680
1.75%, 2/1/2028	1,163,000	1,079,415
2.20%, 2/1/2031	1,596,000	1,383,126
2.25%, 1/15/2032	1,512,000	1,279,394
2.45%, 9/13/2029	2,261,000	2,061,150
2.65%, 7/15/2030	1,571,000	1,421,127
2.65%, 2/1/2032 (a)	1,518,000	1,313,449
3.25%, 11/30/2026 (a)	1,434,000	1,407,299
3.38%, 6/15/2027	1,682,000	1,645,652
3.38%, 12/1/2027	1,346,000	1,311,502
5.50%, 3/8/2033	1,854,000	1,896,827
6.25%, 1/15/2034 (a)	1,901,000	2,036,693
Store Capital LLC:
2.70%, 12/1/2031	1,341,000	1,134,701
2.75%, 11/18/2030	2,695,000	2,363,704
4.50%, 3/15/2028	1,600,000	1,574,096
5.40%, 4/30/2030 (e)	1,360,000	1,361,632
Sun Communities Operating LP:
2.30%, 11/1/2028	939,000	866,913
2.70%, 7/15/2031	1,507,000	1,311,286
4.20%, 4/15/2032	1,301,000	1,219,414
5.50%, 1/15/2029	1,891,000	1,932,659
5.70%, 1/15/2033	344,000	350,498
Tanger Properties LP:
2.75%, 9/1/2031	1,452,000	1,251,958
3.13%, 9/1/2026 (a)	911,000	892,088
3.88%, 7/15/2027	518,000	508,521
UDR, Inc.:
Series MTN, 2.10%, 8/1/2032	1,986,000	1,613,784
Series MTN, 2.95%, 9/1/2026 (a)	659,000	644,482
3.00%, 8/15/2031 (a)	1,528,000	1,360,042
Series MTN, 3.20%, 1/15/2030 (a)	478,000	444,927
Series GMTN, 3.50%, 1/15/2028	325,000	315,201
Series MTN, 4.40%, 1/26/2029	1,806,000	1,787,091
5.13%, 9/1/2034	1,958,000	1,920,446
Ventas Realty LP:
2.50%, 9/1/2031	293,000	253,055
3.00%, 1/15/2030 (a)	1,707,000	1,568,528
3.25%, 10/15/2026	1,567,000	1,536,459
3.85%, 4/1/2027	752,000	741,480
4.00%, 3/1/2028	1,581,000	1,553,048

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.40%, 1/15/2029	$1,921,000	$1,893,991
5.00%, 1/15/2035	1,989,000	1,922,249
5.63%, 7/1/2034	100,000	101,686
VEREIT Operating Partnership LP:
3.10%, 12/15/2029	18,000	16,251
3.40%, 1/15/2028	81,000	76,986
3.95%, 8/15/2027	250,000	243,275
4.63%, 11/1/2025	66,000	65,670
VICI Properties LP:
4.75%, 2/15/2028	2,309,000	2,311,956
4.75%, 4/1/2028 (f)	645,000	645,387
4.95%, 2/15/2030	1,247,000	1,236,912
5.13%, 11/15/2031	1,893,000	1,869,451
5.13%, 5/15/2032 (a)	2,524,000	2,473,545
5.63%, 4/1/2035 (f)	750,000	746,528
5.75%, 4/1/2034 (a)	1,689,000	1,700,840
Welltower OP LLC:
2.05%, 1/15/2029	987,000	896,502
2.70%, 2/15/2027 (a)	1,910,000	1,849,205
2.75%, 1/15/2031	1,969,000	1,756,033
2.75%, 1/15/2032 (a)	1,894,000	1,648,632
2.80%, 6/1/2031	511,000	454,294
3.85%, 6/15/2032	1,848,000	1,718,437
4.13%, 3/15/2029 (a)	1,218,000	1,192,215
4.25%, 4/15/2028	3,215,000	3,179,539
Weyerhaeuser Co.:
3.38%, 3/9/2033	231,000	203,770
4.00%, 11/15/2029 (a)	1,491,000	1,445,182
4.00%, 4/15/2030	1,935,000	1,864,314
4.75%, 5/15/2026	1,688,000	1,690,414
6.95%, 10/1/2027	1,889,000	1,996,182
7.38%, 3/15/2032	1,375,000	1,543,795
WP Carey, Inc.:
2.25%, 4/1/2033	2,114,000	1,697,859
2.40%, 2/1/2031	725,000	628,655
2.45%, 2/1/2032 (a)	1,594,000	1,338,179
3.85%, 7/15/2029	247,000	237,463
4.25%, 10/1/2026	1,506,000	1,497,958
		485,449,715
RETAIL — 2.3%
Advance Auto Parts, Inc. 1.75%, 10/1/2027	541,000	487,511
AutoNation, Inc.:
1.95%, 8/1/2028 (a)	637,000	579,358
2.40%, 8/1/2031	3,535,000	2,959,643
3.80%, 11/15/2027	1,696,000	1,653,430
3.85%, 3/1/2032	1,818,000	1,639,363
4.75%, 6/1/2030 (a)	644,000	631,983
5.89%, 3/15/2035 (a)	710,000	708,410
AutoZone, Inc.:
3.13%, 4/21/2026	1,808,000	1,782,091
3.75%, 6/1/2027	1,149,000	1,131,834
3.75%, 4/18/2029	789,000	762,569
4.00%, 4/15/2030	1,664,000	1,605,228
Security Description	Principal Amount	Value
4.50%, 2/1/2028	$1,568,000	$1,567,577
4.75%, 8/1/2032	1,697,000	1,667,659
4.75%, 2/1/2033	1,979,000	1,932,078
5.05%, 7/15/2026	819,000	825,159
5.10%, 7/15/2029 (a)	1,550,000	1,574,149
5.40%, 7/15/2034 (a)	1,228,000	1,238,119
6.25%, 11/1/2028 (a)	1,840,000	1,936,600
Best Buy Co., Inc.:
1.95%, 10/1/2030 (a)	1,661,000	1,424,224
4.45%, 10/1/2028 (a)	1,170,000	1,166,747
Costco Wholesale Corp.:
1.38%, 6/20/2027	2,004,000	1,888,530
1.60%, 4/20/2030	4,722,000	4,139,069
1.75%, 4/20/2032	904,000	757,398
3.00%, 5/18/2027	2,034,000	1,992,303
Darden Restaurants, Inc.:
3.85%, 5/1/2027	265,000	260,916
4.35%, 10/15/2027	876,000	869,439
4.55%, 10/15/2029	1,481,000	1,463,302
6.30%, 10/10/2033 (a)	1,610,000	1,706,342
Dick's Sporting Goods, Inc. 3.15%, 1/15/2032 (a)	1,770,000	1,563,653
Dollar General Corp.:
3.50%, 4/3/2030 (a)	1,692,000	1,583,171
3.88%, 4/15/2027 (a)	1,662,000	1,639,530
4.13%, 5/1/2028 (a)	941,000	926,000
4.63%, 11/1/2027	1,944,000	1,947,285
5.00%, 11/1/2032	1,521,000	1,491,584
5.20%, 7/5/2028 (a)	1,404,000	1,424,414
5.45%, 7/5/2033 (a)	1,755,000	1,760,476
Dollar Tree, Inc.:
2.65%, 12/1/2031 (a)	2,101,000	1,810,222
4.20%, 5/15/2028 (a)	1,791,000	1,757,920
Ferguson Enterprises, Inc. 5.00%, 10/3/2034	1,861,000	1,811,200
Genuine Parts Co.:
1.88%, 11/1/2030	1,709,000	1,448,719
2.75%, 2/1/2032	1,932,000	1,656,883
4.95%, 8/15/2029	406,000	407,648
6.50%, 11/1/2028 (a)	120,000	126,646
6.88%, 11/1/2033 (a)	1,589,000	1,763,822
Home Depot, Inc.:
0.90%, 3/15/2028 (a)	4,646,000	4,224,515
1.38%, 3/15/2031	1,999,000	1,662,968
1.50%, 9/15/2028	1,814,000	1,654,350
1.88%, 9/15/2031 (a)	1,736,000	1,468,569
2.50%, 4/15/2027	1,727,000	1,669,888
2.70%, 4/15/2030	2,527,000	2,317,436
2.80%, 9/14/2027	1,532,000	1,480,402
2.88%, 4/15/2027	1,431,000	1,393,923
2.95%, 6/15/2029	2,988,000	2,818,312
3.00%, 4/1/2026	2,087,000	2,062,749
3.25%, 4/15/2032	1,976,000	1,802,013
3.90%, 12/6/2028 (a)	1,323,000	1,304,227
4.50%, 9/15/2032 (a)	2,257,000	2,230,729

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 6/25/2029	$1,662,000	$1,680,930
4.85%, 6/25/2031 (a)	1,676,000	1,698,894
4.88%, 6/25/2027	1,847,000	1,872,692
4.90%, 4/15/2029	1,171,000	1,193,600
4.95%, 9/30/2026	1,653,000	1,670,241
4.95%, 6/25/2034	3,304,000	3,312,392
5.15%, 6/25/2026	2,770,000	2,800,359
Lowe's Cos., Inc.:
1.30%, 4/15/2028	1,926,000	1,752,891
1.70%, 9/15/2028	1,565,000	1,424,839
1.70%, 10/15/2030	2,213,000	1,888,552
2.50%, 4/15/2026	2,296,000	2,252,100
2.63%, 4/1/2031 (a)	2,506,000	2,219,965
3.10%, 5/3/2027	2,211,000	2,150,087
3.35%, 4/1/2027	1,381,000	1,352,330
3.65%, 4/5/2029 (a)	2,319,000	2,237,812
3.75%, 4/1/2032	4,504,000	4,175,433
4.50%, 4/15/2030 (a)	2,295,000	2,277,076
4.80%, 4/1/2026	1,354,000	1,357,263
5.00%, 4/15/2033 (a)	2,839,000	2,832,584
5.15%, 7/1/2033 (a)	1,783,000	1,795,641
6.50%, 3/15/2029	1,969,000	2,105,846
McDonald's Corp.:
Series MTN, 2.13%, 3/1/2030	1,262,000	1,125,288
Series MTN, 2.63%, 9/1/2029 (a)	1,722,000	1,598,498
Series MTN, 3.50%, 3/1/2027 (a)	1,403,000	1,380,720
Series MTN, 3.50%, 7/1/2027 (a)	1,525,000	1,497,123
Series MTN, 3.60%, 7/1/2030 (a)	1,212,000	1,156,442
Series MTN, 3.80%, 4/1/2028 (a)	1,578,000	1,552,468
4.60%, 5/15/2030	1,820,000	1,818,253
Series MTN, 4.60%, 9/9/2032 (a)	1,888,000	1,873,632
4.80%, 8/14/2028	1,890,000	1,911,886
4.95%, 8/14/2033 (a)	1,131,000	1,135,705
4.95%, 3/3/2035	1,739,000	1,730,409
Series GMTN, 5.00%, 5/17/2029 (a)	1,612,000	1,641,854
Series GMTN, 5.20%, 5/17/2034	1,844,000	1,881,249
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031	1,930,000	1,622,512
3.60%, 9/1/2027	1,235,000	1,209,794
3.90%, 6/1/2029	1,208,000	1,173,282
4.20%, 4/1/2030	1,628,000	1,587,740
4.35%, 6/1/2028	1,657,000	1,650,538
4.70%, 6/15/2032	475,000	464,759
5.00%, 8/19/2034	1,600,000	1,572,864
5.75%, 11/20/2026	1,537,000	1,565,096
Ross Stores, Inc.:
0.88%, 4/15/2026 (a)	1,067,000	1,027,820
Security Description	Principal Amount	Value
1.88%, 4/15/2031	$38,000	$32,067
Starbucks Corp.:
2.00%, 3/12/2027	1,556,000	1,485,498
2.25%, 3/12/2030	1,753,000	1,563,098
2.45%, 6/15/2026 (a)	1,832,000	1,790,084
2.55%, 11/15/2030	1,924,000	1,716,131
3.00%, 2/14/2032	1,207,000	1,073,735
3.50%, 3/1/2028	661,000	644,263
3.55%, 8/15/2029 (a)	1,711,000	1,642,526
4.00%, 11/15/2028	1,117,000	1,099,318
4.80%, 2/15/2033	243,000	241,134
4.85%, 2/8/2027	1,721,000	1,734,802
4.90%, 2/15/2031 (a)	1,822,000	1,842,060
5.00%, 2/15/2034 (a)	1,581,000	1,574,312
Target Corp.:
1.95%, 1/15/2027 (a)	1,445,000	1,391,130
2.35%, 2/15/2030 (a)	1,561,000	1,414,422
2.50%, 4/15/2026	464,000	455,597
2.65%, 9/15/2030	1,526,000	1,387,378
3.38%, 4/15/2029 (a)	1,555,000	1,499,347
4.40%, 1/15/2033 (a)	1,631,000	1,583,554
4.50%, 9/15/2032 (a)	1,697,000	1,666,709
4.50%, 9/15/2034 (a)	1,883,000	1,810,505
5.00%, 4/15/2035 (a)	2,075,000	2,069,730
6.35%, 11/1/2032	599,000	664,441
TJX Cos., Inc.:
1.60%, 5/15/2031	1,488,000	1,253,461
2.25%, 9/15/2026 (a)	1,184,000	1,151,404
3.88%, 4/15/2030	1,919,000	1,863,522
Tractor Supply Co.:
1.75%, 11/1/2030 (a)	1,774,000	1,506,907
5.25%, 5/15/2033	1,681,000	1,693,574
Walmart, Inc.:
1.05%, 9/17/2026	3,590,000	3,438,107
1.50%, 9/22/2028	953,000	873,024
1.80%, 9/22/2031	2,271,000	1,946,156
2.38%, 9/24/2029	668,000	618,508
3.05%, 7/8/2026	595,000	587,527
3.25%, 7/8/2029 (a)	1,537,000	1,482,483
3.70%, 6/26/2028	975,000	964,460
3.90%, 4/15/2028	1,638,000	1,630,383
3.95%, 9/9/2027 (a)	2,027,000	2,021,162
4.00%, 4/15/2026	1,859,000	1,856,212
4.00%, 4/15/2030 (a)	2,578,500	2,562,565
4.10%, 4/15/2033 (a)	3,269,000	3,164,163
4.15%, 9/9/2032 (a)	2,111,000	2,063,165
5.88%, 4/5/2027	537,000	558,308
7.55%, 2/15/2030 (a)	628,000	720,756
		228,127,432
SEMICONDUCTORS — 2.3%
Advanced Micro Devices, Inc.:
3.92%, 6/1/2032 (a)	1,450,000	1,377,790
4.21%, 9/24/2026 (a)	1,660,000	1,663,735
4.32%, 3/24/2028 (a)	2,620,000	2,634,148

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Analog Devices, Inc.:
1.70%, 10/1/2028	$1,857,000	$1,698,524
2.10%, 10/1/2031	1,966,000	1,685,747
3.45%, 6/15/2027	1,873,000	1,840,410
3.50%, 12/5/2026	1,014,000	1,000,990
5.05%, 4/1/2034	1,322,000	1,340,045
Applied Materials, Inc.:
1.75%, 6/1/2030 (a)	1,880,000	1,642,913
3.30%, 4/1/2027 (a)	169,000	166,048
4.80%, 6/15/2029 (a)	1,115,000	1,131,948
Broadcom Corp./Broadcom Cayman Finance Ltd.:
3.50%, 1/15/2028	1,973,000	1,919,788
3.88%, 1/15/2027	3,690,000	3,650,665
Broadcom, Inc.:
1.95%, 2/15/2028 (e)	1,799,000	1,673,430
2.45%, 2/15/2031 (e)	4,982,000	4,379,875
2.60%, 2/15/2033 (a) (e)	3,377,000	2,845,663
3.42%, 4/15/2033 (e)	3,630,000	3,233,023
3.46%, 9/15/2026 (a)	1,445,000	1,425,088
3.47%, 4/15/2034 (e)	8,329,000	7,331,769
4.00%, 4/15/2029 (a) (e)	1,277,000	1,246,722
4.11%, 9/15/2028	1,428,000	1,407,908
4.15%, 2/15/2028	1,692,000	1,676,975
4.15%, 11/15/2030 (a)	3,145,000	3,044,234
4.15%, 4/15/2032 (e)	1,836,000	1,741,262
4.30%, 11/15/2032	3,518,000	3,354,624
4.35%, 2/15/2030	3,033,000	2,984,775
4.55%, 2/15/2032	1,796,000	1,751,764
4.75%, 4/15/2029	2,924,000	2,935,228
4.80%, 4/15/2028	1,708,000	1,720,537
4.80%, 10/15/2034	4,926,000	4,808,860
5.00%, 4/15/2030 (a)	1,625,000	1,645,085
5.05%, 7/12/2027 (a)	2,414,000	2,443,885
5.05%, 7/12/2029	4,017,000	4,072,555
5.05%, 4/15/2030	1,362,000	1,379,611
5.15%, 11/15/2031	1,566,000	1,587,893
5.20%, 4/15/2032	2,996,000	3,038,333
Intel Corp.:
1.60%, 8/12/2028	1,453,000	1,311,928
2.00%, 8/12/2031 (a)	2,254,000	1,883,555
2.45%, 11/15/2029	3,690,000	3,311,554
2.60%, 5/19/2026	1,936,000	1,893,776
3.15%, 5/11/2027	1,512,000	1,465,446
3.75%, 3/25/2027	1,688,000	1,660,671
3.75%, 8/5/2027	2,031,000	1,988,816
3.90%, 3/25/2030	2,859,000	2,722,654
4.00%, 8/5/2029	1,580,000	1,524,653
4.00%, 12/15/2032	2,900,000	2,658,865
4.15%, 8/5/2032 (a)	2,413,000	2,237,864
4.88%, 2/10/2028 (a)	3,086,000	3,101,893
5.00%, 2/21/2031	2,455,000	2,455,049
5.13%, 2/10/2030	2,036,000	2,051,229
5.15%, 2/21/2034 (a)	1,544,000	1,515,451
5.20%, 2/10/2033 (a)	4,320,000	4,262,674
Security Description	Principal Amount	Value
KLA Corp.:
4.10%, 3/15/2029	$1,181,000	$1,166,178
4.65%, 7/15/2032 (a)	1,875,000	1,859,906
4.70%, 2/1/2034	1,442,000	1,415,799
Lam Research Corp.:
1.90%, 6/15/2030 (a)	1,666,000	1,463,231
4.00%, 3/15/2029	1,332,000	1,310,795
Marvell Technology Group Ltd. 4.88%, 6/22/2028	5,000	4,960
Marvell Technology, Inc.:
1.65%, 4/15/2026	1,472,000	1,428,355
2.45%, 4/15/2028	1,896,000	1,776,097
2.95%, 4/15/2031	1,622,000	1,448,105
4.88%, 6/22/2028 (a)	1,418,000	1,423,686
5.75%, 2/15/2029 (a)	1,885,000	1,943,190
5.95%, 9/15/2033	1,492,000	1,556,290
Microchip Technology, Inc.:
4.90%, 3/15/2028	1,767,000	1,772,725
5.05%, 3/15/2029 (a)	1,070,000	1,077,426
5.05%, 2/15/2030	2,307,000	2,302,986
Micron Technology, Inc.:
2.70%, 4/15/2032 (a)	1,836,000	1,570,423
4.19%, 2/15/2027	1,984,000	1,968,108
4.66%, 2/15/2030 (a)	2,409,000	2,379,827
5.30%, 1/15/2031	1,875,000	1,895,344
5.33%, 2/6/2029	1,913,000	1,941,714
5.38%, 4/15/2028	333,000	338,718
5.80%, 1/15/2035	2,941,000	3,010,349
5.88%, 2/9/2033	2,134,000	2,209,095
5.88%, 9/15/2033 (a)	1,881,000	1,955,619
6.75%, 11/1/2029	243,000	260,681
NVIDIA Corp.:
1.55%, 6/15/2028 (a)	1,288,000	1,189,352
2.00%, 6/15/2031 (a)	2,386,000	2,079,542
2.85%, 4/1/2030	4,281,000	3,993,830
3.20%, 9/16/2026	1,710,000	1,688,557
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.50%, 5/11/2031	2,398,000	2,077,148
2.65%, 2/15/2032 (a)	1,962,000	1,679,590
3.15%, 5/1/2027 (a)	1,879,000	1,825,073
3.40%, 5/1/2030	1,644,000	1,532,652
3.88%, 6/18/2026 (a)	1,734,000	1,717,856
4.30%, 6/18/2029 (a)	1,340,000	1,313,535
4.40%, 6/1/2027	1,166,000	1,162,280
5.00%, 1/15/2033	2,149,000	2,116,980
Qorvo, Inc. 4.38%, 10/15/2029	1,681,000	1,604,077
QUALCOMM, Inc.:
1.30%, 5/20/2028 (a)	1,447,000	1,322,790
1.65%, 5/20/2032 (a)	2,253,000	1,836,893
2.15%, 5/20/2030	2,290,000	2,051,680
3.25%, 5/20/2027	4,007,000	3,930,066
4.25%, 5/20/2032 (a)	831,000	810,200
5.40%, 5/20/2033 (a)	1,814,000	1,892,383

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Skyworks Solutions, Inc.:
1.80%, 6/1/2026	$1,968,000	$1,895,932
3.00%, 6/1/2031	2,439,500	2,104,118
Texas Instruments, Inc.:
1.13%, 9/15/2026 (a)	1,340,000	1,283,707
1.75%, 5/4/2030	1,751,000	1,535,277
1.90%, 9/15/2031 (a)	1,518,000	1,302,110
2.90%, 11/3/2027	884,000	856,516
3.65%, 8/16/2032	1,800,000	1,682,226
4.60%, 2/8/2027	919,000	926,913
4.60%, 2/15/2028	1,282,000	1,295,410
4.60%, 2/8/2029 (a)	1,052,000	1,062,373
4.85%, 2/8/2034 (a)	1,678,000	1,680,483
4.90%, 3/14/2033 (a)	1,501,000	1,517,856
TSMC Arizona Corp.:
1.75%, 10/25/2026	2,085,000	2,002,017
2.50%, 10/25/2031	2,804,000	2,477,194
3.88%, 4/22/2027	2,265,000	2,243,143
4.13%, 4/22/2029	1,476,000	1,457,137
4.25%, 4/22/2032	753,000	739,785
Xilinx, Inc. 2.38%, 6/1/2030	1,903,000	1,714,508
		222,608,724
SHIPBUILDING — 0.1%
Huntington Ingalls Industries, Inc.:
2.04%, 8/16/2028	1,660,000	1,514,153
3.48%, 12/1/2027	692,000	670,949
4.20%, 5/1/2030	1,850,000	1,778,683
5.35%, 1/15/2030	1,264,000	1,281,190
		5,244,975
SOFTWARE — 2.2%
Adobe, Inc.:
2.15%, 2/1/2027 (a)	1,917,000	1,848,755
2.30%, 2/1/2030	2,159,000	1,959,940
4.75%, 1/17/2028	1,219,000	1,236,846
4.80%, 4/4/2029 (a)	1,968,000	1,999,823
4.95%, 1/17/2030 (a)	1,111,000	1,137,708
4.95%, 4/4/2034 (a)	1,368,000	1,377,590
5.30%, 1/17/2035 (a)	1,339,000	1,377,925
AppLovin Corp.:
5.13%, 12/1/2029	1,964,000	1,971,051
5.38%, 12/1/2031	400,000	402,224
5.50%, 12/1/2034	1,715,000	1,713,971
Atlassian Corp.:
5.25%, 5/15/2029	1,965,000	2,000,095
5.50%, 5/15/2034	1,942,000	1,972,936
Autodesk, Inc.:
2.40%, 12/15/2031	2,190,000	1,877,377
2.85%, 1/15/2030	1,749,000	1,608,975
3.50%, 6/15/2027	1,000	980
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	1,965,000	1,722,224
Security Description	Principal Amount	Value
2.90%, 12/1/2029 (a)	$1,578,000	$1,456,099
3.40%, 6/27/2026	1,955,000	1,927,845
Cadence Design Systems, Inc.:
4.20%, 9/10/2027	2,353,000	2,345,870
4.30%, 9/10/2029	346,000	342,658
4.70%, 9/10/2034 (a)	1,975,000	1,927,106
Concentrix Corp.:
6.60%, 8/2/2028 (a)	1,918,000	2,002,219
6.65%, 8/2/2026 (a)	1,884,000	1,921,925
6.85%, 8/2/2033 (a)	1,599,000	1,654,501
Electronic Arts, Inc. 1.85%, 2/15/2031 (a)	1,971,000	1,675,133
Fidelity National Information Services, Inc.:
1.65%, 3/1/2028	210,000	193,320
2.25%, 3/1/2031 (a)	1,761,000	1,526,998
3.75%, 5/21/2029	1,822,000	1,756,517
5.10%, 7/15/2032	1,673,000	1,679,224
Fiserv, Inc.:
2.25%, 6/1/2027	1,386,000	1,321,967
2.65%, 6/1/2030	1,820,000	1,636,963
3.20%, 7/1/2026	3,856,000	3,794,998
3.50%, 7/1/2029	5,759,000	5,476,291
4.20%, 10/1/2028	1,962,000	1,934,159
4.75%, 3/15/2030	1,506,000	1,502,717
5.15%, 3/15/2027	1,683,000	1,700,571
5.15%, 8/12/2034	1,979,000	1,963,227
5.35%, 3/15/2031	3,154,000	3,234,711
5.38%, 8/21/2028	1,858,000	1,900,790
5.45%, 3/2/2028	1,117,000	1,142,736
5.45%, 3/15/2034	366,000	370,871
5.60%, 3/2/2033	1,610,000	1,652,440
5.63%, 8/21/2033	2,120,000	2,182,052
Intuit, Inc.:
1.35%, 7/15/2027	1,024,000	961,331
1.65%, 7/15/2030	1,182,000	1,023,411
5.20%, 9/15/2033	3,355,000	3,423,408
5.25%, 9/15/2026 (a)	1,612,000	1,631,763
Microsoft Corp.:
1.35%, 9/15/2030 (a)	1,676,000	1,448,751
2.40%, 8/8/2026	7,371,000	7,209,501
3.30%, 2/6/2027	7,409,000	7,314,609
3.40%, 9/15/2026 (a)	1,642,000	1,626,105
3.40%, 6/15/2027	1,582,000	1,560,596
Oracle Corp.:
2.30%, 3/25/2028	3,720,000	3,495,535
2.65%, 7/15/2026	4,805,000	4,691,650
2.80%, 4/1/2027	2,895,000	2,801,781
2.88%, 3/25/2031	6,176,000	5,530,732
2.95%, 4/1/2030	5,463,000	5,017,547
3.25%, 11/15/2027	4,900,000	4,749,668
3.25%, 5/15/2030 (a)	1,290,000	1,200,784
4.20%, 9/27/2029	2,030,000	1,990,131
4.30%, 7/8/2034	3,053,000	2,837,031
4.50%, 5/6/2028	1,708,000	1,707,744

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.65%, 5/6/2030 (a)	$2,118,000	$2,113,256
4.70%, 9/27/2034	3,368,000	3,214,554
4.80%, 8/3/2028	2,527,000	2,548,100
4.90%, 2/6/2033	2,856,000	2,807,876
5.25%, 2/3/2032	6,098,000	6,176,298
6.15%, 11/9/2029 (a)	2,190,000	2,318,772
6.25%, 11/9/2032	3,534,000	3,764,134
Roper Technologies, Inc.:
1.40%, 9/15/2027 (a)	1,555,000	1,442,371
1.75%, 2/15/2031	1,936,000	1,627,053
2.00%, 6/30/2030	1,371,000	1,197,226
2.95%, 9/15/2029	1,757,000	1,634,449
3.80%, 12/15/2026	1,487,000	1,469,810
4.20%, 9/15/2028	1,576,000	1,556,852
4.50%, 10/15/2029	1,089,000	1,081,083
4.75%, 2/15/2032	1,906,000	1,884,615
4.90%, 10/15/2034	1,681,000	1,642,085
Salesforce, Inc.:
1.50%, 7/15/2028 (a)	1,597,000	1,462,533
1.95%, 7/15/2031	3,394,000	2,920,164
3.70%, 4/11/2028	2,028,000	1,997,702
ServiceNow, Inc. 1.40%, 9/1/2030	2,738,000	2,310,489
Synopsys, Inc.:
4.55%, 4/1/2027 (a)	1,419,000	1,424,406
4.65%, 4/1/2028 (a)	1,796,000	1,807,063
4.85%, 4/1/2030	3,413,000	3,435,628
5.00%, 4/1/2032	1,739,000	1,743,800
5.15%, 4/1/2035 (a)	1,639,000	1,647,326
Take-Two Interactive Software, Inc.:
3.70%, 4/14/2027	827,000	813,280
4.00%, 4/14/2032	1,687,000	1,576,451
4.95%, 3/28/2028 (a)	1,087,000	1,097,337
5.40%, 6/12/2029	910,000	932,067
5.60%, 6/12/2034	625,000	637,919
VMware LLC:
1.40%, 8/15/2026	1,575,000	1,508,299
1.80%, 8/15/2028	1,929,000	1,758,380
2.20%, 8/15/2031	2,875,000	2,442,859
3.90%, 8/21/2027	2,001,000	1,966,323
4.65%, 5/15/2027	1,965,000	1,969,284
4.70%, 5/15/2030	1,676,000	1,660,916
Workday, Inc.:
3.50%, 4/1/2027	1,508,000	1,478,443
3.70%, 4/1/2029	1,391,000	1,339,909
3.80%, 4/1/2032	2,055,000	1,901,533
		210,965,051
TELECOMMUNICATIONS — 3.1%
America Movil SAB de CV:
2.88%, 5/7/2030	2,396,000	2,184,888
3.63%, 4/22/2029	1,966,000	1,886,416
4.70%, 7/21/2032	1,588,000	1,554,843
AT&T, Inc.:
1.65%, 2/1/2028	4,235,000	3,916,952
Security Description	Principal Amount	Value
2.25%, 2/1/2032	$4,059,000	$3,422,427
2.30%, 6/1/2027	4,830,000	4,615,790
2.55%, 12/1/2033	4,722,000	3,872,796
2.75%, 6/1/2031	4,868,000	4,326,922
2.95%, 7/15/2026 (a)	1,587,000	1,556,466
3.80%, 2/15/2027	1,970,000	1,944,981
4.10%, 2/15/2028	3,139,000	3,104,816
4.25%, 3/1/2027	2,518,000	2,506,593
4.30%, 2/15/2030	6,010,000	5,909,513
4.35%, 3/1/2029	8,528,000	8,444,681
5.40%, 2/15/2034	4,801,000	4,875,608
Bell Telephone Co. of Canada or Bell Canada:
Series US-5, 2.15%, 2/15/2032 (a)	1,628,000	1,356,254
5.10%, 5/11/2033 (a)	1,917,000	1,891,293
5.20%, 2/15/2034 (a)	1,803,000	1,799,015
British Telecommunications PLC:
5.13%, 12/4/2028	1,884,000	1,910,715
9.63%, 12/15/2030	4,601,000	5,615,751
Cisco Systems, Inc.:
2.50%, 9/20/2026	2,051,000	2,003,909
4.55%, 2/24/2028	821,000	828,052
4.75%, 2/24/2030	1,677,000	1,703,564
4.80%, 2/26/2027	3,846,000	3,892,229
4.85%, 2/26/2029 (a)	4,780,000	4,863,076
4.95%, 2/26/2031	5,229,000	5,330,129
4.95%, 2/24/2032	1,277,000	1,293,716
5.05%, 2/26/2034 (a)	6,775,000	6,861,314
5.10%, 2/24/2035	2,492,000	2,524,271
Deutsche Telekom International Finance BV:
8.75%, 6/15/2030	6,702,000	7,858,765
9.25%, 6/1/2032	1,676,000	2,084,894
Juniper Networks, Inc. 2.00%, 12/10/2030	1,897,000	1,615,296
Koninklijke KPN NV 8.38%, 10/1/2030	1,585,000	1,834,828
Motorola Solutions, Inc.:
2.30%, 11/15/2030	2,188,000	1,911,196
2.75%, 5/24/2031 (a)	1,846,000	1,634,098
4.60%, 2/23/2028 (a)	501,000	502,353
4.60%, 5/23/2029	2,000	1,990
5.00%, 4/15/2029	1,572,000	1,586,950
5.40%, 4/15/2034 (a)	1,910,000	1,930,704
5.60%, 6/1/2032 (a)	1,805,000	1,863,644
Nokia OYJ 4.38%, 6/12/2027	1,894,000	1,870,401
Orange SA 9.00%, 3/1/2031	4,148,000	5,012,277
Rogers Communications, Inc.:
2.90%, 11/15/2026	1,629,000	1,585,473
3.20%, 3/15/2027	2,453,000	2,387,333
3.80%, 3/15/2032	3,635,000	3,296,000
5.00%, 2/15/2029	679,000	679,815

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.30%, 2/15/2034 (a)	$4,266,000	$4,187,762
Sprint Capital Corp.:
6.88%, 11/15/2028	4,506,000	4,810,696
8.75%, 3/15/2032	3,286,000	3,952,039
Telefonica Emisiones SA 4.10%, 3/8/2027	2,853,000	2,829,006
Telefonica Europe BV 8.25%, 9/15/2030	1,771,000	2,034,543
TELUS Corp.:
2.80%, 2/16/2027	1,586,000	1,533,947
3.70%, 9/15/2027	307,000	300,811
T-Mobile USA, Inc.:
2.05%, 2/15/2028	2,293,000	2,141,777
2.25%, 11/15/2031	1,757,000	1,492,659
2.40%, 3/15/2029	1,994,000	1,830,731
2.55%, 2/15/2031	5,115,000	4,509,179
2.63%, 4/15/2026	1,868,000	1,831,163
2.63%, 2/15/2029	1,653,000	1,532,331
2.70%, 3/15/2032 (a)	1,758,000	1,520,441
2.88%, 2/15/2031	1,946,000	1,742,682
3.38%, 4/15/2029	3,295,000	3,130,711
3.50%, 4/15/2031	4,291,000	3,975,268
3.75%, 4/15/2027	7,862,000	7,747,922
3.88%, 4/15/2030	14,376,000	13,777,096
4.20%, 10/1/2029 (a)	1,966,000	1,929,708
4.75%, 2/1/2028 (a)	7,395,000	7,398,476
4.80%, 7/15/2028	1,586,000	1,597,197
4.85%, 1/15/2029	1,936,000	1,946,803
4.95%, 3/15/2028	1,984,000	2,006,499
5.05%, 7/15/2033	3,512,000	3,486,292
5.13%, 5/15/2032 (a)	3,490,000	3,512,231
5.15%, 4/15/2034 (a)	2,025,000	2,027,855
5.20%, 1/15/2033	2,058,000	2,073,250
5.30%, 5/15/2035 (a)	715,000	718,825
5.75%, 1/15/2034	1,906,000	1,983,536
Verizon Communications, Inc.:
1.50%, 9/18/2030 (a)	1,963,000	1,665,488
1.68%, 10/30/2030	1,953,000	1,661,495
1.75%, 1/20/2031	3,686,000	3,114,375
2.10%, 3/22/2028	4,196,000	3,921,666
2.36%, 3/15/2032	12,667,000	10,714,129
2.55%, 3/21/2031	6,352,500	5,597,442
2.63%, 8/15/2026	22,000	21,607
3.00%, 3/22/2027	1,883,000	1,832,554
3.15%, 3/22/2030	4,885,000	4,552,185
3.88%, 2/8/2029	1,620,000	1,581,379
4.02%, 12/3/2029	7,676,000	7,468,441
4.13%, 3/16/2027	5,532,000	5,504,893
4.33%, 9/21/2028	6,987,000	6,952,065
4.40%, 11/1/2034	1,670,000	1,576,831
4.50%, 8/10/2033 (a)	3,657,000	3,509,221
4.78%, 2/15/2035 (e)	1,995,000	1,936,427
5.05%, 5/9/2033 (a)	1,723,000	1,729,013
5.25%, 4/2/2035 (f)	4,745,000	4,756,720
6.40%, 9/15/2033	1,560,000	1,696,796
Security Description	Principal Amount	Value
7.75%, 12/1/2030	$1,548,000	$1,771,206
Vodafone Group PLC:
6.25%, 11/30/2032 (a)	3,288,000	3,566,231
7.88%, 2/15/2030 (a)	656,000	749,867
		303,094,464
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
3.50%, 9/15/2027	1,357,000	1,318,407
3.55%, 11/19/2026	1,681,000	1,649,767
3.90%, 11/19/2029 (a)	1,928,000	1,832,930
6.05%, 5/14/2034 (a)	1,633,000	1,676,765
		6,477,869
TRANSPORTATION — 1.0%
Burlington Northern Santa Fe LLC 3.25%, 6/15/2027	1,593,000	1,562,335
Canadian National Railway Co.:
3.85%, 8/5/2032	1,486,000	1,387,077
4.38%, 9/18/2034 (a)	1,618,000	1,537,181
5.85%, 11/1/2033	684,000	722,215
6.25%, 8/1/2034	507,000	551,798
6.90%, 7/15/2028	1,566,000	1,680,208
Canadian Pacific Railway Co.:
1.75%, 12/2/2026	1,862,000	1,781,785
2.05%, 3/5/2030 (a)	510,000	450,957
2.45%, 12/2/2031 (a)	2,457,000	2,119,433
2.88%, 11/15/2029	1,655,000	1,533,142
4.00%, 6/1/2028	1,983,000	1,949,646
5.20%, 3/30/2035	2,540,000	2,541,092
7.13%, 10/15/2031	1,734,000	1,939,150
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	1,734,000	1,705,909
CSX Corp.:
2.40%, 2/15/2030 (a)	1,833,000	1,660,386
2.60%, 11/1/2026 (a)	1,918,000	1,867,883
3.25%, 6/1/2027	1,846,000	1,803,745
3.80%, 3/1/2028	1,103,000	1,086,124
4.10%, 11/15/2032 (a)	1,548,000	1,478,371
4.25%, 3/15/2029	1,396,000	1,383,994
5.20%, 11/15/2033 (a)	1,962,000	2,000,632
Federal Express Corp. Pass-Through Trusts Series 2020-1, Class AA, 1.88%, 8/20/2035	1,262,079	1,059,187
FedEx Corp.:
2.40%, 5/15/2031 (a) (e)	1,277,000	1,096,496
3.10%, 8/5/2029 (a) (e)	3,903,000	3,646,261
3.25%, 4/1/2026	1,765,000	1,743,802
3.40%, 2/15/2028 (e)	4,000	3,847
4.25%, 5/15/2030 (a) (e)	1,948,000	1,891,781
JB Hunt Transport Services, Inc. 4.90%, 3/15/2030	995,000	1,001,358

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Kirby Corp. 4.20%, 3/1/2028	$1,498,000	$1,472,519
Norfolk Southern Corp.:
2.30%, 5/15/2031 (a)	414,000	361,505
2.55%, 11/1/2029	1,801,000	1,648,131
2.90%, 6/15/2026	1,481,000	1,455,379
3.00%, 3/15/2032 (a)	1,576,000	1,401,253
3.15%, 6/1/2027	484,000	471,745
3.80%, 8/1/2028 (a)	651,000	638,240
4.45%, 3/1/2033	1,786,000	1,724,562
5.05%, 8/1/2030	1,552,000	1,585,027
5.55%, 3/15/2034 (a)	1,551,000	1,608,294
Ryder System, Inc.:
Series MTN, 1.75%, 9/1/2026	337,000	323,695
Series MTN, 2.85%, 3/1/2027	1,725,000	1,668,834
Series MTN, 2.90%, 12/1/2026	534,000	519,438
Series MTN, 4.30%, 6/15/2027 (a)	1,139,000	1,131,733
Series MTN, 4.90%, 12/1/2029	1,158,000	1,163,304
Series GMTN, 4.95%, 9/1/2029	1,116,000	1,123,198
5.00%, 3/15/2030	600,000	603,372
Series MTN, 5.25%, 6/1/2028	1,406,000	1,431,364
Series MTN, 5.38%, 3/15/2029	1,423,000	1,454,021
Series MTN, 5.50%, 6/1/2029	1,145,000	1,175,583
Series MTN, 5.65%, 3/1/2028	1,726,000	1,773,275
6.30%, 12/1/2028	1,526,000	1,609,625
6.60%, 12/1/2033 (a)	433,000	471,550
Union Pacific Corp.:
2.15%, 2/5/2027 (a)	1,641,000	1,579,922
2.38%, 5/20/2031	508,000	449,189
2.40%, 2/5/2030	1,611,000	1,466,107
2.80%, 2/14/2032	2,098,000	1,863,884
3.00%, 4/15/2027	1,390,000	1,355,222
3.70%, 3/1/2029	484,000	471,900
3.95%, 9/10/2028	1,892,700	1,869,022
4.50%, 1/20/2033 (a)	1,595,000	1,565,684
5.10%, 2/20/2035	1,199,000	1,208,892
6.63%, 2/1/2029	1,675,000	1,809,787
United Parcel Service, Inc.:
2.40%, 11/15/2026	1,519,000	1,474,934
2.50%, 9/1/2029	2,634,000	2,432,525
3.05%, 11/15/2027 (a)	1,638,000	1,590,613
3.40%, 3/15/2029	189,000	182,353
4.45%, 4/1/2030 (a)	1,883,000	1,884,073
4.88%, 3/3/2033 (a)	1,940,000	1,944,249
5.15%, 5/22/2034 (a)	1,400,000	1,419,922
		94,569,720
Security Description	Principal Amount	Value
TRUCKING & LEASING — 0.1%
GATX Corp.:
1.90%, 6/1/2031	$375,000	$312,709
3.25%, 9/15/2026	1,930,000	1,892,326
3.50%, 3/15/2028	1,666,000	1,614,421
3.50%, 6/1/2032	1,610,000	1,446,118
3.85%, 3/30/2027 (a)	967,000	951,934
4.00%, 6/30/2030	585,000	562,285
4.55%, 11/7/2028	100,000	99,908
4.90%, 3/15/2033	1,596,000	1,565,692
6.05%, 3/15/2034	1,151,000	1,208,377
6.90%, 5/1/2034	1,795,000	1,989,811
		11,643,581
VENTURE CAPITAL — 0.0% (d)
Hercules Capital, Inc.:
2.63%, 9/16/2026 (a)	593,000	569,920
3.38%, 1/20/2027 (a)	1,208,000	1,163,993
		1,733,913
WATER — 0.2%
American Water Capital Corp.:
2.30%, 6/1/2031	1,723,000	1,490,688
2.80%, 5/1/2030 (a)	1,812,000	1,656,603
3.75%, 9/1/2028	1,754,000	1,712,904
4.45%, 6/1/2032 (a)	1,377,000	1,334,946
5.15%, 3/1/2034	1,224,000	1,228,590
5.25%, 3/1/2035	1,386,000	1,393,207
Essential Utilities, Inc.:
2.40%, 5/1/2031	1,414,000	1,233,687
3.57%, 5/1/2029	477,000	455,311
4.80%, 8/15/2027	365,000	366,405
5.38%, 1/15/2034	1,776,000	1,784,436
United Utilities PLC 6.88%, 8/15/2028	1,730,000	1,830,582
		14,487,359
TOTAL CORPORATE BONDS & NOTES (Cost $9,706,288,491)		9,577,341,025
Shares
SHORT-TERM INVESTMENTS — 7.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (g) (h)	22,524,116	22,524,116

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (i) (j)	657,539,632	$657,539,632
TOTAL SHORT-TERM INVESTMENTS (Cost $680,063,748)		680,063,748
TOTAL INVESTMENTS — 105.6% (Cost $10,386,352,239)		10,257,404,773
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.6)%		(544,234,961)
NET ASSETS — 100.0%		$9,713,169,812
(a)	All or a portion of the shares of the security are on loan at March 31, 2025.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2025. Maturity date shown is the final maturity.
(d)	Amount is less than 0.05% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.1% of net assets as of March 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	When-issued security.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2025.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$9,577,341,025	$—	$9,577,341,025
Short-Term Investments	680,063,748	—	—	680,063,748
TOTAL INVESTMENTS	$680,063,748	$9,577,341,025	$—	$10,257,404,773

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	42,330,053	$42,342,752	$364,697,689	$407,040,440	$305	$(306)	—	$—	$263,309
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	887,620,617	865,096,501	—	—	22,524,116	22,524,116	717,879
State Street Navigator Securities Lending Portfolio II	420,255,818	420,255,818	2,799,461,608	2,562,177,794	—	—	657,539,632	657,539,632	1,212,945
Total		$462,598,570	$4,051,779,914	$3,834,314,735	$305	$(306)		$680,063,748	$2,194,133
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 98.9%
U.S. Treasury Bonds:
5.25%, 11/15/2028	$4,149,800	$4,327,463
5.25%, 2/15/2029 (a)	3,817,500	4,003,901
5.38%, 2/15/2031	10,789,300	11,525,164
5.50%, 8/15/2028	1,027,700	1,079,727
6.13%, 8/15/2029	1,014,700	1,101,663
6.25%, 5/15/2030	7,848,900	8,657,705
U.S. Treasury Notes:
0.63%, 5/15/2030	105,107,500	88,922,588
0.63%, 8/15/2030	120,220,000	100,806,349
0.88%, 11/15/2030	105,010,900	88,602,947
1.00%, 7/31/2028	94,848,000	86,319,090
1.13%, 8/31/2028	78,930,400	71,974,659
1.13%, 2/15/2031	101,027,300	85,975,811
1.25%, 4/30/2028	14,982,400	13,843,504
1.25%, 5/31/2028	66,134,600	60,967,834
1.25%, 6/30/2028	122,520,700	112,709,473
1.25%, 9/30/2028	88,365,100	80,736,707
1.25%, 8/15/2031	143,939,600	121,404,056
1.38%, 10/31/2028	81,415,700	74,571,693
1.38%, 12/31/2028	27,880,300	25,434,239
1.38%, 11/15/2031 (a)	139,766,100	118,015,001
1.50%, 11/30/2028	102,263,500	93,906,655
1.50%, 2/15/2030	52,877,500	47,168,382
1.63%, 8/15/2029	6,675,300	6,067,743
1.63%, 5/15/2031	86,983,900	75,682,789
1.75%, 1/31/2029	124,309,800	114,802,043
1.75%, 11/15/2029	39,353,300	35,777,684
1.88%, 2/28/2029	112,418,700	104,145,386
1.88%, 2/15/2032	129,653,500	112,575,703
2.38%, 3/31/2029	52,844,400	49,834,747
2.38%, 5/15/2029	57,326,900	53,963,424
2.63%, 2/15/2029	44,913,600	42,836,346
2.63%, 7/31/2029	103,233,800	97,878,547
2.75%, 5/31/2029	85,583,900	81,732,625
2.75%, 8/15/2032 (a)	180,194,800	164,765,620
2.88%, 5/15/2028	27,277,600	26,455,010
2.88%, 8/15/2028 (a)	86,426,600	83,631,240
2.88%, 4/30/2029	116,403,400	111,810,923
2.88%, 5/15/2032	137,104,300	126,842,900
3.13%, 11/15/2028	23,403,900	22,780,406
3.13%, 8/31/2029	113,548,300	109,840,238
3.25%, 6/30/2029	46,262,700	45,033,847
3.38%, 5/15/2033 (a)	158,062,800	149,715,108
3.50%, 4/30/2028	35,575,300	35,163,961
3.50%, 9/30/2029	38,131,500	37,440,367
3.50%, 1/31/2030	63,829,500	62,562,883
3.50%, 4/30/2030	74,166,300	72,567,089
3.50%, 2/15/2033	125,182,900	119,901,746
3.63%, 5/31/2028	55,397,000	54,942,572
3.63%, 8/31/2029	91,738,600	90,591,867
3.63%, 3/31/2030	72,973,400	71,850,294
3.63%, 9/30/2031	50,584,100	49,323,450
Security Description	Principal Amount	Value
3.75%, 12/31/2028	$100,120,600	$99,533,956
3.75%, 5/31/2030	74,070,900	73,283,897
3.75%, 6/30/2030	59,619,900	58,958,492
3.75%, 12/31/2030 (a)	21,445,700	21,152,497
3.75%, 8/31/2031	29,119,300	28,609,712
3.88%, 9/30/2029	49,927,700	49,787,278
3.88%, 11/30/2029 (a)	57,153,200	56,974,596
3.88%, 12/31/2029	76,127,300	75,871,560
3.88%, 8/15/2033 (a)	161,814,300	158,603,297
3.88%, 8/15/2034	117,648,000	114,670,035
4.00%, 6/30/2028 (a)	75,003,000	75,254,964
4.00%, 1/31/2029	65,274,400	65,457,984
4.00%, 7/31/2029	92,460,500	92,698,875
4.00%, 10/31/2029	45,129,000	45,227,720
4.00%, 2/28/2030 (a)	137,852,800	138,175,892
4.00%, 3/31/2030	40,266,400	40,345,046
4.00%, 7/31/2030	51,000,100	51,043,928
4.00%, 1/31/2031	32,284,300	32,243,945
4.00%, 2/15/2034 (a)	155,895,000	153,800,161
4.13%, 7/31/2028	75,721,000	76,247,498
4.13%, 3/31/2029	28,759,900	28,973,353
4.13%, 10/31/2029	39,471,200	39,761,067
4.13%, 11/30/2029	86,672,200	87,349,327
4.13%, 8/31/2030	98,702,400	99,319,290
4.13%, 3/31/2031	31,322,600	31,479,213
4.13%, 7/31/2031 (a)	36,196,500	36,343,548
4.13%, 10/31/2031	59,719,400	59,906,023
4.13%, 11/30/2031	56,524,900	56,701,540
4.13%, 2/29/2032	62,409,700	62,575,476
4.13%, 3/31/2032	50,300,600	50,434,211
4.13%, 11/15/2032	158,902,800	159,151,086
4.25%, 2/28/2029	88,703,100	89,742,589
4.25%, 6/30/2029	60,507,500	61,244,935
4.25%, 1/31/2030	56,516,200	57,244,729
4.25%, 2/28/2031 (a)	64,974,000	65,725,262
4.25%, 6/30/2031	58,893,200	59,541,946
4.25%, 11/15/2034	135,103,000	135,525,197
4.38%, 8/31/2028	84,209,500	85,446,327
4.38%, 11/30/2028	75,346,500	76,523,789
4.38%, 12/31/2029	93,225,400	94,915,110
4.38%, 11/30/2030	81,498,400	82,975,558
4.38%, 1/31/2032	57,631,500	58,649,056
4.38%, 5/15/2034	167,384,600	169,659,984
4.50%, 5/31/2029	91,614,600	93,597,198
4.50%, 12/31/2031	60,376,200	61,895,039
4.50%, 11/15/2033 (a)	174,783,900	178,989,638
4.63%, 9/30/2028	74,908,500	76,652,464
4.63%, 4/30/2029	92,515,700	94,929,782
4.63%, 9/30/2030	47,459,600	48,924,174
4.63%, 4/30/2031	33,146,800	34,185,227
4.63%, 5/31/2031	57,480,400	59,276,663
4.63%, 2/15/2035	91,966,900	94,998,934
4.88%, 10/31/2028	77,423,100	79,890,961

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.88%, 10/31/2030	$69,826,800	$72,832,626
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,710,271,234)		7,665,873,824
	Shares
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (b) (c)	10,450,111	10,450,111
State Street Navigator Securities Lending Portfolio II (d) (e)	1,191,715	1,191,715
TOTAL SHORT-TERM INVESTMENTS (Cost $11,641,826)		11,641,826
TOTAL INVESTMENTS — 99.0% (Cost $7,721,913,060)		7,677,515,650
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		75,808,857
NET ASSETS — 100.0%		$7,753,324,507

(a)	All or a portion of the shares of the security are on loan at March 31, 2025.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2025.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$7,665,873,824	$—	$7,665,873,824
Short-Term Investments	11,641,826	—	—	11,641,826
TOTAL INVESTMENTS	$11,641,826	$7,665,873,824	$—	$7,677,515,650

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	54,730,605	$54,730,605	$290,963,679	$335,244,173	$—	$—	10,450,111	$10,450,111	$356,491
State Street Navigator Securities Lending Portfolio II	94,519,923	94,519,923	7,088,159,164	7,181,487,372	—	—	1,191,715	1,191,715	91,411
Total		$149,250,528	$7,379,122,843	$7,516,731,545	$—	$—		$11,641,826	$447,902
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.2%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
3.38%, 3/1/2041	$193,000	$144,273
5.40%, 10/1/2048	200,000	186,164
		330,437
AEROSPACE & DEFENSE — 2.7%
Boeing Co.:
3.25%, 2/1/2035	197,000	161,885
3.38%, 6/15/2046	234,000	156,946
3.50%, 3/1/2039	250,000	191,430
3.55%, 3/1/2038	197,000	154,184
3.60%, 5/1/2034 (b)	114,000	97,978
3.63%, 3/1/2048	393,000	268,018
3.65%, 3/1/2047	177,000	122,486
3.75%, 2/1/2050	554,000	388,742
3.83%, 3/1/2059	10,000	6,605
3.85%, 11/1/2048	178,000	126,165
3.90%, 5/1/2049	454,000	325,877
3.95%, 8/1/2059	388,000	264,205
5.71%, 5/1/2040	1,471,000	1,429,827
5.81%, 5/1/2050	2,768,000	2,633,420
5.88%, 2/15/2040	268,000	264,473
5.93%, 5/1/2060	1,974,000	1,855,560
6.63%, 2/15/2038	177,000	188,358
6.86%, 5/1/2054	1,302,000	1,415,079
6.88%, 3/15/2039	241,000	261,810
7.01%, 5/1/2064	1,021,000	1,108,969
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	40,000	37,896
General Dynamics Corp.:
2.85%, 6/1/2041	241,000	173,587
3.60%, 11/15/2042 (b)	212,000	170,518
4.25%, 4/1/2040	413,000	364,555
4.25%, 4/1/2050	451,000	374,474
General Electric Co.:
4.35%, 5/1/2050	475,000	400,506
4.50%, 3/11/2044	346,000	303,864
Series MTN, 5.88%, 1/14/2038	292,000	308,463
Series GMTN, 6.88%, 1/10/2039	184,000	212,897
Howmet Aerospace, Inc. 5.95%, 2/1/2037	162,000	169,671
L3Harris Technologies, Inc.:
5.05%, 4/27/2045	158,000	145,940
5.50%, 8/15/2054	374,000	360,947
5.60%, 7/31/2053 (b)	416,000	407,218
6.15%, 12/15/2040	302,000	317,610
Lockheed Martin Corp.:
3.80%, 3/1/2045	788,000	625,152
4.07%, 12/15/2042	831,604	696,460
4.09%, 9/15/2052	1,058,000	840,634
Security Description	Principal Amount	Value
4.15%, 6/15/2053	$405,000	$323,858
4.30%, 6/15/2062	360,000	284,836
4.70%, 5/15/2046	873,000	781,990
5.20%, 2/15/2055	751,000	710,356
5.20%, 2/15/2064	420,000	389,458
5.70%, 11/15/2054	707,000	717,492
5.72%, 6/1/2040	189,000	196,917
5.90%, 11/15/2063	361,000	373,491
Series B, 6.15%, 9/1/2036	174,000	189,917
Northrop Grumman Corp.:
3.85%, 4/15/2045	293,000	231,716
4.03%, 10/15/2047	940,000	749,735
4.75%, 6/1/2043	210,000	189,661
4.95%, 3/15/2053	713,000	642,677
5.05%, 11/15/2040	177,000	168,306
5.15%, 5/1/2040	219,000	212,699
5.20%, 6/1/2054	736,000	689,897
5.25%, 5/1/2050	580,000	547,677
RTX Corp.:
2.82%, 9/1/2051	197,000	120,363
3.03%, 3/15/2052	396,000	251,254
3.13%, 7/1/2050	250,000	164,795
3.75%, 11/1/2046	845,000	643,180
4.05%, 5/4/2047	309,000	245,281
4.15%, 5/15/2045	475,000	388,559
4.35%, 4/15/2047	470,000	390,467
4.45%, 11/16/2038	232,382	211,667
4.50%, 6/1/2042	1,372,000	1,207,566
4.63%, 11/16/2048	840,000	722,098
4.70%, 12/15/2041	867,000	780,933
4.80%, 12/15/2043	697,000	629,858
4.88%, 10/15/2040	219,000	204,386
5.38%, 2/27/2053	899,000	858,158
5.40%, 5/1/2035	70,000	71,272
5.70%, 4/15/2040	96,000	99,456
6.05%, 6/1/2036	167,000	177,012
6.13%, 7/15/2038	164,000	175,180
6.40%, 3/15/2054	1,082,000	1,183,427
		33,258,004
AGRICULTURE — 1.5%
Altria Group, Inc.:
3.40%, 2/4/2041	739,000	541,547
3.70%, 2/4/2051	603,000	414,810
3.88%, 9/16/2046	1,001,000	731,060
4.00%, 2/4/2061 (b)	448,000	311,427
4.25%, 8/9/2042	688,000	551,246
4.45%, 5/6/2050	256,000	199,386
4.50%, 5/2/2043	326,000	268,696
5.38%, 1/31/2044	691,000	659,414
5.80%, 2/14/2039	930,000	931,814
5.95%, 2/14/2049 (b)	1,379,000	1,357,308
6.20%, 2/14/2059	1,000	997
Archer-Daniels-Midland Co.:
2.70%, 9/15/2051	332,000	202,151
3.75%, 9/15/2047	392,000	298,841

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.02%, 4/16/2043	$152,000	$126,741
4.50%, 3/15/2049	351,000	299,249
4.54%, 3/26/2042	243,000	219,713
5.38%, 9/15/2035	96,000	99,148
BAT Capital Corp.:
3.73%, 9/25/2040	202,000	156,269
3.98%, 9/25/2050	183,000	130,129
4.39%, 8/15/2037	1,362,000	1,194,474
4.54%, 8/15/2047	737,000	589,040
4.76%, 9/6/2049	479,000	390,280
5.28%, 4/2/2050	224,000	197,138
5.63%, 8/15/2035	750,000	753,173
5.65%, 3/16/2052	247,000	227,677
6.25%, 8/15/2055	445,000	443,892
7.08%, 8/2/2043	512,000	558,740
7.08%, 8/2/2053	443,000	486,733
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.95%, 4/20/2035 (c)	340,000	349,598
Philip Morris International, Inc.:
3.88%, 8/21/2042	335,000	268,436
4.13%, 3/4/2043	608,000	500,846
4.25%, 11/10/2044	836,000	698,829
4.38%, 11/15/2041	291,000	250,510
4.50%, 3/20/2042	556,000	487,640
4.88%, 11/15/2043	390,000	354,370
6.38%, 5/16/2038	604,000	662,087
Reynolds American, Inc.:
5.70%, 8/15/2035	305,000	306,583
5.85%, 8/15/2045	1,190,000	1,133,463
6.15%, 9/15/2043	239,000	238,266
7.25%, 6/15/2037	172,000	191,028
		17,782,749
AIRLINES — 0.1%
American Airlines Pass-Through Trust Series 2021-1, Class A, 2.88%, 1/11/2036	85,728	74,627
JetBlue Pass-Through Trust Series 2019-1, Class AA, 2.75%, 11/15/2033	102,957	88,951
U.S. Airways Pass-Through Trust Series 2013-1, Class A, 3.95%, 5/15/2027	2,855	2,829
United Airlines Pass-Through Trust:
Series 2019-2, Class AA, 2.70%, 11/1/2033	78,242	69,305
Series 2024-1, Class AA, 5.45%, 8/15/2038	485,736	486,945
Series 2023-1, Class A, 5.80%, 7/15/2037	174,823	177,281
		899,938
Security Description	Principal Amount	Value
APPAREL — 0.2%
NIKE, Inc.:
3.25%, 3/27/2040	$1,560,000	$1,229,951
3.38%, 11/1/2046	278,000	203,457
3.38%, 3/27/2050	876,000	625,832
3.63%, 5/1/2043	253,000	201,436
3.88%, 11/1/2045	582,000	464,349
Tapestry, Inc. 5.50%, 3/11/2035	70,000	69,167
		2,794,192
AUTO MANUFACTURERS — 0.6%
Cummins, Inc.:
2.60%, 9/1/2050	379,000	228,029
4.88%, 10/1/2043	221,000	208,321
5.45%, 2/20/2054 (b)	640,000	626,189
Ford Motor Co.:
4.75%, 1/15/2043	848,000	642,843
5.29%, 12/8/2046	681,000	547,095
7.40%, 11/1/2046	233,000	239,461
Ford Motor Credit Co. LLC 6.50%, 2/7/2035	310,000	304,014
General Motors Co.:
5.00%, 4/1/2035	104,000	96,113
5.15%, 4/1/2038	413,000	373,546
5.20%, 4/1/2045	610,000	511,302
5.40%, 4/1/2048 (b)	571,800	487,242
5.95%, 4/1/2049	474,000	433,928
6.25%, 10/2/2043	748,000	721,274
6.60%, 4/1/2036	1,936,000	2,000,082
6.75%, 4/1/2046 (b)	424,000	427,778
		7,847,217
AUTO PARTS & EQUIPMENT — 0.2%
Aptiv Swiss Holdings Ltd.:
3.10%, 12/1/2051	958,000	560,344
4.15%, 5/1/2052	529,000	371,908
4.40%, 10/1/2046	335,000	256,225
5.40%, 3/15/2049	199,000	172,360
5.75%, 9/13/2054 (b)	335,000	297,684
BorgWarner, Inc. 4.38%, 3/15/2045 (b)	439,000	356,819
Lear Corp.:
3.55%, 1/15/2052	182,000	120,071
5.25%, 5/15/2049 (b)	564,000	485,322
		2,620,733
BANKS — 8.0%
Bank of America Corp.:
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (d)	2,493,000	1,765,518
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (d)	100,000	62,145
SOFR + 1.56%, 2.97%, 7/21/2052 (b) (d)	1,380,000	883,338
SOFR + 1.58%, 3.31%, 4/22/2042 (d)	2,012,000	1,522,903

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (d)	$614,000	$434,657
3 mo. USD Term SOFR + 1.45%, 3.95%, 1/23/2049 (b) (d)	848,000	659,998
Series MTN, 3 mo. USD Term SOFR + 1.58%, 4.08%, 4/23/2040 (d)	657,000	567,753
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (d)	3,162,000	2,483,340
3 mo. USD Term SOFR + 2.08%, 4.24%, 4/24/2038 (d)	776,000	697,414
Series MTN, 3 mo. USD Term SOFR + 1.78%, 4.33%, 3/15/2050 (d)	1,603,000	1,316,929
Series MTN, 3 mo. USD Term SOFR + 2.25%, 4.44%, 1/20/2048 (d)	1,255,000	1,060,726
Series L, 4.75%, 4/21/2045 (b)	174,000	154,575
Series MTN, 4.88%, 4/1/2044	107,000	98,224
Series MTN, 5.00%, 1/21/2044	653,000	611,881
Series MTN, 5.88%, 2/7/2042	839,000	877,946
6.11%, 1/29/2037	1,761,000	1,827,900
7.75%, 5/14/2038	659,000	780,961
Bank of America NA 6.00%, 10/15/2036	369,000	386,989
Barclays PLC:
1 yr. CMT + 1.30%, 3.33%, 11/24/2042 (d)	506,000	368,454
1 yr. CMT + 1.70%, 3.81%, 3/10/2042 (d)	392,000	306,172
4.95%, 1/10/2047	576,000	518,671
5.25%, 8/17/2045 (b)	508,000	478,897
SOFR + 2.42%, 6.04%, 3/12/2055 (d)	634,000	640,042
Citigroup, Inc.:
SOFR + 1.38%, 2.90%, 11/3/2042 (d)	735,000	516,815
3 mo. USD Term SOFR + 1.43%, 3.88%, 1/24/2039 (d)	627,000	529,276
3 mo. USD Term SOFR + 2.10%, 4.28%, 4/24/2048 (d)	601,000	493,637
4.65%, 7/30/2045	635,000	554,304
4.65%, 7/23/2048	1,506,000	1,282,555
4.75%, 5/18/2046	864,000	732,396
5.30%, 5/6/2044	327,000	304,816
SOFR + 4.55%, 5.32%, 3/26/2041 (d)	770,000	744,436
Security Description	Principal Amount	Value
SOFR + 1.75%, 5.61%, 3/4/2056 (d)	$1,160,000	$1,132,195
5.88%, 1/30/2042	720,000	736,747
6.13%, 8/25/2036	170,000	174,704
6.68%, 9/13/2043	234,000	252,818
8.13%, 7/15/2039	1,170,000	1,450,741
Cooperatieve Rabobank UA:
5.25%, 5/24/2041	1,009,000	993,411
5.75%, 12/1/2043	626,000	627,903
Fifth Third Bancorp 8.25%, 3/1/2038	335,000	402,392
Goldman Sachs Group, Inc.:
SOFR + 1.47%, 2.91%, 7/21/2042 (d)	919,000	648,860
SOFR + 1.51%, 3.21%, 4/22/2042 (d)	1,254,000	925,665
SOFR + 1.63%, 3.44%, 2/24/2043 (d)	1,042,000	786,001
3 mo. USD Term SOFR + 1.63%, 4.02%, 10/31/2038 (d)	1,450,000	1,242,636
3 mo. USD Term SOFR + 1.69%, 4.41%, 4/23/2039 (d)	938,000	835,195
4.75%, 10/21/2045	1,082,000	955,882
Series MTN, 4.80%, 7/8/2044	1,134,000	1,008,716
SOFR + 1.58%, 5.56%, 11/19/2045 (d)	1,670,000	1,626,997
SOFR + 1.70%, 5.73%, 1/28/2056 (d)	1,632,000	1,626,631
6.25%, 2/1/2041	1,492,000	1,572,777
6.45%, 5/1/2036	164,000	173,345
6.75%, 10/1/2037	2,696,000	2,914,700
HSBC Bank USA NA:
5.63%, 8/15/2035	115,000	116,288
5.88%, 11/1/2034	81,000	83,780
7.00%, 1/15/2039	457,000	515,953
HSBC Holdings PLC:
5.25%, 3/14/2044	593,000	553,737
6.10%, 1/14/2042	70,000	74,115
SOFR + 2.65%, 6.33%, 3/9/2044 (d)	3,286,000	3,498,966
6.50%, 5/2/2036	161,000	167,298
6.50%, 9/15/2037	926,000	974,867
6.80%, 6/1/2038	562,000	614,399
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 1.51%, 2.53%, 11/19/2041 (d)	640,000	441,811
3 mo. USD Term SOFR + 2.46%, 3.11%, 4/22/2041 (d)	775,000	585,644
SOFR + 2.44%, 3.11%, 4/22/2051 (d)	1,416,000	941,598
SOFR + 1.46%, 3.16%, 4/22/2042 (d)	998,000	744,298

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.58%, 3.33%, 4/22/2052 (d)	$2,095,000	$1,452,882
3 mo. USD Term SOFR + 1.62%, 3.88%, 7/24/2038 (d)	981,000	851,145
3 mo. USD Term SOFR + 1.48%, 3.90%, 1/23/2049 (d)	1,214,000	946,228
3 mo. USD Term SOFR + 1.64%, 3.96%, 11/15/2048 (d)	2,100,000	1,652,910
3 mo. USD Term SOFR + 1.72%, 4.03%, 7/24/2048 (d)	1,046,000	834,206
3 mo. USD Term SOFR + 1.84%, 4.26%, 2/22/2048 (d)	1,335,000	1,110,320
4.85%, 2/1/2044	247,000	228,245
4.95%, 6/1/2045	967,000	880,560
5.40%, 1/6/2042	776,000	774,091
SOFR + 1.55%, 5.53%, 11/29/2045 (d)	1,497,000	1,481,566
5.60%, 7/15/2041	822,000	838,078
5.63%, 8/16/2043	769,000	768,231
6.40%, 5/15/2038	1,312,000	1,448,605
Lloyds Banking Group PLC:
5 yr. CMT + 1.50%, 3.37%, 12/14/2046 (d)	1,103,000	784,762
4.34%, 1/9/2048	741,000	581,967
5.30%, 12/1/2045	319,000	293,260
Mitsubishi UFJ Financial Group, Inc.:
3.75%, 7/18/2039	415,000	353,688
4.15%, 3/7/2039 (b)	154,000	141,078
4.29%, 7/26/2038 (b)	116,000	106,984
Mizuho Financial Group, Inc. 1 yr. CMT + 0.98%, 5.42%, 5/13/2036 (b) (d)	445,000	447,804
Morgan Stanley:
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (d)	582,000	358,867
SOFR + 1.49%, 3.22%, 4/22/2042 (d)	1,176,000	877,343
3.97%, 7/22/2038 (d)	799,000	692,166
4.30%, 1/27/2045	1,548,000	1,303,354
Series MTN, 4.38%, 1/22/2047	1,489,000	1,250,730
3 mo. USD Term SOFR + 1.69%, 4.46%, 4/22/2039 (d)	343,000	314,164
SOFR + 1.71%, 5.52%, 11/19/2055 (d)	1,717,000	1,677,492
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (b) (d)	1,310,000	1,289,525
6.38%, 7/24/2042	1,014,000	1,104,165
Security Description	Principal Amount	Value
Regions Bank 6.45%, 6/26/2037	$179,000	$184,986
Regions Financial Corp. 7.38%, 12/10/2037	128,000	143,674
Sumitomo Mitsui Financial Group, Inc.:
2.30%, 1/12/2041 (b)	189,000	127,174
2.93%, 9/17/2041	224,000	164,288
3.05%, 1/14/2042 (b)	142,000	105,547
5.84%, 7/9/2044 (b)	445,000	453,117
6.18%, 7/13/2043 (b)	323,000	350,306
UBS AG 4.50%, 6/26/2048	585,000	499,830
UBS Group AG 4.88%, 5/15/2045	1,021,000	918,553
Wachovia Corp. 5.50%, 8/1/2035	239,000	239,731
Wells Fargo & Co.:
SOFR + 2.53%, 3.07%, 4/30/2041 (d)	2,078,000	1,548,193
3.90%, 5/1/2045	855,000	674,159
Series MTN, 4.40%, 6/14/2046	1,243,000	1,002,567
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (d)	1,872,000	1,588,916
Series MTN, 4.65%, 11/4/2044	1,170,000	992,090
Series MTN, 4.75%, 12/7/2046	1,377,000	1,160,591
Series GMTN, 4.90%, 11/17/2045	1,133,000	982,050
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (d)	3,073,000	2,764,840
5.38%, 2/7/2035	97,000	98,494
5.38%, 11/2/2043	1,070,000	1,001,092
5.61%, 1/15/2044	1,433,600	1,371,152
Wells Fargo Bank NA:
5.85%, 2/1/2037	349,000	361,623
5.95%, 8/26/2036	223,000	232,435
6.60%, 1/15/2038	697,000	766,017
Westpac Banking Corp.:
2.96%, 11/16/2040	482,000	354,188
3.13%, 11/18/2041	785,000	567,814
4.42%, 7/24/2039	399,000	359,702
		96,922,283
BEVERAGES — 2.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	1,713,000	1,651,949
4.90%, 2/1/2046	5,215,000	4,808,751
Anheuser-Busch InBev Finance, Inc.:
4.63%, 2/1/2044	140,000	126,169
4.70%, 2/1/2036	158,000	152,767

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.90%, 2/1/2046	$956,000	$875,811
Anheuser-Busch InBev Worldwide, Inc.:
4.44%, 10/6/2048	1,175,000	1,003,814
4.75%, 4/15/2058	85,000	74,817
4.95%, 1/15/2042	977,000	919,894
5.45%, 1/23/2039	529,000	536,909
5.55%, 1/23/2049	3,309,000	3,309,662
5.80%, 1/23/2059	1,258,000	1,295,476
5.88%, 6/15/2035	149,000	159,338
8.00%, 11/15/2039	293,000	371,723
8.20%, 1/15/2039	1,226,000	1,562,096
Brown-Forman Corp.:
4.00%, 4/15/2038	122,000	106,893
4.50%, 7/15/2045	396,000	341,443
Coca-Cola Co.:
2.50%, 6/1/2040	229,000	164,468
2.60%, 6/1/2050	40,000	24,642
2.75%, 6/1/2060 (b)	356,000	212,130
2.88%, 5/5/2041	321,000	237,659
3.00%, 3/5/2051	178,000	118,660
4.20%, 3/25/2050	208,000	174,940
5.20%, 1/14/2055	985,000	948,772
5.30%, 5/13/2054 (b)	800,000	782,968
5.40%, 5/13/2064	1,250,000	1,222,025
Coca-Cola Femsa SAB de CV 5.25%, 11/26/2043	188,000	182,499
Constellation Brands, Inc.:
3.75%, 5/1/2050	169,000	121,651
4.10%, 2/15/2048	322,000	249,611
4.50%, 5/9/2047	453,000	371,750
5.25%, 11/15/2048	334,000	304,541
Diageo Capital PLC:
3.88%, 4/29/2043	289,000	231,859
5.88%, 9/30/2036	252,000	268,748
Diageo Investment Corp.:
4.25%, 5/11/2042	458,000	390,537
7.45%, 4/15/2035	115,000	136,674
Keurig Dr. Pepper, Inc.:
3.35%, 3/15/2051	127,000	85,693
3.80%, 5/1/2050	236,000	175,681
4.42%, 12/15/2046	176,000	146,376
4.50%, 11/15/2045	150,000	126,885
4.50%, 4/15/2052	499,000	415,432
5.09%, 5/25/2048	286,000	257,366
Molson Coors Beverage Co.:
4.20%, 7/15/2046	808,000	649,559
5.00%, 5/1/2042 (b)	375,682	345,150
PepsiCo, Inc.:
2.63%, 10/21/2041	209,000	147,335
2.75%, 10/21/2051	104,000	65,363
3.38%, 7/29/2049	215,000	155,542
3.45%, 10/6/2046	399,000	299,210
3.50%, 3/19/2040	243,000	200,869
3.60%, 8/13/2042	128,000	102,304
Security Description	Principal Amount	Value
3.63%, 3/19/2050	$704,000	$529,605
3.88%, 3/19/2060	473,000	359,182
4.00%, 3/5/2042	242,000	205,460
4.00%, 5/2/2047	257,000	210,658
4.20%, 7/18/2052	504,000	415,104
4.25%, 10/22/2044	154,000	133,695
4.45%, 4/14/2046	364,000	320,058
4.65%, 2/15/2053	654,000	578,097
4.88%, 11/1/2040	147,000	141,737
5.25%, 7/17/2054 (b)	535,000	522,155
5.50%, 1/15/2040	90,000	92,520
		30,122,682
BIOTECHNOLOGY — 1.8%
Amgen, Inc.:
2.77%, 9/1/2053	50,000	29,631
2.80%, 8/15/2041	391,000	279,897
3.15%, 2/21/2040	1,416,000	1,081,725
3.38%, 2/21/2050	710,000	497,746
4.20%, 2/22/2052	341,000	267,958
4.40%, 5/1/2045	845,000	714,236
4.40%, 2/22/2062	846,000	665,971
4.56%, 6/15/2048	393,000	330,776
4.66%, 6/15/2051	1,726,000	1,474,332
4.88%, 3/1/2053	499,000	436,061
4.95%, 10/1/2041	239,000	220,200
5.15%, 11/15/2041	256,000	241,733
5.60%, 3/2/2043	1,060,000	1,050,608
5.65%, 6/15/2042	189,000	187,787
5.65%, 3/2/2053	2,809,000	2,754,618
5.75%, 3/15/2040	252,000	258,194
5.75%, 3/2/2063	1,716,000	1,671,865
6.38%, 6/1/2037	126,000	138,538
6.40%, 2/1/2039	252,000	271,774
Baxalta, Inc. 5.25%, 6/23/2045	177,000	166,984
Biogen, Inc.:
3.15%, 5/1/2050	714,000	447,992
3.25%, 2/15/2051	323,000	206,429
5.20%, 9/15/2045	570,000	514,630
Gilead Sciences, Inc.:
2.60%, 10/1/2040	196,000	139,607
4.00%, 9/1/2036	218,000	196,486
4.15%, 3/1/2047	478,000	391,568
4.50%, 2/1/2045	550,000	479,155
4.60%, 9/1/2035	258,000	248,900
4.75%, 3/1/2046	618,000	554,989
4.80%, 4/1/2044	569,000	518,131
5.10%, 6/15/2035	735,000	737,712
5.50%, 11/15/2054	1,300,000	1,285,414
5.55%, 10/15/2053	523,000	520,317
5.60%, 11/15/2064	750,000	741,263
5.65%, 12/1/2041	310,000	314,182
Regeneron Pharmaceuticals, Inc. 2.80%, 9/15/2050	436,000	257,650

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Royalty Pharma PLC:
3.30%, 9/2/2040	$501,000	$369,833
3.35%, 9/2/2051	445,000	282,188
3.55%, 9/2/2050	555,000	370,845
5.90%, 9/2/2054	345,000	329,875
		21,647,800
CHEMICALS — 1.4%
Air Products & Chemicals, Inc.:
2.70%, 5/15/2040	308,000	224,110
2.80%, 5/15/2050	595,000	379,384
Albemarle Corp.:
5.45%, 12/1/2044	120,000	107,873
5.65%, 6/1/2052 (b)	277,000	234,702
CF Industries, Inc.:
4.95%, 6/1/2043	352,000	306,838
5.38%, 3/15/2044	356,000	326,078
Dow Chemical Co.:
3.60%, 11/15/2050	716,000	487,174
4.38%, 11/15/2042	715,000	587,544
4.63%, 10/1/2044	285,000	238,357
4.80%, 5/15/2049	411,000	341,973
5.25%, 11/15/2041	349,000	322,371
5.35%, 3/15/2035 (b)	150,000	148,532
5.55%, 11/30/2048	473,000	441,777
5.60%, 2/15/2054 (b)	374,000	346,657
5.95%, 3/15/2055 (b)	300,000	290,169
6.90%, 5/15/2053 (b)	505,000	551,490
7.38%, 11/1/2029	10,000	11,110
9.40%, 5/15/2039	185,000	248,268
DuPont de Nemours, Inc.:
5.32%, 11/15/2038	273,000	281,512
5.42%, 11/15/2048	683,000	687,228
Eastman Chemical Co.:
4.65%, 10/15/2044	422,000	358,274
4.80%, 9/1/2042 (b)	106,000	92,943
Ecolab, Inc.:
2.13%, 8/15/2050	3,000	1,635
2.70%, 12/15/2051	430,000	262,446
2.75%, 8/18/2055	442,000	264,701
3.95%, 12/1/2047	235,000	188,056
5.50%, 12/8/2041	197,000	198,566
FMC Corp.:
4.50%, 10/1/2049	279,000	210,645
6.38%, 5/18/2053	425,000	410,210
International Flavors & Fragrances, Inc.:
4.38%, 6/1/2047	320,000	250,576
5.00%, 9/26/2048	474,000	403,900
Linde, Inc. 3.55%, 11/7/2042	293,000	232,750
LYB International Finance BV:
4.88%, 3/15/2044	545,000	470,275
5.25%, 7/15/2043	368,000	333,154
Security Description	Principal Amount	Value
LYB International Finance III LLC:
3.38%, 10/1/2040	$414,000	$305,466
3.63%, 4/1/2051 (b)	642,000	430,506
3.80%, 10/1/2060	278,000	182,980
4.20%, 10/15/2049	557,000	416,447
4.20%, 5/1/2050	635,000	474,097
LyondellBasell Industries NV 4.63%, 2/26/2055 (b)	557,000	438,715
Mosaic Co.:
4.88%, 11/15/2041	181,000	162,216
5.63%, 11/15/2043	310,000	298,691
Nutrien Ltd.:
3.95%, 5/13/2050	60,000	44,909
4.13%, 3/15/2035	152,000	136,688
4.90%, 6/1/2043	206,000	184,755
5.00%, 4/1/2049	450,000	398,727
5.25%, 1/15/2045	187,000	173,033
5.63%, 12/1/2040	200,000	198,288
5.80%, 3/27/2053 (b)	356,000	350,443
5.88%, 12/1/2036	133,000	136,490
6.13%, 1/15/2041	158,000	162,446
RPM International, Inc.:
4.25%, 1/15/2048	177,000	148,430
5.25%, 6/1/2045 (b)	198,000	189,312
Sherwin-Williams Co.:
3.30%, 5/15/2050	316,000	213,660
3.80%, 8/15/2049	145,000	107,955
4.00%, 12/15/2042	10,000	8,083
4.50%, 6/1/2047	528,000	447,021
4.55%, 8/1/2045	318,000	271,489
Westlake Corp.:
2.88%, 8/15/2041	404,000	272,837
3.13%, 8/15/2051	286,000	177,106
3.38%, 8/15/2061	270,000	161,406
4.38%, 11/15/2047	236,000	186,643
5.00%, 8/15/2046	348,000	306,511
		17,226,628
COMMERCIAL SERVICES — 1.3%
American University Series 2019, 3.67%, 4/1/2049	207,000	156,006
California Endowment Series 2021, 2.50%, 4/1/2051	38,000	22,815
California Institute of Technology:
3.65%, 9/1/2119	318,000	203,809
4.32%, 8/1/2045	134,000	116,595
4.70%, 11/1/2111	241,000	198,353
Case Western Reserve University Series 22-C, 5.41%, 6/1/2122	218,000	208,234

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Claremont Mckenna College 3.78%, 1/1/2122	$205,000	$137,276
Cornell University 4.84%, 6/15/2034 (b)	153,000	152,042
Duke University:
Series 2020, 2.68%, 10/1/2044	255,000	183,860
Series 2020, 2.76%, 10/1/2050	7,000	4,564
Series 2020, 2.83%, 10/1/2055	50,000	31,106
Ford Foundation Series 2020, 2.82%, 6/1/2070 (b)	369,000	207,515
George Washington University:
Series 2018, 4.13%, 9/15/2048	256,000	210,368
Series 2014, 4.30%, 9/15/2044	182,000	156,496
Series 2015, 4.87%, 9/15/2045	244,000	224,973
Georgetown University:
Series 20A, 2.94%, 4/1/2050	208,000	134,786
Series B, 4.32%, 4/1/2049	192,000	160,264
5.12%, 4/1/2053 (b)	52,000	49,201
Series A, 5.22%, 10/1/2118	305,000	276,769
Global Payments, Inc.:
4.15%, 8/15/2049	462,000	347,586
5.95%, 8/15/2052 (b)	457,000	441,590
Howard University Series 22A, 5.21%, 10/1/2052	191,000	169,982
Johns Hopkins University:
Series A, 2.81%, 1/1/2060	233,000	136,389
Series 2013, 4.08%, 7/1/2053	176,000	144,903
Leland Stanford Junior University:
2.41%, 6/1/2050	589,000	351,327
3.65%, 5/1/2048	148,000	115,219
Massachusetts Institute of Technology:
Series G, 2.29%, 7/1/2051	115,000	66,314
Series F, 2.99%, 7/1/2050	412,000	280,325
3.07%, 4/1/2052	172,000	117,818
3.89%, 7/1/2116	291,000	206,072
3.96%, 7/1/2038	11,000	10,073
4.68%, 7/1/2114	288,000	245,301
5.60%, 7/1/2111	613,000	618,131
Moody's Corp.:
2.75%, 8/19/2041	166,000	115,677
3.25%, 5/20/2050	23,000	15,682
3.75%, 2/25/2052	239,000	178,753
4.88%, 12/17/2048	140,000	124,873
5.25%, 7/15/2044	233,000	222,506
Security Description	Principal Amount	Value
Northeastern University Series 2020, 2.89%, 10/1/2050	$71,000	$46,849
Northwestern University:
Series 2017, 3.66%, 12/1/2057	166,000	123,891
4.64%, 12/1/2044	153,000	142,117
4.94%, 12/1/2035 (b)	50,000	49,853
PayPal Holdings, Inc.:
3.25%, 6/1/2050	423,000	284,023
5.05%, 6/1/2052 (b)	507,000	460,533
5.10%, 4/1/2035	350,000	347,966
5.25%, 6/1/2062	243,000	220,688
5.50%, 6/1/2054 (b)	153,000	147,281
President & Fellows of Harvard College:
2.52%, 10/15/2050 (b)	460,000	282,431
3.15%, 7/15/2046	124,000	90,028
3.75%, 11/15/2052	397,000	307,441
4.61%, 2/15/2035	143,000	141,165
4.88%, 10/15/2040	107,000	105,319
Quanta Services, Inc. 3.05%, 10/1/2041	262,000	183,162
Rockefeller Foundation Series 2020, 2.49%, 10/1/2050	69,000	41,656
S&P Global, Inc.:
2.30%, 8/15/2060	325,000	165,997
3.25%, 12/1/2049	575,000	401,453
3.70%, 3/1/2052	120,000	90,572
3.90%, 3/1/2062	368,000	277,490
Thomas Jefferson University 3.85%, 11/1/2057	415,000	297,011
TR Finance LLC:
5.50%, 8/15/2035	143,000	145,254
5.65%, 11/23/2043	117,000	116,342
5.85%, 4/15/2040	231,000	239,822
Trustees of Boston College 3.13%, 7/1/2052	185,000	127,361
Trustees of Princeton University:
Series 2020, 2.52%, 7/1/2050	30,000	18,848
4.20%, 3/1/2052	370,000	313,886
5.70%, 3/1/2039	111,000	118,370
Trustees of the University of Pennsylvania:
3.61%, 2/15/2119	278,000	182,029
4.67%, 9/1/2112	207,000	176,157
University of Chicago:
Series C, 2.55%, 4/1/2050	226,000	146,956
Series 20B, 2.76%, 4/1/2045	127,000	97,234
3.00%, 10/1/2052	7,000	4,762
4.00%, 10/1/2053	296,000	238,360

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
University of Miami Series 2022, 4.06%, 4/1/2052	$367,000	$290,187
University of Notre Dame du Lac:
Series 2017, 3.39%, 2/15/2048	192,000	144,442
Series 2015, 3.44%, 2/15/2045	217,000	169,058
University of Southern California:
Series 21A, 2.95%, 10/1/2051	80,000	52,542
3.03%, 10/1/2039	164,000	131,088
Series A, 3.23%, 10/1/2120	592,000	341,779
Series 2017, 3.84%, 10/1/2047	149,000	120,097
4.98%, 10/1/2053 (b)	173,000	161,750
5.25%, 10/1/2111 (b)	294,000	275,281
Verisk Analytics, Inc.:
3.63%, 5/15/2050 (b)	228,000	162,897
5.50%, 6/15/2045	191,000	184,046
Washington University:
Series 2022, 3.52%, 4/15/2054	35,000	25,877
4.35%, 4/15/2122	435,000	339,122
William Marsh Rice University:
3.57%, 5/15/2045	211,000	170,212
3.77%, 5/15/2055	125,000	95,118
Yale University Series 2020, 2.40%, 4/15/2050	90,000	54,137
		15,593,493
COMPUTERS — 2.0%
Apple, Inc.:
2.38%, 2/8/2041	70,000	48,962
2.40%, 8/20/2050 (b)	894,000	532,726
2.55%, 8/20/2060 (b)	370,000	218,178
2.65%, 5/11/2050	1,511,000	951,537
2.65%, 2/8/2051	1,692,000	1,058,955
2.70%, 8/5/2051	1,230,000	773,854
2.80%, 2/8/2061	1,260,000	757,449
2.85%, 8/5/2061	849,000	515,861
2.95%, 9/11/2049	1,116,000	753,345
3.45%, 2/9/2045	1,988,000	1,541,495
3.75%, 9/12/2047	674,000	535,345
3.75%, 11/13/2047	825,000	653,961
3.85%, 5/4/2043	1,996,000	1,672,448
3.85%, 8/4/2046	1,313,000	1,069,097
3.95%, 8/8/2052	1,222,000	982,903
4.10%, 8/8/2062	230,000	184,421
4.25%, 2/9/2047	678,000	587,433
4.38%, 5/13/2045	1,151,000	1,021,662
4.45%, 5/6/2044	120,000	110,747
4.65%, 2/23/2046	2,347,000	2,163,324
Security Description	Principal Amount	Value
Dell International LLC/EMC Corp.:
8.10%, 7/15/2036	$283,000	$337,554
8.35%, 7/15/2046	489,000	613,049
Dell, Inc. 6.50%, 4/15/2038 (b)	190,000	200,809
Hewlett Packard Enterprise Co.:
6.20%, 10/15/2035	347,000	366,741
6.35%, 10/15/2045 (b)	805,000	825,052
HP, Inc. 6.00%, 9/15/2041 (b)	633,000	637,988
International Business Machines Corp.:
2.85%, 5/15/2040	479,000	349,862
4.00%, 6/20/2042	691,200	569,687
4.15%, 5/15/2039	952,000	834,866
4.25%, 5/15/2049	1,235,000	1,004,858
4.70%, 2/19/2046	305,000	267,473
4.90%, 7/27/2052	563,000	500,006
5.10%, 2/6/2053	371,000	339,762
5.60%, 11/30/2039 (b)	370,000	377,141
7.13%, 12/1/2096 (b)	276,000	337,217
Kyndryl Holdings, Inc. 4.10%, 10/15/2041	278,000	215,700
		23,911,468
CONSTRUCTION MATERIALS — 0.6%
Carrier Global Corp.:
3.38%, 4/5/2040	30,000	23,574
6.20%, 3/15/2054	1,328,000	1,417,653
CRH America Finance, Inc. 5.88%, 1/9/2055 (b)	249,000	251,849
Fortune Brands Innovations, Inc. 4.50%, 3/25/2052 (b)	341,000	272,776
Johnson Controls International PLC:
4.50%, 2/15/2047	241,000	203,498
4.63%, 7/2/2044	171,000	149,719
4.95%, 7/2/2064 (e)	264,000	224,059
6.00%, 1/15/2036	564,000	593,554
Lafarge SA 7.13%, 7/15/2036	105,000	117,243
Martin Marietta Materials, Inc.:
3.20%, 7/15/2051	491,000	321,232
4.25%, 12/15/2047	265,000	215,331
5.15%, 12/1/2034	165,000	163,937
5.50%, 12/1/2054 (b)	430,000	408,122
Masco Corp.:
3.13%, 2/15/2051	244,000	155,111
4.50%, 5/15/2047 (b)	267,000	218,190
Owens Corning:
4.30%, 7/15/2047 (b)	353,000	284,048
4.40%, 1/30/2048	226,000	183,783
5.95%, 6/15/2054 (b)	367,000	367,198

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
7.00%, 12/1/2036	$171,000	$192,767
Trane Technologies Global Holding Co. Ltd.:
4.30%, 2/21/2048	146,000	120,837
5.75%, 6/15/2043	277,000	281,346
Vulcan Materials Co.:
4.50%, 6/15/2047	314,000	265,054
4.70%, 3/1/2048	223,000	193,042
5.35%, 12/1/2034 (b)	200,000	201,400
5.70%, 12/1/2054 (b)	419,000	409,543
		7,234,866
COSMETICS/PERSONAL CARE — 0.1%
Kenvue, Inc.:
5.05%, 3/22/2053	937,000	877,744
5.10%, 3/22/2043	256,000	246,085
		1,123,829
DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc.:
3.75%, 5/15/2046	222,000	174,929
4.20%, 5/15/2047	259,000	214,548
4.60%, 6/15/2045	558,000	498,060
		887,537
DIVERSIFIED FINANCIAL SERVICES — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.85%, 10/29/2041	598,000	471,433
American Express Co. 4.05%, 12/3/2042	285,000	240,745
Ameriprise Financial, Inc. 5.20%, 4/15/2035	356,000	354,875
Apollo Global Management, Inc. 5.80%, 5/21/2054	620,000	612,256
Ares Management Corp. 5.60%, 10/11/2054	437,000	406,257
BlackRock Funding, Inc.:
4.90%, 1/8/2035	135,000	134,757
5.25%, 3/14/2054	804,000	773,826
5.35%, 1/8/2055	705,000	685,887
Blue Owl Finance LLC 4.13%, 10/7/2051	189,000	135,485
Brookfield Finance LLC/Brookfield Finance, Inc. 3.45%, 4/15/2050	262,000	177,157
Brookfield Finance, Inc.:
3.50%, 3/30/2051	328,000	224,568
3.63%, 2/15/2052	203,000	141,659
4.70%, 9/20/2047	457,000	387,929
5.68%, 1/15/2035 (b)	130,000	132,863
5.81%, 3/3/2055	475,000	462,626
5.97%, 3/4/2054	444,000	445,425
Security Description	Principal Amount	Value
CI Financial Corp. 4.10%, 6/15/2051	$111,000	$79,385
CME Group, Inc.:
4.15%, 6/15/2048	530,000	445,613
5.30%, 9/15/2043	286,000	286,097
Credit Suisse USA LLC 7.13%, 7/15/2032	115,000	129,638
Franklin Resources, Inc. 2.95%, 8/12/2051	155,000	98,182
Intercontinental Exchange, Inc.:
2.65%, 9/15/2040	306,000	219,760
3.00%, 9/15/2060	854,000	517,729
4.25%, 9/21/2048	456,000	375,726
4.95%, 6/15/2052	574,000	519,895
5.20%, 6/15/2062	679,000	627,688
Invesco Finance PLC 5.38%, 11/30/2043	300,000	283,113
Jefferies Financial Group, Inc.:
6.25%, 1/15/2036	210,000	214,853
6.50%, 1/20/2043	313,000	315,210
Legg Mason, Inc. 5.63%, 1/15/2044	325,000	318,640
Mastercard, Inc.:
2.95%, 3/15/2051	20,000	13,226
3.65%, 6/1/2049	292,000	224,720
3.80%, 11/21/2046	144,000	115,052
3.85%, 3/26/2050	1,003,000	794,085
3.95%, 2/26/2048	201,000	163,821
Nasdaq, Inc.:
2.50%, 12/21/2040	161,000	109,858
3.25%, 4/28/2050	69,000	46,297
3.95%, 3/7/2052	188,000	143,905
5.95%, 8/15/2053	228,000	231,306
6.10%, 6/28/2063	554,000	562,537
Raymond James Financial, Inc.:
3.75%, 4/1/2051	341,000	247,563
4.95%, 7/15/2046	565,000	510,946
Visa, Inc.:
2.00%, 8/15/2050 (b)	1,325,000	725,968
2.70%, 4/15/2040	529,478	397,723
3.65%, 9/15/2047	605,000	471,089
4.30%, 12/14/2045	2,121,000	1,849,109
Voya Financial, Inc.:
4.80%, 6/15/2046	226,000	194,453
5.70%, 7/15/2043	317,000	305,864
Western Union Co. 6.20%, 11/17/2036	174,000	176,921
		17,503,720
ELECTRIC — 12.8%
AEP Texas, Inc.:
3.45%, 5/15/2051	370,000	249,576
Series H, 3.45%, 1/15/2050	33,000	22,648
3.80%, 10/1/2047	382,000	275,754

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series G, 4.15%, 5/1/2049	$283,000	$215,066
5.25%, 5/15/2052 (b)	130,000	116,938
AEP Transmission Co. LLC:
3.15%, 9/15/2049	97,000	65,004
Series M, 3.65%, 4/1/2050	111,000	81,135
3.75%, 12/1/2047	350,000	263,886
3.80%, 6/15/2049	333,000	250,369
4.00%, 12/1/2046	146,000	116,228
4.25%, 9/15/2048	172,000	140,636
Series O, 4.50%, 6/15/2052	316,000	263,231
5.40%, 3/15/2053	363,000	348,110
Alabama Power Co.:
3.00%, 3/15/2052	21,000	13,462
3.13%, 7/15/2051	89,000	58,641
3.45%, 10/1/2049	416,000	294,079
Series B, 3.70%, 12/1/2047	471,000	353,396
3.75%, 3/1/2045	427,000	331,151
3.85%, 12/1/2042	269,000	215,361
4.15%, 8/15/2044	400,000	330,984
4.30%, 1/2/2046	316,000	263,582
Series A, 4.30%, 7/15/2048	328,000	270,879
5.10%, 4/2/2035	175,000	175,049
6.00%, 3/1/2039	232,000	246,607
6.13%, 5/15/2038	160,000	172,395
Ameren Illinois Co.:
3.25%, 3/15/2050	67,000	45,921
3.70%, 12/1/2047	30,000	22,641
4.15%, 3/15/2046	182,000	150,210
4.50%, 3/15/2049	330,000	280,091
5.55%, 7/1/2054	417,000	412,463
5.63%, 3/1/2055	395,000	393,369
5.90%, 12/1/2052	321,000	331,272
American Electric Power Co., Inc. 3.25%, 3/1/2050	53,000	34,538
Appalachian Power Co.:
Series Z, 3.70%, 5/1/2050	345,000	244,574
4.40%, 5/15/2044	226,000	185,456
4.45%, 6/1/2045	228,000	185,339
Series Y, 4.50%, 3/1/2049	292,000	236,497
7.00%, 4/1/2038	272,000	302,056
Arizona Public Service Co.:
3.50%, 12/1/2049	332,000	228,187
3.75%, 5/15/2046	292,000	220,784
4.20%, 8/15/2048	200,000	157,982
4.25%, 3/1/2049	368,000	290,628
4.35%, 11/15/2045	226,000	184,703
4.50%, 4/1/2042	256,000	219,013
5.05%, 9/1/2041	237,000	218,343
Avista Corp.:
4.00%, 4/1/2052	360,000	268,700
4.35%, 6/1/2048	415,000	343,388
Baltimore Gas & Electric Co.:
2.90%, 6/15/2050	234,000	146,416
3.20%, 9/15/2049	380,000	253,118
Security Description	Principal Amount	Value
3.50%, 8/15/2046	$478,000	$348,883
3.75%, 8/15/2047	320,000	241,382
4.25%, 9/15/2048	307,000	248,667
4.55%, 6/1/2052	305,000	256,304
5.40%, 6/1/2053	568,000	540,060
5.65%, 6/1/2054	300,000	294,540
6.35%, 10/1/2036	20,000	21,670
Berkshire Hathaway Energy Co.:
3.80%, 7/15/2048	670,000	506,285
4.25%, 10/15/2050	559,000	444,852
4.45%, 1/15/2049	531,000	439,971
4.50%, 2/1/2045	520,000	448,146
4.60%, 5/1/2053	531,000	443,369
5.15%, 11/15/2043	329,000	312,843
5.95%, 5/15/2037	281,000	296,149
6.13%, 4/1/2036	766,000	815,162
Black Hills Corp.:
3.88%, 10/15/2049	217,000	159,458
4.20%, 9/15/2046	187,000	149,967
6.00%, 1/15/2035	80,000	82,762
CenterPoint Energy Houston Electric LLC:
Series AD, 2.90%, 7/1/2050 (b)	60,000	38,263
3.55%, 8/1/2042	141,000	110,713
3.95%, 3/1/2048	340,000	267,277
Series AC, 4.25%, 2/1/2049	500,000	404,780
4.50%, 4/1/2044	330,000	287,473
Series AJ, 4.85%, 10/1/2052	336,000	300,055
5.05%, 3/1/2035	110,000	109,140
5.30%, 4/1/2053 (b)	291,000	277,055
CenterPoint Energy, Inc. 3.70%, 9/1/2049	270,000	192,964
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	408,000	351,468
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	167,000	172,468
CMS Energy Corp. 4.88%, 3/1/2044	259,000	231,668
Commonwealth Edison Co.:
Series 131, 2.75%, 9/1/2051	302,000	182,867
3.00%, 3/1/2050	392,000	253,252
Series 130, 3.13%, 3/15/2051	30,000	19,648
Series 127, 3.20%, 11/15/2049	303,000	201,865
3.65%, 6/15/2046	581,000	435,831
3.70%, 3/1/2045	123,000	94,690
Series 123, 3.75%, 8/15/2047	551,000	416,396
3.80%, 10/1/2042	137,000	108,836
4.00%, 3/1/2048	604,000	473,711

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 3/1/2049	$351,000	$271,934
4.35%, 11/15/2045	437,000	367,460
4.60%, 8/15/2043	159,000	140,550
4.70%, 1/15/2044	316,000	280,870
5.30%, 2/1/2053	389,000	368,683
5.65%, 6/1/2054	359,000	355,489
Series 103, 5.90%, 3/15/2036	224,000	235,529
6.45%, 1/15/2038	185,000	201,976
Connecticut Light & Power Co.:
4.00%, 4/1/2048	219,000	173,179
Series A, 4.15%, 6/1/2045	265,000	218,853
4.30%, 4/15/2044	255,000	215,789
5.25%, 1/15/2053	405,000	384,284
Consolidated Edison Co. of New York, Inc.:
Series C, 3.00%, 12/1/2060	35,000	20,754
3.70%, 11/15/2059	442,000	306,615
3.85%, 6/15/2046	923,000	715,307
Series 2017, 3.88%, 6/15/2047	494,000	380,192
3.95%, 3/1/2043	440,000	355,463
Series 20B, 3.95%, 4/1/2050	365,000	282,477
Series C, 4.00%, 11/15/2057	332,000	244,916
Series A, 4.13%, 5/15/2049	507,000	399,967
Series 12-A, 4.20%, 3/15/2042	301,000	254,134
Series C, 4.30%, 12/1/2056	380,000	299,748
4.45%, 3/15/2044	85,000	73,171
4.50%, 12/1/2045	516,000	441,495
4.50%, 5/15/2058	500,000	405,505
4.63%, 12/1/2054	430,000	364,124
Series E, 4.65%, 12/1/2048	546,000	469,538
5.13%, 3/15/2035 (b)	105,000	105,080
Series 2005-A, 5.30%, 3/1/2035	98,000	99,266
5.50%, 3/15/2055	421,000	408,341
Series 09-C, 5.50%, 12/1/2039	318,000	318,038
5.70%, 5/15/2054	625,000	622,625
Series 06-A, 5.85%, 3/15/2036	205,000	214,990
5.90%, 11/15/2053	632,000	644,608
6.15%, 11/15/2052	339,000	356,777
Series 2007-A, 6.30%, 8/15/2037	255,000	276,596
Series 08-B, 6.75%, 4/1/2038	276,000	311,267
Constellation Energy Generation LLC:
5.60%, 6/15/2042	262,000	253,152
5.75%, 10/1/2041 (b)	232,000	228,420
6.25%, 10/1/2039	400,000	419,236
6.50%, 10/1/2053	624,000	654,882
Security Description	Principal Amount	Value
Consumers Energy Co.:
2.50%, 5/1/2060 (b)	$20,000	$10,953
3.75%, 2/15/2050	134,000	102,668
3.95%, 5/15/2043	111,000	91,391
3.95%, 7/15/2047	75,000	59,967
4.05%, 5/15/2048 (b)	270,000	217,563
4.20%, 9/1/2052	294,000	238,849
4.35%, 4/15/2049	429,000	362,342
Dayton Power & Light Co. 3.95%, 6/15/2049	425,000	318,661
Delmarva Power & Light Co. 4.15%, 5/15/2045	312,000	255,076
Dominion Energy South Carolina, Inc.:
4.60%, 6/15/2043	170,000	150,467
5.10%, 6/1/2065	370,000	325,248
5.45%, 2/1/2041	196,000	193,505
6.05%, 1/15/2038	151,000	160,590
6.25%, 10/15/2053	335,000	359,569
6.63%, 2/1/2032	36,000	39,450
Dominion Energy, Inc.:
Series C, 4.05%, 9/15/2042	292,000	232,969
Series A, 4.60%, 3/15/2049	191,000	157,722
4.70%, 12/1/2044	368,000	316,237
Series B, 4.85%, 8/15/2052	360,000	307,660
Series C, 4.90%, 8/1/2041	325,000	293,176
Series B, 5.95%, 6/15/2035	100,000	104,271
7.00%, 6/15/2038	230,000	258,242
DTE Electric Co.:
2.95%, 3/1/2050 (b)	60,000	39,265
Series B, 3.25%, 4/1/2051	35,000	24,159
3.70%, 3/15/2045	194,000	150,746
3.70%, 6/1/2046	197,000	151,229
3.75%, 8/15/2047	401,000	309,055
3.95%, 3/1/2049	80,000	63,229
Series A, 4.00%, 4/1/2043	95,000	78,659
Series A, 4.05%, 5/15/2048	259,000	209,316
4.30%, 7/1/2044	134,000	114,183
5.40%, 4/1/2053	122,000	119,477
Duke Energy Carolinas LLC:
3.20%, 8/15/2049	552,000	372,285
3.45%, 4/15/2051	302,000	211,092
3.55%, 3/15/2052	398,000	280,861
3.70%, 12/1/2047	417,000	312,400
3.75%, 6/1/2045	300,000	232,164
3.88%, 3/15/2046	294,000	229,805
3.95%, 3/15/2048	427,000	330,549
4.00%, 9/30/2042	457,000	374,955
4.25%, 12/15/2041	274,000	234,218
5.25%, 3/15/2035	280,000	283,480
5.30%, 2/15/2040	225,000	223,081
5.35%, 1/15/2053	587,000	560,562
5.40%, 1/15/2054 (b)	642,000	618,708
6.00%, 1/15/2038	159,000	166,753
6.05%, 4/15/2038	273,000	291,135

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
6.10%, 6/1/2037	$155,000	$164,075
Duke Energy Corp.:
3.30%, 6/15/2041	65,000	48,075
3.50%, 6/15/2051	114,000	77,579
3.75%, 9/1/2046	567,000	417,720
3.95%, 8/15/2047	255,000	190,969
4.20%, 6/15/2049	345,000	266,043
4.80%, 12/15/2045	280,000	241,587
5.00%, 8/15/2052	624,000	544,259
5.80%, 6/15/2054	604,000	590,362
6.10%, 9/15/2053	544,000	552,486
Duke Energy Florida LLC:
3.00%, 12/15/2051	6,000	3,806
3.40%, 10/1/2046	569,000	406,892
3.85%, 11/15/2042	255,000	203,597
4.20%, 7/15/2048	258,000	207,365
5.65%, 4/1/2040	160,000	163,717
5.95%, 11/15/2052	278,000	283,518
6.20%, 11/15/2053	413,000	436,586
6.35%, 9/15/2037	263,000	287,059
6.40%, 6/15/2038	292,000	318,131
Duke Energy Indiana LLC:
2.75%, 4/1/2050	10,000	6,103
Series YYY, 3.25%, 10/1/2049	348,000	235,673
3.75%, 5/15/2046	335,000	254,530
Series WWW, 4.90%, 7/15/2043	218,000	198,716
5.40%, 4/1/2053	353,000	335,396
6.12%, 10/15/2035	80,000	85,281
6.35%, 8/15/2038	253,000	274,993
6.45%, 4/1/2039	223,000	244,252
Duke Energy Ohio, Inc.:
3.70%, 6/15/2046	435,000	325,358
4.30%, 2/1/2049	456,000	364,298
5.55%, 3/15/2054	247,000	239,279
5.65%, 4/1/2053	282,000	276,969
Duke Energy Progress LLC:
3.60%, 9/15/2047	423,000	311,696
3.70%, 10/15/2046	363,000	272,392
4.00%, 4/1/2052	283,000	217,491
4.10%, 5/15/2042	284,000	235,501
4.10%, 3/15/2043	328,000	270,364
4.15%, 12/1/2044	380,000	310,908
4.20%, 8/15/2045	437,000	359,778
4.38%, 3/30/2044	322,000	275,973
5.35%, 3/15/2053	791,000	752,534
5.55%, 3/15/2055	125,000	122,352
6.30%, 4/1/2038	169,000	182,464
El Paso Electric Co.:
5.00%, 12/1/2044	336,000	294,867
6.00%, 5/15/2035	99,000	101,473
Emera U.S. Finance LP 4.75%, 6/15/2046	844,000	695,675
Security Description	Principal Amount	Value
Entergy Arkansas LLC:
2.65%, 6/15/2051	$14,000	$8,226
4.20%, 4/1/2049	345,000	276,110
5.75%, 6/1/2054 (b)	275,000	273,542
Entergy Corp. 3.75%, 6/15/2050	125,000	89,099
Entergy Louisiana LLC:
2.90%, 3/15/2051	10,000	6,181
3.10%, 6/15/2041	320,000	233,338
4.20%, 9/1/2048	558,000	446,060
4.20%, 4/1/2050	319,000	254,387
4.75%, 9/15/2052	324,000	281,070
5.70%, 3/15/2054	438,000	432,262
5.80%, 3/15/2055	465,000	462,866
Entergy Mississippi LLC:
3.50%, 6/1/2051	228,000	158,649
3.85%, 6/1/2049	316,000	236,238
5.80%, 4/15/2055	200,000	198,900
5.85%, 6/1/2054	170,000	169,463
Entergy Texas, Inc.:
3.55%, 9/30/2049	193,000	136,499
4.50%, 3/30/2039	191,000	172,683
5.00%, 9/15/2052	275,000	244,227
5.25%, 4/15/2035	530,000	528,924
5.55%, 9/15/2054	280,000	268,688
5.80%, 9/1/2053	273,000	272,817
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	263,000	177,301
3.45%, 4/15/2050	324,000	225,669
4.10%, 4/1/2043	295,000	243,227
4.13%, 3/1/2042	201,000	168,645
4.25%, 12/1/2045	289,000	238,307
5.70%, 3/15/2053	266,000	264,460
Evergy Metro, Inc.:
Series 2019, 4.13%, 4/1/2049	232,000	182,814
4.20%, 6/15/2047	296,000	238,126
4.20%, 3/15/2048	246,000	197,410
5.30%, 10/1/2041	55,000	53,027
Exelon Corp.:
4.45%, 4/15/2046	483,000	399,914
4.70%, 4/15/2050	462,000	388,574
4.95%, 6/15/2035	67,000	64,502
5.10%, 6/15/2045	333,000	301,818
5.60%, 3/15/2053	742,000	714,435
5.63%, 6/15/2035	98,000	99,924
5.88%, 3/15/2055	510,000	508,659
FirstEnergy Corp.:
Series C, 3.40%, 3/1/2050 (b)	490,000	332,681
Series C, 4.85%, 7/15/2047	499,000	426,141
FirstEnergy Transmission LLC 5.00%, 1/15/2035	85,000	83,310
Florida Power & Light Co.:
2.88%, 12/4/2051	883,000	558,904

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.70%, 12/1/2047	$513,000	$389,741
3.80%, 12/15/2042	355,000	286,890
3.95%, 3/1/2048	761,000	603,374
3.99%, 3/1/2049	510,000	404,063
4.05%, 6/1/2042	548,000	461,756
4.05%, 10/1/2044	350,000	288,676
4.13%, 2/1/2042	446,000	377,370
4.13%, 6/1/2048	449,000	364,377
5.25%, 2/1/2041	266,000	261,462
5.30%, 4/1/2053	542,000	521,691
5.60%, 6/15/2054	632,000	635,166
5.65%, 2/1/2037	215,000	222,316
5.69%, 3/1/2040	266,000	276,369
5.70%, 3/15/2055 (b)	590,000	602,543
5.80%, 3/15/2065	450,000	460,615
5.95%, 2/1/2038	285,000	303,955
5.96%, 4/1/2039	325,000	346,079
Georgia Power Co.:
Series A, 3.25%, 3/15/2051	117,000	79,257
Series B, 3.70%, 1/30/2050	386,000	286,065
4.30%, 3/15/2042	145,000	124,224
4.30%, 3/15/2043	246,000	208,542
Series 2010-C, 4.75%, 9/1/2040	280,000	258,742
5.13%, 5/15/2052	705,000	653,979
5.20%, 3/15/2035	425,000	427,873
Iberdrola International BV 6.75%, 7/15/2036	339,000	382,812
Idaho Power Co.:
Series K, 4.20%, 3/1/2048	278,000	224,824
Series MTN, 5.50%, 3/15/2053	316,000	305,101
Series MTN, 5.70%, 3/15/2055	250,000	245,230
Series MTN, 5.80%, 4/1/2054	178,000	178,689
Indiana Michigan Power Co.:
3.25%, 5/1/2051	310,000	205,958
Series L, 3.75%, 7/1/2047	204,000	151,827
4.25%, 8/15/2048	336,000	267,980
Series K, 4.55%, 3/15/2046	259,000	220,160
5.63%, 4/1/2053	430,000	421,310
Series H, 6.05%, 3/15/2037 (b)	320,000	337,709
Interstate Power & Light Co.:
3.50%, 9/30/2049	70,000	49,523
3.70%, 9/15/2046	232,000	174,109
5.45%, 9/30/2054	313,000	298,837
6.25%, 7/15/2039	167,000	179,614
ITC Holdings Corp. 5.30%, 7/1/2043	177,000	165,346
Jersey Central Power & Light Co.:
5.10%, 1/15/2035 (c)	60,000	59,300
6.15%, 6/1/2037	21,000	22,236
Security Description	Principal Amount	Value
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	$87,357	$83,011
Johnsonville Aeroderivative Combustion Turbine Generation LLC 5.08%, 10/1/2054	393,000	384,087
Kentucky Utilities Co.:
3.30%, 6/1/2050	465,000	315,349
4.38%, 10/1/2045	545,000	454,307
5.13%, 11/1/2040	369,000	355,952
Louisville Gas & Electric Co. 4.25%, 4/1/2049	370,000	294,960
MidAmerican Energy Co.:
3.65%, 8/1/2048	73,000	54,586
3.95%, 8/1/2047	359,000	282,099
4.25%, 5/1/2046	110,000	91,272
4.25%, 7/15/2049	600,000	490,470
4.40%, 10/15/2044	180,000	154,989
4.80%, 9/15/2043	210,000	191,358
5.30%, 2/1/2055	295,000	279,852
Series MTN, 5.75%, 11/1/2035	51,000	53,493
Series MTN, 5.80%, 10/15/2036	110,000	115,455
5.85%, 9/15/2054	618,000	634,655
Mississippi Power Co.:
Series B, 3.10%, 7/30/2051	339,000	220,791
Series 12-A, 4.25%, 3/15/2042	419,000	354,600
National Grid USA 5.80%, 4/1/2035	101,000	102,373
National Rural Utilities Cooperative Finance Corp.:
4.30%, 3/15/2049 (b)	376,000	310,136
4.40%, 11/1/2048	256,000	213,842
Nevada Power Co.:
Series EE, 3.13%, 8/1/2050	314,000	203,494
Series GG, 5.90%, 5/1/2053	301,000	301,120
6.00%, 3/15/2054	376,000	384,208
Series N, 6.65%, 4/1/2036	67,000	73,571
Series R, 6.75%, 7/1/2037	136,000	152,233
NextEra Energy Capital Holdings, Inc.:
5.25%, 2/28/2053	60,000	55,121
5.45%, 3/15/2035	440,000	443,938
5.55%, 3/15/2054	154,000	147,253
5.90%, 3/15/2055	530,000	529,290
Northern States Power Co.:
2.90%, 3/1/2050	3,000	1,933
3.20%, 4/1/2052	19,000	12,770
3.40%, 8/15/2042	142,000	108,612
3.60%, 5/15/2046	26,000	19,560
3.60%, 9/15/2047	79,000	58,880
4.00%, 8/15/2045	190,000	153,978
4.13%, 5/15/2044	171,000	141,718

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 6/1/2052	$114,000	$96,100
5.10%, 5/15/2053	533,000	493,350
5.35%, 11/1/2039	155,000	155,023
5.65%, 6/15/2054	300,000	302,148
6.20%, 7/1/2037	161,000	175,179
6.25%, 6/1/2036	161,000	177,424
NorthWestern Corp. 4.18%, 11/15/2044	455,000	373,992
NSTAR Electric Co.:
3.10%, 6/1/2051	30,000	20,015
4.40%, 3/1/2044	282,000	239,294
4.55%, 6/1/2052	388,000	326,382
4.95%, 9/15/2052	373,000	336,636
5.50%, 3/15/2040	139,000	139,600
Oglethorpe Power Corp.:
3.75%, 8/1/2050	104,000	73,643
4.50%, 4/1/2047	372,000	305,293
5.05%, 10/1/2048	304,000	268,599
5.25%, 9/1/2050	216,000	194,670
5.38%, 11/1/2040	153,000	148,144
5.80%, 6/1/2054 (c)	200,000	196,108
5.90%, 2/1/2055 (c)	253,000	252,765
5.95%, 11/1/2039	227,000	235,018
6.20%, 12/1/2053	295,000	301,458
Ohio Edison Co. 6.88%, 7/15/2036	65,000	72,975
Ohio Power Co.:
4.00%, 6/1/2049	286,000	217,483
4.15%, 4/1/2048	306,000	239,586
Oklahoma Gas & Electric Co.:
3.85%, 8/15/2047	116,000	88,463
4.15%, 4/1/2047	239,000	189,673
5.60%, 4/1/2053	476,000	463,434
5.80%, 4/1/2055 (f)	290,000	289,403
Oncor Electric Delivery Co. LLC:
2.70%, 11/15/2051	127,000	75,023
3.10%, 9/15/2049	286,000	187,659
3.70%, 5/15/2050	345,000	251,067
3.75%, 4/1/2045	300,000	231,339
3.80%, 9/30/2047	331,000	250,968
3.80%, 6/1/2049	45,000	33,645
4.10%, 11/15/2048	368,000	289,796
4.55%, 12/1/2041	105,000	92,555
4.60%, 6/1/2052	291,000	244,987
4.95%, 9/15/2052	455,000	405,651
5.25%, 9/30/2040	160,000	155,675
5.30%, 6/1/2042	204,000	196,984
5.35%, 4/1/2035 (c)	415,000	419,777
5.35%, 10/1/2052	235,000	220,815
5.55%, 6/15/2054	506,000	493,193
5.80%, 4/1/2055 (c)	300,000	301,167
7.50%, 9/1/2038 (b)	146,000	172,296
Pacific Gas & Electric Co.:
3.30%, 8/1/2040	530,000	388,819
Security Description	Principal Amount	Value
3.75%, 8/15/2042	$294,000	$218,180
3.95%, 12/1/2047	538,000	392,632
4.00%, 12/1/2046	518,000	381,051
4.20%, 6/1/2041	367,000	291,512
4.25%, 3/15/2046	430,000	334,871
4.30%, 3/15/2045	471,000	368,200
4.45%, 4/15/2042	410,000	335,585
4.50%, 7/1/2040	997,000	846,064
4.60%, 6/15/2043	230,000	189,058
4.75%, 2/15/2044	481,000	399,711
4.95%, 7/1/2050	1,504,000	1,254,080
5.25%, 3/1/2052	358,000	308,532
5.70%, 3/1/2035	315,000	315,120
5.90%, 10/1/2054	350,000	330,921
6.15%, 3/1/2055	570,000	557,506
6.70%, 4/1/2053	591,000	615,651
6.75%, 1/15/2053	1,017,000	1,062,460
PacifiCorp:
2.90%, 6/15/2052	615,000	369,043
3.30%, 3/15/2051	420,000	274,966
4.10%, 2/1/2042	293,000	236,495
4.13%, 1/15/2049	437,000	336,953
4.15%, 2/15/2050	498,000	384,087
5.25%, 6/15/2035	139,000	139,032
5.35%, 12/1/2053	840,000	769,423
5.50%, 5/15/2054	775,000	726,307
5.75%, 4/1/2037	420,000	425,246
5.80%, 1/15/2055	950,000	926,297
6.00%, 1/15/2039	534,000	550,244
6.10%, 8/1/2036	181,000	189,212
6.25%, 10/15/2037	313,000	329,458
6.35%, 7/15/2038	286,000	302,319
7.70%, 11/15/2031	1,000	1,151
PECO Energy Co.:
3.70%, 9/15/2047	260,000	197,226
3.90%, 3/1/2048	362,000	283,091
4.15%, 10/1/2044	165,000	138,146
4.38%, 8/15/2052	213,000	175,263
4.60%, 5/15/2052	304,000	260,516
5.25%, 9/15/2054	390,000	369,357
Potomac Electric Power Co.:
4.15%, 3/15/2043	80,000	66,856
5.50%, 3/15/2054	262,000	255,937
6.50%, 11/15/2037	225,000	251,116
PPL Electric Utilities Corp.:
3.95%, 6/1/2047	88,000	70,213
4.13%, 6/15/2044	134,000	112,051
4.15%, 10/1/2045	110,000	91,546
4.15%, 6/15/2048	72,000	59,018
4.75%, 7/15/2043	111,000	100,962
5.25%, 5/15/2053	235,000	224,686
6.25%, 5/15/2039	135,000	148,588
Progress Energy, Inc.:
6.00%, 12/1/2039	268,000	275,059
7.75%, 3/1/2031	18,000	20,529

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Public Service Co. of Colorado:
Series 34, 3.20%, 3/1/2050	$463,000	$309,659
3.60%, 9/15/2042	319,000	246,871
3.80%, 6/15/2047	358,000	270,165
4.05%, 9/15/2049	336,000	259,775
4.10%, 6/15/2048	290,000	225,350
4.30%, 3/15/2044	221,000	183,315
Series 39, 4.50%, 6/1/2052	308,000	255,212
5.25%, 4/1/2053	455,000	419,323
5.75%, 5/15/2054	492,000	486,135
5.85%, 5/15/2055	575,000	571,331
Series 17, 6.25%, 9/1/2037	214,000	230,977
6.50%, 8/1/2038	198,000	215,866
Public Service Co. of New Hampshire:
3.60%, 7/1/2049	95,000	69,692
5.15%, 1/15/2053	293,000	274,503
Public Service Electric & Gas Co.:
Series MTN, 3.00%, 3/1/2051	20,000	13,063
Series MTN, 3.20%, 8/1/2049	40,000	27,499
Series MTN, 3.60%, 12/1/2047	184,000	138,386
Series MTN, 3.65%, 9/1/2042	52,000	40,933
Series MTN, 3.80%, 3/1/2046	110,000	85,993
Series MTN, 3.85%, 5/1/2049	255,000	197,977
Series MTN, 3.95%, 5/1/2042	175,000	144,147
Series MTN, 4.05%, 5/1/2048	57,000	46,077
Series MTN, 4.15%, 11/1/2045	53,000	43,675
Series MTN, 5.13%, 3/15/2053	154,000	144,700
5.30%, 8/1/2054	359,000	344,532
5.45%, 8/1/2053	318,000	310,699
Series MTN, 5.45%, 3/1/2054	789,000	774,688
Series MTN, 5.50%, 3/1/2040	125,000	127,235
Series Q, 5.50%, 3/1/2055	425,000	419,080
Series MTN, 5.80%, 5/1/2037	56,000	59,106
Puget Sound Energy, Inc.:
2.89%, 9/15/2051	72,000	44,796
3.25%, 9/15/2049	326,000	219,695
4.22%, 6/15/2048	415,000	335,013
4.30%, 5/20/2045	324,000	267,695
5.45%, 6/1/2053	303,000	290,177
5.64%, 4/15/2041 (b)	103,000	101,885
5.69%, 6/15/2054	254,000	251,417
Security Description	Principal Amount	Value
5.76%, 10/1/2039	$275,000	$283,825
5.80%, 3/15/2040	176,000	180,352
6.27%, 3/15/2037	119,000	128,117
San Diego Gas & Electric Co.:
Series WWW, 2.95%, 8/15/2051 (b)	381,000	239,169
Series UUU, 3.32%, 4/15/2050	380,000	257,682
3.70%, 3/15/2052	460,000	332,401
Series RRR, 3.75%, 6/1/2047	416,000	309,321
4.10%, 6/15/2049	477,000	370,934
4.15%, 5/15/2048	394,000	309,105
4.50%, 8/15/2040	116,000	103,074
5.35%, 4/1/2053	509,000	476,999
5.55%, 4/15/2054	409,000	394,767
6.00%, 6/1/2039	287,000	300,145
Sempra:
3.80%, 2/1/2038	20,000	16,425
4.00%, 2/1/2048	350,000	259,745
6.00%, 10/15/2039	303,000	307,030
Sierra Pacific Power Co. 5.90%, 3/15/2054	332,000	334,238
Southaven Combined Cycle Generation LLC 3.85%, 8/15/2033	392	371
Southern California Edison Co.:
Series 20A, 2.95%, 2/1/2051	282,000	170,957
3.45%, 2/1/2052	373,000	245,024
Series C, 3.60%, 2/1/2045	313,000	223,435
3.65%, 2/1/2050	533,000	370,153
Series H, 3.65%, 6/1/2051	181,000	123,974
Series 2013-A, 3.90%, 3/15/2043	355,000	269,591
4.00%, 4/1/2047	809,000	602,252
4.05%, 3/15/2042	345,000	271,060
Series C, 4.13%, 3/1/2048	570,000	429,358
4.50%, 9/1/2040	376,000	321,563
4.65%, 10/1/2043	489,000	409,850
Series B, 4.88%, 3/1/2049	481,000	400,784
Series 2005-E, 5.35%, 7/15/2035	122,000	119,278
5.45%, 3/1/2035	265,000	262,657
Series E, 5.45%, 6/1/2052	289,000	259,299
5.50%, 3/15/2040	394,000	373,449
Series 2006-E, 5.55%, 1/15/2037	176,000	171,271
Series 2006-A, 5.63%, 2/1/2036	165,000	162,759
5.70%, 3/1/2053	255,000	238,175
5.75%, 4/15/2054	236,000	221,486
Series 2004-G, 5.75%, 4/1/2035	115,000	116,763
5.88%, 12/1/2053	377,000	361,238
5.90%, 3/1/2055	250,000	240,510

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2008-A, 5.95%, 2/1/2038	$461,000	$463,545
6.05%, 3/15/2039	244,000	246,291
6.20%, 9/15/2055	175,000	174,468
Southern Co.:
4.25%, 7/1/2036	200,000	181,566
4.40%, 7/1/2046	627,000	519,413
4.85%, 3/15/2035	300,000	290,532
Southern Power Co.:
Series F, 4.95%, 12/15/2046	378,000	331,593
5.15%, 9/15/2041	165,000	155,219
5.25%, 7/15/2043	231,000	216,234
Southwestern Electric Power Co.:
3.25%, 11/1/2051	374,000	243,130
Series L, 3.85%, 2/1/2048	307,000	224,085
Series J, 3.90%, 4/1/2045	204,000	156,344
6.20%, 3/15/2040	204,000	216,395
Southwestern Public Service Co.:
Series 8, 3.15%, 5/1/2050	167,000	108,978
3.40%, 8/15/2046 (b)	234,000	163,636
3.70%, 8/15/2047	289,000	211,588
3.75%, 6/15/2049	281,000	205,675
Series 6, 4.40%, 11/15/2048	227,000	184,680
4.50%, 8/15/2041	318,000	274,917
6.00%, 6/1/2054	396,000	399,853
Tampa Electric Co.:
3.45%, 3/15/2051	246,000	171,354
3.63%, 6/15/2050	178,000	129,723
4.10%, 6/15/2042	72,000	60,165
4.30%, 6/15/2048	142,000	115,158
4.35%, 5/15/2044	211,000	178,052
4.45%, 6/15/2049	390,000	324,211
5.00%, 7/15/2052	215,000	193,620
Toledo Edison Co. 6.15%, 5/15/2037	199,000	215,250
Tucson Electric Power Co.:
3.25%, 5/1/2051 (b)	169,000	112,052
4.00%, 6/15/2050	356,000	270,635
4.85%, 12/1/2048	272,000	238,280
5.50%, 4/15/2053	216,000	206,725
5.90%, 4/15/2055 (b)	170,000	171,428
Union Electric Co.:
3.25%, 10/1/2049	291,000	198,968
3.65%, 4/15/2045	257,000	196,199
3.90%, 9/15/2042	293,000	239,193
3.90%, 4/1/2052	319,000	243,209
4.00%, 4/1/2048	352,000	276,535
5.13%, 3/15/2055	419,000	384,567
5.25%, 1/15/2054	365,000	341,706
5.30%, 8/1/2037	69,000	70,067
5.45%, 3/15/2053	336,000	323,696
8.45%, 3/15/2039	265,000	339,576
Security Description	Principal Amount	Value
Virginia Electric & Power Co.:
2.95%, 11/15/2051	$43,000	$26,692
Series B, 3.80%, 9/15/2047	509,000	384,992
4.00%, 1/15/2043	407,000	329,914
Series C, 4.00%, 11/15/2046	488,000	383,124
Series B, 4.20%, 5/15/2045	421,000	344,887
4.45%, 2/15/2044	427,000	365,341
4.60%, 12/1/2048	514,000	439,393
Series C, 4.63%, 5/15/2052	402,000	338,753
Series D, 4.65%, 8/15/2043	42,000	37,220
5.35%, 1/15/2054	357,000	335,248
5.45%, 4/1/2053	447,000	427,193
5.55%, 8/15/2054	375,000	363,229
5.65%, 3/15/2055 (b)	850,000	834,334
5.70%, 8/15/2053 (b)	491,000	484,254
Series A, 6.00%, 5/15/2037	304,000	318,905
Series B, 6.00%, 1/15/2036	135,000	142,318
6.35%, 11/30/2037	231,000	248,725
8.88%, 11/15/2038	445,000	587,369
Wisconsin Electric Power Co.:
4.30%, 10/15/2048 (b)	213,000	178,149
5.05%, 10/1/2054	343,000	314,991
5.70%, 12/1/2036	302,000	316,735
Wisconsin Power & Light Co.:
3.65%, 4/1/2050	10,000	7,251
6.38%, 8/15/2037	167,000	181,549
Wisconsin Public Service Corp.:
3.67%, 12/1/2042	203,000	160,674
4.75%, 11/1/2044	144,000	129,989
Xcel Energy, Inc.:
5.60%, 4/15/2035 (b)	525,000	527,620
6.50%, 7/1/2036	142,000	151,798
		155,566,380
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
2.75%, 10/15/2050	110,000	69,269
2.80%, 12/21/2051	552,000	346,998
5.25%, 11/15/2039	176,000	179,900
6.13%, 4/15/2039	62,000	67,821
		663,988
ELECTRONICS — 0.3%
Amphenol Corp.:
5.00%, 1/15/2035	155,000	154,710
5.38%, 11/15/2054	326,000	320,970
Fortive Corp. 4.30%, 6/15/2046	422,000	345,449
Honeywell International, Inc.:
2.80%, 6/1/2050	344,000	218,715
3.81%, 11/21/2047	318,000	246,402
5.00%, 3/1/2035	145,000	144,432
5.25%, 3/1/2054	936,000	889,331
5.35%, 3/1/2064	429,000	405,174

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.38%, 3/1/2041	$224,000	$224,365
5.70%, 3/15/2036	150,000	155,970
5.70%, 3/15/2037	269,000	281,759
Tyco Electronics Group SA 7.13%, 10/1/2037	194,000	226,266
		3,613,543
ENTERTAINMENT — 0.5%
Warnermedia Holdings, Inc.:
5.05%, 3/15/2042	2,339,000	1,869,586
5.14%, 3/15/2052	3,575,000	2,605,853
5.39%, 3/15/2062	1,703,000	1,229,192
		5,704,631
ENVIRONMENTAL CONTROL — 0.2%
Nature Conservancy Series A, 3.96%, 3/1/2052	227,000	184,642
Republic Services, Inc.:
5.20%, 11/15/2034	200,000	201,864
5.70%, 5/15/2041	172,000	174,417
6.20%, 3/1/2040	196,000	211,666
Waste Connections, Inc. 3.05%, 4/1/2050	45,000	29,567
Waste Management, Inc.:
2.50%, 11/15/2050	292,000	173,679
2.95%, 6/1/2041	205,000	152,692
4.10%, 3/1/2045	368,000	306,640
4.15%, 7/15/2049	460,000	379,872
4.95%, 3/15/2035	275,000	273,595
5.35%, 10/15/2054	718,000	701,120
		2,789,754
FOOD — 1.7%
Campbell's Co.:
3.13%, 4/24/2050	258,000	169,029
4.75%, 3/23/2035	145,000	139,019
4.80%, 3/15/2048	240,000	210,029
5.25%, 10/13/2054	242,000	219,995
Conagra Brands, Inc.:
5.30%, 11/1/2038	456,000	433,528
5.40%, 11/1/2048 (b)	657,000	596,924
Flowers Foods, Inc.:
5.75%, 3/15/2035 (b)	195,000	196,753
6.20%, 3/15/2055 (b)	155,000	156,951
General Mills, Inc.:
3.00%, 2/1/2051 (b)	17,000	10,855
4.15%, 2/15/2043	171,000	140,126
4.70%, 4/17/2048	176,000	152,879
5.25%, 1/30/2035 (b)	200,000	200,010
5.40%, 6/15/2040	42,000	41,278
Hershey Co.:
2.65%, 6/1/2050	225,000	138,620
3.13%, 11/15/2049	115,000	78,168
3.38%, 8/15/2046	338,000	248,477
Hormel Foods Corp. 3.05%, 6/3/2051	316,000	208,017
Security Description	Principal Amount	Value
Ingredion, Inc. 3.90%, 6/1/2050	$102,000	$76,712
J.M. Smucker Co.:
4.25%, 3/15/2035	225,000	207,965
4.38%, 3/15/2045	223,000	185,527
6.50%, 11/15/2043	235,000	252,214
6.50%, 11/15/2053 (b)	513,000	554,568
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL:
4.38%, 2/2/2052	343,000	265,736
6.50%, 12/1/2052	1,018,000	1,059,626
7.25%, 11/15/2053	719,000	811,952
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 6.38%, 2/25/2055 (c)	625,000	643,638
Kellanova:
4.50%, 4/1/2046	298,000	255,398
5.75%, 5/16/2054	112,000	112,680
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	190,000	192,962
Kraft Heinz Foods Co.:
4.38%, 6/1/2046	1,519,000	1,241,919
4.63%, 10/1/2039	222,000	201,338
4.88%, 10/1/2049	1,100,000	952,468
5.00%, 7/15/2035 (b)	542,000	533,274
5.00%, 6/4/2042	438,000	398,238
5.20%, 7/15/2045	614,000	562,762
5.50%, 6/1/2050	414,000	390,642
6.50%, 2/9/2040	226,000	242,794
6.88%, 1/26/2039	214,000	237,651
Kroger Co.:
3.88%, 10/15/2046	228,000	173,880
3.95%, 1/15/2050	20,000	15,135
4.45%, 2/1/2047	484,000	401,638
4.65%, 1/15/2048	251,000	213,503
5.00%, 4/15/2042	137,000	127,359
5.15%, 8/1/2043	143,000	133,164
5.40%, 7/15/2040	143,000	140,445
5.40%, 1/15/2049	276,000	259,940
5.50%, 9/15/2054	1,270,000	1,198,423
5.65%, 9/15/2064	1,157,000	1,091,051
6.90%, 4/15/2038	113,000	126,988
McCormick & Co., Inc. 4.20%, 8/15/2047	135,000	110,790
Mondelez International, Inc. 2.63%, 9/4/2050	40,000	23,740
Sysco Corp.:
3.30%, 2/15/2050	123,000	82,249
4.45%, 3/15/2048	241,000	197,061
4.50%, 4/1/2046	286,000	238,616
4.85%, 10/1/2045	140,000	124,194
5.38%, 9/21/2035 (b)	138,000	139,529
5.40%, 3/23/2035	640,000	644,038
6.60%, 4/1/2040	198,000	216,392

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
6.60%, 4/1/2050	$756,000	$820,608
Tyson Foods, Inc.:
4.55%, 6/2/2047	70,000	58,597
5.10%, 9/28/2048	988,000	889,753
5.15%, 8/15/2044	317,000	291,605
		20,439,420
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA 5.50%, 11/2/2047 (b)	219,000	197,580
Georgia-Pacific LLC:
7.75%, 11/15/2029	85,000	96,303
8.88%, 5/15/2031	26,000	31,619
International Paper Co.:
4.35%, 8/15/2048	420,000	338,982
4.40%, 8/15/2047	230,000	187,818
4.80%, 6/15/2044	333,000	291,012
5.15%, 5/15/2046	264,000	240,098
6.00%, 11/15/2041	297,000	301,710
7.30%, 11/15/2039	374,000	430,672
		2,115,794
GAS — 0.8%
Atmos Energy Corp.:
3.38%, 9/15/2049	397,000	276,510
4.13%, 10/15/2044	297,000	245,548
4.13%, 3/15/2049	369,000	293,573
4.15%, 1/15/2043	138,000	116,164
4.30%, 10/1/2048	499,000	413,846
5.00%, 12/15/2054 (b)	334,000	301,983
5.50%, 6/15/2041	151,000	152,611
5.75%, 10/15/2052	354,000	356,616
6.20%, 11/15/2053	253,000	270,573
CenterPoint Energy Resources Corp.:
4.10%, 9/1/2047	117,000	94,965
5.85%, 1/15/2041	156,000	159,493
Eastern Energy Gas Holdings LLC Series C, 3.90%, 11/15/2049	103,000	70,168
National Fuel Gas Co. 5.95%, 3/15/2035	140,000	142,576
NiSource, Inc.:
3.95%, 3/30/2048	263,000	202,389
4.38%, 5/15/2047	369,000	303,669
4.80%, 2/15/2044	235,000	208,083
5.00%, 6/15/2052	62,000	55,077
5.25%, 2/15/2043	156,000	145,548
5.65%, 2/1/2045	177,000	172,285
5.85%, 4/1/2055	90,000	89,410
5.95%, 6/15/2041	1,082,000	1,097,245
ONE Gas, Inc.:
4.50%, 11/1/2048	377,000	314,501
4.66%, 2/1/2044	227,000	202,109
Security Description	Principal Amount	Value
Piedmont Natural Gas Co., Inc.:
3.35%, 6/1/2050	$20,000	$13,370
3.64%, 11/1/2046	91,000	65,759
4.65%, 8/1/2043	162,000	140,998
5.10%, 2/15/2035	150,000	148,386
Southern California Gas Co.:
3.75%, 9/15/2042	185,000	143,756
Series WW, 3.95%, 2/15/2050	444,000	336,192
Series UU, 4.13%, 6/1/2048	384,000	298,045
Series VV, 4.30%, 1/15/2049	291,000	233,260
5.60%, 4/1/2054 (b)	408,000	396,401
5.75%, 6/1/2053	445,000	436,781
6.35%, 11/15/2052	288,000	307,575
Southern Co. Gas Capital Corp.:
Series 21A, 3.15%, 9/30/2051	110,000	69,670
3.95%, 10/1/2046	139,000	106,548
4.40%, 6/1/2043	136,000	115,177
4.40%, 5/30/2047	151,000	123,295
5.88%, 3/15/2041	183,000	185,577
Southwest Gas Corp.:
3.80%, 9/29/2046 (b)	145,000	109,055
4.15%, 6/1/2049	133,000	102,363
Spire Missouri, Inc. 3.30%, 6/1/2051	334,000	226,723
Washington Gas Light Co.:
Series MTN, 3.65%, 9/15/2049	291,000	214,807
Series K, 3.80%, 9/15/2046 (b)	221,000	168,669
		9,627,349
HAND & MACHINE TOOLS — 0.1%
Snap-on, Inc.:
3.10%, 5/1/2050	256,000	171,641
4.10%, 3/1/2048	358,000	291,265
Stanley Black & Decker, Inc.:
2.75%, 11/15/2050 (b)	336,000	192,414
4.85%, 11/15/2048	228,000	192,637
5.20%, 9/1/2040	200,000	189,192
		1,037,149
HEALTH CARE PRODUCTS — 1.0%
Abbott Laboratories:
4.75%, 11/30/2036	733,000	720,950
4.75%, 4/15/2043	239,000	225,996
4.90%, 11/30/2046	1,603,000	1,516,566
5.30%, 5/27/2040	232,000	237,137
6.00%, 4/1/2039 (b)	369,000	405,003
6.15%, 11/30/2037	237,000	262,425
Baxter International, Inc.:
3.13%, 12/1/2051	459,000	291,759
3.50%, 8/15/2046	213,000	151,539

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Boston Scientific Corp.:
4.55%, 3/1/2039	$138,000	$129,055
4.70%, 3/1/2049 (b)	530,000	475,177
7.38%, 1/15/2040	231,000	279,080
Danaher Corp.:
2.60%, 10/1/2050	649,000	393,203
2.80%, 12/10/2051	347,000	217,691
4.38%, 9/15/2045	291,000	252,044
DH Europe Finance II SARL:
3.25%, 11/15/2039	256,000	202,683
3.40%, 11/15/2049	558,000	399,550
GE HealthCare Technologies, Inc. 6.38%, 11/22/2052 (b)	382,000	414,050
Koninklijke Philips NV:
5.00%, 3/15/2042	249,000	228,614
6.88%, 3/11/2038	291,000	320,740
Medtronic, Inc.:
4.00%, 4/1/2043	33,000	28,401
4.38%, 3/15/2035 (b)	411,000	394,955
4.63%, 3/15/2045	926,000	830,705
Revvity, Inc. 3.63%, 3/15/2051	350,000	245,385
Solventum Corp.:
5.90%, 4/30/2054	729,000	720,748
6.00%, 5/15/2064	277,000	272,272
STERIS Irish FinCo UnLtd Co. 3.75%, 3/15/2051	397,000	286,312
Stryker Corp.:
4.10%, 4/1/2043	301,000	251,311
4.38%, 5/15/2044	219,000	188,493
4.63%, 3/15/2046 (b)	218,000	193,983
Thermo Fisher Scientific, Inc.:
2.80%, 10/15/2041	450,000	321,962
4.10%, 8/15/2047	399,000	328,616
5.30%, 2/1/2044	246,000	240,578
5.40%, 8/10/2043 (b)	233,000	232,993
Zimmer Biomet Holdings, Inc.:
4.45%, 8/15/2045	159,000	134,043
5.75%, 11/30/2039	115,000	117,228
		11,911,247
HEALTH CARE SERVICES — 6.1%
AdventHealth Obligated Group Series E, 2.80%, 11/15/2051	352,000	220,989
Adventist Health System 3.63%, 3/1/2049 (b)	224,000	156,628
Advocate Health & Hospitals Corp.:
Series 2020, 3.01%, 6/15/2050	185,000	123,543
3.39%, 10/15/2049	225,000	162,119
4.27%, 8/15/2048	376,000	319,175
Aetna, Inc.:
3.88%, 8/15/2047	224,000	162,884
Security Description	Principal Amount	Value
4.50%, 5/15/2042	$522,000	$432,409
4.75%, 3/15/2044	365,000	309,911
6.63%, 6/15/2036	214,000	228,364
6.75%, 12/15/2037	258,000	277,587
AHS Hospital Corp.:
Series 2021, 2.78%, 7/1/2051	202,000	126,185
5.02%, 7/1/2045	261,000	247,720
Allina Health System:
Series 2021, 2.90%, 11/15/2051	193,000	121,420
Series 2019, 3.89%, 4/15/2049	229,000	175,755
Ascension Health:
Series B, 3.11%, 11/15/2039	111,000	87,102
3.95%, 11/15/2046	614,000	498,292
4.85%, 11/15/2053	317,000	290,762
Banner Health:
2.91%, 1/1/2042	25,000	18,176
2.91%, 1/1/2051 (b)	264,000	171,122
Series 2020, 3.18%, 1/1/2050	325,000	222,908
Baptist Health South Florida Foundation, Inc. Series 2021, 3.12%, 11/15/2071	147,000	89,552
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	385,000	271,937
BayCare Health System, Inc. Series 2020, 3.83%, 11/15/2050	137,000	106,831
Baylor Scott & White Holdings:
Series 2021, 2.84%, 11/15/2050	651,000	416,341
3.97%, 11/15/2046	214,000	174,618
4.19%, 11/15/2045	229,000	192,092
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	192,000	122,580
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	294,000	201,899
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	251,000	173,546
Children's Health System of Texas 2.51%, 8/15/2050	200,000	120,130
Children's Hospital Series 2020, 2.93%, 7/15/2050	343,000	218,453
Children's Hospital Corp.:
Series 2020, 2.59%, 2/1/2050	170,000	103,103

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2017, 4.12%, 1/1/2047	$173,000	$145,265
Children's Hospital Medical Center Series 2014-T, 4.27%, 5/15/2044	96,000	84,086
Children's Hospital of Philadelphia Series 2020, 2.70%, 7/1/2050	244,000	153,395
Cigna Group:
3.40%, 3/15/2050	636,000	428,880
3.40%, 3/15/2051	774,000	518,325
3.88%, 10/15/2047	723,000	538,917
4.80%, 8/15/2038	671,000	626,419
4.80%, 7/15/2046	723,000	628,677
4.90%, 12/15/2048	1,768,000	1,542,262
5.60%, 2/15/2054	997,000	950,101
City of Hope:
Series 2018, 4.38%, 8/15/2048	143,000	117,359
Series 2013, 5.62%, 11/15/2043	248,000	242,318
Cleveland Clinic Foundation 4.86%, 1/1/2114 (b)	207,000	178,076
CommonSpirit Health:
AGM, 3.82%, 10/1/2049	357,000	268,875
3.91%, 10/1/2050	342,000	252,543
4.19%, 10/1/2049	423,000	329,893
4.35%, 11/1/2042	400,000	334,956
5.55%, 12/1/2054	320,000	302,691
6.46%, 11/1/2052	205,000	218,157
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050	250,000	160,905
Corewell Health Obligated Group Series 19A, 3.49%, 7/15/2049	301,000	221,870
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	204,000	144,691
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	5,000	3,917
Dignity Health:
4.50%, 11/1/2042 (b)	166,000	140,733
5.27%, 11/1/2064	285,000	255,976
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047 (b)	276,000	220,160
Elevance Health, Inc.:
3.60%, 3/15/2051	335,000	237,254
3.70%, 9/15/2049	210,000	151,925
4.38%, 12/1/2047	488,000	399,452
Security Description	Principal Amount	Value
4.55%, 3/1/2048	$400,000	$334,612
4.55%, 5/15/2052	358,000	293,553
4.63%, 5/15/2042	344,000	303,085
4.65%, 1/15/2043	454,000	399,279
4.65%, 8/15/2044	327,000	284,206
5.10%, 1/15/2044	265,000	244,664
5.13%, 2/15/2053	606,000	543,594
5.20%, 2/15/2035 (b)	170,000	170,401
5.65%, 6/15/2054	584,000	563,210
5.70%, 2/15/2055	1,349,000	1,314,749
5.85%, 1/15/2036	95,000	98,532
5.85%, 11/1/2064	612,000	597,685
5.95%, 12/15/2034	105,000	110,679
6.10%, 10/15/2052	566,000	578,803
6.38%, 6/15/2037 (b)	100,000	107,972
Franciscan Missionaries of Our Lady Health System, Inc. Series B, 3.91%, 7/1/2049 (b)	148,000	114,018
Fred Hutchinson Cancer Center Series 2022, 4.97%, 1/1/2052	186,000	173,194
Hackensack Meridian Health, Inc.:
Series 2020, 2.68%, 9/1/2041	267,000	188,190
Series 2020, 2.88%, 9/1/2050	206,000	132,464
4.21%, 7/1/2048 (b)	315,000	262,417
4.50%, 7/1/2057	82,000	69,273
Hartford HealthCare Corp. 3.45%, 7/1/2054	77,000	54,622
HCA, Inc.:
3.50%, 7/15/2051	778,000	513,200
4.38%, 3/15/2042	220,000	181,663
4.63%, 3/15/2052	831,000	659,739
5.13%, 6/15/2039	731,000	677,308
5.25%, 6/15/2049	989,000	868,461
5.50%, 6/15/2047	758,000	698,512
5.90%, 6/1/2053	740,000	705,871
5.95%, 9/15/2054	613,000	587,996
6.00%, 4/1/2054	888,000	859,442
6.10%, 4/1/2064	306,000	294,501
6.20%, 3/1/2055	685,000	679,842
Hoag Memorial Hospital Presbyterian 3.80%, 7/15/2052	153,000	116,811
Humana, Inc.:
3.95%, 8/15/2049	204,000	148,859
4.63%, 12/1/2042	192,000	160,316
4.80%, 3/15/2047	184,000	151,896
4.95%, 10/1/2044	371,000	319,316
5.50%, 3/15/2053	335,000	300,163
5.55%, 5/1/2035	535,000	528,949
5.75%, 4/15/2054	449,000	416,982

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 5/1/2055 (b)	$500,000	$478,360
Indiana University Health, Inc. Obligated Group:
Series 2021, 2.85%, 11/1/2051	190,000	120,399
3.97%, 11/1/2048	260,000	207,498
Inova Health System Foundation 4.07%, 5/15/2052 (b)	240,000	192,943
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	523,000	385,833
Iowa Health System Series 2020, 3.67%, 2/15/2050	221,000	164,373
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	588,000	466,743
Kaiser Foundation Hospitals:
Series 2021, 2.81%, 6/1/2041	735,000	527,245
Series 2021, 3.00%, 6/1/2051	708,000	460,002
Series 2019, 3.27%, 11/1/2049	699,000	486,679
4.15%, 5/1/2047	926,000	768,700
4.88%, 4/1/2042	305,000	284,556
Laboratory Corp. of America Holdings:
4.70%, 2/1/2045 (b)	300,000	259,872
4.80%, 10/1/2034 (b)	240,000	231,058
Mass General Brigham, Inc.:
Series 2020, 3.19%, 7/1/2049	344,000	237,284
Series 2020, 3.34%, 7/1/2060	334,000	220,784
Series 2017, 3.77%, 7/1/2048	147,000	113,353
Series 2015, 4.12%, 7/1/2055 (b)	169,000	134,717
Mayo Clinic:
Series 2021, 3.20%, 11/15/2061	10,000	6,406
Series 2012-B, 3.77%, 11/15/2043	146,000	119,552
Series 2013, 4.00%, 11/15/2047	230,000	188,450
Series 2016, 4.13%, 11/15/2052	297,000	244,407
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	229,000	197,219
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	202,000	146,515
Memorial Health Services 3.45%, 11/1/2049	287,000	206,227
Security Description	Principal Amount	Value
Memorial Sloan-Kettering Cancer Center:
Series 2020, 2.96%, 1/1/2050	$474,000	$311,996
4.13%, 7/1/2052	240,000	194,057
Series 2015, 4.20%, 7/1/2055	293,000	238,531
5.00%, 7/1/2042	190,000	182,366
Methodist Hospital Series 20A, 2.71%, 12/1/2050	184,000	114,008
Montefiore Obligated Group:
4.29%, 9/1/2050	430,000	304,500
Series 18-C, 5.25%, 11/1/2048	203,000	173,273
Mount Nittany Medical Center Obligated Group Series 2022, 3.80%, 11/15/2052	317,000	237,227
Mount Sinai Hospital:
Series 2020, 3.39%, 7/1/2050	124,000	76,310
Series 2019, 3.74%, 7/1/2049	316,000	213,344
Series 2017, 3.98%, 7/1/2048	250,000	184,047
MultiCare Health System 2.80%, 8/15/2050	275,000	165,781
MyMichigan Health Series 2020, 3.41%, 6/1/2050	148,000	105,491
Nationwide Children's Hospital, Inc. 4.56%, 11/1/2052 (b)	304,000	266,116
New York & Presbyterian Hospital:
2.26%, 8/1/2040	127,000	88,430
2.61%, 8/1/2060 (b)	238,000	132,635
Series 2019, 3.95%, 8/1/2119 (b)	260,000	181,418
4.02%, 8/1/2045	323,000	268,306
4.06%, 8/1/2056	308,000	241,771
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	371,000	276,135
3.98%, 11/1/2046	249,000	192,918
4.26%, 11/1/2047	457,000	368,977
Northwestern Memorial Healthcare Obligated Group Series 2021, 2.63%, 7/15/2051	240,000	146,592
Novant Health, Inc.:
2.64%, 11/1/2036	170,000	133,132
3.17%, 11/1/2051	356,000	236,021
3.32%, 11/1/2061	245,000	156,908

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery Series 2020, 2.67%, 10/1/2050	$206,000	$125,689
NYU Langone Hospitals:
Series 2020, 3.38%, 7/1/2055 (b)	271,000	186,505
4.37%, 7/1/2047	283,000	243,089
4.78%, 7/1/2044	238,000	220,352
Series 13-A, 5.75%, 7/1/2043	226,000	233,777
OhioHealth Corp.:
2.83%, 11/15/2041	145,000	104,839
Series 2020, 3.04%, 11/15/2050	250,000	169,655
Orlando Health Obligated Group:
3.33%, 10/1/2050	181,000	129,375
4.09%, 10/1/2048	294,000	239,445
5.48%, 10/1/2035	240,000	244,646
PeaceHealth Obligated Group:
Series 2020, 3.22%, 11/15/2050	313,000	204,855
Series 2018, 4.79%, 11/15/2048	80,000	68,384
Piedmont Healthcare, Inc.:
Series 2042, 2.72%, 1/1/2042	340,000	237,803
2.86%, 1/1/2052	245,000	152,059
Presbyterian Healthcare Services 4.88%, 8/1/2052 (b)	200,000	182,996
Providence St. Joseph Health Obligated Group:
Series 21A, 2.70%, 10/1/2051	626,000	361,221
Series I, 3.74%, 10/1/2047	157,000	115,700
Series A, 3.93%, 10/1/2048	281,000	212,515
Queen's Health Systems 4.81%, 7/1/2052	145,000	132,543
Quest Diagnostics, Inc.:
4.70%, 3/30/2045	130,000	114,082
5.00%, 12/15/2034	195,000	191,763
Rady Children's Hospital-San Diego Series 21A, 3.15%, 8/15/2051 (b)	134,000	90,439
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050 (b)	263,000	165,251
Sentara Health Series 2021, 2.93%, 11/1/2051	176,000	113,120
Security Description	Principal Amount	Value
Sharp HealthCare Series 20B, 2.68%, 8/1/2050	$216,000	$135,698
Stanford Health Care:
3.03%, 8/15/2051 (b)	190,000	125,700
Series 2018, 3.80%, 11/15/2048	452,000	352,289
Summa Health AGM, 3.51%, 11/15/2051	38,000	27,835
Sutter Health:
Series 20A, 3.16%, 8/15/2040	167,000	128,101
Series 20A, 3.36%, 8/15/2050	40,000	28,094
Series 2018, 4.09%, 8/15/2048	326,000	264,572
5.55%, 8/15/2053 (b)	445,000	447,465
Texas Health Resources:
2.33%, 11/15/2050 (b)	280,000	160,432
4.33%, 11/15/2055	239,000	199,923
Toledo Hospital AGM, 5.75%, 11/15/2038	509,000	508,613
Trinity Health Corp.:
Series 2021, 2.63%, 12/1/2040	237,000	171,711
Series 2019, 3.43%, 12/1/2048	236,000	178,397
4.13%, 12/1/2045	266,000	222,727
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	151,000	140,744
UnitedHealth Group, Inc.:
2.75%, 5/15/2040	371,000	267,543
3.05%, 5/15/2041	639,000	470,342
3.13%, 5/15/2060	380,000	229,786
3.25%, 5/15/2051	262,000	175,011
3.50%, 8/15/2039	372,000	302,536
3.70%, 8/15/2049	624,000	457,785
3.75%, 10/15/2047	681,000	513,202
3.88%, 8/15/2059	562,653	402,657
3.95%, 10/15/2042	289,000	236,243
4.20%, 1/15/2047	524,000	426,400
4.25%, 3/15/2043	366,000	311,426
4.25%, 4/15/2047	474,000	390,012
4.25%, 6/15/2048	877,000	711,510
4.38%, 3/15/2042	256,000	221,788
4.45%, 12/15/2048	613,000	511,309
4.63%, 7/15/2035 (b)	206,000	199,340
4.63%, 11/15/2041	241,000	216,047
4.75%, 7/15/2045	1,240,000	1,108,126
4.75%, 5/15/2052	1,053,000	909,308
4.95%, 5/15/2062	484,000	419,933
5.05%, 4/15/2053	1,052,000	950,135
5.20%, 4/15/2063	899,000	810,520
5.38%, 4/15/2054	1,928,000	1,826,202
5.50%, 7/15/2044	1,755,000	1,728,342

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 4/15/2064	$577,000	$545,530
5.63%, 7/15/2054	1,233,000	1,210,079
5.70%, 10/15/2040	144,000	147,433
5.75%, 7/15/2064	1,543,000	1,518,759
5.80%, 3/15/2036	386,000	407,049
5.88%, 2/15/2053	1,154,000	1,168,033
5.95%, 2/15/2041	147,000	152,607
6.05%, 2/15/2063	904,000	930,569
6.50%, 6/15/2037	193,000	213,423
6.63%, 11/15/2037	305,000	342,484
6.88%, 2/15/2038	294,000	337,653
Universal Health Services, Inc. 5.05%, 10/15/2034	225,000	213,160
UPMC 5.38%, 5/15/2043	290,000	280,862
WakeMed Series A, 3.29%, 10/1/2052	50,000	34,083
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	197,000	127,323
Willis-Knighton Medical Center:
Series 2021, 3.07%, 3/1/2051	290,000	184,657
Series 2018, 4.81%, 9/1/2048	263,000	230,057
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	162,000	95,757
		73,458,130
HOME BUILDERS — 0.2%
DR Horton, Inc. 5.50%, 10/15/2035	2,060,000	2,070,918
MDC Holdings, Inc. 6.00%, 1/15/2043	116,000	113,548
PulteGroup, Inc. 6.00%, 2/15/2035	27,000	27,761
		2,212,227
HOME FURNISHINGS — 0.0% (a)
Leggett & Platt, Inc. 3.50%, 11/15/2051	331,000	199,769
Whirlpool Corp.:
4.50%, 6/1/2046	340,000	254,490
4.60%, 5/15/2050	194,000	144,980
		599,239
HOUSEHOLD PRODUCTS — 0.2%
Colgate-Palmolive Co.:
Series MTN, 3.70%, 8/1/2047	14,000	10,901
Series MTN, 4.00%, 8/15/2045	46,000	38,770
Estee Lauder Cos., Inc.:
3.13%, 12/1/2049	291,000	187,305
4.15%, 3/15/2047	146,000	114,546
Security Description	Principal Amount	Value
4.38%, 6/15/2045	$344,000	$284,691
5.15%, 5/15/2053 (b)	340,000	321,749
6.00%, 5/15/2037	143,000	151,663
Kenvue, Inc. 5.20%, 3/22/2063	393,000	365,698
Procter & Gamble Co.:
3.55%, 3/25/2040 (b)	224,000	189,130
3.60%, 3/25/2050	124,000	94,814
5.55%, 3/5/2037	190,000	201,782
5.80%, 8/15/2034	70,000	75,845
		2,036,894
HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc.:
3.95%, 8/1/2047	188,000	147,182
5.00%, 6/15/2052	148,000	134,184
Kimberly-Clark Corp.:
3.20%, 7/30/2046	478,000	339,466
3.90%, 5/4/2047	265,000	212,093
5.30%, 3/1/2041	243,000	243,515
6.63%, 8/1/2037	81,000	93,080
		1,169,520
INSURANCE — 3.6%
Aflac, Inc.:
4.00%, 10/15/2046	246,000	196,082
4.75%, 1/15/2049	345,000	301,485
Alleghany Corp.:
3.25%, 8/15/2051	534,000	355,772
4.90%, 9/15/2044	112,000	103,014
Allstate Corp.:
3.85%, 8/10/2049	86,000	64,519
4.20%, 12/15/2046	359,000	290,061
4.50%, 6/15/2043	224,000	192,100
5.55%, 5/9/2035	103,000	105,590
5.95%, 4/1/2036	148,000	158,286
3 mo. USD Term SOFR + 2.12%, 6.50%, 5/15/2067 (d)	555,000	565,761
American Financial Group, Inc. 4.50%, 6/15/2047	230,000	190,704
American International Group, Inc.:
4.38%, 6/30/2050	391,000	323,779
4.50%, 7/16/2044	290,000	250,731
4.75%, 4/1/2048	438,000	385,917
Aon Corp. 6.25%, 9/30/2040	114,000	121,058
Aon Corp./Aon Global Holdings PLC:
2.90%, 8/23/2051	40,000	24,540
3.90%, 2/28/2052	359,000	266,051
Aon Global Ltd.:
4.45%, 5/24/2043	51,000	42,672
4.60%, 6/14/2044	224,000	192,725
4.75%, 5/15/2045	162,000	141,554

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Aon North America, Inc. 5.75%, 3/1/2054	$874,000	$861,913
Arch Capital Finance LLC 5.03%, 12/15/2046	339,000	306,903
Arch Capital Group Ltd. 3.64%, 6/30/2050	342,000	248,593
Arch Capital Group U.S., Inc. 5.14%, 11/1/2043	490,000	454,112
Arthur J Gallagher & Co.:
3.50%, 5/20/2051 (b)	328,000	228,396
5.15%, 2/15/2035	168,000	166,575
5.55%, 2/15/2055	1,290,000	1,237,858
5.75%, 3/2/2053	261,000	254,621
5.75%, 7/15/2054	206,000	203,221
6.75%, 2/15/2054	242,000	267,594
Assured Guaranty U.S. Holdings, Inc. 3.60%, 9/15/2051	138,000	95,404
Athene Holding Ltd.:
3.45%, 5/15/2052	297,000	190,306
3.95%, 5/25/2051	223,000	159,735
6.25%, 4/1/2054	684,000	683,412
Berkshire Hathaway Finance Corp.:
2.85%, 10/15/2050	90,000	57,652
3.85%, 3/15/2052	1,303,000	1,003,545
4.20%, 8/15/2048	1,038,000	864,675
4.25%, 1/15/2049	757,000	637,992
4.30%, 5/15/2043	241,000	212,401
4.40%, 5/15/2042	218,000	200,359
5.75%, 1/15/2040	235,422	252,316
Berkshire Hathaway, Inc. 4.50%, 2/11/2043 (b)	325,000	303,560
Brighthouse Financial, Inc.:
3.85%, 12/22/2051	177,000	114,850
4.70%, 6/22/2047	545,000	424,582
Brown & Brown, Inc. 4.95%, 3/17/2052 (b)	342,000	294,599
Chubb Corp.:
6.00%, 5/11/2037 (b)	140,000	150,041
Series 1, 6.50%, 5/15/2038	281,000	314,425
Chubb INA Holdings LLC:
3.05%, 12/15/2061	41,000	25,127
4.15%, 3/13/2043	350,000	294,511
4.35%, 11/3/2045	519,000	444,674
6.70%, 5/15/2036	191,000	214,348
Corebridge Financial, Inc.:
4.35%, 4/5/2042	186,000	155,619
4.40%, 4/5/2052 (b)	498,000	398,759
Equitable Holdings, Inc. 5.00%, 4/20/2048	457,000	409,079
Everest Reinsurance Holdings, Inc.:
3.13%, 10/15/2052	200,000	122,350
3.50%, 10/15/2050	770,000	517,709
4.87%, 6/1/2044	202,000	177,237
Security Description	Principal Amount	Value
Fairfax Financial Holdings Ltd.:
6.10%, 3/15/2055 (c)	$246,000	$241,971
6.35%, 3/22/2054	526,000	535,684
Fidelity National Financial, Inc. 3.20%, 9/17/2051	510,000	313,359
Hartford Insurance Group, Inc.:
3.60%, 8/19/2049	241,000	177,239
4.30%, 4/15/2043	259,000	220,443
4.40%, 3/15/2048	164,000	138,444
5.95%, 10/15/2036	130,000	135,157
6.10%, 10/1/2041	208,000	214,144
Jackson Financial, Inc. 4.00%, 11/23/2051	436,000	299,488
Lincoln National Corp.:
4.35%, 3/1/2048	341,000	270,031
4.38%, 6/15/2050	214,000	169,571
6.30%, 10/9/2037	165,000	172,174
7.00%, 6/15/2040 (b)	117,000	131,552
Loews Corp.:
4.13%, 5/15/2043	254,000	213,820
6.00%, 2/1/2035	112,000	120,267
Manulife Financial Corp. 5.38%, 3/4/2046	449,000	437,950
Markel Group, Inc.:
3.45%, 5/7/2052	20,000	13,523
4.15%, 9/17/2050	210,000	161,081
4.30%, 11/1/2047	178,000	142,407
5.00%, 4/5/2046	216,000	191,253
5.00%, 5/20/2049	201,000	177,169
6.00%, 5/16/2054	490,000	493,067
Marsh & McLennan Cos., Inc.:
2.90%, 12/15/2051	199,000	124,817
4.20%, 3/1/2048	250,000	205,272
4.35%, 1/30/2047	179,000	151,368
4.75%, 3/15/2039	166,000	157,180
4.90%, 3/15/2049	839,000	758,146
5.00%, 3/15/2035	665,000	657,938
5.35%, 11/15/2044	100,000	97,742
5.40%, 3/15/2055	946,000	911,499
5.45%, 3/15/2053	285,000	276,533
5.45%, 3/15/2054	253,000	244,899
5.70%, 9/15/2053	662,000	671,990
6.25%, 11/1/2052	238,000	255,755
MetLife, Inc.:
4.05%, 3/1/2045	490,000	397,596
4.13%, 8/13/2042	285,434	240,033
4.60%, 5/13/2046	305,000	266,881
4.72%, 12/15/2044	263,000	233,278
4.88%, 11/13/2043	412,000	376,181
5.00%, 7/15/2052	770,000	699,522
5.25%, 1/15/2054	690,000	654,803
5.30%, 12/15/2034 (b)	125,000	126,855
5.70%, 6/15/2035	289,000	302,161
5.88%, 2/6/2041	294,000	305,445
6.40%, 12/15/2066	602,000	610,819

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
10.75%, 8/1/2069	$723,000	$955,849
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	133,000	131,598
Old Republic International Corp. 3.85%, 6/11/2051	329,000	233,850
Principal Financial Group, Inc.:
4.30%, 11/15/2046	143,000	120,974
4.35%, 5/15/2043	120,000	103,252
4.63%, 9/15/2042	138,000	123,612
5.50%, 3/15/2053	236,000	230,973
6.05%, 10/15/2036	252,000	268,519
Progressive Corp.:
3.70%, 1/26/2045	157,000	122,603
3.70%, 3/15/2052	205,000	152,625
3.95%, 3/26/2050	182,000	142,562
4.13%, 4/15/2047	359,000	293,612
4.20%, 3/15/2048	234,000	193,546
4.35%, 4/25/2044	144,000	123,647
Prudential Financial, Inc.:
Series MTN, 3.00%, 3/10/2040	151,000	113,362
Series MTN, 3.70%, 3/13/2051	722,700	529,819
3.91%, 12/7/2047	700,000	539,301
3.94%, 12/7/2049	541,000	412,312
Series MTN, 4.35%, 2/25/2050	491,000	404,014
Series MTN, 4.42%, 3/27/2048	425,000	356,027
Series MTN, 4.60%, 5/15/2044	458,000	403,003
Series MTN, 5.70%, 12/14/2036	258,000	268,769
Series MTN, 6.63%, 12/1/2037	27,000	29,918
Series MTN, 6.63%, 6/21/2040	164,000	183,421
RenaissanceRe Holdings Ltd. 5.80%, 4/1/2035	145,000	148,347
Selective Insurance Group, Inc.:
5.38%, 3/1/2049	307,000	280,454
5.90%, 4/15/2035	135,000	136,187
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	494,000	603,604
Travelers Cos., Inc.:
2.55%, 4/27/2050	5,000	2,994
3.05%, 6/8/2051	160,000	105,120
3.75%, 5/15/2046	272,000	211,415
4.00%, 5/30/2047	245,000	196,696
4.05%, 3/7/2048	417,000	336,823
4.10%, 3/4/2049	279,000	224,249
4.30%, 8/25/2045	241,000	204,192
Security Description	Principal Amount	Value
4.60%, 8/1/2043	$313,000	$279,418
5.35%, 11/1/2040	165,000	163,169
5.45%, 5/25/2053	538,000	529,257
Series MTN, 6.25%, 6/15/2037	204,000	221,377
6.75%, 6/20/2036	61,000	68,930
Unum Group:
4.13%, 6/15/2051	290,000	216,972
4.50%, 12/15/2049	182,000	145,252
5.75%, 8/15/2042	249,000	245,579
6.00%, 6/15/2054 (b)	230,000	230,269
W.R. Berkley Corp.:
3.55%, 3/30/2052	94,000	66,165
4.00%, 5/12/2050	191,000	147,544
4.75%, 8/1/2044	145,000	128,422
Willis North America, Inc.:
3.88%, 9/15/2049	237,000	173,484
5.05%, 9/15/2048	323,000	285,768
5.90%, 3/5/2054	455,000	446,783
XL Group Ltd. 5.25%, 12/15/2043	183,000	174,536
		43,328,135
INTERNET — 2.0%
Alibaba Group Holding Ltd.:
2.70%, 2/9/2041 (b)	528,000	368,966
3.15%, 2/9/2051	808,000	534,977
3.25%, 2/9/2061	475,000	300,466
4.00%, 12/6/2037	600,000	529,878
4.20%, 12/6/2047 (b)	1,018,000	830,372
4.40%, 12/6/2057 (b)	620,000	504,370
4.50%, 11/28/2034 (b)	116,000	110,882
5.25%, 5/26/2035 (b) (c)	460,000	462,719
5.63%, 11/26/2054 (b) (c)	505,000	503,732
Alphabet, Inc.:
1.90%, 8/15/2040	379,000	253,134
2.05%, 8/15/2050	160,000	90,602
2.25%, 8/15/2060 (b)	219,000	121,606
Amazon.com, Inc.:
2.50%, 6/3/2050	1,586,000	962,210
2.70%, 6/3/2060	830,000	481,682
2.88%, 5/12/2041	442,000	330,293
3.10%, 5/12/2051	2,035,000	1,382,660
3.25%, 5/12/2061	1,100,000	724,713
3.88%, 8/22/2037	2,497,000	2,246,901
3.95%, 4/13/2052	1,550,000	1,233,862
4.05%, 8/22/2047	2,047,000	1,699,460
4.10%, 4/13/2062	637,000	503,994
4.25%, 8/22/2057	1,288,000	1,060,295
4.95%, 12/5/2044	100,000	97,067
eBay, Inc.:
3.65%, 5/10/2051	389,000	280,259
4.00%, 7/15/2042	329,000	266,816
JD.com, Inc. 4.13%, 1/14/2050	334,000	270,363

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Meta Platforms, Inc.:
4.45%, 8/15/2052	$1,256,000	$1,069,233
4.65%, 8/15/2062	102,000	87,191
5.40%, 8/15/2054	2,000,000	1,959,940
5.55%, 8/15/2064	1,716,000	1,688,064
5.60%, 5/15/2053	1,507,000	1,518,709
5.75%, 5/15/2063	981,000	996,814
Netflix, Inc. 5.40%, 8/15/2054	155,000	151,960
Uber Technologies, Inc. 5.35%, 9/15/2054	586,000	548,514
		24,172,704
IRON/STEEL — 0.6%
ArcelorMittal SA:
6.35%, 6/17/2054 (b)	296,000	294,431
6.75%, 3/1/2041	336,000	350,314
7.00%, 10/15/2039	285,000	310,345
Nucor Corp.:
2.98%, 12/15/2055	224,000	135,218
3.85%, 4/1/2052	277,000	208,365
4.40%, 5/1/2048	136,000	114,640
5.10%, 6/1/2035	2,000,000	1,971,600
5.20%, 8/1/2043	191,000	188,018
6.40%, 12/1/2037	268,000	294,803
Steel Dynamics, Inc.:
3.25%, 10/15/2050	199,000	131,334
5.25%, 5/15/2035 (b)	345,000	341,550
5.75%, 5/15/2055	110,000	106,595
Vale Overseas Ltd.:
6.40%, 6/28/2054 (b)	900,000	894,798
6.88%, 11/21/2036	729,000	789,988
6.88%, 11/10/2039 (b)	772,000	836,462
Vale SA 5.63%, 9/11/2042	205,000	200,763
		7,169,224
IT SERVICES — 0.4%
Booz Allen Hamilton, Inc. 5.95%, 4/15/2035	145,000	143,986
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041	112,000	82,491
3.45%, 12/15/2051 (b)	381,000	256,863
4.85%, 2/1/2035 (b)	300,000	286,236
Hewlett Packard Enterprise Co.:
5.00%, 10/15/2034	155,000	150,923
5.60%, 10/15/2054	1,020,000	969,296
IBM International Capital Pte. Ltd.:
5.25%, 2/5/2044	591,000	562,827
5.30%, 2/5/2054	1,003,000	937,013
International Business Machines Corp. 5.70%, 2/10/2055	710,000	703,610
Security Description	Principal Amount	Value
Leidos, Inc. 5.50%, 3/15/2035	$345,000	$343,841
		4,437,086
LEISURE TIME — 0.0% (a)
Brunswick Corp. 5.10%, 4/1/2052	349,000	265,107
Harley-Davidson, Inc. 4.63%, 7/28/2045 (b)	219,000	178,516
		443,623
LODGING — 0.1%
Marriott International, Inc.:
Series II, 2.75%, 10/15/2033 (b)	98,000	81,279
5.35%, 3/15/2035	200,000	197,668
5.50%, 4/15/2037	806,000	796,070
		1,075,017
MACHINERY, CONSTRUCTION & MINING — 0.3%
ABB Finance USA, Inc. 4.38%, 5/8/2042	435,000	386,110
Caterpillar, Inc.:
3.25%, 9/19/2049	776,000	546,482
3.25%, 4/9/2050	860,000	605,879
3.80%, 8/15/2042	801,000	659,495
4.30%, 5/15/2044	193,000	168,277
4.75%, 5/15/2064	402,000	348,554
5.20%, 5/27/2041	258,000	255,023
5.30%, 9/15/2035	148,000	153,698
6.05%, 8/15/2036	155,000	169,508
		3,293,026
MACHINERY-DIVERSIFIED — 0.3%
Deere & Co.:
2.88%, 9/7/2049 (b)	259,000	171,668
3.75%, 4/15/2050	478,000	371,521
3.90%, 6/9/2042	486,000	410,646
5.70%, 1/19/2055	545,000	566,871
Dover Corp.:
5.38%, 10/15/2035	100,000	102,321
5.38%, 3/1/2041	188,000	182,805
Ingersoll Rand, Inc. 5.70%, 6/15/2054 (b)	328,000	324,789
Otis Worldwide Corp.:
3.11%, 2/15/2040	279,000	211,898
3.36%, 2/15/2050	31,000	21,382
Rockwell Automation, Inc.:
2.80%, 8/15/2061 (b)	192,000	111,199
4.20%, 3/1/2049	474,000	394,159
Xylem, Inc. 4.38%, 11/1/2046	327,000	272,325
		3,141,584

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
MEDIA — 4.3%
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.50%, 6/1/2041	$714,300	$495,067
3.50%, 3/1/2042	969,000	662,544
3.70%, 4/1/2051	611,000	385,119
3.85%, 4/1/2061	1,092,000	661,610
3.90%, 6/1/2052	1,203,000	777,872
3.95%, 6/30/2062	721,000	442,059
4.40%, 12/1/2061	973,000	646,072
4.80%, 3/1/2050	1,650,000	1,243,374
5.13%, 7/1/2049	737,000	583,276
5.25%, 4/1/2053	947,000	763,879
5.38%, 4/1/2038	461,000	415,223
5.38%, 5/1/2047	1,384,000	1,144,084
5.50%, 4/1/2063	508,000	406,969
5.75%, 4/1/2048	1,264,000	1,090,213
6.38%, 10/23/2035	967,000	977,975
6.48%, 10/23/2045	2,077,000	1,967,106
6.83%, 10/23/2055	360,000	349,927
Comcast Corp.:
2.65%, 8/15/2062	385,000	202,060
2.80%, 1/15/2051	350,000	210,976
2.89%, 11/1/2051	2,631,000	1,602,174
2.94%, 11/1/2056	3,118,000	1,830,983
2.99%, 11/1/2063	3,182,000	1,800,630
3.25%, 11/1/2039	440,000	341,062
3.40%, 7/15/2046	945,000	676,336
3.45%, 2/1/2050	888,000	615,721
3.75%, 4/1/2040	434,000	355,941
3.90%, 3/1/2038	380,000	326,245
3.97%, 11/1/2047	1,154,000	891,257
4.00%, 8/15/2047	424,000	329,893
4.00%, 3/1/2048	670,000	516,590
4.00%, 11/1/2049	1,268,000	968,879
4.05%, 11/1/2052	753,000	571,602
4.60%, 10/15/2038	200,000	183,780
4.60%, 8/15/2045	376,000	324,853
4.65%, 7/15/2042	256,000	227,604
4.70%, 10/15/2048	1,313,000	1,135,010
4.75%, 3/1/2044	291,000	259,415
4.95%, 10/15/2058	580,000	501,961
5.35%, 5/15/2053	1,037,000	966,660
5.50%, 5/15/2064	701,000	656,241
5.65%, 6/15/2035	162,000	167,362
5.65%, 6/1/2054 (b)	829,000	812,113
6.40%, 5/15/2038	53,000	56,982
6.45%, 3/15/2037	169,000	184,994
6.50%, 11/15/2035	207,000	228,787
6.55%, 7/1/2039	177,000	195,412
6.95%, 8/15/2037	163,000	185,659
Security Description	Principal Amount	Value
Discovery Communications LLC:
4.00%, 9/15/2055	$175,000	$109,884
4.65%, 5/15/2050	813,000	587,864
5.00%, 9/20/2037	299,000	252,742
5.20%, 9/20/2047	366,000	288,719
6.35%, 6/1/2040	311,000	291,214
Fox Corp.:
5.48%, 1/25/2039	457,000	440,169
5.58%, 1/25/2049	1,033,000	967,456
Grupo Televisa SAB:
5.00%, 5/13/2045	478,000	348,323
5.25%, 5/24/2049	306,000	225,409
6.13%, 1/31/2046	347,000	291,348
6.63%, 1/15/2040	530,000	490,377
8.50%, 3/11/2032	17,000	18,693
NBCUniversal Media LLC:
4.45%, 1/15/2043	1,683,000	1,451,453
5.95%, 4/1/2041	255,000	263,614
6.40%, 4/30/2040	229,000	247,384
Paramount Global:
4.38%, 3/15/2043	755,000	559,447
4.60%, 1/15/2045	322,000	241,539
4.85%, 7/1/2042	445,000	357,335
4.90%, 8/15/2044	249,000	193,092
4.95%, 5/19/2050	518,000	396,436
5.25%, 4/1/2044	260,000	208,790
5.50%, 5/15/2033	113,000	108,461
5.85%, 9/1/2043	2,029,000	1,776,856
5.90%, 10/15/2040 (b)	315,000	280,016
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	112,000	127,643
Time Warner Cable LLC:
4.50%, 9/15/2042	729,000	553,858
5.50%, 9/1/2041	802,500	693,625
5.88%, 11/15/2040	667,000	610,485
6.55%, 5/1/2037	710,000	703,347
6.75%, 6/15/2039	924,000	922,577
7.30%, 7/1/2038	751,000	787,108
TWDC Enterprises 18 Corp.:
Series MTN, 3.00%, 7/30/2046	390,000	265,762
Series MTN, 3.70%, 12/1/2042	122,000	97,060
Series E, 4.13%, 12/1/2041	505,000	429,598
Series GMTN, 4.13%, 6/1/2044	598,000	497,602
4.38%, 8/16/2041 (b)	236,000	208,589
Walt Disney Co.:
2.75%, 9/1/2049	411,000	258,194
3.50%, 5/13/2040	646,000	524,203
3.60%, 1/13/2051	920,000	676,550
3.80%, 5/13/2060	849,000	619,609
4.63%, 3/23/2040 (b)	207,000	194,189
4.70%, 3/23/2050	20,000	17,845

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 9/15/2044	$341,000	$308,694
4.75%, 11/15/2046	293,000	261,655
4.95%, 10/15/2045	239,000	222,072
5.40%, 10/1/2043	430,000	425,829
6.15%, 3/1/2037	129,000	140,191
6.15%, 2/15/2041	388,000	416,448
6.20%, 12/15/2034	108,000	118,651
6.65%, 11/15/2037	854,000	968,829
7.75%, 12/1/2045	714,000	908,765
		52,695,150
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
3.90%, 1/15/2043	386,000	319,048
4.38%, 6/15/2045	194,000	168,930
Valmont Industries, Inc.:
5.00%, 10/1/2044	192,000	175,240
5.25%, 10/1/2054	315,000	291,060
		954,278
MINING — 0.9%
Barrick Gold Corp. 6.45%, 10/15/2035	115,000	124,724
Barrick North America Finance LLC:
5.70%, 5/30/2041	378,000	375,486
5.75%, 5/1/2043	319,000	318,904
Barrick PD Australia Finance Pty. Ltd. 5.95%, 10/15/2039	334,000	342,674
BHP Billiton Finance USA Ltd.:
4.13%, 2/24/2042	563,000	474,862
5.00%, 9/30/2043	1,375,000	1,282,449
5.50%, 9/8/2053 (b)	502,000	493,933
Freeport-McMoRan, Inc. 5.45%, 3/15/2043	919,000	863,125
Newmont Corp.:
4.88%, 3/15/2042	336,000	309,315
5.45%, 6/9/2044	354,000	344,520
5.88%, 4/1/2035	99,000	103,756
6.25%, 10/1/2039	289,000	310,299
Newmont Corp./Newcrest Finance Pty. Ltd.:
4.20%, 5/13/2050	31,000	25,166
5.75%, 11/15/2041	355,000	356,665
Rio Tinto Finance USA Ltd.:
2.75%, 11/2/2051	572,000	348,371
5.20%, 11/2/2040	604,000	588,169
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	535,000	450,053
4.75%, 3/22/2042	371,000	336,994
5.13%, 3/9/2053	513,000	473,535
5.75%, 3/14/2055	435,000	435,874
5.88%, 3/14/2065	315,000	318,459
Southern Copper Corp.:
5.25%, 11/8/2042	733,000	680,114
Security Description	Principal Amount	Value
5.88%, 4/23/2045	$758,000	$749,518
6.75%, 4/16/2040	559,000	605,716
7.50%, 7/27/2035	371,000	422,454
		11,135,135
MISCELLANEOUS MANUFACTURER — 0.5%
3M Co.:
Series MTN, 3.13%, 9/19/2046	325,000	224,159
3.25%, 8/26/2049	497,000	342,254
Series MTN, 3.63%, 10/15/2047	282,000	210,065
3.70%, 4/15/2050	375,000	278,362
Series MTN, 3.88%, 6/15/2044	285,000	227,430
Series MTN, 4.00%, 9/14/2048	608,000	482,424
Series MTN, 5.70%, 3/15/2037 (b)	195,000	203,831
Eaton Corp.:
3.92%, 9/15/2047	181,000	145,191
4.15%, 11/2/2042	510,000	437,060
4.70%, 8/23/2052 (b)	565,000	502,432
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	772,000	640,984
4.88%, 9/15/2041	344,000	326,514
Parker-Hannifin Corp.:
4.00%, 6/14/2049	435,000	345,460
4.10%, 3/1/2047 (c)	283,000	231,239
Series MTN, 4.45%, 11/21/2044	341,000	297,775
Series MTN, 6.25%, 5/15/2038	199,000	217,750
Textron, Inc. 5.50%, 5/15/2035	230,000	230,396
Trane Technologies Financing Ltd.:
4.50%, 3/21/2049	140,000	119,875
4.65%, 11/1/2044	191,000	169,086
		5,632,287
OIL & GAS — 4.4%
APA Corp.:
4.75%, 4/15/2043 (c)	29,000	22,671
5.10%, 9/1/2040 (c)	120,000	104,209
5.35%, 7/1/2049 (c)	104,000	86,102
6.10%, 2/15/2035 (c)	115,000	114,506
6.75%, 2/15/2055 (c)	330,000	322,961
BP Capital Markets America, Inc.:
2.77%, 11/10/2050	120,000	73,505
2.94%, 6/4/2051	1,546,000	973,454
3.00%, 2/24/2050	1,123,000	724,661
3.00%, 3/17/2052 (b)	896,000	567,535
3.06%, 6/17/2041	315,000	231,270
3.38%, 2/8/2061	1,225,000	789,880
5.23%, 11/17/2034	180,000	180,916

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Burlington Resources LLC 5.95%, 10/15/2036	$5,000	$5,302
Canadian Natural Resources Ltd.:
Series GMTN, 4.95%, 6/1/2047	464,000	399,861
5.85%, 2/1/2035	116,000	117,565
6.25%, 3/15/2038	432,000	448,347
6.50%, 2/15/2037	130,000	136,544
6.75%, 2/1/2039	263,000	284,516
Cenovus Energy, Inc.:
3.75%, 2/15/2052	467,000	319,769
5.25%, 6/15/2037	134,000	129,130
5.40%, 6/15/2047	470,000	418,507
6.75%, 11/15/2039	220,000	237,147
Chevron Corp. 3.08%, 5/11/2050	380,000	257,651
Chevron USA, Inc.:
2.34%, 8/12/2050	140,000	80,795
4.98%, 4/15/2035 (b)	991,000	993,666
5.25%, 11/15/2043	146,000	145,060
6.00%, 3/1/2041	148,000	159,445
ConocoPhillips Co.:
3.76%, 3/15/2042	268,000	213,872
3.80%, 3/15/2052	610,000	450,296
4.03%, 3/15/2062	922,000	670,571
4.30%, 11/15/2044	298,000	249,924
4.88%, 10/1/2047	128,000	114,738
5.00%, 1/15/2035	215,000	212,833
5.30%, 5/15/2053	755,000	705,925
5.50%, 1/15/2055 (b)	870,000	841,325
5.55%, 3/15/2054	775,000	750,851
5.65%, 1/15/2065	546,000	526,355
5.70%, 9/15/2063	336,000	326,007
5.90%, 5/15/2038	147,000	154,817
5.95%, 3/15/2046	123,000	126,975
6.50%, 2/1/2039	818,000	906,303
Continental Resources, Inc. 4.90%, 6/1/2044	554,000	448,917
Coterra Energy, Inc.:
5.40%, 2/15/2035	75,000	73,855
5.90%, 2/15/2055	439,000	416,953
Devon Energy Corp.:
4.75%, 5/15/2042	380,000	318,178
5.00%, 6/15/2045	573,000	486,168
5.60%, 7/15/2041	669,000	623,695
5.75%, 9/15/2054	514,000	470,444
Diamondback Energy, Inc.:
4.25%, 3/15/2052	370,000	280,701
4.40%, 3/24/2051	268,000	209,324
5.55%, 4/1/2035 (b)	355,000	356,331
5.75%, 4/18/2054	788,000	741,878
5.90%, 4/18/2064	571,000	536,066
6.25%, 3/15/2053	304,000	304,623
EOG Resources, Inc.:
3.90%, 4/1/2035	127,000	115,665
Security Description	Principal Amount	Value
4.95%, 4/15/2050	$629,000	$566,836
5.65%, 12/1/2054	604,000	596,879
Exxon Mobil Corp.:
3.00%, 8/16/2039	164,000	127,402
3.10%, 8/16/2049	831,000	563,917
3.45%, 4/15/2051	2,187,000	1,564,820
3.57%, 3/6/2045	370,000	283,690
4.11%, 3/1/2046	1,552,000	1,277,700
4.33%, 3/19/2050	2,060,000	1,725,168
Helmerich & Payne, Inc. 5.50%, 12/1/2034 (b) (c)	641,000	606,328
Hess Corp.:
5.60%, 2/15/2041	457,000	458,330
5.80%, 4/1/2047	289,000	292,335
6.00%, 1/15/2040	225,000	238,491
Marathon Petroleum Corp.:
4.50%, 4/1/2048	375,000	295,856
4.75%, 9/15/2044	444,000	372,449
5.00%, 9/15/2054	148,000	121,009
5.70%, 3/1/2035	435,000	433,926
6.50%, 3/1/2041	775,000	802,737
Occidental Petroleum Corp.:
4.20%, 3/15/2048	327,000	233,354
4.40%, 4/15/2046	152,000	113,967
6.05%, 10/1/2054	599,000	562,084
6.20%, 3/15/2040	462,000	457,204
6.45%, 9/15/2036	1,008,000	1,037,081
6.60%, 3/15/2046	657,000	662,670
7.95%, 6/15/2039	142,000	161,646
Ovintiv, Inc.:
6.50%, 2/1/2038	185,000	190,739
6.63%, 8/15/2037	150,000	156,387
7.10%, 7/15/2053	356,000	376,160
Phillips 66 Co.:
3.30%, 3/15/2052	148,000	94,494
4.65%, 11/15/2034	110,000	103,870
4.68%, 2/15/2045	253,000	212,776
4.88%, 11/15/2044	309,000	267,894
4.90%, 10/1/2046	911,000	783,004
4.95%, 3/15/2035 (b)	330,000	317,787
5.50%, 3/15/2055	260,000	236,629
5.65%, 6/15/2054	465,000	431,836
5.88%, 5/1/2042	433,000	431,454
Shell Finance U.S., Inc.:
3.25%, 4/6/2050	864,000	595,823
3.75%, 9/12/2046	955,000	735,235
4.00%, 5/10/2046	1,014,000	809,821
4.13%, 5/11/2035	443,000	414,741
4.38%, 5/11/2045	1,512,000	1,286,893
4.55%, 8/12/2043	611,000	542,293
Shell International Finance BV:
2.88%, 11/26/2041	63,000	45,346
3.00%, 11/26/2051	260,000	168,836
3.13%, 11/7/2049	949,000	635,764
3.25%, 4/6/2050	153,000	105,100

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.63%, 8/21/2042	$665,000	$521,786
4.00%, 5/10/2046	244,000	196,037
4.38%, 5/11/2045	360,000	304,823
5.50%, 3/25/2040	380,000	386,107
6.38%, 12/15/2038	1,363,000	1,509,359
Suncor Energy, Inc.:
3.75%, 3/4/2051	362,000	255,036
4.00%, 11/15/2047	566,000	424,274
5.95%, 12/1/2034	71,000	73,467
6.50%, 6/15/2038	40,000	43,067
6.80%, 5/15/2038	257,000	277,624
6.85%, 6/1/2039	366,000	403,061
TotalEnergies Capital International SA:
2.99%, 6/29/2041	392,000	285,419
3.13%, 5/29/2050	1,402,000	931,741
3.39%, 6/29/2060	234,000	153,258
3.46%, 7/12/2049	606,000	432,405
TotalEnergies Capital SA:
5.28%, 9/10/2054	690,000	650,346
5.43%, 9/10/2064	727,000	683,540
5.49%, 4/5/2054	998,000	965,006
5.64%, 4/5/2064	616,000	601,579
Valero Energy Corp.:
3.65%, 12/1/2051	732,000	494,100
4.00%, 6/1/2052	576,000	416,079
4.90%, 3/15/2045	30,000	26,721
6.63%, 6/15/2037	413,000	442,397
Woodside Finance Ltd. 5.70%, 9/12/2054	604,000	562,674
		53,497,232
OIL & GAS SERVICES — 0.4%
Baker Hughes Holdings LLC 5.13%, 9/15/2040	464,000	450,572
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 4.08%, 12/15/2047	995,000	784,826
Halliburton Co.:
4.50%, 11/15/2041	319,000	275,482
4.75%, 8/1/2043	30,000	26,283
4.85%, 11/15/2035	852,000	816,838
5.00%, 11/15/2045 (b)	765,000	688,186
6.70%, 9/15/2038	230,000	254,813
7.45%, 9/15/2039	409,000	481,303
NOV, Inc. 3.95%, 12/1/2042	650,000	481,910
		4,260,213
PACKAGING & CONTAINERS — 0.1%
Packaging Corp. of America 4.05%, 12/15/2049	160,000	122,899
Smurfit Kappa Treasury ULC 5.78%, 4/3/2054 (b) (c)	389,000	378,625
Security Description	Principal Amount	Value
Smurfit Westrock Financing DAC 5.42%, 1/15/2035 (c)	$190,000	$190,787
Sonoco Products Co. 5.75%, 11/1/2040 (b)	286,000	283,398
		975,709
PHARMACEUTICALS — 7.2%
AbbVie, Inc.:
4.05%, 11/21/2039	1,130,000	991,372
4.25%, 11/21/2049	3,330,000	2,760,670
4.30%, 5/14/2036	280,000	261,691
4.40%, 11/6/2042	1,036,000	914,892
4.45%, 5/14/2046	1,191,000	1,033,192
4.50%, 5/14/2035	1,249,000	1,197,803
4.55%, 3/15/2035	411,000	396,714
4.63%, 10/1/2042	161,000	146,122
4.70%, 5/14/2045	491,000	442,607
4.75%, 3/15/2045	370,000	336,796
4.85%, 6/15/2044	460,000	425,509
4.88%, 11/14/2048	1,146,000	1,047,639
5.35%, 3/15/2044	1,261,000	1,248,440
5.40%, 3/15/2054	1,786,000	1,754,531
5.50%, 3/15/2064	1,040,000	1,023,183
5.60%, 3/15/2055	590,000	595,416
AstraZeneca PLC:
2.13%, 8/6/2050 (b)	6,000	3,319
3.00%, 5/28/2051 (b)	80,000	53,282
4.00%, 9/18/2042	500,000	422,645
4.38%, 11/16/2045	581,000	505,214
4.38%, 8/17/2048	1,228,000	1,054,422
6.45%, 9/15/2037	886,000	990,486
Becton Dickinson & Co.:
3.79%, 5/20/2050	256,000	191,857
4.67%, 6/6/2047	367,000	316,673
4.69%, 12/15/2044	566,000	494,639
Bristol-Myers Squibb Co.:
2.35%, 11/13/2040	1,869,000	1,273,555
2.55%, 11/13/2050	5,000	2,943
3.25%, 8/1/2042	215,000	161,151
3.55%, 3/15/2042	641,000	503,909
3.70%, 3/15/2052	954,000	702,726
3.90%, 3/15/2062 (b)	521,000	376,532
4.13%, 6/15/2039	772,000	682,232
4.25%, 10/26/2049	1,947,000	1,589,297
4.35%, 11/15/2047	748,000	625,560
4.50%, 3/1/2044	205,000	182,450
4.55%, 2/20/2048	601,000	518,627
4.63%, 5/15/2044	581,000	519,158
5.00%, 8/15/2045 (b)	337,000	316,160
5.50%, 2/22/2044	307,000	305,566
5.55%, 2/22/2054	1,374,000	1,353,940
5.65%, 2/22/2064	902,000	883,942
6.25%, 11/15/2053	603,000	649,274
6.40%, 11/15/2063	759,000	831,393

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Cardinal Health, Inc.:
4.37%, 6/15/2047	$293,000	$240,266
4.50%, 11/15/2044	122,000	102,757
4.60%, 3/15/2043	244,000	209,950
4.90%, 9/15/2045	252,000	224,330
5.75%, 11/15/2054	498,000	486,367
Cencora, Inc.:
4.25%, 3/1/2045	237,000	195,077
4.30%, 12/15/2047	183,000	148,525
5.15%, 2/15/2035 (b)	165,000	164,965
Cigna Group:
3.20%, 3/15/2040	217,000	164,401
6.13%, 11/15/2041	241,000	248,642
CVS Health Corp.:
2.70%, 8/21/2040	191,000	130,000
4.13%, 4/1/2040	447,000	363,295
4.25%, 4/1/2050	20,000	14,973
4.78%, 3/25/2038	2,700,000	2,427,921
4.88%, 7/20/2035	143,000	134,214
5.05%, 3/25/2048	4,316,000	3,682,670
5.13%, 7/20/2045	1,759,000	1,534,024
5.30%, 12/5/2043	309,000	277,176
5.63%, 2/21/2053	703,000	642,212
5.88%, 6/1/2053 (b)	776,000	732,459
6.00%, 6/1/2044	294,000	286,468
6.00%, 6/1/2063	398,000	375,620
6.05%, 6/1/2054 (b)	545,000	528,912
6.13%, 9/15/2039	490,000	499,173
Eli Lilly & Co.:
2.50%, 9/15/2060 (b)	64,000	35,227
3.70%, 3/1/2045	208,000	167,937
3.95%, 5/15/2047	149,000	123,034
3.95%, 3/15/2049 (b)	164,000	131,679
4.15%, 3/15/2059	319,000	253,691
4.88%, 2/27/2053	817,000	751,044
4.95%, 2/27/2063	717,000	652,362
5.00%, 2/9/2054	854,000	802,128
5.05%, 8/14/2054	1,197,000	1,130,471
5.10%, 2/9/2064	962,000	895,574
5.20%, 8/14/2064	608,000	575,563
5.50%, 2/12/2055	275,000	277,736
5.55%, 3/15/2037	38,000	39,960
5.60%, 2/12/2065	605,000	610,233
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043	166,000	142,986
4.88%, 4/15/2035 (b)	1,000,000	990,570
6.38%, 5/15/2038	1,074,000	1,184,482
Johnson & Johnson:
2.10%, 9/1/2040	468,000	322,068
2.25%, 9/1/2050	715,000	419,011
2.45%, 9/1/2060 (b)	951,000	528,994
3.40%, 1/15/2038	387,000	330,765
3.50%, 1/15/2048	650,000	499,733
3.55%, 3/1/2036	343,000	306,985
3.63%, 3/3/2037	732,000	650,872
Security Description	Principal Amount	Value
3.70%, 3/1/2046	$1,223,000	$986,998
3.75%, 3/3/2047	799,000	642,276
4.50%, 9/1/2040	234,000	223,098
4.50%, 12/5/2043 (b)	467,000	433,726
4.85%, 5/15/2041	180,000	177,124
5.25%, 6/1/2054 (b)	592,000	594,404
5.85%, 7/15/2038	273,000	297,207
5.95%, 8/15/2037	321,000	353,113
Mead Johnson Nutrition Co.:
4.60%, 6/1/2044 (b)	197,000	173,392
5.90%, 11/1/2039	252,000	265,505
Merck & Co., Inc.:
2.35%, 6/24/2040	257,000	179,615
2.45%, 6/24/2050	369,000	217,149
2.75%, 12/10/2051	1,073,000	665,850
2.90%, 12/10/2061	1,028,000	599,920
3.60%, 9/15/2042	237,000	187,586
3.70%, 2/10/2045	1,480,000	1,167,794
3.90%, 3/7/2039	302,000	261,979
4.00%, 3/7/2049	1,007,000	805,701
4.15%, 5/18/2043	300,000	255,522
4.90%, 5/17/2044	310,000	290,982
5.00%, 5/17/2053	961,000	887,551
5.15%, 5/17/2063	613,000	570,433
6.55%, 9/15/2037	213,000	241,610
Merck Sharp & Dohme Corp. 5.75%, 11/15/2036	162,000	173,144
Mylan, Inc.:
5.20%, 4/15/2048	599,000	466,316
5.40%, 11/29/2043	307,000	256,351
Novartis Capital Corp.:
2.75%, 8/14/2050	20,000	12,955
3.70%, 9/21/2042	93,000	76,092
4.00%, 11/20/2045	582,000	485,708
4.40%, 5/6/2044	652,000	581,617
4.70%, 9/18/2054	550,000	495,182
Pfizer Investment Enterprises Pte. Ltd.:
5.11%, 5/19/2043	2,457,000	2,341,521
5.30%, 5/19/2053	3,490,000	3,312,673
5.34%, 5/19/2063	2,392,000	2,221,522
Pfizer, Inc.:
2.55%, 5/28/2040	399,000	283,370
2.70%, 5/28/2050	220,000	135,601
3.90%, 3/15/2039	258,000	222,484
4.00%, 12/15/2036 (b)	227,000	206,552
4.00%, 3/15/2049	976,000	772,221
4.10%, 9/15/2038	207,000	184,062
4.13%, 12/15/2046	877,000	718,517
4.20%, 9/15/2048	825,000	676,310
4.30%, 6/15/2043	317,000	273,302
4.40%, 5/15/2044	160,000	140,069
5.60%, 9/15/2040	183,000	186,786
7.20%, 3/15/2039	1,062,000	1,252,948

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Takeda Pharmaceutical Co. Ltd.:
3.03%, 7/9/2040	$483,000	$360,545
3.18%, 7/9/2050	800,000	524,560
3.38%, 7/9/2060 (b)	440,000	280,874
5.65%, 7/5/2044	320,000	318,938
5.65%, 7/5/2054	292,000	284,977
5.80%, 7/5/2064	500,000	490,145
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	460,000	366,542
Viatris, Inc.:
3.85%, 6/22/2040	919,000	667,654
4.00%, 6/22/2050	1,052,000	686,819
Wyeth LLC:
5.95%, 4/1/2037	773,000	818,460
6.00%, 2/15/2036	175,000	187,780
Zoetis, Inc.:
3.95%, 9/12/2047	194,000	153,638
4.45%, 8/20/2048	180,000	153,347
4.70%, 2/1/2043	385,000	349,149
		87,322,297
PIPELINES — 4.6%
Cheniere Corpus Christi Holdings LLC 2.74%, 12/31/2039	113,000	90,559
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045	179,000	174,781
DCP Midstream Operating LP 5.60%, 4/1/2044	224,000	208,316
Eastern Energy Gas Holdings LLC:
5.65%, 10/15/2054	305,000	293,886
6.20%, 1/15/2055	130,000	135,755
Eastern Gas Transmission & Storage, Inc.:
4.60%, 12/15/2044 (b)	212,000	180,567
4.80%, 11/1/2043	268,000	239,069
Enbridge Energy Partners LP:
5.50%, 9/15/2040	181,000	174,459
7.38%, 10/15/2045	434,000	497,950
Series B, 7.50%, 4/15/2038	198,000	227,563
Enbridge, Inc.:
4.50%, 6/10/2044	207,000	172,584
5.50%, 12/1/2046	5,000	4,825
5.95%, 4/5/2054 (b)	333,000	331,228
6.70%, 11/15/2053	1,464,000	1,584,970
Energy Transfer LP:
4.95%, 1/15/2043	172,000	148,462
5.00%, 5/15/2044	234,000	202,122
5.00%, 5/15/2050	1,092,000	918,776
5.15%, 2/1/2043	247,000	219,282
5.15%, 3/15/2045	556,000	486,433
5.30%, 4/1/2044	496,000	444,907
5.30%, 4/15/2047	592,000	524,400
5.35%, 5/15/2045	398,000	357,539
Security Description	Principal Amount	Value
5.40%, 10/1/2047	$807,000	$722,572
Series 20Y, 5.80%, 6/15/2038	30,000	29,811
5.95%, 10/1/2043	231,000	224,661
5.95%, 5/15/2054	1,086,000	1,038,205
6.00%, 6/15/2048	618,000	596,487
6.05%, 6/1/2041	512,000	504,812
6.05%, 9/1/2054	815,000	791,984
6.10%, 2/15/2042	231,000	230,069
6.13%, 12/15/2045	677,000	665,626
6.20%, 4/1/2055	715,000	709,330
6.25%, 4/15/2049	1,106,835	1,097,770
6.50%, 2/1/2042	604,000	623,950
6.63%, 10/15/2036	116,000	124,663
7.50%, 7/1/2038	133,000	151,595
Enterprise Products Operating LLC:
3.20%, 2/15/2052	590,000	387,842
3.30%, 2/15/2053 (b)	420,000	279,985
3.70%, 1/31/2051	749,000	544,178
3.95%, 1/31/2060	711,000	517,914
4.20%, 1/31/2050	843,000	669,637
4.25%, 2/15/2048	764,000	618,229
4.45%, 2/15/2043	394,000	339,809
4.80%, 2/1/2049	868,000	759,726
4.85%, 8/15/2042	355,433	323,476
4.85%, 3/15/2044	635,000	574,529
4.90%, 5/15/2046	426,000	384,099
4.95%, 2/15/2035	110,000	108,507
4.95%, 10/15/2054	194,000	170,336
5.10%, 2/15/2045	581,000	539,662
5.55%, 2/16/2055	908,000	882,186
5.70%, 2/15/2042	294,000	297,016
5.95%, 2/1/2041	304,000	315,148
6.13%, 10/15/2039	148,000	156,773
6.45%, 9/1/2040	148,000	162,121
7.55%, 4/15/2038	161,000	192,248
Kinder Morgan Energy Partners LP:
4.70%, 11/1/2042	68,000	57,734
5.00%, 8/15/2042	273,000	243,145
5.00%, 3/1/2043	269,000	238,439
5.40%, 9/1/2044	542,000	500,223
5.50%, 3/1/2044	254,000	238,696
5.63%, 9/1/2041	89,000	83,985
5.80%, 3/15/2035	106,000	108,441
6.38%, 3/1/2041	393,000	404,912
6.50%, 2/1/2037	132,000	140,350
6.50%, 9/1/2039	288,000	303,687
6.55%, 9/15/2040	205,000	215,818
Series MTN, 6.95%, 1/15/2038	461,000	508,303
7.50%, 11/15/2040	226,000	261,157
Kinder Morgan, Inc.:
3.25%, 8/1/2050	335,000	214,678

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.60%, 2/15/2051	$649,000	$444,390
5.05%, 2/15/2046	574,000	502,939
5.20%, 3/1/2048	579,000	515,918
5.45%, 8/1/2052	414,000	378,114
5.55%, 6/1/2045	1,087,000	1,017,204
5.95%, 8/1/2054	479,000	468,510
MPLX LP:
4.70%, 4/15/2048	947,000	774,684
4.90%, 4/15/2058	168,000	137,431
4.95%, 3/14/2052	785,000	659,965
5.20%, 3/1/2047	694,000	610,942
5.20%, 12/1/2047	382,000	335,648
5.40%, 4/1/2035	500,000	491,715
5.50%, 2/15/2049	753,000	685,245
5.65%, 3/1/2053	396,000	365,670
5.95%, 4/1/2055	500,000	481,705
ONEOK Partners LP:
6.13%, 2/1/2041	300,000	302,829
6.20%, 9/15/2043	375,000	379,661
6.65%, 10/1/2036	99,000	106,569
6.85%, 10/15/2037	118,000	128,605
ONEOK, Inc.:
3.95%, 3/1/2050	488,000	350,213
4.20%, 10/3/2047	431,000	329,107
4.25%, 9/15/2046	315,000	243,281
4.50%, 3/15/2050	299,000	235,143
4.85%, 2/1/2049	402,000	334,058
4.95%, 7/13/2047	307,000	261,862
5.05%, 4/1/2045	434,000	376,096
5.15%, 10/15/2043	208,000	187,262
5.20%, 7/15/2048	443,000	390,146
5.45%, 6/1/2047	429,000	389,142
5.60%, 4/1/2044	254,000	236,809
5.70%, 11/1/2054	1,010,000	945,077
5.85%, 11/1/2064	350,000	327,883
6.00%, 6/15/2035	113,000	116,453
6.63%, 9/1/2053	980,000	1,025,256
7.15%, 1/15/2051	425,000	461,537
Plains All American Pipeline LP 5.95%, 6/15/2035 (b)	690,000	703,393
Plains All American Pipeline LP/PAA Finance Corp.:
4.30%, 1/31/2043	167,000	133,981
4.70%, 6/15/2044	409,000	341,846
4.90%, 2/15/2045	389,000	333,482
5.15%, 6/1/2042	355,000	317,611
6.65%, 1/15/2037	176,000	187,730
Sabine Pass Liquefaction LLC 5.90%, 9/15/2037	524,000	540,296
South Bow USA Infrastructure Holdings LLC 6.18%, 10/1/2054 (c)	585,000	558,172
Spectra Energy Partners LP:
4.50%, 3/15/2045	302,000	248,474
5.95%, 9/25/2043	380,000	372,864
Security Description	Principal Amount	Value
Targa Resources Corp.:
4.95%, 4/15/2052	$321,000	$270,564
5.50%, 2/15/2035	155,000	154,050
5.55%, 8/15/2035	755,000	753,279
6.13%, 5/15/2055	470,000	467,326
6.25%, 7/1/2052	209,000	211,121
6.50%, 2/15/2053	420,000	436,199
Tennessee Gas Pipeline Co. LLC 7.63%, 4/1/2037	126,000	146,644
TransCanada PipeLines Ltd.:
5.85%, 3/15/2036	150,000	153,593
6.10%, 6/1/2040	439,000	451,411
6.20%, 10/15/2037	350,000	362,845
7.25%, 8/15/2038	170,000	191,796
7.63%, 1/15/2039	623,000	723,889
Transcontinental Gas Pipe Line Co. LLC:
4.45%, 8/1/2042	118,000	100,566
4.60%, 3/15/2048	50,000	42,349
5.40%, 8/15/2041	321,000	307,762
Western Midstream Operating LP:
5.25%, 2/1/2050	709,000	604,883
5.30%, 3/1/2048	584,000	499,624
5.45%, 4/1/2044	258,000	229,855
5.50%, 8/15/2048	166,000	145,489
Williams Cos., Inc.:
3.50%, 10/15/2051	20,000	13,676
4.85%, 3/1/2048	19,000	16,413
4.90%, 1/15/2045	470,000	414,150
5.10%, 9/15/2045	10,000	9,026
5.30%, 8/15/2052	332,000	304,407
5.40%, 3/4/2044	195,000	183,914
5.60%, 3/15/2035 (b)	425,000	432,816
5.75%, 6/24/2044	1,284,000	1,260,156
5.80%, 11/15/2043	153,000	150,866
5.80%, 11/15/2054	420,000	412,742
6.00%, 3/15/2055	180,000	181,379
6.30%, 4/15/2040	488,000	514,347
		55,755,012
REAL ESTATE INVESTMENT TRUSTS — 1.4%
Alexandria Real Estate Equities, Inc.:
3.00%, 5/18/2051	480,000	295,766
3.55%, 3/15/2052	450,000	307,206
4.00%, 2/1/2050	336,000	250,290
4.75%, 4/15/2035	152,000	144,725
4.85%, 4/15/2049	389,000	333,781
5.15%, 4/15/2053	238,000	210,935
5.25%, 5/15/2036	155,000	151,235
5.50%, 10/1/2035	265,000	266,224
5.63%, 5/15/2054	556,000	530,285
American Homes 4 Rent LP:
3.38%, 7/15/2051	93,000	61,508

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.30%, 4/15/2052	$48,000	$37,440
5.25%, 3/15/2035	120,000	117,721
American Tower Corp.:
2.95%, 1/15/2051	120,000	75,557
3.70%, 10/15/2049	251,000	182,449
5.40%, 1/31/2035	165,000	166,284
AvalonBay Communities, Inc.:
Series MTN, 3.90%, 10/15/2046	159,000	125,216
Series MTN, 4.15%, 7/1/2047 (b)	294,000	238,487
Series MTN, 4.35%, 4/15/2048	218,000	182,436
Boston Properties LP 5.75%, 1/15/2035 (b)	100,000	98,919
Brixmor Operating Partnership LP 5.75%, 2/15/2035	140,000	142,120
Camden Property Trust 3.35%, 11/1/2049	170,000	120,646
COPT Defense Properties LP 2.90%, 12/1/2033	99,000	80,065
Crown Castle, Inc.:
2.90%, 4/1/2041	432,000	302,517
3.25%, 1/15/2051	32,000	20,711
4.00%, 11/15/2049	146,000	108,183
4.15%, 7/1/2050	248,000	188,170
4.75%, 5/15/2047	136,000	115,737
5.20%, 2/15/2049	229,000	204,243
Equinix, Inc.:
2.95%, 9/15/2051	162,000	100,110
3.00%, 7/15/2050	295,000	185,977
3.40%, 2/15/2052	187,000	126,767
ERP Operating LP:
4.00%, 8/1/2047	150,000	117,855
4.50%, 7/1/2044	376,000	326,304
4.50%, 6/1/2045	403,000	345,701
Essex Portfolio LP:
2.65%, 9/1/2050	132,000	78,549
4.50%, 3/15/2048	112,000	94,415
5.38%, 4/1/2035 (b)	210,000	209,964
Extra Space Storage LP:
5.35%, 1/15/2035	150,000	148,898
5.40%, 6/15/2035	515,000	511,663
Federal Realty OP LP 4.50%, 12/1/2044	232,000	196,409
GLP Capital LP/GLP Financing II, Inc. 6.25%, 9/15/2054	155,000	152,334
Healthpeak OP LLC 6.75%, 2/1/2041	152,000	167,112
Host Hotels & Resorts LP 5.50%, 4/15/2035	260,000	254,290
Invitation Homes Operating Partnership LP:
2.70%, 1/15/2034	90,000	73,247
Security Description	Principal Amount	Value
4.88%, 2/1/2035	$75,000	$71,753
Kilroy Realty LP:
2.65%, 11/15/2033	100,000	77,675
6.25%, 1/15/2036	80,000	79,311
Kimco Realty OP LLC:
3.70%, 10/1/2049	138,000	100,374
4.13%, 12/1/2046	150,000	118,580
4.25%, 4/1/2045	192,000	155,796
4.45%, 9/1/2047	118,000	97,100
4.85%, 3/1/2035	170,000	163,525
Mid-America Apartments LP:
2.88%, 9/15/2051	171,000	107,783
4.95%, 3/1/2035	226,000	220,456
NNN REIT, Inc.:
3.00%, 4/15/2052	225,000	135,731
3.10%, 4/15/2050	247,000	154,615
3.50%, 4/15/2051	242,000	162,590
4.80%, 10/15/2048	370,000	311,633
Phillips Edison Grocery Center Operating Partnership I LP 4.95%, 1/15/2035	150,000	142,290
Prologis LP:
2.13%, 10/15/2050	117,000	61,988
3.00%, 4/15/2050	400,000	258,792
3.05%, 3/1/2050	162,000	106,063
4.38%, 9/15/2048	126,000	105,056
5.25%, 6/15/2053	731,000	691,943
5.25%, 3/15/2054	659,000	623,513
Public Storage Operating Co. 5.35%, 8/1/2053	457,000	438,144
Realty Income Corp.:
4.65%, 3/15/2047	326,000	280,904
5.38%, 9/1/2054	268,000	255,554
Regency Centers LP:
4.40%, 2/1/2047	170,000	141,279
4.65%, 3/15/2049	182,000	155,910
5.10%, 1/15/2035 (b)	20,000	19,734
Safehold GL Holdings LLC 5.65%, 1/15/2035 (b)	130,000	128,896
Simon Property Group LP:
3.25%, 9/13/2049	490,000	329,554
3.80%, 7/15/2050	366,000	270,108
4.25%, 10/1/2044	275,000	226,245
4.25%, 11/30/2046	340,000	279,599
4.75%, 3/15/2042	383,000	343,907
5.85%, 3/8/2053	399,000	401,781
6.65%, 1/15/2054	239,000	267,068
6.75%, 2/1/2040	245,000	274,939
UDR, Inc. 3.10%, 11/1/2034	128,000	106,246
Ventas Realty LP:
4.38%, 2/1/2045	138,000	114,322
4.88%, 4/15/2049	134,000	117,454
5.00%, 1/15/2035	135,000	130,469
5.70%, 9/30/2043	256,000	251,049

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
VICI Properties LP:
5.63%, 5/15/2052	$93,000	$85,083
6.13%, 4/1/2054 (b)	238,000	232,621
Welltower OP LLC:
4.95%, 9/1/2048	205,000	186,087
6.50%, 3/15/2041	216,000	233,950
Weyerhaeuser Co. 4.00%, 3/9/2052	118,000	88,305
		17,454,226
RETAIL — 2.6%
Darden Restaurants, Inc. 4.55%, 2/15/2048	264,000	216,858
Dick's Sporting Goods, Inc. 4.10%, 1/15/2052	540,000	387,434
Dollar General Corp.:
4.13%, 4/3/2050	362,000	270,830
5.50%, 11/1/2052	259,000	237,195
Dollar Tree, Inc. 3.38%, 12/1/2051	220,000	139,799
Home Depot, Inc.:
2.38%, 3/15/2051	270,000	153,652
2.75%, 9/15/2051	610,000	375,772
3.13%, 12/15/2049	845,000	572,859
3.35%, 4/15/2050	938,000	660,455
3.50%, 9/15/2056	560,000	391,082
3.63%, 4/15/2052	1,048,000	768,666
3.90%, 6/15/2047	723,000	571,300
4.20%, 4/1/2043	432,000	368,911
4.25%, 4/1/2046	941,000	791,061
4.40%, 3/15/2045	747,000	645,027
4.50%, 12/6/2048	882,000	759,040
4.88%, 2/15/2044	499,000	461,790
4.95%, 9/15/2052 (b)	607,000	556,692
5.30%, 6/25/2054	835,000	805,140
5.40%, 9/15/2040	225,000	226,238
5.40%, 6/25/2064	325,000	312,552
5.88%, 12/16/2036	1,401,000	1,495,497
5.95%, 4/1/2041	404,000	426,414
Lowe's Cos., Inc.:
3.00%, 10/15/2050	60,000	37,511
3.70%, 4/15/2046	690,000	512,380
4.05%, 5/3/2047	151,000	117,637
4.25%, 4/1/2052	796,000	622,201
4.38%, 9/15/2045	172,000	143,052
4.45%, 4/1/2062	898,000	698,069
4.55%, 4/5/2049	316,000	263,301
4.65%, 4/15/2042	213,000	187,480
5.00%, 4/15/2040	245,000	230,131
5.13%, 4/15/2050	273,000	246,331
5.50%, 10/15/2035	146,000	149,555
5.63%, 4/15/2053	1,522,000	1,469,187
5.75%, 7/1/2053	415,000	406,459
5.80%, 9/15/2062	716,000	695,114
5.85%, 4/1/2063	438,200	428,121
Security Description	Principal Amount	Value
McDonald's Corp.:
Series MTN, 3.63%, 5/1/2043	$223,000	$173,630
Series MTN, 3.63%, 9/1/2049	702,000	511,842
Series MTN, 3.70%, 2/15/2042	327,000	258,686
Series MTN, 4.20%, 4/1/2050 (b)	271,000	217,754
Series MTN, 4.45%, 3/1/2047	90,000	76,281
Series MTN, 4.45%, 9/1/2048	244,000	205,189
Series MTN, 4.60%, 5/26/2045	245,000	213,775
Series MTN, 4.70%, 12/9/2035	216,000	209,323
Series MTN, 4.88%, 7/15/2040	210,000	196,277
Series MTN, 4.88%, 12/9/2045	505,000	457,495
Series MTN, 5.15%, 9/9/2052	458,000	423,783
5.45%, 8/14/2053 (b)	591,000	571,131
Series MTN, 5.70%, 2/1/2039	85,000	87,821
Series MTN, 6.30%, 10/15/2037	242,000	263,357
Series MTN, 6.30%, 3/1/2038	236,000	256,803
Starbucks Corp.:
3.35%, 3/12/2050	355,000	239,739
3.50%, 11/15/2050 (b)	226,000	157,389
3.75%, 12/1/2047	200,000	148,980
4.30%, 6/15/2045	296,000	242,667
4.45%, 8/15/2049	535,000	440,337
4.50%, 11/15/2048	432,000	360,776
Target Corp.:
2.95%, 1/15/2052 (b)	702,000	450,986
3.63%, 4/15/2046	309,000	235,075
3.90%, 11/15/2047	277,000	218,736
4.00%, 7/1/2042	313,000	265,023
4.80%, 1/15/2053 (b)	767,000	689,847
5.00%, 4/15/2035	525,000	523,666
6.50%, 10/15/2037	130,000	145,555
7.00%, 1/15/2038	153,000	178,464
TJX Cos., Inc. 4.50%, 4/15/2050	165,000	145,223
Walgreens Boots Alliance, Inc.:
4.10%, 4/15/2050	20,000	17,264
4.80%, 11/18/2044	20,000	18,106
Walmart, Inc.:
2.50%, 9/22/2041	460,000	322,363
2.95%, 9/24/2049	540,000	365,780
3.63%, 12/15/2047	450,000	347,049
3.95%, 6/28/2038	185,000	168,265

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 4/11/2043	$213,000	$183,125
4.05%, 6/29/2048	1,082,000	895,409
4.30%, 4/22/2044	245,000	216,957
4.50%, 9/9/2052	694,000	611,900
4.50%, 4/15/2053 (b)	1,089,000	961,729
5.00%, 10/25/2040	225,000	224,015
5.25%, 9/1/2035	318,000	332,504
5.63%, 4/1/2040	242,000	257,094
5.63%, 4/15/2041	240,000	252,302
6.20%, 4/15/2038	172,000	192,392
6.50%, 8/15/2037	292,754	335,013
		32,067,670
SEMICONDUCTORS — 2.5%
Advanced Micro Devices, Inc. 4.39%, 6/1/2052 (b)	488,000	413,648
Analog Devices, Inc.:
2.80%, 10/1/2041	298,000	215,353
2.95%, 10/1/2051	529,000	343,876
5.30%, 12/15/2045	117,000	113,930
5.30%, 4/1/2054	486,000	469,262
Applied Materials, Inc.:
2.75%, 6/1/2050 (b)	556,331	351,323
4.35%, 4/1/2047	487,000	418,085
5.10%, 10/1/2035	166,000	169,200
5.85%, 6/15/2041	272,000	285,377
Broadcom, Inc.:
3.14%, 11/15/2035 (c)	1,056,315	875,770
3.19%, 11/15/2036 (c)	1,068,000	876,294
3.50%, 2/15/2041 (c)	2,586,000	2,025,666
3.75%, 2/15/2051 (c)	921,000	688,107
4.93%, 5/15/2037 (c)	982,000	945,961
Intel Corp.:
2.80%, 8/12/2041	354,000	234,716
3.05%, 8/12/2051	654,000	384,460
3.10%, 2/15/2060	486,000	268,899
3.20%, 8/12/2061	338,000	190,717
3.25%, 11/15/2049	1,025,000	641,014
3.73%, 12/8/2047 (b)	879,000	613,173
4.10%, 5/19/2046	634,000	472,114
4.10%, 5/11/2047	521,000	384,774
4.25%, 12/15/2042	255,000	202,320
4.60%, 3/25/2040	323,800	280,119
4.75%, 3/25/2050	1,171,000	943,018
4.80%, 10/1/2041	535,000	459,447
4.90%, 7/29/2045	314,384	265,164
4.90%, 8/5/2052	836,000	683,029
4.95%, 3/25/2060 (b)	699,000	565,834
5.05%, 8/5/2062	663,000	539,145
5.60%, 2/21/2054	771,000	699,390
5.63%, 2/10/2043	590,000	557,414
5.70%, 2/10/2053	1,131,000	1,040,237
5.90%, 2/10/2063	612,000	572,495
KLA Corp.:
3.30%, 3/1/2050	462,000	320,637
4.95%, 7/15/2052	958,000	876,532
Security Description	Principal Amount	Value
5.00%, 3/15/2049	$172,000	$159,619
5.25%, 7/15/2062	612,000	575,378
Lam Research Corp.:
2.88%, 6/15/2050 (b)	590,000	377,930
3.13%, 6/15/2060	30,000	18,787
4.88%, 3/15/2049	554,000	504,755
Micron Technology, Inc.:
3.37%, 11/1/2041 (b)	227,000	167,671
3.48%, 11/1/2051 (b)	270,000	182,447
NVIDIA Corp.:
3.50%, 4/1/2040	306,000	256,505
3.50%, 4/1/2050	1,186,000	900,257
3.70%, 4/1/2060	521,000	389,432
NXP BV/NXP Funding LLC/NXP USA, Inc.:
3.13%, 2/15/2042	269,000	191,910
3.25%, 5/11/2041	352,000	258,002
3.25%, 11/30/2051	509,000	330,545
QUALCOMM, Inc.:
3.25%, 5/20/2050	366,000	253,993
4.30%, 5/20/2047	974,000	820,264
4.50%, 5/20/2052	790,000	673,072
4.65%, 5/20/2035 (b)	268,000	264,548
4.80%, 5/20/2045	651,000	594,994
6.00%, 5/20/2053 (b)	784,000	827,073
Texas Instruments, Inc.:
2.70%, 9/15/2051	142,000	87,537
3.88%, 3/15/2039	160,000	140,936
4.10%, 8/16/2052	251,000	201,520
4.15%, 5/15/2048	777,000	642,657
5.00%, 3/14/2053	417,000	388,577
5.05%, 5/18/2063	890,000	814,466
5.15%, 2/8/2054	622,000	589,973
TSMC Arizona Corp.:
3.13%, 10/25/2041	574,000	449,092
4.50%, 4/22/2052	364,000	339,110
		30,787,550
SHIPBUILDING — 0.0% (a)
Huntington Ingalls Industries, Inc. 5.75%, 1/15/2035 (b)	195,000	196,515
SOFTWARE — 3.3%
AppLovin Corp. 5.95%, 12/1/2054	420,000	412,293
Fidelity National Information Services, Inc.:
3.10%, 3/1/2041	383,000	279,820
4.50%, 8/15/2046	142,000	119,004
Fiserv, Inc. 4.40%, 7/1/2049	899,000	738,412
Intuit, Inc. 5.50%, 9/15/2053	769,180	763,803
Microsoft Corp.:
2.50%, 9/15/2050	985,000	613,025
2.53%, 6/1/2050	3,651,000	2,290,455

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.68%, 6/1/2060	$1,143,000	$682,142
2.92%, 3/17/2052	3,585,000	2,404,961
3.04%, 3/17/2062	965,000	627,231
3.45%, 8/8/2036	482,000	429,910
3.50%, 11/15/2042	158,000	130,663
3.70%, 8/8/2046 (b)	1,087,000	883,861
3.75%, 2/12/2045	236,000	200,378
3.95%, 8/8/2056	420,000	339,343
4.00%, 2/12/2055	198,000	161,602
4.20%, 11/3/2035	236,000	230,487
4.25%, 2/6/2047 (b)	345,000	311,980
4.45%, 11/3/2045	1,373,000	1,282,931
4.50%, 10/1/2040	80,000	78,669
4.50%, 6/15/2047	311,000	282,998
4.50%, 2/6/2057	1,011,000	915,602
5.20%, 6/1/2039 (b)	186,000	195,352
5.30%, 2/8/2041 (b)	208,000	225,258
Oracle Corp.:
3.60%, 4/1/2040	1,214,000	954,010
3.60%, 4/1/2050	2,383,000	1,651,467
3.65%, 3/25/2041	967,000	750,286
3.80%, 11/15/2037	878,000	739,522
3.85%, 7/15/2036	150,000	129,975
3.85%, 4/1/2060	1,908,000	1,304,385
3.90%, 5/15/2035	598,000	532,047
3.95%, 3/25/2051	1,892,000	1,388,917
4.00%, 7/15/2046	1,390,000	1,062,975
4.00%, 11/15/2047	1,187,000	900,434
4.10%, 3/25/2061	94,000	66,982
4.13%, 5/15/2045	1,171,000	921,729
4.30%, 7/8/2034	106,000	98,502
4.38%, 5/15/2055	652,000	506,004
4.50%, 7/8/2044	522,000	438,657
5.38%, 7/15/2040	1,210,000	1,152,864
5.38%, 9/27/2054	2,130,000	1,937,043
5.50%, 8/3/2035	1,130,000	1,138,339
5.50%, 9/27/2064	860,000	779,487
5.55%, 2/6/2053	1,450,000	1,352,386
6.00%, 8/3/2055	670,000	668,432
6.13%, 7/8/2039	587,000	612,722
6.13%, 8/3/2065	683,000	682,112
6.50%, 4/15/2038	476,000	513,547
6.90%, 11/9/2052	1,486,000	1,637,349
Roper Technologies, Inc. 4.90%, 10/15/2034	100,000	97,685
Salesforce, Inc.:
2.70%, 7/15/2041	640,000	456,320
2.90%, 7/15/2051	1,280,000	826,739
3.05%, 7/15/2061	533,000	327,598
Synopsys, Inc.:
5.15%, 4/1/2035	2,000,000	2,010,160
5.70%, 4/1/2055	350,000	347,263
		40,586,118
Security Description	Principal Amount	Value
TELECOMMUNICATIONS — 5.9%
America Movil SAB de CV:
4.38%, 7/16/2042	$557,000	$471,250
4.38%, 4/22/2049 (b)	734,000	608,236
6.13%, 11/15/2037	158,000	165,740
6.13%, 3/30/2040	1,211,000	1,249,292
6.38%, 3/1/2035	115,000	124,046
AT&T, Inc.:
2.55%, 12/1/2033	311,000	255,070
3.10%, 2/1/2043	105,000	74,939
3.30%, 2/1/2052	263,000	173,522
3.50%, 6/1/2041	800,000	616,600
3.50%, 9/15/2053	4,540,000	3,095,009
3.50%, 2/1/2061 (b)	90,000	57,978
3.55%, 9/15/2055	2,977,000	2,014,715
3.65%, 6/1/2051	1,024,000	724,808
3.65%, 9/15/2059	3,214,000	2,167,007
3.80%, 12/1/2057	2,412,000	1,692,307
3.85%, 6/1/2060	771,000	536,431
4.30%, 12/15/2042	440,000	369,446
4.35%, 6/15/2045	489,000	405,547
4.50%, 5/15/2035	2,386,000	2,242,625
4.50%, 3/9/2048	722,000	598,690
4.55%, 3/9/2049	1,060,000	886,902
4.65%, 6/1/2044	215,000	185,048
4.75%, 5/15/2046	606,000	526,323
4.80%, 6/15/2044	179,000	157,504
4.85%, 3/1/2039	207,000	194,075
4.85%, 7/15/2045	86,000	76,146
4.90%, 8/15/2037	202,000	192,316
5.15%, 3/15/2042	142,000	131,677
5.15%, 2/15/2050	229,000	207,275
5.15%, 11/15/2046	305,000	279,764
5.25%, 3/1/2037	1,579,000	1,559,957
5.35%, 9/1/2040	148,820	144,614
5.45%, 3/1/2047	238,000	225,607
5.55%, 8/15/2041	290,000	284,157
5.65%, 2/15/2047	229,000	227,264
5.70%, 3/1/2057	551,000	532,751
6.00%, 8/15/2040	129,000	132,228
6.30%, 1/15/2038	159,000	172,494
6.38%, 3/1/2041	102,000	108,466
6.55%, 2/15/2039	121,000	132,978
Bell Telephone Co. of Canada or Bell Canada:
Series US-4, 3.65%, 3/17/2051	238,000	170,106
4.30%, 7/29/2049	308,000	243,027
4.46%, 4/1/2048	583,000	474,463
5.55%, 2/15/2054 (b)	434,000	411,020
Cisco Systems, Inc.:
5.30%, 2/26/2054	1,080,000	1,056,791
5.35%, 2/26/2064	511,000	494,597
5.50%, 1/15/2040	685,036	703,662
5.50%, 2/24/2055	520,000	522,740

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.90%, 2/15/2039	$1,565,000	$1,679,887
Corning, Inc.:
3.90%, 11/15/2049	238,000	180,185
4.38%, 11/15/2057	350,000	277,841
4.70%, 3/15/2037 (b)	96,000	90,870
4.75%, 3/15/2042	120,000	107,491
5.35%, 11/15/2048	252,000	239,055
5.45%, 11/15/2079	785,000	714,774
5.75%, 8/15/2040	158,000	159,706
5.85%, 11/15/2068	305,000	297,799
Juniper Networks, Inc. 5.95%, 3/15/2041	76,000	75,892
Motorola Solutions, Inc. 5.50%, 9/1/2044	145,000	140,392
Nokia OYJ 6.63%, 5/15/2039	210,000	215,821
Orange SA:
5.38%, 1/13/2042	540,000	524,869
5.50%, 2/6/2044	60,000	59,069
Rogers Communications, Inc.:
3.70%, 11/15/2049	545,000	379,593
4.30%, 2/15/2048	336,000	263,431
4.35%, 5/1/2049	806,000	629,494
4.50%, 3/15/2042	370,000	312,439
4.50%, 3/15/2043	227,000	190,548
4.55%, 3/15/2052	1,101,000	878,224
5.00%, 3/15/2044	388,000	343,768
5.45%, 10/1/2043	388,000	365,395
7.50%, 8/15/2038	198,000	226,569
Telefonica Emisiones SA:
4.67%, 3/6/2038	143,000	128,989
4.90%, 3/6/2048	843,000	707,656
5.21%, 3/8/2047	1,469,000	1,296,422
5.52%, 3/1/2049	838,000	764,482
7.05%, 6/20/2036	746,000	826,150
TELUS Corp.:
4.30%, 6/15/2049	232,000	179,884
4.60%, 11/16/2048	200,000	164,136
T-Mobile USA, Inc.:
3.00%, 2/15/2041	1,099,000	797,017
3.30%, 2/15/2051	1,034,000	689,957
3.40%, 10/15/2052	1,089,000	734,226
3.60%, 11/15/2060	800	535
4.38%, 4/15/2040	1,544,000	1,359,060
4.50%, 4/15/2050	926,000	769,302
4.70%, 1/15/2035	470,000	452,290
5.25%, 6/15/2055	610,000	560,059
5.30%, 5/15/2035 (b)	820,000	824,387
5.50%, 1/15/2055	243,000	230,945
5.65%, 1/15/2053	2,139,000	2,084,541
5.75%, 1/15/2054	628,000	620,351
5.80%, 9/15/2062	526,000	515,769
5.88%, 11/15/2055 (b)	165,000	166,313
6.00%, 6/15/2054 (b)	378,000	385,881
Security Description	Principal Amount	Value
Verizon Communications, Inc.:
2.65%, 11/20/2040	$772,000	$542,006
2.85%, 9/3/2041	430,000	302,668
2.88%, 11/20/2050	1,299,000	807,393
2.99%, 10/30/2056	1,780,000	1,068,303
3.40%, 3/22/2041	1,221,000	939,132
3.55%, 3/22/2051	2,023,000	1,442,399
3.70%, 3/22/2061	2,174,000	1,496,321
3.85%, 11/1/2042	285,000	228,054
3.88%, 3/1/2052 (b)	503,000	375,822
4.00%, 3/22/2050	438,000	337,010
4.13%, 8/15/2046	381,000	305,272
4.27%, 1/15/2036	525,000	481,546
4.40%, 11/1/2034	235,000	221,889
4.52%, 9/15/2048	439,000	369,414
4.67%, 3/15/2055	387,000	324,356
4.75%, 11/1/2041	208,000	187,473
4.81%, 3/15/2039	302,000	281,470
4.86%, 8/21/2046	1,840,000	1,647,665
5.01%, 4/15/2049	310,000	288,777
5.01%, 8/21/2054	462,000	412,086
5.25%, 3/16/2037	409,000	405,896
5.50%, 3/16/2047	173,000	168,820
5.50%, 2/23/2054	1,481,000	1,435,208
5.85%, 9/15/2035	671,000	699,088
6.55%, 9/15/2043	400,000	439,128
Vodafone Group PLC:
4.25%, 9/17/2050	739,000	569,296
4.38%, 2/19/2043	1,181,000	1,015,778
4.88%, 6/19/2049	802,000	683,970
5.00%, 5/30/2038 (b)	81,000	77,856
5.13%, 6/19/2059	318,000	274,027
5.25%, 5/30/2048	41,000	37,683
5.63%, 2/10/2053	441,000	413,186
5.75%, 6/28/2054 (b)	1,213,000	1,155,880
5.75%, 2/10/2063	397,000	371,675
5.88%, 6/28/2064	619,000	592,253
6.15%, 2/27/2037	473,000	500,817
		71,588,291
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
5.10%, 5/15/2044	327,000	283,375
6.35%, 3/15/2040	232,000	238,062
Mattel, Inc. 5.45%, 11/1/2041	380,000	349,121
		870,558
TRANSPORTATION — 3.4%
Burlington Northern Santa Fe LLC:
3.05%, 2/15/2051	329,000	217,735
3.30%, 9/15/2051	487,000	336,819
3.55%, 2/15/2050	363,000	265,683
3.90%, 8/1/2046	593,000	470,984
4.05%, 6/15/2048	610,000	490,830

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 6/15/2047	$515,000	$422,228
4.15%, 4/1/2045	521,497	433,875
4.15%, 12/15/2048	633,000	515,021
4.38%, 9/1/2042	282,000	246,051
4.40%, 3/15/2042	339,000	298,208
4.45%, 3/15/2043	430,000	378,391
4.45%, 1/15/2053	741,000	627,412
4.55%, 9/1/2044	689,000	610,447
4.70%, 9/1/2045	399,000	357,747
4.90%, 4/1/2044	154,000	143,141
4.95%, 9/15/2041	200,000	188,000
5.05%, 3/1/2041	163,000	155,745
5.15%, 9/1/2043	301,000	290,327
5.20%, 4/15/2054	1,092,000	1,038,656
5.40%, 6/1/2041	226,000	223,980
5.50%, 3/15/2055	908,000	903,378
5.75%, 5/1/2040	276,000	286,872
6.15%, 5/1/2037	228,000	247,339
6.20%, 8/15/2036	113,000	123,690
Canadian National Railway Co.:
2.45%, 5/1/2050	72,000	42,183
3.20%, 8/2/2046	345,000	245,398
3.65%, 2/3/2048	366,000	277,640
4.40%, 8/5/2052	394,000	332,965
4.45%, 1/20/2049	550,000	472,395
6.13%, 11/1/2053	193,000	209,652
6.20%, 6/1/2036	162,000	175,464
6.38%, 11/15/2037	198,000	218,170
Canadian Pacific Railway Co.:
3.00%, 12/2/2041	142,000	102,389
3.50%, 5/1/2050	554,000	390,005
4.20%, 11/15/2069	529,000	388,762
4.30%, 5/15/2043	273,000	233,816
4.70%, 5/1/2048	315,000	276,324
4.80%, 8/1/2045	333,000	298,634
4.95%, 8/15/2045	295,000	272,076
5.95%, 5/15/2037	187,000	196,032
6.13%, 9/15/2115	639,000	647,748
CSX Corp.:
3.35%, 9/15/2049	242,000	170,051
3.80%, 11/1/2046	400,000	312,268
3.80%, 4/15/2050	211,000	160,921
3.95%, 5/1/2050	351,000	277,318
4.10%, 3/15/2044	327,000	272,512
4.25%, 11/1/2066	281,000	217,365
4.30%, 3/1/2048	372,000	310,374
4.40%, 3/1/2043	175,000	154,271
4.50%, 3/15/2049	237,000	203,173
4.50%, 11/15/2052	391,000	333,453
4.50%, 8/1/2054	213,000	180,941
4.65%, 3/1/2068	225,000	185,949
4.75%, 5/30/2042	211,000	193,540
4.75%, 11/15/2048	262,000	232,646
4.90%, 3/15/2055 (b)	264,000	238,756
Security Description	Principal Amount	Value
5.05%, 6/15/2035	$1,000,000	$995,350
5.50%, 4/15/2041	70,000	70,001
6.00%, 10/1/2036	162,000	172,708
6.15%, 5/1/2037	263,000	283,730
6.22%, 4/30/2040	889,000	958,609
FedEx Corp.:
3.25%, 5/15/2041 (c)	100,000	71,064
4.05%, 2/15/2048	30,000	21,800
4.05%, 2/15/2048 (c)	420,000	308,272
4.10%, 2/1/2045 (c)	389,000	298,157
4.40%, 1/15/2047 (c)	315,000	249,637
4.55%, 4/1/2046	9,000	7,227
4.55%, 4/1/2046 (c)	500,000	406,445
4.75%, 11/15/2045	98,000	80,234
4.75%, 11/15/2045 (c)	1,426,000	1,190,026
4.95%, 10/17/2048 (c)	476,000	405,809
5.10%, 1/15/2044	5,000	4,410
5.10%, 1/15/2044 (c)	317,000	279,661
5.25%, 5/15/2050	5,000	4,471
5.25%, 5/15/2050 (b) (c)	537,000	474,713
Norfolk Southern Corp.:
2.90%, 8/25/2051	40,000	24,963
3.05%, 5/15/2050	90,000	58,675
3.16%, 5/15/2055	28,000	17,920
3.40%, 11/1/2049	439,000	307,932
3.70%, 3/15/2053	203,000	147,293
3.94%, 11/1/2047	397,000	309,942
3.95%, 10/1/2042	302,000	245,964
4.05%, 8/15/2052	338,000	263,505
4.10%, 5/15/2049	223,000	176,518
4.10%, 5/15/2121	454,000	319,975
4.15%, 2/28/2048	379,000	303,890
4.45%, 6/15/2045	215,000	183,958
4.55%, 6/1/2053	397,000	336,231
4.65%, 1/15/2046	575,000	502,883
4.84%, 10/1/2041	323,000	296,433
5.10%, 8/1/2118	347,000	301,297
5.35%, 8/1/2054 (b)	110,000	105,497
5.95%, 3/15/2064	515,000	529,106
Union Pacific Corp.:
2.89%, 4/6/2036 (b)	173,000	141,528
2.95%, 3/10/2052	205,000	131,325
2.97%, 9/16/2062	499,000	291,171
3.20%, 5/20/2041	355,000	270,411
3.25%, 2/5/2050	924,600	639,925
3.35%, 8/15/2046	342,000	247,810
3.38%, 2/1/2035 (b)	136,000	120,006
3.38%, 2/14/2042	251,000	193,928
3.50%, 2/14/2053	666,000	474,418
3.55%, 5/20/2061	390,000	264,432
Series MTN, 3.55%, 8/15/2039	207,000	171,282
3.60%, 9/15/2037	162,000	138,845
3.75%, 2/5/2070	401,000	273,831
3.80%, 10/1/2051	532,000	402,192

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.80%, 4/6/2071	$579,000	$397,640
3.84%, 3/20/2060	1,139,000	825,342
3.85%, 2/14/2072	315,000	220,295
3.88%, 2/1/2055	215,000	161,848
3.95%, 8/15/2059	338,000	251,222
4.00%, 4/15/2047	285,000	228,650
4.05%, 11/15/2045	236,000	192,500
4.05%, 3/1/2046	288,000	234,487
4.10%, 9/15/2067	213,000	157,965
4.30%, 3/1/2049	437,000	365,297
4.50%, 9/10/2048	450,000	386,986
4.95%, 9/9/2052	305,000	280,219
4.95%, 5/15/2053	249,000	228,134
5.15%, 1/20/2063	248,000	227,146
5.60%, 12/1/2054	625,000	626,900
United Parcel Service, Inc.:
3.40%, 11/15/2046	274,000	199,546
3.40%, 9/1/2049	351,000	246,837
3.63%, 10/1/2042 (b)	331,000	259,051
3.75%, 11/15/2047	832,000	635,207
4.25%, 3/15/2049	415,374	339,523
4.88%, 11/15/2040	162,000	153,139
5.05%, 3/3/2053	585,000	535,649
5.20%, 4/1/2040	220,000	215,994
5.30%, 4/1/2050 (b)	868,000	827,942
5.50%, 5/22/2054	754,000	737,239
5.60%, 5/22/2064	387,000	377,828
6.20%, 1/15/2038	471,000	509,561
		41,793,307
TRUCKING & LEASING — 0.1%
GATX Corp.:
3.10%, 6/1/2051	225,000	141,212
5.20%, 3/15/2044	79,000	73,034
5.50%, 6/15/2035	445,000	444,889
6.05%, 6/5/2054	616,000	619,659
		1,278,794
WATER — 0.3%
American Water Capital Corp.:
3.25%, 6/1/2051	146,000	98,071
3.45%, 5/1/2050	226,000	158,982
3.75%, 9/1/2047	478,000	361,072
4.00%, 12/1/2046	334,000	261,686
4.15%, 6/1/2049	427,000	341,869
4.20%, 9/1/2048	608,000	491,300
4.30%, 12/1/2042	133,000	115,029
4.30%, 9/1/2045	281,000	236,158
5.45%, 3/1/2054	505,000	486,143
6.59%, 10/15/2037	244,000	269,410
Essential Utilities, Inc.:
3.35%, 4/15/2050 (b)	282,000	187,733
4.28%, 5/1/2049	383,000	302,149
Security Description	Principal Amount	Value
5.30%, 5/1/2052	$356,000	$324,455
		3,634,057
TOTAL CORPORATE BONDS & NOTES (Cost $1,315,401,356)		1,190,197,639
	Shares
SHORT-TERM INVESTMENTS — 4.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (g) (h)	1,710,552	1,710,552
State Street Navigator Securities Lending Portfolio II (i) (j)	46,603,977	46,603,977
TOTAL SHORT-TERM INVESTMENTS (Cost $48,314,529)		48,314,529
TOTAL INVESTMENTS — 102.2% (Cost $1,363,715,885)		1,238,512,168
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(26,323,419)
NET ASSETS — 100.0%		$1,212,188,749
(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.2% of net assets as of March 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2025. Maturity date shown is the final maturity.
(f)	When-issued security.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2025.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$1,190,197,639	$—	$1,190,197,639
Short-Term Investments	48,314,529	—	—	48,314,529
TOTAL INVESTMENTS	$48,314,529	$1,190,197,639	$—	$1,238,512,168

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,293,303	$2,293,991	$29,546,565	$31,840,556	$183	$(183)	—	$—	$48,537
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	84,681,474	82,970,922	—	—	1,710,552	1,710,552	85,360
State Street Navigator Securities Lending Portfolio II	30,320,260	30,320,260	142,567,412	126,283,695	—	—	46,603,977	46,603,977	79,737
Total		$32,614,251	$256,795,451	$241,095,173	$183	$(183)		$48,314,529	$213,634
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 98.7%
U.S. Treasury Bonds:
1.13%, 5/15/2040 (a)	$175,501,500	$111,032,121
1.13%, 8/15/2040	214,401,200	134,335,752
1.25%, 5/15/2050	252,500,900	125,382,478
1.38%, 11/15/2040	237,137,200	154,139,180
1.38%, 8/15/2050	288,298,200	146,896,942
1.63%, 11/15/2050	288,753,700	157,145,178
1.75%, 8/15/2041	317,749,400	215,275,218
1.88%, 2/15/2041	290,965,600	204,130,554
1.88%, 2/15/2051	324,778,100	188,320,551
1.88%, 11/15/2051	300,076,900	172,544,217
2.00%, 11/15/2041	275,632,400	193,588,693
2.00%, 2/15/2050	222,787,400	134,821,188
2.00%, 8/15/2051	322,575,300	192,083,511
2.25%, 5/15/2041	230,952,500	171,157,454
2.25%, 8/15/2046	141,369,000	95,048,564
2.25%, 8/15/2049 (a)	190,090,200	122,578,477
2.25%, 2/15/2052	272,917,100	172,108,346
2.38%, 2/15/2042	223,662,300	166,034,311
2.38%, 11/15/2049	181,448,700	120,011,304
2.38%, 5/15/2051	330,386,600	216,041,863
2.50%, 2/15/2045	140,508,200	101,253,722
2.50%, 2/15/2046	110,210,300	78,352,635
2.50%, 5/15/2046	108,738,900	77,034,714
2.75%, 8/15/2042	66,099,700	51,588,750
2.75%, 11/15/2042	96,937,700	75,369,062
2.75%, 8/15/2047	139,113,200	101,704,791
2.75%, 11/15/2047	139,488,800	101,739,643
2.88%, 5/15/2043	131,637,700	103,623,552
2.88%, 8/15/2045	88,068,800	67,441,436
2.88%, 11/15/2046	58,924,200	44,515,392
2.88%, 5/15/2049	206,291,100	152,042,987
2.88%, 5/15/2052	263,304,100	191,183,461
3.00%, 5/15/2042	55,556,800	45,218,027
3.00%, 11/15/2044	105,278,500	82,923,269
3.00%, 5/15/2045	67,478,500	52,917,905
3.00%, 11/15/2045	53,439,000	41,707,470
3.00%, 2/15/2047	126,420,900	97,363,846
3.00%, 5/15/2047	94,992,900	72,966,421
3.00%, 2/15/2048	164,490,800	125,372,832
3.00%, 8/15/2048	194,516,300	147,680,422
3.00%, 2/15/2049	207,851,700	157,155,371
3.00%, 8/15/2052	256,207,800	190,754,714
3.13%, 11/15/2041	55,365,600	46,264,880
3.13%, 2/15/2042	65,601,300	54,623,332
3.13%, 2/15/2043	81,560,200	66,917,595
3.13%, 8/15/2044	120,747,600	97,371,619
3.13%, 5/15/2048	174,492,500	135,804,241
3.25%, 5/15/2042	194,007,600	163,936,422
3.38%, 8/15/2042	170,978,900	146,587,691
3.38%, 5/15/2044	95,701,100	80,478,644
3.38%, 11/15/2048	199,047,700	161,539,649
3.50%, 2/15/2039	29,444,700	26,831,483
Security Description	Principal Amount	Value
3.63%, 8/15/2043	$97,578,000	$85,746,667
3.63%, 2/15/2044	101,677,600	88,936,126
3.63%, 2/15/2053	246,352,100	207,513,152
3.63%, 5/15/2053	246,305,300	207,512,215
3.75%, 8/15/2041	60,583,800	55,206,988
3.75%, 11/15/2043	99,059,700	88,426,260
3.88%, 8/15/2040	64,069,400	59,894,878
3.88%, 2/15/2043	170,726,400	156,268,008
3.88%, 5/15/2043	174,446,200	159,263,929
4.00%, 11/15/2042	164,766,800	153,696,531
4.00%, 11/15/2052	262,395,200	236,647,671
4.13%, 8/15/2044	195,728,500	183,403,721
4.13%, 8/15/2053	287,646,600	265,084,320
4.25%, 5/15/2039	45,743,400	45,042,954
4.25%, 11/15/2040	67,190,800	65,500,531
4.25%, 2/15/2054	309,430,500	291,589,898
4.25%, 8/15/2054	307,596,900	290,342,636
4.38%, 2/15/2038	29,288,300	29,466,776
4.38%, 11/15/2039	57,364,800	57,060,050
4.38%, 5/15/2040	56,319,600	55,879,603
4.38%, 5/15/2041	54,343,300	53,553,624
4.38%, 8/15/2043	186,087,400	181,377,063
4.50%, 2/15/2036 (a)	34,940,500	35,961,418
4.50%, 5/15/2038	32,601,900	33,213,186
4.50%, 8/15/2039	53,625,000	54,136,113
4.50%, 2/15/2044	186,977,900	184,757,537
4.50%, 11/15/2054	300,630,100	296,214,595
4.63%, 2/15/2040	53,409,600	54,536,209
4.63%, 5/15/2044	188,359,300	188,947,923
4.63%, 11/15/2044	192,022,800	192,292,832
4.63%, 5/15/2054	306,354,600	307,407,694
4.63%, 2/15/2055	175,840,200	176,994,151
4.75%, 2/15/2037	21,230,200	22,255,221
4.75%, 2/15/2041	61,738,000	63,628,726
4.75%, 11/15/2043	185,398,700	189,425,328
4.75%, 2/15/2045 (a)	97,393,500	99,173,975
4.75%, 11/15/2053	294,401,800	300,933,840
5.00%, 5/15/2037	24,557,600	26,272,795
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,753,521,900)		11,576,507,024
Shares
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (b) (c)	2,186,810	2,186,810

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (d) (e)	54,758,734	$54,758,734
TOTAL SHORT-TERM INVESTMENTS (Cost $56,945,544)		56,945,544
TOTAL INVESTMENTS — 99.2% (Cost $13,810,467,444)		11,633,452,568
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		96,405,778
NET ASSETS — 100.0%		$11,729,858,346

(a)	All or a portion of the shares of the security are on loan at March 31, 2025.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2025.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$11,576,507,024	$—	$11,576,507,024
Short-Term Investments	56,945,544	—	—	56,945,544
TOTAL INVESTMENTS	$56,945,544	$11,576,507,024	$—	$11,633,452,568

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,664,472	$4,664,472	$523,951,693	$526,429,355	$—	$—	2,186,810	$2,186,810	$930,446
State Street Navigator Securities Lending Portfolio II	94,348,495	94,348,495	3,213,790,935	3,253,380,696	—	—	54,758,734	54,758,734	535,473
Total		$99,012,967	$3,737,742,628	$3,779,810,051	$—	$—		$56,945,544	$1,465,919
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO TREASURY ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 98.8%
U.S. Treasury Bonds:
1.13%, 5/15/2040	$263,400	$166,642
1.13%, 8/15/2040	334,300	209,460
1.25%, 5/15/2050	450,000	223,453
1.38%, 11/15/2040	420,000	273,000
1.38%, 8/15/2050	539,800	275,045
1.63%, 11/15/2050	509,800	277,443
1.75%, 8/15/2041	506,600	343,222
1.88%, 2/15/2041	465,000	326,227
1.88%, 2/15/2051	599,800	347,790
1.88%, 11/15/2051	539,800	310,385
2.00%, 11/15/2041	405,000	284,449
2.00%, 2/15/2050	420,000	254,166
2.00%, 8/15/2051	584,800	348,230
2.25%, 5/15/2041	375,000	277,910
2.25%, 8/15/2046	270,000	181,533
2.25%, 8/15/2049	345,000	222,471
2.25%, 2/15/2052	480,000	302,700
2.38%, 2/15/2042	390,000	289,514
2.38%, 11/15/2049	330,000	218,264
2.38%, 5/15/2051	584,800	382,404
2.50%, 2/15/2045	255,000	183,759
2.50%, 2/15/2046	210,000	149,297
2.50%, 5/15/2046	210,000	148,772
2.75%, 8/15/2042	120,000	93,656
2.75%, 11/15/2042	165,000	128,288
2.75%, 8/15/2047	270,000	197,395
2.75%, 11/15/2047	270,000	196,931
2.88%, 5/15/2043	240,000	188,925
2.88%, 8/15/2045	180,000	137,841
2.88%, 11/15/2046	120,000	90,656
2.88%, 5/15/2049	360,000	265,331
2.88%, 5/15/2052	480,000	348,525
3.00%, 5/15/2042	120,000	97,669
3.00%, 11/15/2044	180,000	141,778
3.00%, 5/15/2045	120,000	94,106
3.00%, 11/15/2045	120,000	93,656
3.00%, 2/15/2047	240,000	184,838
3.00%, 5/15/2047	180,000	138,263
3.00%, 2/15/2048	300,000	228,656
3.00%, 8/15/2048	345,000	261,930
3.00%, 2/15/2049	360,000	272,194
3.00%, 8/15/2052	450,000	335,039
3.13%, 11/15/2041	120,000	100,275
3.13%, 2/15/2042	120,000	99,919
3.13%, 2/15/2043	150,000	123,070
3.13%, 8/15/2044	210,000	169,345
3.13%, 5/15/2048	300,000	233,484
3.25%, 5/15/2042	360,000	304,200
3.38%, 8/15/2042	300,000	257,203
3.38%, 5/15/2044	180,000	151,369
3.38%, 11/15/2048	360,000	292,163
3.63%, 8/15/2043	180,000	158,175
Security Description	Principal Amount	Value
3.63%, 2/15/2044	$180,000	$157,444
3.63%, 2/15/2053	450,000	379,055
3.63%, 5/15/2053	450,000	379,125
3.75%, 8/15/2041	120,000	109,350
3.75%, 11/15/2043	165,000	147,288
3.88%, 8/15/2040	120,000	112,181
3.88%, 2/15/2043	300,000	274,594
3.88%, 5/15/2043	300,000	273,891
4.00%, 11/15/2042	300,000	279,844
4.00%, 11/15/2052	450,000	405,844
4.13%, 8/15/2053	509,800	469,813
4.25%, 5/15/2039	120,000	118,163
4.25%, 11/15/2040	120,000	116,981
4.25%, 2/15/2054	539,800	508,677
4.25%, 8/15/2054	116,900	110,343
4.38%, 11/15/2039	120,000	119,363
4.38%, 5/15/2040	120,000	119,063
4.38%, 5/15/2041	120,000	118,256
4.38%, 8/15/2043	315,000	307,027
4.50%, 2/15/2036 (a)	90,000	92,630
4.50%, 8/15/2039	120,000	121,144
4.50%, 2/15/2044	330,000	326,081
4.50%, 11/15/2054	233,400	229,972
4.63%, 2/15/2040	120,000	122,531
4.63%, 5/15/2044	56,800	56,978
4.63%, 5/15/2054	243,200	244,036
4.63%, 2/15/2055	180,200	181,383
4.75%, 2/15/2041	120,000	123,675
4.75%, 11/15/2043	330,000	337,167
4.75%, 11/15/2053	509,800	521,111
U.S. Treasury Notes:
0.38%, 7/31/2027	360,000	331,959
0.38%, 9/30/2027	390,000	357,673
0.50%, 4/30/2027	270,000	251,775
0.50%, 5/31/2027	270,000	251,079
0.50%, 6/30/2027	300,000	278,273
0.50%, 8/31/2027	300,000	276,703
0.50%, 10/31/2027	360,000	330,216
0.63%, 7/31/2026	450,000	430,541
0.63%, 3/31/2027	180,000	168,736
0.63%, 11/30/2027	390,000	358,038
0.63%, 12/31/2027	450,000	411,961
0.63%, 5/15/2030	629,800	532,821
0.63%, 8/15/2030	787,100	659,996
0.75%, 4/30/2026	450,000	434,408
0.75%, 5/31/2026	480,000	462,187
0.75%, 8/31/2026	480,000	458,925
0.75%, 1/31/2028	480,000	439,875
0.88%, 6/30/2026	420,000	404,135
0.88%, 9/30/2026	450,000	429,979
0.88%, 11/15/2030	817,100	689,428
1.00%, 7/31/2028	480,000	436,837
1.13%, 10/31/2026	450,000	430,664
1.13%, 2/28/2027	120,000	113,883
1.13%, 2/29/2028	480,000	443,887

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
1.13%, 8/31/2028	$480,000	$437,700
1.13%, 2/15/2031	842,800	717,236
1.25%, 11/30/2026	480,000	459,394
1.25%, 12/31/2026	450,000	429,768
1.25%, 3/31/2028	450,000	416,742
1.25%, 4/30/2028	480,000	443,512
1.25%, 5/31/2028	480,000	442,500
1.25%, 6/30/2028	450,000	413,965
1.25%, 9/30/2028	480,000	438,562
1.25%, 8/15/2031	902,700	761,371
1.38%, 8/31/2026	180,000	173,630
1.38%, 10/31/2028	450,000	412,172
1.38%, 12/31/2028	450,000	410,520
1.38%, 11/15/2031	872,700	736,886
1.50%, 8/15/2026	420,000	406,153
1.50%, 1/31/2027	629,800	603,009
1.50%, 11/30/2028	450,000	413,227
1.50%, 2/15/2030	450,000	401,414
1.63%, 5/15/2026	390,000	379,732
1.63%, 9/30/2026	150,000	144,979
1.63%, 10/31/2026	180,000	173,637
1.63%, 11/30/2026	180,000	173,384
1.63%, 8/15/2029	360,000	327,234
1.63%, 5/15/2031	842,800	733,302
1.75%, 12/31/2026	180,000	173,412
1.75%, 1/31/2029	420,000	387,877
1.75%, 11/15/2029	270,000	245,468
1.88%, 6/30/2026	180,000	175,373
1.88%, 7/31/2026	180,000	175,092
1.88%, 2/28/2027	420,000	404,332
1.88%, 2/28/2029	390,000	361,298
1.88%, 2/15/2032	827,800	718,763
2.00%, 11/15/2026	420,000	407,220
2.13%, 5/31/2026	210,000	205,455
2.25%, 2/15/2027	360,000	349,200
2.25%, 8/15/2027	360,000	346,669
2.25%, 11/15/2027	360,000	345,319
2.38%, 4/30/2026	150,000	147,363
2.38%, 5/15/2027	450,000	435,973
2.38%, 3/31/2029	390,000	367,788
2.38%, 5/15/2029	390,000	367,118
2.50%, 3/31/2027	420,000	408,811
2.63%, 5/31/2027	390,000	379,671
2.63%, 2/15/2029	480,000	457,800
2.63%, 7/31/2029	300,000	284,438
2.75%, 4/30/2027	390,000	381,073
2.75%, 7/31/2027	360,000	350,859
2.75%, 2/15/2028	480,000	465,262
2.75%, 5/31/2029	360,000	343,800
2.75%, 8/15/2032	812,800	743,204
2.88%, 5/15/2028	509,800	494,426
2.88%, 8/15/2028	509,800	493,311
2.88%, 4/30/2029	360,000	345,797
2.88%, 5/15/2032	812,800	751,967
3.13%, 8/31/2027	360,000	353,587
Security Description	Principal Amount	Value
3.13%, 11/15/2028	$480,000	$467,212
3.13%, 8/31/2029	300,000	290,203
3.25%, 6/30/2027	360,000	355,134
3.25%, 6/30/2029	330,000	321,234
3.38%, 9/15/2027	432,400	427,231
3.38%, 5/15/2033	797,800	755,666
3.50%, 9/30/2026	83,800	83,244
3.50%, 1/31/2028	330,000	326,520
3.50%, 4/30/2028	330,000	326,184
3.50%, 9/30/2029	233,800	229,562
3.50%, 1/31/2030	300,000	294,047
3.50%, 4/30/2030	285,000	278,855
3.50%, 2/15/2033	812,800	778,510
3.63%, 5/15/2026	330,000	328,505
3.63%, 3/31/2028	330,000	327,602
3.63%, 5/31/2028	330,000	327,293
3.63%, 8/31/2029	233,800	230,878
3.63%, 3/31/2030	270,000	265,845
3.63%, 9/30/2031	167,600	163,423
3.75%, 4/15/2026	330,000	328,956
3.75%, 8/31/2026	333,100	332,085
3.75%, 8/15/2027	416,900	415,532
3.75%, 12/31/2028	450,000	447,363
3.75%, 5/31/2030	270,000	267,131
3.75%, 6/30/2030	270,000	267,005
3.75%, 12/31/2030	330,000	325,488
3.75%, 8/31/2031	333,100	327,271
3.88%, 3/31/2027	550,000	549,785
3.88%, 10/15/2027	282,400	282,268
3.88%, 11/30/2027	330,000	329,820
3.88%, 12/31/2027	330,000	329,897
3.88%, 3/15/2028	100,000	99,984
3.88%, 9/30/2029	300,000	299,156
3.88%, 11/30/2029	270,000	269,156
3.88%, 12/31/2029	270,000	269,093
3.88%, 8/15/2033	872,700	855,382
3.88%, 8/15/2034	650,600	634,132
4.00%, 1/15/2027	420,000	420,459
4.00%, 12/15/2027	111,100	111,430
4.00%, 2/29/2028	330,000	330,954
4.00%, 6/30/2028	330,000	331,109
4.00%, 1/31/2029	480,000	481,350
4.00%, 7/31/2029	186,400	186,881
4.00%, 10/31/2029	285,000	285,623
4.00%, 2/28/2030	647,000	648,516
4.00%, 3/31/2030	250,000	250,488
4.00%, 7/31/2030	285,000	285,245
4.00%, 1/31/2031	330,000	329,588
4.00%, 2/15/2034	962,500	949,566
4.13%, 6/15/2026	330,000	330,503
4.13%, 10/31/2026	167,600	168,032
4.13%, 1/31/2027	460,700	462,266
4.13%, 2/15/2027	420,000	421,493
4.13%, 2/28/2027	517,200	519,160
4.13%, 9/30/2027	360,000	362,081

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 10/31/2027	$330,000	$331,830
4.13%, 11/15/2027	444,400	446,969
4.13%, 7/31/2028	330,000	332,295
4.13%, 3/31/2029	539,800	543,806
4.13%, 10/31/2029	249,300	251,131
4.13%, 11/30/2029	333,300	335,904
4.13%, 8/31/2030	300,000	301,875
4.13%, 3/31/2031	345,000	346,725
4.13%, 7/31/2031	281,700	282,844
4.13%, 10/31/2031	249,300	250,079
4.13%, 11/30/2031	277,600	278,468
4.13%, 2/29/2032	258,600	259,287
4.13%, 3/31/2032	200,000	200,531
4.13%, 11/15/2032	782,800	784,023
4.25%, 11/30/2026	499,800	502,240
4.25%, 12/31/2026	499,800	502,397
4.25%, 3/15/2027	450,000	452,848
4.25%, 1/15/2028	194,500	196,323
4.25%, 2/15/2028	310,300	313,355
4.25%, 2/28/2029	509,800	515,774
4.25%, 6/30/2029	150,000	151,828
4.25%, 1/31/2030	194,500	197,007
4.25%, 2/28/2031	330,000	333,816
4.25%, 6/30/2031	261,400	264,279
4.25%, 11/15/2034	694,300	696,470
4.38%, 7/31/2026	75,000	75,375
4.38%, 8/15/2026	330,000	331,714
4.38%, 12/15/2026	420,000	422,970
4.38%, 7/15/2027	93,200	94,168
4.38%, 8/31/2028	360,000	365,287
4.38%, 11/30/2028	450,000	457,031
4.38%, 12/31/2029	227,800	231,929
4.38%, 11/30/2030	300,000	305,438
4.38%, 1/31/2032	277,600	282,501
4.38%, 5/15/2034	711,300	720,969
4.50%, 7/15/2026	330,000	332,063
4.50%, 4/15/2027	480,000	485,512
4.50%, 5/15/2027	281,700	285,045
4.50%, 5/31/2029	450,000	459,738
4.50%, 12/31/2031	305,600	313,288
4.50%, 11/15/2033	917,500	939,577
4.63%, 6/30/2026	186,400	187,776
4.63%, 9/15/2026	360,000	363,389
4.63%, 10/15/2026	360,000	363,572
4.63%, 11/15/2026	390,000	394,052
Security Description	Principal Amount	Value
4.63%, 6/15/2027	$93,200	$94,634
4.63%, 9/30/2028	390,000	399,080
4.63%, 4/30/2029	569,800	584,668
4.63%, 9/30/2030	300,000	309,258
4.63%, 4/30/2031	360,000	371,278
4.63%, 5/31/2031	281,700	290,503
4.63%, 2/15/2035	484,500	500,473
4.88%, 4/30/2026	569,800	574,697
4.88%, 5/31/2026	186,400	188,148
4.88%, 10/31/2028	420,000	433,387
4.88%, 10/31/2030	300,000	312,914
TOTAL U.S. TREASURY OBLIGATIONS (Cost $89,975,927)		90,569,694
	Shares
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (b) (c)	517,480	517,480
State Street Navigator Securities Lending Portfolio II (d) (e)	79,990	79,990
TOTAL SHORT-TERM INVESTMENTS (Cost $597,470)		597,470
TOTAL INVESTMENTS — 99.5% (Cost $90,573,397)		91,167,164
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		496,637
NET ASSETS — 100.0%		$91,663,801
(a)	All or a portion of the shares of the security are on loan at March 31, 2025.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2025.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$90,569,694	$—	$90,569,694
Short-Term Investments	597,470	—	—	597,470
TOTAL INVESTMENTS	$597,470	$90,569,694	$—	$91,167,164

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	235,074	$235,074	$3,665,172	$3,382,766	$—	$—	517,480	$517,480	$5,200
State Street Navigator Securities Lending Portfolio II	—	—	20,122,035	20,042,045	—	—	79,990	79,990	236
Total		$235,074	$23,787,207	$23,424,811	$—	$—		$597,470	$5,436
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.1%
Federal Home Loan Mortgage Corp.:
1.50%, 10/1/2035	$918,477	$813,635
1.50%, 12/1/2035	3,278,882	2,902,328
1.50%, 2/1/2036	2,740,459	2,424,719
1.50%, 4/1/2036	1,550,954	1,367,694
1.50%, 5/1/2036	327,054	288,334
1.50%, 6/1/2036	827,634	732,205
1.50%, 7/1/2036	684,748	602,869
1.50%, 12/1/2036	859,334	755,218
1.50%, 3/1/2037	10,601,549	9,308,703
1.50%, 4/1/2037	7,981,939	7,008,551
1.50%, 5/1/2041	3,673,160	3,019,755
1.50%, 1/1/2042	1,573,686	1,289,846
1.50%, 12/1/2050	2,209,750	1,677,562
1.50%, 2/1/2051	7,662,154	5,797,067
1.50%, 5/1/2051	2,353,561	1,781,999
1.50%, 6/1/2051	13,652,796	10,336,159
1.50%, 10/1/2051	8,608,461	6,514,557
1.50%, 11/1/2051	2,114,650	1,600,122
1.50%, 3/1/2052	2,091,359	1,582,012
2.00%, 3/1/2028	93,370	90,744
2.00%, 2/1/2032	1,254,484	1,178,003
2.00%, 7/1/2035	875,638	797,963
2.00%, 8/1/2035	2,532,423	2,317,631
2.00%, 9/1/2035	11,318,858	10,331,122
2.00%, 10/1/2035	156,688	143,149
2.00%, 11/1/2035	5,163,785	4,713,787
2.00%, 1/1/2036	914,484	832,094
2.00%, 4/1/2036	3,551,682	3,224,247
2.00%, 6/1/2036	1,103,768	1,002,048
2.00%, 8/1/2036	4,830,640	4,382,576
2.00%, 9/1/2036	5,309,267	4,823,394
2.00%, 10/1/2036	2,767,037	2,509,540
2.00%, 11/1/2036	332,991	301,944
2.00%, 12/1/2036	20,481,642	18,514,973
2.00%, 1/1/2037	5,104,400	4,614,774
2.00%, 2/1/2037	4,063,375	3,687,643
2.00%, 3/1/2037	680,972	618,354
2.00%, 4/1/2037	5,516,412	4,992,968
2.00%, 6/1/2037	3,106,321	2,828,615
2.00%, 5/1/2041	2,854,025	2,440,549
2.00%, 7/1/2041	5,021,882	4,290,604
2.00%, 8/1/2041	7,357,429	6,283,316
2.00%, 3/1/2042	1,994,463	1,693,889
2.00%, 4/1/2042	1,532,751	1,301,759
2.00%, 8/1/2050	5,556,796	4,465,676
2.00%, 9/1/2050	16,996,502	13,696,621
2.00%, 10/1/2050	10,124,132	8,124,310
2.00%, 11/1/2050	20,107,988	16,140,900
2.00%, 12/1/2050	25,332,306	20,337,252
2.00%, 1/1/2051	32,735,611	26,213,789
2.00%, 2/1/2051	33,389,101	26,811,245
Security Description	Principal Amount	Value
2.00%, 3/1/2051	$9,227,758	$7,389,060
2.00%, 4/1/2051	33,262,342	26,616,249
2.00%, 5/1/2051	8,378,484	6,758,024
2.00%, 6/1/2051	1,729,567	1,387,827
2.00%, 7/1/2051	633,693	507,238
2.00%, 8/1/2051	5,164,017	4,127,462
2.00%, 9/1/2051	39,257,889	31,380,708
2.00%, 10/1/2051	7,672,002	6,132,325
2.00%, 11/1/2051	53,278,090	42,511,361
2.00%, 12/1/2051	3,698,332	2,965,369
2.00%, 1/1/2052	3,739,648	2,986,977
2.00%, 2/1/2052	46,053,839	36,716,208
2.00%, 3/1/2052	16,924,569	13,510,973
2.00%, 6/1/2052	2,614,311	2,081,622
2.50%, 4/1/2027	93,421	91,653
2.50%, 9/1/2027	77,419	75,791
2.50%, 10/1/2027	34,504	33,755
2.50%, 1/1/2028	121,943	119,330
2.50%, 4/1/2028	48,718	47,636
2.50%, 5/1/2028	41,950	41,078
2.50%, 6/1/2028	27,729	27,090
2.50%, 10/1/2029	11,398	11,025
2.50%, 1/1/2031	49,486	47,481
2.50%, 6/1/2031	251,662	240,743
2.50%, 10/1/2031	323,457	308,518
2.50%, 9/1/2032	601,535	575,074
2.50%, 11/1/2032	64,214	60,883
2.50%, 2/1/2033	50,300	47,691
2.50%, 4/1/2033	1,755,984	1,663,151
2.50%, 12/1/2033	1,255,812	1,190,025
2.50%, 1/1/2035	1,164,989	1,092,096
2.50%, 2/1/2035	384,023	357,098
2.50%, 4/1/2035	333,163	310,707
2.50%, 5/1/2035	1,098,453	1,024,077
2.50%, 7/1/2035	3,913,922	3,658,727
2.50%, 8/1/2035	2,194,056	2,043,469
2.50%, 9/1/2035	1,799,751	1,675,674
2.50%, 10/1/2035	837,298	779,573
2.50%, 11/1/2035	1,086,912	1,011,309
2.50%, 12/1/2035	436,185	405,710
2.50%, 1/1/2036	559,002	519,775
2.50%, 4/1/2036	433,035	402,070
2.50%, 7/1/2036	1,610,187	1,493,557
2.50%, 10/1/2036	635,931	589,281
2.50%, 1/1/2037	3,419,504	3,166,551
2.50%, 3/1/2037	859,097	795,553
2.50%, 4/1/2037	2,827,048	2,619,940
2.50%, 6/1/2037	6,869,658	6,378,971
2.50%, 2/1/2040	2,262,317	2,015,405
2.50%, 5/1/2040	96,212	85,726
2.50%, 8/1/2040	551,580	490,949
2.50%, 9/1/2040	2,504,756	2,228,651
2.50%, 6/1/2041	383,956	338,857
2.50%, 12/1/2041	2,425,316	2,135,935
2.50%, 4/1/2042	2,971,281	2,611,158

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 6/1/2042	$5,865,724	$5,167,661
2.50%, 4/1/2043	53,677	47,103
2.50%, 9/1/2046	79,947	68,412
2.50%, 1/1/2050	44,902	37,759
2.50%, 4/1/2050	953,659	809,441
2.50%, 5/1/2050	1,903,059	1,601,242
2.50%, 6/1/2050	9,128,769	7,728,879
2.50%, 7/1/2050	1,411,827	1,195,546
2.50%, 8/1/2050	8,623,315	7,235,960
2.50%, 9/1/2050	16,628,346	14,099,168
2.50%, 10/1/2050	44,352,468	37,529,554
2.50%, 11/1/2050	8,007,817	6,712,031
2.50%, 12/1/2050	12,320,853	10,323,329
2.50%, 1/1/2051	19,065,690	15,970,270
2.50%, 2/1/2051	4,970,609	4,169,162
2.50%, 3/1/2051	2,112,704	1,768,870
2.50%, 4/1/2051	2,919,570	2,429,480
2.50%, 6/1/2051	7,729,318	6,434,052
2.50%, 8/1/2051	7,565,250	6,320,866
2.50%, 9/1/2051	48,006,262	40,140,889
2.50%, 10/1/2051	11,606,348	9,712,684
2.50%, 11/1/2051	32,801,413	27,375,481
2.50%, 12/1/2051	28,005,646	23,437,035
2.50%, 1/1/2052	3,119,122	2,597,636
2.50%, 2/1/2052	10,053,485	8,369,965
2.50%, 3/1/2052	10,882,333	9,091,249
2.50%, 4/1/2052	40,171,067	33,660,498
2.50%, 5/1/2052	3,206,036	2,672,143
2.50%, 7/1/2052	3,391,982	2,830,888
3.00%, 10/1/2026	18,134	17,921
3.00%, 11/1/2026	35,346	34,875
3.00%, 3/1/2027	243,985	240,504
3.00%, 6/1/2027	29,156	28,704
3.00%, 10/1/2028	22,174	21,826
3.00%, 2/1/2029	9,624	9,441
3.00%, 7/1/2029	17,124	16,727
3.00%, 8/1/2029	51,726	50,507
3.00%, 9/1/2029	12,145	11,854
3.00%, 10/1/2030	67,571	65,595
3.00%, 11/1/2030	88,121	85,514
3.00%, 12/1/2030	290,066	281,285
3.00%, 2/1/2031	256,550	248,403
3.00%, 8/1/2031	66,232	63,988
3.00%, 11/1/2031	61,287	59,709
3.00%, 2/1/2032	53,148	51,286
3.00%, 5/1/2032	171,631	165,397
3.00%, 6/1/2032	134,634	129,719
3.00%, 7/1/2032	64,567	62,185
3.00%, 10/1/2032	87,616	84,294
3.00%, 12/1/2032	1,564,778	1,504,429
3.00%, 1/1/2033	57,635	55,540
3.00%, 2/1/2033	76,237	73,319
3.00%, 3/1/2033	1,466,405	1,409,019
3.00%, 4/1/2033	1,857,874	1,797,664
3.00%, 5/1/2033	47,236	45,406
Security Description	Principal Amount	Value
3.00%, 7/1/2033	$512,774	$494,553
3.00%, 9/1/2034	1,152,108	1,101,838
3.00%, 1/1/2035	1,598,012	1,532,752
3.00%, 4/1/2035	167,524	158,310
3.00%, 6/1/2035	190,962	180,255
3.00%, 7/1/2035	3,337,413	3,180,498
3.00%, 12/1/2035	5,094,252	4,856,311
3.00%, 4/1/2036	136,476	128,580
3.00%, 8/1/2036	246,536	234,580
3.00%, 9/1/2036	142,262	134,611
3.00%, 6/1/2037	811,857	777,111
3.00%, 11/1/2037	2,247,813	2,127,876
3.00%, 1/1/2038	85,545	79,947
3.00%, 2/1/2038	519,245	486,837
3.00%, 11/1/2039	69,158	63,721
3.00%, 4/1/2042	2,542,631	2,309,735
3.00%, 6/1/2042	1,514,796	1,375,849
3.00%, 8/1/2042	112,932	102,573
3.00%, 9/1/2042	86,920	78,947
3.00%, 11/1/2042	700,649	636,930
3.00%, 1/1/2043	324,498	295,098
3.00%, 2/1/2043	476,311	433,308
3.00%, 3/1/2043	139,531	126,583
3.00%, 4/1/2043	1,199,928	1,087,140
3.00%, 5/1/2043	603,334	546,849
3.00%, 6/1/2043	35,719	32,405
3.00%, 7/1/2043	60,245	54,654
3.00%, 8/1/2043	39,012	35,392
3.00%, 9/1/2043	39,476	35,813
3.00%, 10/1/2043	40,692	36,916
3.00%, 12/1/2044	79,190	70,642
3.00%, 1/1/2045	321,236	286,926
3.00%, 6/1/2045	324,652	289,045
3.00%, 7/1/2045	431,977	384,042
3.00%, 8/1/2045	354,804	322,658
3.00%, 5/1/2046	92,263	82,015
3.00%, 6/1/2046	1,848,361	1,673,573
3.00%, 7/1/2046	4,823,042	4,282,350
3.00%, 8/1/2046	893,093	792,987
3.00%, 9/1/2046	1,670,094	1,477,586
3.00%, 10/1/2046	616,598	548,386
3.00%, 11/1/2046	134,863	119,884
3.00%, 12/1/2046	3,130,021	2,780,258
3.00%, 1/1/2047	639,743	568,208
3.00%, 2/1/2047	6,087,797	5,388,750
3.00%, 5/1/2047	652,173	582,106
3.00%, 7/1/2047	680,829	604,619
3.00%, 12/1/2047	212,260	188,401
3.00%, 1/1/2048	922,485	818,794
3.00%, 2/1/2048	81,906	72,700
3.00%, 3/1/2048	494,737	439,126
3.00%, 10/1/2048	481,567	427,437
3.00%, 5/1/2049	83,904	73,701
3.00%, 7/1/2049	47,032	41,312
3.00%, 8/1/2049	1,046,608	919,333

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 9/1/2049	$837,661	$735,795
3.00%, 10/1/2049	2,012,589	1,776,749
3.00%, 12/1/2049	411,273	362,844
3.00%, 1/1/2050	1,061,582	934,125
3.00%, 2/1/2050	10,148,295	8,945,917
3.00%, 3/1/2050	893,585	788,363
3.00%, 4/1/2050	6,211,284	5,465,046
3.00%, 5/1/2050	344,264	304,124
3.00%, 8/1/2050	2,405,535	2,130,688
3.00%, 9/1/2050	4,669,469	4,077,096
3.00%, 11/1/2050	3,724,190	3,253,844
3.00%, 1/1/2051	1,821,391	1,598,735
3.00%, 4/1/2051	1,368,833	1,197,493
3.00%, 5/1/2051	5,492,255	4,813,973
3.00%, 6/1/2051	18,852,312	16,492,303
3.00%, 7/1/2051	7,648,832	6,711,977
3.00%, 10/1/2051	3,072,356	2,683,025
3.00%, 11/1/2051	1,468,168	1,281,212
3.00%, 12/1/2051	5,050,520	4,403,699
3.00%, 1/1/2052	7,105,105	6,193,948
3.00%, 2/1/2052	9,953,546	8,686,313
3.00%, 3/1/2052	21,057,131	18,297,237
3.00%, 4/1/2052	10,414,651	9,087,137
3.00%, 5/1/2052	6,764,280	5,882,291
3.00%, 6/1/2052	6,357,441	5,554,137
3.00%, 8/1/2052	17,544,516	15,224,224
3.50%, 2/1/2026	6,484	6,441
3.50%, 10/1/2026	13,066	12,952
3.50%, 1/1/2029	7,991	7,898
3.50%, 3/1/2029	178,683	175,851
3.50%, 4/1/2029	63,060	62,059
3.50%, 6/1/2029	15,060	14,832
3.50%, 8/1/2029	8,189	8,063
3.50%, 9/1/2029	192,519	189,280
3.50%, 2/1/2030	5,676	5,581
3.50%, 1/1/2034	54,723	53,262
3.50%, 3/1/2034	175,211	170,430
3.50%, 8/1/2034	61,588	59,787
3.50%, 7/1/2035	88,302	84,859
3.50%, 10/1/2037	893,136	860,878
3.50%, 7/1/2038	1,957,478	1,883,376
3.50%, 2/1/2039	36,496	34,833
3.50%, 3/1/2039	113,660	108,011
3.50%, 4/1/2039	64,549	61,182
3.50%, 2/1/2040	1,063,204	1,015,376
3.50%, 10/1/2041	448,451	418,820
3.50%, 2/1/2042	293,580	274,125
3.50%, 7/1/2042	10,281	9,596
3.50%, 8/1/2042	407,280	379,671
3.50%, 9/1/2042	101,122	94,262
3.50%, 3/1/2043	58,895	54,879
3.50%, 5/1/2043	156,905	146,173
3.50%, 8/1/2043	816,868	760,165
3.50%, 11/1/2043	23,989	22,353
3.50%, 12/1/2043	417,392	389,426
Security Description	Principal Amount	Value
3.50%, 1/1/2044	$254,146	$236,905
3.50%, 5/1/2044	74,551	68,923
3.50%, 6/1/2044	42,274	39,134
3.50%, 8/1/2044	58,073	53,714
3.50%, 10/1/2044	310,820	287,740
3.50%, 11/1/2044	33,142	30,681
3.50%, 12/1/2044	226,754	209,689
3.50%, 1/1/2045	418,853	387,253
3.50%, 2/1/2045	77,986	72,195
3.50%, 3/1/2045	161,093	148,935
3.50%, 7/1/2045	75,177	69,449
3.50%, 8/1/2045	75,091	69,368
3.50%, 10/1/2045	71,036	65,622
3.50%, 11/1/2045	146,170	134,920
3.50%, 12/1/2045	454,110	418,401
3.50%, 1/1/2046	419,518	387,168
3.50%, 3/1/2046	577,345	533,072
3.50%, 5/1/2046	181,616	166,665
3.50%, 7/1/2046	2,597,659	2,405,269
3.50%, 12/1/2046	225,534	207,079
3.50%, 2/1/2047	3,167,044	2,908,173
3.50%, 6/1/2047	1,134,909	1,046,512
3.50%, 7/1/2047	130,035	119,183
3.50%, 8/1/2047	116,451	106,865
3.50%, 9/1/2047	2,662,422	2,440,040
3.50%, 10/1/2047	779,617	715,292
3.50%, 11/1/2047	1,413,579	1,314,205
3.50%, 12/1/2047	150,477	138,090
3.50%, 2/1/2048	712,181	652,756
3.50%, 3/1/2048	4,078,836	3,724,493
3.50%, 5/1/2048	154,100	141,486
3.50%, 6/1/2048	100,630	92,275
3.50%, 7/1/2048	1,239,242	1,134,787
3.50%, 11/1/2048	543,222	499,559
3.50%, 2/1/2049	1,759,101	1,612,289
3.50%, 3/1/2049	1,186,774	1,085,361
3.50%, 4/1/2049	431,340	393,496
3.50%, 6/1/2049	89,130	81,302
3.50%, 7/1/2049	651,156	593,964
3.50%, 8/1/2049	1,128,634	1,034,134
3.50%, 9/1/2049	1,474,097	1,351,016
3.50%, 10/1/2049	533,381	488,784
3.50%, 12/1/2049	20,281,813	18,658,034
3.50%, 1/1/2050	14,872,831	13,552,690
3.50%, 5/1/2050	1,419,002	1,294,416
3.50%, 6/1/2050	298,020	271,886
3.50%, 5/1/2051	454,928	413,231
3.50%, 6/1/2051	1,390,109	1,262,929
3.50%, 7/1/2051	146,128	132,747
3.50%, 9/1/2051	389,019	353,337
3.50%, 11/1/2051	5,232,248	4,770,000
3.50%, 2/1/2052	1,162,561	1,056,709
3.50%, 3/1/2052	8,974,104	8,100,806
3.50%, 4/1/2052	3,366,353	3,052,762
3.50%, 5/1/2052	659,194	595,789

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 7/1/2052	$1,264,581	$1,148,243
3.50%, 9/1/2052	28,599,453	25,841,975
3.50%, 11/1/2052	13,734,527	12,408,153
4.00%, 6/1/2025	959	956
4.00%, 2/1/2027	8,047	8,008
4.00%, 11/1/2033	20,407	20,163
4.00%, 6/1/2035	47,320	46,490
4.00%, 4/1/2038	1,316,944	1,283,051
4.00%, 10/1/2039	184,343	177,446
4.00%, 12/1/2039	480,850	468,443
4.00%, 10/1/2040	394,503	379,809
4.00%, 12/1/2040	143,210	137,874
4.00%, 1/1/2041	250,343	241,001
4.00%, 2/1/2041	25,153	24,214
4.00%, 12/1/2041	28,706	27,628
4.00%, 2/1/2042	75,076	72,164
4.00%, 4/1/2042	14,261	13,726
4.00%, 6/1/2042	53,516	51,416
4.00%, 10/1/2043	73,400	70,645
4.00%, 12/1/2043	467,247	448,399
4.00%, 5/1/2044	31,565	30,108
4.00%, 7/1/2044	103,096	98,286
4.00%, 8/1/2044	54,451	51,876
4.00%, 10/1/2044	50,707	48,370
4.00%, 11/1/2044	238,233	226,966
4.00%, 12/1/2044	13,499	12,877
4.00%, 2/1/2045	261,883	248,937
4.00%, 4/1/2045	17,759	16,903
4.00%, 5/1/2045	595,671	569,692
4.00%, 9/1/2045	57,184	54,357
4.00%, 10/1/2045	327,050	310,952
4.00%, 11/1/2045	190,750	181,320
4.00%, 12/1/2045	147,877	140,683
4.00%, 1/1/2046	341,320	324,968
4.00%, 2/1/2046	1,148,837	1,092,046
4.00%, 9/1/2046	85,246	81,230
4.00%, 12/1/2046	126,402	120,153
4.00%, 1/1/2047	1,910,024	1,809,257
4.00%, 2/1/2047	841,693	796,399
4.00%, 5/1/2047	57,778	54,610
4.00%, 6/1/2047	64,130	60,693
4.00%, 7/1/2047	228,284	216,007
4.00%, 8/1/2047	123,744	117,113
4.00%, 9/1/2047	62,447	59,101
4.00%, 11/1/2047	134,789	127,953
4.00%, 12/1/2047	69,304	65,590
4.00%, 2/1/2048	469,612	443,875
4.00%, 3/1/2048	122,270	115,569
4.00%, 4/1/2048	104,180	98,544
4.00%, 5/1/2048	89,830	84,970
4.00%, 6/1/2048	1,525,890	1,450,324
4.00%, 7/1/2048	94,232	89,134
4.00%, 9/1/2048	846,797	799,971
4.00%, 10/1/2048	921,977	869,024
4.00%, 11/1/2048	481,698	456,861
Security Description	Principal Amount	Value
4.00%, 12/1/2048	$598,200	$567,131
4.00%, 1/1/2049	768,245	736,572
4.00%, 3/1/2049	1,354,755	1,279,678
4.00%, 4/1/2049	1,580,446	1,494,525
4.00%, 6/1/2049	428,071	404,283
4.00%, 7/1/2049	900,686	851,652
4.00%, 8/1/2049	133,846	126,408
4.00%, 9/1/2049	337,381	318,633
4.00%, 12/1/2049	51,322	48,470
4.00%, 1/1/2050	1,066,864	1,007,580
4.00%, 4/1/2050	111,699	105,104
4.00%, 5/1/2050	223,075	209,902
4.00%, 6/1/2050	298,891	281,241
4.00%, 7/1/2050	483,583	456,422
4.00%, 2/1/2051	8,743,102	8,257,262
4.00%, 4/1/2052	901,684	842,462
4.00%, 5/1/2052	614,454	574,002
4.00%, 7/1/2052	2,738,173	2,557,907
4.00%, 8/1/2052	17,098,355	15,983,354
4.00%, 10/1/2052	15,418,330	14,416,441
4.00%, 11/1/2052	12,539,936	11,700,227
4.00%, 1/1/2053	3,850,110	3,591,699
4.00%, 5/1/2053	5,500,665	5,131,706
4.00%, 1/1/2054	959,373	895,131
4.50%, 2/1/2039	27,047	26,808
4.50%, 7/1/2041	51,783	51,236
4.50%, 9/1/2041	12,891	12,755
4.50%, 10/1/2041	107,027	105,961
4.50%, 1/1/2043	1,435,888	1,410,001
4.50%, 10/1/2043	36,226	35,674
4.50%, 3/1/2044	37,499	36,909
4.50%, 7/1/2044	142,409	140,166
4.50%, 8/1/2044	231,513	227,693
4.50%, 9/1/2044	92,452	91,055
4.50%, 10/1/2044	48,334	47,512
4.50%, 7/1/2045	134,623	133,281
4.50%, 8/1/2045	15,208	14,915
4.50%, 3/1/2046	144,732	142,273
4.50%, 8/1/2046	90,339	88,604
4.50%, 3/1/2047	202,577	198,432
4.50%, 7/1/2047	217,955	214,521
4.50%, 12/1/2047	102,264	99,492
4.50%, 6/1/2048	676,221	661,234
4.50%, 7/1/2048	36,340	35,316
4.50%, 8/1/2048	109,802	106,575
4.50%, 9/1/2048	1,206,825	1,173,184
4.50%, 11/1/2048	19,643	19,090
4.50%, 1/1/2049	1,013,591	988,062
4.50%, 3/1/2049	2,266,402	2,217,045
4.50%, 4/1/2049	100,209	97,248
4.50%, 5/1/2049	217,904	211,429
4.50%, 8/1/2049	2,946,540	2,854,728
4.50%, 9/1/2049	382,647	371,278
4.50%, 2/1/2050	392,786	381,114
4.50%, 4/1/2050	579,309	561,152

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 6/1/2052	$4,024,488	$3,861,175
4.50%, 7/1/2052	211,947	204,515
4.50%, 9/1/2052	2,853,488	2,743,077
4.50%, 10/1/2052	15,469,966	14,833,048
4.50%, 11/1/2052	4,933,835	4,729,939
4.50%, 12/1/2052	2,102,438	2,015,227
4.50%, 1/1/2053	5,996,411	5,747,675
4.50%, 5/1/2053	9,468,928	9,065,979
5.00%, 12/1/2033	127,764	128,462
5.00%, 2/1/2038	773,272	777,405
5.00%, 9/1/2038	13,157	13,327
5.00%, 9/1/2039	53,412	53,895
5.00%, 12/1/2039	176,263	177,623
5.00%, 1/1/2040	82,098	82,732
5.00%, 12/1/2041	35,692	35,967
5.00%, 12/1/2044	3,034,299	3,023,864
5.00%, 7/1/2048	108,342	108,275
5.00%, 8/1/2048	560,490	559,165
5.00%, 9/1/2048	1,305,193	1,301,940
5.00%, 5/1/2049	875,597	873,087
5.00%, 9/1/2049	4,283,400	4,275,491
5.00%, 10/1/2049	1,501,432	1,497,581
5.00%, 11/1/2049	593,576	592,479
5.00%, 3/1/2050	1,253,119	1,250,803
5.00%, 7/1/2050	912,112	910,390
5.00%, 7/1/2052	1,383,081	1,368,806
5.00%, 8/1/2052	1,241,222	1,232,056
5.00%, 9/1/2052	11,031,382	10,856,072
5.00%, 10/1/2052	11,915,389	11,743,814
5.00%, 12/1/2052	7,574,469	7,503,937
5.00%, 1/1/2053	1,498,537	1,481,467
5.00%, 2/1/2053	16,626,672	16,351,572
5.00%, 4/1/2053	2,688,356	2,645,269
5.00%, 6/1/2053	1,755,962	1,735,929
5.00%, 7/1/2053	16,565,538	16,273,935
5.00%, 9/1/2053	2,249,612	2,231,107
5.00%, 12/1/2053	4,991,115	4,898,610
5.00%, 9/1/2054	915,045	898,005
5.00%, 11/1/2054	17,751,705	17,401,261
5.00%, 1/1/2055	21,188,059	20,769,776
5.50%, 9/1/2035	2,709	2,792
5.50%, 12/1/2036	7,296	7,522
5.50%, 7/1/2037	68,012	70,126
5.50%, 4/1/2038	30,923	31,919
5.50%, 5/1/2038	2,200	2,271
5.50%, 8/1/2038	85,700	88,364
5.50%, 11/1/2052	546,650	548,259
5.50%, 12/1/2052	2,810,597	2,838,956
5.50%, 2/1/2053	20,307,164	20,356,568
5.50%, 3/1/2053	2,341,992	2,371,312
5.50%, 4/1/2053	420,811	423,254
5.50%, 5/1/2053	2,469,372	2,488,863
5.50%, 7/1/2053	29,233,835	29,279,936
5.50%, 8/1/2053	217,136	217,110
5.50%, 9/1/2053	2,784,704	2,805,503
Security Description	Principal Amount	Value
5.50%, 3/1/2054	$39,755,760	$39,722,958
5.50%, 6/1/2054	919,987	921,439
5.50%, 10/1/2054	4,858,016	4,893,524
5.50%, 11/1/2054	48,328,913	48,292,131
5.50%, 1/1/2055	5,488,334	5,500,695
6.00%, 10/1/2038	339,933	349,427
6.00%, 7/1/2040	171,075	179,842
6.00%, 10/1/2052	1,985,803	2,028,008
6.00%, 12/1/2052	417,171	425,082
6.00%, 2/1/2053	2,241,649	2,285,126
6.00%, 3/1/2053	1,508,998	1,558,181
6.00%, 4/1/2053	939,932	963,461
6.00%, 8/1/2053	6,133,434	6,239,813
6.00%, 9/1/2053	7,738,545	7,949,417
6.00%, 10/1/2053	2,127,165	2,179,866
6.00%, 11/1/2053	25,082,601	25,535,145
6.00%, 12/1/2053	13,737,764	13,971,779
6.00%, 6/1/2054	29,518,237	30,067,467
6.00%, 8/1/2054	44,472,523	45,189,833
6.00%, 9/1/2054	11,923,699	12,117,442
6.50%, 1/1/2053	4,491,680	4,651,946
6.50%, 2/1/2053	1,027,693	1,070,987
6.50%, 5/1/2053	396,823	414,096
6.50%, 6/1/2053	1,886,901	1,947,836
6.50%, 8/1/2053	1,922,378	1,984,459
6.50%, 10/1/2053	15,764,326	16,273,418
6.50%, 11/1/2053	2,777,266	2,886,748
6.50%, 12/1/2053	9,244,995	9,658,595
6.50%, 1/1/2054	12,754,662	13,166,561
6.50%, 2/1/2054	4,090,960	4,269,027
6.50%, 10/1/2054	3,447,818	3,556,669
6.50%, 2/1/2055	4,999,509	5,157,807
7.00%, 1/1/2054	9,553,966	9,992,655
Federal National Mortgage Association:
1.50%, 10/1/2035	1,147,022	1,016,092
1.50%, 11/1/2035	2,231,136	1,980,104
1.50%, 12/1/2035	1,778,202	1,578,567
1.50%, 1/1/2036	1,699,391	1,503,639
1.50%, 2/1/2036	5,297,116	4,688,071
1.50%, 3/1/2036	620,443	547,276
1.50%, 4/1/2036	961,290	848,086
1.50%, 6/1/2036	767,459	676,421
1.50%, 7/1/2036	2,220,889	1,952,973
1.50%, 8/1/2036	455,420	401,186
1.50%, 10/1/2036	813,485	715,422
1.50%, 11/1/2036	2,005,237	1,771,606
1.50%, 12/1/2036	312,462	274,575
1.50%, 1/1/2037	30,138,134	26,474,510
1.50%, 3/1/2037	22,530,922	19,783,302
1.50%, 4/1/2037	2,385,918	2,094,958
1.50%, 5/1/2041	4,424,588	3,637,513
1.50%, 10/1/2041	1,537,095	1,261,284
1.50%, 1/1/2042	4,048,268	3,319,351
1.50%, 12/1/2050	17,213,325	13,039,444

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
1.50%, 1/1/2051	$6,003,084	$4,546,526
1.50%, 2/1/2051	4,992,522	3,788,104
1.50%, 3/1/2051	7,611,348	5,764,116
1.50%, 5/1/2051	796,774	603,278
1.50%, 6/1/2051	1,256,212	955,802
1.50%, 7/1/2051	4,098,133	3,102,584
1.50%, 9/1/2051	4,265,552	3,229,596
1.50%, 10/1/2051	17,347,478	13,127,914
1.50%, 11/1/2051	10,623,367	8,038,537
1.50%, 3/1/2052	1,802,566	1,363,554
1.50%, 4/1/2052	6,319,410	4,783,271
2.00%, 2/1/2028	185,594	180,258
2.00%, 11/1/2031	54,039	50,832
2.00%, 2/1/2032	443,596	416,694
2.00%, 4/1/2035	169,680	154,746
2.00%, 5/1/2035	965,380	880,192
2.00%, 7/1/2035	148,419	135,219
2.00%, 8/1/2035	3,083,639	2,829,070
2.00%, 9/1/2035	10,279,749	9,384,671
2.00%, 10/1/2035	8,285,895	7,562,365
2.00%, 11/1/2035	2,498,800	2,274,828
2.00%, 12/1/2035	7,475,672	6,806,472
2.00%, 1/1/2036	2,927,862	2,668,136
2.00%, 2/1/2036	4,060,427	3,704,158
2.00%, 3/1/2036	2,046,189	1,864,921
2.00%, 4/1/2036	3,467,394	3,160,482
2.00%, 5/1/2036	16,551,856	15,069,711
2.00%, 7/1/2036	13,836,249	12,554,235
2.00%, 9/1/2036	325,499	294,694
2.00%, 10/1/2036	1,787,326	1,618,034
2.00%, 11/1/2036	1,131,968	1,026,426
2.00%, 12/1/2036	23,695,773	21,482,786
2.00%, 2/1/2037	1,589,271	1,441,582
2.00%, 3/1/2037	4,448,088	4,034,398
2.00%, 4/1/2037	993,409	901,540
2.00%, 5/1/2037	4,243,894	3,836,301
2.00%, 6/1/2037	4,678,380	4,246,637
2.00%, 8/1/2040	523,210	449,783
2.00%, 10/1/2040	2,555,632	2,194,916
2.00%, 11/1/2040	5,404,826	4,639,784
2.00%, 12/1/2040	3,084,654	2,646,785
2.00%, 1/1/2041	7,610,696	6,527,286
2.00%, 5/1/2041	1,423,838	1,217,560
2.00%, 6/1/2041	487,456	416,654
2.00%, 10/1/2041	5,834,200	4,986,207
2.00%, 11/1/2041	6,911,620	5,894,880
2.00%, 12/1/2041	829,237	706,876
2.00%, 2/1/2042	3,251,819	2,769,829
2.00%, 4/1/2042	3,748,107	3,183,251
2.00%, 5/1/2042	4,950,397	4,204,351
2.00%, 8/1/2042	5,420,598	4,617,148
2.00%, 6/1/2050	2,211,846	1,778,907
2.00%, 7/1/2050	11,093,300	9,001,408
2.00%, 8/1/2050	4,370,361	3,549,140
2.00%, 9/1/2050	14,790,541	11,957,093
Security Description	Principal Amount	Value
2.00%, 10/1/2050	$20,656,159	$16,595,258
2.00%, 11/1/2050	40,276,912	32,531,165
2.00%, 12/1/2050	20,274,709	16,318,768
2.00%, 1/1/2051	59,433,407	47,825,478
2.00%, 2/1/2051	68,596,475	55,286,883
2.00%, 3/1/2051	60,785,451	48,836,308
2.00%, 4/1/2051	32,003,503	25,621,262
2.00%, 5/1/2051	33,850,885	27,234,377
2.00%, 6/1/2051	18,082,317	14,394,600
2.00%, 7/1/2051	70,419,157	56,419,916
2.00%, 8/1/2051	7,037,360	5,626,093
2.00%, 9/1/2051	33,210,639	26,517,780
2.00%, 10/1/2051	28,760,637	22,979,877
2.00%, 11/1/2051	83,422,388	66,726,634
2.00%, 12/1/2051	1,165,018	936,024
2.00%, 1/1/2052	10,144,744	8,104,481
2.00%, 2/1/2052	98,056,954	78,160,589
2.00%, 3/1/2052	5,095,028	4,056,870
2.00%, 4/1/2052	7,744,012	6,166,100
2.00%, 5/1/2052	1,787,050	1,422,814
2.00%, 6/1/2052	3,938,113	3,132,614
2.00%, 10/1/2052	12,199,405	9,732,826
2.50%, 12/1/2027	235,094	229,675
2.50%, 3/1/2028	42,289	41,350
2.50%, 5/1/2028	114,654	111,945
2.50%, 7/1/2028	85,918	83,798
2.50%, 8/1/2028	39,650	38,675
2.50%, 9/1/2028	450,962	440,654
2.50%, 10/1/2028	17,991	17,560
2.50%, 12/1/2028	491,623	480,812
2.50%, 3/1/2029	93,292	91,080
2.50%, 6/1/2029	1,491,674	1,457,228
2.50%, 8/1/2029	93,071	90,873
2.50%, 2/1/2030	17,708	17,083
2.50%, 4/1/2030	86,874	83,838
2.50%, 5/1/2030	25,724	24,771
2.50%, 6/1/2030	427,905	411,802
2.50%, 7/1/2030	457,565	446,649
2.50%, 8/1/2030	518,203	499,566
2.50%, 11/1/2030	86,229	82,768
2.50%, 8/1/2031	674,213	644,436
2.50%, 9/1/2031	836,360	798,341
2.50%, 10/1/2031	1,129,286	1,092,101
2.50%, 11/1/2031	895,284	855,081
2.50%, 12/1/2031	116,031	110,584
2.50%, 1/1/2032	96,722	92,204
2.50%, 2/1/2032	315,881	301,575
2.50%, 4/1/2032	239,054	226,941
2.50%, 6/1/2032	1,412,675	1,351,605
2.50%, 8/1/2032	194,686	185,691
2.50%, 10/1/2032	285,662	270,924
2.50%, 11/1/2032	184,354	174,912
2.50%, 12/1/2032	56,605	53,615
2.50%, 1/1/2033	430,311	409,385
2.50%, 4/1/2033	443,466	423,252

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 12/1/2033	$1,546,957	$1,482,204
2.50%, 6/1/2034	118,336	110,761
2.50%, 8/1/2034	600,459	573,186
2.50%, 10/1/2034	215,874	201,688
2.50%, 11/1/2034	1,188,089	1,108,146
2.50%, 12/1/2034	804,183	748,531
2.50%, 1/1/2035	2,481,897	2,314,045
2.50%, 2/1/2035	4,094,824	3,809,892
2.50%, 4/1/2035	739,136	685,064
2.50%, 6/1/2035	4,623,220	4,312,398
2.50%, 7/1/2035	924,047	874,684
2.50%, 8/1/2035	6,391,103	5,959,018
2.50%, 11/1/2035	1,387,371	1,291,113
2.50%, 1/1/2036	313,108	291,562
2.50%, 2/1/2036	1,554,628	1,446,839
2.50%, 7/1/2036	2,278,094	2,115,261
2.50%, 10/1/2036	713,359	656,239
2.50%, 11/1/2036	373,576	346,056
2.50%, 2/1/2037	613,969	568,325
2.50%, 3/1/2037	2,683,039	2,482,711
2.50%, 2/1/2040	2,640,215	2,352,059
2.50%, 7/1/2040	236,180	210,291
2.50%, 2/1/2041	4,172,556	3,706,147
2.50%, 6/1/2041	2,733,901	2,412,780
2.50%, 4/1/2042	4,979,968	4,376,390
2.50%, 12/1/2042	213,265	187,145
2.50%, 1/1/2043	3,333,856	2,925,527
2.50%, 2/1/2043	940,758	825,535
2.50%, 4/1/2043	207,692	182,162
2.50%, 5/1/2043	156,662	137,405
2.50%, 8/1/2046	222,417	190,326
2.50%, 10/1/2046	644,051	551,128
2.50%, 4/1/2048	235,535	201,552
2.50%, 11/1/2049	11,356,366	9,549,683
2.50%, 12/1/2049	1,218,801	1,024,902
2.50%, 1/1/2050	557,169	468,529
2.50%, 2/1/2050	822,459	691,614
2.50%, 3/1/2050	3,640,268	3,085,834
2.50%, 5/1/2050	4,279,667	3,586,113
2.50%, 6/1/2050	24,827,418	21,063,183
2.50%, 7/1/2050	21,419,940	17,922,188
2.50%, 8/1/2050	27,966,602	23,708,157
2.50%, 9/1/2050	11,875,270	10,000,555
2.50%, 10/1/2050	14,233,509	11,921,646
2.50%, 11/1/2050	10,636,807	8,927,471
2.50%, 12/1/2050	1,690,858	1,423,518
2.50%, 2/1/2051	8,730,207	7,325,125
2.50%, 3/1/2051	6,178,914	5,170,761
2.50%, 4/1/2051	22,863,599	19,172,632
2.50%, 5/1/2051	18,343,005	15,458,274
2.50%, 7/1/2051	30,446,796	25,510,103
2.50%, 8/1/2051	26,824,757	22,461,404
2.50%, 9/1/2051	29,638,858	24,831,089
2.50%, 10/1/2051	35,130,787	29,416,976
2.50%, 11/1/2051	14,876,686	12,421,615
Security Description	Principal Amount	Value
2.50%, 12/1/2051	$4,738,274	$3,958,045
2.50%, 1/1/2052	87,349,437	73,037,617
2.50%, 2/1/2052	15,687,781	13,094,821
2.50%, 3/1/2052	3,078,122	2,595,235
2.50%, 4/1/2052	3,946,174	3,325,236
2.50%, 6/1/2052	9,204,919	7,672,046
2.50%, 7/1/2052	9,422,576	7,855,071
2.50%, 9/1/2052	5,521,627	4,603,113
2.50%, 1/1/2054	990,268	827,382
3.00%, 12/1/2026	18,109	17,870
3.00%, 2/1/2027	3,057	3,014
3.00%, 4/1/2027	27,107	26,699
3.00%, 7/1/2027	34,917	34,388
3.00%, 8/1/2027	108,470	106,796
3.00%, 6/1/2028	221,078	217,259
3.00%, 9/1/2028	26,307	25,908
3.00%, 10/1/2028	15,212	14,918
3.00%, 11/1/2028	24,519	24,055
3.00%, 6/1/2029	264,164	258,899
3.00%, 7/1/2029	21,941	21,421
3.00%, 8/1/2029	30,657	29,904
3.00%, 9/1/2029	12,186	11,880
3.00%, 10/1/2029	52,023	50,709
3.00%, 2/1/2030	77,379	75,592
3.00%, 3/1/2030	633,827	616,710
3.00%, 4/1/2030	40,787	39,652
3.00%, 5/1/2030	301,602	296,309
3.00%, 6/1/2030	14,298	13,908
3.00%, 7/1/2030	199,311	195,350
3.00%, 9/1/2030	157,633	154,632
3.00%, 11/1/2030	115,948	112,427
3.00%, 12/1/2030	24,334	23,596
3.00%, 1/1/2031	530,260	519,922
3.00%, 4/1/2031	132,637	128,396
3.00%, 1/1/2032	85,249	82,203
3.00%, 6/1/2032	52,673	51,733
3.00%, 7/1/2032	147,648	142,228
3.00%, 8/1/2032	532,186	512,317
3.00%, 11/1/2032	1,634,451	1,584,516
3.00%, 12/1/2032	328,651	317,055
3.00%, 1/1/2033	68,109	65,470
3.00%, 2/1/2033	723,522	694,878
3.00%, 3/1/2033	240,956	231,487
3.00%, 5/1/2033	41,982	40,392
3.00%, 9/1/2033	2,503,391	2,416,556
3.00%, 2/1/2034	511,517	492,380
3.00%, 7/1/2034	494,777	473,644
3.00%, 10/1/2034	406,845	387,719
3.00%, 11/1/2034	355,889	340,322
3.00%, 1/1/2035	424,671	404,111
3.00%, 2/1/2035	795,419	756,582
3.00%, 3/1/2035	200,840	191,491
3.00%, 4/1/2035	713,444	680,646
3.00%, 5/1/2035	2,371,778	2,261,369
3.00%, 12/1/2035	104,541	99,675

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 2/1/2036	$934,324	$878,146
3.00%, 6/1/2036	1,246,364	1,172,644
3.00%, 7/1/2036	887,342	834,555
3.00%, 8/1/2036	1,302,606	1,224,647
3.00%, 9/1/2036	128,816	121,029
3.00%, 12/1/2036	168,970	159,084
3.00%, 6/1/2037	3,530,338	3,328,076
3.00%, 8/1/2037	76,254	71,324
3.00%, 3/1/2038	565,069	527,567
3.00%, 8/1/2038	1,662,420	1,564,368
3.00%, 11/1/2039	118,080	108,797
3.00%, 2/1/2040	1,066,784	982,914
3.00%, 3/1/2040	2,441,220	2,280,341
3.00%, 4/1/2040	2,173,107	2,002,166
3.00%, 11/1/2041	4,766,591	4,231,766
3.00%, 6/1/2042	8,947,580	8,128,013
3.00%, 9/1/2042	64,657	58,726
3.00%, 10/1/2042	254,537	231,200
3.00%, 12/1/2042	189,378	172,019
3.00%, 1/1/2043	807,982	733,908
3.00%, 2/1/2043	315,368	286,458
3.00%, 3/1/2043	289,464	256,985
3.00%, 4/1/2043	265,652	240,696
3.00%, 5/1/2043	1,027,739	928,735
3.00%, 6/1/2043	757,021	685,883
3.00%, 7/1/2043	210,383	190,619
3.00%, 8/1/2043	3,003,158	2,722,452
3.00%, 9/1/2043	55,656	50,427
3.00%, 1/1/2044	3,542	3,209
3.00%, 3/1/2044	96,771	87,680
3.00%, 10/1/2044	1,499,371	1,352,486
3.00%, 12/1/2044	359,156	315,480
3.00%, 1/1/2045	345,211	309,917
3.00%, 4/1/2045	206,286	183,846
3.00%, 5/1/2045	292,241	259,481
3.00%, 8/1/2045	300,459	272,233
3.00%, 11/1/2045	134,266	119,215
3.00%, 12/1/2045	62,385	55,391
3.00%, 4/1/2046	2,323,513	2,063,045
3.00%, 5/1/2046	498,453	436,380
3.00%, 6/1/2046	3,656,583	3,269,632
3.00%, 8/1/2046	1,202,509	1,057,423
3.00%, 9/1/2046	4,904,853	4,383,421
3.00%, 10/1/2046	6,128,978	5,445,943
3.00%, 11/1/2046	2,410,245	2,142,568
3.00%, 12/1/2046	299,198	266,090
3.00%, 1/1/2047	3,330,933	2,974,865
3.00%, 2/1/2047	69,830	63,270
3.00%, 3/1/2047	400,059	355,194
3.00%, 4/1/2047	9,429,457	8,284,249
3.00%, 7/1/2047	3,927,003	3,486,382
3.00%, 8/1/2047	318,393	282,668
3.00%, 9/1/2047	303,398	270,109
3.00%, 10/1/2047	4,597,632	4,081,608
3.00%, 12/1/2047	1,659,346	1,473,163
Security Description	Principal Amount	Value
3.00%, 1/1/2048	$1,084,217	$962,346
3.00%, 2/1/2048	838,962	744,658
3.00%, 4/1/2048	6,764,377	6,128,902
3.00%, 9/1/2048	1,353,261	1,201,421
3.00%, 11/1/2048	968,107	859,287
3.00%, 6/1/2049	348,161	305,822
3.00%, 7/1/2049	223,559	196,373
3.00%, 9/1/2049	2,899,259	2,548,166
3.00%, 10/1/2049	1,387,030	1,218,458
3.00%, 11/1/2049	3,061,430	2,692,071
3.00%, 12/1/2049	1,057,579	937,365
3.00%, 1/1/2050	9,853,085	8,653,319
3.00%, 2/1/2050	19,192,542	16,931,434
3.00%, 3/1/2050	9,439,045	8,316,751
3.00%, 4/1/2050	1,763,796	1,547,467
3.00%, 6/1/2050	612,028	537,211
3.00%, 7/1/2050	9,466,582	8,312,060
3.00%, 8/1/2050	13,350,325	11,736,913
3.00%, 9/1/2050	8,219,459	7,196,215
3.00%, 10/1/2050	351,283	307,904
3.00%, 11/1/2050	149,316	130,878
3.00%, 12/1/2050	57,718	50,555
3.00%, 1/1/2051	1,923,875	1,684,514
3.00%, 3/1/2051	1,124,894	984,437
3.00%, 4/1/2051	7,618,929	6,717,206
3.00%, 5/1/2051	11,370,376	9,953,254
3.00%, 6/1/2051	3,679,581	3,210,045
3.00%, 7/1/2051	4,372,009	3,820,694
3.00%, 8/1/2051	6,139,998	5,364,825
3.00%, 9/1/2051	6,750,567	5,895,131
3.00%, 10/1/2051	1,362,939	1,192,225
3.00%, 11/1/2051	846,496	739,752
3.00%, 12/1/2051	7,778,324	6,820,096
3.00%, 1/1/2052	127,123	110,856
3.00%, 2/1/2052	7,330,984	6,415,507
3.00%, 3/1/2052	1,043,891	907,142
3.00%, 4/1/2052	11,982,406	10,411,049
3.00%, 5/1/2052	14,894,474	12,943,134
3.00%, 6/1/2052	28,041,462	24,334,270
3.00%, 7/1/2052	6,879,186	5,998,144
3.00%, 3/1/2053	225,611	196,004
3.50%, 12/1/2025	4,755	4,723
3.50%, 1/1/2026	585	580
3.50%, 1/1/2027	3,767	3,732
3.50%, 1/1/2028	19,931	19,678
3.50%, 2/1/2028	169,089	167,743
3.50%, 10/1/2028	230,627	227,758
3.50%, 1/1/2029	22,520	22,226
3.50%, 5/1/2029	28,847	28,395
3.50%, 10/1/2029	11,107	10,921
3.50%, 9/1/2030	2,829,079	2,777,970
3.50%, 12/1/2030	32,253	31,646
3.50%, 3/1/2031	224,356	219,725
3.50%, 6/1/2031	161,499	158,519
3.50%, 4/1/2032	108,865	106,450

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 5/1/2032	$1,501,060	$1,475,651
3.50%, 7/1/2032	3,471,844	3,386,542
3.50%, 9/1/2032	449,514	439,992
3.50%, 2/1/2033	66,987	65,278
3.50%, 3/1/2033	123,577	120,686
3.50%, 4/1/2033	195,154	190,595
3.50%, 5/1/2033	137,514	134,074
3.50%, 6/1/2033	48,036	46,752
3.50%, 3/1/2034	94,737	92,774
3.50%, 4/1/2034	228,458	222,606
3.50%, 6/1/2034	117,325	113,558
3.50%, 7/1/2034	27,984	27,204
3.50%, 11/1/2034	411,410	398,487
3.50%, 5/1/2035	586,414	572,508
3.50%, 9/1/2035	257,895	251,750
3.50%, 2/1/2036	1,162,835	1,112,445
3.50%, 7/1/2037	69,732	66,664
3.50%, 10/1/2037	275,135	262,706
3.50%, 11/1/2037	657,472	627,694
3.50%, 2/1/2038	377,784	360,455
3.50%, 12/1/2038	50,553	48,244
3.50%, 6/1/2039	40,363	38,258
3.50%, 8/1/2039	1,348,371	1,293,070
3.50%, 9/1/2040	294,273	272,056
3.50%, 12/1/2040	68,547	63,980
3.50%, 1/1/2041	56,328	52,575
3.50%, 2/1/2042	81,259	75,781
3.50%, 5/1/2042	243,791	227,252
3.50%, 6/1/2042	118,832	110,771
3.50%, 7/1/2042	63,460	59,155
3.50%, 9/1/2042	239,262	223,023
3.50%, 10/1/2042	443,060	413,004
3.50%, 12/1/2042	703,566	655,813
3.50%, 1/1/2043	44,246	41,244
3.50%, 2/1/2043	587,050	547,281
3.50%, 4/1/2043	129,122	120,164
3.50%, 5/1/2043	173,405	161,472
3.50%, 6/1/2043	467,126	434,735
3.50%, 8/1/2043	1,084,237	1,010,209
3.50%, 10/1/2043	51,113	47,565
3.50%, 1/1/2044	36,315	33,794
3.50%, 5/1/2044	224,975	209,902
3.50%, 8/1/2044	78,521	72,843
3.50%, 9/1/2044	111,897	103,453
3.50%, 10/1/2044	81,743	75,572
3.50%, 11/1/2044	357,299	330,335
3.50%, 12/1/2044	993,820	918,788
3.50%, 1/1/2045	122,473	113,227
3.50%, 2/1/2045	4,451,156	4,149,287
3.50%, 3/1/2045	67,484	62,335
3.50%, 4/1/2045	141,140	130,215
3.50%, 5/1/2045	349,092	322,070
3.50%, 6/1/2045	252,270	232,742
3.50%, 7/1/2045	978,374	902,641
3.50%, 8/1/2045	2,513,179	2,329,269
Security Description	Principal Amount	Value
3.50%, 9/1/2045	$501,938	$465,912
3.50%, 10/1/2045	199,409	183,973
3.50%, 11/1/2045	2,047,325	1,891,070
3.50%, 12/1/2045	1,825,556	1,684,244
3.50%, 1/1/2046	24,856	22,932
3.50%, 2/1/2046	740,983	681,934
3.50%, 3/1/2046	4,625,130	4,303,950
3.50%, 4/1/2046	781,561	716,664
3.50%, 5/1/2046	186,468	170,981
3.50%, 6/1/2046	228,048	209,511
3.50%, 7/1/2046	353,324	324,437
3.50%, 8/1/2046	2,715,977	2,514,710
3.50%, 10/1/2046	512,531	469,972
3.50%, 11/1/2046	141,529	129,778
3.50%, 12/1/2046	60,574	55,544
3.50%, 1/1/2047	2,379,184	2,208,446
3.50%, 2/1/2047	754,398	698,954
3.50%, 3/1/2047	274,856	251,943
3.50%, 4/1/2047	290,592	267,586
3.50%, 5/1/2047	12,901,226	11,851,829
3.50%, 6/1/2047	566,700	522,833
3.50%, 7/1/2047	3,362,402	3,134,302
3.50%, 8/1/2047	77,222	70,777
3.50%, 9/1/2047	795,963	727,378
3.50%, 10/1/2047	67,852	62,189
3.50%, 11/1/2047	3,566,137	3,274,992
3.50%, 12/1/2047	6,329,744	5,842,870
3.50%, 1/1/2048	8,591,176	7,885,505
3.50%, 2/1/2048	3,352,882	3,069,039
3.50%, 3/1/2048	5,563,585	5,076,010
3.50%, 4/1/2048	509,269	466,816
3.50%, 5/1/2048	1,002,571	920,949
3.50%, 6/1/2048	121,080	110,874
3.50%, 7/1/2048	8,442,864	7,766,177
3.50%, 8/1/2048	117,219	107,819
3.50%, 9/1/2048	16,528	15,135
3.50%, 11/1/2048	978,273	896,627
3.50%, 4/1/2049	2,750,315	2,519,446
3.50%, 6/1/2049	3,310,150	3,044,637
3.50%, 7/1/2049	1,135,538	1,035,805
3.50%, 8/1/2049	1,995,101	1,819,869
3.50%, 9/1/2049	3,672,743	3,371,109
3.50%, 10/1/2049	901,935	822,717
3.50%, 11/1/2049	488,886	445,947
3.50%, 12/1/2049	225,095	206,338
3.50%, 1/1/2050	1,503,907	1,371,817
3.50%, 2/1/2050	518,438	472,903
3.50%, 3/1/2050	2,220,267	2,017,941
3.50%, 4/1/2050	8,438,040	7,713,949
3.50%, 5/1/2050	4,997,048	4,587,285
3.50%, 6/1/2050	764,723	697,873
3.50%, 7/1/2050	298,995	272,638
3.50%, 8/1/2050	2,536,995	2,329,754
3.50%, 11/1/2050	665,902	607,459
3.50%, 1/1/2051	1,534,990	1,400,170

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 6/1/2051	$1,588,656	$1,443,310
3.50%, 7/1/2051	4,292,439	3,915,429
3.50%, 8/1/2051	978,131	889,601
3.50%, 9/1/2051	4,144,438	3,777,279
3.50%, 4/1/2052	2,218,892	2,015,198
3.50%, 5/1/2052	6,324,167	5,738,626
3.50%, 6/1/2052	24,520,549	22,165,017
3.50%, 7/1/2052	1,984,730	1,793,522
3.50%, 9/1/2052	2,639,606	2,385,102
3.50%, 12/1/2052	6,349,485	5,738,270
3.50%, 2/1/2053	4,440,965	4,043,484
4.00%, 5/1/2026	79,307	78,854
4.00%, 6/1/2026	4,534	4,510
4.00%, 8/1/2026	1,588	1,579
4.00%, 9/1/2027	10,430	10,361
4.00%, 5/1/2029	242,948	241,410
4.00%, 11/1/2033	21,265	20,991
4.00%, 1/1/2034	66,636	65,399
4.00%, 2/1/2034	46,484	45,868
4.00%, 8/1/2034	444,772	439,209
4.00%, 5/1/2037	45,381	44,287
4.00%, 1/1/2038	1,736,610	1,698,117
4.00%, 6/1/2038	1,209,773	1,186,402
4.00%, 9/1/2038	70,808	68,851
4.00%, 2/1/2039	299,669	291,381
4.00%, 12/1/2039	1,220,421	1,174,760
4.00%, 9/1/2040	384,627	370,274
4.00%, 10/1/2040	68,730	66,166
4.00%, 12/1/2040	61,982	59,669
4.00%, 2/1/2041	84,043	80,906
4.00%, 10/1/2041	317,592	305,306
4.00%, 12/1/2041	20,074	19,297
4.00%, 2/1/2042	168,787	161,983
4.00%, 4/1/2042	138,259	132,668
4.00%, 8/1/2042	1,272,553	1,206,826
4.00%, 12/1/2042	184,550	177,084
4.00%, 6/1/2043	1,787,577	1,697,360
4.00%, 9/1/2043	132,099	126,246
4.00%, 10/1/2043	198,309	189,523
4.00%, 12/1/2043	318,493	304,410
4.00%, 2/1/2044	46,056	44,015
4.00%, 4/1/2044	7,717,152	7,353,267
4.00%, 5/1/2044	177,488	168,260
4.00%, 6/1/2044	21,745	20,717
4.00%, 7/1/2044	1,143,888	1,093,020
4.00%, 8/1/2044	242,005	231,066
4.00%, 9/1/2044	12,850	12,242
4.00%, 10/1/2044	17,411	16,588
4.00%, 11/1/2044	304,809	290,395
4.00%, 12/1/2044	956,749	913,135
4.00%, 1/1/2045	107,287	102,214
4.00%, 3/1/2045	1,511,021	1,443,207
4.00%, 6/1/2045	1,137,016	1,082,671
4.00%, 7/1/2045	304,667	289,605
4.00%, 8/1/2045	243,441	232,654
Security Description	Principal Amount	Value
4.00%, 9/1/2045	$239,092	$227,275
4.00%, 12/1/2045	1,202,345	1,143,721
4.00%, 2/1/2046	56,819	54,010
4.00%, 3/1/2046	5,978,741	5,746,341
4.00%, 4/1/2046	286,209	272,092
4.00%, 6/1/2046	87,355	83,132
4.00%, 7/1/2046	134,360	127,136
4.00%, 9/1/2046	1,599,807	1,536,939
4.00%, 10/1/2046	505,385	478,285
4.00%, 11/1/2046	2,461,440	2,360,680
4.00%, 12/1/2046	260,591	246,568
4.00%, 2/1/2047	144,250	137,298
4.00%, 3/1/2047	379,096	358,535
4.00%, 4/1/2047	8,133,754	7,729,905
4.00%, 5/1/2047	543,342	514,218
4.00%, 6/1/2047	1,737,770	1,642,535
4.00%, 7/1/2047	1,567,205	1,487,477
4.00%, 8/1/2047	1,188,599	1,125,189
4.00%, 9/1/2047	3,705,580	3,496,261
4.00%, 10/1/2047	3,365,759	3,181,300
4.00%, 11/1/2047	232,495	219,750
4.00%, 1/1/2048	4,169,014	3,940,533
4.00%, 2/1/2048	3,683,598	3,481,825
4.00%, 4/1/2048	60,102	57,017
4.00%, 5/1/2048	136,771	129,207
4.00%, 6/1/2048	1,659,016	1,567,269
4.00%, 7/1/2048	1,524,935	1,440,626
4.00%, 8/1/2048	1,839,577	1,740,012
4.00%, 9/1/2048	5,036,632	4,760,310
4.00%, 10/1/2048	7,680,429	7,292,089
4.00%, 11/1/2048	932,485	880,916
4.00%, 12/1/2048	2,250,776	2,129,609
4.00%, 1/1/2049	783,871	746,312
4.00%, 2/1/2049	181,703	172,255
4.00%, 3/1/2049	2,283,665	2,163,725
4.00%, 4/1/2049	170,660	161,845
4.00%, 5/1/2049	1,895,003	1,795,349
4.00%, 6/1/2049	4,923,291	4,657,436
4.00%, 7/1/2049	4,836,724	4,583,419
4.00%, 8/1/2049	22,478	21,227
4.00%, 9/1/2049	1,486,314	1,403,648
4.00%, 12/1/2049	1,606,789	1,518,782
4.00%, 1/1/2050	163,476	154,392
4.00%, 3/1/2050	548,405	516,558
4.00%, 4/1/2050	3,102,687	2,923,166
4.00%, 6/1/2050	1,686,597	1,586,162
4.00%, 7/1/2050	360,584	339,291
4.00%, 8/1/2050	111,495	105,299
4.00%, 9/1/2050	564,150	532,801
4.00%, 10/1/2050	1,093,494	1,028,923
4.00%, 11/1/2050	140,080	132,296
4.00%, 12/1/2050	579,907	545,663
4.00%, 1/1/2051	831,514	785,308
4.00%, 2/1/2051	1,084,180	1,026,585
4.00%, 5/1/2051	3,139,639	2,966,010

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 8/1/2051	$2,565,854	$2,423,274
4.00%, 4/1/2052	950,757	894,111
4.00%, 5/1/2052	1,679,370	1,572,675
4.00%, 7/1/2052	787,835	743,873
4.00%, 8/1/2052	22,197,146	20,765,239
4.00%, 10/1/2052	15,946,145	14,880,821
4.00%, 11/1/2052	2,726,035	2,543,915
4.00%, 4/1/2053	1,644,162	1,542,274
4.00%, 5/1/2053	8,046,468	7,498,590
4.00%, 10/1/2053	740,385	698,957
4.00%, 11/1/2054	4,942,398	4,605,950
4.50%, 3/1/2029	32,891	32,765
4.50%, 4/1/2031	14,742	14,740
4.50%, 5/1/2038	1,789,754	1,777,452
4.50%, 11/1/2039	3,178,477	3,149,820
4.50%, 6/1/2040	463,215	458,032
4.50%, 8/1/2040	963,255	952,459
4.50%, 9/1/2040	864,354	854,667
4.50%, 5/1/2041	51,447	50,870
4.50%, 9/1/2041	28,573	28,236
4.50%, 1/1/2042	67,888	67,088
4.50%, 10/1/2042	473,901	468,470
4.50%, 9/1/2043	128,571	127,011
4.50%, 10/1/2043	68,231	67,105
4.50%, 12/1/2043	408,861	402,138
4.50%, 3/1/2044	26,276	25,829
4.50%, 4/1/2044	8,741	8,593
4.50%, 5/1/2044	41,018	40,341
4.50%, 6/1/2044	1,071,286	1,053,074
4.50%, 8/1/2044	239,345	236,659
4.50%, 10/1/2044	54,166	53,246
4.50%, 12/1/2044	188,566	185,379
4.50%, 5/1/2045	189,854	186,426
4.50%, 10/1/2045	430,851	423,756
4.50%, 5/1/2046	296,639	289,205
4.50%, 7/1/2046	77,508	76,198
4.50%, 8/1/2046	103,553	101,716
4.50%, 3/1/2047	1,664,000	1,616,715
4.50%, 5/1/2047	1,280,019	1,264,920
4.50%, 7/1/2047	237,474	232,620
4.50%, 8/1/2047	806,649	783,790
4.50%, 9/1/2047	94,859	92,170
4.50%, 12/1/2047	96,654	93,914
4.50%, 1/1/2048	228,209	221,742
4.50%, 2/1/2048	2,686,073	2,609,955
4.50%, 5/1/2048	667,377	652,963
4.50%, 6/1/2048	73,725	71,562
4.50%, 7/1/2048	235,004	228,109
4.50%, 8/1/2048	485,980	472,654
4.50%, 9/1/2048	884,006	860,614
4.50%, 10/1/2048	2,885,312	2,801,369
4.50%, 11/1/2048	3,122,418	3,049,778
4.50%, 12/1/2048	81,794	79,390
4.50%, 2/1/2049	3,697,284	3,606,362
4.50%, 3/1/2049	770,412	752,864
Security Description	Principal Amount	Value
4.50%, 4/1/2049	$155,942	$151,308
4.50%, 5/1/2049	1,437,288	1,399,653
4.50%, 6/1/2049	445,702	432,424
4.50%, 7/1/2049	228,835	223,229
4.50%, 8/1/2049	2,452,366	2,399,356
4.50%, 9/1/2049	1,519,668	1,473,771
4.50%, 11/1/2049	3,956,744	3,857,632
4.50%, 1/1/2050	206,730	200,654
4.50%, 2/1/2050	773,776	750,784
4.50%, 3/1/2050	3,736,052	3,639,966
4.50%, 4/1/2050	1,597,735	1,563,788
4.50%, 5/1/2050	770,086	747,204
4.50%, 6/1/2050	911,717	883,142
4.50%, 9/1/2050	1,880,106	1,824,852
4.50%, 10/1/2050	328,917	319,250
4.50%, 12/1/2050	121,724	118,107
4.50%, 6/1/2052	1,366,379	1,310,923
4.50%, 7/1/2052	5,514,323	5,297,428
4.50%, 8/1/2052	45,841,330	43,893,201
4.50%, 10/1/2052	1,048,736	1,005,691
4.50%, 12/1/2052	963,166	923,363
4.50%, 2/1/2053	10,421,892	9,993,061
4.50%, 3/1/2053	4,052,970	3,888,930
4.50%, 6/1/2053	974,900	937,933
4.50%, 3/1/2054	3,269,540	3,130,405
4.50%, 7/1/2054	7,277,307	6,961,774
4.50%, 12/1/2054	3,455,160	3,315,422
5.00%, 11/1/2038	322,655	324,341
5.00%, 6/1/2039	127,652	128,188
5.00%, 8/1/2039	171,911	173,244
5.00%, 6/1/2040	64,359	64,774
5.00%, 7/1/2040	38,155	38,400
5.00%, 9/1/2040	30,343	30,538
5.00%, 2/1/2041	23,664	23,817
5.00%, 6/1/2041	463,292	468,678
5.00%, 3/1/2042	68,653	69,095
5.00%, 7/1/2044	30,706	30,870
5.00%, 1/1/2045	14,360	14,436
5.00%, 5/1/2048	267,764	267,259
5.00%, 7/1/2048	125,008	124,772
5.00%, 8/1/2048	181,094	181,221
5.00%, 9/1/2048	361,069	360,143
5.00%, 10/1/2048	594,616	592,885
5.00%, 11/1/2048	386,962	386,232
5.00%, 1/1/2049	61,875	61,716
5.00%, 8/1/2049	610,644	609,491
5.00%, 10/1/2049	364,787	364,099
5.00%, 12/1/2049	5,295,488	5,281,903
5.00%, 3/1/2050	532,466	531,482
5.00%, 9/1/2052	6,237,290	6,144,743
5.00%, 10/1/2052	7,861,304	7,740,063
5.00%, 11/1/2052	255,531	251,402
5.00%, 6/1/2053	29,069,276	28,571,099
5.00%, 8/1/2053	899,946	883,895
5.00%, 9/1/2053	4,964,482	4,933,205

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 10/1/2053	$22,631,959	$22,217,770
5.00%, 5/1/2054	9,686,824	9,495,592
5.00%, 10/1/2054	1,955,875	1,932,671
5.00%, 11/1/2054	11,585,860	11,357,139
5.00%, 1/1/2055	2,992,939	2,943,864
5.50%, 1/1/2035	110,757	113,951
5.50%, 4/1/2036	53,047	54,607
5.50%, 11/1/2038	27,734	28,590
5.50%, 12/1/2038	12,248	12,606
5.50%, 12/1/2039	22,398	23,089
5.50%, 7/1/2041	46,937	48,337
5.50%, 8/1/2044	3,524,855	3,572,524
5.50%, 4/1/2050	542,526	554,527
5.50%, 9/1/2052	3,972,052	4,011,632
5.50%, 12/1/2052	2,750,551	2,778,558
5.50%, 1/1/2053	954,384	957,078
5.50%, 2/1/2053	24,193,637	24,285,656
5.50%, 5/1/2053	19,685,956	19,716,335
5.50%, 8/1/2053	702,658	711,154
5.50%, 9/1/2053	19,845,678	19,864,753
5.50%, 10/1/2053	25,308,726	25,302,524
5.50%, 11/1/2053	4,479,946	4,478,848
5.50%, 7/1/2054	1,891,693	1,916,902
5.50%, 8/1/2054	12,715,565	12,701,918
5.50%, 2/1/2055	10,006,997	9,997,053
6.00%, 1/1/2037	13,753	14,404
6.00%, 9/1/2037	16,109	16,871
6.00%, 9/1/2039	12,212	12,822
6.00%, 6/1/2040	29,753	31,161
6.00%, 10/1/2040	38,776	40,715
6.00%, 2/1/2044	1,465,904	1,499,194
6.00%, 12/1/2052	1,572,502	1,615,236
6.00%, 1/1/2053	16,998,387	17,328,071
6.00%, 3/1/2053	4,347,102	4,431,414
6.00%, 5/1/2053	5,311,524	5,411,362
6.00%, 7/1/2053	5,384,666	5,525,530
6.00%, 8/1/2053	5,343,217	5,446,182
6.00%, 9/1/2053	5,218,918	5,376,548
6.00%, 10/1/2053	6,986,111	7,106,197
6.00%, 11/1/2053	611,523	624,886
6.00%, 2/1/2054	1,403,273	1,439,157
6.00%, 5/1/2054	10,317,292	10,488,127
6.00%, 6/1/2054	3,767,124	3,863,613
6.00%, 7/1/2054	1,857,285	1,888,761
6.00%, 8/1/2054	36,213,590	36,784,479
6.00%, 9/1/2054	7,366,036	7,485,723
6.50%, 7/1/2053	4,665,754	4,823,784
6.50%, 10/1/2053	7,779,581	8,072,657
6.50%, 11/1/2053	3,607,773	3,724,282
6.50%, 12/1/2053	5,951,738	6,143,944
6.50%, 2/1/2054	6,588,931	6,875,727
6.50%, 5/1/2054	1,126,304	1,161,863
6.50%, 6/1/2054	15,527,141	16,017,350
6.50%, 8/1/2054	23,855,976	24,609,135
7.00%, 11/1/2053	5,394,359	5,642,052
Security Description	Principal Amount	Value
7.00%, 2/1/2054	$5,426,309	$5,675,469
Government National Mortgage Association:
1.50%, 2/20/2051	1,042,701	814,108
1.50%, 7/20/2051	541,618	421,105
1.50%, 9/20/2051	769,408	595,989
1.50%, 10/20/2051	390,388	301,318
1.50%, 11/20/2051	394,845	304,538
2.00%, 7/20/2050	2,194,795	1,798,009
2.00%, 8/20/2050	7,205,315	5,902,144
2.00%, 9/20/2050	2,256,111	1,847,890
2.00%, 10/20/2050	8,722,318	7,143,427
2.00%, 11/20/2050	5,262,370	4,309,382
2.00%, 12/20/2050	18,559,983	15,197,429
2.00%, 1/20/2051	23,951,330	19,610,158
2.00%, 2/20/2051	3,847,601	3,150,069
2.00%, 3/20/2051	16,679,595	13,648,347
2.00%, 4/20/2051	13,919,579	11,395,547
2.00%, 5/20/2051	14,504,192	11,873,865
2.00%, 6/20/2051	23,568,989	19,294,298
2.00%, 7/20/2051	2,578,020	2,110,396
2.00%, 8/20/2051	12,774,087	10,456,753
2.00%, 9/20/2051	10,014,669	8,197,720
2.00%, 10/20/2051	8,310,946	6,802,936
2.00%, 11/20/2051	9,540,453	7,809,162
2.00%, 12/20/2051	15,909,906	13,022,445
2.00%, 1/20/2052	29,127,464	23,840,594
2.00%, 2/20/2052	1,599,755	1,309,391
2.00%, 3/20/2052	17,701,245	14,488,374
2.00%, 4/20/2052	3,083,089	2,523,492
2.00%, 5/20/2052	6,547,515	5,359,106
2.00%, 8/20/2052	957,124	783,401
2.00%, 12/20/2052	1,797,281	1,436,053
2.50%, 1/20/2043	26,591	23,506
2.50%, 3/20/2043	166,145	146,195
2.50%, 8/20/2046	434,468	375,664
2.50%, 10/20/2046	92,937	80,358
2.50%, 12/20/2046	941,639	814,191
2.50%, 9/20/2048	4,638,180	4,010,419
2.50%, 10/20/2049	65,465	56,204
2.50%, 12/20/2049	571,581	490,364
2.50%, 1/20/2050	626,938	537,661
2.50%, 2/20/2050	720,909	617,322
2.50%, 4/20/2050	598,170	512,034
2.50%, 6/20/2050	1,678,161	1,435,988
2.50%, 7/20/2050	1,957,298	1,674,540
2.50%, 8/20/2050	9,010,992	7,707,835
2.50%, 9/20/2050	10,247,979	8,764,345
2.50%, 10/20/2050	12,189,796	10,423,151
2.50%, 11/20/2050	977,572	835,743
2.50%, 12/20/2050	10,183,792	8,698,353
2.50%, 1/20/2051	16,390,258	13,991,015
2.50%, 2/20/2051	20,842,292	17,793,965
2.50%, 3/20/2051	9,450,956	8,050,417
2.50%, 4/20/2051	14,129,763	12,056,365

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 5/20/2051	$7,655,562	$6,533,816
2.50%, 6/20/2051	15,301,164	13,068,531
2.50%, 7/20/2051	11,647,220	9,946,842
2.50%, 8/20/2051	11,523,221	9,840,053
2.50%, 9/20/2051	10,140,903	8,658,863
2.50%, 10/20/2051	12,102,137	10,332,536
2.50%, 11/20/2051	6,404,111	5,467,192
2.50%, 12/20/2051	2,286,702	1,952,159
2.50%, 1/20/2052	23,220,524	19,821,574
2.50%, 2/20/2052	13,335,591	11,382,536
2.50%, 3/20/2052	2,749,132	2,346,282
2.50%, 4/20/2052	17,019,060	14,525,133
2.50%, 5/20/2052	5,099,555	4,352,280
2.50%, 6/20/2052	2,774,025	2,367,527
2.50%, 7/20/2052	2,855,843	2,437,355
2.50%, 8/20/2052	1,363,306	1,163,531
2.50%, 9/20/2052	585,701	499,874
2.50%, 12/20/2052	2,115,985	1,805,914
3.00%, 5/20/2032	90,748	87,875
3.00%, 5/15/2042	40,151	36,459
3.00%, 7/20/2042	78,128	71,259
3.00%, 8/20/2042	6,940,045	6,329,922
3.00%, 9/20/2042	120,276	109,702
3.00%, 12/20/2042	101,123	92,233
3.00%, 1/20/2043	150,318	137,103
3.00%, 3/20/2043	493,720	449,357
3.00%, 4/20/2043	121,061	110,184
3.00%, 7/20/2043	2,333,136	2,123,493
3.00%, 8/20/2043	204,075	185,738
3.00%, 10/20/2043	481,885	438,586
3.00%, 1/20/2044	54,380	49,494
3.00%, 8/20/2044	621,089	565,281
3.00%, 11/20/2044	70,538	63,690
3.00%, 12/20/2044	143,255	129,348
3.00%, 2/15/2045	52,453	47,259
3.00%, 3/15/2045	27,560	24,803
3.00%, 3/20/2045	14,231	12,828
3.00%, 4/20/2045	4,185,648	3,772,874
3.00%, 5/20/2045	60,290	54,344
3.00%, 6/20/2045	5,234,556	4,718,342
3.00%, 7/20/2045	632,747	570,348
3.00%, 8/20/2045	28,212	25,430
3.00%, 9/20/2045	173,611	156,490
3.00%, 12/20/2045	72,950	65,756
3.00%, 1/20/2046	256,763	231,725
3.00%, 2/20/2046	3,129,566	2,837,169
3.00%, 5/20/2046	80,887	72,736
3.00%, 6/20/2046	2,522,010	2,267,856
3.00%, 7/20/2046	58,591	52,686
3.00%, 8/20/2046	5,673,908	5,102,124
3.00%, 9/20/2046	2,372,122	2,133,074
3.00%, 10/20/2046	1,859,913	1,672,481
3.00%, 12/20/2046	445,440	401,163
3.00%, 1/20/2047	1,890,487	1,699,975
3.00%, 2/15/2047	208,431	187,583
Security Description	Principal Amount	Value
3.00%, 2/20/2047	$137,370	$123,527
3.00%, 6/20/2047	36,891	33,067
3.00%, 7/20/2047	2,507,803	2,247,851
3.00%, 9/20/2047	47,383	42,471
3.00%, 10/20/2047	1,102,188	987,938
3.00%, 11/20/2047	2,495,507	2,236,829
3.00%, 12/20/2047	1,204,734	1,079,855
3.00%, 1/20/2048	459,977	412,297
3.00%, 2/20/2048	211,734	189,786
3.00%, 3/20/2048	262,238	235,055
3.00%, 4/20/2048	369,000	330,750
3.00%, 9/20/2048	198,523	177,945
3.00%, 12/20/2048	86,586	77,611
3.00%, 3/20/2049	836,805	752,476
3.00%, 6/20/2049	68,825	61,691
3.00%, 8/20/2049	1,095,101	977,713
3.00%, 9/20/2049	1,752,148	1,563,842
3.00%, 11/20/2049	1,798,384	1,601,990
3.00%, 12/20/2049	1,441,277	1,283,203
3.00%, 1/20/2050	10,283,188	9,166,574
3.00%, 2/20/2050	2,833,255	2,524,813
3.00%, 3/20/2050	645,659	574,421
3.00%, 4/20/2050	8,265,397	7,356,420
3.00%, 5/20/2050	6,528,808	5,812,565
3.00%, 6/20/2050	8,107,796	7,212,896
3.00%, 7/20/2050	8,291,959	7,383,438
3.00%, 8/20/2050	3,780,704	3,365,530
3.00%, 9/20/2050	1,276,539	1,136,357
3.00%, 10/20/2050	983,261	875,285
3.00%, 12/20/2050	1,176,417	1,046,648
3.00%, 1/20/2051	1,772,245	1,576,312
3.00%, 2/20/2051	88,312	78,527
3.00%, 4/20/2051	100,245	89,116
3.00%, 5/20/2051	4,841,783	4,295,262
3.00%, 6/20/2051	4,040,307	3,584,004
3.00%, 7/20/2051	2,918,685	2,589,020
3.00%, 8/20/2051	5,176,448	4,598,559
3.00%, 9/20/2051	8,553,101	7,588,069
3.00%, 11/20/2051	110,731	98,318
3.00%, 12/20/2051	5,895,291	5,227,548
3.00%, 1/20/2052	1,846,137	1,637,177
3.00%, 2/20/2052	386,190	342,421
3.00%, 3/20/2052	3,636,764	3,223,971
3.00%, 5/20/2052	18,372,145	16,286,803
3.00%, 6/20/2052	2,941,658	2,607,763
3.00%, 8/20/2052	4,866,299	4,313,947
3.00%, 9/20/2052	3,647,312	3,233,321
3.00%, 1/20/2053	1,723,703	1,528,053
3.00%, 3/20/2053	7,750,330	6,895,399
3.00%, 4/20/2053	1,416,696	1,262,876
3.00%, 9/20/2053	3,536,304	3,149,719
3.50%, 12/20/2041	1,298,991	1,218,407
3.50%, 2/15/2042	60,750	57,043
3.50%, 4/15/2042	22,767	21,378
3.50%, 4/20/2042	743,557	697,916

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 6/20/2042	$163,008	$153,003
3.50%, 9/20/2042	529,670	497,158
3.50%, 10/20/2042	659,825	619,325
3.50%, 11/20/2042	12,260	11,507
3.50%, 2/20/2043	437,469	410,628
3.50%, 3/20/2043	81,993	76,964
3.50%, 4/20/2043	88,582	83,151
3.50%, 5/20/2043	71,823	67,431
3.50%, 6/20/2043	696,545	653,947
3.50%, 7/20/2043	384,455	360,943
3.50%, 9/20/2043	83,821	78,695
3.50%, 10/20/2043	429,678	403,400
3.50%, 11/20/2043	384,032	360,546
3.50%, 1/20/2044	51,836	48,666
3.50%, 3/20/2044	1,091,076	1,024,350
3.50%, 4/20/2044	58,061	54,141
3.50%, 5/20/2044	64,112	59,784
3.50%, 6/20/2044	1,479,962	1,380,056
3.50%, 7/20/2044	30,211	28,172
3.50%, 8/20/2044	44,438	41,438
3.50%, 10/20/2044	1,219,197	1,136,894
3.50%, 11/20/2044	116,613	108,741
3.50%, 12/20/2044	12,276	11,447
3.50%, 1/20/2045	436,515	407,048
3.50%, 2/20/2045	531,823	495,922
3.50%, 3/20/2045	14,791	13,762
3.50%, 4/20/2045	1,402,985	1,305,388
3.50%, 5/20/2045	124,888	116,200
3.50%, 6/20/2045	26,520	24,675
3.50%, 7/20/2045	222,628	207,141
3.50%, 8/20/2045	137,622	128,049
3.50%, 9/20/2045	70,304	65,414
3.50%, 10/20/2045	236,259	219,824
3.50%, 11/20/2045	616,736	573,834
3.50%, 12/20/2045	17,576	16,354
3.50%, 1/20/2046	3,102,415	2,886,602
3.50%, 2/20/2046	3,054,253	2,841,791
3.50%, 4/20/2046	1,480,993	1,376,200
3.50%, 5/20/2046	586,340	544,851
3.50%, 6/20/2046	365,170	339,331
3.50%, 7/20/2046	5,834,968	5,427,279
3.50%, 8/20/2046	232,395	215,951
3.50%, 9/20/2046	261,274	243,266
3.50%, 10/20/2046	295,886	274,949
3.50%, 11/20/2046	1,372,615	1,275,491
3.50%, 12/20/2046	884,507	821,920
3.50%, 1/20/2047	57,283	53,230
3.50%, 2/20/2047	633,687	588,848
3.50%, 3/20/2047	250,566	232,191
3.50%, 5/20/2047	189,380	175,661
3.50%, 6/20/2047	378,374	350,627
3.50%, 7/20/2047	124,838	115,950
3.50%, 8/20/2047	220,477	204,309
3.50%, 9/20/2047	1,649,236	1,528,294
3.50%, 10/20/2047	1,579,452	1,463,626
Security Description	Principal Amount	Value
3.50%, 12/20/2047	$5,482,913	$5,080,837
3.50%, 1/20/2048	3,738,965	3,464,777
3.50%, 2/20/2048	710,062	658,363
3.50%, 4/20/2048	102,257	94,759
3.50%, 5/20/2048	859,863	796,807
3.50%, 6/20/2048	44,827	41,496
3.50%, 8/20/2048	32,252	29,856
3.50%, 10/20/2048	446,318	413,155
3.50%, 11/20/2048	535,821	496,007
3.50%, 2/20/2049	46,920	43,466
3.50%, 3/20/2049	106,986	99,036
3.50%, 6/20/2049	1,739,542	1,609,289
3.50%, 7/20/2049	569,814	527,148
3.50%, 8/20/2049	856,451	792,322
3.50%, 9/20/2049	1,678,863	1,553,153
3.50%, 10/20/2049	5,512,784	5,100,000
3.50%, 12/20/2049	1,718,472	1,589,797
3.50%, 1/20/2050	6,315,773	5,842,862
3.50%, 2/20/2050	5,340,462	4,940,580
3.50%, 3/20/2050	1,699,514	1,572,259
3.50%, 5/20/2050	1,245,794	1,152,512
3.50%, 6/20/2050	5,175,352	4,792,868
3.50%, 7/20/2050	1,419,386	1,313,105
3.50%, 11/20/2050	727,888	673,385
3.50%, 12/20/2050	3,073,148	2,844,696
3.50%, 1/20/2051	2,874,973	2,660,631
3.50%, 2/20/2051	1,103,551	1,020,920
3.50%, 5/20/2051	214,243	197,992
3.50%, 6/20/2051	2,617,527	2,418,977
3.50%, 7/20/2051	466,427	431,148
3.50%, 8/20/2051	6,467,893	5,953,459
3.50%, 9/20/2051	2,050,486	1,887,068
3.50%, 1/20/2052	76,313	70,194
3.50%, 4/20/2052	1,436,955	1,320,017
3.50%, 6/20/2052	10,332,560	9,490,906
3.50%, 7/20/2052	3,935,345	3,614,177
3.50%, 9/20/2052	2,270,583	2,085,102
3.50%, 10/20/2052	10,169,825	9,337,495
3.50%, 12/20/2052	5,678,945	5,215,480
3.50%, 3/20/2053	254,850	235,463
3.50%, 6/20/2053	2,306,075	2,133,647
3.50%, 7/20/2053	8,098,999	7,498,689
3.50%, 12/20/2054	993,750	909,799
4.00%, 2/15/2040	4,040	3,912
4.00%, 4/15/2040	36,441	35,083
4.00%, 11/20/2040	2,277,188	2,190,289
4.00%, 12/20/2040	2,578,675	2,480,271
4.00%, 6/20/2041	432,529	416,170
4.00%, 11/20/2041	34,012	32,726
4.00%, 2/20/2042	36,543	35,161
4.00%, 5/20/2042	33,922	32,644
4.00%, 6/20/2042	550,375	529,649
4.00%, 8/20/2042	15,933	15,333
4.00%, 8/20/2043	36,798	35,352
4.00%, 10/20/2043	153,154	147,134

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 11/20/2043	$218,293	$209,713
4.00%, 3/20/2044	37,344	35,725
4.00%, 5/20/2044	256,459	245,338
4.00%, 7/15/2044	45,865	43,856
4.00%, 7/20/2044	39,640	37,921
4.00%, 8/20/2044	94,407	90,314
4.00%, 12/20/2044	101,692	97,282
4.00%, 1/20/2045	35,828	34,274
4.00%, 2/20/2045	109,087	104,356
4.00%, 5/15/2045	11,774	11,257
4.00%, 6/15/2045	19,610	18,747
4.00%, 7/20/2045	125,216	119,741
4.00%, 8/20/2045	22,733	21,732
4.00%, 10/20/2045	44,787	42,829
4.00%, 11/20/2045	120,806	115,523
4.00%, 1/20/2046	28,851	27,589
4.00%, 4/20/2046	1,593,290	1,523,616
4.00%, 5/20/2046	210,623	201,412
4.00%, 1/20/2047	164,202	156,503
4.00%, 3/20/2047	99,832	95,151
4.00%, 4/20/2047	24,669	23,435
4.00%, 5/20/2047	61,240	58,177
4.00%, 6/20/2047	64,839	61,596
4.00%, 7/20/2047	1,326,856	1,261,091
4.00%, 8/20/2047	72,021	68,451
4.00%, 9/20/2047	350,194	332,837
4.00%, 11/20/2047	1,029,593	978,561
4.00%, 2/20/2048	2,004,508	1,904,255
4.00%, 3/20/2048	1,057,123	1,004,252
4.00%, 4/20/2048	2,577,419	2,444,972
4.00%, 5/20/2048	1,472,521	1,396,852
4.00%, 6/20/2048	2,393,200	2,270,219
4.00%, 8/20/2048	1,096,115	1,040,231
4.00%, 9/20/2048	120,040	113,920
4.00%, 10/20/2048	225,434	213,940
4.00%, 11/20/2048	161,064	152,852
4.00%, 2/20/2049	263,612	250,368
4.00%, 3/20/2049	693,581	657,940
4.00%, 4/20/2049	226,315	214,087
4.00%, 5/20/2049	1,652,028	1,562,767
4.00%, 6/20/2049	2,151,523	2,035,274
4.00%, 7/20/2049	6,072,417	5,744,318
4.00%, 10/20/2049	565,449	535,168
4.00%, 11/20/2049	86,178	81,563
4.00%, 12/20/2049	446,677	422,757
4.00%, 1/20/2050	580,248	549,175
4.00%, 2/20/2050	289,714	274,199
4.00%, 3/20/2050	4,078,771	3,858,391
4.00%, 6/20/2050	3,408,660	3,226,122
4.00%, 7/20/2050	713,061	676,706
4.00%, 8/20/2050	471,512	446,262
4.00%, 11/20/2051	1,362,395	1,288,201
4.00%, 5/20/2052	469,538	441,513
4.00%, 6/20/2052	1,307,882	1,229,418
4.00%, 7/20/2052	432,557	406,739
Security Description	Principal Amount	Value
4.00%, 9/20/2052	$15,155,625	$14,251,048
4.00%, 10/20/2052	19,655,643	18,482,478
4.00%, 11/20/2052	13,266,187	12,474,383
4.50%, 6/15/2039	6,831	6,755
4.50%, 4/15/2040	35,679	35,243
4.50%, 6/15/2040	18,579	18,352
4.50%, 9/20/2040	32,237	31,848
4.50%, 3/15/2041	18,386	18,161
4.50%, 4/20/2041	1,211,523	1,197,672
4.50%, 6/15/2041	8,212	8,109
4.50%, 7/15/2041	17,210	16,996
4.50%, 7/20/2041	62,586	61,871
4.50%, 12/20/2041	52,997	52,357
4.50%, 10/20/2043	13,497	13,253
4.50%, 12/20/2043	37,812	37,126
4.50%, 1/20/2044	31,105	30,541
4.50%, 4/20/2044	42,794	42,018
4.50%, 5/20/2045	21,685	21,274
4.50%, 6/20/2045	437,630	429,695
4.50%, 10/20/2045	30,113	29,541
4.50%, 11/20/2045	83,976	82,383
4.50%, 1/20/2046	1,594,926	1,564,668
4.50%, 2/20/2046	274,027	268,828
4.50%, 6/20/2046	63,191	62,045
4.50%, 7/20/2046	33,936	33,292
4.50%, 12/20/2046	146,727	144,067
4.50%, 3/20/2047	345,787	338,865
4.50%, 6/20/2047	344,842	337,352
4.50%, 8/20/2047	47,486	46,454
4.50%, 12/20/2047	26,327	25,712
4.50%, 1/20/2048	49,934	48,768
4.50%, 3/20/2048	506,449	494,622
4.50%, 4/20/2048	568,443	555,168
4.50%, 6/20/2048	310,661	303,142
4.50%, 7/20/2048	320,265	312,513
4.50%, 8/20/2048	666,525	650,393
4.50%, 9/20/2048	967,456	944,041
4.50%, 11/20/2048	51,898	50,642
4.50%, 12/20/2048	1,114,815	1,087,833
4.50%, 1/20/2049	2,587,087	2,524,472
4.50%, 2/20/2049	282,997	276,147
4.50%, 4/20/2049	139,391	136,018
4.50%, 5/20/2049	115,096	112,311
4.50%, 6/20/2049	2,576,538	2,514,178
4.50%, 7/20/2049	640,575	625,071
4.50%, 9/20/2049	245,088	239,156
4.50%, 2/20/2050	1,586,621	1,548,220
4.50%, 4/20/2050	2,400,220	2,342,266
4.50%, 5/20/2050	421,133	410,941
4.50%, 10/20/2050	2,072,396	2,024,000
4.50%, 12/20/2050	1,281,406	1,250,392
4.50%, 4/20/2051	252,943	246,821
4.50%, 5/20/2051	280,090	273,311
4.50%, 6/20/2051	225,818	220,545
4.50%, 12/20/2051	585,105	570,943

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 5/20/2052	$1,325,991	$1,278,926
4.50%, 10/20/2052	4,116,086	3,969,989
4.50%, 12/20/2052	12,581,625	12,135,051
4.50%, 1/20/2053	15,555,074	15,002,961
4.50%, 2/20/2053	2,366,609	2,282,609
4.50%, 3/20/2053	4,420,056	4,263,170
4.50%, 6/20/2053	5,943,021	5,729,268
4.50%, 2/20/2054	8,971,600	8,648,918
4.50%, 5/20/2054	3,925,520	3,771,664
4.50%, 10/20/2054	5,025,865	4,823,143
4.50%, 2/20/2055	4,990,237	4,788,952
5.00%, 12/15/2038	10,083	10,206
5.00%, 5/15/2039	17,085	17,299
5.00%, 5/20/2041	372,595	377,625
5.00%, 11/20/2042	50,605	51,390
5.00%, 3/20/2043	10,859	11,018
5.00%, 4/20/2043	27,679	28,109
5.00%, 5/20/2043	9,428	9,574
5.00%, 8/20/2043	41,647	42,220
5.00%, 5/20/2044	23,930	24,259
5.00%, 6/20/2044	14,352	14,549
5.00%, 7/20/2044	35,640	36,131
5.00%, 12/20/2045	188,728	191,325
5.00%, 4/20/2048	18,116	18,164
5.00%, 5/20/2048	107,769	107,787
5.00%, 7/20/2048	36,910	36,916
5.00%, 10/20/2048	54,244	54,115
5.00%, 12/20/2048	130,572	130,262
5.00%, 1/20/2049	442,664	441,615
5.00%, 2/20/2049	357,792	356,944
5.00%, 4/20/2049	158,321	157,946
5.00%, 6/20/2049	964,882	964,007
5.00%, 7/20/2049	146,117	145,985
5.00%, 5/20/2050	387,704	388,785
5.00%, 6/20/2052	508,063	502,125
5.00%, 11/20/2052	9,402,122	9,292,239
5.00%, 12/20/2052	9,498,721	9,387,709
5.00%, 1/20/2053	9,331,568	9,222,509
5.00%, 4/20/2053	4,547,295	4,490,841
5.00%, 5/20/2053	15,168,695	14,980,377
5.00%, 7/20/2053	21,120,976	20,858,761
5.00%, 11/20/2053	1,693,839	1,672,810
5.00%, 5/20/2054	11,144,955	10,965,844
5.00%, 7/20/2054	3,665,977	3,607,061
5.00%, 1/20/2055	20,955,726	20,618,945
5.50%, 9/15/2035	23,221	23,617
5.50%, 7/15/2038	7,093	7,303
5.50%, 3/15/2039	33,471	34,781
5.50%, 2/20/2049	37,173	37,767
5.50%, 12/20/2052	9,321,263	9,388,857
5.50%, 5/20/2053	12,863,830	12,942,035
5.50%, 7/20/2053	3,697,340	3,719,818
5.50%, 8/20/2053	8,355,382	8,406,178
5.50%, 10/20/2053	9,459,295	9,516,803
5.50%, 5/20/2054	18,905,372	18,954,233
Security Description	Principal Amount	Value
5.50%, 8/20/2054	$4,916,399	$4,929,105
5.50%, 9/20/2054	23,567,450	23,628,360
5.50%, 12/20/2054	19,695,130	19,746,032
6.00%, 8/15/2040	11,034	11,638
6.00%, 9/15/2040	20,780	22,065
6.00%, 1/20/2046	53,209	55,964
6.00%, 12/20/2052	3,515,149	3,585,934
6.00%, 1/20/2053	1,389,727	1,417,475
6.00%, 4/20/2053	677,815	691,599
6.00%, 8/20/2053	4,909,355	5,009,187
6.00%, 9/20/2053	8,668,641	8,844,919
6.00%, 2/20/2054	10,497,761	10,711,234
6.00%, 6/20/2054	22,635,755	23,034,090
6.00%, 9/20/2054	24,007,209	24,379,104
6.00%, 3/20/2055	6,975,000	7,086,378
6.50%, 1/20/2053	1,725,362	1,768,972
6.50%, 2/20/2053	264,187	270,865
6.50%, 7/20/2053	1,416,010	1,457,387
6.50%, 2/20/2054	5,120,596	5,270,227
6.50%, 6/20/2054	26,455,306	27,106,134
6.50%, 8/20/2054	4,352,160	4,459,227
7.00%, 9/20/2053	1,083,618	1,118,598
Government National Mortgage Association, TBA:
3.50%, 3/20/2052	7,450,000	6,803,496
6.50%, 4/20/2055	11,600,000	11,872,368
TBA, 2.50%, 4/20/2055	4,000,000	3,412,528
TBA, 3.00%, 4/20/2055	4,600,000	4,076,502
TBA, 4.00%, 4/20/2055	7,075,000	6,622,794
TBA, 4.50%, 4/20/2055	18,200,000	17,462,463
TBA, 5.00%, 4/20/2055	27,525,000	27,073,425
TBA, 5.50%, 4/20/2055	33,825,000	33,889,944
TBA, 6.00%, 4/20/2055	11,650,000	11,822,420
Uniform Mortgage-Backed Security, TBA:
5.00%, 4/1/2040	11,300,000	11,358,986
5.50%, 4/1/2040	9,525,000	9,676,162
7.00%, 4/1/2055	10,500,000	10,977,540
TBA, 2.50%, 4/1/2055	12,750,000	10,604,583
TBA, 3.00%, 4/1/2040	3,700,000	3,502,587
TBA, 3.00%, 4/1/2055	2,000,000	1,734,368
TBA, 3.50%, 4/1/2040	1,825,000	1,755,692
TBA, 3.50%, 4/1/2055	6,900,000	6,226,208
TBA, 4.00%, 4/1/2040	4,125,000	4,018,513
TBA, 4.00%, 4/1/2055	7,625,000	7,104,197
TBA, 4.50%, 4/1/2040	5,000,000	4,954,730
TBA, 4.50%, 4/1/2055	13,525,000	12,936,121
TBA, 5.00%, 4/1/2055	11,475,000	11,245,925
TBA, 5.50%, 4/1/2055	35,350,000	35,302,101
TBA, 6.00%, 4/1/2055	28,600,000	29,042,442
TBA, 6.50%, 4/1/2055	20,350,000	20,990,007
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $6,409,176,466)		5,897,789,675

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 5.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (a) (b) (Cost $337,924,690)	337,924,690	$337,924,690
TOTAL INVESTMENTS — 104.8% (Cost $6,747,101,156)		6,235,714,365
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.8)%		(285,791,771)
NET ASSETS — 100.0%		$5,949,922,594
(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at March 31, 2025.
TBA	To Be Announced
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Government Agency Obligations	$—	$5,897,789,675	$—	$5,897,789,675
Short-Term Investment	337,924,690	—	—	337,924,690
TOTAL INVESTMENTS	$337,924,690	$5,897,789,675	$—	$6,235,714,365

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	326,829,249	$326,927,297	$177,574,613	$504,501,910	$23,608	$(23,608)	—	$—	$2,844,901
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	803,037,178	465,112,488	—	—	337,924,690	337,924,690	7,034,864
Total		$326,927,297	$980,611,791	$969,614,398	$23,608	$(23,608)		$337,924,690	$9,879,765
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.3%
ADVERTISING — 0.1%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026	$4,770,000	$4,722,729
AEROSPACE & DEFENSE — 1.5%
Boeing Co.:
2.25%, 6/15/2026	3,099,000	3,003,148
2.70%, 2/1/2027	7,441,000	7,175,505
2.80%, 3/1/2027	852,000	820,825
3.10%, 5/1/2026	3,847,000	3,780,639
3.25%, 2/1/2028	1,009,000	967,248
3.25%, 3/1/2028	2,864,000	2,735,865
5.04%, 5/1/2027	21,047,000	21,140,449
6.26%, 5/1/2027	3,181,000	3,273,376
General Dynamics Corp.:
1.15%, 6/1/2026	3,363,000	3,246,270
2.13%, 8/15/2026	1,418,000	1,377,672
2.63%, 11/15/2027 (a)	2,967,000	2,849,270
3.50%, 4/1/2027 (a)	3,962,000	3,911,802
Hexcel Corp. 4.20%, 2/15/2027	3,379,000	3,331,762
Howmet Aerospace, Inc.:
5.90%, 2/1/2027 (a)	3,711,000	3,805,519
6.75%, 1/15/2028	1,946,000	2,057,817
L3Harris Technologies, Inc.:
3.85%, 12/15/2026	3,875,000	3,828,733
4.40%, 6/15/2028	9,000,000	8,935,830
5.40%, 1/15/2027	4,415,000	4,479,150
Lockheed Martin Corp. 5.10%, 11/15/2027 (a)	3,166,000	3,239,293
Northrop Grumman Corp.:
3.20%, 2/1/2027	2,213,000	2,167,014
3.25%, 1/15/2028 (a)	16,341,000	15,822,173
RTX Corp.:
2.65%, 11/1/2026 (a)	3,296,000	3,210,864
3.13%, 5/4/2027	8,453,000	8,222,909
3.50%, 3/15/2027	4,872,000	4,785,132
5.75%, 11/8/2026	4,251,000	4,328,368
7.20%, 8/15/2027	1,603,000	1,703,604
		124,200,237
AGRICULTURE — 1.3%
Altria Group, Inc.:
2.63%, 9/16/2026	3,849,000	3,744,076
4.88%, 2/4/2028 (a)	3,075,000	3,095,633
Archer-Daniels-Midland Co. 2.50%, 8/11/2026	6,918,000	6,752,452
BAT Capital Corp.:
2.26%, 3/25/2028	4,250,000	3,971,413
3.22%, 9/6/2026	3,911,000	3,835,987
3.56%, 8/15/2027	11,779,000	11,494,537
4.70%, 4/2/2027	6,050,000	6,057,320
Security Description	Principal Amount	Value
BAT International Finance PLC 1.67%, 3/25/2026	$14,762,000	$14,338,478
Bunge Ltd. Finance Corp.:
3.25%, 8/15/2026	3,843,000	3,778,092
3.75%, 9/25/2027	3,416,000	3,357,552
4.10%, 1/7/2028	2,973,000	2,939,762
Philip Morris International, Inc.:
0.88%, 5/1/2026 (a)	3,743,000	3,605,744
3.13%, 8/17/2027	1,003,000	977,865
3.13%, 3/2/2028	3,000,000	2,891,970
4.38%, 11/1/2027	4,112,000	4,108,834
4.75%, 2/12/2027 (a)	13,415,000	13,510,649
4.88%, 2/15/2028	9,275,000	9,392,607
5.13%, 11/17/2027 (a)	11,505,000	11,699,665
		109,552,636
AIRLINES — 0.3%
American Airlines Pass-Through Trust:
Series 2015-1, Class A, 3.38%, 11/1/2028	1,263,973	1,218,420
Series 2016-1, Class AA, 3.58%, 7/15/2029	342,511	329,646
Series 2015-2, Class AA, 3.60%, 3/22/2029	560,422	540,145
Series 2014-1, Class A, 3.70%, 4/1/2028	679,038	662,476
Southwest Airlines Co.:
3.00%, 11/15/2026	1,546,000	1,505,263
5.13%, 6/15/2027 (a)	8,999,000	9,061,003
United Airlines Pass-Through Trust:
Series 2014-2, Class A, 3.75%, 3/3/2028	1,200,221	1,180,789
Series 2014-1, Class A, 4.00%, 10/11/2027	3,695,866	3,649,631
Series 2020-1, Class A, 5.88%, 4/15/2029	7,030,409	7,135,936
		25,283,309
APPAREL — 0.2%
NIKE, Inc.:
2.38%, 11/1/2026 (a)	6,026,000	5,864,141
2.75%, 3/27/2027 (a)	2,383,000	2,318,111
Tapestry, Inc. 4.13%, 7/15/2027 (a)	3,818,000	3,769,779
		11,952,031
AUTO MANUFACTURERS — 4.1%
American Honda Finance Corp.:
Series MTN, 1.30%, 9/9/2026	3,957,000	3,785,622
Series MTN, 2.00%, 3/24/2028	1,000,000	930,470
Series GMTN, 2.30%, 9/9/2026	3,847,000	3,731,244

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.35%, 1/8/2027	$3,431,000	$3,307,347
Series GMTN, 3.50%, 2/15/2028 (a)	2,171,000	2,111,363
Series GMTN, 4.40%, 10/5/2026	3,958,000	3,956,061
Series GMTN, 4.45%, 10/22/2027 (a)	6,994,000	6,991,202
4.55%, 3/3/2028 (a)	5,233,000	5,230,069
4.70%, 1/12/2028 (a)	2,053,000	2,063,450
4.90%, 3/12/2027	3,894,000	3,924,529
Series GMTN, 4.90%, 7/9/2027	3,514,000	3,546,013
Series GMTN, 5.25%, 7/7/2026	3,009,000	3,036,231
Ford Motor Co. 4.35%, 12/8/2026 (a)	6,397,000	6,298,294
Ford Motor Credit Co. LLC:
2.70%, 8/10/2026	26,572,000	25,612,751
2.90%, 2/16/2028	6,758,000	6,253,718
3.82%, 11/2/2027	4,763,000	4,544,331
4.13%, 8/17/2027	7,462,000	7,208,292
4.27%, 1/9/2027	4,191,000	4,101,480
4.54%, 8/1/2026	1,769,000	1,746,144
4.95%, 5/28/2027	8,667,000	8,545,055
5.13%, 11/5/2026	3,438,000	3,414,347
5.80%, 3/5/2027	6,999,000	7,032,315
5.85%, 5/17/2027	14,350,000	14,427,633
5.92%, 3/20/2028 (a)	2,820,000	2,832,295
6.95%, 6/10/2026	350,000	355,309
7.35%, 11/4/2027	8,347,000	8,647,826
General Motors Co.:
4.20%, 10/1/2027	3,553,000	3,494,447
6.80%, 10/1/2027	5,754,000	5,986,979
General Motors Financial Co., Inc.:
1.50%, 6/10/2026	12,196,000	11,728,649
2.35%, 2/26/2027	3,921,000	3,740,673
2.70%, 8/20/2027	6,902,000	6,562,905
3.85%, 1/5/2028	2,488,000	2,411,444
4.00%, 10/6/2026 (a)	1,232,000	1,216,403
4.35%, 1/17/2027	4,206,000	4,166,043
5.00%, 4/9/2027	6,004,000	6,011,805
5.05%, 4/4/2028 (a)	8,437,000	8,446,196
5.35%, 7/15/2027 (a)	7,089,000	7,151,667
5.40%, 4/6/2026	11,521,000	11,565,241
5.40%, 5/8/2027	5,878,000	5,935,428
6.00%, 1/9/2028	3,738,000	3,831,786
Honda Motor Co. Ltd. 2.53%, 3/10/2027 (a)	3,942,000	3,800,719
PACCAR Financial Corp.:
Series MTN, 1.10%, 5/11/2026 (a)	562,000	542,628
Series MTN, 2.00%, 2/4/2027	4,000	3,841
4.45%, 8/6/2027 (a)	3,709,000	3,731,180
Security Description	Principal Amount	Value
Series R, 4.50%, 11/25/2026 (a)	$1,729,000	$1,738,924
4.55%, 3/3/2028 (a)	2,879,000	2,898,692
4.60%, 1/10/2028 (a)	3,629,000	3,665,508
5.00%, 5/13/2027 (a)	2,879,000	2,923,509
Series MTN, 5.05%, 8/10/2026 (a)	3,875,000	3,914,099
Series DMTN, 5.20%, 11/9/2026	3,419,000	3,474,012
Toyota Motor Corp. 5.28%, 7/13/2026	3,848,000	3,891,790
Toyota Motor Credit Corp.:
Series MTN, 0.80%, 10/16/2025 (a)	3,602,300	3,531,227
Series MTN, 1.13%, 6/18/2026	3,891,000	3,746,761
Series MTN, 1.15%, 8/13/2027	2,703,000	2,512,925
Series MTN, 1.90%, 1/13/2027 (a)	3,422,000	3,281,938
Series MTN, 3.00%, 4/1/2025	800	800
Series GMTN, 3.05%, 1/11/2028	5,819,000	5,621,387
Series MTN, 3.05%, 3/22/2027 (a)	5,032,000	4,912,339
Series MTN, 3.20%, 1/11/2027 (a)	3,843,400	3,770,183
Series MTN, 4.35%, 10/8/2027	4,258,000	4,257,191
4.45%, 5/18/2026	5,186,000	5,191,705
Series MTN, 4.55%, 9/20/2027 (a)	6,830,000	6,864,287
4.60%, 1/8/2027 (a)	3,371,000	3,389,170
4.63%, 1/12/2028 (a)	15,770,000	15,870,770
Series B, 5.00%, 3/19/2027 (a)	3,726,000	3,773,544
Series MTN, 5.00%, 8/14/2026 (a)	3,256,000	3,283,936
5.20%, 5/15/2026 (a)	3,800,000	3,835,188
5.40%, 11/20/2026 (a)	3,240,000	3,295,048
5.45%, 11/10/2027	3,681,000	3,785,651
		337,392,009
AUTO PARTS & EQUIPMENT — 0.1%
BorgWarner, Inc. 2.65%, 7/1/2027	3,688,000	3,534,026
Lear Corp. 3.80%, 9/15/2027	5,293,000	5,176,925
		8,710,951
BANKS — 35.2%
Australia & New Zealand Banking Group Ltd.:
3.92%, 9/30/2027	8,511,000	8,433,124
Series MTN, 4.42%, 12/16/2026 (a)	6,364,000	6,380,674

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 1/18/2027	$3,908,000	$3,937,974
4.90%, 7/16/2027 (a)	4,122,000	4,176,287
Banco Bilbao Vizcaya Argentaria SA 1 yr. CMT + 2.70%, 6.14%, 9/14/2028 (a) (b)	3,831,000	3,951,945
Banco Santander SA:
1 yr. CMT + 0.90%, 1.72%, 9/14/2027 (b)	12,246,000	11,723,218
3.80%, 2/23/2028	6,558,000	6,401,395
1 yr. CMT + 2.00%, 4.18%, 3/24/2028 (b)	2,000,000	1,979,480
4.25%, 4/11/2027	11,626,000	11,532,062
5.29%, 8/18/2027	11,277,000	11,419,203
1 yr. CMT + 0.95%, 5.37%, 7/15/2028 (a) (b)	7,087,000	7,186,927
1 yr. CMT + 1.25%, 5.55%, 3/14/2028 (a) (b)	5,941,000	6,032,135
1 yr. CMT + 1.65%, 6.53%, 11/7/2027 (b)	6,476,000	6,665,423
Bank of America Corp.:
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (b)	12,430,000	12,092,153
SOFR + 0.96%, 1.73%, 7/22/2027 (b)	34,212,000	32,971,815
Series MTN, SOFR + 1.05%, 2.55%, 2/4/2028 (b)	11,504,000	11,097,219
Series MTN, 3.25%, 10/21/2027	15,064,000	14,664,653
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (b)	3,579,000	3,467,800
Series GMTN, 3.50%, 4/19/2026	9,975,000	9,880,836
Series MTN, 3 mo. USD Term SOFR + 1.32%, 3.56%, 4/23/2027 (b)	23,084,000	22,831,461
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (b)	15,245,000	14,917,232
3 mo. USD Term SOFR + 1.77%, 3.71%, 4/24/2028 (b)	12,437,000	12,221,467
Series MTN, 3 mo. USD Term SOFR + 1.84%, 3.82%, 1/20/2028 (b)	19,133,000	18,890,968
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.97%, 3/5/2029 (b)	6,850,000	6,728,960
Series L, 4.18%, 11/25/2027 (a)	7,261,000	7,191,657
Series MTN, 4.25%, 10/22/2026 (a)	9,022,000	8,994,844
SOFR + 1.58%, 4.38%, 4/27/2028 (b)	7,380,000	7,347,454
Series MTN, 4.45%, 3/3/2026 (a)	19,350,000	19,312,654
Security Description	Principal Amount	Value
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (b)	$27,448,000	$27,664,565
SOFR + 0.83%, 4.98%, 1/24/2029 (a) (b)	14,274,000	14,412,601
SOFR + 1.34%, 5.93%, 9/15/2027 (b)	13,111,000	13,365,616
SOFR + 1.99%, 6.20%, 11/10/2028 (b)	9,522,000	9,894,405
6.22%, 9/15/2026	2,294,000	2,344,812
Bank of America NA 5.53%, 8/18/2026	8,619,000	8,756,645
Bank of Montreal:
Series MTN, 1.25%, 9/15/2026 (a)	4,902,000	4,682,881
Series MTN, 2.65%, 3/8/2027 (a)	3,900,000	3,776,214
5 yr. USD Swap + 1.43%, 3.80%, 12/15/2032 (b)	5,788,000	5,585,883
Series F2F, SOFR + 0.88%, 4.57%, 9/10/2027 (b)	8,026,000	8,029,050
Series H, 4.70%, 9/14/2027	4,167,000	4,187,460
SOFR + 0.67%, 5.00%, 1/27/2029 (a) (b)	3,944,000	3,983,874
5.20%, 2/1/2028 (a)	3,566,000	3,629,653
5.27%, 12/11/2026	7,797,000	7,899,297
5.30%, 6/5/2026	8,039,000	8,113,361
5.37%, 6/4/2027 (a)	8,362,000	8,510,007
Bank of New York Mellon Corp.:
Series MTN, 1.05%, 10/15/2026	3,809,000	3,626,130
Series MTN, 2.05%, 1/26/2027 (a)	3,586,000	3,449,768
Series MTN, 2.45%, 8/17/2026	3,772,000	3,680,944
Series MTN, 2.80%, 5/4/2026	2,214,000	2,179,218
Series MTN, 3.25%, 5/16/2027 (a)	3,882,000	3,801,953
Series MTN, 3.40%, 1/29/2028 (a)	7,266,000	7,093,650
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.44%, 2/7/2028 (a) (b)	10,976,000	10,797,640
Series MTN, SOFR + 1.15%, 3.99%, 6/13/2028 (b)	3,587,000	3,555,506
SOFR + 1.17%, 4.54%, 2/1/2029 (b)	798,000	799,029
SOFR + 0.84%, 4.89%, 7/21/2028 (a) (b)	3,785,000	3,819,860
SOFR + 1.03%, 4.95%, 4/26/2027 (b)	8,433,000	8,475,755
Series MTN, SOFR + 1.80%, 5.80%, 10/25/2028 (b)	6,008,000	6,203,500
Bank of Nova Scotia:
1.30%, 9/15/2026	3,775,000	3,608,900
1.35%, 6/24/2026 (a)	3,641,000	3,507,266

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
1.95%, 2/2/2027 (a)	$3,834,000	$3,679,720
2.70%, 8/3/2026	4,439,000	4,338,323
2.95%, 3/11/2027 (a)	3,763,000	3,656,244
SOFR + 1.00%, 4.40%, 9/8/2028 (a) (b)	3,864,000	3,843,482
SOFR + 0.89%, 4.93%, 2/14/2029 (b)	9,724,000	9,778,163
5.35%, 12/7/2026	9,401,000	9,530,828
Series GMTN, 5.40%, 6/4/2027 (a)	4,516,000	4,604,107
Barclays PLC:
1 yr. CMT + 1.05%, 2.28%, 11/24/2027 (b)	12,217,000	11,743,958
4.34%, 1/10/2028	4,087,000	4,053,773
SOFR + 1.34%, 4.84%, 9/10/2028 (a) (b)	3,024,000	3,024,333
SOFR + 0.96%, 5.09%, 2/25/2029 (b)	6,244,000	6,284,399
5.20%, 5/12/2026	30,318,000	30,408,348
1 yr. CMT + 2.65%, 5.50%, 8/9/2028 (b)	7,949,000	8,065,373
SOFR + 2.21%, 5.83%, 5/9/2027 (b)	7,893,000	7,986,848
SOFR + 1.88%, 6.50%, 9/13/2027 (b)	5,466,000	5,599,534
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (b)	4,955,000	5,258,989
BPCE SA Series MTN, 3.38%, 12/2/2026	3,553,000	3,492,741
Canadian Imperial Bank of Commerce:
1.25%, 6/22/2026 (a)	3,394,000	3,266,521
3.45%, 4/7/2027 (a)	1,759,000	1,724,963
SOFR + 0.93%, 4.51%, 9/11/2027 (b)	6,260,000	6,252,989
SOFR + 0.72%, 4.86%, 1/13/2028 (a) (b)	6,374,000	6,402,237
SOFR + 1.03%, 4.86%, 3/30/2029 (a) (b)	6,065,000	6,085,257
5.24%, 6/28/2027	6,003,000	6,089,503
5.62%, 7/17/2026 (a)	5,282,000	5,354,522
5.93%, 10/2/2026	3,802,000	3,880,625
Citibank NA:
SOFR + 0.71%, 4.88%, 11/19/2027 (b)	18,476,000	18,563,022
4.93%, 8/6/2026	8,884,000	8,943,167
5.44%, 4/30/2026	8,744,000	8,833,451
5.49%, 12/4/2026	13,878,000	14,110,318
Citigroup, Inc.:
SOFR + 0.77%, 1.46%, 6/9/2027 (a) (b)	15,970,000	15,380,388
SOFR + 1.28%, 3.07%, 2/24/2028 (b)	156,000	151,556
3.20%, 10/21/2026	11,899,000	11,665,304
3.40%, 5/1/2026	9,855,000	9,739,598
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.41%, 3.52%, 10/27/2028 (b)	$12,222,000	$11,878,440
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (b)	19,067,000	18,641,997
3 mo. USD Term SOFR + 1.82%, 3.89%, 1/10/2028 (b)	14,142,000	13,973,003
4.45%, 9/29/2027 (a)	18,418,000	18,320,385
4.60%, 3/9/2026	11,916,000	11,906,825
SOFR + 1.89%, 4.66%, 5/24/2028 (a) (b)	1,521,000	1,522,004
SOFR + 0.87%, 4.79%, 3/4/2029 (b)	37,874,000	37,945,203
6.63%, 1/15/2028	1,943,000	2,053,343
Citizens Bank NA SOFR + 2.00%, 4.58%, 8/9/2028 (b)	2,812,000	2,803,930
Citizens Financial Group, Inc. 2.85%, 7/27/2026 (a)	1,299,000	1,269,785
Commonwealth Bank of Australia:
4.42%, 3/14/2028 (a)	5,010,000	5,030,391
4.58%, 11/27/2026	8,364,000	8,409,166
Cooperatieve Rabobank UA:
3.75%, 7/21/2026	6,019,000	5,940,332
4.33%, 8/28/2026	2,529,000	2,529,607
4.88%, 1/21/2028	12,997,000	13,187,016
5.04%, 3/5/2027	4,431,000	4,493,699
5.50%, 10/5/2026	4,409,000	4,485,408
Deutsche Bank AG:
SOFR + 1.22%, 2.31%, 11/16/2027 (b)	15,233,000	14,636,780
SOFR + 1.32%, 2.55%, 1/7/2028 (b)	4,190,000	4,029,984
5 yr. USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (b)	2,969,000	2,907,868
5.37%, 9/9/2027 (a)	2,478,000	2,531,624
SOFR + 1.21%, 5.37%, 1/10/2029 (b)	13,523,000	13,666,344
SOFR + 1.59%, 5.71%, 2/8/2028 (a) (b)	3,379,000	3,429,482
SOFR + 3.18%, 6.72%, 1/18/2029 (a) (b)	6,003,000	6,276,557
SOFR + 2.52%, 7.15%, 7/13/2027 (b)	4,399,000	4,523,228
Discover Bank 3.45%, 7/27/2026	4,088,000	4,018,790
Fifth Third Bancorp:
SOFR + 0.69%, 1.71%, 11/1/2027 (b)	4,076,000	3,886,629
2.55%, 5/5/2027	3,379,000	3,242,691
3.95%, 3/14/2028 (a)	5,750,000	5,643,682
SOFR + 1.36%, 4.06%, 4/25/2028 (a) (b)	1,345,000	1,328,120

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 2.19%, 6.36%, 10/27/2028 (b)	$1,972,000	$2,048,592
Fifth Third Bank NA:
Series BKNT, 2.25%, 2/1/2027	3,738,000	3,597,339
SOFR + 0.81%, 4.97%, 1/28/2028 (b)	4,898,000	4,926,653
First-Citizens Bank & Trust Co. 6.13%, 3/9/2028	850,000	882,614
Goldman Sachs Bank USA SOFR + 0.75%, 5.41%, 5/21/2027 (b)	15,529,000	15,675,594
Goldman Sachs Group, Inc.:
SOFR + 0.80%, 1.43%, 3/9/2027 (b)	19,389,000	18,804,422
SOFR + 0.82%, 1.54%, 9/10/2027 (b)	22,681,000	21,690,974
SOFR + 0.91%, 1.95%, 10/21/2027 (b)	20,623,000	19,785,087
SOFR + 1.11%, 2.64%, 2/24/2028 (b)	13,648,000	13,161,858
3.50%, 11/16/2026	12,459,400	12,262,541
SOFR + 1.85%, 3.62%, 3/15/2028 (a) (b)	12,075,000	11,846,903
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (b)	4,529,000	4,440,684
3.75%, 5/22/2025 (a)	12,710,000	12,692,460
3.85%, 1/26/2027	8,625,000	8,540,647
SOFR + 1.51%, 4.39%, 6/15/2027 (a) (b)	3,630,000	3,623,212
SOFR + 1.73%, 4.48%, 8/23/2028 (b)	8,171,000	8,149,020
5.95%, 1/15/2027 (a)	3,845,000	3,943,663
HSBC Holdings PLC:
SOFR + 1.73%, 2.01%, 9/22/2028 (b)	11,073,000	10,354,694
SOFR + 1.10%, 2.25%, 11/22/2027 (b)	4,289,000	4,123,273
3.90%, 5/25/2026	6,267,000	6,229,022
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (b)	13,529,000	13,360,835
SOFR + 2.11%, 4.76%, 6/9/2028 (a) (b)	2,863,000	2,860,223
SOFR + 1.03%, 4.90%, 3/3/2029 (b)	31,009,000	31,072,879
SOFR + 1.04%, 5.13%, 11/19/2028 (b)	7,545,000	7,602,946
SOFR + 2.61%, 5.21%, 8/11/2028 (b)	9,947,000	10,045,177
SOFR + 1.06%, 5.60%, 5/17/2028 (b)	14,326,000	14,554,643
SOFR + 1.57%, 5.89%, 8/14/2027 (b)	6,733,000	6,838,035
SOFR + 3.35%, 7.39%, 11/3/2028 (b)	21,228,000	22,559,632
Security Description	Principal Amount	Value
HSBC USA, Inc. 5.29%, 3/4/2027 (a)	$12,045,000	$12,254,463
Huntington Bancshares, Inc. SOFR + 1.97%, 4.44%, 8/4/2028 (a) (b)	4,171,000	4,143,263
Huntington National Bank:
SOFR + 1.65%, 4.55%, 5/17/2028 (b)	4,368,000	4,359,526
SOFR + 0.72%, 4.87%, 4/12/2028 (b)	2,116,000	2,123,745
ING Groep NV:
SOFR + 1.01%, 1.73%, 4/1/2027 (a) (b)	10,823,000	10,510,432
3.95%, 3/29/2027	12,599,000	12,448,946
SOFR + 1.01%, 4.86%, 3/25/2029 (b)	13,950,000	14,001,615
JPMorgan Chase & Co.:
Series MTN, 1.05%, 6/23/2027	1,000	937
SOFR + 0.77%, 1.47%, 9/22/2027 (b)	17,973,000	17,189,197
SOFR + 0.89%, 1.58%, 4/22/2027 (b)	18,736,000	18,164,739
SOFR + 1.89%, 2.18%, 6/1/2028 (b)	3,528,000	3,355,375
2.95%, 10/1/2026	7,249,000	7,105,470
SOFR + 1.17%, 2.95%, 2/24/2028 (b)	10,609,000	10,300,384
3.20%, 6/15/2026 (a)	5,239,000	5,175,975
3.30%, 4/1/2026	10,731,000	10,627,875
3 mo. USD Term SOFR + 1.21%, 3.51%, 1/23/2029 (b)	1,779,000	1,728,316
3 mo. USD Term SOFR + 1.64%, 3.54%, 5/1/2028 (b)	16,637,000	16,303,428
3.63%, 12/1/2027	9,876,000	9,692,800
3 mo. USD Term SOFR + 1.60%, 3.78%, 2/1/2028 (b)	26,137,000	25,779,969
4.13%, 12/15/2026 (a)	19,108,500	19,040,856
4.25%, 10/1/2027	4,630,000	4,625,740
SOFR + 1.56%, 4.32%, 4/26/2028 (b)	29,198,000	29,054,930
SOFR + 0.86%, 4.51%, 10/22/2028 (b)	6,965,000	6,953,508
SOFR + 1.99%, 4.85%, 7/25/2028 (b)	14,470,000	14,553,492
SOFR + 0.80%, 4.92%, 1/24/2029 (a) (b)	11,264,000	11,367,516
SOFR + 0.93%, 4.98%, 7/22/2028 (b)	8,487,000	8,560,497
SOFR + 1.19%, 5.04%, 1/23/2028 (b)	11,932,000	12,033,899
SOFR + 0.93%, 5.57%, 4/22/2028 (b)	7,596,000	7,747,616

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.33%, 6.07%, 10/22/2027 (a) (b)	$9,313,000	$9,532,228
7.63%, 10/15/2026	2,515,000	2,639,291
8.00%, 4/29/2027	6,716,000	7,189,344
JPMorgan Chase Bank NA 5.11%, 12/8/2026	27,463,000	27,815,900
KeyBank NA:
3.40%, 5/20/2026	7,426,000	7,312,605
4.39%, 12/14/2027	767,000	761,432
5.85%, 11/15/2027 (a)	4,253,000	4,367,576
KeyCorp Series MTN, 2.25%, 4/6/2027	1,184,000	1,128,980
Lloyds Banking Group PLC:
1 yr. CMT + 0.85%, 1.63%, 5/11/2027 (a) (b)	4,727,000	4,571,104
3 mo. USD Term SOFR + 1.21%, 3.57%, 11/7/2028 (b)	10,183,000	9,891,766
3.75%, 1/11/2027	4,248,000	4,188,868
1 yr. CMT + 1.80%, 3.75%, 3/18/2028 (b)	2,139,000	2,100,690
4.38%, 3/22/2028	750,000	743,160
4.58%, 12/10/2025	8,953,000	8,927,573
4.65%, 3/24/2026 (a)	5,853,000	5,840,767
1 yr. CMT + 0.85%, 5.09%, 11/26/2028 (a) (b)	4,323,000	4,361,648
1 yr. CMT + 1.38%, 5.46%, 1/5/2028 (b)	6,582,000	6,663,683
1 yr. CMT + 1.70%, 5.87%, 3/6/2029 (b)	9,750,000	10,053,615
1 yr. CMT + 1.48%, 5.99%, 8/7/2027 (b)	5,664,000	5,756,550
M&T Bank Corp.:
SOFR + 1.78%, 4.55%, 8/16/2028 (a) (b)	2,629,000	2,610,176
Series MTN, SOFR + 0.93%, 4.83%, 1/16/2029 (a) (b)	1,754,000	1,753,158
Manufacturers & Traders Trust Co.:
3.40%, 8/17/2027	3,083,000	2,987,211
4.70%, 1/27/2028	1,721,000	1,723,255
Mitsubishi UFJ Financial Group, Inc.:
1 yr. CMT + 0.75%, 1.54%, 7/20/2027 (b)	24,286,000	23,368,475
1 yr. CMT + 0.67%, 1.64%, 10/13/2027 (a) (b)	7,526,000	7,199,898
1 yr. CMT + 0.83%, 2.34%, 1/19/2028 (b)	7,949,000	7,643,758
2.76%, 9/13/2026 (a)	3,805,000	3,715,392
3.29%, 7/25/2027 (a)	3,810,000	3,720,770
3.68%, 2/22/2027 (a)	3,839,000	3,789,976
3.96%, 3/2/2028	4,000,000	3,946,760
1 yr. CMT + 1.30%, 4.08%, 4/19/2028 (b)	3,813,000	3,775,251
Security Description	Principal Amount	Value
1 yr. CMT + 1.95%, 5.02%, 7/20/2028 (b)	$4,193,000	$4,231,576
1 yr. CMT + 1.90%, 5.35%, 9/13/2028 (a) (b)	4,258,000	4,335,155
1 yr. CMT + 1.38%, 5.42%, 2/22/2029 (b)	4,423,000	4,519,775
Mizuho Financial Group, Inc.:
1 yr. CMT + 0.67%, 1.23%, 5/22/2027 (b)	13,857,000	13,335,977
1 yr. CMT + 0.75%, 1.55%, 7/9/2027 (b)	4,189,000	4,032,206
2.84%, 9/13/2026 (a)	1,424,000	1,392,045
3.17%, 9/11/2027 (a)	3,893,000	3,777,689
3.66%, 2/28/2027 (a)	3,854,000	3,801,316
4.02%, 3/5/2028	3,750,000	3,701,062
1 yr. CMT + 2.05%, 5.41%, 9/13/2028 (b)	3,579,000	3,649,005
Morgan Stanley:
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (b)	51,288,000	49,291,358
SOFR + 0.88%, 1.59%, 5/4/2027 (b)	14,712,000	14,245,630
SOFR + 1.00%, 2.48%, 1/21/2028 (b)	9,718,000	9,371,650
Series MTN, 3.13%, 7/27/2026 (a)	13,900,000	13,660,086
3.59%, 7/22/2028 (b)	10,462,000	10,196,684
3.63%, 1/20/2027	750,000	741,697
Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (b)	13,070,000	12,780,369
3.95%, 4/23/2027 (a)	10,476,000	10,357,726
SOFR + 1.61%, 4.21%, 4/20/2028 (b)	10,591,000	10,512,838
Series GMTN, 4.35%, 9/8/2026 (a)	8,979,000	8,937,966
SOFR + 1.73%, 5.12%, 2/1/2029 (a) (b)	600,000	608,112
Series MTN, SOFR + 1.01%, 5.65%, 4/13/2028 (b)	5,135,000	5,238,727
Series MTN, 6.25%, 8/9/2026	3,793,000	3,881,642
SOFR + 2.24%, 6.30%, 10/18/2028 (b)	10,566,000	10,988,957
Morgan Stanley Bank NA:
SOFR + 0.68%, 4.45%, 10/15/2027 (b)	30,592,000	30,554,984
4.75%, 4/21/2026	437,000	438,438
SOFR + 1.08%, 4.95%, 1/14/2028 (b)	17,361,000	17,472,978
SOFR + 0.93%, 4.97%, 7/14/2028 (b)	4,930,000	4,972,004
SOFR + 0.91%, 5.02%, 1/12/2029 (a) (b)	7,352,000	7,438,239
SOFR + 0.87%, 5.50%, 5/26/2028 (b)	11,977,000	12,197,377

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.88%, 10/30/2026	$12,427,000	$12,701,761
National Australia Bank Ltd.:
2.50%, 7/12/2026 (a)	6,612,000	6,472,884
3.91%, 6/9/2027 (a)	3,527,000	3,497,550
4.50%, 10/26/2027	8,460,000	8,498,324
4.94%, 1/12/2028	5,300,000	5,386,602
5.09%, 6/11/2027 (a)	4,070,000	4,136,626
National Bank of Canada:
SOFR + 0.80%, 4.95%, 2/1/2028 (a) (b)	3,236,000	3,257,261
SOFR + 1.04%, 5.60%, 7/2/2027 (a) (b)	6,624,000	6,704,614
NatWest Group PLC:
1 yr. CMT + 0.90%, 1.64%, 6/14/2027 (b)	13,560,000	13,082,281
1 yr. CMT + 2.55%, 3.07%, 5/22/2028 (a) (b)	4,800,000	4,641,840
4.80%, 4/5/2026 (a)	8,239,000	8,265,200
3 mo. USD Term SOFR + 1.75%, 4.89%, 5/18/2029 (b)	3,879,000	3,882,763
1 yr. CMT + 1.10%, 5.58%, 3/1/2028 (a) (b)	12,319,000	12,524,604
Northern Trust Corp.:
3 mo. USD Term SOFR + 1.13%, 3.38%, 5/8/2032 (b)	1,356,000	1,310,669
4.00%, 5/10/2027	3,625,000	3,604,845
PNC Bank NA:
3.10%, 10/25/2027	4,191,000	4,060,073
3.25%, 1/22/2028	4,014,000	3,888,964
PNC Financial Services Group, Inc.:
1.15%, 8/13/2026	1,411,000	1,350,835
2.60%, 7/23/2026	4,205,000	4,109,168
3.15%, 5/19/2027 (a)	4,601,000	4,478,613
SOFR + 0.80%, 5.10%, 7/23/2027 (a) (b)	4,570,000	4,595,272
SOFR + 1.34%, 5.30%, 1/21/2028 (a) (b)	3,484,000	3,530,233
SOFR + 1.62%, 5.35%, 12/2/2028 (b)	4,507,000	4,594,120
SOFR + 1.73%, 6.62%, 10/20/2027 (a) (b)	14,158,000	14,588,403
Royal Bank of Canada:
Series GMTN, 1.15%, 7/14/2026 (a)	3,667,000	3,525,234
1.20%, 4/27/2026 (a)	8,733,000	8,446,208
Series GMTN, 1.40%, 11/2/2026 (a)	3,417,000	3,267,028
2.05%, 1/21/2027 (a)	3,537,000	3,401,993
3.63%, 5/4/2027 (a)	4,386,000	4,322,710
Series GMTN, 4.24%, 8/3/2027 (a)	4,605,000	4,589,942
Series GMTN, SOFR + 0.72%, 4.51%, 10/18/2027 (b)	9,782,000	9,777,696
Security Description	Principal Amount	Value
Series GMTN, SOFR + 0.86%, 4.52%, 10/18/2028 (a) (b)	$3,814,000	$3,804,274
Series GMTN, SOFR + 0.81%, 4.72%, 3/27/2028 (a) (b)	10,705,000	10,736,259
Series GMTN, 4.88%, 1/19/2027	4,128,000	4,165,730
Series GMTN, 4.90%, 1/12/2028 (a)	7,594,000	7,680,116
Series GMTN, SOFR + 0.83%, 4.97%, 1/24/2029 (b)	5,963,000	6,008,080
Series GMTN, SOFR + 0.79%, 5.07%, 7/23/2027 (b)	9,245,000	9,304,168
Series GMTN, 5.20%, 7/20/2026	3,893,000	3,932,592
Series MTN, 6.00%, 11/1/2027	6,748,000	7,006,516
Santander Holdings USA, Inc.:
3.24%, 10/5/2026	3,866,000	3,777,159
4.40%, 7/13/2027 (a)	3,062,000	3,037,320
SOFR + 1.61%, 5.47%, 3/20/2029 (a) (b)	13,756,000	13,831,245
SOFR + 1.23%, 6.12%, 5/31/2027 (a) (b)	4,044,000	4,094,712
SOFR + 2.36%, 6.50%, 3/9/2029 (a) (b)	7,890,000	8,170,332
Santander U.K. Group Holdings PLC:
SOFR + 0.99%, 1.67%, 6/14/2027 (b)	6,570,000	6,327,961
SOFR + 1.22%, 2.47%, 1/11/2028 (b)	5,838,000	5,607,808
3 mo. USD Term SOFR + 1.40%, 3.82%, 11/3/2028 (b)	1,989,000	1,934,840
SOFR + 2.60%, 6.53%, 1/10/2029 (b)	6,395,000	6,647,666
Standard Chartered Bank Series DMTN, 4.85%, 12/3/2027 (a)	2,629,000	2,652,477
Sumitomo Mitsui Financial Group, Inc.:
1.40%, 9/17/2026	17,528,000	16,783,060
2.17%, 1/14/2027	3,264,000	3,139,903
2.63%, 7/14/2026 (a)	12,264,000	11,986,220
3.01%, 10/19/2026	6,127,000	5,995,637
3.35%, 10/18/2027	3,752,000	3,651,146
3.36%, 7/12/2027 (a)	6,972,000	6,822,241
3.45%, 1/11/2027 (a)	4,177,000	4,113,718
3.54%, 1/17/2028	9,102,000	8,882,824
5.52%, 1/13/2028	5,754,000	5,905,215
5.88%, 7/13/2026	4,088,000	4,157,660
Synchrony Bank 5.63%, 8/23/2027	3,685,000	3,739,649

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Toronto-Dominion Bank:
Series MTN, 1.15%, 6/12/2025	$4,049,000	$4,021,710
Series MTN, 1.20%, 6/3/2026	6,003,000	5,783,530
Series MTN, 1.25%, 9/10/2026 (a)	7,827,000	7,485,273
1.95%, 1/12/2027 (a)	819,000	783,734
Series MTN, 2.80%, 3/10/2027	13,407,000	12,996,746
5 yr. USD Swap + 2.21%, 3.63%, 9/15/2031 (b)	4,751,000	4,653,034
4.11%, 6/8/2027	10,492,000	10,415,618
4.57%, 12/17/2026 (a)	6,955,000	6,964,459
Series MTN, 4.69%, 9/15/2027	4,784,000	4,812,608
4.86%, 1/31/2028 (a)	3,869,000	3,908,464
Series GMTN, 4.98%, 4/5/2027 (a)	5,602,000	5,657,964
5.16%, 1/10/2028	5,307,000	5,394,194
5.26%, 12/11/2026 (a)	4,069,000	4,124,135
Series MTN, 5.53%, 7/17/2026	7,895,000	8,000,872
Truist Bank:
3.30%, 5/15/2026	11,456,000	11,290,575
3.80%, 10/30/2026	3,718,000	3,667,547
Truist Financial Corp.:
Series MTN, 1.13%, 8/3/2027 (a)	3,488,000	3,234,388
Series MTN, SOFR + 1.44%, 4.87%, 1/26/2029 (b)	12,116,000	12,180,215
Series MTN, SOFR + 2.05%, 6.05%, 6/8/2027 (b)	6,487,000	6,596,436
U.S. Bancorp:
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (a) (b)	4,229,000	4,055,019
Series V, 2.38%, 7/22/2026	4,616,000	4,506,508
Series MTN, 3.10%, 4/27/2026 (a)	5,778,000	5,692,023
Series X, 3.15%, 4/27/2027	4,114,000	4,015,881
Series MTN, SOFR + 1.66%, 4.55%, 7/22/2028 (b)	7,151,000	7,149,784
SOFR + 1.23%, 4.65%, 2/1/2029 (a) (b)	3,779,000	3,780,474
SOFR + 1.88%, 6.79%, 10/26/2027 (b)	13,737,000	14,184,551
U.S. Bank NA SOFR + 0.69%, 4.51%, 10/22/2027 (b)	13,037,000	13,024,093
UBS AG:
1.25%, 6/1/2026	4,059,000	3,915,190
1.25%, 8/7/2026	6,358,000	6,095,860
5.00%, 7/9/2027	11,813,000	11,941,880
7.50%, 2/15/2028	1,407,000	1,515,029
UBS Group AG 4.55%, 4/17/2026 (a)	15,407,000	15,417,785
Security Description	Principal Amount	Value
Wachovia Corp. 7.57%, 8/1/2026 (a) (c)	$442,000	$458,447
Wells Fargo & Co.:
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (b)	6,947,000	6,627,994
3.00%, 4/22/2026 (a)	17,011,000	16,769,954
3.00%, 10/23/2026	15,832,000	15,480,530
Series MTN, 3 mo. USD Term SOFR + 1.43%, 3.20%, 6/17/2027 (a) (b)	19,110,000	18,797,934
Series MTN, SOFR + 1.51%, 3.53%, 3/24/2028 (b)	11,775,000	11,535,379
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (b)	16,433,000	16,085,113
Series MTN, 4.10%, 6/3/2026 (a)	16,390,000	16,284,121
Series GMTN, 4.30%, 7/22/2027	16,076,000	15,995,459
Series MTN, SOFR + 1.98%, 4.81%, 7/25/2028 (b)	9,291,000	9,320,731
Series W, SOFR + 0.78%, 4.90%, 1/24/2028 (a) (b)	12,134,000	12,203,649
Series MTN, SOFR + 1.07%, 5.71%, 4/22/2028 (b)	19,508,000	19,930,153
Wells Fargo Bank NA:
5.25%, 12/11/2026	18,369,000	18,625,615
5.45%, 8/7/2026	25,015,000	25,359,957
Westpac Banking Corp.:
1.15%, 6/3/2026	12,678,000	12,230,467
2.70%, 8/19/2026	3,884,000	3,803,252
2.85%, 5/13/2026	7,990,000	7,868,951
3.35%, 3/8/2027	5,483,000	5,395,327
3.40%, 1/25/2028 (a)	5,720,000	5,589,527
4.04%, 8/26/2027 (a)	3,807,000	3,794,361
Series GMTN, 5 yr. USD ICE Swap + 2.24%, 4.32%, 11/23/2031 (a) (b)	2,904,000	2,879,374
Series GMTN, 4.60%, 10/20/2026	6,272,000	6,305,179
5.20%, 4/16/2026	5,750,000	5,801,520
5.46%, 11/18/2027	3,778,000	3,886,089
		2,886,479,125
BEVERAGES — 1.1%
Coca-Cola Co.:
1.00%, 3/15/2028	2,750,000	2,515,865
1.45%, 6/1/2027 (a)	2,194,000	2,075,283
1.50%, 3/5/2028	2,000,000	1,859,340
2.90%, 5/25/2027 (a)	5,315,000	5,189,034
3.38%, 3/25/2027	3,726,000	3,675,513
Constellation Brands, Inc.:
3.50%, 5/9/2027	3,941,000	3,855,638
3.60%, 2/15/2028	6,435,000	6,254,048
3.70%, 12/6/2026 (a)	3,703,000	3,649,862
4.35%, 5/9/2027	4,550,000	4,530,753

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Diageo Capital PLC:
5.30%, 10/24/2027	$3,903,000	$3,987,422
5.38%, 10/5/2026	5,379,000	5,454,144
Keurig Dr. Pepper, Inc.:
2.55%, 9/15/2026	2,116,000	2,060,942
3.43%, 6/15/2027	3,486,000	3,407,600
5.10%, 3/15/2027	3,893,000	3,935,589
Molson Coors Beverage Co. 3.00%, 7/15/2026	7,857,100	7,711,508
Pepsico Singapore Financing I Pte. Ltd. 4.65%, 2/16/2027 (a)	4,241,000	4,279,254
PepsiCo, Inc.:
2.38%, 10/6/2026 (a)	3,691,000	3,595,477
2.63%, 3/19/2027 (a)	2,351,000	2,287,147
3.00%, 10/15/2027	5,283,000	5,135,657
3.60%, 2/18/2028	4,499,000	4,434,529
4.40%, 2/7/2027 (a)	2,379,000	2,392,394
4.45%, 2/7/2028	6,339,000	6,379,189
5.13%, 11/10/2026	3,928,000	3,982,246
		92,648,434
BIOTECHNOLOGY — 0.9%
Amgen, Inc.:
2.20%, 2/21/2027 (a)	11,931,000	11,460,203
2.60%, 8/19/2026	10,074,000	9,832,828
3.20%, 11/2/2027 (a)	4,353,000	4,226,676
5.15%, 3/2/2028	12,000,000	12,215,040
Bio-Rad Laboratories, Inc. 3.30%, 3/15/2027	9,532,000	9,297,322
Gilead Sciences, Inc.:
1.20%, 10/1/2027 (a)	3,854,000	3,570,924
2.95%, 3/1/2027	3,129,000	3,048,147
Illumina, Inc.:
4.65%, 9/9/2026	6,092,000	6,089,259
5.75%, 12/13/2027	7,427,000	7,595,444
Royalty Pharma PLC 1.75%, 9/2/2027	9,225,000	8,610,061
		75,945,904
BUILDING MATERIALS — 0.1%
Lennox International, Inc. 1.70%, 8/1/2027	5,489,000	5,129,525
CHEMICALS — 0.7%
Air Products & Chemicals, Inc. 1.85%, 5/15/2027	3,853,000	3,669,751
Albemarle Corp. 4.65%, 6/1/2027	3,419,000	3,391,785
Ecolab, Inc.:
1.65%, 2/1/2027 (a)	3,750,000	3,579,863
2.70%, 11/1/2026	3,049,000	2,978,019
3.25%, 12/1/2027 (a)	3,864,000	3,767,014
5.25%, 1/15/2028	2,879,000	2,959,698
EIDP, Inc. 4.50%, 5/15/2026	3,865,000	3,869,252
Security Description	Principal Amount	Value
FMC Corp.:
3.20%, 10/1/2026	$2,233,000	$2,180,413
5.15%, 5/18/2026	3,621,000	3,631,066
LYB International Finance II BV 3.50%, 3/2/2027 (a)	2,338,000	2,291,263
Mosaic Co. 4.05%, 11/15/2027 (a)	3,006,000	2,966,441
Nutrien Ltd.:
4.00%, 12/15/2026	3,808,000	3,774,832
4.50%, 3/12/2027 (a)	3,389,000	3,392,287
4.90%, 3/27/2028	500,000	504,465
5.20%, 6/21/2027	2,505,000	2,534,359
RPM International, Inc. 3.75%, 3/15/2027	2,100,000	2,065,413
Sherwin-Williams Co.:
3.45%, 6/1/2027	4,043,000	3,956,318
4.55%, 3/1/2028 (a)	3,429,000	3,433,389
Westlake Corp. 3.60%, 8/15/2026	3,866,000	3,811,760
		58,757,388
COMMERCIAL SERVICES — 0.7%
Cintas Corp. No. 2 3.70%, 4/1/2027	3,449,000	3,405,025
Equifax, Inc. 5.10%, 12/15/2027	6,086,500	6,166,416
Global Payments, Inc.:
2.15%, 1/15/2027	7,419,000	7,108,812
4.95%, 8/15/2027	3,698,000	3,728,065
GXO Logistics, Inc. 1.65%, 7/15/2026	3,939,000	3,783,567
Leland Stanford Junior University 1.29%, 6/1/2027 (a)	2,242,000	2,107,278
Moody's Corp. 3.25%, 1/15/2028 (a)	1,563,000	1,517,235
PayPal Holdings, Inc.:
2.65%, 10/1/2026 (a)	9,276,000	9,062,838
3.90%, 6/1/2027 (a)	2,823,000	2,800,303
4.45%, 3/6/2028 (a)	2,629,000	2,637,728
Quanta Services, Inc. 4.75%, 8/9/2027	3,647,000	3,652,507
S&P Global, Inc.:
2.45%, 3/1/2027	7,915,000	7,665,361
2.95%, 1/22/2027 (a)	3,772,000	3,682,566
TR Finance LLC 3.35%, 5/15/2026	3,794,000	3,724,266
		61,041,967
COMPUTERS — 2.3%
Apple, Inc.:
0.55%, 8/20/2025	200	197
1.20%, 2/8/2028	19,688,000	18,155,683
2.05%, 9/11/2026 (a)	8,442,000	8,200,137
2.45%, 8/4/2026 (a)	27,006,000	26,402,686
2.90%, 9/12/2027 (a)	8,419,000	8,185,204
3.00%, 6/20/2027	1,929,000	1,885,212

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 11/13/2027	$5,735,000	$5,582,965
3.20%, 5/11/2027	8,666,000	8,515,298
3.35%, 2/9/2027	9,894,000	9,765,675
CGI, Inc. 1.45%, 9/14/2026	3,670,000	3,510,428
Dell International LLC/EMC Corp.:
4.90%, 10/1/2026	10,428,000	10,467,001
5.25%, 2/1/2028	2,323,000	2,365,674
6.02%, 6/15/2026	11,172,000	11,315,895
6.10%, 7/15/2027	2,159,000	2,226,728
DXC Technology Co. 1.80%, 9/15/2026 (a)	6,000,000	5,745,180
Genpact Luxembourg SARL/Genpact USA, Inc. 1.75%, 4/10/2026	3,214,000	3,112,759
HP, Inc.:
1.45%, 6/17/2026	3,829,000	3,687,480
3.00%, 6/17/2027	6,026,000	5,822,864
4.75%, 1/15/2028	2,948,000	2,965,717
International Business Machines Corp.:
1.70%, 5/15/2027 (a)	6,420,000	6,077,236
2.20%, 2/9/2027	7,424,000	7,144,783
3.30%, 5/15/2026	9,375,000	9,272,719
3.30%, 1/27/2027 (a)	3,716,000	3,649,075
4.15%, 7/27/2027	9,130,000	9,082,341
4.50%, 2/6/2028 (a)	1,031,000	1,036,258
6.22%, 8/1/2027	1,779,000	1,850,605
6.50%, 1/15/2028	2,392,000	2,522,460
Kyndryl Holdings, Inc. 2.05%, 10/15/2026	8,859,000	8,514,828
NetApp, Inc. 2.38%, 6/22/2027 (a)	3,098,000	2,954,563
		190,017,651
CONSTRUCTION MATERIALS — 0.3%
Carrier Global Corp. 2.49%, 2/15/2027	1,396,000	1,348,313
Martin Marietta Materials, Inc.:
3.45%, 6/1/2027	2,107,000	2,059,698
3.50%, 12/15/2027	5,110,000	4,973,869
Masco Corp.:
1.50%, 2/15/2028	6,900,000	6,330,474
3.50%, 11/15/2027	167,000	162,660
Owens Corning:
3.40%, 8/15/2026	3,380,000	3,324,433
5.50%, 6/15/2027	3,739,000	3,810,639
Vulcan Materials Co. 3.90%, 4/1/2027	3,866,000	3,820,149
		25,830,235
DIVERSIFIED FINANCIAL SERVICES — 4.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
2.45%, 10/29/2026	14,407,000	13,923,645
Security Description	Principal Amount	Value
3.65%, 7/21/2027	$5,615,000	$5,481,925
3.88%, 1/23/2028	2,169,000	2,118,354
4.63%, 10/15/2027	4,293,000	4,276,300
6.10%, 1/15/2027	4,881,000	4,991,018
6.45%, 4/15/2027	933,000	963,117
6.50%, 7/15/2025	10,375,000	10,417,330
Air Lease Corp.:
1.88%, 8/15/2026	3,854,000	3,710,940
2.20%, 1/15/2027 (a)	3,095,000	2,966,279
3.63%, 4/1/2027 (a)	3,514,000	3,456,370
3.63%, 12/1/2027	3,179,000	3,099,366
Series GMTN, 3.75%, 6/1/2026	3,787,000	3,745,873
5.30%, 2/1/2028	3,744,000	3,807,910
Series MTN, 5.30%, 6/25/2026	3,731,000	3,758,199
5.85%, 12/15/2027 (a)	3,705,000	3,815,483
Aircastle Ltd. 4.25%, 6/15/2026	3,724,000	3,692,644
Ally Financial, Inc.:
4.75%, 6/9/2027 (a)	3,902,000	3,896,849
7.10%, 11/15/2027	4,466,000	4,701,314
American Express Co.:
1.65%, 11/4/2026	6,486,000	6,212,421
2.55%, 3/4/2027	7,256,000	7,014,738
3.13%, 5/20/2026	3,597,000	3,547,829
3.30%, 5/3/2027	8,339,000	8,165,215
SOFR + 0.93%, 5.04%, 7/26/2028 (b)	4,206,000	4,256,388
SOFR + 1.00%, 5.10%, 2/16/2028 (b)	6,294,000	6,369,339
SOFR + 0.97%, 5.39%, 7/28/2027 (b)	7,118,000	7,193,664
SOFR + 0.75%, 5.65%, 4/23/2027 (b)	15,589,000	15,764,376
5.85%, 11/5/2027 (a)	8,186,000	8,472,592
American Express Credit Corp. Series MTN, 3.30%, 5/3/2027	1,498,000	1,467,261
Ameriprise Financial, Inc. 2.88%, 9/15/2026	2,043,000	2,002,773
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	2,009,000	1,863,629
BlackRock Funding, Inc. 4.60%, 7/26/2027 (a)	3,977,000	4,008,538
Blackrock, Inc. 3.20%, 3/15/2027	2,428,000	2,387,574
Brookfield Finance, Inc.:
3.90%, 1/25/2028	11,866,000	11,656,684
4.25%, 6/2/2026 (a)	2,696,000	2,685,189
Capital One Financial Corp.:
SOFR + 0.86%, 1.88%, 11/2/2027 (b)	5,710,000	5,463,100
3.65%, 5/11/2027	6,096,000	5,967,679
3.75%, 7/28/2026 (a)	7,494,000	7,389,234

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 3/9/2027 (a)	$4,431,000	$4,360,148
3.80%, 1/31/2028	9,331,000	9,132,343
SOFR + 2.06%, 4.93%, 5/10/2028 (b)	3,266,000	3,278,084
SOFR + 2.08%, 5.47%, 2/1/2029 (b)	5,436,000	5,524,118
SOFR + 2.44%, 7.15%, 10/29/2027 (b)	11,468,000	11,888,302
Cboe Global Markets, Inc. 3.65%, 1/12/2027	3,840,000	3,799,142
Charles Schwab Corp.:
1.15%, 5/13/2026	6,864,000	6,624,103
2.00%, 3/20/2028	2,850,000	2,661,131
2.45%, 3/3/2027 (a)	10,721,000	10,343,514
3.20%, 3/2/2027	4,454,000	4,363,183
3.20%, 1/25/2028	1,935,000	1,873,699
3.30%, 4/1/2027	4,854,000	4,755,658
5.88%, 8/24/2026	150,000	152,796
Discover Financial Services 4.10%, 2/9/2027	3,800,000	3,761,202
Eaton Vance Corp. 3.50%, 4/6/2027	3,841,000	3,768,444
Intercontinental Exchange, Inc.:
3.10%, 9/15/2027	3,677,000	3,571,286
4.00%, 9/15/2027	7,305,000	7,242,396
Jefferies Financial Group, Inc.:
4.85%, 1/15/2027	3,448,000	3,450,793
6.45%, 6/8/2027	1,467,000	1,519,915
Lazard Group LLC 3.63%, 3/1/2027	2,037,000	1,998,216
LPL Holdings, Inc. 5.70%, 5/20/2027	5,003,000	5,086,350
Mastercard, Inc.:
2.95%, 11/21/2026 (a)	3,796,000	3,723,914
3.30%, 3/26/2027	3,873,000	3,810,374
3.50%, 2/26/2028	1,000,000	982,070
4.10%, 1/15/2028	3,521,000	3,513,535
4.55%, 3/15/2028	3,576,000	3,602,355
4.88%, 3/9/2028	1,000,000	1,018,190
Nasdaq, Inc. 3.85%, 6/30/2026 (a)	455,000	451,446
Nomura Holdings, Inc.:
1.65%, 7/14/2026	4,184,000	4,025,928
2.33%, 1/22/2027 (a)	3,915,000	3,755,190
5.39%, 7/6/2027	3,753,000	3,804,641
5.59%, 7/2/2027	3,828,000	3,899,813
5.84%, 1/18/2028	2,379,000	2,442,638
ORIX Corp.:
3.70%, 7/18/2027 (a)	2,179,000	2,138,471
5.00%, 9/13/2027 (a)	2,427,000	2,453,333
Radian Group, Inc. 4.88%, 3/15/2027	3,349,000	3,346,086
Synchrony Financial:
3.70%, 8/4/2026	3,567,000	3,504,470
3.95%, 12/1/2027	6,029,000	5,876,044
Security Description	Principal Amount	Value
Visa, Inc.:
0.75%, 8/15/2027 (a)	$2,608,000	$2,410,887
1.90%, 4/15/2027 (a)	7,246,000	6,933,770
2.75%, 9/15/2027	3,582,000	3,467,197
Voya Financial, Inc.:
3.65%, 6/15/2026	2,824,000	2,791,072
3 mo. USD Term SOFR + 2.08%, 4.70%, 1/23/2048 (b)	1,779,000	1,683,824
		363,501,210
ELECTRIC — 5.0%
AEP Transmission Co. LLC 3.10%, 12/1/2026 (a)	5,607,000	5,488,468
Alabama Power Co. 3.75%, 9/1/2027 (a)	3,725,000	3,678,773
Algonquin Power & Utilities Corp. 5.37%, 6/15/2026 (c)	3,649,000	3,669,179
Ameren Corp.:
1.75%, 3/15/2028	1,711,000	1,575,882
1.95%, 3/15/2027	2,510,000	2,392,331
5.70%, 12/1/2026	3,807,000	3,873,013
American Electric Power Co., Inc.:
3.20%, 11/13/2027 (a)	15,000	14,534
5 yr. CMT + 2.68%, 3.88%, 2/15/2062 (b)	433,000	409,852
5.75%, 11/1/2027	3,004,000	3,091,206
Appalachian Power Co. Series X, 3.30%, 6/1/2027	1,222,000	1,190,485
Arizona Public Service Co. 2.95%, 9/15/2027	1,979,000	1,904,174
Baltimore Gas & Electric Co. 2.40%, 8/15/2026 (a)	1,915,000	1,865,785
Black Hills Corp. 3.15%, 1/15/2027	2,106,000	2,048,675
CenterPoint Energy Houston Electric LLC:
Series Z, 2.40%, 9/1/2026	3,694,000	3,596,478
Series AA, 3.00%, 2/1/2027	1,880,000	1,835,632
CenterPoint Energy, Inc.:
1.45%, 6/1/2026	3,482,000	3,359,468
5.25%, 8/10/2026 (a)	3,842,000	3,875,272
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	898,000	887,422
CMS Energy Corp.:
3.00%, 5/15/2026	1,514,000	1,486,370
3.45%, 8/15/2027	2,538,000	2,477,875
Commonwealth Edison Co.:
2.55%, 6/15/2026 (a)	3,504,000	3,436,338
Series 122, 2.95%, 8/15/2027	1,412,000	1,368,793
Connecticut Light & Power Co. Series A, 3.20%, 3/15/2027 (a)	3,367,000	3,297,168

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Consolidated Edison Co. of New York, Inc. Series B, 3.13%, 11/15/2027	$74,000	$71,693
Consumers Energy Co. 4.65%, 3/1/2028	1,679,000	1,691,979
Dominion Energy, Inc.:
Series A, 1.45%, 4/15/2026	3,845,000	3,722,498
Series D, 2.85%, 8/15/2026	3,340,000	3,262,178
Series B, 3.60%, 3/15/2027 (a)	1,120,000	1,100,434
DTE Electric Co. 4.85%, 12/1/2026 (a)	3,641,000	3,677,847
DTE Energy Co.:
Series F, 1.05%, 6/1/2025	400	398
2.85%, 10/1/2026	2,179,000	2,124,525
4.95%, 7/1/2027	7,578,000	7,637,260
Duke Energy Carolinas LLC 2.95%, 12/1/2026	3,748,000	3,673,040
Duke Energy Corp.:
2.65%, 9/1/2026	6,717,000	6,542,156
3.15%, 8/15/2027	3,798,000	3,683,262
5 yr. CMT + 2.32%, 3.25%, 1/15/2082 (b)	1,402,000	1,323,222
4.30%, 3/15/2028	6,750,000	6,711,457
4.85%, 1/5/2027 (a)	3,818,000	3,842,168
5.00%, 12/8/2027	2,875,000	2,908,523
Duke Energy Florida LLC 3.20%, 1/15/2027	3,640,000	3,575,608
Duke Energy Progress LLC 4.35%, 3/6/2027 (a)	1,489,000	1,494,360
Edison International:
4.13%, 3/15/2028 (a)	3,983,000	3,825,433
5.75%, 6/15/2027 (a)	4,611,000	4,652,960
Emera U.S. Finance LP 3.55%, 6/15/2026	3,583,000	3,529,255
Enel Americas SA 4.00%, 10/25/2026 (a)	2,891,000	2,860,037
Entergy Arkansas LLC 3.50%, 4/1/2026	3,750,000	3,717,750
Entergy Corp. 2.95%, 9/1/2026	3,615,000	3,533,554
Entergy Louisiana LLC:
2.40%, 10/1/2026 (a)	1,865,000	1,813,731
3.12%, 9/1/2027	1,556,000	1,509,227
Evergy Kansas Central, Inc.:
2.55%, 7/1/2026	1,685,000	1,647,138
3.10%, 4/1/2027	808,000	787,881
4.70%, 3/13/2028	1,250,000	1,254,288
Eversource Energy:
Series U, 1.40%, 8/15/2026	3,790,000	3,626,424
2.90%, 3/1/2027 (a)	3,857,000	3,736,044
Series M, 3.30%, 1/15/2028	2,329,000	2,249,488
4.60%, 7/1/2027	1,993,000	1,994,236
4.75%, 5/15/2026	3,647,000	3,648,094
5.00%, 1/1/2027	3,674,000	3,701,812
Security Description	Principal Amount	Value
5.45%, 3/1/2028	$5,850,000	$5,979,343
Exelon Corp.:
2.75%, 3/15/2027	4,509,000	4,363,495
3.40%, 4/15/2026	3,692,000	3,646,699
5.15%, 3/15/2028	1,879,000	1,909,233
FirstEnergy Corp. Series B, 3.90%, 7/15/2027	7,533,000	7,407,802
Florida Power & Light Co.:
2.85%, 4/1/2025	503	503
Series A, 3.30%, 5/30/2027	1,781,000	1,742,619
4.45%, 5/15/2026 (a)	3,593,000	3,602,701
Fortis, Inc. 3.06%, 10/4/2026	4,693,000	4,586,328
Georgia Power Co.:
3.25%, 4/1/2026	1,404,000	1,387,264
3.25%, 3/30/2027 (a)	7,800,000	7,634,328
5.00%, 2/23/2027 (a)	3,864,000	3,912,493
ITC Holdings Corp.:
3.25%, 6/30/2026	3,770,000	3,701,914
3.35%, 11/15/2027	3,329,000	3,225,668
MidAmerican Energy Co. 3.10%, 5/1/2027	3,273,000	3,196,608
Mississippi Power Co. 3.95%, 3/30/2028	1,579,000	1,558,236
National Rural Utilities Cooperative Finance Corp.:
Series MTN, 1.00%, 6/15/2026 (a)	3,552,000	3,411,128
3.05%, 4/25/2027	3,955,000	3,855,848
3.40%, 2/7/2028	3,037,000	2,957,613
4.12%, 9/16/2027	2,280,000	2,267,346
4.75%, 2/7/2028	3,805,000	3,841,528
4.80%, 3/15/2028	1,259,000	1,273,604
Series GMTN, 4.80%, 2/5/2027 (a)	3,796,000	3,830,392
Series MTN, 5.10%, 5/6/2027	3,981,000	4,036,814
Series MTN, 5.60%, 11/13/2026	3,755,000	3,824,956
NextEra Energy Capital Holdings, Inc.:
1.88%, 1/15/2027 (a)	3,943,000	3,769,311
3.55%, 5/1/2027	10,705,000	10,502,890
5 yr. CMT + 2.55%, 3.80%, 3/15/2082 (b)	351,000	330,540
4.63%, 7/15/2027	4,181,000	4,196,344
3 mo. USD Term SOFR + 2.41%, 4.80%, 12/1/2077 (a) (b)	2,904,000	2,770,648
4.85%, 2/4/2028 (a)	6,457,000	6,533,451
4.90%, 2/28/2028	6,641,000	6,703,425
NSTAR Electric Co. 3.20%, 5/15/2027	4,106,000	4,008,482
Oncor Electric Delivery Co. LLC 4.50%, 3/20/2027 (d)	2,960,000	2,971,396

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Pacific Gas & Electric Co.:
2.10%, 8/1/2027	$3,713,000	$3,481,532
3.30%, 3/15/2027	1,363,000	1,323,991
3.30%, 12/1/2027	6,630,000	6,358,501
5.45%, 6/15/2027	6,356,000	6,420,641
PPL Capital Funding, Inc. 3.10%, 5/15/2026	1,873,000	1,841,590
Public Service Electric & Gas Co.:
Series MTN, 2.25%, 9/15/2026 (a)	3,718,000	3,618,023
Series MTN, 3.00%, 5/15/2027	963,000	938,299
Public Service Enterprise Group, Inc. 5.85%, 11/15/2027	3,879,000	4,005,533
San Diego Gas & Electric Co. 2.50%, 5/15/2026	3,647,000	3,570,340
Sempra:
3.25%, 6/15/2027	3,189,000	3,089,918
3.40%, 2/1/2028	3,687,000	3,562,232
5 yr. CMT + 2.87%, 4.13%, 4/1/2052 (a) (b)	685,000	644,763
5.40%, 8/1/2026	5,545,000	5,588,085
Sierra Pacific Power Co. 2.60%, 5/1/2026 (a)	2,278,000	2,233,989
Southern California Edison Co.:
Series B, 3.65%, 3/1/2028	500,000	483,930
4.40%, 9/6/2026 (a)	3,784,000	3,766,480
Series D, 4.70%, 6/1/2027	3,815,000	3,808,209
4.88%, 2/1/2027	6,311,000	6,337,254
4.90%, 6/1/2026	1,727,000	1,728,796
5.30%, 3/1/2028	5,220,000	5,281,335
5.85%, 11/1/2027	6,178,000	6,328,249
Southern Co.:
Series 21-B, 1.75%, 3/15/2028	2,213,000	2,043,130
3.25%, 7/1/2026	7,092,000	6,981,648
Series 21-A, 5 yr. CMT + 2.92%, 3.75%, 9/15/2051 (b)	180,000	175,129
5.11%, 8/1/2027	3,743,000	3,785,071
Southwestern Electric Power Co. Series K, 2.75%, 10/1/2026	3,567,000	3,471,012
Union Electric Co. 2.95%, 6/15/2027 (a)	2,542,000	2,468,714
Virginia Electric & Power Co.:
Series B, 2.95%, 11/15/2026	1,939,000	1,896,264
Series A, 3.50%, 3/15/2027 (a)	3,913,000	3,851,331
Series B, 3.75%, 5/15/2027	3,715,000	3,665,813
WEC Energy Group, Inc.:
1.38%, 10/15/2027	3,864,000	3,573,504
4.75%, 1/15/2028 (a)	1,899,000	1,909,426
5.15%, 10/1/2027	1,580,000	1,601,504
Security Description	Principal Amount	Value
5.60%, 9/12/2026	$3,675,000	$3,729,170
Wisconsin Power & Light Co. 3.05%, 10/15/2027	2,179,000	2,105,829
Xcel Energy, Inc.:
1.75%, 3/15/2027	1,430,000	1,354,224
3.35%, 12/1/2026	3,800,000	3,723,848
4.75%, 3/21/2028	1,560,000	1,566,068
		413,207,458
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
0.88%, 10/15/2026	3,813,000	3,624,905
1.80%, 10/15/2027	2,843,000	2,673,102
		6,298,007
ELECTRONICS — 0.9%
Allegion U.S. Holding Co., Inc. 3.55%, 10/1/2027	2,380,000	2,314,693
Amphenol Corp. 5.05%, 4/5/2027 (a)	5,659,000	5,741,848
Arrow Electronics, Inc. 3.88%, 1/12/2028 (a)	3,274,000	3,189,858
Flex Ltd. 6.00%, 1/15/2028	2,607,000	2,678,301
Fortive Corp. 3.15%, 6/15/2026	3,237,000	3,177,083
Honeywell International, Inc.:
1.10%, 3/1/2027	5,570,000	5,247,943
2.50%, 11/1/2026	8,136,000	7,909,331
4.65%, 7/30/2027	5,856,000	5,896,641
4.95%, 2/15/2028 (a)	1,945,000	1,981,741
Hubbell, Inc.:
3.15%, 8/15/2027	3,310,000	3,205,967
3.50%, 2/15/2028 (a)	3,895,000	3,782,629
Jabil, Inc.:
1.70%, 4/15/2026	4,739,000	4,601,853
3.95%, 1/12/2028	1,435,000	1,404,578
4.25%, 5/15/2027	3,945,000	3,917,740
Keysight Technologies, Inc. 4.60%, 4/6/2027	4,473,000	4,466,469
TD SYNNEX Corp. 1.75%, 8/9/2026	3,978,000	3,812,754
Tyco Electronics Group SA 3.13%, 8/15/2027	10,373,000	10,082,349
Vontier Corp. 1.80%, 4/1/2026	2,833,000	2,746,763
		76,158,541
ENTERTAINMENT — 0.3%
Warnermedia Holdings, Inc. 3.76%, 3/15/2027	24,734,000	24,125,049
ENVIRONMENTAL CONTROL — 0.3%
Republic Services, Inc.:
2.90%, 7/1/2026	1,774,000	1,744,889
3.38%, 11/15/2027	1,886,000	1,839,812
Veralto Corp. 5.50%, 9/18/2026	3,789,000	3,835,984

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Waste Management, Inc.:
3.15%, 11/15/2027	$6,713,000	$6,529,332
4.50%, 3/15/2028 (a)	4,847,000	4,871,574
4.95%, 7/3/2027	3,337,000	3,386,888
		22,208,479
FOOD — 1.4%
Campbell's Co.:
4.15%, 3/15/2028 (a)	1,768,000	1,749,100
5.20%, 3/19/2027	3,565,000	3,611,987
Conagra Brands, Inc.:
1.38%, 11/1/2027	9,161,000	8,425,830
5.30%, 10/1/2026	4,325,000	4,367,904
Flowers Foods, Inc. 3.50%, 10/1/2026	4,186,000	4,110,024
General Mills, Inc.:
3.20%, 2/10/2027	3,839,000	3,753,237
4.70%, 1/30/2027	3,813,000	3,826,117
Hershey Co.:
2.30%, 8/15/2026 (a)	3,870,000	3,772,979
4.55%, 2/24/2028 (a)	1,275,000	1,286,195
Hormel Foods Corp. 4.80%, 3/30/2027	9,233,000	9,324,037
Ingredion, Inc. 3.20%, 10/1/2026	3,888,000	3,812,028
J.M. Smucker Co. 3.38%, 12/15/2027 (a)	3,479,000	3,390,285
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL:
2.50%, 1/15/2027	4,617,000	4,440,446
5.13%, 2/1/2028	577,000	583,012
Kellanova:
3.25%, 4/1/2026	4,070,000	4,022,015
3.40%, 11/15/2027	2,999,000	2,922,406
Kraft Heinz Foods Co.:
3.00%, 6/1/2026 (a)	9,300,000	9,134,460
3.88%, 5/15/2027 (a)	9,223,000	9,105,038
Kroger Co.:
2.65%, 10/15/2026	3,816,000	3,709,763
3.70%, 8/1/2027	3,087,000	3,034,120
McCormick & Co., Inc. 3.40%, 8/15/2027 (a)	3,620,000	3,538,441
Mondelez International, Inc. 2.63%, 3/17/2027 (a)	10,615,000	10,252,285
Sysco Corp.:
3.25%, 7/15/2027	3,659,000	3,561,268
3.30%, 7/15/2026	3,973,000	3,912,491
Tyson Foods, Inc. 3.55%, 6/2/2027	5,175,000	5,071,759
		114,717,227
FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA 3.88%, 11/2/2027	1,000,000	972,070
Security Description	Principal Amount	Value
Suzano International Finance BV 5.50%, 1/17/2027	$4,601,000	$4,648,528
		5,620,598
GAS — 0.4%
Atmos Energy Corp. 3.00%, 6/15/2027	2,583,000	2,510,211
CenterPoint Energy Resources Corp. 5.25%, 3/1/2028	2,800,000	2,855,944
National Fuel Gas Co.:
3.95%, 9/15/2027	3,215,000	3,155,362
5.50%, 10/1/2026	3,826,000	3,866,709
NiSource, Inc.:
3.49%, 5/15/2027	3,870,000	3,791,091
5.25%, 3/30/2028	7,539,000	7,669,123
Southern California Gas Co.:
Series TT, 2.60%, 6/15/2026	3,953,000	3,867,418
2.95%, 4/15/2027 (a)	3,654,000	3,548,692
Southern Co. Gas Capital Corp. 3.25%, 6/15/2026 (a)	3,871,000	3,815,412
Southwest Gas Corp.:
5.45%, 3/23/2028	409,000	417,098
5.80%, 12/1/2027	1,004,000	1,031,680
		36,528,740
HAND & MACHINE TOOLS — 0.0% (e)
Snap-on, Inc. 3.25%, 3/1/2027	3,760,000	3,681,416
HEALTH CARE PRODUCTS — 1.0%
Abbott Laboratories 3.75%, 11/30/2026	11,053,000	10,991,435
Agilent Technologies, Inc.:
3.05%, 9/22/2026	2,925,000	2,862,990
4.20%, 9/9/2027	3,950,000	3,926,419
Baxter International, Inc.:
1.92%, 2/1/2027	11,212,000	10,694,903
2.60%, 8/15/2026	3,873,000	3,770,094
Boston Scientific Corp. 4.00%, 3/1/2028	1,098,000	1,084,374
GE HealthCare Technologies, Inc. 5.65%, 11/15/2027	7,197,000	7,387,864
Medtronic Global Holdings SCA 4.25%, 3/30/2028	1,750,000	1,748,635
Smith & Nephew PLC 5.15%, 3/20/2027	4,970,000	5,015,227
Solventum Corp. 5.45%, 2/25/2027	5,731,000	5,815,131
Stryker Corp.:
3.65%, 3/7/2028	2,000,000	1,955,700
4.55%, 2/10/2027 (a)	3,974,000	3,980,676
4.70%, 2/10/2028	2,839,000	2,856,545

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Thermo Fisher Scientific, Inc.:
4.80%, 11/21/2027	$3,833,000	$3,881,756
5.00%, 12/5/2026	10,156,000	10,261,521
Zimmer Biomet Holdings, Inc. 4.70%, 2/19/2027	4,224,000	4,237,770
		80,471,040
HEALTH CARE SERVICES — 1.7%
Centene Corp. 4.25%, 12/15/2027	4,029,000	3,933,996
Cigna Group:
3.05%, 10/15/2027	3,829,000	3,703,754
3.40%, 3/1/2027	4,233,000	4,151,557
CommonSpirit Health 6.07%, 11/1/2027	3,546,000	3,663,124
Elevance Health, Inc.:
3.65%, 12/1/2027	7,264,000	7,122,933
4.10%, 3/1/2028	6,750,000	6,677,573
4.50%, 10/30/2026	2,814,000	2,815,238
HCA, Inc.:
3.13%, 3/15/2027	4,780,000	4,644,917
4.50%, 2/15/2027	12,084,000	12,043,881
5.00%, 3/1/2028 (a)	2,255,000	2,273,220
5.25%, 6/15/2026	20,567,000	20,627,261
5.38%, 9/1/2026	2,255,000	2,267,200
Humana, Inc.:
1.35%, 2/3/2027	3,838,000	3,615,204
3.95%, 3/15/2027	2,783,000	2,746,209
5.75%, 3/1/2028	1,115,000	1,145,841
Icon Investments Six DAC 5.81%, 5/8/2027	1,958,000	1,999,118
Kaiser Foundation Hospitals 3.15%, 5/1/2027	2,848,000	2,781,670
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	5,442,000	5,257,407
3.60%, 9/1/2027	2,455,000	2,403,838
Providence St. Joseph Health Obligated Group Series H, 2.75%, 10/1/2026 (a)	1,162,000	1,132,532
Quest Diagnostics, Inc.:
3.45%, 6/1/2026	2,834,000	2,801,267
4.60%, 12/15/2027	2,382,000	2,395,292
SSM Health Care Corp. Series A, 3.82%, 6/1/2027	1,974,000	1,943,857
UnitedHealth Group, Inc.:
1.15%, 5/15/2026	3,579,000	3,456,992
2.95%, 10/15/2027	4,137,000	4,003,706
3.38%, 4/15/2027	1,831,000	1,799,690
3.45%, 1/15/2027 (a)	1,729,000	1,707,267
3.70%, 5/15/2027	5,758,000	5,688,616
4.60%, 4/15/2027	3,990,000	4,016,254
4.75%, 7/15/2026 (a)	3,814,000	3,839,134
5.25%, 2/15/2028	5,808,000	5,953,432
Security Description	Principal Amount	Value
Universal Health Services, Inc. 1.65%, 9/1/2026	$3,679,000	$3,521,318
		136,133,298
HOME BUILDERS — 0.4%
DR Horton, Inc.:
1.30%, 10/15/2026	5,503,000	5,243,313
1.40%, 10/15/2027	2,894,000	2,679,728
Lennar Corp.:
4.75%, 11/29/2027	2,379,000	2,383,092
5.00%, 6/15/2027	3,737,000	3,757,292
5.25%, 6/1/2026	3,761,000	3,773,825
Meritage Homes Corp. 5.13%, 6/6/2027 (a)	3,861,000	3,888,645
PulteGroup, Inc. 5.00%, 1/15/2027	3,309,000	3,328,656
Toll Brothers Finance Corp.:
4.35%, 2/15/2028	4,006,000	3,951,078
4.88%, 3/15/2027	3,535,000	3,537,156
		32,542,785
HOME FURNISHINGS — 0.0% (e)
Leggett & Platt, Inc. 3.50%, 11/15/2027	1,433,000	1,374,663
HOUSEHOLD PRODUCTS — 0.8%
Colgate-Palmolive Co. 3.10%, 8/15/2027 (a)	2,029,000	1,985,701
Conopco, Inc. Series E, 7.25%, 12/15/2026	3,755,000	3,933,250
Estee Lauder Cos., Inc. 3.15%, 3/15/2027	2,441,000	2,384,686
Haleon U.S. Capital LLC 3.38%, 3/24/2027	8,576,000	8,406,367
Procter & Gamble Co.:
1.00%, 4/23/2026	3,844,000	3,717,994
1.90%, 2/1/2027 (a)	3,876,000	3,736,503
2.45%, 11/3/2026	3,879,000	3,781,404
2.80%, 3/25/2027	2,950,000	2,880,822
2.85%, 8/11/2027	16,384,000	15,935,242
3.95%, 1/26/2028	2,964,000	2,962,340
Unilever Capital Corp.:
2.00%, 7/28/2026	3,445,000	3,351,193
2.90%, 5/5/2027	3,651,000	3,559,141
3.50%, 3/22/2028	1,364,000	1,337,798
4.25%, 8/12/2027	3,483,000	3,487,597
		61,460,038
HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc. 3.15%, 8/1/2027	2,023,000	1,973,072
Clorox Co. 3.10%, 10/1/2027 (a)	1,707,000	1,655,210
Kimberly-Clark Corp. 1.05%, 9/15/2027	2,552,000	2,365,934
		5,994,216

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
INSURANCE — 1.2%
Aflac, Inc. 2.88%, 10/15/2026	$1,150,000	$1,122,366
Allstate Corp. 3.28%, 12/15/2026	3,570,000	3,498,457
American National Group, Inc. 5.00%, 6/15/2027	3,856,000	3,855,306
Aon Corp. 8.21%, 1/1/2027 (a)	2,341,000	2,473,032
Aon Corp./Aon Global Holdings PLC 2.85%, 5/28/2027	3,830,000	3,711,347
Aon North America, Inc. 5.13%, 3/1/2027	3,578,000	3,617,680
Arch Capital Finance LLC 4.01%, 12/15/2026 (a)	3,443,000	3,401,305
Arthur J Gallagher & Co. 4.60%, 12/15/2027	1,689,000	1,692,344
Assurant, Inc. 4.90%, 3/27/2028	1,000,000	1,005,280
Athene Holding Ltd. 4.13%, 1/12/2028	3,379,000	3,331,491
AXIS Specialty Finance PLC 4.00%, 12/6/2027	2,379,000	2,339,842
Berkshire Hathaway Finance Corp. 2.30%, 3/15/2027	2,268,000	2,193,133
Brighthouse Financial, Inc. 3.70%, 6/22/2027 (a)	4,302,000	4,211,873
Chubb INA Holdings LLC 3.35%, 5/3/2026	5,388,000	5,330,241
CNA Financial Corp. 3.45%, 8/15/2027	2,324,000	2,265,923
Corebridge Financial, Inc.:
3.65%, 4/5/2027 (a)	4,197,000	4,123,427
5 yr. CMT + 3.85%, 6.88%, 12/15/2052 (a) (b)	6,508,000	6,643,952
F&G Annuities & Life, Inc. 7.40%, 1/13/2028 (a)	4,474,000	4,666,964
Jackson Financial, Inc. 5.17%, 6/8/2027	2,518,000	2,537,943
Lincoln National Corp.:
3.63%, 12/12/2026 (a)	1,517,000	1,494,245
3.80%, 3/1/2028	3,036,000	2,964,381
Loews Corp. 3.75%, 4/1/2026	3,523,000	3,505,491
Manulife Financial Corp.:
2.48%, 5/19/2027	3,289,000	3,163,755
5 yr. USD ICE Swap + 1.65%, 4.06%, 2/24/2032 (a) (b)	934,000	917,309
Markel Group, Inc. 3.50%, 11/1/2027	1,879,000	1,832,532
Marsh & McLennan Cos., Inc. 4.55%, 11/8/2027	3,938,000	3,957,178
Mercury General Corp. 4.40%, 3/15/2027 (a)	3,104,000	3,053,250
Security Description	Principal Amount	Value
Munich Re America Corp. Series B, 7.45%, 12/15/2026	$86,000	$90,674
Old Republic International Corp. 3.88%, 8/26/2026 (a)	1,918,000	1,896,423
Principal Financial Group, Inc. 3.10%, 11/15/2026	2,229,000	2,177,532
Progressive Corp.:
2.45%, 1/15/2027	1,802,000	1,744,750
2.50%, 3/15/2027	1,075,000	1,039,375
Prudential Financial, Inc.:
Series MTN, 3.88%, 3/27/2028	2,125,000	2,094,209
3 mo. USD Term SOFR + 2.38%, 4.50%, 9/15/2047 (a) (b)	1,829,000	1,780,769
Reinsurance Group of America, Inc. 3.95%, 9/15/2026	2,432,000	2,413,006
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	1,100,000	1,073,248
Willis North America, Inc. 4.65%, 6/15/2027	3,336,000	3,336,967
		100,557,000
INTERNET — 1.7%
Alibaba Group Holding Ltd. 3.40%, 12/6/2027	6,859,000	6,681,901
Alphabet, Inc.:
0.80%, 8/15/2027 (a)	3,898,000	3,619,176
2.00%, 8/15/2026 (a)	10,335,000	10,043,243
Amazon.com, Inc.:
1.00%, 5/12/2026 (a)	12,415,000	12,003,939
1.20%, 6/3/2027	3,569,000	3,355,360
3.15%, 8/22/2027	25,047,000	24,490,456
3.30%, 4/13/2027 (a)	13,798,000	13,567,711
4.55%, 12/1/2027	12,353,000	12,483,201
5.20%, 12/3/2025	300	301
Baidu, Inc.:
1.63%, 2/23/2027 (a)	1,914,000	1,818,664
1.72%, 4/9/2026 (a)	3,033,000	2,949,805
3.63%, 7/6/2027 (a)	2,512,000	2,469,924
4.38%, 3/29/2028	586,000	584,031
Booking Holdings, Inc.:
3.55%, 3/15/2028	2,000,000	1,960,000
3.60%, 6/1/2026	3,878,000	3,843,369
eBay, Inc.:
1.40%, 5/10/2026 (a)	3,592,000	3,472,746
3.60%, 6/5/2027	3,573,000	3,508,007
5.95%, 11/22/2027 (a)	1,024,000	1,061,335
Expedia Group, Inc.:
3.80%, 2/15/2028	9,248,000	9,022,071
4.63%, 8/1/2027	3,246,000	3,243,695
JD.com, Inc. 3.88%, 4/29/2026	752,000	746,420

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Meta Platforms, Inc. 3.50%, 8/15/2027	$12,002,000	$11,829,171
Netflix, Inc. 4.38%, 11/15/2026 (a)	3,818,000	3,826,132
VeriSign, Inc. 4.75%, 7/15/2027 (a)	2,479,000	2,474,216
		139,054,874
INVESTMENT COMPANY SECURITY — 2.2%
ARES Capital Corp.:
2.15%, 7/15/2026 (a)	3,831,000	3,695,344
2.88%, 6/15/2027 (a)	4,085,000	3,903,789
7.00%, 1/15/2027	10,920,000	11,254,370
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	902,000	865,144
Barings BDC, Inc. 3.30%, 11/23/2026	3,150,000	3,045,199
Blackstone Private Credit Fund:
2.63%, 12/15/2026	20,082,000	19,222,290
3.25%, 3/15/2027	7,049,000	6,790,936
4.95%, 9/26/2027 (d)	2,527,000	2,501,957
Blackstone Secured Lending Fund:
2.13%, 2/15/2027 (a)	2,106,000	1,992,866
2.75%, 9/16/2026 (a)	3,746,000	3,617,812
5.88%, 11/15/2027	4,556,000	4,631,311
Blue Owl Capital Corp.:
2.63%, 1/15/2027	4,190,000	3,988,000
3.13%, 4/13/2027	5,621,000	5,356,701
3.40%, 7/15/2026	11,689,000	11,415,010
8.45%, 11/15/2026	2,722,000	2,854,670
Blue Owl Credit Income Corp.:
3.13%, 9/23/2026	4,264,000	4,122,819
4.70%, 2/8/2027	6,983,000	6,895,643
7.75%, 9/16/2027	4,496,000	4,700,928
Blue Owl Technology Finance Corp.:
2.50%, 1/15/2027	4,177,000	3,956,997
6.10%, 3/15/2028 (d)	4,350,000	4,336,384
FS KKR Capital Corp.:
2.63%, 1/15/2027	8,834,000	8,433,996
3.25%, 7/15/2027	3,170,000	3,034,166
Goldman Sachs BDC, Inc. 6.38%, 3/11/2027 (a)	10,114,000	10,363,816
Golub Capital BDC, Inc.:
2.05%, 2/15/2027	5,477,000	5,161,689
2.50%, 8/24/2026 (a)	7,122,000	6,852,432
HPS Corporate Lending Fund 5.45%, 1/14/2028 (d)	3,721,000	3,706,265
Main Street Capital Corp.:
3.00%, 7/14/2026	8,188,000	7,938,675
6.50%, 6/4/2027	7,390,000	7,540,904
Morgan Stanley Direct Lending Fund 4.50%, 2/11/2027	3,120,000	3,086,710
Security Description	Principal Amount	Value
New Mountain Finance Corp. 6.20%, 10/15/2027 (a)	$3,735,000	$3,766,225
Oaktree Specialty Lending Corp. 2.70%, 1/15/2027	6,567,000	6,237,337
Sixth Street Specialty Lending, Inc. 2.50%, 8/1/2026	3,692,000	3,575,370
		178,845,755
IRON/STEEL — 0.1%
ArcelorMittal SA 6.55%, 11/29/2027	5,628,000	5,860,437
Nucor Corp. 4.30%, 5/23/2027	3,871,000	3,863,606
Steel Dynamics, Inc. 1.65%, 10/15/2027	1,502,000	1,396,334
		11,120,377
IT SERVICES — 0.6%
Accenture Capital, Inc. 3.90%, 10/4/2027	5,226,000	5,190,724
Dell International LLC/EMC Corp. 4.75%, 4/1/2028 (f)	4,420,000	4,438,078
Hewlett Packard Enterprise Co. 4.40%, 9/25/2027 (a)	22,680,000	22,613,321
IBM International Capital Pte. Ltd. 4.60%, 2/5/2027	13,964,000	14,027,397
International Business Machines Corp. 4.65%, 2/10/2028	5,851,000	5,887,978
		52,157,498
LODGING — 0.4%
Hyatt Hotels Corp.:
5.05%, 3/30/2028 (a)	2,100,000	2,110,122
5.75%, 1/30/2027	5,729,000	5,829,257
Las Vegas Sands Corp.:
3.50%, 8/18/2026	750,000	735,667
5.90%, 6/1/2027	14,383,000	14,613,703
Marriott International, Inc.:
Series R, 3.13%, 6/15/2026	3,945,000	3,877,896
5.00%, 10/15/2027	3,756,000	3,803,589
5.45%, 9/15/2026 (a)	3,141,000	3,176,776
Sands China Ltd. 2.30%, 3/8/2027 (a)	1,942,000	1,837,967
		35,984,977
MACHINERY, CONSTRUCTION & MINING — 0.7%
Caterpillar Financial Services Corp.:
Series MTN, 1.10%, 9/14/2027	3,792,000	3,522,161
Series MTN, 1.15%, 9/14/2026	6,704,000	6,415,393

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 1.70%, 1/8/2027 (a)	$2,684,000	$2,569,876
2.40%, 8/9/2026	2,368,000	2,308,326
Series MTN, 3.60%, 8/12/2027	3,163,000	3,116,947
Series DMTN, 4.35%, 5/15/2026	4,681,000	4,689,332
4.40%, 10/15/2027	4,880,000	4,895,763
4.40%, 3/3/2028	10,544,000	10,567,830
4.45%, 10/16/2026 (a)	3,773,000	3,787,790
4.50%, 1/7/2027	1,879,000	1,887,756
4.50%, 1/8/2027	3,608,000	3,628,602
4.60%, 11/15/2027	3,540,000	3,565,240
5.00%, 5/14/2027 (a)	4,876,000	4,950,164
		55,905,180
MACHINERY-DIVERSIFIED — 1.4%
AGCO Corp. 5.45%, 3/21/2027	6,995,000	7,084,396
CNH Industrial Capital LLC:
1.45%, 7/15/2026	1,825,000	1,755,723
4.50%, 10/8/2027	3,744,000	3,725,430
4.75%, 3/21/2028 (a)	2,500,000	2,504,525
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	3,565,000	3,504,965
Ingersoll Rand, Inc. 5.20%, 6/15/2027 (a)	7,996,000	8,106,425
John Deere Capital Corp.:
Series MTN, 1.05%, 6/17/2026 (a)	3,824,000	3,683,430
Series MTN, 1.30%, 10/13/2026 (a)	3,063,000	2,933,251
Series MTN, 1.50%, 3/6/2028	2,250,000	2,083,140
Series MTN, 1.70%, 1/11/2027 (a)	3,738,000	3,578,350
Series MTN, 1.75%, 3/9/2027 (a)	2,690,000	2,569,676
Series MTN, 2.25%, 9/14/2026	3,736,000	3,631,429
Series MTN, 2.35%, 3/8/2027 (a)	3,970,000	3,831,884
Series MTN, 2.65%, 6/10/2026	3,402,000	3,342,567
Series MTN, 2.80%, 9/8/2027	1,645,000	1,591,603
Series MTN, 3.05%, 1/6/2028	2,635,000	2,561,404
Series MTN, 4.15%, 9/15/2027	4,283,000	4,275,291
4.20%, 7/15/2027	3,890,000	3,890,973
4.50%, 1/8/2027 (a)	3,879,000	3,902,080
4.50%, 1/8/2027	2,879,000	2,894,345
4.65%, 1/7/2028 (a)	3,775,000	3,823,735
Series MTN, 4.75%, 6/8/2026	3,825,000	3,847,568
Security Description	Principal Amount	Value
Series MTN, 4.75%, 1/20/2028 (a)	$8,904,000	$9,029,992
Series MTN, 4.85%, 3/5/2027	3,142,000	3,182,123
Series MTN, 4.90%, 6/11/2027	3,654,000	3,704,096
Series MTN, 5.15%, 9/8/2026	3,461,000	3,507,689
Otis Worldwide Corp.:
2.06%, 4/5/2025	400	400
2.29%, 4/5/2027	3,747,000	3,589,813
Westinghouse Air Brake Technologies Corp. 3.45%, 11/15/2026	3,958,000	3,890,833
Xylem, Inc.:
1.95%, 1/30/2028	1,383,000	1,290,754
3.25%, 11/1/2026 (a)	3,470,000	3,406,395
		110,724,285
MEDIA — 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.75%, 2/15/2028	3,112,000	3,014,532
4.20%, 3/15/2028	66,000	64,731
6.15%, 11/10/2026	3,897,000	3,973,381
Comcast Corp.:
2.35%, 1/15/2027	7,688,000	7,428,146
3.15%, 2/15/2028	6,370,000	6,161,064
3.30%, 2/1/2027 (a)	15,604,600	15,332,612
3.30%, 4/1/2027	8,153,000	7,995,892
5.35%, 11/15/2027 (a)	3,217,000	3,300,063
Discovery Communications LLC 3.95%, 3/20/2028	13,650,000	13,110,825
FactSet Research Systems, Inc. 2.90%, 3/1/2027	4,702,000	4,556,379
Paramount Global 2.90%, 1/15/2027	3,247,000	3,140,758
TCI Communications, Inc. 7.13%, 2/15/2028	5,017,000	5,384,395
TWDC Enterprises 18 Corp.:
Series MTN, 1.85%, 7/30/2026	3,647,000	3,534,089
Series MTN, 2.95%, 6/15/2027 (a)	3,306,000	3,215,912
Walt Disney Co.:
2.20%, 1/13/2028	3,849,000	3,648,852
3.38%, 11/15/2026	3,818,000	3,769,244
3.70%, 3/23/2027 (a)	3,878,000	3,846,278
		91,477,153
MINING — 0.2%
BHP Billiton Finance USA Ltd.:
4.75%, 2/28/2028	3,257,000	3,289,635

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 9/8/2026 (a)	$4,186,000	$4,237,237
Freeport-McMoRan, Inc.:
4.13%, 3/1/2028	3,000,000	2,947,380
5.00%, 9/1/2027	2,079,000	2,080,767
Kinross Gold Corp. 4.50%, 7/15/2027	3,683,000	3,666,868
Rio Tinto Finance USA PLC:
4.38%, 3/12/2027 (a)	1,305,000	1,308,289
4.50%, 3/14/2028 (a)	1,539,000	1,547,711
		19,077,887
MISCELLANEOUS MANUFACTURER — 0.5%
3M Co.:
Series MTN, 2.25%, 9/19/2026 (a)	7,651,000	7,418,180
2.88%, 10/15/2027	5,931,000	5,712,087
Carlisle Cos., Inc. 3.75%, 12/1/2027	5,861,000	5,728,893
Eaton Corp. 3.10%, 9/15/2027	3,852,000	3,745,608
Illinois Tool Works, Inc. 2.65%, 11/15/2026	3,171,000	3,098,923
Parker-Hannifin Corp.:
3.25%, 3/1/2027	3,901,000	3,830,275
4.25%, 9/15/2027	7,083,000	7,066,921
Teledyne Technologies, Inc. 1.60%, 4/1/2026	3,056,000	2,967,193
Textron, Inc. 3.65%, 3/15/2027	3,447,000	3,381,093
		42,949,173
OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp. 2.67%, 12/1/2026	9,785,000	9,452,897
OIL & GAS — 2.1%
BP Capital Markets America, Inc.:
3.02%, 1/16/2027 (a)	3,772,000	3,685,885
3.12%, 5/4/2026	4,863,000	4,796,377
3.54%, 4/6/2027	3,859,000	3,798,530
3.59%, 4/14/2027	2,620,000	2,582,272
5.02%, 11/17/2027	5,112,000	5,194,712
BP Capital Markets PLC 3.28%, 9/19/2027 (a)	11,397,000	11,121,990
Canadian Natural Resources Ltd. 3.85%, 6/1/2027	4,220,000	4,152,354
Cenovus Energy, Inc. 4.25%, 4/15/2027	3,841,000	3,809,542
Chevron Corp.:
2.00%, 5/11/2027	8,238,000	7,879,482
2.95%, 5/16/2026	11,143,000	10,987,110
Chevron USA, Inc.:
1.02%, 8/12/2027	4,812,000	4,478,480
3.85%, 1/15/2028	3,888,000	3,865,916
4.41%, 2/26/2027 (a)	2,932,000	2,951,029
4.48%, 2/26/2028 (a)	8,362,000	8,421,370
Security Description	Principal Amount	Value
Continental Resources, Inc. 4.38%, 1/15/2028	$7,778,000	$7,621,973
Coterra Energy, Inc. 3.90%, 5/15/2027	4,740,000	4,665,156
Devon Energy Corp. 5.25%, 10/15/2027	1,779,000	1,784,248
Diamondback Energy, Inc.:
3.25%, 12/1/2026	2,423,000	2,376,260
5.20%, 4/18/2027	3,869,000	3,916,860
Eni USA, Inc. 7.30%, 11/15/2027	3,799,000	4,045,631
EQT Corp. 3.90%, 10/1/2027 (a)	7,723,000	7,580,588
Exxon Mobil Corp.:
2.28%, 8/16/2026 (a)	427,000	416,419
3.29%, 3/19/2027	1,679,000	1,657,173
Helmerich & Payne, Inc. 4.65%, 12/1/2027 (a) (d)	764,000	762,044
Hess Corp. 4.30%, 4/1/2027	3,038,000	3,021,656
HF Sinclair Corp. 5.00%, 2/1/2028 (a)	3,629,000	3,613,831
Marathon Petroleum Corp. 5.13%, 12/15/2026	3,685,000	3,713,448
Occidental Petroleum Corp.:
5.00%, 8/1/2027	4,732,000	4,750,076
8.50%, 7/15/2027	2,929,000	3,107,991
Patterson-UTI Energy, Inc. 3.95%, 2/1/2028	3,813,000	3,708,676
Phillips 66 Co.:
3.55%, 10/1/2026	2,939,000	2,898,736
3.75%, 3/1/2028	1,979,000	1,935,640
3.90%, 3/15/2028	3,015,000	2,961,363
4.95%, 12/1/2027 (a)	4,775,000	4,835,547
Shell International Finance BV:
2.50%, 9/12/2026	8,889,000	8,684,286
2.88%, 5/10/2026	8,248,000	8,126,672
Valero Energy Corp.:
2.15%, 9/15/2027	3,702,000	3,495,873
3.40%, 9/15/2026	2,656,000	2,613,610
		170,018,806
OIL & GAS SERVICES — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.:
2.06%, 12/15/2026 (a)	3,936,000	3,790,840
3.34%, 12/15/2027	4,897,000	4,785,104
		8,575,944
PACKAGING & CONTAINERS — 0.3%
Amcor Finance USA, Inc. 3.63%, 4/28/2026	3,818,000	3,778,484
Amcor Flexibles North America, Inc. 4.80%, 3/17/2028 (d)	1,434,000	1,442,231

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Berry Global, Inc. 1.65%, 1/15/2027	$4,731,000	$4,488,867
Packaging Corp. of America 3.40%, 12/15/2027	3,724,000	3,617,717
Sonoco Products Co.:
2.25%, 2/1/2027	3,320,000	3,179,199
4.45%, 9/1/2026	3,801,000	3,790,205
WRKCo, Inc.:
3.38%, 9/15/2027	3,740,000	3,628,847
4.00%, 3/15/2028	4,250,000	4,168,868
		28,094,418
PHARMACEUTICALS — 3.9%
AbbVie, Inc.:
2.95%, 11/21/2026	33,058,000	32,364,113
4.65%, 3/15/2028 (a)	7,022,000	7,078,527
4.80%, 3/15/2027 (a)	16,889,000	17,061,606
Astrazeneca Finance LLC:
1.20%, 5/28/2026	4,071,000	3,933,197
4.80%, 2/26/2027	5,695,000	5,755,310
AstraZeneca PLC:
0.70%, 4/8/2026	5,195,000	5,015,253
3.13%, 6/12/2027	6,832,000	6,680,739
Becton Dickinson & Co.:
3.70%, 6/6/2027 (a)	5,933,000	5,828,638
4.69%, 2/13/2028	8,917,000	8,949,993
Bristol-Myers Squibb Co.:
1.13%, 11/13/2027 (a)	9,029,000	8,351,193
3.20%, 6/15/2026 (a)	9,219,000	9,110,031
3.25%, 2/27/2027	12,365,000	12,171,364
3.45%, 11/15/2027 (a)	3,589,000	3,518,799
3.90%, 2/20/2028 (a)	917,000	908,509
4.90%, 2/22/2027	1,545,000	1,564,390
Cardinal Health, Inc.:
3.41%, 6/15/2027	4,245,000	4,152,289
4.70%, 11/15/2026	6,178,000	6,201,415
Cencora, Inc.:
3.45%, 12/15/2027	5,862,000	5,705,953
4.63%, 12/15/2027	2,982,000	2,991,393
CVS Health Corp.:
1.30%, 8/21/2027	19,642,000	18,142,137
3.00%, 8/15/2026 (a)	7,594,000	7,423,287
3.63%, 4/1/2027	3,570,000	3,501,313
4.30%, 3/25/2028	1,562,000	1,542,600
6.25%, 6/1/2027	3,397,000	3,508,388
Eli Lilly & Co.:
3.10%, 5/15/2027 (a)	3,306,000	3,233,962
4.15%, 8/14/2027 (a)	3,419,000	3,420,607
4.50%, 2/9/2027	4,940,000	4,970,727
4.55%, 2/12/2028	3,720,000	3,754,968
5.50%, 3/15/2027	1,241,000	1,272,447
GlaxoSmithKline Capital PLC 4.32%, 3/12/2027 (a)	2,720,000	2,728,786
Johnson & Johnson:
0.95%, 9/1/2027	6,507,000	6,049,167
2.90%, 1/15/2028	4,847,000	4,695,774
Security Description	Principal Amount	Value
2.95%, 3/3/2027	$8,158,000	$7,998,674
4.50%, 3/1/2027	3,156,000	3,182,321
4.55%, 3/1/2028 (a)	3,581,000	3,620,033
McKesson Corp.:
1.30%, 8/15/2026	4,945,000	4,747,249
3.95%, 2/16/2028	929,000	916,923
Mead Johnson Nutrition Co. 4.13%, 11/15/2025	400	399
Merck & Co., Inc. 1.70%, 6/10/2027	8,341,000	7,917,861
Novartis Capital Corp.:
2.00%, 2/14/2027	10,037,900	9,667,803
3.10%, 5/17/2027 (a)	3,677,000	3,600,923
Pfizer Investment Enterprises Pte. Ltd. 4.45%, 5/19/2026	22,141,000	22,174,654
Pfizer, Inc.:
2.75%, 6/3/2026	888,000	873,250
3.00%, 12/15/2026 (a)	9,497,000	9,304,971
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026 (a)	7,918,000	7,771,596
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	13,453,000	13,275,286
Viatris, Inc. 2.30%, 6/22/2027	7,457,000	7,019,349
Zoetis, Inc. 3.00%, 9/12/2027	3,309,000	3,198,413
		316,856,580
PIPELINES — 2.3%
Boardwalk Pipelines LP 4.45%, 7/15/2027	1,790,000	1,778,490
Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/2027	4,180,000	4,212,980
DCP Midstream Operating LP 5.63%, 7/15/2027	3,473,000	3,529,888
Enbridge, Inc.:
1.60%, 10/4/2026	3,768,000	3,605,448
3.70%, 7/15/2027	3,477,000	3,413,510
4.25%, 12/1/2026	3,794,000	3,774,006
5.25%, 4/5/2027 (a)	3,786,000	3,834,688
5.90%, 11/15/2026	3,894,000	3,971,841
Energy Transfer LP:
3.90%, 7/15/2026	3,233,000	3,205,261
4.00%, 10/1/2027	3,840,000	3,782,938
4.20%, 4/15/2027	3,856,000	3,823,070
4.40%, 3/15/2027	3,181,000	3,170,280
5.50%, 6/1/2027	4,745,000	4,818,073
5.55%, 2/15/2028	3,839,000	3,929,677
6.05%, 12/1/2026	7,524,000	7,687,497
Enterprise Products Operating LLC:
3.95%, 2/15/2027	3,859,000	3,836,348
4.60%, 1/11/2027 (a)	11,013,000	11,071,039

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series E, 3 mo. USD Term SOFR + 3.29%, 5.25%, 8/16/2077 (b)	$3,729,000	$3,667,360
3 mo. USD Term SOFR + 2.83%, 5.38%, 2/15/2078 (a) (b)	2,829,000	2,769,846
Kinder Morgan, Inc.:
1.75%, 11/15/2026	1,296,000	1,239,870
4.30%, 3/1/2028	2,750,000	2,728,962
MPLX LP:
4.00%, 3/15/2028 (a)	4,431,000	4,350,134
4.13%, 3/1/2027	8,047,000	7,974,657
4.25%, 12/1/2027	3,770,000	3,735,203
Northwest Pipeline LLC 4.00%, 4/1/2027	4,635,000	4,583,691
ONEOK, Inc.:
4.00%, 7/13/2027	3,077,000	3,039,399
4.25%, 9/24/2027	7,439,000	7,375,694
4.85%, 7/15/2026	1,412,000	1,414,527
5.55%, 11/1/2026	3,733,000	3,782,873
Plains All American Pipeline LP/PAA Finance Corp. 4.50%, 12/15/2026	3,222,000	3,219,390
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	751,000	742,596
5.00%, 3/15/2027	4,743,000	4,765,719
5.88%, 6/30/2026	9,814,800	9,899,600
South Bow USA Infrastructure Holdings LLC 4.91%, 9/1/2027 (d)	11,797,000	11,804,196
Spectra Energy Partners LP 3.38%, 10/15/2026	3,588,000	3,523,954
Targa Resources Corp. 5.20%, 7/1/2027	4,503,000	4,554,244
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.00%, 1/15/2028	4,166,000	4,165,625
6.50%, 7/15/2027	659,000	662,269
TC PipeLines LP 3.90%, 5/25/2027	1,873,000	1,840,934
Tennessee Gas Pipeline Co. LLC 7.00%, 3/15/2027	4,588,000	4,770,419
Transcontinental Gas Pipe Line Co. LLC 4.00%, 3/15/2028	1,106,000	1,085,506
Valero Energy Partners LP 4.50%, 3/15/2028	2,250,000	2,245,252
Western Midstream Operating LP:
4.50%, 3/1/2028	746,000	738,659
4.65%, 7/1/2026	3,721,000	3,717,242
Security Description	Principal Amount	Value
Williams Cos., Inc. 3.75%, 6/15/2027	$8,587,000	$8,440,506
		186,283,361
REAL ESTATE INVESTMENT TRUSTS — 4.0%
Alexandria Real Estate Equities, Inc.:
3.80%, 4/15/2026	1,428,000	1,415,819
3.95%, 1/15/2027 (a)	3,442,000	3,407,821
3.95%, 1/15/2028 (a)	2,514,000	2,472,041
American Homes 4 Rent LP 4.25%, 2/15/2028	704,000	696,087
American Tower Corp.:
1.45%, 9/15/2026	3,827,000	3,660,143
1.50%, 1/31/2028	3,695,000	3,390,347
1.60%, 4/15/2026	9,359,000	9,078,417
2.75%, 1/15/2027	9,449,600	9,153,166
3.13%, 1/15/2027	5,062,000	4,931,198
3.55%, 7/15/2027 (a)	3,885,000	3,797,976
3.60%, 1/15/2028 (a)	3,430,000	3,339,894
3.65%, 3/15/2027 (a)	4,125,000	4,056,690
5.50%, 3/15/2028	3,779,000	3,866,484
AvalonBay Communities, Inc.:
Series MTN, 2.90%, 10/15/2026	3,693,000	3,606,805
Series GMTN, 2.95%, 5/11/2026	3,874,000	3,808,994
Series MTN, 3.20%, 1/15/2028	2,783,000	2,691,411
Series MTN, 3.35%, 5/15/2027	2,690,000	2,629,717
Boston Properties LP:
2.75%, 10/1/2026	6,616,000	6,412,823
6.75%, 12/1/2027 (a)	3,689,000	3,855,817
Brixmor Operating Partnership LP:
3.90%, 3/15/2027	3,712,000	3,649,713
4.13%, 6/15/2026	1,674,000	1,661,713
Camden Property Trust 5.85%, 11/3/2026	3,870,000	3,948,871
Crown Castle, Inc.:
1.05%, 7/15/2026	4,594,000	4,379,966
2.90%, 3/15/2027	5,365,000	5,183,395
3.65%, 9/1/2027	5,732,000	5,584,802
3.70%, 6/15/2026	6,496,000	6,417,918
3.80%, 2/15/2028	9,184,000	8,933,736
4.00%, 3/1/2027	3,809,000	3,759,635
5.00%, 1/11/2028	4,206,000	4,222,824
CubeSmart LP 3.13%, 9/1/2026	2,625,000	2,571,581
Digital Realty Trust LP:
3.70%, 8/15/2027	3,585,000	3,519,000
5.55%, 1/15/2028	4,256,000	4,353,335
DOC Dr. LLC:
3.95%, 1/15/2028	1,582,000	1,550,044
4.30%, 3/15/2027	3,117,000	3,097,488

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
EPR Properties:
4.50%, 6/1/2027	$9,380,000	$9,256,841
4.75%, 12/15/2026	3,837,000	3,818,084
Equinix, Inc.:
1.45%, 5/15/2026	4,476,000	4,324,040
1.80%, 7/15/2027	3,098,000	2,912,956
2.90%, 11/18/2026	3,730,000	3,631,938
ERP Operating LP:
2.85%, 11/1/2026 (a)	2,904,000	2,835,349
3.25%, 8/1/2027	3,690,000	3,590,702
3.50%, 3/1/2028	500,000	486,540
Essex Portfolio LP:
1.70%, 3/1/2028	907,000	834,948
3.38%, 4/15/2026 (a)	1,135,000	1,121,357
3.63%, 5/1/2027	2,517,000	2,467,440
Extra Space Storage LP:
3.50%, 7/1/2026	102,000	100,685
3.88%, 12/15/2027	3,927,000	3,855,568
Federal Realty OP LP 3.25%, 7/15/2027	2,372,000	2,299,962
GLP Capital LP/GLP Financing II, Inc. 5.38%, 4/15/2026	3,851,000	3,861,667
Healthcare Realty Holdings LP:
3.50%, 8/1/2026	3,320,000	3,263,095
3.75%, 7/1/2027	2,894,000	2,830,766
Healthpeak OP LLC:
1.35%, 2/1/2027	2,890,000	2,723,536
3.25%, 7/15/2026	2,622,000	2,578,370
Highwoods Realty LP:
3.88%, 3/1/2027	569,000	557,768
4.13%, 3/15/2028	1,000,000	969,490
Kimco Realty OP LLC:
2.80%, 10/1/2026 (a)	3,058,000	2,981,397
3.80%, 4/1/2027	484,000	476,905
Kite Realty Group LP 4.00%, 10/1/2026	2,916,000	2,886,257
Mid-America Apartments LP:
1.10%, 9/15/2026	2,044,000	1,946,746
3.60%, 6/1/2027	3,826,000	3,758,854
NNN REIT, Inc.:
3.50%, 10/15/2027	2,205,000	2,142,003
3.60%, 12/15/2026 (a)	1,383,000	1,361,909
Omega Healthcare Investors, Inc.:
4.50%, 4/1/2027	3,774,000	3,756,602
4.75%, 1/15/2028 (a)	4,144,000	4,131,775
Prologis LP:
2.13%, 4/15/2027 (a)	3,303,000	3,158,890
3.25%, 6/30/2026	2,261,000	2,230,567
3.25%, 10/1/2026 (a)	3,102,000	3,052,306
3.38%, 12/15/2027	3,891,000	3,791,235
Public Storage Operating Co.:
1.50%, 11/9/2026	3,705,000	3,543,462
3.09%, 9/15/2027	3,609,000	3,498,601
Security Description	Principal Amount	Value
Realty Income Corp.:
2.10%, 3/15/2028	$1,682,000	$1,568,129
3.00%, 1/15/2027 (a)	3,699,000	3,605,045
3.40%, 1/15/2028	5,300,000	5,144,498
3.65%, 1/15/2028	3,382,000	3,306,920
3.95%, 8/15/2027	3,832,000	3,786,399
4.13%, 10/15/2026	3,371,000	3,356,302
4.45%, 9/15/2026 (a)	2,030,000	2,028,965
4.88%, 6/1/2026 (a)	3,515,000	3,527,373
Regency Centers LP:
3.60%, 2/1/2027	3,534,000	3,478,940
4.13%, 3/15/2028	2,214,000	2,188,915
Sabra Health Care LP 5.13%, 8/15/2026	2,821,000	2,819,646
Simon Property Group LP:
1.38%, 1/15/2027 (a)	4,124,000	3,909,305
1.75%, 2/1/2028	1,951,000	1,810,782
3.25%, 11/30/2026 (a)	3,745,000	3,675,268
3.38%, 6/15/2027	1,226,000	1,199,506
3.38%, 12/1/2027 (a)	4,661,000	4,541,539
Store Capital LLC 4.50%, 3/15/2028	1,850,000	1,820,048
Tanger Properties LP:
3.13%, 9/1/2026 (a)	2,753,000	2,695,848
3.88%, 7/15/2027	3,783,000	3,713,771
UDR, Inc.:
Series MTN, 2.95%, 9/1/2026	1,614,000	1,578,444
Series GMTN, 3.50%, 1/15/2028	254,000	246,342
Series MTN, 3.50%, 7/1/2027	1,856,000	1,812,384
Ventas Realty LP:
3.25%, 10/15/2026	3,263,000	3,199,404
3.85%, 4/1/2027	1,262,000	1,244,345
4.00%, 3/1/2028	3,247,000	3,189,593
VICI Properties LP:
4.75%, 2/15/2028 (a)	5,926,000	5,933,585
4.75%, 4/1/2028 (f)	1,585,000	1,585,951
Welltower OP LLC:
2.70%, 2/15/2027 (a)	1,000,000	968,170
4.25%, 4/1/2026	3,858,000	3,846,387
Weyerhaeuser Co.:
4.75%, 5/15/2026	3,828,000	3,833,474
6.95%, 10/1/2027	1,995,000	2,108,196
WP Carey, Inc. 4.25%, 10/1/2026	2,351,000	2,338,446
		330,206,202
RETAIL — 1.9%
AutoNation, Inc. 3.80%, 11/15/2027	1,699,000	1,656,355
AutoZone, Inc.:
3.13%, 4/21/2026	2,353,000	2,319,282
3.75%, 6/1/2027	600,000	591,036
4.50%, 2/1/2028	3,787,000	3,785,978

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.05%, 7/15/2026	$3,568,000	$3,594,831
Costco Wholesale Corp.:
1.38%, 6/20/2027	5,839,000	5,502,557
3.00%, 5/18/2027 (a)	5,229,000	5,121,805
Darden Restaurants, Inc.:
3.85%, 5/1/2027	1,317,000	1,296,705
4.35%, 10/15/2027	4,107,000	4,076,239
Dollar General Corp.:
3.88%, 4/15/2027 (a)	3,943,000	3,889,691
4.63%, 11/1/2027 (a)	3,820,000	3,826,456
Home Depot, Inc.:
0.90%, 3/15/2028	3,000,000	2,727,840
2.13%, 9/15/2026	5,658,000	5,493,239
2.50%, 4/15/2027	9,198,000	8,893,822
2.80%, 9/14/2027	3,762,000	3,635,296
2.88%, 4/15/2027	5,073,000	4,941,559
3.00%, 4/1/2026 (a)	4,645,000	4,591,025
4.88%, 6/25/2027	6,145,000	6,230,477
4.95%, 9/30/2026	3,720,000	3,758,800
5.15%, 6/25/2026	3,303,000	3,339,201
Lowe's Cos., Inc.:
2.50%, 4/15/2026	5,974,000	5,859,777
3.10%, 5/3/2027	6,101,000	5,932,917
3.35%, 4/1/2027	4,512,000	4,418,331
McDonald's Corp.:
Series MTN, 3.50%, 3/1/2027 (a)	2,049,000	2,016,462
Series MTN, 3.50%, 7/1/2027	4,669,000	4,583,651
O'Reilly Automotive, Inc.:
3.60%, 9/1/2027	3,626,000	3,551,993
5.75%, 11/20/2026	3,650,795	3,717,532
Ross Stores, Inc. 0.88%, 4/15/2026 (a)	3,341,000	3,218,318
Starbucks Corp.:
2.00%, 3/12/2027 (a)	3,870,000	3,694,650
2.45%, 6/15/2026 (a)	3,444,000	3,365,201
3.50%, 3/1/2028	3,250,000	3,167,710
4.85%, 2/8/2027	3,941,000	3,972,607
Target Corp.:
1.95%, 1/15/2027 (a)	6,049,000	5,823,493
2.50%, 4/15/2026 (a)	1,721,000	1,689,833
TJX Cos., Inc. 2.25%, 9/15/2026	3,845,000	3,739,147
Walmart, Inc.:
1.05%, 9/17/2026 (a)	6,784,000	6,496,969
3.05%, 7/8/2026	3,587,000	3,541,947
3.55%, 6/26/2025	300	299
3.95%, 9/9/2027 (a)	6,770,000	6,750,502
4.00%, 4/15/2026 (a)	3,766,000	3,760,351
5.88%, 4/5/2027	440,000	457,459
		159,031,343
SEMICONDUCTORS — 2.1%
Advanced Micro Devices, Inc.:
4.21%, 9/24/2026 (a)	1,315,000	1,317,959
Security Description	Principal Amount	Value
4.32%, 3/24/2028 (a)	$3,364,000	$3,382,166
Analog Devices, Inc.:
3.45%, 6/15/2027	3,602,000	3,539,325
3.50%, 12/5/2026	4,210,000	4,155,986
Applied Materials, Inc. 3.30%, 4/1/2027 (a)	4,077,000	4,005,775
Broadcom Corp./Broadcom Cayman Finance Ltd.:
3.50%, 1/15/2028	5,769,000	5,613,410
3.88%, 1/15/2027	12,943,000	12,805,028
Broadcom, Inc.:
1.95%, 2/15/2028 (d)	4,481,000	4,168,226
3.46%, 9/15/2026	3,256,000	3,211,132
4.15%, 2/15/2028 (a)	6,590,000	6,531,481
5.05%, 7/12/2027	5,749,000	5,820,173
Intel Corp.:
2.60%, 5/19/2026	6,195,600	6,060,474
3.15%, 5/11/2027	13,118,000	12,714,097
3.75%, 3/25/2027	10,986,000	10,808,137
3.75%, 8/5/2027	4,385,000	4,293,924
4.88%, 2/10/2028	11,707,000	11,767,291
Marvell Technology, Inc. 1.65%, 4/15/2026	3,690,000	3,580,591
Microchip Technology, Inc. 4.90%, 3/15/2028	2,243,000	2,250,267
Micron Technology, Inc. 4.19%, 2/15/2027	4,673,000	4,635,569
NVIDIA Corp. 3.20%, 9/16/2026	3,792,000	3,744,448
NXP BV/NXP Funding LLC/NXP USA, Inc.:
3.15%, 5/1/2027 (a)	3,730,000	3,622,949
3.88%, 6/18/2026 (a)	3,425,000	3,393,113
4.40%, 6/1/2027	2,203,000	2,195,972
QUALCOMM, Inc. 3.25%, 5/20/2027 (a)	8,960,000	8,787,968
Skyworks Solutions, Inc. 1.80%, 6/1/2026	9,942,000	9,577,924
Texas Instruments, Inc.:
1.13%, 9/15/2026	3,213,000	3,078,022
2.90%, 11/3/2027 (a)	3,984,000	3,860,137
4.60%, 2/8/2027	3,839,000	3,872,054
4.60%, 2/15/2028 (a)	1,918,000	1,938,062
TSMC Arizona Corp.:
1.75%, 10/25/2026 (a)	9,081,000	8,719,576
3.88%, 4/22/2027	6,374,000	6,312,491
		169,763,727
SHIPBUILDING — 0.0% (e)
Huntington Ingalls Industries, Inc. 3.48%, 12/1/2027	793,000	768,877
SOFTWARE — 2.5%
Adobe, Inc.:
2.15%, 2/1/2027 (a)	2,473,000	2,384,961
4.75%, 1/17/2028 (a)	3,919,000	3,976,374

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.85%, 4/4/2027 (a)	$2,830,000	$2,867,865
Autodesk, Inc. 3.50%, 6/15/2027	196,000	192,164
Broadridge Financial Solutions, Inc. 3.40%, 6/27/2026	3,808,000	3,755,107
Cadence Design Systems, Inc. 4.20%, 9/10/2027	9,770,000	9,740,397
Concentrix Corp. 6.65%, 8/2/2026	13,057,000	13,319,837
Fidelity National Information Services, Inc. 1.65%, 3/1/2028 (a)	2,802,000	2,579,437
Fiserv, Inc.:
2.25%, 6/1/2027 (a)	3,680,000	3,509,984
3.20%, 7/1/2026	7,842,000	7,717,940
5.15%, 3/15/2027	9,392,000	9,490,053
5.45%, 3/2/2028	1,256,000	1,284,938
Intuit, Inc.:
1.35%, 7/15/2027	2,254,000	2,116,055
5.25%, 9/15/2026	3,582,000	3,625,915
Microsoft Corp.:
2.40%, 8/8/2026 (a)	20,812,000	20,356,009
3.30%, 2/6/2027 (a)	20,120,000	19,863,671
3.40%, 6/15/2027	10,204,000	10,065,940
Oracle Corp.:
2.65%, 7/15/2026	16,058,000	15,679,192
2.80%, 4/1/2027	15,706,000	15,200,267
3.25%, 11/15/2027	11,903,500	11,538,301
Roper Technologies, Inc.:
1.40%, 9/15/2027 (a)	3,485,000	3,232,582
3.80%, 12/15/2026	3,831,000	3,786,714
Synopsys, Inc.:
4.55%, 4/1/2027 (a)	3,089,000	3,100,769
4.65%, 4/1/2028 (a)	2,834,000	2,851,457
Take-Two Interactive Software, Inc.:
3.70%, 4/14/2027 (a)	3,856,000	3,792,029
4.95%, 3/28/2028	2,500,000	2,523,775
VMware LLC:
1.40%, 8/15/2026	7,883,000	7,549,155
3.90%, 8/21/2027	7,794,000	7,658,930
4.65%, 5/15/2027	1,451,000	1,454,163
Workday, Inc. 3.50%, 4/1/2027	5,650,000	5,539,260
		200,753,241
TELECOMMUNICATIONS — 1.9%
AT&T, Inc.:
1.65%, 2/1/2028 (a)	7,565,000	6,996,869
2.30%, 6/1/2027	14,729,000	14,075,769
2.95%, 7/15/2026	2,531,000	2,482,304
3.80%, 2/15/2027	3,878,000	3,828,749
4.10%, 2/15/2028	5,282,000	5,224,479
4.25%, 3/1/2027 (a)	10,869,000	10,819,763
Security Description	Principal Amount	Value
Cisco Systems, Inc.:
2.50%, 9/20/2026	$5,262,000	$5,141,184
4.55%, 2/24/2028	1,588,000	1,601,641
4.80%, 2/26/2027	16,535,000	16,733,751
Motorola Solutions, Inc. 4.60%, 2/23/2028 (a)	3,685,000	3,694,950
Nokia OYJ 4.38%, 6/12/2027	33,000	32,589
Rogers Communications, Inc.:
2.90%, 11/15/2026	4,556,000	4,434,264
3.20%, 3/15/2027	5,611,000	5,460,794
Telefonica Emisiones SA 4.10%, 3/8/2027	3,220,000	3,192,920
TELUS Corp.:
2.80%, 2/16/2027	2,096,000	2,027,209
3.70%, 9/15/2027	1,834,000	1,797,027
T-Mobile USA, Inc.:
2.05%, 2/15/2028	10,589,000	9,890,655
2.63%, 4/15/2026	4,141,000	4,059,339
3.50%, 4/15/2025	100	100
3.75%, 4/15/2027	27,431,000	27,032,976
4.75%, 2/1/2028	3,879,000	3,880,823
4.95%, 3/15/2028	4,450,000	4,500,463
Verizon Communications, Inc.:
1.45%, 3/20/2026	400	389
2.10%, 3/22/2028	4,000	3,738
3.00%, 3/22/2027	10,311,000	10,034,768
4.13%, 3/16/2027	12,116,000	12,056,632
		159,004,145
TOYS/GAMES/HOBBIES — 0.2%
Hasbro, Inc.:
3.50%, 9/15/2027	1,817,000	1,765,324
3.55%, 11/19/2026	11,876,000	11,655,344
		13,420,668
TRANSPORTATION — 0.7%
Burlington Northern Santa Fe LLC 3.25%, 6/15/2027	3,709,000	3,637,602
Canadian Pacific Railway Co. 1.75%, 12/2/2026 (a)	3,702,000	3,542,518
CSX Corp.:
2.60%, 11/1/2026	3,799,000	3,699,732
3.25%, 6/1/2027	3,122,000	3,050,537
3.80%, 3/1/2028	7,500,000	7,385,250
FedEx Corp. 3.25%, 4/1/2026	2,908,000	2,873,075
Kirby Corp. 4.20%, 3/1/2028	1,250,000	1,228,737
Norfolk Southern Corp.:
2.90%, 6/15/2026	2,641,000	2,595,311
3.15%, 6/1/2027	1,300,000	1,267,084
7.80%, 5/15/2027 (a)	3,528,000	3,766,704
Ryder System, Inc.:
Series MTN, 1.75%, 9/1/2026	1,530,000	1,469,596

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.85%, 3/1/2027	$3,074,000	$2,973,911
Series MTN, 2.90%, 12/1/2026	3,832,000	3,727,501
Series MTN, 4.30%, 6/15/2027 (a)	2,813,000	2,795,053
Series MTN, 5.30%, 3/15/2027	3,034,000	3,073,927
Series MTN, 5.65%, 3/1/2028	750,000	770,543
Union Pacific Corp. 3.00%, 4/15/2027	1,181,000	1,151,451
United Parcel Service, Inc.:
2.40%, 11/15/2026	3,846,000	3,734,428
3.05%, 11/15/2027	3,879,000	3,766,781
		56,509,741
TRUCKING & LEASING — 0.1%
GATX Corp.:
3.25%, 9/15/2026	2,230,000	2,186,470
3.85%, 3/30/2027 (a)	1,059,000	1,042,501
5.40%, 3/15/2027	3,274,000	3,314,139
		6,543,110
VENTURE CAPITAL — 0.1%
Hercules Capital, Inc.:
2.63%, 9/16/2026	2,920,000	2,806,354
3.38%, 1/20/2027 (a)	6,064,000	5,843,088
		8,649,442
WATER — 0.1%
American Water Capital Corp. 2.95%, 9/1/2027 (a)	3,290,000	3,178,798
Essential Utilities, Inc. 4.80%, 8/15/2027	3,728,000	3,742,353
		6,921,151
TOTAL CORPORATE BONDS & NOTES (Cost $8,026,107,545)		8,070,394,708
Shares
SHORT-TERM INVESTMENTS — 9.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (g) (h)	334,198,509	334,198,509
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (i) (j)	460,827,975	$460,827,975
TOTAL SHORT-TERM INVESTMENTS (Cost $795,026,484)		795,026,484
TOTAL INVESTMENTS — 108.0% (Cost $8,821,134,029)		8,865,421,192
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.0)%		(656,936,252)
NET ASSETS — 100.0%		$8,208,484,940
(a)	All or a portion of the shares of the security are on loan at March 31, 2025.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2025. Maturity date shown is the final maturity.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of March 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	When-issued security.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2025.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$8,070,394,708	$—	$8,070,394,708
Short-Term Investments	795,026,484	—	—	795,026,484
TOTAL INVESTMENTS	$795,026,484	$8,070,394,708	$—	$8,865,421,192

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	221,101,898	$221,101,898	$1,977,275,830	$1,864,179,219	$—	$—	334,198,509	$334,198,509	$1,006,849
State Street Navigator Securities Lending Portfolio II	269,550,370	269,550,370	1,305,188,233	1,113,910,628	—	—	460,827,975	460,827,975	566,145
Total		$490,652,268	$3,282,464,063	$2,978,089,847	$—	$—		$795,026,484	$1,572,994
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 98.9%
U.S. Treasury Bonds:
6.13%, 11/15/2027	$10,718,400	$11,289,490
6.38%, 8/15/2027	5,656,400	5,965,293
6.50%, 11/15/2026	8,486,400	8,845,746
6.63%, 2/15/2027	7,513,700	7,891,440
6.75%, 8/15/2026	14,311,300	14,831,203
U.S. Treasury Notes:
0.38%, 7/31/2027	60,070,800	55,391,848
0.38%, 9/30/2027	67,915,500	62,285,942
0.50%, 4/30/2027	41,833,100	39,009,366
0.50%, 5/31/2027	40,864,400	38,000,700
0.50%, 6/30/2027	51,055,700	47,358,151
0.50%, 8/31/2027	53,101,800	48,978,113
0.50%, 10/31/2027	62,705,700	57,517,783
0.63%, 7/31/2026 (a)	74,587,700	71,362,364
0.63%, 3/31/2027	32,110,400	30,100,992
0.63%, 11/30/2027	70,739,300	64,941,994
0.63%, 12/31/2027	74,360,200	68,074,439
0.75%, 4/30/2026	30,555,500	29,496,800
0.75%, 5/31/2026	84,380,300	81,249,000
0.75%, 8/31/2026	82,619,300	78,991,796
0.75%, 1/31/2028	83,184,100	76,230,429
0.88%, 6/30/2026	69,694,200	67,061,610
0.88%, 9/30/2026	76,718,900	73,305,508
1.13%, 10/31/2026	79,232,500	75,827,979
1.13%, 2/28/2027	18,779,600	17,822,281
1.13%, 2/29/2028	82,435,900	76,233,887
1.25%, 11/30/2026	81,150,300	77,666,543
1.25%, 12/31/2026	79,719,100	76,134,854
1.25%, 3/31/2028	70,272,000	65,078,460
1.38%, 8/31/2026	30,375,700	29,300,685
1.50%, 8/15/2026	74,600,800	72,141,305
1.50%, 1/31/2027	108,135,700	103,535,709
1.63%, 5/15/2026	70,668,200	68,807,639
1.63%, 9/30/2026	21,544,300	20,823,071
1.63%, 10/31/2026	30,901,700	29,809,277
1.63%, 11/30/2026	30,691,300	29,563,155
1.75%, 12/31/2026	30,168,100	29,063,900
1.88%, 6/30/2026 (a)	44,835,300	43,682,893
1.88%, 7/31/2026 (a)	31,736,000	30,870,698
1.88%, 2/28/2027	73,840,400	71,085,807
2.00%, 11/15/2026 (a)	72,142,700	69,947,420
2.13%, 5/31/2026	34,697,300	33,946,429
2.25%, 2/15/2027	68,767,500	66,704,475
2.25%, 8/15/2027	62,149,300	59,847,834
2.25%, 11/15/2027	63,235,500	60,656,677
2.38%, 4/30/2026	19,818,200	19,469,833
2.38%, 5/15/2027	73,903,300	71,599,596
2.50%, 3/31/2027	76,288,400	74,256,030
2.63%, 5/31/2027 (a)	70,524,600	68,656,800
2.75%, 4/30/2027	69,629,700	68,035,833
2.75%, 7/31/2027 (a)	63,169,800	61,565,880
2.75%, 2/15/2028	80,374,900	77,907,140
Security Description	Principal Amount	Value
3.13%, 8/31/2027	$62,364,300	$61,253,436
3.25%, 6/30/2027	64,537,700	63,665,433
3.38%, 9/15/2027 (a)	81,827,400	80,849,307
3.50%, 9/30/2026	49,926,000	49,594,460
3.50%, 1/31/2028	57,188,300	56,585,142
3.63%, 5/15/2026	56,306,200	56,051,063
3.63%, 3/31/2028	50,194,400	49,829,707
3.75%, 4/15/2026	64,763,800	64,558,883
3.75%, 8/31/2026	55,445,800	55,276,864
3.75%, 8/15/2027 (a)	84,750,200	84,472,113
3.88%, 3/31/2027	77,772,000	77,741,621
3.88%, 10/15/2027	83,607,500	83,568,309
3.88%, 11/30/2027	61,090,600	61,057,191
3.88%, 12/31/2027	58,424,600	58,406,342
3.88%, 3/15/2028	75,292,000	75,280,236
4.00%, 1/15/2027	82,884,200	82,974,855
4.00%, 12/15/2027	74,360,200	74,580,957
4.00%, 2/29/2028	56,676,400	56,840,230
4.13%, 6/15/2026 (a)	93,497,100	93,639,537
4.13%, 10/31/2026	47,029,000	47,150,247
4.13%, 1/31/2027	45,740,800	45,896,247
4.13%, 2/15/2027	83,150,500	83,446,074
4.13%, 2/28/2027	43,281,000	43,444,994
4.13%, 9/30/2027	62,694,400	63,056,852
4.13%, 10/31/2027	62,705,700	63,053,521
4.13%, 11/15/2027	82,526,900	83,004,009
4.25%, 11/30/2026	62,402,700	62,707,401
4.25%, 12/31/2026	58,038,300	58,339,827
4.25%, 3/15/2027	86,565,400	87,113,197
4.25%, 1/15/2028	77,985,300	78,716,412
4.25%, 2/15/2028	77,283,400	78,044,158
4.38%, 7/31/2026	27,075,500	27,210,878
4.38%, 8/15/2026	95,136,900	95,631,166
4.38%, 12/15/2026	70,024,100	70,519,192
4.38%, 7/15/2027	86,136,800	87,031,816
4.50%, 7/15/2026	81,234,600	81,742,316
4.50%, 4/15/2027	89,890,700	90,923,039
4.50%, 5/15/2027	80,730,900	81,689,579
4.63%, 6/30/2026 (a)	101,612,600	102,362,787
4.63%, 9/15/2026	98,385,800	99,312,010
4.63%, 10/15/2026	65,317,500	65,965,572
4.63%, 11/15/2026	73,007,700	73,766,296
4.63%, 6/15/2027	92,901,900	94,331,719
4.88%, 4/30/2026 (a)	105,862,800	106,772,558
4.88%, 5/31/2026	111,340,500	112,384,317
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,930,673,378)		5,958,063,967

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (b) (c) (Cost $11,576,270)	11,576,270	$11,576,270
TOTAL INVESTMENTS — 99.1% (Cost $5,942,249,648)		5,969,640,237
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		53,518,767
NET ASSETS — 100.0%		$6,023,159,004
(a)	All or a portion of the shares of the security are on loan at March 31, 2025.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2025.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$5,958,063,967	$—	$5,958,063,967
Short-Term Investment	11,576,270	—	—	11,576,270
TOTAL INVESTMENTS	$11,576,270	$5,958,063,967	$—	$5,969,640,237

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,780,506	$7,780,506	$208,981,427	$205,185,663	$—	$—	11,576,270	$11,576,270	$338,406
State Street Navigator Securities Lending Portfolio II	—	—	2,539,777,746	2,539,777,746	—	—	—	—	53,145
Total		$7,780,506	$2,748,759,173	$2,744,963,409	$—	$—		$11,576,270	$391,551
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO TIPS ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 98.9%
U.S. Treasury Inflation-Indexed Bonds:
0.13%, 2/15/2051	$12,299,621	$7,073,243
0.13%, 2/15/2052	12,166,771	6,892,286
0.25%, 2/15/2050	11,248,447	6,867,484
0.63%, 2/15/2043	17,769,620	13,672,195
0.75%, 2/15/2042	17,519,587	14,069,049
0.75%, 2/15/2045	17,111,869	12,994,660
0.88%, 2/15/2047	13,091,019	9,910,822
1.00%, 2/15/2046	14,356,568	11,325,706
1.00%, 2/15/2048	13,038,562	10,021,102
1.00%, 2/15/2049	10,485,773	7,979,018
1.38%, 2/15/2044	16,196,539	14,102,694
1.50%, 2/15/2053	11,691,196	9,729,496
1.75%, 1/15/2028	12,273,860	12,474,748
2.13%, 2/15/2040	13,012,037	13,151,561
2.13%, 2/15/2041	18,420,532	18,584,230
2.13%, 2/15/2054	9,195,648	8,822,613
2.38%, 1/15/2027	14,107,414	14,466,988
2.38%, 2/15/2055	5,208,085	5,270,033
2.50%, 1/15/2029	11,976,709	12,506,304
3.38%, 4/15/2032 (a)	5,043,199	5,637,252
3.63%, 4/15/2028	16,410,587	17,585,610
3.88%, 4/15/2029 (a)	19,192,289	21,090,527
U.S. Treasury Inflation-Indexed Notes:
0.13%, 4/15/2026 (a)	23,129,863	22,970,845
0.13%, 7/15/2026	26,588,245	26,464,651
0.13%, 10/15/2026	24,840,113	24,644,109
0.13%, 4/15/2027	24,845,341	24,377,065
0.13%, 1/15/2030	27,828,824	26,183,010
0.13%, 7/15/2030	28,705,925	26,889,939
0.13%, 1/15/2031	29,280,216	27,040,737
0.13%, 7/15/2031	30,595,159	28,095,559
0.13%, 1/15/2032	32,146,766	29,092,823
0.25%, 7/15/2029	27,686,834	26,523,121
0.38%, 1/15/2027	28,893,344	28,592,560
0.38%, 7/15/2027	26,691,631	26,386,137
0.50%, 1/15/2028	28,081,952	27,577,903
0.63%, 7/15/2032	29,139,190	27,199,044
0.75%, 7/15/2028 (a)	26,242,839	25,931,717
0.88%, 1/15/2029	25,394,078	24,990,848
Security Description	Principal Amount	Value
1.13%, 1/15/2033	$29,865,209	$28,607,020
1.25%, 4/15/2028	20,721,149	20,723,982
1.38%, 7/15/2033	26,890,882	26,232,790
1.63%, 10/15/2027	23,687,981	24,076,612
1.63%, 10/15/2029	23,371,660	23,703,975
1.75%, 1/15/2034	29,411,925	29,359,650
1.88%, 7/15/2034	30,293,535	30,575,171
2.13%, 4/15/2029	22,257,350	22,921,593
2.13%, 1/15/2035	18,900,166	19,399,618
2.38%, 10/15/2028	24,732,854	25,767,094
TOTAL U.S. TREASURY OBLIGATIONS (Cost $990,387,334)		928,555,194
	Shares
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (b) (c)	1,838,672	1,838,672
State Street Navigator Securities Lending Portfolio II (d) (e)	7,097,179	7,097,179
TOTAL SHORT-TERM INVESTMENTS (Cost $8,935,851)		8,935,851
TOTAL INVESTMENTS — 99.9% (Cost $999,323,185)		937,491,045
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,309,573
NET ASSETS — 100.0%		$938,800,618
(a)	All or a portion of the shares of the security are on loan at March 31, 2025.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2025.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO TIPS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$928,555,194	$—	$928,555,194
Short-Term Investments	8,935,851	—	—	8,935,851
TOTAL INVESTMENTS	$8,935,851	$928,555,194	$—	$937,491,045

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,060,994	$1,060,994	$41,392,482	$40,614,804	$—	$—	1,838,672	$1,838,672	$63,482
State Street Navigator Securities Lending Portfolio II	6,183,750	6,183,750	367,095,724	366,182,295	—	—	7,097,179	7,097,179	10,434
Total		$7,244,744	$408,488,206	$406,797,099	$—	$—		$8,935,851	$73,916
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 12.5%
BAHRAIN — 0.1%
Bapco Energies BSC Closed 7.50%, 10/25/2027	$250,000	$256,983
CHILE — 1.5%
Corp. Nacional del Cobre de Chile:
3.00%, 9/30/2029	650,000	593,794
3.15%, 1/14/2030 (a)	150,000	136,710
3.63%, 8/1/2027	200,000	194,886
5.13%, 2/2/2033	200,000	192,616
5.63%, 10/18/2043	250,000	230,068
5.95%, 1/8/2034	300,000	303,141
6.30%, 9/8/2053	700,000	693,140
6.33%, 1/13/2035	200,000	206,124
6.78%, 1/13/2055	200,000	206,228
Empresa de Transporte de Pasajeros Metro SA 4.70%, 5/7/2050	350,000	290,286
		3,046,993
CHINA — 1.7%
CNAC HK Finbridge Co. Ltd.:
3.00%, 9/22/2030	200,000	180,302
4.13%, 7/19/2027	700,000	692,455
5.13%, 3/14/2028	200,000	201,867
Sinopec Group Overseas Development 2012 Ltd. 4.88%, 5/17/2042 (b)	300,000	297,465
Sinopec Group Overseas Development 2018 Ltd.:
1.45%, 1/8/2026	400,000	391,396
2.30%, 1/8/2031	413,000	372,365
2.70%, 5/13/2030 (a)	300,000	279,858
State Grid Overseas Investment BVI Ltd.:
1.13%, 9/8/2026	400,000	382,300
Series EMTN, 1.63%, 8/5/2030	250,000	219,274
3.50%, 5/4/2027	350,000	345,415
		3,362,697
INDONESIA — 0.9%
Pertamina Persero PT:
4.18%, 1/21/2050	250,000	184,250
5.63%, 5/20/2043	300,000	278,280
6.50%, 11/7/2048	200,000	203,730
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara:
3.88%, 7/17/2029	200,000	189,734
4.13%, 5/15/2027	650,000	638,430
6.15%, 5/21/2048	300,000	288,639
		1,783,063
Security Description	Principal Amount	Value
MALAYSIA — 1.6%
Petronas Capital Ltd.:
2.48%, 1/28/2032 (a)	$650,000	$555,834
3.40%, 4/28/2061 (a)	564,000	368,687
3.50%, 4/21/2030	350,000	329,759
4.50%, 3/18/2045	350,000	300,892
4.55%, 4/21/2050	600,000	509,304
4.95%, 1/3/2031 (c)	400,000	401,492
5.34%, 4/3/2035 (c)	400,000	402,728
5.85%, 4/3/2055 (c)	400,000	404,684
		3,273,380
MEXICO — 2.1%
Comision Federal de Electricidad 3.35%, 2/9/2031	250,000	213,073
Petroleos Mexicanos:
5.35%, 2/12/2028	500,000	463,465
5.95%, 1/28/2031	300,000	255,018
6.49%, 1/23/2027	200,000	195,998
6.50%, 3/13/2027	400,000	391,276
6.70%, 2/16/2032	861,000	758,179
6.75%, 9/21/2047	950,000	650,788
6.95%, 1/28/2060	750,000	511,762
8.75%, 6/2/2029	400,000	399,872
10.00%, 2/7/2033 (a)	400,000	416,512
		4,255,943
PANAMA — 0.4%
Aeropuerto Internacional de Tocumen SA 5.13%, 8/11/2061 (b)	200,000	141,078
Banco Nacional de Panama 2.50%, 8/11/2030	687,000	566,191
		707,269
PERU — 0.2%
Petroleos del Peru SA 5.63%, 6/19/2047	650,000	408,200
QATAR — 1.3%
QatarEnergy:
1.38%, 9/12/2026	400,000	382,190
2.25%, 7/12/2031	1,000,000	864,000
3.13%, 7/12/2041 (a)	1,000,000	747,500
3.30%, 7/12/2051	800,000	551,564
		2,545,254
SAUDI ARABIA — 0.9%
Gaci First Investment Co.:
5.00%, 10/13/2027	200,000	201,000
5.00%, 1/29/2029	200,000	200,800
5.13%, 2/14/2053	300,000	256,620
Series EMTN, 5.25%, 1/29/2030	300,000	303,643
5.25%, 1/29/2034	100,000	99,650
5.63%, 7/29/2034 (a)	300,000	306,780
Suci Second Investment Co.:
5.17%, 3/5/2031	200,000	201,400

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 10/25/2028	$200,000	$207,830
		1,777,723
SOUTH AFRICA — 0.3%
Eskom Holdings SOC Ltd. 6.35%, 8/10/2028	200,000	198,600
Transnet SOC Ltd. 8.25%, 2/6/2028	300,000	305,221
		503,821
UNITED ARAB EMIRATES — 1.5%
Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/2/2047	250,000	224,066
Abu Dhabi Developmental Holding Co. PJSC:
4.38%, 10/2/2031	200,000	194,895
5.25%, 10/2/2054	300,000	279,000
DP World Crescent Ltd.:
4.85%, 9/26/2028	500,000	500,675
5.50%, 9/13/2033	200,000	203,100
DP World Ltd.:
5.63%, 9/25/2048	200,000	191,293
6.85%, 7/2/2037 (b)	200,000	222,898
MDGH GMTN RSC Ltd.:
2.88%, 11/7/2029	450,000	416,475
Series GMTN, 3.95%, 5/21/2050	550,000	424,924
Mdgh Sukuk Ltd. Series EMTN, 4.96%, 4/4/2034	350,000	351,961
		3,009,287
TOTAL CORPORATE BONDS & NOTES (Cost $25,804,431)		24,930,613
FOREIGN GOVERNMENT OBLIGATIONS — 85.2%
ANGOLA — 0.8%
Angola Government International Bonds:
8.25%, 5/9/2028	654,000	608,825
8.75%, 4/14/2032	540,000	465,075
9.13%, 11/26/2049	350,000	270,349
9.38%, 5/8/2048	425,000	335,918
		1,680,167
ARGENTINA — 4.8%
Argentina Republic Government International Bonds:
0.75%, 7/9/2030 (d)	3,872,000	2,821,958
1.00%, 7/9/2029	1,350,000	1,045,013
3.50%, 7/9/2041 (d)	2,000,000	1,155,343
4.13%, 7/9/2035 (d)	4,150,000	2,593,271
4.13%, 7/9/2046 (d)	635,227	392,260
5.00%, 1/9/2038 (d)	2,450,000	1,611,075
		9,618,920
Security Description	Principal Amount	Value
AZERBAIJAN — 0.1%
Republic of Azerbaijan International Bonds 3.50%, 9/1/2032	$250,000	$218,908
BAHRAIN — 2.0%
Bahrain Government International Bonds:
4.25%, 1/25/2028	350,000	334,054
5.25%, 1/25/2033	800,000	729,088
5.45%, 9/16/2032	550,000	512,199
5.63%, 5/18/2034	200,000	184,822
6.00%, 9/19/2044	400,000	339,282
7.00%, 10/12/2028	625,000	643,494
7.75%, 4/18/2035	225,000	240,202
CBB International Sukuk Programme Co. WLL:
5.88%, 6/5/2032	300,000	300,876
6.25%, 10/18/2030	750,000	766,995
		4,051,012
BOLIVIA — 0.1%
Bolivia Government International Bonds 4.50%, 3/20/2028	300,000	196,853
BRAZIL — 4.5%
Brazil Government International Bonds:
3.75%, 9/12/2031	850,000	758,264
3.88%, 6/12/2030	650,000	601,431
4.50%, 5/30/2029	387,000	374,279
4.63%, 1/13/2028	700,000	689,619
4.75%, 1/14/2050	713,000	502,945
5.00%, 1/27/2045	800,000	607,970
5.63%, 1/7/2041	650,000	573,870
5.63%, 2/21/2047	685,000	562,116
6.00%, 4/7/2026	600,000	604,844
6.00%, 10/20/2033	800,000	779,437
6.13%, 1/22/2032	350,000	351,829
6.25%, 3/18/2031	400,000	408,625
6.63%, 3/15/2035	500,000	497,782
7.13%, 1/20/2037	300,000	315,160
7.13%, 5/13/2054	700,000	670,751
8.25%, 1/20/2034	675,000	756,572
		9,055,494
BULGARIA — 0.2%
Bulgaria Government International Bonds 5.00%, 3/5/2037 (a)	378,000	365,497
CHILE — 2.9%
Chile Government International Bonds:
2.45%, 1/31/2031	600,000	526,004
2.55%, 1/27/2032	200,000	172,167
2.55%, 7/27/2033	600,000	497,744
3.10%, 5/7/2041	200,000	147,196
3.10%, 1/22/2061	800,000	480,494

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.24%, 2/6/2028	$648,000	$624,382
3.50%, 1/31/2034	500,000	441,759
3.86%, 6/21/2047	955,000	728,924
4.34%, 3/7/2042	925,000	795,255
4.95%, 1/5/2036	250,000	242,942
5.33%, 1/5/2054	725,000	681,270
5.65%, 1/13/2037	400,000	406,539
		5,744,676
CHINA — 1.5%
China Government International Bonds:
1.20%, 10/21/2030	400,000	350,285
1.25%, 10/26/2026	850,000	817,232
2.13%, 12/3/2029	750,000	702,539
4.00%, 10/19/2048	300,000	280,986
Export-Import Bank of China:
2.88%, 4/26/2026	350,000	345,390
Series EMTN, 3.88%, 5/16/2026	500,000	498,526
		2,994,958
COLOMBIA — 3.9%
Colombia Government International Bonds:
3.00%, 1/30/2030	450,000	383,030
3.13%, 4/15/2031	500,000	405,561
3.25%, 4/22/2032	262,000	204,074
3.88%, 4/25/2027	450,000	436,561
3.88%, 2/15/2061	250,000	130,505
4.13%, 2/22/2042	250,000	158,398
4.13%, 5/15/2051	400,000	227,920
4.50%, 1/28/2026	90,000	89,428
4.50%, 3/15/2029	300,000	282,372
5.00%, 6/15/2045	900,000	607,153
5.20%, 5/15/2049	650,000	434,521
5.63%, 2/26/2044	550,000	411,520
6.13%, 1/18/2041	800,000	652,250
7.38%, 9/18/2037	550,000	525,260
7.50%, 2/2/2034	806,000	800,055
7.75%, 11/7/2036	500,000	488,692
8.00%, 4/20/2033	550,000	567,424
8.38%, 11/7/2054	400,000	382,864
8.75%, 11/14/2053	600,000	598,680
		7,786,268
COSTA RICA — 0.8%
Costa Rica Government International Bonds:
5.63%, 4/30/2043	376,000	337,049
6.13%, 2/19/2031	200,000	202,704
6.55%, 4/3/2034	200,000	205,402
7.00%, 4/4/2044	200,000	203,312
7.16%, 3/12/2045	200,000	205,799
7.30%, 11/13/2054 (b)	500,000	517,003
		1,671,269
Security Description	Principal Amount	Value
DOMINICAN REPUBLIC — 3.0%
Dominican Republic International Bonds:
4.88%, 9/23/2032	$900,000	$818,502
5.30%, 1/21/2041	400,000	337,011
5.50%, 2/22/2029	470,000	462,403
5.88%, 1/30/2060	450,000	380,285
6.00%, 7/19/2028	850,000	854,739
6.00%, 2/22/2033	375,000	364,769
6.40%, 6/5/2049	700,000	653,284
6.50%, 2/15/2048	550,000	519,834
6.95%, 3/15/2037	500,000	505,664
7.05%, 2/3/2031	525,000	543,529
7.15%, 2/24/2055	315,000	316,569
7.45%, 4/30/2044	298,000	312,695
		6,069,284
ECUADOR — 0.8%
Ecuador Government International Bonds:
Zero Coupon, 7/31/2030	200,000	95,517
5.50%, 7/31/2035 (d)	2,400,000	1,165,185
6.90%, 7/31/2030 (d)	600,000	354,772
		1,615,474
EGYPT — 2.2%
Egypt Government International Bonds:
5.80%, 9/30/2027	400,000	374,000
5.88%, 2/16/2031	325,000	266,500
7.05%, 1/15/2032	400,000	337,000
7.30%, 9/30/2033 (a)	375,000	309,009
7.50%, 1/31/2027	500,000	492,542
7.50%, 2/16/2061	400,000	266,980
7.60%, 3/1/2029	650,000	619,383
7.90%, 2/21/2048	850,000	607,628
8.50%, 1/31/2047	550,000	417,047
8.63%, 2/4/2030	100,000	96,750
8.88%, 5/29/2050	300,000	232,497
9.45%, 2/4/2033	400,000	377,500
		4,396,836
EL SALVADOR — 0.3%
El Salvador Government International Bonds:
9.25%, 4/17/2030	300,000	311,308
9.65%, 11/21/2054	200,000	201,315
		512,623
GHANA — 0.7%
Ghana Government International Bonds:
1.50%, 1/3/2037	400,000	166,140
5.00%, 7/3/2029 (d)	750,000	655,800
5.00%, 7/3/2035 (d)	850,000	606,008
		1,427,948

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
GUATEMALA — 0.3%
Guatemala Government Bonds:
6.13%, 6/1/2050	$407,000	$365,557
6.60%, 6/13/2036	200,000	201,491
		567,048
HUNGARY — 2.2%
Hungary Government International Bonds:
5.25%, 6/16/2029	400,000	398,279
5.50%, 3/26/2036	300,000	286,846
6.13%, 5/22/2028	625,000	641,619
6.25%, 9/22/2032 (a)	1,150,000	1,184,960
6.75%, 9/25/2052	600,000	615,000
7.63%, 3/29/2041	624,000	703,578
MFB Magyar Fejlesztesi Bank Zrt 6.50%, 6/29/2028	450,000	463,542
		4,293,824
INDIA — 0.7%
Export-Import Bank of India:
2.25%, 1/13/2031	600,000	515,532
3.38%, 8/5/2026	300,000	294,770
3.88%, 2/1/2028	250,000	243,738
5.50%, 1/13/2035	300,000	302,388
		1,356,428
INDONESIA — 4.0%
Indonesia Government International Bonds:
2.85%, 2/14/2030	200,000	182,414
3.40%, 9/18/2029	200,000	188,738
3.85%, 10/15/2030	800,000	758,727
4.15%, 9/20/2027	200,000	198,345
4.45%, 4/15/2070	300,000	236,834
4.55%, 1/11/2028	250,000	249,439
4.75%, 2/11/2029	100,000	99,953
4.75%, 9/10/2034	400,000	385,794
4.85%, 1/11/2033	200,000	196,108
5.10%, 2/10/2054	400,000	364,953
5.25%, 1/17/2042	300,000	287,450
5.60%, 1/15/2035	400,000	410,326
5.65%, 1/11/2053	300,000	294,456
5.95%, 1/8/2046	1,050,000	1,075,918
6.63%, 2/17/2037	200,000	219,984
6.75%, 1/15/2044	300,000	335,362
7.75%, 1/17/2038	300,000	362,471
Perusahaan Penerbit SBSN Indonesia III:
4.15%, 3/29/2027	400,000	397,055
4.45%, 2/20/2029	200,000	198,034
4.70%, 6/6/2032	200,000	195,140
5.00%, 5/25/2030	400,000	401,203
5.25%, 11/25/2034	200,000	199,350
5.40%, 11/15/2028	500,000	511,447
Security Description	Principal Amount	Value
5.60%, 11/15/2033	$300,000	$308,307
		8,057,808
IRAQ — 0.1%
Iraq International Bonds 5.80%, 1/15/2028	243,750	238,973
IVORY COAST — 0.6%
Ivory Coast Government International Bonds:
6.13%, 6/15/2033	400,000	355,840
7.63%, 1/30/2033	300,000	291,729
8.08%, 4/1/2036 (c)	600,000	574,493
8.25%, 1/30/2037	50,000	48,002
		1,270,064
JAMAICA — 0.6%
Jamaica Government International Bonds:
6.75%, 4/28/2028	400,000	409,598
7.88%, 7/28/2045	400,000	459,600
8.00%, 3/15/2039	279,000	322,714
		1,191,912
JORDAN — 0.5%
Jordan Government International Bonds:
5.75%, 1/31/2027	300,000	294,000
6.13%, 1/29/2026	100,000	99,621
7.38%, 10/10/2047	300,000	261,310
7.50%, 1/13/2029	200,000	199,964
7.75%, 1/15/2028	200,000	202,600
		1,057,495
KAZAKHSTAN — 0.5%
Kazakhstan Government International Bonds:
4.71%, 4/9/2035	300,000	290,538
4.88%, 10/14/2044	400,000	369,111
6.50%, 7/21/2045	365,000	399,298
		1,058,947
KENYA — 0.8%
Republic of Kenya Government International Bonds:
7.25%, 2/28/2028	350,000	336,814
8.25%, 2/28/2048	450,000	356,630
9.50%, 3/5/2036	510,000	468,157
9.75%, 2/16/2031	400,000	391,500
		1,553,101
KUWAIT — 0.5%
Kuwait International Government Bonds 3.50%, 3/20/2027	1,050,000	1,029,400

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
LEBANON — 0.1%
Lebanon Government International Bonds:
Series GMTN, 6.60%, 11/27/2026 (e)	$400,000	$62,080
Series GMTN, 6.65%, 2/26/2030 (e)	350,000	56,175
6.85%, 3/23/2027 (e)	325,000	52,278
Series EMTN, 6.85%, 5/25/2029 (e)	400,000	62,764
7.00%, 3/23/2032 (e)	250,000	40,376
		273,673
MALAYSIA — 0.1%
Malaysia Wakala Sukuk Bhd. 2.07%, 4/28/2031	300,000	263,233
MEXICO — 2.8%
Mexico Government International Bonds:
2.66%, 5/24/2031	300,000	253,069
3.25%, 4/16/2030	350,000	316,318
3.75%, 4/19/2071	350,000	196,773
3.77%, 5/24/2061	250,000	146,247
4.28%, 8/14/2041	300,000	228,084
4.40%, 2/12/2052	292,000	203,021
4.60%, 1/23/2046	200,000	149,263
4.75%, 4/27/2032	450,000	418,594
Series MTN, 4.75%, 3/8/2044	950,000	739,835
5.00%, 4/27/2051	200,000	153,882
5.40%, 2/9/2028	400,000	403,911
Series GMTN, 5.75%, 10/12/2110	150,000	117,942
6.00%, 5/7/2036	400,000	387,718
6.35%, 2/9/2035	400,000	401,263
6.40%, 5/7/2054	500,000	457,889
6.88%, 5/13/2037	350,000	359,428
7.38%, 5/13/2055	300,000	307,604
Series MTN, 7.50%, 4/8/2033	250,000	274,217
		5,515,058
MOROCCO — 0.5%
Morocco Government International Bonds:
4.00%, 12/15/2050	428,000	290,524
5.95%, 3/8/2028	375,000	380,801
6.50%, 9/8/2033	300,000	311,443
		982,768
NIGERIA — 1.6%
Nigeria Government International Bonds:
6.13%, 9/28/2028	500,000	455,754
7.14%, 2/23/2030	500,000	452,500
7.38%, 9/28/2033	350,000	295,454
7.63%, 11/28/2047	600,000	453,195
7.70%, 2/23/2038	300,000	243,003
8.38%, 3/24/2029	300,000	289,660
Security Description	Principal Amount	Value
8.75%, 1/21/2031	$400,000	$381,524
10.38%, 12/9/2034	550,000	551,912
		3,123,002
OMAN — 2.5%
Oman Government International Bonds:
4.75%, 6/15/2026	550,000	546,910
5.38%, 3/8/2027	300,000	301,210
5.63%, 1/17/2028	300,000	301,968
6.00%, 8/1/2029	946,000	970,859
6.25%, 1/25/2031	450,000	467,387
6.50%, 3/8/2047	400,000	405,007
6.75%, 10/28/2027	507,000	526,266
6.75%, 1/17/2048	510,000	526,671
7.00%, 1/25/2051 (a)	325,000	345,674
7.38%, 10/28/2032	520,000	576,800
		4,968,752
PAKISTAN — 0.6%
Pakistan Government International Bonds:
6.00%, 4/8/2026	200,000	189,582
6.88%, 12/5/2027	650,000	592,670
7.38%, 4/8/2031	200,000	170,638
Pakistan Water & Power Development Authority 7.50%, 6/4/2031	200,000	158,420
		1,111,310
PANAMA — 2.4%
Panama Government International Bonds:
2.25%, 9/29/2032	525,000	381,910
3.16%, 1/23/2030	200,000	174,488
3.30%, 1/19/2033	250,000	195,195
3.87%, 7/23/2060	500,000	268,908
3.88%, 3/17/2028	200,000	190,102
4.30%, 4/29/2053	285,000	174,060
4.50%, 5/15/2047	360,000	237,490
4.50%, 4/16/2050	296,000	189,196
4.50%, 4/1/2056	565,000	344,927
4.50%, 1/19/2063	375,000	227,449
6.40%, 2/14/2035	300,000	282,100
6.70%, 1/26/2036	700,000	671,423
6.85%, 3/28/2054	325,000	284,887
6.88%, 1/31/2036	600,000	578,152
7.88%, 3/1/2057	300,000	295,286
8.00%, 3/1/2038	300,000	310,242
		4,805,815
PARAGUAY — 0.4%
Paraguay Government International Bonds:
4.95%, 4/28/2031	200,000	194,086
5.40%, 3/30/2050	350,000	300,757

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
6.65%, 3/4/2055	$200,000	$201,171
		696,014
PERU — 2.3%
Peru Government International Bonds:
1.86%, 12/1/2032	100,000	78,247
2.78%, 1/23/2031	817,000	718,715
2.78%, 12/1/2060	275,000	150,029
3.00%, 1/15/2034	650,000	537,841
3.23%, 7/28/2121	400,000	214,985
3.30%, 3/11/2041	450,000	331,425
3.55%, 3/10/2051	350,000	241,012
3.60%, 1/15/2072	200,000	124,193
5.38%, 2/8/2035	650,000	638,179
5.63%, 11/18/2050	655,000	623,513
5.88%, 8/8/2054	375,000	363,528
8.75%, 11/21/2033	515,000	626,586
		4,648,253
PHILIPPINES — 3.8%
Philippines Government International Bonds:
1.65%, 6/10/2031	536,000	445,876
2.46%, 5/5/2030	657,000	591,297
2.65%, 12/10/2045	375,000	240,152
2.95%, 5/5/2045	600,000	408,465
3.20%, 7/6/2046	700,000	489,950
3.70%, 3/1/2041	561,000	451,889
3.75%, 1/14/2029	441,000	427,858
3.95%, 1/20/2040	488,000	414,910
4.75%, 3/5/2035	250,000	242,131
5.00%, 7/17/2033	600,000	594,775
5.50%, 2/4/2035	300,000	308,220
5.50%, 1/17/2048	300,000	294,234
5.60%, 5/14/2049	300,000	296,407
5.61%, 4/13/2033	200,000	205,722
5.90%, 2/4/2050	300,000	308,660
6.38%, 10/23/2034	676,000	738,561
7.75%, 1/14/2031	400,000	460,636
9.50%, 2/2/2030	250,000	301,637
ROP Sukuk Trust 5.05%, 6/6/2029	450,000	455,348
		7,676,728
POLAND — 3.5%
Bank Gospodarstwa Krajowego:
5.38%, 5/22/2033 (a)	550,000	549,124
5.75%, 7/9/2034 (a)	300,000	305,580
6.25%, 10/31/2028	400,000	419,952
6.25%, 7/9/2054	400,000	402,489
Republic of Poland Government International Bonds:
4.63%, 3/18/2029	300,000	300,005
4.88%, 2/12/2030	485,000	489,441
4.88%, 10/4/2033	650,000	639,772
5.13%, 9/18/2034	400,000	396,655
Security Description	Principal Amount	Value
5.38%, 2/12/2035	$875,000	$880,295
5.50%, 11/16/2027	750,000	769,391
5.50%, 4/4/2053	750,000	708,641
5.50%, 3/18/2054	725,000	681,567
5.75%, 11/16/2032	450,000	471,752
		7,014,664
QATAR — 3.6%
Qatar Government International Bonds:
3.25%, 6/2/2026	400,000	394,990
4.00%, 3/14/2029	1,000,000	986,247
4.40%, 4/16/2050	950,000	814,201
4.50%, 2/27/2028	450,000	452,734
4.50%, 4/23/2028	850,000	855,270
4.63%, 5/29/2029	300,000	302,256
4.63%, 6/2/2046	500,000	454,640
4.75%, 5/29/2034 (a)	400,000	404,168
4.82%, 3/14/2049	1,250,000	1,145,525
4.88%, 2/27/2035	450,000	457,335
5.10%, 4/23/2048	1,050,000	1,005,270
		7,272,636
ROMANIA — 2.4%
Romania Government International Bonds:
3.63%, 3/27/2032 (a)	338,000	282,410
4.00%, 2/14/2051	350,000	214,423
5.13%, 6/15/2048	500,000	377,783
5.25%, 11/25/2027	300,000	298,774
5.75%, 3/24/2035	458,000	413,724
5.88%, 1/30/2029	474,000	472,023
6.00%, 5/25/2034	250,000	234,311
6.38%, 1/30/2034	650,000	627,113
6.63%, 2/17/2028	720,000	739,522
7.13%, 1/17/2033	524,000	534,150
7.50%, 2/10/2037	250,000	254,245
7.63%, 1/17/2053 (a)	350,000	348,243
		4,796,721
SAUDI ARABIA — 4.0%
KSA Sukuk Ltd.:
3.63%, 4/20/2027	200,000	196,460
5.25%, 6/4/2027	200,000	202,700
5.25%, 6/4/2030	250,000	255,125
Saudi Government International Bonds:
2.50%, 2/3/2027	440,000	424,125
2.75%, 2/3/2032	200,000	175,585
3.25%, 10/26/2026	250,000	245,825
3.25%, 10/22/2030	525,000	484,989
3.45%, 2/2/2061	300,000	185,939
3.63%, 3/4/2028	550,000	534,325
3.75%, 1/21/2055	450,000	306,000
4.50%, 4/17/2030	200,000	197,519
4.50%, 10/26/2046	664,000	544,580

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 4/22/2060	$425,000	$332,125
4.63%, 10/4/2047	200,000	166,558
4.75%, 1/18/2028	550,000	552,295
4.75%, 1/16/2030	400,000	399,500
4.88%, 7/18/2033	425,000	419,460
5.00%, 1/16/2034	700,000	694,925
5.00%, 4/17/2049 (a)	300,000	261,862
5.00%, 1/18/2053	200,000	171,520
5.13%, 1/13/2028	225,000	227,713
5.38%, 1/13/2031 (a)	300,000	307,320
5.50%, 10/25/2032	325,000	333,970
5.75%, 1/16/2054	200,000	190,753
SRC Sukuk Ltd. 5.38%, 2/27/2035	200,000	202,300
		8,013,473
SENEGAL — 0.3%
Senegal Government International Bonds:
6.25%, 5/23/2033	400,000	298,527
6.75%, 3/13/2048	200,000	130,500
7.75%, 6/10/2031	200,000	169,318
		598,345
SERBIA — 0.4%
Serbia International Bonds:
2.13%, 12/1/2030	200,000	164,619
6.00%, 6/12/2034 (a)	300,000	296,717
6.50%, 9/26/2033	350,000	360,299
		821,635
SOUTH AFRICA — 2.2%
Republic of South Africa Government International Bonds:
4.30%, 10/12/2028	600,000	565,359
4.85%, 9/27/2027	350,000	343,329
4.85%, 9/30/2029	375,000	352,889
5.00%, 10/12/2046	550,000	378,312
5.38%, 7/24/2044	350,000	261,231
5.65%, 9/27/2047	300,000	221,241
5.75%, 9/30/2049	500,000	367,984
5.88%, 6/22/2030	350,000	339,701
5.88%, 4/20/2032	400,000	380,377
6.30%, 6/22/2048	350,000	279,659
7.10%, 11/19/2036	600,000	581,676
7.30%, 4/20/2052	300,000	265,439
		4,337,197
SRI LANKA — 0.8%
Sri Lanka Government International Bonds:
3.10%, 1/15/2030 (b) (d),(d)	528,795	466,001
3.35%, 3/15/2033 (b) (d),(d)	472,815	369,977
3.60%, 6/15/2035 (b) (d)	336,140	226,895
3.60%, 2/15/2038 (b) (d),(d)	466,774	365,834
Security Description	Principal Amount	Value
4.00%, 4/15/2028 (b)	178,214	$166,630
		1,595,337
TRINIDAD AND TOBAGO — 0.2%
Trinidad & Tobago Government International Bonds 4.50%, 6/26/2030	$350,000	322,766
TURKEY — 4.9%
Hazine Mustesarligi Varlik Kiralama AS:
6.50%, 4/26/2030 (a)	300,000	296,616
8.51%, 1/14/2029	650,000	689,974
9.76%, 11/13/2025	450,000	462,121
Republic of Turkiye 6.50%, 1/3/2035	690,000	640,846
Turkiye Government International Bonds:
4.75%, 1/26/2026	300,000	298,517
4.88%, 4/16/2043	250,000	174,253
5.13%, 2/17/2028	325,000	314,572
5.25%, 3/13/2030	400,000	371,819
5.75%, 5/11/2047	300,000	224,851
5.88%, 6/26/2031	375,000	348,642
5.95%, 1/15/2031	250,000	234,507
6.00%, 3/25/2027	598,000	597,103
6.00%, 1/14/2041	600,000	490,531
6.13%, 10/24/2028	300,000	296,959
6.50%, 9/20/2033	550,000	515,203
6.63%, 2/17/2045	625,000	524,246
7.13%, 2/12/2032	400,000	392,921
7.13%, 7/17/2032	350,000	343,365
7.63%, 4/26/2029	325,000	334,109
7.63%, 5/15/2034	200,000	201,589
8.00%, 2/14/2034	100,000	104,586
8.60%, 9/24/2027	450,000	474,921
9.38%, 3/14/2029	350,000	381,279
9.38%, 1/19/2033	550,000	609,273
9.88%, 1/15/2028	450,000	489,530
		9,812,333
UKRAINE — 0.9%
Ukraine Government International Bonds:
1.75%, 2/1/2034 (d)	900,000	481,788
1.75%, 2/1/2035 (d)	775,000	407,263
1.75%, 2/1/2036 (d)	800,000	412,931
3.00%, 2/1/2035 (d)	975,000	536,250
		1,838,232
UNITED ARAB EMIRATES — 3.4%
Abu Dhabi Government International Bonds:
2.50%, 9/30/2029	500,000	462,672
3.13%, 5/3/2026	500,000	493,662
3.13%, 10/11/2027	600,000	584,340
3.13%, 4/16/2030	650,000	615,255

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.88%, 4/16/2050	$1,150,000	$897,009
4.88%, 4/30/2029	450,000	458,643
5.00%, 4/30/2034	300,000	307,783
5.50%, 4/30/2054	550,000	551,848
Emirate of Dubai Government International Bonds Series EMTN, 3.90%, 9/9/2050	350,000	253,708
Finance Department Government of Sharjah:
4.00%, 7/28/2050	200,000	129,500
6.50%, 11/23/2032	200,000	207,476
Sharjah Sukuk Program Ltd.:
2.94%, 6/10/2027	200,000	190,182
Series EMTN, 4.23%, 3/14/2028	200,000	194,247
5.43%, 4/17/2035	300,000	295,613
UAE International Government Bonds:
2.00%, 10/19/2031	250,000	215,625
4.05%, 7/7/2032	600,000	584,271
4.95%, 7/7/2052	350,000	323,750
		6,765,584
URUGUAY — 1.9%
Oriental Republic of Uruguay 5.25%, 9/10/2060	174,378	159,492
Uruguay Government International Bonds:
4.38%, 1/23/2031	700,000	687,586
4.98%, 4/20/2055	750,000	671,523
5.10%, 6/18/2050	870,000	807,484
5.44%, 2/14/2037	399,661	404,205
5.75%, 10/28/2034	300,000	312,238
7.63%, 3/21/2036	550,000	650,921
		3,693,449
ZAMBIA — 0.2%
Zambia Government International Bonds:
0.50%, 12/31/2053	330,000	202,033
5.75%, 6/30/2033 (d)	319,764	279,993
		482,026
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $179,482,250)		170,510,191

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 5.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (f) (g)	864,258	$864,258
State Street Navigator Securities Lending Portfolio II (h) (i)	10,344,039	10,344,039
TOTAL SHORT-TERM INVESTMENTS (Cost $11,208,297)		11,208,297
TOTAL INVESTMENTS — 103.3% (Cost $216,494,978)		206,649,101
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.3)%		(6,517,312)
NET ASSETS — 100.0%		$200,131,789
(a)	All or a portion of the shares of the security are on loan at March 31, 2025.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.8% of net assets as of March 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	When-issued security.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2025. Maturity date shown is the final maturity.
(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2025.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note

At March 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures (short)	(8)	06/18/2025	$(881,500)	$(889,750)	$(8,250)
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$24,930,613	$—	$24,930,613
Foreign Government Obligations	—	170,510,191	—	170,510,191
Short-Term Investments	11,208,297	—	—	11,208,297
TOTAL INVESTMENTS	$11,208,297	$195,440,804	$—	$206,649,101
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(8,250)	$—	$—	$(8,250)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(8,250)	$—	$—	$(8,250)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	449,082	$449,216	$10,719,422	$11,168,638	$15	$(15)	—	$—	$6,258
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	46,693,192	45,828,934	—	—	864,258	864,258	26,637
State Street Navigator Securities Lending Portfolio II	2,940,500	2,940,500	63,462,636	56,059,097	—	—	10,344,039	10,344,039	16,309
Total		$3,389,716	$120,875,250	$113,056,669	$15	$(15)		$11,208,297	$49,204
See accompanying notes to Schedule of Investments.

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.3%
AEROSPACE & DEFENSE — 4.6%
BAE Systems PLC 5.30%, 3/26/2034 (a)	$83,000	$83,987
Boeing Co.:
3.63%, 2/1/2031	80,000	74,144
5.04%, 5/1/2027	115,000	115,498
5.15%, 5/1/2030	237,000	238,312
5.71%, 5/1/2040	161,000	156,258
5.81%, 5/1/2050	280,000	266,615
5.93%, 5/1/2060	188,000	176,267
6.30%, 5/1/2029	70,000	73,326
6.53%, 5/1/2034	120,000	128,420
6.86%, 5/1/2054	145,000	157,424
7.01%, 5/1/2064	75,000	81,138
L3Harris Technologies, Inc. 5.40%, 7/31/2033	80,000	80,959
Lockheed Martin Corp. 4.09%, 9/15/2052	90,000	71,510
Northrop Grumman Corp.:
3.25%, 1/15/2028	110,000	106,490
4.03%, 10/15/2047	115,000	91,666
RTX Corp.:
4.13%, 11/16/2028	161,000	158,714
4.50%, 6/1/2042	230,000	202,079
6.10%, 3/15/2034	14,000	15,001
6.40%, 3/15/2054	92,000	100,736
		2,378,544
AGRICULTURE — 3.3%
Altria Group, Inc.:
2.45%, 2/4/2032	140,000	117,995
3.88%, 9/16/2046	90,000	65,730
4.80%, 2/14/2029	69,000	69,107
5.38%, 1/31/2044	58,000	55,276
5.80%, 2/14/2039	110,000	110,286
5.95%, 2/14/2049	142,000	139,836
BAT Capital Corp.:
2.26%, 3/25/2028	80,000	74,701
3.56%, 8/15/2027	155,000	151,233
4.39%, 8/15/2037	133,000	116,683
4.54%, 8/15/2047	90,000	71,704
Philip Morris International, Inc.:
4.88%, 2/15/2028	65,000	65,823
5.13%, 11/17/2027	90,000	91,542
5.13%, 2/15/2030	95,000	96,799
5.25%, 2/13/2034	107,000	107,787
5.38%, 2/15/2033	125,000	127,377
5.75%, 11/17/2032	75,000	78,472
6.38%, 5/16/2038	75,000	82,213
Reynolds American, Inc. 5.85%, 8/15/2045	119,000	113,377
		1,735,941
Security Description	Principal Amount	Value
AIRLINES — 0.7%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028 (a)	$183,000	$182,164
Southwest Airlines Co. 5.13%, 6/15/2027	100,000	100,667
United Airlines, Inc. 4.63%, 4/15/2029 (a)	100,000	94,658
		377,489
APPAREL — 0.2%
NIKE, Inc.:
2.85%, 3/27/2030	77,000	71,268
3.38%, 3/27/2050	77,000	54,769
		126,037
AUTO MANUFACTURERS — 2.7%
Ford Motor Co.:
3.25%, 2/12/2032	89,000	73,252
4.75%, 1/15/2043	120,000	90,737
6.10%, 8/19/2032	182,000	178,257
Ford Motor Credit Co. LLC:
4.00%, 11/13/2030	92,000	82,360
4.95%, 5/28/2027	83,000	81,825
5.11%, 5/3/2029	93,000	89,577
5.80%, 3/8/2029	16,000	15,836
5.85%, 5/17/2027	89,000	89,453
6.13%, 3/8/2034	77,000	73,761
6.80%, 5/12/2028	14,000	14,361
6.80%, 11/7/2028	98,000	100,672
7.35%, 11/4/2027	103,000	106,729
General Motors Co. 6.25%, 10/2/2043	77,000	73,922
General Motors Financial Co., Inc.:
5.80%, 6/23/2028	60,000	61,226
5.80%, 1/7/2029	93,000	94,688
6.10%, 1/7/2034	83,000	83,291
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031	87,000	102,471
		1,412,418
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv Swiss Holdings Ltd. 3.10%, 12/1/2051	80,000	46,733
BANKS — 28.0%
Bank of America Corp.:
SOFR + 0.96%, 1.73%, 7/22/2027 (b)	288,000	277,550
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (b)	259,000	183,410
SOFR + 1.32%, 2.69%, 4/22/2032 (b)	242,000	212,885
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (b)	346,000	335,288

See accompanying notes to Schedule of Investments.

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (b)	$297,000	$233,282
Series MTN, SOFR + 2.16%, 5.02%, 7/22/2033 (b)	220,000	218,841
SOFR + 1.91%, 5.29%, 4/25/2034 (b)	290,000	290,970
SOFR + 1.65%, 5.47%, 1/23/2035 (b)	251,000	254,322
BNP Paribas SA SOFR + 1.62%, 5.79%, 1/13/2033 (a) (b)	125,000	127,691
Citigroup, Inc.:
SOFR + 0.77%, 1.46%, 6/9/2027 (b)	130,000	125,211
SOFR + 1.17%, 2.56%, 5/1/2032 (b)	161,000	139,700
SOFR + 2.11%, 2.57%, 6/3/2031 (b)	187,000	166,437
SOFR + 1.35%, 3.06%, 1/25/2033 (b)	161,000	141,012
SOFR + 1.94%, 3.79%, 3/17/2033 (b)	161,000	147,268
3 mo. USD Term SOFR + 1.82%, 3.89%, 1/10/2028 (b)	140,000	138,307
SOFR + 3.91%, 4.41%, 3/31/2031 (b)	261,000	254,276
4.45%, 9/29/2027	148,000	147,238
SOFR + 1.34%, 4.54%, 9/19/2030 (b)	214,000	210,973
SOFR + 1.36%, 5.17%, 2/13/2030 (b)	102,000	103,214
SOFR + 1.83%, 6.02%, 1/24/2036 (b)	135,000	136,095
SOFR + 2.66%, 6.17%, 5/25/2034 (b)	171,000	174,891
Goldman Sachs Group, Inc.:
SOFR + 0.91%, 1.95%, 10/21/2027 (b)	224,000	214,837
SOFR + 1.25%, 2.38%, 7/21/2032 (b)	216,000	184,811
SOFR + 1.28%, 2.62%, 4/22/2032 (b)	188,000	164,017
SOFR + 1.26%, 2.65%, 10/21/2032 (b)	161,000	138,948
SOFR + 1.41%, 3.10%, 2/24/2033 (b)	216,000	190,203
SOFR + 1.85%, 3.62%, 3/15/2028 (b)	176,000	172,732
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (b)	187,000	184,355
SOFR + 1.42%, 5.02%, 10/23/2035 (b)	192,000	186,613
SOFR + 1.55%, 5.33%, 7/23/2035 (b)	149,000	148,232
SOFR + 1.58%, 5.56%, 11/19/2045 (b)	160,000	155,880
Security Description	Principal Amount	Value
6.75%, 10/1/2037	$291,000	$314,316
HSBC Holdings PLC:
SOFR + 1.19%, 2.80%, 5/24/2032 (b)	161,000	140,670
3 mo. USD Term SOFR + 1.87%, 3.97%, 5/22/2030 (b)	161,000	154,887
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (b)	130,000	128,376
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (b)	156,000	154,516
4.95%, 3/31/2030	132,000	132,428
SOFR + 1.29%, 5.29%, 11/19/2030 (b)	51,000	51,509
SOFR + 2.87%, 5.40%, 8/11/2033 (b)	130,000	131,208
SOFR + 1.57%, 5.89%, 8/14/2027 (b)	129,000	131,039
SOFR + 2.39%, 6.25%, 3/9/2034 (b) (c)	136,000	143,529
SOFR + 2.65%, 6.33%, 3/9/2044 (b)	150,000	159,684
SOFR + 3.35%, 7.39%, 11/3/2028 (b)	151,000	160,421
JPMorgan Chase & Co.:
SOFR + 0.89%, 1.58%, 4/22/2027 (b)	187,000	181,311
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (b)	170,000	149,317
3 mo. USD Term SOFR + 1.51%, 2.74%, 10/15/2030 (b)	198,000	181,599
SOFR + 1.26%, 2.96%, 1/25/2033 (b)	187,000	164,937
SOFR + 1.58%, 3.33%, 4/22/2052 (b)	188,000	130,283
SOFR + 1.99%, 4.85%, 7/25/2028 (b)	189,000	190,180
SOFR + 2.08%, 4.91%, 7/25/2033 (b)	240,000	237,833
SOFR + 1.46%, 5.29%, 7/22/2035 (b)	77,000	77,258
SOFR + 1.85%, 5.35%, 6/1/2034 (b)	210,000	213,245
SOFR + 2.58%, 5.72%, 9/14/2033 (b)	240,000	246,549
SOFR + 1.81%, 6.25%, 10/23/2034 (b)	240,000	257,410
Morgan Stanley:
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (b)	271,000	260,492
SOFR + 0.88%, 1.59%, 5/4/2027 (b)	82,000	79,409
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (b)	187,000	158,862
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (b)	187,000	169,347

See accompanying notes to Schedule of Investments.

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (b)	$131,000	$123,577
Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (b)	152,000	148,612
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (b)	161,000	158,943
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (b)	175,000	174,892
SOFR + 1.56%, 5.32%, 7/19/2035 (b)	186,000	185,822
SOFR + 1.71%, 5.52%, 11/19/2055 (b)	130,000	126,769
SOFR + 1.42%, 5.59%, 1/18/2036 (b)	195,000	199,040
SOFR + 1.58%, 5.83%, 4/19/2035 (b)	147,000	152,314
PNC Financial Services Group, Inc.:
SOFR + 1.84%, 5.58%, 6/12/2029 (b)	135,000	138,805
SOFR + 2.28%, 6.88%, 10/20/2034 (b)	116,000	128,144
Sumitomo Mitsui Financial Group, Inc. 3.04%, 7/16/2029	135,000	126,186
UBS AG 7.50%, 2/15/2028	139,000	149,638
UBS Group AG:
SOFR + 1.73%, 3.09%, 5/14/2032 (a) (b)	151,179	134,468
SOFR + 3.73%, 4.19%, 4/1/2031 (a) (b)	187,000	179,900
4.28%, 1/9/2028 (a)	110,000	108,598
SOFR + 3.92%, 6.54%, 8/12/2033 (a) (b)	150,778	161,380
Wells Fargo & Co.:
Series MTN, 3 mo. USD Term SOFR + 1.43%, 2.88%, 10/30/2030 (b)	108,000	99,456
SOFR + 2.53%, 3.07%, 4/30/2041 (b)	178,000	132,431
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (b)	171,000	153,295
Series MTN, SOFR + 1.51%, 3.53%, 3/24/2028 (b)	286,000	280,182
Series MTN, SOFR + 2.10%, 4.90%, 7/25/2033 (b)	189,000	186,102
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (b)	290,000	260,948
SOFR + 2.02%, 5.39%, 4/24/2034 (b)	325,000	327,056
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (b)	198,000	201,250
Security Description	Principal Amount	Value
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (b)	$283,000	$290,555
		14,588,467
BEVERAGES — 4.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	251,000	241,876
4.90%, 2/1/2046	494,000	454,258
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	110,000	104,745
4.00%, 4/13/2028 (c)	96,000	95,390
4.75%, 1/23/2029	219,000	221,061
5.45%, 1/23/2039	75,000	76,137
5.55%, 1/23/2049	211,000	211,146
5.80%, 1/23/2059	120,000	123,593
Coca-Cola Co.:
1.65%, 6/1/2030	77,000	67,154
2.25%, 1/5/2032 (c)	100,000	87,192
2.50%, 3/15/2051	40,000	23,851
5.20%, 1/14/2055	77,000	74,064
5.40%, 5/13/2064	123,000	120,058
Molson Coors Beverage Co. 4.20%, 7/15/2046	99,000	79,654
PepsiCo, Inc.:
2.75%, 3/19/2030	115,000	106,295
3.00%, 10/15/2027	35,000	34,025
		2,120,499
BIOTECHNOLOGY — 2.4%
Amgen, Inc.:
4.66%, 6/15/2051	168,000	143,276
5.15%, 3/2/2028	90,000	91,579
5.25%, 3/2/2030	170,000	173,842
5.25%, 3/2/2033	318,000	322,047
5.60%, 3/2/2043	145,000	143,618
5.65%, 3/2/2053	223,000	218,329
5.75%, 3/2/2063	140,000	136,288
		1,228,979
CHEMICALS — 0.6%
DuPont de Nemours, Inc.:
4.73%, 11/15/2028	125,000	125,535
5.42%, 11/15/2048	110,000	110,803
Sherwin-Williams Co. 3.45%, 6/1/2027	77,000	75,336
		311,674
COMPUTERS — 1.4%
Apple, Inc.:
2.65%, 2/8/2051	179,000	111,837
3.85%, 5/4/2043	136,000	113,803
4.65%, 2/23/2046	216,000	198,994

See accompanying notes to Schedule of Investments.

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
International Business Machines Corp.:
3.50%, 5/15/2029	$161,000	$154,483
4.25%, 5/15/2049	157,000	127,612
		706,729
CONSTRUCTION MATERIALS — 0.4%
Carrier Global Corp.:
2.72%, 2/15/2030	110,000	100,534
3.38%, 4/5/2040	80,000	62,864
3.58%, 4/5/2050	70,000	50,794
		214,192
COSMETICS/PERSONAL CARE — 0.1%
Kenvue, Inc. 5.05%, 3/22/2053	83,000	77,584
DIVERSIFIED FINANCIAL SERVICES — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.00%, 10/29/2028	190,000	178,499
3.30%, 1/30/2032	221,000	195,782
Visa, Inc. 4.30%, 12/14/2045	187,000	162,842
		537,123
ELECTRIC — 2.4%
Berkshire Hathaway Energy Co. 6.13%, 4/1/2036	67,000	71,247
Dominion Energy, Inc. Series C, 3.38%, 4/1/2030	83,000	77,510
Florida Power & Light Co. 2.45%, 2/3/2032	35,000	30,215
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/2028	77,000	70,992
2.25%, 6/1/2030	155,000	137,039
3.55%, 5/1/2027	77,000	75,534
Pacific Gas & Electric Co.:
2.50%, 2/1/2031	100,000	85,894
3.50%, 8/1/2050	79,000	52,459
4.50%, 7/1/2040	119,000	100,893
4.55%, 7/1/2030	165,000	159,556
4.95%, 7/1/2050	185,000	154,167
6.75%, 1/15/2053	74,000	77,126
PacifiCorp 5.80%, 1/15/2055	93,000	90,599
Southern California Edison Co. 4.00%, 4/1/2047	94,000	69,926
		1,253,157
ELECTRONICS — 0.5%
Honeywell International, Inc.:
1.75%, 9/1/2031	80,000	66,794
5.00%, 3/1/2035	77,000	76,587
5.25%, 3/1/2054	97,000	92,054
		235,435
Security Description	Principal Amount	Value
ENTERTAINMENT — 1.5%
Warnermedia Holdings, Inc.:
4.28%, 3/15/2032	$265,000	$233,044
5.05%, 3/15/2042	245,000	195,739
5.14%, 3/15/2052	360,000	262,056
5.39%, 3/15/2062	164,000	118,010
		808,849
ENVIRONMENTAL CONTROL — 0.1%
Waste Management, Inc. 4.95%, 3/15/2035	77,000	76,544
FOOD — 1.3%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 5.75%, 4/1/2033	88,000	89,451
Kraft Heinz Foods Co.:
4.38%, 6/1/2046	141,000	115,337
5.20%, 7/15/2045	95,000	87,121
Kroger Co.:
5.00%, 9/15/2034	111,000	108,457
5.50%, 9/15/2054	110,000	103,738
5.65%, 9/15/2064	82,000	77,290
Tyson Foods, Inc. 5.10%, 9/28/2048	85,000	76,574
		657,968
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories 4.90%, 11/30/2046	166,000	156,840
HEALTH CARE SERVICES — 1.5%
Centene Corp. 4.63%, 12/15/2029	180,000	172,346
Cigna Group:
4.38%, 10/15/2028	195,000	193,478
4.90%, 12/15/2048	161,000	140,352
HCA, Inc. 3.50%, 9/1/2030	152,000	140,930
UnitedHealth Group, Inc. 5.63%, 7/15/2054	143,000	140,210
		787,316
HOUSEHOLD PRODUCTS — 0.1%
Procter & Gamble Co. 3.00%, 3/25/2030	80,000	75,293
INSURANCE — 1.7%
Arthur J Gallagher & Co.:
5.15%, 2/15/2035	75,000	74,235
5.55%, 2/15/2055	75,000	71,801
Berkshire Hathaway Finance Corp.:
2.85%, 10/15/2050	129,000	82,561
3.85%, 3/15/2052	145,000	111,422
4.20%, 8/15/2048	82,000	68,303
Chubb INA Holdings LLC 5.00%, 3/15/2034	88,000	87,998

See accompanying notes to Schedule of Investments.

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Equitable Holdings, Inc. 4.35%, 4/20/2028	$80,000	$79,233
Marsh & McLennan Cos., Inc.:
4.38%, 3/15/2029	87,000	86,692
5.00%, 3/15/2035	105,000	104,081
5.40%, 3/15/2055	77,000	74,157
Prudential Financial, Inc. Series MTN, 3.70%, 3/13/2051	80,000	58,682
		899,165
INTERNET — 1.8%
Amazon.com, Inc.:
2.10%, 5/12/2031	187,000	163,019
3.10%, 5/12/2051	151,000	102,805
3.15%, 8/22/2027	187,000	182,816
4.05%, 8/22/2047	187,000	155,185
Meta Platforms, Inc.:
3.85%, 8/15/2032	150,000	141,825
5.40%, 8/15/2054	176,000	172,408
		918,058
LEISURE TIME — 0.2%
Carnival Corp. 4.00%, 8/1/2028 (a)	137,000	130,970
LODGING — 0.2%
Marriott International, Inc. 5.50%, 4/15/2037	80,000	79,014
MACHINERY, CONSTRUCTION & MINING — 0.2%
Caterpillar, Inc. 3.80%, 8/15/2042	100,000	82,239
MACHINERY-DIVERSIFIED — 0.3%
John Deere Capital Corp. Series MTN, 4.95%, 7/14/2028	80,000	81,578
Otis Worldwide Corp. 2.57%, 2/15/2030	73,000	66,049
		147,627
MEDIA — 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.80%, 3/1/2050	135,000	101,731
6.48%, 10/23/2045	195,000	184,797
Comcast Corp.:
2.89%, 11/1/2051	256,000	156,130
2.94%, 11/1/2056	319,000	187,373
2.99%, 11/1/2063	206,000	116,579
4.15%, 10/15/2028	211,000	208,639
		955,249
MINING — 0.6%
BHP Billiton Finance USA Ltd.:
5.00%, 9/30/2043	133,000	124,141
5.25%, 9/8/2033	83,000	83,943
Security Description	Principal Amount	Value
Freeport-McMoRan, Inc. 5.45%, 3/15/2043	$94,000	$88,165
		296,249
OIL & GAS — 5.0%
BP Capital Markets America, Inc.:
2.72%, 1/12/2032	110,000	96,465
2.77%, 11/10/2050	65,000	39,768
2.94%, 6/4/2051	164,000	103,217
3.00%, 2/24/2050	125,000	80,544
3.06%, 6/17/2041	90,000	65,950
3.38%, 2/8/2061	105,000	67,704
4.23%, 11/6/2028	110,000	109,002
4.81%, 2/13/2033	120,000	117,951
4.89%, 9/11/2033	60,000	59,086
5.23%, 11/17/2034	34,000	34,150
BP Capital Markets PLC 3.28%, 9/19/2027	77,000	75,137
Chevron Corp. 2.24%, 5/11/2030	81,000	72,718
ConocoPhillips Co.:
4.70%, 1/15/2030	70,000	70,386
6.50%, 2/1/2039	85,000	94,179
Diamondback Energy, Inc. 5.75%, 4/18/2054	83,000	78,101
Equinor ASA 3.13%, 4/6/2030	80,000	75,005
Exxon Mobil Corp.:
2.61%, 10/15/2030	120,000	108,873
3.45%, 4/15/2051	143,000	102,292
3.48%, 3/19/2030	95,000	91,129
4.11%, 3/1/2046	138,000	113,591
4.23%, 3/19/2040	80,000	71,342
4.33%, 3/19/2050	165,000	138,043
Occidental Petroleum Corp.:
6.45%, 9/15/2036	91,000	93,663
6.63%, 9/1/2030	84,000	88,220
Phillips 66 Co. 4.88%, 11/15/2044	100,000	86,623
Shell Finance U.S., Inc. 2.75%, 4/6/2030	67,000	61,605
Shell International Finance BV:
2.38%, 11/7/2029	7,000	6,477
2.75%, 4/6/2030	8,000	7,421
3.88%, 11/13/2028	77,000	75,935
6.38%, 12/15/2038	160,000	176,988
TotalEnergies Capital SA 5.49%, 4/5/2054	92,000	88,931
Valero Energy Corp. 6.63%, 6/15/2037	72,000	77,084
		2,627,580
OIL & GAS SERVICES — 0.2%
Halliburton Co. 5.00%, 11/15/2045	91,000	81,707

See accompanying notes to Schedule of Investments.

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
PHARMACEUTICALS — 8.4%
AbbVie, Inc.:
3.20%, 11/21/2029	$295,000	$278,549
4.05%, 11/21/2039	211,000	184,776
4.25%, 11/21/2049	307,000	254,310
4.40%, 11/6/2042	110,000	97,141
4.70%, 5/14/2045	128,000	115,379
5.05%, 3/15/2034	157,000	158,037
5.40%, 3/15/2054	172,000	168,712
AstraZeneca PLC 6.45%, 9/15/2037	150,000	167,690
Bayer U.S. Finance II LLC 4.38%, 12/15/2028 (a)	185,000	180,146
Bristol-Myers Squibb Co.:
4.25%, 10/26/2049	198,000	161,751
5.55%, 2/22/2054	152,000	149,667
CVS Health Corp.:
4.30%, 3/25/2028	264,000	260,636
4.78%, 3/25/2038	269,000	241,686
5.05%, 3/25/2048	422,000	359,660
5.13%, 7/20/2045	187,000	162,777
GlaxoSmithKline Capital, Inc. 6.38%, 5/15/2038	150,000	165,431
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2028	150,000	150,264
4.65%, 5/19/2030	221,000	221,932
4.75%, 5/19/2033	260,000	256,795
5.11%, 5/19/2043	156,000	148,582
5.30%, 5/19/2053	310,000	293,986
5.34%, 5/19/2063	215,000	199,890
		4,377,797
PIPELINES — 4.4%
Cheniere Energy Partners LP:
4.00%, 3/1/2031	150,000	140,542
4.50%, 10/1/2029	14,000	13,640
5.95%, 6/30/2033	57,000	58,541
Cheniere Energy, Inc.:
4.63%, 10/15/2028	80,000	79,159
5.65%, 4/15/2034	77,000	77,745
Enbridge, Inc. 5.70%, 3/8/2033	120,000	123,054
Energy Transfer LP:
3.75%, 5/15/2030	72,000	68,055
5.00%, 5/15/2050	110,000	92,387
5.25%, 4/15/2029	77,000	77,914
5.75%, 2/15/2033	80,000	81,830
5.95%, 5/15/2054	92,000	87,862
6.25%, 4/15/2049	98,000	97,119
6.55%, 12/1/2033	73,000	78,046
Enterprise Products Operating LLC 5.55%, 2/16/2055	77,000	74,595
Kinder Morgan, Inc.:
5.20%, 6/1/2033	80,000	79,146
Security Description	Principal Amount	Value
5.55%, 6/1/2045	$92,000	$85,963
MPLX LP:
2.65%, 8/15/2030	83,000	73,889
4.70%, 4/15/2048	93,000	75,911
4.95%, 3/14/2052	79,000	66,314
5.50%, 6/1/2034	56,000	55,725
5.50%, 2/15/2049	85,000	77,326
ONEOK, Inc.:
5.05%, 11/1/2034	78,000	75,294
5.70%, 11/1/2054	82,000	76,602
6.05%, 9/1/2033	80,000	83,179
6.63%, 9/1/2053	90,000	94,009
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	95,000	93,178
TransCanada PipeLines Ltd. 4.25%, 5/15/2028	75,000	73,993
Williams Cos., Inc.:
2.60%, 3/15/2031	73,000	64,098
3.75%, 6/15/2027	82,000	80,593
		2,305,709
REAL ESTATE INVESTMENT TRUSTS — 0.3%
American Tower Corp. 3.80%, 8/15/2029	88,000	84,488
VICI Properties LP 5.13%, 5/15/2032	80,000	78,401
		162,889
RETAIL — 3.6%
7-Eleven, Inc. 1.80%, 2/10/2031 (a)	88,000	72,860
Costco Wholesale Corp. 1.60%, 4/20/2030	90,000	78,839
Home Depot, Inc.:
2.70%, 4/15/2030	77,000	70,606
2.95%, 6/15/2029	90,000	84,840
3.35%, 4/15/2050	83,000	58,417
3.63%, 4/15/2052	97,000	71,130
4.95%, 6/25/2034	46,000	46,101
5.30%, 6/25/2054	94,000	90,559
5.88%, 12/16/2036	166,000	177,086
Lowe's Cos., Inc.:
2.63%, 4/1/2031	102,000	90,327
3.00%, 10/15/2050	40,000	24,989
3.10%, 5/3/2027	77,000	74,867
3.65%, 4/5/2029	14,000	13,500
3.75%, 4/1/2032	77,000	71,344
4.05%, 5/3/2047	69,000	53,628
4.25%, 4/1/2052	100,000	77,998
5.63%, 4/15/2053	110,000	106,020
McDonald's Corp.:
Series MTN, 3.63%, 9/1/2049	85,000	61,899
Series MTN, 4.88%, 12/9/2045	97,000	87,636
Walmart, Inc.:
1.80%, 9/22/2031	40,000	34,258
2.65%, 9/22/2051	57,000	35,588

See accompanying notes to Schedule of Investments.

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.70%, 6/26/2028	$119,000	$117,690
4.05%, 6/29/2048	107,000	88,589
4.10%, 4/15/2033	130,000	125,781
4.50%, 4/15/2053	75,000	66,190
		1,880,742
SEMICONDUCTORS — 0.8%
Broadcom, Inc.:
3.14%, 11/15/2035 (a)	151,000	125,256
3.47%, 4/15/2034 (a)	176,000	154,794
3.50%, 2/15/2041 (a)	174,000	136,537
		416,587
SOFTWARE — 3.1%
Fiserv, Inc.:
3.50%, 7/1/2029	29,000	27,571
5.63%, 8/21/2033	80,000	82,313
Microsoft Corp.:
2.53%, 6/1/2050	331,000	206,953
2.68%, 6/1/2060	193,000	115,090
2.92%, 3/17/2052	335,000	224,155
Oracle Corp.:
2.88%, 3/25/2031	166,000	148,579
2.95%, 4/1/2030	191,000	175,417
3.60%, 4/1/2040	156,000	122,499
3.60%, 4/1/2050	242,000	167,907
3.85%, 4/1/2060	162,000	110,807
3.95%, 3/25/2051	176,000	129,232
4.00%, 7/15/2046	161,000	123,031
		1,633,554
TELECOMMUNICATIONS — 7.7%
AT&T, Inc.:
2.55%, 12/1/2033	178,000	145,889
2.75%, 6/1/2031	151,000	134,110
3.50%, 9/15/2053	381,000	259,518
3.55%, 9/15/2055	378,000	255,808
3.65%, 6/1/2051	169,000	119,351
3.65%, 9/15/2059	342,000	230,196
3.80%, 12/1/2057	338,000	237,094
4.30%, 2/15/2030	165,000	162,275
4.35%, 3/1/2029	151,000	149,485
T-Mobile USA, Inc.:
3.30%, 2/15/2051	14,000	9,334
3.40%, 10/15/2052	135,000	91,020
3.75%, 4/15/2027	196,000	193,133
3.88%, 4/15/2030	374,000	358,316
4.50%, 4/15/2050	289,000	239,860
Verizon Communications, Inc.:
2.36%, 3/15/2032	209,000	176,668
2.55%, 3/21/2031	231,000	203,403
2.65%, 11/20/2040	157,000	110,087
2.99%, 10/30/2056	163,000	97,744
3.40%, 3/22/2041	238,000	182,873
3.55%, 3/22/2051	236,000	168,132
3.70%, 3/22/2061	180,000	123,786
Security Description	Principal Amount	Value
4.02%, 12/3/2029	$209,000	$203,310
4.33%, 9/21/2028	184,000	182,956
		4,034,348
TRANSPORTATION — 0.7%
Burlington Northern Santa Fe LLC 5.20%, 4/15/2054	80,000	76,048
Canadian Pacific Railway Co.:
2.45%, 12/2/2031	80,000	69,009
3.10%, 12/2/2051 (c)	89,000	57,755
Union Pacific Corp. 3.25%, 2/5/2050	100,000	69,023
United Parcel Service, Inc. 6.20%, 1/15/2038	80,000	86,549
		358,384
TOTAL CORPORATE BONDS & NOTES (Cost $51,374,801)		51,301,679
	Shares
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (d) (e)	389,083	389,083
State Street Navigator Securities Lending Portfolio II (f) (g)	400,638	400,638
TOTAL SHORT-TERM INVESTMENTS (Cost $789,721)		789,721
TOTAL INVESTMENTS — 99.8% (Cost $52,164,522)		52,091,400
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		84,675
NET ASSETS — 100.0%		$52,176,075
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.6% of net assets as of March 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	All or a portion of the shares of the security are on loan at March 31, 2025.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2025.

See accompanying notes to Schedule of Investments.

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$51,301,679	$—	$51,301,679
Short-Term Investments	789,721	—	—	789,721
TOTAL INVESTMENTS	$789,721	$51,301,679	$—	$52,091,400

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	223,056	$223,123	$1,013,224	$1,236,347	$15	$(15)	—	$—	$2,272
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	2,275,084	1,886,001	—	—	389,083	389,083	5,254
State Street Navigator Securities Lending Portfolio II	1,523,860	1,523,860	18,414,005	19,537,227	—	—	400,638	400,638	1,652
Total		$1,746,983	$21,702,313	$22,659,575	$15	$(15)		$789,721	$9,178
See accompanying notes to Schedule of Investments.

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event the advisor is unable to obtain an independent, third–party valuation the agreements will be fair valued.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of March 31, 2025, is disclosed in each Fund’s respective Schedule of Investments.
Futures Contracts
Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Forward Foreign Currency Exchange Contracts
Certain Funds may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Funds give up the opportunity to profit from favorable exchange rate movements during the term of the contract.

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2025, are disclosed in the Funds' respective Schedules of Investments.
Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the Funds' website at https://www.ssga.com as well as website of the U.S. Securities and Exchange Commission at www.sec.gov.